UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Share Classes Institutional and Administrative	Semiannual Report September 30, 2007

Bond Funds

Convertible Fund

Diversified Income Fund

Extended Duration Fund

Floating Income Fund

GNMA Fund

High Yield Fund

Income Fund

Investment Grade Corporate Bond Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Mortgage-Backed Securities Fund

Real Return Fund

Short-Term Fund

StocksPLUS® Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		23
Financial Highlights		26
Statements of Assets and Liabilities		36
Statements of Operations		39
Statements of Changes in Net Assets		42
Statement of Cash Flows		47
Notes to Financial Statements		165
Privacy Policy		178
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements		179

FUND	Fund Summary	Schedules of Investments

Convertible Fund	4	48
Diversified Income Fund	5	53
Extended Duration Fund	6	66
Floating Income Fund	7	69
GNMA Fund	8	82
High Yield Fund	9	84
Income Fund	10	93
Investment Grade Corporate Bond Fund	11	98
Long Duration Total Return Fund	12	106
Long-Term U.S. Government Fund	13	110
Low Duration Fund	14	115
Low Duration Fund II	15	123
Low Duration Fund III	16	126
Moderate Duration Fund	17	131
Money Market Fund	18	136
Mortgage-Backed Securities Fund	19	137
Real Return Fund	20	140
Short-Term Fund	21	149
StocksPLUS® Fund	22	158

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

■

Returns of high-quality mortgage-backed securities (“MBS”) lagged U.S. Treasuries on a like-duration basis, though high-quality MBS fared better than more credit-driven corporate and asset-backed securities. Mortgage yield premiums widened in an environment of heightened volatility and renewed fears about subprime mortgage credit sparked a flight-to-quality, as investors avoided spread products in favor of U.S. Treasuries.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.44%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Effective 07/31/2007, the Total Return Mortgage Fund changed its name to Mortgage-Backed Securities Fund.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Convertible Fund (8/00), Diversified Income Fund (10/04), Floating Income Fund (12/05), High Yield Fund (1/95), Income Fund (3/07), Investment Grade Corporate Bond Fund (9/02), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Mortgage-Backed Securities Fund (12/01), Real Return Fund (4/00), Short-Term Fund (2/96) and StocksPLUS® Fund (1/97). All other Funds in this Semiannual Report do not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	3

PIMCO Convertible Fund	Institutional Class	PFCIX
	Administrative Class	PFCAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Industrials	50.3%
Short-Term Instruments	16.6%
Convertible Preferred Stocks	12.8%
Banking & Finance	10.0%
Corporate Bonds & Notes	3.4%
Other	6.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	6.18%	16.84%	13.25%	8.72%
PIMCO Convertible Fund Administrative Class	6.11%	16.64%	12.89%	8.44%
Merrill Lynch All Convertibles Index	5.40%	13.45%	13.30%	7.06%
Lipper Convertible Securities Fund Average	6.78%	14.65%	13.02%	7.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.74% for the Institutional Class shares and 0.99% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,061.85	$1,061.11	$1,021.35	$1,020.10
Expenses Paid During Period†	$3.76	$5.05	$3.69	$4.95

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.73% for Institutional Class, 0.98% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An emphasis on higher quality benefited relative performance as investment-grade convertibles outperformed speculative-grade issues by over 1.15%.

»	A general focus on larger credits from the convertible market added to returns as large-cap issues led the market, outperforming small-cap issues by over 12%.

»	An overweight to energy, up nearly 16% over the period and significantly outperforming the overall convertible market, contributed significantly to performance.

»	An above-index weight to the healthcare sector, which outperformed the overall convertible market, benefited performance.

»	As telecom issues underperformed the overall convertible market over the period, an overweight to that sector detracted from performance.

»	An underweight to the technology sector, where returns were above average, detracted from relative performance.

»	Tactically adding exposure to local currency emerging market sovereign issuers, which outperformed the convertible market, added to returns.

4	PIMCO Funds	Bond Funds

PIMCO Diversified Income Fund	Institutional Class	PDIIX
	Administrative Class	PDAAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.9%
U.S. Government Agencies	16.7%
Foreign Currency-Denominated Issues	14.2%
Sovereign Issues	8.2%
Bank Loan Obligations	4.7%
Other	10.3%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	0.88%	5.59%	8.44%
PIMCO Diversified Income Fund Administrative Class	0.76%	5.32%	8.17%
Lehman Brothers Global Credit Hedged USD Index	0.83%	3.82%	5.25%
33%: Lehman Brothers Global Aggregate-Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	0.97%	5.90%	8.04%
Lipper Multi-Sector Income Fund Average	1.71%	6.60%	7.32%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.75% for the Institutional Class shares and 1.00% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,008.82	$1,007.59	$1,021.15	$1,019.90
Expenses Paid During Period†	$3.87	$5.12	$3.89	$5.15

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.77% for Institutional Class, 1.02% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Sector allocation contributed to performance due to an overweight position in the emerging markets sector and an underweight position in the high-yield sector.

»	An overweight position in Brazil benefited performance as Brazil outperformed the overall emerging markets sector during the six-month period.

»	An underweight to Turkey detracted from performance as Turkey outperformed the overall emerging markets sector during the period.

»	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the six-month period.

»	An overweight position in the investment-grade energy sector added to performance as the energy sector outperformed the overall investment-grade credit market during the period.

»	An underweight to the supranational sector detracted from performance as this sector was one of the top performing sectors in the investment-grade credit universe.

»	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short-term rates rose.

Semiannual Report	September 30, 2007	5

PIMCO Extended Duration Fund
	Institutional Class	PEDIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	72.9%
Short-Term Instruments	13.4%
U.S. Government Agencies	11.8%
Corporate Bonds & Notes	1.4%
Mortgage-Backed Securities	0.3%
Other	0.2%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	0.24%	0.27%	2.83%
Citigroup STRIPS Index, 20+ Year Sub-Index	2.72%	2.16%	4.59%
Lipper Corporate Debt Funds BBB-Rated Fund Average	1.25%	4.57%	5.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.57% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,002.43	$1,022.05
Expenses Paid During Period†	$2.95	$2.98

† Expenses are equal to the net annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning during the six-month period detracted from relative performance. An above-index duration during the second quarter detracted value as yields rose across most maturities and a below-index duration during the third quarter of 2007 further decreased relative performance as yields declined across all maturities.

»

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened by 0.58%. Most of the yield curve movement was seen in the third quarter as the change in the two- to 30-year yield spread increased 0.59%.

»

An allocation to long interest rate swaps during the second quarter of 2007 negatively affected relative performance as spreads widened across all maturities. However, exposure to long swaps during the third quarter positively contributed to results as swap spreads narrowed.

»	An out-of-benchmark allocation to long agencies detracted from performance as they underperformed like-duration U.S. Treasuries during the second and third quarters of 2007.

»

Currency exposure to the Japanese yen detracted from performance during the second quarter as the yen depreciated versus the U.S. dollar; however, exposure to the euro, yen and Brazilian real added value to performance as they appreciated versus the U.S. dollar during the third quarter.

6	PIMCO Funds	Bond Funds

PIMCO Floating Income Fund	Institution Class	PFIIX
	Administrative Class	PFTAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	43.8%
Short-Term Instruments	16.1%
Foreign Currency-Denominated Issues	9.1%
Sovereign Issues	7.0%
Mortgage-Backed Securities	7.3%
Asset-Backed Securities	6.3%
Bank Loan Obligations	5.1%
Other	5.3%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Institutional Class	0.63%	5.38%	6.42%
PIMCO Floating Income Fund Administrative Class	0.47%	5.09%	6.14%
3 Month LIBOR Index	2.71%	5.49%	4.24%
Lipper Loan Participation Fund Average	-0.13%	3.71%	4.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,006.25	$1,004.73	$1,022.25	$1,020.00
Expenses Paid During Period†	$2.76	$4.01	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

»

The Fund’s allocations to the credit sectors detracted from performance as the emerging markets (EM), global high-yield, and global investment-grade credit sectors underperformed the 3 Month LIBOR Index over the six-month period.

»	Within EM, an allocation to Brazil helped returns as the Brazil sub index outperformed the JPMorgan Emerging Markets Bond Index Global for the six-month period.

»	The Fund’s exposure to the energy sector benefited performance as the energy sector outperformed compared to the overall credit market during the period.

»	An emphasis on the brokerage sector detracted from performance as the brokerage sector underperformed compared to the overall credit market during the period.

»	An emphasis on the banking sector detracted from performance as the banking sector underperformed relative to the overall credit market.

»	An emphasis on higher-quality insurance bonds detracted from performance as the insurance sector underperformed the overall investment-grade credit market during the period.

Semiannual Report	September 30, 2007	7

PIMCO GNMA Fund
	Institutional Class	PDMIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	95.1%
Short-Term Instruments	3.5%
Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	2.03%	5.68%	4.25%	6.32%	6.44%
Lehman Brothers GNMA Index	2.18%	5.22%	4.02%	5.75%	5.77%
Lipper GNMA Fund Average	1.87%	4.52%	3.12%	4.99%	5.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 1.06% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,020.28	$1,021.10
Expenses Paid During Period†	$3.94	$3.94

† Expenses are equal to the net annualized expense ratio of 0.78% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they lagged GNMA issues.

»	An underweight to 15-year GNMA pass-throughs also detracted from returns as they outpaced 30-year issues.

»	An overweight to 30-year GNMA 5.5% pass-throughs was negative for performance as they lagged other major coupons.

»	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

8	PIMCO Funds	Bond Funds

PIMCO High Yield Fund	Institutional Class	PHIYX
	Administrative Class	PHYAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	62.6%
Short-Term Instruments	16.2%
U.S. Government Agencies	8.0%
Bank Loan Obligations	7.1%
Foreign Currency-Denominated Issues	3.2%
Other	2.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Institutional Class	1.14%	7.26%	11.77%	6.40%	8.59%
PIMCO High Yield Fund Administrative Class	1.01%	7.00%	11.50%	6.14%	8.33%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	1.02%	7.41%	10.88%	5.84%	7.70%
Lipper High Current Yield Fund Average	0.25%	7.02%	11.10%	4.31%	6.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,011.35	$1,010.10	$1,022.45	$1,021.20
Expenses Paid During Period†	$2.56	$3.82	$2.58	$3.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class, 0.76% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below-investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

An overweight to the healthcare sector, which outperformed the overall high-yield market, and a concentration to the middle-quality tier within the sector, which led the momentum, was a significant contributor to relative performance.

»	As home construction and real estate bonds underperformed, an underweight to both industry categories benefited performance.

»	An overweight to utility bonds added to returns as the sector outperformed the high-yield market, as a whole, during the period.

»	Security selection in the consumer cyclical sector detracted from performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

»	An underweight to the lodging sector detracted from relative performance as the sector has seen a strong rebound for most of 2007, coming off last year’s lows.

»	Exposure to high-yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

»	Tactically adding exposure to both local currency and U.S. dollar-denominated emerging market sovereigns, which outperformed the high-yield market, added to returns.

Semiannual Report	September 30, 2007	9

PIMCO Income Fund	Institutional Class	PIMIX
	Administrative Class	PIINX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	38.8%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	11.1%
Mortgage-Backed Securities	10.3%
Asset-Backed Securities	4.7%
Other	1.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (03/30/2007)*
PIMCO Income Fund Institutional Class	2.29%	2.29%
PIMCO Income Fund Administrative Class	2.18%	2.18%
Lehman Brothers Aggregate Bond Index	2.31%	2.31%
Lipper Multi-Sector Income Fund Average	1.71%	1.71%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.47% for the Institutional Class shares and 0.72% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,022.90	$1,021.83	$1,008.30	$1,007.40
Expenses Paid During Period†	$16.89	$17.79	$16.77	$17.67

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (3.34% for Institutional Class, 3.52% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 3.34% for Institutional Class and 3.52% for Administrative Class reflects net annualized expenses after application of an expense reduction of 0.57% and 0.58%, respectively.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

»

Curve positioning, with an emphasis on short and intermediate maturities, was a strong positive for performance, as the slope of the yield curve steepened as measured by the difference between 2- and 30-year yields.

»	An overweight to mortgage-backed securities and asset-backed bonds was a primary detractor from performance as both sectors underperformed like-duration U.S. Treasuries.

»	An underweight to investment-grade corporates and emerging markets benefited performance as increased risk aversion caused these sectors to underperform U.S. Treasuries.

»	Exposure to the high-yield sector detracted from performance as the high-yield sector underperformed like-duration U.S. Treasuries.

10	PIMCO Funds	Bond Funds

PIMCO Investment Grade Corporate Bond Fund	Institutional Class	PIGIX
	Administrative Class	PGCAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Banking & Finance	33.2%
Industrials	26.8%
Utilities	13.8%
U.S. Government Agencies	11.1%
Short-Term Instruments	8.1%
Foreign Currency-Denominated Issues	4.1%
Other	2.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Institutional Class	1.96%	5.19%	6.42%	7.88%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	1.78%	4.89%	6.14%	7.61%
Lehman Brothers Credit Investment Grade Index	1.33%	4.23%	5.02%	6.94%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.69%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.56	$1,017.79	$1,022.45	$1,021.20
Expenses Paid During Period†	$2.57	$3.83	$2.58	$3.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class, 0.76% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration added to performance as U.S. interest rates ended September lower than where they had been six months earlier.

»	The Fund’s yield curve steepening bias in the U.S. and the U.K. enhanced returns.

»

An emphasis on AA- rated bonds benefited performance as they outperformed all lower-quality tiers. However, a small allocation to below investment-grade bonds hindered returns as high-yield bonds underperformed high-grade bonds.

»	Below-index exposure to finance company bonds benefited performance as this sector underperformed the corporate market.

»	An above-index position in the banking sector detracted from returns as the banking sub-sector group lagged the corporate market.

»	An underweight to homebuilders benefited performance as the sector underperformed.

»	A below-index allocation to consumer non-cyclical bonds detracted from returns as the sector outperformed the broader market during the six-month period.

Semiannual Report	September 30, 2007	11

PIMCO Long Duration Total Return Fund
	Institutional Class	PLRIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	49.4%
Corporate Bonds & Notes	30.1%
U.S. Government Agencies	11.3%
U.S. Treasury Obligations	2.9%
Asset-Backed Securities	2.7%
Other	3.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	1.17%	3.56%	4.71%
Lehman Brothers Long-Term Government/Credit Index	1.62%	3.70%	5.06%
Lipper Corporate Debt Funds BBB-Rated Fund Average	1.25%	4.57%	5.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,011.68	$1,022.50
Expenses Paid During Period†	$2.51	$2.53

† Expenses are equal to the net annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning during the six-month period detracted from relative performance. An above-index duration during the second quarter detracted value as yields rose across most maturities and a below-index duration during the third quarter of 2007 further decreased relative performance as yields declined across all maturities.

»

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened by 0.58%. Most of the yield curve movement was seen in the third quarter as the change in the two- to 30-year yield spread increased 0.59%.

»

An allocation to long interest rate swaps during the second quarter of 2007 negatively affected relative performance as spreads widened across all maturities. However, exposure to long swaps during the third quarter positively contributed to results as swap spreads narrowed.

»	An underweight to corporates benefited performance as they underperformed like-duration U.S. Treasuries during the second and third quarters of 2007.

»

Currency exposure to the Japanese yen detracted from performance during the second quarter as the yen depreciated versus the U.S. dollar; however, exposure to the euro, yen and Brazilian real added value as they appreciated versus the U.S. dollar during the third quarter.

12	PIMCO Funds	Bond Funds

PIMCO Long-Term U.S. Government Fund	Institutional Class	PGOVX
	Administrative Class	PLGBX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	50.5%
U.S. Treasury Obligations	14.5%
Corporate Bonds & Notes	11.6%
Mortgage-Backed Securities	10.0%
Short-Term Instruments	6.9%
Asset-Backed Securities	6.3%
Other	0.2%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Institutional Class	1.76%	3.67%	4.20%	7.40%	9.33%
PIMCO Long-Term U.S. Government Fund Administrative Class	1.64%	3.42%	3.95%	7.14%	9.07%
Lehman Brothers Long-Term Treasury Index	2.85%	4.44%	4.47%	7.23%	8.57%
Lipper General U.S. Government Fund Average	1.73%	3.87%	2.60%	4.92%	5.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.475% for the Institutional Class shares and 0.725% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.65	$1,016.43	$1,022.55	$1,021.30
Expenses Paid During Period†	$2.47	$3.73	$2.48	$3.74

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.475% for Institutional Class, 0.725% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Duration positioning during the six-month period detracted from relative performance. An above-index duration during the second quarter detracted value as yields rose across most maturities and a below-index duration during the third quarter of 2007 further decreased relative performance as yields declined across all maturities.

»

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened by 0.58%. Most of the yield curve movement was seen in the third quarter as the change in the two- to 30-year yield spread increased 0.59%.

»

An allocation to long interest rate swaps during the second quarter of 2007 negatively affected relative performance as spreads widened across all maturities. However, exposure to long swaps during the third quarter positively contributed to results as swap spreads narrowed.

»	An out-of-benchmark allocation to long Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the six-month reporting period.

»	Exposure to corporates detracted from results as they underperformed compared to like-duration U.S. Treasuries during the second and third quarters of 2007.

»	A small out-of benchmark allocation to Treasury Inflation-Protected Securities positively affected performance over the six-month reporting period as they outperformed like-duration U.S. Treasuries.

Semiannual Report	September 30, 2007	13

PIMCO Low Duration Fund	Institutional Class	PTLDX
	Administrative Class	PLDAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	19.3%
Mortgage-Backed Securities	17.6%
Asset-Backed Securities	5.6%
Other	5.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Institutional Class	3.38%	5.94%	3.56%	5.08%	6.74%
PIMCO Low Duration Fund Administrative Class	3.25%	5.68%	3.30%	4.83%	6.48%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	6.02%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	5.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,033.78	$1,032.52	$1,022.85	$1,021.60
Expenses Paid During Period†	$2.19	$3.46	$2.17	$3.44

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

»	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

»	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	Credit exposure, especially to financial firms, detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

»	Exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries during the period.

»	Exposure to the front-end of the U.K. yield curve detracted from performance as front-end yields rose in the U.K. during the period.

»	Currency exposure, especially to the Brazilian real, benefited performance as the U.S. dollar depreciated against a broad basket of currencies during the period.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund II	Institutional Class	PLDTX
	Administrative Class	PDFAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	32.7%
Corporate Bonds & Notes	20.2%
Mortgage-Backed Securities	16.2%
Short-Term Instruments	14.4%
Asset-Backed Securities	11.9%
Other	4.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	2.93%	5.55%	2.97%	4.77%	5.41%
PIMCO Low Duration Fund II Administrative Class	2.81%	5.29%	2.71%	4.51%	5.14%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	5.18%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	4.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,029.32	$1,028.05	$1,022.50	$1,021.25
Expenses Paid During Period†	$2.54	$3.80	$2.53	$3.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

»	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

»	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	Credit exposure detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

Semiannual Report	September 30, 2007	15

PIMCO Low Duration Fund III	Institutional Class	PLDIX
	Administrative Class	PDRAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	32.9%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	22.0%
Mortgage-Backed Securities	10.3%
Asset-Backed Securities	8.5%
Other	3.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	3.19%	5.71%	3.38%	4.94%	5.08%
PIMCO Low Duration Fund III Administrative Class	3.06%	5.44%	3.12%	4.68%	4.82%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	4.81%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	4.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,031.95	$1,030.63	$1,022.50	$1,021.25
Expenses Paid During Period†	$2.54	$3.81	$2.53	$3.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

»	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

»	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	Credit exposure, especially to financial firms, detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

»	Exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries during the period.

»	Exposure to the front-end of the U.K. yield curve detracted from performance as front-end yields rose in the U.K. during the period.

»	Currency exposure, especially to the Brazilian real, benefited performance as the U.S. dollar depreciated against a broad basket of currencies during the period.

16	PIMCO Funds	Bond Funds

PIMCO Moderate Duration Fund
	Institutional Class	PMDRX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	59.3%
Corporate Bonds & Notes	17.6%
Short-Term Instruments	12.6%
Mortgage-Backed Securities	4.5%
U.S. Treasury Obligations	2.1%
Other	3.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	2.69%	5.42%	4.57%	5.94%	6.06%
Lehman Brothers Intermediate Government/Credit Index	2.72%	5.43%	3.82%	5.68%	5.81%
Lipper Short Intermediate Investment Grade Debt Fund Average	1.83%	4.28%	3.17%	4.84%	4.99%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,026.88	$1,022.75
Expenses Paid During Period†	$2.28	$2.28

† Expenses are equal to the net annualized expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields fell later in the reporting period, which mitigated some of this effect.

»	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

»	An emphasis on mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

»

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

»	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

»	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

Semiannual Report	September 30, 2007	17

PIMCO Money Market Fund	Institutional Class	PMIXX
	Administrative Class	PMAXX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Commercial Paper	85.1%
Certificates Of Deposit	8.6%
Corporate Bonds & Notes	6.2%
Repurchase Agreements	0.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Institutional Class	4.97%	5.01%	2.51%	5.12%	2.74%	3.66%	4.02%
PIMCO Money Market Fund Administrative Class	4.72%	4.76%	2.37%	4.84%	2.49%	3.41%	3.77%
Citigroup 3-Month Treasury Bill Index	—	—	2.44%	5.01%	2.83%	3.65%	4.04%
Lipper Institutional Money Market Fund Average	—	—	2.51%	5.06%	2.69%	3.67%	4.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,025.11	$1,023.72	$1,023.40	$1,022.15
Expenses Paid During Period†	$1.62	$2.88	$1.62	$2.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Fund maintained its AAA- average credit quality during the period by investing in high-credit quality, short-maturity money market securities with limited interest rate risk.

»	Holdings in commercial paper, floating rate notes, and agency securities provided attractive yields compared to like-duration U.S. Treasuries.

»	Tactical exposure to short-maturity notes enhanced yield while money market yield curves were inverted.

»	High-quality (A1/P1) commercial paper yields decreased by about 0.25% to 5.02%, which was a smaller decrease than the 0.50% reduction in the Federal Funds Rate later in the period.

18	PIMCO Funds	Bond Funds

PIMCO Mortgage-Backed Securities Fund	Institutional Class	PTRIX
	Administrative Class	PMTAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	87.4%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	3.4%
Asset-Backed Securities	2.2%
Corporate Bonds & Notes	0.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	2.12%	5.75%	4.56%	6.55%	6.61%
PIMCO Mortgage-Backed Securities Fund Administrative Class	1.99%	5.49%	4.31%	6.29%	6.35%
Lehman Brothers Mortgage Index	2.08%	5.33%	4.13%	5.83%	5.84%
Lipper U.S. Mortgage Fund Average	1.36%	4.07%	3.33%	5.05%	5.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,021.18	$1,019.92	$1,021.30	$1,020.05
Expenses Paid During Period†	$3.74	$5.00	$3.74	$5.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Effective 07/31/2007, the PIMCO Total Return Mortgage Fund changed its name to PIMCO Mortgage-Backed Securities Fund.

»	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»

An overweight to 30-year conventional 5% and 5.5% pass-throughs (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

»	An overweight to 15-year conventional 5% pass-throughs also detracted from returns as they were the worst performing major 15-year coupon during the period.

»	An underweight to 30-year GNMA issues for most of the period was negative for performance as they outperformed conventional issues.

»	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

Semiannual Report	September 30, 2007	19

PIMCO Real Return Fund	Institutional Class	PRRIX
	Administrative Class	PARRX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	56.2%
U.S. Government Agencies	31.9%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	3.3%
Short-Term Instruments	1.7%
Other	2.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Institutional Class	3.40%	4.41%	5.47%	7.72%	7.49%
PIMCO Real Return Fund Administrative Class	3.27%	4.15%	5.20%	7.44%	7.21%
Lehman Brothers U.S. TIPS Index	3.75%	4.97%	5.36%	7.06%	6.73%
Lipper Treasury Inflation Protected Securities Fund Average	3.04%	3.97%	4.53%	6.17%	6.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,033.99	$1,032.70	$1,022.70	$1,021.45
Expenses Paid During Period†	$2.34	$3.61	$2.33	$3.59

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.71% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

»	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

»	Increasing exposure to emerging market currencies and locally issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

»	A modest allocation to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

»	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

20	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund	Institutional Class	PTSHX
	Administrative Class	PSFAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	34.0%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	21.4%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	8.9%
Other	2.5%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Institutional Class	2.19%	4.62%	3.30%	4.30%	5.46%
PIMCO Short-Term Fund Administrative Class	2.07%	4.36%	3.04%	4.04%	5.19%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.65%	4.64%
Lipper Ultra-Short Obligations Fund Average	1.19%	3.61%	2.67%	3.82%	4.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,021.90	$1,020.66	$1,022.75	$1,021.50
Expenses Paid During Period†	$2.27	$3.54	$2.28	$3.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve helped in part by the 0.50% reduction in the Federal Funds Rate by the Federal Reserve in September.

»	A curve-steepening strategy, which included being overweight short-term securities and underweight longer-maturity bonds, helped performance as the yield curve steepend.

»	Exposure to mortgage-backed securities detracted from performance as mortgages underperformed like-duration U.S. Treasuries.

»	Credit sensitive sectors, including corporates, emerging markets, and asset-backed securities, delivered negative returns over the six-month period, which detracted from performance.

»	Foreign currency positions delivered positive price returns as the U.S. dollar depreciated against major currencies, which benefited performance.

Semiannual Report	September 30, 2007	21

PIMCO StocksPLUS® Fund	Institutional Class	PSTKX
	Administrative Class	PPLAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	35.4%
Short-Term Instruments	25.5%
U.S. Government Agencies	15.0%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	6.9%
Other	5.3%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Institutional Class	8.90%	16.72%	15.27%	6.71%	11.53%
PIMCO StocksPLUS® Fund Administrative Class	8.66%	16.28%	14.99%	6.36%	11.18%
S&P 500 Index	8.44%	16.44%	15.45%	6.57%	11.06%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	5.55%	9.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,089.00	$1,086.60	$1,022.25	$1,021.00
Expenses Paid During Period†	$2.87	$4.17	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $2.61 and $3.91 for Institutional Class and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.53 and $3.79 for Institutional Class and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

»	Duration exposure in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed LIBOR over the six- month period.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

22	PIMCO Funds	Bond Funds

Benchmark Descriptions

Index	Description

33%: Lehman Brothers Global Aggregate- Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Intermediate Government/Credit Index	Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	23

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers Long-Term Government/Credit Index	Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Brothers Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1–3 Year U.S. Treasury Index	Merrill Lynch 1–3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

24	PIMCO Funds	Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Convertible Fund
Institutional Class
09/30/2007+	$13.74	$0.14	$0.71	$0.85	$(0.15)	$0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
Administrative Class
09/30/2007+	14.04	0.12	0.74	0.86	(0.13)	0.00
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00

Diversified Income Fund
Institutional Class
09/30/2007+	$11.13	$0.31	$(0.22)	$0.09	$(0.33)	$0.00
03/31/2007	11.01	0.60	0.30	0.90	(0.63)	(0.15)
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
09/30/2007+	11.13	0.30	(0.22)	0.08	(0.32)	0.00
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Extended Duration Fund
Institutional Class
09/30/2007+	$9.94	$0.22	$(0.20)	$0.02	$(0.23)	$0.00
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)

Floating Income Fund
Institutional Class
09/30/2007+	$10.55	$0.28	$(0.22)	$0.06	$(0.34)	$0.00
03/31/2007	10.39	0.53	0.32	0.85	(0.64)	(0.05)
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00
Administrative Class
09/30/2007+	10.55	0.26	(0.21)	0.05	(0.33)	0.00
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.

(c) If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.90%.

(d) If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.83%.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.15)	$14.44	6.18%	$381,601	0.73	%*	0.65	%*	1.96	%*	34%
0.00	(0.54)	13.74	13.45	59,765	0.74		0.65		1.64		78
0.00	(0.34)	12.62	8.70	53,838	0.65		0.65		0.93		71
0.00	(0.35)	11.94	2.08	58,894	0.66		0.65		0.91		118
0.00	(0.56)	12.04	34.46	13,666	0.66		0.65		2.00		365
0.00	(0.36)	9.40	(6.34)	11,469	0.67		0.65		2.92		187

0.00	(0.13)	14.77	6.11	14	0.98	*	0.90	*	1.66	*	34
0.00	(0.50)	14.04	13.12	13	0.99		0.90		1.39		78
0.00	(0.31)	12.89	8.43	11	0.90		0.90		0.68		71
0.00	(0.28)	12.19	1.85	10	0.95		0.90		(0.44)		118
0.00	(0.55)	12.24	34.10	944	0.91		0.90		(0.16)		365
0.00	(0.33)	9.56	(7.00)	8	0.92		0.90		2.71		187

$0.00	$(0.33)	$10.89	0.88%	$2,421,789	0.77	%*	0.75	%*	5.79	%*	127%
0.00	(0.78)	11.13	8.42	2,155,586	0.75		0.75		5.43		190
0.00	(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28		128
0.00	(0.60)	10.87	5.99	897,441	0.75		0.75		4.97		44
0.00	(0.35)	10.84	12.02	676,454	0.75	*(b)	0.75	*(b)	4.55	*	33

0.00	(0.32)	10.89	0.76	5,368	1.02	*	1.00	*	5.54	*	127
0.00	(0.75)	11.13	8.14	4,818	1.00		1.00		5.17		190
0.00	(0.68)	11.01	7.67	4,020	1.00		1.00		5.02		128
0.00	(0.27)	10.87	1.35	3,603	1.00	*	1.00	*	4.61	*	44

$0.00	$(0.23)	$9.73	0.24%	$43,071	0.50	%*	0.50	%*	4.56	%*	431%
0.00	(0.35)	9.94	2.82	3,083	0.57	*(c)	0.50	*(d)	4.53	*	298

$0.00	$(0.34)	$10.27	0.63%	$3,939,291	0.55	%*	0.55	%*	5.36	%*	66%
0.00	(0.69)	10.55	8.48	4,578,703	0.55		0.55		5.05		138
0.00	(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03		83
0.00	(0.21)	10.17	3.87	723,725	0.55	*	0.55	*	2.81	*	18

0.00	(0.33)	10.27	0.47	2,879	0.80	*	0.80	*	4.91	*	66
0.00	(0.67)	10.55	8.21	10,754	0.80		0.80		4.82		138
0.00	(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45	*	83

Semiannual Report	September 30, 2007	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Institutional Class
09/30/2007+	$11.11	$0.29	$(0.07)	$0.22	$(0.28)	$0.00
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)

High Yield Fund
Institutional Class
09/30/2007+	$9.94	$0.35	$(0.24)	$0.11	$(0.36)	$0.00
03/31/2007	9.77	0.69	0.18	0.87	(0.69)	(0.01)
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
Administrative Class
09/30/2007+	9.94	0.34	(0.24)	0.10	(0.35)	0.00
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00

Income Fund
Institutional Class
09/30/2007+	$10.00	$0.29	$(0.02)	$0.27	$(0.32)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
09/30/2007+	10.00	0.28	(0.02)	0.26	(0.31)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Institutional Class
09/30/2007+	$10.37	$0.26	$(0.06)	$0.20	$(0.27)	$0.00
03/31/2007	10.17	0.50	0.22	0.72	(0.50)	(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
Administrative Class
09/30/2007+	10.37	0.25	(0.07)	0.18	(0.25)	0.00
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

Long Duration Total Return Fund
Institutional Class
09/30/2007+	$10.09	$0.25	$(0.14)	$0.11	$(0.25)	$0.00
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.61%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.91%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.97%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.10%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.28)	$11.05	2.03%	$156,146	0.78	%*	0.50	%*	5.20	%*	234%
0.00	(0.53)	11.11	7.01	133,271	1.06		0.50		4.88		1,009
0.00	(0.45)	10.90	3.16	130,771	0.50		0.50		3.66		1,069
0.00	(0.38)	11.01	2.72	422,890	0.50		0.50		2.31		1,209
0.00	(0.42)	11.09	4.17	206,674	0.52		0.50		1.23		1,409
0.00	(0.53)	11.05	8.68	94,432	0.50		0.50		2.18		763

$0.00	$(0.36)	$9.69	1.14%	$4,273,697	0.51	%*	0.50	%*	7.14	%*	59%
0.00	(0.70)	9.94	9.19	4,237,307	0.50		0.50		7.04		75
0.00	(0.72)	9.77	8.38	3,890,064	0.50		0.50		7.25		105
0.00	(0.68)	9.70	7.30	2,977,651	0.50		0.50		6.87		62
0.00	(0.69)	9.69	17.09	3,084,338	0.50		0.50		7.18		105
0.00	(0.74)	8.90	5.58	2,730,996	0.50		0.50		8.41		129

0.00	(0.35)	9.69	1.01	821,839	0.76	*	0.75	*	6.90	*	59
0.00	(0.67)	9.94	8.93	900,832	0.75		0.75		6.81		75
0.00	(0.69)	9.77	8.11	737,876	0.75		0.75		6.98		105
0.00	(0.65)	9.70	7.03	670,763	0.75		0.75		6.61		62
0.00	(0.67)	9.69	16.80	668,731	0.75		0.75		6.91		105
0.00	(0.72)	8.90	5.33	439,519	0.75		0.75		8.16		129

$0.00	$(0.32)	$9.95	2.29%	$90,619	3.34	%*(c)	0.40	%*(d)	5.90	%*	222%
0.00	0.00	10.00	0.00	25,006	0.40	*	0.40	*	(0.40	) *	0

0.00	(0.31)	9.95	2.18	10	3.52	*(e)	0.65	*(f)	5.64	*	222
0.00	0.00	10.00	0.00	10	0.65	*	0.65	*	(0.65	) *	0

$0.00	$(0.27)	$10.30	1.96%	$39,848	0.51	%*	0.50	%*	5.18	%*	47%
0.00	(0.52)	10.37	7.25	36,725	0.50		0.50		4.84		98
0.00	(0.48)	10.17	2.59	30,998	0.50		0.50		4.42		168
0.00	(0.63)	10.38	1.41	30,319	0.50		0.50		4.11		57
0.00	(0.73)	10.86	10.86	30,268	0.51		0.50		4.57		141
0.00	(0.95)	10.49	13.87	23,079	0.51		0.50		3.96		681

0.00	(0.25)	10.30	1.78	248	0.76	*	0.75	*	4.81	*	47
0.00	(0.50)	10.37	7.00	288	0.75		0.75		4.61		98
0.00	(0.46)	10.17	2.33	1,137	0.75		0.75		4.17		168
0.00	(0.61)	10.38	1.16	935	0.75		0.75		3.87		57
0.00	(0.70)	10.86	10.58	807	0.75		0.75		4.04		141
0.00	(0.65)	10.49	8.09	11	0.76	*	0.75	*	5.62	*	681

$0.00	$(0.25)	$9.95	1.17%	$208,037	0.50	%*	0.50	%*	5.17	%*	206%
0.00	(0.29)	10.09	3.89	4,631	0.50	*(b)	0.50	*(b)	4.99	*	330

Semiannual Report	September 30, 2007	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
09/30/2007+	$10.66	$0.26	$(0.08)	$0.18	$(0.26)	$0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
Administrative Class
09/30/2007+	10.66	0.25	(0.08)	0.17	(0.25)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)

Low Duration Fund
Institutional Class
09/30/2007+	$9.95	$0.24	$0.09	$0.33	$(0.24)	$0.00
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
Administrative Class
09/30/2007+	9.95	0.23	0.09	0.32	(0.23)	0.00
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)

Low Duration Fund II
Institutional Class
09/30/2007+	$9.58	$0.23	$0.05	$0.28	$(0.23)	$0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
Administrative Class
09/30/2007+	9.58	0.21	0.05	0.26	(0.21)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)

Low Duration Fund III
Institutional Class
09/30/2007+	$9.80	$0.24	$0.07	$0.31	$(0.24)	$0.00
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
Administrative Class
09/30/2007+	9.80	0.22	0.08	0.30	(0.23)	0.00
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.26)	$10.58	1.76%	$1,038,479	0.475	%*	0.475	%*	5.07	%*	139%
0.00	(0.52)	10.66	6.83	905,955	0.475		0.475		4.82		971
0.00	(0.43)	10.48	1.19	1,832,892	0.48	(b)	0.48	(b)	3.98		788
0.00	(0.70)	10.77	1.17	604,056	0.50		0.50		3.13		321
0.00	(0.63)	11.35	8.12	296,982	0.51		0.50		3.61		588
0.00	(0.95)	11.12	21.74	380,638	0.50		0.50		4.35		427

0.00	(0.25)	10.58	1.64	92,125	0.725	*	0.725	*	4.83	*	139
0.00	(0.49)	10.66	6.58	91,220	0.725		0.725		4.61		971
0.00	(0.40)	10.48	0.95	99,319	0.74	(b)	0.74	(b)	3.53		788
0.00	(0.67)	10.77	0.92	110,640	0.75		0.75		2.91		321
0.00	(0.61)	11.35	7.85	154,879	0.76		0.75		3.36		588
0.00	(0.92)	11.12	21.44	170,280	0.75		0.75		3.97		427

$0.00	$(0.24)	$10.04	3.38%	$7,180,139	0.43	%*	0.43	%*	4.79	%*	60%
0.00	(0.46)	9.95	5.30	8,053,232	0.43		0.43		4.58		73
0.00	(0.41)	9.90	2.01	8,746,237	0.43		0.43		3.59		68
0.00	(0.29)	10.11	0.90	9,297,898	0.43		0.43		2.08		278
0.00	(0.30)	10.31	2.74	9,779,729	0.43		0.43		2.00		247
0.00	(0.53)	10.33	8.07	7,371,811	0.43		0.43		3.42		218

0.00	(0.23)	10.04	3.25	318,111	0.68	*	0.68	*	4.55	*	60
0.00	(0.44)	9.95	5.04	281,769	0.68		0.68		4.32		73
0.00	(0.39)	9.90	1.76	329,977	0.68		0.68		3.33		68
0.00	(0.26)	10.11	0.65	418,335	0.68		0.68		1.83		278
0.00	(0.28)	10.31	2.49	465,152	0.68		0.68		1.75		247
0.00	(0.50)	10.33	7.81	396,817	0.68		0.68		3.19		218

$0.00	$(0.23)	$9.63	2.93%	$296,421	0.50	%*	0.50	%*	4.74	%*	16%
0.00	(0.45)	9.58	5.26	329,947	0.50		0.50		4.65		147
0.00	(0.36)	9.54	1.74	452,372	0.50		0.50		3.59		93
0.00	(0.22)	9.73	0.58	554,968	0.50		0.50		2.05		308
0.00	(0.30)	9.89	1.80	701,628	0.50		0.50		2.06		234
0.00	(0.48)	10.02	7.53	476,083	0.50		0.50		3.33		293

0.00	(0.21)	9.63	2.81	766	0.75	*	0.75	*	4.50	*	16
0.00	(0.43)	9.58	4.99	892	0.75		0.75		4.40		147
0.00	(0.33)	9.54	1.49	1,133	0.75		0.75		3.32		93
0.00	(0.19)	9.73	0.33	996	0.75		0.75		1.80		308
0.00	(0.28)	9.89	1.56	1,313	0.75		0.75		2.00		234
0.00	(0.45)	10.02	7.26	1,536	0.75		0.75		3.08		293

$0.00	$(0.24)	$9.87	3.19%	$129,362	0.50	%*	0.50	%*	4.87	%*	26%
0.00	(0.45)	9.80	5.09	125,522	0.50		0.50		4.56		101
0.00	(0.39)	9.76	2.12	146,721	0.50		0.50		3.61		46
0.00	(0.29)	9.94	0.73	99,961	0.50		0.50		1.85		390
0.00	(0.29)	10.15	2.02	87,641	0.52		0.50		1.86		216
0.00	(0.61)	10.24	8.83	65,441	0.50		0.50		3.82		230

0.00	(0.23)	9.87	3.06	25	0.75	*	0.75	*	4.62	*	26
0.00	(0.42)	9.80	4.83	25	0.75		0.75		4.32		101
0.00	(0.36)	9.76	1.89	23	0.75		0.75		3.33		46
0.00	(0.26)	9.94	0.46	17	0.75		0.75		1.59		390
0.00	(0.26)	10.15	1.75	14	0.77		0.75		1.71		216
0.00	(0.59)	10.24	8.57	17	0.75		0.75		3.63		230

Semiannual Report	September 30, 2007	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Moderate Duration Fund
Institutional Class
09/30/2007+	$9.99	$0.24	$0.02	$0.26	$(0.24)	$0.00
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)

Money Market Fund
Institutional Class
09/30/2007+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
Administrative Class
09/30/2007+	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00

Mortgage-Backed Securities Fund
Institutional Class
09/30/2007+	$10.72	$0.27	$(0.05)	$0.22	$(0.26)	$0.00
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
Administrative Class
09/30/2007+	10.72	0.25	(0.04)	0.21	(0.25)	0.00
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)

Real Return Fund
Institutional Class
09/30/2007+	$10.89	$0.38	$(0.02)	$0.36	$(0.36)	$0.00
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
Administrative Class
09/30/2007+	10.89	0.36	(0.02)	0.34	(0.34)	0.00
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$10.01	2.69%	$1,581,120	0.45	%*	0.45	%*	4.84	%*	53%
0.00	(0.50)	9.99	5.64	1,581,290	0.45		0.45		4.60		238
0.00	(0.46)	9.94	1.92	1,845,829	0.45		0.45		4.30		208
0.00	(0.45)	10.20	0.82	1,917,803	0.45		0.45		2.34		447
0.00	(0.48)	10.56	5.74	1,583,593	0.45		0.45		2.45		183
0.00	(0.72)	10.46	11.75	1,085,141	0.45		0.45		4.15		458

$0.00	$(0.02)	$1.00	2.51%	$182,233	0.32	%*	0.32	%*	4.99	%*	N/A
0.00	(0.05)	1.00	5.03	173,050	0.32		0.32		4.95		N/A
0.00	(0.03)	1.00	3.48	125,508	0.32		0.32		3.40		N/A
0.00	(0.01)	1.00	1.39	180,093	0.34		0.34		1.35		N/A
0.00	(0.01)	1.00	0.78	162,169	0.35		0.35		0.76		N/A
0.00	(0.01)	1.00	1.34	133,701	0.35		0.35		1.28		N/A

0.00	(0.02)	1.00	2.37	4,165	0.57	*	0.57	*	4.75	*	N/A
0.00	(0.05)	1.00	4.77	3,168	0.57		0.57		4.56		N/A
0.00	(0.03)	1.00	3.23	19,114	0.57		0.57		2.96		N/A
0.00	(0.01)	1.00	1.15	34,543	0.57		0.57		1.13		N/A
0.00	(0.01)	1.00	0.53	7,035	0.60		0.60		0.53		N/A
0.00	(0.01)	1.00	1.08	17,522	0.60		0.60		1.14		N/A

$0.00	$(0.26)	$10.68	2.12%	$310,380	0.74	%*	0.50	%*	5.01	%*	237%
0.00	(0.52)	10.72	7.51	266,617	0.50		0.50		4.84		780
0.00	(0.43)	10.47	2.65	357,590	0.50		0.50		3.86		711
0.00	(0.54)	10.62	3.06	454,392	0.50		0.50		2.93		824
0.00	(0.43)	10.83	4.89	59,811	0.55		0.50		1.75		993
0.00	(0.57)	10.75	9.48	69,700	0.50		0.50		2.44		844

0.00	(0.25)	10.68	1.99	30,236	0.99	*	0.75	*	4.77	*	237
0.00	(0.49)	10.72	7.24	22,295	0.75		0.75		4.65		780
0.00	(0.40)	10.47	2.39	12,339	0.75		0.75		3.67		711
0.00	(0.52)	10.62	2.83	11,264	0.75		0.75		2.28		824
0.00	(0.41)	10.83	4.63	14,996	0.80		0.75		1.56		993
0.00	(0.54)	10.75	9.22	14,920	0.75		0.75		2.20		844

$0.00	$(0.36)	$10.89	3.40%	$5,447,582	0.46	%*	0.45	%*	7.09	%*	252%
(0.01)	(0.46)	10.89	5.00	5,427,623	0.45		0.45		3.67		480
0.00	(0.70)	10.82	0.81	5,920,513	0.45		0.45		4.64		388
0.00	(0.76)	11.42	3.46	4,871,247	0.45		0.45		3.53		369
0.00	(0.91)	11.79	11.74	3,416,647	0.45		0.45		3.26		308
0.00	(0.68)	11.42	17.99	2,046,641	0.47		0.45		4.62		191

0.00	(0.34)	10.89	3.27	513,386	0.71	*	0.70	*	6.75	*	252
(0.01)	(0.44)	10.89	4.74	453,363	0.70		0.70		3.21		480
0.00	(0.67)	10.82	0.55	399,084	0.70		0.70		5.00		388
0.00	(0.73)	11.42	3.20	1,040,102	0.70		0.70		3.38		369
0.00	(0.88)	11.79	11.47	870,562	0.70		0.70		2.74		308
0.00	(0.65)	11.42	17.67	319,993	0.72		0.70		4.50		191

Semiannual Report	September 30, 2007	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
09/30/2007+	$9.96	$0.25	$(0.03)	$0.22	$(0.25)	$0.00
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)
Administrative Class
09/30/2007+	9.96	0.23	(0.03)	0.20	(0.23)	0.00
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)

StocksPLUS® Fund
Institutional Class
09/30/2007+	$11.07	$0.28	$0.70	$0.98	$(0.30)	$0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
Administrative Class
09/30/2007+	10.83	0.26	0.67	0.93	(0.28)	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$9.93	2.19%	$1,849,386	0.45	%*	0.45	%*	4.94	%*	131%
0.00	(0.49)	9.96	4.81	2,009,506	0.45		0.45		4.71		187
0.00	(0.35)	9.98	3.22	2,144,713	0.45		0.45		3.41		230
0.00	(0.21)	10.01	1.51	2,494,591	0.45		0.45		1.76		356
0.00	(0.18)	10.07	2.10	2,460,266	0.45		0.45		1.50		268
0.00	(0.31)	10.04	3.60	1,720,546	0.45		0.45		2.81		77

0.00	(0.23)	9.93	2.07	1,718,242	0.70	*	0.70	*	4.70	*	131
0.00	(0.47)	9.96	4.55	1,245,560	0.70		0.70		4.49		187
0.00	(0.32)	9.98	2.96	983,035	0.70		0.70		3.21		230
0.00	(0.19)	10.01	1.25	715,605	0.70		0.70		1.59		356
0.00	(0.16)	10.07	1.84	333,485	0.70		0.70		1.25		268
0.00	(0.29)	10.04	3.34	258,495	0.70		0.70		2.59		77

$0.00	$(0.30)	$11.75	8.90%	$753,731	0.55	%*	0.55	%*	4.84	%*	22%
0.00	(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	4.48		76
0.00	(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34		239
0.00	(0.53)	9.69	5.77	863,848	0.65		0.65		1.44		371
0.00	(0.73)	9.67	35.04	737,385	0.65		0.65		1.06		287
0.00	(0.13)	7.72	(22.42)	329,912	0.65		0.65		2.60		282

0.00	(0.28)	11.48	8.66	13,065	0.80	*	0.80	*	4.62	*	22
0.00	(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	4.17		76
0.00	(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08		239
0.00	(0.48)	9.49	5.49	129,230	0.90		0.90		1.02		371
0.00	(0.71)	9.46	34.68	488,076	0.90		0.90		0.79		287
0.00	(0.12)	7.57	(22.66)	124,597	0.90		0.90		2.25		282

Semiannual Report	September 30, 2007	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Assets:
Investments, at value	$392,386	$2,926,270	$45,701	$4,479,922	$488,682	$7,885,263
Cash	1,245	76	1	16	1,815	7,211
Foreign currency, at value	5	8,320	0	9,505	0	14,332
Receivable for investments sold	555	140,403	2,226	35,510	170,595	408,411
Receivable for investments sold on a delayed-delivery basis	0	0	3,793	0	0	0
Receivable for Fund shares sold	5,719	1,431	0	19,515	546	9,744
Interest and dividends receivable	1,834	40,401	39	38,988	2,120	118,845
Variation margin receivable	0	875	0	1,188	0	4,459
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	248	8,221	0	41,993	2,594	9,215
Unrealized appreciation on foreign currency contracts	264	8,778	48	15,861	0	9,037
Unrealized appreciation on swap agreements	827	16,009	34	29,215	5,421	23,198
	403,083	3,150,784	51,842	4,671,713	671,773	8,489,715

Liabilities:
Payable for the reverse repurchase agreements	$0	$121,422	$0	$0	$149,548	$0
Payable for investments purchased	19,859	68,301	199	57,200	89,750	1,162,708
Payable for investments purchased on a delayed-delivery basis	0	25,318	5,906	0	0	0
Payable for short sales	0	111,473	2,229	8,786	104,102	0
Payable for Fund shares redeemed	0	2,455	0	4,074	494	13,869
Dividends payable	0	1,244	0	766	161	7,087
Written options outstanding	0	22,220	4	43,573	0	42,130
Accrued investment advisory fee	94	898	6	943	58	1,306
Accrued administration fee	59	634	6	841	76	1,535
Accrued distribution fee	0	95	0	26	34	658
Accrued servicing fee	0	59	0	93	30	382
Variation margin payable	0	267	14	0	45	3,895
Recoupment payable to Manager	0	0	0	0	0	0
Swap premium received	51	11,799	397	20,448	4,571	13,169
Unrealized depreciation on foreign currency contracts	141	12,917	9	13,256	0	16,375
Unrealized depreciation on swap agreements	1,264	23,939	1	76,532	2,614	31,737
Other liabilities	0	37	0	4	1	0
	21,468	403,078	8,771	226,542	351,484	1,294,851

Net Assets	$381,615	$2,747,706	$43,071	$4,445,171	$320,289	$7,194,864

Net Assets Consist of:
Paid in capital	$374,087	$2,770,139	$42,897	$4,463,639	$320,738	$7,327,789
Undistributed (overdistributed) net investment income	(123)	(11,606)	(3)	(34,313)	696	(34,928)
Accumulated undistributed net realized gain (loss)	(8,254)	(21,674)	(250)	47,648	(5,714)	(108,296)
Net unrealized appreciation (depreciation)	15,905	10,847	427	(31,803)	4,569	10,299
	$381,615	$2,747,706	$43,071	$4,445,171	$320,289	$7,194,864

Net Assets:
Institutional Class	$381,601	$2,421,789	$43,071	$3,939,291	$156,146	$4,273,697
Administrative Class	14	5,368	0	2,879	0	821,839
Other Classes	0	320,549	0	503,001	164,143	2,099,328

Shares Issued and Outstanding:
Institutional Class	26,423	222,386	4,429	383,507	14,128	441,217
Administrative Class	1	493	0	280	0	84,848

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$14.44	$10.89	$9.73	$10.27	$11.05	$9.69
Administrative Class	14.77	10.89	NA	10.27	NA	9.69

Cost of Investments Owned	$376,167	$2,902,182	$45,504	$4,461,244	$487,684	$7,863,220
Cost of Foreign Currency Held	$4	$8,071	$0	$9,220	$0	$13,863
Proceeds Received on Short Sales	$0	$111,577	$2,199	$8,731	$104,360	$0
Premiums Received on Written Options	$0	$18,868	$6	$37,649	$0	$41,707

36	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund

$150,100	$84,938	$251,173	$1,487,830	$9,773,281	$306,188	$130,555	$1,666,811
4	13	175	623	55	243	8	857
6	856	22	0	69,607	0	1,387	12,900
35,003	1	534	51,321	778,448	2,113	6,759	156,089
0	0	0	0	0	0	0	0
5,874	230	0	1,724	63,334	68	19	47
531	1,089	1,419	9,025	41,401	1,151	457	7,118
0	33	0	7,874	5,828	155	90	833
91	0	0	0	0	0	0	0
221	623	0	0	17,428	6	496	3,027
0	302	365	0	55,681	0	754	9,032
770	959	2,064	22,272	6,588	47	141	1,419
192,600	89,044	255,752	1,580,669	10,811,651	309,971	140,666	1,858,133

$39,326	$2,002	$0	$0	$0	$0	$0	$0
39,880	3,620	26,383	83,712	263,206	2,984	997	110,185
0	0	0	192	206,827	6,351	2,752	1,833
20,028	0	0	40,463	525,625	1,116	6,659	154,393
30	227	16,000	2,199	63,619	785	75	684
6	76	0	379	3,396	152	64	250
1	528	179	2,307	23,644	887	258	4,006
6	15	33	238	1,782	55	24	291
7	19	33	295	1,526	55	23	233
0	4	0	88	297	0	0	0
0	8	0	50	399	0	0	0
3	28	94	8,512	12,329	395	123	1,328
0	0	2	0	0	0	0	0
46	675	4,882	37,680	577	0	4	572
20	185	94	0	9,292	0	183	2,577
792	817	12	32	7,120	4	117	661
0	1	3	0	0	0	0	0
100,145	8,205	47,715	176,147	1,119,639	12,784	11,279	277,013

$92,455	$80,839	$208,037	$1,404,522	$9,692,012	$297,187	$129,387	$1,581,120

$92,641	$81,486	$206,042	$1,473,985	$9,964,807	$312,033	$131,009	$1,632,681
41	(262)	(4)	669	(6,821)	(119)	34	(2,201)
(590)	(408)	(1,188)	(96,379)	(363,348)	(16,689)	(2,857)	(58,495)
363	23	3,187	26,247	97,374	1,962	1,201	9,135
$92,455	$80,839	$208,037	$1,404,522	$9,692,012	$297,187	$129,387	$1,581,120

$90,619	$39,848	$208,037	$1,038,479	$7,180,139	$296,421	$129,362	$1,581,120
10	248	0	92,125	318,111	766	25	0
1,826	40,743	0	273,918	2,193,762	0	0	0

9,110	3,869	20,912	98,156	714,851	30,784	13,105	157,987
1	24	0	8,708	31,672	79	3	0

$9.95	$10.30	$9.95	$10.58	$10.04	$9.63	$9.87	$10.01
9.95	10.30	NA	10.58	10.04	9.63	9.87	NA

$149,703	$85,472	$251,163	$1,490,661	$9,816,550	$306,835	$130,786	$1,676,605
$6	$842	$22	$0	$67,911	$0	$1,348	$12,505
$20,044	$0	$0	$40,536	$525,551	$1,102	$6,679	$154,529
$1	$539	$182	$2,743	$17,949	$642	$185	$2,910

Semiannual Report	September 30, 2007	37

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	Money Market Fund	Mortgage- Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund

Assets:
Investments, at value	$388,129	$869,009	$22,075,176	$4,788,927	$1,029,002
Cash	1	141	49,250	5,749	0
Foreign currency, at value	0	0	138,604	10,131	6,936
Receivable for investments sold	0	258,682	6,201,126	766,543	18,991
Receivable for investments sold on a delayed-delivery basis	0	0	124,455	0	0
Receivable for Fund shares sold	401	1,027	64,816	4,773	233
Interest and dividends receivable	281	3,142	114,594	11,695	5,256
Variation margin receivable	0	0	3,018	9,615	6,621
Swap premiums paid	0	5,454	77,371	9,231	2,601
Unrealized appreciation on foreign currency contracts	0	0	20,302	7,602	7,479
Unrealized appreciation on swap agreements	0	9,451	97,334	1,614	2,974
Other assets	0	0	5,640	1	0
	388,812	1,146,906	28,971,686	5,615,881	1,080,093

Liabilities:
Payable for the reverse repurchase agreements	$0	$182,287	$109,151	$0	$0
Payable for investments purchased	0	250,127	5,242,690	1,404,992	16,149
Payable for investments purchased on a delayed-delivery basis	0	0	6,635,120	0	0
Payable for short sales	0	133,038	5,258,700	171,368	8,816
Payable for Fund shares redeemed	1,915	926	26,131	26,490	8,410
Dividends payable	148	206	3,735	916	0
Overdraft due to custodian	0	0	0	0	1,487
Written options outstanding	0	0	32,460	9,694	2,084
Accrued investment advisory fee	35	102	2,108	762	228
Accrued administration fee	83	127	2,516	651	220
Accrued distribution fee	27	30	948	341	55
Accrued servicing fee	21	42	1,031	77	49
Variation margin payable	0	122	601	9,312	11,310
Swap premium received	0	7,428	54,929	1,280	432
Unrealized depreciation on foreign currency contracts	0	0	23,291	2,074	2,196
Unrealized depreciation on swap agreements	0	4,087	65,875	7,916	1,485
	2,229	578,522	17,459,286	1,635,873	52,921

Net Assets	$386,583	$568,384	$11,512,400	$3,980,008	$1,027,172

Net Assets Consist of:
Paid in capital	$386,561	$572,637	$11,798,420	$4,017,462	$1,059,313
Undistributed net investment income	107	319	7,189	4,603	27,731
Accumulated undistributed net realized (loss)	(85)	(9,243)	(560,712)	(37,074)	(117,358)
Net unrealized appreciation (depreciation)	0	4,671	267,503	(4,983)	57,486
	$386,583	$568,384	$11,512,400	$3,980,008	$1,027,172

Net Assets:
Institutional Class	$182,233	$310,380	$5,447,582	$1,849,386	$753,731
Administrative Class	4,165	30,236	513,386	1,718,242	13,065
Other Classes	200,185	227,768	5,551,432	412,380	260,376

Shares Issued and Outstanding:
Institutional Class	182,233	29,073	500,138	186,151	64,153
Administrative Class	4,165	2,832	47,133	172,947	1,138

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00	$10.68	$10.89	$9.93	$11.75
Administrative Class	1.00	10.68	10.89	9.93	11.48

Cost of Investments Owned	$388,129	$871,671	$21,853,814	$4,794,403	$1,027,535
Cost of Foreign Currency Held	$0	$0	$136,981	$9,965	$6,800
Proceeds Received on Short Sales	$0	$133,332	$5,251,615	$169,603	$8,823
Premiums Received on Written Options	$0	$0	$31,031	$5,924	$1,389

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$1,604	$87,992	$198	$131,678	$8,705	$272,582
Dividends	469	165	0	323	0	1,396
Miscellaneous income	2	377	0	345	1	362
Total Income	2,075	88,534	198	132,346	8,706	274,340

Expenses:
Investment advisory fees	305	6,036	10	6,681	362	8,910
Administration fees	190	4,268	9	6,007	476	10,559
Distribution and/or servicing fees - Administrative Class	0	6	0	7	0	1,064
Distribution and/or servicing fees - Other Classes	0	1,051	0	919	417	6,458
Trustees’ fees	0	5	0	7	0	12
Interest expense	61	329	0	0	421	342
Miscellaneous expense	0	2	0	5	1	7
Total Expenses	556	11,697	19	13,626	1,677	27,352

Net Investment Income	1,519	76,837	179	118,720	7,029	246,988

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,203	(16,936)	(230)	(4,223)	(1,083)	51,476
Net realized gain (loss) on futures contracts, written options and swaps	94	(5,156)	11	48,142	(1,789)	(2,646)
Net realized gain (loss) on foreign currency transactions	(60)	(1,795)	(4)	4,338	0	(4,730)
Net change in unrealized appreciation (depreciation) on investments	8,412	(14,469)	192	(1,014)	(128)	(205,115)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(464)	(14,966)	190	(108,632)	1,451	1,341
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	123	(4,486)	38	(231)	0	(5,376)
Net Gain (Loss)	11,308	(57,808)	197	(61,620)	(1,549)	(165,050)

Net Increase in Net Assets Resulting from Operations	$12,827	$19,029	$376	$57,100	$5,480	$81,938

* Foreign tax withholding	$0	$37	$0	$0	$0	$0

Semiannual Report	September 30, 2007	39

Statements of Operations  (Cont.)

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$1,643	$2,186	$2,975	$41,321	$256,425	$8,041
Dividends	0	3	0	0	2,051	100
Miscellaneous income	0	4	2	11	195	6
Total Income	1,643	2,193	2,977	41,332	258,671	8,147

Expenses:
Investment advisory fees	44	96	130	1,670	12,320	387
Administration fees	35	125	130	2,045	10,485	387
Distribution and/or servicing fees - Administrative Class	0	0	0	108	369	1
Distribution and/or servicing fees - Other Classes	1	75	0	587	4,363	0
Trustees’ fees	0	0	0	3	17	0
Organization costs	92	0	0	0	0	0
Interest expense	524	5	0	0	0	0
Miscellaneous expense	0	0	2	1	10	0
Total Expenses	696	301	262	4,414	27,564	775
Reimbursement by Manager	(100)	0	0	0	0	0
Net Expenses	596	301	262	4,414	27,564	775

Net Investment Income	1,047	1,892	2,715	36,918	231,107	7,372

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(373)	(62)	(920)	(1,264)	(4,676)	(334)
Net realized gain (loss) on futures contracts, written options and swaps	(229)	(89)	(67)	(2,559)	(25,244)	179
Net realized gain (loss) on foreign currency transactions	4	27	(195)	0	8,023	0
Net change in unrealized appreciation (depreciation) on investments	413	(673)	(10)	(4,580)	(18,396)	(562)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(20)	271	2,884	21,087	84,372	1,946
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(28)	109	273	0	44,584	0
Net Gain (Loss)	(233)	(417)	1,965	12,684	88,663	1,229

Net Increase in Net Assets Resulting from Operations	$814	$1,475	$4,680	$49,602	$319,770	$8,601

* Foreign tax withholding	$0	$1	$2	$0	$0	$0

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund

$3,311	$40,744	$9,873	$14,917	$435,993	$108,251	$27,704
12	344	0	0	111	403	179
4	41	0	1	89	58	18
3,327	41,129	9,873	14,918	436,193	108,712	27,901

154	1,934	222	645	14,360	5,013	1,544
154	1,547	512	807	17,155	4,299	1,491
0	0	6	35	576	1,912	30
0	0	315	438	13,073	753	710
0	3	1	1	20	7	2
0	0	0	0	0	0	0
0	0	0	618	349	0	0
0	1	0	0	11	4	0
308	3,485	1,056	2,544	45,544	11,988	3,777
0	0	0	0	0	0	0
308	3,485	1,056	2,544	45,544	11,988	3,777

3,019	37,644	8,817	12,374	390,649	96,724	24,124

(105)	(836)	(27)	(1,589)	(120,577)	(3,269)	(539)

115	(6,237)	0	(730)	(55,619)	1,032	10,704
62	1,054	0	0	(15,732)	1,288	(357)
(377)	(4,440)	0	(2,082)	156,105	(11,855)	(2,326)

657	6,976	0	2,110	10,584	(935)	47,205

560	6,278	0	0	(2,476)	5,344	5,630
912	2,795	(27)	(2,291)	(27,715)	(8,395)	60,317

$3,931	$40,439	$8,790	$10,083	$362,934	$88,329	$84,441

$1	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2007	41

Statements of Changes in Net Assets

	Convertible Fund		Diversified Income Fund		Extended Duration Fund

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from August 30, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,519	$909	$76,837	$96,090	$179	$81
Net realized gain (loss)	3,237	2,363	(23,887)	7,735	(223)	(6)
Net change in unrealized appreciation (depreciation)	8,071	3,764	(33,921)	36,482	420	7
Net increase resulting from operations	12,827	7,036	19,029	140,307	376	82

Distributions to Shareholders:
From net investment income
Institutional Class	(2,271)	(2,269)	(72,559)	(87,372)	(179)	(81)
Administrative Class	0	0	(152)	(241)	0	0
Other Classes	0	0	(8,723)	(13,082)	0	0
From net realized capital gains
Institutional Class	0	0	0	(21,244)	0	(24)
Administrative Class	0	0	0	(63)	0	0
Other Classes	0	0	0	(3,783)	0	0

Total Distributions	(2,271)	(2,269)	(81,434)	(125,785)	(179)	(105)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	312,728	1,886	570,058	1,134,214	42,562	3,000
Administrative Class	0	0	794	894	0	0
Other Classes	0	0	59,462	158,073	0	0
Issued as reinvestment of distributions
Institutional Class	2,265	2,252	66,271	94,806	179	106
Administrative Class	0	0	152	304	0	0
Other Classes	0	0	6,071	11,955	0	0
Cost of shares redeemed
Institutional Class	(3,712)	(2,976)	(315,460)	(500,355)	(2,950)	0
Administrative Class	0	0	(286)	(450)	0	0
Other Classes	0	0	(63,687)	(82,007)	0	0
Net increase (decrease) resulting from Fund share transactions	311,281	1,162	323,375	817,434	39,791	3,106

Fund Redemption Fee	0	0	19	22	0	0

Total Increase (Decrease) in Net Assets	321,837	5,929	260,989	831,978	39,988	3,083

Net Assets:
Beginning of period	59,778	53,849	2,486,717	1,654,739	3,083	0
End of period*	$381,615	$59,778	$2,747,706	$2,486,717	$43,071	$3,083

* Including undistributed (overdistributed) net investment income of:	$(123)	$629	$(11,606)	$(7,009)	$(3)	$(3)

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Floating Income Fund		GNMA Fund		High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from March 30, 2007 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$118,720	$157,513	$7,029	$11,745	$246,988	$484,660	$1,047	$0	$1,892	$2,827
48,257	49,511	(2,872)	(2,395)	44,100	42,747	(598)	8	(124)	(211)
(109,877)	55,631	1,323	7,583	(209,150)	82,290	365	(2)	(293)	1,512
57,100	262,655	5,480	16,933	81,938	609,697	814	6	1,475	4,128

(127,572)	(166,379)	(3,505)	(5,969)	(150,407)	(277,133)	(995)	0	(997)	(1,543)
(169)	(406)	0	0	(30,360)	(54,220)	0	0	(6)	(56)
(18,105)	(29,522)	(3,402)	(5,727)	(73,154)	(152,438)	(11)	0	(916)	(1,258)

0	(18,379)	0	(38)	0	(2,659)	0	0	0	(58)
0	(55)	0	0	0	(520)	0	0	0	(3)
0	(2,678)	0	(42)	0	(1,524)	0	0	0	(62)

(145,846)	(217,419)	(6,907)	(11,776)	(253,921)	(488,494)	(1,006)	0	(1,919)	(2,980)

1,508,813	3,925,245	26,792	24,912	1,150,964	1,436,366	65,781	25,000	4,693	9,307
3,138	21,376	0	0	154,356	315,296	0	10	47	539
197,799	421,767	34,259	63,393	223,849	441,772	1,771	40	10,858	22,438

125,629	181,736	3,226	5,594	119,764	226,109	977	0	849	1,345
144	468	0	0	29,430	53,300	0	0	6	59
14,046	25,086	2,684	4,384	50,762	104,252	9	0	616	897

(2,205,709)	(612,747)	(6,481)	(30,526)	(1,146,044)	(1,386,620)	(945)	0	(2,185)	(5,508)
(11,117)	(11,206)	0	0	(240,143)	(219,856)	0	0	(91)	(1,469)
(281,710)	(254,876)	(25,076)	(63,583)	(441,818)	(942,969)	(2)	0	(7,157)	(10,946)

(648,967)	3,696,849	35,404	4,174	(98,880)	27,650	67,591	25,050	7,636	16,662

15	16	0	1	181	277	0	0	0	3

(737,698)	3,742,101	33,977	9,332	(270,682)	149,130	67,399	25,056	7,192	17,813

5,182,869	1,440,768	286,312	276,980	7,465,546	7,316,416	25,056	0	73,647	55,834
$4,445,171	$5,182,869	$320,289	$286,312	$7,194,864	$7,465,546	$92,455	$25,056	$80,839	$73,647

$(34,313)	$(7,187)	$696	$574	$(34,928)	$(27,995)	$41	$0	$(262)	$(235)

Semiannual Report	September 30, 2007	43

Statements of Changes in Net Assets  (Cont.)

	Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Period from August 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,715	$100	$36,918	$74,946	$231,107	$493,735
Net realized gain (loss)	(1,182)	(11)	(3,823)	(64,322)	(21,897)	(146,776)
Net change in unrealized appreciation	3,147	40	16,507	88,502	110,560	205,184
Net increase resulting from operations	4,680	129	49,602	99,126	319,770	552,143

Distributions to Shareholders:
From net investment income
Institutional Class	(2,713)	(99)	(28,958)	(60,889)	(181,032)	(385,019)
Administrative Class	0	0	(2,075)	(4,171)	(6,861)	(13,205)
Other Classes	0	0	(5,613)	(9,773)	(46,195)	(103,606)
From net realized capital gains
Institutional Class	0	(1)	0	(816)	0	(1,032)
Administrative Class	0	0	0	(77)	0	(37)
Other Classes	0	0	0	(205)	0	(305)

Total Distributions	(2,713)	(100)	(36,646)	(75,931)	(234,088)	(503,204)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	219,672	4,500	1,148,425	494,599	912,757	2,912,011
Administrative Class	0	0	25,763	26,551	71,813	100,422
Other Classes	0	0	53,700	100,055	315,383	483,488
Issued as reinvestment of distributions
Institutional Class	2,761	102	27,930	59,875	166,666	350,697
Administrative Class	0	0	1,976	4,209	6,578	12,573
Other Classes	0	0	4,055	7,610	38,388	84,467
Cost of shares redeemed
Institutional Class	(20,994)	0	(1,059,243)	(1,499,820)	(2,014,721)	(3,992,515)
Administrative Class	0	0	(26,164)	(40,153)	(45,291)	(162,481)
Other Classes	0	0	(38,222)	(79,176)	(400,607)	(1,329,227)
Net increase (decrease) resulting from Fund share transactions	201,439	4,602	138,220	(926,250)	(949,034)	(1,540,565)

Fund Redemption Fee	0	0	39	36	12	72

Total Increase (Decrease) in Net Assets	203,406	4,631	151,215	(903,019)	(863,340)	(1,491,554)

Net Assets:
Beginning of period	4,631	0	1,253,307	2,156,326	10,555,352	12,046,906
End of period*	$208,037	$4,631	$1,404,522	$1,253,307	$9,692,012	$10,555,352

* Including undistributed (overdistributed) net investment income of:	$(4)	$(6)	$669	$397	$(6,821)	$(3,840)

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$7,372	$16,695	$3,019	$5,152	$37,644	$76,858	$8,817	$18,132	$12,374	$20,666
(155)	(6,873)	72	(1,628)	(6,019)	(28,259)	(27)	(33)	(2,319)	(2,235)
1,384	8,057	840	1,915	8,814	41,172	0	0	28	12,256
8,601	17,879	3,931	5,439	40,439	89,771	8,790	18,099	10,083	30,687

(7,358)	(16,827)	(3,022)	(5,155)	(38,278)	(78,406)	(4,365)	(8,946)	(6,764)	(12,304)
(18)	(44)	(1)	(1)	0	0	(126)	(428)	(669)	(612)
0	0	0	0	0	0	(4,299)	(8,725)	(4,793)	(7,856)

0	0	0	0	0	(4,833)	0	0	0	(47)
0	0	0	0	0	0	0	0	0	(2)
0	0	0	0	0	0	0	0	0	(36)

(7,376)	(16,871)	(3,023)	(5,156)	(38,278)	(83,239)	(8,790)	(18,099)	(12,226)	(20,857)

21,777	66,594	44,373	98,498	148,937	378,386	57,676	221,386	51,148	39,653
28	94	0	0	0	0	12,377	16,424	10,675	18,356
0	0	0	0	0	0	118,709	273,225	48,201	91,290

6,279	14,208	2,596	4,681	36,425	78,063	4,036	8,560	6,391	11,921
18	42	1	1	0	0	139	420	666	614
0	0	0	0	0	0	3,815	7,798	4,135	6,727

(62,805)	(204,232)	(44,039)	(124,820)	(187,697)	(727,528)	(52,528)	(182,404)	(12,607)	(147,670)
(174)	(380)	0	0	0	0	(11,520)	(32,791)	(3,280)	(9,238)
0	0	0	0	0	0	(106,722)	(258,806)	(34,651)	(65,683)

(34,877)	(123,674)	2,931	(21,640)	(2,335)	(271,079)	25,982	53,812	70,678	(54,030)

0	0	1	160	4	8	0	0	0	1

(33,652)	(122,666)	3,840	(21,197)	(170)	(264,539)	25,982	53,812	68,535	(44,199)

330,839	453,505	125,547	146,744	1,581,290	1,845,829	360,601	306,789	499,849	544,048
$297,187	$330,839	$129,387	$125,547	$1,581,120	$1,581,290	$386,583	$360,601	$568,384	$499,849

$(119)	$(115)	$34	$38	$(2,201)	$(1,567)	$107	$80	$319	$171

Semiannual Report	September 30, 2007	45

Statements of Changes in Net Assets  (Cont.)

	Real Return Fund		Short-Term Fund		StocksPLUS® Fund

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$390,649	$444,545	$96,724	$166,927	$24,124	$42,312
Net realized gain (loss)	(191,928)	(79,479)	(949)	(13,593)	9,808	59,696
Net change in unrealized appreciation (depreciation)	164,213	256,092	(7,446)	11,782	50,509	1,058
Net increase resulting from operations	362,934	621,158	88,329	165,116	84,441	103,066

Distributions to Shareholders:
From net investment income
Institutional Class	(181,588)	(218,550)	(51,037)	(94,310)	(19,543)	(27,569)
Administrative Class	(14,836)	(14,253)	(36,210)	(46,104)	(564)	(1,379)
Other Classes	(172,774)	(201,083)	(9,632)	(23,404)	(6,338)	(10,707)
From net realized capital gains
Institutional Class	0	(39,217)	0	(5,077)	0	0
Administrative Class	0	(3,116)	0	(2,805)	0	0
Other Classes	0	(46,288)	0	(1,435)	0	0
Tax basis return of capital
Institutional Class	0	(6,638)	0	0	0	0
Administrative Class	0	(490)	0	0	0	0
Other Classes	0	(7,607)	0	0	0	0

Total Distributions	(369,198)	(537,242)	(96,879)	(173,135)	(26,445)	(39,655)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	836,717	2,201,452	1,058,762	1,925,698	203,932	135,312
Administrative Class	136,894	224,316	583,861	568,729	899	2,779
Other Classes	541,390	1,312,856	51,124	129,738	13,093	40,828
Issued as reinvestment of distributions
Institutional Class	161,911	240,567	45,022	85,209	18,239	25,081
Administrative Class	13,454	16,688	36,179	48,847	556	1,361
Other Classes	123,511	184,542	6,908	17,877	4,997	8,559
Cost of shares redeemed
Institutional Class	(978,730)	(2,980,942)	(1,258,967)	(2,141,882)	(113,068)	(286,899)
Administrative Class	(91,443)	(189,447)	(144,815)	(352,848)	(23,487)	(11,064)
Other Classes	(1,150,209)	(3,301,480)	(113,404)	(313,355)	(51,088)	(116,297)
Net increase (decrease) resulting from Fund share transactions	(406,505)	(2,291,448)	264,670	(31,987)	54,073	(200,340)

Fund Redemption Fee	34	96	30	199	3	14

Total Increase (Decrease) in Net Assets	(412,735)	(2,207,436)	256,150	(39,807)	112,072	(136,915)

Net Assets:
Beginning of period	11,925,135	14,132,571	3,723,858	3,763,665	915,100	1,052,015
End of period*	$11,512,400	$11,925,135	$3,980,008	$3,723,858	$1,027,172	$915,100

* Including undistributed (overdistributed) net investment income of:	$7,189	$(14,262)	$4,603	$4,758	$27,731	$30,052

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	Income Fund

Increase in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$814

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(264,245)
Proceeds from sales of long-term securities	184,715
Purchases of short-term portfolio investments, net	(49,814)
Increase in interest receivable	(522)
Increase in receivable for investments sold	(34,988)
Increase in manager reimbursement receivables	(91)
Increase in payable for investments purchased	19,113
Increase in management fee payable	6
Increase in administration fee payable	7
Payment from futures contracts transactions	(77)
Decrease in swap premiums received	(316)
Net amortization on investments	5
Proceeds from short sale transactions	20,044
Unrealized appreciation on investments	(365)
Net realized loss on currency	3
Net realized loss on investments	598
Net cash used for operating activities	(125,113)

Cash flows received from financing activities*:
Proceeds from shares sold	91,728
Payment on shares redeemed	(5,917)
Cash dividend paid	(14)
Net borrowing from reverse repurchase agreements	39,326
Net cash received from financing activities	125,123

Net Increase in Cash	10

Cash:
Beginning of period	0
End of period	$10

* Reinvestment of dividends	$986

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Convertible Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Berry Plastics Holding Corp.
12.720% due 06/15/2014	$175	$171

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	1,000	1,000

Verso Paper Holdings LLC
11.610% due 02/01/2013	300	286

Total Bank Loan Obligations (Cost $1,419)		1,457

CORPORATE BONDS & NOTES 3.5%
Ajax Re Ltd.
11.944% due 05/08/2009	125	126

Berry Plastics Holding Corp.
8.875% due 09/15/2014	150	154

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	750	705

CCH I Holdings LLC
9.920% due 04/01/2014	125	108

CCO Holdings LLC
8.750% due 11/15/2013	400	404

Charter Communications Operating LLC
8.375% due 04/30/2014	250	253

Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000	2,007

Continental Airlines, Inc.
9.798% due 04/01/2021	233	250

Digicel Group Ltd.
8.875% due 01/15/2015	175	165

Ford Motor Credit Co.
8.110% due 01/13/2012	500	473

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	150	164

Freescale Semiconductor, Inc.
9.125% due 12/15/2014 (b)	500	465
9.569% due 12/15/2014	425	403
10.125% due 12/15/2016	750	701

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	175	193

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	500	508

JetBlue Airways Corp.
9.944% due 03/15/2008	145	146

LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017	2,000	1,950

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	256

NPC International, Inc.
9.500% due 05/01/2014	300	274

Pilgrim’s Pride Corp.
8.375% due 05/01/2017	170	174

Qwest Communications International, Inc.
9.058% due 02/15/2009	1,150	1,167

Spansion, Inc.
8.746% due 06/01/2013	500	479

Tenet Healthcare Corp.
9.250% due 02/01/2015	175	155

TL Acquisitions, Inc.
10.500% due 01/15/2015	300	298

Verso Paper Holdings LLC
11.375% due 08/01/2016	500	529

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
West Corp.
9.500% due 10/15/2014	$500	$519

Yankee Acquisition Corp.
9.750% due 02/15/2017	175	166

Total Corporate Bonds & Notes (Cost $13,361)		13,192

CONVERTIBLE BONDS & NOTES 64.7%

BANKING & FINANCE 10.3%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	264

AngloGold Ashanti Holdings PLC
2.375% due 02/27/2009	100	101

Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	2,031

Citigroup, Inc.
3.350% due 10/01/2012	4,000	4,000

Countrywide Financial Corp.
1.860% due 04/15/2037	1,250	1,147

Deutsche Bank AG
0.000% due 09/29/2008	600	592
0.000% due 03/23/2009	5,000	5,489
0.450% due 08/31/2012	2,000	2,067

ERP Operating LP
3.850% due 08/15/2026	250	248

Forest City Enterprises, Inc.
3.625% due 10/15/2011	1,530	1,572

Goldman Sachs Group, Inc.
3.420% due 09/20/2011	250	233

Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	2,950	3,311

Prudential Financial, Inc.
3.304% due 12/12/2036	1,950	2,006

U.S. Bancorp
3.610% due 02/06/2037	3,000	2,990
3.838% due 09/20/2036	5,500	5,507
4.265% due 12/11/2035	175	177

Ventas, Inc.
3.875% due 11/15/2011	1,550	1,643

Vornado Realty Trust
3.625% due 11/15/2026	725	709

Wells Fargo & Co.
5.106% due 05/01/2033	5,321	5,323

		39,410

INDUSTRIALS 51.7%
3M Co.
0.000% due 11/21/2032	1,300	1,209

Actuant Corp.
2.000% due 11/15/2023	340	568

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	7,550	6,823

Alliant Techsystems, Inc.
2.750% due 09/15/2011	1,275	1,610

Allied Waste North America, Inc.
4.250% due 04/15/2034	250	238

American Tower Corp.
3.000% due 08/15/2012	1,190	2,582

Amgen, Inc.
0.125% due 02/01/2011	5,950	5,556
0.375% due 02/01/2013	1,500	1,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AMR Corp.
4.500% due 02/15/2024	$400	$482

Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	1,750	1,927

Anixter International, Inc.
1.000% due 02/15/2013	1,600	2,236

Archer Daniels Midland Co.
0.875% due 02/15/2014	4,425	4,254

ArvinMeritor, Inc.
4.625% due 03/01/2026	1,500	1,586

Bausch & Lomb, Inc.
5.812% due 08/01/2023	225	269

BioMarin Pharmaceuticals, Inc.
1.875% due 04/23/2017	1,350	1,866

Bristol-Myers Squibb Co.
5.194% due 09/15/2023	650	656

Caesars Entertainment, Inc.
5.360% due 04/15/2024	250	338

Cameron International Corp.
2.500% due 06/15/2026	400	594

Carnival Corp.
2.000% due 04/15/2021	1,350	1,703

Cephalon, Inc.
0.000% due 06/15/2033	1,675	2,270

Ceradyne, Inc.
2.875% due 12/15/2035	250	356

Charter Communications, Inc.
5.875% due 11/16/2009	228	296

Chesapeake Energy Corp.
2.750% due 11/15/2035	4,750	5,237

Ciena Corp.
0.875% due 06/15/2017	650	735

Comcast Holdings Corp.
2.000% due 11/15/2029	5	254

Devon Energy Corp.
4.900% due 08/15/2008	650	1,138

Dobson Communications Corp.
1.500% due 10/01/2025	300	400

DST Systems, Inc.
4.125% due 08/15/2023	1,200	2,186

Edwards Lifesciences Corp.
3.875% due 05/15/2033	1,125	1,171

Electronic Data Systems Corp.
3.875% due 07/15/2023	650	655

EMC Corp.
1.750% due 12/01/2011	4,400	6,259

Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	634
3.250% due 03/01/2024	1,810	2,835

Flextronics International Ltd.
1.000% due 08/01/2010	200	192

Fluor Corp.
1.500% due 02/15/2024	575	1,483

Ford Motor Co.
4.250% due 12/15/2036	6,475	7,600

Gannett Co., Inc.
5.522% due 07/15/2037	6,000	5,993

General Cable Corp.
1.000% due 10/15/2012 (a)	1,000	1,000

General Mills, Inc.
5.754% due 04/11/2037	3,000	3,004

48	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Genzyme Corp.
1.250% due 12/01/2023	$1,500	$1,594

Gilead Sciences, Inc.
0.625% due 05/01/2013	1,900	2,285

Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	700	1,790

Halliburton Co.
3.125% due 07/15/2023	1,675	3,455

Hanover Compressor Co.
4.750% due 01/15/2014	200	371

Hilton Hotels Corp.
3.375% due 04/15/2023	277	574

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	3,950	3,580

ImClone Systems, Inc.
1.375% due 05/15/2024	200	187

Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	1,050	1,028

Intel Corp.
2.950% due 12/15/2035	3,000	3,120

International Game Technology, Inc.
2.600% due 12/15/2036	1,700	1,696

Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	2,200	2,439
4.500% due 03/15/2023	225	243

Invitrogen Corp.
2.000% due 08/01/2023	550	709

Juniper Networks, Inc.
0.000% due 06/15/2008	550	1,005

Kyphon, Inc.
1.000% due 02/01/2012	485	627
1.250% due 02/01/2014	125	164

L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	400	399

L-3 Communications Corp.
3.000% due 08/01/2035	1,300	1,511

Lamar Advertising Co.
2.875% due 12/31/2010	2,260	2,602

Level 3 Communications, Inc.
3.500% due 06/15/2012	500	544
10.000% due 05/01/2011	125	191

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	4,350	3,893

Linear Technology Corp.
3.000% due 05/01/2027	3,325	3,267

Lockheed Martin Corp.
5.308% due 08/15/2033	1,725	2,632

Lowe’s Cos., Inc.
0.000% due 10/19/2021	100	102

Macrovision Corp.
2.625% due 08/15/2011	450	492

Magnum Hunter Resources, Inc.
5.694% due 12/15/2023	200	279

Manor Care, Inc.
2.125% due 08/01/2035	300	440
2.625% due 04/15/2023	325	674

Masco Corp.
0.000% due 07/20/2031	275	123

Medtronic, Inc.
1.250% due 09/15/2021	550	549
1.625% due 04/15/2013	5,975	6,759

Micron Technology, Inc.
1.875% due 06/01/2014	950	930

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Millipore Corp.
3.750% due 06/01/2026	$2,960	$3,215

Mylan Laboratories, Inc.
1.250% due 03/15/2012	225	209

Nabors Industries, Inc.
0.000% due 06/15/2023	250	261
0.940% due 05/15/2011	6,250	6,023

Nortel Networks Corp.
1.750% due 04/15/2012	3,100	2,604
2.125% due 04/15/2014	3,950	3,229

NovaMed, Inc.
1.000% due 06/15/2012	1,700	1,432

Novell, Inc.
7.830% due 07/15/2024	150	144

Omnicare, Inc.
3.250% due 12/15/2035	2,000	1,628

ON Semiconductor Corp.
2.625% due 12/15/2026	150	208

Peabody Energy Corp.
4.750% due 12/15/2066	2,910	3,070

Placer Dome, Inc.
2.750% due 10/15/2023	520	905

Pride International, Inc.
3.250% due 05/01/2033	1,325	1,936

Qwest Communications International, Inc.
3.500% due 11/15/2025	2,525	4,192

Red Hat, Inc.
0.500% due 01/15/2024	1,450	1,466

RF Micro Devices, Inc.
1.500% due 07/01/2010	125	129

Roper Industries, Inc.
1.481% due 01/15/2034 (j)	1,250	1,034

SanDisk Corp.
1.000% due 05/15/2013	1,500	1,433

Schlumberger Ltd.
1.500% due 06/01/2023	300	871
2.125% due 06/01/2023	1,350	3,545

Scientific Games Corp.
0.750% due 12/01/2024	1,150	1,555

Sinclair Broadcast Group, Inc.
3.000% due 05/15/2027	450	424

Solectron Corp.
0.500% due 02/15/2034	150	148

Spansion, Inc.
2.250% due 06/15/2016	250	188

St. Jude Medical, Inc.
1.220% due 12/15/2008	2,600	2,655
2.800% due 12/15/2035	250	250

Symantec Corp.
1.000% due 06/15/2013	3,300	3,816

Synaptics, Inc.
0.750% due 12/01/2024	250	282

Tektronix, Inc.
1.625% due 07/15/2012	450	415

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	6,850	7,252

Transocean, Inc.
1.500% due 05/15/2021	600	946

UtStarcom, Inc.
10.875% due 03/01/2008	350	342

VeriFone Holdings, Inc.
1.375% due 06/15/2012	1,400	1,629

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
2.125% due 04/15/2023	$1,575	$1,927

Wyeth
4.886% due 01/15/2024	2,301	2,436

Xilinx, Inc.
3.125% due 03/15/2037	2,800	2,744

Yahoo!, Inc.
0.000% due 04/01/2008	1,195	1,583

YRC Worldwide, Inc.
3.375% due 11/25/2023	1,304	1,289

		197,235

UTILITIES 2.7%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	875	1,268

CMS Energy Corp.
2.875% due 12/01/2024	2,000	2,582
3.375% due 07/15/2023	450	726

Covanta Holding Corp.
1.000% due 02/01/2027	850	869

Lucent Technologies, Inc.
2.875% due 06/15/2023	2,089	2,003

PPL Energy Supply LLC
2.625% due 05/15/2023	700	1,297

Time Warner Telecom Holdings, Inc.
2.375% due 04/01/2026	1,200	1,612

		10,357

Total Convertible Bonds & Notes (Cost $236,496)		247,002

MUNICIPAL BONDS & NOTES 0.1%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	320

Total Municipal Bonds & Notes (Cost $320)		320

	SHARES
COMMON STOCKS 3.1%
Allied Waste Industries, Inc. (c)(j)	102,400	1,306

Celgene Corp. (c)	14,300	1,020

Citizens Communications Co.	35,000	501

Cleveland-Cliffs, Inc.	13,100	1,152

CSX Corp.	13,600	581

DaVita, Inc. (c)	5,700	360

Ferrellgas Partners-LP	7,400	169

Lyondell Chemical Co.	9,400	436

News Corp. ‘B’	48,600	1,137

Public Service Enterprise Group, Inc.	4,090	360

Reliant Energy, Inc. (c)	14,149	362

Suburban Propane Partners LP	6,200	275

Time Warner, Inc.	89,000	1,634

U.S. Bancorp	10,000	325

Williams Cos., Inc.	34,600	1,178

Windstream Corp.	34,800	491

Xerox Corp. (c)	35,500	616

Total Common Stocks (Cost $10,750)		11,903

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Convertible Fund  (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 13.2%

CONSUMER DISCRETIONARY 3.3%
Celanese Corp.
4.250% due 12/31/2049	43,000	$2,177

General Motors Corp.
6.250% due 07/15/2033	407,000	9,968

Huntsman Corp.
5.000% due 02/16/2008	5,500	274

		12,419

CONSUMER SERVICES 2.4%
Affiliated Managers Group, Inc.
5.100% due 04/15/2036	45,600	2,588

Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	299

Fannie Mae
5.375% due 12/31/2049	3	294

Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	120

MetLife, Inc.
6.375% due 02/15/2009	110,600	3,816

Simon Property Group, Inc.
6.000% due 12/31/2049	5,400	434

Vale Capital Ltd.
5.500% due 06/15/2010	15,400	1,032

Washington Mutual Capital Trust
5.375% due 05/03/2041	15,400	739

		9,322

ENERGY 3.8%
Chesapeake Energy Corp.
4.500% due 12/31/2049	35,500	3,550

CMS Energy Corp.
4.500% due 12/31/2049	5,000	440

El Paso Corp.
4.990% due 12/31/2049	3,800	5,373

	SHARES	VALUE (000S)
Entergy Corp.
7.625% due 02/17/2009	23,000	$1,537

NRG Energy, Inc.
4.000% due 12/31/2049	1,535	3,318
5.750% due 03/16/2009	1,000	370

		14,588

HEALTHCARE 0.9%
Schering-Plough Corp.
6.000% due 08/13/2010	13,000	3,604

INDUSTRIALS 2.7%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,665	884

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	60,500	9,384

		10,268

UTILITIES 0.1%
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	223

Total Convertible Preferred Stocks (Cost $45,818)		50,424

EXCHANGE-TRADED FUNDS 0.8%
Standard & Poors Depository Receipts Trust Series I	20,000	3,052

Total Exchange-Traded Funds (Cost $2,946)		3,052

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.0%

COMMERCIAL PAPER 15.2%
Bank of America Corp.
5.230% due 11/20/2007	$1,000	993

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Barclays U.S. Funding Corp.
5.070% due 10/24/2007	$9,400	$9,370

Freddie Mac
4.000% due 10/01/2007	2,100	2,100
4.057% due 10/01/2007	7,000	7,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	10,100	10,100

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	9,600	9,439

UBS Finance Delaware LLC
4.750% due 10/01/2007	7,200	7,200
5.245% due 10/22/2007	4,100	4,087

Westpac Banking Corp.
5.250% due 11/02/2007	7,900	7,863

		58,152

REPURCHASE AGREEMENTS 1.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	5,894	5,894

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $6,016. Repurchase proceeds are $5,896.)

U.S. TREASURY BILLS 0.3%
3.951% due 12/13/2007 (d)(e)	1,000	989

Total Short-Term Instruments (Cost $65,043)		65,035

PURCHASED OPTIONS (i) 0.0%
(Cost $14)		1

Total Investments (f) 102.8% (Cost $376,167)		$392,386

Other Assets and Liabilities (Net) (2.8%)		(10,771)

Net Assets 100.0%		$381,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $1,000 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $4,147 at a weighted average interest rate of 5.00%. On September 30, 2007, there were no open reverse repurchase agreements.
(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	SUPERVALU, Inc. 0.000% convertible until 11/02/2031	Sell	0.400%		09/20/2008	$1,000	$0
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	750	5
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.350%		06/20/2010	1,400	(13)
Bank of America	SUPERVALU, Inc. 7.500% due 05/15/2012	Buy	(0.490%	)	06/20/2010	650	3
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	750	(5)
Bank of America	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	0.940%		06/20/2012	650	(3)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.180%	)	06/20/2014	700	12
Barclays Bank PLC	Intelsat Bermuda Ltd. 11.250% due 06/15/2016	Buy	(1.000%	)	03/20/2010	500	15
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	500	39
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	500	(62)

50	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	$500	$0
Bear Stearns & Co., Inc.	Cablevision Systems Corp. 8.000% due 04/15/2012	Buy	(2.530%	)	06/20/2011	600	19
Citibank N.A.	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	08/20/2008	3,000	0
Citibank N.A.	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	09/20/2008	3,000	0
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	250	(6)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(0.680%	)	03/20/2010	500	12
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	4.400%		06/20/2012	150	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	900	13
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	600	10
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%		06/20/2012	700	(48)
Citibank N.A.	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	500	(18)
Citibank N.A.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%		06/20/2012	150	(4)
Citibank N.A.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.750%		06/20/2012	150	18
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.500%		06/20/2012	150	(3)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(2.650%	)	09/20/2012	1,000	(67)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	600	(17)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.950%		09/20/2012	1,500	(10)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.780%		03/20/2014	500	(38)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.400%		06/20/2014	400	(17)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.550%	)	09/20/2014	750	0
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%	)	06/20/2017	500	36
Credit Suisse First Boston	Pride International, Inc. 3.125% convertible until 05/01/2033	Sell	0.700%		09/20/2008	1,000	2
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(1.750%	)	12/20/2008	250	6
Credit Suisse First Boston	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%	)	12/20/2009	1,000	4
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(2.250%	)	03/20/2010	300	1
Credit Suisse First Boston	Univision Communications, Inc. 7.850% due 07/15/2011	Buy	(1.550%	)	03/20/2010	900	39
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	(13)
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Sell	3.500%		03/20/2012	600	7
Credit Suisse First Boston	Univision Communications, Inc. 7.850% due 07/15/2011	Sell	2.850%		03/20/2012	600	(33)
Credit Suisse First Boston	Community Health Systems 8.875% due 07/15/2015	Sell	2.900%		09/20/2012	500	(9)
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(4.200%	)	03/20/2014	300	(5)
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%	)	03/20/2008	250	(1)
Deutsche Bank AG	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%		12/20/2009	1,000	3
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	2,000	101
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%	)	03/20/2010	1,000	7
Goldman Sachs & Co.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Buy	(2.080%	)	06/20/2010	700	19
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	500	(10)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%		03/20/2012	1,000	4
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	500	(21)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	0.830%		06/20/2012	7,500	(292)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	1.030%		06/20/2012	500	(15)
Goldman Sachs & Co.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.380%		06/20/2012	700	(38)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.950%		09/20/2012	1,000	80
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	(10)
JPMorgan Chase & Co.	Cablevision Systems Corp. 8.000% due 04/15/2012	Sell	2.730%		06/20/2011	600	(15)
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(4.700%	)	12/20/2012	250	16
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	650	1
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	2,500	6
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Buy	(1.200%	)	06/20/2010	1,000	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	750	24
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%	)	06/20/2010	700	7
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.390%	)	06/20/2011	3,000	(18)
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%		06/20/2011	700	(14)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	500	(12)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.200%		06/20/2012	1,000	(45)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.995%		06/20/2012	1,000	(32)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	1,000	(34)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%	)	06/20/2012	250	1
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%		09/20/2008	450	7
Merrill Lynch & Co., Inc.	Countrywide Financial Corp. floating rate based on 3-Month USD-LIBOR plus 3.500% due 04/15/2037	Buy	(3.400%	)	12/20/2008	1,250	8
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	500	(1)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	1,000	14
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	2,200	58
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.550%		06/20/2012	2,000	152
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	750	13
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	750	(19)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	450	(23)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	1,500	25
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	500	5
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	500	22

							$(144)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments Convertible Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	7,200	$(67)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		800	(10)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		8,200	(132)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	5,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		6,000	0
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$32,200	(55)

							$(264)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Short	Aspen Insurance Holdings Ltd.	5.110%	10/23/2007	4,700	$(6)
Merrill Lynch & Co., Inc.	Long	Neveen Floating Rate Income Opportunity Fund	5.610%	10/23/2007	22,800	(18)
Merrill Lynch & Co., Inc.	Long	TECO Energy, Inc.	5.610%	10/23/2007	6,100	(5)

						$(29)

(i)	Purchased options outstanding on September 30, 2007:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX JetBlue Airways Corp.	$23.375	01/19/2008	$1,800	$14	$1

(j)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Allied Waste Industries, Inc.			08/08/2007-09/20/2007	$1,307	$1,306	0.34%
Roper Industries, Inc.	1.481%	01/15/2034	03/08/2005-08/14/2007	862	1,034	0.27%

				$2,169	$2,340	0.61%

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,559	10/2007	$41	$0	$41
Sell		3,559	10/2007	0	(128)	(128)
Buy		4,751	03/2008	128	0	128
Buy	INR	70,444	05/2008	24	0	24
Buy	KRW	504,749	11/2007	0	0	0
Buy		1,077,412	05/2008	29	0	29
Buy	MXN	11,477	03/2008	0	(13)	(13)
Buy		7,561	07/2008	12	0	12
Buy	RUB	10,125	11/2007	6	0	6
Buy		53,849	01/2008	24	0	24

				$264	$(141)	$123

52	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.0%
Allied Waste North America, Inc.
5.121% due 03/28/2014	$1,555	$1,538
6.650% due 03/28/2014	1,408	1,392
6.880% due 03/28/2014	672	665
7.110% due 03/28/2014	563	557
7.140% due 03/28/2014	516	510

Amadeus Global Travel Distribution S.A.
7.636% due 04/08/2013	2,500	2,401
7.886% due 04/08/2014	2,500	2,399

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

Berry Plastics Holding Corp.
12.720% due 06/15/2014	4,500	4,399

Biomet, Inc.
7.000% due 03/08/2008	2,500	2,469
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Community Health Corp.
7.755% due 07/25/2014	2,793	2,749

Community Health Systems, Inc.
4.000% due 07/02/2014	247	244
7.760% due 07/02/2014	959	944

CSC Holdings, Inc.
6.875% due 02/24/2013	2,120	2,094
7.569% due 02/24/2013	2,577	2,546
7.569% due 03/29/2013	275	272

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	13,000	13,001

Dex Media East LLC
6.630% due 05/08/2009	125	124
7.210% due 05/08/2009	125	124

Dex Media West LLC
7.010% due 09/09/2010	525	521
7.210% due 09/09/2010	188	186
7.220% due 09/09/2010	281	279

Dobson Communications Corp.
7.240% due 03/14/2014	5,985	5,918

FCI Connectors
7.130% due 03/09/2013	2,500	2,396

Ford Motor Co.
8.700% due 12/15/2013	992	965

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	845	833
6.880% due 03/22/2013	193	190
6.972% due 03/22/2013	481	474

General Motors Acceptance Corp.
7.735% due 11/29/2013	995	968

Georgia-Pacific Corp.
6.948% due 12/20/2012	642	630
7.264% due 12/20/2012	762	748
7.474% due 12/20/2012	6,476	6,356

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	5,000	4,856

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	1,700	1,652

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ineos Group Holdings PLC
7.580% due 10/07/2012	$1,735	$1,690
7.580% due 10/07/2013	2,485	2,422
7.591% due 10/07/2012	104	103
8.080% due 10/07/2014	2,485	2,431

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	2,415	2,402

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	7,950	7,628

MGM Mirage
6.495% due 10/03/2011	600	580
6.505% due 10/03/2011	800	774
8.375% due 10/03/2011	600	580

NRG Energy, Inc.
6.948% due 02/01/2013	2,116	2,081

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

Polypore, Inc.
7.380% due 05/15/2014	4,500	4,354

RH Donnelley, Inc.
6.710% due 06/30/2011	431	426
6.860% due 09/09/2010	188	186
6.860% due 06/30/2011	1,401	1,385
7.010% due 06/30/2011	575	568
7.050% due 06/30/2011	287	284
7.070% due 09/09/2010	65	64
7.200% due 06/30/2011	718	712
7.220% due 06/30/2011	575	568

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,470
13.375% due 08/01/2008	500	490

SLM Corp.
6.000% due 06/30/2008	2,000	1,993

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.350% due 08/23/2013	5,000	4,877

Tribune Co.
8.244% due 05/30/2014	4,750	4,335

Total Bank Loan Obligations (Cost $138,574)		135,920

CORPORATE BONDS & NOTES 48.9%

BANKING & FINANCE 14.3%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,041

AES Red Oak LLC
8.540% due 11/30/2019	2,601	2,783

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	242

American Express Bank FSB
5.826% due 06/12/2009	3,000	2,988

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.875% due 05/15/2008	1,000	984
5.210% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,975

Banco Santander Chile
6.074% due 12/09/2009	5,000	5,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
3.875% due 01/15/2008	$920	$916
4.750% due 08/01/2015	1,400	1,324

BankAmerica Instit-A
8.070% due 12/31/2026	500	520

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,680

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	970
6.400% due 10/02/2017 (b)	13,500	13,465
6.950% due 08/10/2012	4,000	4,175

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538
6.722% due 12/31/2049	2,000	1,924

Calabash Re II Ltd.
16.594% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	992

Citicorp
6.375% due 11/15/2008	400	406

Citigroup, Inc.
6.000% due 02/21/2012	650	669

Columbia University
6.875% due 12/15/2015	500	537

Colvis Finance
8.000% due 02/02/2009	4,000	3,964

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,231

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,806

Credit Agricole S.A.
5.505% due 05/28/2009	2,000	2,002
5.555% due 05/28/2010	10,000	10,014

DBS Bank Ltd.
5.750% due 05/16/2017	5,000	5,012

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,032

East Lane Re Ltd.
12.356% due 05/06/2011	1,000	1,005

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,969
5.250% due 07/29/2014	6,625	6,586

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
5.800% due 01/12/2009	5,840	5,642
6.625% due 06/16/2008	1,000	993
7.250% due 10/25/2011	3,150	2,954
7.375% due 02/01/2011	3,475	3,332
7.800% due 06/01/2012	1,200	1,143
8.000% due 12/15/2016	1,680	1,574
10.944% due 06/15/2011	3,640	3,717

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	898
7.625% due 06/01/2015	375	355

Foundation Re II Ltd.
12.270% due 11/26/2010	1,800	1,848

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Frank Russell Co.
5.625% due 01/15/2009	$500	$504

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,417

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,053
5.480% due 04/10/2012	18,000	17,786
5.734% due 03/16/2009	700	699
5.875% due 02/15/2012	500	514

General Motors Acceptance Corp.
6.360% due 09/23/2008	900	887
8.000% due 11/01/2031	3,190	3,138

General RE Corp.
9.000% due 09/12/2009	500	541

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,171
5.250% due 10/15/2013	2,400	2,348
5.690% due 07/23/2009	2,150	2,151
5.700% due 09/01/2012	165	167
6.125% due 02/15/2033	45	44
6.750% due 10/01/2037 (b)	11,275	11,357
7.350% due 10/01/2009	500	522

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,438

HBOS PLC
5.920% due 09/29/2049	7,500	6,796

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,901

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,951

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,427

HSBC Finance Corp.
4.125% due 12/15/2008	500	495
4.750% due 07/15/2013	120	114
6.400% due 06/17/2008	950	956

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,372

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,073

Industrial Bank of Korea
4.000% due 05/19/2014	30	30

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,614
6.875% due 11/04/2011	1,800	1,841

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	2,993

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	975

John Deere Capital Corp.
5.382% due 09/25/2008	12,100	12,100

JPMorgan Chase & Co.
5.250% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	332

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,950

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	1,986

Longpoint Re Ltd.
10.944% due 05/08/2010	1,600	1,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	$3,475	$3,492
10.375% due 10/15/2017 (c)	750	728
11.625% due 10/15/2017	4,550	4,436

MBNA Capital B
6.156% due 02/01/2027	3,000	2,825

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (n)	10,000	9,998

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,211

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,365

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	616

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,515

Morgan Stanley
5.470% due 02/09/2009	700	696
5.485% due 01/18/2008	300	300
5.750% due 08/31/2012	4,400	4,412

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,285

Mystic Re Ltd.
11.841% due 12/05/2008	1,100	1,115
14.541% due 12/05/2008	850	866
15.541% due 06/07/2011	1,000	1,039

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	714
7.250% due 03/01/2012	4,815	5,142

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	604

NSG Holdings LLC
7.750% due 12/15/2025	1,510	1,502

Pemex Finance Ltd.
9.690% due 08/15/2009	532	554

Petroleum Export Ltd.
4.623% due 06/15/2010	2,444	2,412
5.265% due 06/15/2011	7,023	7,016

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,647	3,669

Rabobank Capital Funding II
5.260% due 12/29/2049	860	814

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,600	5,736

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,234

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	536

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	7,004
6.875% due 11/29/2010	8,000	8,161
7.175% due 05/16/2013	2,350	2,400

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	500

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,000	2,102

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swiss Bank Corp. NY
7.000% due 10/15/2015	$500	$552

Targeted Return Index Securities Trust
7.140% due 05/01/2016	3,525	3,459

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,189
10.250% due 07/15/2013	1,200	1,293

Textron Financial Corp.
5.460% due 01/11/2010	15,000	14,894

TNB Capital L Ltd.
5.250% due 05/05/2015	570	556

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	960
6.625% due 03/20/2017	4,400	4,109
7.500% due 07/18/2016	7,050	7,034

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,369

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,465

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	259

Universal City Development Partners
11.750% due 04/01/2010	500	524

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	506

Ventas Realty LP
6.500% due 06/01/2016	400	396
6.750% due 04/01/2017	2,635	2,642
8.750% due 05/01/2009	500	519
9.000% due 05/01/2012	800	874

Vita Capital III Ltd.
6.460% due 01/01/2011	3,150	3,137

Wachovia Corp.
5.250% due 08/01/2014	500	491

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,578

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,113

		391,974

INDUSTRIALS 25.3%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	3,150	2,614

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,653

Albertson’s, Inc.
6.570% due 02/23/2028	800	680
7.450% due 08/01/2029	5,100	4,935
7.750% due 06/15/2026	2,150	2,148

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,588

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,412

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,376
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	517

54	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARAMARK Corp.
8.500% due 02/01/2015	$4,470	$4,582

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	6,250
8.750% due 03/01/2012	1,760	1,804

AstraZeneca PLC
5.400% due 06/01/2014	500	496

Atlantic Richfield Co.
8.530% due 02/27/2012	500	571

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance Ltd.
5.250% due 12/15/2015	7,300	7,112
6.750% due 11/01/2013	1,500	1,595

Boise Cascade LLC
8.235% due 10/15/2012	500	500

Bombardier, Inc.
8.000% due 11/15/2014	4,400	4,631

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	6,735	6,331

Bowater Canada Finance
7.950% due 11/15/2011	2,950	2,441

Brinker International, Inc.
5.750% due 06/01/2014	500	483

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	100

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,758

BW Group Ltd.
6.625% due 06/28/2017	760	789

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	28,299

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	522
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	335	343

CanWest Media, Inc.
8.000% due 09/15/2012	1,846	1,818

CBS Corp.
5.625% due 08/15/2012	3,500	3,488

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,064

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,596

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,352

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,028

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,929

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,578

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,250

Cisco Systems, Inc.
5.500% due 02/22/2016	500	497

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	584

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CODELCO, Inc.
5.625% due 09/21/2035	$12,000	$10,990
6.150% due 10/24/2036	12,100	11,852

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,392

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	353

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	101
6.875% due 06/15/2009	1,095	1,125
7.125% due 06/15/2013	2,130	2,270

Comcast Corp.
5.300% due 01/15/2014	2,000	1,944
5.500% due 03/15/2011	500	501
5.900% due 03/15/2016	2,900	2,890
6.500% due 01/15/2015	100	103
7.050% due 03/15/2033	200	211

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	511

Community Health Systems, Inc.
8.875% due 07/15/2015	6,275	6,479

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	569

Conoco Funding Co.
7.250% due 10/15/2031	2,500	2,827

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,208

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	438
7.750% due 11/15/2015	525	545

CSC Holdings, Inc.
7.625% due 04/01/2011	3,150	3,174
7.875% due 02/15/2018	5,389	5,254
8.125% due 08/15/2009	25	26

CVS Caremark Corp.
5.921% due 06/01/2010	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,426

Delhaize America, Inc.
8.050% due 04/15/2027	600	642
9.000% due 04/15/2031	3,695	4,420

Delta Air Lines, Inc.
7.379% due 05/18/2010	4,685	4,733

Dex Media West LLC
9.875% due 08/15/2013	2,980	3,185

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	257

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	100	100

DRS Technologies, Inc.
7.625% due 02/01/2018	1,775	1,819

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	625
8.375% due 05/01/2016	9,420	9,514

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,910
7.125% due 02/01/2016	5,025	5,188

El Paso Corp.
7.000% due 06/15/2017	9,500	9,694
7.750% due 06/15/2010	300	312
8.050% due 10/15/2030	2,550	2,634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embraer Overseas Ltd.
6.375% due 01/24/2017	$1,400	$1,393

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,364

Enterprise Products Operating LP
4.000% due 10/15/2007	700	700
4.625% due 10/15/2009	1,100	1,091
4.950% due 06/01/2010	600	598

Equistar Chemicals LP
10.125% due 09/01/2008	27	28

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,244

Fisher Communications, Inc.
8.625% due 09/15/2014	500	520

Ford Motor Co.
7.450% due 07/16/2031	2,300	1,817

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	304	333

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,545	5,379
9.125% due 12/15/2014 (c)	610	567

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,750	6,704
7.288% due 08/16/2037	10,000	10,685
8.625% due 04/28/2034	4,740	6,141

Gazprom International S.A.
7.201% due 02/01/2020	5,756	5,875

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Motors Corp.
8.250% due 07/15/2023	5,325	4,686
8.800% due 03/01/2021	3,000	2,768

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	2,370	2,352

Georgia-Pacific Corp.
7.125% due 01/15/2017	6,250	6,078
8.000% due 01/15/2024	4,870	4,773
8.125% due 05/15/2011	800	816

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	602	632

Graphic Packaging International
8.500% due 08/15/2011	1,900	1,943

Greif, Inc.
6.750% due 02/01/2017	3,800	3,810

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	632

HCA, Inc.
6.750% due 07/15/2013	4,450	4,016
7.190% due 11/15/2015	1,700	1,478
9.125% due 11/15/2014	6,000	6,345
9.250% due 11/15/2016	5,000	5,325
9.625% due 11/15/2016 (c)	4,000	4,280

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,860

Hertz Corp.
8.875% due 01/01/2014	1,300	1,346

Hess Corp.
6.650% due 08/15/2011	810	847
7.300% due 08/15/2031	425	467

Hewlett-Packard Co.
6.500% due 07/01/2012	500	527

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$5,100	$5,182

Hospira, Inc.
4.950% due 06/15/2009	500	500

Host Marriott LP
7.000% due 08/15/2012	1,000	1,012

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,997

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,588

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,630

Invensys PLC
9.875% due 03/15/2011	96	102

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	916
8.800% due 01/30/2017	2,200	2,310

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	684

L-3 Communications Corp.
7.625% due 06/15/2012	3,860	3,966

Lyondell Chemical Co.
6.875% due 06/15/2017	3,150	3,434
8.000% due 09/15/2014	2,500	2,762
8.250% due 09/15/2016	2,700	3,058

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,615
9.500% due 08/01/2008	750	771

Marathon Oil Corp.
6.000% due 07/01/2012	500	514

MGM Mirage
7.500% due 06/01/2016	2,940	2,936

Miller Brewing Co.
5.500% due 08/15/2013	1,000	981

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	32,858

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	422

Norampac, Inc.
6.750% due 06/01/2013	1,170	1,123

Norfolk Southern Corp.
5.640% due 05/17/2029	164	149
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	6,100	6,306
10.750% due 07/15/2016	2,100	2,205

Northwest Airlines, Inc.
7.626% due 10/01/2011	1,506	1,474

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,219

Novelis, Inc.
7.250% due 02/15/2015	2,843	2,758

OPTI Canada, Inc.
8.250% due 12/15/2014	2,640	2,673

Oracle Corp.
5.000% due 01/15/2011	15,000	14,978

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,450	1,517

Peabody Energy Corp.
7.375% due 11/01/2016	1,040	1,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015	$10,110	$10,167
6.180% due 12/03/2012	7,100	7,098
6.625% due 06/15/2035	420	435
6.994% due 06/15/2010	700	712
7.160% due 10/15/2009	2,600	2,671
7.375% due 12/15/2014	3,406	3,762
8.000% due 11/15/2011	1,800	1,973
8.625% due 02/01/2022	2,117	2,622
9.125% due 10/13/2010	500	554
9.250% due 03/30/2018	4,068	5,128
9.375% due 12/02/2008	203	213

Petrobras International Finance Co.
6.125% due 10/06/2016	500	506

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	4,440
5.375% due 04/12/2027	2,800	1,778

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	974

Plains Exploration & Production Co.
7.000% due 03/15/2017	1,000	940

Premark International, Inc.
6.875% due 11/15/2008	500	510

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	415

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	2,800	2,688

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	2,247

Qwest Communications International, Inc.
7.500% due 02/15/2014	15,125	15,390

Range Resources Corp.
7.500% due 05/15/2016	1,000	1,025

Reynolds American, Inc.
7.625% due 06/01/2016	8,850	9,467

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,918
8.875% due 10/15/2017 (b)	600	609

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,002

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,852

Rowan Cos., Inc.
5.880% due 03/15/2012	2,861	2,956

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,267
7.500% due 10/15/2027	2,475	2,332

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,015

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	547

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,277

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,719

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	501

SemGroup LP
8.750% due 11/15/2015	5,150	5,060

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,881

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Service Corp. International
7.625% due 10/01/2018	$1,570	$1,637

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,062

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	681
8.375% due 07/01/2012	5,150	5,176

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,000

Spansion, Inc.
8.746% due 06/01/2013	400	383

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,549
7.750% due 08/15/2016	1,450	1,443

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,553

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	992

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	264
9.875% due 07/01/2014	750	690

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,364

Tesoro Corp.
6.500% due 06/01/2017	2,300	2,294

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,250	1,217

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,161
6.875% due 05/01/2012	2,625	2,757
7.700% due 05/01/2032	200	220

TransDigm, Inc.
7.750% due 07/15/2014	2,400	2,436

Transocean, Inc.
5.869% due 09/05/2008	300	300

Trinity Industries, Inc.
6.500% due 03/15/2014	800	772

TRW Automotive, Inc.
7.000% due 03/15/2014	5,735	5,592
7.250% due 03/15/2017	2,200	2,156

Tyco International Group S.A.
6.375% due 10/15/2011	445	456
6.750% due 02/15/2011	500	527

United Airlines, Inc.
6.201% due 03/01/2010	481	479
7.336% due 01/02/2021	500	478
10.850% due 02/19/2015 (a)	1,102	536

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,238
6.250% due 01/23/2017	2,900	2,947
8.250% due 01/17/2034	20,500	24,365

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,484
11.375% due 08/01/2016	1,985	2,099

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,356

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,465
9.125% due 02/01/2017	6,300	6,221

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	972
8.800% due 12/30/2014	500	577

Walt Disney Co.
6.200% due 06/20/2014	500	523
6.375% due 03/01/2012	640	671

56	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waste Management, Inc.
7.375% due 08/01/2010	$900	$953
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,515
7.500% due 01/15/2031	3,500	3,649
7.625% due 07/15/2019	1,500	1,614
7.750% due 06/15/2031	115	121
7.875% due 09/01/2021	5,000	5,462

Williams Partners LP
7.250% due 02/01/2017	2,600	2,665

Wyeth
6.450% due 02/01/2024	300	308

Wynn Las Vegas LLC
6.625% due 12/01/2014	3,070	3,024

Xerox Corp.
9.750% due 01/15/2009	300	315

		695,591

UTILITIES 9.3%
AES Corp.
8.750% due 05/15/2013	4,040	4,247

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,349
5.750% due 01/15/2015	15,400	15,395

American Cellular Corp.
10.000% due 08/01/2011	235	247

AT&T Corp.
6.000% due 03/15/2009	260	263
7.300% due 11/15/2011	947	1,018

Beaver Valley II Funding
9.000% due 06/01/2017	319	354

BellSouth Corp.
5.658% due 08/15/2008	300	300
6.875% due 10/15/2031	2,500	2,625

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,468

Carolina Power & Light Co.
5.125% due 09/15/2013	750	735

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	5,063

Citizens Communications Co.
7.000% due 11/01/2025	400	323
7.875% due 01/15/2027	1,750	1,715
9.000% due 08/15/2031	2,770	2,825

Complete Production Services, Inc.
8.000% due 12/15/2016	600	596

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	692

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,480

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,448

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,602
5.700% due 09/17/2012	260	261

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,471
5.625% due 11/30/2012	225	228

Edison Mission Energy
7.000% due 05/15/2017	860	851
7.200% due 05/15/2019	3,600	3,564
7.625% due 05/15/2027	3,225	3,128

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embarq Corp.
7.082% due 06/01/2016	$6,150	$6,386

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,304

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,893

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,426

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.980% due 12/01/2009	2,600	2,580
6.474% due 12/08/2008	3,500	3,513

Florida Power Corp.
5.975% due 11/14/2008	5,000	5,006

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,689

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	5,189

Homer City Funding LLC
8.734% due 10/01/2026	3,773	4,226

Idearc, Inc.
8.000% due 11/15/2016	4,025	4,035

Insight Midwest LP
9.750% due 10/01/2009	260	261

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,280
8.625% due 11/14/2011	4,125	4,383

KT Corp.
4.875% due 07/15/2015	3,000	2,831

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,302
7.250% due 06/28/2017	400	394
7.750% due 10/17/2016	600	610
7.875% due 06/29/2037	400	393

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	305

Midwest Generation LLC
8.560% due 01/02/2016	355	380

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,027

Nevada Power Co.
5.875% due 01/15/2015	450	442
6.500% due 05/15/2018	6,050	6,112

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,414

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	4,704

NiSource Finance Corp.
6.064% due 11/23/2009	7,000	6,948

NRG Energy, Inc.
7.250% due 02/01/2014	700	704
7.375% due 02/01/2016	5,675	5,703
7.375% due 01/15/2017	1,330	1,333

NSTAR Electric Co.
7.800% due 05/15/2010	500	533

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,516

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	514

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,534

Progress Energy, Inc.
7.000% due 10/30/2031	170	181
7.100% due 03/01/2011	4,796	5,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Energy Holdings LLC
8.500% due 06/15/2011	$1,200	$1,269

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,937
5.500% due 12/01/2015	900	874
6.950% due 06/01/2012	270	285
7.750% due 04/15/2011	1,000	1,072

Qwest Corp.
6.500% due 06/01/2017	1,000	985
7.250% due 09/15/2025	2,250	2,222
7.250% due 10/15/2035	1,550	1,500
7.500% due 06/15/2023	1,800	1,782
8.875% due 03/15/2012	5,190	5,690

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,358	1,345

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	430
6.332% due 09/30/2027	11,800	11,453

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,908
7.625% due 06/15/2014	3,725	3,772
7.875% due 06/15/2017	5,450	5,511

Rural Cellular Corp.
9.875% due 02/01/2010	9,820	10,311

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,672

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,009	999

TECO Energy, Inc.
6.750% due 05/01/2015	7,050	7,251
7.500% due 06/15/2010	1,300	1,367

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,821

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	13,409

Verizon Communications, Inc.
5.550% due 02/15/2016	400	397

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	474

Verizon New England, Inc.
6.500% due 09/15/2011	625	648

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	506

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	236

		256,596

Total Corporate Bonds & Notes (Cost $1,355,980)		1,344,161

MUNICIPAL BONDS & NOTES 0.4%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,009

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	779

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	505

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	489

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	$500	$496

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,637

Total Municipal Bonds & Notes (Cost $10,732)		10,915

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2020	4,335	4,097
4.246% due 02/01/2035	630	635
4.500% due 02/01/2035 - 08/01/2035	2,219	2,061
5.000% due 12/01/2013 - 02/01/2036	10,606	10,404
5.165% due 04/01/2036	551	553
5.235% due 03/01/2036	498	501
5.500% due 12/01/2032 - 10/01/2037	213,945	209,722
5.500% due 01/01/2033 - 06/01/2037 (i)	65,630	64,327
5.631% due 03/25/2017	116	117
6.000% due 04/01/2016 - 05/01/2037	103,900	104,086
6.000% due 09/01/2036 - 11/01/2036 (i)	60,686	60,797
6.064% due 10/18/2030	18	18
6.208% due 03/01/2044	199	200
6.260% due 12/01/2036	263	267
6.278% due 03/01/2011	383	395
6.500% due 08/01/2011 - 12/01/2029	287	295
6.850% due 12/18/2027	258	268
7.243% due 09/01/2031	31	31
8.000% due 06/01/2008	18	18

Federal Farm Credit Bank
7.561% due 11/29/2049	500	542

Federal Home Loan Bank
4.060% due 08/25/2009	295	290

Freddie Mac
4.000% due 04/15/2022	669	666
5.000% due 06/15/2016 - 09/15/2024	1,720	1,721
5.500% due 03/15/2017 - 09/15/2017	4,069	4,119
5.982% due 02/15/2019	7,955	7,934
6.205% due 10/25/2044 - 02/25/2045	406	406
6.252% due 09/15/2030	62	61
6.405% due 07/25/2044	580	579
6.500% due 07/25/2043	23	23
7.000% due 06/15/2013	33	34
7.260% due 05/01/2023	36	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	477	470
4.045% due 07/16/2020	716	705
4.385% due 08/16/2030	1,492	1,474
4.500% due 08/15/2033	47	45
5.117% due 06/16/2023	332	333
5.750% due 07/20/2026	43	43
6.125% due 11/20/2023 - 11/20/2027	111	112
6.375% due 03/20/2026 - 05/20/2026	101	102
6.569% due 09/16/2026	1,000	1,039
8.000% due 03/20/2030	100	106
8.500% due 07/20/2030 - 03/20/2031	26	28

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 10/15/2008 - 11/15/2008	$3	$3
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	9	9
10.000% due 07/15/2013	16	18

New Valley Generation
7.299% due 03/15/2019	822	900

Private Export Funding Corp.
4.550% due 05/15/2015	750	737
5.750% due 01/15/2008	500	501

Small Business Administration
4.340% due 03/01/2024	279	266
4.504% due 02/01/2014	121	115
5.130% due 09/01/2023	54	54
5.886% due 09/01/2011	307	311
6.030% due 02/01/2012	2,232	2,269
6.900% due 12/01/2020	1,127	1,177
7.150% due 03/01/2017	530	550
7.300% due 05/01/2017	398	413
7.640% due 03/10/2010	53	55

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,027

Total U.S. Government Agencies (Cost $488,286)		488,096

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	7,186	7,136
2.000% due 07/15/2014	2,332	2,301
2.000% due 01/15/2026	316	302
2.375% due 04/15/2011	316	319
2.375% due 01/15/2027	21,689	21,960

U.S. Treasury Notes
3.375% due 02/15/2008	300	299
4.375% due 01/31/2008	900	901

Total U.S. Treasury Obligations (Cost $33,402)		33,218

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	10,814	10,758

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	936	941

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	11,427	11,291
4.613% due 01/25/2034	56	56
4.779% due 01/25/2034	24	24
5.302% due 02/25/2033	25	25
5.605% due 02/25/2033	116	116

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	153	153
5.507% due 09/25/2035	2,933	2,930

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	531

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	114	114

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	774	766

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	272	273

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	7	7

Countrywide Home Loan Mortgage Pass-Through Trust
3.850% due 10/19/2032	21	21

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.721% due 02/25/2034	$2,980	$2,929
4.853% due 04/20/2035	1,805	1,789
5.361% due 05/25/2035	397	387
5.401% due 05/25/2034	1	1

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,030

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	1,870	1,855
4.666% due 03/15/2036	11,500	11,283
5.435% due 09/15/2034	525	532

Denver Arena Trust
6.940% due 11/15/2019	311	308

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	528	525

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	997

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,256

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,003	1,989

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,927	2,901
6.620% due 10/18/2030	344	345
6.624% due 05/03/2018	600	636

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,997

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.922% due 10/15/2017	2,609	2,609

MASTR Adjustable Rate Mortgages Trust
5.046% due 11/25/2033	105	107
5.186% due 08/25/2034	238	238

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	3,717	3,687

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,438	5,308

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,853
5.882% due 07/15/2019	605	605

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,077	1,078

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734

Salomon Brothers Mortgage Securities VII, Inc.
5.631% due 05/25/2032	107	107

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,164	1,159

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	3,917	3,832

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,910	1,887

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,007	3,004

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	20	20

Washington Mutual, Inc.
4.208% due 06/25/2033	685	678
5.527% due 02/27/2034	26	26
5.671% due 12/25/2027	614	614
5.983% due 08/25/2046	1,240	1,216
6.383% due 06/25/2042	34	33

58	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	$1,358	$1,347

Total Mortgage-Backed Securities (Cost $129,189)		129,611

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
5.211% due 02/25/2036	216	216

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	7,000	6,959

Carrington Mortgage Loan Trust
5.381% due 06/25/2035	2,281	2,268

CPL Transition Funding LLC
6.250% due 01/15/2017	750	784

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	786

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	7	8

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	682

JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037	454	450

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	278	277

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	265	263

MASTR Asset-Backed Securities Trust
5.241% due 11/25/2035	393	392

Morgan Stanley ABS Capital I
5.201% due 02/25/2036	584	582

NPF XII, Inc.
2.232% due 10/01/2003 (a)	1,000	5

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	145	145

Residential Asset Securities Corp.
5.201% due 07/25/2036	643	640
5.211% due 01/25/2036	129	129
5.211% due 02/25/2036	100	100

SLM Student Loan Trust
5.340% due 04/25/2014	3,032	3,033
5.510% due 01/25/2017	900	900

Structured Asset Securities Corp.
5.261% due 12/25/2035	237	237

USAA Auto Owner Trust
5.337% due 07/11/2008	1,527	1,527

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	287	290

Total Asset-Backed Securities (Cost $20,790)		20,789

SOVEREIGN ISSUES 8.7%
Argentina Bonos
5.389% due 08/03/2012	35,255	20,034

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,628
8.250% due 09/19/2027	570	690

Brazilian Government International Bond
7.875% due 03/07/2015	5,440	6,158
8.750% due 02/04/2025	2,830	3,629
8.875% due 10/14/2019	8,400	10,479
8.875% due 04/15/2024	2,157	2,783

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chile Government International Bond
5.500% due 01/15/2013	$635	$647

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,616
7.375% due 09/18/2037	3,900	4,300
8.250% due 12/22/2014	5,200	5,876
10.000% due 01/23/2012	941	1,099
10.375% due 01/28/2033	275	405
10.750% due 01/15/2013	8,800	10,780
11.750% due 02/25/2020	725	1,066

Croatia Government International Bond
6.188% due 07/31/2010	83	84

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,122
10.250% due 11/08/2011	1,000	1,155

Hong Kong Government International Bond
5.125% due 08/01/2014	750	744

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,949

Korea Development Bank
4.250% due 11/13/2007	2,467	2,464
4.750% due 07/20/2009	2,250	2,235
5.478% due 10/31/2008	500	500
5.750% due 09/10/2013	385	387
5.760% due 10/20/2009	1,800	1,801
5.775% due 11/22/2012	7,500	7,469

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,481
5.125% due 05/20/2015	750	726

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	3,444	3,442
6.750% due 09/27/2034	4,000	4,360
8.000% due 09/24/2022	45	55
9.875% due 02/01/2010	115	128
11.500% due 05/15/2026	1,000	1,615

Pakistan Government International Bond
7.125% due 03/31/2016	3,200	2,896

Panama Government International Bond
6.700% due 01/26/2036	14,824	15,306
7.250% due 03/15/2015	2,325	2,499
8.875% due 09/30/2027	2,600	3,328
9.375% due 07/23/2012	1,843	2,122
9.375% due 04/01/2029	75	101
9.625% due 02/08/2011	442	496

Peru Government International Bond
6.550% due 03/14/2037	320	331
8.375% due 05/03/2016	3,870	4,557
8.750% due 11/21/2033	1,000	1,318

Poland Government International Bond
4.000% due 10/27/2024	55	50

Republic of Korea
4.875% due 09/22/2014	2,100	2,048

Russia Government International Bond
7.500% due 03/31/2030	9,628	10,875
8.250% due 03/31/2010	4,333	4,515
11.000% due 07/24/2018	500	709
12.750% due 06/24/2028	500	893

Socialist Republic of Vietnam
4.000% due 03/12/2028	10,000	8,255
6.875% due 01/15/2016	3,000	3,144

South Africa Government International Bond
5.875% due 05/30/2022	750	736
6.500% due 06/02/2014	7,500	7,912

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.375% due 04/25/2012		$2,730	$2,955

Ukraine Government International Bond
6.875% due 03/04/2011		780	801
7.650% due 06/11/2013		9,975	10,674
8.693% due 08/05/2009		11,700	12,318

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,072
8.000% due 11/18/2022		9,471	10,561
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,655
6.000% due 12/09/2020		6,200	5,006
6.360% due 04/20/2011		1,500	1,405
8.500% due 10/08/2014		2,000	2,010
9.250% due 09/15/2027		1,500	1,556
10.750% due 09/19/2013		1,980	2,193

Total Sovereign Issues (Cost $234,814)			240,078

FOREIGN CURRENCY-DENOMINATED ISSUES 15.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	981

Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	1,500	2,162

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,241

BCM Ireland Finance Ltd.
9.506% due 08/15/2016		1,900	2,730

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,051

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	31,740	15,906

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	627
12.500% due 01/05/2022		5,200	3,482

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,445
6.000% due 08/15/2024		26,700	23,122
6.000% due 05/15/2045		4,000	3,508
10.000% due 01/01/2012		74,475	38,733

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,789

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,676

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,434

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,746

Eircom Group PLC
6.625% due 08/15/2014	EUR	1,750	2,408
6.875% due 08/15/2015		1,750	2,431

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,866

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,468

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	266
5.875% due 06/01/2015		14,000	19,491
7.800% due 09/27/2010		3,500	5,253

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	5,700	7,564

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,095

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	$4,665

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,319

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,547

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,197

JSG Holding PLC
6.550% due 11/29/2013	EUR	2,000	2,774
7.050% due 11/29/2014		2,000	2,792

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	3,341

Mexican Bonos
8.000% due 12/17/2015	MXN	121,000	11,123

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,838

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	879

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	884

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013	EUR	3,321	4,650
6.580% due 11/30/2014		4,100	5,772
8.250% due 05/01/2016		3,300	4,953

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,333

OI European Group BV
6.875% due 03/31/2017		820	1,137

PagesJaunes Groupe
6.500% due 01/11/2014		4,000	5,473

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,061

Pylon Ltd.
6.224% due 12/18/2008		1,500	2,153

QBE International Holdings PLC
8.547% due 08/03/2020	AUD	3,000	2,746

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,470

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	$3,203

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,202
9.370% due 04/06/2011		4,000	7,969

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	1,087

South Africa Government Bond
13.000% due 08/31/2010	ZAR	369,700	59,131

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,508

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	868
0.967% due 05/25/2011		100,000	869
4.375% due 10/27/2014	EUR	3,500	4,897

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	7,153

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,945

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,483

UPC Financing Partnership
6.302% due 12/31/2014		6,456	8,769

UPC Holding BV
7.750% due 01/15/2014		2,300	3,230

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	21,200	878
5.000% due 09/14/2018 (e)		30,369	1,466
6.875% due 01/19/2016	EUR	13,000	19,325

Veolia Environnement
4.875% due 05/28/2013		3,460	4,846

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,595

Total Foreign Currency-Denominated Issues (Cost $394,203)			416,006

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
Vale Capital Ltd.
5.500% due 06/15/2010		152,500	10,218

Total Convertible Preferred Stocks (Cost $7,645)			10,218

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,335	$2,347

Total Preferred Stocks (Cost $2,453)		2,347

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.230% due 11/16/2007	$2,500	2,483

Freddie Mac
4.000% due 10/01/2007	15,000	15,000

		17,483

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	2,726	2,726

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $2,783. Repurchase proceeds are $2,727.)

U.S. TREASURY BILLS 1.7%
3.839% due 11/29/2007 - 12/13/2007 (d)(f)(j)	46,510	46,012

Total Short-Term Instruments (Cost $66,360)		66,221

PURCHASED OPTIONS (l) 1.0%
(Cost $19,754)		28,690

Total Investments (g) 106.5% (Cost $2,902,182)		$2,926,270

Written Options (m) (0.8%) (Premiums $18,868)		(22,220)

Other Assets and Liabilities (Net) (5.7%)		(156,344)

Net Assets 100.0%		$2,747,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $24,980 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $52,990 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(i)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $121,093 at a weighted average rate of 5.43%. On September 30, 2007, securities valued at $125,124 were pledged as collateral for reverse repurchase agreements.

60	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(j)	Securities with an aggregate market value of $9,161 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2008	103	$62
90-Day Eurodollar June Futures	Long	06/2009	940	1,187
Euro-Bund 10-Year Bond December Futures	Long	12/2007	342	(324)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,849	280
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,346	451
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	197

				$1,854

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	EUR	4,900	$123
Deutsche Bank AG	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		3,000	(118)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		6,975	169
Lehman Brothers, Inc.	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		26,000	(968)
Morgan Stanley	Dow Jones iTraxx Europe 4 Index	Sell	0.350%		12/20/2010		43,600	163
Morgan Stanley	Dow Jones iTraxx Europe 5 Index	Sell	0.400%		06/20/2011		2,500	0
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	18
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	17
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	(43)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		1,800	6
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		4,500	(264)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	10
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	(4)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	185
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		3,900	15
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	(112)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	79
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(62)
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	139
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	111
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	93
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,000	39
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,000	41
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	(100)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.550%		09/20/2012		4,700	566
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	(72)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		30,000	(234)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012		9,000	(83)
Citibank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012		4,000	302
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011		1,000	102
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012		3,700	(13)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,000	(83)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012		5,650	148
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%		09/20/2012		1,000	13
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		1,000	(16)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011		7,200	331
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		17,000	(108)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012		3,000	(16)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012		5,460	(62)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017		5,000	71
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017		5,000	82
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017		4,500	173
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010		15,000	2
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		6,500	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012		9,000	705
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012		4,200	576
Goldman Sachs & Co.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012		43,500	(23)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013		810	94
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013		350	40
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013		200	21
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013		210	17

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	$3,300	$160
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	438
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	5,000	(24)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	200	25
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	13
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	1,500	(34)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	186
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	137
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	54
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(57)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	(18)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	(31)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	(23)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	42
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	47
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	(12)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	3,000	(15)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	41,810	(1,405)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	149,600	(1,240)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	75,600	(64)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	20
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	89
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	10,000	458
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	1,000	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	83
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	13,000	(424)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	4,000	(22)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	8,000	1,096
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	4,500	391
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	14
Morgan Stanley	Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus 0.100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	15,000	9
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	46
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	(55)
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	(5)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,700	60
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	5,400	(34)
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	6,500	(4)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	4,000	(33)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	4,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	42
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	15
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	300	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	26
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	(56)
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	(54)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	19
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	4
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2

							$2,875

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	$ 19,000	$(2,104)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	9,500	(2,184)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	4,900	(764)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	9,000	(2,079)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	18,500	(4,267)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	9,500	(2,188)

							$(13,586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

62	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	41,000	$(234)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,800	(51)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	500	3
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		7,500	35
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	(138)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		4,100	1
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(2,438)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	(144)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	(22)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	(22)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	(69)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		14,800	(126)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,000	(13)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	(18)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	(19)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		3,300,000	94
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	142
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	139
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	828
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		34,000	(56)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	52
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	157
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	96,600	(916)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	12
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		113,000	4,148
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		172,000	1,179

							$2,781

(l)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put-CBOT U.S. Treasury 10-Year Note December Futures	$98.000	11/20/2007	127	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,070,000	$5,751	$8,477
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,380,000	8,177	10,894
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	941,000	4,901	8,306

							$18,829	$27,677

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$462	$504
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	461	507

					$923	$1,011

(m)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,609	$433	$603
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,609	467	352

				$900	$955

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$460,000	$5,405	$6,454
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	600,000	7,275	7,750
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	409,000	4,706	6,591

							$17,386	$20,795

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	$22,700	$36	$25
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	22,700	36	50
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	55,500	205	55
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	55,500	305	340

							$582	$470

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$9,900	$9,998	0.36%

(o)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,525	$9,327	$9,330
Fannie Mae	6.000%	10/01/2037	102,000	102,250	102,143

				$111,577	$111,473

(p)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	336	10/2007	$16	$0	$16
Sell		3,160	10/2007	0	(45)	(45)
Buy	BRL	8,261	10/2007	344	0	344
Sell		8,261	10/2007	0	(283)	(283)
Buy		38,983	03/2008	2,263	0	2,263
Sell		141,646	03/2008	0	(2,554)	(2,554)
Buy		8,261	07/2008	248	0	248
Sell	CAD	7,422	11/2007	0	(144)	(144)
Buy	CLP	113,763	11/2007	15	0	15
Buy		2,433,405	03/2008	146	0	146
Buy	CNY	1,552	12/2007	1	0	1
Buy		326,733	01/2008	43	(7)	36
Buy		72,587	07/2008	84	0	84
Buy	COP	10,333,635	03/2008	328	0	328
Buy	CZK	8,181	03/2008	28	0	28
Sell	EUR	122,406	10/2007	0	(8,283)	(8,283)
Sell	GBP	11,803	11/2007	0	(407)	(407)
Buy	HKD	312	11/2007	0	0	0
Buy	HUF	3,598,810	11/2007	1,567	0	1,567
Sell		3,598,810	11/2007	0	(588)	(588)
Buy	IDR	3,953,037	10/2007	0	0	0
Sell		3,953,037	10/2007	0	(16)	(16)
Buy		3,984,037	05/2008	17	0	17
Buy	ILS	888	12/2007	10	0	10
Buy	INR	15,732	10/2007	12	0	12

64	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	15,732	10/2007	$0	$(16)	$(16)
Buy		1,077,808	11/2007	269	0	269
Sell		243,287	11/2007	6	0	6
Buy		24,380	05/2008	21	0	21
Sell	JPY	588,547	10/2007	0	(262)	(262)
Buy	KRW	12,976,065	11/2007	196	0	196
Buy		2,779,520	05/2008	72	0	72
Buy		1,591,683	08/2008	29	0	29
Buy	MXN	294,271	03/2008	369	(6)	363
Buy		199,134	07/2008	77	0	77
Buy	MYR	1,673	10/2007	4	0	4
Sell		1,673	10/2007	0	(5)	(5)
Buy		1,673	08/2008	3	0	3
Buy	NOK	1,142	12/2007	15	0	15
Buy	PLN	32,919	03/2008	743	0	743
Buy		25,078	07/2008	341	0	341
Buy	RUB	22,916	11/2007	56	0	56
Buy		462,905	12/2007	612	0	612
Buy		254,706	01/2008	384	0	384
Buy		274,870	07/2008	125	0	125
Sell		137,435	07/2008	0	(94)	(94)
Buy	SGD	3,500	10/2007	48	0	48
Sell		3,185	10/2007	0	(44)	(44)
Buy		8,375	11/2007	83	0	83
Buy		5,048	02/2008	41	0	41
Buy		3,544	05/2008	50	0	50
Buy	SKK	10,522	03/2008	19	0	19
Buy	TRY	824	03/2008	93	0	93
Sell	ZAR	28,346	07/2008	0	(163)	(163)

				$8,778	$(12,917)	$(4,139)

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Extended Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.5%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10

American Express Centurion Bank
5.819% due 05/07/2008	30	30

American Express Credit Corp.
5.780% due 03/02/2009	10	10

Citigroup, Inc.
5.240% due 12/26/2008	10	10

General Electric Capital Corp.
5.460% due 10/21/2010	10	10
5.628% due 08/15/2011	10	10

Georgia-Pacific Corp.
7.750% due 11/15/2029	30	29

Goldman Sachs Group, Inc.
5.540% due 02/06/2012	20	19
6.750% due 10/01/2037 (a)	200	201

International Business Machines Corp.
5.700% due 09/14/2017	100	101

ONEOK Partners LP
6.850% due 10/15/2037	200	202

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $657)		662

MUNICIPAL BONDS 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	5

Total Municipal Bonds (Cost $4)		5

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
0.000% due 01/15/2027 - 05/15/2030	13,032	4,611
4.000% due 02/25/2019	100	91
5.000% due 08/25/2033	37	30
5.500% due 04/25/2033 - 08/25/2035	80	74
6.000% due 12/25/2034	118	114

Federal Farm Credit Bank
5.750% due 12/07/2028	80	85

Federal Home Loan Bank
3.500% due 11/15/2007	15	15
4.000% due 05/15/2009	10	10

Freddie Mac
5.000% due 07/15/2033 - 10/15/2033	104	91
5.500% due 02/15/2024	36	34
6.000% due 06/15/2035	191	183
6.152% due 01/15/2033	3	3
8.250% due 06/01/2016	30	36

Total U.S. Government Agencies (Cost $5,344)		5,377

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 77.4%
U.S. Treasury Bonds
4.750% due 08/15/2017	$1,200	$1,217
5.000% due 05/15/2037	900	923

U.S. Treasury Strips
0.000% due 02/15/2019	17,100	9,872
0.000% due 08/15/2019	70	39
0.000% due 02/15/2026	18,200	7,346
0.000% due 08/15/2026	800	314
0.000% due 11/15/2026	4,100	1,590
0.000% due 02/15/2027	1,000	385
0.000% due 08/15/2027	1,000	376
0.000% due 11/15/2027	1,000	372
0.000% due 08/15/2029	400	138
0.000% due 02/15/2036	24,000	6,179
0.000% due 05/15/2037	18,900	4,571

Total U.S. Treasury Obligations (Cost $33,163)		33,322

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	51	50

CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	8	8

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	7	7

JPMorgan Chase Commercial Mortgage
Securities Corp.
5.937% due 02/12/2049	20	20

Washington Mutual, Inc.
5.713% due 01/25/2047	9	9
5.777% due 10/25/2046	26	26

Total Mortgage-Backed Securities (Cost $119)		120

ASSET-BACKED SECURITIES 0.2%
Argent Securities, Inc.
5.181% due 10/25/2036	18	18

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	15	15
5.181% due 12/25/2036	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.706% due 07/25/2036	21	21

Chase Credit Card Master Trust
5.862% due 10/15/2010	20	20

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	20	20

SLM Student Loan Trust
5.330% due 07/25/2013	7	7

Total Asset-Backed Securities (Cost $108)		108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 0.2%
Abbey National Treasury Services PLC
5.670% due 07/02/2008	$10	$10

Barclays Bank PLC
5.281% due 03/17/2008	20	20

Fortis Bank NY
5.300% due 09/30/2008	10	10

Nordea Bank Finland PLC
5.308% due 04/09/2009	10	10

Societe Generale NY
5.270% due 03/26/2008	20	20

		70

COMMERCIAL PAPER 13.0%
Barclays U.S. Funding Corp.
5.100% due 01/25/2008	900	885

Freddie Mac
4.000% due 10/01/2007	1,700	1,700

Intesa Funding LLC
5.180% due 10/01/2007	1,000	1,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007	1,000	1,000

UBS Finance Delaware LLC
4.750% due 10/01/2007	1,000	1,000

		5,585

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.400% due 10/01/2007	129	129

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $135. Repurchase proceeds are $129.)

U.S. TREASURY BILLS 0.7%
4.166% due 11/29/2007 - 12/13/2007 (b)(c)	325	323

Total Short-Term Instruments (Cost $6,107)		6,107

PURCHASED OPTIONS (e) 0.0%
(Cost $2)		0

Total Investments 106.1% (Cost $45,504)		$45,701

Written Options (f) (0.0%) (Premiums $6)		(4)

Other Assets and Liabilities (Net) (6.1%)		(2,626)

Net Assets 100.0%		$43,071

66	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $323 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	5	$5
90-Day Eurodollar December Futures	Long	12/2008	100	70
90-Day Eurodollar March Futures	Long	03/2008	18	31
U.S. Treasury 5-Year Note December Futures	Short	12/2007	10	(7)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	132	59

				$158

(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/20/2037	$300	$(1)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/19/2037	5,300	34

						$33

(e)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/20/2007	4	$0	$0
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1	1	0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$0

(f)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	10	$6	$4

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$175	$172
U.S. Treasury Bonds	4.750%	08/15/2017	1,000	1,008	1,021
U.S. Treasury Bonds	4.750%	02/15/2037	200	202	199
U.S. Treasury Bonds	5.000%	05/15/2037	800	814	837

				$2,199	$2,229

(1) Market value includes $27 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments Extended Duration Fund (Cont.)	(Unaudited) September 30, 2007

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	198	11/2007	$7	$0	$7
Buy	BRL	149	11/2007	1	0	1
Buy		418	03/2008	10	0	10
Buy	CNY	246	12/2007	0	0	0
Sell		124	12/2007	0	0	0
Buy	EUR	53	10/2007	4	0	4
Sell	GBP	168	11/2007	0	(8)	(8)
Buy	JPY	27,684	10/2007	4	0	4
Sell		8,900	10/2007	0	(1)	(1)
Buy	KRW	73,504	11/2007	0	0	0
Buy		233,309	05/2008	4	0	4
Buy	MXN	1,932	03/2008	3	0	3
Buy		877	07/2008	0	0	0
Buy	PLN	214	01/2008	1	0	1
Buy		578	07/2008	6	0	6
Buy	RUB	2,012	12/2007	0	0	0
Buy		5,381	01/2008	3	0	3
Buy	SGD	438	10/2007	5	0	5
Sell		24	10/2007	0	0	0
Buy		24	05/2008	0	0	0

				$48	$(9)	$39

68	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%
AES Corp.
7.000% due 04/30/2008	$1,000	$993
7.180% due 04/30/2010	12,500	12,426
7.250% due 08/10/2011	1,000	993
10.540% due 04/30/2010	2,500	2,488

Allied Waste North America, Inc.
5.121% due 03/28/2014	976	965
6.650% due 03/28/2014	874	864
6.880% due 03/28/2014	469	464
7.110% due 03/28/2014	349	346
7.140% due 03/28/2014	58	58

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

ARAMARK Corp.
7.198% due 01/26/2014	2,442	2,403
7.485% due 01/26/2014	165	162

Biomet, Inc.
7.000% due 03/08/2008	7,500	7,406
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Celanese Corp.
6.979% due 04/02/2014	4,987	4,897

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	857	845
7.541% due 01/20/2011	66	65

Community Health Systems, Inc.
4.000% due 07/02/2014	93	91
7.760% due 07/02/2014	1,407	1,385

Cooper-Standard Automotive, Inc.
7.750% due 12/31/2011	1,995	1,957

Covanta Energy Corp.
5.129% due 02/07/2014	1,649	1,602
6.875% due 02/07/2014	2,311	2,245
7.062% due 02/07/2014	1,031	1,001

CSC Holdings, Inc.
6.875% due 02/24/2013	3,975	3,927

DaVita, Inc.
6.680% due 10/05/2012	197	194
6.700% due 10/05/2012	356	351
6.860% due 10/05/2012	996	980
7.000% due 10/05/2012	91	89
7.010% due 10/05/2012	176	173

Dex Media West LLC
7.010% due 09/09/2010	1,732	1,718
7.210% due 09/09/2010	431	428
7.220% due 09/09/2010	611	606

Dobson Communications Corp.
7.240% due 03/14/2014	4,987	4,931

El Paso Corp.
5.273% due 06/15/2009	2,000	1,960

Energy Transfer Equity LP
7.106% due 11/01/2012	5,000	4,931

FCI Connectors
7.105% due 03/09/2013	13	13
7.130% due 03/09/2013	2,472	2,369

Ford Motor Co.
8.700% due 12/15/2013	6,925	6,733

Freescale Semiconductor, Inc.
7.330% due 12/01/2013	2,977	2,853

Fresenius Medical Care Capital Trust
6.972% due 03/22/2013	147	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
6.948% due 12/20/2012	$480	$471
7.264% due 12/20/2012	570	559
7.474% due 12/20/2012	4,845	4,755

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	4,000	3,885

Hanesbrands, Inc.
6.879% due 10/15/2013	258	255
7.110% due 10/15/2013	1,446	1,429

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	3,000	2,915

HCA, Inc.
7.198% due 11/16/2012	980	953
7.448% due 11/16/2013	5,950	5,846

Headwaters, Inc.
7.360% due 04/30/2011	734	721

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

HealthSouth Corp.
7.630% due 02/02/2013	16	15
7.850% due 02/02/2013	1,956	1,906

Hercules, Inc.
7.252% due 10/08/2010	403	396

Hertz Corp.
5.238% due 12/21/2012	1	1
7.550% due 12/21/2012	100	98
7.560% due 12/21/2012	1	1

Idearc, Inc.
7.200% due 11/17/2014	6,960	6,864

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,171
8.080% due 10/07/2014	2,227	2,179

Jarden Corp.
6.948% due 01/24/2012	3,285	3,200

Kinder Morgan, Inc.
7.070% due 05/24/2014	4,410	4,333
7.240% due 05/24/2014	115	113

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	4,830	4,805

Mediacom Communications Corp.
6.880% due 02/28/2014	1,990	1,925

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	5,925	5,685

Nalco Co.
6.950% due 11/04/2010	286	284
7.120% due 11/01/2010	416	414
7.570% due 11/01/2010	529	526

Nortek, Inc.
7.610% due 08/27/2011	1,950	1,882

NRG Energy, Inc.
6.848% due 02/01/2013	876	862

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,938

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

PanAmSat Corp.
7.124% due 07/03/2012	772	763
7.124% due 01/03/2014	1,635	1,618

Penn National Gaming, Inc.
6.950% due 05/26/2012	38	37
7.110% due 05/26/2012	2,910	2,893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reliant Energy, Inc.
4.998% due 06/12/2014	$1,600	$1,546
4.998% due 06/13/2014	400	387

Renal Advantage, Inc.
8.098% due 10/06/2012	3,960	3,831
9.750% due 10/06/2012	10	10

Rental Service Corp.
6.950% due 11/21/2013	130	127
7.110% due 11/21/2013	3,840	3,763

RH Donnelley, Inc.
6.710% due 06/30/2011	195	193
6.860% due 09/09/2010	383	380
6.860% due 06/30/2011	845	836
7.010% due 06/30/2011	278	274
7.050% due 06/30/2011	113	112
7.070% due 09/09/2010	265	264
7.200% due 06/30/2011	462	458
7.220% due 06/30/2011	355	351

Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	3,910	3,876
8.560% due 10/27/2011	10	10

Sandridge Energy, Inc.
8.985% due 04/01/2014	4,775	4,751

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	1,960
13.375% due 08/01/2008	500	490

Simmons Bedding Co.
6.938% due 12/19/2011	18	17
7.125% due 12/19/2011	36	35
7.375% due 12/19/2011	336	326
7.438% due 12/19/2011	471	457

SLM Corp.
6.000% due 06/30/2008	3,000	2,990

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	87
7.125% due 11/01/2011	105	104
7.188% due 11/01/2010	48	47
7.625% due 11/01/2011	215	213
7.688% due 11/01/2011	168	167

Telesat Canada, Inc.
2.500% due 02/14/2008	10,000	9,994

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.448% due 08/23/2013	2,669	2,610

Tribune Co.
8.244% due 05/30/2014	3,750	3,422

VNU/Nielson Finance LLC
7.360% due 08/09/2013	1,975	1,923

Warner Chilcott Corp.
7.198% due 01/18/2012	1,075	1,051
7.340% due 01/18/2012	36	36
7.360% due 01/18/2012	290	284

Wimar Landco LLC
7.448% due 07/03/2008	5,000	4,929

WMG Acquisition Corp.
7.360% due 02/28/2011	500	489
7.499% due 02/28/2011	505	494
7.541% due 02/28/2011	936	916

Xerium Technologies, Inc.
7.948% due 05/18/2012	1,346	1,281

Total Bank Loan Obligations (Cost $231,737)		226,919

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 27.0%
American Express Bank FSB
5.196% due 06/22/2009	$2,400	$2,391
5.826% due 06/12/2009	16,500	16,434

American Express Centurion Bank
5.196% due 09/22/2009	2,500	2,486
5.819% due 05/07/2008	3,500	3,495
5.912% due 12/17/2009	3,035	3,023

American Express Credit Corp.
5.562% due 05/19/2009	4,950	4,933

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,398
5.784% due 03/09/2009	2,000	2,001

American International Group, Inc.
5.210% due 06/23/2008	6,400	6,402
5.470% due 10/18/2011	12,800	12,816

ANZ National International Ltd.
5.396% due 08/07/2009	2,500	2,492

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	499

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,568

Banco Santander Chile
6.074% due 12/09/2009	5,500	5,508

Bank of America Corp.
5.208% due 09/25/2009	11,000	10,967
5.370% due 11/06/2009	3,300	3,287
5.608% due 06/19/2009	2,500	2,491

Bank of America N.A.
5.646% due 12/18/2008	12,900	12,892
5.704% due 06/12/2009	17,600	17,555
5.974% due 06/15/2016	12,000	11,823

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	24,300	24,071
5.588% due 01/31/2011	7,500	7,290
5.994% due 09/09/2009	1,680	1,654
6.950% due 08/10/2012	10,000	10,437

BHP Billiton Finance Ltd.
5.230% due 03/27/2009	2,500	2,502

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	496

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,233

Calabash Re II Ltd.
16.594% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.550% due 08/11/2009	6,900	6,869
5.570% due 05/18/2009	5,000	4,983
5.794% due 03/10/2009	7,000	6,983

CIT Group, Inc.
5.510% due 01/30/2009	24,850	23,977
5.668% due 12/19/2007	5,100	5,073
5.708% due 08/15/2008	2,000	1,970

Citigroup, Inc.
5.228% due 12/28/2009	10,000	9,966

Colvis Finance
8.000% due 02/02/2009	10,700	10,604

Credit Agricole S.A.
5.505% due 05/28/2009	5,000	5,005
5.555% due 05/28/2010	28,000	28,039

Credit Suisse First Boston
5.610% due 04/12/2013	20,000	19,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.750% due 05/16/2017	$11,000	$11,025

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,804

East Lane Re Ltd.
12.356% due 05/06/2011	2,000	2,010

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,342

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,108
4.250% due 11/27/2007	9,042	9,026
5.711% due 06/01/2009	25,000	25,040
5.770% due 11/16/2010	7,500	7,524

Ford Motor Credit Co.
4.950% due 01/15/2008	2,000	1,987
5.800% due 01/12/2009	5,200	5,024
6.930% due 01/15/2010	2,500	2,354
7.250% due 10/25/2011	9,400	8,816
7.375% due 10/28/2009	5,000	4,905
7.375% due 02/01/2011	8,865	8,501
7.875% due 06/15/2010	5,500	5,380
8.000% due 12/15/2016	10	9
8.110% due 01/13/2012	5,000	4,729
8.359% due 11/02/2007	5,000	5,004

Foundation Re II Ltd.
12.270% due 11/26/2010	3,700	3,798

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,086

General Electric Capital Corp.
5.390% due 10/26/2009	4,700	4,678
5.460% due 04/30/2009	1,500	1,498
5.530% due 07/27/2012	34,800	34,291
5.661% due 03/04/2008	2,500	2,499
5.680% due 11/21/2011	4,500	4,461
5.734% due 03/16/2009	3,000	2,996
5.794% due 06/15/2009	2,000	1,996
5.954% due 09/15/2014	450	446

General Motors Acceptance Corp.
6.360% due 09/23/2008	1,600	1,577

Genworth Global Funding Trusts
5.754% due 02/10/2009	2,400	2,396

GMAC LLC
6.808% due 05/15/2009	1,000	964

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	8,500	8,475
5.300% due 12/22/2008	13,700	13,662
5.300% due 06/23/2009	4,700	4,686
5.460% due 07/29/2008	6,300	6,292
5.470% due 11/10/2008	4,000	3,993
5.610% due 11/16/2009	9,000	8,984
5.690% due 07/23/2009	4,135	4,137
5.760% due 10/07/2011	2,000	1,976
5.821% due 03/02/2010	2,500	2,489

HBOS Treasury Services PLC
5.752% due 07/17/2008	2,000	1,999
5.784% due 12/08/2010	35,000	34,867

HCP, Inc.
6.000% due 01/30/2017	5,000	4,783

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,210
10.058% due 11/15/2014	3,000	3,105

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,216

HSBC Finance Corp.
5.420% due 10/21/2009	6,400	6,365
5.500% due 05/21/2008	6,300	6,298
5.630% due 05/10/2010	10,000	9,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.784% due 03/12/2010	$4,900	$4,866
5.809% due 12/05/2008	4,000	3,995
5.810% due 11/16/2009	7,000	7,041
5.824% due 09/15/2008	8,380	8,377
6.538% due 11/13/2007	3,200	3,206

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,431

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,122

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,777
6.875% due 11/04/2011	900	920

International Lease Finance Corp.
5.690% due 07/11/2011	25,000	24,751
5.719% due 05/24/2010	10,000	9,917
5.760% due 01/15/2010	4,500	4,489

John Deere Capital Corp.
5.382% due 09/25/2008	19,300	19,301
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	10,000	9,993
5.585% due 02/22/2012	10,000	9,854

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,000	1,978
5.260% due 12/23/2008	11,600	11,474
5.450% due 10/22/2008	6,700	6,654
5.450% due 01/23/2009	4,400	4,338
5.600% due 08/21/2009	15,000	14,647
5.630% due 11/16/2009	7,000	6,834

Longpoint Re Ltd.
10.944% due 05/08/2010	3,100	3,178

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,250	2,261
10.375% due 10/15/2017 (c)	2,250	2,185
11.625% due 10/15/2017	3,000	2,925

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)	15,800	15,798

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	4,900	4,885
5.400% due 10/23/2008	4,300	4,288
5.450% due 01/30/2009	4,900	4,880
5.665% due 08/14/2009	12,000	11,923
6.050% due 08/15/2012	11,000	11,290

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,650	2,630

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,500	1,508

Morgan Stanley
5.189% due 11/21/2008	5,500	5,474
5.410% due 05/07/2009	7,500	7,443
5.470% due 02/09/2009	4,500	4,475
5.485% due 01/18/2008	2,000	1,998
5.600% due 01/22/2009	10,500	10,478
5.610% due 01/18/2011	5,000	4,938
5.640% due 01/15/2010	3,500	3,471

Mystic Re Ltd.
11.841% due 12/05/2008	2,500	2,535
14.541% due 12/05/2008	1,900	1,936
15.541% due 06/07/2011	2,000	2,078

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.585% due 08/19/2009	5,000	5,003
5.765% due 09/11/2009	10,400	10,426
5.794% due 06/15/2011	10,000	10,028

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,027

70	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
9.690% due 08/15/2009	$520	$541

Petroleum Export Ltd.
4.623% due 06/15/2010	4,278	4,222
5.265% due 06/15/2011	5,188	5,182

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,487	2,502

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,467

Redwood Capital IX Ltd.
12.110% due 01/09/2008	4,100	4,121

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008	3,700	3,638

Residential Reinsurance 2007 Ltd.
11.621% due 06/07/2010	3,500	3,577
12.871% due 06/07/2010	9,900	10,141

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,285

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	14,000	14,282

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,100	1,099
5.729% due 11/20/2009	7,000	6,976

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,518

SLM Corp.
5.440% due 01/25/2008	9,000	8,980
5.500% due 07/27/2009	21,250	20,435
5.560% due 01/26/2009	5,700	5,548
5.570% due 07/25/2008	500	493

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	747

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,615

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	19,834

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.106% due 05/01/2010	3,200	3,248

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,053
8.750% due 05/01/2009	5,758	5,974

Vita Capital III Ltd.
6.460% due 01/01/2011	9,300	9,261

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	28,900	28,712

Wachovia Bank N.A.
5.250% due 03/23/2009	22,500	22,474

Wachovia Corp.
5.410% due 10/28/2008	2,000	1,999
5.490% due 10/15/2011	8,700	8,608
5.814% due 03/15/2011	5,000	4,965

Wells Fargo & Co.
5.794% due 09/15/2009	10,000	9,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Capital X
5.950% due 12/15/2036	$1,700	$1,565

Westpac Banking Corp.
5.758% due 06/06/2008	7,800	7,794

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002
5.746% due 03/02/2009	5,800	5,820

		1,198,164

INDUSTRIALS 11.0%
Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	2,800	2,688
9.194% due 06/15/2011	2,350	1,845

ARAMARK Corp.
8.500% due 02/01/2015	1,600	1,640
8.856% due 02/01/2015	3,000	3,045

AstraZeneca PLC
6.004% due 09/11/2009	9,850	9,860

Berry Plastics Holding Corp.
9.569% due 09/15/2014	2,500	2,538

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,000

Bowater, Inc.
8.694% due 03/15/2010	2,500	2,125
9.000% due 08/01/2009	3,000	2,835

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,001

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,287

C8 Capital SPV Ltd.
6.640% due 12/29/2049	9,700	9,461

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,831

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	4,500	4,607

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,935

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,168

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	5,981

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	736

Cox Communications, Inc.
6.253% due 12/14/2007	6,000	6,006

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,457
7.875% due 12/15/2007	351	352

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	8,680

CVS Caremark Corp.
5.921% due 06/01/2010	3,800	3,790

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	4,400	4,365
6.133% due 03/13/2009	4,300	4,284

Delta Air Lines, Inc.
7.379% due 05/18/2010	13,714	13,857

Dex Media East LLC
9.875% due 11/15/2009	5,150	5,292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dex Media West LLC
9.875% due 08/15/2013	$2,600	$2,779

Diageo Finance BV
5.318% due 03/30/2009	2,500	2,505

Dura Operating Corp.
8.625% due 04/15/2012 (a)	500	239

Dynegy Holdings, Inc.
7.500% due 06/01/2015	2,075	2,013

EchoStar DBS Corp.
6.375% due 10/01/2011	7,100	7,153

El Paso Corp.
6.500% due 06/01/2008	5,065	5,088
7.750% due 06/15/2010	650	675

Enterprise Products Operating LP
4.000% due 10/15/2007	250	250

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,388
10.125% due 09/01/2008	4,008	4,158

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,165

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,552
9.125% due 12/15/2014 (c)	2,400	2,232
9.569% due 12/15/2014	15,000	14,212

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,557

Goodyear Tire & Rubber Co.
9.135% due 12/01/2009	3,000	3,038

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,624

Hanesbrands, Inc.
8.784% due 12/15/2014	7,000	7,000

HCA, Inc.
8.750% due 09/01/2010	5,000	5,075
9.000% due 12/15/2014	540	528
9.250% due 11/15/2016	360	383

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,412

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,032

HJ Heinz Co.
6.428% due 12/01/2008	900	914

Home Depot, Inc.
5.819% due 12/16/2009	2,500	2,469

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	5,000	4,900

JetBlue Airways Corp.
8.658% due 05/15/2010	2,130	2,109
9.944% due 03/15/2008	1,865	1,871

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	11,866

Kohl’s Corp.
6.250% due 12/15/2017	5,000	5,004

Kraft Foods, Inc.
6.000% due 08/11/2010	5,000	5,006

L-3 Communications Corp.
7.625% due 06/15/2012	4,625	4,752

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Limited Brands, Inc.
6.900% due 07/15/2017	$5,000	$5,033

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,130

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,585

MGM Mirage
8.375% due 02/01/2011	2,500	2,619

Nalco Co.
7.750% due 11/15/2011	4,805	4,925
8.875% due 11/15/2013	4,030	4,252

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,500

Nortel Networks Ltd.
9.610% due 07/15/2011	19,400	19,497

Northwest Airlines, Inc.
7.626% due 10/01/2011	4,800	4,695

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	9,102	9,523

Pemex Project Funding Master Trust
6.180% due 12/03/2012	1,200	1,200
6.994% due 06/15/2010	22,000	22,393
7.160% due 10/15/2009	3,600	3,686
8.500% due 02/15/2008	10,260	10,375

Qwest Communications International, Inc.
9.058% due 02/15/2009	5,233	5,311

Reynolds American, Inc.
6.394% due 06/15/2011	9,600	9,608
6.500% due 07/15/2010	10,000	10,312

Roseton
7.270% due 11/08/2010	1,500	1,507

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	21,300	23,312

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	8,200	8,266

Sanmina-SCI Corp.
8.444% due 06/15/2010	4,525	4,502

Seminole Hard Rock Entertainment, Inc.
8.194% due 03/15/2014	2,000	1,962

Service Corp. International
6.500% due 03/15/2008	825	827

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	3,200	3,202

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,509
6.700% due 10/01/2007	1,700	1,700

Spansion, Inc.
8.746% due 06/01/2013	900	862

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	4,977

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	891

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,035
6.640% due 04/15/2008	1,000	992

Transocean, Inc.
5.869% due 09/05/2008	3,300	3,295

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
United Airlines, Inc.
6.071% due 03/01/2013	$635	$639
6.201% due 03/01/2010	1,420	1,417

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,947

Verso Paper Holdings LLC
9.106% due 08/01/2014	6,000	6,060

Walt Disney Co.
5.824% due 09/10/2009	8,500	8,473

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,472

Xerox Corp.
6.396% due 12/18/2009	3,000	3,016

Yum! Brands, Inc.
8.875% due 04/15/2011	2,500	2,791

		488,823

UTILITIES 6.2%
AES Corp.
8.750% due 05/15/2013	15,740	16,547

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,909

America Movil SAB de C.V.
5.300% due 06/27/2008	35,075	35,085
5.500% due 03/01/2014	875	867
5.750% due 01/15/2015	850	850

AT&T Corp.
7.300% due 11/15/2011	473	509

AT&T, Inc.
5.648% due 05/15/2008	6,000	6,001

BellSouth Corp.
4.240% due 04/26/2021	13,500	13,423

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	6,082

CMS Energy Corp.
6.310% due 01/15/2013	13,400	12,998
9.875% due 10/15/2007	4,785	4,797

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,500	3,488

Dominion Resources, Inc.
5.687% due 05/15/2008	2,400	2,401
5.755% due 11/14/2008	2,000	2,001

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	4,100	4,351

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,923
5.980% due 12/01/2009	7,400	7,342
6.474% due 12/08/2008	3,000	3,012

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,587

Florida Power Corp.
5.975% due 11/14/2008	14,205	14,223

Homer City Funding LLC
8.734% due 10/01/2026	4,095	4,586

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,123
8.625% due 11/14/2011	1,100	1,169

Korea Electric Power Corp.
6.338% due 12/20/2007	500	501

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,126

Midwest Generation LLC
8.300% due 07/02/2009	3,124	3,179

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	$6,500	$6,541

NiSource Finance Corp.
6.064% due 11/23/2009	3,500	3,474

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,400

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,668

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,173
8.625% due 02/15/2008	8,824	8,914
10.000% due 10/01/2009	3,000	3,223

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,553
7.000% due 08/03/2009	10,000	10,100

Qwest Corp.
5.625% due 11/15/2008	7,000	7,026
7.500% due 06/15/2023	1,500	1,485
8.875% due 03/15/2012	2,000	2,192
8.944% due 06/15/2013	1,500	1,609

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	776	769

Rural Cellular Corp.
9.875% due 02/01/2010	13,613	14,294

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,770

Southern California Edison Co.
5.778% due 12/13/2007	3,000	3,002
7.625% due 01/15/2010	2,500	2,628

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	15,000	14,941
5.500% due 01/27/2015	850	837

TXU Electric Delivery Co.
6.069% due 09/16/2008	4,000	3,960

TXU Energy Co. LLC
6.194% due 09/16/2008	4,000	4,007

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

		275,828

Total Corporate Bonds & Notes (Cost $1,971,035)		1,962,815

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.246% due 02/01/2035	630	635
5.000% due 07/25/2019	1,680	1,677
5.191% due 07/25/2037	4,699	4,645
5.271% due 04/25/2035	91	91
5.500% due 07/01/2033 - 09/01/2037	112,000	109,725
6.205% due 06/01/2043	2,982	2,991

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	2,260	2,244
4.500% due 07/15/2018	2,509	2,470
5.000% due 06/15/2016 - 09/15/2024	3,690	3,685
5.500% due 03/15/2017	5,689	5,757
6.205% due 10/25/2044	6,750	6,731

Ginnie Mae
5.500% due 02/15/2036 - 06/15/2037	3,196	3,152
6.052% due 12/16/2026	277	278

Total U.S. Government Agencies (Cost $142,789)		144,081

72	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	$24,640	$24,468

Total U.S. Treasury Obligations (Cost $24,426)		24,468

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	17,623	17,531

American Home Mortgage Investment Trust
5.281% due 09/25/2035	359	359

Arkle Master Issuer PLC
5.732% due 11/19/2007	3,200	3,199

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	1,800	1,800

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,475	1,483

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,506	16,309

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	3,031	3,004
5.507% due 09/25/2035	7,099	7,092

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	704	697

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	8,106	8,074
5.700% due 01/25/2037	15,055	14,951
5.793% due 12/26/2046	2,554	2,543

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,602	4,491

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,533	2,469
4.248% due 08/25/2035	15,185	14,833
4.677% due 08/25/2035	2,012	1,993

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	1,625	1,625

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	539	538
5.291% due 02/25/2047	1,674	1,637
5.311% due 05/25/2047	4,578	4,430
5.676% due 02/20/2047	1,633	1,594
5.983% due 02/25/2036	1,067	1,036

Countrywide Home Loan Mortgage Pass-Through Trust
4.721% due 02/25/2034	3,759	3,694
4.853% due 04/20/2035	6,767	6,709
5.361% due 05/25/2035	397	387

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	3,021	2,997
4.666% due 03/15/2036	12,000	11,774
5.953% due 03/25/2032	71	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,684	1,682
5.211% due 02/25/2037	2,201	2,199
5.211% due 03/25/2037	2,590	2,587

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,057	1,049

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,383

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	4,669	4,639

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,043	2,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.898% due 06/06/2020	$393	$393

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	2,598	2,533
5.592% due 01/19/2038	1,355	1,349
5.692% due 01/19/2038	28,258	27,606
5.742% due 03/19/2037	7,579	7,452

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	2,274	2,271

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	2,584	2,570
5.231% due 01/25/2037	1,132	1,130

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1,492	1,489

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	2,600	2,599

MASTR Adjustable Rate Mortgages Trust
5.241% due 05/25/2047	1,096	1,093

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	5,538	5,494

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,583

Morgan Stanley Capital I
5.812% due 10/15/2020	9,915	9,871

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,723	1,724

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	483	470
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,693	1,689

Sequoia Mortgage Trust
5.846% due 07/20/2033	632	626

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,746	1,738

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,679	1,668
5.261% due 03/25/2037	2,220	2,212
5.351% due 05/25/2036	4,244	4,151
5.832% due 10/19/2034	696	696
5.852% due 03/19/2034	116	115

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,673	2,641
5.322% due 10/25/2035	879	871

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	715	714
5.241% due 01/25/2037	3,981	3,967

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	11,179	11,056
5.241% due 11/25/2046	9,969	9,850
5.251% due 10/25/2046	2,557	2,520

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	26,425	26,329

Washington Mutual, Inc.
4.208% due 06/25/2033	1,438	1,425
4.229% due 03/25/2034	806	801
5.441% due 01/25/2045	286	281
5.713% due 01/25/2047	1,803	1,783
5.793% due 12/25/2046	979	963
5.983% due 02/25/2046	3,254	3,161
6.183% due 11/25/2042	774	777

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,358	1,346

Total Mortgage-Backed Securities (Cost $328,809)		328,374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	$2,330	$2,315

ACE Securities Corp.
5.211% due 02/25/2036	180	180
5.221% due 06/25/2037	2,565	2,554

Argent Securities, Inc.
5.171% due 06/25/2036	448	447
5.181% due 09/25/2036	545	542
5.181% due 10/25/2036	2,132	2,116
5.201% due 04/25/2036	410	410

Asset-Backed Funding Certificates
5.171% due 09/25/2036	747	744
5.191% due 10/25/2036	428	426
5.481% due 06/25/2034	3,293	3,218

Asset-Backed Securities Corp. Home Equity
5.181% due 12/25/2036	2,434	2,418
5.211% due 05/25/2037	1,792	1,777
7.402% due 03/15/2032	2,308	2,302

Atrium CDO Corp.
5.790% due 06/27/2015	2,500	2,482

Bear Stearns Asset-Backed Securities, Inc.
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	105	105
5.211% due 10/25/2036	1,512	1,505
6.502% due 10/25/2037	7,400	7,375

Carrington Mortgage Loan Trust
5.181% due 10/25/2036	2,587	2,573
5.181% due 01/25/2037	1,882	1,868
5.196% due 07/25/2036	374	373
5.381% due 06/25/2035	7,481	7,437
5.825% due 10/25/2035	2,198	2,164

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	3,000	3,008

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,378	4,367
5.241% due 08/25/2036	2,000	1,975
5.241% due 03/25/2037	1,809	1,795
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	2,063	2,056
5.181% due 03/25/2037	1,354	1,347
5.181% due 05/25/2037	5,061	5,028
5.181% due 07/25/2037	3,347	3,326
5.181% due 08/25/2037	1,003	996
5.181% due 12/25/2046	2,284	2,274
5.181% due 03/25/2047	1,758	1,748
5.191% due 03/25/2037	1,364	1,358
5.191% due 09/25/2046	1,635	1,628
5.201% due 06/25/2036	474	474
5.201% due 07/25/2036	380	379
5.201% due 08/25/2036	358	357
5.201% due 06/25/2037	2,890	2,867
5.211% due 06/25/2037	2,019	2,003
5.211% due 10/25/2037	1,808	1,794
5.241% due 10/25/2046	1,968	1,959
5.321% due 06/25/2036	2,200	2,175

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	2,113	2,101
5.221% due 12/25/2037	1,686	1,676

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	549	548

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	2,309	2,298
5.171% due 09/25/2036	2,046	2,025
5.171% due 01/25/2038	2,964	2,947
5.201% due 12/25/2037	2,395	2,377

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.191% due 01/25/2037	$2,421	$2,395
5.201% due 02/25/2037	490	488

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,293	1,286

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.171% due 10/25/2046	633	630
5.201% due 12/25/2036	791	782
5.231% due 01/25/2047	2,910	2,891

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,213	1,208

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	707	707

HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,141	2,136

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	1,514	1,504
5.211% due 12/25/2035	632	630

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	3,258	3,235
5.231% due 03/25/2036	36	36
5.261% due 04/25/2037	2,449	2,434

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	560	558
5.181% due 08/25/2036	650	645
5.241% due 08/25/2036	800	785

Lehman XS Trust
5.201% due 05/25/2046	1,917	1,913
5.211% due 08/25/2046	1,959	1,944
5.251% due 11/25/2036	1,085	1,083

Long Beach Mortgage Loan Trust
5.171% due 07/25/2036	877	873
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	258	258
5.411% due 10/25/2034	308	300
5.685% due 08/25/2035	213	212

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	1,160	1,152
5.191% due 11/25/2036	3,301	3,282
5.211% due 05/25/2037	2,575	2,547
5.241% due 11/25/2035	393	392
5.281% due 11/25/2035	597	595

Merrill Lynch First Franklin Mortgage Loan Trust
5.899% due 10/25/2037 (b)	2,000	2,000

Merrill Lynch Mortgage Investors, Inc.
5.191% due 04/25/2037	652	651
5.201% due 02/25/2037	553	552
5.211% due 01/25/2037	77	77
5.211% due 09/25/2037	3,897	3,879

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	565	561
5.171% due 01/25/2037	3,097	3,072
5.181% due 10/25/2036	3,045	3,028
5.181% due 11/25/2036	4,776	4,745
5.191% due 05/25/2037	2,998	2,984
5.201% due 02/25/2036	548	547
5.251% due 02/25/2036	3,300	3,272

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	2,332	2,316
5.191% due 06/25/2037	3,471	3,451
5.201% due 09/25/2036	1,190	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nelnet Student Loan Trust
5.182% due 09/25/2012	$1,927	$1,929
5.260% due 06/22/2017	2,000	2,005

New Century Home Equity Loan Trust
5.311% due 05/25/2036	1,300	1,281

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	242	241

Option One Mortgage Loan Trust
5.181% due 01/25/2037	1,576	1,568
5.191% due 07/25/2037	2,709	2,692

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	2,907	2,875

Quest Trust
5.251% due 08/25/2036	10,164	9,978

Residential Asset Mortgage Products, Inc.
5.201% due 02/25/2037	2,034	2,022
5.211% due 02/25/2036	94	94
5.211% due 07/25/2036	1,005	1,001
5.231% due 08/25/2046	1,799	1,783

Residential Asset Securities Corp.
5.171% due 08/25/2036	1,428	1,424
5.191% due 01/25/2037	1,938	1,925
5.201% due 07/25/2036	1,285	1,281
5.201% due 11/25/2036	3,204	3,179
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	138	138
5.221% due 01/25/2036	112	112
5.241% due 04/25/2037	2,770	2,750

SACO I, Inc.
5.381% due 12/25/2035	2,243	2,190

Saxon Asset Securities Trust
5.191% due 11/25/2036	1,492	1,484

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	3,204	3,183
5.211% due 11/25/2036	2,438	2,414

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,215
5.330% due 04/25/2012	1,122	1,122
5.330% due 07/25/2013	1,480	1,480
5.350% due 10/25/2018	2,043	2,034
5.360% due 01/25/2016	871	871
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,564	1,560
5.181% due 10/25/2036	1,231	1,224
5.191% due 12/25/2036	1,048	1,040
5.331% due 03/25/2036	415	415

Specialty Underwriting & Residential Finance
5.191% due 02/25/2037	411	408
5.191% due 01/25/2038	3,584	3,560
5.471% due 01/25/2034	17	17

Structured Asset Securities Corp.
5.181% due 10/25/2036	1,323	1,310
5.211% due 01/25/2037	1,489	1,472
5.261% due 12/25/2035	273	272

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	565	565

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	807	799
5.191% due 10/25/2036	1,659	1,648

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	2,274	2,260
5.231% due 03/25/2037	1,754	1,742
5.401% due 11/25/2035	22,776	22,086

Total Asset-Backed Securities (Cost $285,623)		283,863

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 7.1%
Argentina Bonos
5.389% due 08/03/2012		$92,500	$52,563

Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		40,977	40,793

Chile Government International Bond
5.760% due 01/28/2008		13,381	13,398

Korea Development Bank
4.250% due 11/13/2007		9,848	9,838
5.760% due 10/20/2009		23,950	23,965
5.775% due 11/22/2012		7,500	7,469

Mexico Government International Bond
5.625% due 01/15/2017		3,000	2,998
6.060% due 01/13/2009		22,461	22,579
6.750% due 09/27/2034		7,000	7,630

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,077

Peru Government International Bond
6.550% due 03/14/2037		5,982	6,188

Republic of Korea
4.875% due 09/22/2014		2,000	1,951

Russia Government International Bond
12.750% due 06/24/2028		100	179

Socialist Republic of Vietnam
6.875% due 01/15/2016		6,000	6,288

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,179

Ukraine Government International Bond
6.875% due 03/04/2011		250	256
8.693% due 08/05/2009		48,350	50,905

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,356
6.360% due 04/20/2011		62,300	58,346

Total Sovereign Issues (Cost $317,864)			313,958

FOREIGN CURRENCY-DENOMINATED ISSUES 9.2%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	2,000	2,730
6.817% due 04/08/2014		2,000	2,746

Atlas Reinsurance PLC
8.172% due 01/10/2010		3,100	4,468

Bombardier, Inc.
7.631% due 11/15/2013		3,250	4,704

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	32,420	16,259

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	6,027

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,585
6.000% due 05/15/2045		10,000	8,769
10.000% due 01/01/2012		77,790	40,463

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,784
6.875% due 08/15/2015		2,750	3,820

Gaz Capital for Gazprom
5.440% due 11/02/2017		2,400	3,194
5.875% due 06/01/2015		15,000	20,883
7.800% due 09/27/2010		3,000	4,503

JSG Holding PLC
6.550% due 11/29/2013		2,000	2,774
7.050% due 11/29/2014		4,000	5,583

74	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	$4,393

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,307

M-Real Serla OYJ
8.855% due 12/15/2010	EUR	8,000	11,107

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		3,356	4,699
6.580% due 11/30/2014		4,046	5,696
8.250% due 05/01/2016		1,400	2,101

PagesJaunes Groupe
6.500% due 01/11/2014		6,000	8,210

Pylon Ltd.
6.224% due 12/18/2008		4,000	5,741

Rhodia S.A.
6.959% due 10/15/2013		10,000	14,000

Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	11,027
9.370% due 04/06/2011		4,000	7,969

Seat Pagine Gialle SpA
4.408% due 05/25/2012	EUR	1,836	2,558

SigmaKalon
6.908% due 09/19/2012		2,000	2,755
7.414% due 09/19/2013		1,758	2,431

South Africa Government International Bond
13.000% due 08/31/2010	ZAR	742,900	118,822

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,076
0.967% due 05/25/2011		700,000	6,080

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	97,600	9,115

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UPC Financing Partnership
6.300% due 12/31/2014	EUR	5,242	$7,125
6.302% due 12/31/2014		2,501	3,393

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	36,027	1,492
5.000% due 09/14/2018 (e)		49,915	2,410
6.875% due 01/19/2016	EUR	6,500	9,663

Total Foreign Currency-Denominated Issues (Cost $387,737)			407,462

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		6,110	6,141

Total Preferred Stocks (Cost $6,249)			6,141

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,028

Total Exchange-Traded Funds (Cost $3,236)			3,028

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

COMMERCIAL PAPER 14.2%
Fannie Mae
5.123% due 10/24/2007		$16,800	16,745
5.130% due 10/04/2007		20,000	19,991
5.130% due 11/07/2007		40,000	39,789
5.150% due 11/07/2007		14,000	13,926
5.259% due 10/24/2007		100,200	99,872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 10/01/2007	$430,300	$430,300
4.550% due 12/17/2007	500	494
4.570% due 10/09/2007	2,000	1,999
5.040% due 10/03/2007	7,400	7,398

		630,514

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	5,587	5,587

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.125% due 02/12/2008 valued at $5,702. Repurchase proceeds are $5,589.)

U.S. TREASURY BILLS 1.9%
3.856% due 11/29/2007 - 12/13/2007 (d)(f)(h)	84,770	83,873

Total Short-Term Instruments (Cost $720,216)		719,974

PURCHASED OPTIONS (j) 1.3%
(Cost $41,523)		58,839

Total Investments (g) 100.8% (Cost $4,461,244)		$4,479,922

Written Options (k) (1.0%) (Premiums $37,649)		(43,573)

Other Assets and Liabilities (Net) 0.2%		8,822

Net Assets 100.0%		$4,445,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $41,055 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $164,095 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $6,952 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	703	$(148)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	652	(619)
Euro-Bund December Futures Put Options Strike @ EUR 106.000	Long	12/2007	652	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,897	560
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	445	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	890	375

				$159

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  Floating Income Fund  (Cont.)

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$197
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		4,500	109
Deutsche Bank AG	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		7,000	(277)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		62,425	1,069
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		2,300	55
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	25
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	36
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	25
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	40
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009		$100	4
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,500	(101)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		3,200	1
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		9,200	(539)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	3.800%		09/20/2012		4,200	48
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	(9)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		20,000	(164)
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	269
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	298
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		4,800	19
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	210
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	161
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(95)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		21,500	(46)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(50)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	(72)
Barclays Bank PLC	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012		107,000	2,741
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		2,000	(16)
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012		110,000	47
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	232
Barclays Bank PLC	Health Care Property Investors, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017		5,000	0
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017		75	(2)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017		25,000	39
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,500	59
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,500	61
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	5
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	3
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	6
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	45
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(4)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	(24)
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	198
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011		40,000	(814)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%		06/20/2012		6,856	0
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%		12/20/2012		119,060	37
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	(61)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		2,000	(16)
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	140
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%		12/20/2011		16,300	(1,083)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012		5,000	(164)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%		03/20/2012		18,000	(1,397)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%		03/20/2012		25,000	(1,146)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012		13,600	(126)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%		09/20/2012		4,750	(280)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		300	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	12
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	3
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	27

76	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%		12/20/2009	$270	$3
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	10,000	(96)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	15,000	164
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011	1,500	153
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	10,000	(260)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	15,000	(54)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	49,700	(233)
Credit Suisse First Boston	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.770%		06/20/2012	10,000	19
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%		09/20/2012	2,000	26
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	17,000	(266)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	1,000	10
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	16,000	403
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	5,000	106
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	262
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%		09/20/2011	1,000	(5)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	25,000	(26)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	67,000	(1,505)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	34,000	(181)
Deutsche Bank AG	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%		06/20/2012	6,700	(132)
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.050%		09/20/2012	3,700	114
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	150,000	(153)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		11/20/2016	25,000	1,091
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	3,000	115
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	8
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	735
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	24
Goldman Sachs & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%		09/20/2011	800	(5)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	110
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	25,000	(815)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	78,900	(373)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	6,700	(289)
Goldman Sachs & Co.	Pride International, Inc. 7.375% due 07/15/2014	Sell	2.000%		09/20/2012	2,000	31
Goldman Sachs & Co.	Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	5,000	(1)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	7,500	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	115
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	762
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	388
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	(1,544)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	(66)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	393
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	117
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	288
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(49)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	(20)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	(20)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	(20)
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	5
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	(28)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	230,005	2,892
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	(3,994)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	192
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	101
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	(51)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	5,000	(26)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	30,000	(632)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	223,800	(1,864)
Lehman Brothers, Inc.	MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	10,000	(44)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	3,000	50

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	$2,500	$140
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	201,000	(460)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	114
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	887
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	2,255
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	(16)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	133
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	45
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	(23)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	291
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	11,000	(199)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	1,000	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	1,500	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	40,000	1,833
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.530%		08/20/2017	20,000	354
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(88)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	2
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	45
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	(55)
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	(39)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	253
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	308
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	49,200	(1,154)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	5,000	(27)
Merrill Lynch & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.900%		09/20/2012	3,500	165
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,036
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,365
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	(50)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	527
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	2
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	(175)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,500	59
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		06/20/2012	10,000	27
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	8,000	(5)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	6,000	(49)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	6,000	5
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	4,300	148
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	378
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	240
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	90
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	5,000	0
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	292
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	(49)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	54
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	69
UBS Warburg LLC	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	21,700	(297)

							$5,917

78	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$31,000	$(3,448)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	7,800	(1,217)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	16,000	(3,696)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	31,500	(7,266)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)

						$(22,767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	84,700	$(484)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,900	(126)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	6,300	57
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		40,000	263
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		15,200	77
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		33,500	278
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(3,129)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	(170)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		4,000	(31)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		18,000	(35)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(807)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(1,527)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	(327)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	(83)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	(34)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	(156)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	(88)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	(27)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	(32)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	(39)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		7,000,000	199
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	(54)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	(56)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	88
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	243
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	47
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	95
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		37,900	(1)
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	181,300	(1,712)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		$248,600	(7,679)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		603,000	(1,893)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		151,400	(6,277)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		115,500	(3,983)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		21,000	(904)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		51,700	(1,626)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,400	(100)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		23,400	(355)

							$(30,467)

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	1,643	$31	$26
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	148	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	1,643	31	26
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$65	$54

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  Floating Income Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$640,000	$3,440	$5,070
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	5,244,000	30,208	41,397
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,156,000	5,867	10,204

							$39,515	$56,671

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$23,000	$965	$1,055
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	23,000	965	1,059

					$1,930	$2,114

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.938	11/06/2007	$112,000	$13	$0

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,643	$739	$616
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,643	329	360

				$1,068	$976

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$280,000	$3,290	$3,929
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,280,000	15,520	16,532
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000,000	12,087	14,030
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	503,000	5,684	8,106

							$36,581	$42,597

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$15,642	$15,798	0.35%

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$8,600	$8,731	$8,786

(2) Market value includes $68 of interest payable on short sales.

80	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	16,597	10/2007	$692	$0	$692
Sell		16,597	10/2007	0	(561)	(561)
Buy		93,893	03/2008	4,782	0	4,782
Sell		169,990	03/2008	0	(3,135)	(3,135)
Buy		16,597	07/2008	489	0	489
Buy	CLP	2,320,150	03/2008	141	0	141
Buy	CNY	240,681	11/2007	666	0	666
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	18	(6)	12
Sell		149,070	01/2008	0	(221)	(221)
Buy		274,903	07/2008	317	0	317
Buy	COP	15,491,765	03/2008	493	0	493
Buy	CZK	20,884	03/2008	71	0	71
Sell	EUR	66,975	10/2007	0	(4,532)	(4,532)
Sell	GBP	10,432	11/2007	0	(360)	(360)
Buy	HKD	935	11/2007	0	0	0
Buy	HUF	6,367,140	11/2007	2,772	0	2,772
Sell		6,367,140	11/2007	0	(994)	(994)
Buy	IDR	4,367,283	10/2007	1	0	1
Sell		4,367,283	10/2007	0	(18)	(18)
Buy		4,398,283	05/2008	18	0	18
Buy	ILS	2,325	12/2007	26	0	26
Buy	INR	180,160	10/2007	433	0	433
Sell		180,160	10/2007	0	(183)	(183)
Buy		1,379,071	11/2007	336	0	336
Sell		308,937	11/2007	8	0	8
Buy		181,124	05/2008	211	0	211
Sell	JPY	2,822,829	10/2007	0	(1,255)	(1,255)
Buy	KRW	1,320,238	11/2007	17	0	17
Buy		27,758,282	05/2008	753	0	753
Buy		1,842,482	08/2008	33	0	33
Buy	MXN	182,984	03/2008	234	(9)	225
Buy		660,995	07/2008	0	(19)	(19)
Buy	MYR	2,138	10/2007	6	0	6
Sell		2,138	10/2007	0	(7)	(7)
Buy		2,138	08/2008	4	0	4
Buy	PLN	25,784	03/2008	601	0	601
Buy		81,590	07/2008	929	0	929
Buy	RUB	72,009	11/2007	189	0	189
Buy		286,973	12/2007	430	0	430
Buy		418,973	01/2008	551	0	551
Buy		462,161	07/2008	114	0	114
Buy	SGD	5,423	10/2007	64	0	64
Sell		5,423	10/2007	0	(76)	(76)
Buy		6,413	11/2007	63	0	63
Buy		3,829	02/2008	31	0	31
Buy		5,359	05/2008	74	0	74
Buy	SKK	26,981	03/2008	49	0	49
Buy	TRY	2,133	03/2008	241	0	241
Sell	ZAR	326,373	07/2008	0	(1,880)	(1,880)

				$15,861	$(13,256)	$2,605

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 145.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,013	$6,757
5.000% due 01/01/2018 - 10/01/2037	12,764	12,258
5.500% due 07/01/2034 - 12/01/2034 (e)	15,688	15,400
5.500% due 09/01/2035 - 10/01/2037	13,020	12,767
6.280% due 07/01/2011	5,656	5,698
6.297% due 03/01/2018	13	13
7.000% due 11/01/2037	3,000	3,094
9.000% due 07/01/2018	10	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,753	4,543
5.500% due 05/01/2037 - 09/01/2037	8,959	8,774
5.864% due 05/01/2019	13	13
6.000% due 11/01/2036 - 09/01/2037	49,998	50,067
6.245% due 06/01/2030	17	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	33	6

Ginnie Mae
3.500% due 02/20/2026	6,147	6,111
4.500% due 08/20/2033	1,813	1,694
5.000% due 07/20/2035 - 01/15/2037	2,321	2,259
5.500% due 04/15/2025 - 10/01/2037	79,740	78,813
5.500% due 04/15/2033 - 06/15/2037 (e)	99,354	98,086
5.750% due 07/20/2018 - 08/20/2025	21	22
5.952% due 01/16/2031 - 02/16/2032	3,950	3,947
6.000% due 06/15/2009 - 10/01/2037	83,666	84,220
6.000% due 05/15/2037 - 06/15/2037 (e)	28,960	29,151
6.002% due 08/16/2032	890	891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.052% due 12/16/2026 - 08/16/2031	$793	$793
6.125% due 12/20/2017 - 10/20/2030	17	17
6.146% due 06/20/2030	16	16
6.152% due 06/16/2027	552	552
6.250% due 05/16/2027 - 02/20/2030	1,410	1,424
6.252% due 07/16/2028	153	154
6.302% due 04/16/2032	295	297
6.375% due 06/20/2021 - 05/20/2032	12,609	12,720
6.402% due 05/16/2029	547	550
6.500% due 05/20/2016 - 09/15/2036	13,645	13,949
6.500% due 09/15/2036 (e)	4,172	4,266
7.500% due 10/15/2022 - 06/15/2033	5,155	5,361

Small Business Administration
7.449% due 08/01/2010	34	35

Total U.S. Government Agencies (Cost $463,812)		464,803

MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	2,952	2,932

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	94	94

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,872	1,823

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Total Mortgage-Backed Securities (Cost $5,011)		5,031

ASSET-BACKED SECURITIES 0.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032	19	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Centex Home Equity
5.431% due 01/25/2032	$35	$34

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	60	59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,719	1,427

Home Equity Asset Trust
5.731% due 11/25/2032	2	2

Saxon Asset Securities Trust
5.651% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.421% due 01/25/2033	86	83

Total Asset-Backed Securities (Cost $1,638)		1,638

SHORT-TERM INSTRUMENTS 5.4%

COMMERCIAL PAPER 3.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	8,800	8,800

UBS Finance Delaware LLC
4.750% due 10/01/2007	2,800	2,800

		11,600

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,181	1,181

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $1,209. Repurchase proceeds are $1,181.)

U.S. TREASURY BILLS 1.4%
3.706% due 12/13/2007 (b)(c)(f)	4,475	4,429

Total Short-Term Instruments (Cost $17,223)		17,210

Total Investments (d) 152.6% (Cost $487,684)		$488,682

Other Assets and Liabilities (Net) (52.6%)		(168,393)

Net Assets 100.0%		$320,289

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,206 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $2,979 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $41,361 at a weighted average interest rate of 5.30%. On September 30, 2007, securities valued at $153,660 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	300	$415

82	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$582
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	1,277
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,187
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$4,183

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$4,000	$(272)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(950)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	922
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	2,500	(151)

							$(451)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$8,300	$(153)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,200	(55)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	10,400	312
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(10)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(292)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,500	(151)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	18,000	(576)

						$(925)

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$23,000	$22,545	$22,529
Fannie Mae	6.000%	10/01/2037	6,000	6,013	6,009
Fannie Mae	6.500%	10/01/2037	1,000	1,017	1,018
Freddie Mac	5.500%	10/01/2037	1,000	981	979
Freddie Mac	6.000%	10/01/2037	50,000	50,316	50,055
Ginnie Mae	5.000%	10/01/2037	2,000	1,930	1,935
Ginnie Mae	5.500%	10/01/2037	15,000	14,904	14,791
Ginnie Mae	6.500%	10/01/2037	1,000	1,021	1,022
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,321	1,329
U.S. Treasury Notes	4.500%	05/15/2017	4,378	4,312	4,435

				$104,360	$104,102

(2) Market value includes $91 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 7.8%
AES Corp.
7.180% due 04/30/2010	$5,000	$4,971
10.540% due 04/30/2010	1,000	995

Amadeus Global Travel Distribution S.A.
6.752% due 04/08/2012	3,909	3,679
7.636% due 04/08/2013	1,902	1,826
7.886% due 04/08/2014	1,693	1,624
7.886% due 04/08/2014	186	179

Biomet, Inc.
7.000% due 03/08/2008	39,064	38,417
7.000% due 03/15/2015	1,250	1,237

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	1,428	1,407
7.541% due 01/20/2011	542	534

Centennial Communications
7.198% due 02/09/2011	3,572	3,519

Community Health Systems, Inc.
4.000% due 07/02/2014	829	816
7.755% due 07/25/2014	9,358	9,210
7.760% due 07/02/2014	3,213	3,162

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	25,000	25,003

Delphi Corp.
7.625% due 12/31/2007	1,000	997
8.125% due 12/31/2007	11,000	10,972

Dobson Communications Corp.
7.240% due 03/14/2014	3,500	3,461

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,509

Ford Motor Co.
8.700% due 12/15/2013	29,527	28,707

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	40,000

HCA, Inc.
7.448% due 11/16/2013	17,706	17,396

Headwaters, Inc.
7.360% due 04/30/2011	6,912	6,791

HealthSouth Corp.
7.630% due 02/02/2013	119	116
7.850% due 02/02/2013	14,618	14,246

Hertz Corp.
5.238% due 12/21/2012	795	784
7.550% due 12/21/2012	1,986	1,959
7.560% due 12/21/2012	2,431	2,398

Ineos Group Holdings PLC
7.580% due 10/07/2012	12,332	12,018
7.580% due 10/07/2013	1,237	1,206
7.591% due 10/07/2012	737	729
8.080% due 10/07/2014	1,237	1,210

Intelsat Bermuda Ltd.
7.859% due 02/15/2014	20,750	20,549

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	15,881	15,237

Northwest Airlines, Inc.
7.120% due 08/22/2008	4,455	4,255

NTL Investment
7.356% due 01/06/2013	3,000	2,909

Nycomed
7.695% due 12/20/2014	4,500	4,085
8.195% due 12/20/2015	4,500	4,108

Riverdeep Interactive
12.438% due 12/21/2007	5,506	5,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	$10,563	$10,470

Sandridge Energy, Inc.
8.625% due 04/01/2015	42,150	41,729
8.985% due 04/01/2014	2,000	1,990

SLM Corp.
6.000% due 06/30/2008	35,300	35,184

Telesat Canada, Inc.
2.500% due 02/14/2008	27,500	27,483

Thompson Learning, Inc.
7.950% due 06/27/2014	28,700	27,887

Tribune Co.
7.860% due 05/30/2009	10,337	10,156
8.244% due 05/30/2014	18,525	16,907

Univision Communications, Inc.
6.250% due 09/15/2014	1,148	1,094
7.605% due 09/15/2014	17,852	17,023

Verso Paper Holdings LLC
11.606% due 02/01/2013	2,200	2,096

VNU/Nielson Finance LLC
7.360% due 08/09/2013	5,459	5,315

VWR International, Inc.
7.000% due 05/30/2008	30,000	30,075

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,935	7,265

Total Bank Loan Obligations (Cost $566,480)		560,543

CORPORATE BONDS & NOTES 68.7%

BANKING & FINANCE 8.4%
AES Ironwood LLC
8.857% due 11/30/2025	45,533	49,858

AES Red Oak LLC
8.540% due 11/30/2019	14,176	15,169

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,504

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,811

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	8,029

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	33

Ford Motor Credit Co.
5.800% due 01/12/2009	600	580
7.250% due 10/25/2011	1,000	938
7.375% due 02/01/2011	250	240
7.800% due 06/01/2012	54,459	51,856
8.000% due 12/15/2016	51,695	48,437

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,025	9,499

General Motors Acceptance Corp.
6.000% due 04/01/2011	9,412	8,604
6.875% due 08/28/2012	22,865	21,469
7.000% due 02/01/2012	23,900	22,711
7.250% due 03/02/2011	22,500	21,828
8.000% due 11/01/2031	16,290	16,024

GMAC LLC
6.625% due 05/15/2012	15,950	14,897

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	17,349

KRATON Polymers LLC
8.125% due 01/15/2014	21,795	21,250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	$21,497	$21,604
10.375% due 10/15/2017 (c)	9,000	8,741
11.625% due 10/15/2017	31,125	30,347

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	8,409

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,273

Petroleum Export Ltd. II
6.340% due 06/20/2011	14,505	14,592

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,452
7.000% due 05/01/2017	4,770	4,555

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,709

Tenneco, Inc.
8.625% due 11/15/2014	15,064	15,252
10.250% due 07/15/2013	19,780	21,313

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	8,591
7.500% due 07/18/2016	14,750	14,693

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,142

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	7,999
10.106% due 05/01/2010	1,133	1,150

Ventas Realty LP
6.750% due 04/01/2017	12,260	12,291
7.125% due 06/01/2015	9,475	9,712

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	85
10.732% due 01/01/2013 (n)	4,961	5,237

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,209

Yankee Acquisition Corp.
8.500% due 02/15/2015	8,000	7,800

		604,242

INDUSTRIALS 48.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,075	4,450

Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	1,850	1,776
8.550% due 08/01/2010	17,465	14,496

Actuant Corp.
6.875% due 06/15/2017	13,850	13,711

Albertson’s, Inc.
6.570% due 02/23/2028	500	425
7.450% due 08/01/2029	24,275	23,489
7.750% due 06/15/2026	3,000	2,998

Allied Waste North America, Inc.
7.250% due 03/15/2015	31,781	32,576
7.875% due 04/15/2013	18,743	19,446

American Stores Co.
8.000% due 06/01/2026	13,650	13,971

AmeriGas Partners LP
7.125% due 05/20/2016	37,145	36,309
7.250% due 05/20/2015	24,395	24,151

ARAMARK Corp.
8.500% due 02/01/2015	56,530	57,943

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,553

ArvinMeritor, Inc.
8.125% due 09/15/2015	27,235	26,554
8.750% due 03/01/2012	25,450	26,086

84	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Berry Plastics Holding Corp.
8.875% due 09/15/2014	$20,605	$21,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	47,109	44,282

Bowater Canada Finance
7.950% due 11/15/2011	19,215	15,900

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,145

C8 Capital SPV Ltd.
6.640% due 12/29/2049	3,800	3,706

CanWest Media, Inc.
8.000% due 09/15/2012	14,232	14,019

CanWest MediaWorks LP
9.250% due 08/01/2015	2,401	2,437

Cascades, Inc.
7.250% due 02/15/2013	18,460	18,183

CCO Holdings LLC
8.750% due 11/15/2013	91,791	92,709

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,579
7.875% due 07/01/2011	34,200	33,088

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,220

Charter Communications Operating LLC
8.375% due 04/30/2014	3,000	3,030

Chemtura Corp.
6.875% due 06/01/2016	15,220	14,535

Chesapeake Energy Corp.
6.875% due 01/15/2016	11,625	11,683
7.000% due 08/15/2014	8,105	8,196
7.500% due 06/15/2014	14,505	14,940

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,241

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,897

Community Health Systems, Inc.
8.875% due 07/15/2015	40,497	41,813

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	6,600	6,831
7.750% due 05/15/2017	6,925	7,167

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	18,533	18,728
7.373% due 06/15/2017	1,152	1,115
7.566% due 09/15/2021	2,849	2,796

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	22,990	21,151

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	7,250	7,477
7.750% due 11/15/2015	22,235	23,069

CSC Holdings, Inc.
6.750% due 04/15/2012	11,215	10,851
7.625% due 04/01/2011	44,645	44,980
7.625% due 07/15/2018	7,100	6,816
7.875% due 02/15/2018	59	57

DaVita, Inc.
7.250% due 03/15/2015	53,490	53,891

Delhaize America, Inc.
9.000% due 04/15/2031	22,147	26,494

Dex Media West LLC
9.875% due 08/15/2013	29,021	31,016

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	11,566	11,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dynegy Holdings, Inc.
7.125% due 05/15/2018	$9,310	$8,542
7.500% due 06/01/2015	9,325	9,045
7.750% due 06/01/2019	19,100	18,360
8.375% due 05/01/2016	13,650	13,786

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616
7.125% due 02/01/2016	54,465	56,235

El Paso Corp.
7.000% due 06/15/2017	50,720	51,754
7.420% due 02/15/2037	1,375	1,339
7.750% due 01/15/2032	2,250	2,296
7.800% due 08/01/2031	28,897	29,483
8.050% due 10/15/2030	6,710	6,930

Enterprise Products Operating LP
7.034% due 01/15/2068	2,340	2,147
8.375% due 08/01/2066	3,125	3,217

Equistar Chemicals LP
10.125% due 09/01/2008	2,400	2,490

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	11,183
8.750% due 06/15/2012	15,155	15,610
8.870% due 08/01/2009 (n)	7,300	7,705

Ford Motor Co.
7.125% due 11/15/2025	8,722	6,542
7.500% due 08/01/2026	19,800	14,998
9.215% due 09/15/2021	1,250	1,088

Forest Oil Corp.
7.250% due 06/15/2019	9,475	9,522

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	11,725	12,692
8.375% due 04/01/2017	50,150	54,914

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	68,225	66,178
9.125% due 12/15/2014 (c)	25,525	23,738

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,080	33,443

General Motors Corp.
7.125% due 07/15/2013	2,250	2,070
7.700% due 04/15/2016	4,450	4,005
8.250% due 07/15/2023	22,275	19,602

Georgia-Pacific Corp.
7.000% due 01/15/2015	290	284
7.125% due 01/15/2017	15,500	15,074
7.250% due 06/01/2028	12,525	11,523
7.375% due 12/01/2025	33,410	31,238
8.000% due 01/15/2024	57,225	56,080

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	12	13
9.000% due 07/01/2015	21,747	23,324

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	16,644

HCA, Inc.
6.750% due 07/15/2013	26,263	23,702
7.190% due 11/15/2015	31,122	27,065
7.690% due 06/15/2025	7,525	6,218
9.000% due 12/15/2014	7,936	7,759
9.250% due 11/15/2016	132,705	141,331
9.625% due 11/15/2016 (c)	5,400	5,778

Health Management Associates, Inc.
6.125% due 04/15/2016	6,550	5,746

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	15,320
8.125% due 06/01/2012	5,195	4,682

Hertz Corp.
8.875% due 01/01/2014	52,610	54,451

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hexcel Corp.
6.750% due 02/01/2015	$875	$868

Host Marriott LP
7.125% due 11/01/2013	5,085	5,149

Ineos Group Holdings PLC
8.500% due 02/15/2016	40,031	38,530

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,563

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	1,500	1,522
9.250% due 06/15/2016	21,850	22,779

Intelsat Corp.
9.000% due 06/15/2016	300	310

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	8,990	9,170
8.625% due 01/15/2015	19,830	20,326

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	1,000	972
8.250% due 10/01/2012	8,873	8,940

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,019	1,040
9.410% due 06/15/2010 (a)	757	715
10.000% due 06/15/2012 (a)	5,703	5,475

L-3 Communications Corp.
7.625% due 06/15/2012	32,275	33,163

Legrand France
8.500% due 02/15/2025	16,900	19,858

Lyondell Chemical Co.
6.875% due 06/15/2017	6,500	7,085
8.000% due 09/15/2014	8,875	9,807
8.250% due 09/15/2016	24,275	27,491

MGM Mirage
6.625% due 07/15/2015	15,898	15,163
6.875% due 04/01/2016	34,850	33,892
7.500% due 06/01/2016	38,735	38,687
7.625% due 01/15/2017	1,250	1,244

Nalco Co.
7.750% due 11/15/2011	19,887	20,384
8.875% due 11/15/2013	24,340	25,679

Norampac, Inc.
6.750% due 06/01/2013	13,879	13,324

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	15,800	16,748

Nortel Networks Ltd.
9.610% due 07/15/2011	6,000	6,030
10.125% due 07/15/2013	38,200	39,489
10.750% due 07/15/2016	6,850	7,192

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,327

Novelis, Inc.
7.250% due 02/15/2015	8,813	8,549

OPTI Canada, Inc.
8.250% due 12/15/2014	19,450	19,693

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	4,862	5,087

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	20,501	20,911
8.375% due 05/01/2017	5,500	5,638

Plains Exploration & Production Co.
7.750% due 06/15/2015	7,575	7,461

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	16,825	16,152

Quiksilver, Inc.
6.875% due 04/15/2015	25,685	24,722

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
7.500% due 02/15/2014	$112,083	$114,044

Range Resources Corp.
7.500% due 05/15/2016	7,150	7,329

Reynolds American, Inc.
7.625% due 06/01/2016	17,445	18,661
7.750% due 06/01/2018	18,930	20,253

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,669
8.875% due 01/15/2016	57,925	59,301
8.875% due 10/15/2017 (b)	18,725	19,006

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,500	14,536

Roseton
7.270% due 11/08/2010	35,650	35,806
7.670% due 11/08/2016	26,610	26,743

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	21,877

Sally Holdings LLC
9.250% due 11/15/2014	6,050	6,141

Sanmina-SCI Corp.
8.125% due 03/01/2016	24,895	21,659

SemGroup LP
8.750% due 11/15/2015	43,050	42,297

Sensata Technologies BV
8.000% due 05/01/2014	45,525	44,614

Service Corp. International
7.375% due 10/01/2014	4,095	4,228
7.625% due 10/01/2018	8,415	8,773

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,114

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,617

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	18,075	17,849
8.375% due 07/01/2012	19,250	19,346

Solectron Global Finance Ltd.
8.000% due 03/15/2016	2,000	2,175

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,180

Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	480

Station Casinos, Inc.
6.000% due 04/01/2012	1,360	1,299
6.500% due 02/01/2014	520	460
6.625% due 03/15/2018	2,250	1,896
6.875% due 03/01/2016	13,175	11,528
7.750% due 08/15/2016	27,745	27,606

Suburban Propane Partners LP
6.875% due 12/15/2013	27,625	27,072

Sungard Data Systems, Inc.
9.125% due 08/15/2013	46,950	49,063

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,126

SUPERVALU, Inc.
7.500% due 11/15/2014	10,225	10,455

Telenet Group Holding NV
0.000% due 06/15/2014 (e)	981	976

Tenet Healthcare Corp.
7.375% due 02/01/2013	24,796	21,139
9.875% due 07/01/2014	560	515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tesoro Corp.
6.500% due 06/01/2017	$9,100	$9,077
6.625% due 11/01/2015	1,000	1,005

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,127

TransDigm, Inc.
7.750% due 07/15/2014	14,875	15,098

Trinity Industries, Inc.
6.500% due 03/15/2014	8,026	7,745

TRW Automotive, Inc.
7.000% due 03/15/2014	18,000	17,550
7.250% due 03/15/2017	18,575	18,204

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

United Airlines, Inc.
6.071% due 03/01/2013	2,935	2,950
6.201% due 03/01/2010	2,161	2,156
6.602% due 03/01/2015	2,720	2,728
7.032% due 10/01/2010	1,438	1,444

Unity Media GmbH
10.375% due 02/15/2015	11,350	11,634

Verso Paper Holdings LLC
9.125% due 08/01/2014	36,935	38,228

West Corp.
9.500% due 10/15/2014	8,150	8,456
11.000% due 10/15/2016	6,500	6,858

Williams Cos., Inc.
7.625% due 07/15/2019	31,605	34,015
7.750% due 06/15/2031	1,806	1,908
7.875% due 09/01/2021	85,428	93,330

Williams Partners LP
7.250% due 02/01/2017	6,125	6,278

Wynn Las Vegas LLC
6.625% due 12/01/2014	44,965	44,291

Xerox Capital Trust I
8.000% due 02/01/2027	16,205	16,389

		3,503,932

UTILITIES 11.6%
AES Corp.
8.750% due 05/15/2013	12,255	12,883

American Cellular Corp.
10.000% due 08/01/2011	3,116	3,272

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,760

Cincinnati Bell, Inc.
7.250% due 07/15/2013	10,800	10,935
8.375% due 01/15/2014	33,425	33,509

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,332
7.125% due 03/15/2019	37,845	37,467
7.450% due 07/01/2035	5,460	4,737
9.000% due 08/15/2031	16,660	16,993

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,198

Edison Mission Energy
7.000% due 05/15/2017	8,800	8,712
7.200% due 05/15/2019	13,195	13,063
7.625% due 05/15/2027	5,525	5,359
7.750% due 06/15/2016	8,745	9,095

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,385	29,166
10.860% due 05/01/2013	6,225	6,334

Homer City Funding LLC
8.734% due 10/01/2026	11,782	13,196

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Idearc, Inc.
8.000% due 11/15/2016	$46,390	$46,506

Insight Midwest LP
9.750% due 10/01/2009	14,923	14,979

Knight, Inc.
6.500% due 09/01/2012	3,500	3,483

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,125	18,578

Midwest Generation LLC
8.560% due 01/02/2016	60,152	64,362

Nevada Power Co.
6.650% due 04/01/2036	2,000	1,995

Nextel Communications, Inc.
7.375% due 08/01/2015	9,230	9,388

NRG Energy, Inc.
7.250% due 02/01/2014	7,450	7,487
7.375% due 02/01/2016	59,140	59,436
7.375% due 01/15/2017	16,625	16,667

PSEG Energy Holdings LLC
8.500% due 06/15/2011	53,705	56,794

Qwest Corp.
7.200% due 11/10/2026	10,676	10,329
7.500% due 06/15/2023	21,406	21,192
8.875% due 03/15/2012	25,820	28,305

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	52,770
7.625% due 06/15/2014	19,170	19,410
7.875% due 06/15/2017	23,140	23,400

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,848

Sierra Pacific Resources
6.750% due 08/15/2017	13,980	13,823
7.803% due 06/15/2012	11,562	12,117
8.625% due 03/15/2014	13,492	14,349

South Point Energy Center LLC
8.400% due 05/30/2012 (i)	22,151	21,930

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,122	20,313

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	41,924	43,706

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,631

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,215

		830,024

Total Corporate Bonds & Notes (Cost $4,945,369)		4,938,198

CONVERTIBLE BONDS & NOTES 1.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	10,550	9,535

Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.500% due 05/15/2037	3,300	3,387
2.750% due 11/15/2035	7,675	8,462

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	5,077

Citigroup, Inc.
3.350% due 10/01/2012	11,175	11,175

CMS Energy Corp.
2.875% due 12/01/2024	14,290	18,452

86	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Deutsche Bank AG
0.000% due 07/14/2008		$4,900	$4,814
0.000% due 09/29/2008		3,425	3,381
0.000% due 10/24/2008		4,525	4,670
0.450% due 08/31/2012		8,000	8,267

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,450	1,314

LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	895

Nortel Networks Corp.
1.750% due 04/15/2012		2,500	2,100
2.125% due 04/15/2014		11,900	9,728

Peabody Energy Corp.
4.750% due 12/15/2066		10,450	11,025

Qwest Communications International, Inc.
3.500% due 11/15/2025		3,200	5,312

Total Convertible Bonds & Notes (Cost $108,121)			108,456

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	315

Total Municipal Bonds & Notes (Cost $4,864)			4,917

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
5.000% due 10/01/2033 - 11/01/2037		144,396	137,731
5.500% due 09/01/2017 - 11/01/2037		506,726	496,264

Total U.S. Government Agencies (Cost $630,612)			633,995

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		671	662

Total Mortgage-Backed Securities (Cost $637)			662

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	5,250	7,167
6.567% due 04/08/2013		460	628
6.817% due 04/08/2014		5,250	7,208
6.817% due 04/08/2014		460	632

Bombardier, Inc.
7.250% due 11/15/2016		18,075	26,354

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	11,878

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	6,043

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		4,385	6,140
6.580% due 11/30/2014		7,250	10,208
8.250% due 05/01/2016		18,275	27,427

NTL Cable PLC
8.750% due 04/15/2014		18,000	26,084

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
OI European Group BV
6.875% due 03/31/2017	EUR	2,000	$2,774

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,117

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	7,321	14,586

SigmaKalon
6.408% due 06/30/2012	EUR	1,433	2,002

Telenet Communications NV
9.000% due 12/15/2013		7,582	11,785

UPC Financing Partnership
6.302% due 12/31/2014		17,464	23,695
7.042% due 12/31/2014		10,500	14,273

UPC Holding BV
7.750% due 01/15/2014		8,025	11,272
8.625% due 01/15/2014		18,550	27,113

Total Foreign Currency-Denominated Issues (Cost $229,017)			251,386

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,352

US Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,352

CONVERTIBLE PREFERRED STOCKS 0.5%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,760
5.000% due 12/31/2049		40,200	4,467

El Paso Corp.
4.990% due 12/31/2049		5,250	7,423

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	7,104

Vale Capital Ltd.
5.500% due 06/15/2010		224,500	15,041

Total Convertible Preferred Stocks (Cost $31,297)			37,795

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	25,937

Total Preferred Stocks (Cost $26,540)			25,937

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.7%

COMMERCIAL PAPER 16.2%
Bank of America Corp.
5.250% due 10/02/2007		$72,100	72,089
5.250% due 10/05/2007		123,400	123,328
5.250% due 10/09/2007		14,900	14,883

Danske Corp.
5.040% due 10/04/2007		198,000	197,917

DnB NORBank ASA
5.050% due 01/25/2008		135,900	133,622
5.080% due 01/04/2008		77,000	75,931

Freddie Mac
4.000% due 10/01/2007		131,600	131,600

Rabobank USA Financial Corp.
4.990% due 10/01/2007		198,400	198,400

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		10,800	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swedbank AB
5.065% due 10/29/2007	$144,500	$143,931

Westpac Banking Corp.
5.260% due 11/08/2007	67,200	66,827

		1,169,147

REPURCHASE AGREEMENTS 0.7%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	52,282	52,282

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $288; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $15,518; and Freddie Mac 0.000% due 01/14/2008 valued at $37,525. Repurchase proceeds are $52,301.)

U.S. TREASURY BILLS 0.8%
3.863% due 11/29/2007 - 12/13/2007 (d)(f)(j)	55,185	54,604

Total Short-Term Instruments (Cost $1,276,295)		1,276,033

PURCHASED OPTIONS (l) 0.6%
(Cost $43,988)		45,989

Total Investments (g) 109.6% (Cost $7,863,220)		$7,885,263

Written Options (m) (0.6%) (Premiums $41,707)		(42,130)

Other Assets and Liabilities (Net) (9.0%)		(648,269)

Net Assets 100.0%		$7,194,864

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments  High Yield Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $24,989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $224,129 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $40,367 at a weighted average rate of 4.67%. On September 30, 2007, there were no open reverse repurchase agreements.
(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(j)	Securities with an aggregate market value of $1,914 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	1,070	$237
90-Day Eurodollar December Futures	Long	12/2007	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,710	1,988

				$2,221

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$4,800	$48
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	5,900	36
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	8,000	9
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	2,700	(110)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	5,000	3
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	2,000	1
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	5,900	(38)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%		06/20/2012	5,000	(319)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	9,000	(196)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	5,000	(140)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	2,350	(64)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.640%	)	06/20/2017	5,625	41
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	4,675	55
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	21,500	(177)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	12,500	(131)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	8,000	618
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012	33,000	226
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	8,000	(1,045)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	7,000	(169)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012	2,700	(68)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%		06/20/2012	7,450	464
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	2,500	0
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012	2,700	3
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	2,700	(124)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012	2,700	(168)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	2,700	(51)
Barclays Bank PLC	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	3,000	(88)
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	8
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	9
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	32,125	(162)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012	2,000	(95)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	2,000	(66)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012	2,700	(104)
Bear Stearns & Co., Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	3,700	(101)

88	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.420%		09/20/2012	$4,000	$107
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	1,600	21
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(114)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(236)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010	8,000	164
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	4,400	(183)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(1,141)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(223)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	15,000	(697)
Citibank N.A.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	7,000	(287)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012	2,500	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	4,500	18
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%		06/20/2012	2,200	32
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	1,900	28
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%		06/20/2012	128,700	1,939
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	1,300	22
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	1,300	24
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%		06/20/2012	3,500	(274)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	(247)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012	15,500	(690)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012	5,300	(232)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012	3,500	(226)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(485)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	2,000	12
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	2,000	71
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	20,000	1,711
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	4,400	(121)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	2,375	(146)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	11
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(40)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%	)	06/20/2017	2,500	180
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	10
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(337)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(68)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(187)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(3,180)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	474
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	2,500	(14)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	230
Credit Suisse First Boston	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.900%		09/20/2012	2,500	(63)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	800	10
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	1,000	(37)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	3.300%		06/20/2012	2,000	131
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	3,500	177
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	5,250	555
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	84
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(437)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	(258)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(598)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(591)
Goldman Sachs & Co.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.650%		06/20/2012	2,500	(10)
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	5,000	(72)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	281
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	293
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	20,000	16
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,550	7
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	(149)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	(388)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	24,200	45
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%		09/20/2008	3,200	(96)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	2,500	42
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	5,000	(118)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	4,875	42
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	2,750	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	2,000	13
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	4,900	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	4,450	11
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	2,000	9
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	1,975	9
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	4,400	140
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%	)	06/20/2010	6,500	69

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  High Yield Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%		06/20/2011	$6,500	$(134)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	804
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	(243)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	659
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	370
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	1,800	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	3,000	2
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	1,000	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	4,750	30
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(6)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(37)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	3,000	(53)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	3,000	64
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	1,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	5,000	693
Merrill Lynch & Co., Inc.	Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	2,700	24
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	2,000	39
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	163
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	32
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	15
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(3)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(20)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	5,500	(266)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.105%	)	06/20/2012	120,000	(1,808)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	8,075	29
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	1,575	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	3,000	41
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.084%		06/20/2012	4,000	57
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	500	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	1,000	26
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.550%		06/20/2012	20,000	1,524
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.553%		06/20/2012	1,000	76
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	2,700	(120)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	20
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	4,900	(5)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	4,400	74
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	139
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	243
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	815
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,700	(44)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	1,000	(51)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.110%		06/20/2012	1,700	26
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	1,500	27
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	2,000	(4)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	3,000	(2)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	3,450	0
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	6,050	(213)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	2,375	(143)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	1,700	23
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	4,950	32
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	20
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	253
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(65)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	222

							$(3,429)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

90	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	370,500	$(3,482)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		45,100	(538)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		478,100	(8,360)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,600	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(29)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	(35)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$103,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		567,100	254
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		225,900	7,137
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,600	104
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		145,300	(208)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		350,000	344

							$(4,719)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.610%	10/23/2007	146,500	$83
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.	5.610%	10/23/2007	262,267	(474)

						$(391)

(l)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$3,822
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	11,632
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	2,125
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	10,803
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	12,199
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	5,408

							$43,988	$45,989

(m)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$3,651
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	10,689
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	1,636
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	9,830
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	11,091
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	4,978

							$41,284	$41,875

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$17,400	$157	$184
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	17,400	266	71

							$423	$255

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2007

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,156	$18,728	0.26%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,028	11,183	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,623	7,705	0.11%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,980	26,508	0.37%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,352	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,965	10,127	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	85	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,878	5,237	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,031	3,215	0.05%

				$79,744	$84,140	1.17%

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	10/2007	$1,894	$0	$1,894
Sell		164,576	10/2007	0	(3,307)	(3,307)
Buy		54,437	03/2008	385	0	385
Buy		164,576	07/2008	2,760	0	2,760
Buy	CHF	697	12/2007	21	0	21
Sell	EUR	178,968	10/2007	0	(12,111)	(12,111)
Sell	GBP	8,786	11/2007	0	(303)	(303)
Buy	INR	3,215,148	05/2008	1,086	0	1,086
Buy	JPY	506,416	10/2007	225	0	225
Buy	KRW	25,138,685	11/2007	19	0	19
Buy		46,200,305	05/2008	1,253	0	1,253
Buy	MXN	559,647	03/2008	0	(645)	(645)
Buy		301,854	07/2008	0	(9)	(9)
Buy	RUB	487,266	11/2007	300	0	300
Buy		2,458,528	01/2008	1,094	0	1,094

				$9,037	$(16,375)	$(7,338)

92	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.1%

BANKING & FINANCE 4.2%
Ajax Re Ltd.
11.944% due 05/08/2009	$85	$85

Bank of America Corp.
6.000% due 09/01/2017	500	513

Bear Stearns Cos., Inc.
6.400% due 10/02/2017 (a)	1,000	997
6.950% due 08/10/2012	137	143

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	25

Citigroup, Inc.
6.000% due 08/15/2017	500	513

Ferrellgas Escrow LLC
6.750% due 05/01/2014	92	90

Ford Motor Credit Co.
7.375% due 02/01/2011	25	24
7.800% due 06/01/2012	225	214

General Motors Acceptance Corp.
6.750% due 12/01/2014	10	9
6.875% due 08/28/2012	100	94
7.000% due 02/01/2012	50	47
7.250% due 03/02/2011	65	63

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	512

KRATON Polymers LLC
8.125% due 01/15/2014	50	49

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	50	50
11.625% due 10/15/2017	75	73

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	29

SLM Corp.
5.440% due 01/25/2008	200	200

Tenneco, Inc.
8.625% due 11/15/2014	45	46
10.250% due 07/15/2013	25	27

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	51

Ventas Realty LP
6.750% due 04/01/2017	25	25

Yankee Acquisition Corp.
9.750% due 02/15/2017	15	14

		3,893

INDUSTRIALS 11.5%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	45	35

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	50	41

Actuant Corp.
6.875% due 06/15/2017	50	50

Albertson’s, Inc.
7.450% due 08/01/2029	125	121

Allied Waste North America, Inc.
7.250% due 03/15/2015	65	67

AmeriGas Partners LP
7.125% due 05/20/2016	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	496

ARAMARK Corp.
8.500% due 02/01/2015	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$75	$73

Berry Plastics Holding Corp.
8.875% due 09/15/2014	90	92

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	100	94

Bowater Canada Finance
7.950% due 11/15/2011	25	21

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	489

Cascades, Inc.
7.250% due 02/15/2013	25	25

Celestica, Inc.
7.875% due 07/01/2011	50	48

Charter Communications Operating LLC
8.375% due 04/30/2014	150	151

Chemtura Corp.
6.875% due 06/01/2016	75	72

Chesapeake Energy Corp.
6.875% due 01/15/2016	50	50
7.000% due 08/15/2014	50	51

Comcast Corp.
5.900% due 03/15/2016	500	498

Community Health Systems, Inc.
8.875% due 07/15/2015	120	124

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	50	52

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	25	23

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	5	5
7.750% due 11/15/2015	25	26

CSC Holdings, Inc.
6.750% due 04/15/2012	75	73

DaVita, Inc.
7.250% due 03/15/2015	35	35

Delhaize America, Inc.
8.050% due 04/15/2027	25	27

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

Digicel Group Ltd.
8.875% due 01/15/2015	25	24

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	75	75

Dynegy Holdings, Inc.
7.125% due 05/15/2018	25	23
8.375% due 05/01/2016	100	101

Eaton Vance Corp.
6.500% due 10/02/2017 (a)	1,000	999

EchoStar DBS Corp.
7.000% due 10/01/2013	100	103
7.125% due 02/01/2016	40	41

El Paso Corp.
7.000% due 06/15/2017	140	143

Equistar Chemicals LP
8.750% due 02/15/2009	100	104

Ford Motor Co.
9.215% due 09/15/2021	25	22

Forest Oil Corp.
7.250% due 06/15/2019	125	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$25	$27
8.375% due 04/01/2017	175	192

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	75	73
9.125% due 12/15/2014 (b)	25	23
9.569% due 12/15/2014	25	24

General Motors Corp.
7.200% due 01/15/2011	100	96

Georgia-Pacific Corp.
7.125% due 01/15/2017	75	73

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	375	399

Herbst Gaming, Inc.
7.000% due 11/15/2014	20	16

Hertz Corp.
8.875% due 01/01/2014	75	78

Host Marriott LP
7.125% due 11/01/2013	25	25

Idearc, Inc.
8.000% due 11/15/2016	75	75

Ineos Group Holdings PLC
8.500% due 02/15/2016	125	120

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	100	101
9.250% due 06/15/2016	25	26

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	25	24

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	495

L-3 Communications Corp.
7.625% due 06/15/2012	50	51

Lyondell Chemical Co.
6.875% due 06/15/2017	25	27
8.250% due 09/15/2016	100	113

MGM Mirage
7.625% due 01/15/2017	100	100

Nalco Co.
8.875% due 11/15/2013	75	79

Nortel Networks Ltd.
10.125% due 07/15/2013	80	83
10.750% due 07/15/2016	25	26

NPC International, Inc.
9.500% due 05/01/2014	25	23

OPTI Canada, Inc.
8.250% due 12/15/2014	25	25

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	30	31

Quebecor Media, Inc.
7.750% due 03/15/2016 (a)	50	48

Qwest Communications International, Inc.
7.500% due 02/15/2014	75	76

Range Resources Corp.
7.375% due 07/15/2013	50	51

Reynolds American, Inc.
7.625% due 06/01/2016	50	53

RH Donnelley Corp.
8.875% due 10/15/2017 (a)	315	320

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	25	25

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	$25	$25

Sanmina-SCI Corp.
8.125% due 03/01/2016	35	30

SemGroup LP
8.750% due 11/15/2015	25	25

Sensata Technologies BV
8.000% due 05/01/2014	50	49

Service Corp. International
7.625% due 10/01/2018	15	16

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	49

Solectron Global Finance Ltd.
8.000% due 03/15/2016	25	27

Station Casinos, Inc.
6.625% due 03/15/2018	50	42
7.750% due 08/15/2016	50	50

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	40	42

Tenet Healthcare Corp.
9.875% due 07/01/2014	25	23

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	487

TRW Automotive, Inc.
7.000% due 03/15/2014	25	24

Valero Energy Corp.
6.125% due 06/15/2017	500	504

Verso Paper Holdings LLC
9.125% due 08/01/2014	45	47

West Corp.
9.500% due 10/15/2014	80	83

Williams Cos., Inc.
7.625% due 07/15/2019	100	108
7.875% due 09/01/2021	100	109

Williams Partners LP
7.250% due 02/01/2017	50	51

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	44

XTO Energy, Inc.
6.250% due 08/01/2017	500	509

		10,633

UTILITIES 2.4%
AT&T Corp.
8.000% due 11/15/2031	250	305

Cincinnati Bell, Inc.
8.375% due 01/15/2014	50	50

Citizens Communications Co.
7.125% due 03/15/2019	100	99

Complete Production Services, Inc.
8.000% due 12/15/2016	50	50

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	307

Edison Mission Energy
7.000% due 05/15/2017	75	74
7.200% due 05/15/2019	35	35
7.750% due 06/15/2016	25	26

Embarq Corp.
7.082% due 06/01/2016	100	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Exelon Generation Co. LLC
6.200% due 10/01/2017	$590	$592

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	26

Nevada Power Co.
6.650% due 04/01/2036	75	75

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

PSEG Energy Holdings LLC
8.500% due 06/15/2011	50	53

Qwest Corp.
7.875% due 09/01/2011	100	105

Reliant Energy, Inc.
6.750% due 12/15/2014	100	101
7.875% due 06/15/2017	25	25

Tenaska Alabama Partners LP
7.000% due 06/30/2021	47	48

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	20	21

		2,196

Total Corporate Bonds & Notes (Cost $16,757)		16,722

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037	50	51

Citigroup, Inc.
3.350% due 10/01/2012	25	25

Total Convertible Bonds & Notes (Cost $76)		76

U.S. GOVERNMENT AGENCIES 62.9%
Fannie Mae
3.770% due 04/25/2023	22	22
4.042% due 08/01/2033 (f)	361	359
4.140% due 03/25/2022	34	35
4.190% due 09/25/2022	18	18
4.240% due 01/25/2022 - 03/01/2034	234	238
4.291% due 12/01/2033 (f)	281	282
4.509% due 11/01/2033	205	206
4.605% due 09/01/2035	101	100
4.777% due 09/25/2022	19	19
4.948% due 07/01/2018	14	14
5.000% due 01/01/2016	161	159
5.177% due 10/25/2008	34	34
5.250% due 09/01/2016 - 09/01/2017	45	45
5.375% due 11/01/2016 - 01/01/2018	19	19
5.439% due 03/01/2016	11	11
5.455% due 01/01/2018	12	12
5.474% due 09/01/2017 - 03/01/2033	161	161
5.500% due 08/01/2018 - 11/01/2037	11,587	11,348
5.500% due 04/01/2037 - 09/01/2037 (f)	18,732	18,351
5.533% due 11/01/2020	89	89
5.540% due 04/01/2017	9	9
5.543% due 07/01/2017 - 12/01/2027	340	342
5.556% due 11/25/2021	23	23
5.572% due 03/01/2020	14	14
5.606% due 07/25/2021	46	47
5.724% due 08/01/2017	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 06/01/2017 - 07/01/2017	$47	$48
5.799% due 07/01/2017	11	11
5.827% due 10/25/2008	30	30
5.851% due 11/01/2018	4	4
5.856% due 08/25/2022	17	18
5.896% due 09/01/2017	20	20
5.899% due 01/01/2019	13	13
5.956% due 05/25/2022	20	20
5.971% due 01/01/2027	18	18
5.974% due 08/01/2017	21	21
5.976% due 10/25/2008	19	19
6.000% due 09/01/2036 (f)	19,625	19,661
6.006% due 05/25/2018 - 10/25/2020	73	74
6.014% due 04/18/2028 - 09/18/2031	38	38
6.056% due 04/25/2021 - 10/25/2021	154	158
6.095% due 05/01/2019	17	17
6.105% due 11/01/2020	17	17
6.152% due 12/01/2027	8	8
6.206% due 10/01/2044	32	33
6.221% due 02/01/2028	5	5
6.257% due 01/01/2028	5	5
6.267% due 05/01/2028	21	21
6.356% due 01/25/2024	50	52
6.456% due 11/25/2021	79	80
6.500% due 06/25/2028 - 03/25/2031	376	380
6.500% due 11/18/2029 (f)	500	521
6.650% due 02/25/2022	17	17
6.900% due 05/25/2023	266	278
6.978% due 02/01/2032	105	108
7.000% due 07/25/2022 - 06/25/2032	576	597
7.500% due 07/25/2022 - 10/25/2022	125	131
8.000% due 04/25/2021 - 07/25/2022	194	202

Freddie Mac
4.000% due 02/15/2017	245	241
4.960% due 08/01/2017	15	16
5.022% due 11/01/2017	56	57
5.346% due 02/01/2015	91	92
5.531% due 08/25/2036	75	75
5.549% due 06/01/2019	50	51
5.625% due 08/01/2018	28	28
5.750% due 01/01/2020	39	39
5.770% due 02/01/2018	61	61
5.864% due 05/01/2019	13	13
6.000% due 03/15/2017	13	13
6.500% due 11/15/2021 - 03/15/2024	555	574
6.750% due 01/15/2024	68	71
7.000% due 10/15/2013 - 08/15/2023	725	744
7.500% due 09/01/2011 (f)	138	142
8.500% due 06/15/2031	577	661
9.000% due 09/15/2020	248	270
9.500% due 03/15/2020	45	45

Vendee Mortgage Trust
6.500% due 09/15/2024	356	372

Total U.S. Government Agencies (Cost $57,967)		58,182

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,018

Total U.S. Treasury Obligations (Cost $997)		1,018

94	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.7%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$426	$424
5.634% due 07/10/2046	500	504

Banc of America Funding Corp.
4.112% due 05/25/2035	119	116
5.723% due 06/20/2035	236	236

Banc of America Mortgage Securities, Inc.
4.146% due 07/25/2034	185	182
4.708% due 04/25/2035	290	288
5.531% due 03/25/2034	222	221
5.581% due 01/25/2034	94	94

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2035	180	178

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	313	315
7.000% due 05/20/2030	396	435

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	491

Countrywide Alternative Loan Trust
6.293% due 07/20/2035	261	257

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	224
5.361% due 05/25/2035	138	134
5.401% due 03/25/2035	309	308
5.451% due 03/25/2035	353	346

CS First Boston Mortgage Securities Corp.
5.164% due 03/25/2034	320	318

Downey Savings & Loan Association Mortgage Loan Trust
5.902% due 11/19/2044	242	238
7.286% due 07/19/2044	138	140

First Horizon Asset Securities, Inc.
5.631% due 03/25/2018	234	233

First Republic Mortgage Loan Trust
6.002% due 11/15/2030	141	140

Greenpoint Mortgage Funding Trust
5.391% due 10/25/2045	79	78

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	509	488
6.710% due 04/25/2032	91	91

Harborview Mortgage Loan Trust
5.812% due 08/19/2045	72	71

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	494
5.430% due 02/15/2040	500	494

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	600	589

MASTR Alternative Loans Trust
7.000% due 06/25/2034	155	157

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	221	221

Mellon Residential Funding Corp.
6.122% due 09/15/2030	268	268

Merrill Lynch Mortgage Investors, Inc.
6.424% due 09/25/2033	136	138

MLCC Mortgage Investors, Inc.
5.471% due 04/25/2028	154	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.328% due 11/12/2041	$580	$572
5.374% due 11/14/2042	500	494

Provident Funding Mortgage Loan Trust
4.042% due 04/25/2034	262	259

Sequoia Mortgage Trust
5.846% due 07/20/2033	171	169
5.876% due 10/20/2027	60	60
5.876% due 04/20/2033	226	224
5.896% due 10/20/2027	331	331
5.946% due 12/20/2032	287	287

Structured Asset Mortgage Investments, Inc.
5.361% due 07/25/2036	145	141
5.842% due 05/19/2035	295	295

Thornburg Mortgage Securities Trust
5.401% due 03/25/2044	292	287
5.501% due 09/25/2044	228	228

Washington Mutual, Inc.
3.798% due 06/25/2034	55	54
4.326% due 06/25/2033	298	294
5.421% due 12/25/2045	238	233
5.671% due 12/25/2027	266	266
5.962% due 10/25/2044	280	278
6.002% due 11/25/2034	280	276
6.183% due 11/25/2042	26	26

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	181	179
4.224% due 09/25/2034	184	183
4.361% due 09/25/2034	289	286
4.498% due 01/25/2035	300	298
4.538% due 02/25/2035	449	444

Total Mortgage-Backed Securities (Cost $15,394)		15,444

ASSET-BACKED SECURITIES 7.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	269	269

Ameriquest Mortgage Securities, Inc.
8.656% due 11/25/2032	291	99
9.008% due 02/25/2033	200	97

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	69	67

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034 (f)	384	383
5.461% due 10/25/2032 (f)	140	137
5.461% due 01/25/2036 (f)	823	811
5.531% due 10/27/2032	90	89
5.621% due 06/25/2036	400	392
6.502% due 10/25/2037	217	216

Countrywide Asset-Backed Certificates
5.221% due 04/25/2036	56	56

Green Tree Financial Corp.
6.870% due 01/15/2029	570	589

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,495

Home Equity Mortgage Trust
5.191% due 08/25/2036	78	78

Irwin Home Equity Corp.
5.671% due 07/25/2032	12	12

Morgan Stanley ABS Capital I
5.211% due 01/25/2036	350	349

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033 (f)	309	300

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036 (f)		$252	$240

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,246	1,231

TABS Ltd.
7.206% due 02/12/2047		280	34

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		122	122

Total Asset-Backed Securities (Cost $7,003)			7,066

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	9,366	81

Royal Bank of Scotland Group PLC
8.162% due 10/29/2049 (a)	GBP	800	1,697

Total Foreign Currency-Denominated Issues (Cost $1,692)			1,778

SHORT-TERM INSTRUMENTS 53.9%

COMMERCIAL PAPER 45.0%
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		$900	885

DnB NORBank ASA
5.080% due 01/04/2008		1,400	1,381

Freddie Mac
4.000% due 10/01/2007		32,100	32,100
4.057% due 10/01/2007		1,800	1,800

Intesa Funding LLC
5.180% due 10/01/2007		1,800	1,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		1,800	1,800

UBS Finance Delaware LLC
4.750% due 10/01/2007		1,800	1,800

			41,566

REPURCHASE AGREEMENTS 8.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		7,625	7,625

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $196; U.S. Treasury Bills 4.625% 02/29/2008 valued at $653. Repurchase proceeds at $825.)

U.S. TREASURY BILLS 0.7%
3.917% due 12/13/2007 (c)(d)		630	623

Total Short-Term Instruments (Cost $49,817)			49,814

Total Investments (e) 162.3% (Cost $149,703)			$150,100

Written Options (h) (0.0%) (Premiums $1)			(1)

Other Assets and Liabilities (Net) (62.3%)			(57,644)

Net Assets 100.0%			$92,455

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Schedule of Investments  Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $115 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $19,510 at a weighted average interest rate of 5.31%. On September 30, 2007, securities valued at $40,876 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$50	$1
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	50	(1)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	2,500	762
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	25	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	50	1
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	50	(2)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	50	(1)
Credit Suisse First Boston	Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	75	0
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	3.060%		09/20/2012	50	3
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	2,500	(739)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	100	1
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	100	0
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	50	0
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	25	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	2,500	(23)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	25	0
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	25	0
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	50	(3)
Morgan Stanley	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	1,000	(6)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	50	(2)
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	50	1

							$(8)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$1,000	$1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	33,800	(15)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	200	0

						$(14)

96	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$50	$0	$1
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	50	1	0

							$1	$1

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2037	$20,000	$20,044	$20,028

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	801	11/2007	$0	$(16)	$(16)
Sell	JPY	10,000	10/2007	0	(4)	(4)

				$0	$(20)	$(20)

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Kinder Morgan, Inc.
7.070% due 05/24/2014	$97	$95

SLM Corp.
6.000% due 06/30/2008	500	499

Total Bank Loan Obligations (Cost $595)		594

CORPORATE BONDS & NOTES 77.6%

BANKING & FINANCE 34.9%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	201

Allstate Corp.
6.125% due 05/15/2067	100	98
7.200% due 12/01/2009	200	209

American Express Co.
6.150% due 08/28/2017	300	303

American International Group, Inc.
2.875% due 05/15/2008	300	295
5.050% due 10/01/2015	200	191
6.250% due 05/01/2036	200	204

Anadarko Finance Co.
6.750% due 05/01/2011	200	209

Archstone-Smith Trust
7.900% due 02/15/2016	25	27

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	191

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	200	189
5.625% due 10/14/2016	1,000	1,001
6.000% due 09/01/2017	300	308

Bank One Corp.
5.250% due 01/30/2013	100	99
9.875% due 03/01/2009	50	53

BB&T Capital Trust IV
6.820% due 06/12/2077	200	194

BB&T Corp.
6.500% due 08/01/2011	30	31

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	196
5.760% due 07/19/2010	400	393
6.950% due 08/10/2012	200	209

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	232

BNP Paribas
5.186% due 06/29/2049	700	643

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	385

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	193
5.625% due 08/27/2012	400	405
6.000% due 02/21/2012	190	195
6.000% due 08/15/2017	240	246
6.125% due 08/25/2036	800	795

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	$300	$299

Credit Agricole S.A.
6.637% due 05/29/2049	200	188

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	98

General Electric Capital Corp.
5.000% due 01/08/2016	100	97
5.450% due 01/15/2013	350	354
5.628% due 08/15/2011	500	494
6.750% due 03/15/2032	500	552

General Motors Acceptance Corp.
6.360% due 09/23/2008	200	197
6.875% due 09/15/2011	50	48

GMAC LLC
6.625% due 05/15/2012	100	93

Goldman Sachs Group LP
4.500% due 06/15/2010	250	247

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	293
5.300% due 12/22/2008	200	199
5.700% due 09/01/2012	300	304
6.125% due 02/15/2033	600	590
6.250% due 09/01/2017	300	307
6.600% due 01/15/2012	100	105
6.750% due 10/01/2037 (b)	200	201

HBOS Capital Funding LP
6.071% due 06/29/2049	800	771

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,629
9.547% due 12/29/2049	100	110

HSBC Finance Corp.
4.125% due 03/11/2008	200	199

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	285
5.125% due 09/15/2014	100	98
6.625% due 03/15/2012	350	368
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	100	99

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	375

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	279
6.625% due 01/18/2012	30	31

MBNA America Bank N.A.
7.125% due 11/15/2012	145	156

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	$150	$149

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	103

Morgan Stanley
4.750% due 04/01/2014	900	847
5.300% due 03/01/2013	325	320
5.375% due 10/15/2015	250	240
5.750% due 08/31/2012	100	100
6.250% due 08/28/2017	100	102
6.600% due 04/01/2012	100	104

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	1,000

Natexis AMBS Co. LLC
8.440% due 12/29/2049	100	102

Preferred Term Securities XII
6.244% due 03/24/2034	100	101

Prudential Financial, Inc.
5.853% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	142

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	645

RBS Capital Trust III
5.512% due 09/29/2049	200	187

Resona Bank Ltd.
5.850% due 09/29/2049	300	283

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	514

SB Treasury Co. LLC
9.400% due 12/29/2049	200	207

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	280

UBS Preferred Funding Trust V
6.243% due 05/29/2049	700	690

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	96

USB Capital IX
6.189% due 04/15/2049	975	977

Ventas Realty LP
6.750% due 06/01/2010	200	204

Wachovia Bank N.A.
5.000% due 08/15/2015	300	283
7.800% due 08/18/2010	30	32

Wells Fargo & Co.
5.270% due 03/23/2010	75	75
5.460% due 01/12/2011	200	199

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	1,013

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	299

		28,223

INDUSTRIALS 28.2%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	83

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	304

American Airlines, Inc.
6.978% due 10/01/2012	80	80
7.858% due 10/01/2011	50	53

98	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Greetings Corp.
7.375% due 06/01/2016	$100	$98

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	198

Apache Corp.
6.000% due 01/15/2037	200	193

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	90

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	98

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	186
6.000% due 08/15/2016	100	100

Cardinal Health, Inc.
5.499% due 10/02/2009	200	200

CBS Corp.
5.625% due 08/15/2012	500	498

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	164

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	296
6.875% due 01/15/2016	200	201
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
5.575% due 02/20/2009	60	60

Clorox Co.
5.828% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	112

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	311
8.875% due 05/01/2017	35	41

Comcast Corp.
5.300% due 01/15/2014	100	97
5.850% due 01/15/2010	200	203
5.875% due 02/15/2018	100	99
6.450% due 03/15/2037	200	198
7.050% due 03/15/2033	100	106

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	199

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	151
6.253% due 12/14/2007	100	100
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	139

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	244

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
7.300% due 01/15/2012	$100	$107

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	355

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	95

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	491

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	492

EnCana Corp.
4.750% due 10/15/2013	100	95
6.500% due 08/15/2034	100	103

Energy Transfer Partners LP
6.125% due 02/15/2017	500	483

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

EOG Resources, Inc.
5.875% due 09/15/2017	600	601

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	110

Fund American Cos., Inc.
5.875% due 05/15/2013	150	148

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	259

Gazprom International S.A.
7.201% due 02/01/2020	91	93

General Mills, Inc.
5.650% due 09/10/2012	200	202
5.700% due 02/15/2017	200	197

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	681
8.125% due 05/15/2011	100	102

HCA, Inc.
6.750% due 07/15/2013	200	180

Hess Corp.
7.875% due 10/01/2029	200	231

HJ Heinz Co.
6.428% due 12/01/2008	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	98

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	146

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017	400	403
8.375% due 11/01/2019	30	37

JC Penney Corp., Inc.
6.375% due 10/15/2036	200	188
8.000% due 03/01/2010	100	106

JetBlue Airways Corp.
9.944% due 03/15/2008	41	42

Kern River Funding Corp.
4.893% due 04/30/2018	64	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kraft Foods, Inc.
6.500% due 08/11/2017	$300	$310

Kroger Co.
5.500% due 02/01/2013	200	200

Magellan Midstream Partners LP
6.400% due 05/01/2037	100	96

MGM Mirage
6.625% due 07/15/2015	100	95

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	580

Newmont Mining Corp.
5.875% due 04/01/2035	100	88

News America Holdings, Inc.
9.250% due 02/01/2013	400	464

Norfolk Southern Corp.
7.250% due 02/15/2031	100	109

Northrop Grumman Corp.
7.750% due 02/15/2031	100	118

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	194

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	285

Phelps Dodge Corp.
8.750% due 06/01/2011	200	223
9.500% due 06/01/2031	200	261

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	180

Plains All American Pipeline LP
6.125% due 01/15/2017	400	401

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	94

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	203

Reynolds American, Inc.
7.750% due 06/01/2018	100	107

Rogers Cable, Inc.
5.500% due 03/15/2014	100	97
6.750% due 03/15/2015	200	206

Safeway, Inc.
5.550% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	211

Suncor Energy, Inc.
6.500% due 06/15/2038	400	411

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	56	59

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	234
6.550% due 05/01/2037	840	827

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	88	42

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USX Corp.
6.850% due 03/01/2008	$30	$30

Vale Overseas Ltd.
6.250% due 01/11/2016	200	202
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	98
7.500% due 04/15/2032	400	440

Viacom, Inc.
6.250% due 04/30/2016	500	502

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.824% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.100% due 08/01/2026	10	10

WellPoint, Inc.
4.250% due 12/15/2009	100	99

Westfield Group
5.700% due 10/01/2016	100	97

Weyerhaeuser Co.
6.210% due 09/24/2009	300	301

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

Wyeth
4.375% due 03/01/2008	100	100

Xerox Corp.
6.396% due 12/18/2009	100	100

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	108

Yum! Brands, Inc.
8.875% due 04/15/2011	140	156

		22,754

UTILITIES 14.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	99
5.650% due 08/15/2012	300	302

AT&T Corp.
7.300% due 11/15/2011	447	481

AT&T, Inc.
5.100% due 09/15/2014	300	291
6.500% due 09/01/2037	500	517

BellSouth Corp.
5.200% due 09/15/2014	300	292
5.200% due 12/15/2016	100	96

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	135

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	$330	$354

Duke Energy Corp.
6.450% due 10/15/2032	200	206

Enel Finance International S.A.
6.800% due 09/15/2037	200	204

Energy East Corp.
6.750% due 07/15/2036	100	102

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	148
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

Exelon Corp.
4.900% due 06/15/2015	200	187

Florida Power Corp.
5.975% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	247

Indianapolis Power & Light
6.300% due 07/01/2013	150	154

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	154

Kentucky Power Co.
6.000% due 09/15/2017	200	199

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	200

Nevada Power Co.
6.500% due 05/15/2018	150	152

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	107

Ohio Edison Co.
5.450% due 05/01/2015	100	98
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	95
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198

Progress Energy, Inc.
6.850% due 04/15/2012	200	211
7.100% due 03/01/2011	94	99

PSEG Power LLC
6.950% due 06/01/2012	200	211
8.625% due 04/15/2031	100	124

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	152

Qwest Corp.
8.944% due 06/15/2013	100	107

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	29	29

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	197

Southern California Edison Co.
5.000% due 01/15/2014	200	195

Sprint Capital Corp.
8.375% due 03/15/2012	500	551

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TECO Energy, Inc.
6.750% due 05/01/2015	$200	$206
7.000% due 05/01/2012	300	313

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	195
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	187

TXU Energy Co. LLC
6.194% due 09/16/2008	100	100

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	232

Verizon New England, Inc.
6.500% due 09/15/2011	200	207

Virginia Electric & Power Co.
5.400% due 01/15/2016	500	484
5.950% due 09/15/2017	300	300
6.000% due 05/15/2037	100	96

Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	100

		11,746

Total Corporate Bonds & Notes (Cost $63,658)		62,723

CONVERTIBLE BONDS 0.3%
ERP Operating LP
3.850% due 08/15/2026	200	198

Total Convertible Bonds (Cost $202)		198

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
5.500% due 07/01/2036 - 07/01/2037 (g)	2,103	2,061
5.500% due 09/01/2037 - 10/01/2037	6,000	5,877
6.000% due 04/01/2036 - 10/01/2036	1,462	1,465

Total U.S. Government Agencies (Cost $9,350)		9,403

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025	111	111

U.S. Treasury Bonds
4.750% due 02/15/2037	100	99

Total U.S. Treasury Obligations (Cost $211)		210

SOVEREIGN ISSUES 1.0%
Croatia Government International Bond
6.188% due 07/31/2010	21	21

Korea Development Bank
4.750% due 07/20/2009	300	298

100	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mexico Government International Bond
6.750% due 09/27/2034		$78	$85

Panama Government International Bond
9.625% due 02/08/2011		100	112

Russia Government International Bond
7.500% due 03/31/2030		149	169

South Africa Government International Bond
7.375% due 04/25/2012		90	97

Total Sovereign Issues (Cost $756)			782

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	437

Credit Logement S.A.
4.604% due 03/29/2049		300	415

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	160

France Telecom S.A.
6.750% due 03/14/2008		90	129

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,251

HSBC Holdings PLC
5.375% due 12/20/2012		60	87

RBS Capital Trust A
6.467% due 12/29/2049		325	477

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	$53

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	464

Total Foreign Currency-Denominated Issues (Cost $3,148)			3,473

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.130% due 12/31/2049		4,000	96

Total Preferred Stocks (Cost $100)			96

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

COMMERCIAL PAPER 6.8%
Freddie Mac
4.000% due 10/01/2007		$1,000	1,000

UBS Finance Delaware LLC
5.245% due 10/26/2007		800	797

Westpac Trust Securities NZ Ltd.
5.230% due 11/19/2007		3,700	3,674

			5,471

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$487	$487

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $502. Repurchase proceeds are $487.)

U.S. TREASURY BILLS 1.1%
3.981% due 11/29/2007 - 12/13/2007 (c)(e)(h)	910	902

Total Short-Term Instruments (Cost $6,861)		6,860

PURCHASED OPTIONS (j) 0.7%
(Cost $591)		599

Total Investments (f) 105.1% (Cost $85,472)		$84,938

Written Options (k) (0.7%) (Premiums $539)		(528)

Other Assets and Liabilities (Net) (4.4%)		(3,571)

Net Assets 100.0%		$80,839

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $600 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $1,997 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $2,061 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	89	$110
90-Day Eurodollar March Futures	Long	03/2009	109	91
90-Day Eurodollar September Futures	Long	09/2009	83	38
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	35	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	23

				$270

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%		12/20/2007	$100	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%		12/20/2007	100	0
Bank of America	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	3,000	(31)
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	400	(1)
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	100	0

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	$100	$0
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	100	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	500	10
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	45
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	1,100	(9)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	100	0
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	100	0
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	1
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%	)	12/20/2012	100	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	1
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	5
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	500	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	(1)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	1
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	200	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	(3)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	500	(6)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	1
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	100	0
Citibank N.A.	Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	300	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	200	(1)
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	200	1
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	200	2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	500	(1)
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	200	0
Credit Suisse First Boston	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	100	0
Credit Suisse First Boston	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	100	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	500	(14)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	8
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	7
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	200	0
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	500	(6)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	100	1
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	100	6
Deutsche Bank AG	Viacom, Inc. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	400	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	200	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(4)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(2)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	100	0
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(43)
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	100	1
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	100	10
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	100	0
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	100	(1)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	5
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	14
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(196)
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	100	9
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	500	(25)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	(1)

102	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	$100	$0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	202
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	600	(5)
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	200	17
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	500	(3)
Lehman Brothers, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	500	6
Lehman Brothers, Inc.	Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	500	(2)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%	)	06/20/2012	500	2
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	200	1
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.585%		09/20/2012	1,600	(1)
Lehman Brothers, Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	100	0
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%	)	12/20/2012	300	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	0
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	100	0
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	400	(2)
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.250%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.500% due 12/01/2011	Buy	(0.230%	)	12/20/2012	200	0
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%	)	12/20/2012	200	0
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(5)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	0
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	100	0
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	(1)
Morgan Stanley	Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	100	1
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%	)	06/20/2012	100	1
Morgan Stanley	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	700	(2)
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	200	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	100	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	21
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	(1)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	1
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	1
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% due 07/15/2028	Buy	(0.290%	)	09/20/2012	100	0
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%	)	12/20/2012	300	0
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%	)	12/20/2012	200	(1)
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	400	0
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	500	0

See Accompanying Notes	Semiannual Report	September 30, 2007	103

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	$300	$26
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	200	13
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	200	(1)
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	200	(1)
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	300	0
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%		03/20/2008	100	0

							$47

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	5,600	$(1)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	2,700	(32)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	17
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	GBP	500	(19)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	41
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(2)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	130,000	(31)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,800	(14)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(4)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,800	179
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		900	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,800	54
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	25
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,600	(34)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		500	31
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	34
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(9)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(55)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,000	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,440	(228)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,100	73
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	1

							$95

(j)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$79
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	54	61
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	36
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	500	2	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	8,000	112	109
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	63

							$550	$545

Foreign Currency Options
Description	Strike Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$16
Put - OTC Euro versus U.S. dollar	1.355	05/21/2008		200	6	2
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	17
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	9
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	3

					$41	$54

104	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	25	$11	$9
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	20	12	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	20	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2007	20	9	9

				$37	$27

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$2,500	$67	$70
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	2,700	72	95
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	50
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	31
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	57
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	200	2	5
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	110
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	59

							$471	$477

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$3,400	$12	$3
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	3,400	19	21

							$31	$24

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,349	10/2007	$72	$0	$72
Buy	BRL	309	10/2007	19	0	19
Sell		309	10/2007	0	(11)	(11)
Buy		779	03/2008	54	0	54
Buy		905	07/2008	24	0	24
Sell	CAD	44	11/2007	0	(1)	(1)
Buy	CLP	27,495	03/2008	2	0	2
Buy	CNY	10,884	07/2008	18	0	18
Sell		4,656	07/2008	0	(5)	(5)
Sell	EUR	2,121	10/2007	0	(137)	(137)
Sell	GBP	407	11/2007	0	(14)	(14)
Buy	INR	14,413	10/2007	11	0	11
Sell		14,413	10/2007	0	(15)	(15)
Buy		1,109	11/2007	1	0	1
Buy		14,491	05/2008	17	0	17
Buy	KRW	157,505	10/2007	1	0	1
Sell		157,505	10/2007	0	(2)	(2)
Buy		331,844	05/2008	9	0	9
Buy		179,212	08/2008	2	0	2
Buy	MXN	6,003	03/2008	5	0	5
Buy	NOK	1,111	12/2007	15	0	15
Buy	PLN	1,442	07/2008	20	0	20
Buy	RUB	346	11/2007	1	0	1
Buy		8,301	12/2007	13	0	13
Buy		5,155	01/2008	6	0	6
Buy		2,765	07/2008	1	0	1
Buy	SGD	261	10/2007	2	0	2
Buy		70	02/2008	1	0	1
Buy		518	05/2008	8	0	8
Buy	TWD	575	10/2007	0	0	0
Sell		575	10/2007	0	0	0
Buy		574	11/2007	0	0	0
Buy	ZAR	153	03/2008	0	0	0

				$302	$(185)	$117

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Schedule of Investments  Long Duration Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$1,000	$1,000

SLM Corp.
6.000% due 06/30/2008	400	399

Total Bank Loan Obligations (Cost $1,348)		1,399

CORPORATE BONDS & NOTES 36.3%

BANKING & FINANCE 10.6%
ABX Financing Co.
6.350% due 10/15/2036	810	787

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	200	220

American Express Centurion Bank
5.819% due 05/07/2008	30	30

American Express Credit Corp.
5.780% due 03/02/2009	10	10

American International Group, Inc.
6.250% due 05/01/2036	980	998

Bank of America N.A.
5.704% due 06/12/2009	200	199
6.000% due 10/15/2036	2,100	2,067

Citigroup, Inc.
5.240% due 12/26/2008	10	10
5.875% due 05/29/2037	500	484
6.125% due 08/25/2036	1,100	1,093
6.625% due 06/15/2032	1,100	1,152

Credit Agricole S.A.
5.505% due 05/28/2009	200	200

Export-Import Bank of Korea
5.711% due 06/01/2009	200	200

General Electric Capital Corp.
5.460% due 10/21/2010	10	10
5.628% due 08/15/2011	10	10
6.750% due 03/15/2032	1,350	1,491

Goldman Sachs Group, Inc.
5.540% due 02/06/2012	500	492
6.125% due 02/15/2033	1,500	1,475
6.450% due 05/01/2036	800	783
6.750% due 10/01/2037 (a)	1,200	1,209

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	362
5.875% due 11/01/2034	60	57

HSBC Holdings PLC
6.500% due 05/02/2036	690	699

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	600	592

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,010	946

Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	300	299

Metropolitan Life Global Funding I
5.560% due 05/17/2010	100	99

Morgan Stanley
5.410% due 05/07/2009	500	496

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	320	382

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,000	922

RBS Capital Trust II
6.425% due 12/29/2049	1,290	1,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Preferred Funding Trust V
6.243% due 05/29/2049	$1,600	$1,578

Wachovia Bank N.A.
5.850% due 02/01/2037	800	767

Wachovia Corp.
5.500% due 08/01/2035	10	9

Wells Fargo & Co.
5.375% due 02/07/2035	100	90

Wells Fargo Capital X
5.950% due 12/15/2036	600	552

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

		21,957

INDUSTRIALS 14.3%
Amgen, Inc.
6.375% due 06/01/2037	1,700	1,684

Anadarko Petroleum Corp.
6.450% due 09/15/2036	925	914

AstraZeneca PLC
6.450% due 09/15/2037	1,000	1,040

Barrick Gold Corp.
5.800% due 11/15/2034	10	9

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	250	242

Canadian National Railway Co.
6.375% due 11/15/2037	300	305

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	890	829
6.250% due 03/15/2038	800	774
6.450% due 06/30/2033	100	99

Comcast Corp.
6.450% due 03/15/2037	300	297
6.950% due 08/15/2037	200	211
7.050% due 03/15/2033	1,340	1,417

Conoco Funding Co.
7.250% due 10/15/2031	10	11

ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	2,500	2,488

CSX Corp.
6.150% due 05/01/2037	100	96

CVS Caremark Corp.
5.921% due 06/01/2010	100	100

Devon Energy Corp.
7.950% due 04/15/2032	400	478

Devon Financing Corp. ULC
7.875% due 09/30/2031	1,430	1,694

EnCana Corp.
6.500% due 08/15/2034	1,450	1,489
6.625% due 08/15/2037	300	309

Energy Transfer Partners LP
6.625% due 10/15/2036	1,200	1,135

Enterprise Products Operating LP
5.750% due 03/01/2035	100	89

Gaz Capital for Gazprom
8.625% due 04/28/2034	510	650

Georgia-Pacific Corp.
7.750% due 11/15/2029	30	29

International Business Machines Corp.
5.700% due 09/14/2017	700	705

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	$850	$753
6.500% due 02/01/2037	600	576
6.950% due 01/15/2038	10	10

Kraft Foods, Inc.
6.500% due 11/01/2031	530	523
7.000% due 08/11/2037	800	842

Lockheed Martin Corp.
7.750% due 05/01/2026	7	8

Marathon Oil Corp.
6.600% due 10/01/2037	300	308

Norfolk Southern Corp.
7.250% due 02/15/2031	20	22

ONEOK Partners LP
6.850% due 10/15/2037	1,400	1,416

Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	538

Suncor Energy, Inc.
6.500% due 06/15/2038	1,300	1,334

Time Warner Cable, Inc.
6.550% due 05/01/2037	1,600	1,573

Time Warner, Inc.
7.700% due 05/01/2032	70	77

Vale Overseas Ltd.
6.875% due 11/21/2036	10	10

Valero Energy Corp.
6.625% due 06/15/2037	800	815
7.500% due 04/15/2032	850	935
8.750% due 06/15/2030	25	31

Viacom, Inc.
6.875% due 04/30/2036	450	450

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	1,200	1,249

XTO Energy, Inc.
6.100% due 04/01/2036	1,250	1,213

		29,777

UTILITIES 11.4%
AEP Texas Central Co.
6.650% due 02/15/2033	700	712

Appalachian Power Co.
6.700% due 08/15/2037	1,010	1,041

AT&T Corp.
8.000% due 11/15/2031	2,870	3,502

AT&T, Inc.
6.500% due 09/01/2037	450	466

BellSouth Corp.
6.550% due 06/15/2034	15	15

British Telecommunications PLC
9.125% due 12/15/2030	630	837

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	2,000	2,455

Duke Energy Corp.
6.450% due 10/15/2032	680	702

Enel Finance International S.A.
6.800% due 09/15/2037	1,300	1,328

FirstEnergy Corp.
7.375% due 11/15/2031	1,050	1,152

France Telecom S.A.
8.500% due 03/01/2031	1,480	1,908

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	1,330	1,295
6.500% due 09/15/2037	700	710

106	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pacific Gas & Electric Co.
5.800% due 03/01/2037	$1,000	$948
6.050% due 03/01/2034	920	907

Progress Energy, Inc.
7.750% due 03/01/2031	1,000	1,156

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	600	551

Southern California Edison Co.
5.550% due 01/15/2037	400	370
5.625% due 02/01/2036	100	94
6.000% due 01/15/2034	700	691

Sprint Capital Corp.
8.750% due 03/15/2032	600	690

Telecom Italia Capital S.A.
7.200% due 07/18/2036	370	393

Telefonica Emisones SAU
7.045% due 06/20/2036	300	321

Verizon Global Funding Corp.
5.850% due 09/15/2035	1,012	970

Virginia Electric & Power Co.
6.000% due 01/15/2036	20	19
6.000% due 05/15/2037	500	480

		23,713

Total Corporate Bonds & Notes (Cost $75,560)		75,447

MUNICIPAL BONDS 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	79

Total Municipal Bonds (Cost $63)		79

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
4.000% due 02/25/2019	100	91
4.300% due 08/18/2010	10	10
5.000% due 02/25/2017 - 08/25/2033	66	59
5.191% due 07/25/2037	276	273
5.500% due 09/25/2024 - 09/01/2037	8,803	8,622
5.631% due 02/25/2032	29	29
6.000% due 12/25/2034 - 10/01/2037	17,336	17,356
6.050% due 02/25/2044	500	512
7.125% due 01/15/2030	200	249

Federal Farm Credit Bank
3.500% due 11/26/2007	15	15
4.125% due 04/15/2010	15	15
5.750% due 12/07/2028	20	21

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
4.180% due 09/22/2010	15	15

Freddie Mac
4.080% due 05/14/2009	25	25
5.000% due 04/15/2033 - 10/15/2033	74	65
5.500% due 11/15/2023 - 02/15/2024	368	366
5.982% due 02/15/2019	485	484
6.000% due 06/15/2035	190	182
6.152% due 01/15/2033	3	3
8.250% due 06/01/2016	30	36

Total U.S. Government Agencies (Cost $28,397)		28,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.5%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	$33	$33

U.S. Treasury Bonds
4.500% due 02/15/2036	260	247
4.750% due 08/15/2017	700	710
5.000% due 05/15/2037	700	718
6.000% due 02/15/2026	3,000	3,398

U.S. Treasury Strips
0.000% due 11/15/2026	5,700	2,209

Total U.S. Treasury Obligations (Cost $7,321)		7,315

MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	300	294

Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037	97	107

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	952	941
4.487% due 02/25/2034	144	143

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	880	879

CC Mortgage Funding Corp.
5.261% due 05/25/2048	196	191

CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	187	185

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	7	7

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	168	166

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	158	156

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	273	271

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	200	203

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	383	386

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	420	417
5.832% due 10/19/2034	99	99

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	218	218

Washington Mutual, Inc.
5.713% due 01/25/2047	9	9
5.777% due 10/25/2046	26	26
6.383% due 08/25/2042	12	12

Total Mortgage-Backed Securities (Cost $4,675)		4,710

ASSET-BACKED SECURITIES 3.3%
American Express Credit Account Master Trust
5.862% due 09/15/2010	200	200

Argent Securities, Inc.
5.181% due 10/25/2036	18	18

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	15	15
5.181% due 12/25/2036	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.706% due 07/25/2036	21	21

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chase Credit Card Master Trust
5.862% due 10/15/2010		$20	$20
5.922% due 09/15/2011		200	200

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		300	296
5.530% due 02/07/2010		100	100

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037		93	91

Credit-Based Asset Servicing & Securitization LLC
5.251% due 07/25/2037		291	290

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 09/25/2036		128	127

First NLC Trust
5.201% due 08/25/2037		96	96

First USA Credit Card Master Trust
5.774% due 04/18/2011		300	300

Fremont Home Loan Trust
5.241% due 02/25/2036		600	594

Harley-Davidson, Inc.
5.310% due 05/15/2008		93	93

Indymac Residential Asset-Backed Trust
5.211% due 07/25/2037		179	178

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037		91	91

MASTR Asset-Backed Securities Trust
5.211% due 05/25/2037		161	159

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010		20	20

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037		283	280

Morgan Stanley ABS Capital I
5.191% due 05/25/2037		273	271

Securitized Asset-Backed Receivables LLC Trust
5.261% due 05/25/2037		369	366

SLC Student Loan Trust
5.538% due 02/15/2015		591	590

SLM Student Loan Trust
5.330% due 07/25/2013		7	7
5.340% due 04/25/2014		227	227
5.350% due 10/25/2016		336	336
5.350% due 07/25/2017		229	228
5.350% due 10/25/2018		204	203
5.352% due 07/25/2013		700	700
5.360% due 04/25/2017		300	299

Soundview Home Equity Loan Trust
5.211% due 06/25/2037		169	167

Wachovia Auto Owner Trust
5.337% due 06/20/2008		144	144
5.340% due 07/18/2008		63	63

Total Asset-Backed Securities (Cost $6,821)			6,797

SOVEREIGN ISSUES 0.6%
Brazilian Government International Bond
7.125% due 01/20/2037		600	672

Colombia Government International Bond
7.375% due 09/18/2037		620	683

Total Sovereign Issues (Cost $1,380)			1,355

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Brazilian Government International Bond
12.500% due 01/05/2016	BRL	2,000	1,255

See Accompanying Notes	Semiannual Report	September 30, 2007	107

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	$191

HBOS PLC
6.367% due 06/29/2049		50	93

Total Foreign Currency-Denominated Issues (Cost $1,507)			1,539

SHORT-TERM INSTRUMENTS 59.7%

CERTIFICATES OF DEPOSIT 0.0%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$10	10

Barclays Bank PLC
5.281% due 03/17/2008		20	20

Fortis Bank NY
5.148% due 09/30/2008		10	10

Nordea Bank Finland PLC
5.308% due 04/09/2009		20	20

Societe Generale NY
5.270% due 03/26/2008		20	20

			80

COMMERCIAL PAPER 58.9%
ANZ National International Ltd.
5.255% due 10/03/2007		3,100	3,099

Australia & New Zealand Banking Group Ltd.
5.245% due 10/24/2007		800	797

Bank of America Corp.
5.245% due 10/26/2007		900	897
5.250% due 10/05/2007		500	500

Bank of Ireland
5.165% due 11/08/2007		2,100	2,088
5.245% due 10/16/2007		1,800	1,796
5.245% due 10/26/2007		500	498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
5.050% due 01/28/2008	$1,200	$1,179

Barclays U.S. Funding Corp.
5.100% due 01/25/2008	500	492
5.260% due 10/02/2007	1,200	1,200
5.260% due 11/06/2007	1,200	1,194
5.520% due 10/15/2007	2,900	2,894

Danske Corp.
5.040% due 10/04/2007	5,700	5,698

DnB NORBank ASA
5.080% due 01/04/2008	2,800	2,761
5.225% due 11/15/2007	3,500	3,477

Freddie Mac
4.000% due 10/01/2007	51,300	51,300

General Electric Capital Corp.
5.170% due 11/06/2007	800	796
5.250% due 10/16/2007	1,600	1,596

HBOS Treasury Services PLC
5.250% due 10/11/2007	1,300	1,298
5.250% due 10/31/2007	900	896
5.250% due 11/05/2007	2,300	2,288

Intesa Funding LLC
5.180% due 10/01/2007	5,800	5,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007	5,300	5,300

Svenska Handelsbanken AB
5.250% due 11/08/2007	4,200	4,177
5.540% due 10/15/2007	1,200	1,197

Swedbank AB
5.245% due 10/10/2007	1,100	1,099
5.540% due 10/17/2007	4,200	4,190

UBS Finance Delaware LLC
4.750% due 10/01/2007	1,700	1,700
5.240% due 10/02/2007	1,100	1,100
5.255% due 11/02/2007	1,900	1,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.200% due 10/26/2007	$1,500	$1,495
5.500% due 10/15/2007	3,800	3,792

Westpac Banking Corp.
5.165% due 11/05/2007	1,600	1,592
5.225% due 11/13/2007	1,200	1,192
5.250% due 11/01/2007	900	896
5.250% due 11/02/2007	300	299

		122,464

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	303	303

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $311. Repurchase proceeds are $303.)

U.S. TREASURY BILLS 0.6%
3.806% due 11/29/2007 - 12/13/2007 (b)(e)	1,250	1,237

Total Short-Term Instruments (Cost $124,089)		124,084

PURCHASED OPTIONS (g) 0.0%
(Cost $2)		0

Total Investments (d) 120.8% (Cost $251,163)		$251,173

Written Options (h) (0.1%) (Premiums $182)		(179)

Other Assets and Liabilities (Net) (20.7%)		(42,957)

Net Assets 100.0%		$208,037

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $863 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,237 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	70	$81
90-Day Eurodollar December Futures	Long	12/2008	100	1
90-Day Eurodollar March Futures	Long	03/2008	328	594
90-Day Eurodollar March Futures	Long	03/2009	125	11
U.S. Treasury 5-Year Note December Futures	Short	12/2007	70	(52)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	85	7
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	213	206

				$848

108	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	$21,400	$887
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	500	(12)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	12,000	746
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	12,000	36
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	15,000	192
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	29,200	203

						$2,052

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	1	$1	$0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$0

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	10	$6	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.550%	12/21/2007	$3,500	$88	$112
Put - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.550%	12/21/2007	3,500	88	63

							$176	$175

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,042	11/2007	$34	$0	$34
Buy	BRL	2,057	03/2008	15	0	15
Buy	CNY	238	12/2007	0	0	0
Sell		121	12/2007	0	0	0
Buy	EUR	1,830	10/2007	124	0	124
Sell	GBP	1,037	11/2007	0	(45)	(45)
Buy	JPY	284,816	10/2007	83	(2)	81
Sell		185,700	10/2007	0	(12)	(12)
Buy	KRW	990,208	05/2008	27	0	27
Buy	MXN	11,868	03/2008	0	(12)	(12)
Buy	PLN	2,959	07/2008	41	0	41
Buy	RUB	27,392	01/2008	10	0	10
Buy	SGD	1,623	10/2007	9	0	9
Sell		1,623	10/2007	0	(23)	(23)
Buy		1,603	05/2008	22	0	22

				$365	$(94)	$271

See Accompanying Notes	Semiannual Report	September 30, 2007	109

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 12.3%

BANKING & FINANCE 9.4%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$2,200	$2,201

Bank of America Corp.
5.620% due 10/14/2016	5,000	4,927

CIT Group, Inc.
5.640% due 08/17/2009	6,000	5,733

Citigroup, Inc.
5.400% due 01/30/2009	9,500	9,496

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,532

General Electric Capital Corp.
5.390% due 10/26/2009	2,000	1,991
5.661% due 03/04/2008	10,000	9,997

Goldman Sachs Group, Inc.
5.498% due 06/28/2010	2,300	2,293
5.540% due 02/06/2012	5,100	5,014

HSBC Finance Corp.
5.610% due 01/15/2014	5,000	4,840
5.824% due 09/15/2008	15,000	14,995
6.051% due 06/01/2016	3,000	2,933

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,839

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	4,200	3,936

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	9,200	9,071

Morgan Stanley
5.470% due 02/09/2009	8,000	7,955
5.810% due 10/18/2016	9,400	9,009
5.840% due 10/15/2015	3,000	2,908

Pricoa Global Funding I
5.440% due 01/25/2008	2,200	2,200

RBS Capital Trust II
6.425% due 12/29/2049	600	538

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,995

U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,384	6,367

Wells Fargo & Co.
5.270% due 03/23/2010	10,800	10,759

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,755

		132,284

INDUSTRIALS 2.5%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,789

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	11,800	11,756

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,226

International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,244

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,005

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,014

Loews Corp.
5.250% due 03/15/2016	3,000	2,890

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Omnicom Group, Inc.
5.900% due 04/15/2016	$1,500	$1,495

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	886

		34,305

UTILITIES 0.4%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,849

GTE Corp.
7.510% due 04/01/2009	100	103

		5,952

Total Corporate Bonds & Notes (Cost $175,087)		172,541

MUNICIPAL BONDS 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	330

Total Municipal Bonds (Cost $264)		330

U.S. GOVERNMENT AGENCIES 53.5%
Fannie Mae
0.000% due 03/25/2009 (c)	182	176
0.000% due 05/15/2030	12,489	3,859
4.250% due 04/25/2037	328	264
4.378% due 11/01/2034	723	731
4.500% due 10/25/2023 - 09/01/2035	8,199	7,504
4.554% due 07/01/2035	1,020	1,018
5.000% due 11/25/2015 - 08/25/2036	19,574	17,376
5.125% due 07/16/2018	500	487
5.191% due 07/25/2037	2,672	2,641
5.380% due 07/01/2033	2,428	2,379
5.500% due 09/25/2024 - 10/01/2037	116,699	114,190
5.731% due 10/25/2017	238	241
5.800% due 02/09/2026	15,000	15,015
5.814% due 03/18/2031	1,104	1,104
6.000% due 05/17/2027	1,371	1,400
6.031% due 04/25/2032	226	232
6.205% due 06/01/2043	1,503	1,507
6.208% due 03/01/2044	1,245	1,253
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 07/25/2031	5,921	6,131
6.625% due 11/15/2030	25,000	29,551
6.684% due 04/01/2028	121	122
6.750% due 06/25/2032	5,664	5,802
6.875% due 10/01/2024	114	114
6.900% due 05/25/2023	282	296
6.950% due 07/25/2020	80	83
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,414	4,671
7.202% due 11/01/2023	315	315
7.355% due 05/01/2025	53	54
7.411% due 02/01/2028	25	25
7.500% due 07/01/2032	11	12
7.522% due 12/01/2027	122	123
7.732% due 10/01/2024	3	2
7.800% due 10/25/2022	38	40
9.000% due 08/01/2021 - 06/01/2027	124	135

Farmer Mac
7.282% due 07/25/2011	2,068	2,092

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,382
5.050% due 03/28/2019	1,000	998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 07/09/2029	$675	$663
5.150% due 03/25/2020	1,000	997
5.750% due 12/07/2028	500	531

Federal Home Loan Bank
5.120% due 01/10/2013	6,500	6,490
5.125% due 12/29/2008	45,000	45,367
5.250% due 07/24/2018	15,000	14,718
5.300% due 06/26/2023	2,000	1,924

Federal Housing Administration
6.896% due 07/01/2020	1,514	1,518
7.000% due 11/25/2019	390	393
7.430% due 11/01/2019 - 06/01/2024	852	861

Freddie Mac
0.000% due 12/11/2025	34,600	13,200
4.000% due 11/15/2018	12,632	11,536
4.375% due 11/16/2007	10,000	9,992
4.500% due 12/15/2019 - 07/15/2035	42,328	37,436
4.750% due 01/19/2016	19,400	19,233
5.000% due 03/18/2014 - 09/15/2035	57,680	53,574
5.400% due 03/17/2021	20,000	20,159
5.500% due 08/23/2017 - 07/15/2036	56,303	56,121
5.550% due 10/25/2023	107	107
5.625% due 11/23/2035	21,800	21,476
5.982% due 02/15/2019	13,581	13,546
6.000% due 04/15/2034 - 05/15/2036	89,376	88,161
6.152% due 01/15/2033	644	646
6.205% due 10/25/2044	11,000	10,970
6.250% due 09/15/2023	4,822	4,932
6.252% due 06/15/2030 - 12/15/2032	882	889
6.302% due 06/15/2031	290	293
6.405% due 07/25/2044	2,906	2,902
6.500% due 11/15/2008 (b)	19	0
6.500% due 11/15/2023 - 10/25/2043	2,750	2,847
7.000% due 07/15/2022 - 01/15/2024	813	838
7.000% due 12/15/2023 (b)	30	2
7.125% due 05/01/2022	7	7
7.136% due 09/01/2027	83	84
7.146% due 01/01/2028	23	24
7.147% due 01/01/2028	181	183
7.153% due 06/01/2022	8	9
7.184% due 10/01/2026	61	62
7.444% due 02/01/2028	243	245
7.663% due 12/01/2024	62	63

Ginnie Mae
5.000% due 09/20/2035	26,764	22,448
5.500% due 02/20/2033	1,857	1,844
5.750% due 09/20/2017 - 09/20/2026	654	660
6.000% due 08/20/2033	2,570	2,562
6.125% due 12/20/2017 - 11/20/2027	384	388
6.375% due 02/20/2017 - 05/20/2030	1,961	1,980
6.446% due 03/20/2031	1,455	1,469
6.500% due 03/20/2021 - 05/20/2032	452	456
7.000% due 03/16/2029	452	460

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,220	4,132

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,220

Small Business Administration
5.240% due 08/01/2023	5,708	5,737

110	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tennessee Valley Authority
5.375% due 04/01/2056	$18,000	$17,944

Total U.S. Government Agencies (Cost $750,304)		751,650

U.S. TREASURY OBLIGATIONS 15.4%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	13,958	13,334
2.375% due 01/15/2025	11,051	11,151

U.S. Treasury Bonds
4.500% due 02/15/2036	4,400	4,173
6.000% due 02/15/2026	60,500	68,535
8.875% due 02/15/2019	30,000	40,833

U.S. Treasury Notes
4.000% due 08/31/2009	34,000	34,034
4.250% due 08/15/2014	500	497

U.S. Treasury Strips
0.000% due 08/15/2019	5,000	2,811
0.000% due 05/15/2021	30,000	15,269
0.000% due 02/15/2032	22,500	6,981
0.000% due 08/15/2032	22,500	6,832
0.000% due 02/15/2033	38,400	11,384

Total U.S. Treasury Obligations (Cost $213,503)		215,834

MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	5,091

Banc of America Funding Corp.
4.614% due 02/20/2036	9,144	9,061

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,695	7,602
4.487% due 02/25/2034	1,530	1,511
4.750% due 10/25/2035	10,821	10,684
4.779% due 01/25/2034	573	578
5.302% due 02/25/2033	150	152
5.393% due 04/25/2033	609	607

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	1,760	1,758

Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	50	51

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,761	1,704
5.341% due 05/25/2035	1,721	1,711
5.500% due 10/25/2033	6,227	5,338

Countrywide Home Loan Mortgage Pass-Through Trust
5.421% due 04/25/2035	636	635
5.451% due 03/25/2035	3,066	3,010
5.471% due 06/25/2035	2,381	2,333
6.000% due 10/25/2034	4,996	4,338

CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	1,797	1,785
5.681% due 04/25/2033	45	45

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,157	1,155

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,578	1,563

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	383	374

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	1,543	1,519

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,071	1,061

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	2,591	2,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.592% due 01/19/2038	$1,179	$1,173
5.722% due 05/19/2035	1,394	1,366
5.742% due 03/19/2037	1,341	1,319

Impac CMB Trust
5.381% due 10/25/2035	9,568	9,377
5.749% due 09/25/2034	3,117	2,982

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	4,508	4,568

MASTR Asset Securitization Trust
5.500% due 09/25/2033	762	742

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	7,824	7,793

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	1,255	1,223
5.531% due 01/25/2033	239	238
5.531% due 03/25/2033	604	600
6.000% due 06/25/2036	5,080	5,119

Sequoia Mortgage Trust
5.846% due 07/20/2033	1,579	1,564

Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	4,585	4,421

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	420	417
5.341% due 04/25/2036	8,015	7,896
5.351% due 05/25/2036	408	399
5.922% due 10/19/2033	393	393

Structured Asset Securities Corp.
5.241% due 04/25/2036	1,600	1,581
7.188% due 01/25/2032	4	4

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	715	714

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	874	870

Washington Mutual, Inc.
5.361% due 04/25/2045	1,148	1,127
5.391% due 11/25/2045	101	99
5.421% due 10/25/2045	2,027	1,983
5.441% due 01/25/2045	2,285	2,245
5.671% due 12/25/2027	1,598	1,598
5.777% due 08/25/2046	1,010	1,009
5.793% due 12/25/2046	1,631	1,605
5.983% due 02/25/2046	2,841	2,760
5.983% due 08/25/2046	8,020	7,870
6.201% due 05/25/2041	303	302
6.383% due 06/25/2042	179	176
6.383% due 08/25/2042	91	91

Wells Fargo Mortgage-Backed Securities Trust
5.095% due 03/25/2036	7,422	7,337

Total Mortgage-Backed Securities (Cost $150,982)		149,199

ASSET-BACKED SECURITIES 6.7%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544

ACE Securities Corp.
5.181% due 07/25/2036	1,465	1,459
5.211% due 02/25/2036	360	359
5.211% due 10/25/2036	963	958

American Express Credit Account Master Trust
5.862% due 09/15/2010	1,100	1,100

Ameriquest Mortgage Securities, Inc.
5.271% due 03/25/2036	1,728	1,723

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	23	22

Argent Securities, Inc.
5.171% due 06/25/2036	332	331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.181% due 09/25/2036	$1,288	$1,282
5.181% due 10/25/2036	2,155	2,139

Asset-Backed Securities Corp. Home Equity
5.191% due 07/25/2036	770	767
5.241% due 05/25/2036	3,000	2,985

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034	527	526
5.401% due 09/25/2035	449	449
5.461% due 10/25/2032	330	323
5.631% due 11/25/2042	2,217	2,160

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	533	531
5.196% due 07/25/2036	187	187
5.825% due 10/25/2035	1,332	1,311

Chase Credit Card Master Trust
5.922% due 09/15/2011	3,900	3,899

Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	106	105

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	75	74

Citigroup Mortgage Loan Trust, Inc.
5.201% due 08/25/2036	555	553

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	2,073	2,063
5.181% due 01/25/2037	245	244
5.181% due 03/25/2037	3,119	3,105
5.241% due 10/25/2046	562	560
5.291% due 02/25/2036	632	629
5.291% due 11/25/2036	578	577
5.341% due 10/25/2035	249	248

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	453	450
5.221% due 12/25/2037	1,102	1,096

CS First Boston Mortgage Securities Corp.
5.381% due 01/25/2043	403	403

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	1,147	1,131
5.181% due 03/25/2037	4,112	4,087

First USA Credit Card Master Trust
5.774% due 04/18/2011	5,800	5,802

Fremont Home Loan Trust
5.191% due 01/25/2037	1,513	1,497

GSAMP Trust
5.251% due 12/25/2035	358	358

GSR Mortgage Loan Trust
5.231% due 11/25/2030	283	280

GSRPM Mortgage Loan Trust
5.251% due 03/25/2035	536	534

Home Equity Mortgage Trust
5.311% due 05/25/2036	13,361	12,840

Indymac Residential Asset-Backed Trust
5.281% due 03/25/2036	7,000	6,933

LA Arena Funding LLC
7.656% due 12/15/2026	86	87

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	1,321	1,313
5.191% due 05/25/2046	531	530

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	474	473
5.241% due 11/25/2035	561	560

See Accompanying Notes	Semiannual Report	September 30, 2007	111

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	$3,900	$3,901

Merrill Lynch Mortgage Investors, Inc.
5.191% due 03/25/2037	40	40

Morgan Stanley ABS Capital I
5.231% due 04/25/2036	2,000	1,978

Nelnet Student Loan Trust
5.182% due 09/25/2012	883	884

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	581	581

Residential Asset Securities Corp.
5.201% due 07/25/2036	1,607	1,601
5.201% due 11/25/2036	923	919

SACO I, Inc.
5.511% due 11/25/2035	2,654	2,569

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	474	471
5.191% due 11/25/2036	1,351	1,343
5.271% due 02/25/2036	4,047	4,035

Structured Asset Securities Corp.
5.181% due 10/25/2036	1,324	1,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	$1,580	$1,569

Total Asset-Backed Securities (Cost $96,724)		93,803

SHORT-TERM INSTRUMENTS 7.3%

COMMERCIAL PAPER 5.0%
Bank of America Corp.
5.250% due 10/02/2007	12,400	12,393

Freddie Mac
4.000% due 10/01/2007	11,000	11,000

General Electric Capital Corp.
5.250% due 10/16/2007	46,400	46,278

		69,671

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	4,594	4,594

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $4,687. Repurchase proceeds are $4,596.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.0%
3.745% due 11/29/2007 - 12/13/2007 (d)(f)(h)	$28,715	$28,408

Total Short-Term Instruments (Cost $102,790)		102,673

PURCHASED OPTIONS (j) 0.1%
(Cost $1,007)		1,800

Total Investments (g) 105.9% (Cost $1,490,661)		$1,487,830

Written Options (k) (0.1%) (Premiums $2,743)		(2,307)

Other Assets and Liabilities (Net) (5.8%)		(81,001)

Net Assets 100.0%		$1,404,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $20,530 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $11,650 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $5,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,597	$1,813
90-Day Eurodollar March Futures	Long	03/2008	3,263	5,634
U.S. Treasury 5-Year Note December Futures	Long	12/2007	260	10
U.S. Treasury 10-Year Note December Futures	Short	12/2007	554	(584)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	920	(584)

				$6,289

112	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	$ 3,000	$3
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	4,000	(14)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	3,000	16
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	66
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	11
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	57
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	2,800	(4)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	2,900	18
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	53
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	2,350	7
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	6,000	(13)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	5,000	75
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	900	(1)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	1,500	9
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	5
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	3,000	54
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,400	73

							$502

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$59,400	$1,725
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	74,600	4,638
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	24,500	706
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	2,563
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	24,000	1,588
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	203,500	5,379
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	53,800	2,935
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	81,000	2,204

						$21,738

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	343	$130	$58
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	8
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	11
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$77

See Accompanying Notes	Semiannual Report	September 30, 2007	113

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$38,600	$195	$341
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	341
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	91,500	379	1,041

							$712	$1,723

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	428	$277	$152

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$39
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	55
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,700	196	269
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.550%	12/21/2007	7,600	191	244
Put - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.550%	12/21/2007	7,600	191	136
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	82
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	114
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	39
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,800	138	271
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	30,500	358	728
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	67
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	56

							$2,466	$2,155

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	10/01/2037	$36,120	$36,200	$36,171
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,336	4,292

				$40,536	$40,463

(2) Market value includes $41 of interest payable on short sales.

114	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$48,000	$48,006

Idearc, Inc.
7.200% due 11/17/2014	36,820	36,314

SLM Corp.
6.000% due 06/30/2008	21,200	21,130

Total Bank Loan Obligations (Cost $103,577)		105,450

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 17.6%
American Express Bank FSB
5.556% due 10/20/2009	23,800	23,682

American Express Centurion Bank
5.819% due 05/07/2008	21,000	20,967

American Express Credit Corp.
5.880% due 11/09/2009	32,600	32,443

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,657

ANZ National International Ltd.
5.396% due 08/07/2009	5,700	5,682

Bank of America Corp.
5.208% due 09/25/2009	61,900	61,717
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.704% due 06/12/2009	12,000	11,969

Bank of Ireland
5.608% due 12/19/2008	4,100	4,098

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	20,800	20,604
5.590% due 08/21/2009	9,200	8,980
5.630% due 05/18/2010	64,800	63,278
5.800% due 01/09/2008	1,300	1,298

Calabash Re II Ltd.
14.094% due 01/08/2010	6,500	6,724
15.294% due 01/08/2010	8,750	9,325
16.594% due 01/08/2010	4,500	4,696

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,796

CIT Group, Inc.
5.640% due 08/17/2009	27,200	25,989
5.704% due 05/23/2008	9,200	9,046
5.748% due 12/19/2008	31,200	30,216

Citigroup Funding, Inc.
5.136% due 04/23/2009	36,020	35,986
5.200% due 06/26/2009	14,400	14,386
5.714% due 12/08/2008	23,100	23,110

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,498
5.228% due 12/28/2009	22,100	22,026
5.409% due 05/02/2008	33,000	33,010
5.416% due 11/01/2007	3,600	3,600

Credit Agricole S.A.
5.505% due 05/28/2009	17,600	17,619
5.555% due 05/28/2010	24,400	24,434

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,913

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	6,889

Ford Motor Credit Co.
5.800% due 01/12/2009	11,200	10,821
7.250% due 10/25/2011	500	469
7.375% due 10/28/2009	13,000	12,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.400% due 01/05/2009	$24,400	$24,337
5.420% due 10/06/2010	12,200	12,061
5.430% due 01/20/2010	39,800	39,627
5.661% due 03/04/2008	2,400	2,399
5.696% due 01/15/2008	22,700	22,706
5.734% due 03/16/2009	10,000	9,985
5.734% due 03/12/2010	35,400	35,236

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,645
7.430% due 12/01/2021	110	111

GMAC LLC
6.000% due 12/15/2011	3,500	3,233

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	20,800	20,724
5.300% due 12/22/2008	36,400	36,300
5.300% due 06/23/2009	14,200	14,158
5.460% due 07/29/2008	21,600	21,574
5.470% due 11/10/2008	31,800	31,744
5.485% due 10/05/2007	3,000	3,000
5.690% due 07/23/2009	600	600

HSBC Bank USA N.A.
5.864% due 06/10/2009	9,200	9,160

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	22,411

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	1,046

HSBC Finance Corp.
5.400% due 10/04/2007	48,200	48,200
5.824% due 09/15/2008	16,600	16,594
8.000% due 07/15/2010	12,000	12,886

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	31,939

John Deere Capital Corp.
4.500% due 08/25/2008	900	894

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	29,970	29,764
5.450% due 04/03/2009	10,900	10,732
5.600% due 08/21/2009	43,100	42,085
5.630% due 11/10/2009	15,000	14,646
5.645% due 05/25/2010	1,400	1,366

Longpoint Re Ltd.
10.944% due 05/08/2010	8,500	8,715

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,432
5.560% due 07/25/2011	32,700	32,181
5.665% due 08/14/2009	23,000	22,853
5.701% due 12/04/2009	21,000	20,848

Morgan Stanley
5.189% due 11/21/2008	16,460	16,383
5.450% due 01/15/2010	30,900	30,523
5.470% due 02/09/2009	30,000	29,830
5.485% due 01/18/2008	14,500	14,489

Mystic Re Ltd.
11.841% due 12/05/2008	26,900	27,274
15.541% due 06/07/2011	8,500	8,832

National Australia Bank Ltd.
5.765% due 09/11/2009	23,500	23,559

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,117

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,535

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	6,400	6,417

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.681% due 03/03/2009	$22,000	$21,973
5.784% due 09/12/2008	10,000	9,999

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	2,800	2,897

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,068
9.118% due 03/31/2049	37,207	39,862

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	200
5.679% due 11/20/2008	4,700	4,694

SLM Corp.
5.500% due 07/27/2009	16,200	15,579

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,301

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,500	20,321

Wachovia Bank N.A.
5.250% due 03/23/2009	17,850	17,829
5.330% due 10/03/2008	21,300	21,264

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,894
5.671% due 12/01/2009	25,600	25,543

Westpac Banking Corp.
5.758% due 06/06/2008	13,300	13,290

		1,701,621

INDUSTRIALS 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,658

Cisco Systems, Inc.
5.575% due 02/20/2009	2,400	2,396

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.810% due 08/03/2009	23,000	22,820
6.053% due 03/13/2009	28,600	28,422

El Paso Corp.
7.625% due 09/01/2008	1,075	1,092

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,654

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,327

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,661

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815

Time Warner, Inc.
5.730% due 11/13/2009	17,400	17,204

Transocean, Inc.
5.869% due 09/05/2008	23,000	22,964

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	47,000	47,026

		188,118

UTILITIES 1.4%
AT&T, Inc.
5.460% due 02/05/2010	11,700	11,665

BellSouth Corp.
5.658% due 08/15/2008	38,950	38,921

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,839

See Accompanying Notes	Semiannual Report	September 30, 2007	115

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southern California Edison Co.
5.459% due 02/02/2009	$20,470	$20,431
5.778% due 12/13/2007	1,200	1,201

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	23,876

Telefonica Emisones SAU
5.888% due 06/19/2009	33,000	32,978

		133,911

Total Corporate Bonds & Notes (Cost $2,035,740)		2,023,650

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	28,000	27,632

Total Commodity Index-Linked Notes (Cost $28,000)		27,632

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
0.950% due 03/25/2009 (b)	364	2
4.000% due 05/01/2011	237	231
4.250% due 05/25/2033	10,191	9,887
4.279% due 04/01/2034	3,132	3,127
4.338% due 03/01/2035	8,911	9,084
4.500% due 06/01/2011 - 08/01/2035	5,037	4,985
4.517% due 09/01/2035	12,981	12,927
4.651% due 07/01/2035	13,236	13,129
4.658% due 07/01/2035	15,185	15,022
4.666% due 05/01/2035	11,202	11,094
4.678% due 01/01/2035	17,412	17,222
4.714% due 03/01/2035	2,009	2,027
4.745% due 03/01/2035	20,770	20,474
4.922% due 10/01/2035	8,316	8,263
5.000% due 12/01/2013 - 10/01/2037	1,250,121	1,228,578
5.029% due 06/01/2035	4,440	4,402
5.191% due 12/25/2036	11,863	11,758
5.474% due 09/01/2032	2,367	2,383
5.481% due 03/25/2044	991	983
5.500% due 10/01/2008 - 10/01/2037	311,669	306,999
5.530% due 06/01/2017	20	20
5.531% due 05/25/2031 - 06/25/2032	3,346	3,335
5.540% due 08/01/2017	7	7
5.543% due 07/01/2018 - 02/01/2028	152	153
5.544% due 12/01/2017	29	28
5.621% due 04/01/2018	1,117	1,128
5.623% due 11/01/2017	42	42
5.731% due 05/25/2030	796	798
5.756% due 04/25/2022	18	18
5.781% due 05/25/2030	796	796
6.000% due 03/01/2009 - 10/01/2037	85,450	86,522
6.205% due 07/01/2042 - 07/01/2044	18,942	19,024
6.250% due 01/01/2021	36	35
6.255% due 09/01/2041	25,052	25,034
6.269% due 08/01/2029	1,032	1,059
6.273% due 07/25/2017	564	573
6.405% due 10/01/2030 - 11/01/2039	2,269	2,278
6.500% due 03/25/2009 (b)	85	3
6.500% due 07/01/2031 - 12/25/2042	128,233	131,400
6.573% due 11/01/2017	68	68
6.670% due 11/01/2018	5	5
6.744% due 07/01/2017	60	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2008 - 01/01/2032	$2,471	$2,482
7.175% due 06/01/2022	8	8
7.184% due 11/01/2027	123	123
7.200% due 01/01/2024	11	11
7.271% due 04/01/2024	239	242
7.280% due 01/01/2024	316	320
7.411% due 02/01/2028	335	337
7.446% due 07/01/2023	93	94
7.500% due 02/01/2013	4	4
7.552% due 10/01/2024	252	255
8.000% due 02/01/2030 - 11/01/2031	3,574	3,768
8.500% due 02/01/2017 - 04/01/2025	165	177
8.800% due 01/25/2019	108	117
9.000% due 03/25/2021 - 01/01/2025	386	424
9.250% due 10/25/2018	7	7
9.500% due 03/25/2020 - 11/01/2025	850	937
10.000% due 10/01/2009 - 05/01/2022	53	55
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	5	5
11.250% due 10/01/2015	8	8
11.500% due 11/01/2019 - 02/01/2020	7	7
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	2	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	3
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,103	5,154

Freddie Mac
3.000% due 02/15/2023	890	887
4.000% due 09/15/2015	231	228
4.000% due 01/15/2024 (b)	4,100	523
4.457% due 03/01/2035	6,280	6,093
4.500% due 02/15/2015 - 06/01/2018	54,674	54,071
4.601% due 04/01/2035	13,511	13,089
4.630% due 04/01/2035	10,219	9,951
4.705% due 06/01/2035	57,718	57,121
4.710% due 08/01/2035	96,459	95,378
4.729% due 03/01/2035	10,912	10,737
4.770% due 08/01/2035	23,542	23,638
4.883% due 04/01/2035	2,751	2,698
4.910% due 07/01/2035	25,238	25,089
4.960% due 03/01/2035	2,596	2,557
5.000% due 04/01/2013 - 07/15/2024	80,055	80,000
5.063% due 04/01/2035	4,952	4,928
5.391% due 08/25/2031	5,009	5,033
5.411% due 09/25/2031	8,562	8,564
5.500% due 02/15/2014 - 07/15/2034	26,515	26,598
5.719% due 08/15/2032	907	903
5.902% due 07/15/2019 - 10/15/2020	340,322	339,309
5.982% due 02/15/2019	118,826	118,520
6.000% due 03/01/2011 - 08/01/2037	57,584	57,873
6.052% due 05/15/2036	17,811	17,831
6.102% due 12/15/2030	15,476	15,491
6.152% due 06/15/2018	5,104	5,115
6.202% due 11/15/2030	12	12
6.405% due 07/25/2044	986	985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.484% due 02/01/2020	$341	$344
6.500% due 01/01/2017 - 07/25/2043	67,348	69,334
6.700% due 10/15/2020	67	67
6.750% due 03/15/2021	38	38
7.000% due 01/01/2030 - 04/01/2032	86	89
7.124% due 10/01/2027	35	36
7.149% due 11/01/2022	290	295
7.156% due 07/01/2018	58	59
7.238% due 06/01/2024	77	79
7.240% due 01/01/2024	199	202
7.250% due 02/01/2023	1	1
7.294% due 12/01/2022	54	55
7.302% due 09/01/2023	27	27
7.335% due 03/01/2024	1	1
7.393% due 11/01/2023	47	47
7.396% due 10/01/2023	135	136
7.485% due 01/01/2024	130	132
7.500% due 07/15/2030	672	674
8.000% due 01/01/2012 - 12/01/2024	445	466
8.500% due 06/01/2009 - 11/01/2025	929	997
9.000% due 12/15/2020 - 08/01/2022	355	369
9.500% due 03/01/2010 - 09/01/2021	120	127
9.750% due 11/01/2008	13	13
10.000% due 03/01/2016 - 05/15/2020	56	60
10.500% due 10/01/2010 - 02/01/2016	2	2
10.750% due 09/01/2009 - 08/01/2011	12	12
11.500% due 10/01/2015 - 01/01/2016	3	3
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	53	53
5.500% due 07/20/2030	24	24
5.750% due 08/20/2022 - 07/20/2027	4,661	4,705
6.000% due 01/15/2029 - 06/15/2037	7,504	7,564
6.125% due 10/20/2023 - 12/20/2027	3,411	3,442
6.302% due 12/16/2025	171	172
6.375% due 04/20/2016 - 05/20/2030	7,784	7,868
6.500% due 03/20/2019 - 05/15/2034	341	345
7.000% due 03/15/2011 - 10/15/2011	18	19
7.500% due 03/15/2022 - 09/15/2031	295	309
8.000% due 05/15/2016 - 06/20/2031	2,642	2,794
8.500% due 12/15/2021 - 08/15/2030	72	78
9.000% due 03/15/2017 - 11/15/2030	288	313
9.500% due 10/15/2016 - 06/15/2025	27	30
9.750% due 08/15/2017	21	24
10.000% due 10/15/2013 - 11/15/2020	6	7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4

116	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
12.000% due 06/20/2015	$1	$1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/10/2010	164	170

Vendee Mortgage Trust
6.500% due 05/15/2029	44,507	46,441

Total U.S. Government Agencies (Cost $3,131,194)		3,100,804

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	204,781	206,173

Total U.S. Treasury Obligations (Cost $206,707)		206,173

MORTGAGE-BACKED SECURITIES 17.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	54,788	53,451
4.390% due 02/25/2045	15,992	15,809
4.440% due 02/25/2045	53,342	51,580

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	10,405	10,401

Banc of America Funding Corp.
4.112% due 05/25/2035	269,992	265,113

Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	659	661
6.500% due 10/25/2031	8,995	9,109

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	60,004	58,910
4.750% due 10/25/2035	175,662	173,275
4.779% due 01/25/2034	16,814	16,964
5.035% due 04/25/2033	10,532	10,483
5.302% due 02/25/2033	2,748	2,796
5.435% due 04/25/2033	25,742	25,649
5.605% due 02/25/2033	2,211	2,203
6.282% due 11/25/2030	169	169

Bear Stearns Alt-A Trust
5.234% due 03/25/2035	33,503	33,799
5.374% due 05/25/2035	35,466	35,538
5.507% due 09/25/2035	8,390	8,381

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	35,735	35,598

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	19,122	19,046
5.700% due 01/25/2037	2,313	2,297

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	14,086	13,630
5.411% due 02/25/2037	14,554	14,135
6.500% due 06/25/2033	3,034	3,044

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	32,842	32,517
4.796% due 11/25/2034	18,127	17,921
5.250% due 02/20/2036	30,846	30,957
5.421% due 04/25/2035	5,316	5,212

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	15,943	15,905
5.953% due 03/25/2032	3,910	3,899
6.890% due 06/25/2032	127	127

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	12,410	12,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$82	$87

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	187	193

Drexel Burnham Lambert CMO Trust
5.878% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034	20,843	20,685

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	10,583	10,509

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	21,264	21,127
5.211% due 01/25/2047	21,035	20,555

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11,137	11,038

GSR Mortgage Loan Trust
4.540% due 09/25/2035	101,326	100,359
4.551% due 09/25/2035	14,254	14,176
6.000% due 03/25/2032	1,290	1,275

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	15,180	15,102

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	11,662	11,650

Imperial Savings Association
7.093% due 02/25/2018	67	67

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	13,042	12,972

JPMorgan Mortgage Trust
5.023% due 02/25/2035	24,757	23,996

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	20,448	20,442

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	5,047	5,045

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	28,989	28,511

MASTR Asset Securitization Trust
5.500% due 09/25/2033	26,551	25,865

Mellon Residential Funding Corp.
5.851% due 06/15/2030	23,713	23,396

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	24,254	24,276
4.487% due 02/25/2035	33,679	33,287
5.341% due 02/25/2036	16,148	16,019

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	15,990	15,570
5.381% due 11/25/2035	3,664	3,640

Morgan Stanley Capital I
5.812% due 10/15/2020	10,040	9,996

Nationslink Funding Corp.
6.170% due 11/10/2030	178	178

Prime Mortgage Trust
5.531% due 02/25/2019	1,553	1,552
5.531% due 02/25/2034	7,455	7,368

Prudential-Bache CMO Trust
8.400% due 03/20/2021	241	240

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,126	2,100

Resecuritization Mortgage Trust
5.379% due 04/26/2021	37	37

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sears Mortgage Securities
12.000% due 02/25/2014	$9	$9

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	7,522	7,322
5.752% due 07/19/2035	7,909	7,682
5.832% due 09/19/2032	7,911	7,902
9.482% due 06/25/2029	677	729

Structured Asset Securities Corp.
6.150% due 07/25/2032	231	230
7.188% due 01/25/2032	173	173

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	18,050	17,835

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	35,436	35,409
5.842% due 09/15/2021	17,325	17,262

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	246	246
6.940% due 02/25/2033	461	461

Washington Mutual, Inc.
4.229% due 03/25/2034	6,717	6,677
5.421% due 10/25/2045	7,217	7,060
5.441% due 01/25/2045	514	505
5.527% due 02/27/2034	12,704	12,640
5.713% due 01/25/2047	11,163	11,037
5.793% due 12/25/2046	51,374	50,546
6.183% due 11/25/2042	3,458	3,471
6.383% due 06/25/2042	6,611	6,511
6.383% due 08/25/2042	4,473	4,495
6.483% due 09/25/2046	19,012	18,895

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	34,882	34,483
5.386% due 08/25/2035	8,550	8,404

Total Mortgage-Backed Securities (Cost $1,731,636)		1,722,306

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
5.181% due 12/25/2036	7,081	7,033

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	744	723

Argent Securities, Inc.
5.181% due 09/25/2036	8,077	8,038

Asset-Backed Funding Certificates
5.191% due 01/25/2037	12,636	12,567

Asset-Backed Securities Corp. Home Equity
6.272% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	8,802	8,760
5.331% due 09/25/2034	2,446	2,441
5.581% due 03/25/2043	6,482	6,436
6.502% due 10/25/2037	36,769	36,643

Carrington Mortgage Loan Trust
5.825% due 10/25/2035	26,246	25,833

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 11/25/2031	1,778	1,769

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	1,526	1,492

Community Program Loan Trust
4.500% due 10/01/2018	4,872	4,826

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	13,584	13,509
5.181% due 12/25/2046	6,942	6,912
5.181% due 03/25/2047	17,192	17,098

See Accompanying Notes	Semiannual Report	September 30, 2007	117

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	$3,929	$3,906

Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	10,955	10,699

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	42,242	41,640
5.181% due 12/25/2036	4,122	4,093

Fremont Home Loan Trust
5.191% due 01/25/2037	12,255	12,123
5.231% due 05/25/2036	17,018	16,912

GSAMP Trust
5.201% due 12/25/2036	20,021	19,797

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	19,217	18,763
5.846% due 09/20/2033	7,990	7,885

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	10,967	10,868

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	12,323	12,238

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	8,714	8,653

Lehman XS Trust
5.201% due 05/25/2046	6,627	6,612

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	6,415	6,398
5.411% due 10/25/2034	630	615

MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	11,749	11,664

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	24,200	24,212

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	8,275	8,217
5.171% due 01/25/2037	16,739	16,607
5.181% due 10/25/2036	7,614	7,570

Nelnet Student Loan Trust
5.182% due 09/25/2012	7,026	7,033

Option One Mortgage Loan Trust
5.181% due 01/25/2037	19,342	19,246

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	192	191

Residential Asset Securities Corp.
5.171% due 08/25/2036	9,975	9,947
5.201% due 11/25/2036	20,089	19,935
5.591% due 06/25/2031	4	4

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	28,380	28,160

Specialty Underwriting & Residential Finance
5.191% due 01/25/2038	10,671	10,601

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	860
5.181% due 10/25/2036	20,065	19,865
5.421% due 01/25/2033	754	729

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	12,835	12,761
5.251% due 12/25/2035	15,424	15,324

WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	265	264

Total Asset-Backed Securities (Cost $552,456)		548,479

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012	2,200	2,191

Total Sovereign Issues (Cost $2,200)		2,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	$11,236

Total Foreign Currency-Denominated Issues (Cost $10,928)			11,236

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.448% due 12/31/2049		10,229	109,898

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,311

Total Preferred Stocks (Cost $113,682)			111,209

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$13,900	13,906

Bank of Ireland
5.400% due 01/15/2010		5,000	5,007

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,713

Dexia S.A.
5.270% due 09/29/2008		21,800	21,807

Fortis Bank NY
5.265% due 04/28/2008		7,400	7,403
5.265% due 06/30/2008		15,400	15,406

HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,432

Nordea Bank Finland PLC
5.308% due 05/28/2008		16,800	16,799
5.308% due 04/09/2009		42,600	42,543

Skandinav Enskilda BK
5.700% due 02/04/2008		61,200	61,198

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		11,000	10,986

			255,200

COMMERCIAL PAPER 11.9%
ANZ National International Ltd.
5.085% due 01/02/2008		50,700	50,010

Bank of America Corp.
4.950% due 01/24/2008		10,400	10,227
5.015% due 12/19/2007		50,800	50,210

Bank of Ireland
5.285% due 11/09/2007		50,000	49,714

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		121,600	119,562
5.375% due 12/18/2007		27,500	27,185

Dexia Delaware LLC
5.220% due 10/12/2007		10,000	9,984

Freddie Mac
4.000% due 10/01/2007		471,800	471,800
5.145% due 11/05/2007		10,500	10,453

General Electric Capital Corp.
5.250% due 10/16/2007		67,000	66,854

HBOS Treasury Services PLC
5.245% due 10/23/2007		300	299
5.250% due 10/11/2007		4,600	4,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ING U.S. Funding LLC
5.230% due 11/05/2007	$2,500	$2,487

Rabobank USA Financial Corp.
4.925% due 10/19/2007	21,800	21,746
5.115% due 10/19/2007	38,400	38,302

Royal Bank of Scotland Group PLC
5.000% due 11/19/2007	4,500	4,469

Societe Generale NY
5.240% due 10/17/2007	900	898
5.240% due 10/23/2007	4,000	3,987

Svenska Handelsbanken AB
5.235% due 10/18/2007	6,000	5,985
5.240% due 10/22/2007	38,400	38,283
5.255% due 11/05/2007	50,000	49,745

Swedbank AB
5.235% due 10/19/2007	70,600	70,415

UBS Finance Delaware LLC
4.850% due 10/22/2007	1,800	1,795
4.875% due 11/07/2007	4,600	4,577
5.240% due 10/22/2007	3,700	3,689

Unicredito Italiano SpA
5.125% due 01/22/2008	20,000	19,673

Westpac Banking Corp.
5.165% due 10/15/2007	15,000	14,970

		1,151,912

REPURCHASE AGREEMENTS 4.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	7,818	7,818
(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $7,979. Repurchase proceeds are $7,821.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	1,600	1,600
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,636. Repurchase proceeds are $1,601.)

UBS Securities LLC
3.800% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2011 - 02/15/2012 valued at $203,859. Repurchase proceeds are $200,063.)
3.900% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2010 - 08/15/2017 valued at $203,803. Repurchase proceeds are $200,065.)

		409,418

U.S. TREASURY BILLS 0.7%
3.835% due 11/29/2007 - 12/13/2007 (c)(e)(g)	64,970	64,285

Total Short-Term Instruments (Cost $1,881,058)		1,880,815

PURCHASED OPTIONS (i) 0.3%
(Cost $19,372)		33,336

Total Investments (f) 100.8% (Cost $9,816,550)		$9,773,281

Written Options (j) (0.2%) (Premiums $17,949)		(23,644)

Other Assets and Liabilities (Net) (0.6%)		(57,625)

Net Assets 100.0%		$9,692,012

118	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $7,919 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $161,491 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,739 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	17,505	$30,321
90-Day Eurodollar June Futures	Long	06/2008	20,318	20,680
90-Day Eurodollar June Futures	Long	06/2009	45	92
90-Day Eurodollar March Futures	Long	03/2008	10,801	7,332
90-Day Eurodollar March Futures	Long	03/2009	5,651	1,100
90-Day Eurodollar September Futures	Long	09/2008	11,940	26,427
90-Day Euroyen December Futures	Long	12/2007	1,779	349
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	5,862	(903)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	295	310
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	871	1,548
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,358	3,373
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	485	745
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,261	613
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,210	1,704
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,375	4,833

				$98,524

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$84,200	$135
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	8,000	8
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	43,300	(58)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	43,300	(144)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	1,300	89
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,000	24
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	13,000	167
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,500	59
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	10,000	175
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	25,000	448
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	38,800	(367)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	9,000	(77)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	10,400	(78)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	2,800	11
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	2,800	47
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	1,800	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,800	41
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	2,200	139
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	5,500	(21)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	22,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	4,500	(5)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	4,300	(17)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	4,300	3
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	6,000	(3)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	43,300	(226)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	7,500	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	10,000	24
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	1,000	67
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	7,500	(16)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	10,000	22
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	2,000	31
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	8,300	455

See Accompanying Notes	Semiannual Report	September 30, 2007	119

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	$5,000	$85
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	68
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	(13)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	5
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	5,500	20
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	1,900	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	3,900	53
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	1,700	27
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	2,000	124
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	184
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	20,000	(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	6,000	(10)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	(24)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	3,000	42
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	4,700	78
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	1,800	32
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	3,600	(11)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	43,300	(159)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	6,000	(21)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	23

						$1,500

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BR	L 49,200	$(77)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	(28)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	239
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	209
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(27)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		23,900	442
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		53,300	390
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(86)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(51)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(199)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(214)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(50)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(55)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	206
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	184
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	39
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(43)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	97
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	1,532
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		17,300	446
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		2,200	(163)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,551)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	16
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(146)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$3,300	(147)

							$(2,032)

120	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$647,000	$3,065	$5,711
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	3,704
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	811
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	8,656
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	903,500	5,211	7,132
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	330,000	949	3,754
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	74,000	648	995

							$17,023	$30,763

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$28,000	$1,174	$1,284
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	1,289

					$2,349	$2,573

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,682	$750	$631
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,086	296	237

				$1,046	$868

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$281,000	$3,091	$4,528
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	204,000	2,489	2,635
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	370,000	4,440	6,077
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	148,600	1,980	1,919
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	246,000	3,026	3,452
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	110,000	927	2,625
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	32,000	611	897

							$16,903	$22,776

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2022	$435,000	$426,689	$426,368
Fannie Mae	5.500%	10/01/2037	24,000	23,527	23,509
Freddie Mac	6.000%	10/01/2037	40,000	40,078	40,043
U.S. Treasury Notes	4.625%	02/15/2017	35,200	35,257	35,705

				$525,551	$525,625

(2) Market value includes $332 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	121

Schedule of Investments Low Duration Fund (Cont.)	(Unaudited) September 30, 2007

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	46,664	10/2007	$2,567	$0	$2,567
Sell		495	10/2007	0	(33)	(33)
Buy	BRL	271,091	10/2007	13,817	0	13,817
Sell		271,091	10/2007	0	(5,853)	(5,853)
Buy		271,091	11/2007	5,775	0	5,775
Buy		181,937	03/2008	10,823	0	10,823
Buy	CAD	43,703	11/2007	845	0	845
Buy	CLP	2,743,870	03/2008	156	0	156
Buy	CNY	167,993	11/2007	276	0	276
Sell		167,993	11/2007	2	(131)	(129)
Buy		101,102	01/2008	10	(1)	9
Sell		101,102	01/2008	0	(107)	(107)
Buy	EUR	137,287	10/2007	8,797	0	8,797
Sell	GBP	41,600	11/2007	0	(1,330)	(1,330)
Buy	INR	583,559	10/2007	455	0	455
Sell		583,559	10/2007	0	(594)	(594)
Buy		882,114	05/2008	1,074	0	1,074
Buy	JPY	9,082,278	10/2007	1,474	0	1,474
Sell		11,151,411	10/2007	263	(3)	260
Buy	KRW	18,846,625	01/2008	0	(26)	(26)
Buy		20,762,592	05/2008	342	0	342
Buy		14,204,295	08/2008	254	0	254
Buy	MXN	410,463	03/2008	203	(251)	(48)
Buy		65,132	07/2008	25	0	25
Buy	MYR	55,663	05/2008	39	(67)	(28)
Buy	NZD	5,569	10/2007	355	0	355
Buy	PHP	161,107	05/2008	50	0	50
Buy	PLN	17,703	03/2008	574	0	574
Buy		90,015	07/2008	1,025	0	1,025
Buy	RUB	344,278	11/2007	741	0	741
Buy		996,132	12/2007	1,916	0	1,916
Buy		904,784	01/2008	1,055	0	1,055
Buy		299,278	07/2008	136	0	136
Sell		149,639	07/2008	0	(102)	(102)
Buy	SEK	55,848	12/2007	574	0	574
Buy	SGD	59,002	10/2007	1,075	0	1,075
Sell		56,882	10/2007	0	(794)	(794)
Buy		12,750	02/2008	103	0	103
Buy		62,055	05/2008	871	0	871
Buy	ZAR	1,509	07/2008	9	0	9

				$55,681	$(9,292)	$46,389

122	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund II	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.8%

BANKING & FINANCE 17.6%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	$300	$300

American Express Centurion Bank
5.819% due 05/07/2008	700	699
5.826% due 06/12/2009	1,600	1,594

American Express Credit Corp.
5.880% due 11/09/2009	1,000	995

Bank of America Corp.
5.370% due 11/06/2009	400	398

Bank of America N.A.
5.505% due 02/27/2009	800	798
5.974% due 06/15/2016	3,300	3,251

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	500	488
5.630% due 05/18/2010	1,600	1,562
5.760% due 07/19/2010	900	885

CIT Group, Inc.
5.510% due 01/30/2009	2,900	2,798
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.136% due 04/23/2009	2,400	2,398
5.200% due 06/26/2009	400	400
5.714% due 12/08/2008	600	600

Citigroup, Inc.
5.228% due 12/28/2009	500	498
5.240% due 12/26/2008	1,100	1,100

General Electric Capital Corp.
5.390% due 10/26/2009	1,500	1,493
5.430% due 01/20/2010	1,600	1,593
5.734% due 03/12/2010	1,400	1,394

Goldman Sachs Group, Inc.
5.460% due 07/29/2008	900	899
5.690% due 07/23/2009	3,700	3,702

HSBC Finance Corp.
5.824% due 09/15/2008	3,500	3,499

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	5,800	5,760
5.630% due 11/16/2009	900	879

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	1,500	1,495
5.400% due 10/23/2008	900	898
5.665% due 08/14/2009	200	199
5.701% due 12/04/2009	800	794

Metropolitan Life Global Funding I
5.560% due 05/17/2010	1,100	1,092

Morgan Stanley
5.189% due 11/21/2008	500	498
5.410% due 05/07/2009	800	794
5.450% due 01/15/2010	1,300	1,284
5.470% due 02/09/2009	700	696

Pricoa Global Funding I
5.410% due 07/27/2009	2,500	2,494

Wachovia Corp.
5.410% due 10/28/2008	900	900
5.490% due 10/15/2011	2,700	2,671

		52,282

INDUSTRIALS 2.5%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,595

Amgen, Inc.
5.585% due 11/28/2008	1,200	1,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wal-Mart Stores, Inc.
5.594% due 06/16/2008	$1,500	$1,501

		7,297

UTILITIES 0.7%
AT&T, Inc.
5.648% due 05/15/2008	2,200	2,200

Total Corporate Bonds & Notes (Cost $62,148)		61,779

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 33.7%
Fannie Mae
4.658% due 07/01/2035	681	674
4.678% due 01/01/2035	750	742
4.887% due 12/01/2034	3,650	3,666
4.989% due 06/01/2035	4,085	4,074
5.000% due 11/01/2017 - 10/01/2022	48,879	47,991
5.500% due 02/01/2009 - 06/01/2037	7,607	7,535
5.543% due 09/01/2028	260	263
5.581% due 10/25/2030	190	193
6.000% due 03/01/2016 - 11/01/2033	3,432	3,484
6.205% due 07/01/2042	583	585
6.255% due 09/01/2041	1,032	1,031
6.405% due 08/01/2030 - 10/01/2030	592	594
6.500% due 09/01/2012 - 12/25/2042	261	267
7.125% due 01/01/2024	136	138
8.000% due 11/25/2023	235	251
9.250% due 10/25/2018	7	7
10.500% due 05/01/2012	78	86

Federal Housing Administration
7.430% due 07/01/2024	945	955

Freddie Mac
4.910% due 07/01/2035	1,000	994
5.000% due 11/01/2018 - 07/15/2024	3,286	3,270
5.902% due 07/15/2019 - 10/15/2020	11,230	11,196
5.982% due 02/15/2019	3,589	3,580
6.000% due 02/01/2016 - 09/01/2037	1,353	1,359
6.102% due 12/15/2030	685	685
6.152% due 06/15/2018	208	208
6.205% due 02/25/2045	1,094	1,101
6.500% due 07/25/2043	1,784	1,842
7.340% due 07/01/2023	88	90
8.500% due 06/01/2009 - 06/01/2025	14	15

Ginnie Mae
5.500% due 07/20/2030	326	330
5.750% due 07/20/2023 - 07/20/2025	573	578
5.996% due 09/20/2030	59	59
6.125% due 10/20/2025	465	470
6.375% due 04/20/2022 - 05/20/2027	1,010	1,020
7.000% due 11/15/2022	161	169
7.500% due 02/15/2022 - 03/15/2024	263	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 01/17/2030	$26	$26
8.000% due 03/15/2023 - 05/15/2024	78	83
9.000% due 07/20/2016 - 09/15/2030	139	149

Total U.S. Government Agencies (Cost $100,648)		100,036

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	6,288	6,331

Total U.S. Treasury Obligations (Cost $6,347)		6,331

MORTGAGE-BACKED SECURITIES 16.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,372	2,314
4.390% due 02/25/2045	707	699

Banc of America Funding Corp.
4.112% due 05/25/2035	12,171	11,951

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	3,705	3,669
4.779% due 01/25/2034	621	626
5.302% due 02/25/2033	155	157
5.435% due 04/25/2033	1,232	1,228
5.605% due 02/25/2033	116	116

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	1,431	1,434
5.507% due 09/25/2035	117	117

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,083	1,079

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	303	302

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	1,506	1,473
6.500% due 06/25/2033	126	127

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	1,044	1,033
4.796% due 11/25/2034	542	536
5.250% due 02/20/2036	1,309	1,314

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	236	235
6.890% due 06/25/2032	5	5

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	732	731

First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034	879	872

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	725	720

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	750	743
5.898% due 06/06/2020	50	50

GSR Mortgage Loan Trust
4.540% due 09/25/2035	4,431	4,389
5.308% due 06/25/2034	1,272	1,269

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	442	442

JPMorgan Mortgage Trust
5.023% due 02/25/2035	140	135

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	913	913

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	172	172

See Accompanying Notes	Semiannual Report	September 30, 2007	123

Schedule of Investments  Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch Mortgage Investors, Inc.
4.487% due 02/25/2035	$1,508	$1,490

Morgan Stanley Capital I
5.812% due 10/15/2020	314	312

Nationslink Funding Corp.
6.170% due 11/10/2030	56	55

Prime Mortgage Trust
5.531% due 02/25/2019	73	73
5.531% due 02/25/2034	378	374

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	1,032	1,028
5.752% due 07/19/2035	439	431
5.832% due 09/19/2032	438	438
9.482% due 06/25/2029	420	453

Structured Asset Securities Corp.
5.322% due 10/25/2035	525	521
6.150% due 07/25/2032	13	13

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	567	561

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	879	878
5.842% due 09/15/2021	510	508

Washington Mutual, Inc.
5.401% due 12/25/2045	435	429
5.421% due 10/25/2045	284	278
5.527% due 02/27/2034	1,023	1,018
5.713% due 01/25/2047	343	340
6.183% due 11/25/2042	113	113
6.383% due 06/25/2042	268	264

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,319	1,304

Total Mortgage-Backed Securities (Cost $50,042)		49,732

ASSET-BACKED SECURITIES 12.3%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032	43	42

Asset-Backed Funding Certificates
5.191% due 01/25/2037	461	458

Asset-Backed Securities Corp. Home Equity
5.406% due 09/25/2034	151	148
7.402% due 03/15/2032	661	660

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	1,126	1,113
5.331% due 09/25/2034	113	113
6.502% due 10/25/2037	1,200	1,196

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	1,185	1,176

Chase Issuance Trust
5.762% due 02/15/2011	1,700	1,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	$87	$85

Countrywide Asset-Backed Certificates
5.181% due 03/25/2037	1,001	996
5.181% due 05/25/2037	3,979	3,956
5.181% due 07/25/2037	2,832	2,814
5.311% due 09/25/2036	3,200	3,156
5.611% due 12/25/2031	200	197

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	528	525
5.221% due 12/25/2037	2,140	2,127

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	1,092	1,086

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,500	1,500

Fremont Home Loan Trust
5.191% due 01/25/2037	454	449

GSAMP Trust
5.201% due 12/25/2036	633	626

GSR Mortgage Loan Trust
5.231% due 11/25/2030	107	106

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	404	403

HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,717	2,711

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	1,906	1,892

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	425	422

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	271	269

Lehman XS Trust
5.201% due 05/25/2046	226	225

Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	599	598
5.411% due 10/25/2034	20	19

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	574	571

Morgan Stanley ABS Capital I
5.181% due 11/25/2036	902	895

Nelnet Student Loan Trust
5.182% due 09/25/2012	241	241

Option One Mortgage Loan Trust
5.181% due 01/25/2037	788	784

Park Place Securities, Inc.
5.443% due 10/25/2034	700	668

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	843	837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLM Student Loan Trust
5.370% due 04/27/2015	$532	$532

Structured Asset Securities Corp.
5.421% due 01/25/2033	47	46

Wachovia Auto Owner Trust
5.337% due 06/20/2008	336	336

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	440	438
5.251% due 12/25/2035	509	506

Total Asset-Backed Securities (Cost $36,883)		36,619

	SHARES
PREFERRED STOCKS 1.8%
DG Funding Trust
7.448% due 12/31/2049	510	5,479

Total Preferred Stocks (Cost $5,100)		5,479

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.9%

COMMERCIAL PAPER 12.5%
Freddie Mac
4.000% due 10/01/2007	$35,900	35,900
5.120% due 10/26/2007	1,200	1,196

		37,096

REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
4.400% due 10/01/2007	5,231	5,231

(Dated 09/28/2007. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $5,338. Repurchase proceeds are $5,233.)

U.S. TREASURY BILLS 0.6%
3.845% due 12/13/2007 (a)(c)	1,740	1,721

Total Short-Term Instruments (Cost $44,053)		44,048

PURCHASED OPTIONS (e) 0.4%
(Cost $614)		1,177

Total Investments (b) 103.0% (Cost $306,835)		$306,188

Written Options (f) (0.3%) (Premiums $642)		(887)

Other Assets and Liabilities (Net) (2.7%)		(8,114)

Net Assets 100.0%		$297,187

Notes to Schedule of Investments:

(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2007, portfolio securities with an aggregate value of $2,462 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $1,721 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	725	$1,291
90-Day Eurodollar June Futures	Long	06/2008	566	595

124	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	1	$2
90-Day Eurodollar March Futures	Long	03/2008	25	23
90-Day Eurodollar March Futures	Long	03/2009	151	39
90-Day Eurodollar September Futures	Long	09/2008	395	871
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	184	(7)

				$2,814

(d)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$2,500	$4
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	1,000	17
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14

						$47

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$100	$(4)

(e)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$21,000	$100	$185
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,400	102	145
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,000	11	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	29,800	148	303
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	28,000	161	221
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	26,000	92	296

							$614	$1,177

(f)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	53	$24	$20
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	34	9	7

				$33	$27

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$9,000	$99	$145
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	8,000	98	103
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,300	11	21
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	13,000	156	214
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,400	58	57
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	8,000	98	112
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	8,700	89	208

							$609	$860

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$1,100	$1,102	$1,116

(2) Market value includes $10 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	125

Schedule of Investments  Low Duration Fund III

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.4%

BANKING & FINANCE 20.2%
American Express Centurion Bank
5.826% due 06/12/2009	$1,000	$996

American Express Credit Corp.
5.826% due 12/12/2007	200	200

American Honda Finance Corp.
5.350% due 08/05/2008	200	200
5.410% due 02/09/2010	1,000	998

American International Group, Inc.
5.802% due 06/16/2009	1,000	1,007

ANZ National International Ltd.
5.396% due 08/07/2009	300	299

Bank of America Corp.
5.608% due 06/19/2009	600	598

Bank of America N.A.
5.646% due 12/18/2008	100	100
5.704% due 06/12/2009	300	299
5.974% due 06/15/2016	800	788

Bank of Ireland
5.608% due 12/19/2008	1,100	1,099

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	900	899
5.630% due 07/16/2009	100	99
5.630% due 05/18/2010	300	293

Calabash Re II Ltd.
14.094% due 01/08/2010	300	310
15.294% due 01/08/2010	250	266
16.594% due 01/08/2010	300	313

CIT Group, Inc.
5.708% due 08/15/2008	500	493

Citigroup Funding, Inc.
5.200% due 06/26/2009	200	200

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	500	500

Citigroup, Inc.
4.200% due 12/20/2007	400	399
5.228% due 12/28/2009	500	498
5.240% due 12/26/2008	200	200

Credit Agricole S.A.
5.505% due 05/28/2009	200	200
5.555% due 05/28/2010	200	200

Export-Import Bank of Korea
5.711% due 06/01/2009	300	301

Ford Motor Credit Co.
5.800% due 01/12/2009	200	193
7.375% due 10/28/2009	200	196

General Electric Capital Corp.
5.460% due 10/21/2010	3,000	2,969

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	300	299
5.300% due 12/22/2008	300	299
5.470% due 11/10/2008	100	100
5.485% due 10/05/2007	200	200
5.690% due 07/23/2009	600	600

HSBC Finance Corp.
5.630% due 05/10/2010	100	100
5.784% due 03/12/2010	800	794
5.809% due 12/05/2008	200	200
5.824% due 09/15/2008	100	100

ICICI Bank Ltd.
5.900% due 01/12/2010	300	298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	$200	$194
5.450% due 04/03/2009	200	197
5.600% due 08/21/2009	300	293
5.630% due 11/16/2009	300	293
5.645% due 05/25/2010	100	98

Merrill Lynch & Co., Inc.
5.450% due 01/30/2009	300	299
5.560% due 07/25/2011	300	295
5.665% due 08/14/2009	200	199
5.701% due 12/04/2009	300	298

Metropolitan Life Global Funding I
5.560% due 05/17/2010	400	397

Morgan Stanley
5.450% due 01/15/2010	300	296
5.470% due 02/09/2009	300	298
5.610% due 01/18/2011	400	395

Mystic Re Ltd.
11.841% due 12/05/2008	300	304

Residential Capital LLC
7.595% due 05/22/2009	300	255

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	300	300

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	900	899

SLM Corp.
5.500% due 07/27/2009	200	192

Wachovia Bank N.A.
5.250% due 03/23/2009	1,300	1,299

Wachovia Corp.
5.410% due 10/28/2008	100	100

Wells Fargo & Co.
5.764% due 03/10/2008	1,100	1,101

Westpac Banking Corp.
5.758% due 06/06/2008	100	100

		26,205

INDUSTRIALS 2.8%
DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	300	298
5.886% due 10/31/2008	700	699
6.053% due 03/13/2009	300	298

Home Depot, Inc.
5.819% due 12/16/2009	600	592

Kimberly-Clark Corp.
5.460% due 07/30/2010	400	400

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	219

Time Warner, Inc.
5.730% due 11/13/2009	200	198

Transocean, Inc.
5.869% due 09/05/2008	200	200

Walt Disney Co.
5.430% due 07/16/2010	700	698

		3,602

UTILITIES 0.4%
Verizon Communications, Inc.
5.410% due 04/03/2009	500	501

Total Corporate Bonds & Notes (Cost $30,450)		30,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 33.2%
Fannie Mae
4.338% due 03/01/2035	$51	$52
4.375% due 11/01/2034	115	116
4.404% due 05/01/2035	146	146
4.500% due 08/01/2035	635	629
4.559% due 11/01/2035	256	255
4.658% due 07/01/2035	124	123
5.000% due 03/25/2017 - 10/01/2022	17,610	17,276
5.231% due 01/25/2021	1,242	1,241
5.481% due 09/25/2042	293	294
5.500% due 02/01/2009 - 05/01/2037	7,442	7,308
5.531% due 05/25/2031	248	247
5.544% due 08/01/2029	281	285
5.870% due 02/01/2031	73	74
6.000% due 03/01/2017 - 11/01/2017	427	434
6.205% due 07/01/2042	107	108
6.255% due 09/01/2041	188	187
6.405% due 09/01/2040	56	56
6.500% due 12/25/2042	21	22
6.944% due 11/01/2035	85	88

Freddie Mac
4.705% due 06/01/2035	606	600
4.710% due 08/01/2035	650	643
4.910% due 07/01/2035	209	208
5.000% due 04/15/2012 - 07/15/2024	569	567
5.171% due 12/25/2036	740	737
5.902% due 07/15/2019 - 10/15/2020	4,187	4,175
5.982% due 02/15/2019	1,455	1,451
6.000% due 03/01/2016 - 09/01/2037	4,902	4,910
6.102% due 12/15/2030	91	91
6.152% due 06/15/2018	59	59
6.202% due 11/15/2030	15	15
6.205% due 02/25/2045	156	157
6.500% due 07/25/2043	219	226

Ginnie Mae
6.000% due 02/20/2032	63	63
6.375% due 06/20/2027 - 05/20/2030	128	129
8.500% due 10/20/2026	16	17

Total U.S. Government Agencies (Cost $43,101)		42,989

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	2,725	2,743

Total U.S. Treasury Obligations (Cost $2,751)		2,743

MORTGAGE-BACKED SECURITIES 10.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	428	417
4.390% due 02/25/2045	88	87

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	106	106

Banc of America Funding Corp.
4.112% due 05/25/2035	2,305	2,263

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	556	550
4.779% due 01/25/2034	95	96
5.302% due 02/25/2033	15	15
5.435% due 04/25/2033	151	150
5.605% due 02/25/2033	12	12

126	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.374% due 05/25/2035	$255	$256
5.507% due 09/25/2035	59	59

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	361	360

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	82	80
4.900% due 12/25/2035	138	138

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	585	580
5.411% due 02/25/2037	891	865
6.500% due 06/25/2033	14	14

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	384	381
4.796% due 11/25/2034	209	206
5.250% due 02/20/2036	207	207

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	146	146
6.890% due 06/25/2032	1	1

GMAC Mortgage Corp. Loan Trust
5.000% due 11/19/2035	132	131

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	181	177

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	286	283

GSR Mortgage Loan Trust
4.540% due 09/25/2035	665	658
5.308% due 06/25/2034	181	180

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	211	211

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	57	57

Mellon Residential Funding Corp.
5.787% due 12/15/2030	727	720

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	111	111

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	60	60

Morgan Stanley Capital I
5.812% due 10/15/2020	125	125

Prime Mortgage Trust
5.531% due 02/25/2019	18	18
5.531% due 02/25/2034	42	42

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	264	267
5.316% due 08/25/2034	335	338
6.383% due 01/25/2035	175	176

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	375	374
5.411% due 02/25/2036	72	70
5.752% due 07/19/2035	153	148

Structured Asset Securities Corp.
5.322% due 10/25/2035	203	201
7.188% due 01/25/2032	5	5

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	265	264
5.241% due 11/25/2046	162	160

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	390	390
5.842% due 09/15/2021	146	145

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	44	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.401% due 12/25/2045	$79	$78
5.421% due 10/25/2045	41	40
5.713% due 01/25/2047	86	85
5.932% due 11/25/2034	280	277
6.201% due 05/25/2041	40	40
6.383% due 06/25/2042	128	127
6.483% due 09/25/2046	168	167

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	330	326

Total Mortgage-Backed Securities (Cost $13,571)		13,484

ASSET-BACKED SECURITIES 8.5%
Accredited Mortgage Loan Trust
5.171% due 09/25/2036	464	462

Asset-Backed Funding Certificates
5.191% due 01/25/2037	131	131

Atrium CDO Corp.
5.790% due 06/27/2015	600	596

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	322	318
6.502% due 10/25/2037	500	498

Citigroup Mortgage Loan Trust, Inc.
5.191% due 01/25/2037	480	477
5.191% due 05/25/2037	1,728	1,709
5.201% due 01/25/2036	137	137
5.201% due 01/25/2037	929	927
5.545% due 08/25/2036	118	117

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	210	209
5.181% due 05/25/2037	828	824
5.311% due 09/25/2036	1,200	1,183
5.611% due 12/25/2031	33	33

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	390	388

First USA Credit Card Master Trust
5.774% due 04/18/2011	500	500

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	129	129

GSAMP Trust
5.251% due 12/25/2035	107	107
5.421% due 03/25/2034	88	87

GSR Mortgage Loan Trust
5.231% due 11/25/2030	29	29

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	79	78

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036	3	4

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	60	59
5.411% due 10/25/2034	7	6

Morgan Stanley ABS Capital I
5.181% due 07/25/2036	181	179
5.181% due 11/25/2036	301	298

Residential Asset Securities Corp.
5.171% due 08/25/2036	84	84

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	9	9

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	337	335

SLM Student Loan Trust
5.370% due 01/26/2015	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.211% due 01/25/2037	$703	$698

Structured Asset Securities Corp.
5.261% due 12/25/2035	71	71

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	47	47

Wachovia Auto Owner Trust
5.337% due 06/20/2008	144	144

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	147	146

Total Asset-Backed Securities (Cost $11,113)		11,039

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.500% due 04/03/2010	300	299

Total Sovereign Issues (Cost $300)		299

	SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.448% due 12/31/2049	65	698

Total Preferred Stocks (Cost $687)		698

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.2%

CERTIFICATES OF DEPOSIT 4.6%
Bank of Ireland
5.400% due 01/15/2010	$50	50

Calyon Financial, Inc.
5.340% due 01/16/2009	300	300

Dexia S.A.
5.270% due 09/29/2008	1,300	1,301

Fortis Bank NY
5.265% due 06/30/2008	500	500
5.300% due 09/30/2008	300	300

Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200
5.308% due 04/09/2009	500	499

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.340% due 08/21/2008	400	400

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009	100	100

Societe Generale NY
5.271% due 06/30/2008	900	900

Unicredito Italiano NY
5.358% due 05/06/2008	1,100	1,099
5.506% due 05/29/2008	200	200

		5,949

COMMERCIAL PAPER 15.3%
Barclays U.S. Funding Corp.
5.260% due 10/09/2007	2,300	2,297

DnB NORBank ASA
5.080% due 01/04/2008	3,500	3,451

Freddie Mac
4.000% due 10/01/2007	3,400	3,400

See Accompanying Notes	Semiannual Report	September 30, 2007	127

Schedule of Investments  Low Duration Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
4.900% due 10/01/2007	$3,500	$3,500

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	3,300	3,245

UBS Finance Delaware LLC
4.750% due 10/01/2007	1,400	1,400
5.245% due 10/10/2007	2,500	2,497

		19,790

REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,357	1,357

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $1,387. Repurchase proceeds are $1,357.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.5%
4.122% due 10/31/2007	EUR	500	$704

U.S. TREASURY BILLS 0.7%
3.811% due 11/29/2007 - 12/13/2007 (a)(d)		$875	866

Total Short-Term Instruments (Cost $28,645)			28,666

VALUE (000S)
PURCHASED OPTIONS (f) 0.3%
(Cost $168)	$329

Total Investments (c) 100.9% (Cost $130,786)	$130,555

Written Options (g) (0.2%) (Premiums $185)	(258)

Other Assets and Liabilities (Net) (0.7%)	(910)

Net Assets 100.0%	$129,387

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $3,422 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $866 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	250	$455
90-Day Eurodollar June Futures	Long	06/2008	110	111
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2008	104	68
90-Day Eurodollar March Futures	Long	03/2009	53	12
90-Day Eurodollar September Futures	Long	09/2008	26	59
90-Day Euroyen December Futures	Long	12/2007	18	3
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	119	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	16
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	108	44
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	5	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	23	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	17
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	60	61

				$849

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	1,100	2
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	200	(1)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	1,000	(1)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	1,000	(3)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	400	7
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	300	1
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	1,000	(5)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	100	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	600	(8)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	900	17

128	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	$1,000	$(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	400	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(1)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	1,000	(4)

						$(29)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	600	$(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		400	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	3
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	2
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	700	5
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		300	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(1)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	800	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	1
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		500	1
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		800	23
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(37)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	1,700	(2)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$40,000	69

							$53

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$6,000	$28	$53
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	8,600	50	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	8,000	29	91

							$168	$329

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	22	$10	$8
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	15	4	3

				$14	$11

See Accompanying Notes	Semiannual Report	September 30, 2007	129

Schedule of Investments Low Duration Fund III (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,000	$33	$48
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	400	4	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	66
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,600	21	21
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	2,000	25	28
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	2,700	28	64

							$171	$247

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$2,500	$2,451	$2,449
Freddie Mac	6.000%	10/01/2037	3,800	3,828	3,804
U.S. Treasury Notes	4.625%	02/15/2017	400	400	406

				$6,679	$6,659

(2) Market value includes $4 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	522	10/2007	$29	$0	$29
Buy	BRL	7,673	10/2007	217	0	217
Sell		7,673	10/2007	0	(143)	(143)
Buy		1,774	03/2008	122	0	122
Buy		3,836	07/2008	121	0	121
Buy	CAD	523	11/2007	10	0	10
Buy	CLP	35,403	03/2008	2	0	2
Buy	CNY	4,195	10/2007	12	0	12
Sell		4,195	10/2007	0	(3)	(3)
Buy		1,139	11/2007	2	0	2
Sell		1,139	11/2007	0	(1)	(1)
Buy		1,137	01/2008	0	0	0
Sell		1,137	01/2008	0	(1)	(1)
Buy	EUR	1,812	10/2007	123	0	123
Sell	GBP	639	11/2007	0	(21)	(21)
Buy	INR	229	11/2007	0	0	0
Sell		229	11/2007	0	0	0
Buy		3,813	05/2008	5	0	5
Sell		3,813	05/2008	0	(3)	(3)
Buy	JPY	121,640	10/2007	12	0	12
Sell		126,797	10/2007	3	0	3
Buy	KRW	696,084	01/2008	0	(1)	(1)
Buy		232,099	05/2008	4	0	4
Buy		84,113	08/2008	2	0	2
Buy	MXN	3,614	03/2008	2	(1)	1
Buy		1,542	07/2008	1	0	1
Buy	MYR	715	05/2008	1	(1)	0
Buy	NZD	59	10/2007	4	0	4
Buy	PHP	1,935	05/2008	1	0	1
Buy	PLN	1,097	07/2008	15	0	15
Buy	RUB	1,390	11/2007	3	0	3
Buy		9,096	12/2007	17	0	17
Buy		7,546	01/2008	9	0	9
Buy		3,832	07/2008	1	0	1
Buy	SEK	756	12/2007	8	0	8
Buy	SGD	561	10/2007	10	0	10
Sell		539	10/2007	0	(8)	(8)
Buy		1,114	02/2008	9	0	9
Buy		619	05/2008	9	0	9
Buy	ZAR	37	03/2008	0	0	0
Buy		18	07/2008	0	0	0

				$754	$(183)	$571

130	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Moderate Duration Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$8,000	$8,001

SLM Corp.
6.000% due 06/30/2008	3,300	3,289

Total Bank Loan Obligations (Cost $10,891)		11,290

CORPORATE BONDS & NOTES 18.5%

BANKING & FINANCE 16.3%
American Express Bank FSB
5.196% due 06/22/2009	2,740	2,730

ANZ National International Ltd.
5.396% due 08/07/2009	3,200	3,190

Bank of America Corp.
5.370% due 11/06/2009	2,000	1,992

Bank of America N.A.
5.505% due 02/27/2009	4,000	3,990
5.974% due 06/15/2016	17,500	17,242

Bank of Ireland
5.608% due 12/19/2008	4,900	4,898

Bear Stearns Cos., Inc.
5.760% due 07/19/2010	15,500	15,238
6.400% due 10/02/2017 (a)	19,000	18,950
6.950% due 08/10/2012	8,100	8,454

Citigroup Funding, Inc.
5.200% due 06/26/2009	2,200	2,198
5.714% due 12/08/2008	3,100	3,101

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	20,700	20,721

Citigroup, Inc.
5.228% due 12/28/2009	2,100	2,093
6.200% due 03/15/2009	110	112

Credit Agricole S.A.
5.505% due 05/28/2009	2,500	2,503
5.555% due 05/28/2010	2,900	2,904

Ford Motor Credit Co.
5.800% due 01/12/2009	10,000	9,662
7.375% due 10/28/2009	2,100	2,060

General Electric Capital Corp.
5.400% due 01/05/2009	12,000	11,969
5.420% due 10/06/2010	5,300	5,240
5.430% due 01/20/2010	14,200	14,138
5.628% due 08/15/2011	100	99
6.500% due 12/10/2007	100	100

GMAC LLC
6.000% due 12/15/2011	500	462

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	6,800	6,775
5.250% due 12/23/2008	12,300	12,264

HSBC Finance Corp.
5.420% due 10/21/2009	2,300	2,287

ICICI Bank Ltd.
5.900% due 01/12/2010	4,700	4,662

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	4,600	4,549
5.450% due 01/23/2009	2,000	1,972
5.630% due 11/16/2009	9,600	9,372
5.645% due 05/25/2010	2,500	2,438

Longpoint Re Ltd.
10.944% due 05/08/2010	1,300	1,333

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	12,500	12,461
5.701% due 12/04/2009	3,700	3,673

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.450% due 01/15/2010	$9,700	$9,582

Mystic Re Ltd.
11.841% due 12/05/2008	4,100	4,157
15.541% due 06/07/2011	1,500	1,559

Osiris Capital PLC
10.360% due 01/15/2010	1,600	1,621

Petroleum Export Ltd.
5.265% due 06/15/2011	559	558

Phoenix Quake Ltd.
7.810% due 07/03/2008	700	704

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	300	289

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	500	517

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	12,600	12,592
5.679% due 11/20/2008	1,500	1,498

Wachovia Corp.
5.671% due 12/01/2009	6,000	5,987

Westpac Banking Corp.
5.758% due 06/06/2008	2,000	1,998

		257,496

INDUSTRIALS 2.1%
DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	15,800	15,742

HJ Heinz Co.
6.428% due 12/01/2008	800	813

Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	817

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	1,900	2,079

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,973

Time Warner, Inc.
5.730% due 11/13/2009	2,700	2,669

Transocean, Inc.
5.869% due 09/05/2008	3,400	3,395

		33,488

UTILITIES 0.1%
AT&T, Inc.
5.460% due 02/05/2010	1,700	1,695

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	466

		2,161

Total Corporate Bonds & Notes (Cost $293,648)		293,145

MUNICIPAL BONDS 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,562

Total Municipal Bonds (Cost $1,494)		1,562

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	4,000	3,947

Total Commodity Index-Linked Notes (Cost $4,000)		3,947

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 62.5%
Fannie Mae
4.832% due 06/01/2035	$14,826	$14,744
5.000% due 12/01/2013 - 03/01/2036	463,297	454,445
5.191% due 07/25/2037	4,607	4,554
5.500% due 03/01/2016 - 08/01/2037	341,241	335,289
5.531% due 11/25/2032	11	11
5.564% due 01/01/2027	112	113
6.000% due 09/25/2016 - 10/01/2037	25,627	25,754
6.130% due 10/01/2008	148	149
6.325% due 04/01/2008	274	273
6.500% due 01/01/2013 - 06/25/2044	14,291	14,385
7.000% due 05/01/2012 - 05/01/2032	262	272
7.500% due 03/01/2015 - 07/25/2041	352	368
8.000% due 09/01/2008 - 08/01/2031	103	108
12.000% due 05/01/2016	3	3

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	291	294

Freddie Mac
4.000% due 05/01/2019	142	134
4.500% due 05/01/2018 - 05/01/2034	988	950
5.000% due 04/15/2016 - 09/01/2035	13,203	13,045
5.500% due 06/01/2017 - 10/01/2034	2,180	2,156
5.902% due 07/15/2019 - 10/15/2020	53,007	52,849
5.982% due 02/15/2019	18,722	18,674
6.000% due 09/01/2013 - 09/01/2037	4,126	4,144
6.500% due 07/25/2043	6	6
7.000% due 04/01/2032	40	42
7.500% due 05/01/2015	2	2
8.000% due 01/01/2012	7	7
8.500% due 04/15/2025	342	341

Ginnie Mae
5.000% due 09/15/2017 - 12/15/2017	155	152
5.500% due 01/15/2017 - 09/20/2034	13,607	12,865
6.000% due 07/20/2015 - 08/20/2034	165	166
6.125% due 11/20/2017 - 11/20/2025	72	72
6.202% due 10/16/2030	45	46
6.352% due 02/16/2030	722	728
6.375% due 03/20/2020 - 03/20/2028	343	347
6.402% due 02/16/2030	513	518
6.500% due 01/20/2034 - 08/20/2034	126	129
7.000% due 07/15/2031 - 12/15/2032	118	124
7.500% due 03/15/2008 - 01/15/2031	573	597
8.000% due 04/15/2017 - 11/15/2022	1,322	1,394
8.500% due 02/15/2008	2	2
9.000% due 06/15/2009 - 10/15/2017	43	43
9.500% due 08/15/2021 - 12/15/2021	19	21

See Accompanying Notes	Semiannual Report	September 30, 2007	131

Schedule of Investments  Moderate Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Housing Urban Development
5.070% due 08/01/2015	$2,000	$1,998
5.290% due 08/01/2017	5,000	5,014

Small Business Administration
4.340% due 03/01/2024	70	66
4.504% due 02/01/2014	67	64
4.750% due 07/01/2025	17,571	17,053
5.130% due 09/01/2023	18	18
6.090% due 07/01/2011	69	70
6.640% due 02/01/2011	2,290	2,352
7.449% due 08/01/2010	1,015	1,034

Total U.S. Government Agencies (Cost $1,004,079)		987,985

U.S. TREASURY OBLIGATIONS 2.2%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	315	301

U.S. Treasury Bonds
4.750% due 08/15/2017	8,700	8,820
4.750% due 02/15/2037	7,800	7,600

U.S. Treasury Notes
4.125% due 08/31/2012	18,700	18,564

Total U.S. Treasury Obligations (Cost $35,218)		35,285

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,386	2,358

Banc of America Funding Corp.
4.112% due 05/25/2035	3,601	3,536

Bear Stearns Adjustable Rate Mortgage Trust
5.302% due 02/25/2033	284	289
5.605% due 02/25/2033	291	290

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	4,906	4,916
5.507% due 09/25/2035	1,173	1,172

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	4,920	4,886

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	22,640	22,421

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	3	3

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	5,329	5,276
4.796% due 11/25/2034	2,920	2,887
5.421% due 04/25/2035	467	467

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	118	117

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	3,462	3,432

Indymac ARM Trust
6.637% due 01/25/2032	121	120

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,581	2,502

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	1,672	1,659

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	604	600

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Prime Mortgage Trust
5.531% due 02/25/2019		$164	$164
5.531% due 02/25/2034		777	768

Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035		2,102	2,041

Structured Asset Securities Corp.
6.063% due 02/25/2032		44	44

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046		2,756	2,723

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020		4,393	4,390

Washington Mutual, Inc.
5.421% due 10/25/2045		1,054	1,031
5.527% due 02/27/2034		9	9
6.183% due 11/25/2042		511	513

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,607	5,543

Total Mortgage-Backed Securities (Cost $74,003)			74,157

ASSET-BACKED SECURITIES 0.9%
Asset-Backed Funding Certificates
5.191% due 01/25/2037		2,171	2,159

Brazos Student Finance Corp.
5.430% due 06/01/2023		831	833

First USA Credit Card Master Trust
5.774% due 04/18/2011		6,800	6,802

Fremont Home Loan Owner Trust
5.921% due 12/25/2029		240	238

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034		3,124	3,050

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		1,657	1,642

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034		93	90

Total Asset-Backed Securities (Cost $14,857)			14,814

SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.195% due 09/29/2049		5,000	4,712

Peru Government International Bond
9.125% due 01/15/2008		2,545	2,577

Total Sovereign Issues (Cost $7,150)			7,289

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,938

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	806

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,729

Total Foreign Currency-Denominated Issues (Cost $8,277)			11,473

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.6%
DG Funding Trust
7.448% due 12/31/2049	912	$9,798

Total Preferred Stocks (Cost $9,440)		9,798

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.3%

CERTIFICATES OF DEPOSIT 3.1%
Calyon Financial, Inc.
5.340% due 01/16/2009	$4,800	4,802

Fortis Bank NY
5.265% due 04/28/2008	1,700	1,701
5.265% due 06/30/2008	2,600	2,601

Nordea Bank Finland PLC
5.308% due 05/28/2008	2,500	2,500

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	2,200	2,198

Skandinav Enskilda BK
5.350% due 02/13/2009	4,490	4,484

Societe Generale NY
5.270% due 03/26/2008	2,200	2,200
5.271% due 06/30/2008	12,600	12,605

Unicredito Italiano NY
5.358% due 05/06/2008	16,200	16,185

		49,276

COMMERCIAL PAPER 8.9%
DnB NORBank ASA
5.225% due 11/20/2007	34,400	34,151

Freddie Mac
4.000% due 10/01/2007	20,000	20,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	43,500	43,500

UBS Finance Delaware LLC
4.750% due 10/01/2007	43,500	43,500

		141,151

REPURCHASE AGREEMENTS 0.4%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	5,361	5,361

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.125% due 02/12/2008 valued at $5,471. Repurchase proceeds are $5,363.)

U.S. TREASURY BILLS 0.9%
3.920% due 11/29/2007 - 12/13/2007 (b)(d)(f)	14,770	14,617

Total Short-Term Instruments (Cost $210,447)		210,405

PURCHASED OPTIONS (h) 0.4%
(Cost $3,101)		5,661

Total Investments (e) 105.4% (Cost $1,676,605)		$1,666,811

Written Options (i) (0.2%) (Premiums $2,910)		(4,006)

Other Assets and Liabilities (Net) (5.2%)		(81,685)

Net Assets 100.0%		$1,581,120

132	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $27,886 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $9,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	3,017	$4,761
90-Day Eurodollar June Futures	Long	06/2009	7	14
90-Day Eurodollar March Futures	Long	03/2008	2,352	1,441
90-Day Eurodollar March Futures	Long	03/2009	1,164	230
90-Day Eurodollar September Futures	Long	09/2008	1,316	3,101
90-Day Euroyen December Futures	Long	12/2007	260	55
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	47	49
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	133	235
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,558	604
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	76	116
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	404	147
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	189	265
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	774	824

				$11,842

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	$500	$31
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	4,000	4
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	1,000	63
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	1,000	12
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	6,200	(59)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,400	(11)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	800	13
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	500	9
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	900	(2)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	89
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.940%	09/20/2012	3,100	69
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.880%	09/20/2012	1,500	30
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	200	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	300	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	500	(2)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	2,000	(12)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	1,400	77
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	700	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	1,800	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	7,400	(91)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,100	(2)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	3,000	13
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	1,700	77
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,400	5
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	400	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	3,400	(62)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	5,700	(4)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,300	18
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.795%	08/20/2012	5,100	32

						$247

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	133

Schedule of Investments  Moderate Duration Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	7,400	$(12)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,900	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		4,800	(4)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		2,900	36
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,200	32
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	20
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	500	(4)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,100	94
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,200	60
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		4,500	(13)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,100	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		3,500	(27)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		2,500	(21)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		700	(5)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	32
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	11,400	27
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		6,300	6
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,300	(6)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		6,800	14
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		9,700	276
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		3,100	80
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		400	(30)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(174)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		5,800	2
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	21,300	(25)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$700	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		3,000	198

							$511

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$97,000	$460	$856
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	69,000	383	545
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	14,100	50	125
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	131,000	650	1,332
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	138,600	799	1,094
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	117,900	423	1,341

							$2,765	$5,293

Foreign Currency Options
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$4,000	$168	$184
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	184

				$336	$368

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	276	$123	$104
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	180	49	39

				$172	$143

134	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$42,000	$462	$677
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	30,000	366	388
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	6,100	52	98
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	57,000	684	936
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	22,700	302	293
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	38,000	467	533
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	39,300	405	938

							$2,738	$3,863

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$98,000	$96,759	$95,994
U.S. Treasury Bonds	4.750%	08/15/2017	26,200	26,413	26,777
U.S. Treasury Bonds	4.750%	02/15/2037	7,800	7,612	7,684
U.S. Treasury Notes	4.125%	08/31/2012	18,700	18,537	18,664
U.S. Treasury Notes	4.625%	02/15/2017	5,200	5,208	5,274

				$154,529	$154,393

(2) Market value includes $438 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,870	10/2007	$320	$0	$320
Sell		75	10/2007	0	(5)	(5)
Buy	BRL	69,728	10/2007	2,810	0	2,810
Sell		69,728	10/2007	0	(1,970)	(1,970)
Buy		29,098	03/2008	1,870	0	1,870
Buy		69,728	07/2008	1,707	0	1,707
Buy	CAD	4,557	11/2007	67	0	67
Buy	CLP	449,507	03/2008	26	0	26
Buy	CNY	24,621	11/2007	41	0	41
Sell		24,621	11/2007	0	(19)	(19)
Buy		16,396	01/2008	1	0	1
Sell		16,396	01/2008	0	(17)	(17)
Sell	GBP	6,870	11/2007	0	(222)	(222)
Buy	IDR	10,231,200	05/2008	0	(58)	(58)
Buy	INR	89,681	10/2007	70	0	70
Sell		89,681	10/2007	0	(91)	(91)
Buy		5,393	11/2007	4	0	4
Buy		392,518	05/2008	452	0	452
Buy	JPY	1,437,908	10/2007	113	0	113
Sell		1,746,670	10/2007	41	0	41
Buy	KRW	1,898,561	01/2008	0	(3)	(3)
Buy		3,258,914	05/2008	62	0	62
Buy		3,676,810	08/2008	66	0	66
Buy	MXN	73,721	03/2008	30	(42)	(12)
Buy		17,439	07/2008	7	0	7
Buy	MYR	8,898	05/2008	1	(37)	(36)
Buy	NZD	783	10/2007	50	0	50
Buy	PHP	166,018	05/2008	36	0	36
Buy	PLN	2,306	03/2008	53	0	53
Buy		15,462	07/2008	214	0	214
Buy	RUB	48,596	11/2007	104	0	104
Buy		149,588	12/2007	287	0	287
Buy		174,035	01/2008	191	0	191
Buy		43,639	07/2008	16	0	16
Buy	SEK	7,624	12/2007	78	0	78
Buy	SGD	8,402	10/2007	147	0	147
Sell		8,096	10/2007	0	(113)	(113)
Buy		5,148	02/2008	41	0	41
Buy		8,687	05/2008	122	0	122
Buy	ZAR	548	03/2008	2	0	2
Buy		504	07/2008	3	0	3

				$9,032	$(2,577)	$6,455

See Accompanying Notes	Semiannual Report	September 30, 2007	135

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 5.3%
American Honda Finance Corp.
5.470% due 10/22/2007	$3,300	$3,300

Bear Stearns Cos., Inc.
5.852% due 01/15/2008	3,200	3,201

CIT Group, Inc.
5.734% due 11/23/2007	2,500	2,501

John Deere Capital Corp.
5.382% due 09/25/2008	3,800	3,800

Morgan Stanley
5.485% due 11/09/2007	3,500	3,501

Wachovia Bank N.A.
5.119% due 11/30/2007	3,000	3,000

World Savings Bank FSB
5.360% due 10/19/2007	1,200	1,200

		20,503

INDUSTRIALS 1.0%
International Business Machines Corp.
5.680% due 09/02/2008	3,800	3,799

Total Corporate Bonds & Notes (Cost $24,302)		24,302

SHORT-TERM INSTRUMENTS 94.1%

CERTIFICATES OF DEPOSIT 8.6%
ABN AMRO N.A. Finance
5.405% due 07/11/2008	8,100	8,100

Barclays Bank PLC
5.714% due 03/17/2008	2,000	2,000

Dexia Credit Local S.A.
5.089% due 01/25/2008	13,000	13,000

Royal Bank of Canada
5.698% due 04/16/2008	3,500	3,500

Royal Bank of Scotland Group PLC
5.074% due 03/26/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.700% due 02/04/2008	$5,500	$5,496

		33,296

COMMERCIAL PAPER 85.4%
ANZ National International Ltd.
5.600% due 12/13/2007	8,000	7,909

ASB Finance Ltd.
5.280% due 01/22/2008	5,000	4,917
5.490% due 01/22/2008	14,000	13,759

Bank of Ireland
5.285% due 11/09/2007	16,000	15,908

Calyon N.A. LLC
5.090% due 11/02/2007	5,300	5,276

Danske Corp.
5.165% due 10/12/2007	2,800	2,796

DnB NORBank ASA
5.170% due 10/12/2007	11,700	11,682

Export Development Corp.
5.190% due 12/27/2007	9,500	9,381

Fannie Mae
5.126% due 10/03/2007	100	100

Freddie Mac
4.000% due 10/01/2007	55,900	55,900
5.065% due 01/11/2008	12,500	12,321

General Electric Capital Corp.
5.155% due 02/29/2008	10,000	9,784

HBOS Treasury Services PLC
5.155% due 11/13/2007	9,100	9,044
5.540% due 12/13/2007	10,500	10,382

ING U.S. Funding LLC
5.245% due 11/05/2007	17,000	16,913

Nordea N.A., Inc.
5.280% due 11/09/2007	16,000	15,908
5.380% due 11/20/2007	4,000	3,970

Oesterreichische
4.800% due 10/12/2007	18,100	18,073

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.000% due 10/01/2007	$18,600	$18,600

Royal Bank of Scotland Group PLC
5.550% due 12/10/2007	14,000	13,849

Svenska Handelsbanken AB
5.245% due 11/06/2007	17,000	16,911

UBS Finance Delaware LLC
5.375% due 02/13/2008	18,000	17,637

Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,823
5.600% due 12/14/2007	9,000	8,896

Westpac Banking Corp.
5.245% due 10/25/2007	6,500	6,477

Westpac Trust Securities NZ Ltd.
5.210% due 10/19/2007	2,000	1,995
5.470% due 10/09/2007	10,000	9,988
5.610% due 12/11/2007	1,000	989

		330,188

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	343	343

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $351. Repurchase proceeds are $343.)

Total Short-Term Instruments (Cost $363,827)		363,827

Total Investments 100.4% (Cost $388,129)		$388,129

Other Assets and Liabilities (Net) (0.4%)		(1,546)

Net Assets 100.0%		$386,583

136	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.9%
SLM Corp.
3.625% due 03/17/2008	$5,000	$4,945

Total Corporate Bonds & Notes (Cost $4,942)		4,945

U.S. GOVERNMENT AGENCIES 133.7%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	144	130
4.500% due 02/01/2020 - 08/01/2020	31,711	30,560
5.000% due 06/01/2018 - 10/01/2037	99,291	96,101
5.000% due 11/01/2018 - 01/01/2037 (e)	44,647	43,048
5.177% due 10/25/2008	17	17
5.481% due 11/25/2032	92	92
5.500% due 01/01/2021 - 10/01/2037	128,734	126,794
5.500% due 11/01/2032 - 05/01/2035 (e)	57,692	56,645
5.631% due 03/25/2032 - 07/25/2034	5,107	5,096
5.937% due 11/01/2018	5	5
6.000% due 10/01/2032 - 10/01/2037	45,309	45,382
6.000% due 09/01/2036 (e)	6,698	6,710
6.014% due 04/18/2028	8	8
6.156% due 04/25/2023	4	4
6.205% due 08/01/2042 - 10/01/2044	2,100	2,128
6.225% due 05/01/2023	29	30
6.248% due 10/01/2036	3,713	3,781
6.280% due 07/01/2011	2,143	2,159
6.500% due 09/25/2023 - 04/01/2037	13,426	13,693
6.514% due 12/01/2034	1,059	1,067
6.520% due 05/01/2033	637	639
7.000% due 09/25/2023 - 11/01/2037	7,003	7,222
7.303% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	188	197
7.750% due 08/25/2022	34	36

Federal Housing Administration
5.022% due 10/25/2022	439	444
7.430% due 06/01/2019	269	271

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	33	32
5.000% due 04/01/2037 - 10/01/2037	38,989	37,193
5.500% due 12/01/2017 - 09/01/2037	42,773	41,980
5.500% due 05/01/2037 (e)	24,745	24,234
5.549% due 02/01/2018	78	78
6.000% due 10/01/2036 - 09/01/2037	80,996	81,108
6.000% due 08/01/2037 - 09/01/2037 (e)	56,994	57,071
6.004% due 11/01/2028	8	9
6.205% due 10/25/2044 - 02/25/2045	4,975	4,970
6.210% due 08/01/2025	13	13
6.409% due 07/01/2030	43	43
6.500% due 12/15/2023 - 10/01/2036	10,239	10,428
7.439% due 05/01/2032	24	24
8.000% due 06/15/2026	26	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.500% due 08/20/2033	$1,209	$1,130
5.500% due 08/15/2033 - 10/01/2037	29,382	28,996
5.750% due 07/20/2022 - 08/20/2026	58	59
5.952% due 02/16/2032	322	322
6.000% due 08/15/2036 - 10/01/2037	20,782	20,919
6.002% due 08/16/2032	1,465	1,466
6.125% due 12/20/2021 - 11/20/2023	24	25
6.375% due 02/20/2017 - 03/20/2027	44	44
6.500% due 03/20/2016 - 05/15/2037	7,180	7,340
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $761,668)		759,794

MORTGAGE-BACKED SECURITIES 9.7%
Banc of America Structural Security Trust
6.324% due 10/11/2033	872	870

Banktrust Mortgage Trust
5.700% due 12/01/2023	104	104

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	4,920	4,886

CC Mortgage Funding Corp.
5.261% due 05/25/2048	2,546	2,484
5.411% due 01/25/2035	186	184

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,571	1,561

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	3,171	3,135
5.000% due 08/25/2033	414	413
5.421% due 04/25/2035	1,082	1,081
5.451% due 03/25/2035	2,771	2,716
6.168% due 04/25/2035	1,897	1,920

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	59	59

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	4,483	4,460

Harborview Mortgage Loan Trust
5.722% due 05/19/2047	3,209	3,152
5.812% due 11/19/2035	2,226	2,187

Indymac Index Mortgage Loan Trust
5.371% due 04/25/2035	2,621	2,548
5.451% due 02/25/2035	1,968	1,902

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	940	933

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,594	3,500
6.132% due 03/15/2025	37	35

Morgan Stanley Capital I
5.500% due 04/25/2017	34	34

Prime Mortgage Trust
5.000% due 02/25/2019	548	538

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	598	625

Sequoia Mortgage Trust
5.846% due 07/20/2033	316	313
5.852% due 10/19/2026	454	449
5.876% due 10/20/2027	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	$3,720	$3,586
6.531% due 05/25/2035	2,510	2,500

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,184	2,176

Washington Mutual, Inc.
5.401% due 12/25/2045	2,731	2,693
5.671% due 12/25/2027	2,486	2,486
5.983% due 02/25/2046	1,550	1,505

Total Mortgage-Backed Securities (Cost $55,847)		55,337

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp.
5.181% due 06/25/2036	1,071	1,067

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	25	25
5.481% due 10/25/2031	25	25

Bear Stearns Asset-Backed Securities, Inc.
5.401% due 09/25/2035	382	382

Centex Home Equity
5.431% due 01/25/2032	35	34

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	60	59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,976	1,640

Credit-Based Asset Servicing & Securitization LLC
5.311% due 01/25/2035	141	140

EMC Mortgage Loan Trust
5.881% due 08/25/2040	312	312

GSR Mortgage Loan Trust
5.231% due 11/25/2030	634	629

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	1,809	1,786

Home Equity Asset Trust
5.731% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036	84	84

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	993	990

Quest Trust
5.691% due 06/25/2034	20	20

Renaissance Home Equity Loan Trust
5.511% due 12/25/2032	68	66
5.571% due 08/25/2033	352	340

Residential Funding Mortgage Securities II, Inc.
5.231% due 02/25/2036	2,745	2,733

Soundview Home Equity Loan Trust
5.211% due 06/25/2037	3,373	3,349

Specialty Underwriting & Residential Finance
5.471% due 01/25/2034	35	33

Structured Asset Securities Corp.
5.421% due 01/25/2033	43	42

Wells Fargo Home Equity Trust
5.371% due 10/25/2035	1,909	1,902
5.381% due 12/25/2035	4,000	3,863

Total Asset-Backed Securities (Cost $19,782)		19,523

See Accompanying Notes	Semiannual Report	September 30, 2007	137

Schedule of Investments  Mortgage-Backed Securities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

COMMERCIAL PAPER 3.4%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	$15,600	$15,600

UBS Finance Delaware LLC
4.750% due 10/01/2007	3,800	3,800

		19,400

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,936	2,936

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $2,995. Repurchase proceeds are $2,937.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.3%
3.706% due 11/29/2007 - 12/13/2007 (b)(c)(f)	$7,150	$7,074

Total Short-Term Instruments (Cost $29,432)		29,410

Total Investments (d) 152.9% (Cost $871,671)		$869,009

Other Assets and Liabilities (Net) (52.9%)		(300,625)

Net Assets 100.0%		$568,384

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,183 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $8,514 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $132,330 at a weighted average interest rate of 5.430%. On September 30, 2007, securities valued at $187,709 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $891 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	814	$1,514

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$1,165
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	1,960	1,291
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	1,915
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,188

							$6,680

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$6,000	$(400)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	(1,019)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	1,105
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	4,500	(272)

							$(586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

138	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$13,400	$(247)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,100	(53)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	23,700	710
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	12,100	(44)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $118	07/01/2011	3,000	(110)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	32,000	(1,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	16,500	(565)

						$(1,686)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $	900	09/18/2027	3,000,000	$956

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.500%	10/01/2022	$4,000	$3,852	$3,852
Fannie Mae	5.000%	10/01/2022	10,500	10,297	10,292
Freddie Mac	5.500%	10/01/2037	10,000	9,806	9,792
Freddie Mac	6.000%	10/01/2037	100,000	100,633	100,109
U.S. Treasury Notes	4.500%	05/15/2017	8,878	8,744	8,993

				$133,332	$133,038

(2) Market value includes $162 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	139

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$60,500	$60,507

Ford Motor Co.
8.700% due 12/15/2013	4,975	4,837

Georgia-Pacific Corp.
6.948% due 12/20/2012	1,123	1,102
7.264% due 12/20/2012	1,333	1,309
7.474% due 12/20/2012	11,333	11,123

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	8,820
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	10,000	9,825

Total Bank Loan Obligations (Cost $114,015)		116,410

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.0%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	9,708	9,250

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,518

American Express Centurion Bank
6.000% due 09/13/2017	26,600	26,515

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,291
7.434% due 09/29/2049	8,700	9,262

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	40,470	42,238

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,773

Calabash Re II Ltd.
14.094% due 01/08/2010	5,700	5,896
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,500	2,609

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	28,722

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,517

Citigroup Funding, Inc.
5.136% due 04/23/2009	6,300	6,294

Citigroup, Inc.
5.400% due 01/30/2009	9,600	9,596
5.409% due 05/02/2008	14,100	14,104

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,734

East Lane Re Ltd.
12.356% due 05/06/2011	4,400	4,422

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,223

Foundation Re I Ltd.
9.620% due 11/24/2008	3,000	2,922

Foundation Re II Ltd.
12.270% due 11/26/2010	10,300	10,573

General Electric Capital Corp.
5.460% due 07/28/2008	3,500	3,499
5.744% due 12/12/2008	12,700	12,679

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	6,800	6,849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp. CPI Linked Bond
3.700% due 02/10/2009	$2,000	$1,935

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	3,900	3,921
7.000% due 09/27/2027	4,500	4,620

Longpoint Re Ltd.
10.944% due 05/08/2010	11,200	11,483

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	28,400	28,396

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	26,900	27,806

Mystic Re Ltd.
11.841% due 12/05/2008	6,900	6,996
14.541% due 12/05/2008	3,300	3,363

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Parametric Re Ltd.
7.421% due 11/19/2007	11,500	11,553
9.661% due 05/19/2008	1,500	1,504

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,822

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	9,000	9,024

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,347

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,309

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,300	2,306
13.110% due 01/09/2008	2,200	2,213

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,200	5,327
15.871% due 06/07/2010	23,500	24,313

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	2,000	2,143

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,939

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,015

Ventas Realty LP
8.750% due 05/01/2009	2,000	2,075

Vita Capital II Ltd.
6.260% due 01/01/2010	3,500	3,479
6.760% due 01/01/2010	5,000	5,004

Vita Capital III Ltd.
6.480% due 01/01/2012	7,900	7,854

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,100	19,924

Wachovia Bank N.A.
5.691% due 12/02/2010	30,500	30,342

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,810

		688,249

INDUSTRIALS 1.2%
Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	$4,000	$4,005

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,925

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,071

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,528
7.875% due 12/15/2007	8,200	8,231

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,133
6.375% due 10/01/2011	2,000	2,015

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,322

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,604

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,802

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,301
8.625% due 02/01/2022	6,900	8,545
9.500% due 09/15/2027	14,850	20,218

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

		143,727

UTILITIES 1.0%
BellSouth Corp.
4.240% due 04/26/2021	8,700	8,651

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,109

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,246
9.875% due 10/15/2007	4,185	4,195

Embarq Corp.
7.082% due 06/01/2016	4,600	4,776

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,634

Midwest Generation LLC
8.300% due 07/02/2009	10,119	10,296

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,919

		113,826

Total Corporate Bonds & Notes (Cost $937,381)		945,802

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,475	45,642

Total Convertible Bonds (Cost $45,041)		45,642

MUNICIPAL BONDS & NOTES 0.3%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,140	3,149

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,500	2,537

140	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	$8,125	$8,410

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,570	1,577

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	4,593

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	763
6.125% due 06/01/2032	740	747

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	405	425

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,300	6,202

Total Municipal Bonds & Notes (Cost $25,648)		28,403

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	61,000	60,199

Total Commodity Index-Linked Notes (Cost $61,000)		60,199

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
4.293% due 08/01/2035	406	411
4.579% due 07/01/2035	588	599
4.643% due 04/01/2035	1,163	1,164
4.666% due 05/01/2035	1,553	1,538
4.842% due 06/01/2033	337	341
5.000% due 06/25/2027 - 07/01/2037	78,691	75,424
5.000% due 08/01/2035 - 03/01/2036 (h)	15,666	14,971
5.261% due 03/25/2036	3,686	3,672
5.500% due 02/01/2033 - 10/01/2037	6,036,377	5,913,169
5.500% due 01/01/2035 - 04/01/2037 (h)	59,774	58,637
6.000% due 07/01/2036 - 10/01/2037	548,884	549,665
6.000% due 08/01/2036 - 03/01/2037 (h)	44,751	44,832
6.205% due 09/01/2044	3,167	3,197
6.206% due 10/01/2044	3,377	3,407
7.187% due 10/01/2031	562	568

Federal Housing Administration
7.430% due 12/01/2020	70	71

Freddie Mac
5.000% due 01/15/2024 - 09/01/2037	26,718	25,715
5.300% due 01/09/2012	30,000	30,280
5.411% due 09/25/2031	1,854	1,854
5.500% due 05/15/2016	10,917	11,009
6.000% due 09/01/2035 - 07/01/2037	143,002	143,211
6.102% due 12/15/2030	6,690	6,696
6.205% due 10/25/2044	10,063	10,036
6.500% due 01/25/2028	70	72
7.000% due 10/15/2030	311	310

Ginnie Mae
5.500% due 12/15/2036 - 10/01/2037	126,809	125,069

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 05/15/2028 - 04/15/2031	$1,198	$1,229

Total U.S. Government Agencies (Cost $7,007,925)		7,027,147

U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,392,722	1,346,916
1.625% due 01/15/2015	346,467	331,580
1.875% due 07/15/2013	853,968	840,626
1.875% due 07/15/2015	618,338	602,155
2.000% due 04/15/2012	117,487	116,670
2.000% due 01/15/2014	1,252,796	1,235,180
2.000% due 07/15/2014	406,667	401,297
2.000% due 01/15/2026	612,276	584,916
2.375% due 01/15/2017	6,714	6,764
2.375% due 01/15/2025	1,279,186	1,290,879
2.375% due 01/15/2027	363,750	368,297
2.500% due 07/15/2016	304,997	310,763
3.000% due 07/15/2012	1,259,866	1,311,639
3.375% due 01/15/2012	67,390	70,886
3.375% due 04/15/2032	27,108	33,119
3.500% due 01/15/2011	409,533	427,515
3.625% due 04/15/2028	963,005	1,173,362
3.875% due 01/15/2009	401,655	410,002
3.875% due 04/15/2029	667,294	847,568
4.250% due 01/15/2010	664,606	696,227

U.S. Treasury Bonds
5.375% due 02/15/2031	700	743

Total U.S. Treasury Obligations (Cost $12,267,654)		12,407,104

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.614% due 02/20/2036	44,550	44,144

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	43,902	43,204
4.550% due 08/25/2035	24,185	24,126
4.613% due 01/25/2034	3,983	4,026
4.779% due 01/25/2034	2,269	2,289
4.879% due 01/25/2035	8,932	8,833
6.282% due 11/25/2030	423	422

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,449	2,386
4.248% due 08/25/2035	10,366	10,126
4.748% due 08/25/2035	12,376	12,256
4.900% due 12/25/2035	2,628	2,618

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	12,502	12,246

GSR Mortgage Loan Trust
4.540% due 09/25/2035	33,308	32,990

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	2,012	1,978
5.836% due 06/20/2035	1,196	1,173

Mellon Residential Funding Corp.
5.787% due 12/15/2030	683	677
5.986% due 10/20/2029	381	382

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,051	3,034

Washington Mutual, Inc.
4.229% due 03/25/2034	806	801
5.391% due 11/25/2045	7,698	7,578
5.527% due 02/27/2034	3,411	3,393

Total Mortgage-Backed Securities (Cost $217,973)		218,682

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities, Inc.
5.461% due 01/25/2036		$1,618	$1,596
5.581% due 03/25/2043		187	186

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034		162	158

First USA Credit Card Master Trust
5.774% due 04/18/2011		2,000	2,001

GSAMP Trust
5.251% due 12/25/2035		1,737	1,734

GSR Mortgage Loan Trust
5.231% due 11/25/2030		703	696

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036		1,147	1,145

IXIS Real Estate Capital Trust
5.191% due 08/25/2036		3,323	3,316

Lehman XS Trust
5.211% due 07/25/2046		6,872	6,847
5.221% due 05/25/2046		1,493	1,487

Long Beach Mortgage Loan Trust
5.191% due 05/25/2046		2,715	2,712
5.221% due 01/25/2046		2,066	2,060

MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036		599	598

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037		7,910	7,867
5.191% due 04/25/2037		750	748
5.211% due 01/25/2037		454	454

Morgan Stanley ABS Capital I
5.201% due 03/25/2036		4,066	4,051

Nelnet Student Loan Trust
5.220% due 12/22/2014		1,372	1,371

New Century Home Equity Loan Trust
5.201% due 08/25/2036		6,498	6,474

Residential Asset Securities Corp.
5.201% due 04/25/2036		575	574
5.201% due 07/25/2036		7,904	7,878
5.211% due 01/25/2036		1,085	1,085
5.221% due 01/25/2036		260	260

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035		60	60

SACO I, Inc.
5.191% due 05/25/2036		3,338	3,244

SLM Student Loan Trust
5.360% due 01/25/2018		1,158	1,159
5.370% due 01/26/2015		378	378

Soundview Home Equity Loan Trust
5.191% due 12/25/2036		1,048	1,041

Specialty Underwriting & Residential Finance
5.211% due 12/25/2036		4,071	4,046

Total Asset-Backed Securities (Cost $65,548)			65,226

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,500	10,355

Total Sovereign Issues (Cost $10,284)			10,355

FOREIGN CURRENCY-DENOMINATED ISSUES 6.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,756

See Accompanying Notes	Semiannual Report	September 30, 2007	141

Schedule of Investments  Real Return Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,004	$25,294
4.250% due 12/01/2021		2,698	3,420

France Government Bond (d)
1.600% due 07/25/2011	EUR	6,419	8,980
1.600% due 07/25/2015		3,191	4,390
3.150% due 07/25/2032		6,819	11,377

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,905
5.500% due 09/15/2066	GBP	12,450	23,831
5.500% due 09/15/2067	EUR	500	695
6.500% due 09/15/2067	GBP	30,600	62,319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,172	3,099
4.250% due 08/01/2014		1,700	2,413

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	2,995,980	25,320
1.100% due 12/10/2016		10,628,020	91,539
1.200% due 06/10/2017		32,109,750	277,489

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	209

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,077

Pylon Ltd.
6.224% due 12/18/2008	EUR	21,850	31,361
8.624% due 12/18/2008		40,700	58,939

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,000	7,350

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	$2,141
4.000% due 12/01/2008		37,000	6,994

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	291
2.500% due 05/20/2009		12,200	65,501

Total Foreign Currency-Denominated Issues (Cost $691,949)			734,690

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,839

Total Preferred Stocks (Cost $2,903)			2,839

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.9%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$96,900	96,939

Nordea Bank Finland PLC
5.282% due 12/01/2008		5,500	5,492

Societe Generale NY
5.269% due 06/30/2008		1,500	1,501

			103,932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 1.6%
Freddie Mac
4.000% due 10/01/2007	$183,500	$183,500

REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	1,283	1,283

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $1,145 and Freddie Mac 5.200% due 03/05/2019 valued at $166. Repurchase proceeds are $1,283.)

U.S. TREASURY BILLS 0.8%
3.815% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	94,765	93,776

Total Short-Term Instruments (Cost $382,701)		382,491

PURCHASED OPTIONS (k) 0.3%
(Cost $23,792)		30,186

Total Investments (g) 191.8% (Cost $21,853,814)		$22,075,176

Written Options (l) (0.3%) (Premiums $31,031)		(32,460)

Other Assets and Liabilities (Net) (91.5%)		(10,530,323)

Net Assets 100.0%		$11,512,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $27,218 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $11,129 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $271,809 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007, was 108,852 at a weighted average interest rate of 5.49%. On September 30, 2007 securities valued at 112,708 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $46,025 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,660	$2,678
90-Day Euribor June Futures	Long	06/2009	190	216
90-Day Euribor March Futures	Long	03/2009	159	186
90-Day Euribor September Futures	Short	09/2008	627	163
90-Day Eurodollar December Futures	Long	12/2007	354	70
90-Day Eurodollar December Futures	Long	12/2008	1,521	453
90-Day Eurodollar June Futures	Short	06/2008	1,308	(1,666)
90-Day Eurodollar June Futures	Long	06/2009	2,142	1,463
90-Day Eurodollar March Futures	Short	03/2008	3,734	(1,478)
90-Day Eurodollar March Futures	Long	03/2009	2,495	1,852
90-Day Eurodollar September Futures	Short	09/2008	2,592	(2,720)
90-Day Eurodollar September Futures	Long	09/2009	1,410	380
Canada Government 10-Year Bond December Futures	Long	12/2007	22	20
Euro-Bund 10-Year Bond December Futures	Short	12/2007	834	(410)
Euro-Bund December Futures Call Options Strike @ EUR 125.000	Long	12/2007	31	0
Euro-Schatz December Futures	Long	12/2007	227	(19)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	227	0

142	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond December Futures	Short	12/2007	132	$696
U.S. Treasury 2-Year Note December Futures	Long	12/2007	275	56
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,394	689
U.S. Treasury 10-Year Note December Futures	Short	12/2007	1,941	(154)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	11,400	(214)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	688	106
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	978
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	362	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(397)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	405	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	639

				$3,615

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$88,650	$(739)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	13,000	(23)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,400	(129)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	15,000	955
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	1,200	132
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	7,000	918
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	(13)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	(16)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	4
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,900	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	36
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	11,600	(229)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	26,400	(75)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	2,500	(7)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	7,000	103
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	47,010	(348)
Bear Stearns & Co., Inc.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	7,200	(107)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,300	18
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	600	10
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	3,200	43
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	3,200	54
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	5,700	15
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	26,100	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	29,400	446
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	4,900	97
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	4,400	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	219
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,200	(16)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	3,100	(10)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	9,000	(25)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	9,600	129
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,900	(36)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	(17)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	(5)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	19,000	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	41
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	2,200	(42)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	1,100	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,200	(133)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	6

See Accompanying Notes	Semiannual Report	September 30, 2007	143

Schedule of Investments  Real Return Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	$2,000	$22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	9,300	1,024
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	18,000	(11)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	10,330	327
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,600	(65)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	800	(10)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,600	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,100	231
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,100	236
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,700	(51)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	0.250%		12/20/2007	1,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	24,800	(499)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	22,300	520
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	15,190	444
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	8,000	100
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	16
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,700	(1,108)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	12,130	365
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	18,600	2,042
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	5,000	69
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	(6)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,700	696
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	1,800	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,600	(25)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	2,100	29
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,200	162
Royal Bank of Scotland Group PLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	10,000	(530)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	7,000	(53)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	58
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	32,100	(557)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	1,500	(67)
UBS Warburg LLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)

							$4,214

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

144	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	162,100	$(96)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,200	25
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		145,000	(64)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		53,500	(397)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,900	182
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(1,510)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		614,500	(102)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	101
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(268)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		169,500	(107)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		21,200	35
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(153)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	47,600	(589)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		277,300	(3,183)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(378)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(121)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(383)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		5,200	(62)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(175)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	837
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	174
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(104)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(23)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		17,000	142
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		500	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,192
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,082
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	438
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(26)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.098%	09/28/2012		33,000	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	761
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	73
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(19)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(211)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(46)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	266
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(99)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(363)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	22
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	7,771
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	(43)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	401
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	206
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	56
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(139)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(5,075)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,908)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(1,604)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		30,600	(590)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	2,966
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(439)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,366
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		96,600	115
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	1,391
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	6,956
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(369)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	(323)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		17,000	(121)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(210)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	20,330,000	(2,282)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,920,000	(217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,290,000	(170)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		33,800,000	340
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	489
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	(9)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,909,100	(2,161)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		291,700	(112)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		632,300	(618)

See Accompanying Notes	Semiannual Report	September 30, 2007	145

Schedule of Investments  Real Return Fund   (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	271,900	$(338)
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	(148)
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	(50)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$13,000	(79)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(1,093)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		238,350	3,160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		277,800	8,545
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,500	(58)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	819
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		116,600	(4,841)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	133
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,900	(51)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		210,600	2,960
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		468,700	13,884
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		37,000	(1,114)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(3,753)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(5,926)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		106,900	4,116
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		126,700	1,677
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		264,300	1,217
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		28,700	830
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		98,800	(4,253)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,200	(217)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		14,600	966
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		170,900	5,339
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		206,300	(8,523)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	16,087
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,100	(1,531)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,411)

							$27,245

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	4,942	$93	$77
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	1,684	32	26
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	2,773	53	43
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	5,046	95	79
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	1,654	30	26
Call - CBOT U.S. Treasury 30-Year Note December Futures	138.000	11/20/2007	2,859	54	45

				$357	$296

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,270	$4,610
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	87,900	524	217
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	589	1,028

							$4,383	$5,855

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	$4,807	$1,087
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	11,292
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	1,781	4,705
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	519
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	4,285
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,147

						$18,982	$24,035

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010	$90.500	12/27/2007	$300,000	$70	$0

146	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	704	$362	$264
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	297	78	78
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	297	55	55

				$495	$397

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,300	$1,317	$1,581
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	871
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	1,986
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,448	1,095
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	3,405
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	1,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	254,000	3,124	3,564
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	175,800	513	207
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	822
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	5,680
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	6,851

							$26,809	$27,939

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$31,000	$152	$190
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	31,000	152	30
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,300	59	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,300	59	41
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	13,000	70	13
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	13,000	60	80

							$552	$436

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$324
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	3,364

				$3,175	$3,688

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$28,117	$28,396	0.25%

See Accompanying Notes	Semiannual Report	September 30, 2007	147

Schedule of Investments Real Return Fund (Cont.)	(Unaudited) September 30, 2007

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037		$69,000	$65,960	$65,819
Fannie Mae	5.500%	11/01/2037		3,475,300	3,403,266	3,401,992
Freddie Mac	5.000%	10/01/2037		21,800	20,883	20,795
Freddie Mac	6.000%	10/01/2037		143,000	144,117	143,156
Ginnie Mae	5.500%	10/01/2037		127,000	125,532	125,234
Republic of Germany	5.625%	01/04/2028	EUR	8,400	13,079	14,054
Treasury Inflation Protected Securities	2.000%	01/15/2016		$28,401	27,767	27,928
Treasury Inflation Protected Securities	2.375%	04/15/2011		122,408	123,132	123,311
Treasury Inflation Protected Securities	2.625%	07/15/2017		54,094	55,480	56,170
Treasury Inflation Protected Securities	3.625%	01/15/2008		2,446	2,449	2,468
U.S. Treasury Bonds	4.750%	08/15/2017		101,500	103,045	103,794
U.S. Treasury Bonds	4.750%	02/15/2037		49,600	49,988	49,327
U.S. Treasury Bonds	5.375%	02/15/2031		700	740	750
U.S. Treasury Notes	3.125%	09/15/2008		177,200	175,482	176,221
U.S. Treasury Notes	3.375%	02/15/2008		147,500	147,073	147,957
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,870	21,281
U.S. Treasury Notes	4.125%	08/31/2012		123,600	123,054	123,795
U.S. Treasury Notes	4.250%	08/15/2014		3,700	3,668	3,702
U.S. Treasury Notes	4.500%	02/15/2016		108,600	109,033	109,487
U.S. Treasury Notes	4.625%	11/15/2016		125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014		201,500	206,380	210,102
U.S. Treasury Notes	4.875%	08/15/2016		123,550	128,064	127,483
U.S. Treasury Notes	5.125%	05/15/2016		71,300	74,559	75,863

					$5,251,615	$5,258,700

(3) Market value includes $14,557 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	338	10/2007	$0	$(8)	$(8)
Buy	BRL	261,343	10/2007	4,186	0	4,186
Sell		261,343	10/2007	0	(5,199)	(5,199)
Buy		149,049	11/2007	3,104	0	3,104
Buy		217,373	03/2008	3,723	0	3,723
Sell	CAD	27,482	11/2007	0	(532)	(532)
Sell	CHF	10,851	12/2007	0	(330)	(330)
Buy	CNY	842,319	01/2008	1,089	0	1,089
Sell		842,319	01/2008	2	(216)	(214)
Buy		942,305	03/2008	578	0	578
Sell		942,305	03/2008	0	(592)	(592)
Sell	EUR	125,750	10/2007	0	(7,730)	(7,730)
Sell	GBP	92,570	11/2007	0	(3,200)	(3,200)
Sell	JPY	54,717,827	10/2007	870	(2,341)	(1,471)
Buy	KRW	2,142,640	01/2008	2	(2)	0
Buy		35,331,252	05/2008	962	0	962
Buy	MXN	1,309,150	03/2008	18	(1,486)	(1,468)
Buy		1,675,331	07/2008	200	(29)	171
Buy	MYR	50,575	05/2008	0	(17)	(17)
Sell	NZD	9,977	10/2007	0	(113)	(113)
Buy	PLN	130,931	07/2008	2,338	0	2,338
Buy	RUB	40,606	12/2007	76	0	76
Buy		1,373,311	01/2008	1,266	0	1,266
Buy		17,945	07/2008	6	0	6
Buy	SEK	379	12/2007	4	0	4
Sell		55,272	12/2007	0	(568)	(568)
Buy	SGD	66,992	10/2007	941	0	941
Sell		66,467	10/2007	0	(928)	(928)
Buy		3,032	02/2008	25	0	25
Buy		65,676	05/2008	912	0	912

				$20,302	$(23,291)	$(2,989)

148	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$15,900	$15,902

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Kinder Morgan, Inc.
7.070% due 05/24/2014	8,591	8,441
7.240% due 05/24/2014	136	134

MGM Mirage
6.495% due 10/03/2011	2,700	2,611
6.505% due 10/03/2011	3,600	3,481
8.375% due 10/03/2011	2,700	2,612

SLM Corp.
6.000% due 06/30/2008	24,000	23,921

Total Bank Loan Obligations (Cost $59,126)		59,546

CORPORATE BONDS & NOTES 25.7%

BANKING & FINANCE 16.3%
American Express Bank FSB
5.196% due 06/22/2009	3,000	2,989
5.826% due 06/12/2009	12,700	12,649

American Express Credit Corp.
5.780% due 03/02/2009	900	898

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,098

American International Group, Inc.
5.210% due 06/23/2008	6,300	6,302
5.400% due 01/29/2010	26,800	26,946

Bank of America N.A.
5.704% due 06/12/2009	12,700	12,668

Bank of Ireland
5.608% due 12/19/2008	12,800	12,794
5.696% due 12/18/2009	5,200	5,186

Bank of Scotland PLC
5.995% due 11/22/2012	2,000	2,004

Bear Stearns Cos., Inc.
5.584% due 02/23/2010	17,200	16,817
5.630% due 07/16/2009	12,300	12,201
6.950% due 08/10/2012	10,000	10,437

Calabash Re II Ltd.
16.594% due 01/08/2010	2,300	2,400

CIT Group, Inc.
5.510% due 01/30/2009	19,100	18,429
5.734% due 11/23/2007	75	75

Citigroup, Inc.
5.240% due 12/26/2008	9,700	9,697
5.400% due 01/30/2009	21,000	20,991
5.409% due 05/02/2008	5,300	5,302

Credit Agricole S.A.
5.505% due 05/28/2009	14,300	14,315

Danske Bank A/S
5.466% due 08/19/2008	19,200	19,202

East Lane Re Ltd.
12.356% due 05/06/2011	1,700	1,708

Ford Motor Credit Co.
5.625% due 10/01/2008	3,200	3,127
7.250% due 10/25/2011	3,050	2,861
7.800% due 06/01/2012	250	238

General Electric Capital Corp.
5.420% due 10/06/2010	13,800	13,643
5.440% due 05/10/2010	16,500	16,420
5.628% due 08/15/2011	1,300	1,285
5.794% due 06/15/2009	2,000	1,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Motors Acceptance Corp.
6.360% due 09/23/2008	$2,600	$2,562

Glitnir Banki HF
5.620% due 04/20/2010	6,000	5,887

GMAC LLC
4.375% due 12/10/2007	1,000	995
6.808% due 05/15/2009	5,900	5,685

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	900	897
5.300% due 12/22/2008	5,200	5,186
5.300% due 06/23/2009	41,910	41,785
5.498% due 06/28/2010	5,260	5,244
5.690% due 07/23/2009	1,000	1,000

HSBC Finance Corp.
5.420% due 10/21/2009	5,000	4,973
5.784% due 03/12/2010	3,200	3,178
5.809% due 12/05/2008	1,600	1,598
5.810% due 11/16/2009	4,000	4,023
5.824% due 09/15/2008	10,280	10,277

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,008

John Deere Capital Corp.
5.382% due 09/25/2008	14,100	14,100

JPMorgan Chase & Co.
5.869% due 05/07/2010	19,100	19,072

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	700	692
5.420% due 12/23/2010	9,700	9,388

Longpoint Re Ltd.
10.944% due 05/08/2010	3,300	3,383

MBNA Corp.
5.790% due 05/05/2008	6,320	6,339

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,659
6.050% due 08/15/2012	20,800	21,349

Metropolitan Life Global Funding I
5.560% due 05/17/2010	19,100	18,954

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,005

Morgan Stanley
5.410% due 05/07/2009	9,700	9,626
5.470% due 02/09/2009	12,100	12,031

Mystic Re Ltd.
15.541% due 06/07/2011	700	727

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.765% due 09/11/2009	8,900	8,922

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,707
5.380% due 01/15/2009	14,800	14,811

Redwood Capital IX Ltd.
11.610% due 01/09/2008	2,000	2,010

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	4,300	4,449

Rockies Express Pipeline LLC
6.448% due 08/20/2009	20,900	20,895

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,099

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,000	5,996
5.420% due 02/06/2009	19,200	19,165

SLM Corp.
5.440% due 01/25/2008	2,000	1,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	$13,570	$13,579

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,047
8.750% due 05/01/2009	3,000	3,112

Vita Capital III Ltd.
6.460% due 01/01/2011	2,200	2,191

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	17,200	17,049

Wachovia Bank N.A.
5.250% due 03/23/2009	3,300	3,296
5.330% due 10/03/2008	10,400	10,382
5.494% due 02/23/2009	7,900	7,891

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,010

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002

		646,910

INDUSTRIALS 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,132

Amgen, Inc.
5.585% due 11/28/2008	30,300	30,338

Comcast Corp.
5.660% due 07/14/2009	2,100	2,090

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,814

CVS Caremark Corp.
5.921% due 06/01/2010	7,800	7,779

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	3,800	3,776

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,541

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,717
6.375% due 10/01/2011	5,800	5,843

El Paso Corp.
6.500% due 06/01/2008	3,000	3,014

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,259

Equistar Chemicals LP
8.750% due 02/15/2009	8,200	8,518
10.125% due 09/01/2008	1,428	1,482

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,974

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
5.490% due 01/22/2010	8,000	7,979

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,717

Honeywell International, Inc.
5.410% due 07/27/2009	20,600	20,616

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,470

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,963

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,515

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,046

See Accompanying Notes	Semiannual Report	September 30, 2007	149

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reynolds American, Inc.
6.394% due 06/15/2011	$9,600	$9,608

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,202

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,890

Service Corp. International
6.500% due 03/15/2008	8,975	8,995

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,740
6.700% due 10/01/2007	4,136	4,136

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,290

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,638

Transocean, Inc.
5.869% due 09/05/2008	4,500	4,493

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,959

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	6,500	6,504

Weyerhaeuser Co.
6.210% due 09/24/2009	10,300	10,324

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,070

Xerox Corp.
6.396% due 12/18/2009	2,000	2,010
9.750% due 01/15/2009	6,415	6,740

		216,772

UTILITIES 4.0%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,865
5.785% due 11/14/2008	2,000	2,002

BellSouth Corp.
4.240% due 04/26/2021	9,300	9,247
5.658% due 08/15/2008	1,400	1,399

CMS Energy Corp.
9.875% due 10/15/2007	4,100	4,110

Dominion Resources, Inc.
5.660% due 09/28/2007	11,000	11,000

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,077

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,548
6.474% due 12/08/2008	9,600	9,637

Florida Power Corp.
5.975% due 11/14/2008	17,400	17,422

Midwest Generation LLC
8.300% due 07/02/2009	7,427	7,556

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,494

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,815	2,844

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,417

Qwest Corp.
5.625% due 11/15/2008	5,000	5,019

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sprint Nextel Corp.
5.598% due 06/28/2010	$14,200	$14,204

TXU Corp.
6.375% due 01/01/2008	4,100	4,123

TXU Electric Delivery Co.
6.069% due 09/16/2008	2,300	2,277

TXU Energy Co. LLC
6.194% due 09/16/2008	3,900	3,907

		160,531

Total Corporate Bonds & Notes (Cost $1,025,526)		1,024,213

MUNICIPAL BONDS 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	501

Total Municipal Bonds (Cost $483)		501

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	10,000	9,869

Total Commodity Index-Linked Notes (Cost $10,000)		9,869

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
4.500% due 09/25/2025	212	211
4.638% due 09/01/2035	1,093	1,088
4.802% due 11/01/2035	1,669	1,671
4.989% due 06/01/2035	1,051	1,048
5.000% due 01/25/2017 - 10/01/2037	38,899	37,138
5.036% due 01/01/2036	553	565
5.191% due 12/25/2036 - 07/25/2037	6,678	6,604
5.261% due 03/25/2036	1,038	1,034
5.281% due 08/25/2034	1,246	1,238
5.431% due 03/25/2036	4,535	4,494
5.470% due 01/01/2032	1,230	1,265
5.481% due 05/25/2042 - 03/25/2044	2,894	2,877
5.493% due 07/01/2034	52	52
5.500% due 02/01/2014 - 10/01/2037	893,492	876,087
5.530% due 02/01/2018	32	32
5.531% due 06/25/2032 - 09/25/2032	113	112
5.533% due 05/01/2021 - 04/01/2029	300	303
5.543% due 11/01/2025	26	26
5.545% due 05/01/2036	16,270	16,453
5.557% due 05/01/2036	298	302
5.581% due 10/25/2030	27	27
5.628% due 06/01/2034	26	27
5.731% due 10/25/2017	364	368
5.844% due 12/01/2036	209	211
5.893% due 12/01/2036	218	221
6.000% due 08/01/2035 - 10/01/2037	339,647	340,194
6.205% due 06/01/2043 - 07/01/2044	4,772	4,793
6.206% due 10/01/2044	3,474	3,506
6.208% due 03/01/2044	10,655	10,726
6.500% due 10/25/2023 (a)	42	2
6.500% due 11/01/2028 - 10/25/2042	1,156	1,189
6.654% due 07/01/2029	302	306
6.970% due 08/01/2026	19	19
7.000% due 03/01/2013	52	54

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.234% due 08/01/2029	$2,095	$2,107
7.310% due 12/01/2040	601	608
7.500% due 10/01/2023	37	37
8.928% due 06/25/2032	794	837

Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008	3,135	3,102
4.000% due 01/16/2009 - 04/20/2009	51,300	50,977
4.020% due 06/30/2009	2,000	1,987
4.150% due 01/12/2009	1,950	1,941
4.250% due 09/26/2008	2,600	2,592
4.330% due 03/16/2010	2,500	2,492
4.400% due 02/08/2010	22,340	22,241
4.500% due 06/22/2010	12,400	12,426
5.000% due 07/30/2008	100	100

Federal Housing Administration
6.896% due 07/01/2020	377	378
7.350% due 04/01/2019	172	173
7.430% due 07/01/2021-09/01/2022	163	165
7.435% due 02/01/2019	199	201

Freddie Mac
3.000% due 12/15/2021	581	577
4.000% due 04/15/2022 - 11/15/2022	5,476	5,449
4.483% due 08/01/2035	1,113	1,109
4.500% due 12/15/2025 - 08/15/2027	2,041	2,032
5.000% due 01/15/2018 - 03/15/2026	1,298	1,295
5.171% due 12/25/2036	37,564	37,417
5.500% due 05/01/2013 - 05/15/2016	27,394	27,582
5.982% due 02/15/2019	86,550	86,327
6.102% due 06/15/2031	315	314
6.152% due 06/15/2031	455	455
6.202% due 12/15/2031	15	15
6.205% due 10/25/2044 - 02/25/2045	15,112	15,109
6.405% due 07/25/2044	15,201	15,179
6.500% due 08/15/2008 - 07/25/2043	1,326	1,338
6.750% due 08/15/2023	706	721

Ginnie Mae
5.500% due 08/20/2029 - 09/20/2029	3,102	3,132
5.750% due 07/20/2022 - 09/20/2027	708	715
6.000% due 01/15/2032 - 03/20/2032	3,766	3,790
6.125% due 10/20/2017 - 10/20/2027	1,131	1,142
6.250% due 03/20/2029 - 03/20/2030	1,031	1,041
6.252% due 02/16/2030	72	73
6.375% due 05/20/2021 - 05/20/2030	5,577	5,630
6.402% due 02/16/2030	212	214
6.446% due 03/20/2031	1,252	1,264
6.500% due 02/20/2019	25	26
7.500% due 02/20/2030	187	195
8.000% due 12/15/2030 - 03/15/2032	202	215
8.500% due 06/20/2027	190	204

Small Business Administration
7.540% due 08/10/2009	106	109

Total U.S. Government Agencies (Cost $1,637,524)		1,629,276

150	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,305	$3,225
4.440% due 02/25/2045	98	95
5.000% due 09/25/2035	2,100	2,056
5.281% due 09/25/2035	33	33

Arkle Master Issuer PLC
5.732% due 11/19/2007	5,300	5,299

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	2,065	2,064

Banc of America Funding Corp.
4.614% due 02/20/2036	10,224	10,131
5.191% due 01/25/2037	519	514

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,186	1,197
7.420% due 07/20/2032	262	266

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,374	13,197
4.750% due 10/25/2035	27,538	27,274
5.656% due 11/25/2034	19,851	19,821
6.282% due 11/25/2030	423	422

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	2,890	2,864
5.507% due 09/25/2035	7,451	7,443
5.819% due 11/25/2036	5,701	5,704
5.905% due 01/25/2036	6,305	6,337

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,062	1,066

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	8,396	8,364

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	21,155	21,072
5.700% due 01/25/2037	21,255	21,107
5.793% due 12/26/2046	9,038	8,999

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,994	4,873

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	36	36

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	2,630	2,606

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	502	491
5.311% due 05/25/2047	7,219	6,986
5.411% due 02/25/2037	5,718	5,553
5.576% due 09/20/2046	339	338
5.646% due 05/20/2046	289	287
5.676% due 02/20/2047	9,797	9,562

Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	235	233
5.361% due 05/25/2035	725	706
5.401% due 05/25/2034	73	73
5.451% due 03/25/2035	1,234	1,211
5.471% due 06/25/2035	15,776	15,453
6.834% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	6	6
5.953% due 03/25/2032	86	85

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,758	1,755
5.211% due 02/25/2037	2,602	2,599
5.221% due 08/25/2037	3,245	3,223

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,106	1,080
6.052% due 08/15/2032	8,264	8,244
6.102% due 11/15/2031	540	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$9,337	$9,277
5.211% due 01/25/2047	7,616	7,442
5.351% due 06/25/2045	984	965
5.361% due 06/25/2045	444	436
5.401% due 11/25/2045	1,141	1,121

Greenwich Capital Acceptance, Inc.
8.110% due 06/25/2024	13	13

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	6,960	6,899
5.898% due 06/06/2020	4	4

GSR Mortgage Loan Trust
4.540% due 09/25/2035	12,850	12,728
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	2,762	2,759

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	2,521	2,459
5.592% due 01/19/2038	59	59
5.722% due 05/19/2035	3,729	3,654
5.742% due 03/19/2037	8,182	8,046

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	4,782	4,777

Indymac ARM Trust
6.605% due 01/25/2032	10	10
6.637% due 01/25/2032	5	5

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	3,014	2,998
5.231% due 01/25/2037	396	396

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,163	2,096

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	402	401

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,684	1,640

MASTR Seasoned Securities Trust
6.205% due 09/25/2017	681	690

Mellon Residential Funding Corp.
5.787% due 12/15/2030	3,216	3,187
5.986% due 10/20/2029	4,765	4,771

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,390	3,371

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,177	8,112

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	9,178	8,958
5.381% due 11/25/2035	7,501	7,352
6.132% due 03/15/2025	635	609

Morgan Stanley Capital I
5.812% due 10/15/2020	10,542	10,496

RAAC Series 2005-SP1
5.000% due 09/25/2034	790	780

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	508	491
5.431% due 08/25/2035	2,462	2,399
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	270	271

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	26,144	7

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,881	1,859
5.846% due 07/20/2033	5,407	5,356
5.876% due 10/20/2027	2,347	2,342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	$156	$156

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,609	1,599
5.261% due 03/25/2037	2,345	2,336
5.351% due 05/25/2036	12,486	12,214
5.361% due 05/25/2045	1,254	1,220
5.752% due 07/19/2035	13,099	12,877
5.832% due 09/19/2032	122	122
5.852% due 03/19/2034	1,214	1,211

Structured Asset Securities Corp.
5.181% due 05/25/2036	898	890
5.241% due 04/25/2036	2,400	2,371
5.322% due 10/25/2035	1,825	1,808
6.063% due 02/25/2032	378	378
6.150% due 07/25/2032	376	375
7.188% due 01/25/2032	14	14

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	36	36
5.241% due 01/25/2037	5,535	5,517

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	9,655	9,540
5.251% due 03/25/2046	3,500	3,478

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	448	450
5.842% due 09/15/2021	20,528	20,454

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	465	463

Washington Mutual, Inc.
4.047% due 09/25/2033	3,912	3,872
5.211% due 06/25/2046	67	67
5.321% due 04/25/2045	55	54
5.401% due 12/25/2045	633	624
5.421% due 10/25/2045	1,095	1,071
5.671% due 12/25/2027	8,523	8,523
5.713% due 01/25/2047	1,116	1,104
5.771% due 12/25/2027	4,143	4,108
5.777% due 07/25/2046	600	600
5.777% due 08/25/2046	15,228	15,218
5.777% due 12/25/2046	2,575	2,579
5.793% due 12/25/2046	3,996	3,931
5.944% due 09/25/2036	142	142
5.983% due 02/25/2046	5,837	5,670
5.983% due 08/25/2046	27,488	26,973
6.183% due 11/25/2042	1,436	1,441
6.383% due 06/25/2042	2,111	2,079
6.383% due 08/25/2042	2,080	2,090
6.483% due 09/25/2046	1,178	1,171
6.483% due 11/25/2046	449	449

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,278	9,126
4.110% due 06/25/2035	676	673

Total Mortgage-Backed Securities (Cost $537,205)		534,292

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	14	14
5.281% due 08/25/2035	164	163

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544
5.291% due 09/25/2035	34	34

ACE Securities Corp.
5.181% due 06/25/2036	520	518
5.181% due 12/25/2036	1,501	1,491
5.191% due 10/25/2036	276	274
5.201% due 12/25/2035	745	743
5.211% due 02/25/2036	252	252

See Accompanying Notes	Semiannual Report	September 30, 2007	151

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 10/25/2036	$642	$639
5.221% due 06/25/2037	2,755	2,743
5.261% due 10/25/2036	2,400	2,373
5.615% due 10/25/2035	11	11

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,300	2,297
5.862% due 09/15/2010	5,000	5,002

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	14	14
5.481% due 10/25/2031	563	558
5.481% due 08/25/2032	126	123

Argent Securities, Inc.
5.171% due 06/25/2036	216	215
5.181% due 10/25/2036	1,007	999
5.191% due 05/25/2036	179	179
5.201% due 04/25/2036	361	360
5.211% due 03/25/2036	625	624

Asset-Backed Funding Certificates
5.191% due 10/25/2036	48	47
5.191% due 11/25/2036	2,115	2,104
5.191% due 01/25/2037	3,947	3,926

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,495	1,487
5.191% due 03/25/2036	93	92
5.211% due 05/25/2037	1,792	1,777
5.406% due 09/25/2034	13	12

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	432	431

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,450	1,439
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	10	10
5.211% due 10/25/2036	605	602
5.221% due 04/25/2036	263	263
5.461% due 10/25/2032	1,601	1,567
5.531% due 10/27/2032	103	102
5.581% due 03/25/2043	1,623	1,611
6.502% due 10/25/2037	5,500	5,481

Brazos Student Finance Corp.
5.430% due 06/01/2023	1,662	1,665

Carmax Auto Owner Trust
5.328% due 06/16/2008	1,028	1,028

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	133	133
5.181% due 01/25/2037	209	208
5.825% due 10/25/2035	2,731	2,688

Centex Home Equity
5.301% due 03/25/2035	20	20

Chase Credit Card Master Trust
5.862% due 02/15/2011	3,700	3,699
5.922% due 09/15/2011	18,800	18,795

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	66	65

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,040
5.530% due 02/07/2010	1,500	1,501

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.181% due 10/25/2036	845	841
5.181% due 11/25/2036	374	373
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,216	4,205
5.211% due 12/25/2035	663	662
5.241% due 03/25/2037	995	987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	$175	$174
5.181% due 03/25/2037	235	234
5.181% due 05/25/2037	12,003	11,929
5.181% due 07/25/2037	3,604	3,582
5.181% due 03/25/2047	1,208	1,202
5.191% due 03/25/2037	372	370
5.191% due 09/25/2046	836	833
5.201% due 06/25/2036	433	432
5.201% due 07/25/2036	152	152
5.201% due 08/25/2036	107	107
5.201% due 09/25/2036	128	128
5.201% due 06/25/2037	2,655	2,634
5.211% due 06/25/2037	3,150	3,125
5.211% due 10/25/2037	1,808	1,794
5.231% due 08/25/2037	11,400	11,203
5.231% due 09/25/2037	1,778	1,766
5.231% due 09/25/2047	2,690	2,672
5.241% due 10/25/2046	225	224
5.261% due 07/25/2036	285	285
5.291% due 02/25/2036	1,007	1,002
5.311% due 09/25/2036	3,200	3,156
5.321% due 06/25/2036	2,100	2,076
5.611% due 12/25/2031	89	88
5.871% due 05/25/2032	185	178

Countrywide Home Equity Loan Trust
5.892% due 01/15/2037	242	239

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,585	1,575
5.221% due 12/25/2037	2,464	2,450

Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	40	39

EMC Mortgage Loan Trust
5.501% due 05/25/2040	196	195

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	627	611

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	3,802	3,783
5.171% due 01/25/2038	3,120	3,102
5.181% due 11/25/2036	6,348	6,258
5.181% due 12/25/2036	1,178	1,169
5.201% due 01/25/2036	111	111
5.201% due 12/25/2037	1,742	1,729
5.221% due 01/25/2036	1,730	1,723
5.501% due 12/25/2034	523	518

First USA Credit Card Master Trust
5.774% due 04/18/2011	6,800	6,802

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	2,497	2,470
5.201% due 02/25/2037	789	786

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.191% due 04/25/2036	60	60
5.201% due 09/25/2036	49	49
5.201% due 10/25/2036	689	664
5.201% due 12/25/2036	3,799	3,756
5.231% due 01/25/2047	3,081	3,061
5.251% due 12/25/2035	233	232
5.421% due 03/25/2034	70	70

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	152	151

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625
5.211% due 05/25/2036	527	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$724	$725

HSBC Asset Loan Obligation
5.191% due 12/25/2036	3,129	3,121

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	13,177	13,057
5.191% due 05/25/2037	481	476
5.211% due 12/25/2035	695	693
5.241% due 03/25/2036	6,700	6,624

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	283	283
5.191% due 04/25/2037	3,045	3,024
5.211% due 07/25/2037	1,164	1,154
5.221% due 03/25/2036	1,279	1,276
5.261% due 04/25/2037	1,224	1,217

Irwin Home Equity Corp.
5.671% due 07/25/2032	374	367

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	298	297

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	97	97
5.181% due 07/25/2036	2,383	2,372
5.181% due 08/25/2036	1,516	1,505
5.181% due 10/25/2036	4,136	4,087
5.211% due 03/25/2037	1,682	1,669
5.380% due 04/01/2037	1,180	1,170

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,825	1,816

Lehman XS Trust
5.201% due 05/25/2046	1,203	1,200
5.211% due 04/25/2046	147	146
5.211% due 06/25/2046	716	715
5.211% due 08/25/2046	751	745
5.211% due 11/25/2046	2,136	2,094
5.221% due 05/25/2046	88	87
5.251% due 11/25/2036	488	488
5.281% due 04/25/2037	6,249	6,221

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	552	551
5.171% due 11/25/2036	1,965	1,954
5.191% due 10/25/2036	66	66
5.191% due 05/25/2046	273	273
5.201% due 03/25/2036	316	316
5.211% due 02/25/2036	141	141
5.221% due 01/25/2046	536	535
5.411% due 10/25/2034	384	374
5.685% due 08/25/2035	21	21
6.205% due 03/25/2032	117	113

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	337	336
5.181% due 11/25/2036	2,215	2,196
5.181% due 01/25/2037	1,071	1,064
5.191% due 10/25/2036	24	24
5.191% due 11/25/2036	574	571
5.211% due 01/25/2036	1,018	1,016
5.211% due 05/25/2037	1,529	1,512
5.241% due 11/25/2035	988	986

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,000	1,997
5.872% due 08/16/2010	5,200	5,203

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	3,581	3,551

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	1,163	1,157
5.161% due 06/25/2037	1,322	1,318
5.191% due 04/25/2037	555	553
5.201% due 08/25/2036	5,947	5,928
5.201% due 02/25/2037	395	394
5.201% due 07/25/2037	274	272

152	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 01/25/2037	$431	$431
5.211% due 09/25/2037	217	216
5.251% due 02/25/2037	1,844	1,830

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	604	602
5.171% due 06/25/2036	1,119	1,115
5.171% due 07/25/2036	1,029	1,024
5.171% due 09/25/2036	124	123
5.171% due 10/25/2036	1,571	1,560
5.171% due 01/25/2037	2,994	2,970
5.181% due 10/25/2036	3,580	3,560
5.181% due 11/25/2036	6,649	6,603
5.191% due 05/25/2037	6,024	5,978
5.201% due 02/25/2036	1,662	1,659
5.231% due 09/25/2036	125	123

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	2,156	2,142

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,861	1,847

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,622	1,612

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,568	1,570

New Century Home Equity Loan Trust
5.191% due 05/25/2036	825	824
5.201% due 08/25/2036	869	865
5.311% due 05/25/2036	1,600	1,577
5.391% due 06/25/2035	31	30

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,090	1,086
5.181% due 07/25/2036	912	909
5.181% due 01/25/2037	4,442	4,420
5.191% due 07/25/2037	1,806	1,794
5.671% due 06/25/2032	76	75
5.671% due 08/25/2032	374	369

Park Place Securities, Inc.
5.391% due 09/25/2035	755	749

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	3,180	3,145

Quest Trust
5.691% due 06/25/2034	134	134

Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	124	121
5.571% due 08/25/2033	972	939
5.631% due 12/25/2033	807	785

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	96	96
5.211% due 01/25/2036	568	568
5.211% due 02/25/2036	270	270
5.211% due 10/25/2036	269	267
5.231% due 08/25/2046	1,178	1,168
5.691% due 06/25/2032	11	11

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,761	1,755
5.191% due 01/25/2037	1,777	1,765
5.201% due 03/25/2036	323	323
5.201% due 04/25/2036	460	459
5.201% due 07/25/2036	546	544
5.201% due 11/25/2036	9,053	8,991
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	258	257
5.211% due 10/25/2036	60	60
5.221% due 01/25/2036	306	306
5.241% due 04/25/2037	2,681	2,661
5.321% due 05/25/2034	7	7

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	3,116	3,077
5.271% due 09/25/2035	83	83

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SACO I, Inc.
5.191% due 05/25/2036		$847	$823

Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032		172	171

Saxon Asset Securities Trust
5.191% due 11/25/2036		213	212
5.401% due 01/25/2032		3	3

Sears Credit Account Master Trust
5.972% due 04/16/2013		700	698

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037		1,416	1,407
5.191% due 03/25/2036		653	649

SLC Student Loan Trust
5.538% due 02/15/2015		7,881	7,865

SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,725
5.330% due 04/25/2012		841	842
5.330% due 07/25/2013		814	814
5.340% due 04/25/2014		5,989	5,990
5.350% due 10/27/2014		4,121	4,122
5.350% due 10/25/2016		3,358	3,360
5.350% due 07/25/2017		3,048	3,046

Soundview Home Equity Loan Trust
5.161% due 07/25/2036		44	43
5.171% due 11/25/2036		827	824
5.191% due 12/25/2036		1,048	1,040
5.211% due 01/25/2037		2,938	2,919
5.211% due 06/25/2037		2,446	2,428
5.231% due 10/25/2036		84	84

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		1,045	1,038
5.176% due 11/25/2037		246	244
5.191% due 01/25/2038		1,881	1,869
5.211% due 12/25/2036		885	880
5.471% due 01/25/2034		85	81

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		1,113	1,100

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,359	4,308
5.181% due 10/25/2036		66	66
5.211% due 01/25/2037		1,489	1,472
5.231% due 01/25/2037		1,619	1,595
5.261% due 12/25/2035		47	47
5.421% due 01/25/2033		1,637	1,582

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		594	594

USAA Auto Owner Trust
5.310% due 03/16/2009		557	557

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,438	1,439

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		2,951	2,922
5.191% due 10/25/2036		948	941
5.201% due 04/25/2036		366	365

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,614	1,604
5.231% due 03/25/2037		877	871
5.241% due 11/25/2035		886	885
5.371% due 10/25/2035		9,356	9,320

Total Asset-Backed Securities (Cost $429,742)			427,255

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,300	3,315

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	$869

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,129

Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		600,000	5,298
1.845% due 11/26/2049		200,000	1,756
1.856% due 09/29/2049		100,000	875

Total Foreign Currency-Denominated Issues (Cost $17,399)			18,242

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		328	3,524

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,056

Total Preferred Stocks (Cost $10,697)			10,580

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 5.8%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$6,800	6,803

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
5.400% due 01/15/2010		16,800	16,822

Barclays Bank PLC
5.281% due 03/17/2008		17,500	17,505
5.940% due 08/10/2009		9,600	9,608

Calyon Financial, Inc.
5.340% due 01/16/2009		16,900	16,906
5.395% due 06/29/2010		700	701

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,604

Citibank New York N.A.
5.470% due 11/21/2007		10,900	10,900

Dexia S.A.
5.270% due 09/29/2008		18,500	18,506

Fortis Bank NY
5.074% due 06/30/2008		20,700	20,707
5.265% due 04/28/2008		800	800
5.300% due 09/30/2008		3,700	3,701

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202

Nordea Bank Finland PLC
5.308% due 04/09/2009		33,500	33,455
5.320% due 02/06/2009		3,500	3,495
5.682% due 12/01/2008		1,700	1,698

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,900	2,897

Skandinav Enskilda BK
5.340% due 08/21/2008		2,700	2,700

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		28,100	28,065

Societe Generale NY
5.270% due 03/26/2008		8,980	8,981
5.271% due 06/30/2008		8,100	8,103

Unicredito Italiano NY
5.506% due 05/29/2008		1,400	1,399

			232,658

See Accompanying Notes	Semiannual Report	September 30, 2007	153

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 19.9%
ABN AMRO N.A. Finance
5.305% due 10/19/2007	$5,100	$5,086

ANZ National International Ltd.
5.250% due 10/17/2007	60,000	59,860

Calyon N.A. LLC
5.090% due 11/02/2007	28,600	28,471

Cox Communications, Inc.
6.002% due 01/15/2008	6,430	6,331

DnB NORBank ASA
5.090% due 12/03/2007	15,600	15,455
5.400% due 12/17/2007	37,100	36,680

Export Development Corp.
5.190% due 12/27/2007	13,000	12,834

Freddie Mac
4.000% due 10/01/2007	168,100	168,100

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,964
5.170% due 11/06/2007	6,900	6,864
5.210% due 10/31/2007	300	299
5.240% due 10/18/2007	1,300	1,297

HBOS Treasury Services PLC
5.245% due 10/17/2007	59,800	59,661
5.250% due 10/09/2007	9,600	9,589
5.250% due 10/11/2007	1,200	1,198
5.400% due 12/13/2007	400	396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KFW International Finance, Inc.
5.030% due 10/11/2007	$300	$300

Santander Hispano Finance Delaware
5.190% due 01/28/2008	70,000	68,798

Societe Generale NY
5.240% due 10/16/2007	5,000	4,989

Swedbank AB
5.410% due 10/18/2007	83,200	82,987
5.440% due 11/20/2007	41,200	40,889

UBS Finance Delaware LLC
5.200% due 10/23/2007	2,200	2,193
5.230% due 10/15/2007	2,100	2,096
5.245% due 10/26/2007	3,300	3,288
5.250% due 10/18/2007	1,000	997

Unicredit Delaware, Inc.
5.160% due 12/20/2007	5,000	4,941

Unicredito Italiano SpA
5.125% due 01/22/2008	13,000	12,787
5.500% due 10/05/2007	37,650	37,627

Westpac Banking Corp.
5.100% due 11/13/2007	45,000	44,726
5.170% due 10/15/2007	37,300	37,225
5.245% due 10/25/2007	17,900	17,837

Westpac Trust Securities NZ Ltd.
5.610% due 12/11/2007	7,500	7,422

		791,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$11,819	$11,819

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $12,058. Repurchase proceeds are $11,823.)

U.S. TREASURY BILLS 0.5%
3.832% due 10/04/2007 - 12/13/2007 (b)(c)(e)	19,040	18,844

Total Short-Term Instruments (Cost $1,054,626)		1,054,508

PURCHASED OPTIONS (g) 0.5%
(Cost $12,075)		20,645

Total Investments (d) 120.3% (Cost $4,794,403)		$4,788,927

Written Options (h) (0.2%) (Premiums $5,924)		(9,694)

Other Assets and Liabilities (Net) (20.1%)		(799,225)

Net Assets 100.0%		$3,980,008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $151,530 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $15,838 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	3,737	$5,173
90-Day Eurodollar March Futures	Long	03/2008	1,912	1,651
Euro-Schatz December Futures	Short	12/2007	2,490	765
U.S. Treasury 2-Year Note December Futures	Long	12/2007	1	1
U.S. Treasury 10-Year Note December Futures	Short	12/2007	3,288	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	2,432	340
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,780	(3,223)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,028	460

				$5,040

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	$6,000	$91
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	3,800	(64)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	3,800	2
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	3,800	(3)
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	15,000	223

154	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	$1,600	$(2)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	4,000	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,900	4
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	1,400	2
Bear Stearns & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	10,000	117
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	22,100	(209)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	2,300	(16)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	3,800	(31)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	1,600	(3)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	2,200	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	1,600	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	3,900	4
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	3,800	(5)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	3,800	(52)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	3,800	(18)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	3,800	11
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	13,600	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.300%		12/20/2007	16,100	89
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	15,300	(7)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	7,600	139
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	1,700	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	1,700	(3)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	3,800	(32)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	3,800	(18)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	4,500	9
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,200	(8)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	10,000	91

							$309

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(316)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		50,200	(243)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(40)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		38,300	(197)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		53,100	(164)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		104,200	(380)

See Accompanying Notes	Semiannual Report	September 30, 2007	155

Schedule of Investments  Short-Term Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	44,100	$40
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,500	(207)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	668
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		12,400	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		85,900	104
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$56,800	(2,432)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		98,400	(1,428)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		47,400	(1,983)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(27)

							$(6,611)

(g)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$2,050
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	531
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	979
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	1,933
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	2,052
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	876
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	3,624

							$5,998	$12,994

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$1,319
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	135
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		$8,100	464	706
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	554
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	9,000	443	778
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	295
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	601
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	219
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	1,005
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	383
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	234
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	227
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	596
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	599

						$6,077	$7,651

(h)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$1,636
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	362
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	696
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	1,531
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	667
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	1,652
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	616
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	2,534

							$5,924	$9,694

156	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$33,900	$32,380	$32,337
U.S. Treasury Notes	4.250%	11/15/2014	60,200	59,727	60,711
U.S. Treasury Notes	4.250%	08/15/2015	76,115	74,733	75,516
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,305	1,311
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,458	1,493

				$169,603	$171,368

(2) Market value includes $1,597 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	35,716	11/2007	$382	$0	$382
Buy		26,159	03/2008	1,872	0	1,872
Buy	CLP	2,447,604	11/2007	266	0	266
Buy		63,745	03/2008	4	0	4
Buy	CNY	226,774	01/2008	30	(1)	29
Sell		226,774	01/2008	0	(128)	(128)
Buy		611,702	03/2008	153	(55)	98
Sell		611,702	03/2008	0	(382)	(382)
Buy	EUR	359	10/2007	13	0	13
Sell		4,780	10/2007	0	(291)	(291)
Sell	GBP	10,592	11/2007	0	(416)	(416)
Sell	JPY	1,801,759	10/2007	0	(801)	(801)
Buy	KRW	9,461,871	11/2007	118	0	118
Buy		17,486,560	01/2008	131	0	131
Buy		1,673,550	05/2008	45	0	45
Buy	MXN	130,394	03/2008	196	0	196
Buy		212,679	07/2008	44	0	44
Buy	NOK	57,384	12/2007	763	0	763
Buy	PLN	52,419	03/2008	1,013	0	1,013
Buy		31,221	07/2008	175	0	175
Buy	RUB	3,190	11/2007	8	0	8
Buy		1,299,698	12/2007	1,725	0	1,725
Buy		488,648	07/2008	193	0	193
Buy	SGD	41,098	10/2007	355	0	355
Buy		2,701	05/2008	42	0	42
Buy	ZAR	22,036	03/2008	64	0	64
Buy		1,750	07/2008	10	0	10

				$7,602	$(2,074)	$5,528

See Accompanying Notes	Semiannual Report	September 30, 2007	157

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	497	489
6.880% due 03/22/2013	113	112
6.972% due 03/22/2013	283	279

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	2,000	1,943

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	1,300	1,247

Sensata Technologies, Inc.
7.105% due 04/27/2013	2,488	2,399

SLM Corp.
6.000% due 06/30/2008	2,300	2,292

Total Bank Loan Obligations (Cost $9,111)		8,884

CORPORATE BONDS & NOTES 35.5%

BANKING & FINANCE 24.0%
Ajax Re Ltd.
11.944% due 05/08/2009	4,700	4,719

American Express Bank FSB
5.196% due 06/22/2009	2,500	2,491
5.556% due 10/20/2009	2,100	2,089

American Express Centurion Bank
5.819% due 05/07/2008	1,900	1,897
5.826% due 06/12/2009	1,900	1,892

American Express Credit Corp.
5.880% due 11/09/2009	2,100	2,090

American International Group, Inc.
5.210% due 06/23/2008	8,600	8,603

Bank of America Corp.
5.370% due 11/06/2009	500	498
5.608% due 06/19/2009	9,600	9,567

Bank of America N.A.
5.646% due 12/18/2008	800	799
5.704% due 06/12/2009	2,000	1,995
5.974% due 06/15/2016	2,300	2,266

Bank of Ireland
5.696% due 12/18/2009	5,900	5,884

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	3,000	2,928
5.630% due 05/18/2010	4,800	4,687
5.660% due 01/30/2009	2,300	2,279

Capital One Financial Corp.
6.004% due 09/10/2009	1,800	1,789

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	399

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,667
5.748% due 12/19/2008	1,500	1,453

Citigroup Funding, Inc.
5.200% due 06/26/2009	1,500	1,498

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	7,100	7,106
5.794% due 03/17/2009	2,000	2,002

Citigroup, Inc.
5.228% due 12/28/2009	3,500	3,488

Credit Agricole S.A.
5.505% due 05/28/2009	1,700	1,702
5.555% due 05/28/2010	2,000	2,003

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
East Lane Re Ltd.
11.356% due 05/06/2011	$9,500	$9,707

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	913

Export-Import Bank of Korea
5.711% due 06/01/2009	2,400	2,404
5.770% due 11/16/2010	5,900	5,919

Ford Motor Credit Co.
5.625% due 10/01/2008	2,300	2,248
6.625% due 06/16/2008	10,500	10,422
7.375% due 10/28/2009	600	589

Foundation Re II Ltd.
12.270% due 11/26/2010	2,500	2,566

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,373
5.628% due 08/15/2011	6,300	6,226

General Motors Acceptance Corp.
6.360% due 09/23/2008	7,400	7,291

GMAC LLC
5.850% due 01/14/2009	2,200	2,154

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,300	1,295
5.250% due 12/23/2008	500	499
5.300% due 12/22/2008	3,600	3,590
5.300% due 06/23/2009	3,100	3,091
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	2,500	2,501

HSBC Finance Corp.
5.824% due 09/15/2008	1,400	1,400
6.538% due 11/13/2007	10,100	10,120

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.400% due 05/07/2010	2,800	2,791

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	2,500	2,420
5.600% due 08/21/2009	1,700	1,660
5.630% due 11/10/2009	1,300	1,269
5.630% due 11/16/2009	4,900	4,784

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	5,500	5,483
5.400% due 10/23/2008	2,400	2,394
5.701% due 12/04/2009	2,300	2,283

Metropolitan Life Global Funding I
5.560% due 05/17/2010	3,700	3,672

Morgan Stanley
5.189% due 11/21/2008	1,600	1,593
5.410% due 05/07/2009	1,400	1,389
5.450% due 01/15/2010	1,400	1,383
5.470% due 02/09/2009	2,800	2,784
5.610% due 01/18/2011	3,300	3,259

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,053

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Prudential Financial, Inc.
5.853% due 06/13/2008	4,400	4,405

Residential Capital LLC
7.595% due 05/22/2009	2,300	1,958

Rockies Express Pipeline LLC
6.448% due 08/20/2009	2,800	2,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	$3,400	$3,399
5.410% due 07/21/2008	1,600	1,599

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,500	6,496

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,500	2,628

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,907

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,900	1,883

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,169
5.490% due 10/15/2011	5,700	5,640

Westpac Banking Corp.
5.758% due 06/06/2008	1,200	1,199

		246,802

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	4,100	4,105

Anadarko Petroleum Corp.
6.094% due 09/15/2009	2,000	1,989

BP AMI Leasing, Inc.
5.210% due 06/26/2009	3,900	3,902

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	3,795	3,800

Cox Communications, Inc.
6.253% due 12/14/2007	1,300	1,301

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	3,500	3,487

Equistar Chemicals LP
10.125% due 09/01/2008	686	712

General Electric Co.
5.764% due 12/09/2008	9,600	9,620

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,922

Home Depot, Inc.
5.819% due 12/16/2009	2,000	1,975

Hospira, Inc.
5.678% due 03/30/2010	2,400	2,381

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	710

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
6.180% due 12/03/2012	3,600	3,599

Reynolds American, Inc.
6.394% due 06/15/2011	500	500

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,200

Time Warner, Inc.
5.730% due 11/13/2009	10,100	9,986

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,360

Transocean, Inc.
5.869% due 09/05/2008	2,400	2,396

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	4,400	4,402

158	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weyerhaeuser Co.
6.210% due 09/24/2009	$2,800	$2,807

		69,190

UTILITIES 4.7%
America Movil SAB de C.V.
5.300% due 06/27/2008	2,700	2,701

AT&T, Inc.
5.460% due 02/05/2010	1,100	1,097
5.785% due 11/14/2008	2,000	2,002

CMS Energy Corp.
9.875% due 10/15/2007	7,300	7,318

Dominion Resources, Inc.
5.755% due 11/14/2008	4,460	4,463

Entergy Gulf States, Inc.
6.474% due 12/08/2008	3,000	3,012

Florida Power Corp.
5.975% due 11/14/2008	1,900	1,902

NiSource Finance Corp.
6.064% due 11/23/2009	600	596

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,505

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,914

Qwest Corp.
5.625% due 11/15/2008	2,700	2,710
8.944% due 06/15/2013	3,400	3,646

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,756

Southern California Edison Co.
5.459% due 02/02/2009	2,000	1,996

Telecom Italia Capital S.A.
5.836% due 02/01/2011	1,300	1,297

Telefonica Emisones SAU
5.888% due 06/19/2009	2,600	2,598

		48,513

Total Corporate Bonds & Notes (Cost $365,648)		364,505

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	3,000	2,961

Total Commodity Index-Linked Notes (Cost $3,000)		2,961

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
4.638% due 09/01/2035	7,782	7,747
4.694% due 12/01/2033	2,067	2,063
4.779% due 04/01/2035	6,818	6,758
5.000% due 02/25/2017 - 04/25/2033	33,256	32,609
5.251% due 03/25/2034	1,462	1,454
5.500% due 09/01/2033 - 06/01/2036	21,832	21,425
5.531% due 05/25/2031 - 11/25/2032	5,789	5,780
5.533% due 04/01/2018	54	54
5.543% due 12/01/2023 - 11/01/2028	281	284
5.544% due 02/01/2027	7	7
5.698% due 08/01/2029	37	37
6.000% due 01/01/2017 - 10/01/2033	1,319	1,339
6.118% due 09/01/2034	1,880	1,910
6.205% due 07/01/2044	441	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.260% due 12/01/2036	$1,897	$1,922
6.500% due 09/25/2008 (b)	2	0
6.944% due 11/01/2035	976	1,009
6.986% due 05/01/2022	8	9
7.000% due 02/01/2015 - 03/01/2015	1,253	1,297
7.500% due 09/01/2015 - 05/01/2016	926	958
8.000% due 03/01/2030 - 07/01/2031	176	185

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,340

Freddie Mac
4.705% due 06/01/2035	5,477	5,421
5.000% due 07/15/2024	4,455	4,460
5.500% due 08/15/2030	22	22
5.902% due 07/15/2019 - 10/15/2020	22,665	22,598
5.982% due 02/15/2019	13,096	13,062
6.000% due 03/01/2016 - 09/01/2037	7,745	7,778
6.102% due 12/15/2030	1,324	1,325
6.152% due 06/15/2018	505	506
6.198% due 07/01/2019	609	626
6.205% due 02/25/2045	2,263	2,275
6.500% due 10/25/2043	2,424	2,502
6.956% due 06/01/2022	21	22
7.028% due 12/01/2022	51	51
8.500% due 04/01/2025 - 06/01/2025	25	26

Ginnie Mae
4.000% due 07/16/2027	5	5
5.750% due 07/20/2018 - 07/20/2027	2,140	2,159
5.896% due 09/20/2030	4	4
6.125% due 12/20/2022 - 12/20/2027	438	442
6.375% due 02/20/2026 - 02/20/2028	1,038	1,048
8.000% due 04/20/2030	206	218

Total U.S. Government Agencies (Cost $154,664)		154,182

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)	15,859	15,844

Total U.S. Treasury Obligations (Cost $15,996)		15,844

MORTGAGE-BACKED SECURITIES 11.9%
Arkle Master Issuer PLC
5.732% due 11/19/2007	5,100	5,099

Banc of America Funding Corp.
4.112% due 05/25/2035	2,089	2,051

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	922	933

Bank Mart
4.567% due 03/01/2019 (k)	602	583

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	2,396	2,421
4.750% due 10/25/2035	7,162	7,094
4.771% due 11/25/2034	1,034	1,023
5.035% due 04/25/2033	696	693
5.070% due 11/25/2034	2,989	2,966
5.302% due 02/25/2033	234	238
6.090% due 01/25/2034	265	270

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,762	1,746
5.507% due 09/25/2035	645	645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$2,175	$2,166
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	1,200	1,195

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	856	854

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,936	1,929

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,673	1,619
6.000% due 10/25/2033	1,379	1,344

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	3,461	3,427
4.796% due 11/25/2034	1,877	1,856

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	624	622
6.890% due 06/25/2032	20	20
7.317% due 06/25/2032	37	37

Fund America Investors Corp. II
6.920% due 06/25/2023	15	15

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,932	1,919
5.401% due 11/25/2045	824	810

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,427	2,406

GSR Mortgage Loan Trust
5.481% due 01/25/2034	378	374

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	1,548	1,540
5.692% due 01/19/2038	4,243	4,145

Impac CMB Trust
6.265% due 10/25/2033	102	102
6.305% due 07/25/2033	1,755	1,747

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,263	1,262

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	1,230	1,224

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,395	1,352

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	344	344

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,800	1,777

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,171	2,115

Mellon Residential Funding Corp.
5.851% due 06/15/2030	4,317	4,260

Merrill Lynch Floating Trust
5.822% due 06/15/2022	6,357	6,321

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	706	701
5.341% due 02/25/2036	892	885

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	332	330
6.131% due 10/25/2035	518	509
6.973% due 01/25/2029	1,386	1,398

Morgan Stanley Capital I
5.812% due 10/15/2020	941	937

Prime Mortgage Trust
5.531% due 02/25/2019	164	164
5.531% due 02/25/2034	756	747

See Accompanying Notes	Semiannual Report	September 30, 2007	159

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resecuritization Mortgage Trust
5.379% due 04/26/2021	$1	$1

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	614	616

Salomon Brothers Mortgage Securities VII, Inc.
7.552% due 12/25/2030	702	700

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,482	1,475

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	931	906
5.752% due 07/19/2035	1,818	1,787
9.482% due 06/25/2029	855	921

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	6,344	6,323

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	1,702	1,682

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,124	3,121
5.842% due 09/15/2021	5,605	5,585

Washington Mutual, Inc.
5.401% due 12/25/2045	1,029	1,015
5.421% due 10/25/2045	568	555
5.527% due 02/27/2034	2,063	2,053
5.983% due 02/25/2046	5,269	5,118
6.183% due 11/25/2042	323	324
6.383% due 06/25/2042	1,368	1,347

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,431	2,378
4.950% due 03/25/2036	3,381	3,342

Total Mortgage-Backed Securities (Cost $123,037)		122,350

ASSET-BACKED SECURITIES 6.9%
AFC Home Equity Loan Trust
5.681% due 06/25/2028	419	409

Argent Securities, Inc.
5.201% due 04/25/2036	261	261

Asset-Backed Funding Certificates
5.191% due 01/25/2037	1,382	1,374

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035	472	471

Bear Stearns Asset-Backed Securities, Inc.
5.221% due 06/25/2047	1,212	1,204

Chase Funding Mortgage Loan Asset-Backed Certificates
5.871% due 10/25/2032	366	362

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,664

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	748	745
5.191% due 05/25/2037	18,591	18,400

Countrywide Asset-Backed Certificates
5.201% due 06/25/2037	1,640	1,627

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	370	362

First NLC Trust
5.201% due 08/25/2037	5,183	5,159

First USA Credit Card Master Trust
5.774% due 04/18/2011	4,800	4,801

Fremont Home Loan Trust
5.181% due 10/25/2036	3,723	3,698

GS Auto Loan Trust
5.344% due 07/15/2008	1,558	1,559

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.251% due 12/25/2035		$1,020	$1,019

GSR Mortgage Loan Trust
5.231% due 11/25/2030		283	280

HFC Home Equity Loan Asset-Backed Certificates
5.766% due 01/20/2035		2,040	1,995

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		1,026	1,016

JPMorgan Mortgage Acquisition Corp.
5.201% due 11/25/2036		517	514
5.380% due 04/01/2037		2,179	2,160

Lehman XS Trust
5.201% due 05/25/2046		601	600

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046		616	614
5.411% due 10/25/2034		53	52

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		4,242	4,228

Morgan Stanley ABS Capital I
5.171% due 10/25/2036		817	811

Residential Asset Securities Corp.
5.201% due 11/25/2036		1,869	1,854

Saxon Asset Securities Trust
5.191% due 11/25/2036		799	795

SLM Student Loan Trust
5.340% due 04/25/2012		1,202	1,202
5.360% due 10/25/2016		2,600	2,602

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		2,422	2,407

Structured Asset Securities Corp.
5.261% due 12/25/2035		688	687

USAA Auto Owner Trust
5.337% due 07/11/2008		1,161	1,161

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,055	1,055

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,247	1,240
5.251% due 12/25/2035		1,378	1,369

Total Asset-Backed Securities (Cost $71,161)			70,757

SOVEREIGN ISSUES 0.3%
Hydro Quebec
5.195% due 09/29/2049		1,200	1,131

Korea Development Bank
5.775% due 11/22/2012		2,200	2,191

Total Sovereign Issues (Cost $3,227)			3,322

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,825

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $7,523)			10,689

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049		913	9,809

Total Preferred Stocks (Cost $9,564)			9,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

CERTIFICATES OF DEPOSIT 1.8%
Calyon Financial, Inc.
5.340% due 01/16/2009	$3,000	$3,001

Fortis Bank NY
5.265% due 04/28/2008	1,200	1,201
5.265% due 06/30/2008	1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008	1,500	1,499
5.308% due 05/28/2008	1,600	1,600

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	600	599

Skandinav Enskilda BK
5.490% due 02/13/2009	300	300
5.670% due 10/03/2007	6,200	6,200

Societe Generale NY
5.269% due 06/30/2008	2,000	2,001

		17,901

COMMERCIAL PAPER 18.6%
Cox Communications, Inc.
6.002% due 01/15/2008	10,200	10,043

DnB NORBank ASA
5.080% due 01/04/2008	12,100	11,932

Fortis Funding LLC
5.125% due 10/01/2007	24,700	24,700

Freddie Mac
4.000% due 10/01/2007	30,000	30,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007	28,700	28,700

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	24,600	24,188

UBS Finance Delaware LLC
4.750% due 10/01/2007	27,700	27,700
5.250% due 10/18/2007	3,500	3,491

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007	30,700	30,602

		191,356

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	10,280	10,280

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/18/2009 valued at $10,486. Repurchase proceeds are $10,284.)

U.S. TREASURY BILLS 4.2%
4.013% due 11/29/2007 - 12/13/2007 (c)(g)	43,875	43,448

Total Short-Term Instruments (Cost $263,226)		262,985

PURCHASED OPTIONS (i) 0.3%
(Cost $1,378)		2,714

Total Investments (f) 100.2% (Cost $1,027,535)		$1,029,002

Written Options (j) (0.2%) (Premiums $1,389)		(2,084)

Other Assets and Liabilities (Net) 0.0%		254

Net Assets 100.0%		$1,027,172

160	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $1,237 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $34,917 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $58,056 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,094	$1,756
90-Day Eurodollar June Futures	Long	06/2008	1,475	1,336
90-Day Eurodollar June Futures	Long	06/2009	5	10
90-Day Eurodollar March Futures	Long	03/2008	743	448
90-Day Eurodollar March Futures	Long	03/2009	335	68
90-Day Eurodollar September Futures	Long	09/2008	590	1,230
90-Day Euroyen December Futures	Long	12/2007	206	48
E-mini S&P 500 Index December Futures	Long	12/2007	10,457	35,618
S&P 500 Index December Futures	Long	12/2007	538	8,404
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	915	(132)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	31	33
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	81	141
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	457	236
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	68
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	81	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	162
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	312	329

				$49,797

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$2,000	$0
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	5,000	(7)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	1,800	(14)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	1,300	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	4,200	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,200	(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	3,200	2
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	3,200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,600	(3)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	5,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	1,500	(3)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	3,800	98
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	3,200	20
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	1,300	15
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	6,200	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	5,200	8
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	1,000	(6)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	6,300	(2)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,000	27
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	5,600	31
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	3,000	(33)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,200	1
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,200	(2)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	2,200	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	6,000	(881)

See Accompanying Notes	Semiannual Report	September 30, 2007	161

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	$3,900	$8
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(22)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,400	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	5,300	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	3,200	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	6,000	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	15
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	500	9
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	3,100	49
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	700	(2)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,000	0

						$(727)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	$(7)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	22
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	20
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,100	13
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	43
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,500	40
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(117)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(185)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	291
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	110
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(37)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$102,300	(42)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(22)

							$156

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus .030%	05/15/2008	18,069	$2,060

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$122.000	11/20/2007	676	$13	$10
Call - CBOT U.S. Treasury 30-Year Note December Futures	133.000	11/20/2007	825	15	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	676	13	11
Put - CME S&P 500 Index December Futures	775.000	12/20/2007	400	11	0
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	660	19	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	700	20	9

				$91	$43

162	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$3,500	$18	$31
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	27,000	78	99
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	34,500	191	272
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	53,400	265	543
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	32
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	124,700	470	1,419

							$1,035	$2,396

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$3,000	$126	$137
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	138

					$252	$275

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	676	$165	$253
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	676	212	148

				$377	$401

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,500	$17	$24
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,000	75	68
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	15,000	183	194
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	23,000	276	378
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	41,600	448	993

							$1,012	$1,683

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$603	$583	0.06%

See Accompanying Notes	Semiannual Report	September 30, 2007	163

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,000	$8,823	$8,816

(m)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,056	10/2007	$163	$0	$163
Sell		47	10/2007	0	(3)	(3)
Buy	BRL	59,126	10/2007	3,080	0	3,080
Sell		59,126	10/2007	0	(1,670)	(1,670)
Buy		17,497	03/2008	1,114	0	1,114
Buy		59,126	07/2008	1,480	0	1,480
Buy	CAD	2,665	11/2007	35	0	35
Buy	CNY	15,519	11/2007	26	0	26
Sell		15,519	11/2007	0	(12)	(12)
Buy		9,454	01/2008	1	0	1
Sell		9,454	01/2008	0	(10)	(10)
Buy	EUR	4,663	10/2007	315	0	315
Sell	GBP	3,760	11/2007	0	(137)	(137)
Buy	IDR	7,056,000	05/2008	0	(40)	(40)
Buy	INR	28,655	10/2007	22	0	22
Sell		28,655	10/2007	0	(29)	(29)
Buy		76,489	05/2008	97	0	97
Buy	JPY	855,548	10/2007	54	0	54
Sell		1,116,622	10/2007	26	0	26
Buy	KRW	1,332,772	05/2008	22	0	22
Buy		4,742,342	08/2008	85	0	85
Buy	MXN	59,720	03/2008	11	(20)	(9)
Buy		4,221	07/2008	2	0	2
Buy	MYR	9,670	05/2008	4	(26)	(22)
Buy	NZD	517	10/2007	33	0	33
Sell		11,459	10/2007	0	(130)	(130)
Buy	PHP	104,141	05/2008	23	0	23
Buy	PLN	16,761	07/2008	228	0	228
Buy	RUB	24,216	11/2007	49	0	49
Buy		74,460	12/2007	142	0	142
Buy		148,990	01/2008	180	0	180
Buy		12,608	07/2008	5	0	5
Buy	SGD	8,557	10/2007	158	0	158
Sell		8,619	10/2007	0	(119)	(119)
Buy		1,175	02/2008	9	0	9
Buy		8,259	05/2008	115	0	115

				$7,479	$(2,196)	$5,283

164	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 19 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the

United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a

Semiannual Report	September 30, 2007	165

Notes to Financial Statements  (Cont.)

delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
COP	Colombia Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	UYU	Uruguay Peso
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

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(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by

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Notes to Financial Statements  (Cont.)

including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2007, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,219,615, $976,042, and $1,910,303, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying

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commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Diversified Income Fund, Floating Income Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long Duration Total Return Fund, Low Duration Fund, Moderate Duration Fund, Real Return Fund, Short-Term Fund, and StocksPLUS® Fund had $4,462,178, $20,390,156, $176,665,383, $498,357, $398,685, $21,130,339, $3,289,156, $15,947,426, $23,921,139, and $2,292,442, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements  (Cont.)

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Convertible Fund	0.40%		0.25%	0.25%	N/A		N/A	N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%		0.45%	N/A
Extended Duration Fund	0.25%		0.25%	N/A	N/A		N/A	N/A
Floating Income Fund	0.30%		0.25%	0.25%	0.40%		0.40%	N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%		0.20%	0.20%	0.40%		0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A		N/A	N/A
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%		N/A	N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%	0.35%
Low Duration Fund II	0.25%		0.25%	0.25%	N/A		N/A	N/A
Low Duration Fund III	0.25%		0.25%	0.25%	N/A		N/A	N/A
Moderate Duration Fund	0.25%		0.20%	N/A	N/A		N/A	N/A
Money Market Fund	0.12%		0.20%	0.20%	0.35%		N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)
StocksPLUS® Fund	0.30%	(2)	0.25%	0.25%	0.40%		0.40%	0.40%

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

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AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $2,373,071 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration, Income, and Long Duration Total Return Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Extended Duration Fund	0.57%	—	—	—	—	—	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%
Long Duration Total Return Fund	0.50%	—	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$24
Income Fund	91
Long Duration Total Return Fund	20

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
High Yield Fund	611	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Semiannual Report	September 30, 2007	171

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Convertible Fund	$0	$0	$301,513	$51,136
Diversified Income Fund	2,335,218	2,415,544	1,664,740	1,008,507
Extended Duration Fund	76,600	41,945	610	40
Floating Income Fund	848,056	1,268,563	1,898,626	2,099,690
GNMA Fund	1,054,382	930,081	4,799	0
High Yield Fund	1,723,176	1,062,741	2,236,917	3,159,518
Income Fund	171,019	145,235	37,712	483
Investment Grade Corporate Bond Fund	27,288	20,774	20,707	11,949
Long Duration Total Return Fund	166,949	130,380	90,264	2,748
Long-Term U.S. Government Fund	1,961,811	1,984,009	79,302	18,312
Low Duration Fund	5,213,004	4,345,584	776,236	803,278
Low Duration Fund II	56,385	32,794	27,616	7,319
Low Duration Fund III	34,024	19,292	15,722	6,045
Moderate Duration Fund	752,876	550,587	274,848	159,152
Mortgage-Backed Securities Fund	1,871,350	1,640,467	26,638	490
Real Return Fund	49,022,203	44,529,054	1,290,356	374,584
Short-Term Fund	4,726,722	3,674,174	959,951	351,346
StocksPLUS® Fund	122,896	80,351	210,793	100,245

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Extended Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$600,000	$7,275	18	$8
Sales	10,918	1,434,600	13,964	0	0
Closing Buys	0	(309,200)	(475)	(8)	(2)
Expirations	(7,700)	(100,000)	(1,896)	0	0
Exercised	0	0	0	0	0
Balance at 09/30/2007	3,218	$1,625,400	$18,868	10	$6

	Floating Income Fund			High Yield Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium
Balance at 03/31/2007	0	$1,280,000	$15,520	$0	$0
Sales	5,286	2,010,800	22,914	1,782,700	41,707
Closing Buys	(2,000)	(227,800)	(785)	0	0
Expirations	0	0	(0)	0	0
Exercised	0	0	(0)	0	0
Balance at 09/30/2007	3,286	$3,063,000	$37,649	$1,782,700	$41,707

	Income Fund		Investment Grade Corporate Bond Fund			Long Duration Total Return Fund
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$0	$0	0	$200	$2	24	$0	$10
Sales	100	1	172	25,600	558	2	9,000	183
Closing Buys	0	0	(87)	(1,900)	(21)	(14)	(2,000)	(11)
Expirations	0	0	0	0	0	(2)	0	0
Exercised	0	0	0	0	0	0	0	0
Balance at 09/30/2007	$100	$1	85	$23,900	$539	10	$7,000	$182

172	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2007

	Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	2,926	$134,000	$3,130	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099
Sales	0	156,200	1,314	3,042	708,900		0		0	9,151
Closing Buys	0	(73,200)	(863)	(274)	(701,900)		0		0	(7,208)
Expirations	(1,916)	(77,000)	(632)	(1,874)	(581,900)		(21,300)		(37,000)	(8,093)
Exercised	(582)	0	(207)	0	0		0		0	(0)
Balance at 09/30/2007	428	$140,000	$2,742	2,768	$1,431,500	GBP	0	EUR	0	$17,949

	Low Duration Fund II			Low Duration Fund III
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	471	$76,700	$1,090	18	$17,800	GBP	200	$211
Sales	4,230	427,100	6,103	40	8,100		0	105
Closing Buys	(1,895)	(404,200)	(5,007)	(18)	(11,200)		(200)	(130)
Expirations	(1,089)	(108,100)	(1,604)	0	0		0	(0)
Exercised	(83)	(9,000)	(53)	(3)	0		0	(1)
Balance at 09/30/2007	1,634	$(17,500)	$529	37	$14,700	GBP	0	$185

	Moderate Duration Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	268	$324,300	GBP	3,200	EUR	6,000	$3,786
Sales	498	125,400		0		0	1,575
Closing Buys	(310)	(214,600)		(3,200)		(6,000)	(2,451)
Expirations	(0)	(0)		0		0	0
Exercised	(0)	(0)		0		0	0
Balance at 09/30/2007	456	$235,100	GBP	0	EUR	0	$2,910

	Real Return Fund			Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	6,610	$305,000	$5,303	$515,200	GBP	23,400	$6,406
Sales	4,802	1,381,000	31,740	438,200		0	4,384
Closing Buys	(312)	(305,000)	(3,069)	(339,800)		0	(3,971)
Expirations	(7,136)	0	(2,237)	(49,200)		(23,400)	(895)
Exercised	(2,666)	0	(706)	0		0	0
Balance at 09/30/2007	1,298	$1,381,000	$31,031	$564,400	GBP	0	$5,924

	StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	292	$92,400	GBP	11,200	EUR	3,000	$1,940
Sales	1,972	44,700		0		0	1,869
Closing Buys	(58)	(35,200)		0		0	(768)
Expirations	(854)	(22,600)		(1,800)		(3,000)	(1,652)
Exercised	0	0		0		0	0
Balance at 09/30/2007	1,352	$79,300	GBP	9,400	EUR	0	$1,389

Semiannual Report	September 30, 2007	173

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Convertible Fund				Diversified Income Fund				Extended Duration Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 08/31/2006 to 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	22,175	$312,728	142	$1,886	51,608	$570,058	102,072	$1,134,214	4,408	$42,562	300	$3,000
Administrative Class	0	0	0	0	72	794	81	894	0	0	0	0
Other Classes	0	0	0	0	5,437	59,462	14,302	158,073	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	158	2,265	174	2,252	6,110	66,271	8,573	94,806	19	179	10	106
Administrative Class	0	0	0	0	14	152	28	304	0	0	0	0
Other Classes	0	0	0	0	560	6,071	1,080	11,955	0	0	0	0
Cost of shares redeemed
Institutional Class	(260)	(3,712)	(230)	(2,976)	(29,017)	(315,460)	(45,484)	(500,355)	(308)	(2,950)	0	0
Administrative Class	0	0	0	0	(26)	(286)	(41)	(450)	0	0	0	0
Other Classes	0	0	0	0	(5,883)	(63,687)	(7,438)	(82,007)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	22,073	$311,281	86	$1,162	28,875	$323,375	73,173	$817,434	4,119	$39,791	310	$3,106

	Investment Grade Corporate Bond Fund				Long Duration Total Return Fund				Long-Term U.S. Government Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 08/31/2006 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	459	$4,693	900	$9,307	22,294	$219,672	449	$4,500	112,302	$1,148,425	47,043	$494,599
Administrative Class	5	47	53	539	0	0	0	0	2,464	25,763	2,493	26,551
Other Classes	1,066	10,858	2,185	22,438	0	0	0	0	5,149	53,700	9,443	100,055
Issued as reinvestment of distributions
Institutional Class	84	849	131	1,345	281	2,761	10	102	2,681	27,930	5,703	59,875
Administrative Class	0	6	6	59	0	0	0	0	190	1,976	399	4,209
Other Classes	60	616	87	897	0	0	0	0	388	4,055	720	7,610
Cost of shares redeemed
Institutional Class	(216)	(2,185)	(536)	(5,508)	(2,122)	(20,994)	0	0	(101,837)	(1,059,243)	(142,626)	(1,499,820)
Administrative Class	(9)	(91)	(143)	(1,469)	0	0	0	0	(2,505)	(26,164)	(3,810)	(40,153)
Other Classes	(704)	(7,157)	(1,069)	(10,946)	0	0	0	0	(3,681)	(38,222)	(7,514)	(79,176)
Net increase (decrease) resulting from Fund share transactions	745	$7,636	1,614	$16,662	20,453	$201,439	459	$4,602	15,151	$138,220	(88,149)	$(926,250)

	Money Market Fund				Mortgage-Backed Securities Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	57,676	$57,676	221,387	$221,386	4,807	$51,148	3,742	$39,653
Administrative Class	12,377	12,377	16,424	16,424	1,000	10,675	1,729	18,356
Other Classes	118,708	118,709	273,225	273,225	4,547	48,201	8,627	91,290
Issued as reinvestment of distributions
Institutional Class	4,035	4,036	8,560	8,560	603	6,391	1,129	11,921
Administrative Class	139	139	421	420	63	666	58	614
Other Classes	3,815	3,815	7,800	7,798	389	4,135	637	6,727
Cost of shares redeemed
Institutional Class	(52,528)	(52,528)	(182,404)	(182,404)	(1,197)	(12,607)	(14,180)	(147,670)
Administrative Class	(11,519)	(11,520)	(32,791)	(32,791)	(310)	(3,280)	(887)	(9,238)
Other Classes	(106,721)	(106,722)	(258,806)	(258,806)	(3,271)	(34,651)	(6,233)	(65,683)
Net increase (decrease) resulting from Fund share transactions	25,982	$25,982	53,816	$53,812	6,631	$70,678	(5,378)	$(54,030)

174	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2007

Floating Income Fund				GNMA Fund				High Yield Fund				Income Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 3/30/2007 to 3/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

147,536	$1,508,813	374,244	$3,925,245	2,433	$26,791	2,283	$24,912	119,919	$1,150,963	147,141	$1,436,366	6,606	$65,781	2,500	$25,000
311	3,138	2,040	21,376	0	0	0	0	15,726	154,356	32,254	315,296	0	0	1	10
18,840	197,799	40,333	421,767	3,114	34,260	5,777	63,393	22,891	223,850	45,306	441,772	180	1,771	4	40

12,139	125,630	17,298	181,736	293	3,226	511	5,594	12,329	119,764	23,167	226,109	99	977	0	0
14	144	45	468	0	0	0	0	3,030	29,430	5,461	53,300	0	0	0	0
1,360	14,045	2,393	25,086	244	2,684	401	4,384	5,227	50,762	10,691	104,252	0	9	0	0

(210,169)	(2,205,709)	(58,312)	(612,747)	(592)	(6,481)	(2,796)	(30,526)	(117,373)	(1,146,044)	(142,077)	(1,386,620)	(95)	(945)	0	0
(1,064)	(11,117)	(1,067)	(11,206)	0	0	0	0	(24,546)	(240,143)	(22,592)	(219,856)	0	0	0	0
(27,477)	(281,710)	(24,325)	(254,876)	(2,280)	(25,076)	(5,817)	(63,583)	(45,561)	(441,818)	(96,962)	(942,969)	0	(2)	0	0

(58,510)	$(648,967)	352,649	$3,696,849	3,212	$35,404	359	$4,174	(8,358)	$(98,880)	2,389	$27,650	6,790	$67,591	2,505	$25,050

Low Duration Fund				Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund

Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

92,295	$912,757	293,683	$2,912,011	2,289	$21,777	6,993	$66,594	4,564	$44,373	10,093	$98,498	15,149	$148,937	38,041	$378,386
7,260	71,813	10,139	100,422	3	28	10	94	0	0	0	0	0	0	0	0
31,850	315,383	48,813	483,488	0	0	0	0	0	0	0	0	0	0	0	0

16,857	166,666	35,359	350,697	660	6,279	1,489	14,208	267	2,596	479	4,681	3,694	36,425	7,840	78,063
665	6,578	1,268	12,573	2	18	4	42	0	1	1	1	0	0	0	0
3,882	38,388	8,517	84,467	0	0	0	0	0	0	0	0	0	0	0	0

(203,878)	(2,014,721)	(403,024)	(3,992,515)	(6,623)	(62,805)	(21,428)	(204,232)	(4,532)	(44,039)	(12,797)	(124,820)	(19,060)	(187,697)	(73,302)	(727,528)
(4,579)	(45,291)	(16,416)	(162,481)	(19)	(174)	(40)	(380)	0	0	0	0	0	0	0	0
(40,542)	(400,607)	(134,227)	(1,329,227)	0	0	0	0	0	0	0	0	0	0	0	0

(96,190)	$(949,034)	(155,888)	$(1,540,565)	(3,688)	$(34,877)	(12,972)	$(123,674)	299	$2,931	(2,224)	$(21,640)	(217)	$(2,335)	(27,421)	$(271,079)

Real Return Fund				Short-Term Fund				StocksPLUS® Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

78,423	$836,717	204,306	$2,201,452	106,669	$1,058,762	193,179	$1,925,698	17,694	$203,932	12,600	$135,312
12,784	136,894	20,762	224,316	58,789	583,861	57,099	568,729	81	899	269	2,779
50,563	541,390	121,542	1,312,856	5,149	51,124	13,002	129,738	1,167	13,093	3,950	40,828

15,170	161,911	22,207	240,567	4,538	45,022	8,544	85,209	1,561	18,239	2,331	25,081
1,260	13,454	1,541	16,688	3,646	36,179	4,898	48,847	49	556	129	1,361
11,574	123,511	17,040	184,542	697	6,908	1,793	17,877	444	4,997	825	8,559

(91,767)	(978,730)	(275,468)	(2,980,942)	(126,886)	(1,258,967)	(214,761)	(2,141,882)	(9,724)	(113,068)	(26,589)	(286,899)
(8,535)	(91,443)	(17,568)	(189,447)	(14,590)	(144,815)	(35,381)	(352,848)	(2,074)	(23,487)	(1,065)	(11,064)
(107,386)	(1,150,209)	(305,863)	(3,301,480)	(11,422)	(113,404)	(31,420)	(313,355)	(4,550)	(51,088)	(11,333)	(116,297)

(37,914)	$(406,505)	(211,501)	$(2,291,448)	26,590	$264,670	(3,047)	$(31,987)	4,648	$54,073	(18,883)	$(200,340)

Semiannual Report	September 30, 2007	175

Notes to Financial Statements  (Cont.)

9. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

176	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2007

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Convertible Fund	$19,364	$(3,145)	$16,219
Diversified Income Fund	55,271	(31,183)	24,088
Extended Duration Fund	250	(53)	197
Floating Income Fund	47,233	(28,555)	18,678
GNMA Fund	2,109	(1,111)	998
High Yield Fund	128,444	(106,401)	22,043
Income Fund	755	(358)	397
Investment Grade Corporate Bond Fund	785	(1,319)	(534)
Long Duration Total Return Fund	1,025	(1,015)	10
Long-Term U.S. Government Fund	13,368	(16,199)	(2,831)
Low Duration Fund	31,315	(74,584)	(43,269)
Low Duration Fund II	1,375	(2,022)	(647)
Low Duration Fund III	422	(653)	(231)
Moderate Duration Fund	8,850	(18,644)	(9,794)
Mortgage-Backed Securities Fund	2,797	(5,459)	(2,662)
Real Return Fund	265,680	(44,318)	221,362
Short-Term Fund	17,634	(23,111)	(5,477)
StocksPLUS® Fund	6,779	(5,312)	1,467

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Diversified Income Fund and Floating Income Fund incurred $470,806 and $277,122, respectively, in CPMF and FTT costs..

Semiannual Report	September 30, 2007	177

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

178	PIMCO Funds	Bond Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

Semiannual Report	September 30, 2007	179

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

180	PIMCO Funds	Bond Funds

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	181

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20521-03

Share Classes Institutional and Administrative	Semiannual Report September 30, 2007

International Bond Funds

Developing Local Markets Fund

Emerging Local Bond Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		11
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		18
Statements of Changes in Net Assets		20
Notes to Financial Statements		87
Privacy Policy		96
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements		97

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	4	22
Emerging Local Bond Fund	5	29
Emerging Markets Bond Fund	6	32
Foreign Bond Fund (Unhedged)	7	38
Foreign Bond Fund (U.S. Dollar-Hedged)	8	52
Global Bond Fund (Unhedged)	9	65
Global Bond Fund (U.S. Dollar-Hedged)	10	77

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO International Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%. The European Central Bank raised the overnight rate once in June to 4.00%, but then paused, while the Bank of England raised interest rates twice from 5.25% to 5.75%, but also paused later in the period. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. Yields on European and U.K. government bonds rose while yields on Japanese government bonds were mixed. Intermediate interest rates associated with short- and intermediate-term maturities rose.

■

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

■

Emerging market returns were volatile amid the turmoil in U.S. and global capital markets. While holdings of U.S. dollar-denominated emerging market bonds lagged U.S. Treasuries amid the flight-to-quality later in the period, holdings of locally issued emerging market bonds outpaced U.S. dollar-denominated emerging market bonds, as the U.S. dollar generally weakened against emerging market currencies.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Emerging Local Bond Fund does not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional and Administrative Classes, such as 12b-1 distribution and servicing fees (Administrative Class only) and administrative fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	International Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	3

PIMCO Developing Local Markets Fund	Institutional Class	PLMIX
	Administrative Class	PDEVX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.1%
Short-Term Instruments	14.9%
Sovereign Issues	12.3%
Mortgage-Backed Securities	8.3%
Foreign Currency-Denominated Issues	8.2%
Asset-Backed Securities	8.1%
Other	3.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	8.03%	16.47%	11.32%
PIMCO Developing Local Markets Fund Administrative Class	7.90%	16.19%	11.05%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	8.75%	18.57%	12.03%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	9.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,080.29	$1,078.99	$1,020.75	$1,019.50
Expenses Paid During Period†	$4.42	$5.72	$4.29	$5.55

† For each class of the Fund, actual expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight in Hong Kong benefited performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight to Argentina helped returns as the Argentina sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) over the reporting period.

»

An underweight in Turkey detracted from performance. Turkey posted strong returns as the Turkish currency appreciated against the U.S. dollar over the six-month period. High domestic interest rates in Turkey also provided an attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

»	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

»	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

4	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund	Institutional Class	PELBX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	36.2%
Brazil	13.0%
South Africa	9.9%
Turkey	8.0%
Hungary	7.9%
Mexico	7.8%
Czech Republic	6.0%
Poland	5.4%
Other	5.8%
*	% of Total Investments as of 09/30/2007

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Institutional Class	9.48%	10.84%
JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	10.41%	14.46%
Lipper Emerging Markets Debt Fund Average	1.79%	4.09%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 1.15% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,094.81	$1,020.25
Expenses Paid During Period†	$4.98	$4.80

† Expenses are equal to the net annualized expense ratio of 0.95% for the Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to Brazil benefited returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

»	An overweight position in the Polish zloty benefited performance as the Polish zloty appreciated against the U.S. dollar during the period.

»	An underweight position in Poland local interest rates benefited performance as local interest rates rose during the period.

»

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

»

An underweight to Turkey was a significant detractor from relative performance. The country sub index returned 29.91% over the six-month period, outperforming the overall emerging local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged), which returned 10.41% for the same period.

Semiannual Report	September 30, 2007	5

PIMCO Emerging Markets Bond Fund	Institutional Class	PEBIX
	Administrative Class	PEBAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Brazil	18.5%
Russia	17.3%
Mexico	12.9%
United States	9.3%
Short-Term Instruments	8.5%
Venezuela	6.0%
Other	27.5%

*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	1.98%	8.36%	17.33%	12.90%	12.85%
PIMCO Emerging Markets Bond Fund Administrative Class	1.85%	8.08%	17.03%	12.62%	12.57%
JPMorgan Emerging Markets Bond Index Global	1.12%	7.51%	14.76%	9.30%	9.38%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	16.33%	9.67%	9.75%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.78	$1,018.51	$1,020.75	$1,019.50
Expenses Paid During Period†	$4.29	$5.55	$4.29	$5.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing at least 80% of its assets in fixed-income instruments of issuers that are economically tied to emerging markets countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight position in Brazil benefited performance as the country sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

»	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

»

An overweight position in Russia slightly helped relative performance as Russia outperformed the overall emerging markets sector. However, an emphasis on Russian corporate bonds detracted from relative performance as corporates underperformed compared to sovereign bonds during the period.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

»	An underweight to Ecuador detracted from performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

6	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (Unhedged)	Institutional Class	PFUIX
	Administrative Class	PFUUX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.7%
Japan	14.4%
Germany	11.0%
France	4.6%
Short-Term Instruments	4.3%
Other	14.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	4.86%	8.08%	5.02%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	4.74%	7.81%	4.76%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	5.86%	9.35%	5.48%
Lipper International Income Fund Average	4.32%	7.52%	4.91%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,048.65	$1,047.35	$1,022.25	$1,021.00
Expenses Paid During Period†	$2.82	$4.09	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

»	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

»	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

»	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Semiannual Report	September 30, 2007	7

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PFORX
	Administrative Class	PFRAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	43.5%
Japan	16.1%
Germany	13.6%
France	7.9%
Short-Term Instruments	4.7%
Other	14.2%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	0.99%	2.12%	4.68%	5.99%	7.80%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	0.86%	1.87%	4.42%	5.74%	7.55%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	2.00%	3.54%	4.08%	5.85%	7.13%
Lipper International Income Fund Average	4.32%	7.52%	6.92%	5.35%	6.10%

All Fund returns are net of fees and expenses.

*   Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,009.86	$1,008.61	$1,022.25	$1,021.00
Expenses Paid During Period†	$2.76	$4.02	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

»	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

»	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

»	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

8	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (Unhedged)	Institutional Class	PIGLX
	Administrative Class	PADMX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	47.0%
Germany	17.0%
Japan	16.2%
France	2.7%
Short-Term Instruments	2.1%
Other	15.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)**
PIMCO Global Bond Fund (Unhedged) Institutional Class	4.16%	6.87%	7.51%	6.08%	6.84%
PIMCO Global Bond Fund (Unhedged) Administrative Class	4.03%	6.61%	7.25%	5.84%	6.59%
JPMorgan GBI Global FX NY Index Unhedged in USD	5.29%	8.49%	6.81%	5.93%	6.14%
Lipper Global Income Fund Average	3.51%	7.07%	7.05%	5.35%	6.14%

All Fund returns are net of fees and expenses.

*   Cumulative return.

** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,041.63	$1,040.34	$1,022.25	$1,021.00
Expenses Paid During Period†	$2.81	$4.08	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the yield curve steepened.

»	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

»	A focus on near-term maturities in the U.K. was positive for returns as the yield curve steepened.

»	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

»	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

»	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Semiannual Report	September 30, 2007	9

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PGBIX
	Administrative Class	PGDAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.8%
Germany	14.3%
Japan	12.8%
France	6.1%
Short-Term Instruments	2.8%
Other	12.2%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	1.25%	2.61%	4.56%	5.77%	7.10%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	1.14%	2.41%	4.25%	5.49%	6.83%
JPMorgan GBI Global Index Hedged in USD	2.31%	4.03%	3.94%	5.85%	6.60%
Lipper Global Income Fund Average	3.51%	7.07%	7.05%	5.35%	6.19%

All Fund returns are net of fees and expenses.

*   Cumulative return.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,012.50	$1,011.38	$1,022.25	$1,021.00
Expenses Paid During Period†	$2.77	$4.02	$2.78	$4.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

»	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

»	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

»	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

10	PIMCO Funds	International Bond Funds

Benchmark Descriptions

Index	Description

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global is an unmanaged index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
09/30/2007+	$10.79	$0.27	$0.59	$0.86	$(0.27)	$0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
09/30/2007+	10.79	0.26	0.58	0.84	(0.25)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)

Emerging Local Bond Fund
Institutional Class
09/30/2007+	$9.99	$0.33	$0.60	$0.93	$(0.35)	$0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00

Emerging Markets Bond Fund
Institutional Class
09/30/2007+	$11.13	$0.30	$(0.09)	$0.21	$(0.32)	$0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
Administrative Class
09/30/2007+	11.13	0.29	(0.09)	0.20	(0.31)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)

Foreign Bond Fund (Unhedged)
Institutional Class
09/30/2007+	$10.21	$0.20	$0.29	$0.49	$(0.19)	$0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
09/30/2007+	10.21	0.19	0.29	0.48	(0.18)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2007+	$10.17	$0.19	$(0.09)	$0.10	$(0.18)	$0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
Administrative Class
09/30/2007+	10.17	0.17	(0.08)	0.09	(0.17)	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.

12	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.27)	$11.38	8.03%	$4,110,030	0.85	%*	0.85	%*	4.86	%*	10%
0.00	(0.73)	10.79	10.45	2,862,054	0.85		0.85		4.55		11
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	(0.25)	11.38	7.90	1,225	1.10	*	1.10	*	4.80	*	10
0.00	(0.48)	10.79	8.09	11	1.10	*	1.10	*	4.39	*	11

$0.00	$(0.35)	$10.57	9.48%	$2,256,978	0.95	%*	0.95	%*	6.49	%*	6%
0.00	(0.13)	9.99	1.24	622,414	1.15	*(d)	1.14	*(e)	6.13	*	15

$0.00	$(0.32)	$11.02	1.98%	$1,589,693	0.85	%*	0.85	%*	5.47	%*	53%
0.00	(1.16)	11.13	10.76	1,758,895	0.85		0.85		5.25		238
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415
0.00	(1.62)	10.73	23.86	779,572	0.85		0.85		4.55		461
0.00	(0.95)	10.05	16.11	445,720	0.87		0.85		6.95		388

0.00	(0.31)	11.02	1.85	33,022	1.10	*	1.10	*	5.25	*	53
0.00	(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415
0.00	(1.59)	10.73	23.55	10,108	1.10		1.10		4.72		461
0.00	(0.92)	10.05	15.85	31,735	1.12		1.10		6.58		388

$0.00	$(0.19)	$10.51	4.86%	$1,393,077	0.55	%*	0.50	%*	3.91	%*	428%
0.00	(0.42)	10.21	7.47	1,199,990	0.50		0.50		3.79		644
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(c)	0.50	*(c)	2.27	*	344

0.00	(0.18)	10.51	4.74	751,585	0.80	*	0.75	*	3.67	*	428
0.00	(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

$0.00	$(0.18)	$10.09	0.99%	$1,957,057	0.55	%*	0.50	%*	3.71	%*	494%
(0.02)	(0.54)	10.17	4.05	1,950,374	0.50		0.50		3.55		653
0.00	(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571
0.00	(0.58)	10.56	6.06	1,185,669	0.50		0.50		2.90		477
0.00	(0.54)	10.52	3.46	949,420	0.51		0.50		3.30		711
(0.14)	(0.66)	10.70	9.58	800,237	0.50		0.50		4.40		589

0.00	(0.17)	10.09	0.86	46,868	0.80	*	0.75	*	3.46	*	494
(0.02)	(0.52)	10.17	3.79	52,182	0.75		0.75		3.30		653
0.00	(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571
0.00	(0.56)	10.56	5.80	62,996	0.75		0.75		2.65		477
0.00	(0.51)	10.52	3.21	44,548	0.76		0.75		3.05		711
(0.13)	(0.65)	10.70	9.49	31,805	0.75		0.75		4.15		589

Semiannual Report	September 30, 2007	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (Unhedged)
Institutional Class
09/30/2007+	$9.83	$0.18	$0.22	$0.40	$(0.16)	$0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
Administrative Class
09/30/2007+	9.83	0.16	0.23	0.39	(0.15)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2007+	$9.61	$0.18	$(0.06)	$0.12	$(0.17)	$0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
Administrative Class
09/30/2007+	9.61	0.17	(0.06)	0.11	(0.16)	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

14	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average N et Assets		Portfolio Turnover Rate

$0.00	$(0.16)	$10.07	4.16%	$852,795	0.55	%*	0.55	%*	3.62	%*	418%
0.00	(0.31)	9.83	6.81	917,437	0.55		0.55		3.48		543
(0.03)	(0.28)	9.50	(3.74)	788,283	0.55		0.55		3.32		551
0.00	(0.98)	10.16	6.30	1,220,538	0.55		0.55		2.60		278
0.00	(1.08)	10.48	14.84	874,145	0.56		0.55		3.13		649
0.00	(0.42)	10.11	26.89	497,829	0.56		0.55		5.04		483

0.00	(0.15)	10.07	4.03	99,289	0.80	*	0.80	*	3.38	*	418
0.00	(0.28)	9.83	6.55	98,536	0.80		0.80		3.23		543
(0.03)	(0.26)	9.50	(3.97)	77,162	0.81		0.80		2.96		551
0.00	(0.95)	10.16	6.03	56,706	0.80		0.80		2.36		278
0.00	(1.05)	10.48	14.57	41,821	0.81		0.80		2.93		649
0.00	(0.40)	10.11	26.59	37,875	0.81		0.80		4.63		483

$0.00	$(0.17)	$9.56	1.25%	$165,331	0.55	%*	0.55	%*	3.75	%*	405%
0.00	(0.46)	9.61	4.32	164,460	0.55		0.55		3.55		581
0.00	(0.68)	9.66	3.41	170,002	0.55		0.55		3.41		372
0.00	(0.51)	10.00	4.89	126,788	0.55		0.55		2.71		245
0.00	(0.46)	10.03	3.98	115,430	0.56		0.55		2.97		577
0.00	(0.40)	10.10	11.70	114,956	0.57		0.55		4.44		413

0.00	(0.16)	9.56	1.14	12	0.80	*	0.80	*	3.53	*	405
0.00	(0.44)	9.61	4.13	11	0.80		0.80		3.34		581
0.00	(0.65)	9.66	3.13	11	0.80		0.80		3.15		372
0.00	(0.49)	10.00	4.63	11	0.80		0.80		2.47		245
0.00	(0.30)	10.03	2.41	10	0.81	*	0.80	*	2.59	*	577

Semiannual Report	September 30, 2007	15

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$4,584,177	$2,196,773	$2,313,003
Cash	241	463	1,108
Foreign currency, at value	2,973	4,210	5,323
Receivable for investments sold	31,140	3,000	21,534
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for cross-currency swap exchanges	0	0	0
Receivable for Fund shares sold	13,194	381	5,772
Interest and dividends receivable	44,783	38,304	35,639
Variation margin receivable	0	0	0
Swap premiums paid	970	6,339	3,314
Unrealized appreciation on foreign currency contracts	203,903	41,506	13,214
Unrealized appreciation on swap agreements	3,888	5,218	22,946
	4,885,269	2,296,194	2,421,853

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0
Payable for investments purchased	5,097	2,879	102,616
Payable for investments purchased on a delayed-delivery basis	0	0	0
Payable for short sales	30,834	0	8,068
Payable for cross-currency swap exchanges	0	0	0
Payable for Fund shares redeemed	3,829	93	3,919
Dividends payable	1,234	7	2,461
Overdraft due to custodian	0	0	0
Written options outstanding	0	0	0
Accrued investment advisory fee	1,525	713	742
Accrued administration fee	1,428	793	732
Accrued distribution fee	42	0	110
Accrued servicing fee	121	0	120
Variation margin payable	0	10	217
Recoupment payable to Manager	3	1	0
Swap premium received	6,637	11,970	7,129
Unrealized depreciation on foreign currency contracts	30,160	13,321	10,080
Unrealized depreciation on swap agreements	2,639	7,079	3,357
Other liabilities	105	9	0
	83,654	36,875	139,551

Net Assets	$4,801,615	$2,259,319	$2,282,302

Net Assets Consist of:
Paid in capital	$4,444,665	$2,168,116	$2,139,356
Undistributed (overdistributed) net investment income	41,729	(3,093)	(2,738)
Accumulated undistributed net realized gain (loss)	130,046	7,904	35,766
Net unrealized appreciation	185,175	86,392	109,918
	$4,801,615	$2,259,319	$2,282,302

Net Assets:
Institutional Class	$4,110,030	$2,256,978	$1,589,693
Administrative Class	1,225	0	33,022
Other Classes	690,360	2,341	659,587

Shares Issued and Outstanding:
Institutional Class	361,337	213,456	144,299
Administrative Class	108	0	2,998

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.38	$10.57	$11.02
Administrative Class	11.38	NA	11.02

Cost of Investments Owned	$4,574,651	$2,138,352	$2,228,904
Cost of Foreign Currency Held	$2,890	$4,112	$5,166
Proceeds Received on Short Sales	$31,026	$0	$7,937
Premiums Received on Written Options	$0	$0	$0

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)

$3,888,160	$4,230,729	$1,435,277	$345,054
0	5,392	1,869	59
16,400	23,070	16,701	2,230
1,589,660	1,561,195	420,064	70,915
13,370	105,106	22,284	1,919
1,359,777	0	330,488	0
5,844	3,349	319	228
37,813	34,477	14,679	3,119
2,743	1,470	1,487	397
65,088	59,550	19,681	5,271
100,091	25,791	24,411	1,697
95,297	71,970	34,147	4,696
7,174,243	6,122,099	2,321,407	435,585

$243,938	$228,679	$0	$0
1,115,193	1,039,650	308,470	83,221
861,520	1,100,181	413,803	76,850
836,146	1,068,817	262,652	58,023
1,366,000	0	332,000	0
3,499	5,890	360	192
968	1,456	169	95
533	0	0	0
26,648	26,431	9,665	2,447
470	457	174	39
541	527	209	50
181	55	17	12
88	88	0	7
1,104	1,888	1,700	556
0	0	0	0
25,102	50,452	15,343	2,572
12,293	71,456	5,248	5,284
52,339	46,970	19,510	4,346
0	3	3	1
4,546,563	3,643,000	1,369,323	233,695

$2,627,680	$2,479,099	$952,084	$201,890

$2,573,444	$2,541,683	$951,016	$208,568
(10,467)	(51,210)	(8,109)	(3,272)
(95,675)	(97,374)	(43,672)	(6,658)
160,378	86,000	52,849	3,252
$2,627,680	$2,479,099	$952,084	$201,890

$1,393,077	$1,957,057	$852,795	$165,331
751,585	46,868	99,289	12
483,018	475,174	0	36,547

132,533	194,056	84,687	17,300
71,524	4,647	9,860	1

$10.51	$10.09	$10.07	$9.56
10.51	10.09	10.07	9.56

$3,839,608	$4,099,568	$1,403,260	$337,328
$16,238	$22,873	$16,394	$2,206
$832,597	$1,066,737	$259,185	$58,265
$22,424	$21,914	$8,319	$1,956

Semiannual Report	September 30, 2007	17

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Investment Income:
Interest, net of foreign taxes*	$115,910	$56,004	$74,204
Dividends	0	0	243
Miscellaneous income	77	23	15
Total Income	115,987	56,027	74,462

Expenses:
Investment advisory fees	9,082	3,356	5,268
Administration fees	8,524	3,729	5,205
Distribution and/or servicing fees - Administrative Class	1	0	39
Distribution and/or servicing fees - Other Classes	985	0	1,623
Trustees’ fees	7	3	4
Interest expense	1	4	37
Miscellaneous expense	6	2	2
Total Expenses	18,606	7,094	12,178

Net Investment Income	97,381	48,933	62,284

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(971)	8,313	16,705
Net realized gain (loss) on futures contracts, written options and swaps	4,584	442	6,217
Net realized gain (loss) on foreign currency transactions	130,047	(805)	4,690
Net change in unrealized appreciation (depreciation) on investments	933	52,223	(38,927)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(7,434)	(3,762)	(8,402)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	90,050	28,124	(37)
Net Gain (Loss)	217,209	84,535	(19,754)

Net Increase in Net Assets Resulting from Operations	$314,590	$133,468	$42,530

* Foreign tax withholding	$252	$8	$0

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)

$53,511	$53,525	$19,962	$4,419
85	168	43	38
77	90	24	0
53,673	53,783	20,029	4,457

2,983	3,140	1,195	258
3,474	3,659	1,433	337
832	60	114	0
952	968	0	129
4	4	2	0
685	616	18	2
2	3	1	0
8,932	8,450	2,763	726

44,741	45,333	17,266	3,731

(20,229)	(44,482)	(21,416)	(2,823)
(9,760)	(24,909)	(3,893)	(882)
(53,054)	(22,072)	(13,958)	(1,621)
58,345	92,190	33,704	7,089
44,181	29,871	15,515	663
52,985	(54,481)	8,721	(3,937)
72,468	(23,883)	18,673	(1,511)

$117,209	$21,450	$35,939	$2,220

$0	$25	$7	$1

Semiannual Report	September 30, 2007	19

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from December 29, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$97,381	$132,660	$48,933	$3,858	$62,284	$130,054
Net realized gain (loss)	133,660	93,918	7,950	(386)	27,612	89,034
Net change in unrealized appreciation (depreciation)	83,549	86,051	76,585	9,807	(47,366)	19,325
Net increase resulting from operations	314,590	312,629	133,468	13,279	42,530	238,413

Distributions to Shareholders:
From net investment income
Institutional Class	(83,698)	(115,519)	(51,974)	(3,562)	(47,769)	(98,371)
Administrative Class	(11)	0	0	0	(894)	(1,636)
Other Classes	(13,174)	(18,201)	(8)	0	(18,523)	(38,969)
From net realized capital gains
Institutional Class	0	(69,128)	0	0	0	(82,747)
Administrative Class	0	0	0	0	0	(1,657)
Other Classes	0	(11,110)	0	0	0	(35,686)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(96,883)	(213,958)	(51,982)	(3,562)	(67,186)	(259,066)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,111,732	2,158,444	1,510,684	619,995	273,460	637,756
Administrative Class	1,193	10	0	0	5,516	22,623
Other Classes	203,520	341,185	2,246	0	70,384	222,926
Issued as reinvestment of distributions
Institutional Class	78,431	175,608	51,967	3,566	36,324	162,053
Administrative Class	16	0	0	0	834	2,970
Other Classes	11,261	23,715	7	0	14,362	58,291
Cost of shares redeemed
Institutional Class	(127,603)	(1,202,354)	(9,485)	(10,864)	(463,334)	(1,169,001)
Administrative Class	(6)	0	0	0	(3,703)	(18,547)
Other Classes	(92,975)	(122,807)	0	0	(149,683)	(424,870)
Net increase (decrease) resulting from Fund share transactions	1,185,569	1,373,801	1,555,419	612,697	(215,840)	(505,799)

Fund Redemption Fee	29	56	0	0	22	68

Total Increase (Decrease) in Net Assets	1,403,305	1,472,528	1,636,905	622,414	(240,474)	(526,384)

Net Assets:
Beginning of period	3,398,310	1,925,782	622,414	0	2,522,776	3,049,160
End of period*	$4,801,615	$3,398,310	$2,259,319	$622,414	$2,282,302	$2,522,776

*Including undistributed (overdistributed) net investment income of:	$41,729	$41,231	$(3,093)	$(44)	$(2,738)	$2,164

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$44,741	$68,155	$45,333	$82,712	$17,266	$32,542	$3,731	$6,929
(83,043)	15,101	(91,463)	36,223	(39,267)	20,400	(5,326)	(800)
155,511	38,831	67,580	(27,122)	57,940	7,039	3,815	2,104
117,209	122,087	21,450	91,813	35,939	59,981	2,220	8,233

(23,040)	(38,399)	(34,665)	(53,712)	(14,521)	(26,855)	(2,968)	(5,300)
(11,663)	(10,440)	(796)	(1,483)	(1,424)	(2,543)	0	0
(7,747)	(13,997)	(7,758)	(15,300)	0	0	(541)	(1,094)

0	(7,484)	0	(35,574)	0	(435)	0	(2,332)
0	(3,739)	0	(934)	0	(45)	0	0
0	(3,327)	0	(11,755)	0	0	0	(627)

0	0	0	(3,692)	0	0	0	0
0	0	0	(111)	0	0	0	0
0	0	0	(1,303)	0	0	0	0

(42,450)	(77,386)	(43,219)	(123,864)	(15,945)	(29,878)	(3,509)	(9,353)

415,858	718,346	370,237	843,922	79,707	288,181	24,499	35,624
139,083	635,212	7,560	21,071	16,011	39,339	0	14
69,487	270,465	59,276	155,948	0	0	14,375	10,251

18,559	38,499	27,122	82,462	13,147	23,467	2,489	6,471
11,416	14,178	623	1,902	1,418	2,571	0	1
6,044	13,311	6,478	24,383	0	0	401	1,283

(281,108)	(663,114)	(374,394)	(616,557)	(175,149)	(209,914)	(25,017)	(46,739)
(41,590)	(32,797)	(13,001)	(26,452)	(19,052)	(23,297)	0	(14)
(131,662)	(168,484)	(149,588)	(312,304)	0	0	(19,822)	(17,784)
206,087	825,616	(65,687)	174,375	(83,918)	120,347	(3,075)	(10,893)

34	151	37	86	35	78	1	9

280,880	870,468	(87,419)	142,410	(63,889)	150,528	(4,363)	(12,004)

2,346,800	1,476,332	2,566,518	2,424,108	1,015,973	865,445	206,253	218,257
$2,627,680	$2,346,800	$2,479,099	$2,566,518	$952,084	$1,015,973	$201,890	$206,253

$(10,467)	$(12,758)	$(51,210)	$(53,324)	$(8,109)	$(9,430)	$(3,272)	$(3,494)

Semiannual Report	September 30, 2007	21

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Lukoil Finance Ltd.
5.829% due 01/11/2009	$4,830	$4,805

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,937

Total Bank Loan Obligations (Cost $9,787)		9,742

CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 28.9%
American Express Bank FSB
5.196% due 06/22/2009	2,900	2,889
5.826% due 06/12/2009	4,750	4,731

American Express Centurion Bank
5.674% due 04/17/2009	10,000	9,963
5.819% due 05/07/2008	1,700	1,697
5.912% due 12/17/2009	1,400	1,394

American Express Credit Corp.
5.562% due 05/19/2009	1,400	1,395

American Honda Finance Corp.
5.784% due 03/09/2009	1,100	1,100

American International Group, Inc.
5.210% due 06/23/2008	2,300	2,301
5.802% due 06/16/2009	6,100	6,142

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,619

Banco Santander Chile
6.074% due 12/09/2009	12,000	12,018

Bank of America Corp.
5.208% due 09/25/2009	23,000	22,932
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.505% due 02/27/2009	4,500	4,489
5.646% due 12/18/2008	5,650	5,647
5.704% due 06/12/2009	6,000	5,985

Bank of Ireland
5.608% due 12/19/2008	2,000	1,999
5.696% due 12/18/2009	43,450	43,331

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	10,750	10,649
5.588% due 01/31/2011	13,500	13,121
5.660% due 01/30/2009	9,900	9,812
5.760% due 07/19/2010	30,800	30,279

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	23,900	23,770
5.550% due 08/11/2009	9,000	8,960
5.570% due 05/18/2009	13,200	13,156
5.794% due 03/10/2009	7,100	7,083

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	8,945

CIT Group, Inc.
5.510% due 01/30/2009	29,750	28,705
5.668% due 12/19/2007	17,500	17,407
5.708% due 08/15/2008	1,400	1,379

Citigroup Funding, Inc.
5.685% due 03/02/2009	31,600	31,609

Citigroup, Inc.
5.228% due 12/28/2009	19,000	18,936
5.240% due 12/26/2008	2,900	2,899
5.600% due 05/18/2011	8,900	8,890
5.660% due 05/18/2010	12,800	12,704

Colvis Finance
8.000% due 02/02/2009	10,710	10,613

Commonwealth Bank of Australia
5.860% due 06/08/2009	1,600	1,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit Agricole S.A.
5.505% due 05/28/2009	$3,900	$3,904
5.555% due 05/28/2010	32,900	32,946

DnB NORBank ASA
5.430% due 10/13/2009	1,500	1,501

El Paso Performance-Linked Trust
7.750% due 07/15/2011	300	310

Export-Import Bank of Korea
4.125% due 02/10/2009	2,900	2,862
4.250% due 11/27/2007	29,617	29,565
4.250% due 11/06/2008	1,404	1,390
4.500% due 08/12/2009	12,600	12,470
5.711% due 06/01/2009	15,800	15,825

Ford Motor Credit Co.
5.625% due 10/01/2008	2,000	1,955
5.800% due 01/12/2009	1,200	1,159
8.359% due 11/02/2007	10,772	10,780

Fortis Bank NY
5.238% due 09/28/2009	16,400	16,417

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	607

General Electric Capital Corp.
5.390% due 10/26/2009	2,600	2,588
5.420% due 10/06/2010	6,100	6,030
5.480% due 04/10/2012	24,000	23,714
5.628% due 08/15/2011	2,800	2,767
5.734% due 03/12/2010	8,900	8,859
5.794% due 06/15/2009	1,200	1,197
5.814% due 12/15/2009	13,400	13,359

General Motors Acceptance Corp.
6.360% due 09/23/2008	24,400	24,042

GMAC LLC
6.808% due 05/15/2009	6,700	6,455

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	3,000	2,991
5.300% due 12/22/2008	21,600	21,541
5.300% due 06/23/2009	9,000	8,973
5.460% due 07/29/2008	18,900	18,877
5.470% due 11/10/2008	11,700	11,679
5.610% due 11/16/2009	6,300	6,289
5.821% due 03/02/2010	14,500	14,438

HBOS Treasury Services PLC
5.400% due 07/17/2009	15,300	15,272
5.752% due 07/17/2008	1,500	1,499
5.784% due 12/08/2010	20,100	20,024

HSBC Bank USA N.A.
5.833% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
5.420% due 10/21/2009	2,400	2,387
5.500% due 05/21/2008	1,700	1,699
5.784% due 03/12/2010	1,300	1,291
5.809% due 12/05/2008	1,500	1,498
5.810% due 11/16/2009	8,700	8,750
5.824% due 09/15/2008	14,400	14,395
6.538% due 11/13/2007	5,800	5,811

IBM International Group Capital LLC
5.550% due 02/13/2009	31,600	31,551

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,249

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,749

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,840

International Lease Finance Corp.
5.700% due 04/20/2009	3,900	3,893
5.719% due 05/24/2010	9,000	8,925
5.760% due 01/15/2010	5,000	4,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
John Deere Capital Corp.
5.382% due 09/25/2008	$20,600	$20,601
5.410% due 04/15/2008	12,010	12,018
5.410% due 07/15/2008	9,000	9,009

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.282% due 06/25/2010	19,700	19,578
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	8,100	8,095
5.869% due 05/07/2010	8,400	8,388

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	1,700	1,681
5.260% due 12/23/2008	11,585	11,459
5.420% due 12/23/2010	5,900	5,710
5.450% due 10/22/2008	7,900	7,846
5.450% due 01/23/2009	9,000	8,874
5.450% due 04/03/2009	4,400	4,332
5.600% due 08/21/2009	22,000	21,482
5.630% due 11/16/2009	6,300	6,150

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	1,600	1,595
5.400% due 10/23/2008	3,500	3,491
5.450% due 01/30/2009	9,500	9,461
5.665% due 08/14/2009	11,700	11,625
5.794% due 06/16/2008	3,000	2,999

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,600	2,580

Morgan Stanley
5.189% due 11/21/2008	1,400	1,393
5.410% due 05/07/2009	1,100	1,092
5.450% due 01/15/2010	8,800	8,693
5.470% due 02/09/2009	10,400	10,341
5.600% due 01/22/2009	8,900	8,882

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.765% due 09/11/2009	23,400	23,459

Pemex Finance Ltd.
9.690% due 08/15/2009	5,055	5,258

Petroleum Export Ltd.
4.623% due 06/15/2010	7,305	7,209
4.633% due 06/15/2010	843	832
5.265% due 06/15/2011	10,296	10,285

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	8,500	8,499
5.410% due 07/21/2008	1,900	1,899

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,800	1,799
5.420% due 02/06/2009	15,000	14,972
5.729% due 11/20/2009	9,000	8,969

Sistema Finance S.A.
10.250% due 04/14/2008	6,850	6,934

SLM Corp.
5.500% due 07/27/2009	31,700	30,485
5.560% due 01/26/2009	4,300	4,185

Spinnaker Capital Ltd.
17.194% due 06/15/2008	1,000	1,051

UBS AG
5.350% due 07/23/2009	18,400	18,323

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,096

Universal City Florida Holding Co. I
10.106% due 05/01/2010	6,500	6,598

Ventas Realty LP
8.750% due 05/01/2009	1,800	1,868

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	32,600	32,348

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank N.A.
5.330% due 10/03/2008	$2,300	$2,296
5.494% due 02/23/2009	4,250	4,245
5.565% due 05/25/2010	9,000	8,967
5.691% due 12/02/2010	9,000	8,953

Wachovia Corp.
5.410% due 10/28/2008	6,000	5,998
5.490% due 10/15/2011	22,800	22,559
5.671% due 12/01/2009	19,500	19,457
5.814% due 03/15/2011	9,000	8,937

Wells Fargo & Co.
5.270% due 03/23/2010	26,400	26,299
5.450% due 01/24/2012	3,700	3,667
5.794% due 09/15/2009	3,700	3,698

Westpac Banking Corp.
5.758% due 06/06/2008	3,500	3,497

World Savings Bank FSB
5.396% due 05/08/2009	500	501
5.638% due 06/20/2008	1,600	1,601
5.746% due 03/02/2009	5,650	5,670

		1,385,129

INDUSTRIALS 10.1%
Albertson’s, Inc.
6.950% due 08/01/2009	500	508

Amgen, Inc.
5.585% due 11/28/2008	16,300	16,321

Anadarko Petroleum Corp.
6.094% due 09/15/2009	22,900	22,778

Cablevision Systems Corp.
9.644% due 04/01/2009	5,000	5,175

Cisco Systems, Inc.
5.575% due 02/20/2009	2,700	2,696

Comcast Corp.
5.660% due 07/14/2009	9,000	8,959

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	1,800	1,794

Cox Communications, Inc.
6.253% due 12/14/2007	9,000	9,008

CSC Holdings, Inc.
7.250% due 07/15/2008	500	502
7.875% due 12/15/2007	4,100	4,115

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	11,685

CVS Caremark Corp.
5.921% due 06/01/2010	2,600	2,593

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	9,300	9,227
6.053% due 03/13/2009	2,100	2,087
6.133% due 03/13/2009	8,500	8,469

Dex Media East LLC
9.875% due 11/15/2009	3,404	3,498

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,373

Equistar Chemicals LP
10.125% due 09/01/2008	971	1,007

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,690

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,369

Home Depot, Inc.
5.819% due 12/16/2009	1,800	1,778

Kimberly-Clark Corp.
5.460% due 07/30/2010	12,400	12,412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kraft Foods, Inc.
6.000% due 08/11/2010	$3,100	$3,104

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,484
9.500% due 08/01/2008	500	514

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,350	1,357

MMK Finance S.A.
8.000% due 10/21/2008	4,992	5,029

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,052
6.180% due 12/03/2012	5,245	5,244
7.160% due 10/15/2009	15,888	16,324
8.500% due 02/15/2008	25,473	25,760
9.375% due 12/02/2008	300	314

Qwest Communications International, Inc.
9.058% due 02/15/2009	3,933	3,992

Roseton
7.270% due 11/08/2010	1,400	1,406

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,000

Safeway, Inc.
5.550% due 03/27/2009	2,000	2,003

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	148,534	162,567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	3,800	4,011

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	22,920	23,103

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	5,600	5,604

Time Warner, Inc.
5.730% due 11/13/2009	8,000	7,910

Transocean, Inc.
5.869% due 09/05/2008	9,000	8,986

United Technologies Corp.
5.691% due 06/01/2009	1,700	1,701

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	3,800	3,802

Walt Disney Co.
5.430% due 07/16/2010	6,200	6,178
5.824% due 09/10/2009	24,450	24,374

Weyerhaeuser Co.
6.210% due 09/24/2009	9,500	9,522

Xerox Corp.
6.396% due 12/18/2009	3,600	3,619

		484,004

UTILITIES 4.1%
America Movil SAB de C.V.
5.300% due 06/27/2008	36,900	36,909

AT&T, Inc.
5.460% due 02/05/2010	4,700	4,686
5.648% due 05/15/2008	6,200	6,201
5.785% due 11/14/2008	10,700	10,712

BellSouth Corp.
4.240% due 04/26/2021	11,250	11,186
5.658% due 08/15/2008	15,300	15,289

CMS Energy Corp.
9.875% due 10/15/2007	2,000	2,005

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,300	3,289
8.000% due 06/15/2010	500	536

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.755% due 11/14/2008	$1,600	$1,601

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,398	3,606

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	100	102

Entergy Gulf States, Inc.
6.474% due 12/08/2008	6,300	6,324

Florida Power Corp.
5.975% due 11/14/2008	22,700	22,729

Korea Electric Power Corp.
6.338% due 12/20/2007	1,200	1,202

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	19,611	19,735

Ohio Power Co.
5.540% due 04/05/2010	5,750	5,693

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	500	502

Qwest Corp.
5.625% due 11/15/2008	2,900	2,911

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	5,314	5,269

Romanian Thermal Power Plants
9.143% due 12/23/2007	2,757	2,777

Southern California Edison Co.
5.778% due 12/13/2007	9,300	9,305

Telefonica Emisones SAU
5.888% due 06/19/2009	5,000	4,997

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	16,877	16,811

Termoelectrica S.A.
8.905% due 12/18/2007	1,586	1,597

TXU Electric Delivery Co.
6.069% due 09/16/2008	500	495

TXU Energy Co. LLC
6.194% due 09/16/2008	500	501

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	700	719

Vodafone Group PLC
5.288% due 12/28/2007	1,200	1,199

		198,888

Total Corporate Bonds & Notes (Cost $2,075,637)		2,068,021

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
4.802% due 11/01/2035	723	724
5.000% due 02/25/2017	322	321
5.191% due 12/25/2036 - 07/25/2037	6,846	6,771
6.205% due 06/01/2043 - 09/01/2044	4,415	4,450

Freddie Mac
4.483% due 08/01/2035	131	131
4.500% due 04/15/2019	55	55
5.000% due 08/15/2016 - 11/15/2029	4,390	4,374
5.391% due 08/25/2031	528	530
5.411% due 09/25/2031	512	512
5.982% due 02/15/2019	76,636	76,439
6.000% due 06/01/2037 - 10/01/2037	30,800	30,841
6.102% due 12/15/2030	1,141	1,142

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.205% due 02/25/2045	$3,674	$3,695

Total U.S. Government Agencies (Cost $130,312)		129,985

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	1,726	1,731

American Home Mortgage Investment Trust
5.281% due 09/25/2035	392	391

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,900	1,900

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	953	953

Banc of America Funding Corp.
6.144% due 01/20/2047	2,514	2,521

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,592	1,600

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,448	41,784
4.487% due 02/25/2034	2,657	2,622
4.550% due 08/25/2035	23,245	23,190
4.607% due 07/25/2033	29,592	29,180
4.854% due 04/25/2034	1,654	1,635

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	11,206	11,194
5.905% due 01/25/2036	4,203	4,225

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,468	1,474

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,625	1,619

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	9,688	9,650
5.700% due 01/25/2037	11,611	11,531
5.793% due 12/26/2046	5,207	5,184

CC Mortgage Funding Corp.
5.261% due 05/25/2048	1,762	1,720

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	321	320

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,670	9,446
4.677% due 08/25/2035	1,779	1,763
4.748% due 08/25/2035	11,868	11,753

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	409	409
6.455% due 05/15/2032	1,539	1,549

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	757	756
5.311% due 05/25/2047	2,113	2,045
5.676% due 02/20/2047	2,578	2,516
5.983% due 02/25/2036	747	726

Countrywide Home Loan Mortgage Pass-Through Trust
4.853% due 04/20/2035	6,812	6,753

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	4,819	4,781

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,099	1,097
5.211% due 02/25/2037	1,067	1,066
5.211% due 03/25/2037	1,050	1,049
5.221% due 08/25/2037	2,504	2,486

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,338	1,329
5.371% due 08/25/2035	1,912	1,902

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	$4,587	$4,595

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	2,254	2,239
5.211% due 01/25/2047	1,360	1,329
5.401% due 11/25/2045	412	405

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	3,084	3,062

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,785	1,769
5.898% due 06/06/2020	20	20

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	5,182	5,145
5.261% due 04/19/2038	1,146	1,117
5.592% due 01/19/2038	1,061	1,056
5.692% due 01/19/2038	3,988	3,896
5.742% due 03/19/2037	3,756	3,693

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,074	1,073

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,209	1,203
5.221% due 11/25/2046	1,107	1,101

JPMorgan Mortgage Trust
5.023% due 02/25/2035	6,906	6,694

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,721	1,720

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	3,600	3,554
5.241% due 05/25/2047	402	401

Merrill Lynch Floating Trust
5.822% due 06/15/2022	1,526	1,517

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,066	8,001

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	13,130	12,814
5.381% due 11/25/2035	3,844	3,741
6.131% due 10/25/2035	2,173	2,135

Morgan Stanley Capital I
5.812% due 10/15/2020	2,071	2,062

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	2,972	2,975

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	1,219	1,207
5.431% due 08/25/2035	1,110	1,082

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,546	1,542

Sequoia Mortgage Trust
4.082% due 04/20/2035	904	894

Structured Adjustable Rate Mortgage Loan Trust
4.914% due 07/25/2034	4,816	4,790
5.349% due 01/25/2035	1,824	1,815
5.535% due 08/25/2035	1,275	1,275

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	3,066	3,053
5.231% due 09/25/2047	3,987	3,962
5.261% due 03/25/2037	532	530
5.321% due 06/25/2036	913	894
5.351% due 05/25/2036	3,672	3,592
5.752% due 07/19/2035	9,807	9,589

Structured Asset Securities Corp.
4.080% due 06/25/2033	4,678	4,622
5.322% due 10/25/2035	1,216	1,205

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	608	607
5.241% due 01/25/2037	1,057	1,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	$2,350	$2,322
5.251% due 03/25/2046	1,500	1,491
5.251% due 10/25/2046	11,905	11,733

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	24,022	23,935

Washington Mutual, Inc.
4.208% due 06/25/2033	1,803	1,787
5.421% due 08/25/2045	147	146
5.713% due 01/25/2047	1,374	1,358
5.777% due 10/25/2046	2,142	2,129
5.793% due 12/25/2046	1,468	1,444
5.983% due 02/25/2046	1,498	1,455
6.183% due 11/25/2042	789	792
6.483% due 09/25/2046	4,124	4,099

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,766	1,750

Total Mortgage-Backed Securities (Cost $380,164)		381,933

ASSET-BACKED SECURITIES 7.7%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,165	1,158
5.291% due 09/25/2035	25	25

ACE Securities Corp.
5.181% due 08/25/2036	2,315	2,294
5.181% due 12/25/2036	1,092	1,084
5.201% due 12/25/2035	745	743
5.211% due 10/25/2036	2,439	2,428
5.221% due 06/25/2037	1,140	1,135

American Express Credit Account Master Trust
5.752% due 01/18/2011	1,350	1,348
5.862% due 09/15/2010	2,900	2,901

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	701	701

Argent Securities, Inc.
5.171% due 06/25/2036	232	232
5.181% due 09/25/2036	2,180	2,170
5.181% due 10/25/2036	4,737	4,701
5.201% due 04/25/2036	174	174
5.211% due 03/25/2036	611	611

Asset-Backed Funding Certificates
5.171% due 09/25/2036	2,839	2,827
5.191% due 10/25/2036	1,903	1,892
5.191% due 11/25/2036	992	986
5.191% due 01/25/2037	3,092	3,075
5.481% due 06/25/2034	5,094	4,979

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	797	793
5.181% due 12/25/2036	987	980
5.211% due 05/25/2037	1,075	1,066

Atrium CDO Corp.
5.790% due 06/27/2015	1,200	1,192

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	4,800	4,772

Bank One Issuance Trust
5.862% due 02/15/2011	700	700

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,035	1,028
5.211% due 12/25/2035	152	152
5.211% due 10/25/2036	1,210	1,204
5.221% due 04/25/2036	553	552
5.331% due 09/25/2034	470	469
6.502% due 10/25/2037	5,500	5,481

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	533	531
5.181% due 01/25/2037	976	969
5.825% due 10/25/2035	933	918

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chase Credit Card Master Trust
5.862% due 10/15/2010	$1,600	$1,600
5.862% due 02/15/2011	1,500	1,499
5.872% due 02/15/2010	2,425	2,425

Chase Issuance Trust
5.762% due 12/15/2010	1,700	1,700
5.772% due 02/15/2012	1,155	1,152

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	1,800	1,776
5.460% due 01/15/2010	1,400	1,400
5.530% due 02/07/2010	1,100	1,101

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	1,100	1,103

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,209	1,199
5.181% due 11/25/2036	962	958
5.191% due 05/25/2037	2,045	2,025
5.201% due 01/25/2037	1,216	1,213
5.545% due 08/25/2036	2,123	2,114

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	5,846	5,818
5.181% due 01/25/2037	1,573	1,568
5.181% due 03/25/2037	3,237	3,222
5.181% due 05/25/2037	9,901	9,840
5.181% due 07/25/2037	1,287	1,279
5.181% due 08/25/2037	2,092	2,078
5.181% due 12/25/2046	2,284	2,273
5.181% due 03/25/2047	3,515	3,496
5.191% due 03/25/2037	3,163	3,148
5.191% due 09/25/2046	646	644
5.201% due 06/25/2036	465	465
5.201% due 07/25/2036	494	493
5.201% due 06/25/2037	1,093	1,085
5.211% due 06/25/2037	1,212	1,202
5.211% due 10/25/2037	994	987
5.231% due 09/25/2047	1,211	1,202
5.241% due 10/25/2046	4,498	4,477
5.261% due 07/25/2036	296	295
5.291% due 02/25/2036	1,054	1,048
5.311% due 09/25/2036	1,100	1,085

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,057	1,050
5.221% due 12/25/2037	973	967

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,371	1,370

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	634	631
5.171% due 09/25/2036	703	696
5.171% due 01/25/2038	1,092	1,086
5.181% due 11/25/2036	14,020	13,820
5.181% due 12/25/2036	785	779
5.201% due 01/25/2036	212	212
5.201% due 12/25/2037	1,089	1,081
5.221% due 01/25/2036	1,297	1,292

First NLC Trust
5.201% due 08/25/2037	2,975	2,962

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,100	1,100

Fremont Home Loan Trust
5.181% due 10/25/2036	977	970
5.191% due 01/25/2037	1,210	1,197
5.201% due 02/25/2037	4,190	4,174
5.301% due 01/25/2036	891	889

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,746	1,736

GS Auto Loan Trust
5.344% due 07/15/2008	1,438	1,439

GSAA Trust
5.241% due 06/25/2035	606	605

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.201% due 09/25/2036	$2,566	$2,554
5.201% due 10/25/2036	484	467
5.201% due 12/25/2036	1,187	1,174

Harley-Davidson, Inc.
5.310% due 05/15/2008	341	341

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	708	704

Home Equity Asset Trust
5.191% due 05/25/2037	1,227	1,219

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	259	259

HSBC Asset Loan Obligation
5.191% due 12/25/2036	1,235	1,232

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,255	1,246
5.181% due 12/25/2036	7,175	7,112
5.191% due 05/25/2037	1,925	1,903
5.211% due 12/25/2035	948	944

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	515	514
5.181% due 11/25/2036	1,707	1,701
5.191% due 04/25/2037	991	985
5.211% due 07/25/2037	1,074	1,066
5.221% due 03/25/2036	1,410	1,408
5.261% due 04/25/2037	898	892

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	1,329	1,327

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	953	949
5.181% due 08/25/2036	4,493	4,461
5.181% due 10/25/2036	1,212	1,198
5.201% due 03/25/2036	737	735
5.201% due 11/25/2036	1,034	1,028
5.211% due 08/25/2036	2,457	2,439
5.211% due 03/25/2037	925	918
5.241% due 08/25/2036	5,200	5,100
5.341% due 06/25/2035	179	179
5.380% due 04/01/2037	908	900

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,004	999

Lehman XS Trust
5.201% due 05/25/2046	564	563
5.211% due 04/25/2046	1,808	1,804
5.211% due 08/25/2046	2,612	2,592
5.211% due 11/25/2046	4,726	4,633
5.221% due 05/25/2046	2,207	2,198
5.251% due 11/25/2036	2,983	2,979

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 07/25/2036	1,228	1,223
5.171% due 11/25/2036	1,053	1,047
5.191% due 10/25/2036	1,717	1,707
5.191% due 05/25/2046	683	682
5.201% due 03/25/2036	694	694
5.211% due 02/25/2036	404	403
5.221% due 01/25/2046	854	852
5.411% due 10/25/2034	893	871

MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	811	805
5.181% due 03/25/2036	986	982
5.181% due 01/25/2037	714	709
5.191% due 10/25/2036	426	425
5.191% due 11/25/2036	1,148	1,142
5.211% due 01/25/2036	1,676	1,672
5.211% due 05/25/2037	905	895
5.281% due 11/25/2035	1,161	1,157

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	3,300	3,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	$1,414	$1,402

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	547	545
5.181% due 05/25/2037	3,298	3,281
5.191% due 10/25/2037	1,344	1,335
5.201% due 08/25/2036	7,219	7,196
5.201% due 02/25/2037	870	868
5.201% due 07/25/2037	3,360	3,336
5.211% due 09/25/2037	5,269	5,244

Morgan Stanley ABS Capital I
5.171% due 06/25/2036	576	574
5.171% due 10/25/2036	1,131	1,123
5.171% due 01/25/2037	1,222	1,213
5.181% due 09/25/2036	2,196	2,184
5.181% due 10/25/2036	1,037	1,031
5.181% due 11/25/2036	2,134	2,119
5.191% due 03/25/2036	977	975
5.191% due 05/25/2037	2,068	2,052
5.201% due 02/25/2036	1,857	1,853
5.251% due 02/25/2036	1,400	1,388

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,027	1,019

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,166	1,158
5.191% due 06/25/2037	1,032	1,026

Nelnet Student Loan Trust
5.182% due 09/25/2012	602	603

New Century Home Equity Loan Trust
5.201% due 08/25/2036	1,898	1,891
5.311% due 05/25/2036	1,400	1,380

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	407	406

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	169	169

Option One Mortgage Loan Trust
5.181% due 07/25/2036	554	552
5.181% due 01/25/2037	1,075	1,069

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	1,090	1,078

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	863	860
5.201% due 02/25/2037	982	976
5.211% due 02/25/2036	317	316
5.211% due 10/25/2036	3,467	3,440
5.231% due 08/25/2046	868	861

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,500	1,494
5.171% due 08/25/2036	1,974	1,969
5.191% due 04/25/2036	1,538	1,532
5.191% due 01/25/2037	1,212	1,203
5.201% due 02/25/2036	600	599
5.201% due 07/25/2036	2,635	2,626
5.201% due 11/25/2036	3,256	3,234
5.211% due 01/25/2036	423	423
5.211% due 10/25/2036	2,597	2,581
5.241% due 04/25/2037	1,162	1,153
5.251% due 04/25/2036	3,700	3,668

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	73	73

Saxon Asset Securities Trust
5.191% due 11/25/2036	4,476	4,453

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,193
5.181% due 09/25/2036	1,088	1,079
5.191% due 03/25/2036	724	720
5.191% due 12/25/2036	1,518	1,506
5.211% due 11/25/2036	1,138	1,127

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLC Student Loan Trust
5.538% due 02/15/2015	$4,630	$4,621

SLM Student Loan Trust
3.800% due 12/15/2038	750	735
5.330% due 10/25/2012	235	235
5.330% due 07/25/2013	592	592
5.340% due 04/25/2012	563	563
5.340% due 04/25/2014	2,047	2,047
5.350% due 10/27/2014	1,050	1,051
5.350% due 10/25/2016	924	924
5.350% due 07/25/2017	838	838
5.350% due 10/25/2018	1,021	1,017
5.400% due 10/25/2016	5,000	5,001
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	3,599	3,578
5.191% due 11/25/2036	2,432	2,418
5.191% due 12/25/2036	786	780
5.211% due 01/25/2037	958	952
5.211% due 06/25/2037	928	921
5.231% due 10/25/2036	758	755
5.361% due 06/25/2035	104	104

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	808	802
5.176% due 11/25/2037	1,044	1,037
5.191% due 02/25/2037	460	457

Structured Asset Investment Loan Trust
5.181% due 07/25/2036	759	750

Structured Asset Securities Corp.
4.900% due 04/25/2035	675	667
5.181% due 10/25/2036	4,368	4,324
5.211% due 01/25/2037	1,042	1,030

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	311	311

USAA Auto Owner Trust
5.337% due 07/11/2008	721	721

Wachovia Auto Owner Trust
5.337% due 06/20/2008	911	911
5.340% due 07/18/2008	1,000	1,000

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	1,130	1,119
5.191% due 10/25/2036	1,185	1,177

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	1,100	1,094
5.231% due 03/25/2037	1,140	1,133

Total Asset-Backed Securities (Cost $372,813)		370,641

SOVEREIGN ISSUES 11.7%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008	36,815	36,649

Chile Government International Bond
5.760% due 01/28/2008	27,035	27,069

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	10,750	10,806

Korea Development Bank
3.875% due 03/02/2009	14,970	14,676
4.250% due 11/13/2007	11,100	11,089
4.750% due 07/20/2009	26,500	26,325
5.478% due 10/31/2008	28,500	28,478

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 04/03/2010		$38,100	$37,971
5.760% due 10/20/2009		39,613	39,638

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,495
6.060% due 01/13/2009		229,000	230,202

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,392

Russia Government International Bond
8.250% due 03/31/2010		32,934	34,318

Ukraine Government International Bond
8.693% due 08/05/2009		54,475	57,353

Venezuela Government International Bond
6.312% due 12/18/2007		369	370

Total Sovereign Issues (Cost $563,502)			563,831

FOREIGN CURRENCY-DENOMINATED ISSUES 7.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,861

Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	9,500	13,546

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	196,876	98,662

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,585
6.000% due 05/15/2045		11,250	9,868
10.000% due 01/01/2012		324,880	168,928

Colombia Government International Bond
9.850% due 06/28/2027	COP	28,145,000	13,402
12.000% due 10/22/2015		28,500,000	15,485

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	3,054

South Africa Government International Bond
7.500% due 01/15/2014		13,905	1,944
13.000% due 08/31/2010	ZAR	93,700	14,987

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	20,967

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	248,701	10,298

Total Foreign Currency-Denominated Issues (Cost $360,123)			377,587

SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$2,600	2,601

Barclays Bank PLC
5.470% due 08/10/2009		15,800	15,814

Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,502

Dexia S.A.
5.270% due 09/29/2008		4,100	4,101

Fortis Bank NY
5.074% due 06/30/2008		6,300	6,302
5.265% due 04/28/2008		1,800	1,801
5.300% due 09/30/2008		4,100	4,101

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Bank USA N.A.
5.426% due 07/28/2008		$1,400	$1,402

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,800	1,799
5.308% due 05/28/2008		4,500	4,500
5.308% due 04/09/2009		8,300	8,289

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		8,700	8,692

Skandinav Enskilda BK
5.272% due 10/03/2007		1,800	1,800
5.340% due 08/21/2008		1,500	1,499

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		1,800	1,800
5.490% due 02/13/2009		4,600	4,594

Societe Generale NY
5.270% due 03/26/2008		8,700	8,701
5.271% due 06/30/2008		2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008		4,800	4,796
5.506% due 05/29/2008		4,400	4,397

			97,292

COMMERCIAL PAPER 11.9%
Barclays U.S. Funding Corp.
5.260% due 10/09/2007		88,700	88,596

DnB NORBank ASA
5.080% due 01/04/2008		129,900	128,097

Freddie Mac
4.000% due 10/01/2007		198,000	198,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007		125,400	125,400

UBS Finance Delaware LLC
5.225% due 11/14/2007		13,000	12,917
5.245% due 10/26/2007		2,500	2,491
5.250% due 10/18/2007		2,700	2,693

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007		13,000	12,959

			571,153

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		5,024	5,024

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $5,127. Repurchase proceeds are $5,026.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,989

U.S. TREASURY BILLS 0.0%
3.790% due 12/13/2007 (a)(b)		$2,000	1,979

Total Short-Term Instruments (Cost $682,313)			682,437

Total Investments (c) 95.5% (Cost $4,574,651)			$4,584,177

Other Assets and Liabilities (Net) 4.5%			217,438

Net Assets 100.0%			$4,801,615

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $66,325 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(d)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Buy	(0.730%	)	04/20/2009	$7,500	$9

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$433
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	877
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012		127,700	(1,070)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		266,400	(1,140)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		70,200	(54)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		75,100	186
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		56,300	(31)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(31)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	(89)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	(91)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	46
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	857
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	45
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	649
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		140,000	(132)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	51
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	673
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	62

							$1,240

(e)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$30,800	$31,026	$30,834

(f)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$3	$(1)	$2
Buy	BRL	67,478	10/2007	3,216	0	3,216
Sell		129,641	10/2007	0	(1,928)	(1,928)
Buy		18,475	11/2007	36	0	36
Buy		379,015	03/2008	23,052	0	23,052
Sell		256,198	03/2008	0	(5,429)	(5,429)
Buy		64,820	07/2008	1,587	0	1,587
Buy	CLP	52,553,984	11/2007	5,618	0	5,618
Sell		473,280	11/2007	0	(56)	(56)
Buy		47,345,317	03/2008	2,243	0	2,243
Buy	CNY	761	11/2007	2	0	2
Sell		37,640	11/2007	0	(50)	(50)
Buy		12,803	12/2007	6	0	6
Sell		24,402	12/2007	0	(20)	(20)
Buy		503,421	01/2008	489	(1)	488
Sell		1,440	01/2008	0	0	0
Buy		161,316	07/2008	251	0	251
Buy		335,468	03/2009	889	0	889
Buy	COP	222,742,801	03/2008	4,297	(2,030)	2,267
Sell		15,680,260	03/2008	0	(549)	(549)
Buy	CZK	3,711,614	03/2008	12,663	0	12,663
Sell		78,974	03/2008	0	(243)	(243)
Buy		4,470,786	07/2008	12,628	0	12,628

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments Developing Local Markets Fund (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CZK	1,969,162	07/2008	$0	$(6,076)	$(6,076)
Sell	EUR	10,986	10/2007	0	(744)	(744)
Buy	GBP	140	11/2007	5	0	5
Buy	HKD	556,985	11/2007	34	0	34
Buy	HUF	23,425,661	11/2007	5,466	0	5,466
Buy	IDR	627,046,000	10/2007	70	0	70
Sell		627,046,000	10/2007	0	(2,525)	(2,525)
Buy		638,278,000	01/2008	1,099	(295)	804
Buy		631,975,000	05/2008	2,621	0	2,621
Buy	ILS	453,838	12/2007	4,693	(5)	4,688
Buy	INR	1,275,671	10/2007	3,065	0	3,065
Sell		1,275,671	10/2007	0	(1,298)	(1,298)
Buy		2,567,038	11/2007	2,390	0	2,390
Buy		2,430,933	05/2008	1,546	(14)	1,532
Buy	JPY	875,629	10/2007	389	0	389
Buy	KRW	6,905,085	10/2007	21	0	21
Sell		6,905,085	10/2007	0	(72)	(72)
Buy		75,646,213	11/2007	925	0	925
Sell		68,997,540	11/2007	0	(908)	(908)
Buy		7,620,287	01/2008	0	(10)	(10)
Buy		55,924,695	05/2008	1,164	0	1,164
Buy		6,905,085	08/2008	73	0	73
Buy	KWD	3,711	05/2008	383	0	383
Buy	KZT	1,218,745	11/2007	0	(44)	(44)
Buy	MXN	2,663,517	03/2008	4,286	(248)	4,038
Sell		134,947	03/2008	0	(210)	(210)
Buy		2,210,924	07/2008	2,857	0	2,857
Sell		12,600	07/2008	0	0	0
Buy	MYR	179,789	10/2007	389	(2)	387
Sell		179,789	10/2007	0	(572)	(572)
Buy		239,027	05/2008	1,078	(305)	773
Buy		179,789	08/2008	373	0	373
Buy	PHP	960,173	11/2007	100	(64)	36
Buy		4,723,405	05/2008	637	(91)	546
Buy	PLN	273,836	03/2008	5,899	0	5,899
Buy		1,172,043	07/2008	26,694	0	26,694
Sell		680	07/2008	0	(8)	(8)
Buy	RON	362,733	01/2008	695	(823)	(128)
Buy	RUB	34,828	11/2007	86	0	86
Buy		2,018,009	12/2007	4,372	0	4,372
Sell		314,388	12/2007	0	(718)	(718)
Buy		2,068,984	01/2008	3,388	0	3,388
Sell		31,311	01/2008	0	(72)	(72)
Buy		2,846,819	07/2008	978	0	978
Sell		111,725	07/2008	0	(26)	(26)
Buy	SAR	48,427	05/2008	24	0	24
Buy	SGD	254,094	10/2007	1,979	0	1,979
Sell		230,144	10/2007	0	(3,214)	(3,214)
Buy		252,543	11/2007	2,122	0	2,122
Sell		461	11/2007	0	(8)	(8)
Buy		186,423	02/2008	1,492	0	1,492
Buy		267,499	05/2008	3,506	0	3,506
Buy	SKK	186,390	11/2007	253	0	253
Buy		3,418,420	03/2008	5,506	0	5,506
Buy	TRY	452,723	03/2008	36,888	0	36,888
Sell		5,224	03/2008	0	(781)	(781)
Buy	TWD	1,654,444	10/2007	374	0	374
Sell		1,654,444	10/2007	0	(706)	(706)
Buy		1,652,075	11/2007	785	0	785
Buy	ZAR	724,364	03/2008	2,267	(14)	2,253
Buy		1,033,787	07/2008	5,951	0	5,951

				$203,903	$(30,160)	$173,743

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 12.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	142,190	$71,429

Brazilian Government International Bond
10.250% due 01/10/2028		15,120	8,702
12.500% due 01/05/2016		18,650	11,701
12.500% due 01/05/2022		14,469	9,689

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,043
10.000% due 01/01/2012		348,240	181,260

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		200	205

Total Brazil (Cost $272,965)			286,029

COLOMBIA 3.5%
Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,126
11.750% due 03/01/2010		9,750,000	5,062
12.000% due 10/22/2015		80,036,000	43,487

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	15,252

Total Colombia (Cost $85,022)			78,927

CZECH REPUBLIC 5.8%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	482,000	23,885
3.700% due 06/16/2013		2,400	121
3.750% due 09/12/2020		261,000	12,277
6.400% due 04/14/2010		1,733,000	94,900

Total Czech Republic (Cost $122,615)			131,183

EGYPT 0.5%
Arab Republic of Egypt
8.750% due 07/18/2012	EGP	60,000	11,014

Total Egypt (Cost $10,484)			11,014

HUNGARY 7.6%
Hungary Government Bond
5.500% due 02/12/2014	HUF	17,189,240	91,730
5.500% due 02/12/2016		8,707,000	45,786
7.250% due 06/12/2012		6,155,000	35,650

Total Hungary (Cost $163,579)			173,166

MEXICO 7.6%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,893
9.000% due 01/15/2016		35,000	3,331

Mexican Bonos
7.250% due 12/15/2016		340,000	29,786
7.500% due 06/03/2027		29,000	2,535
8.000% due 12/17/2015		1,351,330	124,225

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,269

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	99
9.125% due 02/01/2017		50	49

Total Mexico (Cost $173,595)			171,187

PERU 0.7%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,737
9.910% due 05/05/2015		34,344	13,659

Total Peru (Cost $15,207)			15,396

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND 5.3%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	$116
4.750% due 04/25/2012		103,800	37,970
5.750% due 03/24/2010		145,580	55,611
5.750% due 09/23/2022		69,092	26,195

Total Poland (Cost $113,049)			119,892

SLOVAKIA 0.1%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,692

Total Slovakia (Cost $1,548)			1,692

SOUTH AFRICA 9.6%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	881,680	123,272
8.000% due 12/21/2018		96,000	13,819
8.750% due 12/21/2014		172,500	25,625
10.000% due 02/28/2009		10,000	1,466
13.000% due 08/31/2010		332,899	53,245

Total South Africa (Cost $213,027)			217,427

SWITZERLAND 0.2%
UBS AG
5.350% due 07/23/2009		$5,000	4,979

Total Switzerland (Cost $4,986)			4,979

TURKEY 7.7%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	454
0.000% due 11/26/2008		18,960	13,091
14.000% due 01/19/2011		177,913	139,545
15.000% due 02/10/2010		1,055	853
16.000% due 03/07/2012		25,900	21,056

Total Turkey (Cost $151,494)			174,999

UNITED STATES 0.1%
Fannie Mae
5.500% due 06/01/2037		$2,000	1,959

Total United States (Cost $1,939)			1,959

URUGUAY 0.6%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	122,554	5,074
5.000% due 09/14/2018 (b)		189,122	9,132

Total Uruguay (Cost $14,108)			14,206

SHORT-TERM INSTRUMENTS 35.2%

COMMERCIAL PAPER 35.0%
Bank of America Corp.
5.230% due 11/16/2007		$8,000	7,947
5.245% due 10/26/2007		6,900	6,875
5.250% due 10/02/2007		7,800	7,799

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		3,300	3,245
5.260% due 10/02/2007		38,800	38,794
5.520% due 10/15/2007		25,200	25,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danske Corp.
5.040% due 10/04/2007		$61,500	$61,474

DnB NORBank ASA
5.050% due 01/25/2008		61,100	60,076
5.080% due 01/04/2008		6,600	6,508

Freddie Mac
4.000% due 10/01/2007		75,500	75,500

General Electric Capital Corp.
5.240% due 10/31/2007		43,700	43,509

HBOS Treasury Services PLC
5.250% due 11/01/2007		86,700	86,308

Intesa Funding LLC
5.180% due 10/01/2007		61,800	61,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		61,800	61,800

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		2,300	2,261

Svenska Handelsbanken AB
5.100% due 12/19/2007		6,600	6,523
5.540% due 10/15/2007		58,200	58,075

Swedbank AB
5.065% due 10/29/2007		2,300	2,291
5.105% due 12/19/2007		6,600	6,523
5.540% due 10/17/2007		58,200	58,057

UBS Finance Delaware LLC
5.200% due 10/23/2007		2,300	2,293
5.230% due 10/15/2007		8,900	8,882
5.240% due 10/02/2007		4,500	4,499
5.245% due 10/26/2007		8,800	8,768

Unicredito Italiano SpA
5.185% due 11/27/2007		14,000	13,885
5.200% due 10/26/2007		24,500	24,411
5.500% due 10/15/2007		25,900	25,845

Westpac Banking Corp.
5.245% due 10/25/2007		22,100	22,023

			791,117

REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		148	148

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $153. Repurchase proceeds are $148.)

EGYPT TREASURY BILLS 0.1%
9.205% due 02/05/2008 - 04/01/2008	EGP	6,725	1,167

U.S. TREASURY BILLS 0.1%
3.814% due 12/13/2007 (a)(c)(e)		$2,310	2,285

Total Short-Term Instruments (Cost $794,734)			794,717

Total Investments (d) 97.2% (Cost $2,138,352)			$2,196,773

Other Assets and Liabilities (Net) 2.8%			62,546

Net Assets 100.0%			$2,259,319

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $14,111 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $59 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	29	$22
90-Day Eurodollar December Futures	Long	12/2008	40	6
90-Day Eurodollar March Futures	Long	03/2009	22	13

				$41

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	228,700	$(2,106)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010		700	5
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		180,000	578
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		237,700	(2,679)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		205,000	(651)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(41)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(30)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(91)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	(73)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	150,000	(104)
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.150%	01/03/2012	SKK	15,550	5
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.180%	03/02/2012		223,000	42
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.580%	07/31/2012		920	0
Citibank N.A.	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.160%	01/10/2012		63,000	19
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.355%	05/02/2011		$61,746	1,107
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.409%	12/17/2012		8,017	(40)
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.370%	10/17/2014		76,508	2,484
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.386%	07/19/2017		57,857	(920)
Citibank N.A.	6-Month USD-LIBOR	Pay	5.420%	09/19/2016		36,014	(159)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	5.355%	05/05/2011		401	9
Deutsche Bank AG	6-Month USD-LIBOR	Pay	5.509%	09/20/2016		11,972	(4)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	07/22/2017		69,118	969
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	11/22/2020		14,765	(145)

							$(1,861)

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$1	$0	$1
Buy	BRL	28,861	10/2007	1,907	0	1,907
Sell		28,861	10/2007	0	(1,230)	(1,230)
Buy		135,214	03/2008	7,004	0	7,004
Sell		68,800	03/2008	0	(1,867)	(1,867)
Buy		21,716	07/2008	0	0	0
Buy	CLP	12,248,715	11/2007	703	0	703
Sell		569,284	11/2007	0	(61)	(61)
Buy		13,176,885	03/2008	439	0	439
Buy		1,581,269	11/2010	104	0	104
Buy	CNY	37,405	11/2007	35	0	35
Buy		43,848	03/2008	0	0	0
Buy		41,475	07/2008	65	0	65
Buy	COP	35,505,544	03/2008	765	(182)	583
Sell		124,619,586	03/2008	1,220	(910)	310
Buy	CZK	1,663,721	03/2008	6,272	0	6,272
Sell		626,203	03/2008	0	(1,933)	(1,933)
Buy		76,666	07/2008	198	0	198
Buy	EUR	320	10/2007	22	0	22
Buy	HUF	7,222,583	11/2007	2,066	0	2,066
Sell		6,243,437	11/2007	0	(1,712)	(1,712)
Buy	IDR	46,600,000	01/2008	54	0	54
Sell		106,090,000	01/2008	0	(255)	(255)
Buy	KRW	4,608,750	11/2007	44	0	44
Sell		6,590	11/2007	0	0	0
Buy		654,624	01/2008	0	(1)	(1)
Buy	KWD	1,186	05/2008	122	0	122
Buy	MXN	360,447	03/2008	77	(160)	(83)
Sell		246,373	03/2008	159	(206)	(47)
Buy		301,529	07/2008	137	0	137
Sell		31,442	07/2008	0	(5)	(5)
Buy	MYR	128,212	10/2007	283	(73)	210
Sell		128,212	10/2007	0	(447)	(447)
Buy		181,728	05/2008	1,155	0	1,155
Buy		183,246	08/2008	575	0	575
Buy	PLN	330,470	03/2008	6,426	0	6,426
Sell		8,131	03/2008	0	(158)	(158)
Buy		104,339	07/2008	1,813	0	1,813
Buy	RUB	170,015	12/2007	257	0	257
Sell		28,716	12/2007	0	(50)	(50)
Buy		1,593,276	01/2008	2,048	0	2,048
Buy		648,274	07/2008	329	0	329
Buy	SAR	15,472	05/2008	8	0	8
Buy	SKK	88,642	11/2007	103	0	103
Buy		1,643,598	03/2008	2,615	0	2,615
Buy	TRY	40,700	03/2008	3,545	0	3,545
Sell		28,985	03/2008	0	(3,282)	(3,282)
Buy	ZAR	124,226	03/2008	571	0	571
Sell		114,103	03/2008	0	(789)	(789)
Buy		65,665	07/2008	384	0	384

				$41,506	$(13,321)	$28,185

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.6%
Argentina Bonos
5.389% due 08/03/2012		$62,530	$35,533

Total Argentina (Cost $36,110)			35,533

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$5,731	5,947

Total Bermuda (Cost $5,700)			5,947

BRAZIL 18.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	84,330	42,293

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,356
7.875% due 03/07/2015		3,709	4,198
8.250% due 01/20/2034		41,080	51,843
8.500% due 09/24/2012	EUR	11,500	18,735
8.750% due 02/04/2025		$17,175	22,027
8.875% due 10/14/2019		15,476	19,306
8.875% due 04/15/2024		21,160	27,261
10.125% due 05/15/2027		42,810	61,175
10.250% due 01/10/2028	BRL	6,100	3,511
10.500% due 07/14/2014		$1,874	2,375
12.500% due 01/05/2016	BRL	2,000	1,255
12.750% due 01/15/2020		$3,750	5,944

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,687
6.000% due 05/15/2045		6,000	5,265
10.000% due 01/01/2012		152,675	79,414

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,145

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,193

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,449

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,781

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,409
8.800% due 01/30/2017		3,600	3,780

Vale Capital Ltd.
5.500% due 06/15/2010		153	10,218

Vale Overseas Ltd.
6.250% due 01/11/2016		700	708
6.250% due 01/23/2017		6,200	6,300
6.875% due 11/21/2036		14,425	14,934
8.250% due 01/17/2034		750	891

Total Brazil (Cost $362,597)			427,593

CHILE 1.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,048

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,957

Chile Government International Bond
5.760% due 01/28/2008		24	24

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,230
6.150% due 10/24/2036		7,300	7,149

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enersis S.A.
7.375% due 01/15/2014	$1,098	$1,167
7.400% due 12/01/2016	1,850	1,996

Total Chile (Cost $27,592)		27,065

CHINA 0.8%
Citic Resources Finance Ltd.
6.750% due 05/15/2014	$3,200	3,116

Export-Import Bank of China
5.250% due 07/29/2014	9,958	9,900

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,056

Total China (Cost $19,088)		19,072

COLOMBIA 3.2%
Colombia Government International Bond
7.375% due 01/27/2017	$5,100	5,559
7.375% due 09/18/2037	5,640	6,218
8.250% due 12/22/2014	32,030	36,194
10.000% due 01/23/2012	10	12
10.375% due 01/28/2033	1,850	2,724
10.750% due 01/15/2013	15,535	19,030
11.750% due 02/25/2020	3,047	4,479

Total Colombia (Cost $72,064)		74,216

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$6,872	6,865

Total Egypt (Cost $6,772)		6,865

EL SALVADOR 0.7%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,132

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	4,960

Total El Salvador (Cost $14,915)		15,092

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,718
10.250% due 11/08/2011	771	891

Total Guatemala (Cost $9,575)		9,609

INDIA 0.8%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,194

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,647

Vedanta Resources PLC
6.625% due 02/22/2010	7,400	7,413

Total India (Cost $18,231)		18,254

INDONESIA 1.7%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	21,916

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,206
7.250% due 06/28/2017	3,600	3,546
7.750% due 10/17/2016	950	967
7.875% due 06/29/2037	3,600	3,537

Total Indonesia (Cost $37,282)		38,172

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.6%
ATF Bank JSC
9.000% due 05/11/2016		$725	$737

HSBK Europe BV
7.750% due 05/13/2013		2,450	2,444

Intergas Finance BV
6.375% due 05/14/2017		9,100	8,811
6.875% due 11/04/2011		2,980	3,047

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,366
8.500% due 04/16/2013		1,300	1,232

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,718

Total Kazakhstan (Cost $37,036)			36,355

LUXEMBOURG 0.5%
Gaz Capital for Gazprom
7.288% due 08/16/2037		$11,800	12,608

Total Luxembourg (Cost $11,800)			12,608

MALAYSIA 1.5%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,748
7.750% due 08/15/2015		1,690	1,947

Petronas Capital Ltd.
7.000% due 05/22/2012		100	107
7.875% due 05/22/2022		3,000	3,627

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,137

Total Malaysia (Cost $34,142)			33,566

MEXICO 13.0%
America Movil SAB de C.V.
5.500% due 03/01/2014		$6,381	6,322
5.750% due 01/15/2015		11,700	11,696
8.460% due 12/18/2036	MXN	10,900	981

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,083
6.196% due 12/31/2049		4,835	4,816

C8 Capital SPV Ltd.
6.640% due 12/29/2049		2,400	2,341

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	961
6.722% due 12/31/2049		8,500	8,178

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,240

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,576

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,052

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,360

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	980

Mexico Government International Bond
5.625% due 01/15/2017		6,500	6,497
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		39,080	42,597
7.500% due 04/08/2033		24,685	29,363
8.000% due 09/24/2022		16,880	20,526
11.500% due 05/15/2026		10,000	16,150

Pemex Finance Ltd.
9.030% due 02/15/2011		42	44

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$45,085	$45,338
6.625% due 06/15/2035		8,500	8,802
8.000% due 11/15/2011		4,640	5,085
8.625% due 02/01/2022		40,033	49,579
9.250% due 03/30/2018		11,877	14,971
9.375% due 12/02/2008		500	524

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	984
8.750% due 01/31/2016	MXN	10,000	934

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,747
9.125% due 02/01/2017		1,950	1,926

Total Mexico (Cost $288,355)			297,677

PAKISTAN 0.3%
Pakistan Government International Bond
7.125% due 03/31/2016		$7,735	7,000

Total Pakistan (Cost $7,674)			7,000

PANAMA 4.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,621

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,528
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	129
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,329
9.625% due 02/08/2011		17,969	20,152

Total Panama (Cost $98,950)			101,778

PERU 0.9%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,147
8.375% due 05/03/2016		3,312	3,900
8.750% due 11/21/2033		4,795	6,322

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,014
7.500% due 07/27/2035		6,500	7,090

Total Peru (Cost $18,560)			20,473

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$350	346

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	998
5.838% due 09/30/2027		470	430

Total Qatar (Cost $1,812)			1,774

RUSSIA 17.5%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,512
6.212% due 11/22/2016		$18,200	18,005
6.510% due 03/07/2022		22,800	22,936
8.625% due 04/28/2034		41,290	53,495

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,175

Gazprom International S.A.
7.201% due 02/01/2020		13,369	13,683

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,984

Lukoil Finance Ltd.
5.829% due 01/11/2009		4,830	4,805

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		$3,500	$3,594
8.375% due 10/14/2010		1,000	1,026

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	64,680

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		24,160	22,805
7.175% due 05/16/2013		6,400	6,535

Russia Government International Bond
7.500% due 03/31/2030		57,578	64,996
8.250% due 03/31/2010		6,667	6,947
11.000% due 07/24/2018		2,700	3,829
12.750% due 06/24/2028		13,275	23,699

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		900	985

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,056

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,746
6.625% due 03/20/2017		31,000	28,957
6.875% due 07/18/2011		4,000	3,980
7.500% due 07/18/2016		11,850	11,831

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,882

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,061
8.375% due 10/22/2011		450	471

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	998

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		5,000	4,956

Total Russia (Cost $396,162)			400,629

SOUTH AFRICA 2.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,464
5.875% due 05/30/2022		$5,690	5,583
6.500% due 06/02/2014		14,500	15,298
7.375% due 04/25/2012		5,950	6,441

Total South Africa (Cost $41,337)			44,786

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,916

Total Trinidad And Tobago (Cost $10,058)			9,916

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,111
4.750% due 04/07/2011		450	641
7.375% due 04/25/2012		$17,812	19,148
8.250% due 09/19/2027		1,680	2,033

Total Tunisia (Cost $28,058)			28,933

UKRAINE 2.4%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,246
6.385% due 06/26/2012		$2,550	2,563
6.580% due 11/21/2016		100	101
6.875% due 03/04/2011		30,850	31,635
7.650% due 06/11/2013		3,985	4,264
8.693% due 08/05/2009		13,150	13,845

Total Ukraine (Cost $53,267)			54,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED KINGDOM 0.1%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	$1,247

Total United Kingdom (Cost $1,251)			1,247

UNITED STATES 9.4%

CORPORATE BONDS & NOTES 0.9%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$20,000	20,874

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		260	284

			21,158

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
5.500% due 12/01/2033 - 10/01/2037		194,501	190,533

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
5.000% due 05/15/2037		2,700	2,771

Total United States (Cost $212,355)			214,462

URUGUAY 1.3%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	54,200	2,244
5.000% due 09/14/2018 (b)		77,496	3,742
8.000% due 11/18/2022		$16,398	18,283
9.250% due 05/17/2017		3,900	4,641

Total Uruguay (Cost $27,771)			28,910

VENEZUELA 6.0%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	17,287
5.375% due 04/12/2027		7,000	4,445

Venezuela Government International Bond
5.375% due 08/07/2010		29,750	28,039
6.000% due 12/09/2020		46,750	37,751
6.360% due 04/20/2011		4,190	3,924
7.000% due 12/01/2018		5,000	4,462
7.650% due 04/21/2025		8,500	7,629
8.500% due 10/08/2014		2,000	2,010
9.375% due 01/13/2034		17,840	18,643
10.750% due 09/19/2013		12,280	13,600

		SHARES
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	136

Total Venezuela (Cost $147,383)			137,926

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028		$5,000	4,127
6.875% due 01/15/2016		1,000	1,045

Total Vietnam (Cost $5,240)			5,172

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 8.1%
Freddie Mac
4.000% due 10/01/2007	$57,400	$57,400
4.057% due 10/01/2007	4,000	4,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	62,700	62,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	$62,400	$61,354

		185,454

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,493	6,493

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $6,625. Repurchase proceeds are $6,495.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
3.847% due 12/13/2007 (a)(c)(e)	$5,835	$5,772

Total Short-Term Instruments (Cost $197,767)		197,719

Total Investments (d) 101.3% (Cost $2,228,904)		$2,313,003

Other Assets and Liabilities (Net) (1.3%)		(30,701)

Net Assets 100.0%		$2,282,302

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $3,742 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $2,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	10	$12
90-Day Eurodollar December Futures	Long	12/2008	13	2
90-Day Eurodollar June Futures	Long	06/2008	237	254
90-Day Eurodollar June Futures	Long	06/2009	132	167
90-Day Eurodollar March Futures	Long	03/2009	7	4
90-Day Eurodollar March Futures	Long	03/2010	217	323
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,898
U.S. Treasury 10-Year Note December Futures	Long	12/2007	100	75

				$2,735

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	$8,125	$1,050
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	10
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	11,000	285
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	13,000	431
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%	07/20/2012	4,500	(58)
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%	07/20/2012	2,000	(25)
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	10,510	187
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	5,500	130
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.250%	09/20/2012	6,500	246
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	236
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	1,250	49
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	1,250	51
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	7,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	61
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	92
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	750	0
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	10,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	37
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	5,000	(24)
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	120
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	35
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	12,000	(64)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	20,500	(27)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	(34)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	4,000	2
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	14,600	104
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%	09/20/2011	5,300	114

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	$5,000	$16
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	6,000	(28)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	26,250	803
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	(149)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	7,250	312
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	5,600	110
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	171
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	400	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	127
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	2,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	14,000	(72)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	155
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	189
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	870	50
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%	10/20/2013	32,000	347
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	3,700	361
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	13
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	278
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	42
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	14,000	354
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	28
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	1,000	(4)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	5,500	(95)
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%	08/20/2017	9,000	529
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	117
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	1,026
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	148
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	205
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	700	6
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	161
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	66
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	154
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	9
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	5,000	26
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	1,900	34
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	189
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	120
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	186
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	6,200	213
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	2,000	31
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	146
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	117
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	131
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	517
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	113
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	86
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	540
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	77
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	215
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	11
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	(34)
UBS Warburg LLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	7,960	148
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	12
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	2,000	(54)
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%	07/20/2017	3,875	(39)

						$11,349

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	85,400	$(654)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		60,700	12
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	530
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		93,700	939
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		37,100	239
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		40,000	280
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(47)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	(36)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	(37)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	31
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	30
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		178,600	(10)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	1,254
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	63
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	610
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$306,100	4,064
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,200	360
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,200	2,474
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		44,500	(1,862)

							$8,240

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2014	$8,000	$7,937	$8,068

(2) Market value includes $142 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	73,619	10/2007	$3,900	$0	$3,900
Sell		73,619	10/2007	0	(2,040)	(2,040)
Buy		62,694	03/2008	2,626	0	2,626
Sell		217,386	03/2008	0	(4,914)	(4,914)
Buy		73,619	07/2008	1,783	0	1,783
Buy	CLP	853,250	11/2007	111	0	111
Buy		1,178,616	03/2008	69	0	69
Buy	CNY	2,018	12/2007	2	0	2
Buy		120,118	01/2008	51	(4)	47
Buy	COP	16,806,752	03/2008	532	0	532
Sell		474,390	03/2008	4	0	4
Buy	CZK	10,334	03/2008	35	0	35
Sell	EUR	39,403	10/2007	0	(2,667)	(2,667)
Buy	HKD	390	11/2007	0	0	0
Buy	IDR	19,408,377	10/2007	2	0	2
Sell		19,408,377	10/2007	0	(78)	(78)
Buy		110,619,000	01/2008	266	0	266
Buy		19,563,377	05/2008	81	0	81
Buy	ILS	1,142	12/2007	13	0	13
Buy	INR	131,861	10/2007	103	0	103
Sell		131,861	10/2007	0	(134)	(134)
Buy		9,790	11/2007	11	0	11
Buy		163,869	05/2008	165	0	165
Buy	JPY	637,214	10/2007	283	0	283
Buy	KRW	706,333	11/2007	9	0	9
Buy		3,312,256	01/2008	0	(5)	(5)
Buy		8,435,673	05/2008	212	0	212
Buy		2,767,883	08/2008	50	0	50
Buy	MXN	13,361	03/2008	20	0	20
Buy	MYR	7,618	10/2007	20	0	20
Sell		7,618	10/2007	0	(24)	(24)
Buy		19,065	05/2008	117	0	117
Buy		7,618	08/2008	16	0	16
Buy	PLN	30,702	03/2008	995	0	995

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	3,821	07/2008	$53	$0	$53
Buy	RUB	109,184	11/2007	268	0	268
Buy		286,438	12/2007	538	0	538
Buy		503,735	07/2008	216	0	216
Sell		168,109	07/2008	0	(114)	(114)
Buy	SGD	6,463	10/2007	84	0	84
Sell		4,532	10/2007	0	(63)	(63)
Buy		3,790	11/2007	31	0	31
Buy		4,390	02/2008	36	0	36
Buy		4,478	05/2008	62	0	62
Buy	SKK	13,221	03/2008	24	0	24
Sell	ZAR	12,802	03/2008	0	(37)	(37)
Buy		72,791	07/2008	426	0	426

				$13,214	$(10,080)	$3,134

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,783

Total Aruba (Cost $1,740)			1,783

AUSTRALIA 1.3%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	6,872

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	21,662

Seven Media Group
7.835% due 02/07/2013		869	760
8.878% due 02/07/2013		6,257	5,469

Total Australia (Cost $33,937)			34,763

BERMUDA 0.2%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)		$4,000	4,000

Total Bermuda (Cost $3,960)			4,000

CANADA 3.6%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,511

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	51,800	52,421

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,411

Honda Canada Finance, Inc.
5.034% due 03/26/2012		27,000	27,236

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,510

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,573

Total Canada (Cost $87,806)			93,662

CAYMAN ISLANDS 1.9%
Calabash Re II Ltd.
14.094% due 01/08/2010		$3,100	3,207

Foundation Re II Ltd.
12.270% due 11/26/2010		1,500	1,540

Longpoint Re Ltd.
10.944% due 05/08/2010		3,300	3,383

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,614
1.815% due 12/31/2049		100,000	883
8.375% due 01/29/2049		$8,000	8,335

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,475

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,273

Mystic Re Ltd.
14.541% due 12/05/2008		$500	510

Redwood Capital IX Ltd.
11.610% due 01/09/2008		1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		5,900	6,065

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,206

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	$2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $49,201)			49,070

DENMARK 0.6%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,997	4,144

Realkredit Danmark A/S
5.000% due 10/01/2038		59,297	10,701

Total Denmark (Cost $14,222)			14,845

FRANCE 6.7%
Credit Agricole S.A.
5.505% due 05/28/2009		$10,800	10,811
6.637% due 05/29/2049		5,900	5,555

France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,407
4.000% due 04/25/2014		300	421
4.000% due 10/25/2014		92,900	130,041
4.000% due 04/25/2055		300	379
4.750% due 10/25/2012		100	146
5.500% due 04/25/2029		4,200	6,662
5.750% due 10/25/2032		10,100	16,682

Total France (Cost $169,114)			177,104

GERMANY 16.3%
Bundesobligation
4.000% due 04/13/2012	EUR	34,200	48,444

Deutsche Bank AG
6.000% due 09/01/2017		$5,600	5,683

Republic of Germany
3.750% due 01/04/2015	EUR	39,000	53,858
4.000% due 07/04/2009		300	427
4.250% due 01/04/2014		27,340	39,014
4.250% due 07/04/2014		21,500	30,658
4.750% due 07/04/2034		400	583
5.000% due 01/04/2012		2,000	2,942
5.000% due 07/04/2012		16,700	24,659
5.250% due 07/04/2010		5,000	7,339
5.250% due 01/04/2011		75,600	111,393
5.375% due 01/04/2010		300	440
5.500% due 01/04/2031		4,400	7,047
5.625% due 01/04/2028		41,700	67,256
6.250% due 01/04/2024		9,800	16,668
6.250% due 01/04/2030		4,740	8,265
6.500% due 07/04/2027		2,260	4,008

Total Germany (Cost $414,115)			428,684

ICELAND 0.2%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	2,932

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,865

Total Iceland (Cost $5,887)			5,797

IRELAND 0.4%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Bank of Ireland
5.608% due 12/19/2008		$7,000	6,997

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,013

Total Ireland (Cost $10,617)			10,892

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	$982
4.250% due 08/01/2014		1,800	2,555
4.500% due 05/01/2009		1,000	1,433

Total Italy (Cost $4,914)			4,970

JAPAN 21.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	403

Japan Government Bond
1.500% due 03/20/2011	JPY	5,150,000	45,509
1.500% due 03/20/2014		1,590,000	13,981
1.500% due 03/20/2015		3,850,000	33,690
1.600% due 09/20/2013		1,660,000	14,713
1.600% due 06/20/2014		3,970,000	35,104
1.800% due 06/20/2017		10,500,000	92,514
2.300% due 06/20/2035		3,530,000	30,100
2.400% due 03/20/2034		580,000	5,066
2.500% due 09/20/2035		6,210,000	55,218
2.500% due 06/20/2036		5,431,000	48,136

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		990,990	8,375
1.000% due 06/10/2016		2,678,010	22,862
1.100% due 12/10/2016		5,946,120	51,214
1.200% due 03/10/2017		169,830	1,473
1.200% due 06/10/2017		10,471,720	90,496

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,297

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	400,000	3,517
1.856% due 09/29/2049		300,000	2,626
1.861% due 12/31/2049		300,000	2,621

Total Japan (Cost $555,402)			560,915

JERSEY, CHANNEL ISLANDS 0.2%
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,324

Total Jersey, Channel Islands (Cost $5,376)			5,324

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,975

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	101

Total Mexico (Cost $3,099)			3,076

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,625

Total Netherlands Antilles (Cost $2,554)			2,625

NETHERLANDS 0.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,964

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,767

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,659

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.250% due 07/15/2013	EUR	400	$571

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $7,978)			8,362

RUSSIA 0.3%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	835

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		$6,400	6,344

Total Russia (Cost $7,155)			7,179

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,701

Korea Development Bank
4.250% due 11/13/2007		670	669

Total South Korea (Cost $2,371)			2,370

SPAIN 4.4%
Santander U.S. Debt S.A. Unipersonal
5.729% due 11/20/2009		$4,000	3,986

Spain Government Bond
4.200% due 01/31/2037	EUR	600	787
4.400% due 01/31/2015		42,000	60,034
5.400% due 07/30/2011		20,800	30,886
5.750% due 07/30/2032		11,150	18,371
6.150% due 01/31/2013		1,000	1,552

Total Spain (Cost $114,228)			115,616

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,879

Total Tunisia (Cost $3,628)			3,879

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,321

Total Ukraine (Cost $1,210)			1,321

UNITED KINGDOM 4.8%
Arkle Master Issuer PLC
5.732% due 11/19/2007		$7,300	7,299

Barclays Bank PLC
7.434% due 09/29/2049		7,500	7,984

HBOS PLC
5.920% due 09/29/2049		8,400	7,611

HBOS Treasury Services PLC
5.752% due 07/17/2008		2,300	2,299

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,386

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		3,500	3,499

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,034

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	22,989
4.750% due 06/07/2010		12,900	26,248
5.000% due 03/07/2012		2,030	4,155
5.750% due 12/07/2009		3,900	8,100
9.000% due 07/12/2011		12,150	28,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
XL Capital Europe PLC
6.500% due 01/15/2012	$500	$519

Total United Kingdom (Cost $124,548)		126,310

UNITED STATES 76.6%

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp.
5.191% due 10/25/2036	$4,135	4,104

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,900	2,897

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	2,591	2,591

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1
5.481% due 10/25/2031	5	5

Argent Securities, Inc.
5.181% due 10/25/2036	5,211	5,172
5.191% due 05/25/2036	45	45

Asset-Backed Funding Certificates
5.191% due 10/25/2036	3,615	3,595
5.481% due 06/25/2034	4,620	4,515

Bank One Issuance Trust
5.862% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities, Inc.
5.581% due 03/25/2043	9	9

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	524	523

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,450	1,449
5.872% due 02/15/2010	1,590	1,590

Chase Issuance Trust
3.220% due 06/15/2010	2,000	1,998

CIT Group Home Equity Loan Trust
5.421% due 03/25/2033	10	10

Community Program Loan Trust
4.500% due 10/01/2018	696	689

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047	4,833	4,807
5.191% due 09/25/2046	1,178	1,174
5.231% due 09/25/2047	8,520	8,462
5.611% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	4	3

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	898	896

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,878	1,878

Fremont Home Loan Trust
5.201% due 02/25/2037	5,349	5,329

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	63	63

GSAMP Trust
5.421% due 03/25/2034	37	37

HFC Home Equity Loan Asset-Backed Certificates

5.846% due 09/20/2033	753	743

HSI Asset Securitization Corp. Trust
5.241% due 04/25/2037	366	363

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	354	352
5.231% due 03/25/2036	16	16

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	825	823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
5.201% due 03/25/2036	$1,171	$1,169

Lehman XS Trust
5.201% due 05/25/2046	414	413
5.211% due 06/25/2046	517	516
5.211% due 07/25/2046	2,756	2,746
5.211% due 11/25/2046	7,704	7,552
5.281% due 04/25/2037	11,266	11,217

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	386	376

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	300	298
5.201% due 08/25/2036	4,575	4,560
5.201% due 07/25/2037	7,269	7,216
5.211% due 09/25/2037	7,506	7,471

Morgan Stanley Home Equity Loans
5.241% due 02/25/2036	5,700	5,629

Nelnet Student Loan Trust
5.450% due 07/25/2016	867	868

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	1,946	1,939

Quest Trust
5.571% due 09/25/2034	12	11

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	1	1
5.631% due 12/25/2033	1,163	1,131

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	8,146	8,083

Residential Asset Securities Corp.
5.171% due 06/25/2036	73	73
5.201% due 07/25/2036	1,574	1,569
5.211% due 10/25/2036	6,463	6,422
5.221% due 01/25/2036	21	21
5.631% due 07/25/2032	18	18

SACO I, Inc.
5.191% due 05/25/2036	871	846

Saxon Asset Securities Trust
5.191% due 11/25/2036	7,886	7,846
5.651% due 08/25/2032	3	3

SBI HELOC Trust
5.301% due 08/25/2036	6,497	6,173

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,194
5.191% due 03/25/2036	312	311

SLM Student Loan Trust
3.800% due 12/15/2038	2,700	2,647
5.330% due 10/25/2012	555	555
5.350% due 07/25/2017	457	457
5.370% due 10/26/2015	514	514

Soundview Home Equity Loan Trust
5.191% due 06/25/2036	34	34

Structured Asset Investment Loan Trust
5.221% due 01/25/2036	2,780	2,770

Structured Asset Securities Corp.
5.531% due 05/25/2034	10	10

Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	790	785

Wells Fargo Home Equity Trust
5.251% due 12/25/2035	5,449	5,416
5.361% due 10/25/2035	4,822	4,764
5.371% due 11/25/2035	11,636	11,443

		170,310

BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	16,700	16,702

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Co.
8.700% due 12/15/2013		$1,092	$1,062

Georgia-Pacific Corp.
6.948% due 12/20/2012		240	236
7.264% due 12/20/2012		285	280
7.474% due 12/20/2012		2,429	2,384

HCA, Inc.
7.448% due 11/16/2013		4,080	4,008

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			25,639

CORPORATE BONDS & NOTES 14.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,008

American Express Centurion Bank
5.819% due 05/07/2008		6,500	6,490

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,877

Amgen, Inc.
5.585% due 11/28/2008		$6,200	6,208

AT&T, Inc.
5.785% due 11/14/2008		1,000	1,001

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,630

Bank of America Corp.
5.370% due 11/06/2009		4,100	4,084
5.620% due 10/14/2016		1,600	1,577

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,500	12,002

BellSouth Corp.
4.240% due 04/26/2021		2,300	2,287
5.200% due 09/15/2014		1,400	1,365
5.658% due 08/15/2008		3,900	3,897

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,477

Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	307

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,699

Charter One Bank N.A.
5.410% due 04/24/2009		9,000	8,945

CIT Group, Inc.
5.704% due 05/23/2008		3,500	3,441
5.834% due 06/08/2009		7,500	7,172

Citigroup, Inc.
5.240% due 12/26/2008		5,200	5,198
6.000% due 08/15/2017		6,900	7,073

CMS Energy Corp.
9.875% due 10/15/2007		400	401

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,024

Comcast Corp.
5.660% due 07/14/2009		7,600	7,566

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		7,300	7,277

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,776

CVS Caremark Corp.
5.750% due 08/15/2011		700	710
5.921% due 06/01/2010		5,900	5,884

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$700	$692
5.750% due 09/08/2011		1,100	1,111
6.053% due 03/13/2009		5,800	5,764

Dominion Resources, Inc.
5.660% due 09/28/2007		700	700

East Lane Re Ltd.
12.356% due 05/06/2011		1,600	1,608

EchoStar DBS Corp.
6.375% due 10/01/2011		800	806

Edison Mission Energy
7.000% due 05/15/2017		300	297

Entergy Gulf States, Inc.
6.474% due 12/08/2008		1,100	1,104

Exelon Corp.
4.900% due 06/15/2015		2,300	2,145

Ford Motor Credit Co.
5.625% due 10/01/2008		6,000	5,864
6.625% due 06/16/2008		1,000	993
7.250% due 10/25/2011		2,100	1,970
7.800% due 06/01/2012		100	95

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,900	1,978

General Electric Capital Corp.
5.360% due 10/24/2008		3,200	3,189
5.390% due 10/26/2009		5,400	5,374
5.744% due 12/12/2008		2,500	2,496
5.794% due 06/15/2009		3,300	3,293

General Motors Acceptance Corp.
7.000% due 02/01/2012		1,100	1,045
8.000% due 11/01/2031		2,700	2,656

GMAC LLC
6.000% due 12/15/2011		3,900	3,603
6.808% due 05/15/2009		3,400	3,276

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	4,705
6.250% due 09/01/2017		$22,500	23,035

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		2,400	2,403

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	708

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,150

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,773

Home Depot, Inc.
5.819% due 12/16/2009		5,700	5,629

HSBC Finance Corp.
6.538% due 11/13/2007		2,500	2,505

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,382

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,342

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,999
5.869% due 05/07/2010		$12,000	11,982

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,800	1,821

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,824

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,811

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	8,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lennar Corp.
5.950% due 10/17/2011	$700	$641

Loews Corp.
5.250% due 03/15/2016	800	771

Mandalay Resort Group
9.500% due 08/01/2008	700	719

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	1,900	1,895

Masco Corp.
5.875% due 07/15/2012	700	698

May Department Stores Co.
4.800% due 07/15/2009	700	696

Maytag Corp.
5.000% due 05/15/2015	2,200	2,093

Merck & Co., Inc.
4.750% due 03/01/2015	2,200	2,100

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	4,300	4,288
5.665% due 08/14/2009	1,000	994
6.050% due 08/15/2012	6,800	6,979

Metropolitan Life Global Funding I
5.560% due 05/17/2010	6,000	5,954

Midwest Generation LLC
8.300% due 07/02/2009	884	899

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,800	2,881

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	2,800	2,853

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.410% due 05/07/2009	6,000	5,954
5.485% due 01/18/2008	900	899
5.810% due 10/18/2016	2,200	2,108
6.250% due 08/28/2017	1,200	1,228

NiSource Finance Corp.
5.400% due 07/15/2014	800	779

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	400	402

Qwest Corp.
8.944% due 06/15/2013	1,500	1,609

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,844

Raychem Corp.
7.200% due 10/15/2008	200	203

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,654

SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,242

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,216

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	3,196
8.750% due 03/15/2032	1,100	1,265

State Street Capital Trust IV
6.694% due 06/15/2037	5,900	5,362

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	8,500	8,404

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,623

Toyota Motor Credit Corp.
5.470% due 10/12/2007	6,800	6,800

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	$500	$502
6.640% due 04/15/2008	1,000	992

U.S. Bancorp
5.159% due 04/28/2009	4,300	4,281

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	11

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,829

Wachovia Bank N.A.
5.330% due 10/03/2008	9,800	9,783

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	5,600	5,603

Westpac Banking Corp.
5.758% due 06/06/2008	5,400	5,396

Wyeth
6.950% due 03/15/2011	1,900	1,993

Xerox Corp.
9.750% due 01/15/2009	2,400	2,521

		369,295

MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	703	705

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,361	1,328
5.281% due 09/25/2035	441	440

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	3,067	3,014

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,570	16,306
4.444% due 05/25/2034	2,731	2,690
4.487% due 02/25/2034	173	171
4.550% due 08/25/2035	13,945	13,877
4.625% due 10/25/2035	8,434	8,281
4.654% due 10/25/2033	1,111	1,092
4.673% due 05/25/2034	741	722
5.605% due 02/25/2033	175	174

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,339	5,333
5.819% due 11/25/2036	10,794	10,807
5.954% due 02/25/2036	8,035	8,072

Bear Stearns Commercial Mortgage Securities
5.862% due 03/15/2019	185	185

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,600	11,519

Bella Vista Mortgage Trust
5.746% due 05/20/2045	105	104

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	820	819

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	4,049	3,955
4.748% due 08/25/2035	4,808	4,761
4.900% due 10/25/2035	11,835	11,761

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,577

Commercial Mortgage Pass-Through Certificates
5.985% due 02/05/2019	300	296
6.455% due 05/15/2032	3,621	3,644

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,721	1,711
5.411% due 02/25/2037	148	144
5.706% due 03/20/2046	192	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$2,408	$2,395
5.421% due 04/25/2035	339	339
5.451% due 03/25/2035	3,042	2,984
5.461% due 02/25/2035	231	229
5.471% due 02/25/2035	350	344
6.205% due 08/25/2034	467	470

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	11,013

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	1,487	1,478
4.096% due 07/25/2033	187	185

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	659	658
5.231% due 10/25/2036	4,375	4,372

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,108	1,097
4.735% due 07/25/2033	247	245
5.371% due 08/25/2035	644	641
6.250% due 08/25/2017	2,336	2,347

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	1,974	1,969

Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	1,100	1,079
5.401% due 11/25/2045	222	218

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71
6.620% due 10/18/2030	4,055	4,076

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,034	1,024
4.603% due 03/25/2033	1,106	1,086

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,760	1,762
5.150% due 07/19/2035	323	321
5.592% due 01/19/2038	3,889	3,871
5.692% due 01/19/2038	9,335	9,119
5.722% due 05/19/2035	1,978	1,938
5.742% due 03/19/2037	168	165
5.872% due 02/19/2034	21	21

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	468	466

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970

JPMorgan Mortgage Trust
4.389% due 11/25/2033	952	938
5.023% due 02/25/2035	3,069	2,975

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	281	281

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,283

MASTR Asset Securitization Trust
5.500% due 11/25/2017	454	452

Mellon Residential Funding Corp.
5.787% due 12/15/2030	22	22

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,416	1,406
5.341% due 02/25/2036	13,009	12,905

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	230	226

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	8,070	7,876
5.381% due 11/25/2035	3,503	3,480
6.131% due 10/25/2035	4,622	4,540

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	592	589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Accredit Loans, Inc.
5.341% due 04/25/2046	$218	$210

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	663	661

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	721	712
4.590% due 04/25/2034	1,655	1,641
5.351% due 05/25/2037	279	269
6.383% due 01/25/2035	97	98

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	6,692	6,546
5.361% due 05/25/2045	1,330	1,294
5.441% due 12/25/2035	94	93
5.752% due 07/19/2035	8,842	8,650

Thornburg Mortgage Securities Trust
5.251% due 10/25/2046	5,673	5,591

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	7,571	7,543

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	40	40

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.361% due 04/25/2045	3,052	2,994
5.391% due 11/25/2045	654	644
5.401% due 12/25/2045	2,331	2,281
5.421% due 10/25/2045	284	278
5.441% due 01/25/2045	600	589
5.451% due 01/25/2045	427	420
5.671% due 12/25/2027	1,669	1,669
5.777% due 07/25/2046	1,675	1,673
5.777% due 10/25/2046	3,770	3,747
5.963% due 06/25/2046	4,654	4,560
5.983% due 02/25/2046	155	151
6.201% due 05/25/2041	79	79
6.383% due 06/25/2042	519	511
6.383% due 08/25/2042	212	213

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	2,757	2,743
4.950% due 03/25/2036	6,679	6,603
5.278% due 04/25/2036	2,351	2,313

		287,368

MUNICIPAL BONDS & NOTES 0.3%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	630	643

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	915

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	330	331

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	197

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,548

		7,027

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,200	3,216

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	$6,908

U.S. GOVERNMENT AGENCIES 41.0%
Fannie Mae
4.187% due 11/01/2034	6,031	6,055
4.924% due 12/01/2034	269	267
5.000% due 11/25/2032	4,000	3,707
5.191% due 12/25/2036 - 07/25/2037	6,164	6,095
5.251% due 03/25/2034	45	45
5.281% due 08/25/2034	44	43
5.381% due 06/25/2044	24	24
5.474% due 03/01/2033	309	309
5.500% due 05/25/2027 - 10/01/2037	502,990	492,890
5.500% due 10/01/2033 - 07/01/2037 (g)	212,451	208,333
5.531% due 06/25/2029	42	42
6.000% due 01/01/2023 - 07/25/2044	205,581	205,935
6.000% due 09/01/2036 - 11/01/2036 (g)	18,266	18,299
6.205% due 06/01/2043	509	510
6.206% due 10/01/2044	455	459
6.260% due 12/01/2036	448	454
6.500% due 04/01/2035 - 06/25/2044	35,019	35,670
6.500% due 09/01/2036 (g)	11,148	11,354
7.227% due 05/01/2026	38	39

Federal Housing Administration
6.896% due 07/01/2020	1,217	1,220
7.430% due 09/01/2022 - 11/01/2022	88	89

Freddie Mac
4.364% due 09/01/2035	381	378
4.500% due 07/15/2018	3,024	2,977
5.000% due 11/15/2021 - 12/15/2031	13,173	13,051
5.391% due 08/25/2031	83	83
5.500% due 10/01/2037	1,500	1,469
6.000% due 02/01/2037 - 09/01/2037	37,003	37,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 06/01/2037 - 07/01/2037 (g)	$22,002	$22,032
6.102% due 12/15/2030	593	594
6.202% due 12/15/2031	182	183
7.238% due 06/01/2024	77	79

Ginnie Mae
4.500% due 09/15/2033	46	43
6.000% due 08/20/2034	4,188	4,154
6.125% due 10/20/2029	56	56

Small Business Administration
4.625% due 02/01/2025	987	953
4.754% due 08/10/2014	77	75
5.110% due 04/01/2025	2,162	2,156

		1,077,175

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	18,359	18,589
2.625% due 07/15/2017	17,764	18,316

U.S. Treasury Bonds
4.500% due 02/15/2036	3,600	3,414
4.750% due 08/15/2017	21,600	21,897

U.S. Treasury Notes
4.625% due 02/29/2012	2,500	2,545

		64,761

Total United States (Cost $2,012,418)		2,011,699

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 3.3%
Barclays Bank PLC
5.281% due 03/17/2008	9,700	9,703

Dexia S.A.
5.079% due 09/29/2008	10,800	10,804

Fortis Bank NY
5.265% due 04/28/2008	1,400	1,401
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.282% due 12/01/2008	11,800	11,784
5.308% due 05/28/2008	8,000	8,000
5.308% due 04/09/2009	15,400	15,379

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	$600	$599

Skandinav Enskilda BK
5.272% due 10/03/2007	6,400	6,400
5.700% due 02/04/2008	5,500	5,500

Societe Generale NY
5.270% due 03/26/2008	7,700	7,701

Unicredito Italiano NY
5.506% due 05/29/2008	2,600	2,598
5.621% due 12/03/2007	3,500	3,501
5.701% due 12/13/2007	3,900	3,903

		88,173

COMMERCIAL PAPER 1.8%
Freddie Mac
4.000% due 10/01/2007	22,000	22,000
4.057% due 10/01/2007	25,800	25,800

		47,800

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	1,551	1,551

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,587. Repurchase proceeds are $1,552.)

U.S. TREASURY BILLS 1.1%
3.843% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	28,535	28,237

Total Short-Term Instruments (Cost $165,850)		165,761

PURCHASED OPTIONS (j) 1.7%
(Cost $35,178)		45,051

Total Investments (f) 148.0% (Cost $3,839,608)		$3,888,160

Written Options (k) (1.0%) (Premiums $22,424)		(26,648)

Other Assets and Liabilities (Net) (47.0%)		(1,233,832)

Net Assets 100.0%		$2,627,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,722 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $2,473 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $78,557 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $243,275 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $251,201 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$7
90-Day Euribor June Futures	Long	06/2009	14	7
90-Day Euribor March Futures	Long	03/2009	346	200
90-Day Eurodollar June Futures	Long	06/2008	1,418	1,283
90-Day Eurodollar June Futures	Long	06/2009	222	343
90-Day Eurodollar March Futures	Long	03/2008	1,347	2,550
90-Day Eurodollar March Futures	Long	03/2009	236	415

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2008	1,750	$4,550
90-Day Euroyen December Futures	Long	12/2007	1,615	129
90-Day Euroyen March Futures	Long	03/2008	1,696	284
Canada Government 10-Year Bond December Futures	Short	12/2007	38	(22)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	1,484	(210)
Euro-Bobl December Futures Put Options Strike @ EUR 101.000	Long	12/2007	1,454	0
Euro-Bobl December Futures Put Options Strike @ EUR 102.250	Long	12/2007	561	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	3,094	(2,582)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,489	0
Euro-Schatz December Futures	Short	12/2007	244	(7)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,012	0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	143	(1)
Japan Government 10-Year Bond December Futures	Long	12/2007	2	(6)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	1,766	(358)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,595	707
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,960	(519)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	220	414
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	122	99
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	129	92
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	100	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	167	127
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	37	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	18	2

				$7,497

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	13,100	$16
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	8
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,800	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,500	(3)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,800	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,500	(6)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,800	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,300	7
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,500	5
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,600	2
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,600	(10)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,000	(24)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		700	2
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012		500	(6)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		500	2
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012		600	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017		1,100	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		2,000	(5)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		37,200	464
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		1,100	123
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017		900	104
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	3,137
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,400	12
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	2
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012		2,200	20
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012		1,500	25
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012		700	(4)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012		1,000	4
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012		2,700	13
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,900	58
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017		900	(1)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(5)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	4
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	(5)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	4
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012		2,000	10
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(1)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015		2,200	1

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	$800	$2
Citibank N.A.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	1,600	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	1,200	79
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,100	(8)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	1,600	28
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	1,800	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	2,300	28
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	100,000	(985)
Credit Suisse First Boston	International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	2,900	11
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	3,300	(16)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	6,900	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	9,500	(31)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	2,600	2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	61
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	600	8
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,100	819
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	(11)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	800	(6)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(3)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	20
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	7,800	57
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	2,300	13
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	80,200	(352)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,300	23
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	3,000	(34)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	3,900	(20)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,400	(89)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	100,900	2,010
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	191,500	(692)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,100	126
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	2,700	27
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	6,700	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,800	7
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	40
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	94
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	193
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	4
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,900	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	70
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	1
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	591
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	299
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	139
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	1,600	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	5,200	294
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(3)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	312
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	2,900	14
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	2,700	(3)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	4
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	24
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,500	(20)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	23,400	246
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	1,700	154
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	2
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	8
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	500	(1)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	22
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(4)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	5
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(8)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	298
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,300	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	2,000	19
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	6

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$4,900	$97
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	14,100	45
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,100	(4)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(4)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	1,900	24
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,100	(12)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	81
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(10)
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	2,100	124
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	36
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	10,000	(6)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	51
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	209
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	2,700	1
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.560%	)	06/20/2017	4,900	586
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	900	(14)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,400	(20)

							$9,116

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps
Counterparty	Receive	Pay (2)	Expiration Date	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/10/2009	JPY 116,466,000	$987,000	$29,098
UBS Warburg LLC	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/25/2009	44,722,000	379,000	11,939

						$41,037

(2) At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	17,400	$(10)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		117,500	(394)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(2,434)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	2,408
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		85,920	(275)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		123,400	94
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(723)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	668
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(701)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	657
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		26,500	(2)
Morgan Stanley	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		11,200	(7)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		94,000	11
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	90,000	(726)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		122,500	(1,215)
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017	CAD	4,300	(124)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		3,000	52
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(14)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	310
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	(96)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,000	(8)

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012	EUR	97,000	$1,033
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		58,500	551
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	196
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		3,300	(29)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	79
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		13,500	(18)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		8,900	(448)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.473%	06/12/2009		56,200	(96)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		43,400	(170)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		174,000	229
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	(39)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		18,700	(30)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	6,026
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		6,000	(363)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		20,300	(974)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(24)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,100	(52)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		13,500	121
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	(14)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	4,942
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,828)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,900	(1,358)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		1,400	(3)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(12)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	400
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	9,699
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		37,500	(2,547)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		17,100	(194)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(32)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	369
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(102)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	117
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,200	(24)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(493)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(111)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,700	388
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(236)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		15,900	314
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,900	(46)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		24,600	1,259
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		39,300	(81)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		40,000	(38)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(1,050)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,900	(45)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	1,424
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,075)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(858)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,800	546
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(598)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(408)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		4,500	(75)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(652)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		39,100	1,251
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		10,000	4
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		28,200	(674)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	345
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		25,000	23
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		107,300	1,335
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(382)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		7,200	(296)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	12,200,000	12
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		3,010,000	(19)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,350,000	120
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		31,660,000	35
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		36,970,000	29
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		13,800,000	(212)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,280,000	28
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(116)

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011	JPY	9,000,000	$(26)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	51
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		19,430,000	(5,217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,350,000	(873)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	3
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(189)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,268)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	(3)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		4,750,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(655)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		117,370,000	(858)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	28
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(22)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		6,280,000	91
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		8,540,000	(81)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,390,000	(370)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	26,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		45,000	152
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		99,500	(265)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$94,600	92
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		91,900	(297)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2022		13,000	(52)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		8,000	179
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		7,700	2
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,700	(547)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		3,700	10
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,900	403
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	39
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		313,600	1,057
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		214,100	1,706
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		156,900	527
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		153,400	(4,617)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		49,900	(2,070)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,200	(999)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,800	559
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,300	(97)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(142)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		246,000	629
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		35,000	132
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		55,100	(1,915)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		138,000	(5,596)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(31)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		66,700	634
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(81)

							$(8,323)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$231	12/07/2007	$18,500	$507
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	258	12/07/2007	22,000	621

								$1,128

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$115.000	11/20/2007	1,670	$32	$26
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	378	7	6
Call - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/20/2007	4,305	81	67
Call - CBOT U.S. Treasury 10-Year Note December Futures	125.000	11/20/2007	6,800	129	128
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,464	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	441	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	650	12	10

				$318	$285

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	50,000	$238	$381
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	495
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$52,900	205	538
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	564	607
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,721
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		30,200	168	238
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	704
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	1,490
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	1,438
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,681	3,447
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	6,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	2,294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		783,600	6,955	10,729
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	535
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	697

								$21,288	$31,523

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.236	10/05/2007	EUR	370,000	$25	$1
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	1,560
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	160
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	776
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	96
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	458
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	152
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	354
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	135
Call - OTC U.S. dollar versus Japanese yen	JPY	139.000	10/05/2007		$400,000	17	0
Call - OTC U.S. dollar versus Japanese yen		116.000	12/05/2007		22,300	224	147
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	369
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	675
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	53
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,431	425
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,221
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	104
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	505
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	479
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	4,978
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	319
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	242

						$13,106	$13,209

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$225,000	$26	$8
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	64,000	333	6
Put - OTC Fannie Mae 5.500% due 10/01/2037	84.500	10/04/2007	13,000	2	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	81,000	10	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	140,000	16	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.500	12/05/2007	1,500	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.000	12/05/2007	62,000	7	2
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	333,600	39	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	250,000	29	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	90.000	12/05/2007	34,000	4	2

				$466	$34

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	472	$159	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	12,500	$235	$166
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	239
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$118,000	481	1,181
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	378
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	517
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,326
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,900	168	195
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	559
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	1,267
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	1,023
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,791	2,450
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	4,173
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		108,900	992	1,755
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		340,700	6,789	9,639
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	480
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	643

								$20,812	$25,991

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	29,800	$268	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$37,400	375	220
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		21,600	244	109
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		14,700	75	30
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	64
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	49

						$1,088	$472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$64,000	$365	$8

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,341	$4,705	0.18%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	3,960	4,000	0.15%

				$8,301	$8,705	0.33%

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$225,000	$214,925	$214,629
Freddie Mac	6.000%	10/01/2037	59,000	59,115	59,065
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,230	2,203
U.S. Treasury Notes	3.000%	02/15/2009	100	99	99
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,344	5,483
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,773	32,368
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,984	2,017
U.S. Treasury Notes	4.500%	02/15/2016	48,000	48,192	48,392
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,266	15,409
U.S. Treasury Notes	4.625%	11/15/2016	65,600	67,171	67,180
U.S. Treasury Notes	4.625%	02/15/2017	42,400	42,208	42,955
U.S. Treasury Notes	4.875%	01/31/2009	85,100	85,904	87,073
U.S. Treasury Notes	4.875%	08/15/2016	239,100	246,256	246,931
U.S. Treasury Notes	5.125%	05/15/2016	11,600	12,130	12,342

				$832,597	$836,146

(3) Market value includes $6,222 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	55,814	10/2007	$1,127	$0	$1,127
Sell		53,403	10/2007	3	(2,129)	(2,126)
Buy	BRL	97,436	10/2007	4,696	0	4,696
Sell		97,436	10/2007	0	(3,419)	(3,419)
Buy		7,308	11/2007	152	0	152
Buy		104,507	03/2008	3,474	0	3,474
Buy	CAD	21,847	11/2007	423	0	423
Sell		1,276	11/2007	0	(9)	(9)
Buy	CLP	479,200	03/2008	27	0	27
Buy	CNY	105,305	11/2007	90	0	90
Sell		105,305	11/2007	0	(77)	(77)
Buy		321,323	01/2008	41	(20)	21
Sell		321,323	01/2008	0	(363)	(363)
Buy		250,607	03/2008	62	(22)	40
Sell		250,607	03/2008	0	(236)	(236)
Buy		218,904	07/2008	384	0	384
Sell		218,904	07/2008	0	(226)	(226)
Buy	DKK	49,697	12/2007	402	0	402
Buy	EUR	697,812	10/2007	46,359	0	46,359
Sell		139	10/2007	0	(4)	(4)
Buy	GBP	78,635	11/2007	2,639	0	2,639
Sell		292	11/2007	0	(16)	(16)
Buy	INR	1,312	10/2007	1	0	1
Sell		1,312	10/2007	0	(1)	(1)
Buy		5,506	11/2007	4	0	4
Buy		622,790	05/2008	358	0	358
Buy	JPY	68,329,674	10/2007	30,376	0	30,376
Sell		186,809,334	10/2007	1,155	(3,589)	(2,434)
Buy	KRW	7,080,863	01/2008	23	(7)	16
Buy		15,096,558	05/2008	328	0	328
Buy	MXN	225,120	03/2008	395	(14)	381
Sell		153,483	03/2008	0	(133)	(133)
Buy	MYR	123,937	05/2008	580	(156)	424

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	NOK	75,102	12/2007	$753	$0	$753
Buy	NZD	38,636	10/2007	2,115	0	2,115
Sell		38,823	10/2007	0	(1,207)	(1,207)
Buy	PLN	390	07/2008	5	0	5
Buy	RUB	28,189	12/2007	27	0	27
Buy		1,195,204	01/2008	1,969	0	1,969
Sell		886,974	01/2008	0	(625)	(625)
Buy		332,538	07/2008	123	0	123
Buy	SEK	324,857	12/2007	1,845	0	1,845
Buy	SGD	482	10/2007	5	0	5
Buy		3,659	02/2008	30	0	30
Buy		219	05/2008	3	0	3
Buy	TWD	93,638	10/2007	21	0	21
Sell		93,638	10/2007	0	(40)	(40)
Buy		93,504	11/2007	44	0	44
Buy	ZAR	8,983	07/2008	52	0	52

				$100,091	$(12,293)	$87,798

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.349% due 05/29/2049	JPY	500,000	$4,420

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,783

Total Aruba (Cost $6,129)			6,203

AUSTRALIA 1.4%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	543

New South Wales Treasury Corp.
6.000% due 05/01/2012		2,700	2,319

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	25,995

Seven Media Group
7.835% due 02/07/2013		953	833
8.878% due 02/07/2013		6,857	5,993

Total Australia (Cost $34,696)			35,683

AUSTRIA 0.8%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	18,694

Total Austria (Cost $13,734)			18,694

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	15,375

Total Belgium (Cost $9,731)			15,375

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,470

Total Bermuda (Cost $1,483)			1,470

CANADA 2.7%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	49,992

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,604

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,936
5.750% due 12/01/2036		2,600	2,909

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,114

Total Canada (Cost $65,909)			67,555

CAYMAN ISLANDS 2.2%
Foundation Re II Ltd.
12.270% due 11/26/2010		$1,650	1,694

Longpoint Re Ltd.
10.944% due 05/08/2010		2,900	2,973

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,485
1.815% due 12/31/2049		300,000	2,649
8.375% due 01/29/2049		$4,300	4,480

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,188

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,168

Mystic Re Ltd.
11.841% due 12/05/2008		$750	761

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pylon Ltd.
8.624% due 12/18/2008	EUR	1,350	$1,955

Redwood Capital IX Ltd.
11.610% due 01/09/2008		$1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		6,300	6,476

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	8,466	74

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,578

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $55,300)			55,060

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	901	176

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,998	2,162
6.000% due 10/01/2029		1,532	301

Realkredit Danmark A/S
5.000% due 10/01/2038		98,312	17,755

Total Denmark (Cost $19,261)			20,394

FRANCE 13.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,651

Credit Agricole S.A.
5.505% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	6,026

France Government Bond
4.000% due 04/25/2009	EUR	8,050	11,463
4.000% due 10/25/2009		30,070	42,817
4.000% due 04/25/2014		39,675	55,678
4.000% due 10/25/2014		106,900	149,638
4.000% due 04/25/2055		600	757
4.750% due 04/25/2035		1,100	1,592
5.250% due 04/25/2008		26,800	38,447
5.750% due 10/25/2032		11,800	19,490
6.000% due 10/25/2025		3,400	5,663

Total France (Cost $295,796)			335,925

GERMANY 23.1%
Bundesobligation
4.000% due 04/13/2012	EUR	22,600	32,013

Deutsche Bank AG
6.000% due 09/01/2017		$5,700	5,784

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,041

Republic of Germany
4.000% due 07/04/2009		2,900	4,130
4.750% due 07/04/2034		4,300	6,268
5.000% due 07/04/2011		100	147
5.000% due 07/04/2012		167,000	246,590
5.375% due 01/04/2010		4,100	6,007
5.500% due 01/04/2031		22,150	35,475
5.625% due 01/04/2028		26,770	43,176
6.250% due 01/04/2024		7,600	12,927
6.250% due 01/04/2030		5,512	9,611
6.500% due 07/04/2027		95,560	169,485

Total Germany (Cost $552,106)			573,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	$3,603

Landsbanki Islands HF
6.205% due 08/25/2009		2,400	2,415

Total Iceland (Cost $6,124)			6,018

IRELAND 0.3%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Celtic Residential Irish Mortgage Securitisation
4.679% due 06/13/2035		1,440	2,043

Emerald Mortgages PLC
4.689% due 04/15/2028		1,269	1,810
4.689% due 02/15/2035		365	518

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,013

Total Ireland (Cost $6,880)			8,266

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,020
5.500% due 11/01/2010		1,700	2,513

Total Italy (Cost $7,367)			7,533

JAPAN 27.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	402

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,001

Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	112,314
1.500% due 03/20/2014		6,760,000	59,441
1.500% due 03/20/2015		5,200,000	45,503
1.600% due 06/20/2014		2,540,000	22,460
1.800% due 06/20/2017		10,700,000	94,277
2.300% due 06/20/2035		7,380,000	62,928
2.400% due 03/20/2034		2,470,000	21,575
2.500% due 09/20/2035		2,030,000	18,050
2.500% due 06/20/2036		4,490,000	39,796

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,081,080	9,137
1.000% due 06/10/2016		3,470,380	29,627
1.100% due 12/10/2016		6,055,680	52,157
1.200% due 03/10/2017		49,950	433
1.200% due 06/10/2017		10,150,440	87,719

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,370

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	600,000	5,275
1.856% due 09/29/2049		100,000	875
1.861% due 12/31/2049		400,000	3,495
5.625% due 07/29/2049		$1,300	1,212

Total Japan (Cost $677,808)			679,047

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.777% due 12/10/2037	EUR	2,596	3,702

Lloyds TSB Capital
7.375% due 12/29/2049		500	768

Total Jersey, Channel Islands (Cost $2,910)			4,470

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	$1,778

Total Liberia (Cost $1,778)			1,778

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	3,079

Total Mexico (Cost $3,200)			3,079

NETHERLANDS 0.9%
Delphinus BV
4.509% due 04/25/2093	EUR	1,500	2,136

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,333

Dutch Mortgage Portfolio Loans BV
4.824% due 11/20/2035	EUR	1,022	1,452

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079		2,724	3,878

Generali Finance BV
5.479% due 02/28/2049		2,300	3,183

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		681	971

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,455

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $20,295)			21,811

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,750

Total Netherlands Antilles (Cost $1,703)			1,750

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,021

Total New Zealand (Cost $1,232)			2,021

RUSSIA 0.0%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	975

Total Russia (Cost $879)			975

SPAIN 3.2%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	799	1,138

Spain Government Bond
4.200% due 07/30/2013		2,200	3,125
4.200% due 01/31/2037		2,300	3,016
5.150% due 07/30/2009		37,730	54,805
5.350% due 10/31/2011		11,100	16,488

Total Spain (Cost $54,993)			78,572

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	$5,947

Total Tunisia (Cost $5,563)			5,947

UNITED KINGDOM 7.9%
Barclays Bank PLC
7.434% due 09/29/2049		$3,300	3,513

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	1,874	2,669

HBOS PLC
5.920% due 09/29/2049		$14,000	12,686

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,569

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,863

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$6,500	6,499
7.092% due 10/29/2049 (a)	EUR	4,300	6,321

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,410

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	30,046
4.750% due 06/07/2010		27,900	56,769
5.000% due 03/07/2012		12,830	26,258
8.000% due 09/27/2013		14,100	33,179

Total United Kingdom (Cost $187,666)			196,782

UNITED STATES 74.2%

ASSET-BACKED SECURITIES 1.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		221	218

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		107	105
5.531% due 10/27/2032		179	178

Citicorp Residential Mortgage Securities, Inc.
5.221% due 03/25/2037		10,409	10,336

Countrywide Asset-Backed Certificates
5.231% due 09/25/2047		11,479	11,401

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		97	95

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		17	16

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035		122	121

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036		29	29

Mesa Trust Asset-Backed Certificates
5.531% due 12/25/2031		441	435

Quest Trust
5.691% due 06/25/2034		75	75

Residential Asset Securities Corp.
5.221% due 01/25/2036		41	41
5.631% due 07/25/2032		339	333

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,941
5.350% due 10/27/2014		6,221	6,223

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		5,169	5,107

			37,663

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		$17,200	$17,202

Ford Motor Co.
8.700% due 12/15/2013		2,184	2,123

Georgia-Pacific Corp.
6.948% due 12/20/2012		401	394
7.264% due 12/20/2012		476	467
7.474% due 12/20/2012		4,048	3,973

HCA, Inc.
7.448% due 11/16/2013		4,776	4,692

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			29,818

CORPORATE BONDS & NOTES 11.5%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,411

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,274

Amgen, Inc.
5.585% due 11/28/2008		$2,700	2,704

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,664

AT&T, Inc.
5.785% due 11/14/2008		500	501

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,037

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,471

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,600	12,107

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,924

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	3,945

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	410

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,467

CIT Group, Inc.
5.640% due 08/17/2009		7,800	7,453

Citigroup, Inc.
6.000% due 08/15/2017		7,000	7,176

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,643

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,480

CSX Corp.
6.750% due 03/15/2011		2,500	2,599

CVS Caremark Corp.
5.750% due 08/15/2011		900	913

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	989
5.750% due 09/08/2011		1,500	1,515
6.053% due 03/13/2009		6,600	6,559

East Lane Re Ltd.
12.356% due 05/06/2011		1,700	1,708

EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		700	705

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Exelon Corp.
6.750% due 05/01/2011		$900	$936

Ford Motor Credit Co.
5.625% due 10/01/2008		1,000	977
6.625% due 06/16/2008		2,300	2,283

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,145

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	929
5.744% due 12/12/2008		$4,800	4,792

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,125
7.000% due 02/01/2012		3,200	3,041
8.000% due 11/01/2031		2,800	2,754

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,516

GMAC LLC
6.000% due 12/15/2011		$4,300	3,972

Goldman Sachs Group, Inc.
5.660% due 03/22/2016		2,900	2,829
6.250% due 09/01/2017		22,900	23,444

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,012

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,609

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,873
5.400% due 02/15/2012		2,700	2,680

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		4,670	4,826

JPMorgan Chase & Co.
5.869% due 05/07/2010		8,900	8,887

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,900	1,922

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,773

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,498

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,153

Lennar Corp.
5.950% due 10/17/2011		900	824

Loews Corp.
5.250% due 03/15/2016		1,200	1,156

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,194

Masco Corp.
5.875% due 07/15/2012		1,000	997

May Department Stores Co.
4.800% due 07/15/2009		900	895

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009		3,800	3,776
6.050% due 08/15/2012		7,400	7,595

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,232

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,426

Morgan Stanley
5.410% due 05/07/2009		6,400	6,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.840% due 10/15/2015	$5,100	$4,944
6.250% due 08/28/2017	1,300	1,330

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,168

Qwest Communications International, Inc.
9.058% due 02/15/2009	400	406

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,595

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,182

Reynolds American, Inc.
6.394% due 06/15/2011	800	801
6.750% due 06/15/2017	700	719

Ryder System, Inc.
3.500% due 03/15/2009	900	883

SB Treasury Co. LLC
9.400% due 12/29/2049	6,600	6,753

Southwest Airlines Co.
6.500% due 03/01/2012	500	517

Sprint Capital Corp.
8.750% due 03/15/2032	800	920

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	3,400	3,362

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,656

Toyota Motor Credit Corp.
5.470% due 10/12/2007	11,800	11,800

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	502

U.S. Bancorp
5.159% due 04/28/2009	8,200	8,164

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,164

Xerox Corp.
9.750% due 01/15/2009	2,600	2,732

		284,605

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	767	769

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	4,907	4,821

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,822	16,554
4.444% due 05/25/2034	1,819	1,792
4.487% due 02/25/2034	202	199
4.550% due 08/25/2035	14,262	14,194
4.654% due 10/25/2033	1,029	1,011
4.673% due 05/25/2034	968	944

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,456	5,451
5.819% due 11/25/2036	7,465	7,468
5.954% due 02/25/2036	9,724	9,768

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,611	11,531

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,996	3,903
4.748% due 08/25/2035	4,930	4,882
4.900% due 10/25/2035	15,994	15,893
4.900% due 12/25/2035	830	827

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	$12,800	$12,558

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,013

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,544	1,526
5.451% due 03/25/2035	70	69
6.205% due 08/25/2034	498	501

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	972	967
4.096% due 07/25/2033	202	201
4.938% due 12/15/2040	512	511
5.640% due 05/25/2032	77	77

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,141	1,131
4.735% due 07/25/2033	264	262
5.371% due 08/25/2035	725	721

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	3,201	3,193

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	444	436

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,059

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
4.603% due 03/25/2033	1,205	1,183

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,917	1,919
5.150% due 07/19/2035	323	321

Impac CMB Trust
6.305% due 07/25/2033	186	185

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	429	427

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970
6.465% due 11/15/2035	10,100	10,586

JPMorgan Mortgage Trust
4.389% due 11/25/2033	1,016	1,000
5.023% due 02/25/2035	2,563	2,484

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	492	492

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,381

MASTR Asset Securitization Trust
5.500% due 11/25/2017	826	822

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,146

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,457	1,447

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,582
6.132% due 03/15/2025	575	552

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734
6.500% due 03/25/2032	329	330

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	745	736
4.590% due 04/25/2034	993	985

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.391% due 11/25/2045	1,207	1,189
5.441% due 01/25/2045	1,571	1,544

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.527% due 02/27/2034	$1,330	$1,323
5.671% due 12/25/2027	4,475	4,474
6.201% due 05/25/2041	30	30

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	16,128	15,858
4.950% due 03/25/2036	12,205	12,065

		213,922

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	830	847

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,193

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,470

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,279

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,643

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	206

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	546

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	600	602

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	309
5.500% due 06/01/2017	600	633

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,536

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	195

		18,704

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.448% due 12/31/2049	640	6,876

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,150	2,161

		9,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	$6,908

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
4.187% due 11/01/2034	9,951	9,991
4.924% due 12/01/2034	1,883	1,869
5.000% due 11/25/2032 - 09/01/2035	5,870	5,446
5.000% due 08/01/2035 - 03/01/2036 (g)	26,127	24,967
5.251% due 03/25/2034	286	285
5.500% due 11/01/2028 - 10/01/2037	605,648	593,319
5.500% due 06/01/2033 - 09/01/2037 (g)	159,103	156,016
5.627% due 04/01/2032	142	145
6.000% due 10/01/2034 - 07/25/2044	181,732	182,065
6.000% due 10/01/2035 - 12/01/2036 (g)	13,129	13,159
6.500% due 02/01/2026 - 09/01/2037	56,851	57,920
6.500% due 10/01/2036 - 07/01/2037 (g)	42,830	43,622
7.075% due 01/01/2023	61	62
7.180% due 08/01/2023	174	176
7.290% due 11/01/2022	18	18
7.630% due 12/01/2030	25	25

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,970

Freddie Mac
4.364% due 09/01/2035	825	819
5.000% due 03/15/2016 - 08/15/2035	10,309	9,565
5.982% due 02/15/2019	18,529	18,481
6.102% due 12/15/2030	1,050	1,051
6.205% due 10/25/2044	8,485	8,462
7.140% due 06/01/2022	295	299
9.050% due 06/15/2019	5	5

Ginnie Mae
5.750% due 07/20/2022 - 08/20/2027	698	704
6.000% due 08/20/2034	6,512	6,458
6.125% due 11/20/2021 - 11/20/2030	300	303
6.375% due 05/20/2022 - 05/20/2030	1,491	1,506

Small Business Administration
5.980% due 05/01/2022	5,270	5,409
6.344% due 08/01/2011	1,439	1,468
6.640% due 02/01/2011	630	647

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,844
5.980% due 04/01/2036	1,855	2,041

		1,165,117

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	19,288	19,529
2.625% due 07/15/2017	18,466	19,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Bonds
4.500% due 02/15/2036	$2,600	$2,466
4.750% due 08/15/2017	27,800	28,182
8.125% due 05/15/2021	2,601	3,447

U.S. Treasury Notes
4.625% due 02/29/2012	100	102

		72,766

Total United States (Cost $1,831,946)		1,838,540

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
5.281% due 03/17/2008	10,500	10,503

Dexia S.A.
5.079% due 09/29/2008	15,300	15,305

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,507

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	6,800	6,793

Societe Generale NY
5.270% due 03/26/2008	8,500	8,501

		61,609

COMMERCIAL PAPER 3.8%
Freddie Mac
4.000% due 10/01/2007	93,500	93,500

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,711	6,711

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $6,848. Repurchase proceeds are $6,713.)

U.S. TREASURY BILLS 1.5%
3.788% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	37,100	36,733

Total Short-Term Instruments (Cost $198,615)		198,553

PURCHASED OPTIONS (j) 1.8%
(Cost $35,564)		44,673

Total Investments (f) 170.7% (Cost $4,099,568)		$4,230,729

Written Options (k) (1.1%) (Premiums $21,914)		(26,431)

Other Assets and Liabilities (Net) (69.6%)		(1,725,199)

Net Assets 100.0%		$2,479,099

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,467 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $43,266 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $228,063 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $235,800 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,962 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	1,504	$1,314
90-Day Eurodollar March Futures	Long	03/2008	1,960	3,497
90-Day Eurodollar September Futures	Long	09/2008	1,317	3,424
90-Day Euroyen December Futures	Long	12/2007	2,527	194
90-Day Euroyen March Futures	Long	03/2008	1,228	395
Canada Government 10-Year Bond December Futures	Short	12/2007	68	(32)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	1,746	166
Euro-Bobl December Futures Put Options Strike @ EUR 102.750	Long	12/2007	1,500	(10)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	2,213	(591)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,029	0
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,888	0
Euro-Schatz December Futures Put Options Strike @ EUR 102.100	Long	12/2007	620	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	2,607	61
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,987	(326)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2,413	(984)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	147	104
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	187	142
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42	35
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	397	37

				$7,527

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$17
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		5,200	10
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,900	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,600	(4)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,900	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,600	(6)
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		900	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,900	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,900	10
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,600	6
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,800	3
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		6,300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,800	(12)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,700	(26)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		6,500	(13)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		900	2
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010		1,700	13
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011		900	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012		1,500	9
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012		1,900	(23)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012		800	(5)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017		2,000	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		1,500	(4)

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	$38,400	$479
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017	1,200	134
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	2,100	(2)
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017	1,300	150
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	4,000	3,137
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	4,300	8
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	2,600	9
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,700	14
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,400	22
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	600	(3)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	1,900	(75)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,900	14
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,400	48
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	1,100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	14,500	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	1,000	(6)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	500	0
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	2,700	12
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	2,400	(13)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	3,800	8
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	3
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	1,150	(2)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	2,500	44
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	2,900	30
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	1,150	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	3,000	196
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,200	(9)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	2,100	(34)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	6,500	(33)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	8,200	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	10,400	(34)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	10,600	(14)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	900	78
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	500	8
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	500	(2)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,200	753
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	1,600	(8)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	700	(5)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,400	(4)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,400	28
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	2,600	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	2,500	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	384,700	(1,686)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,500	25
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	2,200	(25)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	4,300	(24)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,600	(101)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	57,000	1,136
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	76,600	(177)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,200	137
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	7,500	(5)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	700	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	19,900	505
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	1,000	5
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,100	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	68,900	548
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	681
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	213

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	$22,900	$340
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	7
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	4,800	271
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	177
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	1,100	5
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	7
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	377
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	498
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	19
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,200	(16)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	600	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	2,400	217
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,200	(1)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(8)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	36
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	400	(18)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(11)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	578
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	(4)
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,500	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	2,100	20
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	8
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	296
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	13,300	43
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,200	(4)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	10
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	60
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	9
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	1,600	94
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	44
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	11,700	(7)
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	237
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.300%	)	06/20/2017	6,400	562
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	800	(12)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,500	(22)

							$10,084

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	3,500	$(2)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		109,100	(365)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,117)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	2,105
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(317)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	86
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(254)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	237
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(237)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	223
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		3,500	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		91,800	10
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,196)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	1,507
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	16,300	(131)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		27,200	(331)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		160,500	(1,662)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		41,900	(492)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	208
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		3,300	(100)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	4
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	126
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,700	(47)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(155)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	390
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(120)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(11)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		124,400	1,324
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	1,430
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		20,600	241
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		8,400	56
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	319
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(11)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	3,793
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	2,756
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		139,200	284
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		20,100	195
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	2,645
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	771
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		6,600	(138)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(725)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		70,000	(274)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	91
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(42)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	3,925
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(91)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(1,113)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	379
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(285)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(56)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,428
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		16,700	153
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(15)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		87,300	740
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	428
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(48)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(187)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	4,711
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,575)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(2,667)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	441
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	40,450	(2,102)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	329
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	1,331
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,800	(21)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(246)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		9,500	(47)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(447)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(291)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,800	272

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036	GBP	4,300	$851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	2,483
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		41,800	(47)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		69,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,912)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,200	(29)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	2,665
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(271)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(412)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(707)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(597)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		6,600	(110)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(196)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		49,900	1,552
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,400	0
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		27,800	(664)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	1,568
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(1,177)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	(349)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	11,610,000	7
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		2,935,000	(18)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		9,410,000	260
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,830,000	(74)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		49,660,000	38
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		14,000,000	(215)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,150,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		3,490,000	(973)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(126)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	(28)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	48
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	58
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		20,260,000	(5,440)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,480,000	(922)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(202)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,700,000	(6)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(720)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		88,480,000	(644)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	31
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		5,580,000	81
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		15,170,000	(145)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	202
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	64
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(291)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	114
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		72,000	1,041
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		93,800	128
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	8
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		6,800	152
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	322
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	291
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		28,800	616
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		195,800	178
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	200
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(68)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	597
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	221
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		247,200	1,970
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		72,100	242
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		260,400	(7,838)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	(92)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	540
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,300	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	564

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037	$27,300	$77
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	9,900	(31)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	17,600	355
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	21,700	290
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	248,100	749
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	104,800	310
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	36,500	(1,269)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	149,300	358
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	138,400	4,738
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	15,500	108
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	18,000	(729)

						$13,670

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$285	12/07/2007	$22,800	$626
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	254	12/07/2007	21,900	620

								$1,246

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.250	11/20/2007	400	$8	$6
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.500	11/20/2007	807	15	13
Call - CBOT U.S. Treasury 2-Year Note December Futures	114.000	11/20/2007	1,155	22	18
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	245	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	1,254	24	20
Call - CBOT U.S. Treasury 5-Year Note December Futures	120.000	11/20/2007	3,324	63	52
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	6,162	116	96
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	4,250	80	66
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	821	15	13
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	1,350	25	21

				$375	$311

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008	GBP	20,000	$77	$138
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	522
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	1,085
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	715
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,977
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	261
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	1,436
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	225
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,910	8,021
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	5,332
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		813,800	7,223	11,143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	367

								$20,205	$31,265

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$370
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,200	459	1,222
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,800	595	163
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	910
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	113
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	485
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	161
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	372
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	141
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$28,000	282	185
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	581
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	1,061
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	59
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	603
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	1,735
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	367
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	1,789
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	233
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	2,418
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	53
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	40

						$14,462	$13,061

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$263,000	$31	$9
Call - OTC Fannie Mae 5.000% due 12/01/2037	103.875	12/05/2007	27,000	3	2
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	68,000	353	6
Put - OTC Fannie Mae 5.000% due 11/01/2037	101.188	11/06/2007	40,000	5	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	130,000	15	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	200,000	24	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	20,000	2	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	45,000	5	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	301,000	35	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	265,000	31	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	72,000	8	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	66.000	11/14/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	80.000	11/14/2007	25,000	6	0

				$522	$36

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	476	$161	$179

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,400	$26	$19
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	412
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	1,280
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	762
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	624
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,525
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	163	189
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	1,214
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	5,600
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		354,000	7,053	10,016
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	322

								$20,165	$25,766

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	31,700	$285	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$36,300	364	214
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		40,500	458	205
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	21
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	21
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	16

						$1,200	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$68,000	$388	$9

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,384	$4,863	0.20%

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$330,100	$318,190	$314,884
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,068	16,180
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,974	25,013
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,504	7,443
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,859	4,984
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,767	14,024
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,903	25,313
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,803	25,910
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,265	15,409
U.S. Treasury Notes	4.625%	11/15/2016	119,800	122,669	122,686
U.S. Treasury Notes	4.625%	02/15/2017	84,000	83,618	85,100
U.S. Treasury Notes	4.875%	08/15/2016	292,200	300,898	301,758
U.S. Treasury Notes	5.125%	05/15/2016	103,490	108,220	110,113

				$1,066,737	$1,068,817

(2) Market value includes $9,087 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	68,305	10/2007	$1,610	$0	$1,610
Sell		78,528	10/2007	0	(3,767)	(3,767)
Buy	BRL	98,414	10/2007	4,846	0	4,846
Sell		98,414	10/2007	0	(3,441)	(3,441)
Buy		6,723	11/2007	140	0	140
Buy		104,236	03/2008	3,448	0	3,448
Sell	CAD	26,668	11/2007	0	(376)	(376)
Buy	CLP	499,300	03/2008	29	0	29
Buy	CNY	97,896	11/2007	66	0	66
Sell		97,896	11/2007	0	(80)	(80)
Buy		421,015	01/2008	65	(25)	40
Sell		421,015	01/2008	0	(477)	(477)
Buy		249,474	03/2008	62	(22)	40
Sell		249,474	03/2008	0	(235)	(235)
Buy		205,361	07/2008	331	0	331
Sell		205,361	07/2008	0	(212)	(212)
Buy	DKK	12,396	12/2007	93	0	93
Sell		128,740	12/2007	0	(1,041)	(1,041)

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	107,764	10/2007	$6,494	$0	$6,494
Sell		418,174	10/2007	0	(27,679)	(27,679)
Buy	GBP	5,829	11/2007	219	0	219
Sell		74,553	11/2007	0	(2,569)	(2,569)
Sell	HKD	993	11/2007	0	0	0
Buy	INR	21,887	11/2007	14	0	14
Buy		622,291	05/2008	357	0	357
Sell	JPY	84,754,419	10/2007	37	(28,504)	(28,467)
Buy	KRW	1,969,163	01/2008	22	0	22
Buy		20,424,871	05/2008	390	0	390
Buy		636,791	08/2008	11	0	11
Buy	MXN	264,175	03/2008	385	(25)	360
Sell		185,886	03/2008	0	(164)	(164)
Buy	MYR	142,475	05/2008	169	(722)	(553)
Buy	NOK	92,238	12/2007	1,008	0	1,008
Buy	NZD	56,634	10/2007	3,069	0	3,069
Sell		59,009	10/2007	0	(1,366)	(1,366)
Buy	PLN	484	07/2008	7	0	7
Buy	RUB	16,234	11/2007	40	0	40
Buy		328,115	12/2007	309	0	309
Buy		1,239,651	01/2008	2,061	0	2,061
Sell		955,963	01/2008	0	(670)	(670)
Buy		15,372	07/2008	6	0	6
Buy	SEK	39,575	12/2007	310	0	310
Sell	SGD	756	10/2007	0	(10)	(10)
Buy		9,360	02/2008	76	0	76
Buy	TWD	166,452	10/2007	38	0	38
Sell		166,452	10/2007	0	(71)	(71)
Buy		166,214	11/2007	79	0	79

				$25,791	$(71,456)	$(45,665)

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$877

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	892

Total Aruba (Cost $1,748)			1,769

AUSTRALIA 1.7%
Queensland Treasury Corp.
6.000% due 06/14/2011	AUD	15,000	12,998

Seven Media Group
7.835% due 02/07/2013		381	333
8.878% due 02/07/2013		2,743	2,397

Total Australia (Cost $15,367)			15,728

AUSTRIA 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	4,288
5.500% due 01/15/2010		600	881

Total Austria (Cost $3,459)			5,169

BERMUDA 0.4%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (i)		$3,800	3,799

Total Bermuda (Cost $3,762)			3,799

CANADA 3.5%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	19,000	19,228

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,105

Honda Canada Finance, Inc.
5.034% due 03/26/2012		12,000	12,105

Province of Ontario Canada
6.200% due 06/02/2031		200	236

Province of Quebec Canada
5.750% due 12/01/2036		900	1,007

Total Canada (Cost $31,323)			33,681

CAYMAN ISLANDS 2.1%
Foundation Re II Ltd.
12.270% due 11/26/2010		$500	513

Longpoint Re Ltd.
10.944% due 05/08/2010		700	718

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	871
1.815% due 12/31/2049		300,000	2,649
8.375% due 01/29/2049		$1,500	1,563

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,761

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,389

Mystic Re Ltd.
11.841% due 12/05/2008		$250	254
14.541% due 12/05/2008		350	357

Pylon Ltd.
8.624% due 12/18/2008	EUR	1,500	2,172

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		$400	393

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		700	720

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	11,473	$101

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,952

STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	866

Vita Capital III Ltd.
6.460% due 01/01/2011		$2,300	2,290

Total Cayman Islands (Cost $19,611)			19,569

DENMARK 0.7%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	116	22

Nykredit Realkredit A/S
5.000% due 10/01/2038		10,999	1,982
6.000% due 10/01/2029		806	158

Realkredit Danmark A/S
5.000% due 10/01/2038		25,666	4,633

Total Denmark (Cost $6,432)			6,795

FRANCE 4.1%
Axa S.A.
3.750% due 01/01/2017	EUR	397	793

Credit Agricole S.A.
5.555% due 05/28/2010		$4,300	4,306

France Government Bond
4.000% due 04/25/2009	EUR	560	797
4.000% due 10/25/2009		80	114
4.000% due 04/25/2014		600	842
4.000% due 10/25/2014		3,100	4,339
4.000% due 04/25/2055		400	505
4.750% due 04/25/2035		700	1,013
5.750% due 10/25/2032		4,100	6,772

French Treasury Notes
3.500% due 01/12/2009		13,800	19,532

Total France (Cost $38,049)			39,013

GERMANY 25.7%
Deutsche Bank AG
6.000% due 09/01/2017		$1,900	1,928

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	530	756

Republic of Germany
4.000% due 07/04/2009		2,200	3,133
4.250% due 01/04/2014		26,500	37,815
4.250% due 07/04/2014		40,200	57,324
4.500% due 01/04/2013		3,040	4,398
4.750% due 07/04/2028		1,300	1,888
4.750% due 07/04/2034		4,100	5,976
5.000% due 01/04/2012		3,200	4,708
5.000% due 07/04/2012		5,900	8,712
5.250% due 01/04/2011		15,200	22,397
5.375% due 01/04/2010		1,900	2,784
5.500% due 01/04/2031		6,200	9,930
5.625% due 01/04/2028		35,800	57,740
6.250% due 01/04/2024		5,200	8,845
6.250% due 01/04/2030		3,100	5,405
6.500% due 07/04/2027		5,980	10,606

Total Germany (Cost $235,172)			244,345

ICELAND 0.3%
Glitnir Banki HF
5.830% due 01/18/2012		$1,900	1,850

Kaupthing Bank HF
5.750% due 10/04/2011		900	889

Total Iceland (Cost $2,803)			2,739

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.9%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	$2,882

Bank of Ireland
5.608% due 12/19/2008		$2,400	2,399

Celtic Residential Irish Mortgage Securitisation
4.679% due 06/13/2035	EUR	2,205	3,127

Osiris Capital PLC
10.360% due 01/15/2010		$500	507

Total Ireland (Cost $8,166)			8,915

ITALY 2.7%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	3,533
4.250% due 08/01/2014		6,900	9,794
4.500% due 05/01/2009		4,150	5,948
5.500% due 11/01/2010		1,400	2,069

Siena Mortgages SpA
4.960% due 12/16/2038		3,296	4,660

Total Italy (Cost $25,003)			26,004

JAPAN 24.4%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,206

Japan Government Bond
1.500% due 03/20/2011	JPY	6,530,000	57,703
1.600% due 09/20/2013		1,030,000	9,129
1.800% due 06/20/2017		4,000,000	35,244
2.300% due 06/20/2035		2,440,000	20,805
2.400% due 03/20/2034		590,000	5,153
2.500% due 09/20/2035		1,030,000	9,159
2.500% due 06/20/2036		1,770,000	15,688

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		440,440	3,722
1.000% due 06/10/2016		1,514,530	12,930
1.100% due 12/10/2016		1,782,840	15,356
1.200% due 03/10/2017		169,830	1,473
1.200% due 06/10/2017		4,116,400	35,573

JLOC Ltd.
0.991% due 01/15/2015		$110,000	893

Resona Bank Ltd.
5.850% due 09/29/2049		3,800	3,580

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	200,000	1,758
1.861% due 12/31/2049		100,000	874
5.625% due 07/29/2049		$900	839

Total Japan (Cost $230,635)			232,085

JERSEY, CHANNEL ISLANDS 0.8%
Haus Ltd.
4.777% due 12/10/2037	EUR	1,160	1,654

HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	5,925

Total Jersey, Channel Islands (Cost $7,104)			7,579

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,155

Total Mexico (Cost $1,200)			1,155

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	875

Total Netherlands Antilles (Cost $851)			875

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS 2.4%
Delphinus BV
4.509% due 04/25/2093	EUR	2,000	$2,848
5.001% due 11/28/2031		3,545	5,052

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$600	737

Dutch Mortgage Portfolio Loans BV
4.824% due 11/20/2035	EUR	2,043	2,903

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079		908	1,293
4.500% due 11/02/2035		200	285
4.684% due 07/02/2077		438	625

Generali Finance BV
5.479% due 02/28/2049		900	1,245

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		390	555

Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,732
5.000% due 07/15/2011		2,100	3,079

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$800	801

Total Netherlands (Cost $19,875)			23,155

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	914

Total New Zealand (Cost $420)			914

SPAIN 1.7%
Spain Government Bond
4.000% due 01/31/2010	EUR	980	1,395
4.200% due 07/30/2013		2,900	4,120
4.200% due 01/31/2037		1,300	1,705
5.150% due 07/30/2009		6,140	8,919
5.750% due 07/30/2032		30	49

Total Spain (Cost $12,317)			16,188

TUNISIA 0.4%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,362

Total Tunisia (Cost $3,145)			3,362

UNITED KINGDOM 2.1%
Barclays Bank PLC
7.434% due 09/29/2049		$2,500	2,661

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	4,841	6,896

HBOS PLC
5.920% due 09/29/2049		$3,900	3,534

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,468

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$2,600	2,600

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	376

XL Capital Europe PLC
6.500% due 01/15/2012		300	311

Total United Kingdom (Cost $17,901)			19,846

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 70.9%

ASSET-BACKED SECURITIES 1.5%
AFC Home Equity Loan Trust
5.841% due 12/22/2027		$34	$34

Amortizing Residential Collateral Trust
5.481% due 10/25/2031		37	37

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		54	53

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		49	48
5.531% due 10/27/2032		90	89
5.581% due 03/25/2043		71	71

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,300	2,269

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		32	31

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035		45	45

HSI Asset Securitization Corp. Trust
5.191% due 05/25/2037		1,251	1,237

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036		13	13

Quest Trust
5.691% due 06/25/2034		44	44

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036		106	106
5.691% due 06/25/2032		32	32

Residential Asset Securities Corp.
5.631% due 07/25/2032		143	140

Saxon Asset Securities Trust
5.401% due 01/25/2032		65	65

SLC Student Loan Trust
5.538% due 02/15/2015		4,630	4,621

SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,176

Soundview Home Equity Loan Trust
5.161% due 07/25/2036		72	72

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		281	280
5.361% due 10/25/2035		2,937	2,901
5.371% due 11/25/2035		873	858

			14,222

BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		6,400	6,401

Ford Motor Co.
8.700% due 12/15/2013		995	967

Georgia-Pacific Corp.
6.948% due 12/20/2012		160	158
7.264% due 12/20/2012		190	187
7.474% due 12/20/2012		1,619	1,589

HCA, Inc.
7.448% due 11/16/2013		1,891	1,857

			11,159

CORPORATE BONDS & NOTES 11.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	504

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,852

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amgen, Inc.
5.585% due 11/28/2008		$2,400	$2,403

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,025

AutoZone, Inc.
5.875% due 10/15/2012		800	815

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		3,600	3,757

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	965
6.400% due 06/15/2016		1,700	1,560

Charter One Bank N.A.
5.410% due 04/24/2009		4,500	4,472

Citigroup, Inc.
6.000% due 08/15/2017		2,300	2,358

CMS Energy Corp.
9.875% due 10/15/2007		300	301

CNA Financial Corp.
6.000% due 08/15/2011		800	809

Cox Communications, Inc.
6.750% due 03/15/2011		700	731

CVS Caremark Corp.
5.750% due 08/15/2011		300	304

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		300	297
5.750% due 09/08/2011		400	404
6.053% due 03/13/2009		3,300	3,279

East Lane Re Ltd.
12.356% due 05/06/2011		600	603

Ford Motor Credit Co.
5.625% due 10/01/2008		2,000	1,955
7.250% due 10/25/2011		1,000	938

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,327
5.744% due 12/12/2008		$1,700	1,697

General Motors Acceptance Corp.
6.000% due 04/01/2011		2,600	2,377
7.000% due 02/01/2012		1,200	1,140
7.430% due 12/01/2021		55	55
8.000% due 11/01/2031		1,000	984

GMAC LLC
6.808% due 05/15/2009		1,600	1,542

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	2,200	2,157
6.250% due 09/01/2017		$8,300	8,497

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		2,000	2,003

Health Care Property Investors, Inc.
5.950% due 09/15/2011		300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	918

International Lease Finance Corp.
5.350% due 03/01/2012		1,000	991

Johnson Controls, Inc.
5.250% due 01/15/2011		900	901

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		760	785

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,741

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$5,500	5,564

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	1,109

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	$1,300	$1,218

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	3,300	3,356

Kraft Foods, Inc.
6.250% due 06/01/2012	900	931

Lennar Corp.
5.950% due 10/17/2011	900	824

Loews Corp.
5.250% due 03/15/2016	300	289

Masco Corp.
5.875% due 07/15/2012	300	299

May Department Stores Co.
4.800% due 07/15/2009	300	298

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	400	397
6.050% due 08/15/2012	2,600	2,669

Mizuho JGB Investment LLC
9.870% due 12/29/2049	400	411

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	500	509

Morgan Stanley
5.485% due 01/18/2008	2,100	2,098
6.250% due 08/28/2017	400	409

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	900	938

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	1,000	985

NiSource Finance Corp.
5.400% due 07/15/2014	300	292

Reynolds American, Inc.
6.394% due 06/15/2011	400	400

Ryder System, Inc.
3.500% due 03/15/2009	1,000	982

Sara Lee Corp.
6.250% due 09/15/2011	900	930

SB Treasury Co. LLC
9.400% due 12/29/2049	2,900	2,982

Sealed Air Corp.
6.950% due 05/15/2009	800	827

Sprint Capital Corp.
8.750% due 03/15/2032	200	230

Sprint Nextel Corp.
6.000% due 12/01/2016	700	674

State Street Capital Trust IV
6.694% due 06/15/2037	2,400	2,181

SUPERVALU, Inc.
7.500% due 11/15/2014	200	204

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	2,800	2,898

Toyota Motor Credit Corp.
5.470% due 10/12/2007	7,300	7,300

Viacom, Inc.
5.750% due 04/30/2011	2,000	2,021

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	2,400	2,401

World Savings Bank FSB
5.396% due 05/08/2009	4,700	4,705

		108,081

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	$256	$257

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,361	1,328

Banc of America Funding Corp.
6.144% due 01/20/2047	359	360

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	3,290	3,233

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,281	7,174
4.444% due 05/25/2034	775	763
4.487% due 02/25/2034	58	57
4.550% due 08/25/2035	7,802	7,775
4.654% due 10/25/2033	370	364
4.673% due 05/25/2034	285	278
4.771% due 11/25/2034	569	563

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	1,819	1,817
5.819% due 11/25/2036	5,539	5,541
5.954% due 02/25/2036	3,309	3,324

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	2,669	2,659

Citicorp Real Estate, Inc.
7.430% due 01/01/2024	23	23

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	1,359	1,327
4.748% due 08/25/2035	1,582	1,567
4.900% due 10/25/2035	7,517	7,470

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	501	495
4.853% due 04/20/2035	271	268
5.451% due 03/25/2035	3,469	3,400
5.461% due 02/25/2035	693	688
6.205% due 08/25/2034	171	172

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	782	777
4.096% due 07/25/2033	62	62
5.640% due 05/25/2032	30	30
6.500% due 04/25/2033	119	120

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	437	432
4.735% due 07/25/2033	211	210
5.371% due 08/25/2035	264	262

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	79	78
5.500% due 09/25/2034	2,134	2,129

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	544	532

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	80	80

GSR Mortgage Loan Trust
4.603% due 03/25/2033	344	338

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	676	676
5.150% due 07/19/2035	129	128

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	156	155

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	1,300	1,290
6.465% due 11/15/2035	2,300	2,411

JPMorgan Mortgage Trust
4.389% due 11/25/2033	381	375
5.023% due 02/25/2035	767	744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$211	$211

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	500	493

Mellon Residential Funding Corp.
5.787% due 12/15/2030	969	960

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	698	693
5.341% due 02/25/2036	4,832	4,793

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,942	1,896

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	435	421

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	221	220
6.500% due 03/25/2032	102	103

Sequoia Mortgage Trust
5.846% due 07/20/2033	1,137	1,126
5.852% due 10/19/2026	529	524

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	264	261
4.590% due 04/25/2034	602	597
5.210% due 09/25/2034	1,198	1,189

Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035	2,071	2,012
5.792% due 07/19/2034	299	298

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	4,300	4,313
5.832% due 06/15/2020	9,274	9,267

Washington Mutual, Inc.
4.208% due 06/25/2033	297	294
5.361% due 04/25/2045	1,662	1,630
5.391% due 11/25/2045	704	693
5.441% due 01/25/2045	800	786
5.671% due 12/25/2027	2,522	2,521

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	7,160	7,040

		104,073

MUNICIPAL BONDS & NOTES 0.6%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	270	275

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	1,100	1,131

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	400	405

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	292

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	765	729

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	929

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	103

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	370	372

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	$200	$211

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	1,400	1,414

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	59

		5,920

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
7.448% due 12/31/2049	130	1,397

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	900	904

		2,301

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$3,000	2,961

U.S. GOVERNMENT AGENCIES 41.4%
Fannie Mae
0.000% due 06/01/2017	30,300	18,692
4.187% due 11/01/2034	6,936	6,963
4.924% due 12/01/2034	1,076	1,068
5.000% due 07/01/2018 - 03/01/2036	16,704	15,858
5.500% due 10/01/2017 - 10/01/2037	210,256	206,234
6.000% due 02/01/2036 - 10/01/2037	80,974	81,093
6.470% due 09/25/2012	1,000	1,080
6.500% due 06/01/2034 - 11/01/2036	20,772	21,157
7.181% due 03/01/2024	23	24
7.416% due 11/01/2023	13	13
9.000% due 04/01/2016	10	10
15.750% due 12/01/2011	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Farm Credit Bank
7.530% due 04/15/2009	$475	$497

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,970
5.750% due 08/15/2011	500	521

Federal Housing Administration
7.400% due 02/01/2021	225	227

Freddie Mac
4.500% due 02/15/2020	9,815	9,601
5.000% due 12/15/2031	3,600	3,452
6.102% due 12/15/2030	639	640
6.205% due 10/25/2044	5,324	5,310
7.204% due 02/01/2029	391	395
7.260% due 05/01/2023	78	79

Ginnie Mae
5.750% due 07/20/2022 - 09/20/2026	186	188
6.000% due 08/20/2034	4,188	4,154
6.125% due 12/20/2023 - 12/20/2026	86	87
6.250% due 01/20/2030	100	101
6.352% due 02/16/2030	279	281
6.375% due 05/20/2022 - 05/20/2030	435	439
8.500% due 12/15/2029 - 02/15/2031	270	292

Small Business Administration
6.640% due 02/01/2011	329	338
7.640% due 03/10/2010	36	37

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,235
7.140% due 05/23/2012	1,000	1,101

		394,138

U.S. TREASURY OBLIGATIONS 3.4%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027	7,122	7,211
2.625% due 07/15/2017	5,219	5,381

U.S. Treasury Bonds
4.500% due 02/15/2036	1,500	1,422
8.125% due 05/15/2021	1,690	2,240
8.875% due 02/15/2019	6,000	8,166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Strips
0.000% due 02/15/2019	$11,200	$6,466
0.000% due 08/15/2024	3,500	1,509

		32,395

Total United States (Cost $674,370)		675,250

SHORT-TERM INSTRUMENTS 3.2%

CERTIFICATES OF DEPOSIT 1.1%
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	$10,200	10,190

COMMERCIAL PAPER 0.5%
Freddie Mac
4.000% due 10/01/2007	5,000	5,000

REPURCHASE AGREEMENTS 0.6%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	5,719	5,719

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $5,838. Repurchase proceeds are $5,721.)

U.S. TREASURY BILLS 1.0%
3.902% due 11/29/2007 - 12/13/2007 (a)(c)(e)	9,770	9,666

Total Short-Term Instruments (Cost $30,612)		30,575

PURCHASED OPTIONS (g) 1.8%
(Cost $13,935)		16,767

Total Investments (d) 150.8% (Cost $1,403,260)		$1,435,277

Written Options (h) (1.0%) (Premiums $8,319)		(9,664)

Other Assets and Liabilities (Net) (49.8%)		(473,529)

Net Assets 100.0%		$952,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $29,436 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $6,452 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	39	$24
90-Day Eurodollar March Futures	Long	03/2008	717	1,263
90-Day Eurodollar September Futures	Long	09/2008	499	1,297
90-Day Euroyen December Futures	Long	12/2007	687	88
90-Day Euroyen March Futures	Long	03/2008	454	146
Euro-Bobl 5-Year Note December Futures	Short	12/2007	476	67
Euro-Bobl December Futures Call Options Strike @ EUR 115.000	Long	12/2007	317	0
Euro-Bobl December Futures Put Options Strike @ EUR 102.250	Long	12/2007	300	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	534	(463)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	791	0
Euro-Schatz December Futures	Short	12/2007	396	(12)

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	409	$0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	400	(3)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	250	(121)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	3,007	(1,642)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,008	(154)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	435	17
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	175	33
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	75	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	38	27
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	47	36
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	9
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	122	11

				$615

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	5,300	$6
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		2,300	4
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		600	(2)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		600	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		600	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		600	(5)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		900	(7)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,000	5
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		700	1
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,900	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		800	(5)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$3,000	(10)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		2,900	(6)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		300	1
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012		300	(4)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		400	2
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%	)	06/20/2012		500	(4)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012		300	(2)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		30,400	605
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017		800	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		1,400	(3)
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		400	45
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017		300	35
Barclays Bank PLC	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%	)	03/20/2009		1,000	1
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009		900	1
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		1,000	3
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		400	1
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012		600	5
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012		300	(2)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012		1,100	5
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,000	40
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017		400	(1)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017		600	7
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		300	(2)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		800	(4)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		800	2
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		1,000	(6)
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012		700	(1)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%	)	06/20/2012		2,000	(6)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012		1,000	4
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		300	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		300	1
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016		700	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012		9,300	166
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012		1,100	72
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		800	(13)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017		700	4
Credit Suisse First Boston	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011		900	(3)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012		300	(2)
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		13,700	113

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	$1,400	$(7)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	3,000	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	3,700	(12)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	4,800	(10)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	2,400	(3)
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	1,100	0
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	600	8
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	200	(2)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	500	(1)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	400	8
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	400	1
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	900	5
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	900	9
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	1,800	(9)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	600	(38)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,000	172
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	400	44
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	91,600	(626)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	400	46
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	1,800	18
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	2,700	(2)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	300	2
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%	)	12/20/2011	900	83
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,100	41
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	400	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	1,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	1,000	32
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	1,000	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	8,100	186
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	6,600	169
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	3,100	81
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	900	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	1,200	110
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	2,300	130
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	8,900	166
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	1,900	9
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	4
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	1,000	47
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	2,600	146
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	9,000	227
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	1,000	7
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,200	(16)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	1,200	108
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	1,400	1
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	200	0
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	10,912	24
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	200	(9)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	700	2
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	300	(3)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	6,500	173
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	900	3
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	800	8
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	300	2
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,400	186
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	1,000	(2)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	1,600	20
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	300	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	400	(4)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	900	25
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	1,900	36

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	$600	$35
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	1,100	(1)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	1,900	23
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,700	93
UBS Warburg LLC	Centex Corp. 5.250% due 06/15/2015	Buy	(1.290%	)	06/20/2017	600	67
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%	)	06/20/2017	1,700	196
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	1,000	0
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	300	(4)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	600	(9)

							$3,033

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps
Counterparty	Receive	Pay (2)	Expiration Date	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/10/2009	JPY 39,176,000	$332,000	$9,788

(2) At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	16,800	$(10)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		23,700	(80)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		38,900	(1,167)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	1,178
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		52,430	(163)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		83,500	(22)
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		16,800	(2)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		23,700	3
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		30,000	(855)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		20,000	1,081
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	13,200	(106)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		47,900	(475)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	2,300	46
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	1,400	(95)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	350
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		2,300	(39)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		5,400	57
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,600	24
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	181
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		27,100	2,230
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		46,100	479
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		27,700	2,061
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		15,500	(21)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		39,200	1,386
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,300	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		28,800	(113)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(12)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		14,200	19
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(13)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		10,800	(18)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,500	900
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034		500	(12)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		6,700	(321)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		18,700	(96)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		20	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		600	(5)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		29,600	(91)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		1,400	(6)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(27)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		6,300	(16)

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	$103
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		7,100	327
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(4)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,400	(219)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	311
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(185)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,500	(98)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		41,600	491
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,900	936
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	4.250%	06/12/2036		1,000	(155)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		2,200	(154)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,100	(234)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		6,100	(30)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(116)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		27,400	(493)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		12,300	(327)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,300	367
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		10,800	(2)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		14,400	(14)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,400	(348)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		8,000	(238)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(51)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,600	182
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,900	(262)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		3,300	(55)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		18,700	584
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		9,700	(232)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	158
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,200	(156)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013	JPY	4,405,000	(27)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		6,090,000	(378)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,990,000	(23)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		9,700,000	6
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		4,900,000	(75)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,650,000	14
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		250,000	(4)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		7,700,000	(50)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.035%	05/18/2010		360,000	(83)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		2,000,000	(161)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		3,900,000	(11)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,030,000	23
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		8,310,000	(2,231)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		1,120,000	(416)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,200,000	2
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,640,000	(78)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		4,540,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,310,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		1,900,000	(409)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		630,000	(167)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		860,000	(12)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		31,570,000	(228)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		6,500,000	12
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		770,000	(59)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,360,000	34
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		7,590,000	(72)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		840,000	(224)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	7,500	1
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	75
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		11,000	34
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		46,600	(124)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	9
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		16,000	1
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$17,200	53
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		31,900	35
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,100	4
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		19,800	382
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		2,600	58
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	625
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		2,200	47
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		13,900	51
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,000	529

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$5,800	$117
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	345,100	938
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	173,200	1,380
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	75,400	253
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	141,400	(4,256)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	6.000%	12/17/2031	13,400	(1,299)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	1,500	(22)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	7,800	(26)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	41,700	180
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	6,100	(19)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	2,400	48
Morgan Stanley	3-Month USD-LIBOR	Receive	6.000%	12/17/2031	5,500	(745)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	28,500	350
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	41,000	(292)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	33,500	1,018
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	28,900	275

						$1,356

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$101	12/07/2007	$8,100	$222
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	102	12/07/2007	8,500	238

								$460

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$114.000	11/20/2007	250	$5	$4
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	300	6	5
Call - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/20/2007	1,295	24	20
Call - CBOT U.S. Treasury 5-Year Note December Futures	120.000	11/20/2007	86	2	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	122.500	11/20/2007	12	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/20/2007	800	15	12
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,849	54	45
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	9	0	0
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	320	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	700	13	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	97.000	11/20/2007	106	2	2
Put - CBOT U.S. Treasury 30-Year Note December Futures	98.000	11/20/2007	323	6	5

				$133	$110

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	22,800	$108	$174
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		12,000	47	82
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$62,100	241	632
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		109,200	1,087	1,177
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		78,500	509	735
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	453
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		216,400	1,073	2,201
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		220,500	1,422	1,741
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		243,600	2,162	3,335
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	200
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	456

								$7,826	$11,186

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	7,900	$237	$635
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		7,900	237	65
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		4,400	134	328
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		4,400	134	41
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	192
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	64
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	147
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	56
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$9,800	98	65
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		15,000	500	198
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		15,000	500	362
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		8,100	98	21
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	801	238
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	721	684
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	102
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	496
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	123
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	1,274
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	191	212
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	147	161

						$5,834	$5,464

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Republic of Germany 4.250% due 07/04/2014	EUR	93.750	11/23/2007	EUR	40,200	$6	$0
Put - OTC Republic of Germany 4.250% due 01/04/2014		94.000	11/23/2007		26,000	4	0
Put - OTC Republic of Germany 5.625% due 01/04/2028		99.000	11/23/2007		27,000	4	0
Call - OTC Fannie Mae 5.000% due 11/01/2037		$103.250	11/06/2007		$12,000	1	0
Call - OTC Fannie Mae 5.000% due 12/01/2037		102.438	12/05/2007		34,000	4	1
Call - OTC Fannie Mae 5.500% due 10/01/2037		85.000	10/04/2007		14,500	2	0
Put - OTC Fannie Mae 5.000% due 11/01/2037		92.531	11/06/2007		17,000	88	2
Put - OTC Fannie Mae 5.500% due 10/01/2037		87.578	10/04/2007		70,800	8	0
Put - OTC Fannie Mae 5.500% due 11/01/2037		86.000	11/06/2007		58,000	7	0
Put - OTC Fannie Mae 5.500% due 11/01/2037		87.750	11/06/2007		12,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2037		86.938	12/05/2007		21,000	2	1
Put - OTC Fannie Mae 6.000% due 12/01/2037		89.547	12/05/2007		111,800	13	3
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		81.000	11/28/2007		8,000	2	0

						$142	$7

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	184	$62	$69

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	5,700	$107	$76
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		3,000	45	40
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$49,300	201	493
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		27,000	242	443
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	1,028
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		34,100	493	567
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	395
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		94,100	1,129	1,546
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		87,500	1,251	1,130
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		105,900	2,110	2,996
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	175
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	419

								$7,627	$9,308

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY 97.700	10/18/2007	NZD	9,000	$81	$0
Call - OTC U.S. dollar versus Japanese yen	117.000	02/15/2008		$14,300	143	84
Call - OTC U.S. dollar versus Japanese yen	117.570	02/18/2008		11,900	134	60
Put - OTC U.S. dollar versus Japanese yen	80.000	08/21/2008		5,200	27	11
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010		1,400	74	74
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010		1,400	74	57

					$533	$286

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$17,000	$97	$2

(i)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,990	$2,157	0.23%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	3,762	3,799	0.40%

				$5,752	$5,956	0.63%

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$58,000	$56,000	$55,327
U.S. Treasury Notes	4.250%	11/15/2013	25,200	25,139	25,609
U.S. Treasury Notes	4.500%	11/15/2015	29,760	29,758	30,406
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,510	2,520
U.S. Treasury Notes	4.500%	05/15/2017	83,900	83,206	85,168
U.S. Treasury Notes	4.625%	07/31/2012	6,000	6,106	6,164
U.S. Treasury Notes	4.625%	02/15/2017	22,900	22,796	23,200
U.S. Treasury Notes	4.875%	05/31/2011	100	103	104
U.S. Treasury Notes	5.125%	05/15/2016	32,100	33,567	34,154

				$259,185	$262,652

(3) Market value includes $3,747 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	22,152	10/2007	$378	$0	$378
Sell		22,680	10/2007	0	(1,051)	(1,051)
Buy	BRL	33,067	10/2007	1,558	0	1,558
Sell		33,067	10/2007	0	(1,127)	(1,127)

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,213	11/2007	$46	$0	$46
Buy		24,757	03/2008	836	0	836
Buy		13,969	07/2008	414	0	414
Buy	CAD	2,885	11/2007	56	0	56
Sell		434	11/2007	0	(3)	(3)
Buy	CLP	66,358	11/2007	9	0	9
Sell		83,585	03/2008	0	(5)	(5)
Buy	CNY	82,336	11/2007	76	0	76
Sell		82,336	11/2007	0	(64)	(64)
Buy		149,632	01/2008	25	(8)	17
Sell		149,632	01/2008	0	(169)	(169)
Buy		106,826	03/2008	27	(10)	17
Sell		106,826	03/2008	0	(101)	(101)
Buy		45,620	07/2008	53	0	53
Sell		45,620	07/2008	0	(47)	(47)
Buy	DKK	6,525	12/2007	53	0	53
Buy	EUR	180,521	10/2007	12,050	0	12,050
Sell		5,628	10/2007	0	(68)	(68)
Buy	GBP	21,116	11/2007	711	0	711
Sell	HKD	602	11/2007	0	0	0
Buy	INR	4,488	11/2007	3	0	3
Buy		240,252	05/2008	138	0	138
Buy	JPY	10,473,195	10/2007	4,656	0	4,656
Sell		46,774,825	10/2007	39	(1,602)	(1,563)
Buy	KRW	1,221,185	01/2008	8	0	8
Buy		5,906,727	05/2008	119	0	119
Buy		359,574	08/2008	6	0	6
Buy	MXN	99,311	03/2008	153	(3)	150
Sell		68,072	03/2008	0	(60)	(60)
Buy	MYR	52,905	05/2008	122	(201)	(79)
Buy	NOK	41,300	12/2007	311	0	311
Buy	NZD	17,148	10/2007	941	0	941
Sell		18,556	10/2007	0	(479)	(479)
Sell	PLN	226	03/2008	0	(7)	(7)
Buy		371	07/2008	5	0	5
Buy	RUB	9,554	11/2007	23	0	23
Buy		486,902	01/2008	805	0	805
Sell		260,018	01/2008	0	(186)	(186)
Buy		9,320	07/2008	3	0	3
Buy	SEK	91,355	12/2007	696	0	696
Sell		2,042	12/2007	0	(19)	(19)
Buy	SGD	100	10/2007	1	0	1
Sell		958	10/2007	0	(12)	(12)
Buy		3,770	02/2008	30	0	30
Buy	TWD	60,897	10/2007	14	0	14
Sell		60,897	10/2007	0	(26)	(26)
Buy		60,810	11/2007	29	0	29
Buy	ZAR	2,858	07/2008	17	0	17

				$24,411	$(5,248)	$19,163

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$199

Total Australia (Cost $197)			199

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	366

Total Belgium (Cost $232)			366

BERMUDA 0.3%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (i)		$700	700

Total Bermuda (Cost $693)			700

CANADA 2.2%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	4,000	4,048

Rogers Wireless, Inc.
7.625% due 12/15/2011		300	325

Total Canada (Cost $4,256)			4,373

CAYMAN ISLANDS 1.2%
Mizuho Finance Cayman Ltd.
8.375% due 01/29/2049		$700	729

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	762

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	379

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		$500	514

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	557	5

Total Cayman Islands (Cost $2,401)			2,389

DENMARK 1.1%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	33	7

Nykredit Realkredit A/S
6.000% due 10/01/2029		215	42

Realkredit Danmark A/S
5.000% due 10/01/2038		12,244	2,212

Total Denmark (Cost $2,156)			2,261

FRANCE 10.4%
Axa S.A.
3.750% due 01/01/2017	EUR	50	99

Credit Agricole S.A.
5.555% due 05/28/2010		$900	901
6.637% due 05/29/2049		500	471

France Government Bond
4.000% due 10/25/2009	EUR	2,260	3,218
4.000% due 04/25/2014		9,300	13,051
4.000% due 10/25/2014		700	980
4.750% due 04/25/2035		100	145
5.750% due 10/25/2032		1,300	2,147

Total France (Cost $19,172)			21,012

GERMANY 24.4%
Bundesobligation
4.000% due 04/13/2012	EUR	1,800	2,550

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	$300

Republic of Germany
3.500% due 10/09/2009		1,000	1,411
4.000% due 07/04/2009		100	142
4.250% due 01/04/2014		3,800	5,423
4.250% due 07/04/2014		6,900	9,839
4.750% due 07/04/2034		700	1,020
5.000% due 01/04/2012		100	147
5.250% due 01/04/2011		6,600	9,725
5.500% due 01/04/2031		1,500	2,402
5.625% due 01/04/2028		4,740	7,645
6.250% due 01/04/2024		600	1,021
6.500% due 07/04/2027		4,340	7,697

Total Germany (Cost $47,679)			49,322

ICELAND 0.4%
Glitnir Banki HF
5.830% due 01/18/2012		$400	389

Kaupthing Bank HF
5.750% due 10/04/2011		200	198

Landsbanki Islands HF
6.205% due 08/25/2009		200	201

Total Iceland (Cost $801)			788

IRELAND 1.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Emerald Mortgages PLC
4.689% due 02/15/2035		46	65

Lusitano Mortgages PLC
5.010% due 12/15/2035		115	163

Total Ireland (Cost $2,797)			3,110

ITALY 2.5%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	852
4.500% due 05/01/2009		1,280	1,835
5.500% due 11/01/2010		400	591

Siena Mortgages SpA
4.960% due 12/16/2038		1,198	1,694

Total Italy (Cost $4,686)			4,972

JAPAN 21.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	268

Japan Government Bond
1.400% due 09/20/2011	JPY	270,000	2,379
1.500% due 03/20/2011		910,000	8,041
1.500% due 03/20/2014		160,000	1,407
1.500% due 03/20/2015		100,000	875
1.600% due 06/20/2014		460,000	4,068
2.300% due 06/20/2035		440,000	3,752
2.400% due 03/20/2034		180,000	1,572
2.500% due 09/20/2035		250,000	2,223
2.500% due 06/20/2036		320,000	2,836

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		90,090	762
1.000% due 06/10/2016		300,900	2,569
1.100% due 12/10/2016		368,520	3,174
1.188% due 02/28/2016		56,196	489
1.200% due 03/10/2017		99,900	866
1.200% due 06/10/2017		843,360	7,288

Resona Bank Ltd.
5.850% due 09/29/2049		$500	471

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
1.861% due 12/31/2049	JPY	100,000	$874
5.625% due 07/29/2049		$100	93

Total Japan (Cost $43,951)			44,007

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.777% due 12/10/2037	EUR	414	591

Total Jersey, Channel Islands (Cost $400)			591

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	105

Total Liberia (Cost $105)			105

NETHERLANDS 1.8%
Delphinus BV
4.509% due 04/25/2093	EUR	500	712
4.993% due 06/25/2066		135	192
5.001% due 11/28/2031		355	505

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$100	123

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079	EUR	908	1,293

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		97	139

Netherlands Government Bond
3.750% due 07/15/2014		200	276
5.000% due 07/15/2011		200	293

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$200	200

Total Netherlands (Cost $3,299)			3,733

SOUTH KOREA 0.5%
Export-Import Bank of Korea
5.711% due 06/01/2009		$1,000	1,001

Total South Korea (Cost $1,000)			1,001

SPAIN 1.8%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	148	211

Spain Government Bond
4.200% due 07/30/2013		400	568
5.150% due 07/30/2009		1,990	2,891

Total Spain (Cost $2,532)			3,670

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	388

Total Tunisia (Cost $363)			388

UNITED KINGDOM 4.9%
Barclays Bank PLC
7.434% due 09/29/2049		$600	639

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	234	334

HBOS PLC
5.920% due 09/29/2049		$800	725

HSBC Holdings PLC
6.500% due 05/02/2036		900	912

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	$849

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$600	600

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	121
5.000% due 03/07/2008		800	1,635
5.000% due 03/07/2012		900	1,842
8.000% due 09/27/2013		790	1,859

XL Capital Europe PLC
6.500% due 01/15/2012		$200	207

Total United Kingdom (Cost $9,325)			9,817

UNITED STATES 88.5%

ASSET-BACKED SECURITIES 1.5%
AFC Home Equity Loan Trust
5.841% due 12/22/2027		$17	16

American Express Credit Account Master Trust
5.862% due 09/15/2010		1,000	1,000

Amortizing Residential Collateral Trust
5.481% due 10/25/2031		12	12

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		9	9

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		8	8
5.581% due 03/25/2043		27	27

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		10	10

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		45	44

GSAMP Trust
5.421% due 03/25/2034		140	140

MBNA Credit Card Master Note Trust
5.882% due 05/17/2010		1,000	1,001

Quest Trust
5.691% due 06/25/2034		8	8

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033		48	46

Residential Asset Mortgage Products, Inc.
5.691% due 06/25/2032		11	11

Residential Asset Securities Corp.
5.221% due 01/25/2036		10	10
5.631% due 07/25/2032		38	37

SLM Student Loan Trust
5.370% due 04/27/2015		280	280

Structured Asset Securities Corp.
5.531% due 05/25/2034		39	38

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		410	405

			3,102

BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		1,100	1,100

CORPORATE BONDS & NOTES 13.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	101

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amgen, Inc.
5.585% due 11/28/2008		$500	$501

AutoZone, Inc.
5.875% due 10/15/2012		100	102

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	207

Bank of America Corp.
5.370% due 11/06/2009		500	498

Bank of America N.A.
5.704% due 06/12/2009		1,000	997

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		700	731

BellSouth Corp.
4.240% due 04/26/2021		1,300	1,293
5.200% due 09/15/2014		200	195

Boston Scientific Corp.
6.000% due 06/15/2011		200	193
6.400% due 06/15/2016		300	275

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
5.410% due 04/24/2009		1,000	994

CIT Group, Inc.
5.640% due 08/17/2009		600	573

Citigroup Funding, Inc.
5.136% due 04/23/2009		1,200	1,199

Citigroup, Inc.
6.000% due 08/15/2017		500	513

CNA Financial Corp.
6.000% due 08/15/2011		300	303

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		1,000	997

Consumers Energy Co.
5.000% due 02/15/2012		100	99

CVS Caremark Corp.
5.750% due 08/15/2011		200	203

DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011		100	101
6.053% due 03/13/2009		500	497

DR Horton, Inc.
6.000% due 04/15/2011		200	186

Ford Motor Credit Co.
8.110% due 01/13/2012		500	473

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	104

General Electric Capital Corp.
5.744% due 12/12/2008		300	299

General Motors Acceptance Corp.
6.000% due 04/01/2011		500	457
6.360% due 09/23/2008		400	394
8.000% due 11/01/2031		200	197

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	782

GMAC LLC
6.808% due 05/15/2009		$500	482

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	490
6.250% due 09/01/2017		$1,800	1,843

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	204

HSBC Finance Corp.
5.688% due 06/19/2009		500	498

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.350% due 03/01/2012		$200	$198

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		100	103

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	193

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$1,300	1,315

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	185

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		300	281

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		700	712

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009		100	99
6.050% due 08/15/2012		500	513

Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	413

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	306

Morgan Stanley
5.410% due 05/07/2009		500	496
5.810% due 10/18/2016		200	192

Reynolds American, Inc.
6.394% due 06/15/2011		200	200

Sabre Holdings Corp.
7.350% due 08/01/2011		200	192

Sara Lee Corp.
6.250% due 09/15/2011		200	207

SB Treasury Co. LLC
9.400% due 12/29/2049		900	924

Sealed Air Corp.
5.625% due 07/15/2013		200	193

Sprint Nextel Corp.
6.000% due 12/01/2016		100	96

SUPERVALU, Inc.
7.500% due 11/15/2014		100	102

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	310

Toyota Motor Credit Corp.
5.470% due 10/12/2007		800	800

U.S. Bancorp
5.159% due 04/28/2009		600	597

Viacom, Inc.
5.750% due 04/30/2011		200	202

Wal-Mart Stores, Inc.
5.594% due 06/16/2008		500	500

Xerox Corp.
9.750% due 01/15/2009		200	210

			27,117

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		390	384

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		762	753
4.444% due 05/25/2034		148	145
4.654% due 10/25/2033		82	81
4.673% due 05/25/2034		57	56

Bear Stearns Alt-A Trust
5.819% due 11/25/2036		814	815
5.954% due 02/25/2036		675	678

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$297	$295

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	240	234
4.748% due 08/25/2035	304	301

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	323

Countrywide Home Loan Mortgage Pass-Through Trust
5.511% due 09/25/2034	150	150
6.205% due 08/25/2034	31	31

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	153	152
6.500% due 04/25/2033	24	24

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	67	67
4.735% due 07/25/2033	35	35

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	592	596

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	267	266

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	32	31

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	357	354

GSR Mortgage Loan Trust
4.603% due 03/25/2033	74	72
5.308% due 06/25/2034	161	160

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	141	142

Impac CMB Trust
6.305% due 07/25/2033	32	31

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	200	198
6.465% due 11/15/2035	600	629

JPMorgan Mortgage Trust
4.389% due 11/25/2033	63	63

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	100	99

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	144	143

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	389	379
6.132% due 03/15/2025	60	57

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	22	22

Sequoia Mortgage Trust
5.846% due 07/20/2033	284	282

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	48	47
4.590% due 04/25/2034	120	119

Structured Asset Mortgage Investments, Inc.
5.792% due 07/19/2034	60	60

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	802

Washington Mutual, Inc.
4.208% due 06/25/2033	68	68
5.441% due 01/25/2045	143	140
5.527% due 02/27/2034	119	119
5.671% due 12/25/2027	426	426
6.201% due 05/25/2041	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$907	$897
5.278% due 04/25/2036	482	474

		11,235

MUNICIPAL BONDS & NOTES 0.7%
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	200	206

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	389

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	103

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	200

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	400	404

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	10

		1,413

	SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049	172	1,848

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	201

		2,049

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	$1,000	987

U.S. GOVERNMENT AGENCIES 54.3%
Fannie Mae
4.187% due 11/01/2034	603	606
4.924% due 12/01/2034	224	222
5.000% due 08/01/2035	1,235	1,180
5.231% due 01/25/2021	266	266
5.381% due 06/25/2044	96	95
5.500% due 10/01/2016 - 10/01/2037	83,700	82,066
6.000% due 07/01/2036 - 07/25/2044	14,879	14,906
6.470% due 09/25/2012	1,000	1,080
6.500% due 09/01/2036 - 08/01/2037	4,185	4,262

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,042

Freddie Mac
6.205% due 10/25/2044	466	465

Ginnie Mae
5.750% due 07/20/2022 - 09/20/2026	109	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034	$598	$593
6.125% due 11/20/2021 - 12/20/2026	47	48
6.250% due 01/20/2030	41	41
6.352% due 02/16/2030	80	80
6.375% due 05/20/2028 - 06/20/2030	158	160
6.402% due 02/16/2030	81	82

Small Business Administration
6.640% due 02/01/2011	86	88

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,086
7.140% due 05/23/2012	1,000	1,101

		109,579

U.S. TREASURY OBLIGATIONS 11.0%
Treasury Inflation Protected Securities (b)
2.000% due 04/15/2012	9,229	9,165
2.375% due 01/15/2027	1,653	1,673
2.625% due 07/15/2017	1,206	1,244

U.S. Treasury Bonds
5.000% due 05/15/2037	800	821
8.125% due 08/15/2019	2,000	2,606
8.875% due 02/15/2019	4,900	6,669

		22,178

Total United States (Cost $178,520)		178,760

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.5%
Nordea Bank Finland PLC
5.282% due 12/01/2008	$1,000	999
5.308% due 04/09/2009	2,000	1,997

		2,996

COMMERCIAL PAPER 0.8%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	1,700	1,700

REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,148	2,148

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,193. Repurchase proceeds are $2,149.)

U.S. TREASURY BILLS 1.4%
3.834% due 11/29/2007 - 12/13/2007 (a)(c)(e)	2,845	2,815

Total Short-Term Instruments (Cost $9,670)		9,659

PURCHASED OPTIONS (g) 1.9%
(Cost $3,093)		3,831

Total Investments (d) 170.9% (Cost $337,328)		$345,054

Written Options (h) (1.2%) (Premiums $1,956)		(2,447)

Other Assets and Liabilities (Net) (69.7%)		(140,717)

Net Assets 100.0%		$201,890

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $5,483 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,578 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2008	3	$5
90-Day Eurodollar June Futures	Long	06/2008	53	54
90-Day Eurodollar March Futures	Long	03/2008	287	556
90-Day Eurodollar September Futures	Long	09/2008	112	291
90-Day Euroyen December Futures	Long	12/2007	254	18
90-Day Euroyen March Futures	Long	03/2008	98	31
Canada Government 10-Year Bond December Futures	Short	12/2007	3	(1)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	346	78
Euro-Bobl December Futures Call Options Strike @ EUR 111.750	Long	12/2007	55	0
Euro-Bobl December Futures Call Options Strike @ EUR 115.000	Long	12/2007	215	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	137	(146)
Euro-Bund December Futures Put Options Strike @ EUR 104.500	Long	12/2007	212	0
Euro-Schatz December Futures	Long	12/2007	86	(7)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	169	0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	86	(1)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	135	(65)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	444	(146)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	70	(28)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	81	3
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	46	4

				$646

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	1,100	$1
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		500	1
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		200	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		200	(2)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		200	(2)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		200	1
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		200	(1)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$600	(2)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		600	(1)
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010		100	1
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		200	17
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012		200	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012		100	1
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		100	0
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%	)	06/20/2012		100	(1)
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.452%	)	06/20/2012		100	(1)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,200	124
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		400	(1)
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		100	11
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		200	1
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012		100	1
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012		500	8
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012		100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		300	6
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017		100	1
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		200	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		200	(1)
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012		100	0

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016	$100	$0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	400	26
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	(2)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	100	1
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	200	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	200	2
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	1,700	14
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	300	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	800	(3)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	1,000	(2)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	900	(1)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	200	3
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	1,500	21
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	100	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	100	0
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	100	2
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	2,500	18
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	400	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%		05/20/2012	400	(15)
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	200	1
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	200	2
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	200	(1)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	100	(6)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,600	31
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	100	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	19,800	(187)
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	100	0
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	700	80
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	100	0
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	400	4
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	500	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	2,000	51
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	200	0
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011	200	16
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	700	14
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,600	83
Lehman Brothers, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	300	28
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	300	17
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,700	32
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%	)	06/20/2017	400	1
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	400	2
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	200	9
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	500	28
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	1
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	300	(4)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	300	27
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	2,100	56
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	200	1
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,500	30
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	3
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	200	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	100	(1)

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	$200	$6
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	200	4
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	100	6
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	3
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	900	(1)
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	200	1
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	400	5
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,000	20
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	100	(1)

							$592

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,800	$(3)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		4,800	(16)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(205)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	204
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		10,540	(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,000	3
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(36)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	34
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(26)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	26
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		4,800	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		6,000	1
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		3,600	(109)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		2,300	129
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	3,000	(24)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		4,600	(30)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		8,700	(86)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	(1)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	16
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	11
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(13)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	130
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(8)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	10
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		1,000	7
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	59
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		15,400	163
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		9,200	(22)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	606
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,600	(81)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		7,800	(34)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		1,600	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	391
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,500	(72)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(30)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	5.000%	12/15/2011		1,700	19
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		6,500	55
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(81)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(7)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(33)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(18)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	215
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(39)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(5)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		500	(5)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		2,100	(23)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(51)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	75

82	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	$(23)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(35)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	115
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,700	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	19
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(7)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	4
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(31)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(26)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	59
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,800	423
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,100	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		4,200	(4)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(70)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(393)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(29)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	34
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(54)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,400	75
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		3,300	(79)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	30
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,700	21
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	4
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	(31)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	310,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,500,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,200,000	(18)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		240,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		60,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,500,000	(10)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(16)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		800,000	(2)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	8
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		210,000	5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,160,000	(311)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		150,000	(56)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,990,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		910,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		190,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(75)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		110,000	(29)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		420,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,970,000	(42)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,300,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(42)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		340,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		1,070,000	(10)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	1,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		4,500	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	9
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	(23)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	3
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$5,100	19
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,100	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		11,200	15
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	54
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		30,000	92
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		22,600	180
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		13,100	44
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		19,700	(593)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,500	(36)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,000	25
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,500	(151)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,400	(4)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,500	(104)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		3,800	251
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		18,600	63
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,700	(94)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		12,200	(510)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		300	(12)

							$(289)

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$ 21	12/07/2007	$ 1,700	$ 47

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$114.000	11/20/2007	100	$2	$2
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	35	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	33	0	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.000	11/20/2007	276	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	122.000	11/20/2007	60	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/20/2007	200	4	3
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	463	9	7
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	87	2	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	206	4	3

				$28	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	4,800	$23	$37
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$9,200	36	94
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	202
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	28
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	164
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		18,900	105	149
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	61
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	99
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	488
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	161	211
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	171
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		52,200	463	715
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	197

								$1,814	$2,659

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$75
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	31	9
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	207
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	79
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$2,000	20	13
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	40
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	72
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		1,600	19	4
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	182	54
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	164	155
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	16
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	76
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	30
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	316

						$1,237	$1,146

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$30,000	$4	$1
Call - OTC Fannie Mae 5.000% due 12/01/2037	104.000	12/05/2007	2,000	0	0
Call - OTC Fannie Mae 5.500% due 10/01/2037	85.000	10/04/2007	5,000	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2037	106.500	11/06/2007	2,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	18,000	2	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	47,000	6	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.750	12/05/2007	11,000	1	1
Put - OTC Fannie Mae 6.500% due 10/01/2037	91.000	10/04/2007	2,000	0	0

				$14	$3

84	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	40	$13	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,200	$23	$16
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$10,900	44	109
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	66
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	175
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.468%	11/22/2007		2,700	21	56
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	23
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	126
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		8,200	99	115
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	48
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	86
Call - OTC 30-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.448%	11/21/2007		4,900	50	94
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	342
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	150
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	131
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		22,700	452	642
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	37
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	182

								$1,860	$2,398

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	1,800	$16	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$3,200	32	19
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		2,600	29	13
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		1,100	6	2

						$83	$34

(i)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$490	0.24%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	693	700	0.35%

				$1,145	$1,190	0.59%

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$32,000	$30,911	$30,525
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,303	6,214
U.S. Treasury Notes	3.000%	02/15/2009	300	296	298
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,058	5,177
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,318	9,319
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,379	6,490

				$58,265	$58,023

(2) Market value includes $459 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,078	10/2007	$67	$0	$67
Sell		3,193	10/2007	0	(192)	(192)
Buy	BRL	6,868	10/2007	340	0	340
Sell		6,868	10/2007	0	(238)	(238)
Buy		5,852	03/2008	171	0	171
Buy		2,873	07/2008	91	0	91
Sell	CAD	1,327	11/2007	0	(25)	(25)
Buy	CLP	18,098	11/2007	2	0	2
Buy		8,300	03/2008	1	0	1
Buy	CNY	15,578	11/2007	14	0	14
Sell		15,578	11/2007	0	(12)	(12)
Buy		32,309	01/2008	7	(1)	6
Sell		32,309	01/2008	0	(37)	(37)
Buy		20,561	03/2008	5	(2)	3
Sell		20,561	03/2008	0	(19)	(19)
Buy		8,337	07/2008	10	0	10
Sell		8,337	07/2008	0	(9)	(9)
Sell	DKK	12,766	12/2007	0	(103)	(103)
Buy	EUR	5,776	10/2007	351	0	351
Sell		35,973	10/2007	0	(2,370)	(2,370)
Buy	GBP	117	11/2007	4	0	4
Sell		2,132	11/2007	0	(74)	(74)
Buy	HKD	140	11/2007	0	0	0
Buy	INR	51,694	05/2008	30	0	30
Sell	JPY	5,704,195	10/2007	10	(2,001)	(1,991)
Buy	KRW	1,653,799	05/2008	32	0	32
Buy		65,711	08/2008	1	0	1
Buy	MXN	19,571	03/2008	29	0	29
Sell		14,028	03/2008	0	(12)	(12)
Buy	MYR	11,699	05/2008	15	(59)	(44)
Buy	NOK	1,804	10/2007	7	0	7
Buy		9,211	12/2007	82	0	82
Buy	NZD	3,100	10/2007	180	0	180
Sell		3,127	10/2007	0	(66)	(66)
Sell	PLN	80	03/2008	0	(3)	(3)
Buy		102	07/2008	1	0	1
Buy	RUB	1,394	11/2007	4	0	4
Buy		27,527	12/2007	27	0	27
Buy		100,616	01/2008	165	0	165
Sell		78,345	01/2008	0	(55)	(55)
Buy		1,037	07/2008	0	0	0
Buy	SEK	6,339	10/2007	15	0	15
Buy		8,714	12/2007	19	0	19
Buy	SGD	738	02/2008	6	0	6
Buy	TWD	15,078	10/2007	3	0	3
Sell		15,078	10/2007	0	(6)	(6)
Buy		15,056	11/2007	7	0	7
Buy	ZAR	216	07/2008	1	0	1

				$1,697	$(5,284)	$(3,587)

86	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Semiannual Report	September 30, 2007	87

Notes to Financial Statements  (Cont.)

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KZT	Kazakhstan Tenge
AUD	Australian Dollar	KWD	Kuwaiti Dinar
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chineses Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PEN	Peruvian Nuevo Sol
CZK	Czech Koruna	PHP	Philippines Peso
DKK	Danish Krone	PLN	Polish Zloty
EGP	Egyptian Pound	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SAR	Saudi Riyal
HKD	Hong Kong Dollar	SEK	Swedish Krona
HUF	Hungarian Forint	SGD	Singapore Dollar
IDR	Indonesian Rupiah	SKK	Slovakian Koruna
ILS	Israeli Shekel	TRY	Turkish Lira
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	UYU	Uruguay Peso
KRW	South Korean Won	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an

88	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2007

inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be

Semiannual Report	September 30, 2007	89

Notes to Financial Statements  (Cont.)

resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Contracts are subject to risk of default by the counterparty and, depending on their terms, may be subject to exchange rate risk. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes   The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as

90	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2007

unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(u) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%	0.65%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.45%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Semiannual Report	September 30, 2007	91

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $347,997 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets and Emerging Local Bond Funds’ administrative fees, to the extent that the payment of the Funds’ pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Funds’ average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%
Emerging Local Bond Fund	1.15%	—	1.55%	—	2.30%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$10
Emerging Local Bond Fund	27

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amount in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (Unhedged)	$55,519	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

92	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2007

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$126,005	$4,100	$1,443,665	$504,642
Emerging Local Bond Fund	1,939	0	945,351	63,175
Emerging Markets Bond Fund	333,382	141,409	951,474	926,699
Foreign Bond Fund (Unhedged)	13,173,393	13,718,195	2,755,197	2,219,448
Foreign Bond Fund (U.S. Dollar-Hedged)	16,645,984	17,394,113	4,136,488	3,884,169
Global Bond Fund (Unhedged)	5,195,500	5,639,864	1,413,081	1,380,979
Global Bond Fund (U.S. Dollar-Hedged)	1,098,716	1,132,085	234,969	205,318

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Foreign Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$882,900	GBP	165,700	NZD	0	$13,453
Sales	5,314	973,800		0		63,085	15,137
Closing Buys	(2,742)	(311,400)		0		0	(2,764)
Expirations	(2,100)	(26,700)		(135,200)		(33,285)	(3,402)
Exercised	0	0		0		0	0
Balance at 09/30/2007	472	$1,518,600	GBP	30,500	NZD	29,800	$22,424

	Foreign Bond Fund (U.S. Dollar-Hedged)							Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in NZD		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$1,058,200	GBP	188,600	NZD	0	$15,700	0	$379,000	GBP	63,100	NZD	0	$5,507
Sales	5,541	858,600		0		66,492	13,351	1,510	324,400		0		22,367	5,633
Closing Buys	(650)	(266,800)		0		(12,600)	(2,114)	(888)	(179,800)		(29,800)		(13,367)	(2,257)
Expirations	(1,271)	(139,200)		(156,200)		(22,192)	(4,066)	0	0		(24,600)		0	(426)
Exercised	(3,144)	(9,000)		0		0	(957)	(438)	0		0		0	(138)
Balance at 09/30/2007	476	$1,501,800	GBP	32,400	NZD	31,700	$21,914	184	$523,600	GBP	8,700	NZD	9,000	$8,319

	Global Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$58,900	GBP	13,200	NZD	0	$913
Sales	459	96,000		0		4,581	1,549
Closing Buys	(0)	(17,800)		0		(1,781)	(115)
Expirations	(419)	(6,000)		(12,000)		(1,000)	(391)
Exercised	(0)	(0)		0		0	0
Balance at 09/30/2007	40	$131,100	GBP	1,200	NZD	1,800	$1,956

Semiannual Report	September 30, 2007	93

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund				Emerging Markets Bond Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/07		Six Months Ended 09/30/2007		Period from 12/29/2006 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	100,618	$1,111,732	204,211	$2,158,444	146,992	$1,510,684	63,056	$619,995	24,909	$273,460	57,421	$637,756
Administrative Class	106	1,193	1	10	0	0	0	0	503	5,516	2,027	22,623
Other Classes	18,406	203,520	32,157	341,185	221	2,246	0	0	6,390	70,384	20,065	222,926

Issued as reinvestment of distributions
Institutional Class	7,081	78,431	16,462	175,608	5,059	51,967	360	3,566	3,314	36,324	14,613	162,053
Administrative Class	2	16	0	0	0	0	0	0	76	834	268	2,970
Other Classes	1,017	11,261	2,224	23,715	1	7	0	0	1,312	14,362	5,256	58,291

Cost of shares redeemed
Institutional Class	(11,575)	(127,603)	(112,637)	(1,202,354)	(902)	(9,485)	(1,109)	(10,864)	(41,968)	(463,334)	(106,600)	(1,169,001)
Administrative Class	(1)	(6)	0	0	0	0	0	0	(336)	(3,703)	(1,677)	(18,547)
Other Classes	(8,452)	(92,975)	(11,582)	(122,807)	0	0	0	0	(13,715)	(149,683)	(38,464)	(424,870)
Net increase (decrease) resulting from Fund share transactions	107,202	$1,185,569	130,836	$1,373,801	151,371	$1,555,419	62,307	$612,697	(19,515)	$(215,840)	(47,091)	$(505,799)

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	41,263	$415,858	70,467	$718,346	36,950	$370,237	82,198	$843,922
Administrative Class	13,816	139,083	62,555	635,212	754	7,560	2,058	21,071
Other Classes	6,879	69,487	26,552	270,465	5,906	59,276	15,189	155,948

Issued as reinvestment of distributions
Institutional Class	1,833	18,559	3,760	38,499	2,705	27,122	8,022	82,462
Administrative Class	1,127	11,416	1,384	14,178	62	623	185	1,902
Other Classes	597	6,044	1,300	13,311	645	6,478	2,372	24,383

Cost of shares redeemed
Institutional Class	(28,121)	(281,108)	(65,349)	(663,114)	(37,424)	(374,394)	(59,972)	(616,557)
Administrative Class	(4,129)	(41,590)	(3,230)	(32,797)	(1,301)	(13,001)	(2,567)	(26,452)
Other Classes	(13,143)	(131,662)	(16,619)	(168,484)	(14,907)	(149,588)	(30,395)	(312,304)
Net increase (decrease) resulting from Fund share transactions	20,122	$206,087	80,820	$825,616	(6,610)	$(65,687)	17,090	$174,375

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,210	$79,707	29,510	$288,181	2,579	$24,499	3,691	$35,624
Administrative Class	1,643	16,011	4,036	39,339	0	0	1	14
Other Classes	0	0	0	0	1,512	14,375	1,061	10,251

Issued as reinvestment of distributions
Institutional Class	1,347	13,147	2,398	23,467	262	2,489	669	6,471
Administrative Class	145	1,418	263	2,571	0	0	0	1
Other Classes	0	0	0	0	43	401	133	1,283

Cost of shares redeemed
Institutional Class	(18,153)	(175,149)	(21,558)	(209,914)	(2,653)	(25,017)	(4,851)	(46,739)
Administrative Class	(1,947)	(19,052)	(2,398)	(23,297)	0	0	(1)	(14)
Other Classes	0	0	0	0	(2,078)	(19,822)	(1,843)	(17,784)
Net increase (decrease) resulting from Fund share transactions	(8,755)	$(83,918)	12,251	$120,347	(335)	$(3,075)	(1,140)	$(10,893)

94	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2007

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
Developing Local Markets Fund	$26,379	$(16,853)	$9,526
Emerging Local Bond Fund	67,872	(9,451)	58,421
Emerging Markets Bond Fund	104,193	(20,094)	84,099
Foreign Bond Fund (Unhedged)	73,762	(25,210)	48,552
Foreign Bond Fund (U.S. Dollar-Hedged)	159,559	(28,398)	131,161
Global Bond Fund (Unhedged)	41,027	(9,010)	32,017
Global Bond Fund (U.S. Dollar-Hedged)	10,257	(2,531)	7,726

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Developing Local Markets Fund, Emerging Local Bond Fund, and Emerging Markets Bond Fund incurred $967,946, $790,054, and $438,533, respectively, in CPMF and FTT costs.

Semiannual Report	September 30, 2007	95

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

96	PIMCO Funds	International Bond Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

Semiannual Report	September 30, 2007	97

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

98	PIMCO Funds	International Bond Funds

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	99

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27586-01

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term

U.S. Government Fund

PIMCO GNMA Fund

PIMCO Mortgage-Backed

Securities Fund (formerly PIMCO Total Return Mortgage Fund)

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local

Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		23
Financial Highlights		158
Statements of Assets and Liabilities		170
Statements of Operations		174
Statements of Changes in Net Assets		178
Statement of Cash Flow		182
Notes to Financial Statements		183
Privacy Policy		198
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreements		199

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	25
Diversified Income Fund	7	32
Emerging Local Bond Fund	8	46
Emerging Markets Bond Fund	9	49
Floating Income Fund	10	56
Foreign Bond Fund (Unhedged)	11	70
Foreign Bond Fund (U.S. Dollar-Hedged)	12	84
Global Bond Fund (U.S. Dollar-Hedged)	13	97
GNMA Fund	14	107
High Yield Fund	15	109
Income Fund	16	118
Investment Grade Corporate Bond Fund	17	123
Long-Term U.S. Government Fund	18	132
Low Duration Fund	19	137
Money Market Fund	20	145
Mortgage-Backed Securities Fund	21	146
Short-Term Fund	22	149

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Returns of high-quality mortgage-backed securities (“MBS”) lagged U.S. Treasuries on a like-duration basis, though high-quality MBS fared better than more credit-driven corporate and asset-backed securities. Mortgage yield premiums widened in an environment of heightened volatility and renewed fears about subprime mortgage credit sparked a flight-to-quality, as investors avoided spread products in favor of U.S. Treasuries.

•

U.S. equities, as measured by the S&P 500 Index, returned 8.44%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Effective 07/31/2007, the Total Return Mortgage Fund changed its name to Mortgage-Backed Securities Fund.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), Emerging Local Bond Fund (A&C shares 7/07), GNMA Fund (A shares 11/00 and B&C shares 5/01), Foreign Bond Fund (Unhedged) (A&C shares 7/04), Investment Grade Corporate Bond Fund (A&C shares 7/04). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO Developing Local Markets Fund	Class A:	PLMAX
	Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

•	An underweight in Hong Kong benefited performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

•	An underweight to Argentina helped returns as the Argentina sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) over the reporting period.

•

An underweight in Turkey detracted from performance. Turkey posted strong returns as the Turkish currency appreciated against the U.S. dollar over the six-month period. High domestic interest rates in Turkey also provided an attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

•	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

•	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	7.82%	16.01%	10.86%
PIMCO Developing Local Markets Fund Class A (adjusted)	3.77%	11.66%	9.06%
PIMCO Developing Local Markets Fund Class C (adjusted)	6.41%	14.15%	10.04%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	8.75%	18.57%	12.03%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	9.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.1%
Short-Term Instruments	14.9%
Sovereign Issues	12.3%
Mortgage-Backed Securities	8.3%
Foreign Currency-Denominated Issues	8.2%
Asset-Backed Securities	8.1%
Other	3.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,078.15	$1,074.14	$1,018.75	$1,015.00
Expenses Paid During Period†	$6.49	$10.37	$6.31	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund	Class A:	PDVAX
	Class B:	PDVBX
	Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Sector allocation contributed to performance due to an overweight position in the emerging markets sector and an underweight position in the high-yield sector.

•	An overweight position in Brazil benefited performance as Brazil outperformed the overall emerging markets sector during the six-month period.

•	An underweight to Turkey detracted from performance as Turkey outperformed the overall emerging markets sector during the period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the six-month period.

•	An overweight position in the investment-grade energy sector added to performance as the energy sector outperformed the overall investment-grade credit market during the period.

•	An underweight to the supranational sector detracted from performance as this sector was one of the top performing sectors in the investment-grade credit universe.

•	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short-term rates rose.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	0.69%	5.17%	7.99%
PIMCO Diversified Income Fund Class A (adjusted)	-3.09%	1.23%	7.00%
PIMCO Diversified Income Fund Class B	0.31%	4.40%	7.20%
PIMCO Diversified Income Fund Class B (adjusted)	-3.11%	0.96%	7.10%
PIMCO Diversified Income Fund Class C (adjusted)	-0.67%	3.41%	7.19%
Lehman Brothers Global Credit Hedged USD Index	0.83%	3.82%	5.25%
33%: Lehman Brothers Global Aggregate-Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	0.97%	5.90%	8.04%
Lipper Multi-Sector Income Fund Average	1.71%	6.60%	7.32%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares and 1.90% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.9%
U.S. Government Agencies	16.7%
Foreign Currency-Denominated Issues	14.2%
Sovereign Issues	8.2%
Bank Loan Obligations	4.7%
Other	10.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,006.87	$1,003.11	$1,003.10	$1,019.15	$1,015.40	$1,015.40
Expenses Paid During Period†	$5.87	$9.61	$9.61	$5.91	$9.67	$9.67

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.17% for Class A, 1.92% for Class B, 1.92% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO Emerging Local Bond Fund	Class A:	PELAX
	Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to Brazil benefited returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

•	An overweight position in the Polish zloty benefited performance as the Polish zloty appreciated against the U.S. dollar during the period.

•	An underweight position in Poland local interest rates benefited performance as local interest rates rose during the period.

•

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

•

An underweight to Turkey was a significant detractor from relative performance. The country sub index returned 29.91% over the six-month period, outperforming the overall emerging local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged), which returned 10.41% for the same period.

Cumulative Total Return for the period ended September 30, 2007

	6 Months	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Class A	9.27%	10.52%
PIMCO Emerging Local Bond Fund Class A (adjusted)	5.16%	6.37%
PIMCO Emerging Local Bond Fund Class C (adjusted)	7.87%	8.91%
JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	10.41%	14.46%
Lipper Emerging Markets Debt Fund Average	1.79%	4.09%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.55% and 2.30% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Return Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	36.2%
Brazil	13.0%
South Africa	9.9%
Turkey	8.0%
Hungary	7.9%
Mexico	7.8%
Czech Republic	6.0%
Poland	5.4%
Other	5.8%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/31/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,092.67	$1,088.70	$1,018.30	$1,014.54
Expenses Paid During Period†	$7.08	$11.00	$6.83	$10.61

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A, 2.10% for Class C), multiplied by the average account value over the period, multiplied by 61/183 (to reflect the period since the Class A and Class C Shares of the Fund commenced operations on 07/31/2007).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Emerging Markets Bond Fund	Class A:	PAEMX
	Class B:	PBEMX
	Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	An overweight position in Brazil benefited performance as the country sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

•	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

•

An overweight position in Russia slightly helped relative performance as Russia outperformed the overall emerging markets sector. However, an emphasis on Russian corporate bonds detracted from relative performance as corporates underperformed compared to sovereign bonds during the period.

•	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

•	An underweight to Ecuador detracted from performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	1.78%	7.93%	16.86%	12.45%	12.40%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-2.04%	3.88%	15.97%	12.02%	11.98%
PIMCO Emerging Markets Bond Fund Class B	1.40%	7.13%	16.00%	11.85%	11.81%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-2.07%	3.71%	15.94%	11.85%	11.81%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	0.41%	6.16%	15.99%	11.62%	11.57%
JPMorgan Emerging Markets Bond Index Global	1.12%	7.51%	14.76%	9.30%	9.38%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	16.33%	9.67%	9.75%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2.00% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Brazil	18.5%
Russia	17.3%
Mexico	12.9%
United States	9.3%
Short-Term Instruments	8.5%
Venezuela	6.0%
Other	27.5%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.77	$1,013.99	$1,014.01	$1,018.75	$1,015.00	$1,015.00
Expenses Paid During Period†	$6.31	$10.07	$10.07	$6.31	$10.08	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO Floating Income Fund	Class A:	PFIAX
	Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•

The Fund’s allocations to the credit sectors detracted from performance as the emerging markets (EM), global high-yield, and global investment-grade credit sectors underperformed the 3 Month LIBOR Index over the six-month period.

•	Within EM, an allocation to Brazil helped returns as the Brazil sub index outperformed the JPMorgan Emerging Markets Bond Index Global for the six-month period.

•	The Fund’s exposure to the energy sector benefited performance as the energy sector outperformed compared to the overall credit market during the period.

•	An emphasis on the brokerage sector detracted from performance as the brokerage sector underperformed compared to the overall credit market during the period.

•	An emphasis on the banking sector detracted from performance as the banking sector underperformed relative to the overall credit market.

•	An emphasis on higher-quality insurance bonds detracted from performance as the insurance sector underperformed the overall investment-grade credit market during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class A	0.43%	4.96%	5.98%
PIMCO Floating Income Fund Class A (adjusted)	-1.81%	2.60%	5.22%
PIMCO Floating Income Fund Class C (adjusted)	-0.70%	3.67%	5.67%
3 Month LIBOR Index	2.71%	5.49%	4.24%
Lipper Loan Participation Fund Average	-0.13%	3.71%	4.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.25% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	43.8%
Short-Term Instruments	16.1%
Foreign Currency-Denominated Issues	9.1%
Sovereign Issues	7.0%
Mortgage-Backed Securities	7.3%
Asset-Backed Securities	6.3%
Bank Loan Obligations	5.1%
Other	5.3%

*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,004.27	$1,002.77	$1,020.25	$1,018.75
Expenses Paid During Period†	$4.76	$6.26	$4.80	$6.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)	Class A:	PFUAX
	Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	4.63%	7.61%	4.58%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	0.71%	3.57%	3.41%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	3.25%	5.81%	3.78%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	5.86%	9.35%	5.48%
Lipper International Income Fund Average	4.32%	7.52%	4.91%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.70% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.7%
Japan	14.4%
Germany	11.0%
France	4.6%
Short-Term Instruments	4.3%
Other	14.0%

*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,046.31	$1,042.46	$1,020.00	$1,016.25
Expenses Paid During Period†	$5.12	$8.94	$5.05	$8.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Class A, 1.75% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class A:	PFOAX
	Class B:	PFOBX
	Class C:	PFOCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	0.76%	1.67%	4.21%	5.52%	7.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-3.02%	-2.15%	3.41%	5.11%	7.05%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	0.39%	0.92%	3.43%	4.97%	6.95%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-3.09%	-2.47%	3.35%	4.97%	6.95%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-0.60%	-0.05%	3.43%	4.73%	6.53%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	2.00%	3.54%	4.08%	5.85%	7.13%
Lipper International Income Fund Average	4.32%	7.52%	6.92%	5.35%	6.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	43.5%
Japan	16.1%
Germany	13.6%
France	7.9%
Short-Term Instruments	4.7%
Other	14.2%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,007.61	$1,003.87	$1,003.87	$1,020.00	$1,016.25	$1,016.25
Expenses Paid During Period†	$5.02	$8.77	$8.77	$5.05	$8.82	$8.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Class A:	PAIIX
	Class B:	PBIIX
	Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	1.05%	2.20%	4.14%	5.35%	6.68%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-2.74%	-1.63%	3.35%	4.95%	6.34%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	0.68%	1.44%	3.37%	4.80%	6.20%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-2.81%	-1.98%	3.28%	4.80%	6.20%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-0.32%	0.47%	3.36%	4.56%	5.88%
JPMorgan GBI Global Index Hedged in USD	2.31%	4.03%	3.94%	5.85%	6.60%
Lipper Global Income Fund Average	3.51%	7.07%	7.05%	5.35%	6.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.8%
Germany	14.3%
Japan	12.8%
France	6.1%
Short-Term Instruments	2.8%
Other	12.2%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,010.50	$1,006.75	$1,006.74	$1,020.25	$1,016.50	$1,016.50
Expenses Paid During Period†	$4.77	$8.53	$8.53	$4.80	$8.57	$8.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	13

PIMCO GNMA Fund	Class A:	PAGNX
	Class B:	PBGNX
	Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

•	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•	Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they lagged GNMA issues.

•	An underweight to 15-year GNMA pass-throughs also detracted from returns as they outpaced 30-year issues.

•	An overweight to 30-year GNMA 5.5% pass-throughs was negative for performance as they lagged other major coupons.

•	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	1.82%	5.26%	3.83%	5.90%	6.02%
PIMCO GNMA Fund Class A (adjusted)	-1.97%	1.31%	3.03%	5.50%	5.62%
PIMCO GNMA Fund Class B	1.45%	4.49%	3.05%	5.33%	5.46%
PIMCO GNMA Fund Class B (adjusted)	-2.03%	0.99%	2.97%	5.33%	5.46%
PIMCO GNMA Fund Class C (adjusted)	0.45%	3.49%	3.05%	5.10%	5.22%
Lehman Brothers GNMA Index	2.18%	5.22%	4.02%	5.75%	5.77%
Lipper GNMA Fund Average	1.87%	4.52%	3.12%	4.99%	5.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.45% for Class A shares and 2.19% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	95.1%
Short-Term Instruments	3.5%
Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,018.24	$1,014.49	$1,014.47	$1,019.10	$1,015.35	$1,015.35
Expenses Paid During Period†	$5.95	$9.72	$9.72	$5.96	$9.72	$9.72

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.18% for Class A, 1.93% for Class B, 1.93% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO High Yield Fund	Class A:	PHDAX
	Class B:	PHDBX
	Class C:	PHDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•

An overweight to the healthcare sector, which outperformed the overall high-yield market, and a concentration to the middle-quality tier within the sector, which led the momentum, was a significant contributor to relative performance.

•	As home construction and real estate bonds underperformed, an underweight to both industry categories benefited performance.

•	An overweight to utility bonds added to returns as the sector outperformed the high-yield market, as a whole, during the period.

•	Security selection in the consumer cyclical sector detracted from performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

•	An underweight to the lodging sector detracted from relative performance as the sector has seen a strong rebound for most of 2007, coming off last year’s lows.

•	Exposure to high-yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

•	Tactically adding exposure to both local currency and U.S. dollar-denominated emerging market sovereigns, which outperformed the high-yield market, added to returns.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class A	0.93%	6.83%	11.33%	5.98%	8.17%
PIMCO High Yield Fund Class A (adjusted)	-2.85%	2.83%	10.48%	5.58%	7.83%
PIMCO High Yield Fund Class B	0.56%	6.05%	10.51%	5.43%	7.80%
PIMCO High Yield Fund Class B (adjusted)	-2.85%	2.55%	10.44%	5.43%	7.80%
PIMCO High Yield Fund Class C (adjusted)	-0.41%	5.05%	10.51%	5.20%	7.38%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	1.02%	7.41%	10.88%	5.84%	7.70%
Lipper High Current Yield Fund Average	0.25%	7.02%	11.10%	4.31%	6.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	62.6%
Short-Term Instruments	16.2%
U.S. Government Agencies	8.0%
Bank Loan Obligations	7.1%
Foreign Currency-Denominated Issues	3.2%
Other	2.9%

*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,009.33	$1,005.61	$1,005.61	$1,020.45	$1,016.70	$1,016.70
Expenses Paid During Period†	$4.57	$8.32	$8.32	$4.60	$8.37	$8.37

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	15

PIMCO Income Fund	Class A:	PONAX
	Class C:	PONCX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

•

Curve positioning, with an emphasis on short and intermediate maturities, was a strong positive for performance, as the slope of the yield curve steepened as measured by the difference between 2- and 30-year yields.

•	An overweight to mortgage-backed securities and asset-backed bonds was a primary detractor from performance as both sectors underperformed like-duration U.S. Treasuries.

•	An underweight to investment-grade corporates and emerging markets benefited performance as increased risk aversion caused these sectors to underperform U.S. Treasuries.

•	Exposure to the high-yield sector detracted from performance as the high-yield sector underperformed like-duration U.S. Treasuries.

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (03/30/07)*
PIMCO Income Fund Class A	2.09%	2.09%
PIMCO Income Fund Class A (adjusted)	-1.94%	-1.94%
PIMCO Income Fund Class C (adjusted)	0.71%	0.71%
Lehman Brothers Aggregate Bond Index	2.31%	2.31%
Lipper Multi-Sector Income Fund Average	1.71%	1.71%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.92% and 1.67% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	38.8%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	11.1%
Mortgage-Backed Securities	10.3%
Asset-Backed Securities	4.7%
Other	1.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,020.86	$1,017.10	$1,003.70	$998.60
Expenses Paid During Period†	$21.52	$26.63	$21.34	$26.38

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (4.26% for Class A, 5.28% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 4.26% for Class A and 5.28% for Class C reflects net annualized expenses after application of an expense reduction of 0.10% and 0.50%, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund	Class A:	PBDAX
	Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to U.S. duration added to performance as U.S. interest rates ended September lower than where they had been six months earlier.

•	The Fund’s yield curve steepening bias in the U.S. and the U.K. enhanced returns.

•

An emphasis on AA- rated bonds benefited performance as they outperformed all lower-quality tiers. However, a small allocation to below investment-grade bonds hindered returns as high-yield bonds underperformed high-grade bonds.

•	Below-index exposure to finance company bonds benefited performance as this sector underperformed the overall corporate market.

•	An above-index position in the banking sector detracted from returns as the banking sub-sector group lagged the corporate market.

•	An underweight to homebuilders benefited performance as the sector underperformed.

•	A below-index allocation to consumer non-cyclical bonds detracted from returns as the sector outperformed the broader market during the six-month period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class A	1.75%	4.78%	5.99%	7.45%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-2.03%	0.87%	5.19%	6.90%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	0.38%	3.00%	5.19%	6.65%
Lehman Brothers Credit Investment Grade Index	1.33%	4.23%	5.02%	6.94%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.69%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Banking & Finance	33.2%
Industrials	26.8%
Utilities	13.8%
U.S. Government Agencies	11.1%
Short-Term Instruments	8.1%
Foreign Currency-Denominated Issues	4.1%
Other	2.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.52	$1,013.78	$1,020.45	$1,016.70
Expenses Paid During Period†	$4.59	$8.36	$4.60	$8.37

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	17

PIMCO Long-Term U.S. Government Fund	Class A:	PFGAX
	Class B:	PFGBX
	Class C:	PFGCX

Portfolio Insights

•

Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises.

•

Duration positioning during the six-month period detracted from relative performance. An above-index duration during the second quarter detracted value as yields rose across most maturities and a below-index duration during the third quarter of 2007 further decreased relative performance as yields declined across all maturities.

•

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened by 0.58%. Most of the yield curve movement was seen in the third quarter as the change in the two- to 30-year yield spread increased 0.59%.

•

An allocation to long interest rate swaps during the second quarter of 2007 negatively affected relative performance as spreads widened across all maturities. However, exposure to long swaps during the third quarter positively contributed to results as swap spreads narrowed.

•	An out-of-benchmark allocation to long Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the six-month reporting period.

•	Exposure to corporates detracted from results as they underperformed compared to like-duration U.S. Treasuries during the second and third quarters of 2007.

•	A small out-of benchmark allocation to Treasury Inflation-Protected Securities positively affected performance over the six-month reporting period as they outperformed like-duration U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Class A	1.56%	3.26%	3.79%	6.98%	8.91%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-2.25%	-0.62%	3.00%	6.57%	8.60%
PIMCO Long-Term U.S. Government Fund Class B	1.19%	2.50%	3.02%	6.42%	8.56%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	-2.28%	-0.96%	2.93%	6.42%	8.56%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	0.19%	1.51%	3.02%	6.18%	8.11%
Lehman Brothers Long-Term Treasury Index	2.85%	4.44%	4.47%	7.23%	8.57%
Lipper General U.S. Government Fund Average	1.73%	3.87%	2.60%	4.92%	5.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.875% for Class A shares and 1.625% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	50.5%
U.S. Treasury Obligations	14.5%
Corporate Bonds & Notes	11.6%
Mortgage-Backed Securities	10.0%
Short-Term Instruments	6.9%
Asset-Backed Securities	6.3%
Other	0.2%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,015.63	$1,011.89	$1,011.87	$1,020.55	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.48	$8.25	$8.25	$4.50	$8.27	$8.27

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.875% for Class A, 1.625% for Class B, 1.625% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Low Duration Fund	Class A:	PTLAX
	Class B:	PTLBX
	Class C:	PTLCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

•	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

•	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

•	Credit exposure, especially to financial firms, detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

•	Exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries during the period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as front-end yields rose in the U.K. during the period.

•	Currency exposure, especially to the Brazilian real, benefited performance as the U.S. dollar depreciated against a broad basket of currencies during the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class A	3.16%	5.50%	3.09%	4.60%	6.25%
PIMCO Low Duration Fund Class A (adjusted)	0.84%	3.13%	2.62%	4.37%	6.09%
PIMCO Low Duration Fund Class B	2.78%	4.72%	2.33%	4.06%	5.98%
PIMCO Low Duration Fund Class B (adjusted)	-2.22%	-0.28%	1.97%	4.06%	5.98%
PIMCO Low Duration Fund Class C (adjusted)	1.91%	3.98%	2.58%	4.09%	5.73%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	6.02%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	5.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.35% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	19.3%
Mortgage-Backed Securities	17.6%
Asset-Backed Securities	5.6%
Other	5.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,031.63	$1,027.83	$1,029.11	$1,020.75	$1,017.00	$1,018.25
Expenses Paid During Period†	$4.32	$8.11	$6.85	$4.29	$8.07	$6.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	19

PIMCO Money Market Fund	Class A:	PYAXX
	Class B:	PYCXX
	Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund maintained its AAA- average credit quality during the period by investing in high-credit quality, short-maturity money market securities with limited interest rate risk.

•	Holdings in commercial paper, floating rate notes, and agency securities provided attractive yields compared to like-duration U.S. Treasuries.

•	Tactical exposure to short-maturity notes enhanced yield while money market yield curves were inverted.

•	High-quality (A1/P1) commercial paper yields decreased by about 0.25% to 5.02%, which was a smaller decrease than the 0.50% reduction in the Federal Funds Rate later in the period.

Average Annual Total Return for the period ended September 30, 2007
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Class A	4.71%	4.76%	2.39%	4.86%	2.47%	3.37%	3.75%
PIMCO Money Market Fund Class B	3.82%	3.86%	1.93%	4.19%	1.98%	2.83%	3.35%
PIMCO Money Market Fund Class C	4.72%	4.76%	2.39%	4.86%	2.47%	3.39%	3.76%
Citigroup 3-Month Treasury Bill Index	—	—	2.44%	5.01%	2.83%	3.65%	4.04%
Lipper Money Market Fund Average	—	—	2.26%	4.56%	2.24%	3.19%	3.72%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57%, 1.47%, and 0.57% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Commercial Paper	85.1%
Certificates Of Deposit	8.6%
Corporate Bonds & Notes	6.2%
Repurchase Agreements	0.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,023.85	$1,019.29	$1,023.87	$1,022.15	$1,017.65	$1,022.15
Expenses Paid During Period†	$2.88	$7.42	$2.88	$2.88	$7.41	$2.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Class A, 1.47% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Mortgage-Backed Securities Fund (Formerly PIMCO Total Return Mortgage Fund)	Class A:	PMRAX
	Class B:	PMRBX
	Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Effective 07/31/2007, the PIMCO Total Return Mortgage Fund changed its name to PIMCO Mortgage-Backed Securities Fund.

•	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

•	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•

An overweight to 30-year conventional 5% and 5.5% pass-throughs (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

•	An overweight to 15-year conventional 5% pass-throughs also detracted from returns as they were the worst performing major 15-year coupon during the period.

•	An underweight to 30-year GNMA issues for most of the period was negative for performance as they outperformed conventional issues.

•	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class A	1.91%	5.33%	4.15%	6.13%	6.19%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-1.93%	1.41%	3.37%	5.72%	5.79%
PIMCO Mortgage-Backed Securities Fund Class B	1.54%	4.55%	3.39%	5.57%	5.65%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-1.95%	1.05%	3.30%	5.57%	5.65%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	0.54%	3.55%	3.38%	5.33%	5.40%
Lehman Brothers Mortgage Index	2.08%	5.33%	4.13%	5.83%	5.84%
Lipper U.S. Mortgage Fund Average	1.36%	4.07%	3.33%	5.05%	5.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	87.4%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	3.4%
Asset-Backed Securities	2.2%
Corporate Bonds & Notes	0.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.15	$1,015.40	$1,015.39	$1,019.30	$1,015.55	$1,015.55
Expenses Paid During Period†	$5.75	$9.52	$9.52	$5.76	$9.52	$9.52

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.14% for Class A, 1.89% for Class B, 1.89% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	21

PIMCO Short-Term Fund	Class A:	PSHAX
	Class B:	PTSBX
	Class C:	PFTCX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve helped in part by the 0.50% reduction in the Federal Funds Rate by the Federal Reserve in September.

•	A curve-steepening strategy, which included being overweight short-term securities and underweight longer-maturity bonds, helped performance as the yield curve steepened.

•	Exposure to mortgage-backed securities detracted from performance as mortgages underperformed like-duration U.S. Treasuries.

•	Credit sensitive sectors, including corporates, emerging markets, and asset-backed securities, delivered negative returns over the six-month period, which detracted from performance.

•	Foreign currency positions delivered positive price returns as the U.S. dollar depreciated against major currencies, which benefited performance.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class A	1.99%	4.26%	2.92%	3.89%	5.04%
PIMCO Short-Term Fund Class A (adjusted)	-0.31%	1.91%	2.45%	3.66%	4.94%
PIMCO Short-Term Fund Class B	1.61%	3.49%	2.15%	3.36%	4.77%
PIMCO Short-Term Fund Class B (adjusted)	-3.37%	-1.48%	1.78%	3.36%	4.77%
PIMCO Short-Term Fund Class C (adjusted)	0.84%	2.96%	2.61%	3.59%	4.73%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.65%	4.64%
Lipper Ultra-Short Obligations Fund Average	1.19%	3.61%	2.67%	3.82%	4.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80%, 1.55%, and 1.10% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	34.0%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	21.4%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	8.9%
Other	2.5%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.91	$1,016.13	$1,018.39	$1,020.75	$1,017.00	$1,019.25
Expenses Paid During Period†	$4.29	$8.06	$5.80	$4.29	$8.07	$5.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.15% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A, Class B and Class C Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.04, $7.81 and $5.55 for Class A, Class B and Class C Shares, respectively, based upon the Fund’s actual performance, and $4.04, $7.82 and $5.55 for Class A, Class B and Class C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

33%: Lehman Brothers Global Aggregate-Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	23

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

24	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Lukoil Finance Ltd.
5.829% due 01/11/2009	$4,830	$4,805

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,937

Total Bank Loan Obligations (Cost $9,787)		9,742

CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 28.9%
American Express Bank FSB
5.196% due 06/22/2009	2,900	2,889
5.826% due 06/12/2009	4,750	4,731

American Express Centurion Bank
5.674% due 04/17/2009	10,000	9,963
5.819% due 05/07/2008	1,700	1,697
5.912% due 12/17/2009	1,400	1,394

American Express Credit Corp.
5.562% due 05/19/2009	1,400	1,395

American Honda Finance Corp.
5.784% due 03/09/2009	1,100	1,100

American International Group, Inc.
5.210% due 06/23/2008	2,300	2,301
5.802% due 06/16/2009	6,100	6,142

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,619

Banco Santander Chile
6.074% due 12/09/2009	12,000	12,018

Bank of America Corp.
5.208% due 09/25/2009	23,000	22,932
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.505% due 02/27/2009	4,500	4,489
5.646% due 12/18/2008	5,650	5,647
5.704% due 06/12/2009	6,000	5,985

Bank of Ireland
5.608% due 12/19/2008	2,000	1,999
5.696% due 12/18/2009	43,450	43,331

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	10,750	10,649
5.588% due 01/31/2011	13,500	13,121
5.660% due 01/30/2009	9,900	9,812
5.760% due 07/19/2010	30,800	30,279

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	23,900	23,770
5.550% due 08/11/2009	9,000	8,960
5.570% due 05/18/2009	13,200	13,156
5.794% due 03/10/2009	7,100	7,083

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	8,945

CIT Group, Inc.
5.510% due 01/30/2009	29,750	28,705
5.668% due 12/19/2007	17,500	17,407
5.708% due 08/15/2008	1,400	1,379

Citigroup Funding, Inc.
5.685% due 03/02/2009	31,600	31,609

Citigroup, Inc.
5.228% due 12/28/2009	19,000	18,936
5.240% due 12/26/2008	2,900	2,899
5.600% due 05/18/2011	8,900	8,890
5.660% due 05/18/2010	12,800	12,704

Colvis Finance
8.000% due 02/02/2009	10,710	10,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth Bank of Australia
5.860% due 06/08/2009	$1,600	$1,599

Credit Agricole S.A.
5.505% due 05/28/2009	3,900	3,904
5.555% due 05/28/2010	32,900	32,946

DnB NORBank ASA
5.430% due 10/13/2009	1,500	1,501

El Paso Performance-Linked Trust
7.750% due 07/15/2011	300	310

Export-Import Bank of Korea
4.125% due 02/10/2009	2,900	2,862
4.250% due 11/27/2007	29,617	29,565
4.250% due 11/06/2008	1,404	1,390
4.500% due 08/12/2009	12,600	12,470
5.711% due 06/01/2009	15,800	15,825

Ford Motor Credit Co.
5.625% due 10/01/2008	2,000	1,955
5.800% due 01/12/2009	1,200	1,159
8.359% due 11/02/2007	10,772	10,780

Fortis Bank NY
5.238% due 09/28/2009	16,400	16,417

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	607

General Electric Capital Corp.
5.390% due 10/26/2009	2,600	2,588
5.420% due 10/06/2010	6,100	6,030
5.480% due 04/10/2012	24,000	23,714
5.628% due 08/15/2011	2,800	2,767
5.734% due 03/12/2010	8,900	8,859
5.794% due 06/15/2009	1,200	1,197
5.814% due 12/15/2009	13,400	13,359

General Motors Acceptance Corp.
6.360% due 09/23/2008	24,400	24,042

GMAC LLC
6.808% due 05/15/2009	6,700	6,455

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	3,000	2,991
5.300% due 12/22/2008	21,600	21,541
5.300% due 06/23/2009	9,000	8,973
5.460% due 07/29/2008	18,900	18,877
5.470% due 11/10/2008	11,700	11,679
5.610% due 11/16/2009	6,300	6,289
5.821% due 03/02/2010	14,500	14,438

HBOS Treasury Services PLC
5.400% due 07/17/2009	15,300	15,272
5.752% due 07/17/2008	1,500	1,499
5.784% due 12/08/2010	20,100	20,024

HSBC Bank USA N.A.
5.833% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
5.420% due 10/21/2009	2,400	2,387
5.500% due 05/21/2008	1,700	1,699
5.784% due 03/12/2010	1,300	1,291
5.809% due 12/05/2008	1,500	1,498
5.810% due 11/16/2009	8,700	8,750
5.824% due 09/15/2008	14,400	14,395
6.538% due 11/13/2007	5,800	5,811

IBM International Group Capital LLC
5.550% due 02/13/2009	31,600	31,551

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,249

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,749

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,840

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.700% due 04/20/2009	$3,900	$3,893
5.719% due 05/24/2010	9,000	8,925
5.760% due 01/15/2010	5,000	4,988

John Deere Capital Corp.
5.382% due 09/25/2008	20,600	20,601
5.410% due 04/15/2008	12,010	12,018
5.410% due 07/15/2008	9,000	9,009

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.282% due 06/25/2010	19,700	19,578
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	8,100	8,095
5.869% due 05/07/2010	8,400	8,388

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	1,700	1,681
5.260% due 12/23/2008	11,585	11,459
5.420% due 12/23/2010	5,900	5,710
5.450% due 10/22/2008	7,900	7,846
5.450% due 01/23/2009	9,000	8,874
5.450% due 04/03/2009	4,400	4,332
5.600% due 08/21/2009	22,000	21,482
5.630% due 11/16/2009	6,300	6,150

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	1,600	1,595
5.400% due 10/23/2008	3,500	3,491
5.450% due 01/30/2009	9,500	9,461
5.665% due 08/14/2009	11,700	11,625
5.794% due 06/16/2008	3,000	2,999

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,600	2,580

Morgan Stanley
5.189% due 11/21/2008	1,400	1,393
5.410% due 05/07/2009	1,100	1,092
5.450% due 01/15/2010	8,800	8,693
5.470% due 02/09/2009	10,400	10,341
5.600% due 01/22/2009	8,900	8,882

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.765% due 09/11/2009	23,400	23,459

Pemex Finance Ltd.
9.690% due 08/15/2009	5,055	5,258

Petroleum Export Ltd.
4.623% due 06/15/2010	7,305	7,209
4.633% due 06/15/2010	843	832
5.265% due 06/15/2011	10,296	10,285

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	8,500	8,499
5.410% due 07/21/2008	1,900	1,899

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,800	1,799
5.420% due 02/06/2009	15,000	14,972
5.729% due 11/20/2009	9,000	8,969

Sistema Finance S.A.
10.250% due 04/14/2008	6,850	6,934

SLM Corp.
5.500% due 07/27/2009	31,700	30,485
5.560% due 01/26/2009	4,300	4,185

Spinnaker Capital Ltd.
17.194% due 06/15/2008	1,000	1,051

UBS AG
5.350% due 07/23/2009	18,400	18,323

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,096

Universal City Florida Holding Co. I
10.106% due 05/01/2010	6,500	6,598

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ventas Realty LP
8.750% due 05/01/2009	$1,800	$1,868

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	32,600	32,348

Wachovia Bank N.A.
5.330% due 10/03/2008	2,300	2,296
5.494% due 02/23/2009	4,250	4,245
5.565% due 05/25/2010	9,000	8,967
5.691% due 12/02/2010	9,000	8,953

Wachovia Corp.
5.410% due 10/28/2008	6,000	5,998
5.490% due 10/15/2011	22,800	22,559
5.671% due 12/01/2009	19,500	19,457
5.814% due 03/15/2011	9,000	8,937

Wells Fargo & Co.
5.270% due 03/23/2010	26,400	26,299
5.450% due 01/24/2012	3,700	3,667
5.794% due 09/15/2009	3,700	3,698

Westpac Banking Corp.
5.758% due 06/06/2008	3,500	3,497

World Savings Bank FSB
5.396% due 05/08/2009	500	501
5.638% due 06/20/2008	1,600	1,601
5.746% due 03/02/2009	5,650	5,670

		1,385,129

INDUSTRIALS 10.1%
Albertson’s, Inc.
6.950% due 08/01/2009	500	508

Amgen, Inc.
5.585% due 11/28/2008	16,300	16,321

Anadarko Petroleum Corp.
6.094% due 09/15/2009	22,900	22,778

Cablevision Systems Corp.
9.644% due 04/01/2009	5,000	5,175

Cisco Systems, Inc.
5.575% due 02/20/2009	2,700	2,696

Comcast Corp.
5.660% due 07/14/2009	9,000	8,959

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	1,800	1,794

Cox Communications, Inc.
6.253% due 12/14/2007	9,000	9,008

CSC Holdings, Inc.
7.250% due 07/15/2008	500	502
7.875% due 12/15/2007	4,100	4,115

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	11,685

CVS Caremark Corp.
5.921% due 06/01/2010	2,600	2,593

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	9,300	9,227
6.053% due 03/13/2009	2,100	2,087
6.133% due 03/13/2009	8,500	8,469

Dex Media East LLC
9.875% due 11/15/2009	3,404	3,498

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,373

Equistar Chemicals LP
10.125% due 09/01/2008	971	1,007

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,690

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.819% due 12/16/2009	$1,800	$1,778

Kimberly-Clark Corp.
5.460% due 07/30/2010	12,400	12,412

Kraft Foods, Inc.
6.000% due 08/11/2010	3,100	3,104

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,484
9.500% due 08/01/2008	500	514

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,350	1,357

MMK Finance S.A.
8.000% due 10/21/2008	4,992	5,029

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,052
6.180% due 12/03/2012	5,245	5,244
7.160% due 10/15/2009	15,888	16,324
8.500% due 02/15/2008	25,473	25,760
9.375% due 12/02/2008	300	314

Qwest Communications International, Inc.
9.058% due 02/15/2009	3,933	3,992

Roseton
7.270% due 11/08/2010	1,400	1,406

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,000

Safeway, Inc.
5.550% due 03/27/2009	2,000	2,003

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	148,534	162,567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	3,800	4,011

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	22,920	23,103

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	5,600	5,604

Time Warner, Inc.
5.730% due 11/13/2009	8,000	7,910

Transocean, Inc.
5.869% due 09/05/2008	9,000	8,986

United Technologies Corp.
5.691% due 06/01/2009	1,700	1,701

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	3,800	3,802

Walt Disney Co.
5.430% due 07/16/2010	6,200	6,178
5.824% due 09/10/2009	24,450	24,374

Weyerhaeuser Co.
6.210% due 09/24/2009	9,500	9,522

Xerox Corp.
6.396% due 12/18/2009	3,600	3,619

		484,004

UTILITIES 4.1%
America Movil SAB de C.V.
5.300% due 06/27/2008	36,900	36,909

AT&T, Inc.
5.460% due 02/05/2010	4,700	4,686
5.648% due 05/15/2008	6,200	6,201
5.785% due 11/14/2008	10,700	10,712

BellSouth Corp.
4.240% due 04/26/2021	11,250	11,186
5.658% due 08/15/2008	15,300	15,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
9.875% due 10/15/2007	$2,000	$2,005

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,300	3,289
8.000% due 06/15/2010	500	536

Dominion Resources, Inc.
5.755% due 11/14/2008	1,600	1,601

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,398	3,606

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	100	102

Entergy Gulf States, Inc.
6.474% due 12/08/2008	6,300	6,324

Florida Power Corp.
5.975% due 11/14/2008	22,700	22,729

Korea Electric Power Corp.
6.338% due 12/20/2007	1,200	1,202

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	19,611	19,735

Ohio Power Co.
5.540% due 04/05/2010	5,750	5,693

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	500	502

Qwest Corp.
5.625% due 11/15/2008	2,900	2,911

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	5,314	5,269

Romanian Thermal Power Plants
9.143% due 12/23/2007	2,757	2,777

Southern California Edison Co.
5.778% due 12/13/2007	9,300	9,305

Telefonica Emisones SAU
5.888% due 06/19/2009	5,000	4,997

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	16,877	16,811

Termoelectrica S.A.
8.905% due 12/18/2007	1,586	1,597

TXU Electric Delivery Co.
6.069% due 09/16/2008	500	495

TXU Energy Co. LLC
6.194% due 09/16/2008	500	501

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	700	719

Vodafone Group PLC
5.288% due 12/28/2007	1,200	1,199

		198,888

Total Corporate Bonds & Notes (Cost $2,075,637)		2,068,021

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
4.802% due 11/01/2035	723	724
5.000% due 02/25/2017	322	321
5.191% due 12/25/2036 - 07/25/2037	6,846	6,771
6.205% due 06/01/2043 - 09/01/2044	4,415	4,450

Freddie Mac
4.483% due 08/01/2035	131	131
4.500% due 04/15/2019	55	55
5.000% due 08/15/2016 - 11/15/2029	4,390	4,374

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.391% due 08/25/2031	$528	$530
5.411% due 09/25/2031	512	512
5.982% due 02/15/2019	76,636	76,439
6.000% due 06/01/2037 - 10/01/2037	30,800	30,841
6.102% due 12/15/2030	1,141	1,142
6.205% due 02/25/2045	3,674	3,695

Total U.S. Government Agencies (Cost $130,312)		129,985

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	1,726	1,731

American Home Mortgage Investment Trust
5.281% due 09/25/2035	392	391

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,900	1,900

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	953	953

Banc of America Funding Corp.
6.144% due 01/20/2047	2,514	2,521

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,592	1,600

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,448	41,784
4.487% due 02/25/2034	2,657	2,622
4.550% due 08/25/2035	23,245	23,190
4.607% due 07/25/2033	29,592	29,180
4.854% due 04/25/2034	1,654	1,635

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	11,206	11,194
5.905% due 01/25/2036	4,203	4,225

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,468	1,474

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,625	1,619

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	9,688	9,650
5.700% due 01/25/2037	11,611	11,531
5.793% due 12/26/2046	5,207	5,184

CC Mortgage Funding Corp.
5.261% due 05/25/2048	1,762	1,720

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	321	320

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,670	9,446
4.677% due 08/25/2035	1,779	1,763
4.748% due 08/25/2035	11,868	11,753

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	409	409
6.455% due 05/15/2032	1,539	1,549

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	757	756
5.311% due 05/25/2047	2,113	2,045
5.676% due 02/20/2047	2,578	2,516
5.983% due 02/25/2036	747	726

Countrywide Home Loan Mortgage Pass-Through Trust
4.853% due 04/20/2035	6,812	6,753

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	4,819	4,781

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,099	1,097
5.211% due 02/25/2037	1,067	1,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 03/25/2037	$1,050	$1,049
5.221% due 08/25/2037	2,504	2,486

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,338	1,329
5.371% due 08/25/2035	1,912	1,902

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	4,587	4,595

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	2,254	2,239
5.211% due 01/25/2047	1,360	1,329
5.401% due 11/25/2045	412	405

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	3,084	3,062

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,785	1,769
5.898% due 06/06/2020	20	20

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	5,182	5,145
5.261% due 04/19/2038	1,146	1,117
5.592% due 01/19/2038	1,061	1,056
5.692% due 01/19/2038	3,988	3,896
5.742% due 03/19/2037	3,756	3,693

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,074	1,073

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,209	1,203
5.221% due 11/25/2046	1,107	1,101

JPMorgan Mortgage Trust
5.023% due 02/25/2035	6,906	6,694

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,721	1,720

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	3,600	3,554
5.241% due 05/25/2047	402	401

Merrill Lynch Floating Trust
5.822% due 06/15/2022	1,526	1,517

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,066	8,001

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	13,130	12,814
5.381% due 11/25/2035	3,844	3,741
6.131% due 10/25/2035	2,173	2,135

Morgan Stanley Capital I
5.812% due 10/15/2020	2,071	2,062

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	2,972	2,975

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	1,219	1,207
5.431% due 08/25/2035	1,110	1,082

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,546	1,542

Sequoia Mortgage Trust
4.082% due 04/20/2035	904	894

Structured Adjustable Rate Mortgage Loan Trust
4.914% due 07/25/2034	4,816	4,790
5.349% due 01/25/2035	1,824	1,815
5.535% due 08/25/2035	1,275	1,275

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	3,066	3,053
5.231% due 09/25/2047	3,987	3,962
5.261% due 03/25/2037	532	530
5.321% due 06/25/2036	913	894
5.351% due 05/25/2036	3,672	3,592
5.752% due 07/19/2035	9,807	9,589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
4.080% due 06/25/2033	$4,678	$4,622
5.322% due 10/25/2035	1,216	1,205

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	608	607
5.241% due 01/25/2037	1,057	1,054

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	2,350	2,322
5.251% due 03/25/2046	1,500	1,491
5.251% due 10/25/2046	11,905	11,733

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	24,022	23,935

Washington Mutual, Inc.
4.208% due 06/25/2033	1,803	1,787
5.421% due 08/25/2045	147	146
5.713% due 01/25/2047	1,374	1,358
5.777% due 10/25/2046	2,142	2,129
5.793% due 12/25/2046	1,468	1,444
5.983% due 02/25/2046	1,498	1,455
6.183% due 11/25/2042	789	792
6.483% due 09/25/2046	4,124	4,099

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,766	1,750

Total Mortgage-Backed Securities (Cost $380,164)		381,933

ASSET-BACKED SECURITIES 7.7%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,165	1,158
5.291% due 09/25/2035	25	25

ACE Securities Corp.
5.181% due 08/25/2036	2,315	2,294
5.181% due 12/25/2036	1,092	1,084
5.201% due 12/25/2035	745	743
5.211% due 10/25/2036	2,439	2,428
5.221% due 06/25/2037	1,140	1,135

American Express Credit Account Master Trust
5.752% due 01/18/2011	1,350	1,348
5.862% due 09/15/2010	2,900	2,901

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	701	701

Argent Securities, Inc.
5.171% due 06/25/2036	232	232
5.181% due 09/25/2036	2,180	2,170
5.181% due 10/25/2036	4,737	4,701
5.201% due 04/25/2036	174	174
5.211% due 03/25/2036	611	611

Asset-Backed Funding Certificates
5.171% due 09/25/2036	2,839	2,827
5.191% due 10/25/2036	1,903	1,892
5.191% due 11/25/2036	992	986
5.191% due 01/25/2037	3,092	3,075
5.481% due 06/25/2034	5,094	4,979

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	797	793
5.181% due 12/25/2036	987	980
5.211% due 05/25/2037	1,075	1,066

Atrium CDO Corp.
5.790% due 06/27/2015	1,200	1,192

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	4,800	4,772

Bank One Issuance Trust
5.862% due 02/15/2011	700	700

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,035	1,028
5.211% due 12/25/2035	152	152
5.211% due 10/25/2036	1,210	1,204

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.221% due 04/25/2036	$553	$552
5.331% due 09/25/2034	470	469
6.502% due 10/25/2037	5,500	5,481

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	533	531
5.181% due 01/25/2037	976	969
5.825% due 10/25/2035	933	918

Chase Credit Card Master Trust
5.862% due 10/15/2010	1,600	1,600
5.862% due 02/15/2011	1,500	1,499
5.872% due 02/15/2010	2,425	2,425

Chase Issuance Trust
5.762% due 12/15/2010	1,700	1,700
5.772% due 02/15/2012	1,155	1,152

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	1,800	1,776
5.460% due 01/15/2010	1,400	1,400
5.530% due 02/07/2010	1,100	1,101

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	1,100	1,103

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,209	1,199
5.181% due 11/25/2036	962	958
5.191% due 05/25/2037	2,045	2,025
5.201% due 01/25/2037	1,216	1,213
5.545% due 08/25/2036	2,123	2,114

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	5,846	5,818
5.181% due 01/25/2037	1,573	1,568
5.181% due 03/25/2037	3,237	3,222
5.181% due 05/25/2037	9,901	9,840
5.181% due 07/25/2037	1,287	1,279
5.181% due 08/25/2037	2,092	2,078
5.181% due 12/25/2046	2,284	2,273
5.181% due 03/25/2047	3,515	3,496
5.191% due 03/25/2037	3,163	3,148
5.191% due 09/25/2046	646	644
5.201% due 06/25/2036	465	465
5.201% due 07/25/2036	494	493
5.201% due 06/25/2037	1,093	1,085
5.211% due 06/25/2037	1,212	1,202
5.211% due 10/25/2037	994	987
5.231% due 09/25/2047	1,211	1,202
5.241% due 10/25/2046	4,498	4,477
5.261% due 07/25/2036	296	295
5.291% due 02/25/2036	1,054	1,048
5.311% due 09/25/2036	1,100	1,085

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,057	1,050
5.221% due 12/25/2037	973	967

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,371	1,370

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	634	631
5.171% due 09/25/2036	703	696
5.171% due 01/25/2038	1,092	1,086
5.181% due 11/25/2036	14,020	13,820
5.181% due 12/25/2036	785	779
5.201% due 01/25/2036	212	212
5.201% due 12/25/2037	1,089	1,081
5.221% due 01/25/2036	1,297	1,292

First NLC Trust
5.201% due 08/25/2037	2,975	2,962

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,100	1,100

Fremont Home Loan Trust
5.181% due 10/25/2036	977	970
5.191% due 01/25/2037	1,210	1,197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.201% due 02/25/2037	$4,190	$4,174
5.301% due 01/25/2036	891	889

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,746	1,736

GS Auto Loan Trust
5.344% due 07/15/2008	1,438	1,439

GSAA Trust
5.241% due 06/25/2035	606	605

GSAMP Trust
5.201% due 09/25/2036	2,566	2,554
5.201% due 10/25/2036	484	467
5.201% due 12/25/2036	1,187	1,174

Harley-Davidson, Inc.
5.310% due 05/15/2008	341	341

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	708	704

Home Equity Asset Trust
5.191% due 05/25/2037	1,227	1,219

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	259	259

HSBC Asset Loan Obligation
5.191% due 12/25/2036	1,235	1,232

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,255	1,246
5.181% due 12/25/2036	7,175	7,112
5.191% due 05/25/2037	1,925	1,903
5.211% due 12/25/2035	948	944

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	515	514
5.181% due 11/25/2036	1,707	1,701
5.191% due 04/25/2037	991	985
5.211% due 07/25/2037	1,074	1,066
5.221% due 03/25/2036	1,410	1,408
5.261% due 04/25/2037	898	892

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	1,329	1,327

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	953	949
5.181% due 08/25/2036	4,493	4,461
5.181% due 10/25/2036	1,212	1,198
5.201% due 03/25/2036	737	735
5.201% due 11/25/2036	1,034	1,028
5.211% due 08/25/2036	2,457	2,439
5.211% due 03/25/2037	925	918
5.241% due 08/25/2036	5,200	5,100
5.341% due 06/25/2035	179	179
5.380% due 04/01/2037	908	900

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,004	999

Lehman XS Trust
5.201% due 05/25/2046	564	563
5.211% due 04/25/2046	1,808	1,804
5.211% due 08/25/2046	2,612	2,592
5.211% due 11/25/2046	4,726	4,633
5.221% due 05/25/2046	2,207	2,198
5.251% due 11/25/2036	2,983	2,979

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 07/25/2036	1,228	1,223
5.171% due 11/25/2036	1,053	1,047
5.191% due 10/25/2036	1,717	1,707
5.191% due 05/25/2046	683	682
5.201% due 03/25/2036	694	694
5.211% due 02/25/2036	404	403
5.221% due 01/25/2046	854	852
5.411% due 10/25/2034	893	871

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	$811	$805
5.181% due 03/25/2036	986	982
5.181% due 01/25/2037	714	709
5.191% due 10/25/2036	426	425
5.191% due 11/25/2036	1,148	1,142
5.211% due 01/25/2036	1,676	1,672
5.211% due 05/25/2037	905	895
5.281% due 11/25/2035	1,161	1,157

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	3,300	3,302

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	1,414	1,402

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	547	545
5.181% due 05/25/2037	3,298	3,281
5.191% due 10/25/2037	1,344	1,335
5.201% due 08/25/2036	7,219	7,196
5.201% due 02/25/2037	870	868
5.201% due 07/25/2037	3,360	3,336
5.211% due 09/25/2037	5,269	5,244

Morgan Stanley ABS Capital I
5.171% due 06/25/2036	576	574
5.171% due 10/25/2036	1,131	1,123
5.171% due 01/25/2037	1,222	1,213
5.181% due 09/25/2036	2,196	2,184
5.181% due 10/25/2036	1,037	1,031
5.181% due 11/25/2036	2,134	2,119
5.191% due 03/25/2036	977	975
5.191% due 05/25/2037	2,068	2,052
5.201% due 02/25/2036	1,857	1,853
5.251% due 02/25/2036	1,400	1,388

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,027	1,019

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,166	1,158
5.191% due 06/25/2037	1,032	1,026

Nelnet Student Loan Trust
5.182% due 09/25/2012	602	603

New Century Home Equity Loan Trust
5.201% due 08/25/2036	1,898	1,891
5.311% due 05/25/2036	1,400	1,380

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	407	406

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	169	169

Option One Mortgage Loan Trust
5.181% due 07/25/2036	554	552
5.181% due 01/25/2037	1,075	1,069

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	1,090	1,078

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	863	860
5.201% due 02/25/2037	982	976
5.211% due 02/25/2036	317	316
5.211% due 10/25/2036	3,467	3,440
5.231% due 08/25/2046	868	861

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,500	1,494
5.171% due 08/25/2036	1,974	1,969
5.191% due 04/25/2036	1,538	1,532
5.191% due 01/25/2037	1,212	1,203
5.201% due 02/25/2036	600	599
5.201% due 07/25/2036	2,635	2,626
5.201% due 11/25/2036	3,256	3,234
5.211% due 01/25/2036	423	423
5.211% due 10/25/2036	2,597	2,581
5.241% due 04/25/2037	1,162	1,153
5.251% due 04/25/2036	3,700	3,668

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	$73	$73

Saxon Asset Securities Trust
5.191% due 11/25/2036	4,476	4,453

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,193
5.181% due 09/25/2036	1,088	1,079
5.191% due 03/25/2036	724	720
5.191% due 12/25/2036	1,518	1,506
5.211% due 11/25/2036	1,138	1,127

SLC Student Loan Trust
5.538% due 02/15/2015	4,630	4,621

SLM Student Loan Trust
3.800% due 12/15/2038	750	735
5.330% due 10/25/2012	235	235
5.330% due 07/25/2013	592	592
5.340% due 04/25/2012	563	563
5.340% due 04/25/2014	2,047	2,047
5.350% due 10/27/2014	1,050	1,051
5.350% due 10/25/2016	924	924
5.350% due 07/25/2017	838	838
5.350% due 10/25/2018	1,021	1,017
5.400% due 10/25/2016	5,000	5,001
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	3,599	3,578
5.191% due 11/25/2036	2,432	2,418
5.191% due 12/25/2036	786	780
5.211% due 01/25/2037	958	952
5.211% due 06/25/2037	928	921
5.231% due 10/25/2036	758	755
5.361% due 06/25/2035	104	104

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	808	802
5.176% due 11/25/2037	1,044	1,037
5.191% due 02/25/2037	460	457

Structured Asset Investment Loan Trust
5.181% due 07/25/2036	759	750

Structured Asset Securities Corp.
4.900% due 04/25/2035	675	667
5.181% due 10/25/2036	4,368	4,324
5.211% due 01/25/2037	1,042	1,030

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	311	311

USAA Auto Owner Trust
5.337% due 07/11/2008	721	721

Wachovia Auto Owner Trust
5.337% due 06/20/2008	911	911
5.340% due 07/18/2008	1,000	1,000

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	1,130	1,119
5.191% due 10/25/2036	1,185	1,177

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	1,100	1,094
5.231% due 03/25/2037	1,140	1,133

Total Asset-Backed Securities (Cost $372,813)		370,641

SOVEREIGN ISSUES 11.7%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008	36,815	36,649

Chile Government International Bond
5.760% due 01/28/2008	27,035	27,069

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		$10,750	$10,806

Korea Development Bank
3.875% due 03/02/2009		14,970	14,676
4.250% due 11/13/2007		11,100	11,089
4.750% due 07/20/2009		26,500	26,325
5.478% due 10/31/2008		28,500	28,478
5.500% due 04/03/2010		38,100	37,971
5.760% due 10/20/2009		39,613	39,638

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,495
6.060% due 01/13/2009		229,000	230,202

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,392

Russia Government International Bond
8.250% due 03/31/2010		32,934	34,318

Ukraine Government International Bond
8.693% due 08/05/2009		54,475	57,353

Venezuela Government International Bond
6.312% due 12/18/2007		369	370

Total Sovereign Issues (Cost $563,502)			563,831

FOREIGN CURRENCY-DENOMINATED ISSUES 7.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,861

Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	9,500	13,546

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	196,876	98,662

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,585
6.000% due 05/15/2045		11,250	9,868
10.000% due 01/01/2012		324,880	168,928

Colombia Government International Bond
9.850% due 06/28/2027	COP	28,145,000	13,402
12.000% due 10/22/2015		28,500,000	15,485

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	3,054

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,944
13.000% due 08/31/2010		93,700	14,987

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	20,967

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	248,701	10,298

Total Foreign Currency-Denominated Issues (Cost $360,123)			377,587

SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$2,600	2,601

Barclays Bank PLC
5.470% due 08/10/2009		15,800	15,814

Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,502

Dexia S.A.
5.270% due 09/29/2008		4,100	4,101

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.074% due 06/30/2008		$6,300	$6,302
5.265% due 04/28/2008		1,800	1,801
5.300% due 09/30/2008		4,100	4,101

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,400	1,402

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,800	1,799
5.308% due 05/28/2008		4,500	4,500
5.308% due 04/09/2009		8,300	8,289

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		8,700	8,692

Skandinav Enskilda BK
5.272% due 10/03/2007		1,800	1,800
5.340% due 08/21/2008		1,500	1,499

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		1,800	1,800
5.490% due 02/13/2009		4,600	4,594

Societe Generale NY
5.270% due 03/26/2008		8,700	8,701
5.271% due 06/30/2008		2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008		4,800	4,796
5.506% due 05/29/2008		4,400	4,397

			97,292

COMMERCIAL PAPER 11.9%
Barclays U.S. Funding Corp.
5.260% due 10/09/2007		88,700	88,596

DnB NORBank ASA
5.080% due 01/04/2008		129,900	128,097

Freddie Mac
4.000% due 10/01/2007		198,000	198,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007		125,400	125,400

UBS Finance Delaware LLC
5.225% due 11/14/2007		13,000	12,917
5.245% due 10/26/2007		2,500	2,491
5.250% due 10/18/2007		2,700	2,693

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007		13,000	12,959

			571,153

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		5,024	5,024

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $5,127. Repurchase proceeds are $5,026.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,989

U.S. TREASURY BILLS 0.0%
3.790% due 12/13/2007 (a)(b)		$2,000	1,979

Total Short-Term Instruments (Cost $682,313)			682,437

Total Investments (c) 95.5% (Cost $4,574,651)			$4,584,177

Other Assets and Liabilities (Net) 4.5%			217,438

Net Assets 100.0%			$4,801,615

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $66,325 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Buy	(0.730%	)	04/20/2009	$7,500	$9

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$433
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	877
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012		127,700	(1,070)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		266,400	(1,140)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		70,200	(54)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		75,100	186
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		56,300	(31)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(31)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	(89)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	(91)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	46
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	857
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	45
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	649
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		140,000	(132)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	51
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	673
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	62

							$1,240

(e)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$30,800	$31,026	$30,834

(f)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$3	$(1)	$2
Buy	BRL	67,478	10/2007	3,216	0	3,216
Sell		129,641	10/2007	0	(1,928)	(1,928)
Buy		18,475	11/2007	36	0	36
Buy		379,015	03/2008	23,052	0	23,052
Sell		256,198	03/2008	0	(5,429)	(5,429)
Buy		64,820	07/2008	1,587	0	1,587
Buy	CLP	52,553,984	11/2007	5,618	0	5,618
Sell		473,280	11/2007	0	(56)	(56)
Buy		47,345,317	03/2008	2,243	0	2,243
Buy	CNY	761	11/2007	2	0	2
Sell		37,640	11/2007	0	(50)	(50)
Buy		12,803	12/2007	6	0	6
Sell		24,402	12/2007	0	(20)	(20)
Buy		503,421	01/2008	489	(1)	488
Sell		1,440	01/2008	0	0	0

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	161,316	07/2008	$251	$0	$251
Buy		335,468	03/2009	889	0	889
Buy	COP	222,742,801	03/2008	4,297	(2,030)	2,267
Sell		15,680,260	03/2008	0	(549)	(549)
Buy	CZK	3,711,614	03/2008	12,663	0	12,663
Sell		78,974	03/2008	0	(243)	(243)
Buy		4,470,786	07/2008	12,628	0	12,628
Sell	CZK	1,969,162	07/2008	0	(6,076)	(6,076)
Sell	EUR	10,986	10/2007	0	(744)	(744)
Buy	GBP	140	11/2007	5	0	5
Buy	HKD	556,985	11/2007	34	0	34
Buy	HUF	23,425,661	11/2007	5,466	0	5,466
Buy	IDR	627,046,000	10/2007	70	0	70
Sell		627,046,000	10/2007	0	(2,525)	(2,525)
Buy		638,278,000	01/2008	1,099	(295)	804
Buy		631,975,000	05/2008	2,621	0	2,621
Buy	ILS	453,838	12/2007	4,693	(5)	4,688
Buy	INR	1,275,671	10/2007	3,065	0	3,065
Sell		1,275,671	10/2007	0	(1,298)	(1,298)
Buy		2,567,038	11/2007	2,390	0	2,390
Buy		2,430,933	05/2008	1,546	(14)	1,532
Buy	JPY	875,629	10/2007	389	0	389
Buy	KRW	6,905,085	10/2007	21	0	21
Sell		6,905,085	10/2007	0	(72)	(72)
Buy		75,646,213	11/2007	925	0	925
Sell		68,997,540	11/2007	0	(908)	(908)
Buy		7,620,287	01/2008	0	(10)	(10)
Buy		55,924,695	05/2008	1,164	0	1,164
Buy		6,905,085	08/2008	73	0	73
Buy	KWD	3,711	05/2008	383	0	383
Buy	KZT	1,218,745	11/2007	0	(44)	(44)
Buy	MXN	2,663,517	03/2008	4,286	(248)	4,038
Sell		134,947	03/2008	0	(210)	(210)
Buy		2,210,924	07/2008	2,857	0	2,857
Sell		12,600	07/2008	0	0	0
Buy	MYR	179,789	10/2007	389	(2)	387
Sell		179,789	10/2007	0	(572)	(572)
Buy		239,027	05/2008	1,078	(305)	773
Buy		179,789	08/2008	373	0	373
Buy	PHP	960,173	11/2007	100	(64)	36
Buy		4,723,405	05/2008	637	(91)	546
Buy	PLN	273,836	03/2008	5,899	0	5,899
Buy		1,172,043	07/2008	26,694	0	26,694
Sell		680	07/2008	0	(8)	(8)
Buy	RON	362,733	01/2008	695	(823)	(128)
Buy	RUB	34,828	11/2007	86	0	86
Buy		2,018,009	12/2007	4,372	0	4,372
Sell		314,388	12/2007	0	(718)	(718)
Buy		2,068,984	01/2008	3,388	0	3,388
Sell		31,311	01/2008	0	(72)	(72)
Buy		2,846,819	07/2008	978	0	978
Sell		111,725	07/2008	0	(26)	(26)
Buy	SAR	48,427	05/2008	24	0	24
Buy	SGD	254,094	10/2007	1,979	0	1,979
Sell		230,144	10/2007	0	(3,214)	(3,214)
Buy		252,543	11/2007	2,122	0	2,122
Sell		461	11/2007	0	(8)	(8)
Buy		186,423	02/2008	1,492	0	1,492
Buy		267,499	05/2008	3,506	0	3,506
Buy	SKK	186,390	11/2007	253	0	253
Buy		3,418,420	03/2008	5,506	0	5,506
Buy	TRY	452,723	03/2008	36,888	0	36,888
Sell		5,224	03/2008	0	(781)	(781)
Buy	TWD	1,654,444	10/2007	374	0	374
Sell		1,654,444	10/2007	0	(706)	(706)
Buy		1,652,075	11/2007	785	0	785
Buy	ZAR	724,364	03/2008	2,267	(14)	2,253
Buy		1,033,787	07/2008	5,951	0	5,951

				$203,903	$(30,160)	$173,743

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.0%
Allied Waste North America, Inc.
5.121% due 03/28/2014	$1,555	$1,538
6.650% due 03/28/2014	1,408	1,392
6.880% due 03/28/2014	672	665
7.110% due 03/28/2014	563	557
7.140% due 03/28/2014	516	510

Amadeus Global Travel Distribution S.A.
7.636% due 04/08/2013	2,500	2,401
7.886% due 04/08/2014	2,500	2,399

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

Berry Plastics Holding Corp.
12.720% due 06/15/2014	4,500	4,399

Biomet, Inc.
7.000% due 03/08/2008	2,500	2,469
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Community Health Corp.
7.755% due 07/25/2014	2,793	2,749

Community Health Systems, Inc.
4.000% due 07/02/2014	247	244
7.760% due 07/02/2014	959	944

CSC Holdings, Inc.
6.875% due 02/24/2013	2,120	2,094
7.569% due 02/24/2013	2,577	2,546
7.569% due 03/29/2013	275	272

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	13,000	13,001

Dex Media East LLC
6.630% due 05/08/2009	125	124
7.210% due 05/08/2009	125	124

Dex Media West LLC
7.010% due 09/09/2010	525	521
7.210% due 09/09/2010	188	186
7.220% due 09/09/2010	281	279

Dobson Communications Corp.
7.240% due 03/14/2014	5,985	5,918

FCI Connectors
7.130% due 03/09/2013	2,500	2,396

Ford Motor Co.
8.700% due 12/15/2013	992	965

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	845	833
6.880% due 03/22/2013	193	190
6.972% due 03/22/2013	481	474

General Motors Acceptance Corp.
7.735% due 11/29/2013	995	968

Georgia-Pacific Corp.
6.948% due 12/20/2012	642	630
7.264% due 12/20/2012	762	748
7.474% due 12/20/2012	6,476	6,356

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	5,000	4,856

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	1,700	1,652

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ineos Group Holdings PLC
7.580% due 10/07/2012	$1,735	$1,690
7.580% due 10/07/2013	2,485	2,422
7.591% due 10/07/2012	104	103
8.080% due 10/07/2014	2,485	2,431

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	2,415	2,402

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	7,950	7,628

MGM Mirage
6.495% due 10/03/2011	600	580
6.505% due 10/03/2011	800	774
8.375% due 10/03/2011	600	580

NRG Energy, Inc.
6.948% due 02/01/2013	2,116	2,081

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

Polypore, Inc.
7.380% due 05/15/2014	4,500	4,354

RH Donnelley, Inc.
6.710% due 06/30/2011	431	426
6.860% due 09/09/2010	188	186
6.860% due 06/30/2011	1,401	1,385
7.010% due 06/30/2011	575	568
7.050% due 06/30/2011	287	284
7.070% due 09/09/2010	65	64
7.200% due 06/30/2011	718	712
7.220% due 06/30/2011	575	568

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,470
13.375% due 08/01/2008	500	490

SLM Corp.
6.000% due 06/30/2008	2,000	1,993

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.350% due 08/23/2013	5,000	4,877

Tribune Co.
8.244% due 05/30/2014	4,750	4,335

Total Bank Loan Obligations (Cost $138,574)		135,920

CORPORATE BONDS & NOTES 48.9%

BANKING & FINANCE 14.3%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,041

AES Red Oak LLC
8.540% due 11/30/2019	2,601	2,783

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	242

American Express Bank FSB
5.826% due 06/12/2009	3,000	2,988

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.875% due 05/15/2008	1,000	984
5.210% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,975

Banco Santander Chile
6.074% due 12/09/2009	5,000	5,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
3.875% due 01/15/2008	$920	$916
4.750% due 08/01/2015	1,400	1,324

BankAmerica Instit-A
8.070% due 12/31/2026	500	520

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,680

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	970
6.400% due 10/02/2017 (b)	13,500	13,465
6.950% due 08/10/2012	4,000	4,175

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538
6.722% due 12/31/2049	2,000	1,924

Calabash Re II Ltd.
16.594% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	992

Citicorp
6.375% due 11/15/2008	400	406

Citigroup, Inc.
6.000% due 02/21/2012	650	669

Columbia University
6.875% due 12/15/2015	500	537

Colvis Finance
8.000% due 02/02/2009	4,000	3,964

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,231

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,806

Credit Agricole S.A.
5.505% due 05/28/2009	2,000	2,002
5.555% due 05/28/2010	10,000	10,014

DBS Bank Ltd.
5.750% due 05/16/2017	5,000	5,012

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,032

East Lane Re Ltd.
12.356% due 05/06/2011	1,000	1,005

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,969
5.250% due 07/29/2014	6,625	6,586

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
5.800% due 01/12/2009	5,840	5,642
6.625% due 06/16/2008	1,000	993
7.250% due 10/25/2011	3,150	2,954
7.375% due 02/01/2011	3,475	3,332
7.800% due 06/01/2012	1,200	1,143
8.000% due 12/15/2016	1,680	1,574
10.944% due 06/15/2011	3,640	3,717

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	898
7.625% due 06/01/2015	375	355

Foundation Re II Ltd.
12.270% due 11/26/2010	1,800	1,848

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Frank Russell Co.
5.625% due 01/15/2009	$500	$504

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,417

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,053
5.480% due 04/10/2012	18,000	17,786
5.734% due 03/16/2009	700	699
5.875% due 02/15/2012	500	514

General Motors Acceptance Corp.
6.360% due 09/23/2008	900	887
8.000% due 11/01/2031	3,190	3,138

General RE Corp.
9.000% due 09/12/2009	500	541

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,171
5.250% due 10/15/2013	2,400	2,348
5.690% due 07/23/2009	2,150	2,151
5.700% due 09/01/2012	165	167
6.125% due 02/15/2033	45	44
6.750% due 10/01/2037 (b)	11,275	11,357
7.350% due 10/01/2009	500	522

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,438

HBOS PLC
5.920% due 09/29/2049	7,500	6,796

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,901

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,951

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,427

HSBC Finance Corp.
4.125% due 12/15/2008	500	495
4.750% due 07/15/2013	120	114
6.400% due 06/17/2008	950	956

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,372

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,073

Industrial Bank of Korea
4.000% due 05/19/2014	30	30

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,614
6.875% due 11/04/2011	1,800	1,841

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	2,993

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	975

John Deere Capital Corp.
5.382% due 09/25/2008	12,100	12,100

JPMorgan Chase & Co.
5.250% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	332

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,950

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	1,986

Longpoint Re Ltd.
10.944% due 05/08/2010	1,600	1,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	$3,475	$3,492
10.375% due 10/15/2017 (c)	750	728
11.625% due 10/15/2017	4,550	4,436

MBNA Capital B
6.156% due 02/01/2027	3,000	2,825

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (n)	10,000	9,998

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,211

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,365

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	616

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,515

Morgan Stanley
5.470% due 02/09/2009	700	696
5.485% due 01/18/2008	300	300
5.750% due 08/31/2012	4,400	4,412

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,285

Mystic Re Ltd.
11.841% due 12/05/2008	1,100	1,115
14.541% due 12/05/2008	850	866
15.541% due 06/07/2011	1,000	1,039

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	714
7.250% due 03/01/2012	4,815	5,142

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	604

NSG Holdings LLC
7.750% due 12/15/2025	1,510	1,502

Pemex Finance Ltd.
9.690% due 08/15/2009	532	554

Petroleum Export Ltd.
4.623% due 06/15/2010	2,444	2,412
5.265% due 06/15/2011	7,023	7,016

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,647	3,669

Rabobank Capital Funding II
5.260% due 12/29/2049	860	814

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,600	5,736

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,234

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	536

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	7,004
6.875% due 11/29/2010	8,000	8,161
7.175% due 05/16/2013	2,350	2,400

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	500

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,000	2,102

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swiss Bank Corp. NY
7.000% due 10/15/2015	$500	$552

Targeted Return Index Securities Trust
7.140% due 05/01/2016	3,525	3,459

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,189
10.250% due 07/15/2013	1,200	1,293

Textron Financial Corp.
5.460% due 01/11/2010	15,000	14,894

TNB Capital L Ltd.
5.250% due 05/05/2015	570	556

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	960
6.625% due 03/20/2017	4,400	4,109
7.500% due 07/18/2016	7,050	7,034

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,369

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,465

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	259

Universal City Development Partners
11.750% due 04/01/2010	500	524

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	506

Ventas Realty LP
6.500% due 06/01/2016	400	396
6.750% due 04/01/2017	2,635	2,642
8.750% due 05/01/2009	500	519
9.000% due 05/01/2012	800	874

Vita Capital III Ltd.
6.460% due 01/01/2011	3,150	3,137

Wachovia Corp.
5.250% due 08/01/2014	500	491

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,578

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,113

		391,974

INDUSTRIALS 25.3%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	3,150	2,614

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,653

Albertson’s, Inc.
6.570% due 02/23/2028	800	680
7.450% due 08/01/2029	5,100	4,935
7.750% due 06/15/2026	2,150	2,148

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,588

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,412

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,376
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	517

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARAMARK Corp.
8.500% due 02/01/2015	$4,470	$4,582

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	6,250
8.750% due 03/01/2012	1,760	1,804

AstraZeneca PLC
5.400% due 06/01/2014	500	496

Atlantic Richfield Co.
8.530% due 02/27/2012	500	571

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance Ltd.
5.250% due 12/15/2015	7,300	7,112
6.750% due 11/01/2013	1,500	1,595

Boise Cascade LLC
8.235% due 10/15/2012	500	500

Bombardier, Inc.
8.000% due 11/15/2014	4,400	4,631

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	6,735	6,331

Bowater Canada Finance
7.950% due 11/15/2011	2,950	2,441

Brinker International, Inc.
5.750% due 06/01/2014	500	483

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	100

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,758

BW Group Ltd.
6.625% due 06/28/2017	760	789

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	28,299

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	522
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	335	343

CanWest Media, Inc.
8.000% due 09/15/2012	1,846	1,818

CBS Corp.
5.625% due 08/15/2012	3,500	3,488

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,064

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,596

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,352

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,028

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,929

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,578

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,250

Cisco Systems, Inc.
5.500% due 02/22/2016	500	497

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	584

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CODELCO, Inc.
5.625% due 09/21/2035	$12,000	$10,990
6.150% due 10/24/2036	12,100	11,852

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,392

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	353

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	101
6.875% due 06/15/2009	1,095	1,125
7.125% due 06/15/2013	2,130	2,270

Comcast Corp.
5.300% due 01/15/2014	2,000	1,944
5.500% due 03/15/2011	500	501
5.900% due 03/15/2016	2,900	2,890
6.500% due 01/15/2015	100	103
7.050% due 03/15/2033	200	211

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	511

Community Health Systems, Inc.
8.875% due 07/15/2015	6,275	6,479

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	569

Conoco Funding Co.
7.250% due 10/15/2031	2,500	2,827

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,208

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	438
7.750% due 11/15/2015	525	545

CSC Holdings, Inc.
7.625% due 04/01/2011	3,150	3,174
7.875% due 02/15/2018	5,389	5,254
8.125% due 08/15/2009	25	26

CVS Caremark Corp.
5.921% due 06/01/2010	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,426

Delhaize America, Inc.
8.050% due 04/15/2027	600	642
9.000% due 04/15/2031	3,695	4,420

Delta Air Lines, Inc.
7.379% due 05/18/2010	4,685	4,733

Dex Media West LLC
9.875% due 08/15/2013	2,980	3,185

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	257

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	100	100

DRS Technologies, Inc.
7.625% due 02/01/2018	1,775	1,819

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	625
8.375% due 05/01/2016	9,420	9,514

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,910
7.125% due 02/01/2016	5,025	5,188

El Paso Corp.
7.000% due 06/15/2017	9,500	9,694
7.750% due 06/15/2010	300	312
8.050% due 10/15/2030	2,550	2,634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embraer Overseas Ltd.
6.375% due 01/24/2017	$1,400	$1,393

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,364

Enterprise Products Operating LP
4.000% due 10/15/2007	700	700
4.625% due 10/15/2009	1,100	1,091
4.950% due 06/01/2010	600	598

Equistar Chemicals LP
10.125% due 09/01/2008	27	28

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,244

Fisher Communications, Inc.
8.625% due 09/15/2014	500	520

Ford Motor Co.
7.450% due 07/16/2031	2,300	1,817

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	304	333

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,545	5,379
9.125% due 12/15/2014 (c)	610	567

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,750	6,704
7.288% due 08/16/2037	10,000	10,685
8.625% due 04/28/2034	4,740	6,141

Gazprom International S.A.
7.201% due 02/01/2020	5,756	5,875

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Motors Corp.
8.250% due 07/15/2023	5,325	4,686
8.800% due 03/01/2021	3,000	2,768

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	2,370	2,352

Georgia-Pacific Corp.
7.125% due 01/15/2017	6,250	6,078
8.000% due 01/15/2024	4,870	4,773
8.125% due 05/15/2011	800	816

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	602	632

Graphic Packaging International
8.500% due 08/15/2011	1,900	1,943

Greif, Inc.
6.750% due 02/01/2017	3,800	3,810

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	632

HCA, Inc.
6.750% due 07/15/2013	4,450	4,016
7.190% due 11/15/2015	1,700	1,478
9.125% due 11/15/2014	6,000	6,345
9.250% due 11/15/2016	5,000	5,325
9.625% due 11/15/2016 (c)	4,000	4,280

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,860

Hertz Corp.
8.875% due 01/01/2014	1,300	1,346

Hess Corp.
6.650% due 08/15/2011	810	847
7.300% due 08/15/2031	425	467

Hewlett-Packard Co.
6.500% due 07/01/2012	500	527

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$5,100	$5,182

Hospira, Inc.
4.950% due 06/15/2009	500	500

Host Marriott LP
7.000% due 08/15/2012	1,000	1,012

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,997

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,588

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,630

Invensys PLC
9.875% due 03/15/2011	96	102

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	916
8.800% due 01/30/2017	2,200	2,310

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	684

L-3 Communications Corp.
7.625% due 06/15/2012	3,860	3,966

Lyondell Chemical Co.
6.875% due 06/15/2017	3,150	3,434
8.000% due 09/15/2014	2,500	2,762
8.250% due 09/15/2016	2,700	3,058

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,615
9.500% due 08/01/2008	750	771

Marathon Oil Corp.
6.000% due 07/01/2012	500	514

MGM Mirage
7.500% due 06/01/2016	2,940	2,936

Miller Brewing Co.
5.500% due 08/15/2013	1,000	981

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	32,858

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	422

Norampac, Inc.
6.750% due 06/01/2013	1,170	1,123

Norfolk Southern Corp.
5.640% due 05/17/2029	164	149
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	6,100	6,306
10.750% due 07/15/2016	2,100	2,205

Northwest Airlines, Inc.
7.626% due 10/01/2011	1,506	1,474

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,219

Novelis, Inc.
7.250% due 02/15/2015	2,843	2,758

OPTI Canada, Inc.
8.250% due 12/15/2014	2,640	2,673

Oracle Corp.
5.000% due 01/15/2011	15,000	14,978

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,450	1,517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Peabody Energy Corp.
7.375% due 11/01/2016	$1,040	$1,102

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	10,167
6.180% due 12/03/2012	7,100	7,098
6.625% due 06/15/2035	420	435
6.994% due 06/15/2010	700	712
7.160% due 10/15/2009	2,600	2,671
7.375% due 12/15/2014	3,406	3,762
8.000% due 11/15/2011	1,800	1,973
8.625% due 02/01/2022	2,117	2,622
9.125% due 10/13/2010	500	554
9.250% due 03/30/2018	4,068	5,128
9.375% due 12/02/2008	203	213

Petrobras International Finance Co.
6.125% due 10/06/2016	500	506

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	4,440
5.375% due 04/12/2027	2,800	1,778

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	974

Plains Exploration & Production Co.
7.000% due 03/15/2017	1,000	940

Premark International, Inc.
6.875% due 11/15/2008	500	510

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	415

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	2,800	2,688

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	2,247

Qwest Communications International, Inc.
7.500% due 02/15/2014	15,125	15,390

Range Resources Corp.
7.500% due 05/15/2016	1,000	1,025

Reynolds American, Inc.
7.625% due 06/01/2016	8,850	9,467

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,918
8.875% due 10/15/2017 (b)	600	609

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,002

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,852

Rowan Cos., Inc.
5.880% due 03/15/2012	2,861	2,956

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,267
7.500% due 10/15/2027	2,475	2,332

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,015

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	547

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,277

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,719

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	501

SemGroup LP
8.750% due 11/15/2015	5,150	5,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sensata Technologies BV
8.000% due 05/01/2014	$2,940	$2,881

Service Corp. International
7.625% due 10/01/2018	1,570	1,637

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,062

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	681
8.375% due 07/01/2012	5,150	5,176

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,000

Spansion, Inc.
8.746% due 06/01/2013	400	383

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,549
7.750% due 08/15/2016	1,450	1,443

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,553

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	992

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	264
9.875% due 07/01/2014	750	690

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,364

Tesoro Corp.
6.500% due 06/01/2017	2,300	2,294

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,250	1,217

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,161
6.875% due 05/01/2012	2,625	2,757
7.700% due 05/01/2032	200	220

TransDigm, Inc.
7.750% due 07/15/2014	2,400	2,436

Transocean, Inc.
5.869% due 09/05/2008	300	300

Trinity Industries, Inc.
6.500% due 03/15/2014	800	772

TRW Automotive, Inc.
7.000% due 03/15/2014	5,735	5,592
7.250% due 03/15/2017	2,200	2,156

Tyco International Group S.A.
6.375% due 10/15/2011	445	456
6.750% due 02/15/2011	500	527

United Airlines, Inc.
6.201% due 03/01/2010	481	479
7.336% due 01/02/2021	500	478
10.850% due 02/19/2015 (a)	1,102	536

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,238
6.250% due 01/23/2017	2,900	2,947
8.250% due 01/17/2034	20,500	24,365

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,484
11.375% due 08/01/2016	1,985	2,099

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,356

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,465
9.125% due 02/01/2017	6,300	6,221

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	972
8.800% due 12/30/2014	500	577

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
6.200% due 06/20/2014	$500	$523
6.375% due 03/01/2012	640	671

Waste Management, Inc.
7.375% due 08/01/2010	900	953
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,515
7.500% due 01/15/2031	3,500	3,649
7.625% due 07/15/2019	1,500	1,614
7.750% due 06/15/2031	115	121
7.875% due 09/01/2021	5,000	5,462

Williams Partners LP
7.250% due 02/01/2017	2,600	2,665

Wyeth
6.450% due 02/01/2024	300	308

Wynn Las Vegas LLC
6.625% due 12/01/2014	3,070	3,024

Xerox Corp.
9.750% due 01/15/2009	300	315

		695,591

UTILITIES 9.3%
AES Corp.
8.750% due 05/15/2013	4,040	4,247

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,349
5.750% due 01/15/2015	15,400	15,395

American Cellular Corp.
10.000% due 08/01/2011	235	247

AT&T Corp.
6.000% due 03/15/2009	260	263
7.300% due 11/15/2011	947	1,018

Beaver Valley II Funding
9.000% due 06/01/2017	319	354

BellSouth Corp.
5.658% due 08/15/2008	300	300
6.875% due 10/15/2031	2,500	2,625

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,468

Carolina Power & Light Co.
5.125% due 09/15/2013	750	735

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	5,063

Citizens Communications Co.
7.000% due 11/01/2025	400	323
7.875% due 01/15/2027	1,750	1,715
9.000% due 08/15/2031	2,770	2,825

Complete Production Services, Inc.
8.000% due 12/15/2016	600	596

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	692

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,480

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,448

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,602
5.700% due 09/17/2012	260	261

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,471
5.625% due 11/30/2012	225	228

Edison Mission Energy
7.000% due 05/15/2017	860	851

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.200% due 05/15/2019	$3,600	$3,564
7.625% due 05/15/2027	3,225	3,128

Embarq Corp.
7.082% due 06/01/2016	6,150	6,386

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,304

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,893

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,426

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.980% due 12/01/2009	2,600	2,580
6.474% due 12/08/2008	3,500	3,513

Florida Power Corp.
5.975% due 11/14/2008	5,000	5,006

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,689

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	5,189

Homer City Funding LLC
8.734% due 10/01/2026	3,773	4,226

Idearc, Inc.
8.000% due 11/15/2016	4,025	4,035

Insight Midwest LP
9.750% due 10/01/2009	260	261

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,280
8.625% due 11/14/2011	4,125	4,383

KT Corp.
4.875% due 07/15/2015	3,000	2,831

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,302
7.250% due 06/28/2017	400	394
7.750% due 10/17/2016	600	610
7.875% due 06/29/2037	400	393

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	305

Midwest Generation LLC
8.560% due 01/02/2016	355	380

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,027

Nevada Power Co.
5.875% due 01/15/2015	450	442
6.500% due 05/15/2018	6,050	6,112

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,414

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	4,704

NiSource Finance Corp.
6.064% due 11/23/2009	7,000	6,948

NRG Energy, Inc.
7.250% due 02/01/2014	700	704
7.375% due 02/01/2016	5,675	5,703
7.375% due 01/15/2017	1,330	1,333

NSTAR Electric Co.
7.800% due 05/15/2010	500	533

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,516

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	514

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Progress Energy, Inc.
7.000% due 10/30/2031	$170	$181
7.100% due 03/01/2011	4,796	5,048

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,269

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,937
5.500% due 12/01/2015	900	874
6.950% due 06/01/2012	270	285
7.750% due 04/15/2011	1,000	1,072

Qwest Corp.
6.500% due 06/01/2017	1,000	985
7.250% due 09/15/2025	2,250	2,222
7.250% due 10/15/2035	1,550	1,500
7.500% due 06/15/2023	1,800	1,782
8.875% due 03/15/2012	5,190	5,690

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,358	1,345

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	430
6.332% due 09/30/2027	11,800	11,453

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,908
7.625% due 06/15/2014	3,725	3,772
7.875% due 06/15/2017	5,450	5,511

Rural Cellular Corp.
9.875% due 02/01/2010	9,820	10,311

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,672

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,009	999

TECO Energy, Inc.
6.750% due 05/01/2015	7,050	7,251
7.500% due 06/15/2010	1,300	1,367

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,821

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	13,409

Verizon Communications, Inc.
5.550% due 02/15/2016	400	397

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	474

Verizon New England, Inc.
6.500% due 09/15/2011	625	648

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	506

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	236

		256,596

Total Corporate Bonds & Notes (Cost $1,355,980)		1,344,161

MUNICIPAL BONDS & NOTES 0.4%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,009

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	779

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	$500	$505

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	489

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	496

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,637

Total Municipal Bonds & Notes (Cost $10,732)		10,915

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2020	4,335	4,097
4.246% due 02/01/2035	630	635
4.500% due 02/01/2035 - 08/01/2035	2,219	2,061
5.000% due 12/01/2013 - 02/01/2036	10,606	10,404
5.165% due 04/01/2036	551	553
5.235% due 03/01/2036	498	501
5.500% due 12/01/2032 - 10/01/2037	213,945	209,722
5.500% due 01/01/2033 - 06/01/2037 (i)	65,630	64,327
5.631% due 03/25/2017	116	117
6.000% due 04/01/2016 - 05/01/2037	103,900	104,086
6.000% due 09/01/2036 - 11/01/2036 (i)	60,686	60,797
6.064% due 10/18/2030	18	18
6.208% due 03/01/2044	199	200
6.260% due 12/01/2036	263	267
6.278% due 03/01/2011	383	395
6.500% due 08/01/2011 - 12/01/2029	287	295
6.850% due 12/18/2027	258	268
7.243% due 09/01/2031	31	31
8.000% due 06/01/2008	18	18

Federal Farm Credit Bank
7.561% due 11/29/2049	500	542

Federal Home Loan Bank
4.060% due 08/25/2009	295	290

Freddie Mac
4.000% due 04/15/2022	669	666
5.000% due 06/15/2016 - 09/15/2024	1,720	1,721
5.500% due 03/15/2017 - 09/15/2017	4,069	4,119
5.982% due 02/15/2019	7,955	7,934
6.205% due 10/25/2044 - 02/25/2045	406	406
6.252% due 09/15/2030	62	61
6.405% due 07/25/2044	580	579
6.500% due 07/25/2043	23	23
7.000% due 06/15/2013	33	34
7.260% due 05/01/2023	36	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	477	470
4.045% due 07/16/2020	716	705
4.385% due 08/16/2030	1,492	1,474
4.500% due 08/15/2033	47	45
5.117% due 06/16/2023	332	333
5.750% due 07/20/2026	43	43
6.125% due 11/20/2023 - 11/20/2027	111	112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.375% due 03/20/2026 - 05/20/2026	$101	$102
6.569% due 09/16/2026	1,000	1,039
8.000% due 03/20/2030	100	106
8.500% due 07/20/2030 - 03/20/2031	26	28
9.000% due 10/15/2008 - 11/15/2008	3	3
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	9	9
10.000% due 07/15/2013	16	18

New Valley Generation
7.299% due 03/15/2019	822	900

Private Export Funding Corp.
4.550% due 05/15/2015	750	737
5.750% due 01/15/2008	500	501

Small Business Administration
4.340% due 03/01/2024	279	266
4.504% due 02/01/2014	121	115
5.130% due 09/01/2023	54	54
5.886% due 09/01/2011	307	311
6.030% due 02/01/2012	2,232	2,269
6.900% due 12/01/2020	1,127	1,177
7.150% due 03/01/2017	530	550
7.300% due 05/01/2017	398	413
7.640% due 03/10/2010	53	55

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,027

Total U.S. Government Agencies (Cost $488,286)		488,096

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	7,186	7,136
2.000% due 07/15/2014	2,332	2,301
2.000% due 01/15/2026	316	302
2.375% due 04/15/2011	316	319
2.375% due 01/15/2027	21,689	21,960

U.S. Treasury Notes
3.375% due 02/15/2008	300	299
4.375% due 01/31/2008	900	901

Total U.S. Treasury Obligations (Cost $33,402)		33,218

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	10,814	10,758

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	936	941

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	11,427	11,291
4.613% due 01/25/2034	56	56
4.779% due 01/25/2034	24	24
5.302% due 02/25/2033	25	25
5.605% due 02/25/2033	116	116

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	153	153
5.507% due 09/25/2035	2,933	2,930

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	531

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	114	114

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	774	766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	$272	$273

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	7	7

Countrywide Home Loan Mortgage Pass-Through Trust
3.850% due 10/19/2032	21	21
4.721% due 02/25/2034	2,980	2,929
4.853% due 04/20/2035	1,805	1,789
5.361% due 05/25/2035	397	387
5.401% due 05/25/2034	1	1

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,030

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	1,870	1,855
4.666% due 03/15/2036	11,500	11,283
5.435% due 09/15/2034	525	532

Denver Arena Trust
6.940% due 11/15/2019	311	308

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	528	525

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	997

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,256

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,003	1,989

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,927	2,901
6.620% due 10/18/2030	344	345
6.624% due 05/03/2018	600	636

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,997

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.922% due 10/15/2017	2,609	2,609

MASTR Adjustable Rate Mortgages Trust
5.046% due 11/25/2033	105	107
5.186% due 08/25/2034	238	238

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	3,717	3,687

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,438	5,308

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,853
5.882% due 07/15/2019	605	605

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,077	1,078

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734

Salomon Brothers Mortgage Securities VII, Inc.
5.631% due 05/25/2032	107	107

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,164	1,159

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	3,917	3,832

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,910	1,887

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,007	3,004

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	20	20

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
4.208% due 06/25/2033	$685	$678
5.527% due 02/27/2034	26	26
5.671% due 12/25/2027	614	614
5.983% due 08/25/2046	1,240	1,216
6.383% due 06/25/2042	34	33

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,358	1,347

Total Mortgage-Backed Securities (Cost $129,189)		129,611

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
5.211% due 02/25/2036	216	216

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	7,000	6,959

Carrington Mortgage Loan Trust
5.381% due 06/25/2035	2,281	2,268

CPL Transition Funding LLC
6.250% due 01/15/2017	750	784

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	786

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	7	8

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	682

JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037	454	450

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	278	277

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	265	263

MASTR Asset-Backed Securities Trust
5.241% due 11/25/2035	393	392

Morgan Stanley ABS Capital I
5.201% due 02/25/2036	584	582

NPF XII, Inc.
2.232% due 10/01/2003 (a)	1,000	5

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	145	145

Residential Asset Securities Corp.
5.201% due 07/25/2036	643	640
5.211% due 01/25/2036	129	129
5.211% due 02/25/2036	100	100

SLM Student Loan Trust
5.340% due 04/25/2014	3,032	3,033
5.510% due 01/25/2017	900	900

Structured Asset Securities Corp.
5.261% due 12/25/2035	237	237

USAA Auto Owner Trust
5.337% due 07/11/2008	1,527	1,527

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	287	290

Total Asset-Backed Securities (Cost $20,790)		20,789

SOVEREIGN ISSUES 8.7%
Argentina Bonos
5.389% due 08/03/2012	35,255	20,034

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,628
8.250% due 09/19/2027	570	690

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Brazilian Government International Bond
7.875% due 03/07/2015	$5,440	$6,158
8.750% due 02/04/2025	2,830	3,629
8.875% due 10/14/2019	8,400	10,479
8.875% due 04/15/2024	2,157	2,783

Chile Government International Bond
5.500% due 01/15/2013	635	647

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,616
7.375% due 09/18/2037	3,900	4,300
8.250% due 12/22/2014	5,200	5,876
10.000% due 01/23/2012	941	1,099
10.375% due 01/28/2033	275	405
10.750% due 01/15/2013	8,800	10,780
11.750% due 02/25/2020	725	1,066

Croatia Government International Bond
6.188% due 07/31/2010	83	84

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,122
10.250% due 11/08/2011	1,000	1,155

Hong Kong Government International Bond
5.125% due 08/01/2014	750	744

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,949

Korea Development Bank
4.250% due 11/13/2007	2,467	2,464
4.750% due 07/20/2009	2,250	2,235
5.478% due 10/31/2008	500	500
5.750% due 09/10/2013	385	387
5.760% due 10/20/2009	1,800	1,801
5.775% due 11/22/2012	7,500	7,469

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,481
5.125% due 05/20/2015	750	726

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	3,444	3,442
6.750% due 09/27/2034	4,000	4,360
8.000% due 09/24/2022	45	55
9.875% due 02/01/2010	115	128
11.500% due 05/15/2026	1,000	1,615

Pakistan Government International Bond
7.125% due 03/31/2016	3,200	2,896

Panama Government International Bond
6.700% due 01/26/2036	14,824	15,306
7.250% due 03/15/2015	2,325	2,499
8.875% due 09/30/2027	2,600	3,328
9.375% due 07/23/2012	1,843	2,122
9.375% due 04/01/2029	75	101
9.625% due 02/08/2011	442	496

Peru Government International Bond
6.550% due 03/14/2037	320	331
8.375% due 05/03/2016	3,870	4,557
8.750% due 11/21/2033	1,000	1,318

Poland Government International Bond
4.000% due 10/27/2024	55	50

Republic of Korea
4.875% due 09/22/2014	2,100	2,048

Russia Government International Bond
7.500% due 03/31/2030	9,628	10,875
8.250% due 03/31/2010	4,333	4,515
11.000% due 07/24/2018	500	709
12.750% due 06/24/2028	500	893

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Socialist Republic of Vietnam
4.000% due 03/12/2028		$10,000	$8,255
6.875% due 01/15/2016		3,000	3,144

South Africa Government International Bond
5.875% due 05/30/2022		750	736
6.500% due 06/02/2014		7,500	7,912
7.375% due 04/25/2012		2,730	2,955

Ukraine Government International Bond
6.875% due 03/04/2011		780	801
7.650% due 06/11/2013		9,975	10,674
8.693% due 08/05/2009		11,700	12,318

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,072
8.000% due 11/18/2022		9,471	10,561
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,655
6.000% due 12/09/2020		6,200	5,006
6.360% due 04/20/2011		1,500	1,405
8.500% due 10/08/2014		2,000	2,010
9.250% due 09/15/2027		1,500	1,556
10.750% due 09/19/2013		1,980	2,193

Total Sovereign Issues (Cost $234,814)			240,078

FOREIGN CURRENCY-DENOMINATED ISSUES 15.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	981

Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	1,500	2,162

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,241

BCM Ireland Finance Ltd.
9.506% due 08/15/2016		1,900	2,730

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,051

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	31,740	15,906

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	627
12.500% due 01/05/2022		5,200	3,482

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,445
6.000% due 08/15/2024		26,700	23,122
6.000% due 05/15/2045		4,000	3,508
10.000% due 01/01/2012		74,475	38,733

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,789

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,676

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,434

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,746

Eircom Group PLC
6.625% due 08/15/2014		1,750	2,408
6.875% due 08/15/2015		1,750	2,431

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,866

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,468

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	266
5.875% due 06/01/2015		14,000	19,491
7.800% due 09/27/2010		3,500	5,253

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	5,700	$7,564

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,095

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,665

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,319

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,547

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,197

JSG Holding PLC
6.550% due 11/29/2013	EUR	2,000	2,774
7.050% due 11/29/2014		2,000	2,792

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	3,341

Mexican Bonos
8.000% due 12/17/2015	MXN	121,000	11,123

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,838

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	879

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	884

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013	EUR	3,321	4,650
6.580% due 11/30/2014		4,100	5,772
8.250% due 05/01/2016		3,300	4,953

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,333

OI European Group BV
6.875% due 03/31/2017		820	1,137

PagesJaunes Groupe
6.500% due 01/11/2014		4,000	5,473

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,061

Pylon Ltd.
6.224% due 12/18/2008		1,500	2,153

QBE International Holdings PLC
8.547% due 08/03/2020	AUD	3,000	2,746

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,470

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	$3,203

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,202
9.370% due 04/06/2011		4,000	7,969

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	1,087

South Africa Government Bond
13.000% due 08/31/2010	ZAR	369,700	59,131

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,508

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	868
0.967% due 05/25/2011		100,000	869
4.375% due 10/27/2014	EUR	3,500	4,897

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	7,153

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,945

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,483

UPC Financing Partnership
6.302% due 12/31/2014		6,456	8,769

UPC Holding BV
7.750% due 01/15/2014		2,300	3,230

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	21,200	878
5.000% due 09/14/2018 (e)		30,369	1,466
6.875% due 01/19/2016	EUR	13,000	19,325

Veolia Environnement
4.875% due 05/28/2013		3,460	4,846

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,595

Total Foreign Currency-Denominated Issues (Cost $394,203)			416,006

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
Vale Capital Ltd.
5.500% due 06/15/2010		152,500	10,218

Total Convertible Preferred Stocks (Cost $7,645)			10,218

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,335	$2,347

Total Preferred Stocks (Cost $2,453)		2,347

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.230% due 11/16/2007	$2,500	2,483

Freddie Mac
4.000% due 10/01/2007	15,000	15,000

		17,483

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	2,726	2,726

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $2,783. Repurchase proceeds are $2,727.)

U.S. TREASURY BILLS 1.7%
3.839% due 11/29/2007 - 12/13/2007 (d)(f)(j)	46,510	46,012

Total Short-Term Instruments (Cost $66,360)		66,221

PURCHASED OPTIONS (l) 1.0%
(Cost $19,754)		28,690

Total Investments (g) 106.5% (Cost $2,902,182)		$2,926,270

Written Options (m) (0.8%) (Premiums $18,868)		(22,220)

Other Assets and Liabilities (Net) (5.7%)		(156,344)

Net Assets 100.0%		$2,747,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $24,980 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $52,990 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(i)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $121,093 at a weighted average rate of 5.43%. On September 30, 2007, securities valued at $125,124 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  Diversified Income Fund  (Cont.)

(j)	Securities with an aggregate market value of $9,161 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2008	103	$62
90-Day Eurodollar June Futures	Long	06/2009	940	1,187
Euro-Bund 10-Year Bond December Futures	Long	12/2007	342	(324)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,849	280
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,346	451
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	197

				$1,854

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	EUR	4,900	$123
Deutsche Bank AG	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		3,000	(118)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		6,975	169
Lehman Brothers, Inc.	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		26,000	(968)
Morgan Stanley	Dow Jones iTraxx Europe 4 Index	Sell	0.350%		12/20/2010		43,600	163
Morgan Stanley	Dow Jones iTraxx Europe 5 Index	Sell	0.400%		06/20/2011		2,500	0
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	18
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	17
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	(43)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		1,800	6
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		4,500	(264)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	10
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	(4)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	185
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		3,900	15
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	(112)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	79
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(62)
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	139
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	111
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	93
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,000	39
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,000	41
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	(100)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.550%		09/20/2012		4,700	566
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	(72)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		30,000	(234)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012		9,000	(83)

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	$4,000	$302
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011	1,000	102
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	3,700	(13)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	3,000	(83)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012	5,650	148
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%		09/20/2012	1,000	13
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	1,000	(16)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	7,200	331
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	17,000	(108)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	3,000	(16)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	5,460	(62)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017	5,000	71
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017	5,000	82
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	4,500	173
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	15,000	2
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	6,500	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	9,000	705
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	4,200	576
Goldman Sachs & Co.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	43,500	(23)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013	810	94
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013	350	40
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013	200	21
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	210	17
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	3,300	160
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	438
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	5,000	(24)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	200	25
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	13
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	1,500	(34)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	186
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	137
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	54
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(57)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	(18)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	(31)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	(23)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	42
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	47
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	(12)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	3,000	(15)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	41,810	(1,405)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	149,600	(1,240)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	75,600	(64)

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	$1,500	$20
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	89
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	10,000	458
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	1,000	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	83
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	13,000	(424)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	4,000	(22)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	8,000	1,096
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	4,500	391
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	14
Morgan Stanley	Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus 0.100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	15,000	9
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	46
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	(55)
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	(5)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,700	60
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	5,400	(34)
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	6,500	(4)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	4,000	(33)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	4,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	42
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	15
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	300	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	26
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	(56)
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	(54)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	19
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	4
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2

							$2,875

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$19,000	$(2,104)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	(2,184)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	4,900	(764)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,000	(2,079)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	18,500	(4,267)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	(2,188)

						$(13,586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	41,000	$(234)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,800	(51)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	500	3
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		7,500	35
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	(138)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		4,100	1
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(2,438)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	(144)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	(22)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	(22)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	(69)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		14,800	(126)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,000	(13)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	(18)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	(19)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		3,300,000	94
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	142
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	139
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	828
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		34,000	(56)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	52
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	157
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	96,600	(916)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	12
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		113,000	4,148
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		172,000	1,179

							$2,781

(l)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put-CBOT U.S. Treasury 10-Year Note December Futures	$98.000	11/20/2007	127	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,070,000	$5,751	$8,477
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,380,000	8,177	10,894
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	941,000	4,901	8,306

							$18,829	$27,677

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  Diversified Income Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$462	$504
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	461	507

					$923	$1,011

(m)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,609	$433	$603
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,609	467	352

				$900	$955

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$460,000	$5,405	$6,454
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	600,000	7,275	7,750
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	409,000	4,706	6,591

							$17,386	$20,795

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	$22,700	$36	$25
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	22,700	36	50
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	55,500	205	55
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	55,500	305	340

							$582	$470

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$9,900	$9,998	0.36%

(o)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,525	$9,327	$9,330
Fannie Mae	6.000%	10/01/2037	102,000	102,250	102,143

				$111,577	$111,473

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(p)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	336	10/2007	$16	$0	$16
Sell		3,160	10/2007	0	(45)	(45)
Buy	BRL	8,261	10/2007	344	0	344
Sell		8,261	10/2007	0	(283)	(283)
Buy		38,983	03/2008	2,263	0	2,263
Sell		141,646	03/2008	0	(2,554)	(2,554)
Buy		8,261	07/2008	248	0	248
Sell	CAD	7,422	11/2007	0	(144)	(144)
Buy	CLP	113,763	11/2007	15	0	15
Buy		2,433,405	03/2008	146	0	146
Buy	CNY	1,552	12/2007	1	0	1
Buy		326,733	01/2008	43	(7)	36
Buy		72,587	07/2008	84	0	84
Buy	COP	10,333,635	03/2008	328	0	328
Buy	CZK	8,181	03/2008	28	0	28
Sell	EUR	122,406	10/2007	0	(8,283)	(8,283)
Sell	GBP	11,803	11/2007	0	(407)	(407)
Buy	HKD	312	11/2007	0	0	0
Buy	HUF	3,598,810	11/2007	1,567	0	1,567
Sell		3,598,810	11/2007	0	(588)	(588)
Buy	IDR	3,953,037	10/2007	0	0	0
Sell		3,953,037	10/2007	0	(16)	(16)
Buy		3,984,037	05/2008	17	0	17
Buy	ILS	888	12/2007	10	0	10
Buy	INR	15,732	10/2007	12	0	12
Sell		15,732	10/2007	0	(16)	(16)
Buy		1,077,808	11/2007	269	0	269
Sell		243,287	11/2007	6	0	6
Buy		24,380	05/2008	21	0	21
Sell	JPY	588,547	10/2007	0	(262)	(262)
Buy	KRW	12,976,065	11/2007	196	0	196
Buy		2,779,520	05/2008	72	0	72
Buy		1,591,683	08/2008	29	0	29
Buy	MXN	294,271	03/2008	369	(6)	363
Buy		199,134	07/2008	77	0	77
Buy	MYR	1,673	10/2007	4	0	4
Sell		1,673	10/2007	0	(5)	(5)
Buy		1,673	08/2008	3	0	3
Buy	NOK	1,142	12/2007	15	0	15
Buy	PLN	32,919	03/2008	743	0	743
Buy		25,078	07/2008	341	0	341
Buy	RUB	22,916	11/2007	56	0	56
Buy		462,905	12/2007	612	0	612
Buy		254,706	01/2008	384	0	384
Buy		274,870	07/2008	125	0	125
Sell		137,435	07/2008	0	(94)	(94)
Buy	SGD	3,500	10/2007	48	0	48
Sell		3,185	10/2007	0	(44)	(44)
Buy		8,375	11/2007	83	0	83
Buy		5,048	02/2008	41	0	41
Buy		3,544	05/2008	50	0	50
Buy	SKK	10,522	03/2008	19	0	19
Buy	TRY	824	03/2008	93	0	93
Sell	ZAR	28,346	07/2008	0	(163)	(163)

				$8,778	$(12,917)	$(4,139)

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 12.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	142,190	$71,429

Brazilian Government International Bond
10.250% due 01/10/2028		15,120	8,702
12.500% due 01/05/2016		18,650	11,701
12.500% due 01/05/2022		14,469	9,689

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,043
10.000% due 01/01/2012		348,240	181,260

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		200	205

Total Brazil (Cost $272,965)			286,029

COLOMBIA 3.5%
Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,126
11.750% due 03/01/2010		9,750,000	5,062
12.000% due 10/22/2015		80,036,000	43,487

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	15,252

Total Colombia (Cost $85,022)			78,927

CZECH REPUBLIC 5.8%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	482,000	23,885
3.700% due 06/16/2013		2,400	121
3.750% due 09/12/2020		261,000	12,277
6.400% due 04/14/2010		1,733,000	94,900

Total Czech Republic (Cost $122,615)			131,183

EGYPT 0.5%
Arab Republic of Egypt
8.750% due 07/18/2012	EGP	60,000	11,014

Total Egypt (Cost $10,484)			11,014

HUNGARY 7.6%
Hungary Government Bond
5.500% due 02/12/2014	HUF	17,189,240	91,730
5.500% due 02/12/2016		8,707,000	45,786
7.250% due 06/12/2012		6,155,000	35,650

Total Hungary (Cost $163,579)			173,166

MEXICO 7.6%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,893
9.000% due 01/15/2016		35,000	3,331

Mexican Bonos
7.250% due 12/15/2016		340,000	29,786
7.500% due 06/03/2027		29,000	2,535
8.000% due 12/17/2015		1,351,330	124,225

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,269

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	99
9.125% due 02/01/2017		50	49

Total Mexico (Cost $173,595)			171,187

PERU 0.7%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,737
9.910% due 05/05/2015		34,344	13,659

Total Peru (Cost $15,207)			15,396

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND 5.3%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	$116
4.750% due 04/25/2012		103,800	37,970
5.750% due 03/24/2010		145,580	55,611
5.750% due 09/23/2022		69,092	26,195

Total Poland (Cost $113,049)			119,892

SLOVAKIA 0.1%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,692

Total Slovakia (Cost $1,548)			1,692

SOUTH AFRICA 9.6%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	881,680	123,272
8.000% due 12/21/2018		96,000	13,819
8.750% due 12/21/2014		172,500	25,625
10.000% due 02/28/2009		10,000	1,466
13.000% due 08/31/2010		332,899	53,245

Total South Africa (Cost $213,027)			217,427

SWITZERLAND 0.2%
UBS AG
5.350% due 07/23/2009		$5,000	4,979

Total Switzerland (Cost $4,986)			4,979

TURKEY 7.7%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	454
0.000% due 11/26/2008		18,960	13,091
14.000% due 01/19/2011		177,913	139,545
15.000% due 02/10/2010		1,055	853
16.000% due 03/07/2012		25,900	21,056

Total Turkey (Cost $151,494)			174,999

UNITED STATES 0.1%
Fannie Mae
5.500% due 06/01/2037		$2,000	1,959

Total United States (Cost $1,939)			1,959

URUGUAY 0.6%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	122,554	5,074
5.000% due 09/14/2018 (b)		189,122	9,132

Total Uruguay (Cost $14,108)			14,206

SHORT-TERM INSTRUMENTS 35.2%

COMMERCIAL PAPER 35.0%
Bank of America Corp.
5.230% due 11/16/2007		$8,000	7,947
5.245% due 10/26/2007		6,900	6,875
5.250% due 10/02/2007		7,800	7,799

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		3,300	3,245
5.260% due 10/02/2007		38,800	38,794
5.520% due 10/15/2007		25,200	25,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danske Corp.
5.040% due 10/04/2007		$61,500	$61,474

DnB NORBank ASA
5.050% due 01/25/2008		61,100	60,076
5.080% due 01/04/2008		6,600	6,508

Freddie Mac
4.000% due 10/01/2007		75,500	75,500

General Electric Capital Corp.
5.240% due 10/31/2007		43,700	43,509

HBOS Treasury Services PLC
5.250% due 11/01/2007		86,700	86,308

Intesa Funding LLC
5.180% due 10/01/2007		61,800	61,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		61,800	61,800

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		2,300	2,261

Svenska Handelsbanken AB
5.100% due 12/19/2007		6,600	6,523
5.540% due 10/15/2007		58,200	58,075

Swedbank AB
5.065% due 10/29/2007		2,300	2,291
5.105% due 12/19/2007		6,600	6,523
5.540% due 10/17/2007		58,200	58,057

UBS Finance Delaware LLC
5.200% due 10/23/2007		2,300	2,293
5.230% due 10/15/2007		8,900	8,882
5.240% due 10/02/2007		4,500	4,499
5.245% due 10/26/2007		8,800	8,768

Unicredito Italiano SpA
5.185% due 11/27/2007		14,000	13,885
5.200% due 10/26/2007		24,500	24,411
5.500% due 10/15/2007		25,900	25,845

Westpac Banking Corp.
5.245% due 10/25/2007		22,100	22,023

			791,117

REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		148	148

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $153. Repurchase proceeds are $148.)

EGYPT TREASURY BILLS 0.1%
9.205% due 02/05/2008 - 04/01/2008	EGP	6,725	1,167

U.S. TREASURY BILLS 0.1%
3.814% due 12/13/2007 (a)(c)(e)		$2,310	2,285

Total Short-Term Instruments (Cost $794,734)			794,717

Total Investments (d) 97.2% (Cost $2,138,352)			$2,196,773

Other Assets and Liabilities (Net) 2.8%			62,546

Net Assets 100.0%			$2,259,319

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $14,111 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $59 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	29	$22
90-Day Eurodollar December Futures	Long	12/2008	40	6
90-Day Eurodollar March Futures	Long	03/2009	22	13

				$41

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	228,700	$(2,106)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010		700	5
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		180,000	578
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		237,700	(2,679)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		205,000	(651)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(41)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(30)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(91)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	(73)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	150,000	(104)
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.150%	01/03/2012	SKK	15,550	5
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.180%	03/02/2012		223,000	42
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.580%	07/31/2012		920	0
Citibank N.A.	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.160%	01/10/2012		63,000	19
Barclays Bank PLC	6-Month USD-LIBOR	Pay	3.756%	05/02/2011		$61,746	1,107
Barclays Bank PLC	6-Month USD-LIBOR	Pay	11.000%	12/17/2012		8,017	(40)
Barclays Bank PLC	6-Month USD-LIBOR	Pay	11.000%	10/17/2014		76,508	2,484
Barclays Bank PLC	6-Month USD-LIBOR	Pay	3.756%	07/19/2017		57,857	(920)
Citibank N.A.	6-Month USD-LIBOR	Pay	4.262%	09/19/2016		36,014	(159)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	10.000%	05/05/2011		401	9
Deutsche Bank AG	6-Month USD-LIBOR	Pay	4.262%	09/20/2016		11,972	(4)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	10.000%	07/22/2017		69,118	969
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	11/22/2020		14,765	(145)

							$(1,861)

(g)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$1	$0	$1
Buy	BRL	28,861	10/2007	1,907	0	1,907
Sell		28,861	10/2007	0	(1,230)	(1,230)
Buy		135,214	03/2008	7,004	0	7,004
Sell		68,800	03/2008	0	(1,867)	(1,867)
Buy		21,716	07/2008	0	0	0
Buy	CLP	12,248,715	11/2007	703	0	703

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments Emerging Local Bond Fund (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	569,284	11/2007	$0	$(61)	$(61)
Buy		13,176,885	03/2008	439	0	439
Buy		1,581,269	11/2010	104	0	104
Buy	CNY	37,405	11/2007	35	0	35
Buy		43,848	03/2008	0	0	0
Buy		41,475	07/2008	65	0	65
Buy	COP	35,505,544	03/2008	765	(182)	583
Sell		124,619,586	03/2008	1,220	(910)	310
Buy	CZK	1,663,721	03/2008	6,272	0	6,272
Sell		626,203	03/2008	0	(1,933)	(1,933)
Buy		76,666	07/2008	198	0	198
Buy	EUR	320	10/2007	22	0	22
Buy	HUF	7,222,583	11/2007	2,066	0	2,066
Sell		6,243,437	11/2007	0	(1,712)	(1,712)
Buy	IDR	46,600,000	01/2008	54	0	54
Sell		106,090,000	01/2008	0	(255)	(255)
Buy	KRW	4,608,750	11/2007	44	0	44
Sell		6,590	11/2007	0	0	0
Buy		654,624	01/2008	0	(1)	(1)
Buy	KWD	1,186	05/2008	122	0	122
Buy	MXN	360,447	03/2008	77	(160)	(83)
Sell		246,373	03/2008	159	(206)	(47)
Buy		301,529	07/2008	137	0	137
Sell		31,442	07/2008	0	(5)	(5)
Buy	MYR	128,212	10/2007	283	(73)	210
Sell		128,212	10/2007	0	(447)	(447)
Buy		181,728	05/2008	1,155	0	1,155
Buy		183,246	08/2008	575	0	575
Buy	PLN	330,470	03/2008	6,426	0	6,426
Sell		8,131	03/2008	0	(158)	(158)
Buy		104,339	07/2008	1,813	0	1,813
Buy	RUB	170,015	12/2007	257	0	257
Sell		28,716	12/2007	0	(50)	(50)
Buy		1,593,276	01/2008	2,048	0	2,048
Buy		648,274	07/2008	329	0	329
Buy	SAR	15,472	05/2008	8	0	8
Buy	SKK	88,642	11/2007	103	0	103
Buy		1,643,598	03/2008	2,615	0	2,615
Buy	TRY	40,700	03/2008	3,545	0	3,545
Sell		28,985	03/2008	0	(3,282)	(3,282)
Buy	ZAR	124,226	03/2008	571	0	571
Sell		114,103	03/2008	0	(789)	(789)
Buy		65,665	07/2008	384	0	384

				$41,506	$(13,321)	$28,185

48	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.6%
Argentina Bonos
5.389% due 08/03/2012		$62,530	$35,533

Total Argentina (Cost $36,110)			35,533

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$5,731	5,947

Total Bermuda (Cost $5,700)			5,947

BRAZIL 18.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	84,330	42,293

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,356
7.875% due 03/07/2015		3,709	4,198
8.250% due 01/20/2034		41,080	51,843
8.500% due 09/24/2012	EUR	11,500	18,735
8.750% due 02/04/2025		$17,175	22,027
8.875% due 10/14/2019		15,476	19,306
8.875% due 04/15/2024		21,160	27,261
10.125% due 05/15/2027		42,810	61,175
10.250% due 01/10/2028	BRL	6,100	3,511
10.500% due 07/14/2014		$1,874	2,375
12.500% due 01/05/2016	BRL	2,000	1,255
12.750% due 01/15/2020		$3,750	5,944

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,687
6.000% due 05/15/2045		6,000	5,265
10.000% due 01/01/2012		152,675	79,414

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,145

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,193

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,449

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,781

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,409
8.800% due 01/30/2017		3,600	3,780

Vale Capital Ltd.
5.500% due 06/15/2010		153	10,218

Vale Overseas Ltd.
6.250% due 01/11/2016		700	708
6.250% due 01/23/2017		6,200	6,300
6.875% due 11/21/2036		14,425	14,934
8.250% due 01/17/2034		750	891

Total Brazil (Cost $362,597)			427,593

CHILE 1.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,048

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,957

Chile Government International Bond
5.760% due 01/28/2008		24	24

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,230
6.150% due 10/24/2036		7,300	7,149

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enersis S.A.
7.375% due 01/15/2014	$1,098	$1,167
7.400% due 12/01/2016	1,850	1,996

Total Chile (Cost $27,592)		27,065

CHINA 0.8%
Citic Resources Finance Ltd.
6.750% due 05/15/2014	$3,200	3,116

Export-Import Bank of China
5.250% due 07/29/2014	9,958	9,900

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,056

Total China (Cost $19,088)		19,072

COLOMBIA 3.2%
Colombia Government International Bond
7.375% due 01/27/2017	$5,100	5,559
7.375% due 09/18/2037	5,640	6,218
8.250% due 12/22/2014	32,030	36,194
10.000% due 01/23/2012	10	12
10.375% due 01/28/2033	1,850	2,724
10.750% due 01/15/2013	15,535	19,030
11.750% due 02/25/2020	3,047	4,479

Total Colombia (Cost $72,064)		74,216

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$6,872	6,865

Total Egypt (Cost $6,772)		6,865

EL SALVADOR 0.7%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,132

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	4,960

Total El Salvador (Cost $14,915)		15,092

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,718
10.250% due 11/08/2011	771	891

Total Guatemala (Cost $9,575)		9,609

INDIA 0.8%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,194

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,647

Vedanta Resources PLC
6.625% due 02/22/2010	7,400	7,413

Total India (Cost $18,231)		18,254

INDONESIA 1.7%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	21,916

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,206
7.250% due 06/28/2017	3,600	3,546
7.750% due 10/17/2016	950	967
7.875% due 06/29/2037	3,600	3,537

Total Indonesia (Cost $37,282)		38,172

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.6%
ATF Bank JSC
9.000% due 05/11/2016		$725	$737

HSBK Europe BV
7.750% due 05/13/2013		2,450	2,444

Intergas Finance BV
6.375% due 05/14/2017		9,100	8,811
6.875% due 11/04/2011		2,980	3,047

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,366
8.500% due 04/16/2013		1,300	1,232

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,718

Total Kazakhstan (Cost $37,036)			36,355

LUXEMBOURG 0.5%
Gaz Capital for Gazprom
7.288% due 08/16/2037		$11,800	12,608

Total Luxembourg (Cost $11,800)			12,608

MALAYSIA 1.5%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,748
7.750% due 08/15/2015		1,690	1,947

Petronas Capital Ltd.
7.000% due 05/22/2012		100	107
7.875% due 05/22/2022		3,000	3,627

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,137

Total Malaysia (Cost $34,142)			33,566

MEXICO 13.0%
America Movil SAB de C.V.
5.500% due 03/01/2014		$6,381	6,322
5.750% due 01/15/2015		11,700	11,696
8.460% due 12/18/2036	MXN	10,900	981

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,083
6.196% due 12/31/2049		4,835	4,816

C8 Capital SPV Ltd.
6.640% due 12/29/2049		2,400	2,341

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	961
6.722% due 12/31/2049		8,500	8,178

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,240

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,576

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,052

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,360

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	980

Mexico Government International Bond
5.625% due 01/15/2017		6,500	6,497
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		39,080	42,597
7.500% due 04/08/2033		24,685	29,363
8.000% due 09/24/2022		16,880	20,526
11.500% due 05/15/2026		10,000	16,150

Pemex Finance Ltd.
9.030% due 02/15/2011		42	44

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$45,085	$45,338
6.625% due 06/15/2035		8,500	8,802
8.000% due 11/15/2011		4,640	5,085
8.625% due 02/01/2022		40,033	49,579
9.250% due 03/30/2018		11,877	14,971
9.375% due 12/02/2008		500	524

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	984
8.750% due 01/31/2016	MXN	10,000	934

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,747
9.125% due 02/01/2017		1,950	1,926

Total Mexico (Cost $288,355)			297,677

PAKISTAN 0.3%
Pakistan Government International Bond
7.125% due 03/31/2016		$7,735	7,000

Total Pakistan (Cost $7,674)			7,000

PANAMA 4.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,621

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,528
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	129
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,329
9.625% due 02/08/2011		17,969	20,152

Total Panama (Cost $98,950)			101,778

PERU 0.9%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,147
8.375% due 05/03/2016		3,312	3,900
8.750% due 11/21/2033		4,795	6,322

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,014
7.500% due 07/27/2035		6,500	7,090

Total Peru (Cost $18,560)			20,473

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$350	346

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	998
5.838% due 09/30/2027		470	430

Total Qatar (Cost $1,812)			1,774

RUSSIA 17.5%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,512
6.212% due 11/22/2016		$18,200	18,005
6.510% due 03/07/2022		22,800	22,936
8.625% due 04/28/2034		41,290	53,495

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,175

Gazprom International S.A.
7.201% due 02/01/2020		13,369	13,683

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,984

Lukoil Finance Ltd.
5.829% due 01/11/2009		4,830	4,805

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		$3,500	$3,594
8.375% due 10/14/2010		1,000	1,026

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	64,680

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		24,160	22,805
7.175% due 05/16/2013		6,400	6,535

Russia Government International Bond
7.500% due 03/31/2030		57,578	64,996
8.250% due 03/31/2010		6,667	6,947
11.000% due 07/24/2018		2,700	3,829
12.750% due 06/24/2028		13,275	23,699

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		900	985

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,056

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,746
6.625% due 03/20/2017		31,000	28,957
6.875% due 07/18/2011		4,000	3,980
7.500% due 07/18/2016		11,850	11,831

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,882

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,061
8.375% due 10/22/2011		450	471

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	998

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		5,000	4,956

Total Russia (Cost $396,162)			400,629

SOUTH AFRICA 2.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,464
5.875% due 05/30/2022		$5,690	5,583
6.500% due 06/02/2014		14,500	15,298
7.375% due 04/25/2012		5,950	6,441

Total South Africa (Cost $41,337)			44,786

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,916

Total Trinidad And Tobago (Cost $10,058)			9,916

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,111
4.750% due 04/07/2011		450	641
7.375% due 04/25/2012		$17,812	19,148
8.250% due 09/19/2027		1,680	2,033

Total Tunisia (Cost $28,058)			28,933

UKRAINE 2.4%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,246
6.385% due 06/26/2012		$2,550	2,563
6.580% due 11/21/2016		100	101
6.875% due 03/04/2011		30,850	31,635
7.650% due 06/11/2013		3,985	4,264
8.693% due 08/05/2009		13,150	13,845

Total Ukraine (Cost $53,267)			54,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED KINGDOM 0.1%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	$1,247

Total United Kingdom (Cost $1,251)			1,247

UNITED STATES 9.4%

CORPORATE BONDS & NOTES 0.9%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$20,000	20,874

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		260	284

			21,158

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
5.500% due 12/01/2033 - 10/01/2037		194,501	190,533

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
5.000% due 05/15/2037		2,700	2,771

Total United States (Cost $212,355)			214,462

URUGUAY 1.3%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	54,200	2,244
5.000% due 09/14/2018 (b)		77,496	3,742
8.000% due 11/18/2022		$16,398	18,283
9.250% due 05/17/2017		3,900	4,641

Total Uruguay (Cost $27,771)			28,910

VENEZUELA 6.0%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	17,287
5.375% due 04/12/2027		7,000	4,445

Venezuela Government International Bond
5.375% due 08/07/2010		29,750	28,039
6.000% due 12/09/2020		46,750	37,751
6.360% due 04/20/2011		4,190	3,924
7.000% due 12/01/2018		5,000	4,462
7.650% due 04/21/2025		8,500	7,629
8.500% due 10/08/2014		2,000	2,010
9.375% due 01/13/2034		17,840	18,643
10.750% due 09/19/2013		12,280	13,600

		SHARES
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	136

Total Venezuela (Cost $147,383)			137,926

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028		$5,000	4,127
6.875% due 01/15/2016		1,000	1,045

Total Vietnam (Cost $5,240)			5,172

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 8.1%
Freddie Mac
4.000% due 10/01/2007	$57,400	$57,400
4.057% due 10/01/2007	4,000	4,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	62,700	62,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	$62,400	$61,354

		185,454

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,493	6,493

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $6,625. Repurchase proceeds are $6,495.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
3.847% due 12/13/2007 (a)(c)(e)	$5,835	$5,772

Total Short-Term Instruments (Cost $197,767)		197,719

Total Investments (d) 101.3% (Cost $2,228,904)		$2,313,003

Other Assets and Liabilities (Net) (1.3%)		(30,701)

Net Assets 100.0%		$2,282,302

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $3,742 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $2,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	10	$12
90-Day Eurodollar December Futures	Long	12/2008	13	2
90-Day Eurodollar June Futures	Long	06/2008	237	254
90-Day Eurodollar June Futures	Long	06/2009	132	167
90-Day Eurodollar March Futures	Long	03/2009	7	4
90-Day Eurodollar March Futures	Long	03/2010	217	323
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,898
U.S. Treasury 10-Year Note December Futures	Long	12/2007	100	75

				$2,735

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	$8,125	$1,050
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	10
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	11,000	285
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	13,000	431
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%	07/20/2012	4,500	(58)
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%	07/20/2012	2,000	(25)
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	10,510	187
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	5,500	130
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.250%	09/20/2012	6,500	246
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	236
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	1,250	49
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	1,250	51
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	7,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	61
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	92

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	$750	$0
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	10,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	37
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	5,000	(24)
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	120
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	35
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	12,000	(64)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	20,500	(27)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	(34)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	4,000	2
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	14,600	104
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%	09/20/2011	5,300	114
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	5,000	16
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	6,000	(28)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	26,250	803
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	(149)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	7,250	312
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	5,600	110
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	171
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	400	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	127
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	2,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	14,000	(72)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	155
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	189
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	870	50
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%	10/20/2013	32,000	347
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	3,700	361
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	13
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	278
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	42
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	14,000	354
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	28
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	1,000	(4)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	5,500	(95)
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%	08/20/2017	9,000	529
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	117
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	1,026
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	148
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	205

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	$700	$6
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	161
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	66
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	154
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	9
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	5,000	26
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	1,900	34
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	189
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	120
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	186
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	6,200	213
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	2,000	31
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	146
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	117
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	131
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	517
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	113
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	86
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	540
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	77
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	215
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	11
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	(34)
UBS Warburg LLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	7,960	148
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	12
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	2,000	(54)
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%	07/20/2017	3,875	(39)

						$11,349

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	85,400	$(654)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		60,700	12
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	530
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		93,700	939
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		37,100	239
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		40,000	280
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(47)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	(36)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	(37)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	31
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	30
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		178,600	(10)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	1,254
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	63
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	610
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$306,100	4,064
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,200	360
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,200	2,474
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		44,500	(1,862)

							$8,240

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2014	$8,000	$7,937	$8,068

(2) Market value includes $142 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	73,619	10/2007	$3,900	$0	$3,900
Sell		73,619	10/2007	0	(2,040)	(2,040)
Buy		62,694	03/2008	2,626	0	2,626
Sell		217,386	03/2008	0	(4,914)	(4,914)
Buy		73,619	07/2008	1,783	0	1,783
Buy	CLP	853,250	11/2007	111	0	111
Buy		1,178,616	03/2008	69	0	69
Buy	CNY	2,018	12/2007	2	0	2
Buy		120,118	01/2008	51	(4)	47
Buy	COP	16,806,752	03/2008	532	0	532
Sell		474,390	03/2008	4	0	4
Buy	CZK	10,334	03/2008	35	0	35
Sell	EUR	39,403	10/2007	0	(2,667)	(2,667)
Buy	HKD	390	11/2007	0	0	0
Buy	IDR	19,408,377	10/2007	2	0	2
Sell		19,408,377	10/2007	0	(78)	(78)
Buy		110,619,000	01/2008	266	0	266
Buy		19,563,377	05/2008	81	0	81
Buy	ILS	1,142	12/2007	13	0	13
Buy	INR	131,861	10/2007	103	0	103
Sell		131,861	10/2007	0	(134)	(134)
Buy		9,790	11/2007	11	0	11
Buy		163,869	05/2008	165	0	165
Buy	JPY	637,214	10/2007	283	0	283
Buy	KRW	706,333	11/2007	9	0	9
Buy		3,312,256	01/2008	0	(5)	(5)
Buy		8,435,673	05/2008	212	0	212
Buy		2,767,883	08/2008	50	0	50
Buy	MXN	13,361	03/2008	20	0	20
Buy	MYR	7,618	10/2007	20	0	20
Sell		7,618	10/2007	0	(24)	(24)
Buy		19,065	05/2008	117	0	117
Buy		7,618	08/2008	16	0	16
Buy	PLN	30,702	03/2008	995	0	995

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	3,821	07/2008	$53	$0	$53
Buy	RUB	109,184	11/2007	268	0	268
Buy		286,438	12/2007	538	0	538
Buy		503,735	07/2008	216	0	216
Sell		168,109	07/2008	0	(114)	(114)
Buy	SGD	6,463	10/2007	84	0	84
Sell		4,532	10/2007	0	(63)	(63)
Buy		3,790	11/2007	31	0	31
Buy		4,390	02/2008	36	0	36
Buy		4,478	05/2008	62	0	62
Buy	SKK	13,221	03/2008	24	0	24
Sell	ZAR	12,802	03/2008	0	(37)	(37)
Buy		72,791	07/2008	426	0	426

				$13,214	$(10,080)	$3,134

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%
AES Corp.
7.000% due 04/30/2008	$1,000	$993
7.180% due 04/30/2010	12,500	12,426
7.250% due 08/10/2011	1,000	993
10.540% due 04/30/2010	2,500	2,488

Allied Waste North America, Inc.
5.121% due 03/28/2014	976	965
6.650% due 03/28/2014	874	864
6.880% due 03/28/2014	469	464
7.110% due 03/28/2014	349	346
7.140% due 03/28/2014	58	58

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

ARAMARK Corp.
7.198% due 01/26/2014	2,442	2,403
7.485% due 01/26/2014	165	162

Biomet, Inc.
7.000% due 03/08/2008	7,500	7,406
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Celanese Corp.
6.979% due 04/02/2014	4,987	4,897

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	857	845
7.541% due 01/20/2011	66	65

Community Health Systems, Inc.
4.000% due 07/02/2014	93	91
7.760% due 07/02/2014	1,407	1,385

Cooper-Standard Automotive, Inc.
7.750% due 12/31/2011	1,995	1,957

Covanta Energy Corp.
5.129% due 02/07/2014	1,649	1,602
6.875% due 02/07/2014	2,311	2,245
7.062% due 02/07/2014	1,031	1,001

CSC Holdings, Inc.
6.875% due 02/24/2013	3,975	3,927

DaVita, Inc.
6.680% due 10/05/2012	197	194
6.700% due 10/05/2012	356	351
6.860% due 10/05/2012	996	980
7.000% due 10/05/2012	91	89
7.010% due 10/05/2012	176	173

Dex Media West LLC
7.010% due 09/09/2010	1,732	1,718
7.210% due 09/09/2010	431	428
7.220% due 09/09/2010	611	606

Dobson Communications Corp.
7.240% due 03/14/2014	4,987	4,931

El Paso Corp.
5.273% due 06/15/2009	2,000	1,960

Energy Transfer Equity LP
7.106% due 11/01/2012	5,000	4,931

FCI Connectors
7.105% due 03/09/2013	13	13
7.130% due 03/09/2013	2,472	2,369

Ford Motor Co.
8.700% due 12/15/2013	6,925	6,733

Freescale Semiconductor, Inc.
7.330% due 12/01/2013	2,977	2,853

Fresenius Medical Care Capital Trust
6.972% due 03/22/2013	147	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
6.948% due 12/20/2012	$480	$471
7.264% due 12/20/2012	570	559
7.474% due 12/20/2012	4,845	4,755

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	4,000	3,885

Hanesbrands, Inc.
6.879% due 10/15/2013	258	255
7.110% due 10/15/2013	1,446	1,429

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	3,000	2,915

HCA, Inc.
7.198% due 11/16/2012	980	953
7.448% due 11/16/2013	5,950	5,846

Headwaters, Inc.
7.360% due 04/30/2011	734	721

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

HealthSouth Corp.
7.630% due 02/02/2013	16	15
7.850% due 02/02/2013	1,956	1,906

Hercules, Inc.
7.252% due 10/08/2010	403	396

Hertz Corp.
5.238% due 12/21/2012	1	1
7.550% due 12/21/2012	100	98
7.560% due 12/21/2012	1	1

Idearc, Inc.
7.200% due 11/17/2014	6,960	6,864

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,171
8.080% due 10/07/2014	2,227	2,179

Jarden Corp.
6.948% due 01/24/2012	3,285	3,200

Kinder Morgan, Inc.
7.070% due 05/24/2014	4,410	4,333
7.240% due 05/24/2014	115	113

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	4,830	4,805

Mediacom Communications Corp.
6.880% due 02/28/2014	1,990	1,925

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	5,925	5,685

Nalco Co.
6.950% due 11/04/2010	286	284
7.120% due 11/01/2010	416	414
7.570% due 11/01/2010	529	526

Nortek, Inc.
7.610% due 08/27/2011	1,950	1,882

NRG Energy, Inc.
6.848% due 02/01/2013	876	862

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,938

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

PanAmSat Corp.
7.124% due 07/03/2012	772	763
7.124% due 01/03/2014	1,635	1,618

Penn National Gaming, Inc.
6.950% due 05/26/2012	38	37
7.110% due 05/26/2012	2,910	2,893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reliant Energy, Inc.
4.998% due 06/12/2014	$1,600	$1,546
4.998% due 06/13/2014	400	387

Renal Advantage, Inc.
8.098% due 10/06/2012	3,960	3,831
9.750% due 10/06/2012	10	10

Rental Service Corp.
6.950% due 11/21/2013	130	127
7.110% due 11/21/2013	3,840	3,763

RH Donnelley, Inc.
6.710% due 06/30/2011	195	193
6.860% due 09/09/2010	383	380
6.860% due 06/30/2011	845	836
7.010% due 06/30/2011	278	274
7.050% due 06/30/2011	113	112
7.070% due 09/09/2010	265	264
7.200% due 06/30/2011	462	458
7.220% due 06/30/2011	355	351

Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	3,910	3,876
8.560% due 10/27/2011	10	10

Sandridge Energy, Inc.
8.985% due 04/01/2014	4,775	4,751

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	1,960
13.375% due 08/01/2008	500	490

Simmons Bedding Co.
6.938% due 12/19/2011	18	17
7.125% due 12/19/2011	36	35
7.375% due 12/19/2011	336	326
7.438% due 12/19/2011	471	457

SLM Corp.
6.000% due 06/30/2008	3,000	2,990

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	87
7.125% due 11/01/2011	105	104
7.188% due 11/01/2010	48	47
7.625% due 11/01/2011	215	213
7.688% due 11/01/2011	168	167

Telesat Canada, Inc.
2.500% due 02/14/2008	10,000	9,994

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.448% due 08/23/2013	2,669	2,610

Tribune Co.
8.244% due 05/30/2014	3,750	3,422

VNU/Nielson Finance LLC
7.360% due 08/09/2013	1,975	1,923

Warner Chilcott Corp.
7.198% due 01/18/2012	1,075	1,051
7.340% due 01/18/2012	36	36
7.360% due 01/18/2012	290	284

Wimar Landco LLC
7.448% due 07/03/2008	5,000	4,929

WMG Acquisition Corp.
7.360% due 02/28/2011	500	489
7.499% due 02/28/2011	505	494
7.541% due 02/28/2011	936	916

Xerium Technologies, Inc.
7.948% due 05/18/2012	1,346	1,281

Total Bank Loan Obligations (Cost $231,737)		226,919

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 27.0%
American Express Bank FSB
5.196% due 06/22/2009	$2,400	$2,391
5.826% due 06/12/2009	16,500	16,434

American Express Centurion Bank
5.196% due 09/22/2009	2,500	2,486
5.819% due 05/07/2008	3,500	3,495
5.912% due 12/17/2009	3,035	3,023

American Express Credit Corp.
5.562% due 05/19/2009	4,950	4,933

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,398
5.784% due 03/09/2009	2,000	2,001

American International Group, Inc.
5.210% due 06/23/2008	6,400	6,402
5.470% due 10/18/2011	12,800	12,816

ANZ National International Ltd.
5.396% due 08/07/2009	2,500	2,492

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	499

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,568

Banco Santander Chile
6.074% due 12/09/2009	5,500	5,508

Bank of America Corp.
5.208% due 09/25/2009	11,000	10,967
5.370% due 11/06/2009	3,300	3,287
5.608% due 06/19/2009	2,500	2,491

Bank of America N.A.
5.646% due 12/18/2008	12,900	12,892
5.704% due 06/12/2009	17,600	17,555
5.974% due 06/15/2016	12,000	11,823

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	24,300	24,071
5.588% due 01/31/2011	7,500	7,290
5.994% due 09/09/2009	1,680	1,654
6.950% due 08/10/2012	10,000	10,437

BHP Billiton Finance Ltd.
5.230% due 03/27/2009	2,500	2,502

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	496

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,233

Calabash Re II Ltd.
16.594% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.550% due 08/11/2009	6,900	6,869
5.570% due 05/18/2009	5,000	4,983
5.794% due 03/10/2009	7,000	6,983

CIT Group, Inc.
5.510% due 01/30/2009	24,850	23,977
5.668% due 12/19/2007	5,100	5,073
5.708% due 08/15/2008	2,000	1,970

Citigroup, Inc.
5.228% due 12/28/2009	10,000	9,966

Colvis Finance
8.000% due 02/02/2009	10,700	10,604

Credit Agricole S.A.
5.505% due 05/28/2009	5,000	5,005
5.555% due 05/28/2010	28,000	28,039

Credit Suisse First Boston
5.610% due 04/12/2013	20,000	19,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.750% due 05/16/2017	$11,000	$11,025

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,804

East Lane Re Ltd.
12.356% due 05/06/2011	2,000	2,010

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,342

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,108
4.250% due 11/27/2007	9,042	9,026
5.711% due 06/01/2009	25,000	25,040
5.770% due 11/16/2010	7,500	7,524

Ford Motor Credit Co.
4.950% due 01/15/2008	2,000	1,987
5.800% due 01/12/2009	5,200	5,024
6.930% due 01/15/2010	2,500	2,354
7.250% due 10/25/2011	9,400	8,816
7.375% due 10/28/2009	5,000	4,905
7.375% due 02/01/2011	8,865	8,501
7.875% due 06/15/2010	5,500	5,380
8.000% due 12/15/2016	10	9
8.110% due 01/13/2012	5,000	4,729
8.359% due 11/02/2007	5,000	5,004

Foundation Re II Ltd.
12.270% due 11/26/2010	3,700	3,798

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,086

General Electric Capital Corp.
5.390% due 10/26/2009	4,700	4,678
5.460% due 04/30/2009	1,500	1,498
5.530% due 07/27/2012	34,800	34,291
5.661% due 03/04/2008	2,500	2,499
5.680% due 11/21/2011	4,500	4,461
5.734% due 03/16/2009	3,000	2,996
5.794% due 06/15/2009	2,000	1,996
5.954% due 09/15/2014	450	446

General Motors Acceptance Corp.
6.360% due 09/23/2008	1,600	1,577

Genworth Global Funding Trusts
5.754% due 02/10/2009	2,400	2,396

GMAC LLC
6.808% due 05/15/2009	1,000	964

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	8,500	8,475
5.300% due 12/22/2008	13,700	13,662
5.300% due 06/23/2009	4,700	4,686
5.460% due 07/29/2008	6,300	6,292
5.470% due 11/10/2008	4,000	3,993
5.610% due 11/16/2009	9,000	8,984
5.690% due 07/23/2009	4,135	4,137
5.760% due 10/07/2011	2,000	1,976
5.821% due 03/02/2010	2,500	2,489

HBOS Treasury Services PLC
5.752% due 07/17/2008	2,000	1,999
5.784% due 12/08/2010	35,000	34,867

HCP, Inc.
6.000% due 01/30/2017	5,000	4,783

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,210
10.058% due 11/15/2014	3,000	3,105

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,216

HSBC Finance Corp.
5.420% due 10/21/2009	6,400	6,365
5.500% due 05/21/2008	6,300	6,298
5.630% due 05/10/2010	10,000	9,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.784% due 03/12/2010	$4,900	$4,866
5.809% due 12/05/2008	4,000	3,995
5.810% due 11/16/2009	7,000	7,041
5.824% due 09/15/2008	8,380	8,377
6.538% due 11/13/2007	3,200	3,206

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,431

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,122

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,777
6.875% due 11/04/2011	900	920

International Lease Finance Corp.
5.690% due 07/11/2011	25,000	24,751
5.719% due 05/24/2010	10,000	9,917
5.760% due 01/15/2010	4,500	4,489

John Deere Capital Corp.
5.382% due 09/25/2008	19,300	19,301
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	10,000	9,993
5.585% due 02/22/2012	10,000	9,854

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,000	1,978
5.260% due 12/23/2008	11,600	11,474
5.450% due 10/22/2008	6,700	6,654
5.450% due 01/23/2009	4,400	4,338
5.600% due 08/21/2009	15,000	14,647
5.630% due 11/16/2009	7,000	6,834

Longpoint Re Ltd.
10.944% due 05/08/2010	3,100	3,178

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,250	2,261
10.375% due 10/15/2017 (c)	2,250	2,185
11.625% due 10/15/2017	3,000	2,925

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)	15,800	15,798

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	4,900	4,885
5.400% due 10/23/2008	4,300	4,288
5.450% due 01/30/2009	4,900	4,880
5.665% due 08/14/2009	12,000	11,923
6.050% due 08/15/2012	11,000	11,290

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,650	2,630

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,500	1,508

Morgan Stanley
5.189% due 11/21/2008	5,500	5,474
5.410% due 05/07/2009	7,500	7,443
5.470% due 02/09/2009	4,500	4,475
5.485% due 01/18/2008	2,000	1,998
5.600% due 01/22/2009	10,500	10,478
5.610% due 01/18/2011	5,000	4,938
5.640% due 01/15/2010	3,500	3,471

Mystic Re Ltd.
11.841% due 12/05/2008	2,500	2,535
14.541% due 12/05/2008	1,900	1,936
15.541% due 06/07/2011	2,000	2,078

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.585% due 08/19/2009	5,000	5,003
5.765% due 09/11/2009	10,400	10,426
5.794% due 06/15/2011	10,000	10,028

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,027

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
9.690% due 08/15/2009	$520	$541

Petroleum Export Ltd.
4.623% due 06/15/2010	4,278	4,222
5.265% due 06/15/2011	5,188	5,182

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,487	2,502

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,467

Redwood Capital IX Ltd.
12.110% due 01/09/2008	4,100	4,121

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008	3,700	3,638

Residential Reinsurance 2007 Ltd.
11.621% due 06/07/2010	3,500	3,577
12.871% due 06/07/2010	9,900	10,141

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,285

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	14,000	14,282

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,100	1,099
5.729% due 11/20/2009	7,000	6,976

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,518

SLM Corp.
5.440% due 01/25/2008	9,000	8,980
5.500% due 07/27/2009	21,250	20,435
5.560% due 01/26/2009	5,700	5,548
5.570% due 07/25/2008	500	493

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	747

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,615

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	19,834

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.106% due 05/01/2010	3,200	3,248

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,053
8.750% due 05/01/2009	5,758	5,974

Vita Capital III Ltd.
6.460% due 01/01/2011	9,300	9,261

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	28,900	28,712

Wachovia Bank N.A.
5.250% due 03/23/2009	22,500	22,474

Wachovia Corp.
5.410% due 10/28/2008	2,000	1,999
5.490% due 10/15/2011	8,700	8,608
5.814% due 03/15/2011	5,000	4,965

Wells Fargo & Co.
5.794% due 09/15/2009	10,000	9,996

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,565

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Banking Corp.
5.758% due 06/06/2008	$7,800	$7,794

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002
5.746% due 03/02/2009	5,800	5,820

		1,198,164

INDUSTRIALS 11.0%
Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	2,800	2,688
9.194% due 06/15/2011	2,350	1,845

ARAMARK Corp.
8.500% due 02/01/2015	1,600	1,640
8.856% due 02/01/2015	3,000	3,045

AstraZeneca PLC
6.004% due 09/11/2009	9,850	9,860

Berry Plastics Holding Corp.
9.569% due 09/15/2014	2,500	2,538

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,000

Bowater, Inc.
8.694% due 03/15/2010	2,500	2,125
9.000% due 08/01/2009	3,000	2,835

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,001

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,287

C8 Capital SPV Ltd.
6.640% due 12/29/2049	9,700	9,461

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,831

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	4,500	4,607

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,935

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,168

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	5,981

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	736

Cox Communications, Inc.
6.253% due 12/14/2007	6,000	6,006

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,457
7.875% due 12/15/2007	351	352

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	8,680

CVS Caremark Corp.
5.921% due 06/01/2010	3,800	3,790

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	4,400	4,365
6.133% due 03/13/2009	4,300	4,284

Delta Air Lines, Inc.
7.379% due 05/18/2010	13,714	13,857

Dex Media East LLC
9.875% due 11/15/2009	5,150	5,292

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,779

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Diageo Finance BV
5.318% due 03/30/2009	$2,500	$2,505

Dura Operating Corp.
8.625% due 04/15/2012 (a)	500	239

Dynegy Holdings, Inc.
7.500% due 06/01/2015	2,075	2,013

EchoStar DBS Corp.
6.375% due 10/01/2011	7,100	7,153

El Paso Corp.
6.500% due 06/01/2008	5,065	5,088
7.750% due 06/15/2010	650	675

Enterprise Products Operating LP
4.000% due 10/15/2007	250	250

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,388
10.125% due 09/01/2008	4,008	4,158

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,165

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,552
9.125% due 12/15/2014 (c)	2,400	2,232
9.569% due 12/15/2014	15,000	14,212

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,557

Goodyear Tire & Rubber Co.
9.135% due 12/01/2009	3,000	3,038

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,624

Hanesbrands, Inc.
8.784% due 12/15/2014	7,000	7,000

HCA, Inc.
8.750% due 09/01/2010	5,000	5,075
9.000% due 12/15/2014	540	528
9.250% due 11/15/2016	360	383

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,412

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,032

HJ Heinz Co.
6.428% due 12/01/2008	900	914

Home Depot, Inc.
5.819% due 12/16/2009	2,500	2,469

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	5,000	4,900

JetBlue Airways Corp.
8.658% due 05/15/2010	2,130	2,109
9.944% due 03/15/2008	1,865	1,871

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	11,866

Kohl’s Corp.
6.250% due 12/15/2017	5,000	5,004

Kraft Foods, Inc.
6.000% due 08/11/2010	5,000	5,006

L-3 Communications Corp.
7.625% due 06/15/2012	4,625	4,752

Limited Brands, Inc.
6.900% due 07/15/2017	5,000	5,033

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mandalay Resort Group
9.500% due 08/01/2008	$1,100	$1,130

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,585

MGM Mirage
8.375% due 02/01/2011	2,500	2,619

Nalco Co.
7.750% due 11/15/2011	4,805	4,925
8.875% due 11/15/2013	4,030	4,252

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,500

Nortel Networks Ltd.
9.610% due 07/15/2011	19,400	19,497

Northwest Airlines, Inc.
7.626% due 10/01/2011	4,800	4,695

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	9,102	9,523

Pemex Project Funding Master Trust
6.180% due 12/03/2012	1,200	1,200
6.994% due 06/15/2010	22,000	22,393
7.160% due 10/15/2009	3,600	3,686
8.500% due 02/15/2008	10,260	10,375

Qwest Communications International, Inc.
9.058% due 02/15/2009	5,233	5,311

Reynolds American, Inc.
6.394% due 06/15/2011	9,600	9,608
6.500% due 07/15/2010	10,000	10,312

Roseton
7.270% due 11/08/2010	1,500	1,507

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	21,300	23,312

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	8,200	8,266

Sanmina-SCI Corp.
8.444% due 06/15/2010	4,525	4,502

Seminole Hard Rock Entertainment, Inc.
8.194% due 03/15/2014	2,000	1,962

Service Corp. International
6.500% due 03/15/2008	825	827

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	3,200	3,202

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,509
6.700% due 10/01/2007	1,700	1,700

Spansion, Inc.
8.746% due 06/01/2013	900	862

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	4,977

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	891

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,035
6.640% due 04/15/2008	1,000	992

Transocean, Inc.
5.869% due 09/05/2008	3,300	3,295

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,412

United Airlines, Inc.
6.071% due 03/01/2013	635	639
6.201% due 03/01/2010	1,420	1,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vale Overseas Ltd.
6.250% due 01/23/2017	$2,900	$2,947

Verso Paper Holdings LLC
9.106% due 08/01/2014	6,000	6,060

Walt Disney Co.
5.824% due 09/10/2009	8,500	8,473

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,472

Xerox Corp.
6.396% due 12/18/2009	3,000	3,016

Yum! Brands, Inc.
8.875% due 04/15/2011	2,500	2,791

		488,823

UTILITIES 6.2%
AES Corp.
8.750% due 05/15/2013	15,740	16,547

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,909

America Movil SAB de C.V.
5.300% due 06/27/2008	35,075	35,085
5.500% due 03/01/2014	875	867
5.750% due 01/15/2015	850	850

AT&T Corp.
7.300% due 11/15/2011	473	509

AT&T, Inc.
5.648% due 05/15/2008	6,000	6,001

BellSouth Corp.
4.240% due 04/26/2021	13,500	13,423

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	6,082

CMS Energy Corp.
6.310% due 01/15/2013	13,400	12,998
9.875% due 10/15/2007	4,785	4,797

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,500	3,488

Dominion Resources, Inc.
5.687% due 05/15/2008	2,400	2,401
5.755% due 11/14/2008	2,000	2,001

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	4,100	4,351

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,923
5.980% due 12/01/2009	7,400	7,342
6.474% due 12/08/2008	3,000	3,012

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,587

Florida Power Corp.
5.975% due 11/14/2008	14,205	14,223

Homer City Funding LLC
8.734% due 10/01/2026	4,095	4,586

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,123
8.625% due 11/14/2011	1,100	1,169

Korea Electric Power Corp.
6.338% due 12/20/2007	500	501

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,126

Midwest Generation LLC
8.300% due 07/02/2009	3,124	3,179

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	6,500	6,541

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NiSource Finance Corp.
6.064% due 11/23/2009	$3,500	$3,474

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,400

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,668

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,173
8.625% due 02/15/2008	8,824	8,914
10.000% due 10/01/2009	3,000	3,223

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,553
7.000% due 08/03/2009	10,000	10,100

Qwest Corp.
5.625% due 11/15/2008	7,000	7,026
7.500% due 06/15/2023	1,500	1,485
8.875% due 03/15/2012	2,000	2,192
8.944% due 06/15/2013	1,500	1,609

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	776	769

Rural Cellular Corp.
9.875% due 02/01/2010	13,613	14,294

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,770

Southern California Edison Co.
5.778% due 12/13/2007	3,000	3,002
7.625% due 01/15/2010	2,500	2,628

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	15,000	14,941
5.500% due 01/27/2015	850	837

TXU Electric Delivery Co.
6.069% due 09/16/2008	4,000	3,960

TXU Energy Co. LLC
6.194% due 09/16/2008	4,000	4,007

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

		275,828

Total Corporate Bonds & Notes (Cost $1,971,035)		1,962,815

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.246% due 02/01/2035	630	635
5.000% due 07/25/2019	1,680	1,677
5.191% due 07/25/2037	4,699	4,645
5.271% due 04/25/2035	91	91
5.500% due 07/01/2033 - 09/01/2037	112,000	109,725
6.205% due 06/01/2043	2,982	2,991

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	2,260	2,244
4.500% due 07/15/2018	2,509	2,470
5.000% due 06/15/2016 - 09/15/2024	3,690	3,685
5.500% due 03/15/2017	5,689	5,757
6.205% due 10/25/2044	6,750	6,731

Ginnie Mae
5.500% due 02/15/2036 - 06/15/2037	3,196	3,152
6.052% due 12/16/2026	277	278

Total U.S. Government Agencies (Cost $142,789)		144,081

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	$24,640	$24,468

Total U.S. Treasury Obligations (Cost $24,426)		24,468

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	17,623	17,531

American Home Mortgage Investment Trust
5.281% due 09/25/2035	359	359

Arkle Master Issuer PLC
5.732% due 11/19/2007	3,200	3,199

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	1,800	1,800

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,475	1,483

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,506	16,309

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	3,031	3,004
5.507% due 09/25/2035	7,099	7,092

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	704	697

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	8,106	8,074
5.700% due 01/25/2037	15,055	14,951
5.793% due 12/26/2046	2,554	2,543

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,602	4,491

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,533	2,469
4.248% due 08/25/2035	15,185	14,833
4.677% due 08/25/2035	2,012	1,993

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	1,625	1,625

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	539	538
5.291% due 02/25/2047	1,674	1,637
5.311% due 05/25/2047	4,578	4,430
5.676% due 02/20/2047	1,633	1,594
5.983% due 02/25/2036	1,067	1,036

Countrywide Home Loan Mortgage Pass-Through Trust
4.721% due 02/25/2034	3,759	3,694
4.853% due 04/20/2035	6,767	6,709
5.361% due 05/25/2035	397	387

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	3,021	2,997
4.666% due 03/15/2036	12,000	11,774
5.953% due 03/25/2032	71	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,684	1,682
5.211% due 02/25/2037	2,201	2,199
5.211% due 03/25/2037	2,590	2,587

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,057	1,049

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,383

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	4,669	4,639

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,043	2,028

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	393	393

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
5.261% due 04/19/2038	$2,598	$2,533
5.592% due 01/19/2038	1,355	1,349
5.692% due 01/19/2038	28,258	27,606
5.742% due 03/19/2037	7,579	7,452

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	2,274	2,271

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	2,584	2,570
5.231% due 01/25/2037	1,132	1,130

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1,492	1,489

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	2,600	2,599

MASTR Adjustable Rate Mortgages Trust
5.241% due 05/25/2047	1,096	1,093

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	5,538	5,494

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,583

Morgan Stanley Capital I
5.812% due 10/15/2020	9,915	9,871

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,723	1,724

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	483	470
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,693	1,689

Sequoia Mortgage Trust
5.846% due 07/20/2033	632	626

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,746	1,738

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,679	1,668
5.261% due 03/25/2037	2,220	2,212
5.351% due 05/25/2036	4,244	4,151
5.832% due 10/19/2034	696	696
5.852% due 03/19/2034	116	115

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,673	2,641
5.322% due 10/25/2035	879	871

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	715	714
5.241% due 01/25/2037	3,981	3,967

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	11,179	11,056
5.241% due 11/25/2046	9,969	9,850
5.251% due 10/25/2046	2,557	2,520

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	26,425	26,329

Washington Mutual, Inc.
4.208% due 06/25/2033	1,438	1,425
4.229% due 03/25/2034	806	801
5.441% due 01/25/2045	286	281
5.713% due 01/25/2047	1,803	1,783
5.793% due 12/25/2046	979	963
5.983% due 02/25/2046	3,254	3,161
6.183% due 11/25/2042	774	777

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,358	1,346

Total Mortgage-Backed Securities (Cost $328,809)		328,374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	$2,330	$2,315

ACE Securities Corp.
5.211% due 02/25/2036	180	180
5.221% due 06/25/2037	2,565	2,554

Argent Securities, Inc.
5.171% due 06/25/2036	448	447
5.181% due 09/25/2036	545	542
5.181% due 10/25/2036	2,132	2,116
5.201% due 04/25/2036	410	410

Asset-Backed Funding Certificates
5.171% due 09/25/2036	747	744
5.191% due 10/25/2036	428	426
5.481% due 06/25/2034	3,293	3,218

Asset-Backed Securities Corp. Home Equity
5.181% due 12/25/2036	2,434	2,418
5.211% due 05/25/2037	1,792	1,777
7.402% due 03/15/2032	2,308	2,302

Atrium CDO Corp.
5.790% due 06/27/2015	2,500	2,482

Bear Stearns Asset-Backed Securities, Inc.
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	105	105
5.211% due 10/25/2036	1,512	1,505
6.502% due 10/25/2037	7,400	7,375

Carrington Mortgage Loan Trust
5.181% due 10/25/2036	2,587	2,573
5.181% due 01/25/2037	1,882	1,868
5.196% due 07/25/2036	374	373
5.381% due 06/25/2035	7,481	7,437
5.825% due 10/25/2035	2,198	2,164

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	3,000	3,008

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,378	4,367
5.241% due 08/25/2036	2,000	1,975
5.241% due 03/25/2037	1,809	1,795
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	2,063	2,056
5.181% due 03/25/2037	1,354	1,347
5.181% due 05/25/2037	5,061	5,028
5.181% due 07/25/2037	3,347	3,326
5.181% due 08/25/2037	1,003	996
5.181% due 12/25/2046	2,284	2,274
5.181% due 03/25/2047	1,758	1,748
5.191% due 03/25/2037	1,364	1,358
5.191% due 09/25/2046	1,635	1,628
5.201% due 06/25/2036	474	474
5.201% due 07/25/2036	380	379
5.201% due 08/25/2036	358	357
5.201% due 06/25/2037	2,890	2,867
5.211% due 06/25/2037	2,019	2,003
5.211% due 10/25/2037	1,808	1,794
5.241% due 10/25/2046	1,968	1,959
5.321% due 06/25/2036	2,200	2,175

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	2,113	2,101
5.221% due 12/25/2037	1,686	1,676

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	549	548

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	2,309	2,298
5.171% due 09/25/2036	2,046	2,025
5.171% due 01/25/2038	2,964	2,947
5.201% due 12/25/2037	2,395	2,377

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.191% due 01/25/2037	$2,421	$2,395
5.201% due 02/25/2037	490	488

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,293	1,286

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.171% due 10/25/2046	633	630
5.201% due 12/25/2036	791	782
5.231% due 01/25/2047	2,910	2,891

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,213	1,208

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	707	707

HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,141	2,136

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	1,514	1,504
5.211% due 12/25/2035	632	630

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	3,258	3,235
5.231% due 03/25/2036	36	36
5.261% due 04/25/2037	2,449	2,434

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	560	558
5.181% due 08/25/2036	650	645
5.241% due 08/25/2036	800	785

Lehman XS Trust
5.201% due 05/25/2046	1,917	1,913
5.211% due 08/25/2046	1,959	1,944
5.251% due 11/25/2036	1,085	1,083

Long Beach Mortgage Loan Trust
5.171% due 07/25/2036	877	873
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	258	258
5.411% due 10/25/2034	308	300
5.685% due 08/25/2035	213	212

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	1,160	1,152
5.191% due 11/25/2036	3,301	3,282
5.211% due 05/25/2037	2,575	2,547
5.241% due 11/25/2035	393	392
5.281% due 11/25/2035	597	595

Merrill Lynch First Franklin Mortgage Loan Trust
5.899% due 10/25/2037 (b)	2,000	2,000

Merrill Lynch Mortgage Investors, Inc.
5.191% due 04/25/2037	652	651
5.201% due 02/25/2037	553	552
5.211% due 01/25/2037	77	77
5.211% due 09/25/2037	3,897	3,879

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	565	561
5.171% due 01/25/2037	3,097	3,072
5.181% due 10/25/2036	3,045	3,028
5.181% due 11/25/2036	4,776	4,745
5.191% due 05/25/2037	2,998	2,984
5.201% due 02/25/2036	548	547
5.251% due 02/25/2036	3,300	3,272

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	2,332	2,316
5.191% due 06/25/2037	3,471	3,451
5.201% due 09/25/2036	1,190	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nelnet Student Loan Trust
5.182% due 09/25/2012	$1,927	$1,929
5.260% due 06/22/2017	2,000	2,005

New Century Home Equity Loan Trust
5.311% due 05/25/2036	1,300	1,281

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	242	241

Option One Mortgage Loan Trust
5.181% due 01/25/2037	1,576	1,568
5.191% due 07/25/2037	2,709	2,692

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	2,907	2,875

Quest Trust
5.251% due 08/25/2036	10,164	9,978

Residential Asset Mortgage Products, Inc.
5.201% due 02/25/2037	2,034	2,022
5.211% due 02/25/2036	94	94
5.211% due 07/25/2036	1,005	1,001
5.231% due 08/25/2046	1,799	1,783

Residential Asset Securities Corp.
5.171% due 08/25/2036	1,428	1,424
5.191% due 01/25/2037	1,938	1,925
5.201% due 07/25/2036	1,285	1,281
5.201% due 11/25/2036	3,204	3,179
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	138	138
5.221% due 01/25/2036	112	112
5.241% due 04/25/2037	2,770	2,750

SACO I, Inc.
5.381% due 12/25/2035	2,243	2,190

Saxon Asset Securities Trust
5.191% due 11/25/2036	1,492	1,484

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	3,204	3,183
5.211% due 11/25/2036	2,438	2,414

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,215
5.330% due 04/25/2012	1,122	1,122
5.330% due 07/25/2013	1,480	1,480
5.350% due 10/25/2018	2,043	2,034
5.360% due 01/25/2016	871	871
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,564	1,560
5.181% due 10/25/2036	1,231	1,224
5.191% due 12/25/2036	1,048	1,040
5.331% due 03/25/2036	415	415

Specialty Underwriting & Residential Finance
5.191% due 02/25/2037	411	408
5.191% due 01/25/2038	3,584	3,560
5.471% due 01/25/2034	17	17

Structured Asset Securities Corp.
5.181% due 10/25/2036	1,323	1,310
5.211% due 01/25/2037	1,489	1,472
5.261% due 12/25/2035	273	272

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	565	565

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	807	799
5.191% due 10/25/2036	1,659	1,648

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	2,274	2,260
5.231% due 03/25/2037	1,754	1,742
5.401% due 11/25/2035	22,776	22,086

Total Asset-Backed Securities (Cost $285,623)		283,863

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 7.1%
Argentina Bonos
5.389% due 08/03/2012		$92,500	$52,563

Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		40,977	40,793

Chile Government International Bond
5.760% due 01/28/2008		13,381	13,398

Korea Development Bank
4.250% due 11/13/2007		9,848	9,838
5.760% due 10/20/2009		23,950	23,965
5.775% due 11/22/2012		7,500	7,469

Mexico Government International Bond
5.625% due 01/15/2017		3,000	2,998
6.060% due 01/13/2009		22,461	22,579
6.750% due 09/27/2034		7,000	7,630

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,077

Peru Government International Bond
6.550% due 03/14/2037		5,982	6,188

Republic of Korea
4.875% due 09/22/2014		2,000	1,951

Russia Government International Bond
12.750% due 06/24/2028		100	179

Socialist Republic of Vietnam
6.875% due 01/15/2016		6,000	6,288

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,179

Ukraine Government International Bond
6.875% due 03/04/2011		250	256
8.693% due 08/05/2009		48,350	50,905

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,356
6.360% due 04/20/2011		62,300	58,346

Total Sovereign Issues (Cost $317,864)			313,958

FOREIGN CURRENCY-DENOMINATED ISSUES 9.2%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	2,000	2,730
6.817% due 04/08/2014		2,000	2,746

Atlas Reinsurance PLC
8.172% due 01/10/2010		3,100	4,468

Bombardier, Inc.
7.631% due 11/15/2013		3,250	4,704

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	32,420	16,259

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	6,027

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,585
6.000% due 05/15/2045		10,000	8,769
10.000% due 01/01/2012		77,790	40,463

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,784
6.875% due 08/15/2015		2,750	3,820

Gaz Capital for Gazprom
5.440% due 11/02/2017		2,400	3,194
5.875% due 06/01/2015		15,000	20,883
7.800% due 09/27/2010		3,000	4,503

JSG Holding PLC
6.550% due 11/29/2013		2,000	2,774
7.050% due 11/29/2014		4,000	5,583

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Floating Income Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	$4,393

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,307

M-Real Serla OYJ
8.855% due 12/15/2010	EUR	8,000	11,107

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		3,356	4,699
6.580% due 11/30/2014		4,046	5,696
8.250% due 05/01/2016		1,400	2,101

PagesJaunes Groupe
6.500% due 01/11/2014		6,000	8,210

Pylon Ltd.
6.224% due 12/18/2008		4,000	5,741

Rhodia S.A.
6.959% due 10/15/2013		10,000	14,000

Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	11,027
9.370% due 04/06/2011		4,000	7,969

Seat Pagine Gialle SpA
4.408% due 05/25/2012	EUR	1,836	2,558

SigmaKalon
6.908% due 09/19/2012		2,000	2,755
7.414% due 09/19/2013		1,758	2,431

South Africa Government International Bond
13.000% due 08/31/2010	ZAR	742,900	118,822

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,076
0.967% due 05/25/2011		700,000	6,080

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	97,600	9,115

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UPC Financing Partnership
6.300% due 12/31/2014	EUR	5,242	$7,125
6.302% due 12/31/2014		2,501	3,393

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	36,027	1,492
5.000% due 09/14/2018 (e)		49,915	2,410
6.875% due 01/19/2016	EUR	6,500	9,663

Total Foreign Currency-Denominated Issues (Cost $387,737)			407,462

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		6,110	6,141

Total Preferred Stocks (Cost $6,249)			6,141

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,028

Total Exchange-Traded Funds (Cost $3,236)			3,028

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

COMMERCIAL PAPER 14.2%
Fannie Mae
5.123% due 10/24/2007		$16,800	16,745
5.130% due 10/04/2007		20,000	19,991
5.130% due 11/07/2007		40,000	39,789
5.150% due 11/07/2007		14,000	13,926
5.259% due 10/24/2007		100,200	99,872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 10/01/2007	$430,300	$430,300
4.550% due 12/17/2007	500	494
4.570% due 10/09/2007	2,000	1,999
5.040% due 10/03/2007	7,400	7,398

		630,514

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	5,587	5,587

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.125% due 02/12/2008 valued at $5,702. Repurchase proceeds are $5,589.)

U.S. TREASURY BILLS 1.9%
3.856% due 11/29/2007 - 12/13/2007 (d)(f)(h)	84,770	83,873

Total Short-Term Instruments (Cost $720,216)		719,974

PURCHASED OPTIONS (j) 1.3%
(Cost $41,523)		58,839

Total Investments (g) 100.8% (Cost $4,461,244)		$4,479,922

Written Options (k) (1.0%) (Premiums $37,649)		(43,573)

Other Assets and Liabilities (Net) 0.2%		8,822

Net Assets 100.0%		$4,445,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $41,055 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $164,095 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $6,952 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	703	$(148)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	652	(619)
Euro-Bund December Futures Put Options Strike @ EUR 106.000	Long	12/2007	652	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,897	560
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	445	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	890	375

				$159

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$197
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		4,500	109
Deutsche Bank AG	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		7,000	(277)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		62,425	1,069
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		2,300	55
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	25
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	36
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	25
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	40
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009		$100	4
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,500	(101)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		3,200	1
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		9,200	(539)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	3.800%		09/20/2012		4,200	48
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	(9)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		20,000	(164)
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	269
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	298
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		4,800	19
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	210
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	161
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(95)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		21,500	(46)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(50)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	(72)
Barclays Bank PLC	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012		107,000	2,741
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		2,000	(16)
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012		110,000	47
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	232
Barclays Bank PLC	Health Care Property Investors, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017		5,000	0
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017		75	(2)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017		25,000	39
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,500	59
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,500	61
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	5
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	3
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	6
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	45
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(4)

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Floating Income Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011	$10,000	$(24)
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%	09/20/2011	10,000	198
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011	40,000	(814)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	6,856	0
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	119,060	37
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	14,700	(61)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	2,000	(16)
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	8,995	140
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%	12/20/2011	16,300	(1,083)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%	03/20/2012	5,000	(164)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%	03/20/2012	18,000	(1,397)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%	03/20/2012	25,000	(1,146)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	13,600	(126)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2012	4,750	(280)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	300	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	250	12
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	3
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	27
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	270	3
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	09/20/2011	10,000	(96)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011	15,000	164
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%	09/20/2011	1,500	153
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%	03/20/2012	10,000	(260)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012	15,000	(54)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012	49,700	(233)
Credit Suisse First Boston	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.770%	06/20/2012	10,000	19
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012	2,000	26
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009	17,000	(266)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	1,000	10
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011	16,000	403
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	09/20/2011	5,000	106
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%	09/20/2011	25,000	262
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%	09/20/2011	1,000	(5)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	25,000	(26)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011	67,000	(1,505)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	34,000	(181)
Deutsche Bank AG	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%	06/20/2012	6,700	(132)
Deutsche Bank AG	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.050%	09/20/2012	3,700	114
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	150,000	(153)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	11/20/2016	25,000	1,091
Deutsche Bank AG	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017	3,000	115
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	300	8
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	735
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	24
Goldman Sachs & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%	09/20/2011	800	(5)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011	10,000	110

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	$25,000	$(815)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	78,900	(373)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	6,700	(289)
Goldman Sachs & Co.	Pride International, Inc. 7.375% due 07/15/2014	Sell	2.000%		09/20/2012	2,000	31
Goldman Sachs & Co.	Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	5,000	(1)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	7,500	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	115
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	762
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	388
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	(1,544)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	(66)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	393
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	117
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	288
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(49)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	(20)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	(20)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	(20)
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	5
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	(28)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	230,005	2,892
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	(3,994)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	192
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	101
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	(51)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	5,000	(26)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	30,000	(632)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	223,800	(1,864)
Lehman Brothers, Inc.	MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	10,000	(44)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	3,000	50
Lehman Brothers, Inc.	L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	2,500	140
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	201,000	(460)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	114
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	887
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	2,255
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	(16)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	133
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	45
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	(23)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	291
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	11,000	(199)

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Floating Income Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	$1,000	$(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	1,500	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	40,000	1,833
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.530%		08/20/2017	20,000	354
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(88)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	2
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	45
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	(55)
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	(39)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	253
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	308
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	49,200	(1,154)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	5,000	(27)
Merrill Lynch & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.900%		09/20/2012	3,500	165
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,036
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,365
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	(50)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	527
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	2
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	(175)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,500	59
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		06/20/2012	10,000	27
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	8,000	(5)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	6,000	(49)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	6,000	5
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	4,300	148
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	378
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	240
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	90
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	5,000	0
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	292
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	(49)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	54
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	69
UBS Warburg LLC	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	21,700	(297)

							$5,917

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$31,000	$(3,448)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	7,800	(1,217)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	16,000	(3,696)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	31,500	(7,266)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)

						$(22,767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	84,700	$(484)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,900	(126)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	6,300	57
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		40,000	263
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		15,200	77
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		33,500	278
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(3,129)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	(170)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		4,000	(31)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		18,000	(35)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(807)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(1,527)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	(327)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	(83)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	(34)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	(156)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	(88)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	(27)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	(32)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	(39)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		7,000,000	199
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	(54)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	(56)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	88
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	243
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	47
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	95
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		37,900	(1)
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	181,300	(1,712)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		$248,600	(7,679)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		603,000	(1,893)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		151,400	(6,277)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		115,500	(3,983)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		21,000	(904)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		51,700	(1,626)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,400	(100)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		23,400	(355)

							$(30,467)

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	1,643	$31	$26
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	148	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	1,643	31	26
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$65	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$640,000	$3,440	$5,070
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	5,244,000	30,208	41,397
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,156,000	5,867	10,204

							$39,515	$56,671

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Floating Income Fund   (Cont.)

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$23,000	$965	$1,055
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	23,000	965	1,059

					$1,930	$2,114

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.938	11/06/2007	$112,000	$13	$0

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,643	$739	$616
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,643	329	360

				$1,068	$976

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$280,000	$3,290	$3,929
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,280,000	15,520	16,532
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000,000	12,087	14,030
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	503,000	5,684	8,106

							$36,581	$42,597

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$15,642	$15,798	0.35%

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$8,600	$8,731	$8,786

(2) Market value includes $68 of interest payable on short sales.

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	16,597	10/2007	$692	$0	$692
Sell		16,597	10/2007	0	(561)	(561)
Buy		93,893	03/2008	4,782	0	4,782
Sell		169,990	03/2008	0	(3,135)	(3,135)
Buy		16,597	07/2008	489	0	489
Buy	CLP	2,320,150	03/2008	141	0	141
Buy	CNY	240,681	11/2007	666	0	666
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	18	(6)	12
Sell		149,070	01/2008	0	(221)	(221)
Buy		274,903	07/2008	317	0	317
Buy	COP	15,491,765	03/2008	493	0	493
Buy	CZK	20,884	03/2008	71	0	71
Sell	EUR	66,975	10/2007	0	(4,532)	(4,532)
Sell	GBP	10,432	11/2007	0	(360)	(360)
Buy	HKD	935	11/2007	0	0	0
Buy	HUF	6,367,140	11/2007	2,772	0	2,772
Sell		6,367,140	11/2007	0	(994)	(994)
Buy	IDR	4,367,283	10/2007	1	0	1
Sell		4,367,283	10/2007	0	(18)	(18)
Buy		4,398,283	05/2008	18	0	18
Buy	ILS	2,325	12/2007	26	0	26
Buy	INR	180,160	10/2007	433	0	433
Sell		180,160	10/2007	0	(183)	(183)
Buy		1,379,071	11/2007	336	0	336
Sell		308,937	11/2007	8	0	8
Buy		181,124	05/2008	211	0	211
Sell	JPY	2,822,829	10/2007	0	(1,255)	(1,255)
Buy	KRW	1,320,238	11/2007	17	0	17
Buy		27,758,282	05/2008	753	0	753
Buy		1,842,482	08/2008	33	0	33
Buy	MXN	182,984	03/2008	234	(9)	225
Buy		660,995	07/2008	0	(19)	(19)
Buy	MYR	2,138	10/2007	6	0	6
Sell		2,138	10/2007	0	(7)	(7)
Buy		2,138	08/2008	4	0	4
Buy	PLN	25,784	03/2008	601	0	601
Buy		81,590	07/2008	929	0	929
Buy	RUB	72,009	11/2007	189	0	189
Buy		286,973	12/2007	430	0	430
Buy		418,973	01/2008	551	0	551
Buy		462,161	07/2008	114	0	114
Buy	SGD	5,423	10/2007	64	0	64
Sell		5,423	10/2007	0	(76)	(76)
Buy		6,413	11/2007	63	0	63
Buy		3,829	02/2008	31	0	31
Buy		5,359	05/2008	74	0	74
Buy	SKK	26,981	03/2008	49	0	49
Buy	TRY	2,133	03/2008	241	0	241
Sell	ZAR	326,373	07/2008	0	(1,880)	(1,880)

				$15,861	$(13,256)	$2,605

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,783

Total Aruba (Cost $1,740)			1,783

AUSTRALIA 1.3%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	6,872

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	21,662

Seven Media Group
7.835% due 02/07/2013		869	760
8.878% due 02/07/2013		6,257	5,469

Total Australia (Cost $33,937)			34,763

BERMUDA 0.2%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)		$4,000	4,000

Total Bermuda (Cost $3,960)			4,000

CANADA 3.6%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,511

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	51,800	52,421

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,411

Honda Canada Finance, Inc.
5.034% due 03/26/2012		27,000	27,236

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,510

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,573

Total Canada (Cost $87,806)			93,662

CAYMAN ISLANDS 1.9%
Calabash Re II Ltd.
14.094% due 01/08/2010		$3,100	3,207

Foundation Re II Ltd.
12.270% due 11/26/2010		1,500	1,540

Longpoint Re Ltd.
10.944% due 05/08/2010		3,300	3,383

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,614
1.815% due 12/31/2049		100,000	883
8.375% due 01/29/2049		$8,000	8,335

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,475

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,273

Mystic Re Ltd.
14.541% due 12/05/2008		$500	510

Redwood Capital IX Ltd.
11.610% due 01/09/2008		1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		5,900	6,065

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,206

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	$2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $49,201)			49,070

DENMARK 0.6%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,997	4,144

Realkredit Danmark A/S
5.000% due 10/01/2038		59,297	10,701

Total Denmark (Cost $14,222)			14,845

FRANCE 6.7%
Credit Agricole S.A.
5.505% due 05/28/2009		$10,800	10,811
6.637% due 05/29/2049		5,900	5,555

France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,407
4.000% due 04/25/2014		300	421
4.000% due 10/25/2014		92,900	130,041
4.000% due 04/25/2055		300	379
4.750% due 10/25/2012		100	146
5.500% due 04/25/2029		4,200	6,662
5.750% due 10/25/2032		10,100	16,682

Total France (Cost $169,114)			177,104

GERMANY 16.3%
Bundesobligation
4.000% due 04/13/2012	EUR	34,200	48,444

Deutsche Bank AG
6.000% due 09/01/2017		$5,600	5,683

Republic of Germany
3.750% due 01/04/2015	EUR	39,000	53,858
4.000% due 07/04/2009		300	427
4.250% due 01/04/2014		27,340	39,014
4.250% due 07/04/2014		21,500	30,658
4.750% due 07/04/2034		400	583
5.000% due 01/04/2012		2,000	2,942
5.000% due 07/04/2012		16,700	24,659
5.250% due 07/04/2010		5,000	7,339
5.250% due 01/04/2011		75,600	111,393
5.375% due 01/04/2010		300	440
5.500% due 01/04/2031		4,400	7,047
5.625% due 01/04/2028		41,700	67,256
6.250% due 01/04/2024		9,800	16,668
6.250% due 01/04/2030		4,740	8,265
6.500% due 07/04/2027		2,260	4,008

Total Germany (Cost $414,115)			428,684

ICELAND 0.2%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	2,932

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,865

Total Iceland (Cost $5,887)			5,797

IRELAND 0.4%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Bank of Ireland
5.608% due 12/19/2008		$7,000	6,997

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,013

Total Ireland (Cost $10,617)			10,892

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	$982
4.250% due 08/01/2014		1,800	2,555
4.500% due 05/01/2009		1,000	1,433

Total Italy (Cost $4,914)			4,970

JAPAN 21.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	403

Japan Government Bond
1.500% due 03/20/2011	JPY	5,150,000	45,509
1.500% due 03/20/2014		1,590,000	13,981
1.500% due 03/20/2015		3,850,000	33,690
1.600% due 09/20/2013		1,660,000	14,713
1.600% due 06/20/2014		3,970,000	35,104
1.800% due 06/20/2017		10,500,000	92,514
2.300% due 06/20/2035		3,530,000	30,100
2.400% due 03/20/2034		580,000	5,066
2.500% due 09/20/2035		6,210,000	55,218
2.500% due 06/20/2036		5,431,000	48,136

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		990,990	8,375
1.000% due 06/10/2016		2,678,010	22,862
1.100% due 12/10/2016		5,946,120	51,214
1.200% due 03/10/2017		169,830	1,473
1.200% due 06/10/2017		10,471,720	90,496

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,297

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	400,000	3,517
1.856% due 09/29/2049		300,000	2,626
1.861% due 12/31/2049		300,000	2,621

Total Japan (Cost $555,402)			560,915

JERSEY, CHANNEL ISLANDS 0.2%
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,324

Total Jersey, Channel Islands (Cost $5,376)			5,324

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,975

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	101

Total Mexico (Cost $3,099)			3,076

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,625

Total Netherlands Antilles (Cost $2,554)			2,625

NETHERLANDS 0.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,964

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,767

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,659

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.250% due 07/15/2013	EUR	400	$571

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $7,978)			8,362

RUSSIA 0.3%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	835

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		$6,400	6,344

Total Russia (Cost $7,155)			7,179

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,701

Korea Development Bank
4.250% due 11/13/2007		670	669

Total South Korea (Cost $2,371)			2,370

SPAIN 4.4%
Santander U.S. Debt S.A. Unipersonal
5.729% due 11/20/2009		$4,000	3,986

Spain Government Bond
4.200% due 01/31/2037	EUR	600	787
4.400% due 01/31/2015		42,000	60,034
5.400% due 07/30/2011		20,800	30,886
5.750% due 07/30/2032		11,150	18,371
6.150% due 01/31/2013		1,000	1,552

Total Spain (Cost $114,228)			115,616

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,879

Total Tunisia (Cost $3,628)			3,879

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,321

Total Ukraine (Cost $1,210)			1,321

UNITED KINGDOM 4.8%
Arkle Master Issuer PLC
5.732% due 11/19/2007		$7,300	7,299

Barclays Bank PLC
7.434% due 09/29/2049		7,500	7,984

HBOS PLC
5.920% due 09/29/2049		8,400	7,611

HBOS Treasury Services PLC
5.752% due 07/17/2008		2,300	2,299

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,386

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		3,500	3,499

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,034

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	22,989
4.750% due 06/07/2010		12,900	26,248
5.000% due 03/07/2012		2,030	4,155
5.750% due 12/07/2009		3,900	8,100
9.000% due 07/12/2011		12,150	28,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
XL Capital Europe PLC
6.500% due 01/15/2012	$500	$519

Total United Kingdom (Cost $124,548)		126,310

UNITED STATES 76.6%

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp.
5.191% due 10/25/2036	$4,135	4,104

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,900	2,897

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	2,591	2,591

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1
5.481% due 10/25/2031	5	5

Argent Securities, Inc.
5.181% due 10/25/2036	5,211	5,172
5.191% due 05/25/2036	45	45

Asset-Backed Funding Certificates
5.191% due 10/25/2036	3,615	3,595
5.481% due 06/25/2034	4,620	4,515

Bank One Issuance Trust
5.862% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities, Inc.
5.581% due 03/25/2043	9	9

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	524	523

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,450	1,449
5.872% due 02/15/2010	1,590	1,590

Chase Issuance Trust
3.220% due 06/15/2010	2,000	1,998

CIT Group Home Equity Loan Trust
5.421% due 03/25/2033	10	10

Community Program Loan Trust
4.500% due 10/01/2018	696	689

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047	4,833	4,807
5.191% due 09/25/2046	1,178	1,174
5.231% due 09/25/2047	8,520	8,462
5.611% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	4	3

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	898	896

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,878	1,878

Fremont Home Loan Trust
5.201% due 02/25/2037	5,349	5,329

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	63	63

GSAMP Trust
5.421% due 03/25/2034	37	37

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	753	743

HSI Asset Securitization Corp. Trust
5.241% due 04/25/2037	366	363

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	354	352
5.231% due 03/25/2036	16	16

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	825	823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
5.201% due 03/25/2036	$1,171	$1,169

Lehman XS Trust
5.201% due 05/25/2046	414	413
5.211% due 06/25/2046	517	516
5.211% due 07/25/2046	2,756	2,746
5.211% due 11/25/2046	7,704	7,552
5.281% due 04/25/2037	11,266	11,217

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	386	376

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	300	298
5.201% due 08/25/2036	4,575	4,560
5.201% due 07/25/2037	7,269	7,216
5.211% due 09/25/2037	7,506	7,471

Morgan Stanley Home Equity Loans
5.241% due 02/25/2036	5,700	5,629

Nelnet Student Loan Trust
5.450% due 07/25/2016	867	868

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	1,946	1,939

Quest Trust
5.571% due 09/25/2034	12	11

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	1	1
5.631% due 12/25/2033	1,163	1,131

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	8,146	8,083

Residential Asset Securities Corp.
5.171% due 06/25/2036	73	73
5.201% due 07/25/2036	1,574	1,569
5.211% due 10/25/2036	6,463	6,422
5.221% due 01/25/2036	21	21
5.631% due 07/25/2032	18	18

SACO I, Inc.
5.191% due 05/25/2036	871	846

Saxon Asset Securities Trust
5.191% due 11/25/2036	7,886	7,846
5.651% due 08/25/2032	3	3

SBI HELOC Trust
5.301% due 08/25/2036	6,497	6,173

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,194
5.191% due 03/25/2036	312	311

SLM Student Loan Trust
3.800% due 12/15/2038	2,700	2,647
5.330% due 10/25/2012	555	555
5.350% due 07/25/2017	457	457
5.370% due 10/26/2015	514	514

Soundview Home Equity Loan Trust
5.191% due 06/25/2036	34	34

Structured Asset Investment Loan Trust
5.221% due 01/25/2036	2,780	2,770

Structured Asset Securities Corp.
5.531% due 05/25/2034	10	10

Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	790	785

Wells Fargo Home Equity Trust
5.251% due 12/25/2035	5,449	5,416
5.361% due 10/25/2035	4,822	4,764
5.371% due 11/25/2035	11,636	11,443

		170,310

BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	16,700	16,702

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Co.
8.700% due 12/15/2013		$1,092	$1,062

Georgia-Pacific Corp.
6.948% due 12/20/2012		240	236
7.264% due 12/20/2012		285	280
7.474% due 12/20/2012		2,429	2,384

HCA, Inc.
7.448% due 11/16/2013		4,080	4,008

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			25,639

CORPORATE BONDS & NOTES 14.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,008

American Express Centurion Bank
5.819% due 05/07/2008		6,500	6,490

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,877

Amgen, Inc.
5.585% due 11/28/2008		$6,200	6,208

AT&T, Inc.
5.785% due 11/14/2008		1,000	1,001

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,630

Bank of America Corp.
5.370% due 11/06/2009		4,100	4,084
5.620% due 10/14/2016		1,600	1,577

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,500	12,002

BellSouth Corp.
4.240% due 04/26/2021		2,300	2,287
5.200% due 09/15/2014		1,400	1,365
5.658% due 08/15/2008		3,900	3,897

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,477

Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	307

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,699

Charter One Bank N.A.
5.410% due 04/24/2009		9,000	8,945

CIT Group, Inc.
5.704% due 05/23/2008		3,500	3,441
5.834% due 06/08/2009		7,500	7,172

Citigroup, Inc.
5.240% due 12/26/2008		5,200	5,198
6.000% due 08/15/2017		6,900	7,073

CMS Energy Corp.
9.875% due 10/15/2007		400	401

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,024

Comcast Corp.
5.660% due 07/14/2009		7,600	7,566

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		7,300	7,277

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,776

CVS Caremark Corp.
5.750% due 08/15/2011		700	710
5.921% due 06/01/2010		5,900	5,884

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$700	$692
5.750% due 09/08/2011		1,100	1,111
6.053% due 03/13/2009		5,800	5,764

Dominion Resources, Inc.
5.660% due 09/28/2007		700	700

East Lane Re Ltd.
12.356% due 05/06/2011		1,600	1,608

EchoStar DBS Corp.
6.375% due 10/01/2011		800	806

Edison Mission Energy
7.000% due 05/15/2017		300	297

Entergy Gulf States, Inc.
6.474% due 12/08/2008		1,100	1,104

Exelon Corp.
4.900% due 06/15/2015		2,300	2,145

Ford Motor Credit Co.
5.625% due 10/01/2008		6,000	5,864
6.625% due 06/16/2008		1,000	993
7.250% due 10/25/2011		2,100	1,970
7.800% due 06/01/2012		100	95

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,900	1,978

General Electric Capital Corp.
5.360% due 10/24/2008		3,200	3,189
5.390% due 10/26/2009		5,400	5,374
5.744% due 12/12/2008		2,500	2,496
5.794% due 06/15/2009		3,300	3,293

General Motors Acceptance Corp.
7.000% due 02/01/2012		1,100	1,045
8.000% due 11/01/2031		2,700	2,656

GMAC LLC
6.000% due 12/15/2011		3,900	3,603
6.808% due 05/15/2009		3,400	3,276

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	4,705
6.250% due 09/01/2017		$22,500	23,035

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		2,400	2,403

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	708

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,150

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,773

Home Depot, Inc.
5.819% due 12/16/2009		5,700	5,629

HSBC Finance Corp.
6.538% due 11/13/2007		2,500	2,505

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,382

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,342

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,999
5.869% due 05/07/2010		$12,000	11,982

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,800	1,821

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,824

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,811

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	8,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lennar Corp.
5.950% due 10/17/2011	$700	$641

Loews Corp.
5.250% due 03/15/2016	800	771

Mandalay Resort Group
9.500% due 08/01/2008	700	719

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	1,900	1,895

Masco Corp.
5.875% due 07/15/2012	700	698

May Department Stores Co.
4.800% due 07/15/2009	700	696

Maytag Corp.
5.000% due 05/15/2015	2,200	2,093

Merck & Co., Inc.
4.750% due 03/01/2015	2,200	2,100

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	4,300	4,288
5.665% due 08/14/2009	1,000	994
6.050% due 08/15/2012	6,800	6,979

Metropolitan Life Global Funding I
5.560% due 05/17/2010	6,000	5,954

Midwest Generation LLC
8.300% due 07/02/2009	884	899

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,800	2,881

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	2,800	2,853

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.410% due 05/07/2009	6,000	5,954
5.485% due 01/18/2008	900	899
5.810% due 10/18/2016	2,200	2,108
6.250% due 08/28/2017	1,200	1,228

NiSource Finance Corp.
5.400% due 07/15/2014	800	779

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	400	402

Qwest Corp.
8.944% due 06/15/2013	1,500	1,609

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,844

Raychem Corp.
7.200% due 10/15/2008	200	203

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,654

SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,242

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,216

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	3,196
8.750% due 03/15/2032	1,100	1,265

State Street Capital Trust IV
6.694% due 06/15/2037	5,900	5,362

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	8,500	8,404

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,623

Toyota Motor Credit Corp.
5.470% due 10/12/2007	6,800	6,800

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	$500	$502
6.640% due 04/15/2008	1,000	992

U.S. Bancorp
5.159% due 04/28/2009	4,300	4,281

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	11

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,829

Wachovia Bank N.A.
5.330% due 10/03/2008	9,800	9,783

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	5,600	5,603

Westpac Banking Corp.
5.758% due 06/06/2008	5,400	5,396

Wyeth
6.950% due 03/15/2011	1,900	1,993

Xerox Corp.
9.750% due 01/15/2009	2,400	2,521

		369,295

MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	703	705

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,361	1,328
5.281% due 09/25/2035	441	440

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	3,067	3,014

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,570	16,306
4.444% due 05/25/2034	2,731	2,690
4.487% due 02/25/2034	173	171
4.550% due 08/25/2035	13,945	13,877
4.625% due 10/25/2035	8,434	8,281
4.654% due 10/25/2033	1,111	1,092
4.673% due 05/25/2034	741	722
5.605% due 02/25/2033	175	174

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,339	5,333
5.819% due 11/25/2036	10,794	10,807
5.954% due 02/25/2036	8,035	8,072

Bear Stearns Commercial Mortgage Securities
5.862% due 03/15/2019	185	185

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,600	11,519

Bella Vista Mortgage Trust
5.746% due 05/20/2045	105	104

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	820	819

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	4,049	3,955
4.748% due 08/25/2035	4,808	4,761
4.900% due 10/25/2035	11,835	11,761

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,577

Commercial Mortgage Pass-Through Certificates
5.985% due 02/05/2019	300	296
6.455% due 05/15/2032	3,621	3,644

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,721	1,711
5.411% due 02/25/2037	148	144
5.706% due 03/20/2046	192	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$2,408	$2,395
5.421% due 04/25/2035	339	339
5.451% due 03/25/2035	3,042	2,984
5.461% due 02/25/2035	231	229
5.471% due 02/25/2035	350	344
6.205% due 08/25/2034	467	470

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	11,013

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	1,487	1,478
4.096% due 07/25/2033	187	185

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	659	658
5.231% due 10/25/2036	4,375	4,372

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,108	1,097
4.735% due 07/25/2033	247	245
5.371% due 08/25/2035	644	641
6.250% due 08/25/2017	2,336	2,347

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	1,974	1,969

Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	1,100	1,079
5.401% due 11/25/2045	222	218

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71
6.620% due 10/18/2030	4,055	4,076

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,034	1,024
4.603% due 03/25/2033	1,106	1,086

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,760	1,762
5.150% due 07/19/2035	323	321
5.592% due 01/19/2038	3,889	3,871
5.692% due 01/19/2038	9,335	9,119
5.722% due 05/19/2035	1,978	1,938
5.742% due 03/19/2037	168	165
5.872% due 02/19/2034	21	21

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	468	466

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970

JPMorgan Mortgage Trust
4.389% due 11/25/2033	952	938
5.023% due 02/25/2035	3,069	2,975

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	281	281

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,283

MASTR Asset Securitization Trust
5.500% due 11/25/2017	454	452

Mellon Residential Funding Corp.
5.787% due 12/15/2030	22	22

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,416	1,406
5.341% due 02/25/2036	13,009	12,905

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	230	226

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	8,070	7,876
5.381% due 11/25/2035	3,503	3,480
6.131% due 10/25/2035	4,622	4,540

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	592	589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Accredit Loans, Inc.
5.341% due 04/25/2046	$218	$210

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	663	661

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	721	712
4.590% due 04/25/2034	1,655	1,641
5.351% due 05/25/2037	279	269
6.383% due 01/25/2035	97	98

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	6,692	6,546
5.361% due 05/25/2045	1,330	1,294
5.441% due 12/25/2035	94	93
5.752% due 07/19/2035	8,842	8,650

Thornburg Mortgage Securities Trust
5.251% due 10/25/2046	5,673	5,591

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	7,571	7,543

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	40	40

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.361% due 04/25/2045	3,052	2,994
5.391% due 11/25/2045	654	644
5.401% due 12/25/2045	2,331	2,281
5.421% due 10/25/2045	284	278
5.441% due 01/25/2045	600	589
5.451% due 01/25/2045	427	420
5.671% due 12/25/2027	1,669	1,669
5.777% due 07/25/2046	1,675	1,673
5.777% due 10/25/2046	3,770	3,747
5.963% due 06/25/2046	4,654	4,560
5.983% due 02/25/2046	155	151
6.201% due 05/25/2041	79	79
6.383% due 06/25/2042	519	511
6.383% due 08/25/2042	212	213

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	2,757	2,743
4.950% due 03/25/2036	6,679	6,603
5.278% due 04/25/2036	2,351	2,313

		287,368

MUNICIPAL BONDS & NOTES 0.3%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	630	643

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	915

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	330	331

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	197

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,548

		7,027

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,200	3,216

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	$6,908

U.S. GOVERNMENT AGENCIES 41.0%
Fannie Mae
4.187% due 11/01/2034	6,031	6,055
4.924% due 12/01/2034	269	267
5.000% due 11/25/2032	4,000	3,707
5.191% due 12/25/2036 - 07/25/2037	6,164	6,095
5.251% due 03/25/2034	45	45
5.281% due 08/25/2034	44	43
5.381% due 06/25/2044	24	24
5.474% due 03/01/2033	309	309
5.500% due 05/25/2027 - 10/01/2037	502,990	492,890
5.500% due 10/01/2033 - 07/01/2037 (g)	212,451	208,333
5.531% due 06/25/2029	42	42
6.000% due 01/01/2023 - 07/25/2044	205,581	205,935
6.000% due 09/01/2036 - 11/01/2036 (g)	18,266	18,299
6.205% due 06/01/2043	509	510
6.206% due 10/01/2044	455	459
6.260% due 12/01/2036	448	454
6.500% due 04/01/2035 - 06/25/2044	35,019	35,670
6.500% due 09/01/2036 (g)	11,148	11,354
7.227% due 05/01/2026	38	39

Federal Housing Administration
6.896% due 07/01/2020	1,217	1,220
7.430% due 09/01/2022 - 11/01/2022	88	89

Freddie Mac
4.364% due 09/01/2035	381	378
4.500% due 07/15/2018	3,024	2,977
5.000% due 11/15/2021 - 12/15/2031	13,173	13,051
5.391% due 08/25/2031	83	83
5.500% due 10/01/2037	1,500	1,469
6.000% due 02/01/2037 - 09/01/2037	37,003	37,053
6.000% due 06/01/2037 - 07/01/2037 (g)	22,002	22,032

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.102% due 12/15/2030	$593	$594
6.202% due 12/15/2031	182	183
7.238% due 06/01/2024	77	79

Ginnie Mae
4.500% due 09/15/2033	46	43
6.000% due 08/20/2034	4,188	4,154
6.125% due 10/20/2029	56	56

Small Business Administration
4.625% due 02/01/2025	987	953
4.754% due 08/10/2014	77	75
5.110% due 04/01/2025	2,162	2,156

		1,077,175

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	18,359	18,589
2.625% due 07/15/2017	17,764	18,316

U.S. Treasury Bonds
4.500% due 02/15/2036	3,600	3,414
4.750% due 08/15/2017	21,600	21,897

U.S. Treasury Notes
4.625% due 02/29/2012	2,500	2,545

		64,761

Total United States (Cost $2,012,418)		2,011,699

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 3.3%
Barclays Bank PLC
5.281% due 03/17/2008	9,700	9,703

Dexia S.A.
5.079% due 09/29/2008	10,800	10,804

Fortis Bank NY
5.265% due 04/28/2008	1,400	1,401
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.282% due 12/01/2008	11,800	11,784
5.308% due 05/28/2008	8,000	8,000
5.308% due 04/09/2009	15,400	15,379

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	600	599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.272% due 10/03/2007	$6,400	$6,400
5.700% due 02/04/2008	5,500	5,500

Societe Generale NY
5.270% due 03/26/2008	7,700	7,701

Unicredito Italiano NY
5.506% due 05/29/2008	2,600	2,598
5.621% due 12/03/2007	3,500	3,501
5.701% due 12/13/2007	3,900	3,903

		88,173

COMMERCIAL PAPER 1.8%
Freddie Mac
4.000% due 10/01/2007	22,000	22,000
4.057% due 10/01/2007	25,800	25,800

		47,800

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	1,551	1,551

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,587. Repurchase proceeds are $1,552.)

U.S. TREASURY BILLS 1.1%
3.843% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	28,535	28,237

Total Short-Term Instruments (Cost $165,850)		165,761

PURCHASED OPTIONS (j) 1.7%
(Cost $35,178)		45,051

Total Investments (f) 148.0% (Cost $3,839,608)		$3,888,160

Written Options (k) (1.0%) (Premiums $22,424)		(26,648)

Other Assets and Liabilities (Net) (47.0%)		(1,233,832)

Net Assets 100.0%		$2,627,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,722 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $2,473 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $78,557 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $243,275 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $251,201 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$7
90-Day Euribor June Futures	Long	06/2009	14	7
90-Day Euribor March Futures	Long	03/2009	346	200
90-Day Eurodollar June Futures	Long	06/2008	1,418	1,283
90-Day Eurodollar June Futures	Long	06/2009	222	343
90-Day Eurodollar March Futures	Long	03/2008	1,347	2,550

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	236	$415
90-Day Eurodollar September Futures	Long	09/2008	1,750	4,550
90-Day Euroyen December Futures	Long	12/2007	1,615	129
90-Day Euroyen March Futures	Long	03/2008	1,696	284
Canada Government 10-Year Bond December Futures	Short	12/2007	38	(22)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	1,484	(210)
Euro-Bobl December Futures Put Options Strike @ EUR 101.000	Long	12/2007	1,454	0
Euro-Bobl December Futures Put Options Strike @ EUR 102.250	Long	12/2007	561	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	3,094	(2,582)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,489	0
Euro-Schatz December Futures	Short	12/2007	244	(7)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,012	0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	143	(1)
Japan Government 10-Year Bond December Futures	Long	12/2007	2	(6)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	1,766	(358)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,595	707
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,960	(519)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	220	414
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	122	99
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	129	92
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	100	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	167	127
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	37	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	18	2

				$7,497

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	13,100	$16
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	8
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,800	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,500	(3)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,800	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,500	(6)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,800	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,300	7
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,500	5
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,600	2
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,600	(10)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,000	(24)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		700	2
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012		500	(6)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		500	2
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012		600	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017		1,100	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		2,000	(5)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		37,200	464
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		1,100	123
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017		900	104

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	$4,000	$3,137
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,400	12
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	500	2
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,200	20
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	1,500	25
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	700	(4)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	1,000	4
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,700	13
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,900	58
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	900	(1)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	700	(5)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	2,000	4
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	800	(5)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	4
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	2,000	10
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	800	(1)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	2,200	1
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	800	2
Citibank N.A.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	1,600	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	1,200	79
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,100	(8)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	1,600	28
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	1,800	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	2,300	28
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	100,000	(985)
Credit Suisse First Boston	International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	2,900	11
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	3,300	(16)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	6,900	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	9,500	(31)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	2,600	2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	61
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	600	8
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,100	819
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	(11)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	800	(6)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(3)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	20
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	7,800	57
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	$2,300	$13
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	80,200	(352)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,300	23
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	3,000	(34)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	3,900	(20)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,400	(89)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	100,900	2,010
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	191,500	(692)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,100	126
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	2,700	27
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	6,700	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,800	7
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	40
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	94
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	193
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	4
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,900	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	70
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	1
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	591
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	299
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	139
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	1,600	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	5,200	294
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(3)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	312
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	2,900	14
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	2,700	(3)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	4
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	24
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,500	(20)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	23,400	246
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	1,700	154
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	2
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	8
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	500	(1)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	22
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(4)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	5
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(8)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	298
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,300	5

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	$2,000	$19
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	6
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,900	97
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	14,100	45
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,100	(4)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(4)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	1,900	24
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,100	(12)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	81
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(10)
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	2,100	124
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	36
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	10,000	(6)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	51
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	209
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	2,700	1
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.560%	)	06/20/2017	4,900	586
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	900	(14)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,400	(20)

							$9,116

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps
Counterparty	Receive	Pay (2)	Expiration Date	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/10/2009	JPY 116,466,000	$987,000	$29,098
UBS Warburg LLC	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/25/2009	44,722,000	379,000	11,939

						$41,037

(2) At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	17,400	$(10)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		117,500	(394)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(2,434)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	2,408
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		85,920	(275)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		123,400	94
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(723)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	668
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(701)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	657
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		26,500	(2)
Morgan Stanley	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		11,200	(7)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		94,000	11
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	90,000	(726)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		122,500	(1,215)
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017	CAD	4,300	(124)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		3,000	52
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(14)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	310
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	(96)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,000	(8)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		97,000	1,033
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		58,500	551
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	196
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		3,300	(29)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	79
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		13,500	(18)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		8,900	(448)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.473%	06/12/2009		56,200	(96)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		43,400	(170)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		174,000	229
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	(39)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		18,700	(30)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	6,026
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		6,000	(363)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		20,300	(974)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(24)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,100	(52)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		13,500	121
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	(14)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	4,942
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,828)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,900	(1,358)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		1,400	(3)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(12)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	400
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	9,699
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		37,500	(2,547)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		17,100	(194)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(32)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	369
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(102)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	117
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,200	(24)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(493)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(111)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,700	388
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(236)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		15,900	314
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,900	(46)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		24,600	1,259
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		39,300	(81)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		40,000	(38)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(1,050)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,900	(45)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	1,424
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,075)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(858)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,800	546
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(598)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(408)

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018	GBP	4,500	$(75)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(652)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		39,100	1,251
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		10,000	4
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		28,200	(674)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	345
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		25,000	23
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		107,300	1,335
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(382)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		7,200	(296)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	12,200,000	12
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		3,010,000	(19)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,350,000	120
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		31,660,000	35
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		36,970,000	29
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		13,800,000	(212)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,280,000	28
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(116)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	(26)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	51
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		19,430,000	(5,217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,350,000	(873)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	3
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(189)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,268)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	(3)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		4,750,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(655)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		117,370,000	(858)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	28
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(22)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		6,280,000	91
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		8,540,000	(81)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,390,000	(370)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	26,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		45,000	152
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		99,500	(265)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$94,600	92
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		91,900	(297)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2022		13,000	(52)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		8,000	179
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		7,700	2
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,700	(547)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		3,700	10
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,900	403
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	39
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		313,600	1,057
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		214,100	1,706
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		156,900	527
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		153,400	(4,617)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		49,900	(2,070)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,200	(999)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,800	559
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,300	(97)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(142)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		246,000	629
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		35,000	132
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		55,100	(1,915)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		138,000	(5,596)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(31)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		66,700	634
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(81)

							$(8,323)

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$231	12/07/2007	$18,500	$507
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	258	12/07/2007	22,000	621

								$1,128

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$115.000	11/20/2007	1,670	$32	$26
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	378	7	6
Call - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/20/2007	4,305	81	67
Call - CBOT U.S. Treasury 10-Year Note December Futures	125.000	11/20/2007	6,800	129	128
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,464	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	441	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	650	12	10

				$318	$285

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	50,000	$238	$381
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	495
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$52,900	205	538
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	564	607
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,721
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		30,200	168	238
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	704
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	1,490
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	1,438
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,681	3,447
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	6,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	2,294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		783,600	6,955	10,729
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	535
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	697

								$21,288	$31,523

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.236	10/05/2007	EUR	370,000	$25	$1
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	1,560
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	160
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	776
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	96
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	458
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	152
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	354
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	135
Call - OTC U.S. dollar versus Japanese yen	JPY	139.000	10/05/2007		$400,000	17	0
Call - OTC U.S. dollar versus Japanese yen		116.000	12/05/2007		22,300	224	147
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	369
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	675
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	53
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,431	425
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,221
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	104
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	505
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	479
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	4,978
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	319
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	242

						$13,106	$13,209

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$225,000	$26	$8
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	64,000	333	6
Put - OTC Fannie Mae 5.500% due 10/01/2037	84.500	10/04/2007	13,000	2	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	81,000	10	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	140,000	16	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.500	12/05/2007	1,500	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.000	12/05/2007	62,000	7	2
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	333,600	39	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	250,000	29	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	90.000	12/05/2007	34,000	4	2

				$466	$34

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	472	$159	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	12,500	$235	$166
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	239
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$118,000	481	1,181
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	378
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	517
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,326
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,900	168	195
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	559
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	1,267
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	1,023
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,791	2,450
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	4,173
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		108,900	992	1,755
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		340,700	6,789	9,639
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	480
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	643

								$20,812	$25,991

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	29,800	$268	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$37,400	375	220
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		21,600	244	109
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		14,700	75	30
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	64
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	49

						$1,088	$472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$64,000	$365	$8

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,341	$4,705	0.18%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	3,960	4,000	0.15%

				$8,301	$8,705	0.33%

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$225,000	$214,925	$214,629
Freddie Mac	6.000%	10/01/2037	59,000	59,115	59,065
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,230	2,203
U.S. Treasury Notes	3.000%	02/15/2009	100	99	99
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,344	5,483
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,773	32,368
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,984	2,017
U.S. Treasury Notes	4.500%	02/15/2016	48,000	48,192	48,392
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,266	15,409
U.S. Treasury Notes	4.625%	11/15/2016	65,600	67,171	67,180
U.S. Treasury Notes	4.625%	02/15/2017	42,400	42,208	42,955
U.S. Treasury Notes	4.875%	01/31/2009	85,100	85,904	87,073
U.S. Treasury Notes	4.875%	08/15/2016	239,100	246,256	246,931
U.S. Treasury Notes	5.125%	05/15/2016	11,600	12,130	12,342

				$832,597	$836,146

(3) Market value includes $6,222 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	55,814	10/2007	$1,127	$0	$1,127
Sell		53,403	10/2007	3	(2,129)	(2,126)
Buy	BRL	97,436	10/2007	4,696	0	4,696
Sell		97,436	10/2007	0	(3,419)	(3,419)
Buy		7,308	11/2007	152	0	152
Buy		104,507	03/2008	3,474	0	3,474
Buy	CAD	21,847	11/2007	423	0	423
Sell		1,276	11/2007	0	(9)	(9)
Buy	CLP	479,200	03/2008	27	0	27
Buy	CNY	105,305	11/2007	90	0	90
Sell		105,305	11/2007	0	(77)	(77)
Buy		321,323	01/2008	41	(20)	21
Sell		321,323	01/2008	0	(363)	(363)
Buy		250,607	03/2008	62	(22)	40
Sell		250,607	03/2008	0	(236)	(236)
Buy		218,904	07/2008	384	0	384
Sell		218,904	07/2008	0	(226)	(226)
Buy	DKK	49,697	12/2007	402	0	402
Buy	EUR	697,812	10/2007	46,359	0	46,359
Sell		139	10/2007	0	(4)	(4)
Buy	GBP	78,635	11/2007	2,639	0	2,639
Sell		292	11/2007	0	(16)	(16)
Buy	INR	1,312	10/2007	1	0	1
Sell		1,312	10/2007	0	(1)	(1)
Buy		5,506	11/2007	4	0	4
Buy		622,790	05/2008	358	0	358
Buy	JPY	68,329,674	10/2007	30,376	0	30,376
Sell		186,809,334	10/2007	1,155	(3,589)	(2,434)
Buy	KRW	7,080,863	01/2008	23	(7)	16
Buy		15,096,558	05/2008	328	0	328
Buy	MXN	225,120	03/2008	395	(14)	381
Sell		153,483	03/2008	0	(133)	(133)
Buy	MYR	123,937	05/2008	580	(156)	424
Buy	NOK	75,102	12/2007	753	0	753
Buy	NZD	38,636	10/2007	2,115	0	2,115
Sell		38,823	10/2007	0	(1,207)	(1,207)
Buy	PLN	390	07/2008	5	0	5
Buy	RUB	28,189	12/2007	27	0	27
Buy		1,195,204	01/2008	1,969	0	1,969
Sell		886,974	01/2008	0	(625)	(625)
Buy		332,538	07/2008	123	0	123
Buy	SEK	324,857	12/2007	1,845	0	1,845
Buy	SGD	482	10/2007	5	0	5
Buy		3,659	02/2008	30	0	30
Buy		219	05/2008	3	0	3
Buy	TWD	93,638	10/2007	21	0	21
Sell		93,638	10/2007	0	(40)	(40)
Buy		93,504	11/2007	44	0	44
Buy	ZAR	8,983	07/2008	52	0	52

				$100,091	$(12,293)	$87,798

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.349% due 05/29/2049	JPY	500,000	$4,420

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,783

Total Aruba (Cost $6,129)			6,203

AUSTRALIA 1.4%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	543

New South Wales Treasury Corp.
6.000% due 05/01/2012		2,700	2,319

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	25,995

Seven Media Group
7.835% due 02/07/2013		953	833
8.878% due 02/07/2013		6,857	5,993

Total Australia (Cost $34,696)			35,683

AUSTRIA 0.8%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	18,694

Total Austria (Cost $13,734)			18,694

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	15,375

Total Belgium (Cost $9,731)			15,375

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,470

Total Bermuda (Cost $1,483)			1,470

CANADA 2.7%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	49,992

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,604

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,936
5.750% due 12/01/2036		2,600	2,909

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,114

Total Canada (Cost $65,909)			67,555

CAYMAN ISLANDS 2.2%
Foundation Re II Ltd.
12.270% due 11/26/2010		$1,650	1,694

Longpoint Re Ltd.
10.944% due 05/08/2010		2,900	2,973

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,485
1.815% due 12/31/2049		300,000	2,649
8.375% due 01/29/2049		$4,300	4,480

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,188

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,168

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mystic Re Ltd.
11.841% due 12/05/2008		$750	$761

Pylon Ltd.
8.624% due 12/18/2008	EUR	1,350	1,955

Redwood Capital IX Ltd.
11.610% due 01/09/2008		$1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		6,300	6,476

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	8,466	74

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,578

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $55,300)			55,060

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	901	176

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,998	2,162
6.000% due 10/01/2029		1,532	301

Realkredit Danmark A/S
5.000% due 10/01/2038		98,312	17,755

Total Denmark (Cost $19,261)			20,394

FRANCE 13.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,651

Credit Agricole S.A.
5.505% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	6,026

France Government Bond
4.000% due 04/25/2009	EUR	8,050	11,463
4.000% due 10/25/2009		30,070	42,817
4.000% due 04/25/2014		39,675	55,678
4.000% due 10/25/2014		106,900	149,638
4.000% due 04/25/2055		600	757
4.750% due 04/25/2035		1,100	1,592
5.250% due 04/25/2008		26,800	38,447
5.750% due 10/25/2032		11,800	19,490
6.000% due 10/25/2025		3,400	5,663

Total France (Cost $295,796)			335,925

GERMANY 23.1%
Bundesobligation
4.000% due 04/13/2012	EUR	22,600	32,013

Deutsche Bank AG
6.000% due 09/01/2017		$5,700	5,784

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,041

Republic of Germany
4.000% due 07/04/2009		2,900	4,130
4.750% due 07/04/2034		4,300	6,268
5.000% due 07/04/2011		100	147
5.000% due 07/04/2012		167,000	246,590

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 01/04/2010	EUR	4,100	$6,007
5.500% due 01/04/2031		22,150	35,475
5.625% due 01/04/2028		26,770	43,176
6.250% due 01/04/2024		7,600	12,927
6.250% due 01/04/2030		5,512	9,611
6.500% due 07/04/2027		95,560	169,485

Total Germany (Cost $552,106)			573,654

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,603

Landsbanki Islands HF
6.205% due 08/25/2009		2,400	2,415

Total Iceland (Cost $6,124)			6,018

IRELAND 0.3%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Celtic Residential Irish Mortgage Securitisation
4.679% due 06/13/2035		1,440	2,043

Emerald Mortgages PLC
4.689% due 04/15/2028		1,269	1,810
4.689% due 02/15/2035		365	518

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,013

Total Ireland (Cost $6,880)			8,266

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,020
5.500% due 11/01/2010		1,700	2,513

Total Italy (Cost $7,367)			7,533

JAPAN 27.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	402

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,001

Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	112,314
1.500% due 03/20/2014		6,760,000	59,441
1.500% due 03/20/2015		5,200,000	45,503
1.600% due 06/20/2014		2,540,000	22,460
1.800% due 06/20/2017		10,700,000	94,277
2.300% due 06/20/2035		7,380,000	62,928
2.400% due 03/20/2034		2,470,000	21,575
2.500% due 09/20/2035		2,030,000	18,050
2.500% due 06/20/2036		4,490,000	39,796

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,081,080	9,137
1.000% due 06/10/2016		3,470,380	29,627
1.100% due 12/10/2016		6,055,680	52,157
1.200% due 03/10/2017		49,950	433
1.200% due 06/10/2017		10,150,440	87,719

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,370

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	600,000	5,275
1.856% due 09/29/2049		100,000	875
1.861% due 12/31/2049		400,000	3,495
5.625% due 07/29/2049		$1,300	1,212

Total Japan (Cost $677,808)			679,047

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.777% due 12/10/2037	EUR	2,596	$3,702

Lloyds TSB Capital
7.375% due 12/29/2049		500	768

Total Jersey, Channel Islands (Cost $2,910)			4,470

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,778

Total Liberia (Cost $1,778)			1,778

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	3,079

Total Mexico (Cost $3,200)			3,079

NETHERLANDS 0.9%
Delphinus BV
4.509% due 04/25/2093	EUR	1,500	2,136

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,333

Dutch Mortgage Portfolio Loans BV
4.824% due 11/20/2035	EUR	1,022	1,452

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079		2,724	3,878

Generali Finance BV
5.479% due 02/28/2049		2,300	3,183

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		681	971

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,455

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $20,295)			21,811

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,750

Total Netherlands Antilles (Cost $1,703)			1,750

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,021

Total New Zealand (Cost $1,232)			2,021

RUSSIA 0.0%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	975

Total Russia (Cost $879)			975

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 3.2%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	799	$1,138

Spain Government Bond
4.200% due 07/30/2013		2,200	3,125
4.200% due 01/31/2037		2,300	3,016
5.150% due 07/30/2009		37,730	54,805
5.350% due 10/31/2011		11,100	16,488

Total Spain (Cost $54,993)			78,572

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,947

Total Tunisia (Cost $5,563)			5,947

UNITED KINGDOM 7.9%
Barclays Bank PLC
7.434% due 09/29/2049		$3,300	3,513

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	1,874	2,669

HBOS PLC
5.920% due 09/29/2049		$14,000	12,686

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,569

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,863

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$6,500	6,499
7.092% due 10/29/2049 (a)	EUR	4,300	6,321

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,410

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	30,046
4.750% due 06/07/2010		27,900	56,769
5.000% due 03/07/2012		12,830	26,258
8.000% due 09/27/2013		14,100	33,179

Total United Kingdom (Cost $187,666)			196,782

UNITED STATES 74.2%

ASSET-BACKED SECURITIES 1.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		221	218

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		107	105
5.531% due 10/27/2032		179	178

Citicorp Residential Mortgage Securities, Inc.
5.221% due 03/25/2037		10,409	10,336

Countrywide Asset-Backed Certificates
5.231% due 09/25/2047		11,479	11,401

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		97	95

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		17	16

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035		122	121

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036		29	29

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mesa Trust Asset-Backed Certificates
5.531% due 12/25/2031		$441	$435

Quest Trust
5.691% due 06/25/2034		75	75

Residential Asset Securities Corp.
5.221% due 01/25/2036		41	41
5.631% due 07/25/2032		339	333

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,941
5.350% due 10/27/2014		6,221	6,223

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		5,169	5,107

			37,663

BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		17,200	17,202

Ford Motor Co.
8.700% due 12/15/2013		2,184	2,123

Georgia-Pacific Corp.
6.948% due 12/20/2012		401	394
7.264% due 12/20/2012		476	467
7.474% due 12/20/2012		4,048	3,973

HCA, Inc.
7.448% due 11/16/2013		4,776	4,692

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			29,818

CORPORATE BONDS & NOTES 11.5%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,411

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,274

Amgen, Inc.
5.585% due 11/28/2008		$2,700	2,704

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,664

AT&T, Inc.
5.785% due 11/14/2008		500	501

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,037

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,471

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,600	12,107

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,924

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	3,945

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	410

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,467

CIT Group, Inc.
5.640% due 08/17/2009		7,800	7,453

Citigroup, Inc.
6.000% due 08/15/2017		7,000	7,176

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,643

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consumers Energy Co.
5.000% due 02/15/2012		$1,500	$1,480

CSX Corp.
6.750% due 03/15/2011		2,500	2,599

CVS Caremark Corp.
5.750% due 08/15/2011		900	913

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	989
5.750% due 09/08/2011		1,500	1,515
6.053% due 03/13/2009		6,600	6,559

East Lane Re Ltd.
12.356% due 05/06/2011		1,700	1,708

EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		700	705

Exelon Corp.
6.750% due 05/01/2011		900	936

Ford Motor Credit Co.
5.625% due 10/01/2008		1,000	977
6.625% due 06/16/2008		2,300	2,283

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,145

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	929
5.744% due 12/12/2008		$4,800	4,792

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,125
7.000% due 02/01/2012		3,200	3,041
8.000% due 11/01/2031		2,800	2,754

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,516

GMAC LLC
6.000% due 12/15/2011		$4,300	3,972

Goldman Sachs Group, Inc.
5.660% due 03/22/2016		2,900	2,829
6.250% due 09/01/2017		22,900	23,444

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,012

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,609

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,873
5.400% due 02/15/2012		2,700	2,680

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		4,670	4,826

JPMorgan Chase & Co.
5.869% due 05/07/2010		8,900	8,887

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,900	1,922

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,773

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,498

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,153

Lennar Corp.
5.950% due 10/17/2011		900	824

Loews Corp.
5.250% due 03/15/2016		1,200	1,156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	$2,200	$2,194

Masco Corp.
5.875% due 07/15/2012	1,000	997

May Department Stores Co.
4.800% due 07/15/2009	900	895

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	3,800	3,776
6.050% due 08/15/2012	7,400	7,595

Mizuho JGB Investment LLC
9.870% due 12/29/2049	1,200	1,232

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,400	1,426

Morgan Stanley
5.410% due 05/07/2009	6,400	6,351
5.840% due 10/15/2015	5,100	4,944
6.250% due 08/28/2017	1,300	1,330

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,168

Qwest Communications International, Inc.
9.058% due 02/15/2009	400	406

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,595

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,182

Reynolds American, Inc.
6.394% due 06/15/2011	800	801
6.750% due 06/15/2017	700	719

Ryder System, Inc.
3.500% due 03/15/2009	900	883

SB Treasury Co. LLC
9.400% due 12/29/2049	6,600	6,753

Southwest Airlines Co.
6.500% due 03/01/2012	500	517

Sprint Capital Corp.
8.750% due 03/15/2032	800	920

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	3,400	3,362

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,656

Toyota Motor Credit Corp.
5.470% due 10/12/2007	11,800	11,800

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	502

U.S. Bancorp
5.159% due 04/28/2009	8,200	8,164

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,164

Xerox Corp.
9.750% due 01/15/2009	2,600	2,732

		284,605

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	767	769

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	4,907	4,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$16,822	$16,554
4.444% due 05/25/2034	1,819	1,792
4.487% due 02/25/2034	202	199
4.550% due 08/25/2035	14,262	14,194
4.654% due 10/25/2033	1,029	1,011
4.673% due 05/25/2034	968	944

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,456	5,451
5.819% due 11/25/2036	7,465	7,468
5.954% due 02/25/2036	9,724	9,768

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,611	11,531

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,996	3,903
4.748% due 08/25/2035	4,930	4,882
4.900% due 10/25/2035	15,994	15,893
4.900% due 12/25/2035	830	827

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,558

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,013

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,544	1,526
5.451% due 03/25/2035	70	69
6.205% due 08/25/2034	498	501

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	972	967
4.096% due 07/25/2033	202	201
4.938% due 12/15/2040	512	511
5.640% due 05/25/2032	77	77

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,141	1,131
4.735% due 07/25/2033	264	262
5.371% due 08/25/2035	725	721

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	3,201	3,193

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	444	436

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,059

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
4.603% due 03/25/2033	1,205	1,183

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,917	1,919
5.150% due 07/19/2035	323	321

Impac CMB Trust
6.305% due 07/25/2033	186	185

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	429	427

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970
6.465% due 11/15/2035	10,100	10,586

JPMorgan Mortgage Trust
4.389% due 11/25/2033	1,016	1,000
5.023% due 02/25/2035	2,563	2,484

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	492	492

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,381

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$826	$822

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,146

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,457	1,447

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,582
6.132% due 03/15/2025	575	552

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734
6.500% due 03/25/2032	329	330

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	745	736
4.590% due 04/25/2034	993	985

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.391% due 11/25/2045	1,207	1,189
5.441% due 01/25/2045	1,571	1,544
5.527% due 02/27/2034	1,330	1,323
5.671% due 12/25/2027	4,475	4,474
6.201% due 05/25/2041	30	30

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	16,128	15,858
4.950% due 03/25/2036	12,205	12,065

		213,922

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	830	847

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,193

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,470

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,279

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,643

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	206

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	546

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	600	602

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	309
5.500% due 06/01/2017	600	633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	$3,500	$3,536

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	195

		18,704

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.448% due 12/31/2049	640	6,876

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,150	2,161

		9,037

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	6,908

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
4.187% due 11/01/2034	9,951	9,991
4.924% due 12/01/2034	1,883	1,869
5.000% due 11/25/2032 - 09/01/2035	5,870	5,446
5.000% due 08/01/2035 - 03/01/2036 (g)	26,127	24,967
5.251% due 03/25/2034	286	285
5.500% due 11/01/2028 - 10/01/2037	605,648	593,319
5.500% due 06/01/2033 - 09/01/2037 (g)	159,103	156,016
5.627% due 04/01/2032	142	145
6.000% due 10/01/2034 - 07/25/2044	181,732	182,065
6.000% due 10/01/2035 - 12/01/2036 (g)	13,129	13,159
6.500% due 02/01/2026 - 09/01/2037	56,851	57,920
6.500% due 10/01/2036 - 07/01/2037 (g)	42,830	43,622
7.075% due 01/01/2023	61	62
7.180% due 08/01/2023	174	176
7.290% due 11/01/2022	18	18
7.630% due 12/01/2030	25	25

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,970

Freddie Mac
4.364% due 09/01/2035	825	819
5.000% due 03/15/2016 - 08/15/2035	10,309	9,565
5.982% due 02/15/2019	18,529	18,481
6.102% due 12/15/2030	1,050	1,051
6.205% due 10/25/2044	8,485	8,462
7.140% due 06/01/2022	295	299
9.050% due 06/15/2019	5	5

Ginnie Mae
5.750% due 07/20/2022 - 08/20/2027	698	704
6.000% due 08/20/2034	6,512	6,458
6.125% due 11/20/2021 - 11/20/2030	300	303
6.375% due 05/20/2022 - 05/20/2030	1,491	1,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$5,270	$5,409
6.344% due 08/01/2011	1,439	1,468
6.640% due 02/01/2011	630	647

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,844
5.980% due 04/01/2036	1,855	2,041

		1,165,117

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	19,288	19,529
2.625% due 07/15/2017	18,466	19,040

U.S. Treasury Bonds
4.500% due 02/15/2036	2,600	2,466
4.750% due 08/15/2017	27,800	28,182
8.125% due 05/15/2021	2,601	3,447

U.S. Treasury Notes
4.625% due 02/29/2012	100	102

		72,766

Total United States (Cost $1,831,946)		1,838,540

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
5.281% due 03/17/2008	$10,500	10,503

Dexia S.A.
5.079% due 09/29/2008	15,300	15,305

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,507

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	6,800	6,793

Societe Generale NY
5.270% due 03/26/2008	8,500	8,501

		61,609

COMMERCIAL PAPER 3.8%
Freddie Mac
4.000% due 10/01/2007	93,500	93,500

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,711	6,711

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $6,848. Repurchase proceeds are $6,713.)

U.S. TREASURY BILLS 1.5%
3.788% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	37,100	36,733

Total Short-Term Instruments (Cost $198,615)		198,553

PURCHASED OPTIONS (j) 1.8%
(Cost $35,564)		44,673

Total Investments (f) 170.7% (Cost $4,099,568)		$4,230,729

Written Options (k) (1.1%) (Premiums $21,914)		(26,431)

Other Assets and Liabilities (Net) (69.6%)		(1,725,199)

Net Assets 100.0%		$2,479,099

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,467 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $43,266 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $228,063 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $235,800 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,962 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	1,504	$1,314
90-Day Eurodollar March Futures	Long	03/2008	1,960	3,497
90-Day Eurodollar September Futures	Long	09/2008	1,317	3,424
90-Day Euroyen December Futures	Long	12/2007	2,527	194
90-Day Euroyen March Futures	Long	03/2008	1,228	395
Canada Government 10-Year Bond December Futures	Short	12/2007	68	(32)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	1,746	166
Euro-Bobl December Futures Put Options Strike @ EUR 102.750	Long	12/2007	1,500	(10)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	2,213	(591)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,029	0
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,888	0
Euro-Schatz December Futures Put Options Strike @ EUR 102.100	Long	12/2007	620	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	2,607	61
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,987	(326)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2,413	(984)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	147	104
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	187	142
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42	35
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	397	37

				$7,527

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$17
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		5,200	10
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,900	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,600	(4)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,900	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,600	(6)
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		900	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,900	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,900	10
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,600	6
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,800	3
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		6,300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,800	(12)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,700	(26)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	$6,500	$(13)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	900	2
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	1,700	13
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	900	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	1,500	9
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012	1,900	(23)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	800	(5)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	2,000	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	1,500	(4)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	38,400	479
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017	1,200	134
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	2,100	(2)
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017	1,300	150
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	4,000	3,137
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	4,300	8
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	2,600	9
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,700	14
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,400	22
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	600	(3)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	1,900	(75)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,900	14
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,400	48
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	1,100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	14,500	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	1,000	(6)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	500	0
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	2,700	12
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	2,400	(13)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	3,800	8
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	3
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	1,150	(2)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	2,500	44
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	2,900	30
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	1,150	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	3,000	196
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,200	(9)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	2,100	(34)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	6,500	(33)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	8,200	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	10,400	(34)

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	$10,600	$(14)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	900	78
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	500	8
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	500	(2)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,200	753
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	1,600	(8)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	700	(5)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,400	(4)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,400	28
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	2,600	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	2,500	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	384,700	(1,686)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,500	25
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	2,200	(25)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	4,300	(24)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,600	(101)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	57,000	1,136
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	76,600	(177)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,200	137
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	7,500	(5)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	700	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	19,900	505
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	1,000	5
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,100	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	68,900	548
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	681
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	213
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	22,900	340
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	7
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	4,800	271
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	177
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	1,100	5
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	7
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	377
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	498
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	19
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,200	(16)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	600	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	2,400	217
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,200	(1)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(8)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	36

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	$400	$(18)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(11)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	578
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	(4)
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,500	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	2,100	20
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	8
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	296
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	13,300	43
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,200	(4)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	10
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	60
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	9
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	1,600	94
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	44
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	11,700	(7)
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	237
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.300%	)	06/20/2017	6,400	562
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	800	(12)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,500	(22)

							$10,084

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	3,500	$(2)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		109,100	(365)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,117)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	2,105
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(317)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	86
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(254)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	237
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(237)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	223
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		3,500	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		91,800	10
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,196)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	1,507
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	16,300	(131)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		27,200	(331)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		160,500	(1,662)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		41,900	(492)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	208
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		3,300	(100)

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	$4
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	126
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,700	(47)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(155)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	390
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(120)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(11)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		124,400	1,324
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	1,430
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		20,600	241
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		8,400	56
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	319
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(11)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	3,793
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	2,756
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		139,200	284
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		20,100	195
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	2,645
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	771
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		6,600	(138)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(725)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		70,000	(274)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	91
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(42)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	3,925
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(91)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(1,113)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	379
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(285)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(56)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,428
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		16,700	153
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(15)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		87,300	740
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	428
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(48)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(187)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	4,711
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,575)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(2,667)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	441
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	40,450	(2,102)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	329
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	1,331
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,800	(21)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(246)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		9,500	(47)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(447)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(291)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,800	272
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	2,483
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		41,800	(47)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		69,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,912)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,200	(29)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	2,665
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(271)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(412)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(707)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(597)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		6,600	(110)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(196)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		49,900	1,552
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,400	0
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		27,800	(664)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	1,568
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	19,300	$(1,177)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	(349)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	11,610,000	7
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		2,935,000	(18)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		9,410,000	260
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,830,000	(74)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		49,660,000	38
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		14,000,000	(215)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,150,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		3,490,000	(973)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(126)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	(28)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	48
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	58
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		20,260,000	(5,440)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,480,000	(922)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(202)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,700,000	(6)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(720)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		88,480,000	(644)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	31
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		5,580,000	81
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		15,170,000	(145)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	202
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	64
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(291)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	114
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		72,000	1,041
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		93,800	128
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	8
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		6,800	152
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	322
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	291
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		28,800	616
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		195,800	178
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	200
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(68)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	597
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	221
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		247,200	1,970
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		72,100	242
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		260,400	(7,838)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	(92)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	540
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,300	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	564
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		27,300	77
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,900	(31)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		17,600	355
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	290
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		248,100	749
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		104,800	310
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		36,500	(1,269)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		149,300	358
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		138,400	4,738
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	108
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(729)

							$13,670

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$285	12/07/2007	$22,800	$626
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	254	12/07/2007	21,900	620

								$1,246

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.250	11/20/2007	400	$8	$6
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.500	11/20/2007	807	15	13
Call - CBOT U.S. Treasury 2-Year Note December Futures	114.000	11/20/2007	1,155	22	18
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	245	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	1,254	24	20
Call - CBOT U.S. Treasury 5-Year Note December Futures	120.000	11/20/2007	3,324	63	52
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	6,162	116	96
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	4,250	80	66
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	821	15	13
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	1,350	25	21

				$375	$311

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008	GBP	20,000	$77	$138
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	522
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	1,085
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	715
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,977
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	261
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	1,436
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	225
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,910	8,021
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	5,332
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		813,800	7,223	11,143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	367

								$20,205	$31,265

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$370
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,200	459	1,222
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,800	595	163
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	910
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	113
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	485
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	161
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	372
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	141
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$28,000	282	185
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	581
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	1,061
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	59
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	603
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	1,735
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	367
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	1,789
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	233
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	2,418
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	53
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	40

						$14,462	$13,061

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$263,000	$31	$9
Call - OTC Fannie Mae 5.000% due 12/01/2037	103.875	12/05/2007	27,000	3	2
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	68,000	353	6
Put - OTC Fannie Mae 5.000% due 11/01/2037	101.188	11/06/2007	40,000	5	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	130,000	15	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	200,000	24	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	20,000	2	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	45,000	5	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	301,000	35	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	265,000	31	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	72,000	8	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	66.000	11/14/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	80.000	11/14/2007	25,000	6	0

				$522	$36

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	476	$161	$179

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,400	$26	$19
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	412
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	1,280
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	762
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	624
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,525
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	163	189
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	1,214
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	5,600
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		354,000	7,053	10,016
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	322

								$20,165	$25,766

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	31,700	$285	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$36,300	364	214
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		40,500	458	205
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	21
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	21
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	16

						$1,200	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$68,000	$388	$9

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,384	$4,863	0.20%

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$330,100	$318,190	$314,884
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,068	16,180
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,974	25,013
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,504	7,443
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,859	4,984
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,767	14,024
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,903	25,313
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,803	25,910
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,265	15,409
U.S. Treasury Notes	4.625%	11/15/2016	119,800	122,669	122,686
U.S. Treasury Notes	4.625%	02/15/2017	84,000	83,618	85,100
U.S. Treasury Notes	4.875%	08/15/2016	292,200	300,898	301,758
U.S. Treasury Notes	5.125%	05/15/2016	103,490	108,220	110,113

				$1,066,737	$1,068,817

(2) Market value includes $9,087 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	68,305	10/2007	$1,610	$0	$1,610
Sell		78,528	10/2007	0	(3,767)	(3,767)
Buy	BRL	98,414	10/2007	4,846	0	4,846
Sell		98,414	10/2007	0	(3,441)	(3,441)
Buy		6,723	11/2007	140	0	140
Buy		104,236	03/2008	3,448	0	3,448
Sell	CAD	26,668	11/2007	0	(376)	(376)
Buy	CLP	499,300	03/2008	29	0	29
Buy	CNY	97,896	11/2007	66	0	66
Sell		97,896	11/2007	0	(80)	(80)
Buy		421,015	01/2008	65	(25)	40
Sell		421,015	01/2008	0	(477)	(477)
Buy		249,474	03/2008	62	(22)	40
Sell		249,474	03/2008	0	(235)	(235)
Buy		205,361	07/2008	331	0	331
Sell		205,361	07/2008	0	(212)	(212)
Buy	DKK	12,396	12/2007	93	0	93
Sell		128,740	12/2007	0	(1,041)	(1,041)
Buy	EUR	107,764	10/2007	6,494	0	6,494
Sell		418,174	10/2007	0	(27,679)	(27,679)
Buy	GBP	5,829	11/2007	219	0	219
Sell		74,553	11/2007	0	(2,569)	(2,569)
Sell	HKD	993	11/2007	0	0	0
Buy	INR	21,887	11/2007	14	0	14
Buy		622,291	05/2008	357	0	357
Sell	JPY	84,754,419	10/2007	37	(28,504)	(28,467)
Buy	KRW	1,969,163	01/2008	22	0	22
Buy		20,424,871	05/2008	390	0	390
Buy		636,791	08/2008	11	0	11
Buy	MXN	264,175	03/2008	385	(25)	360
Sell		185,886	03/2008	0	(164)	(164)
Buy	MYR	142,475	05/2008	169	(722)	(553)
Buy	NOK	92,238	12/2007	1,008	0	1,008
Buy	NZD	56,634	10/2007	3,069	0	3,069
Sell		59,009	10/2007	0	(1,366)	(1,366)
Buy	PLN	484	07/2008	7	0	7
Buy	RUB	16,234	11/2007	40	0	40
Buy		328,115	12/2007	309	0	309
Buy		1,239,651	01/2008	2,061	0	2,061
Sell		955,963	01/2008	0	(670)	(670)
Buy		15,372	07/2008	6	0	6
Buy	SEK	39,575	12/2007	310	0	310
Sell	SGD	756	10/2007	0	(10)	(10)
Buy		9,360	02/2008	76	0	76
Buy	TWD	166,452	10/2007	38	0	38
Sell		166,452	10/2007	0	(71)	(71)
Buy		166,214	11/2007	79	0	79

				$25,791	$(71,456)	$(45,665)

96	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$199

Total Australia (Cost $197)			199

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	366

Total Belgium (Cost $232)			366

BERMUDA 0.3%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (i)		$700	700

Total Bermuda (Cost $693)			700

CANADA 2.2%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	4,000	4,048

Rogers Wireless, Inc.
7.625% due 12/15/2011		300	325

Total Canada (Cost $4,256)			4,373

CAYMAN ISLANDS 1.2%
Mizuho Finance Cayman Ltd.
8.375% due 01/29/2049		$700	729

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	762

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	379

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		$500	514

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	557	5

Total Cayman Islands (Cost $2,401)			2,389

DENMARK 1.1%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	33	7

Nykredit Realkredit A/S
6.000% due 10/01/2029		215	42

Realkredit Danmark A/S
5.000% due 10/01/2038		12,244	2,212

Total Denmark (Cost $2,156)			2,261

FRANCE 10.4%
Axa S.A.
3.750% due 01/01/2017	EUR	50	99

Credit Agricole S.A.
5.555% due 05/28/2010		$900	901
6.637% due 05/29/2049		500	471

France Government Bond
4.000% due 10/25/2009	EUR	2,260	3,218
4.000% due 04/25/2014		9,300	13,051
4.000% due 10/25/2014		700	980
4.750% due 04/25/2035		100	145
5.750% due 10/25/2032		1,300	2,147

Total France (Cost $19,172)			21,012

GERMANY 24.4%
Bundesobligation
4.000% due 04/13/2012	EUR	1,800	2,550

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	$300

Republic of Germany
3.500% due 10/09/2009		1,000	1,411
4.000% due 07/04/2009		100	142
4.250% due 01/04/2014		3,800	5,423
4.250% due 07/04/2014		6,900	9,839
4.750% due 07/04/2034		700	1,020
5.000% due 01/04/2012		100	147
5.250% due 01/04/2011		6,600	9,725
5.500% due 01/04/2031		1,500	2,402
5.625% due 01/04/2028		4,740	7,645
6.250% due 01/04/2024		600	1,021
6.500% due 07/04/2027		4,340	7,697

Total Germany (Cost $47,679)			49,322

ICELAND 0.4%
Glitnir Banki HF
5.830% due 01/18/2012		$400	389

Kaupthing Bank HF
5.750% due 10/04/2011		200	198

Landsbanki Islands HF
6.205% due 08/25/2009		200	201

Total Iceland (Cost $801)			788

IRELAND 1.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Emerald Mortgages PLC
4.689% due 02/15/2035		46	65

Lusitano Mortgages PLC
5.010% due 12/15/2035		115	163

Total Ireland (Cost $2,797)			3,110

ITALY 2.5%
Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	852
4.500% due 05/01/2009		1,280	1,835
5.500% due 11/01/2010		400	591

Siena Mortgages SpA
4.960% due 12/16/2038		1,198	1,694

Total Italy (Cost $4,686)			4,972

JAPAN 21.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	268

Japan Government Bond
1.400% due 09/20/2011	JPY	270,000	2,379
1.500% due 03/20/2011		910,000	8,041
1.500% due 03/20/2014		160,000	1,407
1.500% due 03/20/2015		100,000	875
1.600% due 06/20/2014		460,000	4,068
2.300% due 06/20/2035		440,000	3,752
2.400% due 03/20/2034		180,000	1,572
2.500% due 09/20/2035		250,000	2,223
2.500% due 06/20/2036		320,000	2,836

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		90,090	762
1.000% due 06/10/2016		300,900	2,569
1.100% due 12/10/2016		368,520	3,174
1.188% due 02/28/2016		56,196	489
1.200% due 03/10/2017		99,900	866
1.200% due 06/10/2017		843,360	7,288

Resona Bank Ltd.
5.850% due 09/29/2049		$500	471

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
1.861% due 12/31/2049	JPY	100,000	$874
5.625% due 07/29/2049		$100	93

Total Japan (Cost $43,951)			44,007

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.777% due 12/10/2037	EUR	414	591

Total Jersey, Channel Islands (Cost $400)			591

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	105

Total Liberia (Cost $105)			105

NETHERLANDS 1.8%
Delphinus BV
4.509% due 04/25/2093	EUR	500	712
4.993% due 06/25/2066		135	192
5.001% due 11/28/2031		355	505

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$100	123

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079	EUR	908	1,293

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		97	139

Netherlands Government Bond
3.750% due 07/15/2014		200	276
5.000% due 07/15/2011		200	293

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$200	200

Total Netherlands (Cost $3,299)			3,733

SOUTH KOREA 0.5%
Export-Import Bank of Korea
5.711% due 06/01/2009		$1,000	1,001

Total South Korea (Cost $1,000)			1,001

SPAIN 1.8%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	148	211

Spain Government Bond
4.200% due 07/30/2013		400	568
5.150% due 07/30/2009		1,990	2,891

Total Spain (Cost $2,532)			3,670

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	388

Total Tunisia (Cost $363)			388

UNITED KINGDOM 4.9%
Barclays Bank PLC
7.434% due 09/29/2049		$600	639

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	234	334

HBOS PLC
5.920% due 09/29/2049		$800	725

HSBC Holdings PLC
6.500% due 05/02/2036		900	912

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	$849

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$600	600

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	121
5.000% due 03/07/2008		800	1,635
5.000% due 03/07/2012		900	1,842
8.000% due 09/27/2013		790	1,859

XL Capital Europe PLC
6.500% due 01/15/2012		$200	207

Total United Kingdom (Cost $9,325)			9,817

UNITED STATES 88.5%

ASSET-BACKED SECURITIES 1.5%
AFC Home Equity Loan Trust
5.841% due 12/22/2027		$17	16

American Express Credit Account Master Trust
5.862% due 09/15/2010		1,000	1,000

Amortizing Residential Collateral Trust
5.481% due 10/25/2031		12	12

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		9	9

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		8	8
5.581% due 03/25/2043		27	27

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		10	10

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		45	44

GSAMP Trust
5.421% due 03/25/2034		140	140

MBNA Credit Card Master Note Trust
5.882% due 05/17/2010		1,000	1,001

Quest Trust
5.691% due 06/25/2034		8	8

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033		48	46

Residential Asset Mortgage Products, Inc.
5.691% due 06/25/2032		11	11

Residential Asset Securities Corp.
5.221% due 01/25/2036		10	10
5.631% due 07/25/2032		38	37

SLM Student Loan Trust
5.370% due 04/27/2015		280	280

Structured Asset Securities Corp.
5.531% due 05/25/2034		39	38

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		410	405

			3,102

BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		1,100	1,100

CORPORATE BONDS & NOTES 13.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	101

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amgen, Inc.
5.585% due 11/28/2008		$500	$501

AutoZone, Inc.
5.875% due 10/15/2012		100	102

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	207

Bank of America Corp.
5.370% due 11/06/2009		500	498

Bank of America N.A.
5.704% due 06/12/2009		1,000	997

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		700	731

BellSouth Corp.
4.240% due 04/26/2021		1,300	1,293
5.200% due 09/15/2014		200	195

Boston Scientific Corp.
6.000% due 06/15/2011		200	193
6.400% due 06/15/2016		300	275

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
5.410% due 04/24/2009		1,000	994

CIT Group, Inc.
5.640% due 08/17/2009		600	573

Citigroup Funding, Inc.
5.136% due 04/23/2009		1,200	1,199

Citigroup, Inc.
6.000% due 08/15/2017		500	513

CNA Financial Corp.
6.000% due 08/15/2011		300	303

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		1,000	997

Consumers Energy Co.
5.000% due 02/15/2012		100	99

CVS Caremark Corp.
5.750% due 08/15/2011		200	203

DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011		100	101
6.053% due 03/13/2009		500	497

DR Horton, Inc.
6.000% due 04/15/2011		200	186

Ford Motor Credit Co.
8.110% due 01/13/2012		500	473

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	104

General Electric Capital Corp.
5.744% due 12/12/2008		300	299

General Motors Acceptance Corp.
6.000% due 04/01/2011		500	457
6.360% due 09/23/2008		400	394
8.000% due 11/01/2031		200	197

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	782

GMAC LLC
6.808% due 05/15/2009		$500	482

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	490
6.250% due 09/01/2017		$1,800	1,843

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	204

HSBC Finance Corp.
5.688% due 06/19/2009		500	498

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.350% due 03/01/2012		$200	$198

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		100	103

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	193

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$1,300	1,315

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	185

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		300	281

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		700	712

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009		100	99
6.050% due 08/15/2012		500	513

Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	413

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	306

Morgan Stanley
5.410% due 05/07/2009		500	496
5.810% due 10/18/2016		200	192

Reynolds American, Inc.
6.394% due 06/15/2011		200	200

Sabre Holdings Corp.
7.350% due 08/01/2011		200	192

Sara Lee Corp.
6.250% due 09/15/2011		200	207

SB Treasury Co. LLC
9.400% due 12/29/2049		900	924

Sealed Air Corp.
5.625% due 07/15/2013		200	193

Sprint Nextel Corp.
6.000% due 12/01/2016		100	96

SUPERVALU, Inc.
7.500% due 11/15/2014		100	102

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	310

Toyota Motor Credit Corp.
5.470% due 10/12/2007		800	800

U.S. Bancorp
5.159% due 04/28/2009		600	597

Viacom, Inc.
5.750% due 04/30/2011		200	202

Wal-Mart Stores, Inc.
5.594% due 06/16/2008		500	500

Xerox Corp.
9.750% due 01/15/2009		200	210

			27,117

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		390	384

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		762	753
4.444% due 05/25/2034		148	145
4.654% due 10/25/2033		82	81
4.673% due 05/25/2034		57	56

Bear Stearns Alt-A Trust
5.819% due 11/25/2036		814	815
5.954% due 02/25/2036		675	678

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$297	$295

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	240	234
4.748% due 08/25/2035	304	301

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	323

Countrywide Home Loan Mortgage Pass-Through Trust
5.511% due 09/25/2034	150	150
6.205% due 08/25/2034	31	31

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	153	152
6.500% due 04/25/2033	24	24

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	67	67
4.735% due 07/25/2033	35	35

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	592	596

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	267	266

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	32	31

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	357	354

GSR Mortgage Loan Trust
4.603% due 03/25/2033	74	72
5.308% due 06/25/2034	161	160

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	141	142

Impac CMB Trust
6.305% due 07/25/2033	32	31

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	200	198
6.465% due 11/15/2035	600	629

JPMorgan Mortgage Trust
4.389% due 11/25/2033	63	63

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	100	99

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	144	143

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	389	379
6.132% due 03/15/2025	60	57

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	22	22

Sequoia Mortgage Trust
5.846% due 07/20/2033	284	282

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	48	47
4.590% due 04/25/2034	120	119

Structured Asset Mortgage Investments, Inc.
5.792% due 07/19/2034	60	60

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	802

Washington Mutual, Inc.
4.208% due 06/25/2033	68	68
5.441% due 01/25/2045	143	140
5.527% due 02/27/2034	119	119
5.671% due 12/25/2027	426	426
6.201% due 05/25/2041	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$907	$897
5.278% due 04/25/2036	482	474

		11,235

MUNICIPAL BONDS & NOTES 0.7%
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	200	206

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	389

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	103

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	200

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	400	404

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	10

		1,413

	SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049	172	1,848

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	201

		2,049

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	$1,000	987

U.S. GOVERNMENT AGENCIES 54.3%
Fannie Mae
4.187% due 11/01/2034	603	606
4.924% due 12/01/2034	224	222
5.000% due 08/01/2035	1,235	1,180
5.231% due 01/25/2021	266	266
5.381% due 06/25/2044	96	95
5.500% due 10/01/2016 - 10/01/2037	83,700	82,066
6.000% due 07/01/2036 - 07/25/2044	14,879	14,906
6.470% due 09/25/2012	1,000	1,080
6.500% due 09/01/2036 - 08/01/2037	4,185	4,262

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,042

Freddie Mac
6.205% due 10/25/2044	466	465

Ginnie Mae
5.750% due 07/20/2022 - 09/20/2026	109	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034	$598	$593
6.125% due 11/20/2021 - 12/20/2026	47	48
6.250% due 01/20/2030	41	41
6.352% due 02/16/2030	80	80
6.375% due 05/20/2028 - 06/20/2030	158	160
6.402% due 02/16/2030	81	82

Small Business Administration
6.640% due 02/01/2011	86	88

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,086
7.140% due 05/23/2012	1,000	1,101

		109,579

U.S. TREASURY OBLIGATIONS 11.0%
Treasury Inflation Protected Securities (b)
2.000% due 04/15/2012	9,229	9,165
2.375% due 01/15/2027	1,653	1,673
2.625% due 07/15/2017	1,206	1,244

U.S. Treasury Bonds
5.000% due 05/15/2037	800	821
8.125% due 08/15/2019	2,000	2,606
8.875% due 02/15/2019	4,900	6,669

		22,178

Total United States (Cost $178,520)		178,760

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.5%
Nordea Bank Finland PLC
5.282% due 12/01/2008	$1,000	999
5.308% due 04/09/2009	2,000	1,997

		2,996

COMMERCIAL PAPER 0.8%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	1,700	1,700

REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,148	2,148

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,193. Repurchase proceeds are $2,149.)

U.S. TREASURY BILLS 1.4%
3.834% due 11/29/2007 - 12/13/2007 (a)(c)(e)	2,845	2,815

Total Short-Term Instruments (Cost $9,670)		9,659

PURCHASED OPTIONS (g) 1.9%
(Cost $3,093)		3,831

Total Investments (d) 170.9% (Cost $337,328)		$345,054

Written Options (h) (1.2%) (Premiums $1,956)		(2,447)

Other Assets and Liabilities (Net) (69.7%)		(140,717)

Net Assets 100.0%		$201,890

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $5,483 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,578 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2008	3	$5
90-Day Eurodollar June Futures	Long	06/2008	53	54
90-Day Eurodollar March Futures	Long	03/2008	287	556
90-Day Eurodollar September Futures	Long	09/2008	112	291
90-Day Euroyen December Futures	Long	12/2007	254	18
90-Day Euroyen March Futures	Long	03/2008	98	31
Canada Government 10-Year Bond December Futures	Short	12/2007	3	(1)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	346	78
Euro-Bobl December Futures Call Options Strike @ EUR 111.750	Long	12/2007	55	0
Euro-Bobl December Futures Call Options Strike @ EUR 115.000	Long	12/2007	215	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	137	(146)
Euro-Bund December Futures Put Options Strike @ EUR 104.500	Long	12/2007	212	0
Euro-Schatz December Futures	Long	12/2007	86	(7)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	169	0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	86	(1)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	135	(65)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	444	(146)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	70	(28)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	81	3
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	46	4

				$646

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	1,100	$1
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		500	1
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		200	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		200	(2)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		200	(2)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		200	1
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		200	(1)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$600	(2)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		600	(1)
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010		100	1
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		200	17
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012		200	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012		100	1
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		100	0
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%	)	06/20/2012		100	(1)
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.452%	)	06/20/2012		100	(1)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,200	124
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		400	(1)
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		100	11
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		200	1
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012		100	1
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012		500	8
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012		100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		300	6
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017		100	1
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		200	(1)

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	$100	$0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	200	(1)
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	400	26
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	(2)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	100	1
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	200	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	200	2
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	1,700	14
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	300	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	800	(3)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	1,000	(2)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	900	(1)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	200	3
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	1,500	21
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	100	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	100	0
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	100	2
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	2,500	18
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	400	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%		05/20/2012	400	(15)
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	200	1
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	200	2
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	200	(1)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	100	(6)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,600	31
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	100	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	19,800	(187)
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	100	0
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	700	80
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	100	0
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	400	4
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	500	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	2,000	51
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	200	0
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011	200	16
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	700	14
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,600	83
Lehman Brothers, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	300	28
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	300	17
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,700	32
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%	)	06/20/2017	400	1
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	400	2
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	200	9
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	500	28
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	1
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	300	(4)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	300	27
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	2,100	56
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	200	1
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,500	30
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	3
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	200	1

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	$100	$(1)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	200	6
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	200	4
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	100	6
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	3
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	900	(1)
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	200	1
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	400	5
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,000	20
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	100	(1)

							$592

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,800	$(3)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		4,800	(16)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(205)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	204
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		10,540	(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,000	3
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(36)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	34
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(26)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	26
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		4,800	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		6,000	1
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		3,600	(109)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		2,300	129
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	3,000	(24)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		4,600	(30)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		8,700	(86)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	(1)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	16
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	11
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(13)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	130
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(8)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	10
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		1,000	7
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	59
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		15,400	163
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		9,200	(22)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	606
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,600	(81)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		7,800	(34)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		1,600	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	391
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,500	(72)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(30)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	5.000%	12/15/2011		1,700	19
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		6,500	55
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(81)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(7)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(33)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(18)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	215
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(39)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(5)

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012	EUR	500	$(5)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		2,100	(23)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(51)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	75
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	(23)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(35)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	115
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,700	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	19
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(7)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	4
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(31)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(26)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	59
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,800	423
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,100	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		4,200	(4)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(70)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(393)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(29)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	34
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(54)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,400	75
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		3,300	(79)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	30
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,700	21
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	4
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	(31)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	310,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,500,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,200,000	(18)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		240,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		60,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,500,000	(10)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(16)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		800,000	(2)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	8
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		210,000	5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,160,000	(311)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		150,000	(56)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,990,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		910,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		190,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(75)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		110,000	(29)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		420,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,970,000	(42)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,300,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(42)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		340,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		1,070,000	(10)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	1,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		4,500	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	9
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	(23)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	3
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$5,100	19
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,100	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		11,200	15
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	54
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		30,000	92
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		22,600	180
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		13,100	44
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		19,700	(593)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,500	(36)

See Accompanying Notes	Semiannual Report	September 30, 2007	103

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$1,000	$25
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,500	(151)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	1,400	(4)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,500	(104)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	3,800	251
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	18,600	63
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	2,700	(94)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	12,200	(510)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	300	(12)

						$(289)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$ 21	12/07/2007	$ 1,700	$ 47

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$114.000	11/20/2007	100	$2	$2
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	35	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	33	0	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.000	11/20/2007	276	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	122.000	11/20/2007	60	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/20/2007	200	4	3
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	463	9	7
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	87	2	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	206	4	3

				$28	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	4,800	$23	$37
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$9,200	36	94
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	202
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	28
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	164
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		18,900	105	149
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	61
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	99
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	488
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	161	211
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	171
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		52,200	463	715
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	197

								$1,814	$2,659

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$75
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	31	9
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	207
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	79
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$2,000	20	13
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	40
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	72
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		1,600	19	4
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	182	54
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	164	155
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	16
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	76
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	30
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	316

						$1,237	$1,146

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$30,000	$4	$1
Call - OTC Fannie Mae 5.000% due 12/01/2037	104.000	12/05/2007	2,000	0	0
Call - OTC Fannie Mae 5.500% due 10/01/2037	85.000	10/04/2007	5,000	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2037	106.500	11/06/2007	2,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	18,000	2	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	47,000	6	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.750	12/05/2007	11,000	1	1
Put - OTC Fannie Mae 6.500% due 10/01/2037	91.000	10/04/2007	2,000	0	0

				$14	$3

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	40	$13	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,200	$23	$16
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$10,900	44	109
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	66
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	175
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.468%	11/22/2007		2,700	21	56
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	23
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	126
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		8,200	99	115
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	48
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	86
Call - OTC 30-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.448%	11/21/2007		4,900	50	94
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	342
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	150
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	131
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		22,700	452	642
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	37
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	182

								$1,860	$2,398

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	1,800	$16	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$3,200	32	19
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		2,600	29	13
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		1,100	6	2

						$83	$34

(i)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$490	0.24%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	693	700	0.35%

				$1,145	$1,190	0.59%

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$32,000	$30,911	$30,525
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,303	6,214
U.S. Treasury Notes	3.000%	02/15/2009	300	296	298
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,058	5,177
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,318	9,319
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,379	6,490

				$58,265	$58,023

(2) Market value includes $459 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,078	10/2007	$67	$0	$67
Sell		3,193	10/2007	0	(192)	(192)
Buy	BRL	6,868	10/2007	340	0	340
Sell		6,868	10/2007	0	(238)	(238)
Buy		5,852	03/2008	171	0	171
Buy		2,873	07/2008	91	0	91
Sell	CAD	1,327	11/2007	0	(25)	(25)
Buy	CLP	18,098	11/2007	2	0	2
Buy		8,300	03/2008	1	0	1
Buy	CNY	15,578	11/2007	14	0	14
Sell		15,578	11/2007	0	(12)	(12)
Buy		32,309	01/2008	7	(1)	6
Sell		32,309	01/2008	0	(37)	(37)
Buy		20,561	03/2008	5	(2)	3
Sell		20,561	03/2008	0	(19)	(19)
Buy		8,337	07/2008	10	0	10
Sell		8,337	07/2008	0	(9)	(9)
Sell	DKK	12,766	12/2007	0	(103)	(103)
Buy	EUR	5,776	10/2007	351	0	351
Sell		35,973	10/2007	0	(2,370)	(2,370)
Buy	GBP	117	11/2007	4	0	4
Sell		2,132	11/2007	0	(74)	(74)
Buy	HKD	140	11/2007	0	0	0
Buy	INR	51,694	05/2008	30	0	30
Sell	JPY	5,704,195	10/2007	10	(2,001)	(1,991)
Buy	KRW	1,653,799	05/2008	32	0	32
Buy		65,711	08/2008	1	0	1
Buy	MXN	19,571	03/2008	29	0	29
Sell		14,028	03/2008	0	(12)	(12)
Buy	MYR	11,699	05/2008	15	(59)	(44)
Buy	NOK	1,804	10/2007	7	0	7
Buy		9,211	12/2007	82	0	82
Buy	NZD	3,100	10/2007	180	0	180
Sell		3,127	10/2007	0	(66)	(66)
Sell	PLN	80	03/2008	0	(3)	(3)
Buy		102	07/2008	1	0	1
Buy	RUB	1,394	11/2007	4	0	4
Buy		27,527	12/2007	27	0	27
Buy		100,616	01/2008	165	0	165
Sell		78,345	01/2008	0	(55)	(55)
Buy		1,037	07/2008	0	0	0
Buy	SEK	6,339	10/2007	15	0	15
Buy		8,714	12/2007	19	0	19
Buy	SGD	738	02/2008	6	0	6
Buy	TWD	15,078	10/2007	3	0	3
Sell		15,078	10/2007	0	(6)	(6)
Buy		15,056	11/2007	7	0	7
Buy	ZAR	216	07/2008	1	0	1

				$1,697	$(5,284)	$(3,587)

106	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 145.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,013	$6,757
5.000% due 01/01/2018 - 10/01/2037	12,764	12,258
5.500% due 07/01/2034 - 12/01/2034 (e)	15,688	15,400
5.500% due 09/01/2035 - 10/01/2037	13,020	12,767
6.280% due 07/01/2011	5,656	5,698
6.297% due 03/01/2018	13	13
7.000% due 11/01/2037	3,000	3,094
9.000% due 07/01/2018	10	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,753	4,543
5.500% due 05/01/2037 - 09/01/2037	8,959	8,774
5.864% due 05/01/2019	13	13
6.000% due 11/01/2036 - 09/01/2037	49,998	50,067
6.245% due 06/01/2030	17	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	33	6

Ginnie Mae
3.500% due 02/20/2026	6,147	6,111
4.500% due 08/20/2033	1,813	1,694
5.000% due 07/20/2035 - 01/15/2037	2,321	2,259
5.500% due 04/15/2025 - 10/01/2037	79,740	78,813
5.500% due 04/15/2033 - 06/15/2037 (e)	99,354	98,086
5.750% due 07/20/2018 - 08/20/2025	21	22
5.952% due 01/16/2031 - 02/16/2032	3,950	3,947
6.000% due 06/15/2009 - 10/01/2037	83,666	84,220
6.000% due 05/15/2037 - 06/15/2037 (e)	28,960	29,151
6.002% due 08/16/2032	890	891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.052% due 12/16/2026 - 08/16/2031	$793	$793
6.125% due 12/20/2017 - 10/20/2030	17	17
6.146% due 06/20/2030	16	16
6.152% due 06/16/2027	552	552
6.250% due 05/16/2027 - 02/20/2030	1,410	1,424
6.252% due 07/16/2028	153	154
6.302% due 04/16/2032	295	297
6.375% due 06/20/2021 - 05/20/2032	12,609	12,720
6.402% due 05/16/2029	547	550
6.500% due 05/20/2016 - 09/15/2036	13,645	13,949
6.500% due 09/15/2036 (e)	4,172	4,266
7.500% due 10/15/2022 - 06/15/2033	5,155	5,361

Small Business Administration
7.449% due 08/01/2010	34	35

Total U.S. Government Agencies (Cost $463,812)		464,803

MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	2,952	2,932

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	94	94

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,872	1,823

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Total Mortgage-Backed Securities (Cost $5,011)		5,031

ASSET-BACKED SECURITIES 0.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032	19	18

Centex Home Equity
5.431% due 01/25/2032	35	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	$60	$59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,719	1,427

Home Equity Asset Trust
5.731% due 11/25/2032	2	2

Saxon Asset Securities Trust
5.651% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.421% due 01/25/2033	86	83

Total Asset-Backed Securities (Cost $1,638)		1,638

SHORT-TERM INSTRUMENTS 5.4%

COMMERCIAL PAPER 3.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	8,800	8,800

UBS Finance Delaware LLC
4.750% due 10/01/2007	2,800	2,800

		11,600

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,181	1,181

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $1,209. Repurchase proceeds are $1,181.)

U.S. TREASURY BILLS 1.4%
3.706% due 12/13/2007 (b)(c)(f)	4,475	4,429

Total Short-Term Instruments (Cost $17,223)		17,210

Total Investments (d) 152.6% (Cost $487,684)		$488,682

Other Assets and Liabilities (Net) (52.6%)		(168,393)

Net Assets 100.0%		$320,289

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,206 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $2,979 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $41,361 at a weighted average interest rate of 5.30%. On September 30, 2007, securities valued at $153,660 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	300	$415

See Accompanying Notes	Semiannual Report	September 30, 2007	107

Schedule of Investments GNMA Fund (Cont.)	(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$582
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	1,277
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,187
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$4,183

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$4,000	$(272)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(950)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	922
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	2,500	(151)

							$(451)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$ 8,300	$ (153)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,200	(55)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	10,400	312
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(10)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(292)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,500	(151)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	18,000	(576)

						$ (925)

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$23,000	$22,545	$22,529
Fannie Mae	6.000%	10/01/2037	6,000	6,013	6,009
Fannie Mae	6.500%	10/01/2037	1,000	1,017	1,018
Freddie Mac	5.500%	10/01/2037	1,000	981	979
Freddie Mac	6.000%	10/01/2037	50,000	50,316	50,055
Ginnie Mae	5.000%	10/01/2037	2,000	1,930	1,935
Ginnie Mae	5.500%	10/01/2037	15,000	14,904	14,791
Ginnie Mae	6.500%	10/01/2037	1,000	1,021	1,022
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,321	1,329
U.S. Treasury Notes	4.500%	05/15/2017	4,378	4,312	4,435

				$104,360	$104,102

(2) Market value includes $91 of interest payable on short sales.

108	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 7.8%
AES Corp.
7.180% due 04/30/2010	$5,000	$4,971
10.540% due 04/30/2010	1,000	995

Amadeus Global Travel Distribution S.A.
6.752% due 04/08/2012	3,909	3,679
7.636% due 04/08/2013	1,902	1,826
7.886% due 04/08/2014	1,693	1,624
7.886% due 04/08/2014	186	179

Biomet, Inc.
7.000% due 03/08/2008	39,064	38,417
7.000% due 03/15/2015	1,250	1,237

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	1,428	1,407
7.541% due 01/20/2011	542	534

Centennial Communications
7.198% due 02/09/2011	3,572	3,519

Community Health Systems, Inc.
4.000% due 07/02/2014	829	816
7.755% due 07/25/2014	9,358	9,210
7.760% due 07/02/2014	3,213	3,162

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	25,000	25,003

Delphi Corp.
7.625% due 12/31/2007	1,000	997
8.125% due 12/31/2007	11,000	10,972

Dobson Communications Corp.
7.240% due 03/14/2014	3,500	3,461

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,509

Ford Motor Co.
8.700% due 12/15/2013	29,527	28,707

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	40,000

HCA, Inc.
7.448% due 11/16/2013	17,706	17,396

Headwaters, Inc.
7.360% due 04/30/2011	6,912	6,791

HealthSouth Corp.
7.630% due 02/02/2013	119	116
7.850% due 02/02/2013	14,618	14,246

Hertz Corp.
5.238% due 12/21/2012	795	784
7.550% due 12/21/2012	1,986	1,959
7.560% due 12/21/2012	2,431	2,398

Ineos Group Holdings PLC
7.580% due 10/07/2012	12,332	12,018
7.580% due 10/07/2013	1,237	1,206
7.591% due 10/07/2012	737	729
8.080% due 10/07/2014	1,237	1,210

Intelsat Bermuda Ltd.
7.859% due 02/15/2014	20,750	20,549

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	15,881	15,237

Northwest Airlines, Inc.
7.120% due 08/22/2008	4,455	4,255

NTL Investment
7.356% due 01/06/2013	3,000	2,909

Nycomed
7.695% due 12/20/2014	4,500	4,085
8.195% due 12/20/2015	4,500	4,108

Riverdeep Interactive
12.438% due 12/21/2007	5,506	5,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	$10,563	$10,470

Sandridge Energy, Inc.
8.625% due 04/01/2015	42,150	41,729
8.985% due 04/01/2014	2,000	1,990

SLM Corp.
6.000% due 06/30/2008	35,300	35,184

Telesat Canada, Inc.
2.500% due 02/14/2008	27,500	27,483

Thompson Learning, Inc.
7.950% due 06/27/2014	28,700	27,887

Tribune Co.
7.860% due 05/30/2009	10,337	10,156
8.244% due 05/30/2014	18,525	16,907

Univision Communications, Inc.
6.250% due 09/15/2014	1,148	1,094
7.605% due 09/15/2014	17,852	17,023

Verso Paper Holdings LLC
11.606% due 02/01/2013	2,200	2,096

VNU/Nielson Finance LLC
7.360% due 08/09/2013	5,459	5,315

VWR International, Inc.
7.000% due 05/30/2008	30,000	30,075

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,935	7,265

Total Bank Loan Obligations (Cost $566,480)		560,543

CORPORATE BONDS & NOTES 68.7%

BANKING & FINANCE 8.4%
AES Ironwood LLC
8.857% due 11/30/2025	45,533	49,858

AES Red Oak LLC
8.540% due 11/30/2019	14,176	15,169

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,504

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,811

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	8,029

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	33

Ford Motor Credit Co.
5.800% due 01/12/2009	600	580
7.250% due 10/25/2011	1,000	938
7.375% due 02/01/2011	250	240
7.800% due 06/01/2012	54,459	51,856
8.000% due 12/15/2016	51,695	48,437

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,025	9,499

General Motors Acceptance Corp.
6.000% due 04/01/2011	9,412	8,604
6.875% due 08/28/2012	22,865	21,469
7.000% due 02/01/2012	23,900	22,711
7.250% due 03/02/2011	22,500	21,828
8.000% due 11/01/2031	16,290	16,024

GMAC LLC
6.625% due 05/15/2012	15,950	14,897

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	17,349

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KRATON Polymers LLC
8.125% due 01/15/2014	$21,795	$21,250

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	21,497	21,604
10.375% due 10/15/2017 (c)	9,000	8,741
11.625% due 10/15/2017	31,125	30,347

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	8,409

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,273

Petroleum Export Ltd. II
6.340% due 06/20/2011	14,505	14,592

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,452
7.000% due 05/01/2017	4,770	4,555

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,709

Tenneco, Inc.
8.625% due 11/15/2014	15,064	15,252
10.250% due 07/15/2013	19,780	21,313

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	8,591
7.500% due 07/18/2016	14,750	14,693

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,142

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	7,999
10.106% due 05/01/2010	1,133	1,150

Ventas Realty LP
6.750% due 04/01/2017	12,260	12,291
7.125% due 06/01/2015	9,475	9,712

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	85
10.732% due 01/01/2013 (n)	4,961	5,237

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,209

Yankee Acquisition Corp.
8.500% due 02/15/2015	8,000	7,800

		604,242

INDUSTRIALS 48.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,075	4,450

Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	1,850	1,776
8.550% due 08/01/2010	17,465	14,496

Actuant Corp.
6.875% due 06/15/2017	13,850	13,711

Albertson’s, Inc.
6.570% due 02/23/2028	500	425
7.450% due 08/01/2029	24,275	23,489
7.750% due 06/15/2026	3,000	2,998

Allied Waste North America, Inc.
7.250% due 03/15/2015	31,781	32,576
7.875% due 04/15/2013	18,743	19,446

American Stores Co.
8.000% due 06/01/2026	13,650	13,971

AmeriGas Partners LP
7.125% due 05/20/2016	37,145	36,309
7.250% due 05/20/2015	24,395	24,151

ARAMARK Corp.
8.500% due 02/01/2015	56,530	57,943

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,553

See Accompanying Notes	Semiannual Report	September 30, 2007	109

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$27,235	$26,554
8.750% due 03/01/2012	25,450	26,086

Berry Plastics Holding Corp.
8.875% due 09/15/2014	20,605	21,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	47,109	44,282

Bowater Canada Finance
7.950% due 11/15/2011	19,215	15,900

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,145

C8 Capital SPV Ltd.
6.640% due 12/29/2049	3,800	3,706

CanWest Media, Inc.
8.000% due 09/15/2012	14,232	14,019

CanWest MediaWorks LP
9.250% due 08/01/2015	2,401	2,437

Cascades, Inc.
7.250% due 02/15/2013	18,460	18,183

CCO Holdings LLC
8.750% due 11/15/2013	91,791	92,709

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,579
7.875% due 07/01/2011	34,200	33,088

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,220

Charter Communications Operating LLC
8.375% due 04/30/2014	3,000	3,030

Chemtura Corp.
6.875% due 06/01/2016	15,220	14,535

Chesapeake Energy Corp.
6.875% due 01/15/2016	11,625	11,683
7.000% due 08/15/2014	8,105	8,196
7.500% due 06/15/2014	14,505	14,940

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,241

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,897

Community Health Systems, Inc.
8.875% due 07/15/2015	40,497	41,813

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	6,600	6,831
7.750% due 05/15/2017	6,925	7,167

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	18,533	18,728
7.373% due 06/15/2017	1,152	1,115
7.566% due 09/15/2021	2,849	2,796

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	22,990	21,151

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	7,250	7,477
7.750% due 11/15/2015	22,235	23,069

CSC Holdings, Inc.
6.750% due 04/15/2012	11,215	10,851
7.625% due 04/01/2011	44,645	44,980
7.625% due 07/15/2018	7,100	6,816
7.875% due 02/15/2018	59	57

DaVita, Inc.
7.250% due 03/15/2015	53,490	53,891

Delhaize America, Inc.
9.000% due 04/15/2031	22,147	26,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dex Media West LLC
9.875% due 08/15/2013	$29,021	$31,016

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	11,566	11,595

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,310	8,542
7.500% due 06/01/2015	9,325	9,045
7.750% due 06/01/2019	19,100	18,360
8.375% due 05/01/2016	13,650	13,786

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616
7.125% due 02/01/2016	54,465	56,235

El Paso Corp.
7.000% due 06/15/2017	50,720	51,754
7.420% due 02/15/2037	1,375	1,339
7.750% due 01/15/2032	2,250	2,296
7.800% due 08/01/2031	28,897	29,483
8.050% due 10/15/2030	6,710	6,930

Enterprise Products Operating LP
7.034% due 01/15/2068	2,340	2,147
8.375% due 08/01/2066	3,125	3,217

Equistar Chemicals LP
10.125% due 09/01/2008	2,400	2,490

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	11,183
8.750% due 06/15/2012	15,155	15,610
8.870% due 08/01/2009 (n)	7,300	7,705

Ford Motor Co.
7.125% due 11/15/2025	8,722	6,542
7.500% due 08/01/2026	19,800	14,998
9.215% due 09/15/2021	1,250	1,088

Forest Oil Corp.
7.250% due 06/15/2019	9,475	9,522

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	11,725	12,692
8.375% due 04/01/2017	50,150	54,914

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	68,225	66,178
9.125% due 12/15/2014 (c)	25,525	23,738

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,080	33,443

General Motors Corp.
7.125% due 07/15/2013	2,250	2,070
7.700% due 04/15/2016	4,450	4,005
8.250% due 07/15/2023	22,275	19,602

Georgia-Pacific Corp.
7.000% due 01/15/2015	290	284
7.125% due 01/15/2017	15,500	15,074
7.250% due 06/01/2028	12,525	11,523
7.375% due 12/01/2025	33,410	31,238
8.000% due 01/15/2024	57,225	56,080

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	12	13
9.000% due 07/01/2015	21,747	23,324

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	16,644

HCA, Inc.
6.750% due 07/15/2013	26,263	23,702
7.190% due 11/15/2015	31,122	27,065
7.690% due 06/15/2025	7,525	6,218
9.000% due 12/15/2014	7,936	7,759
9.250% due 11/15/2016	132,705	141,331
9.625% due 11/15/2016 (c)	5,400	5,778

Health Management Associates, Inc.
6.125% due 04/15/2016	6,550	5,746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Herbst Gaming, Inc.
7.000% due 11/15/2014	$18,570	$15,320
8.125% due 06/01/2012	5,195	4,682

Hertz Corp.
8.875% due 01/01/2014	52,610	54,451

Hexcel Corp.
6.750% due 02/01/2015	875	868

Host Marriott LP
7.125% due 11/01/2013	5,085	5,149

Ineos Group Holdings PLC
8.500% due 02/15/2016	40,031	38,530

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,563

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	1,500	1,522
9.250% due 06/15/2016	21,850	22,779

Intelsat Corp.
9.000% due 06/15/2016	300	310

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	8,990	9,170
8.625% due 01/15/2015	19,830	20,326

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	1,000	972
8.250% due 10/01/2012	8,873	8,940

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,019	1,040
9.410% due 06/15/2010 (a)	757	715
10.000% due 06/15/2012 (a)	5,703	5,475

L-3 Communications Corp.
7.625% due 06/15/2012	32,275	33,163

Legrand France
8.500% due 02/15/2025	16,900	19,858

Lyondell Chemical Co.
6.875% due 06/15/2017	6,500	7,085
8.000% due 09/15/2014	8,875	9,807
8.250% due 09/15/2016	24,275	27,491

MGM Mirage
6.625% due 07/15/2015	15,898	15,163
6.875% due 04/01/2016	34,850	33,892
7.500% due 06/01/2016	38,735	38,687
7.625% due 01/15/2017	1,250	1,244

Nalco Co.
7.750% due 11/15/2011	19,887	20,384
8.875% due 11/15/2013	24,340	25,679

Norampac, Inc.
6.750% due 06/01/2013	13,879	13,324

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	15,800	16,748

Nortel Networks Ltd.
9.610% due 07/15/2011	6,000	6,030
10.125% due 07/15/2013	38,200	39,489
10.750% due 07/15/2016	6,850	7,192

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,327

Novelis, Inc.
7.250% due 02/15/2015	8,813	8,549

OPTI Canada, Inc.
8.250% due 12/15/2014	19,450	19,693

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	4,862	5,087

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	20,501	20,911
8.375% due 05/01/2017	5,500	5,638

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Plains Exploration & Production Co.
7.750% due 06/15/2015	$7,575	$7,461

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	16,825	16,152

Quiksilver, Inc.
6.875% due 04/15/2015	25,685	24,722

Qwest Communications International, Inc.
7.500% due 02/15/2014	112,083	114,044

Range Resources Corp.
7.500% due 05/15/2016	7,150	7,329

Reynolds American, Inc.
7.625% due 06/01/2016	17,445	18,661
7.750% due 06/01/2018	18,930	20,253

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,669
8.875% due 01/15/2016	57,925	59,301
8.875% due 10/15/2017 (b)	18,725	19,006

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,500	14,536

Roseton
7.270% due 11/08/2010	35,650	35,806
7.670% due 11/08/2016	26,610	26,743

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	21,877

Sally Holdings LLC
9.250% due 11/15/2014	6,050	6,141

Sanmina-SCI Corp.
8.125% due 03/01/2016	24,895	21,659

SemGroup LP
8.750% due 11/15/2015	43,050	42,297

Sensata Technologies BV
8.000% due 05/01/2014	45,525	44,614

Service Corp. International
7.375% due 10/01/2014	4,095	4,228
7.625% due 10/01/2018	8,415	8,773

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,114

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,617

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	18,075	17,849
8.375% due 07/01/2012	19,250	19,346

Solectron Global Finance Ltd.
8.000% due 03/15/2016	2,000	2,175

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,180

Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	480

Station Casinos, Inc.
6.000% due 04/01/2012	1,360	1,299
6.500% due 02/01/2014	520	460
6.625% due 03/15/2018	2,250	1,896
6.875% due 03/01/2016	13,175	11,528
7.750% due 08/15/2016	27,745	27,606

Suburban Propane Partners LP
6.875% due 12/15/2013	27,625	27,072

Sungard Data Systems, Inc.
9.125% due 08/15/2013	46,950	49,063

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,126

SUPERVALU, Inc.
7.500% due 11/15/2014	10,225	10,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$976

Tenet Healthcare Corp.
7.375% due 02/01/2013	24,796	21,139
9.875% due 07/01/2014	560	515

Tesoro Corp.
6.500% due 06/01/2017	9,100	9,077
6.625% due 11/01/2015	1,000	1,005

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,127

TransDigm, Inc.
7.750% due 07/15/2014	14,875	15,098

Trinity Industries, Inc.
6.500% due 03/15/2014	8,026	7,745

TRW Automotive, Inc.
7.000% due 03/15/2014	18,000	17,550
7.250% due 03/15/2017	18,575	18,204

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

United Airlines, Inc.
6.071% due 03/01/2013	2,935	2,950
6.201% due 03/01/2010	2,161	2,156
6.602% due 03/01/2015	2,720	2,728
7.032% due 10/01/2010	1,438	1,444

Unity Media GmbH
10.375% due 02/15/2015	11,350	11,634

Verso Paper Holdings LLC
9.125% due 08/01/2014	36,935	38,228

West Corp.
9.500% due 10/15/2014	8,150	8,456
11.000% due 10/15/2016	6,500	6,858

Williams Cos., Inc.
7.625% due 07/15/2019	31,605	34,015
7.750% due 06/15/2031	1,806	1,908
7.875% due 09/01/2021	85,428	93,330

Williams Partners LP
7.250% due 02/01/2017	6,125	6,278

Wynn Las Vegas LLC
6.625% due 12/01/2014	44,965	44,291

Xerox Capital Trust I
8.000% due 02/01/2027	16,205	16,389

		3,503,932

UTILITIES 11.6%
AES Corp.
8.750% due 05/15/2013	12,255	12,883

American Cellular Corp.
10.000% due 08/01/2011	3,116	3,272

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,760

Cincinnati Bell, Inc.
7.250% due 07/15/2013	10,800	10,935
8.375% due 01/15/2014	33,425	33,509

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,332
7.125% due 03/15/2019	37,845	37,467
7.450% due 07/01/2035	5,460	4,737
9.000% due 08/15/2031	16,660	16,993

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,198

Edison Mission Energy
7.000% due 05/15/2017	8,800	8,712
7.200% due 05/15/2019	13,195	13,063
7.625% due 05/15/2027	5,525	5,359
7.750% due 06/15/2016	8,745	9,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$28,385	$29,166
10.860% due 05/01/2013	6,225	6,334

Homer City Funding LLC
8.734% due 10/01/2026	11,782	13,196

Idearc, Inc.
8.000% due 11/15/2016	46,390	46,506

Insight Midwest LP
9.750% due 10/01/2009	14,923	14,979

Knight, Inc.
6.500% due 09/01/2012	3,500	3,483

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,125	18,578

Midwest Generation LLC
8.560% due 01/02/2016	60,152	64,362

Nevada Power Co.
6.650% due 04/01/2036	2,000	1,995

Nextel Communications, Inc.
7.375% due 08/01/2015	9,230	9,388

NRG Energy, Inc.
7.250% due 02/01/2014	7,450	7,487
7.375% due 02/01/2016	59,140	59,436
7.375% due 01/15/2017	16,625	16,667

PSEG Energy Holdings LLC
8.500% due 06/15/2011	53,705	56,794

Qwest Corp.
7.200% due 11/10/2026	10,676	10,329
7.500% due 06/15/2023	21,406	21,192
8.875% due 03/15/2012	25,820	28,305

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	52,770
7.625% due 06/15/2014	19,170	19,410
7.875% due 06/15/2017	23,140	23,400

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,848

Sierra Pacific Resources
6.750% due 08/15/2017	13,980	13,823
7.803% due 06/15/2012	11,562	12,117
8.625% due 03/15/2014	13,492	14,349

South Point Energy Center LLC
8.400% due 05/30/2012 (i)	22,151	21,930

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,122	20,313

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	41,924	43,706

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,631

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,215

		830,024

Total Corporate Bonds & Notes (Cost $4,945,369)		4,938,198

CONVERTIBLE BONDS & NOTES 1.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	10,550	9,535

Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.500% due 05/15/2037	3,300	3,387
2.750% due 11/15/2035	7,675	8,462

See Accompanying Notes	Semiannual Report	September 30, 2007	111

Schedule of Investments High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Funding, Inc.
1.080% due 08/31/2012		$5,000	$5,077

Citigroup, Inc.
3.350% due 10/01/2012		11,175	11,175

CMS Energy Corp.
2.875% due 12/01/2024		14,290	18,452

Deutsche Bank AG
0.000% due 07/14/2008		4,900	4,814
0.000% due 09/29/2008		3,425	3,381
0.000% due 10/24/2008		4,525	4,670
0.450% due 08/31/2012		8,000	8,267

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,450	1,314

LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	895

Nortel Networks Corp.
1.750% due 04/15/2012		2,500	2,100
2.125% due 04/15/2014		11,900	9,728

Peabody Energy Corp.
4.750% due 12/15/2066		10,450	11,025

Qwest Communications International, Inc.
3.500% due 11/15/2025		3,200	5,312

Total Convertible Bonds & Notes (Cost $108,121)			108,456

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	315

Total Municipal Bonds & Notes (Cost $4,864)			4,917

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
5.000% due 10/01/2033 - 11/01/2037		144,396	137,731
5.500% due 09/01/2017 - 11/01/2037		506,726	496,264

Total U.S. Government Agencies (Cost $630,612)			633,995

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		671	662

Total Mortgage-Backed Securities (Cost $637)			662

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	5,250	7,167
6.567% due 04/08/2013		460	628

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.817% due 04/08/2014	EUR	5,250	$7,208
6.817% due 04/08/2014		460	632

Bombardier, Inc.
7.250% due 11/15/2016		18,075	26,354

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	11,878

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	6,043

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		$4,385	6,140
6.580% due 11/30/2014		7,250	10,208
8.250% due 05/01/2016		18,275	27,427

NTL Cable PLC
8.750% due 04/15/2014		18,000	26,084

OI European Group BV
6.875% due 03/31/2017	EUR	2,000	2,774

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,117

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	7,321	14,586

SigmaKalon
6.408% due 06/30/2012	EUR	1,433	2,002

Telenet Communications NV
9.000% due 12/15/2013		7,582	11,785

UPC Financing Partnership
6.302% due 12/31/2014		17,464	23,695
7.042% due 12/31/2014		10,500	14,273

UPC Holding BV
7.750% due 01/15/2014		8,025	11,272
8.625% due 01/15/2014		18,550	27,113

Total Foreign Currency-Denominated Issues (Cost $229,017)			251,386

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,352

US Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,352

CONVERTIBLE PREFERRED STOCKS 0.5%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,760
5.000% due 12/31/2049		40,200	4,467

El Paso Corp.
4.990% due 12/31/2049		5,250	7,423

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	7,104

Vale Capital Ltd.
5.500% due 06/15/2010		224,500	15,041

Total Convertible Preferred Stocks (Cost $31,297)			37,795

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	25,808	$25,937

Total Preferred Stocks (Cost $26,540)		25,937

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.7%

COMMERCIAL PAPER 16.2%
Bank of America Corp.
5.250% due 10/02/2007	$72,100	72,089
5.250% due 10/05/2007	123,400	123,328
5.250% due 10/09/2007	14,900	14,883

Danske Corp.
5.040% due 10/04/2007	198,000	197,917
DnB NORBank ASA
5.050% due 01/25/2008	135,900	133,622
5.080% due 01/04/2008	77,000	75,931

Freddie Mac
4.000% due 10/01/2007	131,600	131,600

Rabobank USA Financial Corp.
4.990% due 10/01/2007	198,400	198,400

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	10,800	10,619

Swedbank AB
5.065% due 10/29/2007	144,500	143,931

Westpac Banking Corp.
5.260% due 11/08/2007	67,200	66,827

		1,169,147

REPURCHASE AGREEMENTS 0.7%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	52,282	52,282

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $288; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $15,518; and Freddie Mac 0.000% due 01/14/2008 valued at $37,525. Repurchase proceeds are $52,301.)

U.S. TREASURY BILLS 0.8%
3.863% due 11/29/2007 - 12/13/2007 (d)(f)(j)	55,185	54,604

Total Short-Term Instruments (Cost $1,276,295)		1,276,033

PURCHASED OPTIONS (l) 0.6%
(Cost $43,988)		45,989

Total Investments (g) 109.6% (Cost $7,863,220)		$7,885,263

Written Options (m) (0.6%) (Premiums $41,707)		(42,130)

Other Assets and Liabilities (Net) (9.0%)		(648,269)

Net Assets 100.0%		$7,194,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(f)	Securities with an aggregate market value of $24,989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $224,129 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $40,367 at a weighted average rate of 4.67%. On September 30, 2007, there were no open reverse repurchase agreements.
(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(j)	Securities with an aggregate market value of $1,914 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	1,070	$237
90-Day Eurodollar December Futures	Long	12/2007	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,710	1,988

				$2,221

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$4,800	$48
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	5,900	36
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	8,000	9
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	2,700	(110)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	5,000	3
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	2,000	1
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	5,900	(38)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%		06/20/2012	5,000	(319)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	9,000	(196)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	5,000	(140)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	2,350	(64)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.640%	)	06/20/2017	5,625	41
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	4,675	55
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	21,500	(177)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	12,500	(131)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	8,000	618
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012	33,000	226
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	8,000	(1,045)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	7,000	(169)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012	2,700	(68)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%		06/20/2012	7,450	464
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	2,500	0
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012	2,700	3
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	2,700	(124)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012	2,700	(168)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	2,700	(51)
Barclays Bank PLC	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	3,000	(88)
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	8
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	9
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	32,125	(162)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012	2,000	(95)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	2,000	(66)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012	2,700	(104)
Bear Stearns & Co., Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	3,700	(101)
Bear Stearns & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.420%		09/20/2012	4,000	107
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	1,600	21
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(114)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(236)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010	8,000	164
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	4,400	(183)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(1,141)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(223)

See Accompanying Notes	Semiannual Report	September 30, 2007	113

Schedule of Investments  High Yield Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	$15,000	$(697)
Citibank N.A.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	7,000	(287)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012	2,500	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	4,500	18
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%		06/20/2012	2,200	32
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	1,900	28
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%		06/20/2012	128,700	1,939
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	1,300	22
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	1,300	24
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%		06/20/2012	3,500	(274)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	(247)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012	15,500	(690)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012	5,300	(232)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012	3,500	(226)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(485)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	2,000	12
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	2,000	71
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	20,000	1,711
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	4,400	(121)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	2,375	(146)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	11
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(40)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%	)	06/20/2017	2,500	180
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	10
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(337)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(68)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(187)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(3,180)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	474
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	2,500	(14)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	230
Credit Suisse First Boston	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.900%		09/20/2012	2,500	(63)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	800	10
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	1,000	(37)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	3.300%		06/20/2012	2,000	131
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	3,500	177
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	5,250	555
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	84
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(437)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	(258)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(598)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(591)
Goldman Sachs & Co.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.650%		06/20/2012	2,500	(10)
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	5,000	(72)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	281
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	293
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	20,000	16
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,550	7
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	(149)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	(388)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	24,200	45
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%		09/20/2008	3,200	(96)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	2,500	42
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	5,000	(118)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	4,875	42
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	2,750	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	2,000	13
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	4,900	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	4,450	11
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	2,000	9
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	1,975	9
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	4,400	140

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%	)	06/20/2010	$6,500	$69
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%		06/20/2011	6,500	(134)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	804
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	(243)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	659
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	370
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	1,800	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	3,000	2
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	1,000	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	4,750	30
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(6)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(37)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	3,000	(53)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	3,000	64
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	1,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	5,000	693
Merrill Lynch & Co., Inc.	Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	2,700	24
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	2,000	39
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	163
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	32
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	15
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(3)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(20)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	5,500	(266)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.105%	)	06/20/2012	120,000	(1,808)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	8,075	29
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	1,575	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	3,000	41
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.084%		06/20/2012	4,000	57
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	500	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	1,000	26
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.550%		06/20/2012	20,000	1,524
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.553%		06/20/2012	1,000	76
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	2,700	(120)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	20
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	4,900	(5)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	4,400	74
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	139
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	243
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	815
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,700	(44)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	1,000	(51)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.110%		06/20/2012	1,700	26
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	1,500	27
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	2,000	(4)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	3,000	(2)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	3,450	0
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	6,050	(213)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	2,375	(143)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	1,700	23
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	4,950	32
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	20
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	253
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(65)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	222

							$(3,429)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	115

Schedule of Investments  High Yield Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	370,500	$(3,482)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		45,100	(538)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		478,100	(8,360)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,600	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(29)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	(35)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$103,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		567,100	254
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		225,900	7,137
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,600	104
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		145,300	(208)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		350,000	344

							$(4,719)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.610%	10/23/2007	146,500	$83
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.	5.610%	10/23/2007	262,267	(474)

						$(391)

(l)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$3,822
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	11,632
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	2,125
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	10,803
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	12,199
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	5,408

							$43,988	$45,989

(m)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$3,651
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	10,689
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	1,636
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	9,830
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	11,091
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	4,978

							$41,284	$41,875

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$17,400	$157	$184
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	17,400	266	71

							$423	$255

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,156	$18,728	0.26%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,028	11,183	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,623	7,705	0.11%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,980	26,508	0.37%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,352	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,965	10,127	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	85	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,878	5,237	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,031	3,215	0.05%

				$79,744	$84,140	1.17%

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	10/2007	$1,894	$0	$1,894
Sell		164,576	10/2007	0	(3,307)	(3,307)
Buy		54,437	03/2008	385	0	385
Buy		164,576	07/2008	2,760	0	2,760
Buy	CHF	697	12/2007	21	0	21
Sell	EUR	178,968	10/2007	0	(12,111)	(12,111)
Sell	GBP	8,786	11/2007	0	(303)	(303)
Buy	INR	3,215,148	05/2008	1,086	0	1,086
Buy	JPY	506,416	10/2007	225	0	225
Buy	KRW	25,138,685	11/2007	19	0	19
Buy		46,200,305	05/2008	1,253	0	1,253
Buy	MXN	559,647	03/2008	0	(645)	(645)
Buy		301,854	07/2008	0	(9)	(9)
Buy	RUB	487,266	11/2007	300	0	300
Buy		2,458,528	01/2008	1,094	0	1,094

				$9,037	$(16,375)	$(7,338)

See Accompanying Notes	Semiannual Report	September 30, 2007	117

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.1%

BANKING & FINANCE 4.2%
Ajax Re Ltd.
11.944% due 05/08/2009	$85	$85

Bank of America Corp.
6.000% due 09/01/2017	500	513

Bear Stearns Cos., Inc.
6.400% due 10/02/2017 (a)	1,000	997
6.950% due 08/10/2012	137	143

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	25

Citigroup, Inc.
6.000% due 08/15/2017	500	513

Ferrellgas Escrow LLC
6.750% due 05/01/2014	92	90

Ford Motor Credit Co.
7.375% due 02/01/2011	25	24
7.800% due 06/01/2012	225	214

General Motors Acceptance Corp.
6.750% due 12/01/2014	10	9
6.875% due 08/28/2012	100	94
7.000% due 02/01/2012	50	47
7.250% due 03/02/2011	65	63

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	512

KRATON Polymers LLC
8.125% due 01/15/2014	50	49

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	50	50
11.625% due 10/15/2017	75	73

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	29

SLM Corp.
5.440% due 01/25/2008	200	200

Tenneco, Inc.
8.625% due 11/15/2014	45	46
10.250% due 07/15/2013	25	27

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	51

Ventas Realty LP
6.750% due 04/01/2017	25	25

Yankee Acquisition Corp.
9.750% due 02/15/2017	15	14

		3,893

INDUSTRIALS 11.5%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	45	35

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	50	41

Actuant Corp.
6.875% due 06/15/2017	50	50

Albertson’s, Inc.
7.450% due 08/01/2029	125	121

Allied Waste North America, Inc.
7.250% due 03/15/2015	65	67

AmeriGas Partners LP
7.125% due 05/20/2016	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	496

ARAMARK Corp.
8.500% due 02/01/2015	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$75	$73

Berry Plastics Holding Corp.
8.875% due 09/15/2014	90	92

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	100	94

Bowater Canada Finance
7.950% due 11/15/2011	25	21

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	489

Cascades, Inc.
7.250% due 02/15/2013	25	25

Celestica, Inc.
7.875% due 07/01/2011	50	48

Charter Communications Operating LLC
8.375% due 04/30/2014	150	151

Chemtura Corp.
6.875% due 06/01/2016	75	72

Chesapeake Energy Corp.
6.875% due 01/15/2016	50	50
7.000% due 08/15/2014	50	51

Comcast Corp.
5.900% due 03/15/2016	500	498

Community Health Systems, Inc.
8.875% due 07/15/2015	120	124

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	50	52

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	25	23

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	5	5
7.750% due 11/15/2015	25	26

CSC Holdings, Inc.
6.750% due 04/15/2012	75	73

DaVita, Inc.
7.250% due 03/15/2015	35	35

Delhaize America, Inc.
8.050% due 04/15/2027	25	27

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

Digicel Group Ltd.
8.875% due 01/15/2015	25	24

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	75	75

Dynegy Holdings, Inc.
7.125% due 05/15/2018	25	23
8.375% due 05/01/2016	100	101

Eaton Vance Corp.
6.500% due 10/02/2017 (a)	1,000	999

EchoStar DBS Corp.
7.000% due 10/01/2013	100	103
7.125% due 02/01/2016	40	41

El Paso Corp.
7.000% due 06/15/2017	140	143

Equistar Chemicals LP
8.750% due 02/15/2009	100	104

Ford Motor Co.
9.215% due 09/15/2021	25	22

Forest Oil Corp.
7.250% due 06/15/2019	125	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$25	$27
8.375% due 04/01/2017	175	192

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	75	73
9.125% due 12/15/2014 (b)	25	23
9.569% due 12/15/2014	25	24

General Motors Corp.
7.200% due 01/15/2011	100	96

Georgia-Pacific Corp.
7.125% due 01/15/2017	75	73

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	375	399

Herbst Gaming, Inc.
7.000% due 11/15/2014	20	16

Hertz Corp.
8.875% due 01/01/2014	75	78

Host Marriott LP
7.125% due 11/01/2013	25	25

Idearc, Inc.
8.000% due 11/15/2016	75	75

Ineos Group Holdings PLC
8.500% due 02/15/2016	125	120

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	100	101
9.250% due 06/15/2016	25	26

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	25	24

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	495

L-3 Communications Corp.
7.625% due 06/15/2012	50	51

Lyondell Chemical Co.
6.875% due 06/15/2017	25	27
8.250% due 09/15/2016	100	113

MGM Mirage
7.625% due 01/15/2017	100	100

Nalco Co.
8.875% due 11/15/2013	75	79

Nortel Networks Ltd.
10.125% due 07/15/2013	80	83
10.750% due 07/15/2016	25	26

NPC International, Inc.
9.500% due 05/01/2014	25	23

OPTI Canada, Inc.
8.250% due 12/15/2014	25	25

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	30	31

Quebecor Media, Inc.
7.750% due 03/15/2016 (a)	50	48

Qwest Communications International, Inc.
7.500% due 02/15/2014	75	76

Range Resources Corp.
7.375% due 07/15/2013	50	51

Reynolds American, Inc.
7.625% due 06/01/2016	50	53

RH Donnelley Corp.
8.875% due 10/15/2017 (a)	315	320

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	25	25

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	$25	$25

Sanmina-SCI Corp.
8.125% due 03/01/2016	35	30

SemGroup LP
8.750% due 11/15/2015	25	25

Sensata Technologies BV
8.000% due 05/01/2014	50	49

Service Corp. International
7.625% due 10/01/2018	15	16

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	49

Solectron Global Finance Ltd.
8.000% due 03/15/2016	25	27

Station Casinos, Inc.
6.625% due 03/15/2018	50	42
7.750% due 08/15/2016	50	50

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	40	42

Tenet Healthcare Corp.
9.875% due 07/01/2014	25	23

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	487

TRW Automotive, Inc.
7.000% due 03/15/2014	25	24

Valero Energy Corp.
6.125% due 06/15/2017	500	504

Verso Paper Holdings LLC
9.125% due 08/01/2014	45	47

West Corp.
9.500% due 10/15/2014	80	83

Williams Cos., Inc.
7.625% due 07/15/2019	100	108
7.875% due 09/01/2021	100	109

Williams Partners LP
7.250% due 02/01/2017	50	51

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	44

XTO Energy, Inc.
6.250% due 08/01/2017	500	509

		10,633

UTILITIES 2.4%
AT&T Corp.
8.000% due 11/15/2031	250	305

Cincinnati Bell, Inc.
8.375% due 01/15/2014	50	50

Citizens Communications Co.
7.125% due 03/15/2019	100	99

Complete Production Services, Inc.
8.000% due 12/15/2016	50	50

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	307

Edison Mission Energy
7.000% due 05/15/2017	75	74
7.200% due 05/15/2019	35	35
7.750% due 06/15/2016	25	26

Embarq Corp.
7.082% due 06/01/2016	100	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Exelon Generation Co. LLC
6.200% due 10/01/2017	$590	$592

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	26

Nevada Power Co.
6.650% due 04/01/2036	75	75

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

PSEG Energy Holdings LLC
8.500% due 06/15/2011	50	53

Qwest Corp.
7.875% due 09/01/2011	100	105

Reliant Energy, Inc.
6.750% due 12/15/2014	100	101
7.875% due 06/15/2017	25	25

Tenaska Alabama Partners LP
7.000% due 06/30/2021	47	48

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	20	21

		2,196

Total Corporate Bonds & Notes (Cost $16,757)		16,722

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037	50	51

Citigroup, Inc.
3.350% due 10/01/2012	25	25

Total Convertible Bonds & Notes (Cost $76)		76

U.S. GOVERNMENT AGENCIES 62.9%
Fannie Mae
3.770% due 04/25/2023	22	22
4.042% due 08/01/2033 (f)	361	359
4.140% due 03/25/2022	34	35
4.190% due 09/25/2022	18	18
4.240% due 01/25/2022 - 03/01/2034	234	238
4.291% due 12/01/2033 (f)	281	282
4.509% due 11/01/2033	205	206
4.605% due 09/01/2035	101	100
4.777% due 09/25/2022	19	19
4.948% due 07/01/2018	14	14
5.000% due 01/01/2016	161	159
5.177% due 10/25/2008	34	34
5.250% due 09/01/2016 - 09/01/2017	45	45
5.375% due 11/01/2016 - 01/01/2018	19	19
5.439% due 03/01/2016	11	11
5.455% due 01/01/2018	12	12
5.474% due 09/01/2017 - 03/01/2033	161	161
5.500% due 08/01/2018 - 11/01/2037	11,587	11,348
5.500% due 04/01/2037 - 09/01/2037 (f)	18,732	18,351
5.533% due 11/01/2020	89	89
5.540% due 04/01/2017	9	9
5.543% due 07/01/2017 - 12/01/2027	340	342
5.556% due 11/25/2021	23	23
5.572% due 03/01/2020	14	14
5.606% due 07/25/2021	46	47
5.724% due 08/01/2017	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 06/01/2017 - 07/01/2017	$47	$48
5.799% due 07/01/2017	11	11
5.827% due 10/25/2008	30	30
5.851% due 11/01/2018	4	4
5.856% due 08/25/2022	17	18
5.896% due 09/01/2017	20	20
5.899% due 01/01/2019	13	13
5.956% due 05/25/2022	20	20
5.971% due 01/01/2027	18	18
5.974% due 08/01/2017	21	21
5.976% due 10/25/2008	19	19
6.000% due 09/01/2036 (f)	19,625	19,661
6.006% due 05/25/2018 - 10/25/2020	73	74
6.014% due 04/18/2028 - 09/18/2031	38	38
6.056% due 04/25/2021 - 10/25/2021	154	158
6.095% due 05/01/2019	17	17
6.105% due 11/01/2020	17	17
6.152% due 12/01/2027	8	8
6.206% due 10/01/2044	32	33
6.221% due 02/01/2028	5	5
6.257% due 01/01/2028	5	5
6.267% due 05/01/2028	21	21
6.356% due 01/25/2024	50	52
6.456% due 11/25/2021	79	80
6.500% due 06/25/2028 - 03/25/2031	376	380
6.500% due 11/18/2029 (f)	500	521
6.650% due 02/25/2022	17	17
6.900% due 05/25/2023	266	278
6.978% due 02/01/2032	105	108
7.000% due 07/25/2022 - 06/25/2032	576	597
7.500% due 07/25/2022 - 10/25/2022	125	131
8.000% due 04/25/2021 - 07/25/2022	194	202

Freddie Mac
4.000% due 02/15/2017	245	241
4.960% due 08/01/2017	15	16
5.022% due 11/01/2017	56	57
5.346% due 02/01/2015	91	92
5.531% due 08/25/2036	75	75
5.549% due 06/01/2019	50	51
5.625% due 08/01/2018	28	28
5.750% due 01/01/2020	39	39
5.770% due 02/01/2018	61	61
5.864% due 05/01/2019	13	13
6.000% due 03/15/2017	13	13
6.500% due 11/15/2021 - 03/15/2024	555	574
6.750% due 01/15/2024	68	71
7.000% due 10/15/2013 - 08/15/2023	725	744
7.500% due 09/01/2011 (f)	138	142
8.500% due 06/15/2031	577	661
9.000% due 09/15/2020	248	270
9.500% due 03/15/2020	45	45

Vendee Mortgage Trust
6.500% due 09/15/2024	356	372

Total U.S. Government Agencies (Cost $57,967)		58,182

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,018

Total U.S. Treasury Obligations (Cost $997)		1,018

See Accompanying Notes	Semiannual Report	September 30, 2007	119

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.7%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$426	$424
5.634% due 07/10/2046	500	504

Banc of America Funding Corp.
4.112% due 05/25/2035	119	116
5.723% due 06/20/2035	236	236

Banc of America Mortgage Securities, Inc.
4.146% due 07/25/2034	185	182
4.708% due 04/25/2035	290	288
5.531% due 03/25/2034	222	221
5.581% due 01/25/2034	94	94

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2035	180	178

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	313	315
7.000% due 05/20/2030	396	435

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	491

Countrywide Alternative Loan Trust
6.293% due 07/20/2035	261	257

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	224
5.361% due 05/25/2035	138	134
5.401% due 03/25/2035	309	308
5.451% due 03/25/2035	353	346

CS First Boston Mortgage Securities Corp.
5.164% due 03/25/2034	320	318

Downey Savings & Loan Association Mortgage Loan Trust
5.902% due 11/19/2044	242	238
7.286% due 07/19/2044	138	140

First Horizon Asset Securities, Inc.
5.631% due 03/25/2018	234	233

First Republic Mortgage Loan Trust
6.002% due 11/15/2030	141	140

Greenpoint Mortgage Funding Trust
5.391% due 10/25/2045	79	78

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	509	488
6.710% due 04/25/2032	91	91

Harborview Mortgage Loan Trust
5.812% due 08/19/2045	72	71

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	494
5.430% due 02/15/2040	500	494

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	600	589

MASTR Alternative Loans Trust
7.000% due 06/25/2034	155	157

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	221	221

Mellon Residential Funding Corp.
6.122% due 09/15/2030	268	268

Merrill Lynch Mortgage Investors, Inc.
6.424% due 09/25/2033	136	138

MLCC Mortgage Investors, Inc.
5.471% due 04/25/2028	154	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.328% due 11/12/2041	$580	$572
5.374% due 11/14/2042	500	494

Provident Funding Mortgage Loan Trust
4.042% due 04/25/2034	262	259

Sequoia Mortgage Trust
5.846% due 07/20/2033	171	169
5.876% due 10/20/2027	60	60
5.876% due 04/20/2033	226	224
5.896% due 10/20/2027	331	331
5.946% due 12/20/2032	287	287

Structured Asset Mortgage Investments, Inc.
5.361% due 07/25/2036	145	141
5.842% due 05/19/2035	295	295

Thornburg Mortgage Securities Trust
5.401% due 03/25/2044	292	287
5.501% due 09/25/2044	228	228

Washington Mutual, Inc.
3.798% due 06/25/2034	55	54
4.326% due 06/25/2033	298	294
5.421% due 12/25/2045	238	233
5.671% due 12/25/2027	266	266
5.962% due 10/25/2044	280	278
6.002% due 11/25/2034	280	276
6.183% due 11/25/2042	26	26

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	181	179
4.224% due 09/25/2034	184	183
4.361% due 09/25/2034	289	286
4.498% due 01/25/2035	300	298
4.538% due 02/25/2035	449	444

Total Mortgage-Backed Securities (Cost $15,394)		15,444

ASSET-BACKED SECURITIES 7.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	269	269

Ameriquest Mortgage Securities, Inc.
8.656% due 11/25/2032	291	99
9.008% due 02/25/2033	200	97

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	69	67

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034 (f)	384	383
5.461% due 10/25/2032 (f)	140	137
5.461% due 01/25/2036 (f)	823	811
5.531% due 10/27/2032	90	89
5.621% due 06/25/2036	400	392
6.502% due 10/25/2037	217	216

Countrywide Asset-Backed Certificates
5.221% due 04/25/2036	56	56

Green Tree Financial Corp.
6.870% due 01/15/2029	570	589

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,495

Home Equity Mortgage Trust
5.191% due 08/25/2036	78	78

Irwin Home Equity Corp.
5.671% due 07/25/2032	12	12

Morgan Stanley ABS Capital I
5.211% due 01/25/2036	350	349

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033 (f)	309	300

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036 (f)		$252	$240

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,246	1,231

TABS Ltd.
7.206% due 02/12/2047		280	34

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		122	122

Total Asset-Backed Securities (Cost $7,003)			7,066

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	9,366	81

Royal Bank of Scotland Group PLC
8.162% due 10/29/2049 (a)	GBP	800	1,697

Total Foreign Currency-Denominated Issues (Cost $1,692)			1,778

SHORT-TERM INSTRUMENTS 53.9%

COMMERCIAL PAPER 45.0%
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		$900	885

DnB NORBank ASA
5.080% due 01/04/2008		1,400	1,381

Freddie Mac
4.000% due 10/01/2007		32,100	32,100
4.057% due 10/01/2007		1,800	1,800

Intesa Funding LLC
5.180% due 10/01/2007		1,800	1,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		1,800	1,800

UBS Finance Delaware LLC
4.750% due 10/01/2007		1,800	1,800

			41,566

REPURCHASE AGREEMENTS 8.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		7,625	7,625

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $196; U.S. Treasury Bills 4.625% 02/29/2008 valued at $653. Repurchase proceeds at $825.)

U.S. TREASURY BILLS 0.7%
3.917% due 12/13/2007 (c)(d)		630	623

Total Short-Term Instruments (Cost $49,817)			49,814

Total Investments (e) 162.3% (Cost $149,703)			$150,100

Written Options (h) (0.0%) (Premiums $1)			(1)

Other Assets and Liabilities (Net) (62.3%)			(57,644)

Net Assets 100.0%			$92,455

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $115 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $19,510 at a weighted average interest rate of 5.31%. On September 30, 2007, securities valued at $40,876 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$50	$1
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	50	(1)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	2,500	762
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	25	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	50	1
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	50	(2)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	50	(1)
Credit Suisse First Boston	Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	75	0
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	3.060%		09/20/2012	50	3
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	2,500	(739)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	100	1
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	100	0
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	50	0
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	25	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	2,500	(23)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	25	0
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	25	0
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	50	(3)
Morgan Stanley	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	1,000	(6)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	50	(2)
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	50	1

							$(8)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$1,000	$1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	33,800	(15)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	200	0

						$(14)

See Accompanying Notes	Semiannual Report	September 30, 2007	121

Schedule of Investments Income Fund (Cont.)	(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$50	$0	$1
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	50	1	0

							$1	$1

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2037	$20,000	$20,044	$20,028

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	801	11/2007	$0	$(16)	$(16)
Sell	JPY	10,000	10/2007	0	(4)	(4)

				$0	$(20)	$(20)

122	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Kinder Morgan, Inc.
7.070% due 05/24/2014	$97	$95

SLM Corp.
6.000% due 06/30/2008	500	499

Total Bank Loan Obligations (Cost $595)		594

CORPORATE BONDS & NOTES 77.6%

BANKING & FINANCE 34.9%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	201

Allstate Corp.
6.125% due 05/15/2067	100	98
7.200% due 12/01/2009	200	209

American Express Co.
6.150% due 08/28/2017	300	303

American International Group, Inc.
2.875% due 05/15/2008	300	295
5.050% due 10/01/2015	200	191
6.250% due 05/01/2036	200	204

Anadarko Finance Co.
6.750% due 05/01/2011	200	209

Archstone-Smith Trust
7.900% due 02/15/2016	25	27

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	191

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	200	189
5.625% due 10/14/2016	1,000	1,001
6.000% due 09/01/2017	300	308

Bank One Corp.
5.250% due 01/30/2013	100	99
9.875% due 03/01/2009	50	53

BB&T Capital Trust IV
6.820% due 06/12/2077	200	194

BB&T Corp.
6.500% due 08/01/2011	30	31

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	196
5.760% due 07/19/2010	400	393
6.950% due 08/10/2012	200	209

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	232

BNP Paribas
5.186% due 06/29/2049	700	643

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	385

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	193
5.625% due 08/27/2012	400	405
6.000% due 02/21/2012	190	195
6.000% due 08/15/2017	240	246
6.125% due 08/25/2036	800	795

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	$300	$299

Credit Agricole S.A.
6.637% due 05/29/2049	200	188

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	98

General Electric Capital Corp.
5.000% due 01/08/2016	100	97
5.450% due 01/15/2013	350	354
5.628% due 08/15/2011	500	494
6.750% due 03/15/2032	500	552

General Motors Acceptance Corp.
6.360% due 09/23/2008	200	197
6.875% due 09/15/2011	50	48

GMAC LLC
6.625% due 05/15/2012	100	93

Goldman Sachs Group LP
4.500% due 06/15/2010	250	247

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	293
5.300% due 12/22/2008	200	199
5.700% due 09/01/2012	300	304
6.125% due 02/15/2033	600	590
6.250% due 09/01/2017	300	307
6.600% due 01/15/2012	100	105
6.750% due 10/01/2037 (b)	200	201

HBOS Capital Funding LP
6.071% due 06/29/2049	800	771

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,629
9.547% due 12/29/2049	100	110

HSBC Finance Corp.
4.125% due 03/11/2008	200	199

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	285
5.125% due 09/15/2014	100	98
6.625% due 03/15/2012	350	368
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	100	99

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	375

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	279
6.625% due 01/18/2012	30	31

MBNA America Bank N.A.
7.125% due 11/15/2012	145	156

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	$150	$149

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	103

Morgan Stanley
4.750% due 04/01/2014	900	847
5.300% due 03/01/2013	325	320
5.375% due 10/15/2015	250	240
5.750% due 08/31/2012	100	100
6.250% due 08/28/2017	100	102
6.600% due 04/01/2012	100	104

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	1,000

Natexis AMBS Co. LLC
8.440% due 12/29/2049	100	102

Preferred Term Securities XII
6.244% due 03/24/2034	100	101

Prudential Financial, Inc.
5.853% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	142

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	645

RBS Capital Trust III
5.512% due 09/29/2049	200	187

Resona Bank Ltd.
5.850% due 09/29/2049	300	283

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	514

SB Treasury Co. LLC
9.400% due 12/29/2049	200	207

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	280

UBS Preferred Funding Trust V
6.243% due 05/29/2049	700	690

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	96

USB Capital IX
6.189% due 04/15/2049	975	977

Ventas Realty LP
6.750% due 06/01/2010	200	204

Wachovia Bank N.A.
5.000% due 08/15/2015	300	283
7.800% due 08/18/2010	30	32

Wells Fargo & Co.
5.270% due 03/23/2010	75	75
5.460% due 01/12/2011	200	199

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	1,013

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	299

		28,223

INDUSTRIALS 28.2%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	83

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	304

American Airlines, Inc.
6.978% due 10/01/2012	80	80
7.858% due 10/01/2011	50	53

See Accompanying Notes	Semiannual Report	September 30, 2007	123

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Greetings Corp.
7.375% due 06/01/2016	$100	$98

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	198

Apache Corp.
6.000% due 01/15/2037	200	193

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	90

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	98

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	186
6.000% due 08/15/2016	100	100

Cardinal Health, Inc.
5.499% due 10/02/2009	200	200

CBS Corp.
5.625% due 08/15/2012	500	498

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	164

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	296
6.875% due 01/15/2016	200	201
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
5.575% due 02/20/2009	60	60

Clorox Co.
5.828% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	112

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	311
8.875% due 05/01/2017	35	41

Comcast Corp.
5.300% due 01/15/2014	100	97
5.850% due 01/15/2010	200	203
5.875% due 02/15/2018	100	99
6.450% due 03/15/2037	200	198
7.050% due 03/15/2033	100	106

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	199

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	151
6.253% due 12/14/2007	100	100
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	139

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	244

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
7.300% due 01/15/2012	$100	$107

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	355

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	95

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	491

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	492

EnCana Corp.
4.750% due 10/15/2013	100	95
6.500% due 08/15/2034	100	103

Energy Transfer Partners LP
6.125% due 02/15/2017	500	483

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

EOG Resources, Inc.
5.875% due 09/15/2017	600	601

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	110

Fund American Cos., Inc.
5.875% due 05/15/2013	150	148

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	259

Gazprom International S.A.
7.201% due 02/01/2020	91	93

General Mills, Inc.
5.650% due 09/10/2012	200	202
5.700% due 02/15/2017	200	197

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	681
8.125% due 05/15/2011	100	102

HCA, Inc.
6.750% due 07/15/2013	200	180

Hess Corp.
7.875% due 10/01/2029	200	231

HJ Heinz Co.
6.428% due 12/01/2008	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	98

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	146

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017	400	403
8.375% due 11/01/2019	30	37

JC Penney Corp., Inc.
6.375% due 10/15/2036	200	188
8.000% due 03/01/2010	100	106

JetBlue Airways Corp.
9.944% due 03/15/2008	41	42

Kern River Funding Corp.
4.893% due 04/30/2018	64	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kraft Foods, Inc.
6.500% due 08/11/2017	$300	$310

Kroger Co.
5.500% due 02/01/2013	200	200

Magellan Midstream Partners LP
6.400% due 05/01/2037	100	96

MGM Mirage
6.625% due 07/15/2015	100	95

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	580

Newmont Mining Corp.
5.875% due 04/01/2035	100	88

News America Holdings, Inc.
9.250% due 02/01/2013	400	464

Norfolk Southern Corp.
7.250% due 02/15/2031	100	109

Northrop Grumman Corp.
7.750% due 02/15/2031	100	118

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	194

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	285

Phelps Dodge Corp.
8.750% due 06/01/2011	200	223
9.500% due 06/01/2031	200	261

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	180

Plains All American Pipeline LP
6.125% due 01/15/2017	400	401

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	94

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	203

Reynolds American, Inc.
7.750% due 06/01/2018	100	107

Rogers Cable, Inc.
5.500% due 03/15/2014	100	97
6.750% due 03/15/2015	200	206

Safeway, Inc.
5.550% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	211

Suncor Energy, Inc.
6.500% due 06/15/2038	400	411

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	56	59

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	234
6.550% due 05/01/2037	840	827

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	88	42

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USX Corp.
6.850% due 03/01/2008	$30	$30

Vale Overseas Ltd.
6.250% due 01/11/2016	200	202
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	98
7.500% due 04/15/2032	400	440

Viacom, Inc.
6.250% due 04/30/2016	500	502

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.824% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.100% due 08/01/2026	10	10

WellPoint, Inc.
4.250% due 12/15/2009	100	99

Westfield Group
5.700% due 10/01/2016	100	97

Weyerhaeuser Co.
6.210% due 09/24/2009	300	301

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

Wyeth
4.375% due 03/01/2008	100	100

Xerox Corp.
6.396% due 12/18/2009	100	100

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	108

Yum! Brands, Inc.
8.875% due 04/15/2011	140	156

		22,754

UTILITIES 14.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	99
5.650% due 08/15/2012	300	302

AT&T Corp.
7.300% due 11/15/2011	447	481

AT&T, Inc.
5.100% due 09/15/2014	300	291
6.500% due 09/01/2037	500	517

BellSouth Corp.
5.200% due 09/15/2014	300	292
5.200% due 12/15/2016	100	96

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	135

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	$330	$354

Duke Energy Corp.
6.450% due 10/15/2032	200	206

Enel Finance International S.A.
6.800% due 09/15/2037	200	204

Energy East Corp.
6.750% due 07/15/2036	100	102

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	148
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

Exelon Corp.
4.900% due 06/15/2015	200	187

Florida Power Corp.
5.975% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	247

Indianapolis Power & Light
6.300% due 07/01/2013	150	154

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	154

Kentucky Power Co.
6.000% due 09/15/2017	200	199

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	200

Nevada Power Co.
6.500% due 05/15/2018	150	152

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	107

Ohio Edison Co.
5.450% due 05/01/2015	100	98
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	95
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198

Progress Energy, Inc.
6.850% due 04/15/2012	200	211
7.100% due 03/01/2011	94	99

PSEG Power LLC
6.950% due 06/01/2012	200	211
8.625% due 04/15/2031	100	124

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	152

Qwest Corp.
8.944% due 06/15/2013	100	107

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	29	29

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	197

Southern California Edison Co.
5.000% due 01/15/2014	200	195

Sprint Capital Corp.
8.375% due 03/15/2012	500	551

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TECO Energy, Inc.
6.750% due 05/01/2015	$200	$206
7.000% due 05/01/2012	300	313

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	195
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	187

TXU Energy Co. LLC
6.194% due 09/16/2008	100	100

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	232

Verizon New England, Inc.
6.500% due 09/15/2011	200	207

Virginia Electric & Power Co.
5.400% due 01/15/2016	500	484
5.950% due 09/15/2017	300	300
6.000% due 05/15/2037	100	96

Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	100

		11,746

Total Corporate Bonds & Notes (Cost $63,658)		62,723

CONVERTIBLE BONDS 0.3%
ERP Operating LP
3.850% due 08/15/2026	200	198

Total Convertible Bonds (Cost $202)		198

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
5.500% due 07/01/2036 - 07/01/2037 (g)	2,103	2,061
5.500% due 09/01/2037 - 10/01/2037	6,000	5,877
6.000% due 04/01/2036 - 10/01/2036	1,462	1,465

Total U.S. Government Agencies (Cost $9,350)		9,403

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025	111	111

U.S. Treasury Bonds
4.750% due 02/15/2037	100	99

Total U.S. Treasury Obligations (Cost $211)		210

SOVEREIGN ISSUES 1.0%
Croatia Government International Bond
6.188% due 07/31/2010	21	21

Korea Development Bank
4.750% due 07/20/2009	300	298

See Accompanying Notes	Semiannual Report	September 30, 2007	125

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mexico Government International Bond
6.750% due 09/27/2034		$78	$85

Panama Government International Bond
9.625% due 02/08/2011		100	112

Russia Government International Bond
7.500% due 03/31/2030		149	169

South Africa Government International Bond
7.375% due 04/25/2012		90	97

Total Sovereign Issues (Cost $756)			782

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	437

Credit Logement S.A.
4.604% due 03/29/2049		300	415

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	160

France Telecom S.A.
6.750% due 03/14/2008		90	129

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,251

HSBC Holdings PLC
5.375% due 12/20/2012		60	87

RBS Capital Trust A
6.467% due 12/29/2049		325	477

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	$53

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	464

Total Foreign Currency-Denominated Issues (Cost $3,148)			3,473

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.130% due 12/31/2049		4,000	96

Total Preferred Stocks (Cost $100)			96

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

COMMERCIAL PAPER 6.8%
Freddie Mac
4.000% due 10/01/2007		$1,000	1,000

UBS Finance Delaware LLC
5.245% due 10/26/2007		800	797

Westpac Trust Securities NZ Ltd.
5.230% due 11/19/2007		3,700	3,674

			5,471

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$487	$487

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $502. Repurchase proceeds are $487.)

U.S. TREASURY BILLS 1.1%
3.981% due 11/29/2007 - 12/13/2007 (c)(e)(h)	910	902

Total Short-Term Instruments (Cost $6,861)		6,860

PURCHASED OPTIONS (j) 0.7%
(Cost $591)		599

Total Investments (f) 105.1% (Cost $85,472)		$84,938

Written Options (k) (0.7%) (Premiums $539)		(528)

Other Assets and Liabilities (Net) (4.4%)		(3,571)

Net Assets 100.0%		$80,839

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $600 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $1,997 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $2,061 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	89	$110
90-Day Eurodollar March Futures	Long	03/2009	109	91
90-Day Eurodollar September Futures	Long	09/2009	83	38
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	35	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	23

				$270

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%		12/20/2007	$100	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%		12/20/2007	100	0
Bank of America	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	3,000	(31)
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	400	(1)

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	$100	$0
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	100	0
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	100	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	500	10
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	45
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	1,100	(9)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	100	0
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	100	0
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	1
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%	)	12/20/2012	100	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	1
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	5
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	500	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	(1)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	1
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	200	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	(3)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	500	(6)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	1
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	100	0
Citibank N.A.	Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	300	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	200	(1)
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	200	1
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	200	2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	500	(1)
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	200	0
Credit Suisse First Boston	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	100	0
Credit Suisse First Boston	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	100	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	500	(14)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	8
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	7
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	200	0
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	500	(6)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	100	1
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	100	6

See Accompanying Notes	Semiannual Report	September 30, 2007	127

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Viacom, Inc. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	$400	$(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	200	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(4)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(2)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	100	0
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(43)
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	100	1
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	100	10
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	100	0
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	100	(1)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	5
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	14
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(196)
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	100	9
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	500	(25)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	(1)
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	202
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	600	(5)
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	200	17
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	500	(3)
Lehman Brothers, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	500	6
Lehman Brothers, Inc.	Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	500	(2)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%	)	06/20/2012	500	2
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	200	1
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.585%		09/20/2012	1,600	(1)
Lehman Brothers, Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	100	0
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%	)	12/20/2012	300	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	0
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	100	0

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	$400	$(2)
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.250%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.500% due 12/01/2011	Buy	(0.230%	)	12/20/2012	200	0
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%	)	12/20/2012	200	0
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(5)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	0
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	100	0
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	(1)
Morgan Stanley	Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	100	1
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%	)	06/20/2012	100	1
Morgan Stanley	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	700	(2)
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	200	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	100	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	21
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	(1)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	1
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	1
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% due 07/15/2028	Buy	(0.290%	)	09/20/2012	100	0
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%	)	12/20/2012	300	0
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%	)	12/20/2012	200	(1)
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	400	0
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	500	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	300	26
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	200	13
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	200	(1)
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	200	(1)
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	300	0
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%		03/20/2008	100	0

							$47

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	129

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	5,600	$(1)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	2,700	(32)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	17
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	GBP	500	(19)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	41
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(2)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	130,000	(31)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,800	(14)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(4)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,800	179
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		900	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,800	54
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	25
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,600	(34)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		500	31
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	34
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(9)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(55)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,000	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,440	(228)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,100	73
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	1

							$95

(j)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$79
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	54	61
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	36
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	500	2	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	8,000	112	109
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	63

							$550	$545

Foreign Currency Options
Description	Strike Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$16
Put - OTC Euro versus U.S. dollar	1.355	05/21/2008		200	6	2
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	17
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	9
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	3

					$41	$54

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	25	$11	$9
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	20	12	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	20	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2007	20	9	9

				$37	$27

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$2,500	$67	$70
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	2,700	72	95
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	50
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	31
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	57
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	200	2	5
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	110
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	59

							$471	$477

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$3,400	$12	$3
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	3,400	19	21

							$31	$24

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,349	10/2007	$72	$0	$72
Buy	BRL	309	10/2007	19	0	19
Sell		309	10/2007	0	(11)	(11)
Buy		779	03/2008	54	0	54
Buy		905	07/2008	24	0	24
Sell	CAD	44	11/2007	0	(1)	(1)
Buy	CLP	27,495	03/2008	2	0	2
Buy	CNY	10,884	07/2008	18	0	18
Sell		4,656	07/2008	0	(5)	(5)
Sell	EUR	2,121	10/2007	0	(137)	(137)
Sell	GBP	407	11/2007	0	(14)	(14)
Buy	INR	14,413	10/2007	11	0	11
Sell		14,413	10/2007	0	(15)	(15)
Buy		1,109	11/2007	1	0	1
Buy		14,491	05/2008	17	0	17
Buy	KRW	157,505	10/2007	1	0	1
Sell		157,505	10/2007	0	(2)	(2)
Buy		331,844	05/2008	9	0	9
Buy		179,212	08/2008	2	0	2
Buy	MXN	6,003	03/2008	5	0	5
Buy	NOK	1,111	12/2007	15	0	15
Buy	PLN	1,442	07/2008	20	0	20
Buy	RUB	346	11/2007	1	0	1
Buy		8,301	12/2007	13	0	13
Buy		5,155	01/2008	6	0	6
Buy		2,765	07/2008	1	0	1
Buy	SGD	261	10/2007	2	0	2
Buy		70	02/2008	1	0	1
Buy		518	05/2008	8	0	8
Buy	TWD	575	10/2007	0	0	0
Sell		575	10/2007	0	0	0
Buy		574	11/2007	0	0	0
Buy	ZAR	153	03/2008	0	0	0

				$302	$(185)	$117

See Accompanying Notes	Semiannual Report	September 30, 2007	131

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 12.3%

BANKING & FINANCE 9.4%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$2,200	$2,201

Bank of America Corp.
5.620% due 10/14/2016	5,000	4,927

CIT Group, Inc.
5.640% due 08/17/2009	6,000	5,733

Citigroup, Inc.
5.400% due 01/30/2009	9,500	9,496

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,532

General Electric Capital Corp.
5.390% due 10/26/2009	2,000	1,991
5.661% due 03/04/2008	10,000	9,997

Goldman Sachs Group, Inc.
5.498% due 06/28/2010	2,300	2,293
5.540% due 02/06/2012	5,100	5,014

HSBC Finance Corp.
5.610% due 01/15/2014	5,000	4,840
5.824% due 09/15/2008	15,000	14,995
6.051% due 06/01/2016	3,000	2,933

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,839

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	4,200	3,936

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	9,200	9,071

Morgan Stanley
5.470% due 02/09/2009	8,000	7,955
5.810% due 10/18/2016	9,400	9,009
5.840% due 10/15/2015	3,000	2,908

Pricoa Global Funding I
5.440% due 01/25/2008	2,200	2,200

RBS Capital Trust II
6.425% due 12/29/2049	600	538

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,995

U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,384	6,367

Wells Fargo & Co.
5.270% due 03/23/2010	10,800	10,759

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,755

		132,284

INDUSTRIALS 2.5%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,789

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	11,800	11,756

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,226

International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,244

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,005

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,014

Loews Corp.
5.250% due 03/15/2016	3,000	2,890

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Omnicom Group, Inc.
5.900% due 04/15/2016	$1,500	$1,495

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	886

		34,305

UTILITIES 0.4%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,849

GTE Corp.
7.510% due 04/01/2009	100	103

		5,952

Total Corporate Bonds & Notes (Cost $175,087)		172,541

MUNICIPAL BONDS 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	330

Total Municipal Bonds (Cost $264)		330

U.S. GOVERNMENT AGENCIES 53.5%
Fannie Mae
0.000% due 03/25/2009 (c)	182	176
0.000% due 05/15/2030	12,489	3,859
4.250% due 04/25/2037	328	264
4.378% due 11/01/2034	723	731
4.500% due 10/25/2023 - 09/01/2035	8,199	7,504
4.554% due 07/01/2035	1,020	1,018
5.000% due 11/25/2015 - 08/25/2036	19,574	17,376
5.125% due 07/16/2018	500	487
5.191% due 07/25/2037	2,672	2,641
5.380% due 07/01/2033	2,428	2,379
5.500% due 09/25/2024 - 10/01/2037	116,699	114,190
5.731% due 10/25/2017	238	241
5.800% due 02/09/2026	15,000	15,015
5.814% due 03/18/2031	1,104	1,104
6.000% due 05/17/2027	1,371	1,400
6.031% due 04/25/2032	226	232
6.205% due 06/01/2043	1,503	1,507
6.208% due 03/01/2044	1,245	1,253
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 07/25/2031	5,921	6,131
6.625% due 11/15/2030	25,000	29,551
6.684% due 04/01/2028	121	122
6.750% due 06/25/2032	5,664	5,802
6.875% due 10/01/2024	114	114
6.900% due 05/25/2023	282	296
6.950% due 07/25/2020	80	83
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,414	4,671
7.202% due 11/01/2023	315	315
7.355% due 05/01/2025	53	54
7.411% due 02/01/2028	25	25
7.500% due 07/01/2032	11	12
7.522% due 12/01/2027	122	123
7.732% due 10/01/2024	3	2
7.800% due 10/25/2022	38	40
9.000% due 08/01/2021 - 06/01/2027	124	135

Farmer Mac
7.282% due 07/25/2011	2,068	2,092

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,382
5.050% due 03/28/2019	1,000	998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 07/09/2029	$675	$663
5.150% due 03/25/2020	1,000	997
5.750% due 12/07/2028	500	531

Federal Home Loan Bank
5.120% due 01/10/2013	6,500	6,490
5.125% due 12/29/2008	45,000	45,367
5.250% due 07/24/2018	15,000	14,718
5.300% due 06/26/2023	2,000	1,924

Federal Housing Administration
6.896% due 07/01/2020	1,514	1,518
7.000% due 11/25/2019	390	393
7.430% due 11/01/2019 - 06/01/2024	852	861

Freddie Mac
0.000% due 12/11/2025	34,600	13,200
4.000% due 11/15/2018	12,632	11,536
4.375% due 11/16/2007	10,000	9,992
4.500% due 12/15/2019 - 07/15/2035	42,328	37,436
4.750% due 01/19/2016	19,400	19,233
5.000% due 03/18/2014 - 09/15/2035	57,680	53,574
5.400% due 03/17/2021	20,000	20,159
5.500% due 08/23/2017 - 07/15/2036	56,303	56,121
5.550% due 10/25/2023	107	107
5.625% due 11/23/2035	21,800	21,476
5.982% due 02/15/2019	13,581	13,546
6.000% due 04/15/2034 - 05/15/2036	89,376	88,161
6.152% due 01/15/2033	644	646
6.205% due 10/25/2044	11,000	10,970
6.250% due 09/15/2023	4,822	4,932
6.252% due 06/15/2030 - 12/15/2032	882	889
6.302% due 06/15/2031	290	293
6.405% due 07/25/2044	2,906	2,902
6.500% due 11/15/2008 (b)	19	0
6.500% due 11/15/2023 - 10/25/2043	2,750	2,847
7.000% due 07/15/2022 - 01/15/2024	813	838
7.000% due 12/15/2023 (b)	30	2
7.125% due 05/01/2022	7	7
7.136% due 09/01/2027	83	84
7.146% due 01/01/2028	23	24
7.147% due 01/01/2028	181	183
7.153% due 06/01/2022	8	9
7.184% due 10/01/2026	61	62
7.444% due 02/01/2028	243	245
7.663% due 12/01/2024	62	63

Ginnie Mae
5.000% due 09/20/2035	26,764	22,448
5.500% due 02/20/2033	1,857	1,844
5.750% due 09/20/2017 - 09/20/2026	654	660
6.000% due 08/20/2033	2,570	2,562
6.125% due 12/20/2017 - 11/20/2027	384	388
6.375% due 02/20/2017 - 05/20/2030	1,961	1,980
6.446% due 03/20/2031	1,455	1,469
6.500% due 03/20/2021 - 05/20/2032	452	456
7.000% due 03/16/2029	452	460

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,220	4,132

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,220

Small Business Administration
5.240% due 08/01/2023	5,708	5,737

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tennessee Valley Authority
5.375% due 04/01/2056	$18,000	$17,944

Total U.S. Government Agencies (Cost $750,304)		751,650

U.S. TREASURY OBLIGATIONS 15.4%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	13,958	13,334
2.375% due 01/15/2025	11,051	11,151

U.S. Treasury Bonds
4.500% due 02/15/2036	4,400	4,173
6.000% due 02/15/2026	60,500	68,535
8.875% due 02/15/2019	30,000	40,833

U.S. Treasury Notes
4.000% due 08/31/2009	34,000	34,034
4.250% due 08/15/2014	500	497

U.S. Treasury Strips
0.000% due 08/15/2019	5,000	2,811
0.000% due 05/15/2021	30,000	15,269
0.000% due 02/15/2032	22,500	6,981
0.000% due 08/15/2032	22,500	6,832
0.000% due 02/15/2033	38,400	11,384

Total U.S. Treasury Obligations (Cost $213,503)		215,834

MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	5,091

Banc of America Funding Corp.
4.614% due 02/20/2036	9,144	9,061

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,695	7,602
4.487% due 02/25/2034	1,530	1,511
4.750% due 10/25/2035	10,821	10,684
4.779% due 01/25/2034	573	578
5.302% due 02/25/2033	150	152
5.393% due 04/25/2033	609	607

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	1,760	1,758

Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	50	51

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,761	1,704
5.341% due 05/25/2035	1,721	1,711
5.500% due 10/25/2033	6,227	5,338

Countrywide Home Loan Mortgage Pass-Through Trust
5.421% due 04/25/2035	636	635
5.451% due 03/25/2035	3,066	3,010
5.471% due 06/25/2035	2,381	2,333
6.000% due 10/25/2034	4,996	4,338

CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	1,797	1,785
5.681% due 04/25/2033	45	45

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,157	1,155

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,578	1,563

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	383	374

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	1,543	1,519

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,071	1,061

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	2,591	2,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.592% due 01/19/2038	$1,179	$1,173
5.722% due 05/19/2035	1,394	1,366
5.742% due 03/19/2037	1,341	1,319

Impac CMB Trust
5.381% due 10/25/2035	9,568	9,377
5.749% due 09/25/2034	3,117	2,982

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	4,508	4,568

MASTR Asset Securitization Trust
5.500% due 09/25/2033	762	742

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	7,824	7,793

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	1,255	1,223
5.531% due 01/25/2033	239	238
5.531% due 03/25/2033	604	600
6.000% due 06/25/2036	5,080	5,119

Sequoia Mortgage Trust
5.846% due 07/20/2033	1,579	1,564

Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	4,585	4,421

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	420	417
5.341% due 04/25/2036	8,015	7,896
5.351% due 05/25/2036	408	399
5.922% due 10/19/2033	393	393

Structured Asset Securities Corp.
5.241% due 04/25/2036	1,600	1,581
7.188% due 01/25/2032	4	4

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	715	714

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	874	870

Washington Mutual, Inc.
5.361% due 04/25/2045	1,148	1,127
5.391% due 11/25/2045	101	99
5.421% due 10/25/2045	2,027	1,983
5.441% due 01/25/2045	2,285	2,245
5.671% due 12/25/2027	1,598	1,598
5.777% due 08/25/2046	1,010	1,009
5.793% due 12/25/2046	1,631	1,605
5.983% due 02/25/2046	2,841	2,760
5.983% due 08/25/2046	8,020	7,870
6.201% due 05/25/2041	303	302
6.383% due 06/25/2042	179	176
6.383% due 08/25/2042	91	91

Wells Fargo Mortgage-Backed Securities Trust
5.095% due 03/25/2036	7,422	7,337

Total Mortgage-Backed Securities (Cost $150,982)		149,199

ASSET-BACKED SECURITIES 6.7%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544

ACE Securities Corp.
5.181% due 07/25/2036	1,465	1,459
5.211% due 02/25/2036	360	359
5.211% due 10/25/2036	963	958

American Express Credit Account Master Trust
5.862% due 09/15/2010	1,100	1,100

Ameriquest Mortgage Securities, Inc.
5.271% due 03/25/2036	1,728	1,723

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	23	22

Argent Securities, Inc.
5.171% due 06/25/2036	332	331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.181% due 09/25/2036	$1,288	$1,282
5.181% due 10/25/2036	2,155	2,139

Asset-Backed Securities Corp. Home Equity
5.191% due 07/25/2036	770	767
5.241% due 05/25/2036	3,000	2,985

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034	527	526
5.401% due 09/25/2035	449	449
5.461% due 10/25/2032	330	323
5.631% due 11/25/2042	2,217	2,160

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	533	531
5.196% due 07/25/2036	187	187
5.825% due 10/25/2035	1,332	1,311

Chase Credit Card Master Trust
5.922% due 09/15/2011	3,900	3,899

Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	106	105

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	75	74

Citigroup Mortgage Loan Trust, Inc.
5.201% due 08/25/2036	555	553

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	2,073	2,063
5.181% due 01/25/2037	245	244
5.181% due 03/25/2037	3,119	3,105
5.241% due 10/25/2046	562	560
5.291% due 02/25/2036	632	629
5.291% due 11/25/2036	578	577
5.341% due 10/25/2035	249	248

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	453	450
5.221% due 12/25/2037	1,102	1,096

CS First Boston Mortgage Securities Corp.
5.381% due 01/25/2043	403	403

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	1,147	1,131
5.181% due 03/25/2037	4,112	4,087

First USA Credit Card Master Trust
5.774% due 04/18/2011	5,800	5,802

Fremont Home Loan Trust
5.191% due 01/25/2037	1,513	1,497

GSAMP Trust
5.251% due 12/25/2035	358	358

GSR Mortgage Loan Trust
5.231% due 11/25/2030	283	280

GSRPM Mortgage Loan Trust
5.251% due 03/25/2035	536	534

Home Equity Mortgage Trust
5.311% due 05/25/2036	13,361	12,840

Indymac Residential Asset-Backed Trust
5.281% due 03/25/2036	7,000	6,933

LA Arena Funding LLC
7.656% due 12/15/2026	86	87

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	1,321	1,313
5.191% due 05/25/2046	531	530

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	474	473
5.241% due 11/25/2035	561	560

See Accompanying Notes	Semiannual Report	September 30, 2007	133

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	$3,900	$3,901

Merrill Lynch Mortgage Investors, Inc.
5.191% due 03/25/2037	40	40

Morgan Stanley ABS Capital I
5.231% due 04/25/2036	2,000	1,978

Nelnet Student Loan Trust
5.182% due 09/25/2012	883	884

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	581	581

Residential Asset Securities Corp.
5.201% due 07/25/2036	1,607	1,601
5.201% due 11/25/2036	923	919

SACO I, Inc.
5.511% due 11/25/2035	2,654	2,569

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	474	471
5.191% due 11/25/2036	1,351	1,343
5.271% due 02/25/2036	4,047	4,035

Structured Asset Securities Corp.
5.181% due 10/25/2036	1,324	1,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	$1,580	$1,569

Total Asset-Backed Securities (Cost $96,724)		93,803

SHORT-TERM INSTRUMENTS 7.3%

COMMERCIAL PAPER 5.0%
Bank of America Corp.
5.250% due 10/02/2007	12,400	12,393

Freddie Mac
4.000% due 10/01/2007	11,000	11,000

General Electric Capital Corp.
5.250% due 10/16/2007	46,400	46,278

		69,671

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	4,594	4,594

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $4,687. Repurchase proceeds are $4,596.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.0%
3.745% due 11/29/2007 - 12/13/2007 (d)(f)(h)	$28,715	$28,408

Total Short-Term Instruments (Cost $102,790)		102,673

PURCHASED OPTIONS (j) 0.1%
(Cost $1,007)		1,800

Total Investments (g) 105.9% (Cost $1,490,661)		$1,487,830

Written Options (k) (0.1%) (Premiums $2,743)		(2,307)

Other Assets and Liabilities (Net) (5.8%)		(81,001)

Net Assets 100.0%		$1,404,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $20,530 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $11,650 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $5,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,597	$1,813
90-Day Eurodollar March Futures	Long	03/2008	3,263	5,634
U.S. Treasury 5-Year Note December Futures	Long	12/2007	260	10
U.S. Treasury 10-Year Note December Futures	Short	12/2007	554	(584)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	920	(584)

				$6,289

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4 .600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	$ 3,000	$3
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	4,000	(14)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	3,000	16
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	66
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	11
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	57
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	2,800	(4)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	2,900	18
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	53
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	2,350	7
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	6,000	(13)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	5,000	75
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	900	(1)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	1,500	9
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	5
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	3,000	54
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,400	73

							$502

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$59,400	$1,725
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	74,600	4,638
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	24,500	706
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	2,563
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	24,000	1,588
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	203,500	5,379
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	53,800	2,935
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	81,000	2,204

						$21,738

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	343	$130	$58
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	8
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	11
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$77

See Accompanying Notes	Semiannual Report	September 30, 2007	135

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$38,600	$195	$341
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	341
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	91,500	379	1,041

							$712	$1,723

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	428	$277	$152

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$39
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	55
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,700	196	269
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.550%	12/21/2007	7,600	191	244
Put - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.550%	12/21/2007	7,600	191	136
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	82
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	114
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	39
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,800	138	271
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	30,500	358	728
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	67
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	56

							$2,466	$2,155

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	10/01/2037	$36,120	$36,200	$36,171
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,336	4,292

				$40,536	$40,463

(2) Market value includes $41 of interest payable on short sales.

136	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$48,000	$48,006

Idearc, Inc.
7.200% due 11/17/2014	36,820	36,314

SLM Corp.
6.000% due 06/30/2008	21,200	21,130

Total Bank Loan Obligations (Cost $103,577)		105,450

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 17.6%
American Express Bank FSB
5.556% due 10/20/2009	23,800	23,682

American Express Centurion Bank
5.819% due 05/07/2008	21,000	20,967

American Express Credit Corp.
5.880% due 11/09/2009	32,600	32,443

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,657

ANZ National International Ltd.
5.396% due 08/07/2009	5,700	5,682

Bank of America Corp.
5.208% due 09/25/2009	61,900	61,717
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.704% due 06/12/2009	12,000	11,969

Bank of Ireland
5.608% due 12/19/2008	4,100	4,098

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	20,800	20,604
5.590% due 08/21/2009	9,200	8,980
5.630% due 05/18/2010	64,800	63,278
5.800% due 01/09/2008	1,300	1,298

Calabash Re II Ltd.
14.094% due 01/08/2010	6,500	6,724
15.294% due 01/08/2010	8,750	9,325
16.594% due 01/08/2010	4,500	4,696

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,796

CIT Group, Inc.
5.640% due 08/17/2009	27,200	25,989
5.704% due 05/23/2008	9,200	9,046
5.748% due 12/19/2008	31,200	30,216

Citigroup Funding, Inc.
5.136% due 04/23/2009	36,020	35,986
5.200% due 06/26/2009	14,400	14,386
5.714% due 12/08/2008	23,100	23,110

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,498
5.228% due 12/28/2009	22,100	22,026
5.409% due 05/02/2008	33,000	33,010
5.416% due 11/01/2007	3,600	3,600

Credit Agricole S.A.
5.505% due 05/28/2009	17,600	17,619
5.555% due 05/28/2010	24,400	24,434

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,913

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	6,889

Ford Motor Credit Co.
5.800% due 01/12/2009	11,200	10,821
7.250% due 10/25/2011	500	469
7.375% due 10/28/2009	13,000	12,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.400% due 01/05/2009	$24,400	$24,337
5.420% due 10/06/2010	12,200	12,061
5.430% due 01/20/2010	39,800	39,627
5.661% due 03/04/2008	2,400	2,399
5.696% due 01/15/2008	22,700	22,706
5.734% due 03/16/2009	10,000	9,985
5.734% due 03/12/2010	35,400	35,236

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,645
7.430% due 12/01/2021	110	111

GMAC LLC
6.000% due 12/15/2011	3,500	3,233

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	20,800	20,724
5.300% due 12/22/2008	36,400	36,300
5.300% due 06/23/2009	14,200	14,158
5.460% due 07/29/2008	21,600	21,574
5.470% due 11/10/2008	31,800	31,744
5.485% due 10/05/2007	3,000	3,000
5.690% due 07/23/2009	600	600

HSBC Bank USA N.A.
5.864% due 06/10/2009	9,200	9,160

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	22,411

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	1,046

HSBC Finance Corp.
5.400% due 10/04/2007	48,200	48,200
5.824% due 09/15/2008	16,600	16,594
8.000% due 07/15/2010	12,000	12,886

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	31,939

John Deere Capital Corp.
4.500% due 08/25/2008	900	894

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	29,970	29,764
5.450% due 04/03/2009	10,900	10,732
5.600% due 08/21/2009	43,100	42,085
5.630% due 11/10/2009	15,000	14,646
5.645% due 05/25/2010	1,400	1,366

Longpoint Re Ltd.
10.944% due 05/08/2010	8,500	8,715

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,432
5.560% due 07/25/2011	32,700	32,181
5.665% due 08/14/2009	23,000	22,853
5.701% due 12/04/2009	21,000	20,848

Morgan Stanley
5.189% due 11/21/2008	16,460	16,383
5.450% due 01/15/2010	30,900	30,523
5.470% due 02/09/2009	30,000	29,830
5.485% due 01/18/2008	14,500	14,489

Mystic Re Ltd.
11.841% due 12/05/2008	26,900	27,274
15.541% due 06/07/2011	8,500	8,832

National Australia Bank Ltd.
5.765% due 09/11/2009	23,500	23,559

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,117

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,535

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	6,400	6,417

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.681% due 03/03/2009	$22,000	$21,973
5.784% due 09/12/2008	10,000	9,999

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	2,800	2,897

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,068
9.118% due 03/31/2049	37,207	39,862

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	200
5.679% due 11/20/2008	4,700	4,694

SLM Corp.
5.500% due 07/27/2009	16,200	15,579

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,301

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,500	20,321

Wachovia Bank N.A.
5.250% due 03/23/2009	17,850	17,829
5.330% due 10/03/2008	21,300	21,264

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,894
5.671% due 12/01/2009	25,600	25,543

Westpac Banking Corp.
5.758% due 06/06/2008	13,300	13,290

		1,701,621

INDUSTRIALS 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,658

Cisco Systems, Inc.
5.575% due 02/20/2009	2,400	2,396

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.810% due 08/03/2009	23,000	22,820
6.053% due 03/13/2009	28,600	28,422

El Paso Corp.
7.625% due 09/01/2008	1,075	1,092

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,654

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,327

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,661

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815

Time Warner, Inc.
5.730% due 11/13/2009	17,400	17,204

Transocean, Inc.
5.869% due 09/05/2008	23,000	22,964

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	47,000	47,026

		188,118

UTILITIES 1.4%
AT&T, Inc.
5.460% due 02/05/2010	11,700	11,665

BellSouth Corp.
5.658% due 08/15/2008	38,950	38,921

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,839

See Accompanying Notes	Semiannual Report	September 30, 2007	137

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southern California Edison Co.
5.459% due 02/02/2009	$20,470	$20,431
5.778% due 12/13/2007	1,200	1,201

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	23,876

Telefonica Emisones SAU
5.888% due 06/19/2009	33,000	32,978

		133,911

Total Corporate Bonds & Notes (Cost $2,035,740)		2,023,650

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	28,000	27,632

Total Commodity Index-Linked Notes (Cost $28,000)		27,632

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
0.950% due 03/25/2009 (b)	364	2
4.000% due 05/01/2011	237	231
4.250% due 05/25/2033	10,191	9,887
4.279% due 04/01/2034	3,132	3,127
4.338% due 03/01/2035	8,911	9,084
4.500% due 06/01/2011 - 08/01/2035	5,037	4,985
4.517% due 09/01/2035	12,981	12,927
4.651% due 07/01/2035	13,236	13,129
4.658% due 07/01/2035	15,185	15,022
4.666% due 05/01/2035	11,202	11,094
4.678% due 01/01/2035	17,412	17,222
4.714% due 03/01/2035	2,009	2,027
4.745% due 03/01/2035	20,770	20,474
4.922% due 10/01/2035	8,316	8,263
5.000% due 12/01/2013 - 10/01/2037	1,250,121	1,228,578
5.029% due 06/01/2035	4,440	4,402
5.191% due 12/25/2036	11,863	11,758
5.474% due 09/01/2032	2,367	2,383
5.481% due 03/25/2044	991	983
5.500% due 10/01/2008 - 10/01/2037	311,669	306,999
5.530% due 06/01/2017	20	20
5.531% due 05/25/2031 - 06/25/2032	3,346	3,335
5.540% due 08/01/2017	7	7
5.543% due 07/01/2018 - 02/01/2028	152	153
5.544% due 12/01/2017	29	28
5.621% due 04/01/2018	1,117	1,128
5.623% due 11/01/2017	42	42
5.731% due 05/25/2030	796	798
5.756% due 04/25/2022	18	18
5.781% due 05/25/2030	796	796
6.000% due 03/01/2009 - 10/01/2037	85,450	86,522
6.205% due 07/01/2042 - 07/01/2044	18,942	19,024
6.250% due 01/01/2021	36	35
6.255% due 09/01/2041	25,052	25,034
6.269% due 08/01/2029	1,032	1,059
6.273% due 07/25/2017	564	573
6.405% due 10/01/2030 - 11/01/2039	2,269	2,278
6.500% due 03/25/2009 (b)	85	3
6.500% due 07/01/2031 - 12/25/2042	128,233	131,400
6.573% due 11/01/2017	68	68
6.670% due 11/01/2018	5	5
6.744% due 07/01/2017	60	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2008 - 01/01/2032	$2,471	$2,482
7.175% due 06/01/2022	8	8
7.184% due 11/01/2027	123	123
7.200% due 01/01/2024	11	11
7.271% due 04/01/2024	239	242
7.280% due 01/01/2024	316	320
7.411% due 02/01/2028	335	337
7.446% due 07/01/2023	93	94
7.500% due 02/01/2013	4	4
7.552% due 10/01/2024	252	255
8.000% due 02/01/2030 - 11/01/2031	3,574	3,768
8.500% due 02/01/2017 - 04/01/2025	165	177
8.800% due 01/25/2019	108	117
9.000% due 03/25/2021 - 01/01/2025	386	424
9.250% due 10/25/2018	7	7
9.500% due 03/25/2020 - 11/01/2025	850	937
10.000% due 10/01/2009 - 05/01/2022	53	55
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	5	5
11.250% due 10/01/2015	8	8
11.500% due 11/01/2019 - 02/01/2020	7	7
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	2	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	3
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,103	5,154

Freddie Mac
3.000% due 02/15/2023	890	887
4.000% due 09/15/2015	231	228
4.000% due 01/15/2024 (b)	4,100	523
4.457% due 03/01/2035	6,280	6,093
4.500% due 02/15/2015 - 06/01/2018	54,674	54,071
4.601% due 04/01/2035	13,511	13,089
4.630% due 04/01/2035	10,219	9,951
4.705% due 06/01/2035	57,718	57,121
4.710% due 08/01/2035	96,459	95,378
4.729% due 03/01/2035	10,912	10,737
4.770% due 08/01/2035	23,542	23,638
4.883% due 04/01/2035	2,751	2,698
4.910% due 07/01/2035	25,238	25,089
4.960% due 03/01/2035	2,596	2,557
5.000% due 04/01/2013 - 07/15/2024	80,055	80,000
5.063% due 04/01/2035	4,952	4,928
5.391% due 08/25/2031	5,009	5,033
5.411% due 09/25/2031	8,562	8,564
5.500% due 02/15/2014 - 07/15/2034	26,515	26,598
5.719% due 08/15/2032	907	903
5.902% due 07/15/2019 - 10/15/2020	340,322	339,309
5.982% due 02/15/2019	118,826	118,520
6.000% due 03/01/2011 - 08/01/2037	57,584	57,873
6.052% due 05/15/2036	17,811	17,831
6.102% due 12/15/2030	15,476	15,491
6.152% due 06/15/2018	5,104	5,115
6.202% due 11/15/2030	12	12
6.405% due 07/25/2044	986	985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.484% due 02/01/2020	$341	$344
6.500% due 01/01/2017 - 07/25/2043	67,348	69,334
6.700% due 10/15/2020	67	67
6.750% due 03/15/2021	38	38
7.000% due 01/01/2030 - 04/01/2032	86	89
7.124% due 10/01/2027	35	36
7.149% due 11/01/2022	290	295
7.156% due 07/01/2018	58	59
7.238% due 06/01/2024	77	79
7.240% due 01/01/2024	199	202
7.250% due 02/01/2023	1	1
7.294% due 12/01/2022	54	55
7.302% due 09/01/2023	27	27
7.335% due 03/01/2024	1	1
7.393% due 11/01/2023	47	47
7.396% due 10/01/2023	135	136
7.485% due 01/01/2024	130	132
7.500% due 07/15/2030	672	674
8.000% due 01/01/2012 - 12/01/2024	445	466
8.500% due 06/01/2009 - 11/01/2025	929	997
9.000% due 12/15/2020 - 08/01/2022	355	369
9.500% due 03/01/2010 - 09/01/2021	120	127
9.750% due 11/01/2008	13	13
10.000% due 03/01/2016 - 05/15/2020	56	60
10.500% due 10/01/2010 - 02/01/2016	2	2
10.750% due 09/01/2009 - 08/01/2011	12	12
11.500% due 10/01/2015 - 01/01/2016	3	3
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	53	53
5.500% due 07/20/2030	24	24
5.750% due 08/20/2022 - 07/20/2027	4,661	4,705
6.000% due 01/15/2029 - 06/15/2037	7,504	7,564
6.125% due 10/20/2023 - 12/20/2027	3,411	3,442
6.302% due 12/16/2025	171	172
6.375% due 04/20/2016 - 05/20/2030	7,784	7,868
6.500% due 03/20/2019 - 05/15/2034	341	345
7.000% due 03/15/2011 - 10/15/2011	18	19
7.500% due 03/15/2022 - 09/15/2031	295	309
8.000% due 05/15/2016 - 06/20/2031	2,642	2,794
8.500% due 12/15/2021 - 08/15/2030	72	78
9.000% due 03/15/2017 - 11/15/2030	288	313
9.500% due 10/15/2016 - 06/15/2025	27	30
9.750% due 08/15/2017	21	24
10.000% due 10/15/2013 - 11/15/2020	6	7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
12.000% due 06/20/2015	$1	$1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/10/2010	164	170

Vendee Mortgage Trust
6.500% due 05/15/2029	44,507	46,441

Total U.S. Government Agencies (Cost $3,131,194)		3,100,804

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	204,781	206,173

Total U.S. Treasury Obligations (Cost $206,707)		206,173

MORTGAGE-BACKED SECURITIES 17.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	54,788	53,451
4.390% due 02/25/2045	15,992	15,809
4.440% due 02/25/2045	53,342	51,580

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	10,405	10,401

Banc of America Funding Corp.
4.112% due 05/25/2035	269,992	265,113

Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	659	661
6.500% due 10/25/2031	8,995	9,109

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	60,004	58,910
4.750% due 10/25/2035	175,662	173,275
4.779% due 01/25/2034	16,814	16,964
5.035% due 04/25/2033	10,532	10,483
5.302% due 02/25/2033	2,748	2,796
5.435% due 04/25/2033	25,742	25,649
5.605% due 02/25/2033	2,211	2,203
6.282% due 11/25/2030	169	169

Bear Stearns Alt-A Trust
5.234% due 03/25/2035	33,503	33,799
5.374% due 05/25/2035	35,466	35,538
5.507% due 09/25/2035	8,390	8,381

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	35,735	35,598

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	19,122	19,046
5.700% due 01/25/2037	2,313	2,297

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	14,086	13,630
5.411% due 02/25/2037	14,554	14,135
6.500% due 06/25/2033	3,034	3,044

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	32,842	32,517
4.796% due 11/25/2034	18,127	17,921
5.250% due 02/20/2036	30,846	30,957
5.421% due 04/25/2035	5,316	5,212

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	15,943	15,905
5.953% due 03/25/2032	3,910	3,899
6.890% due 06/25/2032	127	127

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	12,410	12,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$82	$87

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	187	193

Drexel Burnham Lambert CMO Trust
5.878% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034	20,843	20,685

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	10,583	10,509

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	21,264	21,127
5.211% due 01/25/2047	21,035	20,555

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11,137	11,038

GSR Mortgage Loan Trust
4.540% due 09/25/2035	101,326	100,359
4.551% due 09/25/2035	14,254	14,176
6.000% due 03/25/2032	1,290	1,275

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	15,180	15,102

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	11,662	11,650

Imperial Savings Association
7.093% due 02/25/2018	67	67

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	13,042	12,972

JPMorgan Mortgage Trust
5.023% due 02/25/2035	24,757	23,996

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	20,448	20,442

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	5,047	5,045

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	28,989	28,511

MASTR Asset Securitization Trust
5.500% due 09/25/2033	26,551	25,865

Mellon Residential Funding Corp.
5.851% due 06/15/2030	23,713	23,396

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	24,254	24,276
4.487% due 02/25/2035	33,679	33,287
5.341% due 02/25/2036	16,148	16,019

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	15,990	15,570
5.381% due 11/25/2035	3,664	3,640

Morgan Stanley Capital I
5.812% due 10/15/2020	10,040	9,996

Nationslink Funding Corp.
6.170% due 11/10/2030	178	178

Prime Mortgage Trust
5.531% due 02/25/2019	1,553	1,552
5.531% due 02/25/2034	7,455	7,368

Prudential-Bache CMO Trust
8.400% due 03/20/2021	241	240

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,126	2,100

Resecuritization Mortgage Trust
5.379% due 04/26/2021	37	37

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sears Mortgage Securities
12.000% due 02/25/2014	$9	$9

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	7,522	7,322
5.752% due 07/19/2035	7,909	7,682
5.832% due 09/19/2032	7,911	7,902
9.482% due 06/25/2029	677	729

Structured Asset Securities Corp.
6.150% due 07/25/2032	231	230
7.188% due 01/25/2032	173	173

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	18,050	17,835

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	35,436	35,409
5.842% due 09/15/2021	17,325	17,262

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	246	246
6.940% due 02/25/2033	461	461

Washington Mutual, Inc.
4.229% due 03/25/2034	6,717	6,677
5.421% due 10/25/2045	7,217	7,060
5.441% due 01/25/2045	514	505
5.527% due 02/27/2034	12,704	12,640
5.713% due 01/25/2047	11,163	11,037
5.793% due 12/25/2046	51,374	50,546
6.183% due 11/25/2042	3,458	3,471
6.383% due 06/25/2042	6,611	6,511
6.383% due 08/25/2042	4,473	4,495
6.483% due 09/25/2046	19,012	18,895

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	34,882	34,483
5.386% due 08/25/2035	8,550	8,404

Total Mortgage-Backed Securities (Cost $1,731,636)		1,722,306

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
5.181% due 12/25/2036	7,081	7,033

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	744	723

Argent Securities, Inc.
5.181% due 09/25/2036	8,077	8,038

Asset-Backed Funding Certificates
5.191% due 01/25/2037	12,636	12,567

Asset-Backed Securities Corp. Home Equity
6.272% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	8,802	8,760
5.331% due 09/25/2034	2,446	2,441
5.581% due 03/25/2043	6,482	6,436
6.502% due 10/25/2037	36,769	36,643

Carrington Mortgage Loan Trust
5.825% due 10/25/2035	26,246	25,833

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 11/25/2031	1,778	1,769

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	1,526	1,492

Community Program Loan Trust
4.500% due 10/01/2018	4,872	4,826

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	13,584	13,509
5.181% due 12/25/2046	6,942	6,912
5.181% due 03/25/2047	17,192	17,098

See Accompanying Notes	Semiannual Report	September 30, 2007	139

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	$3,929	$3,906

Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	10,955	10,699

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	42,242	41,640
5.181% due 12/25/2036	4,122	4,093

Fremont Home Loan Trust
5.191% due 01/25/2037	12,255	12,123
5.231% due 05/25/2036	17,018	16,912

GSAMP Trust
5.201% due 12/25/2036	20,021	19,797

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	19,217	18,763
5.846% due 09/20/2033	7,990	7,885

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	10,967	10,868

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	12,323	12,238

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	8,714	8,653

Lehman XS Trust
5.201% due 05/25/2046	6,627	6,612

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	6,415	6,398
5.411% due 10/25/2034	630	615

MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	11,749	11,664

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	24,200	24,212

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	8,275	8,217
5.171% due 01/25/2037	16,739	16,607
5.181% due 10/25/2036	7,614	7,570

Nelnet Student Loan Trust
5.182% due 09/25/2012	7,026	7,033

Option One Mortgage Loan Trust
5.181% due 01/25/2037	19,342	19,246

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	192	191

Residential Asset Securities Corp.
5.171% due 08/25/2036	9,975	9,947
5.201% due 11/25/2036	20,089	19,935
5.591% due 06/25/2031	4	4

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	28,380	28,160

Specialty Underwriting & Residential Finance
5.191% due 01/25/2038	10,671	10,601

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	860
5.181% due 10/25/2036	20,065	19,865
5.421% due 01/25/2033	754	729

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	12,835	12,761
5.251% due 12/25/2035	15,424	15,324

WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	265	264

Total Asset-Backed Securities (Cost $552,456)		548,479

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012	2,200	2,191

Total Sovereign Issues (Cost $2,200)		2,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	$11,236

Total Foreign Currency-Denominated Issues (Cost $10,928)			11,236

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.448% due 12/31/2049		10,229	109,898

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,311

Total Preferred Stocks (Cost $113,682)			111,209

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$13,900	13,906

Bank of Ireland
5.400% due 01/15/2010		5,000	5,007

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,713

Dexia S.A.
5.270% due 09/29/2008		21,800	21,807

Fortis Bank NY
5.265% due 04/28/2008		7,400	7,403
5.265% due 06/30/2008		15,400	15,406

HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,432

Nordea Bank Finland PLC
5.308% due 05/28/2008		16,800	16,799
5.308% due 04/09/2009		42,600	42,543

Skandinav Enskilda BK
5.700% due 02/04/2008		61,200	61,198

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		11,000	10,986

			255,200

COMMERCIAL PAPER 11.9%
ANZ National International Ltd.
5.085% due 01/02/2008		50,700	50,010

Bank of America Corp.
4.950% due 01/24/2008		10,400	10,227
5.015% due 12/19/2007		50,800	50,210

Bank of Ireland
5.285% due 11/09/2007		50,000	49,714

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		121,600	119,562
5.375% due 12/18/2007		27,500	27,185

Dexia Delaware LLC
5.220% due 10/12/2007		10,000	9,984

Freddie Mac
4.000% due 10/01/2007		471,800	471,800
5.145% due 11/05/2007		10,500	10,453

General Electric Capital Corp.
5.250% due 10/16/2007		67,000	66,854

HBOS Treasury Services PLC
5.245% due 10/23/2007		300	299
5.250% due 10/11/2007		4,600	4,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ING U.S. Funding LLC
5.230% due 11/05/2007	$2,500	$2,487

Rabobank USA Financial Corp.
4.925% due 10/19/2007	21,800	21,746
5.115% due 10/19/2007	38,400	38,302

Royal Bank of Scotland Group PLC
5.000% due 11/19/2007	4,500	4,469

Societe Generale NY
5.240% due 10/17/2007	900	898
5.240% due 10/23/2007	4,000	3,987

Svenska Handelsbanken AB
5.235% due 10/18/2007	6,000	5,985
5.240% due 10/22/2007	38,400	38,283
5.255% due 11/05/2007	50,000	49,745

Swedbank AB
5.235% due 10/19/2007	70,600	70,415

UBS Finance Delaware LLC
4.850% due 10/22/2007	1,800	1,795
4.875% due 11/07/2007	4,600	4,577
5.240% due 10/22/2007	3,700	3,689

Unicredito Italiano SpA
5.125% due 01/22/2008	20,000	19,673

Westpac Banking Corp.
5.165% due 10/15/2007	15,000	14,970

		1,151,912

REPURCHASE AGREEMENTS 4.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	7,818	7,818
(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $7,979. Repurchase proceeds are $7,821.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	1,600	1,600
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,636. Repurchase proceeds are $1,601.)

UBS Securities LLC
3.800% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2011 - 02/15/2012 valued at $203,859. Repurchase proceeds are $200,063.)
3.900% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2010 - 08/15/2017 valued at $203,803. Repurchase proceeds are $200,065.)

		409,418

U.S. TREASURY BILLS 0.7%
3.835% due 11/29/2007 - 12/13/2007 (c)(e)(g)	64,970	64,285

Total Short-Term Instruments (Cost $1,881,058)		1,880,815

PURCHASED OPTIONS (i) 0.3%
(Cost $19,372)		33,336

Total Investments (f) 100.8% (Cost $9,816,550)		$9,773,281

Written Options (j) (0.2%) (Premiums $17,949)		(23,644)

Other Assets and Liabilities (Net) (0.6%)		(57,625)

Net Assets 100.0%		$9,692,012

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $7,919 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $161,491 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,739 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	17,505	$30,321
90-Day Eurodollar June Futures	Long	06/2008	20,318	20,680
90-Day Eurodollar June Futures	Long	06/2009	45	92
90-Day Eurodollar March Futures	Long	03/2008	10,801	7,332
90-Day Eurodollar March Futures	Long	03/2009	5,651	1,100
90-Day Eurodollar September Futures	Long	09/2008	11,940	26,427
90-Day Euroyen December Futures	Long	12/2007	1,779	349
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	5,862	(903)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	295	310
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	871	1,548
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,358	3,373
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	485	745
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,261	613
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,210	1,704
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,375	4,833

				$98,524

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$84,200	$135
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	8,000	8
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	43,300	(58)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	43,300	(144)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	1,300	89
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,000	24
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	13,000	167
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,500	59
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	10,000	175
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	25,000	448
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	38,800	(367)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	9,000	(77)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	10,400	(78)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	2,800	11
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	2,800	47
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	1,800	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,800	41
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	2,200	139
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	5,500	(21)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	22,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	4,500	(5)

See Accompanying Notes	Semiannual Report	September 30, 2007	141

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	$4,300	$(17)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	4,300	3
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	6,000	(3)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	43,300	(226)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	7,500	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	10,000	24
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	1,000	67
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	7,500	(16)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	10,000	22
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	2,000	31
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	8,300	455
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	5,000	85
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	68
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	(13)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	5
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	5,500	20
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	1,900	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	3,900	53
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	1,700	27
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	2,000	124
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	184
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	20,000	(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	6,000	(10)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	(24)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	3,000	42
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	4,700	78
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	1,800	32
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	3,600	(11)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	43,300	(159)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	6,000	(21)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	23

						$1,500

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BR	L 49,200	$(77)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	(28)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	239
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	209
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(27)

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EUR23,900	$442
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		53,300	390
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(86)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(51)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(199)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(214)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(50)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(55)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	206
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	184
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	39
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(43)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	97
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	1,532
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		17,300	446
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		2,200	(163)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,551)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	16
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(146)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$3,300	(147)

							$(2,032)

(i)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$647,000	$3,065	$5,711
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	3,704
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	811
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	8,656
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	903,500	5,211	7,132
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	330,000	949	3,754
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	74,000	648	995

							$17,023	$30,763

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$28,000	$1,174	$1,284
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	1,289

					$2,349	$2,573

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,682	$750	$631
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,086	296	237

				$1,046	$868

See Accompanying Notes	Semiannual Report	September 30, 2007	143

Schedule of Investments Low Duration Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$281,000	$3,091	$4,528
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	204,000	2,489	2,635
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	370,000	4,440	6,077
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	148,600	1,980	1,919
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	246,000	3,026	3,452
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	110,000	927	2,625
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	32,000	611	897

							$16,903	$22,776

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2022	$435,000	$426,689	$426,368
Fannie Mae	5.500%	10/01/2037	24,000	23,527	23,509
Freddie Mac	6.000%	10/01/2037	40,000	40,078	40,043
U.S. Treasury Notes	4.625%	02/15/2017	35,200	35,257	35,705

				$525,551	$525,625

(2) Market value includes $332 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	46,664	10/2007	$2,567	$0	$2,567
Sell		495	10/2007	0	(33)	(33)
Buy	BRL	271,091	10/2007	13,817	0	13,817
Sell		271,091	10/2007	0	(5,853)	(5,853)
Buy		271,091	11/2007	5,775	0	5,775
Buy		181,937	03/2008	10,823	0	10,823
Buy	CAD	43,703	11/2007	845	0	845
Buy	CLP	2,743,870	03/2008	156	0	156
Buy	CNY	167,993	11/2007	276	0	276
Sell		167,993	11/2007	2	(131)	(129)
Buy		101,102	01/2008	10	(1)	9
Sell		101,102	01/2008	0	(107)	(107)
Buy	EUR	137,287	10/2007	8,797	0	8,797
Sell	GBP	41,600	11/2007	0	(1,330)	(1,330)
Buy	INR	583,559	10/2007	455	0	455
Sell		583,559	10/2007	0	(594)	(594)
Buy		882,114	05/2008	1,074	0	1,074
Buy	JPY	9,082,278	10/2007	1,474	0	1,474
Sell		11,151,411	10/2007	263	(3)	260
Buy	KRW	18,846,625	01/2008	0	(26)	(26)
Buy		20,762,592	05/2008	342	0	342
Buy		14,204,295	08/2008	254	0	254
Buy	MXN	410,463	03/2008	203	(251)	(48)
Buy		65,132	07/2008	25	0	25
Buy	MYR	55,663	05/2008	39	(67)	(28)
Buy	NZD	5,569	10/2007	355	0	355
Buy	PHP	161,107	05/2008	50	0	50
Buy	PLN	17,703	03/2008	574	0	574
Buy		90,015	07/2008	1,025	0	1,025
Buy	RUB	344,278	11/2007	741	0	741
Buy		996,132	12/2007	1,916	0	1,916
Buy		904,784	01/2008	1,055	0	1,055
Buy		299,278	07/2008	136	0	136
Sell		149,639	07/2008	0	(102)	(102)
Buy	SEK	55,848	12/2007	574	0	574
Buy	SGD	59,002	10/2007	1,075	0	1,075
Sell		56,882	10/2007	0	(794)	(794)
Buy		12,750	02/2008	103	0	103
Buy		62,055	05/2008	871	0	871
Buy	ZAR	1,509	07/2008	9	0	9

				$55,681	$(9,292)	$46,389

144	PIMCO Funds	See Accompanying Notes

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 5.3%
American Honda Finance Corp.
5.470% due 10/22/2007	$3,300	$3,300

Bear Stearns Cos., Inc.
5.852% due 01/15/2008	3,200	3,201

CIT Group, Inc.
5.734% due 11/23/2007	2,500	2,501

John Deere Capital Corp.
5.382% due 09/25/2008	3,800	3,800

Morgan Stanley
5.485% due 11/09/2007	3,500	3,501

Wachovia Bank N.A.
5.119% due 11/30/2007	3,000	3,000

World Savings Bank FSB
5.360% due 10/19/2007	1,200	1,200

		20,503

INDUSTRIALS 1.0%
International Business Machines Corp.
5.680% due 09/02/2008	3,800	3,799

Total Corporate Bonds & Notes (Cost $24,302)		24,302

SHORT-TERM INSTRUMENTS 94.1%

CERTIFICATES OF DEPOSIT 8.6%
ABN AMRO N.A. Finance
5.405% due 07/11/2008	8,100	8,100

Barclays Bank PLC
5.714% due 03/17/2008	2,000	2,000

Dexia Credit Local S.A.
5.089% due 01/25/2008	13,000	13,000

Royal Bank of Canada
5.698% due 04/16/2008	3,500	3,500

Royal Bank of Scotland Group PLC
5.074% due 03/26/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.700% due 02/04/2008	$5,500	$5,496

		33,296

COMMERCIAL PAPER 85.4%
ANZ National International Ltd.
5.600% due 12/13/2007	8,000	7,909

ASB Finance Ltd.
5.280% due 01/22/2008	5,000	4,917
5.490% due 01/22/2008	14,000	13,759

Bank of Ireland
5.285% due 11/09/2007	16,000	15,908

Calyon N.A. LLC
5.090% due 11/02/2007	5,300	5,276

Danske Corp.
5.165% due 10/12/2007	2,800	2,796

DnB NORBank ASA
5.170% due 10/12/2007	11,700	11,682

Export Development Corp.
5.190% due 12/27/2007	9,500	9,381

Fannie Mae
5.126% due 10/03/2007	100	100

Freddie Mac
4.000% due 10/01/2007	55,900	55,900
5.065% due 01/11/2008	12,500	12,321

General Electric Capital Corp.
5.155% due 02/29/2008	10,000	9,784

HBOS Treasury Services PLC
5.155% due 11/13/2007	9,100	9,044
5.540% due 12/13/2007	10,500	10,382

ING U.S. Funding LLC
5.245% due 11/05/2007	17,000	16,913

Nordea N.A., Inc.
5.280% due 11/09/2007	16,000	15,908
5.380% due 11/20/2007	4,000	3,970

Oesterreichische
4.800% due 10/12/2007	18,100	18,073

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.000% due 10/01/2007	$18,600	$18,600

Royal Bank of Scotland Group PLC
5.550% due 12/10/2007	14,000	13,849

Svenska Handelsbanken AB
5.245% due 11/06/2007	17,000	16,911

UBS Finance Delaware LLC
5.375% due 02/13/2008	18,000	17,637

Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,823
5.600% due 12/14/2007	9,000	8,896

Westpac Banking Corp.
5.245% due 10/25/2007	6,500	6,477

Westpac Trust Securities NZ Ltd.
5.210% due 10/19/2007	2,000	1,995
5.470% due 10/09/2007	10,000	9,988
5.610% due 12/11/2007	1,000	989

		330,188

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	343	343

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $351. Repurchase proceeds are $343.)

Total Short-Term Instruments (Cost $363,827)		363,827

Total Investments 100.4% (Cost $388,129)		$388,129

Other Assets and Liabilities (Net) (0.4%)		(1,546)

Net Assets 100.0%		$386,583

See Accompanying Notes	Semiannual Report	September 30, 2007	145

Schedule of Investments  Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.9%
SLM Corp.
3.625% due 03/17/2008	$5,000	$4,945

Total Corporate Bonds & Notes (Cost $4,942)		4,945

U.S. GOVERNMENT AGENCIES 133.7%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	144	130
4.500% due 02/01/2020 - 08/01/2020	31,711	30,560
5.000% due 06/01/2018 - 10/01/2037	99,291	96,101
5.000% due 11/01/2018 - 01/01/2037 (e)	44,647	43,048
5.177% due 10/25/2008	17	17
5.481% due 11/25/2032	92	92
5.500% due 01/01/2021 - 10/01/2037	128,734	126,794
5.500% due 11/01/2032 - 05/01/2035 (e)	57,692	56,645
5.631% due 03/25/2032 - 07/25/2034	5,107	5,096
5.937% due 11/01/2018	5	5
6.000% due 10/01/2032 - 10/01/2037	45,309	45,382
6.000% due 09/01/2036 (e)	6,698	6,710
6.014% due 04/18/2028	8	8
6.156% due 04/25/2023	4	4
6.205% due 08/01/2042 - 10/01/2044	2,100	2,128
6.225% due 05/01/2023	29	30
6.248% due 10/01/2036	3,713	3,781
6.280% due 07/01/2011	2,143	2,159
6.500% due 09/25/2023 - 04/01/2037	13,426	13,693
6.514% due 12/01/2034	1,059	1,067
6.520% due 05/01/2033	637	639
7.000% due 09/25/2023 - 11/01/2037	7,003	7,222
7.303% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	188	197
7.750% due 08/25/2022	34	36

Federal Housing Administration
5.022% due 10/25/2022	439	444
7.430% due 06/01/2019	269	271

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	33	32
5.000% due 04/01/2037 - 10/01/2037	38,989	37,193
5.500% due 12/01/2017 - 09/01/2037	42,773	41,980
5.500% due 05/01/2037 (e)	24,745	24,234
5.549% due 02/01/2018	78	78
6.000% due 10/01/2036 - 09/01/2037	80,996	81,108
6.000% due 08/01/2037 - 09/01/2037 (e)	56,994	57,071
6.004% due 11/01/2028	8	9
6.205% due 10/25/2044 - 02/25/2045	4,975	4,970
6.210% due 08/01/2025	13	13
6.409% due 07/01/2030	43	43
6.500% due 12/15/2023 - 10/01/2036	10,239	10,428
7.439% due 05/01/2032	24	24
8.000% due 06/15/2026	26	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.500% due 08/20/2033	$1,209	$1,130
5.500% due 08/15/2033 - 10/01/2037	29,382	28,996
5.750% due 07/20/2022 - 08/20/2026	58	59
5.952% due 02/16/2032	322	322
6.000% due 08/15/2036 - 10/01/2037	20,782	20,919
6.002% due 08/16/2032	1,465	1,466
6.125% due 12/20/2021 - 11/20/2023	24	25
6.375% due 02/20/2017 - 03/20/2027	44	44
6.500% due 03/20/2016 - 05/15/2037	7,180	7,340
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $761,668)		759,794

MORTGAGE-BACKED SECURITIES 9.7%
Banc of America Structural Security Trust
6.324% due 10/11/2033	872	870

Banktrust Mortgage Trust
5.700% due 12/01/2023	104	104

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	4,920	4,886

CC Mortgage Funding Corp.
5.261% due 05/25/2048	2,546	2,484
5.411% due 01/25/2035	186	184

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,571	1,561

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	3,171	3,135
5.000% due 08/25/2033	414	413
5.421% due 04/25/2035	1,082	1,081
5.451% due 03/25/2035	2,771	2,716
6.168% due 04/25/2035	1,897	1,920

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	59	59

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	4,483	4,460

Harborview Mortgage Loan Trust
5.722% due 05/19/2047	3,209	3,152
5.812% due 11/19/2035	2,226	2,187

Indymac Index Mortgage Loan Trust
5.371% due 04/25/2035	2,621	2,548
5.451% due 02/25/2035	1,968	1,902

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	940	933

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,594	3,500
6.132% due 03/15/2025	37	35

Morgan Stanley Capital I
5.500% due 04/25/2017	34	34

Prime Mortgage Trust
5.000% due 02/25/2019	548	538

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	598	625

Sequoia Mortgage Trust
5.846% due 07/20/2033	316	313
5.852% due 10/19/2026	454	449
5.876% due 10/20/2027	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	$3,720	$3,586
6.531% due 05/25/2035	2,510	2,500

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,184	2,176

Washington Mutual, Inc.
5.401% due 12/25/2045	2,731	2,693
5.671% due 12/25/2027	2,486	2,486
5.983% due 02/25/2046	1,550	1,505

Total Mortgage-Backed Securities (Cost $55,847)		55,337

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp.
5.181% due 06/25/2036	1,071	1,067

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	25	25
5.481% due 10/25/2031	25	25

Bear Stearns Asset-Backed Securities, Inc.
5.401% due 09/25/2035	382	382

Centex Home Equity
5.431% due 01/25/2032	35	34

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	60	59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,976	1,640

Credit-Based Asset Servicing & Securitization LLC
5.311% due 01/25/2035	141	140

EMC Mortgage Loan Trust
5.881% due 08/25/2040	312	312

GSR Mortgage Loan Trust
5.231% due 11/25/2030	634	629

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	1,809	1,786

Home Equity Asset Trust
5.731% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036	84	84

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	993	990

Quest Trust
5.691% due 06/25/2034	20	20

Renaissance Home Equity Loan Trust
5.511% due 12/25/2032	68	66
5.571% due 08/25/2033	352	340

Residential Funding Mortgage Securities II, Inc.
5.231% due 02/25/2036	2,745	2,733

Soundview Home Equity Loan Trust
5.211% due 06/25/2037	3,373	3,349

Specialty Underwriting & Residential Finance
5.471% due 01/25/2034	35	33

Structured Asset Securities Corp.
5.421% due 01/25/2033	43	42

Wells Fargo Home Equity Trust
5.371% due 10/25/2035	1,909	1,902
5.381% due 12/25/2035	4,000	3,863

Total Asset-Backed Securities (Cost $19,782)		19,523

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

COMMERCIAL PAPER 3.4%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	$15,600	$15,600

UBS Finance Delaware LLC
4.750% due 10/01/2007	3,800	3,800

		19,400

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,936	2,936

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $2,995. Repurchase proceeds are $2,937.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.3%
3.706% due 11/29/2007 - 12/13/2007 (b)(c)(f)	$7,150	$7,074

Total Short-Term Instruments (Cost $29,432)		29,410

Total Investments (d) 152.9% (Cost $871,671)		$869,009

Other Assets and Liabilities (Net) (52.9%)		(300,625)

Net Assets 100.0%		$568,384

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,183 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $8,514 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $132,330 at a weighted average interest rate of 5.430%. On September 30, 2007, securities valued at $187,709 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $891 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	814	$1,514

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$1,165
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	1,960	1,291
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	1,915
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,188

							$6,680

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$6,000	$(400)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	(1,019)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	1,105
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	4,500	(272)

							$(586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	147

Schedule of Investments Mortgage-Backed Securities Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$13,400	$(247)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,100	(53)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	23,700	710
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	12,100	(44)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $118	07/01/2011	3,000	(110)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	32,000	(1,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	16,500	(565)

						$(1,686)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	09/18/2027	3,000,000	$956

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.500%	10/01/2022	$4,000	$3,852	$3,852
Fannie Mae	5.000%	10/01/2022	10,500	10,297	10,292
Freddie Mac	5.500%	10/01/2037	10,000	9,806	9,792
Freddie Mac	6.000%	10/01/2037	100,000	100,633	100,109
U.S. Treasury Notes	4.500%	05/15/2017	8,878	8,744	8,993

				$133,332	$133,038

(2) Market value includes $162 of interest payable on short sales.

148	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$15,900	$15,902

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Kinder Morgan, Inc.
7.070% due 05/24/2014	8,591	8,441
7.240% due 05/24/2014	136	134

MGM Mirage
6.495% due 10/03/2011	2,700	2,611
6.505% due 10/03/2011	3,600	3,481
8.375% due 10/03/2011	2,700	2,612

SLM Corp.
6.000% due 06/30/2008	24,000	23,921

Total Bank Loan Obligations (Cost $59,126)		59,546

CORPORATE BONDS & NOTES 25.7%

BANKING & FINANCE 16.3%
American Express Bank FSB
5.196% due 06/22/2009	3,000	2,989
5.826% due 06/12/2009	12,700	12,649

American Express Credit Corp.
5.780% due 03/02/2009	900	898

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,098

American International Group, Inc.
5.210% due 06/23/2008	6,300	6,302
5.400% due 01/29/2010	26,800	26,946

Bank of America N.A.
5.704% due 06/12/2009	12,700	12,668

Bank of Ireland
5.608% due 12/19/2008	12,800	12,794
5.696% due 12/18/2009	5,200	5,186

Bank of Scotland PLC
5.995% due 11/22/2012	2,000	2,004

Bear Stearns Cos., Inc.
5.584% due 02/23/2010	17,200	16,817
5.630% due 07/16/2009	12,300	12,201
6.950% due 08/10/2012	10,000	10,437

Calabash Re II Ltd.
16.594% due 01/08/2010	2,300	2,400

CIT Group, Inc.
5.510% due 01/30/2009	19,100	18,429
5.734% due 11/23/2007	75	75

Citigroup, Inc.
5.240% due 12/26/2008	9,700	9,697
5.400% due 01/30/2009	21,000	20,991
5.409% due 05/02/2008	5,300	5,302

Credit Agricole S.A.
5.505% due 05/28/2009	14,300	14,315

Danske Bank A/S
5.466% due 08/19/2008	19,200	19,202

East Lane Re Ltd.
12.356% due 05/06/2011	1,700	1,708

Ford Motor Credit Co.
5.625% due 10/01/2008	3,200	3,127
7.250% due 10/25/2011	3,050	2,861
7.800% due 06/01/2012	250	238

General Electric Capital Corp.
5.420% due 10/06/2010	13,800	13,643
5.440% due 05/10/2010	16,500	16,420
5.628% due 08/15/2011	1,300	1,285
5.794% due 06/15/2009	2,000	1,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Motors Acceptance Corp.
6.360% due 09/23/2008	$2,600	$2,562

Glitnir Banki HF
5.620% due 04/20/2010	6,000	5,887

GMAC LLC
4.375% due 12/10/2007	1,000	995
6.808% due 05/15/2009	5,900	5,685

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	900	897
5.300% due 12/22/2008	5,200	5,186
5.300% due 06/23/2009	41,910	41,785
5.498% due 06/28/2010	5,260	5,244
5.690% due 07/23/2009	1,000	1,000

HSBC Finance Corp.
5.420% due 10/21/2009	5,000	4,973
5.784% due 03/12/2010	3,200	3,178
5.809% due 12/05/2008	1,600	1,598
5.810% due 11/16/2009	4,000	4,023
5.824% due 09/15/2008	10,280	10,277

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,008

John Deere Capital Corp.
5.382% due 09/25/2008	14,100	14,100

JPMorgan Chase & Co.
5.869% due 05/07/2010	19,100	19,072

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	700	692
5.420% due 12/23/2010	9,700	9,388

Longpoint Re Ltd.
10.944% due 05/08/2010	3,300	3,383

MBNA Corp.
5.790% due 05/05/2008	6,320	6,339

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,659
6.050% due 08/15/2012	20,800	21,349

Metropolitan Life Global Funding I
5.560% due 05/17/2010	19,100	18,954

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,005

Morgan Stanley
5.410% due 05/07/2009	9,700	9,626
5.470% due 02/09/2009	12,100	12,031

Mystic Re Ltd.
15.541% due 06/07/2011	700	727

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.765% due 09/11/2009	8,900	8,922

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,707
5.380% due 01/15/2009	14,800	14,811

Redwood Capital IX Ltd.
11.610% due 01/09/2008	2,000	2,010

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	4,300	4,449

Rockies Express Pipeline LLC
6.448% due 08/20/2009	20,900	20,895

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,099

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,000	5,996
5.420% due 02/06/2009	19,200	19,165

SLM Corp.
5.440% due 01/25/2008	2,000	1,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	$13,570	$13,579

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,047
8.750% due 05/01/2009	3,000	3,112

Vita Capital III Ltd.
6.460% due 01/01/2011	2,200	2,191

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	17,200	17,049

Wachovia Bank N.A.
5.250% due 03/23/2009	3,300	3,296
5.330% due 10/03/2008	10,400	10,382
5.494% due 02/23/2009	7,900	7,891

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,010

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002

		646,910

INDUSTRIALS 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,132

Amgen, Inc.
5.585% due 11/28/2008	30,300	30,338

Comcast Corp.
5.660% due 07/14/2009	2,100	2,090

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,814

CVS Caremark Corp.
5.921% due 06/01/2010	7,800	7,779

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	3,800	3,776

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,541

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,717
6.375% due 10/01/2011	5,800	5,843

El Paso Corp.
6.500% due 06/01/2008	3,000	3,014

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,259

Equistar Chemicals LP
8.750% due 02/15/2009	8,200	8,518
10.125% due 09/01/2008	1,428	1,482

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,974

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
5.490% due 01/22/2010	8,000	7,979

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,717

Honeywell International, Inc.
5.410% due 07/27/2009	20,600	20,616

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,470

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,963

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,515

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,046

See Accompanying Notes	Semiannual Report	September 30, 2007	149

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reynolds American, Inc.
6.394% due 06/15/2011	$9,600	$9,608

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,202

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,890

Service Corp. International
6.500% due 03/15/2008	8,975	8,995

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,740
6.700% due 10/01/2007	4,136	4,136

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,290

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,638

Transocean, Inc.
5.869% due 09/05/2008	4,500	4,493

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,959

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	6,500	6,504

Weyerhaeuser Co.
6.210% due 09/24/2009	10,300	10,324

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,070

Xerox Corp.
6.396% due 12/18/2009	2,000	2,010
9.750% due 01/15/2009	6,415	6,740

		216,772

UTILITIES 4.0%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,865
5.785% due 11/14/2008	2,000	2,002

BellSouth Corp.
4.240% due 04/26/2021	9,300	9,247
5.658% due 08/15/2008	1,400	1,399

CMS Energy Corp.
9.875% due 10/15/2007	4,100	4,110

Dominion Resources, Inc.
5.660% due 09/28/2007	11,000	11,000

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,077

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,548
6.474% due 12/08/2008	9,600	9,637

Florida Power Corp.
5.975% due 11/14/2008	17,400	17,422

Midwest Generation LLC
8.300% due 07/02/2009	7,427	7,556

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,494

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,815	2,844

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,417

Qwest Corp.
5.625% due 11/15/2008	5,000	5,019

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sprint Nextel Corp.
5.598% due 06/28/2010	$14,200	$14,204

TXU Corp.
6.375% due 01/01/2008	4,100	4,123

TXU Electric Delivery Co.
6.069% due 09/16/2008	2,300	2,277

TXU Energy Co. LLC
6.194% due 09/16/2008	3,900	3,907

		160,531

Total Corporate Bonds & Notes (Cost $1,025,526)		1,024,213

MUNICIPAL BONDS 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	501

Total Municipal Bonds (Cost $483)		501

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	10,000	9,869

Total Commodity Index-Linked Notes (Cost $10,000)		9,869

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
4.500% due 09/25/2025	212	211
4.638% due 09/01/2035	1,093	1,088
4.802% due 11/01/2035	1,669	1,671
4.989% due 06/01/2035	1,051	1,048
5.000% due 01/25/2017 - 10/01/2037	38,899	37,138
5.036% due 01/01/2036	553	565
5.191% due 12/25/2036 - 07/25/2037	6,678	6,604
5.261% due 03/25/2036	1,038	1,034
5.281% due 08/25/2034	1,246	1,238
5.431% due 03/25/2036	4,535	4,494
5.470% due 01/01/2032	1,230	1,265
5.481% due 05/25/2042 - 03/25/2044	2,894	2,877
5.493% due 07/01/2034	52	52
5.500% due 02/01/2014 - 10/01/2037	893,492	876,087
5.530% due 02/01/2018	32	32
5.531% due 06/25/2032 - 09/25/2032	113	112
5.533% due 05/01/2021 - 04/01/2029	300	303
5.543% due 11/01/2025	26	26
5.545% due 05/01/2036	16,270	16,453
5.557% due 05/01/2036	298	302
5.581% due 10/25/2030	27	27
5.628% due 06/01/2034	26	27
5.731% due 10/25/2017	364	368
5.844% due 12/01/2036	209	211
5.893% due 12/01/2036	218	221
6.000% due 08/01/2035 - 10/01/2037	339,647	340,194
6.205% due 06/01/2043 - 07/01/2044	4,772	4,793
6.206% due 10/01/2044	3,474	3,506
6.208% due 03/01/2044	10,655	10,726
6.500% due 10/25/2023 (a)	42	2
6.500% due 11/01/2028 - 10/25/2042	1,156	1,189
6.654% due 07/01/2029	302	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.970% due 08/01/2026	$19	$19
7.000% due 03/01/2013	52	54
7.234% due 08/01/2029	2,095	2,107
7.310% due 12/01/2040	601	608
7.500% due 10/01/2023	37	37
8.928% due 06/25/2032	794	837

Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008	3,135	3,102
4.000% due 01/16/2009 - 04/20/2009	51,300	50,977
4.020% due 06/30/2009	2,000	1,987
4.150% due 01/12/2009	1,950	1,941
4.250% due 09/26/2008	2,600	2,592
4.330% due 03/16/2010	2,500	2,492
4.400% due 02/08/2010	22,340	22,241
4.500% due 06/22/2010	12,400	12,426
5.000% due 07/30/2008	100	100

Federal Housing Administration
6.896% due 07/01/2020	377	378
7.350% due 04/01/2019	172	173
7.430% due 07/01/2021-09/01/2022	163	165
7.435% due 02/01/2019	199	201

Freddie Mac
3.000% due 12/15/2021	581	577
4.000% due 04/15/2022 - 11/15/2022	5,476	5,449
4.483% due 08/01/2035	1,113	1,109
4.500% due 12/15/2025 - 08/15/2027	2,041	2,032
5.000% due 01/15/2018 - 03/15/2026	1,298	1,295
5.171% due 12/25/2036	37,564	37,417
5.500% due 05/01/2013 - 05/15/2016	27,394	27,582
5.982% due 02/15/2019	86,550	86,327
6.102% due 06/15/2031	315	314
6.152% due 06/15/2031	455	455
6.202% due 12/15/2031	15	15
6.205% due 10/25/2044 - 02/25/2045	15,112	15,109
6.405% due 07/25/2044	15,201	15,179
6.500% due 08/15/2008 - 07/25/2043	1,326	1,338
6.750% due 08/15/2023	706	721

Ginnie Mae
5.500% due 08/20/2029 - 09/20/2029	3,102	3,132
5.750% due 07/20/2022 - 09/20/2027	708	715
6.000% due 01/15/2032 - 03/20/2032	3,766	3,790
6.125% due 10/20/2017 - 10/20/2027	1,131	1,142
6.250% due 03/20/2029 - 03/20/2030	1,031	1,041
6.252% due 02/16/2030	72	73
6.375% due 05/20/2021 - 05/20/2030	5,577	5,630
6.402% due 02/16/2030	212	214
6.446% due 03/20/2031	1,252	1,264
6.500% due 02/20/2019	25	26
7.500% due 02/20/2030	187	195
8.000% due 12/15/2030 - 03/15/2032	202	215
8.500% due 06/20/2027	190	204

Small Business Administration
7.540% due 08/10/2009	106	109

Total U.S. Government Agencies (Cost $1,637,524)		1,629,276

150	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,305	$3,225
4.440% due 02/25/2045	98	95
5.000% due 09/25/2035	2,100	2,056
5.281% due 09/25/2035	33	33

Arkle Master Issuer PLC
5.732% due 11/19/2007	5,300	5,299

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	2,065	2,064

Banc of America Funding Corp.
4.614% due 02/20/2036	10,224	10,131
5.191% due 01/25/2037	519	514

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,186	1,197
7.420% due 07/20/2032	262	266

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,374	13,197
4.750% due 10/25/2035	27,538	27,274
5.656% due 11/25/2034	19,851	19,821
6.282% due 11/25/2030	423	422

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	2,890	2,864
5.507% due 09/25/2035	7,451	7,443
5.819% due 11/25/2036	5,701	5,704
5.905% due 01/25/2036	6,305	6,337

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,062	1,066

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	8,396	8,364

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	21,155	21,072
5.700% due 01/25/2037	21,255	21,107
5.793% due 12/26/2046	9,038	8,999

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,994	4,873

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	36	36

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	2,630	2,606

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	502	491
5.311% due 05/25/2047	7,219	6,986
5.411% due 02/25/2037	5,718	5,553
5.576% due 09/20/2046	339	338
5.646% due 05/20/2046	289	287
5.676% due 02/20/2047	9,797	9,562

Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	235	233
5.361% due 05/25/2035	725	706
5.401% due 05/25/2034	73	73
5.451% due 03/25/2035	1,234	1,211
5.471% due 06/25/2035	15,776	15,453
6.834% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	6	6
5.953% due 03/25/2032	86	85

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,758	1,755
5.211% due 02/25/2037	2,602	2,599
5.221% due 08/25/2037	3,245	3,223

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,106	1,080
6.052% due 08/15/2032	8,264	8,244
6.102% due 11/15/2031	540	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$9,337	$9,277
5.211% due 01/25/2047	7,616	7,442
5.351% due 06/25/2045	984	965
5.361% due 06/25/2045	444	436
5.401% due 11/25/2045	1,141	1,121

Greenwich Capital Acceptance, Inc.
8.110% due 06/25/2024	13	13

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	6,960	6,899
5.898% due 06/06/2020	4	4

GSR Mortgage Loan Trust
4.540% due 09/25/2035	12,850	12,728
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	2,762	2,759

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	2,521	2,459
5.592% due 01/19/2038	59	59
5.722% due 05/19/2035	3,729	3,654
5.742% due 03/19/2037	8,182	8,046

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	4,782	4,777

Indymac ARM Trust
6.605% due 01/25/2032	10	10
6.637% due 01/25/2032	5	5

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	3,014	2,998
5.231% due 01/25/2037	396	396

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,163	2,096

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	402	401

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,684	1,640

MASTR Seasoned Securities Trust
6.205% due 09/25/2017	681	690

Mellon Residential Funding Corp.
5.787% due 12/15/2030	3,216	3,187
5.986% due 10/20/2029	4,765	4,771

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,390	3,371

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,177	8,112

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	9,178	8,958
5.381% due 11/25/2035	7,501	7,352
6.132% due 03/15/2025	635	609

Morgan Stanley Capital I
5.812% due 10/15/2020	10,542	10,496

RAAC Series 2005-SP1
5.000% due 09/25/2034	790	780

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	508	491
5.431% due 08/25/2035	2,462	2,399
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	270	271

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	26,144	7

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,881	1,859
5.846% due 07/20/2033	5,407	5,356
5.876% due 10/20/2027	2,347	2,342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	$156	$156

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,609	1,599
5.261% due 03/25/2037	2,345	2,336
5.351% due 05/25/2036	12,486	12,214
5.361% due 05/25/2045	1,254	1,220
5.752% due 07/19/2035	13,099	12,877
5.832% due 09/19/2032	122	122
5.852% due 03/19/2034	1,214	1,211

Structured Asset Securities Corp.
5.181% due 05/25/2036	898	890
5.241% due 04/25/2036	2,400	2,371
5.322% due 10/25/2035	1,825	1,808
6.063% due 02/25/2032	378	378
6.150% due 07/25/2032	376	375
7.188% due 01/25/2032	14	14

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	36	36
5.241% due 01/25/2037	5,535	5,517

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	9,655	9,540
5.251% due 03/25/2046	3,500	3,478

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	448	450
5.842% due 09/15/2021	20,528	20,454

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	465	463

Washington Mutual, Inc.
4.047% due 09/25/2033	3,912	3,872
5.211% due 06/25/2046	67	67
5.321% due 04/25/2045	55	54
5.401% due 12/25/2045	633	624
5.421% due 10/25/2045	1,095	1,071
5.671% due 12/25/2027	8,523	8,523
5.713% due 01/25/2047	1,116	1,104
5.771% due 12/25/2027	4,143	4,108
5.777% due 07/25/2046	600	600
5.777% due 08/25/2046	15,228	15,218
5.777% due 12/25/2046	2,575	2,579
5.793% due 12/25/2046	3,996	3,931
5.944% due 09/25/2036	142	142
5.983% due 02/25/2046	5,837	5,670
5.983% due 08/25/2046	27,488	26,973
6.183% due 11/25/2042	1,436	1,441
6.383% due 06/25/2042	2,111	2,079
6.383% due 08/25/2042	2,080	2,090
6.483% due 09/25/2046	1,178	1,171
6.483% due 11/25/2046	449	449

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,278	9,126
4.110% due 06/25/2035	676	673

Total Mortgage-Backed Securities (Cost $537,205)		534,292

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	14	14
5.281% due 08/25/2035	164	163

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544
5.291% due 09/25/2035	34	34

ACE Securities Corp.
5.181% due 06/25/2036	520	518
5.181% due 12/25/2036	1,501	1,491
5.191% due 10/25/2036	276	274
5.201% due 12/25/2035	745	743
5.211% due 02/25/2036	252	252

See Accompanying Notes	Semiannual Report	September 30, 2007	151

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 10/25/2036	$642	$639
5.221% due 06/25/2037	2,755	2,743
5.261% due 10/25/2036	2,400	2,373
5.615% due 10/25/2035	11	11

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,300	2,297
5.862% due 09/15/2010	5,000	5,002

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	14	14
5.481% due 10/25/2031	563	558
5.481% due 08/25/2032	126	123

Argent Securities, Inc.
5.171% due 06/25/2036	216	215
5.181% due 10/25/2036	1,007	999
5.191% due 05/25/2036	179	179
5.201% due 04/25/2036	361	360
5.211% due 03/25/2036	625	624

Asset-Backed Funding Certificates
5.191% due 10/25/2036	48	47
5.191% due 11/25/2036	2,115	2,104
5.191% due 01/25/2037	3,947	3,926

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,495	1,487
5.191% due 03/25/2036	93	92
5.211% due 05/25/2037	1,792	1,777
5.406% due 09/25/2034	13	12

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	432	431

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,450	1,439
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	10	10
5.211% due 10/25/2036	605	602
5.221% due 04/25/2036	263	263
5.461% due 10/25/2032	1,601	1,567
5.531% due 10/27/2032	103	102
5.581% due 03/25/2043	1,623	1,611
6.502% due 10/25/2037	5,500	5,481

Brazos Student Finance Corp.
5.430% due 06/01/2023	1,662	1,665

Carmax Auto Owner Trust
5.328% due 06/16/2008	1,028	1,028

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	133	133
5.181% due 01/25/2037	209	208
5.825% due 10/25/2035	2,731	2,688

Centex Home Equity
5.301% due 03/25/2035	20	20

Chase Credit Card Master Trust
5.862% due 02/15/2011	3,700	3,699
5.922% due 09/15/2011	18,800	18,795

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	66	65

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,040
5.530% due 02/07/2010	1,500	1,501

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.181% due 10/25/2036	845	841
5.181% due 11/25/2036	374	373
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,216	4,205
5.211% due 12/25/2035	663	662
5.241% due 03/25/2037	995	987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	$175	$174
5.181% due 03/25/2037	235	234
5.181% due 05/25/2037	12,003	11,929
5.181% due 07/25/2037	3,604	3,582
5.181% due 03/25/2047	1,208	1,202
5.191% due 03/25/2037	372	370
5.191% due 09/25/2046	836	833
5.201% due 06/25/2036	433	432
5.201% due 07/25/2036	152	152
5.201% due 08/25/2036	107	107
5.201% due 09/25/2036	128	128
5.201% due 06/25/2037	2,655	2,634
5.211% due 06/25/2037	3,150	3,125
5.211% due 10/25/2037	1,808	1,794
5.231% due 08/25/2037	11,400	11,203
5.231% due 09/25/2037	1,778	1,766
5.231% due 09/25/2047	2,690	2,672
5.241% due 10/25/2046	225	224
5.261% due 07/25/2036	285	285
5.291% due 02/25/2036	1,007	1,002
5.311% due 09/25/2036	3,200	3,156
5.321% due 06/25/2036	2,100	2,076
5.611% due 12/25/2031	89	88
5.871% due 05/25/2032	185	178

Countrywide Home Equity Loan Trust
5.892% due 01/15/2037	242	239

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,585	1,575
5.221% due 12/25/2037	2,464	2,450

Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	40	39

EMC Mortgage Loan Trust
5.501% due 05/25/2040	196	195

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	627	611

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	3,802	3,783
5.171% due 01/25/2038	3,120	3,102
5.181% due 11/25/2036	6,348	6,258
5.181% due 12/25/2036	1,178	1,169
5.201% due 01/25/2036	111	111
5.201% due 12/25/2037	1,742	1,729
5.221% due 01/25/2036	1,730	1,723
5.501% due 12/25/2034	523	518

First USA Credit Card Master Trust
5.774% due 04/18/2011	6,800	6,802

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	2,497	2,470
5.201% due 02/25/2037	789	786

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.191% due 04/25/2036	60	60
5.201% due 09/25/2036	49	49
5.201% due 10/25/2036	689	664
5.201% due 12/25/2036	3,799	3,756
5.231% due 01/25/2047	3,081	3,061
5.251% due 12/25/2035	233	232
5.421% due 03/25/2034	70	70

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	152	151

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625
5.211% due 05/25/2036	527	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$724	$725

HSBC Asset Loan Obligation
5.191% due 12/25/2036	3,129	3,121

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	13,177	13,057
5.191% due 05/25/2037	481	476
5.211% due 12/25/2035	695	693
5.241% due 03/25/2036	6,700	6,624

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	283	283
5.191% due 04/25/2037	3,045	3,024
5.211% due 07/25/2037	1,164	1,154
5.221% due 03/25/2036	1,279	1,276
5.261% due 04/25/2037	1,224	1,217

Irwin Home Equity Corp.
5.671% due 07/25/2032	374	367

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	298	297

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	97	97
5.181% due 07/25/2036	2,383	2,372
5.181% due 08/25/2036	1,516	1,505
5.181% due 10/25/2036	4,136	4,087
5.211% due 03/25/2037	1,682	1,669
5.380% due 04/01/2037	1,180	1,170

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,825	1,816

Lehman XS Trust
5.201% due 05/25/2046	1,203	1,200
5.211% due 04/25/2046	147	146
5.211% due 06/25/2046	716	715
5.211% due 08/25/2046	751	745
5.211% due 11/25/2046	2,136	2,094
5.221% due 05/25/2046	88	87
5.251% due 11/25/2036	488	488
5.281% due 04/25/2037	6,249	6,221

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	552	551
5.171% due 11/25/2036	1,965	1,954
5.191% due 10/25/2036	66	66
5.191% due 05/25/2046	273	273
5.201% due 03/25/2036	316	316
5.211% due 02/25/2036	141	141
5.221% due 01/25/2046	536	535
5.411% due 10/25/2034	384	374
5.685% due 08/25/2035	21	21
6.205% due 03/25/2032	117	113

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	337	336
5.181% due 11/25/2036	2,215	2,196
5.181% due 01/25/2037	1,071	1,064
5.191% due 10/25/2036	24	24
5.191% due 11/25/2036	574	571
5.211% due 01/25/2036	1,018	1,016
5.211% due 05/25/2037	1,529	1,512
5.241% due 11/25/2035	988	986

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,000	1,997
5.872% due 08/16/2010	5,200	5,203

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	3,581	3,551

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	1,163	1,157
5.161% due 06/25/2037	1,322	1,318
5.191% due 04/25/2037	555	553
5.201% due 08/25/2036	5,947	5,928
5.201% due 02/25/2037	395	394
5.201% due 07/25/2037	274	272

152	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 01/25/2037	$431	$431
5.211% due 09/25/2037	217	216
5.251% due 02/25/2037	1,844	1,830

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	604	602
5.171% due 06/25/2036	1,119	1,115
5.171% due 07/25/2036	1,029	1,024
5.171% due 09/25/2036	124	123
5.171% due 10/25/2036	1,571	1,560
5.171% due 01/25/2037	2,994	2,970
5.181% due 10/25/2036	3,580	3,560
5.181% due 11/25/2036	6,649	6,603
5.191% due 05/25/2037	6,024	5,978
5.201% due 02/25/2036	1,662	1,659
5.231% due 09/25/2036	125	123

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	2,156	2,142

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,861	1,847

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,622	1,612

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,568	1,570

New Century Home Equity Loan Trust
5.191% due 05/25/2036	825	824
5.201% due 08/25/2036	869	865
5.311% due 05/25/2036	1,600	1,577
5.391% due 06/25/2035	31	30

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,090	1,086
5.181% due 07/25/2036	912	909
5.181% due 01/25/2037	4,442	4,420
5.191% due 07/25/2037	1,806	1,794
5.671% due 06/25/2032	76	75
5.671% due 08/25/2032	374	369

Park Place Securities, Inc.
5.391% due 09/25/2035	755	749

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	3,180	3,145

Quest Trust
5.691% due 06/25/2034	134	134

Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	124	121
5.571% due 08/25/2033	972	939
5.631% due 12/25/2033	807	785

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	96	96
5.211% due 01/25/2036	568	568
5.211% due 02/25/2036	270	270
5.211% due 10/25/2036	269	267
5.231% due 08/25/2046	1,178	1,168
5.691% due 06/25/2032	11	11

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,761	1,755
5.191% due 01/25/2037	1,777	1,765
5.201% due 03/25/2036	323	323
5.201% due 04/25/2036	460	459
5.201% due 07/25/2036	546	544
5.201% due 11/25/2036	9,053	8,991
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	258	257
5.211% due 10/25/2036	60	60
5.221% due 01/25/2036	306	306
5.241% due 04/25/2037	2,681	2,661
5.321% due 05/25/2034	7	7

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	3,116	3,077
5.271% due 09/25/2035	83	83

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SACO I, Inc.
5.191% due 05/25/2036		$847	$823

Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032		172	171

Saxon Asset Securities Trust
5.191% due 11/25/2036		213	212
5.401% due 01/25/2032		3	3

Sears Credit Account Master Trust
5.972% due 04/16/2013		700	698

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037		1,416	1,407
5.191% due 03/25/2036		653	649

SLC Student Loan Trust
5.538% due 02/15/2015		7,881	7,865

SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,725
5.330% due 04/25/2012		841	842
5.330% due 07/25/2013		814	814
5.340% due 04/25/2014		5,989	5,990
5.350% due 10/27/2014		4,121	4,122
5.350% due 10/25/2016		3,358	3,360
5.350% due 07/25/2017		3,048	3,046

Soundview Home Equity Loan Trust
5.161% due 07/25/2036		44	43
5.171% due 11/25/2036		827	824
5.191% due 12/25/2036		1,048	1,040
5.211% due 01/25/2037		2,938	2,919
5.211% due 06/25/2037		2,446	2,428
5.231% due 10/25/2036		84	84

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		1,045	1,038
5.176% due 11/25/2037		246	244
5.191% due 01/25/2038		1,881	1,869
5.211% due 12/25/2036		885	880
5.471% due 01/25/2034		85	81

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		1,113	1,100

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,359	4,308
5.181% due 10/25/2036		66	66
5.211% due 01/25/2037		1,489	1,472
5.231% due 01/25/2037		1,619	1,595
5.261% due 12/25/2035		47	47
5.421% due 01/25/2033		1,637	1,582

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		594	594

USAA Auto Owner Trust
5.310% due 03/16/2009		557	557

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,438	1,439

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		2,951	2,922
5.191% due 10/25/2036		948	941
5.201% due 04/25/2036		366	365

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,614	1,604
5.231% due 03/25/2037		877	871
5.241% due 11/25/2035		886	885
5.371% due 10/25/2035		9,356	9,320

Total Asset-Backed Securities (Cost $429,742)			427,255

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,300	3,315

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	$869

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,129

Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		600,000	5,298
1.845% due 11/26/2049		200,000	1,756
1.856% due 09/29/2049		100,000	875

Total Foreign Currency-Denominated Issues (Cost $17,399)			18,242

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		328	3,524

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,056

Total Preferred Stocks (Cost $10,697)			10,580

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 5.8%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$6,800	6,803

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
5.400% due 01/15/2010		16,800	16,822

Barclays Bank PLC
5.281% due 03/17/2008		17,500	17,505
5.940% due 08/10/2009		9,600	9,608

Calyon Financial, Inc.
5.340% due 01/16/2009		16,900	16,906
5.395% due 06/29/2010		700	701

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,604

Citibank New York N.A.
5.470% due 11/21/2007		10,900	10,900

Dexia S.A.
5.270% due 09/29/2008		18,500	18,506

Fortis Bank NY
5.074% due 06/30/2008		20,700	20,707
5.265% due 04/28/2008		800	800
5.300% due 09/30/2008		3,700	3,701

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202

Nordea Bank Finland PLC
5.308% due 04/09/2009		33,500	33,455
5.320% due 02/06/2009		3,500	3,495
5.682% due 12/01/2008		1,700	1,698

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,900	2,897

Skandinav Enskilda BK
5.340% due 08/21/2008		2,700	2,700

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		28,100	28,065

Societe Generale NY
5.270% due 03/26/2008		8,980	8,981
5.271% due 06/30/2008		8,100	8,103

Unicredito Italiano NY
5.506% due 05/29/2008		1,400	1,399

			232,658

See Accompanying Notes	Semiannual Report	September 30, 2007	153

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 19.9%
ABN AMRO N.A. Finance
5.305% due 10/19/2007	$5,100	$5,086

ANZ National International Ltd.
5.250% due 10/17/2007	60,000	59,860

Calyon N.A. LLC
5.090% due 11/02/2007	28,600	28,471

Cox Communications, Inc.
6.002% due 01/15/2008	6,430	6,331

DnB NORBank ASA
5.090% due 12/03/2007	15,600	15,455
5.400% due 12/17/2007	37,100	36,680

Export Development Corp.
5.190% due 12/27/2007	13,000	12,834

Freddie Mac
4.000% due 10/01/2007	168,100	168,100

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,964
5.170% due 11/06/2007	6,900	6,864
5.210% due 10/31/2007	300	299
5.240% due 10/18/2007	1,300	1,297

HBOS Treasury Services PLC
5.245% due 10/17/2007	59,800	59,661
5.250% due 10/09/2007	9,600	9,589
5.250% due 10/11/2007	1,200	1,198
5.400% due 12/13/2007	400	396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KFW International Finance, Inc.
5.030% due 10/11/2007	$300	$300

Santander Hispano Finance Delaware
5.190% due 01/28/2008	70,000	68,798

Societe Generale NY
5.240% due 10/16/2007	5,000	4,989

Swedbank AB
5.410% due 10/18/2007	83,200	82,987
5.440% due 11/20/2007	41,200	40,889

UBS Finance Delaware LLC
5.200% due 10/23/2007	2,200	2,193
5.230% due 10/15/2007	2,100	2,096
5.245% due 10/26/2007	3,300	3,288
5.250% due 10/18/2007	1,000	997

Unicredit Delaware, Inc.
5.160% due 12/20/2007	5,000	4,941

Unicredito Italiano SpA
5.125% due 01/22/2008	13,000	12,787
5.500% due 10/05/2007	37,650	37,627

Westpac Banking Corp.
5.100% due 11/13/2007	45,000	44,726
5.170% due 10/15/2007	37,300	37,225
5.245% due 10/25/2007	17,900	17,837

Westpac Trust Securities NZ Ltd.
5.610% due 12/11/2007	7,500	7,422

		791,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$11,819	$11,819

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $12,058. Repurchase proceeds are $11,823.)

U.S. TREASURY BILLS 0.5%
3.832% due 10/04/2007 - 12/13/2007 (b)(c)(e)	19,040	18,844

Total Short-Term Instruments (Cost $1,054,626)		1,054,508

PURCHASED OPTIONS (g) 0.5%
(Cost $12,075)		20,645

Total Investments (d) 120.3% (Cost $4,794,403)		$4,788,927

Written Options (h) (0.2%) (Premiums $5,924)		(9,694)

Other Assets and Liabilities (Net) (20.1%)		(799,225)

Net Assets 100.0%		$3,980,008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $151,530 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $15,838 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	3,737	$5,173
90-Day Eurodollar March Futures	Long	03/2008	1,912	1,651
Euro-Schatz December Futures	Short	12/2007	2,490	765
U.S. Treasury 2-Year Note December Futures	Long	12/2007	1	1
U.S. Treasury 10-Year Note December Futures	Short	12/2007	3,288	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	2,432	340
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,780	(3,223)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,028	460

				$5,040

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	$6,000	$91
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	3,800	(64)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	3,800	2
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	3,800	(3)
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	15,000	223
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	1,600	(2)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	4,000	2

154	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	$3,900	$4
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	1,400	2
Bear Stearns & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	10,000	117
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	22,100	(209)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	2,300	(16)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	3,800	(31)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	1,600	(3)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	2,200	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	1,600	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	3,900	4
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	3,800	(5)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	3,800	(52)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	3,800	(18)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	3,800	11
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	13,600	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.300%		12/20/2007	16,100	89
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	15,300	(7)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	7,600	139
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	1,700	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	1,700	(3)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	3,800	(32)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	3,800	(18)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	4,500	9
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,200	(8)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	10,000	91

							$309

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(316)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		50,200	(243)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(40)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		38,300	(197)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		53,100	(164)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		104,200	(380)

See Accompanying Notes	Semiannual Report	September 30, 2007	155

Schedule of Investments  Short-Term Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	44,100	$40
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,500	(207)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	668
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		12,400	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		85,900	104
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$56,800	(2,432)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		98,400	(1,428)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		47,400	(1,983)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(27)

							$(6,611)

(g)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$2,050
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	531
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	979
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	1,933
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	2,052
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	876
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	3,624

							$5,998	$12,994

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$1,319
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	135
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		$8,100	464	706
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	554
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	9,000	443	778
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	295
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	601
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	219
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	1,005
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	383
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	234
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	227
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	596
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	599

						$6,077	$7,651

(h)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$1,636
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	362
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	696
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	1,531
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	667
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	1,652
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	616
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	2,534

							$5,924	$9,694

156	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$33,900	$32,380	$32,337
U.S. Treasury Notes	4.250%	11/15/2014	60,200	59,727	60,711
U.S. Treasury Notes	4.250%	08/15/2015	76,115	74,733	75,516
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,305	1,311
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,458	1,493

				$169,603	$171,368

(2) Market value includes $1,597 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	35,716	11/2007	$382	$0	$382
Buy		26,159	03/2008	1,872	0	1,872
Buy	CLP	2,447,604	11/2007	266	0	266
Buy		63,745	03/2008	4	0	4
Buy	CNY	226,774	01/2008	30	(1)	29
Sell		226,774	01/2008	0	(128)	(128)
Buy		611,702	03/2008	153	(55)	98
Sell		611,702	03/2008	0	(382)	(382)
Buy	EUR	359	10/2007	13	0	13
Sell		4,780	10/2007	0	(291)	(291)
Sell	GBP	10,592	11/2007	0	(416)	(416)
Sell	JPY	1,801,759	10/2007	0	(801)	(801)
Buy	KRW	9,461,871	11/2007	118	0	118
Buy		17,486,560	01/2008	131	0	131
Buy		1,673,550	05/2008	45	0	45
Buy	MXN	130,394	03/2008	196	0	196
Buy		212,679	07/2008	44	0	44
Buy	NOK	57,384	12/2007	763	0	763
Buy	PLN	52,419	03/2008	1,013	0	1,013
Buy		31,221	07/2008	175	0	175
Buy	RUB	3,190	11/2007	8	0	8
Buy		1,299,698	12/2007	1,725	0	1,725
Buy		488,648	07/2008	193	0	193
Buy	SGD	41,098	10/2007	355	0	355
Buy		2,701	05/2008	42	0	42
Buy	ZAR	22,036	03/2008	64	0	64
Buy		1,750	07/2008	10	0	10

				$7,602	$(2,074)	$5,528

See Accompanying Notes	Semiannual Report	September 30, 2007	157

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
09/30/2007+	$10.79	$0.25	$0.58	$0.83	$(0.24)	$0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
09/30/2007+	10.79	0.20	0.59	0.79	(0.20)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)

Diversified Income Fund
Class A
09/30/2007+	$11.13	$0.29	$(0.22)	$0.07	$(0.31)	$0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
09/30/2007+	11.13	0.25	(0.22)	0.03	(0.27)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
09/30/2007+	11.13	0.25	(0.22)	0.03	(0.27)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)

Emerging Local Bond Fund
Class A
07/31/2007 - 09/30/2007+	$10.27	$0.12	$0.51	$0.63	$(0.33)	$0.00
Class C
07/31/2007 - 09/30/2007+	$10.27	$0.10	$0.49	$0.59	$(0.29)	$0.00

Emerging Markets Bond Fund
Class A
09/30/2007+	$11.13	$0.28	$(0.09)	$0.19	$(0.30)	$0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)
Class B
09/30/2007+	11.13	0.24	(0.09)	0.15	(0.26)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
Class C
09/30/2007+	11.13	0.24	(0.09)	0.15	(0.26)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

158	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$11.38	7.82%	$193,595	1.25	%*	1.25	%*	4.44	%*	10%
0.00	(0.69)	10.79	10.01	136,279	1.25		1.25		4.15		11
0.00	(0.26)	10.46	7.26	47,798	1.25	*(e)	1.25	*(e)	3.19	*	6

0.00	(0.20)	11.38	7.41	80,520	2.00	*	2.00	*	3.69	*	10
0.00	(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
0.00	(0.19)	10.46	6.59	8,646	2.00	*(e)	2.00	*(e)	2.56	*	6

$0.00	$(0.31)	$10.89	0.69%	$118,304	1.17	%*	1.15	%*	5.38	%*	127%
0.00	(0.73)	11.13	7.99	125,360	1.15		1.15		5.02		190
0.00	(0.66)	11.01	7.50	80,231	1.15	(e)	1.15	(e)	4.86		128
0.00	(0.56)	10.87	5.54	48,046	1.17	(d)	1.17	(d)	4.50		44
0.00	(0.31)	10.84	11.66	25,013	1.20	*(b)	1.20	*(b)	3.94	*	33

0.00	(0.27)	10.89	0.31	51,379	1.92	*	1.90	*	4.65	*	127
0.00	(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
0.00	(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
0.00	(0.48)	10.87	4.76	16,127	1.92	(d)	1.92	(d)	3.76		44
0.00	(0.26)	10.84	11.14	4,819	1.95	*(c)	1.95	*(c)	3.28	*	33

0.00	(0.27)	10.89	0.31	119,815	1.92	*	1.90	*	4.64	*	127
0.00	(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
0.00	(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
0.00	(0.48)	10.87	4.76	42,756	1.92	(d)	1.92	(d)	3.78		44
0.00	(0.26)	10.84	11.12	22,192	1.95	*(c)	1.95	*(c)	3.22	*	33

$0.00	$(0.33)	$10.57	9.27%	$472	1.35	%*	1.35	%*	6.74	%*	6%

$0.00	$(0.29)	$10.57	8.87%	$61	2.10	%*	2.10	%*	5.84	%*	6%

$0.00	$(0.30)	$11.02	1.78%	$293,715	1.25	%*	1.25	%*	5.10	%*	53%
0.00	(1.12)	11.13	10.32	316,226	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
0.00	(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.34	258,444	1.25		1.25		4.08		461
0.00	(0.91)	10.05	15.65	90,079	1.27		1.25		6.45		388

0.00	(0.26)	11.02	1.40	65,737	2.00	*	2.00	*	4.35	*	53
0.00	(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
0.00	(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.43	72,425	2.00		2.00		3.39		461
0.00	(0.84)	10.05	14.79	38,002	2.02		2.00		5.78		388

0.00	(0.26)	11.02	1.40	121,706	2.00	*	2.00	*	4.35	*	53
0.00	(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
0.00	(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.42	142,161	2.00		2.00		3.33		461
0.00	(0.84)	10.05	14.78	52,168	2.02		2.00		5.74		388

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(e) Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Semiannual Report	September 30, 2007	159

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Floating Income Fund
Class A
09/30/2007+	$10.55	$0.26	$(0.22)	$0.04	$(0.32)	$0.00
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
09/30/2007+	10.55	0.24	(0.21)	0.03	(0.31)	0.00
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

Foreign Bond Fund (Unhedged)
Class A
09/30/2007+	$10.21	$0.18	$0.29	$0.47	$(0.17)	$0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
09/30/2007+	10.21	0.14	0.29	0.43	(0.13)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2007+	$10.17	$0.16	$(0.08)	$0.08	$(0.16)	$0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)
Class B
09/30/2007+	10.17	0.13	(0.09)	0.04	(0.12)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
Class C
09/30/2007+	10.17	0.13	(0.09)	0.04	(0.12)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)

Global Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2007+	$9.61	$0.16	$(0.06)	$0.10	$(0.15)	$0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00
Class B
09/30/2007+	9.61	0.12	(0.06)	0.06	(0.11)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.96%.

(c) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 1.71%.

160	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.32)	$10.27	0.43%	$267,867	0.95	%*	0.95	%*	4.99	%*	66%
0.00	(0.65)	10.55	8.04	321,462	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
0.00	(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

0.00	(0.31)	10.27	0.28	113,513	1.25	*	1.25	*	4.71	*	66
0.00	(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
0.00	(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
0.00	(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

$0.00	$(0.17)	$10.51	4.63%	$260,206	1.00	%*	0.95	%*	3.47	%*	428%
0.00	(0.38)	10.21	7.00	282,563	0.95		0.95		3.34		644
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80	*	344

0.00	(0.13)	10.51	4.25	87,355	1.75	*	1.70	*	2.72	*	428
0.00	(0.30)	10.21	6.21	99,356	1.70		1.70		2.60		644
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06	*	344

$0.00	$(0.16)	$10.09	0.76%	$239,346	1.00	%*	0.95	%*	3.27	%*	494%
(0.02)	(0.50)	10.17	3.58	258,371	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	245,270	0.96		0.95		2.84		711
(0.12)	(0.61)	10.70	9.10	206,753	0.95		0.95		3.93		589

0.00	(0.12)	10.09	0.39	23,067	1.75	*	1.70	*	2.52	*	494
(0.02)	(0.42)	10.17	2.81	27,875	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	54,588	1.71		1.70		2.10		711
(0.10)	(0.54)	10.70	8.36	54,571	1.70		1.70		3.21		589

0.00	(0.12)	10.09	0.39	56,355	1.75	*	1.70	*	2.52	*	494
(0.02)	(0.42)	10.17	2.81	63,894	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	110,838	1.71		1.70		2.09		711
(0.10)	(0.54)	10.70	8.33	94,504	1.70		1.70		3.17		589

$0.00	$(0.15)	$9.56	1.05%	$15,923	0.95	%*	0.95	%*	3.39	%*	405%
0.00	(0.42)	9.61	3.91	18,725	0.95		0.95		3.16		581
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99		372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30		245
0.00	(0.42)	10.03	3.57	26,272	0.96		0.95		2.57		577
0.00	(0.36)	10.10	11.25	21,667	0.97		0.95		3.83		413

0.00	(0.11)	9.56	0.68	5,789	1.70	*	1.70	*	2.60	*	405
0.00	(0.35)	9.61	3.14	6,917	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23		372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	12,916	1.71		1.70		1.83		577
0.00	(0.29)	10.10	10.42	13,538	1.72		1.70		3.26		413

Semiannual Report	September 30, 2007	161

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
09/30/2007+	$9.61	$0.12	$(0.06)	$0.06	$(0.11)	$0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00

GNMA Fund
Class A
09/30/2007+	$11.11	$0.26	$(0.06)	$0.20	$(0.26)	$0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
Class B
09/30/2007+	11.11	0.22	(0.06)	0.16	(0.22)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
Class C
09/30/2007+	11.11	0.22	(0.06)	0.16	(0.22)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)

High Yield Fund
Class A
09/30/2007+	$9.94	$0.33	$(0.24)	$0.09	$(0.34)	$0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
Class B
09/30/2007+	9.94	0.29	(0.24)	0.05	(0.30)	0.00
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
Class C
09/30/2007+	9.94	0.29	(0.24)	0.05	(0.30)	0.00
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00

Income Fund
Class A
09/30/2007+	$10.00	$0.24	$0.01	$0.25	$(0.30)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
09/30/2007+	$10.00	$0.24	$(0.03)	$0.21	$(0.26)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective December 1, 2002, the administrative expense was reduced to 0.40%.

(c) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 4.36%.

162	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.11)	$9.56	0.67%	$14,835	1.70	%*	1.70	%*	2.60	%*	405%
0.00	(0.35)	9.61	3.14	16,140	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24		372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	19,194	1.71		1.70		1.82		577
0.00	(0.29)	10.10	10.42	18,317	1.72		1.70		3.23		413

$0.00	$(0.26)	$11.05	1.82%	$88,899	1.18	%*	0.90	%*	4.79	%*	234%
0.00	(0.49)	11.11	6.59	76,983	1.45		0.90		4.48		1,009
0.00	(0.41)	10.90	2.74	64,165	0.90		0.90		3.43		1,069
0.00	(0.33)	11.01	2.31	71,610	0.90		0.90		1.80		1,209
0.00	(0.37)	11.09	3.75	77,650	0.92		0.90		0.94		1,409
0.00	(0.48)	11.05	8.17	92,680	0.95	(b)	0.95	(b)	1.69		763

0.00	(0.22)	11.05	1.45	30,707	1.93	*	1.65	*	4.06	*	234
0.00	(0.41)	11.11	5.80	31,447	2.19		1.65		3.73		1,009
0.00	(0.33)	10.90	1.97	36,678	1.66		1.65		2.68		1,069
0.00	(0.25)	11.01	1.55	45,546	1.65		1.65		1.04		1,209
0.00	(0.29)	11.09	2.98	54,895	1.67		1.65		0.18		1,409
0.00	(0.40)	11.05	7.35	68,749	1.70	(b)	1.70	(b)	0.92		763

0.00	(0.22)	11.05	1.45	31,546	1.93	*	1.65	*	4.05	*	234
0.00	(0.41)	11.11	5.80	31,535	2.19		1.65		3.73		1,009
0.00	(0.33)	10.90	1.98	36,587	1.66		1.65		2.67		1,069
0.00	(0.25)	11.01	1.55	49,158	1.65		1.65		1.03		1,209
0.00	(0.29)	11.09	2.99	62,603	1.67		1.65		0.20		1,409
0.00	(0.40)	11.05	7.35	89,530	1.70	(b)	1.70	(b)	0.93		763

$0.00	$(0.34)	$9.69	0.93%	$763,766	0.91	%*	0.90	%*	6.76	%*	59%
0.00	(0.66)	9.94	8.76	811,521	0.90		0.90		6.65		75
0.00	(0.68)	9.77	7.95	983,662	0.90		0.90		6.83		105
0.00	(0.64)	9.70	6.87	996,147	0.90		0.90		6.49		62
0.00	(0.65)	9.69	16.62	1,252,991	0.90		0.90		6.76		105
0.00	(0.71)	8.90	5.18	960,993	0.90		0.90		7.99		129

0.00	(0.30)	9.69	0.56	345,706	1.66	*	1.65	*	6.02	*	59
0.00	(0.58)	9.94	7.96	413,598	1.65		1.65		5.90		75
0.00	(0.60)	9.77	7.14	504,772	1.65		1.65		6.05		105
0.00	(0.56)	9.70	6.08	646,112	1.65		1.65		5.73		62
0.00	(0.58)	9.69	15.76	771,174	1.65		1.65		6.02		105
0.00	(0.64)	8.90	4.40	577,476	1.65		1.65		7.27		129

0.00	(0.30)	9.69	0.56	573,039	1.66	*	1.65	*	6.02	*	59
0.00	(0.58)	9.94	7.95	651,392	1.65		1.65		5.90		75
0.00	(0.60)	9.77	7.14	734,019	1.65		1.65		6.05		105
0.00	(0.56)	9.70	6.08	909,031	1.65		1.65		5.74		62
0.00	(0.58)	9.69	15.76	1,159,797	1.65		1.65		6.01		105
0.00	(0.64)	8.90	4.39	831,310	1.65		1.65		7.26		129

$0.00	$(0.30)	$9.95	2.09%	$856	4.26	%*(c)	0.85	%*(d)	4.89	%*	222%
0.00	0.00	10.00	0.00	10	0.85	*	0.85	*	(0.85	)*	0

$0.00	$(0.26)	$9.95	0.71%	$526	5.28	%*(e)	1.60	%*(f)	4.84	%*	222%
0.00	0.00	10.00	0.00	10	1.60	*	1.60	*	(1.60	)*	0

(d) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.95%.

(e) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 5.78%.

(f) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 2.1%.

Semiannual Report	September 30, 2007	163

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Investment Grade Corporate Bond Fund
Class A
09/30/2007+	$10.37	$0.24	$(0.06)	$0.18	$(0.25)	$0.00
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
09/30/2007+	10.37	0.21	(0.07)	0.14	(0.21)	0.00
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

Long-Term U.S. Government Fund
Class A
09/30/2007+	$10.66	$0.24	$(0.08)	$0.16	$(0.24)	$0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
Class B
09/30/2007+	10.66	0.20	(0.08)	0.12	(0.20)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
Class C
09/30/2007+	10.66	0.20	(0.08)	0.12	(0.20)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)

Low Duration Fund
Class A
09/30/2007+	$9.95	$0.22	$0.09	$0.31	$(0.22)	$0.00
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
Class B
09/30/2007+	9.95	0.18	0.09	0.27	(0.18)	0.00
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
Class C
09/30/2007+	9.95	0.19	0.09	0.28	(0.19)	0.00
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

(c) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

164	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.30	1.75%	$29,277	0.91	%*	0.90	%*	4.78	%*	47%
0.00	(0.48)	10.37	6.83	27,922	0.90		0.90		4.44		98
0.00	(0.44)	10.17	2.17	16,345	0.90		0.90		4.05		168
0.00	(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63	*	57

0.00	(0.21)	10.30	1.38	7,764	1.66	*	1.65	*	4.05	*	47
0.00	(0.40)	10.37	6.03	6,493	1.65		1.65		3.69		98
0.00	(0.36)	10.17	1.40	6,204	1.65		1.65		3.29		168
0.00	(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82	*	57

$0.00	$(0.24)	$10.58	1.56%	$199,436	0.875	%*	0.875	%*	4.67	%*	139%
0.00	(0.48)	10.66	6.41	179,750	0.875		0.875		4.45		971
0.00	(0.39)	10.48	0.79	140,369	0.89	(c)	0.89	(c)	3.41		788
0.00	(0.66)	10.77	0.77	124,471	0.90		0.90		2.76		321
0.00	(0.59)	11.35	7.69	138,097	0.91		0.90		3.21		588
0.00	(0.91)	11.12	21.25	155,096	0.90		0.90		3.99		427

0.00	(0.20)	10.58	1.19	33,237	1.625	*	1.625	*	3.94	*	139
0.00	(0.40)	10.66	5.62	36,900	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	45,638	1.64	(c)	1.64	(c)	2.61		788
0.00	(0.57)	10.77	0.02	60,124	1.65		1.65		2.02		321
0.00	(0.51)	11.35	6.89	83,819	1.66		1.65		2.47		588
0.00	(0.82)	11.12	20.35	114,830	1.65		1.65		3.18		427

0.00	(0.20)	10.58	1.19	41,245	1.625	*	1.625	*	3.92	*	139
0.00	(0.40)	10.66	5.62	39,482	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	38,108	1.64	(c)	1.64	(c)	2.63		788
0.00	(0.57)	10.77	0.02	41,824	1.65		1.65		2.02		321
0.00	(0.51)	11.35	6.89	49,262	1.66		1.65		2.47		588
0.00	(0.82)	11.12	20.35	65,379	1.65		1.65		3.17		427

$0.00	$(0.22)	$10.04	3.16%	$1,222,228	0.85	%*	0.85	%*	4.38	%*	60%
0.00	(0.42)	9.95	4.86	1,164,861	0.85		0.85		4.16		73
0.00	(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	3.13		68
0.00	(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61		278
0.00	(0.25)	10.31	2.26	2,093,152	0.90		0.90		1.53		247
0.00	(0.48)	10.33	7.56	1,987,140	0.90		0.90		2.88		218

0.00	(0.18)	10.04	2.78	182,949	1.60	*	1.60	*	3.64	*	60
0.00	(0.35)	9.95	4.08	208,559	1.60		1.60		3.40		73
0.00	(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	2.35		68
0.00	(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86		278
0.00	(0.18)	10.31	1.50	558,429	1.65		1.65		0.78		247
0.00	(0.40)	10.33	6.76	542,652	1.65		1.65		2.12		218

0.00	(0.19)	10.04	2.91	380,607	1.35	*	1.35	*	3.89	*	60
0.00	(0.37)	9.95	4.34	417,945	1.35		1.35		3.65		73
0.00	(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	2.60		68
0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10		278
0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.40		1.03		247
0.00	(0.43)	10.33	7.03	1,220,084	1.40		1.40		2.35		218

Semiannual Report	September 30, 2007	165

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund
Class A
09/30/2007+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
Class B
09/30/2007+	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00
Class C
09/30/2007+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00

Mortgage-Backed Securities Fund
Class A
09/30/2007+	$10.72	$0.24	$(0.04)	$0.20	$(0.24)	$0.00
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
Class B
09/30/2007+	10.72	0.21	(0.05)	0.16	(0.20)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
Class C
09/30/2007+	10.72	0.20	(0.04)	0.16	(0.20)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)

Short-Term Fund
Class A
09/30/2007+	$9.96	$0.23	$(0.03)	$0.20	$(0.23)	$0.00
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the advisory fee was reduced to 0.12%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to 0.35%.

166	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.02)	$1.00	2.39%	$85,638	0.57	%*	0.57	%*	4.74	%*	N/A
0.00	(0.05)	1.00	4.77	75,947	0.57		0.57		4.69		N/A
0.00	(0.03)	1.00	3.22	64,212	0.57		0.57		3.10		N/A
0.00	(0.01)	1.00	1.12	95,033	0.62	(c)(d)	0.62	(c)(d)	1.08		N/A
0.00	0.00	1.00	0.48	71,204	0.65		0.65		0.47		N/A
0.00	(0.01)	1.00	1.08	83,840	0.62	(b)	0.62	(b)	1.03		N/A

0.00	(0.02)	1.00	1.93	52,104	1.47	*	1.47	*	3.85	*	N/A
0.00	(0.04)	1.00	4.38	49,405	0.95	(f)	0.95	(f)	4.33		N/A
0.00	(0.03)	1.00	2.83	40,366	0.95	(f)	0.95	(f)	2.75		N/A
0.00	(0.01)	1.00	0.71	57,408	1.03	(c)(g)	1.03	(c)(g)	0.64		N/A
0.00	0.00	1.00	0.05	57,215	1.08	(h)	1.08	(h)	0.05		N/A
0.00	0.00	1.00	0.25	82,262	1.43	(b)(i)	1.43	(b)(i)	0.19		N/A

$0.00	$(0.02)	$1.00	2.39%	$62,443	0.57	%*	0.57	%*	4.74	%*	N/A
0.00	(0.05)	1.00	4.78	59,031	0.57		0.57		4.70		N/A
0.00	(0.03)	1.00	3.22	57,589	0.57		0.57		3.10		N/A
0.00	(0.01)	1.00	1.12	92,016	0.62	(c)(d)	0.62	(c)(d)	1.01		N/A
0.00	0.00	1.00	0.48	85,956	0.65		0.65		0.47		N/A
0.00	(0.01)	1.00	1.08	128,687	0.62	(b)	0.62	(b)	1.04		N/A

$0.00	$(0.24)	$10.68	1.91%	$46,852	1.14	%*	0.90	%*	4.61	%*	237%
0.00	(0.47)	10.72	7.08	42,395	0.90		0.90		4.46		780
0.00	(0.39)	10.47	2.24	35,258	0.90		0.90		3.51		711
0.00	(0.50)	10.62	2.68	30,797	0.90		0.90		2.16		824
0.00	(0.39)	10.83	4.48	31,673	0.95		0.90		1.36		993
0.00	(0.53)	10.75	9.04	33,435	0.90		0.90		1.91		844

0.00	(0.20)	10.68	1.54	16,483	1.89	*	1.65	*	3.87	*	237
0.00	(0.39)	10.72	6.29	16,404	1.65		1.65		3.72		780
0.00	(0.31)	10.47	1.48	14,970	1.65		1.65		2.74		711
0.00	(0.42)	10.62	1.91	17,104	1.65		1.65		1.40		824
0.00	(0.31)	10.83	3.69	18,755	1.70		1.65		0.63		993
0.00	(0.45)	10.75	8.27	18,464	1.65		1.65		1.23		844

0.00	(0.20)	10.68	1.54	27,800	1.89	*	1.65	*	3.87	*	237
0.00	(0.39)	10.72	6.28	28,454	1.65		1.65		3.72		780
0.00	(0.31)	10.47	1.48	22,129	1.65		1.65		2.75		711
0.00	(0.42)	10.62	1.91	23,596	1.65		1.65		1.41		824
0.00	(0.31)	10.83	3.70	26,661	1.70		1.65		0.57		993
0.00	(0.45)	10.75	8.23	36,233	1.65		1.65		1.19		844

$0.00	$(0.23)	$9.93	1.99%	$223,997	0.85	%*	0.85	%*	4.55	%*	131%
0.00	(0.46)	9.96	4.51	259,410	0.75	(e)	0.75	(e)	4.42		187
0.00	(0.32)	9.98	2.91	315,399	0.75	(e)	0.75	(e)	3.07		230
0.00	(0.17)	10.01	1.10	521,189	0.85	(e)	0.85	(e)	1.32		356
0.00	(0.14)	10.07	1.64	801,886	0.90		0.90		1.08		268
0.00	(0.27)	10.04	3.18	923,383	0.86	(b)	0.86	(b)	2.42		77

(e) PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net would have been 1.47%.

(g) If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.

(h) If the administrator did not waive the administrative fees, and a portion of servicing and distribution fees, the ratio of expense to average net assets would have been 1.55%.

(i) If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.

Semiannual Report	September 30, 2007	167

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund (Cont.)
Class B
09/30/2007+	$9.96	$0.19	$(0.03)	$0.16	$(0.19)	$0.00
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)
Class C
09/30/2007+	9.96	0.21	(0.03)	0.18	(0.21)	0.00
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.

168	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.93	1.61%	$12,033	1.60	%*	1.60	%*	3.81	%*	131%
0.00	(0.39)	9.96	3.73	14,144	1.50	(c)	1.50	(c)	3.66		187
0.00	(0.24)	9.98	2.13	19,070	1.50	(c)	1.50	(c)	2.30		230
0.00	(0.09)	10.01	0.35	32,842	1.60	(c)	1.60	(c)	0.60		356
0.00	(0.06)	10.07	0.89	32,626	1.65		1.65		0.31		268
0.00	(0.20)	10.04	2.42	28,014	1.61	(b)	1.61	(b)	1.62		77

0.00	(0.21)	9.93	1.84	108,473	1.15	*	1.15	*	4.25	*	131
0.00	(0.43)	9.96	4.19	121,666	1.05	(c)	1.05	(c)	4.11		187
0.00	(0.29)	9.98	2.60	173,897	1.05	(c)	1.05	(c)	2.77		230
0.00	(0.14)	10.01	0.80	265,718	1.15	(c)	1.15	(c)	1.02		356
0.00	(0.11)	10.07	1.34	393,059	1.20		1.20		0.77		268
0.00	(0.24)	10.04	2.87	408,817	1.16	(b)	1.16	(b)	2.08		77

Semiannual Report	September 30, 2007	169

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$4,584,177	$2,926,270	$2,196,773	$2,313,003	$4,479,922
Cash	241	76	463	1,108	16
Foreign currency, at value	2,973	8,320	4,210	5,323	9,505
Receivable for investments sold	31,140	140,403	3,000	21,534	35,510
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for cross-currency swap exchanges	0	0	0	0	0
Receivable for Fund shares sold	13,194	1,431	381	5,772	19,515
Interest and dividends receivable	44,783	40,401	38,304	35,639	38,988
Variation margin receivable	0	875	0	0	1,188
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	970	8,221	6,339	3,314	41,993
Unrealized appreciation on foreign currency contracts	203,903	8,778	41,506	13,214	15,861
Unrealized appreciation on swap agreements	3,888	16,009	5,218	22,946	29,215
	4,885,269	3,150,784	2,296,194	2,421,853	4,671,713

Liabilities:
Payable for the reverse repurchase agreements	$0	$121,422	$0	$0	$0
Payable for investments purchased	5,097	68,301	2,879	102,616	57,200
Payable for investments purchased on a delayed-delivery basis	0	25,318	0	0	0
Payable for short sales	30,834	111,473	0	8,068	8,786
Payable for cross-currency swap exchanges	0	0	0	0	0
Payable for Fund shares redeemed	3,829	2,455	93	3,919	4,074
Dividends payable	1,234	1,244	7	2,461	766
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	22,220	0	0	43,573
Accrued investment advisory fee	1,525	898	713	742	943
Accrued administration fee	1,428	634	793	732	841
Accrued distribution fee	42	95	0	110	26
Accrued servicing fee	121	59	0	120	93
Variation margin payable	0	267	10	217	0
Recoupment payable to Manager	3	0	1	0	0
Swap premium received	6,637	11,799	11,970	7,129	20,448
Unrealized depreciation on foreign currency contracts	30,160	12,917	13,321	10,080	13,256
Unrealized depreciation on swap agreements	2,639	23,939	7,079	3,357	76,532
Other liabilities	105	37	9	0	4
	83,654	403,078	36,875	139,551	226,542

Net Assets	$4,801,615	$2,747,706	$2,259,319	$2,282,302	$4,445,171

Net Assets Consist of:
Paid in capital	$4,444,665	$2,770,139	$2,168,116	$2,139,356	$4,463,639
Undistributed (overdistributed) net investment income	41,729	(11,606)	(3,093)	(2,738)	(34,313)
Accumulated undistributed net realized gain (loss)	130,046	(21,674)	7,904	35,766	47,648
Net unrealized appreciation (depreciation)	185,175	10,847	86,392	109,918	(31,803)
	$4,801,615	$2,747,706	$2,259,319	$2,282,302	$4,445,171

Net Assets:
Class A	$193,595	$118,304	$472	$293,715	$267,867
Class B	0	51,379	0	65,737	0
Class C	80,520	119,815	61	121,706	113,513
Other Classes	4,527,500	2,458,208	2,258,786	1,801,144	4,063,791

Shares Issued and Outstanding:
Class A	17,013	10,863	45	26,661	26,079
Class B	0	4,718	0	5,967	0
Class C	7,073	11,002	6	11,048	11,051

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$11.38	$10.89	$10.57	$11.02	$10.27
Class B	NA	10.89	NA	11.02	NA
Class C	11.38	10.89	10.57	11.02	10.27

Cost of Investments Owned	$4,574,651	$2,902,182	$2,138,352	$2,228,904	$4,461,244
Cost of Foreign Currency Held	$2,890	$8,071	$4,112	$5,166	$9,220
Proceeds Received on Short Sales	$31,026	$111,577	$0	$7,937	$8,731
Premiums Received on Written Options	$0	$18,868	$0	$0	$37,649

170	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$3,888,160	$4,230,729	$345,054	$488,682	$7,885,263	$150,100	$84,938
0	5,392	59	1,815	7,211	4	13
16,400	23,070	2,230	0	14,332	6	856
1,589,660	1,561,195	70,915	170,595	408,411	35,003	1
13,370	105,106	1,919	0	0	0	0
1,359,777	0	0	0	0	0	0
5,844	3,349	228	546	9,744	5,874	230
37,813	34,477	3,119	2,120	118,845	531	1,089
2,743	1,470	397	0	4,459	0	33
0	0	0	0	0	91	0
65,088	59,550	5,271	2,594	9,215	221	623
100,091	25,791	1,697	0	9,037	0	302
95,297	71,970	4,696	5,421	23,198	770	959
7,174,243	6,122,099	435,585	671,773	8,489,715	192,600	89,044

$243,938	$228,679	$0	$149,548	$0	$39,326	$2,002
1,115,193	1,039,650	83,221	89,750	1,162,708	39,880	3,620
861,520	1,100,181	76,850	0	0	0	0
836,146	1,068,817	58,023	104,102	0	20,028	0
1,366,000	0	0	0	0	0	0
3,499	5,890	192	494	13,869	30	227
968	1,456	95	161	7,087	6	76
533	0	0	0	0	0	0
26,648	26,431	2,447	0	42,130	1	528
470	457	39	58	1,306	6	15
541	527	50	76	1,535	7	19
181	55	12	34	658	0	4
88	88	7	30	382	0	8
1,104	1,888	556	45	3,895	3	28
0	0	0	0	0	0	0
25,102	50,452	2,572	4,571	13,169	46	675
12,293	71,456	5,284	0	16,375	20	185
52,339	46,970	4,346	2,614	31,737	792	817
0	3	1	1	0	0	1
4,546,563	3,643,000	233,695	351,484	1,294,851	100,145	8,205

$2,627,680	$2,479,099	$201,890	$320,289	$7,194,864	$92,455	$80,839

$2,573,444	$2,541,683	$208,568	$320,738	$7,327,789	$92,641	$81,486
(10,467)	(51,210)	(3,272)	696	(34,928)	41	(262)
(95,675)	(97,374)	(6,658)	(5,714)	(108,296)	(590)	(408)
160,378	86,000	3,252	4,569	10,299	363	23
$2,627,680	$2,479,099	$201,890	$320,289	$7,194,864	$92,455	$80,839

$260,206	$239,346	$15,923	$88,899	$763,766	$856	$29,277
0	23,067	5,789	30,707	345,706	0	0
87,355	56,355	14,835	31,546	573,039	526	7,764
2,280,119	2,160,331	165,343	169,137	5,512,353	91,073	43,798

24,767	23,730	1,666	8,043	78,851	86	2,842
0	2,287	606	2,778	35,690	0	0
8,314	5,587	1,552	2,854	59,160	53	754

$10.51	$10.09	$9.56	$11.05	$9.69	$9.95	$10.30
NA	10.09	9.56	11.05	9.69	NA	NA
10.51	10.09	9.56	11.05	9.69	9.95	10.30

$3,839,608	$4,099,568	$337,328	$487,684	$7,863,220	$149,703	$85,472
$16,238	$22,873	$2,206	$0	$13,863	$6	$842
$832,597	$1,066,737	$58,265	$104,360	$0	$20,044	$0
$22,424	$21,914	$1,956	$0	$41,707	$1	$539

Semiannual Report	September 30, 2007	171

Statements of Assets and Liabilities  (Cont.)

(Amounts in thousands, except per share amounts)	Long -Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund

Assets:
Investments, at value	$1,487,830	$9,773,281	$388,129	$869,009	$4,788,927
Cash	623	55	1	141	5,749
Foreign currency, at value	0	69,607	0	0	10,131
Receivable for investments sold	51,321	778,448	0	258,682	766,543
Receivable for Fund shares sold	1,724	63,334	401	1,027	4,773
Interest and dividends receivable	9,025	41,401	281	3,142	11,695
Variation margin receivable	7,874	5,828	0	0	9,615
Swap premiums paid	0	17,428	0	5,454	9,231
Unrealized appreciation on foreign currency contracts	0	55,681	0	0	7,602
Unrealized appreciation on swap agreements	22,272	6,588	0	9,451	1,614
Other assets	0	0	0	0	1
	1,580,669	10,811,651	388,812	1,146,906	5,615,881

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$182,287	$0
Payable for investments purchased	83,712	263,206	0	250,127	1,404,992
Payable for investments purchased on a delayed-delivery basis	192	206,827	0	0	0
Payable for short sales	40,463	525,625	0	133,038	171,368
Payable for Fund shares redeemed	2,199	63,619	1,915	926	26,490
Dividends payable	379	3,396	148	206	916
Written options outstanding	2,307	23,644	0	0	9,694
Accrued investment advisory fee	238	1,782	35	102	762
Accrued administration fee	295	1,526	83	127	651
Accrued distribution fee	88	297	27	30	341
Accrued servicing fee	50	399	21	42	77
Variation margin payable	8,512	12,329	0	122	9,312
Swap premium received	37,680	577	0	7,428	1,280
Unrealized depreciation on foreign currency contracts	0	9,292	0	0	2,074
Unrealized depreciation on swap agreements	32	7,120	0	4,087	7,916
	176,147	1,119,639	2,229	578,522	1,635,873

Net Assets	$1,404,522	$9,692,012	$386,583	$568,384	$3,980,008

Net Assets Consist of:
Paid in capital	$1,473,985	$9,964,807	$386,561	$572,637	$4,017,462
Undistributed (overdistributed) net investment income	669	(6,821)	107	319	4,603
Accumulated undistributed net realized (loss)	(96,379)	(363,348)	(85)	(9,243)	(37,074)
Net unrealized appreciation (depreciation)	26,247	97,374	0	4,671	(4,983)
	$1,404,522	$9,692,012	$386,583	$568,384	$3,980,008

Net Assets:
Class A	$199,436	$1,222,228	$85,638	$46,852	$223,997
Class B	33,237	182,949	52,104	16,483	12,033
Class C	41,245	380,607	62,443	27,800	108,473
Other Classes	1,130,604	7,906,228	186,398	477,249	3,635,505

Shares Issued and Outstanding:
Class A	18,850	121,666	85,638	4,388	22,547
Class B	3,142	18,215	52,104	1,544	1,211
Class C	3,898	37,896	62,443	2,604	10,918

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$10.58	$10.04	$1.00	$10.68	$9.93
Class B	10.58	10.04	1.00	10.68	9.93
Class C	10.58	10.04	1.00	10.68	9.93

Cost of Investments Owned	$1,490,661	$9,816,550	$388,129	$871,671	$4,794,403
Cost of Foreign Currency Held	$0	$67,911	$0	$0	$9,965
Proceeds Received on Short Sales	$40,536	$525,551	$0	$133,332	$169,603
Premiums Received on Written Options	$2,743	$17,949	$0	$0	$5,924

172	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	173

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$115,910	$87,992	$56,004	$74,204	$131,678
Dividends	0	165	0	243	323
Miscellaneous income	77	377	23	15	345
Total Income	115,987	88,534	56,027	74,462	132,346

Expenses:
Investment advisory fees	9,082	6,036	3,356	5,268	6,681
Administration fees	8,524	4,268	3,729	5,205	6,007
Distribution fees - Class B	0	195	0	257	0
Distribution fees - Class C	233	449	0	496	187
Servicing fees - Class A	201	153	0	379	398
Servicing fees - Class B	0	65	0	86	0
Servicing fees - Class C	77	150	0	165	156
Distribution and/or servicing fees - Other Classes	475	45	0	279	185
Trustees’ fees	7	5	3	4	7
Organization costs	0	0	0	0	0
Interest expense	1	329	4	37	0
Miscellaneous expense	6	2	2	2	5
Total Expenses	18,606	11,697	7,094	12,178	13,626
Reimbursement by Manager	0	0	0	0	0
Net Expenses	18,606	11,697	7,094	12,178	13,626

Net Investment Income	97,381	76,837	48,933	62,284	118,443

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(971)	(16,936)	8,313	16,705	(4,223)
Net realized gain (loss) on futures contracts, written options and swaps	4,584	(5,156)	442	6,217	48,142
Net realized gain (loss) on foreign currency transactions	130,047	(1,795)	(805)	4,690	4,338
Net change in unrealized appreciation (depreciation) on investments	933	(14,469)	52,223	(38,927)	(1,014)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(7,434)	(14,966)	(3,762)	(8,402)	(108,632)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	90,050	(4,486)	28,124	(37)	(231)
Net Gain (Loss)	217,209	(57,808)	84,535	(19,754)	(61,620)

Net Increase in Net Assets Resulting from Operations	$314,590	$19,029	$133,468	$42,530	$57,100

* Foreign tax withholding	$252	$37	$8	$0	$0

174	PIMCO Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$53,511	$53,525	$4,419	$8,705	$272,582	$1,643	$2,186
85	168	38	0	1,396	0	3
77	90	0	1	362	0	4
53,673	53,783	4,457	8,706	274,340	1,643	2,193

2,983	3,140	258	362	8,910	44	96
3,474	3,659	337	476	10,559	35	125
0	93	23	112	1,415	0	0
339	220	57	114	2,273	1	26
328	304	22	100	978	0	36
0	31	8	37	472	0	0
113	73	19	38	758	0	9
1,004	307	0	16	1,626	0	4
4	4	0	0	12	0	0
0	0	0	0	0	92	0
685	616	2	421	342	524	5
2	3	0	1	7	0	0
8,932	8,450	726	1,677	27,352	696	301
0	0	0	0	0	(100)	0
8,932	8,450	726	1,677	27,352	596	301

44,741	45,333	3,731	7,029	246,988	1,047	1,892

(20,229)	(44,482)	(2,823)	(1,083)	51,476	(373)	(62)
(9,760)	(24,909)	(882)	(1,789)	(2,646)	(229)	(89)
(53,054)	(22,072)	(1,621)	0	(4,730)	4	27
58,345	92,190	7,089	(128)	(205,115)	413	(673)

44,181	29,871	663	1,451	1,341	(20)	271

52,985	(54,481)	(3,937)	0	(5,376)	(28)	109
72,468	(23,883)	(1,511)	(1,549)	(165,050)	(233)	(417)

$117,209	$21,450	$2,220	$5,480	$81,938	$814	$1,475

$0	$25	$1	$0	$0	$0	$1

Semiannual Report	September 30, 2007	175

Statements of Operations  (Cont.)

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Long -Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund

Investment Income:
Interest, net of foreign taxes*	$41,321	$256,425	$9,873	$14,917	$108,251
Dividends	0	2,051	0	0	403
Miscellaneous income	11	195	0	1	58
Total Income	41,332	258,671	9,873	14,918	108,712

Expenses:
Investment advisory fees	1,670	12,320	222	645	5,013
Administration fees	2,045	10,485	512	807	4,299
Distribution fees - Class B	127	719	183	62	47
Distribution fees - Class C	145	965	0	104	169
Servicing fees - Class A	225	1,436	41	56	295
Servicing fees - Class B	42	240	61	21	16
Servicing fees - Class C	48	483	30	35	141
Distribution and/or servicing fees - Other Classes	108	889	6	195	1,997
Trustees’ fees	3	17	1	1	7
Interest expense	0	0	0	618	0
Miscellaneous expense	1	10	0	0	4
Total Expenses	4,414	27,564	1,056	2,544	11,988

Net Investment Income	36,918	231,107	8,817	12,374	96,724

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,264)	(4,676)	(27)	(1,589)	(3,269)
Net realized gain (loss) on futures contracts, written options and swaps	(2,559)	(25,244)	0	(730)	1,032
Net realized gain on foreign currency transactions	0	8,023	0	0	1,288
Net change in unrealized (depreciation) on investments	(4,580)	(18,396)	0	(2,082)	(11,855)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	21,087	84,372	0	2,110	(935)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	44,584	0	0	5,344
Net Gain (Loss)	12,684	88,663	(27)	(2,291)	(8,395)

Net Increase in Net Assets Resulting from Operations	$49,602	$319,770	$8,790	$10,083	$88,329

* Foreign tax withholding	$0	$0	$0	$0	$0

176	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	177

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from December 29, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$97,381	$132,660	$76,837	$96,090	$48,933	$3,858	$62,284	$130,054
Net realized gain (loss)	133,660	93,918	(23,887)	7,735	7,950	(386)	27,612	89,034
Net change in unrealized appreciation (depreciation)	83,549	86,051	(33,921)	36,482	76,585	9,807	(47,366)	19,325
Net increase resulting from operations	314,590	312,629	19,029	140,307	133,468	13,279	42,530	238,413

Distributions to Shareholders:
From net investment income
Class A	(3,583)	(4,207)	(3,531)	(5,124)	(1)	0	(8,396)	(17,107)
Class B	0	0	(1,306)	(1,584)	0	0	(1,639)	(3,370)
Class C	(1,149)	(1,075)	(2,998)	(4,752)	0	0	(3,168)	(6,910)
Other Classes	(92,151)	(128,438)	(73,599)	(89,235)	(51,981)	(3,562)	(53,983)	(111,589)
From net realized capital gains
Class A	0	(2,720)	0	(1,418)	0	0	0	(15,121)
Class B	0	0	0	(495)	0	0	0	(3,490)
Class C	0	(860)	0	(1,458)	0	0	0	(7,015)
Other Classes	0	(76,658)	0	(21,719)	0	0	0	(94,464)
Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(96,883)	(213,958)	(81,434)	(125,785)	(51,982)	(3,562)	(67,186)	(259,066)

Fund Share Transactions:
Receipts for shares sold
Class A	78,695	116,510	24,050	68,196	465	0	30,648	117,262
Class B	0	0	9,261	29,776	0	0	3,038	9,024
Class C	34,249	41,243	20,512	49,615	60	0	10,627	23,616
Other Classes	1,203,501	2,341,886	576,491	1,145,594	1,512,405	619,995	305,047	733,403
Issued as reinvestment of distributions
Class A	2,524	4,609	2,333	4,269	1	0	5,874	22,516
Class B	0	0	742	1,151	0	0	1,242	5,301
Class C	821	1,403	2,159	4,604	0	0	2,341	10,524
Other Classes	86,363	193,311	67,260	97,041	51,973	3,566	42,063	184,973
Cost of shares redeemed
Class A	(32,485)	(35,527)	(30,485)	(28,430)	0	0	(55,469)	(168,245)
Class B	0	0	(8,133)	(7,628)	0	0	(10,248)	(23,819)
Class C	(5,423)	(4,735)	(18,997)	(28,139)	0	0	(31,942)	(67,465)
Other Classes	(182,676)	(1,284,899)	(321,818)	(518,615)	(9,485)	(10,864)	(519,061)	(1,352,889)
Net increase (decrease) resulting from Fund share transactions	1,185,569	1,373,801	323,375	817,434	1,555,419	612,697	(215,840)	(505,799)

Fund Redemption Fee	29	56	19	22	0	0	22	68

Total Increase (Decrease) in Net Assets	1,403,305	1,472,528	260,989	831,978	1,636,905	622,414	(240,474)	(526,384)

Net Assets:
Beginning of period	3,398,310	1,925,782	2,486,717	1,654,739	622,414	0	2,522,776	3,049,160
End of period*	$4,801,615	$3,398,310	$2,747,706	$2,486,717	$2,259,319	$622,414	$2,282,302	$2,522,776

*Including undistributed (overdistributed) net investment income of:	$41,729	$41,231	$(11,606)	$(7,009)	$(3,093)	$(44)	$(2,738)	$2,164

178	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$118,720	$157,513	$44,741	$68,155	$45,333	$82,712	$3,731	$6,929	$7,029	$11,745
48,257	49,511	(83,043)	15,101	(91,463)	36,223	(5,326)	(800)	(2,872)	(2,395)
(109,877)	55,631	155,511	38,831	67,580	(27,122)	3,815	2,104	1,323	7,583
57,100	262,655	117,209	122,087	21,450	91,813	2,220	8,233	5,480	16,933

(9,931)	(16,575)	(4,323)	(7,815)	(3,781)	(7,127)	(285)	(575)	(1,894)	(2,713)
0	0	0	0	(292)	(628)	(74)	(157)	(600)	(1,248)
(3,711)	(5,637)	(1,153)	(2,157)	(693)	(1,425)	(182)	(362)	(605)	(1,224)
(132,204)	(174,095)	(36,974)	(52,864)	(38,453)	(61,315)	(2,968)	(5,300)	(3,808)	(6,511)

0	(1,470)	0	(1,773)	0	(5,185)	0	(282)	0	(18)
0	0	0	0	0	(630)	0	(107)	0	(10)
0	(547)	0	(645)	0	(1,434)	0	(238)	0	(10)
0	(19,095)	0	(12,132)	0	(41,014)	0	(2,332)	0	(42)

0	0	0	0	0	(575)	0	0	0	0
0	0	0	0	0	(71)	0	0	0	0
0	0	0	0	0	(162)	0	0	0	0
0	0	0	0	0	(4,298)	0	0	0	0

(145,846)	(217,419)	(42,450)	(77,386)	(43,219)	(123,864)	(3,509)	(9,353)	(6,907)	(11,776)

121,909	203,861	33,531	135,369	33,250	77,353	13,275	5,298	22,498	41,561
0	0	0	0	627	1,778	270	1,812	3,686	2,872
27,135	79,159	9,506	44,241	3,942	7,864	830	3,141	3,602	4,784
1,560,706	4,085,368	581,391	1,444,413	399,254	933,946	24,499	35,638	31,265	39,088

6,908	12,574	3,176	6,912	2,971	10,507	209	627	1,544	2,154
0	0	0	0	219	1,009	54	200	403	849
2,937	4,961	788	1,947	557	2,480	138	456	448	903
129,974	189,755	32,055	57,129	30,476	94,751	2,489	6,472	3,515	6,072

(170,752)	(141,181)	(65,454)	(79,992)	(53,072)	(128,362)	(16,245)	(8,304)	(11,788)	(31,990)
0	0	0	0	(5,407)	(15,191)	(1,403)	(3,276)	(4,670)	(9,565)
(36,732)	(30,324)	(24,486)	(30,792)	(11,485)	(35,836)	(2,174)	(6,204)	(3,878)	(11,323)
(2,291,052)	(707,324)	(364,420)	(753,611)	(467,019)	(775,924)	(25,017)	(46,753)	(11,221)	(41,231)
(648,967)	3,696,849	206,087	825,616	(65,687)	174,375	(3,075)	(10,893)	35,404	4,174

15	16	34	151	37	86	1	9	0	1

(737,698)	3,742,101	280,880	870,468	(87,419)	142,410	(4,363)	(12,004)	33,977	9,332

5,182,869	1,440,768	2,346,800	1,476,332	2,566,518	2,424,108	206,253	218,257	286,312	276,980
$4,445,171	$5,182,869	$2,627,680	$2,346,800	$2,479,099	$2,566,518	$201,890	$206,253	$320,289	$286,312

$(34,313)	$(7,187)	$(10,467)	$(12,758)	$(51,210)	$(53,324)	$(3,272)	$(3,494)	$696	$574

Semiannual Report	September 30, 2007	179

Statements of Changes in Net Assets  (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from March 30, 2007 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$246,988	$484,660	$1,047	$0	$1,892	$2,827
Net realized gain (loss)	44,100	42,747	(598)	8	(124)	(211)
Net change in unrealized appreciation (depreciation)	(209,150)	82,290	365	(2)	(293)	1,512
Net increase resulting from operations	81,938	609,697	814	6	1,475	4,128

Distributions to Shareholders:
From net investment income
Class A	(27,355)	(56,638)	(5)	0	(698)	(944)
Class B	(11,781)	(26,399)	0	0	0	0
Class C	(18,918)	(40,152)	(4)	0	(145)	(244)
Other Classes	(195,867)	(360,602)	(997)	0	(1,076)	(1,669)
From net realized capital gains
Class A	0	(534)	0	0	0	(46)
Class B	0	(276)	0	0	0	0
Class C	0	(432)	0	0	0	(13)
Other Classes	0	(3,461)	0	0	0	(64)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(253,921)	(488,494)	(1,006)	0	(1,919)	(2,980)

Fund Share Transactions:
Receipts for shares sold
Class A	101,357	229,176	836	10	6,688	17,602
Class B	7,998	27,622	0	0	0	0
Class C	24,025	58,026	511	10	2,276	3,086
Other Classes	1,395,789	1,878,610	66,205	25,030	6,634	11,596
Issued as reinvestment of distributions
Class A	19,208	38,721	4	0	456	663
Class B	6,148	13,722	0	0	0	0
Class C	11,444	24,569	3	0	90	165
Other Classes	163,156	306,649	979	0	925	1,473
Cost of shares redeemed
Class A	(147,197)	(451,767)	0	0	(5,607)	(7,079)
Class B	(71,488)	(139,005)	0	0	0	0
Class C	(97,291)	(175,910)	(2)	0	(1,077)	(3,089)
Other Classes	(1,512,029)	(1,782,763)	(945)	0	(2,749)	(7,755)
Net increase (decrease) resulting from fund share transactions	(98,880)	27,650	67,591	25,050	7,636	16,662

Fund Redemption Fee	181	277	0	0	0	3

Total Increase (Decrease) in Net Assets	(270,682)	149,130	67,399	25,056	7,192	17,813

Net Assets:
Beginning of period	7,465,546	7,316,416	25,056	0	73,647	55,834
End of period*	$7,194,864	$7,465,546	$92,455	$25,056	$80,839	$73,647

*Including undistributed (overdistributed) net investment income of:	$(34,928)	$(27,995)	$41	$0	$(262)	$(235)

180	PIMCO Funds	See Accompanying Notes

Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$36,918	$74,946	$231,107	$493,735	$8,817	$18,132	$12,374	$20,666	$96,724	$166,927
(3,823)	(64,322)	(21,897)	(146,776)	(27)	(33)	(2,319)	(2,235)	(949)	(13,593)
16,507	88,502	110,560	205,184	0	0	28	12,256	(7,446)	11,782
49,602	99,126	319,770	552,143	8,790	18,099	10,083	30,687	88,329	165,116

(4,195)	(6,874)	(25,665)	(54,685)	(1,937)	(3,558)	(1,019)	(1,664)	(5,414)	(12,895)
(664)	(1,492)	(3,563)	(8,847)	(943)	(2,173)	(316)	(548)	(243)	(595)
(754)	(1,407)	(7,666)	(18,722)	(1,419)	(2,994)	(532)	(929)	(2,416)	(5,890)
(31,033)	(65,060)	(197,194)	(419,576)	(4,491)	(9,374)	(10,359)	(17,631)	(88,806)	(144,438)

0	(138)	0	(156)	0	0	0	(8)	0	(783)
0	(33)	0	(30)	0	0	0	(3)	0	(43)
0	(34)	0	(60)	0	0	0	(5)	0	(379)
0	(893)	0	(1,128)	0	0	0	(69)	0	(8,112)

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0		0	0	0	0	0	0

(36,646)	(75,931)	(234,088)	(503,204)	(8,790)	(18,099)	(12,226)	(20,857)	(96,879)	(173,135)

44,631	84,755	229,184	322,979	62,282	154,315	11,955	21,669	28,233	93,643
1,526	4,473	3,646	8,041	20,607	47,494	1,931	4,133	1,609	3,818
7,543	10,827	29,657	44,512	35,820	71,416	2,965	11,649	6,009	12,847
1,174,188	521,150	1,037,466	3,120,389	70,053	237,810	93,173	111,848	1,657,896	2,513,857

3,115	5,576	21,975	46,322	1,720	3,269	811	1,253	3,692	9,397
469	1,085	2,455	5,941	781	1,822	236	372	161	421
471	949	5,101	12,101	1,314	2,707	306	605	1,569	4,050
29,906	64,084	182,101	383,373	4,175	8,980	9,839	17,032	82,687	138,065

(26,910)	(53,246)	(205,387)	(703,564)	(54,311)	(145,850)	(8,146)	(16,721)	(66,758)	(158,265)
(5,339)	(14,922)	(33,266)	(112,422)	(18,689)	(40,276)	(2,015)	(3,426)	(3,849)	(9,128)
(5,973)	(11,008)	(75,453)	(247,798)	(33,722)	(72,680)	(3,797)	(6,543)	(20,504)	(68,772)
(1,085,407)	(1,539,973)	(2,146,513)	(4,420,439)	(64,048)	(215,195)	(36,580)	(195,901)	(1,426,075)	(2,571,920)
138,220	(926,250)	(949,034)	(1,540,565)	25,982	53,812	70,678	(54,030)	264,670	(31,987)

39	36	12	72	0	0	0	1	30	199

151,215	(903,019)	(863,340)	(1,491,554)	25,982	53,812	68,535	(44,199)	256,150	(39,807)

1,253,307	2,156,326	10,555,352	12,046,906	360,601	306,789	499,849	544,048	3,723,858	3,763,665
$1,404,522	$1,253,307	$9,692,012	$10,555,352	$386,583	$360,601	$568,384	$499,849	$3,980,008	$3,723,858

$669	$397	$(6,821)	$(3,840)	$107	$80	$319	$171	$4,603	$4,758

Semiannual Report	September 30, 2007	181

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	Income Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$814

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(264,245)
Proceeds from sales of long-term securities	184,715
Purchases of short-term portfolio investments, net	(49,814)
Increase in interest receivable	(522)
Increase in receivable for investments sold	(34,988)
Increase in manager reimbursement receivables	(91)
Increase in payable for investments purchased	19,113
Increase in management fee payable	6
Increase in administration fee payable	7
Payment from futures contracts transactions	(77)
Decrease in swap premiums received	(316)
Net amortization on investments	5
Proceeds from short sale transactions	20,044
Unrealized appreciation on investments	(365)
Net realized loss on currency	3
Net realized loss on investments	598
Net cash used for operating activities	(125,113)

Cash flows received from financing activities*:
Proceeds from shares sold	91,728
Payment on shares redeemed	(5,917)
Cash dividend paid	(14)
Net borrowing from reverse repurchase agreements	39,326
Net cash received from financing activities	125,123

Net Increase in Cash	10

Cash:
Beginning of period	0
End of period	$10

* Reinvestment of dividends	$986

182	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 17 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed

Semiannual Report	September 30, 2007	183

Notes to Financial Statements  (Cont.)

of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	KZT	Kazakhstan Tenge
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian New Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	Great British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	UYU	Uruguay Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets

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and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate

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Notes to Financial Statements  (Cont.)

typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not

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a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Contracts are subject to risk of default by the counterparty and, depending on their terms, may be subject to exchange rate risk. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2007, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,219,615, $976,042, and $1,910,303, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Diversified Income Fund, Floating Income Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, and Short-Term Fund had $4,462,178, $20,390,156, $176,665,383, $498,357, $21,130,339, and $23,921,139, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the

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Notes to Financial Statements  (Cont.)

U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%	N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%		0.65%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%		N/A	N/A
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%	0.20%	0.20%	0.40%		0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A
Long-Term U.S. Government Fund	0.225%	0.25%	0.25%	0.40%		N/A	N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Money Market Fund	0.12%	0.20%	0.20%	0.35%		N/A	N/A
Mortgage-Backed Securities Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of

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each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,454,658 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Emerging Local Bond, and Income Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%	—
Emerging Local Bond Fund	1.15%	—	1.55%	—	2.30%	1.55%	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

Semiannual Report	September 30, 2007	189

Notes to Financial Statements  (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$10
Emerging Local Bond Fund	27
Income Fund	91

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
Foreign Bond Fund (Unhedged)	55,519	0
High Yield Fund	611	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

190	PIMCO Funds

(Unaudited) September 30, 2007

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$126,005	$4,100	$1,443,665	$504,642
Diversified Income Fund	2,335,218	2,415,544	1,664,740	1,008,507
Emerging Local Bond Fund	1,939	0	945,351	63,175
Emerging Markets Bond Fund	333,382	141,409	951,474	926,699
Floating Income Fund	848,056	1,268,563	1,898,626	2,099,690
Foreign Bond Fund (Unhedged)	13,173,393	13,718,195	2,755,197	2,219,448
Foreign Bond Fund (U.S. Dollar-Hedged)	16,645,984	17,394,113	4,136,488	3,884,169
Global Bond Fund (U.S. Dollar-Hedged)	1,098,716	1,132,085	234,969	205,318
GNMA Fund	1,054,382	930,081	4,799	0
High Yield Fund	1,723,176	1,062,741	2,236,917	3,159,518
Income Fund	171,019	145,235	37,712	483
Investment Grade Corporate Bond Fund	27,288	20,774	20,707	11,949
Long-Term U.S. Government Fund	1,961,811	1,984,009	79,302	18,312
Low Duration Fund	5,213,004	4,345,584	776,236	803,278
Mortgage-Backed Securities Fund	1,871,350	1,640,467	26,638	490
Short-Term Fund	4,726,722	3,674,174	959,951	351,346

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$600,000	$7,275	0	$1,280,000	$15,520
Sales	10,918	1,434,600	13,964	5,286	2,010,800	22,914
Closing Buys	0	(309,200)	(475)	(2,000)	(227,800)	(785)
Expirations	(7,700)	(100,000)	(1,896)	0	0	0
Exercised	0	0	0	0	0	0
Balance at 09/30/2007	3,218	$1,625,400	$18,868	3,286	$3,063,000	$37,649

	Foreign Bond Fund (Unhedged)							Foreign Bond Fund (U.S. Dollar Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in NZD	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in NZD	Premium
Balance at 03/31/2007	0	$882,900	GBP	165,700	NZD	0	$13,453	0	$1,058,200	GBP	188,600	NZD	0	$15,700
Sales	5,314	973,800		0		63,085	15,137	5,541	858,600		0		66,492	13,351
Closing Buys	(2,742)	(311,400)		0		0	(2,764)	(650)	(266,800)		0		(12,600)	(2,114)
Expirations	(2,100)	(26,700)		(135,200)		(33,285)	(3,402)	(1,271)	(139,200)		(156,200)		(22,192)	(4,066)
Exercised	0	0		0		0	0	(3,144)	(9,000)		0		0	(957)
Balance at 09/30/2007	472	$1,518,600	GBP	30,500	NZD	29,800	$22,424	476	$1,501,800	GBP	32,400	NZD	31,700	$21,914

	Global Bond Fund (U.S. Dollar Hedged)					High Yield Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in NZD	Premium	Notional Amount in $	Premium
Balance at 03/31/2007	0	$58,900	GBP 13,200	NZD 0	$913	$0	$0
Sales	459	96,000	0	4,581	1,549	1,782,700	41,707
Closing Buys	0	(17,800)	0	(1,781)	(115)	0	0
Expirations	(419)	(6,000)	(12,000)	(1,000)	(391)	0	0
Exercised	0	0	0	0	0	0	0
Balance at 09/30/2007	40	$131,100	GBP 1,200	NZD 1,800	$1,956	$1,782,700	$41,707

Semiannual Report	September 30, 2007	191

Notes to Financial Statements  (Cont.)

	Income Fund		Investment Grade Corporate Bond Fund			Long-Term U.S. Government Fund
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$0	$0	0	$200	$2	2,926	$134,000	$3,130
Sales	100	1	172	25,600	558	0	156,200	1,314
Closing Buys	0	0	(87)	(1,900)	(21)	0	(73,200)	(863)
Expirations	0	0	0	0	0	(1,916)	(77,000)	(632)
Exercised	0	0	0	0	0	(582)	0	(206)
Balance at 09/30/2007	$100	$1	85	$23,900	$539	428	$140,000	$2,743

	Low Duration Fund						Short-Term Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Notional Amount in EUR	Premium	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR 37,000	$24,099	$515,200	GBP	23,400	$6,406
Sales	3,042	708,900		0	0	9,151	438,200		0	4,384
Closing Buys	(274)	(701,900)		0	0	(7,208)	(339,800)		0	(3,971)
Expirations	(1,874)	(581,900)		(21,300)	(37,000)	(8,093)	(49,200)		(23,400)	(895)
Exercised	0	0		0	0	0	0		0	0
Balance at 09/30/2007	2,768	$1,431,500	GBP	0	EUR 0	$17,949	$564,400	GBP	0	$5,924

192	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	193

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund				Emerging Local Bond Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 12/29/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,107	$78,695	10,980	$116,510	2,201	$24,050	6,172	$68,196	45	$465	0	$0
Class B	0	0	0	0	845	9,261	2,689	29,776	0	0	0	0
Class C	3,096	34,249	3,883	41,243	1,875	20,512	4,493	49,615	6	60	0	0
Other Classes	108,927	1,203,501	221,506	2,341,886	52,196	576,491	103,101	1,145,594	147,162	1,512,405	63,056	619,995
Issued as reinvestment of distributions
Class A	228	2,524	432	4,609	215	2,333	385	4,269	0	1	0	0
Class B	0	0	0	0	69	742	104	1,151	0	0	0	0
Class C	74	821	131	1,403	199	2,159	416	4,604	0	0	0	0
Other Classes	7,798	86,363	18,123	193,311	6,201	67,260	8,776	97,041	5,060	51,973	360	3,566
Cost of shares redeemed
Class A	(2,951)	(32,485)	(3,352)	(35,527)	(2,817)	(30,485)	(2,579)	(28,430)	0	0	0	0
Class B	0	0	0	0	(755)	(8,133)	(691)	(7,628)	0	0	0	0
Class C	(492)	(5,423)	(445)	(4,735)	(1,754)	(18,997)	(2,545)	(28,139)	0	0	0	0
Other Classes	(16,585)	(182,676)	(120,422)	(1,284,899)	(29,600)	(321,818)	(47,148)	(518,615)	(902)	(9,485)	(1,109)	(10,864)
Net increase (decrease) resulting from Fund share transactions	107,202	$1,185,569	130,836	$1,373,801	28,875	$323,375	73,173	$817,434	151,371	$1,555,419	62,307	$612,697

	Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,397	$13,275	549	$5,298	2,047	$22,498	3,778	$41,561	10,381	$101,357	23,508	$229,176
Class B	28	270	187	1,812	336	3,686	263	2,872	813	7,998	2,833	27,622
Class C	87	830	325	3,141	327	3,602	436	4,784	2,461	24,025	5,964	58,026
Other Classes	2,579	24,499	3,692	35,638	2,837	31,265	3,583	39,088	144,881	1,395,789	192,396	1,878,610
Issued as reinvestment of distributions
Class A	22	209	65	627	140	1,544	197	2,154	1,979	19,208	3,971	38,721
Class B	6	54	21	200	37	403	77	849	633	6,148	1,408	13,722
Class C	15	138	47	456	41	448	83	903	1,178	11,444	2,520	24,569
Other Classes	262	2,489	669	6,472	319	3,515	555	6,072	16,796	163,156	31,420	306,649
Cost of shares redeemed
Class A	(1,701)	(16,245)	(860)	(8,304)	(1,072)	(11,788)	(2,933)	(31,990)	(15,161)	(147,197)	(46,496)	(451,767)
Class B	(148)	(1,403)	(340)	(3,276)	(425)	(4,670)	(875)	(9,565)	(7,371)	(71,488)	(14,285)	(139,005)
Class C	(229)	(2,174)	(643)	(6,204)	(352)	(3,878)	(1,037)	(11,323)	(10,020)	(97,291)	(18,063)	(175,910)
Other Classes	(2,653)	(25,017)	(4,852)	(46,753)	(1,023)	(11,221)	(3,768)	(41,231)	(154,928)	(1,512,029)	(182,787)	(1,782,763)
Net increase (decrease) resulting from Fund share transactions	(335)	$(3,075)	(1,140)	$(10,893)	3,212	$35,404	359	$4,174	(8,358)	$(98,880)	2,389	$27,650

194	PIMCO Funds

(Unaudited) September 30, 2007

Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar- Hedged)
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,788	$30,648	10,576	$117,262	11,604	$121,909	19,479	$203,861	3,326	$33,531	13,292	$135,369	3,315	$33,250	7,537	$77,353
276	3,038	810	9,024	0	0	0	0	0	0	0	0	62	627	173	1,778
967	10,627	2,128	23,616	2,590	27,135	7,575	79,159	938	9,506	4,339	44,241	393	3,942	765	7,864
27,771	305,047	65,999	733,403	152,493	1,560,706	389,563	4,085,368	57,694	581,391	141,943	1,444,413	39,840	399,254	90,970	933,946

537	5,874	2,030	22,516	669	6,908	1,200	12,574	314	3,176	675	6,912	296	2,971	1,022	10,507
113	1,242	478	5,301	0	0	0	0	0	0	0	0	22	219	98	1,009
214	2,341	949	10,524	284	2,936	473	4,961	78	788	190	1,947	55	557	241	2,480
3,838	42,063	16,680	184,973	12,560	129,975	18,063	189,755	3,165	32,055	5,579	57,129	3,039	30,476	9,218	94,751

(5,079)	(55,469)	(15,263)	(168,245)	(16,665)	(170,752)	(13,475)	(141,181)	(6,555)	(65,454)	(7,904)	(79,992)	(5,292)	(53,072)	(12,488)	(128,362)
(937)	(10,248)	(2,152)	(23,819)	0	0	0	0	0	0	0	0	(539)	(5,407)	(1,476)	(15,191)
(2,928)	(31,942)	(6,093)	(67,465)	(3,593)	(36,732)	(2,892)	(30,324)	(2,436)	(24,486)	(3,033)	(30,792)	(1,145)	(11,485)	(3,485)	(35,836)
(47,075)	(519,061)	(123,233)	(1,352,889)	(218,452)	(2,291,052)	(67,337)	(707,324)	(36,402)	(364,420)	(74,261)	(753,611)	(46,656)	(467,019)	(75,485)	(775,924)

(19,515)	$(215,840)	(47,091)	$(505,799)	(58,510)	$(648,967)	352,649	$3,696,849	20,122	$206,087	80,820	$825,616	(6,610)	$(65,687)	17,090	$174,375

Income Fund				Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund				Low Duration Fund
Six Months Ended 09/30/2007		Period from 03/30/2007 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

85	$836	1	$10	657	$6,688	1,713	$17,602	4,280	$44,631	7,992	$84,755	23,131	$229,184	32,610	$322,979
0	0	0	0	0	0	0	0	147	1,526	423	4,473	368	3,646	812	8,041
52	511	1	10	224	2,276	302	3,086	722	7,543	1,028	10,827	3,000	29,657	4,491	44,512
6,649	66,205	2,503	25,030	649	6,634	1,123	11,596	114,766	1,174,188	49,536	521,150	104,906	1,037,466	314,722	3,120,389

0	4	0	0	45	456	64	663	298	3,115	528	5,576	2,222	21,975	4,671	46,322
0	0	0	0	0	0	0	0	45	469	102	1,085	248	2,455	599	5,941
0	3	0	0	9	90	16	165	45	471	90	949	516	5,101	1,220	12,101
99	979	0	0	90	925	144	1,473	2,871	29,906	6,102	64,084	18,418	182,101	38,654	383,373

0	0	0	0	(553)	(5,607)	(691)	(7,079)	(2,595)	(26,910)	(5,047)	(53,246)	(20,788)	(205,387)	(71,070)	(703,564)
0	0	0	0	0	0	0	0	(512)	(5,339)	(1,418)	(14,922)	(3,367)	(33,266)	(11,349)	(112,422)
0	(2)	0	0	(105)	(1,077)	(302)	(3,089)	(574)	(5,973)	(1,049)	(11,008)	(7,635)	(75,453)	(25,021)	(247,798)
(95)	(945)	0	0	(271)	(2,749)	(755)	(7,755)	(104,342)	(1,085,407)	(146,436)	(1,539,973)	(217,209)	(2,146,513)	(446,227)	(4,420,439)

6,790	$67,591	2,505	$25,050	745	$7,636	1,614	$16,662	15,151	$138,220	(88,149)	$(926,250)	(96,190)	$(949,034)	(155,888)	$(1,540,565)

Semiannual Report	September 30, 2007	195

Notes to Financial Statements  (Cont.)

	Money Market Fund				Mortgage-Backed Securities Fund				Short-Term Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	62,281	$62,282	154,315	$154,315	1,128	$11,955	2,047	$21,669	2,844	$28,233	9,384	$93,643
Class B	20,607	20,607	47,494	47,494	182	1,931	389	4,133	162	1,609	383	3,818
Class C	35,820	35,820	71,416	71,416	280	2,965	1,102	11,649	605	6,009	1,288	12,847
Other Classes	70,053	70,053	237,811	237,810	8,764	93,173	10,560	111,848	166,996	1,657,896	252,225	2,513,857
Issued as reinvestment of distributions
Class A	1,720	1,720	3,271	3,269	76	811	119	1,253	372	3,692	943	9,397
Class B	781	781	1,822	1,822	22	236	36	372	16	161	42	421
Class C	1,314	1,314	2,707	2,707	29	306	57	605	158	1,569	406	4,050
Other Classes	4,174	4,175	8,981	8,980	928	9,839	1,612	17,032	8,335	82,687	13,844	138,065
Cost of shares redeemed
Class A	(54,310)	(54,311)	(145,850)	(145,850)	(769)	(8,146)	(1,582)	(16,721)	(6,724)	(66,758)	(15,870)	(158,265)
Class B	(18,689)	(18,689)	(40,276)	(40,276)	(190)	(2,015)	(325)	(3,426)	(388)	(3,849)	(915)	(9,128)
Class C	(33,722)	(33,722)	(72,680)	(72,680)	(358)	(3,797)	(621)	(6,543)	(2,065)	(20,504)	(6,896)	(68,772)
Other Classes	(64,047)	(64,048)	(215,195)	(215,195)	(3,461)	(36,580)	(18,772)	(195,901)	(143,721)	(1,426,075)	(257,881)	(2,571,920)
Net increase (decrease) resulting from Fund share transactions	25,982	$25,982	53,816	$53,812	6,631	$70,678	(5,378)	$(54,030)	26,590	$264,670	(3,047)	$(31,987)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

196	PIMCO Funds

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Developing Local Markets Fund	$26,379	$(16,853)	$9,526
Diversified Income Fund	55,271	(31,183)	24,088
Emerging Local Bond Fund	67,872	(9,451)	58,421
Emerging Markets Bond Fund	104,193	(20,094)	84,099
Floating Income Fund	47,233	(28,555)	18,678
Foreign Bond Fund (Unhedged)	73,762	(25,210)	48,552
Foreign Bond Fund (U.S. Dollar-Hedged)	159,559	(28,398)	131,161
Global Bond Fund (U.S. Dollar-Hedged)	10,257	(2,531)	7,726
GNMA Fund	2,109	(1,111)	998
High Yield Fund	128,444	(106,401)	22,043
Income Fund	755	(358)	397
Investment Grade Corporate Bond Fund	785	(1,319)	(534)
Long-Term U.S. Government Fund	13,368	(16,199)	(2,831)
Low Duration Fund	31,315	(74,584)	(43,269)
Mortgage-Backed Securities Fund	2,797	(5,459)	(2,662)
Short-Term Fund	17,634	(23,111)	(5,477)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, and Floating Income Fund, incurred $967,946, $470,806, $790,054, $438,533, and $277,122, respectively, in CPMF and FTT costs.

Semiannual Report	September 30, 2007	197

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

198	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	199

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as

200	PIMCO Funds

discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	201

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.         AZ003SA_19350

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Bond Funds

Share Class

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Mortgage-Backed Securities Fund (formerly PIMCO Total Return Mortgage Fund)

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus, Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		20
Financial Highlights		140
Statements of Assets and Liabilities		144
Statements of Operations		146
Statements of Changes in Net Assets		148
Statement of Cash Flows		152
Notes to Financial Statements		153
Privacy Policy		166
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements		167

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	22
Diversified Income Fund	7	29
Emerging Local Bond Fund	8	43
Emerging Markets Bond Fund	9	46
Floating Income Fund	10	53
Foreign Bond Fund (Unhedged)	11	67
Foreign Bond Fund (U.S. Dollar-Hedged)	12	81
GNMA Fund	13	94
High Yield Fund	14	96
Income Fund	15	105
Investment Grade Corporate Bond Fund	16	110
Low Duration Fund	17	119
Mortgage-Backed Securities Fund	18	127
Short-Term Fund	19	130

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Returns of high-quality mortgage-backed securities (“MBS”) lagged U.S. Treasuries on a like-duration basis, though high-quality MBS fared better than more credit-driven corporate and asset-backed securities. Mortgage yield premiums widened in an environment of heightened volatility and renewed fears about subprime mortgage credit sparked a flight-to-quality, as investors avoided spread products in favor of U.S. Treasuries.

•

U.S. equities, as measured by the S&P 500 Index, returned 8.44%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Effective 07/31/2007, the Total Return Mortgage Fund changed its name to Mortgage-Backed Securities Fund.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), High Yield Fund (4/98), Low Duration Fund (4/98), Short-Term Fund (4/98), Mortgage-Backed Securities Fund (4/98), Emerging Markets Bond Fund (3/00), GNMA Fund (5/01), Investment Grade Corporate Bond Fund (7/04), Emerging Local Bond Fund (7/07). The oldest share class for Income Fund is Class A, and Class D shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO Developing Local Markets Fund
	Class D:	PLMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

•	An underweight in Hong Kong benefited performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

•	An underweight to Argentina helped returns as the Argentina sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) over the reporting period.

•

An underweight in Turkey detracted from performance. Turkey posted strong returns as the Turkish currency appreciated against the U.S. dollar over the six-month period. High domestic interest rates in Turkey also provided an attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

•	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

•	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	7.81%	16.01%	10.86%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	8.75%	18.57%	12.03%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	9.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.1%
Short-Term Instruments	14.9%
Sovereign Issues	12.3%
Mortgage-Backed Securities	8.3%
Foreign Currency-Denominated Issues	8.2%
Asset-Backed Securities	8.1%
Other	3.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,078.14	$1,018.75
Expenses Paid During Period†	$6.49	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund
	Class D:	PDVDX

Portfolio Insights

•

The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Sector allocation contributed to performance due to an overweight position in the emerging markets sector and an underweight position in the high-yield sector.

•	An overweight position in Brazil benefited performance as Brazil outperformed the overall emerging markets sector during the six-month period.

•	An underweight to Turkey detracted from performance as Turkey outperformed the overall emerging markets sector during the period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the six-month period.

•	An overweight position in the investment-grade energy sector added to performance as the energy sector outperformed the overall investment-grade credit market during the period.

•	An underweight to the supranational sector detracted from performance as this sector was one of the top performing sectors in the investment-grade credit universe.

•	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short-term rates rose.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	0.68%	5.17%	7.98%
Lehman Brothers Global Credit Hedged USD Index	0.83%	3.82%	5.25%
33%: Lehman Brothers Global Aggregate-Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	0.97%	5.90%	8.04%
Lipper Multi-Sector Income Fund Average	1.71%	6.60%	7.32%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	45.9%
U.S. Government Agencies	16.7%
Foreign Currency-Denominated Issues	14.2%
Sovereign Issues	8.2%
Bank Loan Obligations	4.7%
Other	10.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,006.85	$1,019.15
Expenses Paid During Period†	$5.87	$5.91

† Expenses are equal to the net annualized expense ratio of 1.17% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO Emerging Local Bond Fund
	Class D:	PLBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to Brazil benefited returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

•	An overweight position in the Polish zloty benefited performance as the Polish zloty appreciated against the U.S. dollar during the period.

•	An underweight position in Poland local interest rates benefited performance as local interest rates rose during the period.

•

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) for the six-month period.

•

An underweight to Turkey was a significant detractor from relative performance. The country sub index returned 29.91% over the six-month period, outperforming the overall emerging local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged), which returned 10.41% for the same period.

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Class D	9.26%	10.51%
JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	10.41%	14.46%
Lipper Emerging Markets Debt Fund Average	1.79%	4.09%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.55%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	36.2%
Brazil	13.0%
South Africa	9.9%
Turkey	8.0%
Hungary	7.9%
Mexico	7.8%
Czech Republic	6.0%
Poland	5.4%
Other	5.8%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (07/31/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,092.58	$1,018.25
Expenses Paid During Period†	$7.06	$6.81

† Expenses are equal to the net annualized expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 61/183 (to reflect the period since the Class D Shares of the Fund commenced operations on 07/31/2007).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Emerging Markets Bond Fund
	Class D:	PEMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	An overweight position in Brazil benefited performance as the country sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

•	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the six-month period.

•

An overweight position in Russia slightly helped relative performance as Russia outperformed the overall emerging markets sector. However, an emphasis on Russian corporate bonds detracted from relative performance as corporates underperformed compared to sovereign bonds during the period.

•	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

•	An underweight to Ecuador detracted from performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	1.78%	7.93%	16.87%	12.47%	12.42%
JPMorgan Emerging Markets Bond Index Global	1.12%	7.51%	14.76%	9.30%	9.38%
Lipper Emerging Markets Debt Fund Average	1.79%	9.10%	16.33%	9.67%	9.75%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Brazil	18.5%
Russia	17.3%
Mexico	12.9%
United States	9.3%
Short-Term Instruments	8.5%
Venezuela	6.0%
Other	27.5%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.81	$1,018.75
Expenses Paid During Period†	$6.31	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO Floating Income Fund
	Class D:	PFIDX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•

The Fund’s allocations to the credit sectors detracted from performance as the emerging markets (EM), global high-yield, and global investment-grade credit sectors underperformed the 3 Month LIBOR Index over the six-month period.

•	Within EM, an allocation to Brazil helped returns as the Brazil sub index outperformed the JPMorgan Emerging Markets Bond Index Global for the six-month period.

•	The Fund’s exposure to the energy sector benefited performance as the energy sector outperformed compared to the overall credit market during the period.

•	An emphasis on the brokerage sector detracted from performance as the brokerage sector underperformed compared to the overall credit market during the period.

•	An emphasis on the banking sector detracted from performance as the banking sector underperformed relative to the overall credit market.

•	An emphasis on higher-quality insurance bonds detracted from performance as the insurance sector underperformed the overall investment-grade credit market during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class D	0.43%	4.97%	5.97%
3 Month LIBOR Index	2.71%	5.49%	4.24%
Lipper Loan Participation Fund Average	-0.13%	3.71%	4.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	43.8%
Short-Term Instruments	16.1%
Foreign Currency-Denominated Issues	9.1%
Sovereign Issues	7.0%
Mortgage-Backed Securities	7.3%
Asset-Backed Securities	6.3%
Bank Loan Obligations	5.1%
Other	5.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,004.33	$1,020.25
Expenses Paid During Period†	$4.76	$4.80

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)
	Class D:	PFBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	4.63%	7.65%	4.56%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	5.86%	9.35%	5.48%
Lipper International Income Fund Average	4.32%	7.52%	4.91%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.7%
Japan	14.4%
Germany	11.0%
France	4.6%
Short-Term Instruments	4.3%
Other	14.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,046.34	$1,020.00
Expenses Paid During Period†	$5.12	$5.05

† Expenses are equal to the net annualized expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class D:	PFODX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	0.76%	1.67%	4.21%	5.53%	7.33%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	2.00%	3.54%	4.08%	5.85%	7.13%
Lipper International Income Fund Average	4.32%	7.52%	6.92%	5.35%	6.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	43.5%
Japan	16.1%
Germany	13.6%
France	7.9%
Short-Term Instruments	4.7%
Other	14.2%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,007.64	$1,020.00
Expenses Paid During Period†	$5.02	$5.05

† Expenses are equal to the net annualized expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO GNMA Fund
	Class D:	PGNDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

•	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•	Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they lagged GNMA issues.

•	An underweight to 15-year GNMA pass-throughs also detracted from returns as they outpaced 30-year issues.

•	An overweight to 30-year GNMA 5.5% pass-throughs was negative for performance as they lagged other major coupons.

•	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	1.82%	5.26%	3.83%	5.89%	6.01%
Lehman Brothers GNMA Index	2.18%	5.22%	4.02%	5.75%	5.77%
Lipper GNMA Fund Average	1.87%	4.52%	3.12%	4.99%	5.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.46%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	95.1%
Short-Term Instruments	3.5%
Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,018.24	$1,019.10
Expenses Paid During Period†	$5.95	$5.96

† Expenses are equal to the net annualized expense ratio of 1.18% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	13

PIMCO High Yield Fund
	Class D:	PHYDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•

An overweight to the healthcare sector, which outperformed the overall high-yield market, and a concentration to the middle-quality tier within the sector, which led the momentum, was a significant contributor to relative performance.

•	As home construction and real estate bonds underperformed, an underweight to both industry categories benefited performance.

•	An overweight to utility bonds added to returns as the sector outperformed the high-yield market, as a whole, during the period.

•	Security selection in the consumer cyclical sector detracted from performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

•	An underweight to the lodging sector detracted from relative performance as the sector has seen a strong rebound for most of 2007, coming off last year’s lows.

•	Exposure to high-yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

•	Tactically adding exposure to both local currency and U.S. dollar-denominated emerging market sovereigns, which outperformed the high-yield market, added to returns.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class D	0.94%	6.83%	11.33%	5.99%	8.17%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	1.02%	7.41%	10.88%	5.84%	7.70%
Lipper High Current Yield Fund Average	0.25%	7.02%	11.10%	4.31%	6.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	62.6%
Short-Term Instruments	16.2%
U.S. Government Agencies	8.0%
Bank Loan Obligations	7.1%
Foreign Currency-Denominated Issues	3.2%
Other	2.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,009.37	$1,020.45
Expenses Paid During Period†	$4.57	$4.60

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Income Fund
	Class D:	PONDX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

•

Curve positioning, with an emphasis on short and intermediate maturities, was a strong positive for performance, as the slope of the yield curve steepened as measured by the difference between 2- and 30-year yields.

•	An overweight to mortgage-backed securities and asset-backed bonds was a primary detractor from performance as both sectors underperformed like-duration U.S. Treasuries.

•	An underweight to investment-grade corporates and emerging markets benefited performance as increased risk aversion caused these sectors to underperform U.S. Treasuries.

•	Exposure to the high-yield sector detracted from performance as the high-yield sector underperformed like-duration U.S. Treasuries.

Cumulative Total Return for the period ended September 30, 2007

	6 Months	Fund Inception (03/30/07)*
PIMCO Income Fund Class D	2.15%	2.15%
Lehman Brothers Aggregate Bond Index	2.31%	2.31%
Lipper Multi-Sector Income Fund Average	1.71%	1.71%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.77%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	38.8%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	11.1%
Mortgage-Backed Securities	10.3%
Asset-Backed Securities	4.7%
Other	1.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,021.51	$1,007.85
Expenses Paid During Period†	$17.33	$17.22

† Expenses are equal to the net annualized expense ratio of 3.43% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 3.43% reflects net annualized expenses after application of an expense reduction of 3.07%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	15

PIMCO Investment Grade Corporate Bond Fund
	Class D:	PBDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to U.S. duration added to performance as U.S. interest rates ended September lower than where they had been six months earlier.

•	The Fund’s yield curve steepening bias in the U.S. and the U.K. enhanced returns.

•

An emphasis on AA- rated bonds benefited performance as they outperformed all lower-quality tiers. However, a small allocation to below investment-grade bonds hindered returns as high-yield bonds underperformed high-grade bonds.

•	Below-index exposure to finance company bonds benefited performance as this sector underperformed the overall corporate market.

•	An above-index position in the banking sector detracted from returns as the banking sub-sector group lagged the corporate market.

•	An underweight to homebuilders benefited performance as the sector underperformed.

•	A below-index allocation to consumer non-cyclical bonds detracted from returns as the sector outperformed the broader market during the six-month period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class D	1.76%	4.78%	5.99%	7.45%
Lehman Brothers Credit Investment Grade Index	1.33%	4.23%	5.02%	6.94%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.69%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Banking & Finance	33.2%
Industrials	26.8%
Utilities	13.8%
U.S. Government Agencies	11.1%
Short-Term Instruments	8.1%
Foreign Currency-Denominated Issues	4.1%
Other	2.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.56	$1,020.45
Expenses Paid During Period†	$4.59	$4.60

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Low Duration Fund
	Class D:	PLDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

•	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

•	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

•	Credit exposure, especially to financial firms, detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

•	Exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries during the period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as front-end yields rose in the U.K. during the period.

•	Currency exposure, especially to the Brazilian real, benefited performance as the U.S. dollar depreciated against a broad basket of currencies during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class D	3.21%	5.61%	3.23%	4.75%	6.40%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	6.02%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	5.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	19.3%
Mortgage-Backed Securities	17.6%
Asset-Backed Securities	5.6%
Other	5.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,032.14	$1,021.25
Expenses Paid During Period†	$3.81	$3.79

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	17

PIMCO Mortgage-Backed Securities Fund (Formerly PIMCO Total Return Mortgage Fund)
	Class D:	PTMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Effective 07/31/2007, the PIMCO Total Return Mortgage Fund changed its name to PIMCO Mortgage-Backed Securities Fund.

•	Duration positioning above that of the Fund’s index benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

•	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•

An overweight to 30-year conventional 5% and 5.5% pass-throughs (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

•	An overweight to 15-year conventional 5% pass-throughs also detracted from returns as they were the worst performing major 15-year coupon during the period.

•	An underweight to 30-year GNMA issues for most of the period was negative for performance as they outperformed conventional issues.

•	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class D	1.91%	5.33%	4.16%	6.13%	6.19%
Lehman Brothers Mortgage Index	2.08%	5.33%	4.13%	5.83%	5.84%
Lipper U.S. Mortgage Fund Average	1.36%	4.07%	3.33%	5.05%	5.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	87.4%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	3.4%
Asset-Backed Securities	2.2%
Corporate Bonds & Notes	0.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.14	$1,019.30
Expenses Paid During Period†	$5.75	$5.76

† Expenses are equal to the net annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Short-Term Fund
	Class D:	PSHDX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve helped in part by the 0.50% reduction in the Federal Funds Rate by the Federal Reserve in September.

•	A curve-steepening strategy, which included being overweight short-term securities and underweight longer-maturity bonds, helped performance as the yield curve steepened.

•	Exposure to mortgage-backed securities detracted from performance as mortgages underperformed like-duration U.S. Treasuries.

•	Credit sensitive sectors, including corporates, emerging markets, and asset-backed securities, delivered negative returns over the six-month period, which detracted from performance.

•	Foreign currency positions delivered positive price returns as the U.S. dollar depreciated against major currencies, which benefited performance.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class D	2.04%	4.32%	2.99%	3.99%	5.14%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.65%	4.64%
Lipper Ultra-Short Obligations Fund Average	1.19%	3.61%	2.67%	3.82%	4.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	34.0%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	21.4%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	8.9%
Other	2.5%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,020.41	$1,021.25
Expenses Paid During Period†	$3.79	$3.79

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	19

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

33%: Lehman Brothers Global Aggregate-Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated Constrained Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JP Morgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	JP Morgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

20	PIMCO Funds

Index	Description

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed passthrough securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	21

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Lukoil Finance Ltd.
5.829% due 01/11/2009	$4,830	$4,805

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,937

Total Bank Loan Obligations (Cost $9,787)		9,742

CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 28.9%
American Express Bank FSB
5.196% due 06/22/2009	2,900	2,889
5.826% due 06/12/2009	4,750	4,731

American Express Centurion Bank
5.674% due 04/17/2009	10,000	9,963
5.819% due 05/07/2008	1,700	1,697
5.912% due 12/17/2009	1,400	1,394

American Express Credit Corp.
5.562% due 05/19/2009	1,400	1,395

American Honda Finance Corp.
5.784% due 03/09/2009	1,100	1,100

American International Group, Inc.
5.210% due 06/23/2008	2,300	2,301
5.802% due 06/16/2009	6,100	6,142

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,619

Banco Santander Chile
6.074% due 12/09/2009	12,000	12,018

Bank of America Corp.
5.208% due 09/25/2009	23,000	22,932
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.505% due 02/27/2009	4,500	4,489
5.646% due 12/18/2008	5,650	5,647
5.704% due 06/12/2009	6,000	5,985

Bank of Ireland
5.608% due 12/19/2008	2,000	1,999
5.696% due 12/18/2009	43,450	43,331

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	10,750	10,649
5.588% due 01/31/2011	13,500	13,121
5.660% due 01/30/2009	9,900	9,812
5.760% due 07/19/2010	30,800	30,279

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	23,900	23,770
5.550% due 08/11/2009	9,000	8,960
5.570% due 05/18/2009	13,200	13,156
5.794% due 03/10/2009	7,100	7,083

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	8,945

CIT Group, Inc.
5.510% due 01/30/2009	29,750	28,705
5.668% due 12/19/2007	17,500	17,407
5.708% due 08/15/2008	1,400	1,379

Citigroup Funding, Inc.
5.685% due 03/02/2009	31,600	31,609

Citigroup, Inc.
5.228% due 12/28/2009	19,000	18,936
5.240% due 12/26/2008	2,900	2,899
5.600% due 05/18/2011	8,900	8,890
5.660% due 05/18/2010	12,800	12,704

Colvis Finance
8.000% due 02/02/2009	10,710	10,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth Bank of Australia
5.860% due 06/08/2009	$1,600	$1,599

Credit Agricole S.A.
5.505% due 05/28/2009	3,900	3,904
5.555% due 05/28/2010	32,900	32,946

DnB NORBank ASA
5.430% due 10/13/2009	1,500	1,501

El Paso Performance-Linked Trust
7.750% due 07/15/2011	300	310

Export-Import Bank of Korea
4.125% due 02/10/2009	2,900	2,862
4.250% due 11/27/2007	29,617	29,565
4.250% due 11/06/2008	1,404	1,390
4.500% due 08/12/2009	12,600	12,470
5.711% due 06/01/2009	15,800	15,825

Ford Motor Credit Co.
5.625% due 10/01/2008	2,000	1,955
5.800% due 01/12/2009	1,200	1,159
8.359% due 11/02/2007	10,772	10,780

Fortis Bank NY
5.238% due 09/28/2009	16,400	16,417

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	607

General Electric Capital Corp.
5.390% due 10/26/2009	2,600	2,588
5.420% due 10/06/2010	6,100	6,030
5.480% due 04/10/2012	24,000	23,714
5.628% due 08/15/2011	2,800	2,767
5.734% due 03/12/2010	8,900	8,859
5.794% due 06/15/2009	1,200	1,197
5.814% due 12/15/2009	13,400	13,359

General Motors Acceptance Corp.
6.360% due 09/23/2008	24,400	24,042

GMAC LLC
6.808% due 05/15/2009	6,700	6,455

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	3,000	2,991
5.300% due 12/22/2008	21,600	21,541
5.300% due 06/23/2009	9,000	8,973
5.460% due 07/29/2008	18,900	18,877
5.470% due 11/10/2008	11,700	11,679
5.610% due 11/16/2009	6,300	6,289
5.821% due 03/02/2010	14,500	14,438

HBOS Treasury Services PLC
5.400% due 07/17/2009	15,300	15,272
5.752% due 07/17/2008	1,500	1,499
5.784% due 12/08/2010	20,100	20,024

HSBC Bank USA N.A.
5.833% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
5.420% due 10/21/2009	2,400	2,387
5.500% due 05/21/2008	1,700	1,699
5.784% due 03/12/2010	1,300	1,291
5.809% due 12/05/2008	1,500	1,498
5.810% due 11/16/2009	8,700	8,750
5.824% due 09/15/2008	14,400	14,395
6.538% due 11/13/2007	5,800	5,811

IBM International Group Capital LLC
5.550% due 02/13/2009	31,600	31,551

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,249

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,749

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,840

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.700% due 04/20/2009	$3,900	$3,893
5.719% due 05/24/2010	9,000	8,925
5.760% due 01/15/2010	5,000	4,988

John Deere Capital Corp.
5.382% due 09/25/2008	20,600	20,601
5.410% due 04/15/2008	12,010	12,018
5.410% due 07/15/2008	9,000	9,009

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.282% due 06/25/2010	19,700	19,578
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	8,100	8,095
5.869% due 05/07/2010	8,400	8,388

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	1,700	1,681
5.260% due 12/23/2008	11,585	11,459
5.420% due 12/23/2010	5,900	5,710
5.450% due 10/22/2008	7,900	7,846
5.450% due 01/23/2009	9,000	8,874
5.450% due 04/03/2009	4,400	4,332
5.600% due 08/21/2009	22,000	21,482
5.630% due 11/16/2009	6,300	6,150

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	1,600	1,595
5.400% due 10/23/2008	3,500	3,491
5.450% due 01/30/2009	9,500	9,461
5.665% due 08/14/2009	11,700	11,625
5.794% due 06/16/2008	3,000	2,999

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,600	2,580

Morgan Stanley
5.189% due 11/21/2008	1,400	1,393
5.410% due 05/07/2009	1,100	1,092
5.450% due 01/15/2010	8,800	8,693
5.470% due 02/09/2009	10,400	10,341
5.600% due 01/22/2009	8,900	8,882

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.765% due 09/11/2009	23,400	23,459

Pemex Finance Ltd.
9.690% due 08/15/2009	5,055	5,258

Petroleum Export Ltd.
4.623% due 06/15/2010	7,305	7,209
4.633% due 06/15/2010	843	832
5.265% due 06/15/2011	10,296	10,285

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	8,500	8,499
5.410% due 07/21/2008	1,900	1,899

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,800	1,799
5.420% due 02/06/2009	15,000	14,972
5.729% due 11/20/2009	9,000	8,969

Sistema Finance S.A.
10.250% due 04/14/2008	6,850	6,934

SLM Corp.
5.500% due 07/27/2009	31,700	30,485
5.560% due 01/26/2009	4,300	4,185

Spinnaker Capital Ltd.
17.194% due 06/15/2008	1,000	1,051

UBS AG
5.350% due 07/23/2009	18,400	18,323

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,096

Universal City Florida Holding Co. I
10.106% due 05/01/2010	6,500	6,598

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ventas Realty LP
8.750% due 05/01/2009	$1,800	$1,868

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	32,600	32,348

Wachovia Bank N.A.
5.330% due 10/03/2008	2,300	2,296
5.494% due 02/23/2009	4,250	4,245
5.565% due 05/25/2010	9,000	8,967
5.691% due 12/02/2010	9,000	8,953

Wachovia Corp.
5.410% due 10/28/2008	6,000	5,998
5.490% due 10/15/2011	22,800	22,559
5.671% due 12/01/2009	19,500	19,457
5.814% due 03/15/2011	9,000	8,937

Wells Fargo & Co.
5.270% due 03/23/2010	26,400	26,299
5.450% due 01/24/2012	3,700	3,667
5.794% due 09/15/2009	3,700	3,698

Westpac Banking Corp.
5.758% due 06/06/2008	3,500	3,497

World Savings Bank FSB
5.396% due 05/08/2009	500	501
5.638% due 06/20/2008	1,600	1,601
5.746% due 03/02/2009	5,650	5,670

		1,385,129

INDUSTRIALS 10.1%
Albertson’s, Inc.
6.950% due 08/01/2009	500	508

Amgen, Inc.
5.585% due 11/28/2008	16,300	16,321

Anadarko Petroleum Corp.
6.094% due 09/15/2009	22,900	22,778

Cablevision Systems Corp.
9.644% due 04/01/2009	5,000	5,175

Cisco Systems, Inc.
5.575% due 02/20/2009	2,700	2,696

Comcast Corp.
5.660% due 07/14/2009	9,000	8,959

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	1,800	1,794

Cox Communications, Inc.
6.253% due 12/14/2007	9,000	9,008

CSC Holdings, Inc.
7.250% due 07/15/2008	500	502
7.875% due 12/15/2007	4,100	4,115

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	11,685

CVS Caremark Corp.
5.921% due 06/01/2010	2,600	2,593

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	9,300	9,227
6.053% due 03/13/2009	2,100	2,087
6.133% due 03/13/2009	8,500	8,469

Dex Media East LLC
9.875% due 11/15/2009	3,404	3,498

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,373

Equistar Chemicals LP
10.125% due 09/01/2008	971	1,007

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,690

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.819% due 12/16/2009	$1,800	$1,778

Kimberly-Clark Corp.
5.460% due 07/30/2010	12,400	12,412

Kraft Foods, Inc.
6.000% due 08/11/2010	3,100	3,104

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,484
9.500% due 08/01/2008	500	514

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,350	1,357

MMK Finance S.A.
8.000% due 10/21/2008	4,992	5,029

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,052
6.180% due 12/03/2012	5,245	5,244
7.160% due 10/15/2009	15,888	16,324
8.500% due 02/15/2008	25,473	25,760
9.375% due 12/02/2008	300	314

Qwest Communications International, Inc.
9.058% due 02/15/2009	3,933	3,992

Roseton
7.270% due 11/08/2010	1,400	1,406

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,000

Safeway, Inc.
5.550% due 03/27/2009	2,000	2,003

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	148,534	162,567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	3,800	4,011

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	22,920	23,103

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	5,600	5,604

Time Warner, Inc.
5.730% due 11/13/2009	8,000	7,910

Transocean, Inc.
5.869% due 09/05/2008	9,000	8,986

United Technologies Corp.
5.691% due 06/01/2009	1,700	1,701

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	3,800	3,802

Walt Disney Co.
5.430% due 07/16/2010	6,200	6,178
5.824% due 09/10/2009	24,450	24,374

Weyerhaeuser Co.
6.210% due 09/24/2009	9,500	9,522

Xerox Corp.
6.396% due 12/18/2009	3,600	3,619

		484,004

UTILITIES 4.1%
America Movil SAB de C.V.
5.300% due 06/27/2008	36,900	36,909

AT&T, Inc.
5.460% due 02/05/2010	4,700	4,686
5.648% due 05/15/2008	6,200	6,201
5.785% due 11/14/2008	10,700	10,712

BellSouth Corp.
4.240% due 04/26/2021	11,250	11,186
5.658% due 08/15/2008	15,300	15,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
9.875% due 10/15/2007	$2,000	$2,005

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,300	3,289
8.000% due 06/15/2010	500	536

Dominion Resources, Inc.
5.755% due 11/14/2008	1,600	1,601

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,398	3,606

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	100	102

Entergy Gulf States, Inc.
6.474% due 12/08/2008	6,300	6,324

Florida Power Corp.
5.975% due 11/14/2008	22,700	22,729

Korea Electric Power Corp.
6.338% due 12/20/2007	1,200	1,202

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	19,611	19,735

Ohio Power Co.
5.540% due 04/05/2010	5,750	5,693

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	500	502

Qwest Corp.
5.625% due 11/15/2008	2,900	2,911

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	5,314	5,269

Romanian Thermal Power Plants
9.143% due 12/23/2007	2,757	2,777

Southern California Edison Co.
5.778% due 12/13/2007	9,300	9,305

Telefonica Emisones SAU
5.888% due 06/19/2009	5,000	4,997

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	16,877	16,811

Termoelectrica S.A.
8.905% due 12/18/2007	1,586	1,597

TXU Electric Delivery Co.
6.069% due 09/16/2008	500	495

TXU Energy Co. LLC
6.194% due 09/16/2008	500	501

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	700	719

Vodafone Group PLC
5.288% due 12/28/2007	1,200	1,199

		198,888

Total Corporate Bonds & Notes (Cost $2,075,637)		2,068,021

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
4.802% due 11/01/2035	723	724
5.000% due 02/25/2017	322	321
5.191% due 12/25/2036 - 07/25/2037	6,846	6,771
6.205% due 06/01/2043 - 09/01/2044	4,415	4,450

Freddie Mac
4.483% due 08/01/2035	131	131
4.500% due 04/15/2019	55	55
5.000% due 08/15/2016 - 11/15/2029	4,390	4,374

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.391% due 08/25/2031	$528	$530
5.411% due 09/25/2031	512	512
5.982% due 02/15/2019	76,636	76,439
6.000% due 06/01/2037 - 10/01/2037	30,800	30,841
6.102% due 12/15/2030	1,141	1,142
6.205% due 02/25/2045	3,674	3,695

Total U.S. Government Agencies (Cost $130,312)		129,985

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	1,726	1,731

American Home Mortgage Investment Trust
5.281% due 09/25/2035	392	391

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,900	1,900

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	953	953

Banc of America Funding Corp.
6.144% due 01/20/2047	2,514	2,521

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,592	1,600

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,448	41,784
4.487% due 02/25/2034	2,657	2,622
4.550% due 08/25/2035	23,245	23,190
4.607% due 07/25/2033	29,592	29,180
4.854% due 04/25/2034	1,654	1,635

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	11,206	11,194
5.905% due 01/25/2036	4,203	4,225

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,468	1,474

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,625	1,619

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	9,688	9,650
5.700% due 01/25/2037	11,611	11,531
5.793% due 12/26/2046	5,207	5,184

CC Mortgage Funding Corp.
5.261% due 05/25/2048	1,762	1,720

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	321	320

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,670	9,446
4.677% due 08/25/2035	1,779	1,763
4.748% due 08/25/2035	11,868	11,753

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	409	409
6.455% due 05/15/2032	1,539	1,549

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	757	756
5.311% due 05/25/2047	2,113	2,045
5.676% due 02/20/2047	2,578	2,516
5.983% due 02/25/2036	747	726

Countrywide Home Loan Mortgage Pass-Through Trust
4.853% due 04/20/2035	6,812	6,753

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	4,819	4,781

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,099	1,097
5.211% due 02/25/2037	1,067	1,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 03/25/2037	$1,050	$1,049
5.221% due 08/25/2037	2,504	2,486

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,338	1,329
5.371% due 08/25/2035	1,912	1,902

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	4,587	4,595

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	2,254	2,239
5.211% due 01/25/2047	1,360	1,329
5.401% due 11/25/2045	412	405

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	3,084	3,062

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,785	1,769
5.898% due 06/06/2020	20	20

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	5,182	5,145
5.261% due 04/19/2038	1,146	1,117
5.592% due 01/19/2038	1,061	1,056
5.692% due 01/19/2038	3,988	3,896
5.742% due 03/19/2037	3,756	3,693

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,074	1,073

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,209	1,203
5.221% due 11/25/2046	1,107	1,101

JPMorgan Mortgage Trust
5.023% due 02/25/2035	6,906	6,694

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,721	1,720

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	3,600	3,554
5.241% due 05/25/2047	402	401

Merrill Lynch Floating Trust
5.822% due 06/15/2022	1,526	1,517

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,066	8,001

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	13,130	12,814
5.381% due 11/25/2035	3,844	3,741
6.131% due 10/25/2035	2,173	2,135

Morgan Stanley Capital I
5.812% due 10/15/2020	2,071	2,062

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	2,972	2,975

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	1,219	1,207
5.431% due 08/25/2035	1,110	1,082

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,546	1,542

Sequoia Mortgage Trust
4.082% due 04/20/2035	904	894

Structured Adjustable Rate Mortgage Loan Trust
4.914% due 07/25/2034	4,816	4,790
5.349% due 01/25/2035	1,824	1,815
5.535% due 08/25/2035	1,275	1,275

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	3,066	3,053
5.231% due 09/25/2047	3,987	3,962
5.261% due 03/25/2037	532	530
5.321% due 06/25/2036	913	894
5.351% due 05/25/2036	3,672	3,592
5.752% due 07/19/2035	9,807	9,589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
4.080% due 06/25/2033	$4,678	$4,622
5.322% due 10/25/2035	1,216	1,205

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	608	607
5.241% due 01/25/2037	1,057	1,054

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	2,350	2,322
5.251% due 03/25/2046	1,500	1,491
5.251% due 10/25/2046	11,905	11,733

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	24,022	23,935

Washington Mutual, Inc.
4.208% due 06/25/2033	1,803	1,787
5.421% due 08/25/2045	147	146
5.713% due 01/25/2047	1,374	1,358
5.777% due 10/25/2046	2,142	2,129
5.793% due 12/25/2046	1,468	1,444
5.983% due 02/25/2046	1,498	1,455
6.183% due 11/25/2042	789	792
6.483% due 09/25/2046	4,124	4,099

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,766	1,750

Total Mortgage-Backed Securities (Cost $380,164)		381,933

ASSET-BACKED SECURITIES 7.7%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,165	1,158
5.291% due 09/25/2035	25	25

ACE Securities Corp.
5.181% due 08/25/2036	2,315	2,294
5.181% due 12/25/2036	1,092	1,084
5.201% due 12/25/2035	745	743
5.211% due 10/25/2036	2,439	2,428
5.221% due 06/25/2037	1,140	1,135

American Express Credit Account Master Trust
5.752% due 01/18/2011	1,350	1,348
5.862% due 09/15/2010	2,900	2,901

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	701	701

Argent Securities, Inc.
5.171% due 06/25/2036	232	232
5.181% due 09/25/2036	2,180	2,170
5.181% due 10/25/2036	4,737	4,701
5.201% due 04/25/2036	174	174
5.211% due 03/25/2036	611	611

Asset-Backed Funding Certificates
5.171% due 09/25/2036	2,839	2,827
5.191% due 10/25/2036	1,903	1,892
5.191% due 11/25/2036	992	986
5.191% due 01/25/2037	3,092	3,075
5.481% due 06/25/2034	5,094	4,979

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	797	793
5.181% due 12/25/2036	987	980
5.211% due 05/25/2037	1,075	1,066

Atrium CDO Corp.
5.790% due 06/27/2015	1,200	1,192

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	4,800	4,772

Bank One Issuance Trust
5.862% due 02/15/2011	700	700

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,035	1,028
5.211% due 12/25/2035	152	152
5.211% due 10/25/2036	1,210	1,204

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.221% due 04/25/2036	$553	$552
5.331% due 09/25/2034	470	469
6.502% due 10/25/2037	5,500	5,481

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	533	531
5.181% due 01/25/2037	976	969
5.825% due 10/25/2035	933	918

Chase Credit Card Master Trust
5.862% due 10/15/2010	1,600	1,600
5.862% due 02/15/2011	1,500	1,499
5.872% due 02/15/2010	2,425	2,425

Chase Issuance Trust
5.762% due 12/15/2010	1,700	1,700
5.772% due 02/15/2012	1,155	1,152

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	1,800	1,776
5.460% due 01/15/2010	1,400	1,400
5.530% due 02/07/2010	1,100	1,101

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	1,100	1,103

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,209	1,199
5.181% due 11/25/2036	962	958
5.191% due 05/25/2037	2,045	2,025
5.201% due 01/25/2037	1,216	1,213
5.545% due 08/25/2036	2,123	2,114

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	5,846	5,818
5.181% due 01/25/2037	1,573	1,568
5.181% due 03/25/2037	3,237	3,222
5.181% due 05/25/2037	9,901	9,840
5.181% due 07/25/2037	1,287	1,279
5.181% due 08/25/2037	2,092	2,078
5.181% due 12/25/2046	2,284	2,273
5.181% due 03/25/2047	3,515	3,496
5.191% due 03/25/2037	3,163	3,148
5.191% due 09/25/2046	646	644
5.201% due 06/25/2036	465	465
5.201% due 07/25/2036	494	493
5.201% due 06/25/2037	1,093	1,085
5.211% due 06/25/2037	1,212	1,202
5.211% due 10/25/2037	994	987
5.231% due 09/25/2047	1,211	1,202
5.241% due 10/25/2046	4,498	4,477
5.261% due 07/25/2036	296	295
5.291% due 02/25/2036	1,054	1,048
5.311% due 09/25/2036	1,100	1,085

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,057	1,050
5.221% due 12/25/2037	973	967

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,371	1,370

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	634	631
5.171% due 09/25/2036	703	696
5.171% due 01/25/2038	1,092	1,086
5.181% due 11/25/2036	14,020	13,820
5.181% due 12/25/2036	785	779
5.201% due 01/25/2036	212	212
5.201% due 12/25/2037	1,089	1,081
5.221% due 01/25/2036	1,297	1,292

First NLC Trust
5.201% due 08/25/2037	2,975	2,962

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,100	1,100

Fremont Home Loan Trust
5.181% due 10/25/2036	977	970
5.191% due 01/25/2037	1,210	1,197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.201% due 02/25/2037	$4,190	$4,174
5.301% due 01/25/2036	891	889

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,746	1,736

GS Auto Loan Trust
5.344% due 07/15/2008	1,438	1,439

GSAA Trust
5.241% due 06/25/2035	606	605

GSAMP Trust
5.201% due 09/25/2036	2,566	2,554
5.201% due 10/25/2036	484	467
5.201% due 12/25/2036	1,187	1,174

Harley-Davidson, Inc.
5.310% due 05/15/2008	341	341

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	708	704

Home Equity Asset Trust
5.191% due 05/25/2037	1,227	1,219

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	259	259

HSBC Asset Loan Obligation
5.191% due 12/25/2036	1,235	1,232

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,255	1,246
5.181% due 12/25/2036	7,175	7,112
5.191% due 05/25/2037	1,925	1,903
5.211% due 12/25/2035	948	944

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	515	514
5.181% due 11/25/2036	1,707	1,701
5.191% due 04/25/2037	991	985
5.211% due 07/25/2037	1,074	1,066
5.221% due 03/25/2036	1,410	1,408
5.261% due 04/25/2037	898	892

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	1,329	1,327

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	953	949
5.181% due 08/25/2036	4,493	4,461
5.181% due 10/25/2036	1,212	1,198
5.201% due 03/25/2036	737	735
5.201% due 11/25/2036	1,034	1,028
5.211% due 08/25/2036	2,457	2,439
5.211% due 03/25/2037	925	918
5.241% due 08/25/2036	5,200	5,100
5.341% due 06/25/2035	179	179
5.380% due 04/01/2037	908	900

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,004	999

Lehman XS Trust
5.201% due 05/25/2046	564	563
5.211% due 04/25/2046	1,808	1,804
5.211% due 08/25/2046	2,612	2,592
5.211% due 11/25/2046	4,726	4,633
5.221% due 05/25/2046	2,207	2,198
5.251% due 11/25/2036	2,983	2,979

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 07/25/2036	1,228	1,223
5.171% due 11/25/2036	1,053	1,047
5.191% due 10/25/2036	1,717	1,707
5.191% due 05/25/2046	683	682
5.201% due 03/25/2036	694	694
5.211% due 02/25/2036	404	403
5.221% due 01/25/2046	854	852
5.411% due 10/25/2034	893	871

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	$811	$805
5.181% due 03/25/2036	986	982
5.181% due 01/25/2037	714	709
5.191% due 10/25/2036	426	425
5.191% due 11/25/2036	1,148	1,142
5.211% due 01/25/2036	1,676	1,672
5.211% due 05/25/2037	905	895
5.281% due 11/25/2035	1,161	1,157

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	3,300	3,302

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	1,414	1,402

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	547	545
5.181% due 05/25/2037	3,298	3,281
5.191% due 10/25/2037	1,344	1,335
5.201% due 08/25/2036	7,219	7,196
5.201% due 02/25/2037	870	868
5.201% due 07/25/2037	3,360	3,336
5.211% due 09/25/2037	5,269	5,244

Morgan Stanley ABS Capital I
5.171% due 06/25/2036	576	574
5.171% due 10/25/2036	1,131	1,123
5.171% due 01/25/2037	1,222	1,213
5.181% due 09/25/2036	2,196	2,184
5.181% due 10/25/2036	1,037	1,031
5.181% due 11/25/2036	2,134	2,119
5.191% due 03/25/2036	977	975
5.191% due 05/25/2037	2,068	2,052
5.201% due 02/25/2036	1,857	1,853
5.251% due 02/25/2036	1,400	1,388

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,027	1,019

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,166	1,158
5.191% due 06/25/2037	1,032	1,026

Nelnet Student Loan Trust
5.182% due 09/25/2012	602	603

New Century Home Equity Loan Trust
5.201% due 08/25/2036	1,898	1,891
5.311% due 05/25/2036	1,400	1,380

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	407	406

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	169	169

Option One Mortgage Loan Trust
5.181% due 07/25/2036	554	552
5.181% due 01/25/2037	1,075	1,069

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	1,090	1,078

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	863	860
5.201% due 02/25/2037	982	976
5.211% due 02/25/2036	317	316
5.211% due 10/25/2036	3,467	3,440
5.231% due 08/25/2046	868	861

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,500	1,494
5.171% due 08/25/2036	1,974	1,969
5.191% due 04/25/2036	1,538	1,532
5.191% due 01/25/2037	1,212	1,203
5.201% due 02/25/2036	600	599
5.201% due 07/25/2036	2,635	2,626
5.201% due 11/25/2036	3,256	3,234
5.211% due 01/25/2036	423	423
5.211% due 10/25/2036	2,597	2,581
5.241% due 04/25/2037	1,162	1,153
5.251% due 04/25/2036	3,700	3,668

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	$73	$73

Saxon Asset Securities Trust
5.191% due 11/25/2036	4,476	4,453

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,193
5.181% due 09/25/2036	1,088	1,079
5.191% due 03/25/2036	724	720
5.191% due 12/25/2036	1,518	1,506
5.211% due 11/25/2036	1,138	1,127

SLC Student Loan Trust
5.538% due 02/15/2015	4,630	4,621

SLM Student Loan Trust
3.800% due 12/15/2038	750	735
5.330% due 10/25/2012	235	235
5.330% due 07/25/2013	592	592
5.340% due 04/25/2012	563	563
5.340% due 04/25/2014	2,047	2,047
5.350% due 10/27/2014	1,050	1,051
5.350% due 10/25/2016	924	924
5.350% due 07/25/2017	838	838
5.350% due 10/25/2018	1,021	1,017
5.400% due 10/25/2016	5,000	5,001
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	3,599	3,578
5.191% due 11/25/2036	2,432	2,418
5.191% due 12/25/2036	786	780
5.211% due 01/25/2037	958	952
5.211% due 06/25/2037	928	921
5.231% due 10/25/2036	758	755
5.361% due 06/25/2035	104	104

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	808	802
5.176% due 11/25/2037	1,044	1,037
5.191% due 02/25/2037	460	457

Structured Asset Investment Loan Trust
5.181% due 07/25/2036	759	750

Structured Asset Securities Corp.
4.900% due 04/25/2035	675	667
5.181% due 10/25/2036	4,368	4,324
5.211% due 01/25/2037	1,042	1,030

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	311	311

USAA Auto Owner Trust
5.337% due 07/11/2008	721	721

Wachovia Auto Owner Trust
5.337% due 06/20/2008	911	911
5.340% due 07/18/2008	1,000	1,000

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	1,130	1,119
5.191% due 10/25/2036	1,185	1,177

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	1,100	1,094
5.231% due 03/25/2037	1,140	1,133

Total Asset-Backed Securities (Cost $372,813)		370,641

SOVEREIGN ISSUES 11.7%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008	36,815	36,649

Chile Government International Bond
5.760% due 01/28/2008	27,035	27,069

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		$10,750	$10,806

Korea Development Bank
3.875% due 03/02/2009		14,970	14,676
4.250% due 11/13/2007		11,100	11,089
4.750% due 07/20/2009		26,500	26,325
5.478% due 10/31/2008		28,500	28,478
5.500% due 04/03/2010		38,100	37,971
5.760% due 10/20/2009		39,613	39,638

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,495
6.060% due 01/13/2009		229,000	230,202

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,392

Russia Government International Bond
8.250% due 03/31/2010		32,934	34,318

Ukraine Government International Bond
8.693% due 08/05/2009		54,475	57,353

Venezuela Government International Bond
6.312% due 12/18/2007		369	370

Total Sovereign Issues (Cost $563,502)			563,831

FOREIGN CURRENCY-DENOMINATED ISSUES 7.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,861

Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	9,500	13,546

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	196,876	98,662

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,585
6.000% due 05/15/2045		11,250	9,868
10.000% due 01/01/2012		324,880	168,928

Colombia Government International Bond
9.850% due 06/28/2027	COP	28,145,000	13,402
12.000% due 10/22/2015		28,500,000	15,485

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	3,054

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,944
13.000% due 08/31/2010		93,700	14,987

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	20,967

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	248,701	10,298

Total Foreign Currency-Denominated Issues (Cost $360,123)			377,587

SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$2,600	2,601

Barclays Bank PLC
5.470% due 08/10/2009		15,800	15,814

Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,502

Dexia S.A.
5.270% due 09/29/2008		4,100	4,101

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.074% due 06/30/2008		$6,300	$6,302
5.265% due 04/28/2008		1,800	1,801
5.300% due 09/30/2008		4,100	4,101

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,400	1,402

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,800	1,799
5.308% due 05/28/2008		4,500	4,500
5.308% due 04/09/2009		8,300	8,289

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		8,700	8,692

Skandinav Enskilda BK
5.272% due 10/03/2007		1,800	1,800
5.340% due 08/21/2008		1,500	1,499

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		1,800	1,800
5.490% due 02/13/2009		4,600	4,594

Societe Generale NY
5.270% due 03/26/2008		8,700	8,701
5.271% due 06/30/2008		2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008		4,800	4,796
5.506% due 05/29/2008		4,400	4,397

			97,292

COMMERCIAL PAPER 11.9%
Barclays U.S. Funding Corp.
5.260% due 10/09/2007		88,700	88,596

DnB NORBank ASA
5.080% due 01/04/2008		129,900	128,097

Freddie Mac
4.000% due 10/01/2007		198,000	198,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007		125,400	125,400

UBS Finance Delaware LLC
5.225% due 11/14/2007		13,000	12,917
5.245% due 10/26/2007		2,500	2,491
5.250% due 10/18/2007		2,700	2,693

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007		13,000	12,959

			571,153

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		5,024	5,024

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $5,127. Repurchase proceeds are $5,026.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,989

U.S. TREASURY BILLS 0.0%
3.790% due 12/13/2007 (a)(b)		$2,000	1,979

Total Short-Term Instruments (Cost $682,313)			682,437

Total Investments (c) 95.5% (Cost $4,574,651)			$4,584,177

Other Assets and Liabilities (Net) 4.5%			217,438

Net Assets 100.0%			$4,801,615

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $66,325 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Buy	(0.730%	)	04/20/2009	$7,500	$9

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$433
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	877
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012		127,700	(1,070)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		266,400	(1,140)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		70,200	(54)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		75,100	186
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		56,300	(31)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(31)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	(89)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	(91)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	46
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	857
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	45
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	649
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		140,000	(132)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	51
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	673
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	62

							$1,240

(e)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$30,800	$31,026	$30,834

(f)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$3	$(1)	$2
Buy	BRL	67,478	10/2007	3,216	0	3,216
Sell		129,641	10/2007	0	(1,928)	(1,928)
Buy		18,475	11/2007	36	0	36
Buy		379,015	03/2008	23,052	0	23,052
Sell		256,198	03/2008	0	(5,429)	(5,429)
Buy		64,820	07/2008	1,587	0	1,587
Buy	CLP	52,553,984	11/2007	5,618	0	5,618
Sell		473,280	11/2007	0	(56)	(56)
Buy		47,345,317	03/2008	2,243	0	2,243
Buy	CNY	761	11/2007	2	0	2
Sell		37,640	11/2007	0	(50)	(50)
Buy		12,803	12/2007	6	0	6
Sell		24,402	12/2007	0	(20)	(20)
Buy		503,421	01/2008	489	(1)	488
Sell		1,440	01/2008	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments Developing Local Markets Fund (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	161,316	07/2008	$251	$0	$251
Buy		335,468	03/2009	889	0	889
Buy	COP	222,742,801	03/2008	4,297	(2,030)	2,267
Sell		15,680,260	03/2008	0	(549)	(549)
Buy	CZK	3,711,614	03/2008	12,663	0	12,663
Sell		78,974	03/2008	0	(243)	(243)
Buy		4,470,786	07/2008	12,628	0	12,628
Sell		1,969,162	07/2008	0	(6,076)	(6,076)
Sell	EUR	10,986	10/2007	0	(744)	(744)
Buy	GBP	140	11/2007	5	0	5
Buy	HKD	556,985	11/2007	34	0	34
Buy	HUF	23,425,661	11/2007	5,466	0	5,466
Buy	IDR	627,046,000	10/2007	70	0	70
Sell		627,046,000	10/2007	0	(2,525)	(2,525)
Buy		638,278,000	01/2008	1,099	(295)	804
Buy		631,975,000	05/2008	2,621	0	2,621
Buy	ILS	453,838	12/2007	4,693	(5)	4,688
Buy	INR	1,275,671	10/2007	3,065	0	3,065
Sell		1,275,671	10/2007	0	(1,298)	(1,298)
Buy		2,567,038	11/2007	2,390	0	2,390
Buy		2,430,933	05/2008	1,546	(14)	1,532
Buy	JPY	875,629	10/2007	389	0	389
Buy	KRW	6,905,085	10/2007	21	0	21
Sell		6,905,085	10/2007	0	(72)	(72)
Buy		75,646,213	11/2007	925	0	925
Sell		68,997,540	11/2007	0	(908)	(908)
Buy		7,620,287	01/2008	0	(10)	(10)
Buy		55,924,695	05/2008	1,164	0	1,164
Buy		6,905,085	08/2008	73	0	73
Buy	KWD	3,711	05/2008	383	0	383
Buy	KZT	1,218,745	11/2007	0	(44)	(44)
Buy	MXN	2,663,517	03/2008	4,286	(248)	4,038
Sell		134,947	03/2008	0	(210)	(210)
Buy		2,210,924	07/2008	2,857	0	2,857
Sell		12,600	07/2008	0	0	0
Buy	MYR	179,789	10/2007	389	(2)	387
Sell		179,789	10/2007	0	(572)	(572)
Buy		239,027	05/2008	1,078	(305)	773
Buy		179,789	08/2008	373	0	373
Buy	PHP	960,173	11/2007	100	(64)	36
Buy		4,723,405	05/2008	637	(91)	546
Buy	PLN	273,836	03/2008	5,899	0	5,899
Buy		1,172,043	07/2008	26,694	0	26,694
Sell		680	07/2008	0	(8)	(8)
Buy	RON	362,733	01/2008	695	(823)	(128)
Buy	RUB	34,828	11/2007	86	0	86
Buy		2,018,009	12/2007	4,372	0	4,372
Sell		314,388	12/2007	0	(718)	(718)
Buy		2,068,984	01/2008	3,388	0	3,388
Sell		31,311	01/2008	0	(72)	(72)
Buy		2,846,819	07/2008	978	0	978
Sell		111,725	07/2008	0	(26)	(26)
Buy	SAR	48,427	05/2008	24	0	24
Buy	SGD	254,094	10/2007	1,979	0	1,979
Sell		230,144	10/2007	0	(3,214)	(3,214)
Buy		252,543	11/2007	2,122	0	2,122
Sell		461	11/2007	0	(8)	(8)
Buy		186,423	02/2008	1,492	0	1,492
Buy		267,499	05/2008	3,506	0	3,506
Buy	SKK	186,390	11/2007	253	0	253
Buy		3,418,420	03/2008	5,506	0	5,506
Buy	TRY	452,723	03/2008	36,888	0	36,888
Sell		5,224	03/2008	0	(781)	(781)
Buy	TWD	1,654,444	10/2007	374	0	374
Sell		1,654,444	10/2007	0	(706)	(706)
Buy		1,652,075	11/2007	785	0	785
Buy	ZAR	724,364	03/2008	2,267	(14)	2,253
Buy		1,033,787	07/2008	5,951	0	5,951

				$203,903	$(30,160)	$173,743

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.0%
Allied Waste North America, Inc.
5.121% due 03/28/2014	$1,555	$1,538
6.650% due 03/28/2014	1,408	1,392
6.880% due 03/28/2014	672	665
7.110% due 03/28/2014	563	557
7.140% due 03/28/2014	516	510

Amadeus Global Travel Distribution S.A.
7.636% due 04/08/2013	2,500	2,401
7.886% due 04/08/2014	2,500	2,399

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

Berry Plastics Holding Corp.
12.720% due 06/15/2014	4,500	4,399

Biomet, Inc.
7.000% due 03/08/2008	2,500	2,469
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Community Health Corp.
7.755% due 07/25/2014	2,793	2,749

Community Health Systems, Inc.
4.000% due 07/02/2014	247	244
7.760% due 07/02/2014	959	944

CSC Holdings, Inc.
6.875% due 02/24/2013	2,120	2,094
7.569% due 02/24/2013	2,577	2,546
7.569% due 03/29/2013	275	272

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	13,000	13,001

Dex Media East LLC
6.630% due 05/08/2009	125	124
7.210% due 05/08/2009	125	124

Dex Media West LLC
7.010% due 09/09/2010	525	521
7.210% due 09/09/2010	188	186
7.220% due 09/09/2010	281	279

Dobson Communications Corp.
7.240% due 03/14/2014	5,985	5,918

FCI Connectors
7.130% due 03/09/2013	2,500	2,396

Ford Motor Co.
8.700% due 12/15/2013	992	965

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	845	833
6.880% due 03/22/2013	193	190
6.972% due 03/22/2013	481	474

General Motors Acceptance Corp.
7.735% due 11/29/2013	995	968

Georgia-Pacific Corp.
6.948% due 12/20/2012	642	630
7.264% due 12/20/2012	762	748
7.474% due 12/20/2012	6,476	6,356

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	5,000	4,856

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	1,700	1,652

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ineos Group Holdings PLC
7.580% due 10/07/2012	$1,735	$1,690
7.580% due 10/07/2013	2,485	2,422
7.591% due 10/07/2012	104	103
8.080% due 10/07/2014	2,485	2,431

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	2,415	2,402

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	7,950	7,628

MGM Mirage
6.495% due 10/03/2011	600	580
6.505% due 10/03/2011	800	774
8.375% due 10/03/2011	600	580

NRG Energy, Inc.
6.948% due 02/01/2013	2,116	2,081

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

Polypore, Inc.
7.380% due 05/15/2014	4,500	4,354

RH Donnelley, Inc.
6.710% due 06/30/2011	431	426
6.860% due 09/09/2010	188	186
6.860% due 06/30/2011	1,401	1,385
7.010% due 06/30/2011	575	568
7.050% due 06/30/2011	287	284
7.070% due 09/09/2010	65	64
7.200% due 06/30/2011	718	712
7.220% due 06/30/2011	575	568

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,470
13.375% due 08/01/2008	500	490

SLM Corp.
6.000% due 06/30/2008	2,000	1,993

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.350% due 08/23/2013	5,000	4,877

Tribune Co.
8.244% due 05/30/2014	4,750	4,335

Total Bank Loan Obligations (Cost $138,574)		135,920

CORPORATE BONDS & NOTES 48.9%

BANKING & FINANCE 14.3%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,041

AES Red Oak LLC
8.540% due 11/30/2019	2,601	2,783

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	242

American Express Bank FSB
5.826% due 06/12/2009	3,000	2,988

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.875% due 05/15/2008	1,000	984
5.210% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,975

Banco Santander Chile
6.074% due 12/09/2009	5,000	5,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
3.875% due 01/15/2008	$920	$916
4.750% due 08/01/2015	1,400	1,324

BankAmerica Instit-A
8.070% due 12/31/2026	500	520

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,680

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	970
6.400% due 10/02/2017 (b)	13,500	13,465
6.950% due 08/10/2012	4,000	4,175

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538
6.722% due 12/31/2049	2,000	1,924

Calabash Re II Ltd.
16.594% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	992

Citicorp
6.375% due 11/15/2008	400	406

Citigroup, Inc.
6.000% due 02/21/2012	650	669

Columbia University
6.875% due 12/15/2015	500	537

Colvis Finance
8.000% due 02/02/2009	4,000	3,964

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,231

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,806

Credit Agricole S.A.
5.505% due 05/28/2009	2,000	2,002
5.555% due 05/28/2010	10,000	10,014

DBS Bank Ltd.
5.750% due 05/16/2017	5,000	5,012

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,032

East Lane Re Ltd.
12.356% due 05/06/2011	1,000	1,005

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,969
5.250% due 07/29/2014	6,625	6,586

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
5.800% due 01/12/2009	5,840	5,642
6.625% due 06/16/2008	1,000	993
7.250% due 10/25/2011	3,150	2,954
7.375% due 02/01/2011	3,475	3,332
7.800% due 06/01/2012	1,200	1,143
8.000% due 12/15/2016	1,680	1,574
10.944% due 06/15/2011	3,640	3,717

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	898
7.625% due 06/01/2015	375	355

Foundation Re II Ltd.
12.270% due 11/26/2010	1,800	1,848

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Frank Russell Co.
5.625% due 01/15/2009	$500	$504

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,417

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,053
5.480% due 04/10/2012	18,000	17,786
5.734% due 03/16/2009	700	699
5.875% due 02/15/2012	500	514

General Motors Acceptance Corp.
6.360% due 09/23/2008	900	887
8.000% due 11/01/2031	3,190	3,138

General RE Corp.
9.000% due 09/12/2009	500	541

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,171
5.250% due 10/15/2013	2,400	2,348
5.690% due 07/23/2009	2,150	2,151
5.700% due 09/01/2012	165	167
6.125% due 02/15/2033	45	44
6.750% due 10/01/2037 (b)	11,275	11,357
7.350% due 10/01/2009	500	522

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,438

HBOS PLC
5.920% due 09/29/2049	7,500	6,796

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,901

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,951

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	374

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,427

HSBC Finance Corp.
4.125% due 12/15/2008	500	495
4.750% due 07/15/2013	120	114
6.400% due 06/17/2008	950	956

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,372

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,073

Industrial Bank of Korea
4.000% due 05/19/2014	30	30

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,614
6.875% due 11/04/2011	1,800	1,841

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	2,993

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	975

John Deere Capital Corp.
5.382% due 09/25/2008	12,100	12,100

JPMorgan Chase & Co.
5.250% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	332

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,950

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	1,986

Longpoint Re Ltd.
10.944% due 05/08/2010	1,600	1,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	$3,475	$3,492
10.375% due 10/15/2017 (c)	750	728
11.625% due 10/15/2017	4,550	4,436

MBNA Capital B
6.156% due 02/01/2027	3,000	2,825

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (n)	10,000	9,998

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,211

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,365

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	616

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,515

Morgan Stanley
5.470% due 02/09/2009	700	696
5.485% due 01/18/2008	300	300
5.750% due 08/31/2012	4,400	4,412

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,285

Mystic Re Ltd.
11.841% due 12/05/2008	1,100	1,115
14.541% due 12/05/2008	850	866
15.541% due 06/07/2011	1,000	1,039

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	714
7.250% due 03/01/2012	4,815	5,142

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	604

NSG Holdings LLC
7.750% due 12/15/2025	1,510	1,502

Pemex Finance Ltd.
9.690% due 08/15/2009	532	554

Petroleum Export Ltd.
4.623% due 06/15/2010	2,444	2,412
5.265% due 06/15/2011	7,023	7,016

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,647	3,669

Rabobank Capital Funding II
5.260% due 12/29/2049	860	814

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,600	5,736

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,234

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	536

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	7,004
6.875% due 11/29/2010	8,000	8,161
7.175% due 05/16/2013	2,350	2,400

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	500

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,000	2,102

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swiss Bank Corp. NY
7.000% due 10/15/2015	$500	$552

Targeted Return Index Securities Trust
7.140% due 05/01/2016	3,525	3,459

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,189
10.250% due 07/15/2013	1,200	1,293

Textron Financial Corp.
5.460% due 01/11/2010	15,000	14,894

TNB Capital L Ltd.
5.250% due 05/05/2015	570	556

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	960
6.625% due 03/20/2017	4,400	4,109
7.500% due 07/18/2016	7,050	7,034

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,369

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,465

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	259

Universal City Development Partners
11.750% due 04/01/2010	500	524

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	506

Ventas Realty LP
6.500% due 06/01/2016	400	396
6.750% due 04/01/2017	2,635	2,642
8.750% due 05/01/2009	500	519
9.000% due 05/01/2012	800	874

Vita Capital III Ltd.
6.460% due 01/01/2011	3,150	3,137

Wachovia Corp.
5.250% due 08/01/2014	500	491

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,578

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,113

		391,974

INDUSTRIALS 25.3%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	3,150	2,614

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,653

Albertson’s, Inc.
6.570% due 02/23/2028	800	680
7.450% due 08/01/2029	5,100	4,935
7.750% due 06/15/2026	2,150	2,148

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,588

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,412

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,376
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	517

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARAMARK Corp.
8.500% due 02/01/2015	$4,470	$4,582

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	6,250
8.750% due 03/01/2012	1,760	1,804

AstraZeneca PLC
5.400% due 06/01/2014	500	496

Atlantic Richfield Co.
8.530% due 02/27/2012	500	571

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance Ltd.
5.250% due 12/15/2015	7,300	7,112
6.750% due 11/01/2013	1,500	1,595

Boise Cascade LLC
8.235% due 10/15/2012	500	500

Bombardier, Inc.
8.000% due 11/15/2014	4,400	4,631

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	6,735	6,331

Bowater Canada Finance
7.950% due 11/15/2011	2,950	2,441

Brinker International, Inc.
5.750% due 06/01/2014	500	483

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	100

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,758

BW Group Ltd.
6.625% due 06/28/2017	760	789

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	28,299

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	522
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	335	343

CanWest Media, Inc.
8.000% due 09/15/2012	1,846	1,818

CBS Corp.
5.625% due 08/15/2012	3,500	3,488

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,064

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,596

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,352

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,028

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,929

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,578

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,250

Cisco Systems, Inc.
5.500% due 02/22/2016	500	497

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	584

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CODELCO, Inc.
5.625% due 09/21/2035	$12,000	$10,990
6.150% due 10/24/2036	12,100	11,852

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,392

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	353

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	101
6.875% due 06/15/2009	1,095	1,125
7.125% due 06/15/2013	2,130	2,270

Comcast Corp.
5.300% due 01/15/2014	2,000	1,944
5.500% due 03/15/2011	500	501
5.900% due 03/15/2016	2,900	2,890
6.500% due 01/15/2015	100	103
7.050% due 03/15/2033	200	211

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	511

Community Health Systems, Inc.
8.875% due 07/15/2015	6,275	6,479

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	569

Conoco Funding Co.
7.250% due 10/15/2031	2,500	2,827

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,208

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	438
7.750% due 11/15/2015	525	545

CSC Holdings, Inc.
7.625% due 04/01/2011	3,150	3,174
7.875% due 02/15/2018	5,389	5,254
8.125% due 08/15/2009	25	26

CVS Caremark Corp.
5.921% due 06/01/2010	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,426

Delhaize America, Inc.
8.050% due 04/15/2027	600	642
9.000% due 04/15/2031	3,695	4,420

Delta Air Lines, Inc.
7.379% due 05/18/2010	4,685	4,733

Dex Media West LLC
9.875% due 08/15/2013	2,980	3,185

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	257

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	100	100

DRS Technologies, Inc.
7.625% due 02/01/2018	1,775	1,819

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	625
8.375% due 05/01/2016	9,420	9,514

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,910
7.125% due 02/01/2016	5,025	5,188

El Paso Corp.
7.000% due 06/15/2017	9,500	9,694
7.750% due 06/15/2010	300	312
8.050% due 10/15/2030	2,550	2,634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embraer Overseas Ltd.
6.375% due 01/24/2017	$1,400	$1,393

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,364

Enterprise Products Operating LP
4.000% due 10/15/2007	700	700
4.625% due 10/15/2009	1,100	1,091
4.950% due 06/01/2010	600	598

Equistar Chemicals LP
10.125% due 09/01/2008	27	28

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,244

Fisher Communications, Inc.
8.625% due 09/15/2014	500	520

Ford Motor Co.
7.450% due 07/16/2031	2,300	1,817

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	304	333

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,545	5,379
9.125% due 12/15/2014 (c)	610	567

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,750	6,704
7.288% due 08/16/2037	10,000	10,685
8.625% due 04/28/2034	4,740	6,141

Gazprom International S.A.
7.201% due 02/01/2020	5,756	5,875

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Motors Corp.
8.250% due 07/15/2023	5,325	4,686
8.800% due 03/01/2021	3,000	2,768

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	2,370	2,352

Georgia-Pacific Corp.
7.125% due 01/15/2017	6,250	6,078
8.000% due 01/15/2024	4,870	4,773
8.125% due 05/15/2011	800	816

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	602	632

Graphic Packaging International
8.500% due 08/15/2011	1,900	1,943

Greif, Inc.
6.750% due 02/01/2017	3,800	3,810

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	632

HCA, Inc.
6.750% due 07/15/2013	4,450	4,016
7.190% due 11/15/2015	1,700	1,478
9.125% due 11/15/2014	6,000	6,345
9.250% due 11/15/2016	5,000	5,325
9.625% due 11/15/2016 (c)	4,000	4,280

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,860

Hertz Corp.
8.875% due 01/01/2014	1,300	1,346

Hess Corp.
6.650% due 08/15/2011	810	847
7.300% due 08/15/2031	425	467

Hewlett-Packard Co.
6.500% due 07/01/2012	500	527

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$5,100	$5,182

Hospira, Inc.
4.950% due 06/15/2009	500	500

Host Marriott LP
7.000% due 08/15/2012	1,000	1,012

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,997

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,588

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,630

Invensys PLC
9.875% due 03/15/2011	96	102

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	916
8.800% due 01/30/2017	2,200	2,310

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	684

L-3 Communications Corp.
7.625% due 06/15/2012	3,860	3,966

Lyondell Chemical Co.
6.875% due 06/15/2017	3,150	3,434
8.000% due 09/15/2014	2,500	2,762
8.250% due 09/15/2016	2,700	3,058

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,615
9.500% due 08/01/2008	750	771

Marathon Oil Corp.
6.000% due 07/01/2012	500	514

MGM Mirage
7.500% due 06/01/2016	2,940	2,936

Miller Brewing Co.
5.500% due 08/15/2013	1,000	981

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	32,858

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	422

Norampac, Inc.
6.750% due 06/01/2013	1,170	1,123

Norfolk Southern Corp.
5.640% due 05/17/2029	164	149
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	6,100	6,306
10.750% due 07/15/2016	2,100	2,205

Northwest Airlines, Inc.
7.626% due 10/01/2011	1,506	1,474

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,219

Novelis, Inc.
7.250% due 02/15/2015	2,843	2,758

OPTI Canada, Inc.
8.250% due 12/15/2014	2,640	2,673

Oracle Corp.
5.000% due 01/15/2011	15,000	14,978

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,450	1,517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Peabody Energy Corp.
7.375% due 11/01/2016	$1,040	$1,102

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	10,167
6.180% due 12/03/2012	7,100	7,098
6.625% due 06/15/2035	420	435
6.994% due 06/15/2010	700	712
7.160% due 10/15/2009	2,600	2,671
7.375% due 12/15/2014	3,406	3,762
8.000% due 11/15/2011	1,800	1,973
8.625% due 02/01/2022	2,117	2,622
9.125% due 10/13/2010	500	554
9.250% due 03/30/2018	4,068	5,128
9.375% due 12/02/2008	203	213

Petrobras International Finance Co.
6.125% due 10/06/2016	500	506

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	4,440
5.375% due 04/12/2027	2,800	1,778

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	974

Plains Exploration & Production Co.
7.000% due 03/15/2017	1,000	940

Premark International, Inc.
6.875% due 11/15/2008	500	510

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	415

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	2,800	2,688

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	2,247

Qwest Communications International, Inc.
7.500% due 02/15/2014	15,125	15,390

Range Resources Corp.
7.500% due 05/15/2016	1,000	1,025

Reynolds American, Inc.
7.625% due 06/01/2016	8,850	9,467

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,918
8.875% due 10/15/2017 (b)	600	609

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,002

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,852

Rowan Cos., Inc.
5.880% due 03/15/2012	2,861	2,956

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,267
7.500% due 10/15/2027	2,475	2,332

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,015

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	547

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,277

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,719

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	501

SemGroup LP
8.750% due 11/15/2015	5,150	5,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sensata Technologies BV
8.000% due 05/01/2014	$2,940	$2,881

Service Corp. International
7.625% due 10/01/2018	1,570	1,637

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,062

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	681
8.375% due 07/01/2012	5,150	5,176

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,000

Spansion, Inc.
8.746% due 06/01/2013	400	383

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,549
7.750% due 08/15/2016	1,450	1,443

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,553

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	992

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	264
9.875% due 07/01/2014	750	690

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,364

Tesoro Corp.
6.500% due 06/01/2017	2,300	2,294

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,250	1,217

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,161
6.875% due 05/01/2012	2,625	2,757
7.700% due 05/01/2032	200	220

TransDigm, Inc.
7.750% due 07/15/2014	2,400	2,436

Transocean, Inc.
5.869% due 09/05/2008	300	300

Trinity Industries, Inc.
6.500% due 03/15/2014	800	772

TRW Automotive, Inc.
7.000% due 03/15/2014	5,735	5,592
7.250% due 03/15/2017	2,200	2,156

Tyco International Group S.A.
6.375% due 10/15/2011	445	456
6.750% due 02/15/2011	500	527

United Airlines, Inc.
6.201% due 03/01/2010	481	479
7.336% due 01/02/2021	500	478
10.850% due 02/19/2015 (a)	1,102	536

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,238
6.250% due 01/23/2017	2,900	2,947
8.250% due 01/17/2034	20,500	24,365

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,484
11.375% due 08/01/2016	1,985	2,099

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,356

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,465
9.125% due 02/01/2017	6,300	6,221

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	972
8.800% due 12/30/2014	500	577

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
6.200% due 06/20/2014	$500	$523
6.375% due 03/01/2012	640	671

Waste Management, Inc.
7.375% due 08/01/2010	900	953
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,515
7.500% due 01/15/2031	3,500	3,649
7.625% due 07/15/2019	1,500	1,614
7.750% due 06/15/2031	115	121
7.875% due 09/01/2021	5,000	5,462

Williams Partners LP
7.250% due 02/01/2017	2,600	2,665

Wyeth
6.450% due 02/01/2024	300	308

Wynn Las Vegas LLC
6.625% due 12/01/2014	3,070	3,024

Xerox Corp.
9.750% due 01/15/2009	300	315

		695,591

UTILITIES 9.3%
AES Corp.
8.750% due 05/15/2013	4,040	4,247

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,349
5.750% due 01/15/2015	15,400	15,395

American Cellular Corp.
10.000% due 08/01/2011	235	247

AT&T Corp.
6.000% due 03/15/2009	260	263
7.300% due 11/15/2011	947	1,018

Beaver Valley II Funding
9.000% due 06/01/2017	319	354

BellSouth Corp.
5.658% due 08/15/2008	300	300
6.875% due 10/15/2031	2,500	2,625

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,468

Carolina Power & Light Co.
5.125% due 09/15/2013	750	735

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	5,063

Citizens Communications Co.
7.000% due 11/01/2025	400	323
7.875% due 01/15/2027	1,750	1,715
9.000% due 08/15/2031	2,770	2,825

Complete Production Services, Inc.
8.000% due 12/15/2016	600	596

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	692

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,480

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,448

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,602
5.700% due 09/17/2012	260	261

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,471
5.625% due 11/30/2012	225	228

Edison Mission Energy
7.000% due 05/15/2017	860	851

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.200% due 05/15/2019	$3,600	$3,564
7.625% due 05/15/2027	3,225	3,128

Embarq Corp.
7.082% due 06/01/2016	6,150	6,386

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,304

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,893

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,426

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.980% due 12/01/2009	2,600	2,580
6.474% due 12/08/2008	3,500	3,513

Florida Power Corp.
5.975% due 11/14/2008	5,000	5,006

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,689

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	5,189

Homer City Funding LLC
8.734% due 10/01/2026	3,773	4,226

Idearc, Inc.
8.000% due 11/15/2016	4,025	4,035

Insight Midwest LP
9.750% due 10/01/2009	260	261

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,280
8.625% due 11/14/2011	4,125	4,383

KT Corp.
4.875% due 07/15/2015	3,000	2,831

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,302
7.250% due 06/28/2017	400	394
7.750% due 10/17/2016	600	610
7.875% due 06/29/2037	400	393

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	305

Midwest Generation LLC
8.560% due 01/02/2016	355	380

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,027

Nevada Power Co.
5.875% due 01/15/2015	450	442
6.500% due 05/15/2018	6,050	6,112

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,414

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	4,704

NiSource Finance Corp.
6.064% due 11/23/2009	7,000	6,948

NRG Energy, Inc.
7.250% due 02/01/2014	700	704
7.375% due 02/01/2016	5,675	5,703
7.375% due 01/15/2017	1,330	1,333

NSTAR Electric Co.
7.800% due 05/15/2010	500	533

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,516

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	514

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Progress Energy, Inc.
7.000% due 10/30/2031	$170	$181
7.100% due 03/01/2011	4,796	5,048

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,269

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,937
5.500% due 12/01/2015	900	874
6.950% due 06/01/2012	270	285
7.750% due 04/15/2011	1,000	1,072

Qwest Corp.
6.500% due 06/01/2017	1,000	985
7.250% due 09/15/2025	2,250	2,222
7.250% due 10/15/2035	1,550	1,500
7.500% due 06/15/2023	1,800	1,782
8.875% due 03/15/2012	5,190	5,690

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,358	1,345

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	430
6.332% due 09/30/2027	11,800	11,453

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,908
7.625% due 06/15/2014	3,725	3,772
7.875% due 06/15/2017	5,450	5,511

Rural Cellular Corp.
9.875% due 02/01/2010	9,820	10,311

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,672

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,009	999

TECO Energy, Inc.
6.750% due 05/01/2015	7,050	7,251
7.500% due 06/15/2010	1,300	1,367

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,821

UBS Luxembourg SA for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	13,409

Verizon Communications, Inc.
5.550% due 02/15/2016	400	397

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	474

Verizon New England, Inc.
6.500% due 09/15/2011	625	648

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	506

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	236

		256,596

Total Corporate Bonds & Notes (Cost $1,355,980)		1,344,161

MUNICIPAL BONDS & NOTES 0.4%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,009

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	779

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	$500	$505

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	489

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	496

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,637

Total Municipal Bonds & Notes (Cost $10,732)		10,915

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2020	4,335	4,097
4.246% due 02/01/2035	630	635
4.500% due 02/01/2035 - 08/01/2035	2,219	2,061
5.000% due 12/01/2013 - 02/01/2036	10,606	10,404
5.165% due 04/01/2036	551	553
5.235% due 03/01/2036	498	501
5.500% due 12/01/2032 - 10/01/2037	213,945	209,722
5.500% due 01/01/2033 - 06/01/2037 (i)	65,630	64,327
5.631% due 03/25/2017	116	117
6.000% due 04/01/2016 - 05/01/2037	103,900	104,086
6.000% due 09/01/2036 - 11/01/2036 (i)	60,686	60,797
6.064% due 10/18/2030	18	18
6.208% due 03/01/2044	199	200
6.260% due 12/01/2036	263	267
6.278% due 03/01/2011	383	395
6.500% due 08/01/2011 - 12/01/2029	287	295
6.850% due 12/18/2027	258	268
7.243% due 09/01/2031	31	31
8.000% due 06/01/2008	18	18

Federal Farm Credit Bank
7.561% due 11/29/2049	500	542

Federal Home Loan Bank
4.060% due 08/25/2009	295	290

Freddie Mac
4.000% due 04/15/2022	669	666
5.000% due 06/15/2016 - 09/15/2024	1,720	1,721
5.500% due 03/15/2017 - 09/15/2017	4,069	4,119
5.982% due 02/15/2019	7,955	7,934
6.205% due 10/25/2044 - 02/25/2045	406	406
6.252% due 09/15/2030	62	61
6.405% due 07/25/2044	580	579
6.500% due 07/25/2043	23	23
7.000% due 06/15/2013	33	34
7.260% due 05/01/2023	36	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	477	470
4.045% due 07/16/2020	716	705
4.385% due 08/16/2030	1,492	1,474
4.500% due 08/15/2033	47	45
5.117% due 06/16/2023	332	333
5.750% due 07/20/2026	43	43
6.125% due 11/20/2023 - 11/20/2027	111	112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.375% due 03/20/2026 - 05/20/2026	$101	$102
6.569% due 09/16/2026	1,000	1,039
8.000% due 03/20/2030	100	106
8.500% due 07/20/2030 - 03/20/2031	26	28
9.000% due 10/15/2008 - 11/15/2008	3	3
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	9	9
10.000% due 07/15/2013	16	18

New Valley Generation
7.299% due 03/15/2019	822	900

Private Export Funding Corp.
4.550% due 05/15/2015	750	737
5.750% due 01/15/2008	500	501

Small Business Administration
4.340% due 03/01/2024	279	266
4.504% due 02/01/2014	121	115
5.130% due 09/01/2023	54	54
5.886% due 09/01/2011	307	311
6.030% due 02/01/2012	2,232	2,269
6.900% due 12/01/2020	1,127	1,177
7.150% due 03/01/2017	530	550
7.300% due 05/01/2017	398	413
7.640% due 03/10/2010	53	55

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,027

Total U.S. Government Agencies (Cost $488,286)		488,096

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	7,186	7,136
2.000% due 07/15/2014	2,332	2,301
2.000% due 01/15/2026	316	302
2.375% due 04/15/2011	316	319
2.375% due 01/15/2027	21,689	21,960

U.S. Treasury Notes
3.375% due 02/15/2008	300	299
4.375% due 01/31/2008	900	901

Total U.S. Treasury Obligations (Cost $33,402)		33,218

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	10,814	10,758

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	936	941

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	11,427	11,291
4.613% due 01/25/2034	56	56
4.779% due 01/25/2034	24	24
5.302% due 02/25/2033	25	25
5.605% due 02/25/2033	116	116

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	153	153
5.507% due 09/25/2035	2,933	2,930

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	531

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	114	114

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	774	766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	$272	$273

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	7	7

Countrywide Home Loan Mortgage Pass-Through Trust
3.850% due 10/19/2032	21	21
4.721% due 02/25/2034	2,980	2,929
4.853% due 04/20/2035	1,805	1,789
5.361% due 05/25/2035	397	387
5.401% due 05/25/2034	1	1

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,030

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	1,870	1,855
4.666% due 03/15/2036	11,500	11,283
5.435% due 09/15/2034	525	532

Denver Arena Trust
6.940% due 11/15/2019	311	308

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	528	525

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	997

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,256

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,003	1,989

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,927	2,901
6.620% due 10/18/2030	344	345
6.624% due 05/03/2018	600	636

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,997

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.922% due 10/15/2017	2,609	2,609

MASTR Adjustable Rate Mortgages Trust
5.046% due 11/25/2033	105	107
5.186% due 08/25/2034	238	238

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	3,717	3,687

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,438	5,308

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,853
5.882% due 07/15/2019	605	605

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,077	1,078

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734

Salomon Brothers Mortgage Securities VII, Inc.
5.631% due 05/25/2032	107	107

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,164	1,159

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	3,917	3,832

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,910	1,887

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,007	3,004

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	20	20

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
4.208% due 06/25/2033	$685	$678
5.527% due 02/27/2034	26	26
5.671% due 12/25/2027	614	614
5.983% due 08/25/2046	1,240	1,216
6.383% due 06/25/2042	34	33

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,358	1,347

Total Mortgage-Backed Securities (Cost $129,189)		129,611

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
5.211% due 02/25/2036	216	216

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	7,000	6,959

Carrington Mortgage Loan Trust
5.381% due 06/25/2035	2,281	2,268

CPL Transition Funding LLC
6.250% due 01/15/2017	750	784

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	786

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	7	8

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	682

JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037	454	450

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	278	277

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	265	263

MASTR Asset-Backed Securities Trust
5.241% due 11/25/2035	393	392

Morgan Stanley ABS Capital I
5.201% due 02/25/2036	584	582

NPF XII, Inc.
2.232% due 10/01/2003 (a)	1,000	5

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	145	145

Residential Asset Securities Corp.
5.201% due 07/25/2036	643	640
5.211% due 01/25/2036	129	129
5.211% due 02/25/2036	100	100

SLM Student Loan Trust
5.340% due 04/25/2014	3,032	3,033
5.510% due 01/25/2017	900	900

Structured Asset Securities Corp.
5.261% due 12/25/2035	237	237

USAA Auto Owner Trust
5.337% due 07/11/2008	1,527	1,527

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	287	290

Total Asset-Backed Securities (Cost $20,790)		20,789

SOVEREIGN ISSUES 8.7%
Argentina Bonos
5.389% due 08/03/2012	35,255	20,034

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,628
8.250% due 09/19/2027	570	690

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Brazilian Government International Bond
7.875% due 03/07/2015	$5,440	$6,158
8.750% due 02/04/2025	2,830	3,629
8.875% due 10/14/2019	8,400	10,479
8.875% due 04/15/2024	2,157	2,783

Chile Government International Bond
5.500% due 01/15/2013	635	647

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,616
7.375% due 09/18/2037	3,900	4,300
8.250% due 12/22/2014	5,200	5,876
10.000% due 01/23/2012	941	1,099
10.375% due 01/28/2033	275	405
10.750% due 01/15/2013	8,800	10,780
11.750% due 02/25/2020	725	1,066

Croatia Government International Bond
6.188% due 07/31/2010	83	84

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,122
10.250% due 11/08/2011	1,000	1,155

Hong Kong Government International Bond
5.125% due 08/01/2014	750	744

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,949

Korea Development Bank
4.250% due 11/13/2007	2,467	2,464
4.750% due 07/20/2009	2,250	2,235
5.478% due 10/31/2008	500	500
5.750% due 09/10/2013	385	387
5.760% due 10/20/2009	1,800	1,801
5.775% due 11/22/2012	7,500	7,469

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,481
5.125% due 05/20/2015	750	726

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	3,444	3,442
6.750% due 09/27/2034	4,000	4,360
8.000% due 09/24/2022	45	55
9.875% due 02/01/2010	115	128
11.500% due 05/15/2026	1,000	1,615

Pakistan Government International Bond
7.125% due 03/31/2016	3,200	2,896

Panama Government International Bond
6.700% due 01/26/2036	14,824	15,306
7.250% due 03/15/2015	2,325	2,499
8.875% due 09/30/2027	2,600	3,328
9.375% due 07/23/2012	1,843	2,122
9.375% due 04/01/2029	75	101
9.625% due 02/08/2011	442	496

Peru Government International Bond
6.550% due 03/14/2037	320	331
8.375% due 05/03/2016	3,870	4,557
8.750% due 11/21/2033	1,000	1,318

Poland Government International Bond
4.000% due 10/27/2024	55	50

Republic of Korea
4.875% due 09/22/2014	2,100	2,048

Russia Government International Bond
7.500% due 03/31/2030	9,628	10,875
8.250% due 03/31/2010	4,333	4,515
11.000% due 07/24/2018	500	709
12.750% due 06/24/2028	500	893

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Socialist Republic of Vietnam
4.000% due 03/12/2028		$10,000	$8,255
6.875% due 01/15/2016		3,000	3,144

South Africa Government International Bond
5.875% due 05/30/2022		750	736
6.500% due 06/02/2014		7,500	7,912
7.375% due 04/25/2012		2,730	2,955

Ukraine Government International Bond
6.875% due 03/04/2011		780	801
7.650% due 06/11/2013		9,975	10,674
8.693% due 08/05/2009		11,700	12,318

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,072
8.000% due 11/18/2022		9,471	10,561
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,655
6.000% due 12/09/2020		6,200	5,006
6.360% due 04/20/2011		1,500	1,405
8.500% due 10/08/2014		2,000	2,010
9.250% due 09/15/2027		1,500	1,556
10.750% due 09/19/2013		1,980	2,193

Total Sovereign Issues (Cost $234,814)			240,078

FOREIGN CURRENCY-DENOMINATED ISSUES 15.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	981

Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	1,500	2,162

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,241

BCM Ireland Finance Ltd.
9.506% due 08/15/2016		1,900	2,730

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,051

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	31,740	15,906

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	627
12.500% due 01/05/2022		5,200	3,482

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,445
6.000% due 08/15/2024		26,700	23,122
6.000% due 05/15/2045		4,000	3,508
10.000% due 01/01/2012		74,475	38,733

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,789

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,676

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,434

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,746

Eircom Group PLC
6.625% due 08/15/2014		1,750	2,408
6.875% due 08/15/2015		1,750	2,431

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,866

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,468

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	266
5.875% due 06/01/2015		14,000	19,491
7.800% due 09/27/2010		3,500	5,253

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	5,700	$7,564

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,095

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,665

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,319

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,547

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,197

JSG Holding PLC
6.550% due 11/29/2013	EUR	2,000	2,774
7.050% due 11/29/2014		2,000	2,792

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	3,341

Mexican Bonos
8.000% due 12/17/2015	MXN	121,000	11,123

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,838

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	879

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	884

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013	EUR	3,321	4,650
6.580% due 11/30/2014		4,100	5,772
8.250% due 05/01/2016		3,300	4,953

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,333

OI European Group BV
6.875% due 03/31/2017		820	1,137

PagesJaunes Groupe
6.500% due 01/11/2014		4,000	5,473

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,061

Pylon Ltd.
6.224% due 12/18/2008		1,500	2,153

QBE International Holdings PLC
8.547% due 08/03/2020	AUD	3,000	2,746

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,470

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	$3,203

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,202
9.370% due 04/06/2011		4,000	7,969

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	1,087

South Africa Government Bond
13.000% due 08/31/2010	ZAR	369,700	59,131

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,508

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	868
0.967% due 05/25/2011		100,000	869
4.375% due 10/27/2014	EUR	3,500	4,897

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	7,153

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,945

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,483

UPC Financing Partnership
6.302% due 12/31/2014		6,456	8,769

UPC Holding BV
7.750% due 01/15/2014		2,300	3,230

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	21,200	878
5.000% due 09/14/2018 (e)		30,369	1,466
6.875% due 01/19/2016	EUR	13,000	19,325

Veolia Environnement
4.875% due 05/28/2013		3,460	4,846

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,595

Total Foreign Currency-Denominated Issues (Cost $394,203)			416,006

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
Vale Capital Ltd.
5.500% due 06/15/2010		152,500	10,218

Total Convertible Preferred Stocks (Cost $7,645)			10,218

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,335	$2,347

Total Preferred Stocks (Cost $2,453)		2,347

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.230% due 11/16/2007	$2,500	2,483

Freddie Mac
4.000% due 10/01/2007	15,000	15,000

		17,483

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	2,726	2,726

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $2,783. Repurchase proceeds are $2,727.)

U.S. TREASURY BILLS 1.7%
3.839% due 11/29/2007 - 12/13/2007 (d)(f)(j)	46,510	46,012

Total Short-Term Instruments (Cost $66,360)		66,221

PURCHASED OPTIONS (l) 1.0%
(Cost $19,754)		28,690

Total Investments (g) 106.5% (Cost $2,902,182)		$2,926,270

Written Options (m) (0.8%) (Premiums $18,868)		(22,220)

Other Assets and Liabilities (Net) (5.7%)		(156,344)

Net Assets 100.0%		$2,747,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $24,980 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $52,990 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(i)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $121,093 at a weighted average rate of 5.43%. On September 30, 2007, securities valued at $125,124 were pledged as collateral for reverse repurchase agreements.

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(j)	Securities with an aggregate market value of $9,161 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2008	103	$62
90-Day Eurodollar June Futures	Long	06/2009	940	1,187
Euro-Bund 10-Year Bond December Futures	Long	12/2007	342	(324)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,849	280
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,346	451
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	197

				$1,854

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	EUR	4,900	$123
Deutsche Bank AG	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		3,000	(118)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		6,975	169
Lehman Brothers, Inc.	Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012		26,000	(968)
Morgan Stanley	Dow Jones iTraxx Europe 4 Index	Sell	0.350%		12/20/2010		43,600	163
Morgan Stanley	Dow Jones iTraxx Europe 5 Index	Sell	0.400%		06/20/2011		2,500	0
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	18
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	17
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	(43)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		1,800	6
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		4,500	(264)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	10
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	(4)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	185
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		3,900	15
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	(112)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	79
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(62)
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	139
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	111
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	93
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,000	39
Barclays Bank PLC	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,000	41
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	(100)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.550%		09/20/2012		4,700	566
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	(72)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		30,000	(234)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012		9,000	(83)

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	$4,000	$302
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011	1,000	102
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	3,700	(13)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	3,000	(83)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012	5,650	148
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%		09/20/2012	1,000	13
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	1,000	(16)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	7,200	331
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	17,000	(108)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	3,000	(16)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	5,460	(62)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017	5,000	71
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017	5,000	82
Deutsche Bank AG	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	4,500	173
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	15,000	2
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	6,500	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	9,000	705
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	4,200	576
Goldman Sachs & Co.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	43,500	(23)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013	810	94
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013	350	40
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013	200	21
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	210	17
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	3,300	160
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	438
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	5,000	(24)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	200	25
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	13
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	1,500	(34)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	186
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	137
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	54
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(57)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	(18)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	(31)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	(23)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	42
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	47
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	(12)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	3,000	(15)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	41,810	(1,405)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	149,600	(1,240)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	75,600	(64)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	$1,500	$20
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	89
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	10,000	458
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	1,000	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	83
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	13,000	(424)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	4,000	(22)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	4,000	302
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	8,000	1,096
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	4,500	391
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	14
Morgan Stanley	Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus 0.100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	15,000	9
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	46
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	(55)
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	(5)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,700	60
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	5,400	(34)
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	6,500	(4)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	4,000	(33)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	4,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	42
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	15
Morgan Stanley	Phillipines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	300	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	26
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	(56)
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	(54)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	19
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	4
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2

							$2,875

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$19,000	$(2,104)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	(2,184)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	4,900	(764)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,000	(2,079)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	18,500	(4,267)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	(2,188)

						$(13,586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	41,000	$(234)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,800	(51)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	500	3
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		7,500	35
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	(138)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		4,100	1
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(2,438)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	(144)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	(22)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	(22)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	(69)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		14,800	(126)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,000	(13)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	(18)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	(19)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		3,300,000	94
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	142
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	139
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	828
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		34,000	(56)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	52
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	157
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	96,600	(916)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	12
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		113,000	4,148
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		172,000	1,179

							$2,781

(l)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put-CBOT U.S. Treasury 10-Year Note December Futures	$98.000	11/20/2007	127	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,070,000	$5,751	$8,477
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,380,000	8,177	10,894
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	941,000	4,901	8,306

							$18,829	$27,677

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$462	$504
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	461	507

					$923	$1,011

(m)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,609	$433	$603
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,609	467	352

				$900	$955

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$460,000	$5,405	$6,454
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	600,000	7,275	7,750
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	409,000	4,706	6,591

							$17,386	$20,795

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	$22,700	$36	$25
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	22,700	36	50
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	55,500	205	55
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	55,500	305	340

							$582	$470

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$9,900	$9,998	0.36%

(o)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,525	$9,327	$9,330
Fannie Mae	6.000%	10/01/2037	102,000	102,250	102,143

				$111,577	$111,473

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments Diversified Income Fund (Cont.)	(Unaudited) September 30, 2007

(p)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	336	10/2007	$16	$0	$16
Sell		3,160	10/2007	0	(45)	(45)
Buy	BRL	8,261	10/2007	344	0	344
Sell		8,261	10/2007	0	(283)	(283)
Buy		38,983	03/2008	2,263	0	2,263
Sell		141,646	03/2008	0	(2,554)	(2,554)
Buy		8,261	07/2008	248	0	248
Sell	CAD	7,422	11/2007	0	(144)	(144)
Buy	CLP	113,763	11/2007	15	0	15
Buy		2,433,405	03/2008	146	0	146
Buy	CNY	1,552	12/2007	1	0	1
Buy		326,733	01/2008	43	(7)	36
Buy		72,587	07/2008	84	0	84
Buy	COP	10,333,635	03/2008	328	0	328
Buy	CZK	8,181	03/2008	28	0	28
Sell	EUR	122,406	10/2007	0	(8,283)	(8,283)
Sell	GBP	11,803	11/2007	0	(407)	(407)
Buy	HKD	312	11/2007	0	0	0
Buy	HUF	3,598,810	11/2007	1,567	0	1,567
Sell		3,598,810	11/2007	0	(588)	(588)
Buy	IDR	3,953,037	10/2007	0	0	0
Sell		3,953,037	10/2007	0	(16)	(16)
Buy		3,984,037	05/2008	17	0	17
Buy	ILS	888	12/2007	10	0	10
Buy	INR	15,732	10/2007	12	0	12
Sell		15,732	10/2007	0	(16)	(16)
Buy		1,077,808	11/2007	269	0	269
Sell		243,287	11/2007	6	0	6
Buy		24,380	05/2008	21	0	21
Sell	JPY	588,547	10/2007	0	(262)	(262)
Buy	KRW	12,976,065	11/2007	196	0	196
Buy		2,779,520	05/2008	72	0	72
Buy		1,591,683	08/2008	29	0	29
Buy	MXN	294,271	03/2008	369	(6)	363
Buy		199,134	07/2008	77	0	77
Buy	MYR	1,673	10/2007	4	0	4
Sell		1,673	10/2007	0	(5)	(5)
Buy		1,673	08/2008	3	0	3
Buy	NOK	1,142	12/2007	15	0	15
Buy	PLN	32,919	03/2008	743	0	743
Buy		25,078	07/2008	341	0	341
Buy	RUB	22,916	11/2007	56	0	56
Buy		462,905	12/2007	612	0	612
Buy		254,706	01/2008	384	0	384
Buy		274,870	07/2008	125	0	125
Sell		137,435	07/2008	0	(94)	(94)
Buy	SGD	3,500	10/2007	48	0	48
Sell		3,185	10/2007	0	(44)	(44)
Buy		8,375	11/2007	83	0	83
Buy		5,048	02/2008	41	0	41
Buy		3,544	05/2008	50	0	50
Buy	SKK	10,522	03/2008	19	0	19
Buy	TRY	824	03/2008	93	0	93
Sell	ZAR	28,346	07/2008	0	(163)	(163)

				$8,778	$(12,917)	$(4,139)

42	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 12.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	142,190	$71,429

Brazilian Government International Bond
10.250% due 01/10/2028		15,120	8,702
12.500% due 01/05/2016		18,650	11,701
12.500% due 01/05/2022		14,469	9,689

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,043
10.000% due 01/01/2012		348,240	181,260

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		200	205

Total Brazil (Cost $272,965)			286,029

COLOMBIA 3.5%
Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,126
11.750% due 03/01/2010		9,750,000	5,062
12.000% due 10/22/2015		80,036,000	43,487

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	15,252

Total Colombia (Cost $85,022)			78,927

CZECH REPUBLIC 5.8%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	482,000	23,885
3.700% due 06/16/2013		2,400	121
3.750% due 09/12/2020		261,000	12,277
6.400% due 04/14/2010		1,733,000	94,900

Total Czech Republic (Cost $122,615)			131,183

EGYPT 0.5%
Arab Republic of Egypt
8.750% due 07/18/2012	EGP	60,000	11,014

Total Egypt (Cost $10,484)			11,014

HUNGARY 7.6%
Hungary Government Bond
5.500% due 02/12/2014	HUF	17,189,240	91,730
5.500% due 02/12/2016		8,707,000	45,786
7.250% due 06/12/2012		6,155,000	35,650

Total Hungary (Cost $163,579)			173,166

MEXICO 7.6%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,893
9.000% due 01/15/2016		35,000	3,331

Mexican Bonos
7.250% due 12/15/2016		340,000	29,786
7.500% due 06/03/2027		29,000	2,535
8.000% due 12/17/2015		1,351,330	124,225

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,269

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	99
9.125% due 02/01/2017		50	49

Total Mexico (Cost $173,595)			171,187

PERU 0.7%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,737
9.910% due 05/05/2015		34,344	13,659

Total Peru (Cost $15,207)			15,396

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND 5.3%
Poland Government International Bond
4.250% due 05/24/2011	PLN	320	$116
4.750% due 04/25/2012		103,800	37,970
5.750% due 03/24/2010		145,580	55,611
5.750% due 09/23/2022		69,092	26,195

Total Poland (Cost $113,049)			119,892

SLOVAKIA 0.1%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,692

Total Slovakia (Cost $1,548)			1,692

SOUTH AFRICA 9.6%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	881,680	123,272
8.000% due 12/21/2018		96,000	13,819
8.750% due 12/21/2014		172,500	25,625
10.000% due 02/28/2009		10,000	1,466
13.000% due 08/31/2010		332,899	53,245

Total South Africa (Cost $213,027)			217,427

SWITZERLAND 0.2%
UBS AG
5.350% due 07/23/2009		$5,000	4,979

Total Switzerland (Cost $4,986)			4,979

TURKEY 7.7%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	454
0.000% due 11/26/2008		18,960	13,091
14.000% due 01/19/2011		177,913	139,545
15.000% due 02/10/2010		1,055	853
16.000% due 03/07/2012		25,900	21,056

Total Turkey (Cost $151,494)			174,999

UNITED STATES 0.1%
Fannie Mae
5.500% due 06/01/2037		$2,000	1,959

Total United States (Cost $1,939)			1,959

URUGUAY 0.6%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	122,554	5,074
5.000% due 09/14/2018 (b)		189,122	9,132

Total Uruguay (Cost $14,108)			14,206

SHORT-TERM INSTRUMENTS 35.2%

COMMERCIAL PAPER 35.0%
Bank of America Corp.
5.230% due 11/16/2007		$8,000	7,947
5.245% due 10/26/2007		6,900	6,875
5.250% due 10/02/2007		7,800	7,799

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		3,300	3,245
5.260% due 10/02/2007		38,800	38,794
5.520% due 10/15/2007		25,200	25,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danske Corp.
5.040% due 10/04/2007		$61,500	$61,474

DnB NORBank ASA
5.050% due 01/25/2008		61,100	60,076
5.080% due 01/04/2008		6,600	6,508

Freddie Mac
4.000% due 10/01/2007		75,500	75,500

General Electric Capital Corp.
5.240% due 10/31/2007		43,700	43,509

HBOS Treasury Services PLC
5.250% due 11/01/2007		86,700	86,308

Intesa Funding LLC
5.180% due 10/01/2007		61,800	61,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		61,800	61,800

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		2,300	2,261

Svenska Handelsbanken AB
5.100% due 12/19/2007		6,600	6,523
5.540% due 10/15/2007		58,200	58,075

Swedbank AB
5.065% due 10/29/2007		2,300	2,291
5.105% due 12/19/2007		6,600	6,523
5.540% due 10/17/2007		58,200	58,057

UBS Finance Delaware LLC
5.200% due 10/23/2007		2,300	2,293
5.230% due 10/15/2007		8,900	8,882
5.240% due 10/02/2007		4,500	4,499
5.245% due 10/26/2007		8,800	8,768

Unicredito Italiano SpA
5.185% due 11/27/2007		14,000	13,885
5.200% due 10/26/2007		24,500	24,411
5.500% due 10/15/2007		25,900	25,845

Westpac Banking Corp.
5.245% due 10/25/2007		22,100	22,023

			791,117

REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		148	148

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $153. Repurchase proceeds are $148.)

EGYPT TREASURY BILLS 0.1%
9.205% due 02/05/2008 - 04/01/2008	EGP	6,725	1,167

U.S. TREASURY BILLS 0.1%
3.814% due 12/13/2007 (a)(c)(e)		$2,310	2,285

Total Short-Term Instruments (Cost $794,734)			794,717

Total Investments (d) 97.2% (Cost $2,138,352)			$2,196,773

Other Assets and Liabilities (Net) 2.8%			62,546

Net Assets 100.0%			$2,259,319

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $14,111 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $59 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	29	$22
90-Day Eurodollar December Futures	Long	12/2008	40	6
90-Day Eurodollar March Futures	Long	03/2009	22	13

				$41

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	228,700	$(2,106)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010		700	5
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		180,000	578
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		237,700	(2,679)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		205,000	(651)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(41)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(30)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(91)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	(73)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	150,000	(104)
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.150%	01/03/2012	SKK	15,550	5
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.180%	03/02/2012		223,000	42
Barclays Bank PLC	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.580%	07/31/2012		920	0
Citibank N.A.	6-Month SKK-Bratislava Interbank Bid Offered Rates	Pay	4.160%	01/10/2012		63,000	19
Barclays Bank PLC	6-Month USD-LIBOR	Pay	3.756%	05/02/2011		$61,746	1,107
Barclays Bank PLC	6-Month USD-LIBOR	Pay	11.000%	12/17/2012		8,017	(40)
Barclays Bank PLC	6-Month USD-LIBOR	Pay	11.000%	10/17/2014		76,508	2,484
Barclays Bank PLC	6-Month USD-LIBOR	Pay	3.756%	07/19/2017		57,857	(920)
Citibank N.A.	6-Month USD-LIBOR	Pay	4.262%	09/19/2016		36,014	(159)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	10.000%	05/05/2011		401	9
Deutsche Bank AG	6-Month USD-LIBOR	Pay	4.262%	09/20/2016		11,972	(4)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	10.000%	07/22/2017		69,118	969
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	11/22/2020		14,765	(145)

							$(1,861)

(g)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$1	$0	$1
Buy	BRL	28,861	10/2007	1,907	0	1,907
Sell		28,861	10/2007	0	(1,230)	(1,230)
Buy		135,214	03/2008	7,004	0	7,004
Sell		68,800	03/2008	0	(1,867)	(1,867)
Buy		21,716	07/2008	0	0	0
Buy	CLP	12,248,715	11/2007	703	0	703

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	569,284	11/2007	$0	$(61)	$(61)
Buy		13,176,885	03/2008	439	0	439
Buy		1,581,269	11/2010	104	0	104
Buy	CNY	37,405	11/2007	35	0	35
Buy		43,848	03/2008	0	0	0
Buy		41,475	07/2008	65	0	65
Buy	COP	35,505,544	03/2008	765	(182)	583
Sell		124,619,586	03/2008	1,220	(910)	310
Buy	CZK	1,663,721	03/2008	6,272	0	6,272
Sell		626,203	03/2008	0	(1,933)	(1,933)
Buy		76,666	07/2008	198	0	198
Buy	EUR	320	10/2007	22	0	22
Buy	HUF	7,222,583	11/2007	2,066	0	2,066
Sell		6,243,437	11/2007	0	(1,712)	(1,712)
Buy	IDR	46,600,000	01/2008	54	0	54
Sell		106,090,000	01/2008	0	(255)	(255)
Buy	KRW	4,608,750	11/2007	44	0	44
Sell		6,590	11/2007	0	0	0
Buy		654,624	01/2008	0	(1)	(1)
Buy	KWD	1,186	05/2008	122	0	122
Buy	MXN	360,447	03/2008	77	(160)	(83)
Sell		246,373	03/2008	159	(206)	(47)
Buy		301,529	07/2008	137	0	137
Sell		31,442	07/2008	0	(5)	(5)
Buy	MYR	128,212	10/2007	283	(73)	210
Sell		128,212	10/2007	0	(447)	(447)
Buy		181,728	05/2008	1,155	0	1,155
Buy		183,246	08/2008	575	0	575
Buy	PLN	330,470	03/2008	6,426	0	6,426
Sell		8,131	03/2008	0	(158)	(158)
Buy		104,339	07/2008	1,813	0	1,813
Buy	RUB	170,015	12/2007	257	0	257
Sell		28,716	12/2007	0	(50)	(50)
Buy		1,593,276	01/2008	2,048	0	2,048
Buy		648,274	07/2008	329	0	329
Buy	SAR	15,472	05/2008	8	0	8
Buy	SKK	88,642	11/2007	103	0	103
Buy		1,643,598	03/2008	2,615	0	2,615
Buy	TRY	40,700	03/2008	3,545	0	3,545
Sell		28,985	03/2008	0	(3,282)	(3,282)
Buy	ZAR	124,226	03/2008	571	0	571
Sell		114,103	03/2008	0	(789)	(789)
Buy		65,665	07/2008	384	0	384

				$41,506	$(13,321)	$28,185

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.6%
Argentina Bonos
5.389% due 08/03/2012		$62,530	$35,533

Total Argentina (Cost $36,110)			35,533

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$5,731	5,947

Total Bermuda (Cost $5,700)			5,947

BRAZIL 18.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	84,330	42,293

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,356
7.875% due 03/07/2015		3,709	4,198
8.250% due 01/20/2034		41,080	51,843
8.500% due 09/24/2012	EUR	11,500	18,735
8.750% due 02/04/2025		$17,175	22,027
8.875% due 10/14/2019		15,476	19,306
8.875% due 04/15/2024		21,160	27,261
10.125% due 05/15/2027		42,810	61,175
10.250% due 01/10/2028	BRL	6,100	3,511
10.500% due 07/14/2014		$1,874	2,375
12.500% due 01/05/2016	BRL	2,000	1,255
12.750% due 01/15/2020		$3,750	5,944

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,687
6.000% due 05/15/2045		6,000	5,265
10.000% due 01/01/2012		152,675	79,414

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,145

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,193

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,449

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,781

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,409
8.800% due 01/30/2017		3,600	3,780

Vale Capital Ltd.
5.500% due 06/15/2010		153	10,218

Vale Overseas Ltd.
6.250% due 01/11/2016		700	708
6.250% due 01/23/2017		6,200	6,300
6.875% due 11/21/2036		14,425	14,934
8.250% due 01/17/2034		750	891

Total Brazil (Cost $362,597)			427,593

CHILE 1.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,048

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,957

Chile Government International Bond
5.760% due 01/28/2008		24	24

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,230
6.150% due 10/24/2036		7,300	7,149

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enersis S.A.
7.375% due 01/15/2014	$1,098	$1,167
7.400% due 12/01/2016	1,850	1,996

Total Chile (Cost $27,592)		27,065

CHINA 0.8%
Citic Resources Finance Ltd.
6.750% due 05/15/2014	$3,200	3,116

Export-Import Bank of China
5.250% due 07/29/2014	9,958	9,900

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,056

Total China (Cost $19,088)		19,072

COLOMBIA 3.2%
Colombia Government International Bond
7.375% due 01/27/2017	$5,100	5,559
7.375% due 09/18/2037	5,640	6,218
8.250% due 12/22/2014	32,030	36,194
10.000% due 01/23/2012	10	12
10.375% due 01/28/2033	1,850	2,724
10.750% due 01/15/2013	15,535	19,030
11.750% due 02/25/2020	3,047	4,479

Total Colombia (Cost $72,064)		74,216

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$6,872	6,865

Total Egypt (Cost $6,772)		6,865

EL SALVADOR 0.7%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,132

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	4,960

Total El Salvador (Cost $14,915)		15,092

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,718
10.250% due 11/08/2011	771	891

Total Guatemala (Cost $9,575)		9,609

INDIA 0.8%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,194

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,647

Vedanta Resources PLC
6.625% due 02/22/2010	7,400	7,413

Total India (Cost $18,231)		18,254

INDONESIA 1.7%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	21,916

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,206
7.250% due 06/28/2017	3,600	3,546
7.750% due 10/17/2016	950	967
7.875% due 06/29/2037	3,600	3,537

Total Indonesia (Cost $37,282)		38,172

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.6%
ATF Bank JSC
9.000% due 05/11/2016		$725	$737

HSBK Europe BV
7.750% due 05/13/2013		2,450	2,444

Intergas Finance BV
6.375% due 05/14/2017		9,100	8,811
6.875% due 11/04/2011		2,980	3,047

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,366
8.500% due 04/16/2013		1,300	1,232

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,718

Total Kazakhstan (Cost $37,036)			36,355

LUXEMBOURG 0.5%
Gaz Capital for Gazprom
7.288% due 08/16/2037		$11,800	12,608

Total Luxembourg (Cost $11,800)			12,608

MALAYSIA 1.5%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,748
7.750% due 08/15/2015		1,690	1,947

Petronas Capital Ltd.
7.000% due 05/22/2012		100	107
7.875% due 05/22/2022		3,000	3,627

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,137

Total Malaysia (Cost $34,142)			33,566

MEXICO 13.0%
America Movil SAB de C.V.
5.500% due 03/01/2014		$6,381	6,322
5.750% due 01/15/2015		11,700	11,696
8.460% due 12/18/2036	MXN	10,900	981

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,083
6.196% due 12/31/2049		4,835	4,816

C8 Capital SPV Ltd.
6.640% due 12/29/2049		2,400	2,341

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	961
6.722% due 12/31/2049		8,500	8,178

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,240

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,576

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,052

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,360

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	980

Mexico Government International Bond
5.625% due 01/15/2017		6,500	6,497
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		39,080	42,597
7.500% due 04/08/2033		24,685	29,363
8.000% due 09/24/2022		16,880	20,526
11.500% due 05/15/2026		10,000	16,150

Pemex Finance Ltd.
9.030% due 02/15/2011		42	44

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$45,085	$45,338
6.625% due 06/15/2035		8,500	8,802
8.000% due 11/15/2011		4,640	5,085
8.625% due 02/01/2022		40,033	49,579
9.250% due 03/30/2018		11,877	14,971
9.375% due 12/02/2008		500	524

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	984
8.750% due 01/31/2016	MXN	10,000	934

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,747
9.125% due 02/01/2017		1,950	1,926

Total Mexico (Cost $288,355)			297,677

PAKISTAN 0.3%
Pakistan Government International Bond
7.125% due 03/31/2016		$7,735	7,000

Total Pakistan (Cost $7,674)			7,000

PANAMA 4.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,621

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,528
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	129
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,329
9.625% due 02/08/2011		17,969	20,152

Total Panama (Cost $98,950)			101,778

PERU 0.9%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,147
8.375% due 05/03/2016		3,312	3,900
8.750% due 11/21/2033		4,795	6,322

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,014
7.500% due 07/27/2035		6,500	7,090

Total Peru (Cost $18,560)			20,473

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$350	346

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	998
5.838% due 09/30/2027		470	430

Total Qatar (Cost $1,812)			1,774

RUSSIA 17.5%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,512
6.212% due 11/22/2016		$18,200	18,005
6.510% due 03/07/2022		22,800	22,936
8.625% due 04/28/2034		41,290	53,495

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,175

Gazprom International S.A.
7.201% due 02/01/2020		13,369	13,683

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,984

Lukoil Finance Ltd.
5.829% due 01/11/2009		4,830	4,805

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		$3,500	$3,594
8.375% due 10/14/2010		1,000	1,026

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	64,680

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		24,160	22,805
7.175% due 05/16/2013		6,400	6,535

Russia Government International Bond
7.500% due 03/31/2030		57,578	64,996
8.250% due 03/31/2010		6,667	6,947
11.000% due 07/24/2018		2,700	3,829
12.750% due 06/24/2028		13,275	23,699

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		900	985

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,056

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,746
6.625% due 03/20/2017		31,000	28,957
6.875% due 07/18/2011		4,000	3,980
7.500% due 07/18/2016		11,850	11,831

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,882

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,061
8.375% due 10/22/2011		450	471

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	998

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		5,000	4,956

Total Russia (Cost $396,162)			400,629

SOUTH AFRICA 2.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,464
5.875% due 05/30/2022		$5,690	5,583
6.500% due 06/02/2014		14,500	15,298
7.375% due 04/25/2012		5,950	6,441

Total South Africa (Cost $41,337)			44,786

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,916

Total Trinidad And Tobago (Cost $10,058)			9,916

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,111
4.750% due 04/07/2011		450	641
7.375% due 04/25/2012		$17,812	19,148
8.250% due 09/19/2027		1,680	2,033

Total Tunisia (Cost $28,058)			28,933

UKRAINE 2.4%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,246
6.385% due 06/26/2012		$2,550	2,563
6.580% due 11/21/2016		100	101
6.875% due 03/04/2011		30,850	31,635
7.650% due 06/11/2013		3,985	4,264
8.693% due 08/05/2009		13,150	13,845

Total Ukraine (Cost $53,267)			54,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED KINGDOM 0.1%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	$1,247

Total United Kingdom (Cost $1,251)			1,247

UNITED STATES 9.4%

CORPORATE BONDS & NOTES 0.9%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$20,000	20,874

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		260	284

			21,158

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
5.500% due 12/01/2033 - 10/01/2037		194,501	190,533

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
5.000% due 05/15/2037		2,700	2,771

Total United States (Cost $212,355)			214,462

URUGUAY 1.3%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	54,200	2,244
5.000% due 09/14/2018 (b)		77,496	3,742
8.000% due 11/18/2022		$16,398	18,283
9.250% due 05/17/2017		3,900	4,641

Total Uruguay (Cost $27,771)			28,910

VENEZUELA 6.0%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	17,287
5.375% due 04/12/2027		7,000	4,445

Venezuela Government International Bond
5.375% due 08/07/2010		29,750	28,039
6.000% due 12/09/2020		46,750	37,751
6.360% due 04/20/2011		4,190	3,924
7.000% due 12/01/2018		5,000	4,462
7.650% due 04/21/2025		8,500	7,629
8.500% due 10/08/2014		2,000	2,010
9.375% due 01/13/2034		17,840	18,643
10.750% due 09/19/2013		12,280	13,600

		SHARES
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	136

Total Venezuela (Cost $147,383)			137,926

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028		$5,000	4,127
6.875% due 01/15/2016		1,000	1,045

Total Vietnam (Cost $5,240)			5,172

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 8.1%
Freddie Mac
4.000% due 10/01/2007	$57,400	$57,400
4.057% due 10/01/2007	4,000	4,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	62,700	62,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	$62,400	$61,354

		185,454

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,493	6,493

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $6,625. Repurchase proceeds are $6,495.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
3.847% due 12/13/2007 (a)(c)(e)	$5,835	$5,772

Total Short-Term Instruments (Cost $197,767)		197,719

Total Investments (d) 101.3% (Cost $2,228,904)		$2,313,003

Other Assets and Liabilities (Net) (1.3%)		(30,701)

Net Assets 100.0%		$2,282,302

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $3,742 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $2,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	10	$12
90-Day Eurodollar December Futures	Long	12/2008	13	2
90-Day Eurodollar June Futures	Long	06/2008	237	254
90-Day Eurodollar June Futures	Long	06/2009	132	167
90-Day Eurodollar March Futures	Long	03/2009	7	4
90-Day Eurodollar March Futures	Long	03/2010	217	323
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,898
U.S. Treasury 10-Year Note December Futures	Long	12/2007	100	75

				$2,735

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	$8,125	$1,050
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	10
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	11,000	285
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	13,000	431
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%	07/20/2012	4,500	(58)
Barclays Bank PLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%	07/20/2012	2,000	(25)
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	10,510	187
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	5,500	130
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.250%	09/20/2012	6,500	246
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	236
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.510%	09/20/2017	1,250	49
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.530%	09/20/2017	1,250	51
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	7,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	61
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	92

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	$750	$0
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	10,000	65
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	37
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	5,000	(24)
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	120
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	35
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	12,000	(64)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	20,500	(27)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	(34)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	4,000	2
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	14,600	104
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%	09/20/2011	5,300	114
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	5,000	16
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	6,000	(28)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	26,250	803
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	(149)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	7,250	312
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	5,600	110
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	171
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	400	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	127
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	2,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	14,000	(72)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	155
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	189
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	870	50
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%	10/20/2013	32,000	347
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	3,700	361
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	13
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	278
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	42
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	14,000	354
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	28
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	1,000	(4)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	5,500	(95)
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%	08/20/2017	9,000	529
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	2,000	(1)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	117
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	1,026
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	148
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	205

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	$700	$6
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	161
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	66
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	154
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	9
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	5,000	26
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	1,900	34
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	189
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	120
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	186
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	6,200	213
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	2,000	31
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	146
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	117
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	131
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	517
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	113
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	86
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	540
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	77
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	215
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	11
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	(34)
UBS Warburg LLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	7,960	148
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	12
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	2,000	(54)
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%	07/20/2017	3,875	(39)

						$11,349

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	85,400	$(654)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		60,700	12
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	530
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		93,700	939
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		37,100	239
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		40,000	280
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(47)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	(36)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	(37)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	31
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	30
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		178,600	(10)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	1,254
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	63
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	610
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$306,100	4,064
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,200	360
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,200	2,474
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		44,500	(1,862)

							$8,240

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2014	$8,000	$7,937	$8,068

(2) Market value includes $142 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	73,619	10/2007	$3,900	$0	$3,900
Sell		73,619	10/2007	0	(2,040)	(2,040)
Buy		62,694	03/2008	2,626	0	2,626
Sell		217,386	03/2008	0	(4,914)	(4,914)
Buy		73,619	07/2008	1,783	0	1,783
Buy	CLP	853,250	11/2007	111	0	111
Buy		1,178,616	03/2008	69	0	69
Buy	CNY	2,018	12/2007	2	0	2
Buy		120,118	01/2008	51	(4)	47
Buy	COP	16,806,752	03/2008	532	0	532
Sell		474,390	03/2008	4	0	4
Buy	CZK	10,334	03/2008	35	0	35
Sell	EUR	39,403	10/2007	0	(2,667)	(2,667)
Buy	HKD	390	11/2007	0	0	0
Buy	IDR	19,408,377	10/2007	2	0	2
Sell		19,408,377	10/2007	0	(78)	(78)
Buy		110,619,000	01/2008	266	0	266
Buy		19,563,377	05/2008	81	0	81
Buy	ILS	1,142	12/2007	13	0	13
Buy	INR	131,861	10/2007	103	0	103
Sell		131,861	10/2007	0	(134)	(134)
Buy		9,790	11/2007	11	0	11
Buy		163,869	05/2008	165	0	165
Buy	JPY	637,214	10/2007	283	0	283
Buy	KRW	706,333	11/2007	9	0	9
Buy		3,312,256	01/2008	0	(5)	(5)
Buy		8,435,673	05/2008	212	0	212
Buy		2,767,883	08/2008	50	0	50
Buy	MXN	13,361	03/2008	20	0	20
Buy	MYR	7,618	10/2007	20	0	20
Sell		7,618	10/2007	0	(24)	(24)
Buy		19,065	05/2008	117	0	117
Buy		7,618	08/2008	16	0	16
Buy	PLN	30,702	03/2008	995	0	995

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments Emerging Markets Bond Fund (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	3,821	07/2008	$53	$0	$53
Buy	RUB	109,184	11/2007	268	0	268
Buy		286,438	12/2007	538	0	538
Buy		503,735	07/2008	216	0	216
Sell		168,109	07/2008	0	(114)	(114)
Buy	SGD	6,463	10/2007	84	0	84
Sell		4,532	10/2007	0	(63)	(63)
Buy		3,790	11/2007	31	0	31
Buy		4,390	02/2008	36	0	36
Buy		4,478	05/2008	62	0	62
Buy	SKK	13,221	03/2008	24	0	24
Sell	ZAR	12,802	03/2008	0	(37)	(37)
Buy		72,791	07/2008	426	0	426

				$13,214	$(10,080)	$3,134

52	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%
AES Corp.
7.000% due 04/30/2008	$1,000	$993
7.180% due 04/30/2010	12,500	12,426
7.250% due 08/10/2011	1,000	993
10.540% due 04/30/2010	2,500	2,488

Allied Waste North America, Inc.
5.121% due 03/28/2014	976	965
6.650% due 03/28/2014	874	864
6.880% due 03/28/2014	469	464
7.110% due 03/28/2014	349	346
7.140% due 03/28/2014	58	58

Appleton Papers, Inc.
6.948% due 05/21/2014	333	319
6.994% due 05/21/2014	333	319
7.106% due 05/21/2014	333	319

ARAMARK Corp.
7.198% due 01/26/2014	2,442	2,403
7.485% due 01/26/2014	165	162

Biomet, Inc.
7.000% due 03/08/2008	7,500	7,406
7.000% due 03/15/2015	5,000	4,949

Boc Group, Inc.
7.360% due 05/31/2014	2,500	2,319

Celanese Corp.
6.979% due 04/02/2014	4,987	4,897

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	857	845
7.541% due 01/20/2011	66	65

Community Health Systems, Inc.
4.000% due 07/02/2014	93	91
7.760% due 07/02/2014	1,407	1,385

Cooper-Standard Automotive, Inc.
7.750% due 12/31/2011	1,995	1,957

Covanta Energy Corp.
5.129% due 02/07/2014	1,649	1,602
6.875% due 02/07/2014	2,311	2,245
7.062% due 02/07/2014	1,031	1,001

CSC Holdings, Inc.
6.875% due 02/24/2013	3,975	3,927

DaVita, Inc.
6.680% due 10/05/2012	197	194
6.700% due 10/05/2012	356	351
6.860% due 10/05/2012	996	980
7.000% due 10/05/2012	91	89
7.010% due 10/05/2012	176	173

Dex Media West LLC
7.010% due 09/09/2010	1,732	1,718
7.210% due 09/09/2010	431	428
7.220% due 09/09/2010	611	606

Dobson Communications Corp.
7.240% due 03/14/2014	4,987	4,931

El Paso Corp.
5.273% due 06/15/2009	2,000	1,960

Energy Transfer Equity LP
7.106% due 11/01/2012	5,000	4,931

FCI Connectors
7.105% due 03/09/2013	13	13
7.130% due 03/09/2013	2,472	2,369

Ford Motor Co.
8.700% due 12/15/2013	6,925	6,733

Freescale Semiconductor, Inc.
7.330% due 12/01/2013	2,977	2,853

Fresenius Medical Care Capital Trust
6.972% due 03/22/2013	147	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
6.948% due 12/20/2012	$480	$471
7.264% due 12/20/2012	570	559
7.474% due 12/20/2012	4,845	4,755

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	4,000	3,885

Hanesbrands, Inc.
6.879% due 10/15/2013	258	255
7.110% due 10/15/2013	1,446	1,429

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	3,000	2,915

HCA, Inc.
7.198% due 11/16/2012	980	953
7.448% due 11/16/2013	5,950	5,846

Headwaters, Inc.
7.360% due 04/30/2011	734	721

Health Management Associates, Inc.
6.948% due 02/28/2014	3,990	3,802

HealthSouth Corp.
7.630% due 02/02/2013	16	15
7.850% due 02/02/2013	1,956	1,906

Hercules, Inc.
7.252% due 10/08/2010	403	396

Hertz Corp.
5.238% due 12/21/2012	1	1
7.550% due 12/21/2012	100	98
7.560% due 12/21/2012	1	1

Idearc, Inc.
7.200% due 11/17/2014	6,960	6,864

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,171
8.080% due 10/07/2014	2,227	2,179

Jarden Corp.
6.948% due 01/24/2012	3,285	3,200

Kinder Morgan, Inc.
7.070% due 05/24/2014	4,410	4,333
7.240% due 05/24/2014	115	113

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	976
6.950% due 05/15/2014	4,000	3,904

Lukoil Finance Ltd.
5.829% due 01/11/2009	4,830	4,805

Mediacom Communications Corp.
6.880% due 02/28/2014	1,990	1,925

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	5,925	5,685

Nalco Co.
6.950% due 11/04/2010	286	284
7.120% due 11/01/2010	416	414
7.570% due 11/01/2010	529	526

Nortek, Inc.
7.610% due 08/27/2011	1,950	1,882

NRG Energy, Inc.
6.848% due 02/01/2013	876	862

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,938

Orbitz Worldwide, Inc.
8.198% due 07/20/2014	3,000	2,936

PanAmSat Corp.
7.124% due 07/03/2012	772	763
7.124% due 01/03/2014	1,635	1,618

Penn National Gaming, Inc.
6.950% due 05/26/2012	38	37
7.110% due 05/26/2012	2,910	2,893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reliant Energy, Inc.
4.998% due 06/12/2014	$1,600	$1,546
4.998% due 06/13/2014	400	387

Renal Advantage, Inc.
8.098% due 10/06/2012	3,960	3,831
9.750% due 10/06/2012	10	10

Rental Service Corp.
6.950% due 11/21/2013	130	127
7.110% due 11/21/2013	3,840	3,763

RH Donnelley, Inc.
6.710% due 06/30/2011	195	193
6.860% due 09/09/2010	383	380
6.860% due 06/30/2011	845	836
7.010% due 06/30/2011	278	274
7.050% due 06/30/2011	113	112
7.070% due 09/09/2010	265	264
7.200% due 06/30/2011	462	458
7.220% due 06/30/2011	355	351

Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	3,910	3,876
8.560% due 10/27/2011	10	10

Sandridge Energy, Inc.
8.985% due 04/01/2014	4,775	4,751

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	1,960
13.375% due 08/01/2008	500	490

Simmons Bedding Co.
6.938% due 12/19/2011	18	17
7.125% due 12/19/2011	36	35
7.375% due 12/19/2011	336	326
7.438% due 12/19/2011	471	457

SLM Corp.
6.000% due 06/30/2008	3,000	2,990

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	87
7.125% due 11/01/2011	105	104
7.188% due 11/01/2010	48	47
7.625% due 11/01/2011	215	213
7.688% due 11/01/2011	168	167

Telesat Canada, Inc.
2.500% due 02/14/2008	10,000	9,994

Thompson Learning, Inc.
7.950% due 06/27/2014	6,000	5,830

Travelport
7.448% due 08/23/2013	2,669	2,610

Tribune Co.
8.244% due 05/30/2014	3,750	3,422

VNU/Nielson Finance LLC
7.360% due 08/09/2013	1,975	1,923

Warner Chilcott Corp.
7.198% due 01/18/2012	1,075	1,051
7.340% due 01/18/2012	36	36
7.360% due 01/18/2012	290	284

Wimar Landco LLC
7.448% due 07/03/2008	5,000	4,929

WMG Acquisition Corp.
7.360% due 02/28/2011	500	489
7.499% due 02/28/2011	505	494
7.541% due 02/28/2011	936	916

Xerium Technologies, Inc.
7.948% due 05/18/2012	1,346	1,281

Total Bank Loan Obligations (Cost $231,737)		226,919

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 27.0%
American Express Bank FSB
5.196% due 06/22/2009	$2,400	$2,391
5.826% due 06/12/2009	16,500	16,434

American Express Centurion Bank
5.196% due 09/22/2009	2,500	2,486
5.819% due 05/07/2008	3,500	3,495
5.912% due 12/17/2009	3,035	3,023

American Express Credit Corp.
5.562% due 05/19/2009	4,950	4,933

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,398
5.784% due 03/09/2009	2,000	2,001

American International Group, Inc.
5.210% due 06/23/2008	6,400	6,402
5.470% due 10/18/2011	12,800	12,816

ANZ National International Ltd.
5.396% due 08/07/2009	2,500	2,492

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	499

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,568

Banco Santander Chile
6.074% due 12/09/2009	5,500	5,508

Bank of America Corp.
5.208% due 09/25/2009	11,000	10,967
5.370% due 11/06/2009	3,300	3,287
5.608% due 06/19/2009	2,500	2,491

Bank of America N.A.
5.646% due 12/18/2008	12,900	12,892
5.704% due 06/12/2009	17,600	17,555
5.974% due 06/15/2016	12,000	11,823

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	24,300	24,071
5.588% due 01/31/2011	7,500	7,290
5.994% due 09/09/2009	1,680	1,654
6.950% due 08/10/2012	10,000	10,437

BHP Billiton Finance Ltd.
5.230% due 03/27/2009	2,500	2,502

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	496

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,233

Calabash Re II Ltd.
16.594% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.550% due 08/11/2009	6,900	6,869
5.570% due 05/18/2009	5,000	4,983
5.794% due 03/10/2009	7,000	6,983

CIT Group, Inc.
5.510% due 01/30/2009	24,850	23,977
5.668% due 12/19/2007	5,100	5,073
5.708% due 08/15/2008	2,000	1,970

Citigroup, Inc.
5.228% due 12/28/2009	10,000	9,966

Colvis Finance
8.000% due 02/02/2009	10,700	10,604

Credit Agricole S.A.
5.505% due 05/28/2009	5,000	5,005
5.555% due 05/28/2010	28,000	28,039

Credit Suisse First Boston
5.610% due 04/12/2013	20,000	19,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.750% due 05/16/2017	$11,000	$11,025

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,804

East Lane Re Ltd.
12.356% due 05/06/2011	2,000	2,010

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,342

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,108
4.250% due 11/27/2007	9,042	9,026
5.711% due 06/01/2009	25,000	25,040
5.770% due 11/16/2010	7,500	7,524

Ford Motor Credit Co.
4.950% due 01/15/2008	2,000	1,987
5.800% due 01/12/2009	5,200	5,024
6.930% due 01/15/2010	2,500	2,354
7.250% due 10/25/2011	9,400	8,816
7.375% due 10/28/2009	5,000	4,905
7.375% due 02/01/2011	8,865	8,501
7.875% due 06/15/2010	5,500	5,380
8.000% due 12/15/2016	10	9
8.110% due 01/13/2012	5,000	4,729
8.359% due 11/02/2007	5,000	5,004

Foundation Re II Ltd.
12.270% due 11/26/2010	3,700	3,798

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,086

General Electric Capital Corp.
5.390% due 10/26/2009	4,700	4,678
5.460% due 04/30/2009	1,500	1,498
5.530% due 07/27/2012	34,800	34,291
5.661% due 03/04/2008	2,500	2,499
5.680% due 11/21/2011	4,500	4,461
5.734% due 03/16/2009	3,000	2,996
5.794% due 06/15/2009	2,000	1,996
5.954% due 09/15/2014	450	446

General Motors Acceptance Corp.
6.360% due 09/23/2008	1,600	1,577

Genworth Global Funding Trusts
5.754% due 02/10/2009	2,400	2,396

GMAC LLC
6.808% due 05/15/2009	1,000	964

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	8,500	8,475
5.300% due 12/22/2008	13,700	13,662
5.300% due 06/23/2009	4,700	4,686
5.460% due 07/29/2008	6,300	6,292
5.470% due 11/10/2008	4,000	3,993
5.610% due 11/16/2009	9,000	8,984
5.690% due 07/23/2009	4,135	4,137
5.760% due 10/07/2011	2,000	1,976
5.821% due 03/02/2010	2,500	2,489

HBOS Treasury Services PLC
5.752% due 07/17/2008	2,000	1,999
5.784% due 12/08/2010	35,000	34,867

HCP, Inc.
6.000% due 01/30/2017	5,000	4,783

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,210
10.058% due 11/15/2014	3,000	3,105

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,216

HSBC Finance Corp.
5.420% due 10/21/2009	6,400	6,365
5.500% due 05/21/2008	6,300	6,298
5.630% due 05/10/2010	10,000	9,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.784% due 03/12/2010	$4,900	$4,866
5.809% due 12/05/2008	4,000	3,995
5.810% due 11/16/2009	7,000	7,041
5.824% due 09/15/2008	8,380	8,377
6.538% due 11/13/2007	3,200	3,206

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,431

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,122

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,777
6.875% due 11/04/2011	900	920

International Lease Finance Corp.
5.690% due 07/11/2011	25,000	24,751
5.719% due 05/24/2010	10,000	9,917
5.760% due 01/15/2010	4,500	4,489

John Deere Capital Corp.
5.382% due 09/25/2008	19,300	19,301
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.530% due 01/17/2011	7,000	6,953
5.550% due 10/02/2009	10,000	9,993
5.585% due 02/22/2012	10,000	9,854

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,000	1,978
5.260% due 12/23/2008	11,600	11,474
5.450% due 10/22/2008	6,700	6,654
5.450% due 01/23/2009	4,400	4,338
5.600% due 08/21/2009	15,000	14,647
5.630% due 11/16/2009	7,000	6,834

Longpoint Re Ltd.
10.944% due 05/08/2010	3,100	3,178

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,250	2,261
10.375% due 10/15/2017 (c)	2,250	2,185
11.625% due 10/15/2017	3,000	2,925

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)	15,800	15,798

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	4,900	4,885
5.400% due 10/23/2008	4,300	4,288
5.450% due 01/30/2009	4,900	4,880
5.665% due 08/14/2009	12,000	11,923
6.050% due 08/15/2012	11,000	11,290

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,650	2,630

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,500	1,508

Morgan Stanley
5.189% due 11/21/2008	5,500	5,474
5.410% due 05/07/2009	7,500	7,443
5.470% due 02/09/2009	4,500	4,475
5.485% due 01/18/2008	2,000	1,998
5.600% due 01/22/2009	10,500	10,478
5.610% due 01/18/2011	5,000	4,938
5.640% due 01/15/2010	3,500	3,471

Mystic Re Ltd.
11.841% due 12/05/2008	2,500	2,535
14.541% due 12/05/2008	1,900	1,936
15.541% due 06/07/2011	2,000	2,078

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.585% due 08/19/2009	5,000	5,003
5.765% due 09/11/2009	10,400	10,426
5.794% due 06/15/2011	10,000	10,028

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,027

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
9.690% due 08/15/2009	$520	$541

Petroleum Export Ltd.
4.623% due 06/15/2010	4,278	4,222
5.265% due 06/15/2011	5,188	5,182

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,487	2,502

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,467

Redwood Capital IX Ltd.
12.110% due 01/09/2008	4,100	4,121

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008	3,700	3,638

Residential Reinsurance 2007 Ltd.
11.621% due 06/07/2010	3,500	3,577
12.871% due 06/07/2010	9,900	10,141

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,285

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	14,000	14,282

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	1,100	1,099
5.729% due 11/20/2009	7,000	6,976

Shackleton Re Ltd.
13.358% due 02/07/2008	500	505

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,518

SLM Corp.
5.440% due 01/25/2008	9,000	8,980
5.500% due 07/27/2009	21,250	20,435
5.560% due 01/26/2009	5,700	5,548
5.570% due 07/25/2008	500	493

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	747

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,615

UBS AG
5.350% due 07/23/2009	5,000	4,979

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,497

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	19,834

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.106% due 05/01/2010	3,200	3,248

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,053
8.750% due 05/01/2009	5,758	5,974

Vita Capital III Ltd.
6.460% due 01/01/2011	9,300	9,261

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	28,900	28,712

Wachovia Bank N.A.
5.250% due 03/23/2009	22,500	22,474

Wachovia Corp.
5.410% due 10/28/2008	2,000	1,999
5.490% due 10/15/2011	8,700	8,608
5.814% due 03/15/2011	5,000	4,965

Wells Fargo & Co.
5.794% due 09/15/2009	10,000	9,996

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,565

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Banking Corp.
5.758% due 06/06/2008	$7,800	$7,794

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002
5.746% due 03/02/2009	5,800	5,820

		1,198,164

INDUSTRIALS 11.0%
Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	2,800	2,688
9.194% due 06/15/2011	2,350	1,845

ARAMARK Corp.
8.500% due 02/01/2015	1,600	1,640
8.856% due 02/01/2015	3,000	3,045

AstraZeneca PLC
6.004% due 09/11/2009	9,850	9,860

Berry Plastics Holding Corp.
9.569% due 09/15/2014	2,500	2,538

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,000

Bowater, Inc.
8.694% due 03/15/2010	2,500	2,125
9.000% due 08/01/2009	3,000	2,835

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,001

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,287

C8 Capital SPV Ltd.
6.640% due 12/29/2049	9,700	9,461

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,831

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,127
8.875% due 09/15/2008	4,500	4,607

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,935

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,168

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	5,981

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	736

Cox Communications, Inc.
6.253% due 12/14/2007	6,000	6,006

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,457
7.875% due 12/15/2007	351	352

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	8,680

CVS Caremark Corp.
5.921% due 06/01/2010	3,800	3,790

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	4,400	4,365
6.133% due 03/13/2009	4,300	4,284

Delta Air Lines, Inc.
7.379% due 05/18/2010	13,714	13,857

Dex Media East LLC
9.875% due 11/15/2009	5,150	5,292

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,779

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Diageo Finance BV
5.318% due 03/30/2009	$2,500	$2,505

Dura Operating Corp.
8.625% due 04/15/2012 (a)	500	239

Dynegy Holdings, Inc.
7.500% due 06/01/2015	2,075	2,013

EchoStar DBS Corp.
6.375% due 10/01/2011	7,100	7,153

El Paso Corp.
6.500% due 06/01/2008	5,065	5,088
7.750% due 06/15/2010	650	675

Enterprise Products Operating LP
4.000% due 10/15/2007	250	250

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,388
10.125% due 09/01/2008	4,008	4,158

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,165

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,552
9.125% due 12/15/2014 (c)	2,400	2,232
9.569% due 12/15/2014	15,000	14,212

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	987

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,379	2,337

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,557

Goodyear Tire & Rubber Co.
9.135% due 12/01/2009	3,000	3,038

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,624

Hanesbrands, Inc.
8.784% due 12/15/2014	7,000	7,000

HCA, Inc.
8.750% due 09/01/2010	5,000	5,075
9.000% due 12/15/2014	540	528
9.250% due 11/15/2016	360	383

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,412

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,032

HJ Heinz Co.
6.428% due 12/01/2008	900	914

Home Depot, Inc.
5.819% due 12/16/2009	2,500	2,469

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	5,000	4,900

JetBlue Airways Corp.
8.658% due 05/15/2010	2,130	2,109
9.944% due 03/15/2008	1,865	1,871

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	11,866

Kohl’s Corp.
6.250% due 12/15/2017	5,000	5,004

Kraft Foods, Inc.
6.000% due 08/11/2010	5,000	5,006

L-3 Communications Corp.
7.625% due 06/15/2012	4,625	4,752

Limited Brands, Inc.
6.900% due 07/15/2017	5,000	5,033

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mandalay Resort Group
9.500% due 08/01/2008	$1,100	$1,130

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,585

MGM Mirage
8.375% due 02/01/2011	2,500	2,619

Nalco Co.
7.750% due 11/15/2011	4,805	4,925
8.875% due 11/15/2013	4,030	4,252

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,500

Nortel Networks Ltd.
9.610% due 07/15/2011	19,400	19,497

Northwest Airlines, Inc.
7.626% due 10/01/2011	4,800	4,695

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	9,102	9,523

Pemex Project Funding Master Trust
6.180% due 12/03/2012	1,200	1,200
6.994% due 06/15/2010	22,000	22,393
7.160% due 10/15/2009	3,600	3,686
8.500% due 02/15/2008	10,260	10,375

Qwest Communications International, Inc.
9.058% due 02/15/2009	5,233	5,311

Reynolds American, Inc.
6.394% due 06/15/2011	9,600	9,608
6.500% due 07/15/2010	10,000	10,312

Roseton
7.270% due 11/08/2010	1,500	1,507

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	21,300	23,312

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	8,200	8,266

Sanmina-SCI Corp.
8.444% due 06/15/2010	4,525	4,502

Seminole Hard Rock Entertainment, Inc.
8.194% due 03/15/2014	2,000	1,962

Service Corp. International
6.500% due 03/15/2008	825	827

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	3,200	3,202

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,509
6.700% due 10/01/2007	1,700	1,700

Spansion, Inc.
8.746% due 06/01/2013	900	862

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	4,977

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	891

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,035
6.640% due 04/15/2008	1,000	992

Transocean, Inc.
5.869% due 09/05/2008	3,300	3,295

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,412

United Airlines, Inc.
6.071% due 03/01/2013	635	639
6.201% due 03/01/2010	1,420	1,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vale Overseas Ltd.
6.250% due 01/23/2017	$2,900	$2,947

Verso Paper Holdings LLC
9.106% due 08/01/2014	6,000	6,060

Walt Disney Co.
5.824% due 09/10/2009	8,500	8,473

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,472

Xerox Corp.
6.396% due 12/18/2009	3,000	3,016

Yum! Brands, Inc.
8.875% due 04/15/2011	2,500	2,791

		488,823

UTILITIES 6.2%
AES Corp.
8.750% due 05/15/2013	15,740	16,547

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,909

America Movil SAB de C.V.
5.300% due 06/27/2008	35,075	35,085
5.500% due 03/01/2014	875	867
5.750% due 01/15/2015	850	850

AT&T Corp.
7.300% due 11/15/2011	473	509

AT&T, Inc.
5.648% due 05/15/2008	6,000	6,001

BellSouth Corp.
4.240% due 04/26/2021	13,500	13,423

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	6,082

CMS Energy Corp.
6.310% due 01/15/2013	13,400	12,998
9.875% due 10/15/2007	4,785	4,797

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	3,500	3,488

Dominion Resources, Inc.
5.687% due 05/15/2008	2,400	2,401
5.755% due 11/14/2008	2,000	2,001

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	4,100	4,351

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,923
5.980% due 12/01/2009	7,400	7,342
6.474% due 12/08/2008	3,000	3,012

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,587

Florida Power Corp.
5.975% due 11/14/2008	14,205	14,223

Homer City Funding LLC
8.734% due 10/01/2026	4,095	4,586

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,123
8.625% due 11/14/2011	1,100	1,169

Korea Electric Power Corp.
6.338% due 12/20/2007	500	501

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,126

Midwest Generation LLC
8.300% due 07/02/2009	3,124	3,179

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	6,500	6,541

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NiSource Finance Corp.
6.064% due 11/23/2009	$3,500	$3,474

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,400

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,668

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,173
8.625% due 02/15/2008	8,824	8,914
10.000% due 10/01/2009	3,000	3,223

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,553
7.000% due 08/03/2009	10,000	10,100

Qwest Corp.
5.625% due 11/15/2008	7,000	7,026
7.500% due 06/15/2023	1,500	1,485
8.875% due 03/15/2012	2,000	2,192
8.944% due 06/15/2013	1,500	1,609

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	776	769

Rural Cellular Corp.
9.875% due 02/01/2010	13,613	14,294

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,770

Southern California Edison Co.
5.778% due 12/13/2007	3,000	3,002
7.625% due 01/15/2010	2,500	2,628

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	15,000	14,941
5.500% due 01/27/2015	850	837

TXU Electric Delivery Co.
6.069% due 09/16/2008	4,000	3,960

TXU Energy Co. LLC
6.194% due 09/16/2008	4,000	4,007

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

		275,828

Total Corporate Bonds & Notes (Cost $1,971,035)		1,962,815

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
4.246% due 02/01/2035	630	635
5.000% due 07/25/2019	1,680	1,677
5.191% due 07/25/2037	4,699	4,645
5.271% due 04/25/2035	91	91
5.500% due 07/01/2033 - 09/01/2037	112,000	109,725
6.205% due 06/01/2043	2,982	2,991

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	2,260	2,244
4.500% due 07/15/2018	2,509	2,470
5.000% due 06/15/2016 - 09/15/2024	3,690	3,685
5.500% due 03/15/2017	5,689	5,757
6.205% due 10/25/2044	6,750	6,731

Ginnie Mae
5.500% due 02/15/2036 - 06/15/2037	3,196	3,152
6.052% due 12/16/2026	277	278

Total U.S. Government Agencies (Cost $142,789)		144,081

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (e)
2.000% due 04/15/2012	$24,640	$24,468

Total U.S. Treasury Obligations (Cost $24,426)		24,468

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	17,623	17,531

American Home Mortgage Investment Trust
5.281% due 09/25/2035	359	359

Arkle Master Issuer PLC
5.732% due 11/19/2007	3,200	3,199

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	1,800	1,800

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	1,475	1,483

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,506	16,309

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	3,031	3,004
5.507% due 09/25/2035	7,099	7,092

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	704	697

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	8,106	8,074
5.700% due 01/25/2037	15,055	14,951
5.793% due 12/26/2046	2,554	2,543

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,602	4,491

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,533	2,469
4.248% due 08/25/2035	15,185	14,833
4.677% due 08/25/2035	2,012	1,993

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	1,625	1,625

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	539	538
5.291% due 02/25/2047	1,674	1,637
5.311% due 05/25/2047	4,578	4,430
5.676% due 02/20/2047	1,633	1,594
5.983% due 02/25/2036	1,067	1,036

Countrywide Home Loan Mortgage Pass-Through Trust
4.721% due 02/25/2034	3,759	3,694
4.853% due 04/20/2035	6,767	6,709
5.361% due 05/25/2035	397	387

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	3,021	2,997
4.666% due 03/15/2036	12,000	11,774
5.953% due 03/25/2032	71	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,684	1,682
5.211% due 02/25/2037	2,201	2,199
5.211% due 03/25/2037	2,590	2,587

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	1,057	1,049

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,383

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	4,669	4,639

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	2,043	2,028

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	393	393

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
5.261% due 04/19/2038	$2,598	$2,533
5.592% due 01/19/2038	1,355	1,349
5.692% due 01/19/2038	28,258	27,606
5.742% due 03/19/2037	7,579	7,452

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	2,274	2,271

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	2,584	2,570
5.231% due 01/25/2037	1,132	1,130

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1,492	1,489

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	2,600	2,599

MASTR Adjustable Rate Mortgages Trust
5.241% due 05/25/2047	1,096	1,093

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	5,538	5,494

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,583

Morgan Stanley Capital I
5.812% due 10/15/2020	9,915	9,871

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,723	1,724

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	483	470
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	1,693	1,689

Sequoia Mortgage Trust
5.846% due 07/20/2033	632	626

Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/2035	1,746	1,738

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,679	1,668
5.261% due 03/25/2037	2,220	2,212
5.351% due 05/25/2036	4,244	4,151
5.832% due 10/19/2034	696	696
5.852% due 03/19/2034	116	115

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,673	2,641
5.322% due 10/25/2035	879	871

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	715	714
5.241% due 01/25/2037	3,981	3,967

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	11,179	11,056
5.241% due 11/25/2046	9,969	9,850
5.251% due 10/25/2046	2,557	2,520

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	26,425	26,329

Washington Mutual, Inc.
4.208% due 06/25/2033	1,438	1,425
4.229% due 03/25/2034	806	801
5.441% due 01/25/2045	286	281
5.713% due 01/25/2047	1,803	1,783
5.793% due 12/25/2046	979	963
5.983% due 02/25/2046	3,254	3,161
6.183% due 11/25/2042	774	777

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	1,358	1,346

Total Mortgage-Backed Securities (Cost $328,809)		328,374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.181% due 02/25/2037	$2,330	$2,315

ACE Securities Corp.
5.211% due 02/25/2036	180	180
5.221% due 06/25/2037	2,565	2,554

Argent Securities, Inc.
5.171% due 06/25/2036	448	447
5.181% due 09/25/2036	545	542
5.181% due 10/25/2036	2,132	2,116
5.201% due 04/25/2036	410	410

Asset-Backed Funding Certificates
5.171% due 09/25/2036	747	744
5.191% due 10/25/2036	428	426
5.481% due 06/25/2034	3,293	3,218

Asset-Backed Securities Corp. Home Equity
5.181% due 12/25/2036	2,434	2,418
5.211% due 05/25/2037	1,792	1,777
7.402% due 03/15/2032	2,308	2,302

Atrium CDO Corp.
5.790% due 06/27/2015	2,500	2,482

Bear Stearns Asset-Backed Securities, Inc.
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	105	105
5.211% due 10/25/2036	1,512	1,505
6.502% due 10/25/2037	7,400	7,375

Carrington Mortgage Loan Trust
5.181% due 10/25/2036	2,587	2,573
5.181% due 01/25/2037	1,882	1,868
5.196% due 07/25/2036	374	373
5.381% due 06/25/2035	7,481	7,437
5.825% due 10/25/2035	2,198	2,164

Citibank Credit Card Master Trust I
6.050% due 01/15/2010	3,000	3,008

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,378	4,367
5.241% due 08/25/2036	2,000	1,975
5.241% due 03/25/2037	1,809	1,795
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	2,063	2,056
5.181% due 03/25/2037	1,354	1,347
5.181% due 05/25/2037	5,061	5,028
5.181% due 07/25/2037	3,347	3,326
5.181% due 08/25/2037	1,003	996
5.181% due 12/25/2046	2,284	2,274
5.181% due 03/25/2047	1,758	1,748
5.191% due 03/25/2037	1,364	1,358
5.191% due 09/25/2046	1,635	1,628
5.201% due 06/25/2036	474	474
5.201% due 07/25/2036	380	379
5.201% due 08/25/2036	358	357
5.201% due 06/25/2037	2,890	2,867
5.211% due 06/25/2037	2,019	2,003
5.211% due 10/25/2037	1,808	1,794
5.241% due 10/25/2046	1,968	1,959
5.321% due 06/25/2036	2,200	2,175

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	2,113	2,101
5.221% due 12/25/2037	1,686	1,676

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	549	548

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	2,309	2,298
5.171% due 09/25/2036	2,046	2,025
5.171% due 01/25/2038	2,964	2,947
5.201% due 12/25/2037	2,395	2,377

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.191% due 01/25/2037	$2,421	$2,395
5.201% due 02/25/2037	490	488

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	1,293	1,286

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.171% due 10/25/2046	633	630
5.201% due 12/25/2036	791	782
5.231% due 01/25/2047	2,910	2,891

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,213	1,208

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	707	707

HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,141	2,136

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	1,514	1,504
5.211% due 12/25/2035	632	630

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	3,258	3,235
5.231% due 03/25/2036	36	36
5.261% due 04/25/2037	2,449	2,434

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	560	558
5.181% due 08/25/2036	650	645
5.241% due 08/25/2036	800	785

Lehman XS Trust
5.201% due 05/25/2046	1,917	1,913
5.211% due 08/25/2046	1,959	1,944
5.251% due 11/25/2036	1,085	1,083

Long Beach Mortgage Loan Trust
5.171% due 07/25/2036	877	873
5.201% due 03/25/2036	116	116
5.221% due 01/25/2046	258	258
5.411% due 10/25/2034	308	300
5.685% due 08/25/2035	213	212

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	1,160	1,152
5.191% due 11/25/2036	3,301	3,282
5.211% due 05/25/2037	2,575	2,547
5.241% due 11/25/2035	393	392
5.281% due 11/25/2035	597	595

Merrill Lynch First Franklin Mortgage Loan Trust
5.899% due 10/25/2037 (b)	2,000	2,000

Merrill Lynch Mortgage Investors, Inc.
5.191% due 04/25/2037	652	651
5.201% due 02/25/2037	553	552
5.211% due 01/25/2037	77	77
5.211% due 09/25/2037	3,897	3,879

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	565	561
5.171% due 01/25/2037	3,097	3,072
5.181% due 10/25/2036	3,045	3,028
5.181% due 11/25/2036	4,776	4,745
5.191% due 05/25/2037	2,998	2,984
5.201% due 02/25/2036	548	547
5.251% due 02/25/2036	3,300	3,272

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	2,332	2,316
5.191% due 06/25/2037	3,471	3,451
5.201% due 09/25/2036	1,190	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nelnet Student Loan Trust
5.182% due 09/25/2012	$1,927	$1,929
5.260% due 06/22/2017	2,000	2,005

New Century Home Equity Loan Trust
5.311% due 05/25/2036	1,300	1,281

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	242	241

Option One Mortgage Loan Trust
5.181% due 01/25/2037	1,576	1,568
5.191% due 07/25/2037	2,709	2,692

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	2,907	2,875

Quest Trust
5.251% due 08/25/2036	10,164	9,978

Residential Asset Mortgage Products, Inc.
5.201% due 02/25/2037	2,034	2,022
5.211% due 02/25/2036	94	94
5.211% due 07/25/2036	1,005	1,001
5.231% due 08/25/2046	1,799	1,783

Residential Asset Securities Corp.
5.171% due 08/25/2036	1,428	1,424
5.191% due 01/25/2037	1,938	1,925
5.201% due 07/25/2036	1,285	1,281
5.201% due 11/25/2036	3,204	3,179
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	138	138
5.221% due 01/25/2036	112	112
5.241% due 04/25/2037	2,770	2,750

SACO I, Inc.
5.381% due 12/25/2035	2,243	2,190

Saxon Asset Securities Trust
5.191% due 11/25/2036	1,492	1,484

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	3,204	3,183
5.211% due 11/25/2036	2,438	2,414

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,215
5.330% due 04/25/2012	1,122	1,122
5.330% due 07/25/2013	1,480	1,480
5.350% due 10/25/2018	2,043	2,034
5.360% due 01/25/2016	871	871
5.510% due 01/25/2017	831	831

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,564	1,560
5.181% due 10/25/2036	1,231	1,224
5.191% due 12/25/2036	1,048	1,040
5.331% due 03/25/2036	415	415

Specialty Underwriting & Residential Finance
5.191% due 02/25/2037	411	408
5.191% due 01/25/2038	3,584	3,560
5.471% due 01/25/2034	17	17

Structured Asset Securities Corp.
5.181% due 10/25/2036	1,323	1,310
5.211% due 01/25/2037	1,489	1,472
5.261% due 12/25/2035	273	272

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	565	565

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	807	799
5.191% due 10/25/2036	1,659	1,648

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	2,274	2,260
5.231% due 03/25/2037	1,754	1,742
5.401% due 11/25/2035	22,776	22,086

Total Asset-Backed Securities (Cost $285,623)		283,863

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 7.1%
Argentina Bonos
5.389% due 08/03/2012		$92,500	$52,563

Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		40,977	40,793

Chile Government International Bond
5.760% due 01/28/2008		13,381	13,398

Korea Development Bank
4.250% due 11/13/2007		9,848	9,838
5.760% due 10/20/2009		23,950	23,965
5.775% due 11/22/2012		7,500	7,469

Mexico Government International Bond
5.625% due 01/15/2017		3,000	2,998
6.060% due 01/13/2009		22,461	22,579
6.750% due 09/27/2034		7,000	7,630

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,077

Peru Government International Bond
6.550% due 03/14/2037		5,982	6,188

Republic of Korea
4.875% due 09/22/2014		2,000	1,951

Russia Government International Bond
12.750% due 06/24/2028		100	179

Socialist Republic of Vietnam
6.875% due 01/15/2016		6,000	6,288

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,179

Ukraine Government International Bond
6.875% due 03/04/2011		250	256
8.693% due 08/05/2009		48,350	50,905

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,356
6.360% due 04/20/2011		62,300	58,346

Total Sovereign Issues (Cost $317,864)			313,958

FOREIGN CURRENCY-DENOMINATED ISSUES 9.2%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	2,000	2,730
6.817% due 04/08/2014		2,000	2,746

Atlas Reinsurance PLC
8.172% due 01/10/2010		3,100	4,468

Bombardier, Inc.
7.631% due 11/15/2013		3,250	4,704

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	32,420	16,259

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	6,027

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,585
6.000% due 05/15/2045		10,000	8,769
10.000% due 01/01/2012		77,790	40,463

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,784
6.875% due 08/15/2015		2,750	3,820

Gaz Capital for Gazprom
5.440% due 11/02/2017		2,400	3,194
5.875% due 06/01/2015		15,000	20,883
7.800% due 09/27/2010		3,000	4,503

JSG Holding PLC
6.550% due 11/29/2013		2,000	2,774
7.050% due 11/29/2014		4,000	5,583

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	$4,393

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,307

M-Real Serla OYJ
8.855% due 12/15/2010	EUR	8,000	11,107

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		3,356	4,699
6.580% due 11/30/2014		4,046	5,696
8.250% due 05/01/2016		1,400	2,101

PagesJaunes Groupe
6.500% due 01/11/2014		6,000	8,210

Pylon Ltd.
6.224% due 12/18/2008		4,000	5,741

Rhodia S.A.
6.959% due 10/15/2013		10,000	14,000

Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	11,027
9.370% due 04/06/2011		4,000	7,969

Seat Pagine Gialle SpA
4.408% due 05/25/2012	EUR	1,836	2,558

SigmaKalon
6.908% due 09/19/2012		2,000	2,755
7.414% due 09/19/2013		1,758	2,431

South Africa Government International Bond
13.000% due 08/31/2010	ZAR	742,900	118,822

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,076
0.967% due 05/25/2011		700,000	6,080

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	97,600	9,115

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UPC Financing Partnership
6.300% due 12/31/2014	EUR	5,242	$7,125
6.302% due 12/31/2014		2,501	3,393

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	36,027	1,492
5.000% due 09/14/2018 (e)		49,915	2,410
6.875% due 01/19/2016	EUR	6,500	9,663

Total Foreign Currency-Denominated Issues (Cost $387,737)			407,462

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		6,110	6,141

Total Preferred Stocks (Cost $6,249)			6,141

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,028

Total Exchange-Traded Funds (Cost $3,236)			3,028

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

COMMERCIAL PAPER 14.2%
Fannie Mae
5.123% due 10/24/2007		$16,800	16,745
5.130% due 10/04/2007		20,000	19,991
5.130% due 11/07/2007		40,000	39,789
5.150% due 11/07/2007		14,000	13,926
5.259% due 10/24/2007		100,200	99,872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 10/01/2007	$430,300	$430,300
4.550% due 12/17/2007	500	494
4.570% due 10/09/2007	2,000	1,999
5.040% due 10/03/2007	7,400	7,398

		630,514

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	5,587	5,587

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.125% due 02/12/2008 valued at $5,702. Repurchase proceeds are $5,589.)

U.S. TREASURY BILLS 1.9%
3.856% due 11/29/2007 - 12/13/2007 (d)(f)(h)	84,770	83,873

Total Short-Term Instruments (Cost $720,216)		719,974

PURCHASED OPTIONS (j) 1.3%
(Cost $41,523)		58,839

Total Investments (g) 100.8% (Cost $4,461,244)		$4,479,922

Written Options (k) (1.0%) (Premiums $37,649)		(43,573)

Other Assets and Liabilities (Net) 0.2%		8,822

Net Assets 100.0%		$4,445,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $41,055 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $164,095 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $6,952 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	703	$(148)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	652	(619)
Euro-Bund December Futures Put Options Strike @ EUR 106.000	Long	12/2007	652	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,897	560
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	445	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	890	375

				$159

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Floating Income Fund  (Cont.)

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$197
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		4,500	109
Deutsche Bank AG	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		7,000	(277)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011		62,425	1,069
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012		2,300	55
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	25
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	36
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	25
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	40
ABN AMRO Bank, N. V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009		$100	4
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,500	(101)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012		3,200	1
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012		9,200	(539)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	3.800%		09/20/2012		4,200	48
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	(9)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		20,000	(164)
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	269
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	298
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011		4,800	19
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		3,000	78
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	210
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	161
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(95)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		21,500	(46)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(50)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	(72)
Barclays Bank PLC	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012		107,000	2,741
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012		2,000	(16)
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012		2,500	59
Barclays Bank PLC	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012		110,000	47
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	232
Barclays Bank PLC	Health Care Property Investors, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017		5,000	0
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017		75	(2)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017		25,000	39
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017		1,500	59
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017		1,500	61
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	5
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	3
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(1)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	6
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	45
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(4)

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011	$10,000	$(24)
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%	09/20/2011	10,000	198
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011	40,000	(814)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	6,856	0
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	119,060	37
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011	14,700	(61)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	2,000	(16)
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	8,995	140
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%	12/20/2011	16,300	(1,083)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%	03/20/2012	5,000	(164)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%	03/20/2012	18,000	(1,397)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%	03/20/2012	25,000	(1,146)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	13,600	(126)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2012	4,750	(280)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	300	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	250	12
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	3
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	27
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	270	3
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	09/20/2011	10,000	(96)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011	15,000	164
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%	09/20/2011	1,500	153
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%	03/20/2012	10,000	(260)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012	15,000	(54)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012	49,700	(233)
Credit Suisse First Boston	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.770%	06/20/2012	10,000	19
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012	2,000	26
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009	17,000	(266)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	1,000	10
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011	16,000	403
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	09/20/2011	5,000	106
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%	09/20/2011	25,000	262
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%	09/20/2011	1,000	(5)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	25,000	(26)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011	67,000	(1,505)
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	34,000	(181)
Deutsche Bank AG	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%	06/20/2012	6,700	(132)
Deutsche Bank AG	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.050%	09/20/2012	3,700	114
Deutsche Bank AG	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	150,000	(153)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	11/20/2016	25,000	1,091
Deutsche Bank AG	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.500%	09/20/2017	3,000	115
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009	300	8
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	735
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	24
Goldman Sachs & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%	09/20/2011	800	(5)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011	10,000	110

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	$25,000	$(815)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	78,900	(373)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	6,700	(289)
Goldman Sachs & Co.	Pride International, Inc. 7.375% due 07/15/2014	Sell	2.000%		09/20/2012	2,000	31
Goldman Sachs & Co.	Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	5,000	(1)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	7,500	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	115
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	762
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	388
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	(1,544)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	(66)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	393
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	117
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	288
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(49)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	(20)
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	(20)
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	(20)
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	5
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	(28)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	230,005	2,892
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	(3,994)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	192
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	101
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	(51)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	5,000	(26)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	30,000	(632)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	223,800	(1,864)
Lehman Brothers, Inc.	MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	10,000	(44)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	3,000	50
Lehman Brothers, Inc.	L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	2,500	140
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	201,000	(460)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	114
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	887
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	2,255
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	(16)
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	133
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	45
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	(23)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	291
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	11,000	(199)

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	$1,000	$(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	1,500	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	40,000	1,833
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.530%		08/20/2017	20,000	354
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(88)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	2
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	45
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	(55)
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	(39)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	253
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	308
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	49,200	(1,154)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%		06/20/2012	5,000	(27)
Merrill Lynch & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.900%		09/20/2012	3,500	165
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,036
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,365
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	(50)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	527
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	2
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	(175)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	11,500	59
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		06/20/2012	10,000	27
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	8,000	(5)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	6,000	(49)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	6,000	5
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	4,300	148
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	378
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	240
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	90
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	5,000	0
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	292
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	(49)
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	54
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	69
UBS Warburg LLC	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	21,700	(297)

							$5,917

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$31,000	$(3,448)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)
Deutsche Bank AG	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	7,800	(1,217)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	16,000	(3,696)
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	31,500	(7,266)
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	(3,570)

						$(22,767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Floating Income Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	84,700	$(484)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,900	(126)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	6,300	57
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		40,000	263
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		15,200	77
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		33,500	278
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(3,129)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	(170)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		4,000	(31)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		18,000	(35)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(807)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(1,527)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	(327)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	(83)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	(34)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	(156)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	(88)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	(27)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	(32)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	(39)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		7,000,000	199
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	(54)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	(56)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	88
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	243
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	47
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	95
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		37,900	(1)
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	181,300	(1,712)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		$248,600	(7,679)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		603,000	(1,893)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		151,400	(6,277)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		115,500	(3,983)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		21,000	(904)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		51,700	(1,626)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,400	(100)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		23,400	(355)

							$(30,467)

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	1,643	$31	$26
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	148	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	1,643	31	26
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$65	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$640,000	$3,440	$5,070
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	5,244,000	30,208	41,397
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,156,000	5,867	10,204

							$39,515	$56,671

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$23,000	$965	$1,055
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	23,000	965	1,059

					$1,930	$2,114

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.938	11/06/2007	$112,000	$13	$0

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,643	$739	$616
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,643	329	360

				$1,068	$976

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$280,000	$3,290	$3,929
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,280,000	15,520	16,532
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000,000	12,087	14,030
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	503,000	5,684	8,106

							$36,581	$42,597

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$15,642	$15,798	0.35%

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$8,600	$8,731	$8,786

(2) Market value includes $68 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments Floating Income Fund (Cont.)	(Unaudited) September 30, 2007

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	16,597	10/2007	$692	$0	$692
Sell		16,597	10/2007	0	(561)	(561)
Buy		93,893	03/2008	4,782	0	4,782
Sell		169,990	03/2008	0	(3,135)	(3,135)
Buy		16,597	07/2008	489	0	489
Buy	CLP	2,320,150	03/2008	141	0	141
Buy	CNY	240,681	11/2007	666	0	666
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	18	(6)	12
Sell		149,070	01/2008	0	(221)	(221)
Buy		274,903	07/2008	317	0	317
Buy	COP	15,491,765	03/2008	493	0	493
Buy	CZK	20,884	03/2008	71	0	71
Sell	EUR	66,975	10/2007	0	(4,532)	(4,532)
Sell	GBP	10,432	11/2007	0	(360)	(360)
Buy	HKD	935	11/2007	0	0	0
Buy	HUF	6,367,140	11/2007	2,772	0	2,772
Sell		6,367,140	11/2007	0	(994)	(994)
Buy	IDR	4,367,283	10/2007	1	0	1
Sell		4,367,283	10/2007	0	(18)	(18)
Buy		4,398,283	05/2008	18	0	18
Buy	ILS	2,325	12/2007	26	0	26
Buy	INR	180,160	10/2007	433	0	433
Sell		180,160	10/2007	0	(183)	(183)
Buy		1,379,071	11/2007	336	0	336
Sell		308,937	11/2007	8	0	8
Buy		181,124	05/2008	211	0	211
Sell	JPY	2,822,829	10/2007	0	(1,255)	(1,255)
Buy	KRW	1,320,238	11/2007	17	0	17
Buy		27,758,282	05/2008	753	0	753
Buy		1,842,482	08/2008	33	0	33
Buy	MXN	182,984	03/2008	234	(9)	225
Buy		660,995	07/2008	0	(19)	(19)
Buy	MYR	2,138	10/2007	6	0	6
Sell		2,138	10/2007	0	(7)	(7)
Buy		2,138	08/2008	4	0	4
Buy	PLN	25,784	03/2008	601	0	601
Buy		81,590	07/2008	929	0	929
Buy	RUB	72,009	11/2007	189	0	189
Buy		286,973	12/2007	430	0	430
Buy		418,973	01/2008	551	0	551
Buy		462,161	07/2008	114	0	114
Buy	SGD	5,423	10/2007	64	0	64
Sell		5,423	10/2007	0	(76)	(76)
Buy		6,413	11/2007	63	0	63
Buy		3,829	02/2008	31	0	31
Buy		5,359	05/2008	74	0	74
Buy	SKK	26,981	03/2008	49	0	49
Buy	TRY	2,133	03/2008	241	0	241
Sell	ZAR	326,373	07/2008	0	(1,880)	(1,880)

				$15,861	$(13,256)	$2,605

66	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,783

Total Aruba (Cost $1,740)			1,783

AUSTRALIA 1.3%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	6,872

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	21,662

Seven Media Group
7.835% due 02/07/2013		869	760
8.878% due 02/07/2013		6,257	5,469

Total Australia (Cost $33,937)			34,763

BERMUDA 0.2%
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (l)		$4,000	4,000

Total Bermuda (Cost $3,960)			4,000

CANADA 3.6%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,511

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	51,800	52,421

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,411

Honda Canada Finance, Inc.
5.034% due 03/26/2012		27,000	27,236

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,510

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,573

Total Canada (Cost $87,806)			93,662

CAYMAN ISLANDS 1.9%
Calabash Re II Ltd.
14.094% due 01/08/2010		$3,100	3,207

Foundation Re II Ltd.
12.270% due 11/26/2010		1,500	1,540

Longpoint Re Ltd.
10.944% due 05/08/2010		3,300	3,383

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,614
1.815% due 12/31/2049		100,000	883
8.375% due 01/29/2049		$8,000	8,335

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,475

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,273

Mystic Re Ltd.
14.541% due 12/05/2008		$500	510

Redwood Capital IX Ltd.
11.610% due 01/09/2008		1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		5,900	6,065

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,206

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	$2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $49,201)			49,070

DENMARK 0.6%
Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,997	4,144

Realkredit Danmark A/S
5.000% due 10/01/2038		59,297	10,701

Total Denmark (Cost $14,222)			14,845

FRANCE 6.7%
Credit Agricole S.A.
5.505% due 05/28/2009		$10,800	10,811
6.637% due 05/29/2049		5,900	5,555

France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,407
4.000% due 04/25/2014		300	421
4.000% due 10/25/2014		92,900	130,041
4.000% due 04/25/2055		300	379
4.750% due 10/25/2012		100	146
5.500% due 04/25/2029		4,200	6,662
5.750% due 10/25/2032		10,100	16,682

Total France (Cost $169,114)			177,104

GERMANY 16.3%
Bundesobligation
4.000% due 04/13/2012	EUR	34,200	48,444

Deutsche Bank AG
6.000% due 09/01/2017		$5,600	5,683

Republic of Germany
3.750% due 01/04/2015	EUR	39,000	53,858
4.000% due 07/04/2009		300	427
4.250% due 01/04/2014		27,340	39,014
4.250% due 07/04/2014		21,500	30,658
4.750% due 07/04/2034		400	583
5.000% due 01/04/2012		2,000	2,942
5.000% due 07/04/2012		16,700	24,659
5.250% due 07/04/2010		5,000	7,339
5.250% due 01/04/2011		75,600	111,393
5.375% due 01/04/2010		300	440
5.500% due 01/04/2031		4,400	7,047
5.625% due 01/04/2028		41,700	67,256
6.250% due 01/04/2024		9,800	16,668
6.250% due 01/04/2030		4,740	8,265
6.500% due 07/04/2027		2,260	4,008

Total Germany (Cost $414,115)			428,684

ICELAND 0.2%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	2,932

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,865

Total Iceland (Cost $5,887)			5,797

IRELAND 0.4%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Bank of Ireland
5.608% due 12/19/2008		$7,000	6,997

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,013

Total Ireland (Cost $10,617)			10,892

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	$982
4.250% due 08/01/2014		1,800	2,555
4.500% due 05/01/2009		1,000	1,433

Total Italy (Cost $4,914)			4,970

JAPAN 21.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	403

Japan Government Bond
1.500% due 03/20/2011	JPY	5,150,000	45,509
1.500% due 03/20/2014		1,590,000	13,981
1.500% due 03/20/2015		3,850,000	33,690
1.600% due 09/20/2013		1,660,000	14,713
1.600% due 06/20/2014		3,970,000	35,104
1.800% due 06/20/2017		10,500,000	92,514
2.300% due 06/20/2035		3,530,000	30,100
2.400% due 03/20/2034		580,000	5,066
2.500% due 09/20/2035		6,210,000	55,218
2.500% due 06/20/2036		5,431,000	48,136

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		990,990	8,375
1.000% due 06/10/2016		2,678,010	22,862
1.100% due 12/10/2016		5,946,120	51,214
1.200% due 03/10/2017		169,830	1,473
1.200% due 06/10/2017		10,471,720	90,496

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,297

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	400,000	3,517
1.856% due 09/29/2049		300,000	2,626
1.861% due 12/31/2049		300,000	2,621

Total Japan (Cost $555,402)			560,915

JERSEY, CHANNEL ISLANDS 0.2%
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,324

Total Jersey, Channel Islands (Cost $5,376)			5,324

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,975

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	101

Total Mexico (Cost $3,099)			3,076

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,625

Total Netherlands Antilles (Cost $2,554)			2,625

NETHERLANDS 0.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,964

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,767

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,659

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.250% due 07/15/2013	EUR	400	$571

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $7,978)			8,362

RUSSIA 0.3%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	835

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		$6,400	6,344

Total Russia (Cost $7,155)			7,179

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,701

Korea Development Bank
4.250% due 11/13/2007		670	669

Total South Korea (Cost $2,371)			2,370

SPAIN 4.4%
Santander U.S. Debt S.A. Unipersonal
5.729% due 11/20/2009		$4,000	3,986

Spain Government Bond
4.200% due 01/31/2037	EUR	600	787
4.400% due 01/31/2015		42,000	60,034
5.400% due 07/30/2011		20,800	30,886
5.750% due 07/30/2032		11,150	18,371
6.150% due 01/31/2013		1,000	1,552

Total Spain (Cost $114,228)			115,616

TUNISIA 0.1%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,879

Total Tunisia (Cost $3,628)			3,879

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,321

Total Ukraine (Cost $1,210)			1,321

UNITED KINGDOM 4.8%
Arkle Master Issuer PLC
5.732% due 11/19/2007		$7,300	7,299

Barclays Bank PLC
7.434% due 09/29/2049		7,500	7,984

HBOS PLC
5.920% due 09/29/2049		8,400	7,611

HBOS Treasury Services PLC
5.752% due 07/17/2008		2,300	2,299

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,386

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		3,500	3,499

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,034

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	22,989
4.750% due 06/07/2010		12,900	26,248
5.000% due 03/07/2012		2,030	4,155
5.750% due 12/07/2009		3,900	8,100
9.000% due 07/12/2011		12,150	28,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
XL Capital Europe PLC
6.500% due 01/15/2012	$500	$519

Total United Kingdom (Cost $124,548)		126,310

UNITED STATES 76.6%

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp.
5.191% due 10/25/2036	$4,135	4,104

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,900	2,897

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	2,591	2,591

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1
5.481% due 10/25/2031	5	5

Argent Securities, Inc.
5.181% due 10/25/2036	5,211	5,172
5.191% due 05/25/2036	45	45

Asset-Backed Funding Certificates
5.191% due 10/25/2036	3,615	3,595
5.481% due 06/25/2034	4,620	4,515

Bank One Issuance Trust
5.862% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities, Inc.
5.581% due 03/25/2043	9	9

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	524	523

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,450	1,449
5.872% due 02/15/2010	1,590	1,590

Chase Issuance Trust
3.220% due 06/15/2010	2,000	1,998

CIT Group Home Equity Loan Trust
5.421% due 03/25/2033	10	10

Community Program Loan Trust
4.500% due 10/01/2018	696	689

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047	4,833	4,807
5.191% due 09/25/2046	1,178	1,174
5.231% due 09/25/2047	8,520	8,462
5.611% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	4	3

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	898	896

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,878	1,878

Fremont Home Loan Trust
5.201% due 02/25/2037	5,349	5,329

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	63	63

GSAMP Trust
5.421% due 03/25/2034	37	37

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	753	743

HSI Asset Securitization Corp. Trust
5.241% due 04/25/2037	366	363

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	354	352
5.231% due 03/25/2036	16	16

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	825	823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
5.201% due 03/25/2036	$1,171	$1,169

Lehman XS Trust
5.201% due 05/25/2046	414	413
5.211% due 06/25/2046	517	516
5.211% due 07/25/2046	2,756	2,746
5.211% due 11/25/2046	7,704	7,552
5.281% due 04/25/2037	11,266	11,217

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	386	376

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	300	298
5.201% due 08/25/2036	4,575	4,560
5.201% due 07/25/2037	7,269	7,216
5.211% due 09/25/2037	7,506	7,471

Morgan Stanley Home Equity Loans
5.241% due 02/25/2036	5,700	5,629

Nelnet Student Loan Trust
5.450% due 07/25/2016	867	868

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	1,946	1,939

Quest Trust
5.571% due 09/25/2034	12	11

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	1	1
5.631% due 12/25/2033	1,163	1,131

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	8,146	8,083

Residential Asset Securities Corp.
5.171% due 06/25/2036	73	73
5.201% due 07/25/2036	1,574	1,569
5.211% due 10/25/2036	6,463	6,422
5.221% due 01/25/2036	21	21
5.631% due 07/25/2032	18	18

SACO I, Inc.
5.191% due 05/25/2036	871	846

Saxon Asset Securities Trust
5.191% due 11/25/2036	7,886	7,846
5.651% due 08/25/2032	3	3

SBI HELOC Trust
5.301% due 08/25/2036	6,497	6,173

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	1,201	1,194
5.191% due 03/25/2036	312	311

SLM Student Loan Trust
3.800% due 12/15/2038	2,700	2,647
5.330% due 10/25/2012	555	555
5.350% due 07/25/2017	457	457
5.370% due 10/26/2015	514	514

Soundview Home Equity Loan Trust
5.191% due 06/25/2036	34	34

Structured Asset Investment Loan Trust
5.221% due 01/25/2036	2,780	2,770

Structured Asset Securities Corp.
5.531% due 05/25/2034	10	10

Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	790	785

Wells Fargo Home Equity Trust
5.251% due 12/25/2035	5,449	5,416
5.361% due 10/25/2035	4,822	4,764
5.371% due 11/25/2035	11,636	11,443

		170,310

BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	16,700	16,702

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Co.
8.700% due 12/15/2013		$1,092	$1,062

Georgia-Pacific Corp.
6.948% due 12/20/2012		240	236
7.264% due 12/20/2012		285	280
7.474% due 12/20/2012		2,429	2,384

HCA, Inc.
7.448% due 11/16/2013		4,080	4,008

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			25,639

CORPORATE BONDS & NOTES 14.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,008

American Express Centurion Bank
5.819% due 05/07/2008		6,500	6,490

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,877

Amgen, Inc.
5.585% due 11/28/2008		$6,200	6,208

AT&T, Inc.
5.785% due 11/14/2008		1,000	1,001

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,630

Bank of America Corp.
5.370% due 11/06/2009		4,100	4,084
5.620% due 10/14/2016		1,600	1,577

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,500	12,002

BellSouth Corp.
4.240% due 04/26/2021		2,300	2,287
5.200% due 09/15/2014		1,400	1,365
5.658% due 08/15/2008		3,900	3,897

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,477

Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	307

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,699

Charter One Bank N.A.
5.410% due 04/24/2009		9,000	8,945

CIT Group, Inc.
5.704% due 05/23/2008		3,500	3,441
5.834% due 06/08/2009		7,500	7,172

Citigroup, Inc.
5.240% due 12/26/2008		5,200	5,198
6.000% due 08/15/2017		6,900	7,073

CMS Energy Corp.
9.875% due 10/15/2007		400	401

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,024

Comcast Corp.
5.660% due 07/14/2009		7,600	7,566

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		7,300	7,277

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,776

CVS Caremark Corp.
5.750% due 08/15/2011		700	710
5.921% due 06/01/2010		5,900	5,884

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$700	$692
5.750% due 09/08/2011		1,100	1,111
6.053% due 03/13/2009		5,800	5,764

Dominion Resources, Inc.
5.660% due 09/28/2007		700	700

East Lane Re Ltd.
12.356% due 05/06/2011		1,600	1,608

EchoStar DBS Corp.
6.375% due 10/01/2011		800	806

Edison Mission Energy
7.000% due 05/15/2017		300	297

Entergy Gulf States, Inc.
6.474% due 12/08/2008		1,100	1,104

Exelon Corp.
4.900% due 06/15/2015		2,300	2,145

Ford Motor Credit Co.
5.625% due 10/01/2008		6,000	5,864
6.625% due 06/16/2008		1,000	993
7.250% due 10/25/2011		2,100	1,970
7.800% due 06/01/2012		100	95

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,900	1,978

General Electric Capital Corp.
5.360% due 10/24/2008		3,200	3,189
5.390% due 10/26/2009		5,400	5,374
5.744% due 12/12/2008		2,500	2,496
5.794% due 06/15/2009		3,300	3,293

General Motors Acceptance Corp.
7.000% due 02/01/2012		1,100	1,045
8.000% due 11/01/2031		2,700	2,656

GMAC LLC
6.000% due 12/15/2011		3,900	3,603
6.808% due 05/15/2009		3,400	3,276

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	4,705
6.250% due 09/01/2017		$22,500	23,035

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		2,400	2,403

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	708

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,150

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,773

Home Depot, Inc.
5.819% due 12/16/2009		5,700	5,629

HSBC Finance Corp.
6.538% due 11/13/2007		2,500	2,505

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,382

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,342

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,999
5.869% due 05/07/2010		$12,000	11,982

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,800	1,821

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,824

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,811

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	8,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lennar Corp.
5.950% due 10/17/2011	$700	$641

Loews Corp.
5.250% due 03/15/2016	800	771

Mandalay Resort Group
9.500% due 08/01/2008	700	719

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	1,900	1,895

Masco Corp.
5.875% due 07/15/2012	700	698

May Department Stores Co.
4.800% due 07/15/2009	700	696

Maytag Corp.
5.000% due 05/15/2015	2,200	2,093

Merck & Co., Inc.
4.750% due 03/01/2015	2,200	2,100

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	4,300	4,288
5.665% due 08/14/2009	1,000	994
6.050% due 08/15/2012	6,800	6,979

Metropolitan Life Global Funding I
5.560% due 05/17/2010	6,000	5,954

Midwest Generation LLC
8.300% due 07/02/2009	884	899

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,800	2,881

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	2,800	2,853

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.410% due 05/07/2009	6,000	5,954
5.485% due 01/18/2008	900	899
5.810% due 10/18/2016	2,200	2,108
6.250% due 08/28/2017	1,200	1,228

NiSource Finance Corp.
5.400% due 07/15/2014	800	779

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	400	402

Qwest Corp.
8.944% due 06/15/2013	1,500	1,609

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,844

Raychem Corp.
7.200% due 10/15/2008	200	203

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,654

SB Treasury Co. LLC
9.400% due 12/29/2049	5,100	5,242

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,216

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	3,196
8.750% due 03/15/2032	1,100	1,265

State Street Capital Trust IV
6.694% due 06/15/2037	5,900	5,362

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	8,500	8,404

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,623

Toyota Motor Credit Corp.
5.470% due 10/12/2007	6,800	6,800

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	$500	$502
6.640% due 04/15/2008	1,000	992

U.S. Bancorp
5.159% due 04/28/2009	4,300	4,281

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	11

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,829

Wachovia Bank N.A.
5.330% due 10/03/2008	9,800	9,783

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	5,600	5,603

Westpac Banking Corp.
5.758% due 06/06/2008	5,400	5,396

Wyeth
6.950% due 03/15/2011	1,900	1,993

Xerox Corp.
9.750% due 01/15/2009	2,400	2,521

		369,295

MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	703	705

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,361	1,328
5.281% due 09/25/2035	441	440

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	3,067	3,014

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	16,570	16,306
4.444% due 05/25/2034	2,731	2,690
4.487% due 02/25/2034	173	171
4.550% due 08/25/2035	13,945	13,877
4.625% due 10/25/2035	8,434	8,281
4.654% due 10/25/2033	1,111	1,092
4.673% due 05/25/2034	741	722
5.605% due 02/25/2033	175	174

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,339	5,333
5.819% due 11/25/2036	10,794	10,807
5.954% due 02/25/2036	8,035	8,072

Bear Stearns Commercial Mortgage Securities
5.862% due 03/15/2019	185	185

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,600	11,519

Bella Vista Mortgage Trust
5.746% due 05/20/2045	105	104

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	820	819

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	4,049	3,955
4.748% due 08/25/2035	4,808	4,761
4.900% due 10/25/2035	11,835	11,761

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,577

Commercial Mortgage Pass-Through Certificates
5.985% due 02/05/2019	300	296
6.455% due 05/15/2032	3,621	3,644

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,721	1,711
5.411% due 02/25/2037	148	144
5.706% due 03/20/2046	192	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$2,408	$2,395
5.421% due 04/25/2035	339	339
5.451% due 03/25/2035	3,042	2,984
5.461% due 02/25/2035	231	229
5.471% due 02/25/2035	350	344
6.205% due 08/25/2034	467	470

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	11,013

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	1,487	1,478
4.096% due 07/25/2033	187	185

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	659	658
5.231% due 10/25/2036	4,375	4,372

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,108	1,097
4.735% due 07/25/2033	247	245
5.371% due 08/25/2035	644	641
6.250% due 08/25/2017	2,336	2,347

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	1,974	1,969

Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	1,100	1,079
5.401% due 11/25/2045	222	218

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71
6.620% due 10/18/2030	4,055	4,076

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,034	1,024
4.603% due 03/25/2033	1,106	1,086

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,760	1,762
5.150% due 07/19/2035	323	321
5.592% due 01/19/2038	3,889	3,871
5.692% due 01/19/2038	9,335	9,119
5.722% due 05/19/2035	1,978	1,938
5.742% due 03/19/2037	168	165
5.872% due 02/19/2034	21	21

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	468	466

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970

JPMorgan Mortgage Trust
4.389% due 11/25/2033	952	938
5.023% due 02/25/2035	3,069	2,975

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	281	281

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,283

MASTR Asset Securitization Trust
5.500% due 11/25/2017	454	452

Mellon Residential Funding Corp.
5.787% due 12/15/2030	22	22

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,416	1,406
5.341% due 02/25/2036	13,009	12,905

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	230	226

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	8,070	7,876
5.381% due 11/25/2035	3,503	3,480
6.131% due 10/25/2035	4,622	4,540

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	592	589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Accredit Loans, Inc.
5.341% due 04/25/2046	$218	$210

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	663	661

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	721	712
4.590% due 04/25/2034	1,655	1,641
5.351% due 05/25/2037	279	269
6.383% due 01/25/2035	97	98

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	6,692	6,546
5.361% due 05/25/2045	1,330	1,294
5.441% due 12/25/2035	94	93
5.752% due 07/19/2035	8,842	8,650

Thornburg Mortgage Securities Trust
5.251% due 10/25/2046	5,673	5,591

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	7,571	7,543

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	40	40

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.361% due 04/25/2045	3,052	2,994
5.391% due 11/25/2045	654	644
5.401% due 12/25/2045	2,331	2,281
5.421% due 10/25/2045	284	278
5.441% due 01/25/2045	600	589
5.451% due 01/25/2045	427	420
5.671% due 12/25/2027	1,669	1,669
5.777% due 07/25/2046	1,675	1,673
5.777% due 10/25/2046	3,770	3,747
5.963% due 06/25/2046	4,654	4,560
5.983% due 02/25/2046	155	151
6.201% due 05/25/2041	79	79
6.383% due 06/25/2042	519	511
6.383% due 08/25/2042	212	213

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	2,757	2,743
4.950% due 03/25/2036	6,679	6,603
5.278% due 04/25/2036	2,351	2,313

		287,368

MUNICIPAL BONDS & NOTES 0.3%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	630	643

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	915

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	330	331

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	197

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,548

		7,027

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,200	3,216

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	$6,908

U.S. GOVERNMENT AGENCIES 41.0%
Fannie Mae
4.187% due 11/01/2034	6,031	6,055
4.924% due 12/01/2034	269	267
5.000% due 11/25/2032	4,000	3,707
5.191% due 12/25/2036 - 07/25/2037	6,164	6,095
5.251% due 03/25/2034	45	45
5.281% due 08/25/2034	44	43
5.381% due 06/25/2044	24	24
5.474% due 03/01/2033	309	309
5.500% due 05/25/2027 - 10/01/2037	502,990	492,890
5.500% due 10/01/2033 - 07/01/2037 (g)	212,451	208,333
5.531% due 06/25/2029	42	42
6.000% due 01/01/2023 - 07/25/2044	205,581	205,935
6.000% due 09/01/2036 - 11/01/2036 (g)	18,266	18,299
6.205% due 06/01/2043	509	510
6.206% due 10/01/2044	455	459
6.260% due 12/01/2036	448	454
6.500% due 04/01/2035 - 06/25/2044	35,019	35,670
6.500% due 09/01/2036 (g)	11,148	11,354
7.227% due 05/01/2026	38	39

Federal Housing Administration
6.896% due 07/01/2020	1,217	1,220
7.430% due 09/01/2022 - 11/01/2022	88	89

Freddie Mac
4.364% due 09/01/2035	381	378
4.500% due 07/15/2018	3,024	2,977
5.000% due 11/15/2021 - 12/15/2031	13,173	13,051
5.391% due 08/25/2031	83	83
5.500% due 10/01/2037	1,500	1,469
6.000% due 02/01/2037 - 09/01/2037	37,003	37,053
6.000% due 06/01/2037 - 07/01/2037 (g)	22,002	22,032

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.102% due 12/15/2030	$593	$594
6.202% due 12/15/2031	182	183
7.238% due 06/01/2024	77	79

Ginnie Mae
4.500% due 09/15/2033	46	43
6.000% due 08/20/2034	4,188	4,154
6.125% due 10/20/2029	56	56

Small Business Administration
4.625% due 02/01/2025	987	953
4.754% due 08/10/2014	77	75
5.110% due 04/01/2025	2,162	2,156

		1,077,175

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	18,359	18,589
2.625% due 07/15/2017	17,764	18,316

U.S. Treasury Bonds
4.500% due 02/15/2036	3,600	3,414
4.750% due 08/15/2017	21,600	21,897

U.S. Treasury Notes
4.625% due 02/29/2012	2,500	2,545

		64,761

Total United States (Cost $2,012,418)		2,011,699

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 3.3%
Barclays Bank PLC
5.281% due 03/17/2008	9,700	9,703

Dexia S.A.
5.079% due 09/29/2008	10,800	10,804

Fortis Bank NY
5.265% due 04/28/2008	1,400	1,401
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.282% due 12/01/2008	11,800	11,784
5.308% due 05/28/2008	8,000	8,000
5.308% due 04/09/2009	15,400	15,379

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	600	599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.272% due 10/03/2007	$6,400	$6,400
5.700% due 02/04/2008	5,500	5,500

Societe Generale NY
5.270% due 03/26/2008	7,700	7,701

Unicredito Italiano NY
5.506% due 05/29/2008	2,600	2,598
5.621% due 12/03/2007	3,500	3,501
5.701% due 12/13/2007	3,900	3,903

		88,173

COMMERCIAL PAPER 1.8%
Freddie Mac
4.000% due 10/01/2007	22,000	22,000
4.057% due 10/01/2007	25,800	25,800

		47,800

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	1,551	1,551

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,587. Repurchase proceeds are $1,552.)

U.S. TREASURY BILLS 1.1%
3.843% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	28,535	28,237

Total Short-Term Instruments (Cost $165,850)		165,761

PURCHASED OPTIONS (j) 1.7%
(Cost $35,178)		45,051

Total Investments (f) 148.0% (Cost $3,839,608)		$3,888,160

Written Options (k) (1.0%) (Premiums $22,424)		(26,648)

Other Assets and Liabilities (Net) (47.0%)		(1,233,832)

Net Assets 100.0%		$2,627,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,722 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $2,473 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $78,557 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $243,275 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $251,201 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	8	$7
90-Day Euribor June Futures	Long	06/2009	14	7
90-Day Euribor March Futures	Long	03/2009	346	200
90-Day Eurodollar June Futures	Long	06/2008	1,418	1,283
90-Day Eurodollar June Futures	Long	06/2009	222	343
90-Day Eurodollar March Futures	Long	03/2008	1,347	2,550

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	236	$415
90-Day Eurodollar September Futures	Long	09/2008	1,750	4,550
90-Day Euroyen December Futures	Long	12/2007	1,615	129
90-Day Euroyen March Futures	Long	03/2008	1,696	284
Canada Government 10-Year Bond December Futures	Short	12/2007	38	(22)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	1,484	(210)
Euro-Bobl December Futures Put Options Strike @ EUR 101.000	Long	12/2007	1,454	0
Euro-Bobl December Futures Put Options Strike @ EUR 102.250	Long	12/2007	561	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	3,094	(2,582)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,489	0
Euro-Schatz December Futures	Short	12/2007	244	(7)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,012	0
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	143	(1)
Japan Government 10-Year Bond December Futures	Long	12/2007	2	(6)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	1,766	(358)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,595	707
U.S. Treasury 10-Year Note December Futures	Long	12/2007	1,960	(519)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	220	414
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	122	99
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	129	92
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	100	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	167	127
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	37	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	18	2

				$7,497

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	13,100	$16
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	8
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,800	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,500	(3)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,800	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,500	(6)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,800	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,300	7
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,500	5
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,600	2
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		4,400	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,600	(10)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,000	(24)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		700	2
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012		500	(6)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012		500	2
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012		600	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017		1,100	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017		2,000	(5)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		37,200	464
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017		1,100	123
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017		900	104

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	$4,000	$3,137
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,400	12
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	500	2
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,200	20
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	1,500	25
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	700	(4)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	1,000	4
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,700	13
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,900	58
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	900	(1)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	700	(5)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	2,000	4
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	800	(5)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	4
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	2,000	10
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	800	(1)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	2,200	1
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	800	2
Citibank N.A.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	1,600	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	1,200	79
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,100	(8)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	1,600	28
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	1,800	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	2,300	28
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	100,000	(985)
Credit Suisse First Boston	International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	2,900	11
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	3,300	(16)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	6,900	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	9,500	(31)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	2,600	2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	61
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	600	8
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,100	819
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	(11)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	800	(6)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(3)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	20
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	7,800	57
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	$2,300	$13
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	80,200	(352)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,300	23
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	3,000	(34)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%	)	06/20/2012	3,900	(20)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,400	(89)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	100,900	2,010
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	191,500	(692)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,100	126
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017	2,700	27
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	6,700	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,800	7
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	40
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	94
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	193
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	4
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,900	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	70
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	1
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	591
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	299
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	139
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	1,600	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	5,200	294
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(3)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	312
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	2,900	14
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	2,700	(3)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	4
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	24
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,500	(20)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	23,400	246
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	1,700	154
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	2
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	8
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	500	(1)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	22
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(4)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	5
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(8)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	298
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,300	5

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	$2,000	$19
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	6
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,900	97
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	14,100	45
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,100	(4)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(4)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	1,900	24
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,100	(12)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	81
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(10)
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	2,100	124
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	36
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	10,000	(6)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	51
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	209
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	2,700	1
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.560%	)	06/20/2017	4,900	586
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	900	(14)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,400	(20)

							$9,116

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps
Counterparty	Receive	Pay (2)	Expiration Date	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/10/2009	JPY 116,466,000	$987,000	$29,098
UBS Warburg LLC	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/25/2009	44,722,000	379,000	11,939

						$41,037

(2) At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	17,400	$(10)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		117,500	(394)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(2,434)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	2,408
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		85,920	(275)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		123,400	94
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(723)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	668
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(701)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	657
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		26,500	(2)
Morgan Stanley	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		11,200	(7)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		94,000	11
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	90,000	(726)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		122,500	(1,215)
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017	CAD	4,300	(124)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		3,000	52
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(14)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	310
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	(96)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,000	(8)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		97,000	1,033
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		58,500	551
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	196
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		3,300	(29)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	79
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		13,500	(18)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		8,900	(448)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.473%	06/12/2009		56,200	(96)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		43,400	(170)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		174,000	229
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	(39)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		18,700	(30)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	6,026
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		6,000	(363)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		20,300	(974)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(24)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,100	(52)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		13,500	121
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	(14)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	4,942
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,828)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,900	(1,358)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		1,400	(3)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(12)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	400
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	9,699
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		37,500	(2,547)
Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		17,100	(194)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(32)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	369
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(102)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	117
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		3,200	(24)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(493)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(111)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,700	388
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(236)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		15,900	314
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,900	(46)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		24,600	1,259
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		39,300	(81)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		40,000	(38)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(1,050)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,900	(45)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	1,424
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,075)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(858)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,800	546
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(598)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(408)

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018	GBP	4,500	$(75)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(652)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		39,100	1,251
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		10,000	4
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		28,200	(674)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	345
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		25,000	23
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		107,300	1,335
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(382)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		7,200	(296)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	12,200,000	12
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		3,010,000	(19)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,350,000	120
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		31,660,000	35
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		36,970,000	29
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		13,800,000	(212)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,280,000	28
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(116)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	(26)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	51
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		19,430,000	(5,217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,350,000	(873)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	3
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(189)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,268)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	(3)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		4,750,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(655)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		117,370,000	(858)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	28
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(22)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		6,280,000	91
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		8,540,000	(81)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,390,000	(370)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	26,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		45,000	152
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		99,500	(265)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$94,600	92
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		91,900	(297)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2022		13,000	(52)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		8,000	179
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		7,700	2
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,700	(547)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		3,700	10
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,900	403
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	39
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		313,600	1,057
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		214,100	1,706
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		156,900	527
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		153,400	(4,617)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		49,900	(2,070)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,200	(999)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		79,800	559
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,300	(97)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(142)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		246,000	629
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		35,000	132
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		55,100	(1,915)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		138,000	(5,596)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(31)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		66,700	634
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(81)

							$(8,323)

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$231	12/07/2007	$18,500	$507
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	258	12/07/2007	22,000	621

								$1,128

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$115.000	11/20/2007	1,670	$32	$26
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	378	7	6
Call - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/20/2007	4,305	81	67
Call - CBOT U.S. Treasury 10-Year Note December Futures	125.000	11/20/2007	6,800	129	128
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,464	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/20/2007	441	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	650	12	10

				$318	$285

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008	GBP	50,000	$238	$381
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	495
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$52,900	205	538
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	564	607
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,721
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		30,200	168	238
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	704
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	1,490
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	1,438
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,681	3,447
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	6,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	2,294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		783,600	6,955	10,729
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	535
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	697

								$21,288	$31,523

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.236	10/05/2007	EUR	370,000	$25	$1
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	1,560
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	160
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	776
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	96
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	458
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	152
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	354
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	135
Call - OTC U.S. dollar versus Japanese yen	JPY	139.000	10/05/2007		$400,000	17	0
Call - OTC U.S. dollar versus Japanese yen		116.000	12/05/2007		22,300	224	147
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	369
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	675
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	53
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,431	425
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,221
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	104
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	505
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	479
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	4,978
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	319
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	242

						$13,106	$13,209

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$225,000	$26	$8
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	64,000	333	6
Put - OTC Fannie Mae 5.500% due 10/01/2037	84.500	10/04/2007	13,000	2	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	81,000	10	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	140,000	16	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.500	12/05/2007	1,500	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.000	12/05/2007	62,000	7	2
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	333,600	39	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	250,000	29	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	90.000	12/05/2007	34,000	4	2

				$466	$34

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	472	$159	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	12,500	$235	$166
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	239
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$118,000	481	1,181
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	378
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	517
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,326
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,900	168	195
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	559
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	1,267
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	1,023
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,791	2,450
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	4,173
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		108,900	992	1,755
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		340,700	6,789	9,639
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	480
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	643

								$20,812	$25,991

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	29,800	$268	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$37,400	375	220
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		21,600	244	109
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		14,700	75	30
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	64
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	49

						$1,088	$472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$64,000	$365	$8

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,341	$4,705	0.18%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	3,960	4,000	0.15%

				$8,301	$8,705	0.33%

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2007

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$225,000	$214,925	$214,629
Freddie Mac	6.000%	10/01/2037	59,000	59,115	59,065
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,230	2,203
U.S. Treasury Notes	3.000%	02/15/2009	100	99	99
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,344	5,483
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,773	32,368
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,984	2,017
U.S. Treasury Notes	4.500%	02/15/2016	48,000	48,192	48,392
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,266	15,409
U.S. Treasury Notes	4.625%	11/15/2016	65,600	67,171	67,180
U.S. Treasury Notes	4.625%	02/15/2017	42,400	42,208	42,955
U.S. Treasury Notes	4.875%	01/31/2009	85,100	85,904	87,073
U.S. Treasury Notes	4.875%	08/15/2016	239,100	246,256	246,931
U.S. Treasury Notes	5.125%	05/15/2016	11,600	12,130	12,342

				$832,597	$836,146

(3) Market value includes $6,222 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	55,814	10/2007	$1,127	$0	$1,127
Sell		53,403	10/2007	3	(2,129)	(2,126)
Buy	BRL	97,436	10/2007	4,696	0	4,696
Sell		97,436	10/2007	0	(3,419)	(3,419)
Buy		7,308	11/2007	152	0	152
Buy		104,507	03/2008	3,474	0	3,474
Buy	CAD	21,847	11/2007	423	0	423
Sell		1,276	11/2007	0	(9)	(9)
Buy	CLP	479,200	03/2008	27	0	27
Buy	CNY	105,305	11/2007	90	0	90
Sell		105,305	11/2007	0	(77)	(77)
Buy		321,323	01/2008	41	(20)	21
Sell		321,323	01/2008	0	(363)	(363)
Buy		250,607	03/2008	62	(22)	40
Sell		250,607	03/2008	0	(236)	(236)
Buy		218,904	07/2008	384	0	384
Sell		218,904	07/2008	0	(226)	(226)
Buy	DKK	49,697	12/2007	402	0	402
Buy	EUR	697,812	10/2007	46,359	0	46,359
Sell		139	10/2007	0	(4)	(4)
Buy	GBP	78,635	11/2007	2,639	0	2,639
Sell		292	11/2007	0	(16)	(16)
Buy	INR	1,312	10/2007	1	0	1
Sell		1,312	10/2007	0	(1)	(1)
Buy		5,506	11/2007	4	0	4
Buy		622,790	05/2008	358	0	358
Buy	JPY	68,329,674	10/2007	30,376	0	30,376
Sell		186,809,334	10/2007	1,155	(3,589)	(2,434)
Buy	KRW	7,080,863	01/2008	23	(7)	16
Buy		15,096,558	05/2008	328	0	328
Buy	MXN	225,120	03/2008	395	(14)	381
Sell		153,483	03/2008	0	(133)	(133)
Buy	MYR	123,937	05/2008	580	(156)	424
Buy	NOK	75,102	12/2007	753	0	753
Buy	NZD	38,636	10/2007	2,115	0	2,115
Sell		38,823	10/2007	0	(1,207)	(1,207)
Buy	PLN	390	07/2008	5	0	5
Buy	RUB	28,189	12/2007	27	0	27
Buy		1,195,204	01/2008	1,969	0	1,969
Sell		886,974	01/2008	0	(625)	(625)
Buy		332,538	07/2008	123	0	123
Buy	SEK	324,857	12/2007	1,845	0	1,845
Buy	SGD	482	10/2007	5	0	5
Buy		3,659	02/2008	30	0	30
Buy		219	05/2008	3	0	3
Buy	TWD	93,638	10/2007	21	0	21
Sell		93,638	10/2007	0	(40)	(40)
Buy		93,504	11/2007	44	0	44
Buy	ZAR	8,983	07/2008	52	0	52

				$100,091	$(12,293)	$87,798

80	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.349% due 05/29/2049	JPY	500,000	$4,420

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,783

Total Aruba (Cost $6,129)			6,203

AUSTRALIA 1.4%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	543

New South Wales Treasury Corp.
6.000% due 05/01/2012		2,700	2,319

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	25,995

Seven Media Group
7.835% due 02/07/2013		953	833
8.878% due 02/07/2013		6,857	5,993

Total Australia (Cost $34,696)			35,683

AUSTRIA 0.8%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	18,694

Total Austria (Cost $13,734)			18,694

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	15,375

Total Belgium (Cost $9,731)			15,375

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,470

Total Bermuda (Cost $1,483)			1,470

CANADA 2.7%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	49,992

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,604

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,936
5.750% due 12/01/2036		2,600	2,909

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,114

Total Canada (Cost $65,909)			67,555

CAYMAN ISLANDS 2.2%
Foundation Re II Ltd.
12.270% due 11/26/2010		$1,650	1,694

Longpoint Re Ltd.
10.944% due 05/08/2010		2,900	2,973

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,485
1.815% due 12/31/2049		300,000	2,649
8.375% due 01/29/2049		$4,300	4,480

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,188

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,168

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mystic Re Ltd.
11.841% due 12/05/2008		$750	$761

Pylon Ltd.
8.624% due 12/18/2008	EUR	1,350	1,955

Redwood Capital IX Ltd.
11.610% due 01/09/2008		$1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		6,300	6,476

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	8,466	74

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,578

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $55,300)			55,060

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	901	176

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,998	2,162
6.000% due 10/01/2029		1,532	301

Realkredit Danmark A/S
5.000% due 10/01/2038		98,312	17,755

Total Denmark (Cost $19,261)			20,394

FRANCE 13.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,651

Credit Agricole S.A.
5.505% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	6,026

France Government Bond
4.000% due 04/25/2009	EUR	8,050	11,463
4.000% due 10/25/2009		30,070	42,817
4.000% due 04/25/2014		39,675	55,678
4.000% due 10/25/2014		106,900	149,638
4.000% due 04/25/2055		600	757
4.750% due 04/25/2035		1,100	1,592
5.250% due 04/25/2008		26,800	38,447
5.750% due 10/25/2032		11,800	19,490
6.000% due 10/25/2025		3,400	5,663

Total France (Cost $295,796)			335,925

GERMANY 23.1%
Bundesobligation
4.000% due 04/13/2012	EUR	22,600	32,013

Deutsche Bank AG
6.000% due 09/01/2017		$5,700	5,784

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,041

Republic of Germany
4.000% due 07/04/2009		2,900	4,130
4.750% due 07/04/2034		4,300	6,268
5.000% due 07/04/2011		100	147
5.000% due 07/04/2012		167,000	246,590

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 01/04/2010	EUR	4,100	$6,007
5.500% due 01/04/2031		22,150	35,475
5.625% due 01/04/2028		26,770	43,176
6.250% due 01/04/2024		7,600	12,927
6.250% due 01/04/2030		5,512	9,611
6.500% due 07/04/2027		95,560	169,485

Total Germany (Cost $552,106)			573,654

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,603

Landsbanki Islands HF
6.205% due 08/25/2009		2,400	2,415

Total Iceland (Cost $6,124)			6,018

IRELAND 0.3%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Celtic Residential Irish Mortgage Securitisation
4.679% due 06/13/2035		1,440	2,043

Emerald Mortgages PLC
4.689% due 04/15/2028		1,269	1,810
4.689% due 02/15/2035		365	518

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,013

Total Ireland (Cost $6,880)			8,266

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,020
5.500% due 11/01/2010		1,700	2,513

Total Italy (Cost $7,367)			7,533

JAPAN 27.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	402

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,001

Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	112,314
1.500% due 03/20/2014		6,760,000	59,441
1.500% due 03/20/2015		5,200,000	45,503
1.600% due 06/20/2014		2,540,000	22,460
1.800% due 06/20/2017		10,700,000	94,277
2.300% due 06/20/2035		7,380,000	62,928
2.400% due 03/20/2034		2,470,000	21,575
2.500% due 09/20/2035		2,030,000	18,050
2.500% due 06/20/2036		4,490,000	39,796

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,081,080	9,137
1.000% due 06/10/2016		3,470,380	29,627
1.100% due 12/10/2016		6,055,680	52,157
1.200% due 03/10/2017		49,950	433
1.200% due 06/10/2017		10,150,440	87,719

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,370

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	600,000	5,275
1.856% due 09/29/2049		100,000	875
1.861% due 12/31/2049		400,000	3,495
5.625% due 07/29/2049		$1,300	1,212

Total Japan (Cost $677,808)			679,047

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.777% due 12/10/2037	EUR	2,596	$3,702

Lloyds TSB Capital
7.375% due 12/29/2049		500	768

Total Jersey, Channel Islands (Cost $2,910)			4,470

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,778

Total Liberia (Cost $1,778)			1,778

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	3,079

Total Mexico (Cost $3,200)			3,079

NETHERLANDS 0.9%
Delphinus BV
4.509% due 04/25/2093	EUR	1,500	2,136

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,333

Dutch Mortgage Portfolio Loans BV
4.824% due 11/20/2035	EUR	1,022	1,452

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079		2,724	3,878

Generali Finance BV
5.479% due 02/28/2049		2,300	3,183

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		681	971

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,455

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $20,295)			21,811

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,750

Total Netherlands Antilles (Cost $1,703)			1,750

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,021

Total New Zealand (Cost $1,232)			2,021

RUSSIA 0.0%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	975

Total Russia (Cost $879)			975

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 3.2%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	799	$1,138

Spain Government Bond
4.200% due 07/30/2013		2,200	3,125
4.200% due 01/31/2037		2,300	3,016
5.150% due 07/30/2009		37,730	54,805
5.350% due 10/31/2011		11,100	16,488

Total Spain (Cost $54,993)			78,572

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,947

Total Tunisia (Cost $5,563)			5,947

UNITED KINGDOM 7.9%
Barclays Bank PLC
7.434% due 09/29/2049		$3,300	3,513

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	1,874	2,669

HBOS PLC
5.920% due 09/29/2049		$14,000	12,686

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,569

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,863

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$6,500	6,499
7.092% due 10/29/2049 (a)	EUR	4,300	6,321

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,410

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	30,046
4.750% due 06/07/2010		27,900	56,769
5.000% due 03/07/2012		12,830	26,258
8.000% due 09/27/2013		14,100	33,179

Total United Kingdom (Cost $187,666)			196,782

UNITED STATES 74.2%

ASSET-BACKED SECURITIES 1.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		221	218

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		107	105
5.531% due 10/27/2032		179	178

Citicorp Residential Mortgage Securities, Inc.
5.221% due 03/25/2037		10,409	10,336

Countrywide Asset-Backed Certificates
5.231% due 09/25/2047		11,479	11,401

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		97	95

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		17	16

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035		122	121

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036		29	29

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mesa Trust Asset-Backed Certificates
5.531% due 12/25/2031		$441	$435

Quest Trust
5.691% due 06/25/2034		75	75

Residential Asset Securities Corp.
5.221% due 01/25/2036		41	41
5.631% due 07/25/2032		339	333

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,941
5.350% due 10/27/2014		6,221	6,223

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		5,169	5,107

			37,663

BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		17,200	17,202

Ford Motor Co.
8.700% due 12/15/2013		2,184	2,123

Georgia-Pacific Corp.
6.948% due 12/20/2012		401	394
7.264% due 12/20/2012		476	467
7.474% due 12/20/2012		4,048	3,973

HCA, Inc.
7.448% due 11/16/2013		4,776	4,692

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			29,818

CORPORATE BONDS & NOTES 11.5%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,411

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,274

Amgen, Inc.
5.585% due 11/28/2008		$2,700	2,704

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,664

AT&T, Inc.
5.785% due 11/14/2008		500	501

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,037

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,471

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,600	12,107

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,924

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	3,945

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	410

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,467

CIT Group, Inc.
5.640% due 08/17/2009		7,800	7,453

Citigroup, Inc.
6.000% due 08/15/2017		7,000	7,176

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,643

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consumers Energy Co.
5.000% due 02/15/2012		$1,500	$1,480

CSX Corp.
6.750% due 03/15/2011		2,500	2,599

CVS Caremark Corp.
5.750% due 08/15/2011		900	913

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	989
5.750% due 09/08/2011		1,500	1,515
6.053% due 03/13/2009		6,600	6,559

East Lane Re Ltd.
12.356% due 05/06/2011		1,700	1,708

EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		700	705

Exelon Corp.
6.750% due 05/01/2011		900	936

Ford Motor Credit Co.
5.625% due 10/01/2008		1,000	977
6.625% due 06/16/2008		2,300	2,283

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,145

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	929
5.744% due 12/12/2008		$4,800	4,792

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,125
7.000% due 02/01/2012		3,200	3,041
8.000% due 11/01/2031		2,800	2,754

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,516

GMAC LLC
6.000% due 12/15/2011		$4,300	3,972

Goldman Sachs Group, Inc.
5.660% due 03/22/2016		2,900	2,829
6.250% due 09/01/2017		22,900	23,444

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,012

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,609

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,873
5.400% due 02/15/2012		2,700	2,680

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		4,670	4,826

JPMorgan Chase & Co.
5.869% due 05/07/2010		8,900	8,887

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,900	1,922

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,773

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,498

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,153

Lennar Corp.
5.950% due 10/17/2011		900	824

Loews Corp.
5.250% due 03/15/2016		1,200	1,156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	$2,200	$2,194

Masco Corp.
5.875% due 07/15/2012	1,000	997

May Department Stores Co.
4.800% due 07/15/2009	900	895

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	3,800	3,776
6.050% due 08/15/2012	7,400	7,595

Mizuho JGB Investment LLC
9.870% due 12/29/2049	1,200	1,232

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,400	1,426

Morgan Stanley
5.410% due 05/07/2009	6,400	6,351
5.840% due 10/15/2015	5,100	4,944
6.250% due 08/28/2017	1,300	1,330

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,168

Qwest Communications International, Inc.
9.058% due 02/15/2009	400	406

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,595

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,182

Reynolds American, Inc.
6.394% due 06/15/2011	800	801
6.750% due 06/15/2017	700	719

Ryder System, Inc.
3.500% due 03/15/2009	900	883

SB Treasury Co. LLC
9.400% due 12/29/2049	6,600	6,753

Southwest Airlines Co.
6.500% due 03/01/2012	500	517

Sprint Capital Corp.
8.750% due 03/15/2032	800	920

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	3,400	3,362

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,656

Toyota Motor Credit Corp.
5.470% due 10/12/2007	11,800	11,800

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	502

U.S. Bancorp
5.159% due 04/28/2009	8,200	8,164

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,164

Xerox Corp.
9.750% due 01/15/2009	2,600	2,732

		284,605

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	767	769

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	4,907	4,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$16,822	$16,554
4.444% due 05/25/2034	1,819	1,792
4.487% due 02/25/2034	202	199
4.550% due 08/25/2035	14,262	14,194
4.654% due 10/25/2033	1,029	1,011
4.673% due 05/25/2034	968	944

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,456	5,451
5.819% due 11/25/2036	7,465	7,468
5.954% due 02/25/2036	9,724	9,768

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,611	11,531

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,996	3,903
4.748% due 08/25/2035	4,930	4,882
4.900% due 10/25/2035	15,994	15,893
4.900% due 12/25/2035	830	827

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,558

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,013

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,544	1,526
5.451% due 03/25/2035	70	69
6.205% due 08/25/2034	498	501

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	972	967
4.096% due 07/25/2033	202	201
4.938% due 12/15/2040	512	511
5.640% due 05/25/2032	77	77

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,141	1,131
4.735% due 07/25/2033	264	262
5.371% due 08/25/2035	725	721

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	3,201	3,193

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	444	436

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,059

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
4.603% due 03/25/2033	1,205	1,183

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,917	1,919
5.150% due 07/19/2035	323	321

Impac CMB Trust
6.305% due 07/25/2033	186	185

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	429	427

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970
6.465% due 11/15/2035	10,100	10,586

JPMorgan Mortgage Trust
4.389% due 11/25/2033	1,016	1,000
5.023% due 02/25/2035	2,563	2,484

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	492	492

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,381

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$826	$822

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,146

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,457	1,447

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,582
6.132% due 03/15/2025	575	552

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734
6.500% due 03/25/2032	329	330

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	745	736
4.590% due 04/25/2034	993	985

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.391% due 11/25/2045	1,207	1,189
5.441% due 01/25/2045	1,571	1,544
5.527% due 02/27/2034	1,330	1,323
5.671% due 12/25/2027	4,475	4,474
6.201% due 05/25/2041	30	30

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	16,128	15,858
4.950% due 03/25/2036	12,205	12,065

		213,922

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	830	847

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,193

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,470

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,279

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,643

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	206

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	546

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	600	602

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	309
5.500% due 06/01/2017	600	633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	$3,500	$3,536

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	195

		18,704

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.448% due 12/31/2049	640	6,876

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,150	2,161

		9,037

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	6,908

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
4.187% due 11/01/2034	9,951	9,991
4.924% due 12/01/2034	1,883	1,869
5.000% due 11/25/2032 - 09/01/2035	5,870	5,446
5.000% due 08/01/2035 - 03/01/2036 (g)	26,127	24,967
5.251% due 03/25/2034	286	285
5.500% due 11/01/2028 - 10/01/2037	605,648	593,319
5.500% due 06/01/2033 - 09/01/2037 (g)	159,103	156,016
5.627% due 04/01/2032	142	145
6.000% due 10/01/2034 - 07/25/2044	181,732	182,065
6.000% due 10/01/2035 - 12/01/2036 (g)	13,129	13,159
6.500% due 02/01/2026 - 09/01/2037	56,851	57,920
6.500% due 10/01/2036 - 07/01/2037 (g)	42,830	43,622
7.075% due 01/01/2023	61	62
7.180% due 08/01/2023	174	176
7.290% due 11/01/2022	18	18
7.630% due 12/01/2030	25	25

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,970

Freddie Mac
4.364% due 09/01/2035	825	819
5.000% due 03/15/2016 - 08/15/2035	10,309	9,565
5.982% due 02/15/2019	18,529	18,481
6.102% due 12/15/2030	1,050	1,051
6.205% due 10/25/2044	8,485	8,462
7.140% due 06/01/2022	295	299
9.050% due 06/15/2019	5	5

Ginnie Mae
5.750% due 07/20/2022 - 08/20/2027	698	704
6.000% due 08/20/2034	6,512	6,458
6.125% due 11/20/2021 - 11/20/2030	300	303
6.375% due 05/20/2022 - 05/20/2030	1,491	1,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$5,270	$5,409
6.344% due 08/01/2011	1,439	1,468
6.640% due 02/01/2011	630	647
Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,844
5.980% due 04/01/2036	1,855	2,041

		1,165,117

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	19,288	19,529
2.625% due 07/15/2017	18,466	19,040

U.S. Treasury Bonds
4.500% due 02/15/2036	2,600	2,466
4.750% due 08/15/2017	27,800	28,182
8.125% due 05/15/2021	2,601	3,447

U.S. Treasury Notes
4.625% due 02/29/2012	100	102

		72,766

Total United States (Cost $1,831,946)		1,838,540

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
5.281% due 03/17/2008	$10,500	10,503

Dexia S.A.
5.079% due 09/29/2008	15,300	15,305

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,507

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	6,800	6,793

Societe Generale NY
5.270% due 03/26/2008	8,500	8,501

		61,609

COMMERCIAL PAPER 3.8%
Freddie Mac
4.000% due 10/01/2007	93,500	93,500

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,711	6,711

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $6,848. Repurchase proceeds are $6,713.)

U.S. TREASURY BILLS 1.5%
3.788% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	37,100	36,733

Total Short-Term Instruments (Cost $198,615)		198,553

PURCHASED OPTIONS (j) 1.8%
(Cost $35,564)		44,673

Total Investments (f) 170.7% (Cost $4,099,568)		$4,230,729

Written Options (k) (1.1%) (Premiums $21,914)		(26,431)

Other Assets and Liabilities (Net) (69.6%)		(1,725,199)

Net Assets 100.0%		$2,479,099

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,467 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $43,266 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $228,063 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $235,800 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,962 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	1,504	$1,314
90-Day Eurodollar March Futures	Long	03/2008	1,960	3,497
90-Day Eurodollar September Futures	Long	09/2008	1,317	3,424
90-Day Euroyen December Futures	Long	12/2007	2,527	194
90-Day Euroyen March Futures	Long	03/2008	1,228	395
Canada Government 10-Year Bond December Futures	Short	12/2007	68	(32)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	1,746	166
Euro-Bobl December Futures Put Options Strike @ EUR 102.750	Long	12/2007	1,500	(10)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	2,213	(591)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,029	0
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,888	0
Euro-Schatz December Futures Put Options Strike @ EUR 102.100	Long	12/2007	620	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	2,607	61
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,987	(326)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2,413	(984)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	147	104
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	187	142
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42	35
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	397	37

				$7,527

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$17
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		5,200	10
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,900	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,600	(4)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,900	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,600	(6)
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		900	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,900	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,900	10
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,600	6
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,800	3
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		6,300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,800	(12)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,700	(26)

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	$6,500	$(13)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	900	2
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	1,700	13
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	900	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	1,500	9
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012	1,900	(23)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	800	(5)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	2,000	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	1,500	(4)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	38,400	479
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017	1,200	134
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	2,100	(2)
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017	1,300	150
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	4,000	3,137
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	4,300	8
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	2,600	9
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,700	14
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,400	22
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	600	(3)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	1,900	(75)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,900	14
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,400	48
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	1,100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	14,500	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	1,000	(6)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	500	0
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	2,700	12
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	2,400	(13)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	3,800	8
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	3
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	1,150	(2)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	2,500	44
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	2,900	30
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	1,150	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	3,000	196
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,200	(9)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	2,100	(34)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	6,500	(33)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	8,200	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	10,400	(34)

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	$10,600	$(14)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	900	78
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	500	8
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	500	(2)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,200	753
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	1,600	(8)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	700	(5)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,400	(4)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,400	28
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	2,600	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	2,500	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	384,700	(1,686)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,500	25
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	2,200	(25)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	4,300	(24)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,600	(101)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	57,000	1,136
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	76,600	(177)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,200	137
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	7,500	(5)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	700	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	19,900	505
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	1,000	5
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,100	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	68,900	548
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	681
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	213
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	22,900	340
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	7
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	4,800	271
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	177
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	1,100	5
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	7
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	377
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	498
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	19
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,200	(16)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	600	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	2,400	217
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,200	(1)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(8)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	36

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	$400	$(18)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(11)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	578
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	(4)
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,500	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	2,100	20
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	8
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	296
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	13,300	43
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,200	(4)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	10
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	60
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	9
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	1,600	94
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	44
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	11,700	(7)
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	237
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.300%	)	06/20/2017	6,400	562
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	800	(12)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,500	(22)

							$10,084

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	3,500	$(2)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		109,100	(365)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,117)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	2,105
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(317)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	86
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(254)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	237
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(237)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	223
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		3,500	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		91,800	10
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,196)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	1,507
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	16,300	(131)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		27,200	(331)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		160,500	(1,662)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		41,900	(492)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	208
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		3,300	(100)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	$4
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	126
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,700	(47)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(155)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	390
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(120)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(11)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		124,400	1,324
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	1,430
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		20,600	241
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		8,400	56
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	319
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(11)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	3,793
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	2,756
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		139,200	284
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		20,100	195
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	2,645
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	771
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		6,600	(138)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(725)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		70,000	(274)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	91
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(42)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	3,925
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(91)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(1,113)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	379
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(285)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(56)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,428
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		16,700	153
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(15)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		87,300	740
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	428
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(48)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(187)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	4,711
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,575)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(2,667)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	441
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	40,450	(2,102)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	329
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	1,331
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,800	(21)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(246)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		9,500	(47)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(447)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(291)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,800	272
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	2,483
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		41,800	(47)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		69,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,912)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,200	(29)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	2,665
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(271)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(412)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(707)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(597)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		6,600	(110)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(196)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		49,900	1,552
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,400	0
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		27,800	(664)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	1,568
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	19,300	$(1,177)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	(349)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	11,610,000	7
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		2,935,000	(18)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		9,410,000	260
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,830,000	(74)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		49,660,000	38
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		14,000,000	(215)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,150,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		3,490,000	(973)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(126)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	(28)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	48
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	58
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		20,260,000	(5,440)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,480,000	(922)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(202)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,700,000	(6)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(720)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		88,480,000	(644)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	31
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		5,580,000	81
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		15,170,000	(145)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	202
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	64
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(291)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	114
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		72,000	1,041
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		93,800	128
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	8
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		6,800	152
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	322
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	291
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		28,800	616
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		195,800	178
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	200
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(68)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	597
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	221
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		247,200	1,970
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		72,100	242
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		260,400	(7,838)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	(92)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	540
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,300	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	564
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		27,300	77
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,900	(31)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		17,600	355
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	290
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		248,100	749
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		104,800	310
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		36,500	(1,269)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		149,300	358
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		138,400	4,738
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	108
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(729)

							$13,670

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$285	12/07/2007	$22,800	$626
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	254	12/07/2007	21,900	620

								$1,246

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.250	11/20/2007	400	$8	$6
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.500	11/20/2007	807	15	13
Call - CBOT U.S. Treasury 2-Year Note December Futures	114.000	11/20/2007	1,155	22	18
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	245	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	1,254	24	20
Call - CBOT U.S. Treasury 5-Year Note December Futures	120.000	11/20/2007	3,324	63	52
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	6,162	116	96
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	4,250	80	66
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	821	15	13
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	1,350	25	21

				$375	$311

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008	GBP	20,000	$77	$138
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	522
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	1,085
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	715
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,977
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	261
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	1,436
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	225
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,910	8,021
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	5,332
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		813,800	7,223	11,143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	367

								$20,205	$31,265

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$370
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,200	459	1,222
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,800	595	163
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	910
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	113
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	485
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	161
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	372
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	141
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$28,000	282	185
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	581
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	1,061
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	59
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	603
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	1,735
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	367
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	1,789
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	233
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	2,418
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	53
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	40

						$14,462	$13,061

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$263,000	$31	$9
Call - OTC Fannie Mae 5.000% due 12/01/2037	103.875	12/05/2007	27,000	3	2
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	68,000	353	6
Put - OTC Fannie Mae 5.000% due 11/01/2037	101.188	11/06/2007	40,000	5	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	130,000	15	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	200,000	24	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	20,000	2	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	45,000	5	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	301,000	35	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	265,000	31	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	72,000	8	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	66.000	11/14/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	80.000	11/14/2007	25,000	6	0

				$522	$36

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	476	$161	$179

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,400	$26	$19
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	412
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	1,280
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	762
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	624
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,525
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	163	189
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	1,214
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	5,600
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		354,000	7,053	10,016
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	322

								$20,165	$25,766

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	31,700	$285	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$36,300	364	214
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		40,500	458	205
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	21
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	21
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	16

						$1,200	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$68,000	$388	$9

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,384	$4,863	0.20%

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$330,100	$318,190	$314,884
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,068	16,180
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,974	25,013
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,504	7,443
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,859	4,984
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,767	14,024
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,903	25,313
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,803	25,910
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,265	15,409
U.S. Treasury Notes	4.625%	11/15/2016	119,800	122,669	122,686
U.S. Treasury Notes	4.625%	02/15/2017	84,000	83,618	85,100
U.S. Treasury Notes	4.875%	08/15/2016	292,200	300,898	301,758
U.S. Treasury Notes	5.125%	05/15/2016	103,490	108,220	110,113

				$1,066,737	$1,068,817

(2) Market value includes $9,087 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	68,305	10/2007	$1,610	$0	$1,610
Sell		78,528	10/2007	0	(3,767)	(3,767)
Buy	BRL	98,414	10/2007	4,846	0	4,846
Sell		98,414	10/2007	0	(3,441)	(3,441)
Buy		6,723	11/2007	140	0	140
Buy		104,236	03/2008	3,448	0	3,448
Sell	CAD	26,668	11/2007	0	(376)	(376)
Buy	CLP	499,300	03/2008	29	0	29
Buy	CNY	97,896	11/2007	66	0	66
Sell		97,896	11/2007	0	(80)	(80)
Buy		421,015	01/2008	65	(25)	40
Sell		421,015	01/2008	0	(477)	(477)
Buy		249,474	03/2008	62	(22)	40
Sell		249,474	03/2008	0	(235)	(235)
Buy		205,361	07/2008	331	0	331
Sell		205,361	07/2008	0	(212)	(212)
Buy	DKK	12,396	12/2007	93	0	93
Sell		128,740	12/2007	0	(1,041)	(1,041)
Buy	EUR	107,764	10/2007	6,494	0	6,494
Sell		418,174	10/2007	0	(27,679)	(27,679)
Buy	GBP	5,829	11/2007	219	0	219
Sell		74,553	11/2007	0	(2,569)	(2,569)
Sell	HKD	993	11/2007	0	0	0
Buy	INR	21,887	11/2007	14	0	14
Buy		622,291	05/2008	357	0	357
Sell	JPY	84,754,419	10/2007	37	(28,504)	(28,467)
Buy	KRW	1,969,163	01/2008	22	0	22
Buy		20,424,871	05/2008	390	0	390
Buy		636,791	08/2008	11	0	11
Buy	MXN	264,175	03/2008	385	(25)	360
Sell		185,886	03/2008	0	(164)	(164)
Buy	MYR	142,475	05/2008	169	(722)	(553)
Buy	NOK	92,238	12/2007	1,008	0	1,008
Buy	NZD	56,634	10/2007	3,069	0	3,069
Sell		59,009	10/2007	0	(1,366)	(1,366)
Buy	PLN	484	07/2008	7	0	7
Buy	RUB	16,234	11/2007	40	0	40
Buy		328,115	12/2007	309	0	309
Buy		1,239,651	01/2008	2,061	0	2,061
Sell		955,963	01/2008	0	(670)	(670)
Buy		15,372	07/2008	6	0	6
Buy	SEK	39,575	12/2007	310	0	310
Sell	SGD	756	10/2007	0	(10)	(10)
Buy		9,360	02/2008	76	0	76
Buy	TWD	166,452	10/2007	38	0	38
Sell		166,452	10/2007	0	(71)	(71)
Buy		166,214	11/2007	79	0	79

				$25,791	$(71,456)	$(45,665)

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 145.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,013	$6,757
5.000% due 01/01/2018 - 10/01/2037	12,764	12,258
5.500% due 07/01/2034 - 12/01/2034 (e)	15,688	15,400
5.500% due 09/01/2035 - 10/01/2037	13,020	12,767
6.280% due 07/01/2011	5,656	5,698
6.297% due 03/01/2018	13	13
7.000% due 11/01/2037	3,000	3,094
9.000% due 07/01/2018	10	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,753	4,543
5.500% due 05/01/2037 - 09/01/2037	8,959	8,774
5.864% due 05/01/2019	13	13
6.000% due 11/01/2036 - 09/01/2037	49,998	50,067
6.245% due 06/01/2030	17	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	33	6

Ginnie Mae
3.500% due 02/20/2026	6,147	6,111
4.500% due 08/20/2033	1,813	1,694
5.000% due 07/20/2035 - 01/15/2037	2,321	2,259
5.500% due 04/15/2025 - 10/01/2037	79,740	78,813
5.500% due 04/15/2033 - 06/15/2037 (e)	99,354	98,086
5.750% due 07/20/2018 - 08/20/2025	21	22
5.952% due 01/16/2031 - 02/16/2032	3,950	3,947
6.000% due 06/15/2009 - 10/01/2037	83,666	84,220
6.000% due 05/15/2037 - 06/15/2037 (e)	28,960	29,151
6.002% due 08/16/2032	890	891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.052% due 12/16/2026 - 08/16/2031	$793	$793
6.125% due 12/20/2017 - 10/20/2030	17	17
6.146% due 06/20/2030	16	16
6.152% due 06/16/2027	552	552
6.250% due 05/16/2027 - 02/20/2030	1,410	1,424
6.252% due 07/16/2028	153	154
6.302% due 04/16/2032	295	297
6.375% due 06/20/2021 - 05/20/2032	12,609	12,720
6.402% due 05/16/2029	547	550
6.500% due 05/20/2016 - 09/15/2036	13,645	13,949
6.500% due 09/15/2036 (e)	4,172	4,266
7.500% due 10/15/2022 - 06/15/2033	5,155	5,361

Small Business Administration
7.449% due 08/01/2010	34	35

Total U.S. Government Agencies (Cost $463,812)		464,803

MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	2,952	2,932

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	94	94

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,872	1,823

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Total Mortgage-Backed Securities (Cost $5,011)		5,031

ASSET-BACKED SECURITIES 0.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032	19	18

Centex Home Equity
5.431% due 01/25/2032	35	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	$60	$59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,719	1,427

Home Equity Asset Trust
5.731% due 11/25/2032	2	2

Saxon Asset Securities Trust
5.651% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.421% due 01/25/2033	86	83

Total Asset-Backed Securities (Cost $1,638)		1,638

SHORT-TERM INSTRUMENTS 5.4%

COMMERCIAL PAPER 3.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	8,800	8,800

UBS Finance Delaware LLC
4.750% due 10/01/2007	2,800	2,800

		11,600

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,181	1,181

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $1,209. Repurchase proceeds are $1,181.)

U.S. TREASURY BILLS 1.4%
3.706% due 12/13/2007 (b)(c)(f)	4,475	4,429

Total Short-Term Instruments (Cost $17,223)		17,210

Total Investments (d) 152.6% (Cost $487,684)		$488,682

Other Assets and Liabilities (Net) (52.6%)		(168,393)

Net Assets 100.0%		$320,289

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,206 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $2,979 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $41,361 at a weighted average interest rate of 5.30%. On September 30, 2007, securities valued at $153,660 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	300	$415

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$582
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	1,277
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,187
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$4,183

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$4,000	$(272)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(950)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	922
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	2,500	(151)

							$(451)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$ 8,300	$ (153)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,200	(55)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	10,400	312
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(10)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(292)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,500	(151)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	18,000	(576)

						$ (925)

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$23,000	$22,545	$22,529
Fannie Mae	6.000%	10/01/2037	6,000	6,013	6,009
Fannie Mae	6.500%	10/01/2037	1,000	1,017	1,018
Freddie Mac	5.500%	10/01/2037	1,000	981	979
Freddie Mac	6.000%	10/01/2037	50,000	50,316	50,055
Ginnie Mae	5.000%	10/01/2037	2,000	1,930	1,935
Ginnie Mae	5.500%	10/01/2037	15,000	14,904	14,791
Ginnie Mae	6.500%	10/01/2037	1,000	1,021	1,022
U.S. Treasury Bonds	4.750%	08/15/2017	1,300	1,321	1,329
U.S. Treasury Notes	4.500%	05/15/2017	4,378	4,312	4,435

				$104,360	$104,102

(2) Market value includes $91 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 7.8%
AES Corp.
7.180% due 04/30/2010	$5,000	$4,971
10.540% due 04/30/2010	1,000	995

Amadeus Global Travel Distribution S.A.
6.752% due 04/08/2012	3,909	3,679
7.636% due 04/08/2013	1,902	1,826
7.886% due 04/08/2014	1,693	1,624
7.886% due 04/08/2014	186	179

Biomet, Inc.
7.000% due 03/08/2008	39,064	38,417
7.000% due 03/15/2015	1,250	1,237

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	1,428	1,407
7.541% due 01/20/2011	542	534

Centennial Communications
7.198% due 02/09/2011	3,572	3,519

Community Health Systems, Inc.
4.000% due 07/02/2014	829	816
7.755% due 07/25/2014	9,358	9,210
7.760% due 07/02/2014	3,213	3,162

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	25,000	25,003

Delphi Corp.
7.625% due 12/31/2007	1,000	997
8.125% due 12/31/2007	11,000	10,972

Dobson Communications Corp.
7.240% due 03/14/2014	3,500	3,461

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,509

Ford Motor Co.
8.700% due 12/15/2013	29,527	28,707

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	40,000

HCA, Inc.
7.448% due 11/16/2013	17,706	17,396

Headwaters, Inc.
7.360% due 04/30/2011	6,912	6,791

HealthSouth Corp.
7.630% due 02/02/2013	119	116
7.850% due 02/02/2013	14,618	14,246

Hertz Corp.
5.238% due 12/21/2012	795	784
7.550% due 12/21/2012	1,986	1,959
7.560% due 12/21/2012	2,431	2,398

Ineos Group Holdings PLC
7.580% due 10/07/2012	12,332	12,018
7.580% due 10/07/2013	1,237	1,206
7.591% due 10/07/2012	737	729
8.080% due 10/07/2014	1,237	1,210

Intelsat Bermuda Ltd.
7.859% due 02/15/2014	20,750	20,549

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	15,881	15,237

Northwest Airlines, Inc.
7.120% due 08/22/2008	4,455	4,255

NTL Investment
7.356% due 01/06/2013	3,000	2,909

Nycomed
7.695% due 12/20/2014	4,500	4,085
8.195% due 12/20/2015	4,500	4,108

Riverdeep Interactive
12.438% due 12/21/2007	5,506	5,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	$10,563	$10,470

Sandridge Energy, Inc.
8.625% due 04/01/2015	42,150	41,729
8.985% due 04/01/2014	2,000	1,990

SLM Corp.
6.000% due 06/30/2008	35,300	35,184

Telesat Canada, Inc.
2.500% due 02/14/2008	27,500	27,483

Thompson Learning, Inc.
7.950% due 06/27/2014	28,700	27,887

Tribune Co.
7.860% due 05/30/2009	10,337	10,156
8.244% due 05/30/2014	18,525	16,907

Univision Communications, Inc.
6.250% due 09/15/2014	1,148	1,094
7.605% due 09/15/2014	17,852	17,023

Verso Paper Holdings LLC
11.606% due 02/01/2013	2,200	2,096

VNU/Nielson Finance LLC
7.360% due 08/09/2013	5,459	5,315

VWR International, Inc.
7.000% due 05/30/2008	30,000	30,075

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,935	7,265

Total Bank Loan Obligations (Cost $566,480)		560,543

CORPORATE BONDS & NOTES 68.7%

BANKING & FINANCE 8.4%
AES Ironwood LLC
8.857% due 11/30/2025	45,533	49,858

AES Red Oak LLC
8.540% due 11/30/2019	14,176	15,169

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,504

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,811

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	8,029

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	33

Ford Motor Credit Co.
5.800% due 01/12/2009	600	580
7.250% due 10/25/2011	1,000	938
7.375% due 02/01/2011	250	240
7.800% due 06/01/2012	54,459	51,856
8.000% due 12/15/2016	51,695	48,437

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,025	9,499

General Motors Acceptance Corp.
6.000% due 04/01/2011	9,412	8,604
6.875% due 08/28/2012	22,865	21,469
7.000% due 02/01/2012	23,900	22,711
7.250% due 03/02/2011	22,500	21,828
8.000% due 11/01/2031	16,290	16,024

GMAC LLC
6.625% due 05/15/2012	15,950	14,897

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	17,349

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KRATON Polymers LLC
8.125% due 01/15/2014	$21,795	$21,250

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	21,497	21,604
10.375% due 10/15/2017 (c)	9,000	8,741
11.625% due 10/15/2017	31,125	30,347

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	8,409

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,273

Petroleum Export Ltd. II
6.340% due 06/20/2011	14,505	14,592

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,452
7.000% due 05/01/2017	4,770	4,555

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,709

Tenneco, Inc.
8.625% due 11/15/2014	15,064	15,252
10.250% due 07/15/2013	19,780	21,313

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	8,591
7.500% due 07/18/2016	14,750	14,693

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,142

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	7,999
10.106% due 05/01/2010	1,133	1,150

Ventas Realty LP
6.750% due 04/01/2017	12,260	12,291
7.125% due 06/01/2015	9,475	9,712

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	85
10.732% due 01/01/2013 (n)	4,961	5,237

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,209

Yankee Acquisition Corp.
8.500% due 02/15/2015	8,000	7,800

		604,242

INDUSTRIALS 48.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,075	4,450

Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	1,850	1,776
8.550% due 08/01/2010	17,465	14,496

Actuant Corp.
6.875% due 06/15/2017	13,850	13,711

Albertson’s, Inc.
6.570% due 02/23/2028	500	425
7.450% due 08/01/2029	24,275	23,489
7.750% due 06/15/2026	3,000	2,998

Allied Waste North America, Inc.
7.250% due 03/15/2015	31,781	32,576
7.875% due 04/15/2013	18,743	19,446

American Stores Co.
8.000% due 06/01/2026	13,650	13,971

AmeriGas Partners LP
7.125% due 05/20/2016	37,145	36,309
7.250% due 05/20/2015	24,395	24,151

ARAMARK Corp.
8.500% due 02/01/2015	56,530	57,943

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,553

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$27,235	$26,554
8.750% due 03/01/2012	25,450	26,086

Berry Plastics Holding Corp.
8.875% due 09/15/2014	20,605	21,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	47,109	44,282

Bowater Canada Finance
7.950% due 11/15/2011	19,215	15,900

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,145

C8 Capital SPV Ltd.
6.640% due 12/29/2049	3,800	3,706

CanWest Media, Inc.
8.000% due 09/15/2012	14,232	14,019

CanWest MediaWorks LP
9.250% due 08/01/2015	2,401	2,437

Cascades, Inc.
7.250% due 02/15/2013	18,460	18,183

CCO Holdings LLC
8.750% due 11/15/2013	91,791	92,709

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,579
7.875% due 07/01/2011	34,200	33,088

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,220

Charter Communications Operating LLC
8.375% due 04/30/2014	3,000	3,030

Chemtura Corp.
6.875% due 06/01/2016	15,220	14,535

Chesapeake Energy Corp.
6.875% due 01/15/2016	11,625	11,683
7.000% due 08/15/2014	8,105	8,196
7.500% due 06/15/2014	14,505	14,940

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,241

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,897

Community Health Systems, Inc.
8.875% due 07/15/2015	40,497	41,813

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	6,600	6,831
7.750% due 05/15/2017	6,925	7,167

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	18,533	18,728
7.373% due 06/15/2017	1,152	1,115
7.566% due 09/15/2021	2,849	2,796

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	22,990	21,151

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	7,250	7,477
7.750% due 11/15/2015	22,235	23,069

CSC Holdings, Inc.
6.750% due 04/15/2012	11,215	10,851
7.625% due 04/01/2011	44,645	44,980
7.625% due 07/15/2018	7,100	6,816
7.875% due 02/15/2018	59	57

DaVita, Inc.
7.250% due 03/15/2015	53,490	53,891

Delhaize America, Inc.
9.000% due 04/15/2031	22,147	26,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dex Media West LLC
9.875% due 08/15/2013	$29,021	$31,016

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	11,566	11,595

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,310	8,542
7.500% due 06/01/2015	9,325	9,045
7.750% due 06/01/2019	19,100	18,360
8.375% due 05/01/2016	13,650	13,786

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616
7.125% due 02/01/2016	54,465	56,235

El Paso Corp.
7.000% due 06/15/2017	50,720	51,754
7.420% due 02/15/2037	1,375	1,339
7.750% due 01/15/2032	2,250	2,296
7.800% due 08/01/2031	28,897	29,483
8.050% due 10/15/2030	6,710	6,930

Enterprise Products Operating LP
7.034% due 01/15/2068	2,340	2,147
8.375% due 08/01/2066	3,125	3,217

Equistar Chemicals LP
10.125% due 09/01/2008	2,400	2,490

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	11,183
8.750% due 06/15/2012	15,155	15,610
8.870% due 08/01/2009 (n)	7,300	7,705

Ford Motor Co.
7.125% due 11/15/2025	8,722	6,542
7.500% due 08/01/2026	19,800	14,998
9.215% due 09/15/2021	1,250	1,088

Forest Oil Corp.
7.250% due 06/15/2019	9,475	9,522

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	11,725	12,692
8.375% due 04/01/2017	50,150	54,914

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	68,225	66,178
9.125% due 12/15/2014 (c)	25,525	23,738

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,080	33,443

General Motors Corp.
7.125% due 07/15/2013	2,250	2,070
7.700% due 04/15/2016	4,450	4,005
8.250% due 07/15/2023	22,275	19,602

Georgia-Pacific Corp.
7.000% due 01/15/2015	290	284
7.125% due 01/15/2017	15,500	15,074
7.250% due 06/01/2028	12,525	11,523
7.375% due 12/01/2025	33,410	31,238
8.000% due 01/15/2024	57,225	56,080

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	12	13
9.000% due 07/01/2015	21,747	23,324

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	16,644

HCA, Inc.
6.750% due 07/15/2013	26,263	23,702
7.190% due 11/15/2015	31,122	27,065
7.690% due 06/15/2025	7,525	6,218
9.000% due 12/15/2014	7,936	7,759
9.250% due 11/15/2016	132,705	141,331
9.625% due 11/15/2016 (c)	5,400	5,778

Health Management Associates, Inc.
6.125% due 04/15/2016	6,550	5,746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Herbst Gaming, Inc.
7.000% due 11/15/2014	$18,570	$15,320
8.125% due 06/01/2012	5,195	4,682

Hertz Corp.
8.875% due 01/01/2014	52,610	54,451

Hexcel Corp.
6.750% due 02/01/2015	875	868

Host Marriott LP
7.125% due 11/01/2013	5,085	5,149

Ineos Group Holdings PLC
8.500% due 02/15/2016	40,031	38,530

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,563

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	1,500	1,522
9.250% due 06/15/2016	21,850	22,779

Intelsat Corp.
9.000% due 06/15/2016	300	310

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	8,990	9,170
8.625% due 01/15/2015	19,830	20,326

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	1,000	972
8.250% due 10/01/2012	8,873	8,940

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,019	1,040
9.410% due 06/15/2010 (a)	757	715
10.000% due 06/15/2012 (a)	5,703	5,475

L-3 Communications Corp.
7.625% due 06/15/2012	32,275	33,163

Legrand France
8.500% due 02/15/2025	16,900	19,858

Lyondell Chemical Co.
6.875% due 06/15/2017	6,500	7,085
8.000% due 09/15/2014	8,875	9,807
8.250% due 09/15/2016	24,275	27,491

MGM Mirage
6.625% due 07/15/2015	15,898	15,163
6.875% due 04/01/2016	34,850	33,892
7.500% due 06/01/2016	38,735	38,687
7.625% due 01/15/2017	1,250	1,244

Nalco Co.
7.750% due 11/15/2011	19,887	20,384
8.875% due 11/15/2013	24,340	25,679

Norampac, Inc.
6.750% due 06/01/2013	13,879	13,324

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	15,800	16,748

Nortel Networks Ltd.
9.610% due 07/15/2011	6,000	6,030
10.125% due 07/15/2013	38,200	39,489
10.750% due 07/15/2016	6,850	7,192

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,327

Novelis, Inc.
7.250% due 02/15/2015	8,813	8,549

OPTI Canada, Inc.
8.250% due 12/15/2014	19,450	19,693

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	4,862	5,087

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	20,501	20,911
8.375% due 05/01/2017	5,500	5,638

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Plains Exploration & Production Co.
7.750% due 06/15/2015	$7,575	$7,461

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	16,825	16,152

Quiksilver, Inc.
6.875% due 04/15/2015	25,685	24,722

Qwest Communications International, Inc.
7.500% due 02/15/2014	112,083	114,044

Range Resources Corp.
7.500% due 05/15/2016	7,150	7,329

Reynolds American, Inc.
7.625% due 06/01/2016	17,445	18,661
7.750% due 06/01/2018	18,930	20,253

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,669
8.875% due 01/15/2016	57,925	59,301
8.875% due 10/15/2017 (b)	18,725	19,006

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,500	14,536

Roseton
7.270% due 11/08/2010	35,650	35,806
7.670% due 11/08/2016	26,610	26,743

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	21,877

Sally Holdings LLC
9.250% due 11/15/2014	6,050	6,141

Sanmina-SCI Corp.
8.125% due 03/01/2016	24,895	21,659

SemGroup LP
8.750% due 11/15/2015	43,050	42,297

Sensata Technologies BV
8.000% due 05/01/2014	45,525	44,614

Service Corp. International
7.375% due 10/01/2014	4,095	4,228
7.625% due 10/01/2018	8,415	8,773

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,114

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,617

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	18,075	17,849
8.375% due 07/01/2012	19,250	19,346

Solectron Global Finance Ltd.
8.000% due 03/15/2016	2,000	2,175

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,180

Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	480

Station Casinos, Inc.
6.000% due 04/01/2012	1,360	1,299
6.500% due 02/01/2014	520	460
6.625% due 03/15/2018	2,250	1,896
6.875% due 03/01/2016	13,175	11,528
7.750% due 08/15/2016	27,745	27,606

Suburban Propane Partners LP
6.875% due 12/15/2013	27,625	27,072

Sungard Data Systems, Inc.
9.125% due 08/15/2013	46,950	49,063

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,126

SUPERVALU, Inc.
7.500% due 11/15/2014	10,225	10,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$976

Tenet Healthcare Corp.
7.375% due 02/01/2013	24,796	21,139
9.875% due 07/01/2014	560	515

Tesoro Corp.
6.500% due 06/01/2017	9,100	9,077
6.625% due 11/01/2015	1,000	1,005

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,127

TransDigm, Inc.
7.750% due 07/15/2014	14,875	15,098

Trinity Industries, Inc.
6.500% due 03/15/2014	8,026	7,745

TRW Automotive, Inc.
7.000% due 03/15/2014	18,000	17,550
7.250% due 03/15/2017	18,575	18,204

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

United Airlines, Inc.
6.071% due 03/01/2013	2,935	2,950
6.201% due 03/01/2010	2,161	2,156
6.602% due 03/01/2015	2,720	2,728
7.032% due 10/01/2010	1,438	1,444

Unity Media GmbH
10.375% due 02/15/2015	11,350	11,634

Verso Paper Holdings LLC
9.125% due 08/01/2014	36,935	38,228

West Corp.
9.500% due 10/15/2014	8,150	8,456
11.000% due 10/15/2016	6,500	6,858

Williams Cos., Inc.
7.625% due 07/15/2019	31,605	34,015
7.750% due 06/15/2031	1,806	1,908
7.875% due 09/01/2021	85,428	93,330

Williams Partners LP
7.250% due 02/01/2017	6,125	6,278

Wynn Las Vegas LLC
6.625% due 12/01/2014	44,965	44,291

Xerox Capital Trust I
8.000% due 02/01/2027	16,205	16,389

		3,503,932

UTILITIES 11.6%
AES Corp.
8.750% due 05/15/2013	12,255	12,883

American Cellular Corp.
10.000% due 08/01/2011	3,116	3,272

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,760

Cincinnati Bell, Inc.
7.250% due 07/15/2013	10,800	10,935
8.375% due 01/15/2014	33,425	33,509

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,332
7.125% due 03/15/2019	37,845	37,467
7.450% due 07/01/2035	5,460	4,737
9.000% due 08/15/2031	16,660	16,993

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,198

Edison Mission Energy
7.000% due 05/15/2017	8,800	8,712
7.200% due 05/15/2019	13,195	13,063
7.625% due 05/15/2027	5,525	5,359
7.750% due 06/15/2016	8,745	9,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$28,385	$29,166
10.860% due 05/01/2013	6,225	6,334

Homer City Funding LLC
8.734% due 10/01/2026	11,782	13,196

Idearc, Inc.
8.000% due 11/15/2016	46,390	46,506

Insight Midwest LP
9.750% due 10/01/2009	14,923	14,979

Knight, Inc.
6.500% due 09/01/2012	3,500	3,483

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,125	18,578

Midwest Generation LLC
8.560% due 01/02/2016	60,152	64,362

Nevada Power Co.
6.650% due 04/01/2036	2,000	1,995

Nextel Communications, Inc.
7.375% due 08/01/2015	9,230	9,388

NRG Energy, Inc.
7.250% due 02/01/2014	7,450	7,487
7.375% due 02/01/2016	59,140	59,436
7.375% due 01/15/2017	16,625	16,667

PSEG Energy Holdings LLC
8.500% due 06/15/2011	53,705	56,794

Qwest Corp.
7.200% due 11/10/2026	10,676	10,329
7.500% due 06/15/2023	21,406	21,192
8.875% due 03/15/2012	25,820	28,305

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	52,770
7.625% due 06/15/2014	19,170	19,410
7.875% due 06/15/2017	23,140	23,400

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,848

Sierra Pacific Resources
6.750% due 08/15/2017	13,980	13,823
7.803% due 06/15/2012	11,562	12,117
8.625% due 03/15/2014	13,492	14,349

South Point Energy Center LLC
8.400% due 05/30/2012 (i)	22,151	21,930

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,122	20,313

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	41,924	43,706

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,631

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,215

		830,024

Total Corporate Bonds & Notes (Cost $4,945,369)		4,938,198

CONVERTIBLE BONDS & NOTES 1.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	10,550	9,535

Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.500% due 05/15/2037	3,300	3,387
2.750% due 11/15/2035	7,675	8,462

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Funding, Inc.
1.080% due 08/31/2012		$5,000	$5,077

Citigroup, Inc.
3.350% due 10/01/2012		11,175	11,175

CMS Energy Corp.
2.875% due 12/01/2024		14,290	18,452

Deutsche Bank AG
0.000% due 07/14/2008		4,900	4,814
0.000% due 09/29/2008		3,425	3,381
0.000% due 10/24/2008		4,525	4,670
0.450% due 08/31/2012		8,000	8,267

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,450	1,314

LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	895

Nortel Networks Corp.
1.750% due 04/15/2012		2,500	2,100
2.125% due 04/15/2014		11,900	9,728

Peabody Energy Corp.
4.750% due 12/15/2066		10,450	11,025

Qwest Communications International, Inc.
3.500% due 11/15/2025		3,200	5,312

Total Convertible Bonds & Notes (Cost $108,121)			108,456

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	315

Total Municipal Bonds & Notes (Cost $4,864)			4,917

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
5.000% due 10/01/2033 - 11/01/2037		144,396	137,731
5.500% due 09/01/2017 - 11/01/2037		506,726	496,264

Total U.S. Government Agencies (Cost $630,612)			633,995

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		671	662

Total Mortgage-Backed Securities (Cost $637)			662

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	5,250	7,167
6.567% due 04/08/2013		460	628

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.817% due 04/08/2014	EUR	5,250	$7,208
6.817% due 04/08/2014		460	632

Bombardier, Inc.
7.250% due 11/15/2016		18,075	26,354

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	11,878

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	6,043
Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		$4,385	6,140
6.580% due 11/30/2014		7,250	10,208
8.250% due 05/01/2016		18,275	27,427

NTL Cable PLC
8.750% due 04/15/2014		18,000	26,084

OI European Group BV
6.875% due 03/31/2017	EUR	2,000	2,774

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,117

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	7,321	14,586

SigmaKalon
6.408% due 06/30/2012	EUR	1,433	2,002

Telenet Communications NV
9.000% due 12/15/2013		7,582	11,785

UPC Financing Partnership
6.302% due 12/31/2014		17,464	23,695
7.042% due 12/31/2014		10,500	14,273

UPC Holding BV
7.750% due 01/15/2014		8,025	11,272
8.625% due 01/15/2014		18,550	27,113

Total Foreign Currency-Denominated Issues (Cost $229,017)			251,386

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,352

US Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,352

CONVERTIBLE PREFERRED STOCKS 0.5%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,760
5.000% due 12/31/2049		40,200	4,467

El Paso Corp.
4.990% due 12/31/2049		5,250	7,423

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	7,104

Vale Capital Ltd.
5.500% due 06/15/2010		224,500	15,041

Total Convertible Preferred Stocks (Cost $31,297)			37,795

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	25,808	$25,937

Total Preferred Stocks (Cost $26,540)		25,937

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.7%

COMMERCIAL PAPER 16.2%
Bank of America Corp.
5.250% due 10/02/2007	$72,100	72,089
5.250% due 10/05/2007	123,400	123,328
5.250% due 10/09/2007	14,900	14,883

Danske Corp.
5.040% due 10/04/2007	198,000	197,917
DnB NORBank ASA
5.050% due 01/25/2008	135,900	133,622
5.080% due 01/04/2008	77,000	75,931

Freddie Mac
4.000% due 10/01/2007	131,600	131,600

Rabobank USA Financial Corp.
4.990% due 10/01/2007	198,400	198,400

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	10,800	10,619

Swedbank AB
5.065% due 10/29/2007	144,500	143,931

Westpac Banking Corp.
5.260% due 11/08/2007	67,200	66,827

		1,169,147

REPURCHASE AGREEMENTS 0.7%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	52,282	52,282

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $288; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $15,518; and Freddie Mac 0.000% due 01/14/2008 valued at $37,525. Repurchase proceeds are $52,301.)

U.S. TREASURY BILLS 0.8%
3.863% due 11/29/2007 - 12/13/2007 (d)(f)(j)	55,185	54,604

Total Short-Term Instruments (Cost $1,276,295)		1,276,033

PURCHASED OPTIONS (l) 0.6%
(Cost $43,988)		45,989

Total Investments (g) 109.6% (Cost $7,863,220)		$7,885,263

Written Options (m) (0.6%) (Premiums $41,707)		(42,130)

Other Assets and Liabilities (Net) (9.0%)		(648,269)

Net Assets 100.0%		$7,194,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Schedule of Investments  High Yield Fund  (Cont.)

(f)	Securities with an aggregate market value of $24,989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $224,129 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $40,367 at a weighted average rate of 4.67%. On September 30, 2007, there were no open reverse repurchase agreements.
(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(j)	Securities with an aggregate market value of $1,914 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	1,070	$237
90-Day Eurodollar December Futures	Long	12/2007	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,710	1,988

				$2,221

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$4,800	$48
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	5,900	36
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	8,000	9
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	2,700	(110)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	5,000	3
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	2,000	1
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	5,900	(38)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%		06/20/2012	5,000	(319)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	9,000	(196)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	5,000	(140)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	2,350	(64)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.640%	)	06/20/2017	5,625	41
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	4,675	55
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	21,500	(177)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	12,500	(131)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	8,000	618
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012	33,000	226
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	8,000	(1,045)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	7,000	(169)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012	2,700	(68)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%		06/20/2012	7,450	464
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	2,500	0
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012	2,700	3
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	2,700	(124)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012	2,700	(168)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	2,700	(51)
Barclays Bank PLC	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	3,000	(88)
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	8
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	9
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	32,125	(162)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012	2,000	(95)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	2,000	(66)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012	2,700	(104)
Bear Stearns & Co., Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	3,700	(101)
Bear Stearns & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.420%		09/20/2012	4,000	107
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	1,600	21
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(114)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(236)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010	8,000	164
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	4,400	(183)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(1,141)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(223)

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	$15,000	$(697)
Citibank N.A.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	7,000	(287)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012	2,500	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	4,500	18
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%		06/20/2012	2,200	32
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	1,900	28
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%		06/20/2012	128,700	1,939
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	1,300	22
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	1,300	24
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%		06/20/2012	3,500	(274)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	(247)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012	15,500	(690)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012	5,300	(232)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012	3,500	(226)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(485)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	2,000	12
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	2,000	71
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	20,000	1,711
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	4,400	(121)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	2,375	(146)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	11
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(40)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%	)	06/20/2017	2,500	180
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	10
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(337)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(68)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(187)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(3,180)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	474
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	2,500	(14)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	230
Credit Suisse First Boston	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.900%		09/20/2012	2,500	(63)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	800	10
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	1,000	(37)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	3.300%		06/20/2012	2,000	131
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	3,500	177
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	5,250	555
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	84
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(437)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	(258)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(598)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(591)
Goldman Sachs & Co.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.650%		06/20/2012	2,500	(10)
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	5,000	(72)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	281
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	293
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	20,000	16
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,550	7
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	(149)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	(388)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	24,200	45
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%		09/20/2008	3,200	(96)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	2,500	42
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	5,000	(118)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	4,875	42
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	2,750	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	2,000	13
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	4,900	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	4,450	11
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	2,000	9
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	1,975	9
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	4,400	140

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Schedule of Investments  High Yield Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%	)	06/20/2010	$6,500	$69
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%		06/20/2011	6,500	(134)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	804
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	(243)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	659
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	370
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	1,800	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	3,000	2
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	1,000	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	4,750	30
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(6)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(37)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	3,000	(53)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	3,000	64
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	1,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	5,000	693
Merrill Lynch & Co., Inc.	Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	2,700	24
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	2,000	39
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	163
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	32
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	15
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(3)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(20)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	5,500	(266)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.105%	)	06/20/2012	120,000	(1,808)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	8,075	29
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	1,575	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	3,000	41
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.084%		06/20/2012	4,000	57
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	500	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	1,000	26
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.550%		06/20/2012	20,000	1,524
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.553%		06/20/2012	1,000	76
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	2,700	(120)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	20
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	4,900	(5)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	4,400	74
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	139
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	243
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	815
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,700	(44)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	1,000	(51)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.110%		06/20/2012	1,700	26
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	1,500	27
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	2,000	(4)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	3,000	(2)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	3,450	0
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	6,050	(213)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	2,375	(143)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	1,700	23
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	4,950	32
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	20
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	253
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(65)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	222

							$(3,429)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	370,500	$(3,482)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		45,100	(538)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		478,100	(8,360)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,600	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(29)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	(35)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$103,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		567,100	254
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		225,900	7,137
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,600	104
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		145,300	(208)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		350,000	344

							$(4,719)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.610%	10/23/2007	146,500	$83
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.	5.610%	10/23/2007	262,267	(474)

						$(391)

(l)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$3,822
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	11,632
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	2,125
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	10,803
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	12,199
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	5,408

							$43,988	$45,989

(m)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$3,651
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	10,689
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	1,636
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	9,830
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	11,091
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	4,978

							$41,284	$41,875

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$17,400	$157	$184
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	17,400	266	71

							$423	$255

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	103

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2007

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,156	$18,728	0.26%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,028	11,183	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,623	7,705	0.11%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,980	26,508	0.37%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,352	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,965	10,127	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	85	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,878	5,237	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,031	3,215	0.05%

				$79,744	$84,140	1.17%

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	10/2007	$1,894	$0	$1,894
Sell		164,576	10/2007	0	(3,307)	(3,307)
Buy		54,437	03/2008	385	0	385
Buy		164,576	07/2008	2,760	0	2,760
Buy	CHF	697	12/2007	21	0	21
Sell	EUR	178,968	10/2007	0	(12,111)	(12,111)
Sell	GBP	8,786	11/2007	0	(303)	(303)
Buy	INR	3,215,148	05/2008	1,086	0	1,086
Buy	JPY	506,416	10/2007	225	0	225
Buy	KRW	25,138,685	11/2007	19	0	19
Buy		46,200,305	05/2008	1,253	0	1,253
Buy	MXN	559,647	03/2008	0	(645)	(645)
Buy		301,854	07/2008	0	(9)	(9)
Buy	RUB	487,266	11/2007	300	0	300
Buy		2,458,528	01/2008	1,094	0	1,094

				$9,037	$(16,375)	$(7,338)

104	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.1%

BANKING & FINANCE 4.2%
Ajax Re Ltd.
11.944% due 05/08/2009	$85	$85

Bank of America Corp.
6.000% due 09/01/2017	500	513

Bear Stearns Cos., Inc.
6.400% due 10/02/2017 (a)	1,000	997
6.950% due 08/10/2012	137	143

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	25

Citigroup, Inc.
6.000% due 08/15/2017	500	513

Ferrellgas Escrow LLC
6.750% due 05/01/2014	92	90

Ford Motor Credit Co.
7.375% due 02/01/2011	25	24
7.800% due 06/01/2012	225	214

General Motors Acceptance Corp.
6.750% due 12/01/2014	10	9
6.875% due 08/28/2012	100	94
7.000% due 02/01/2012	50	47
7.250% due 03/02/2011	65	63

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	512

KRATON Polymers LLC
8.125% due 01/15/2014	50	49

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	50	50
11.625% due 10/15/2017	75	73

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	29

SLM Corp.
5.440% due 01/25/2008	200	200

Tenneco, Inc.
8.625% due 11/15/2014	45	46
10.250% due 07/15/2013	25	27

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	51

Ventas Realty LP
6.750% due 04/01/2017	25	25

Yankee Acquisition Corp.
9.750% due 02/15/2017	15	14

		3,893

INDUSTRIALS 11.5%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	45	35

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	50	41

Actuant Corp.
6.875% due 06/15/2017	50	50

Albertson’s, Inc.
7.450% due 08/01/2029	125	121

Allied Waste North America, Inc.
7.250% due 03/15/2015	65	67

AmeriGas Partners LP
7.125% due 05/20/2016	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	496

ARAMARK Corp.
8.500% due 02/01/2015	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$75	$73

Berry Plastics Holding Corp.
8.875% due 09/15/2014	90	92

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	100	94

Bowater Canada Finance
7.950% due 11/15/2011	25	21

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	489

Cascades, Inc.
7.250% due 02/15/2013	25	25

Celestica, Inc.
7.875% due 07/01/2011	50	48

Charter Communications Operating LLC
8.375% due 04/30/2014	150	151

Chemtura Corp.
6.875% due 06/01/2016	75	72

Chesapeake Energy Corp.
6.875% due 01/15/2016	50	50
7.000% due 08/15/2014	50	51

Comcast Corp.
5.900% due 03/15/2016	500	498

Community Health Systems, Inc.
8.875% due 07/15/2015	120	124

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	50	52

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	25	23

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	5	5
7.750% due 11/15/2015	25	26

CSC Holdings, Inc.
6.750% due 04/15/2012	75	73

DaVita, Inc.
7.250% due 03/15/2015	35	35

Delhaize America, Inc.
8.050% due 04/15/2027	25	27

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

Digicel Group Ltd.
8.875% due 01/15/2015	25	24

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	75	75

Dynegy Holdings, Inc.
7.125% due 05/15/2018	25	23
8.375% due 05/01/2016	100	101

Eaton Vance Corp.
6.500% due 10/02/2017 (a)	1,000	999

EchoStar DBS Corp.
7.000% due 10/01/2013	100	103
7.125% due 02/01/2016	40	41

El Paso Corp.
7.000% due 06/15/2017	140	143

Equistar Chemicals LP
8.750% due 02/15/2009	100	104

Ford Motor Co.
9.215% due 09/15/2021	25	22

Forest Oil Corp.
7.250% due 06/15/2019	125	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$25	$27
8.375% due 04/01/2017	175	192

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	75	73
9.125% due 12/15/2014 (b)	25	23
9.569% due 12/15/2014	25	24

General Motors Corp.
7.200% due 01/15/2011	100	96

Georgia-Pacific Corp.
7.125% due 01/15/2017	75	73

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	375	399

Herbst Gaming, Inc.
7.000% due 11/15/2014	20	16

Hertz Corp.
8.875% due 01/01/2014	75	78

Host Marriott LP
7.125% due 11/01/2013	25	25

Idearc, Inc.
8.000% due 11/15/2016	75	75

Ineos Group Holdings PLC
8.500% due 02/15/2016	125	120

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	100	101
9.250% due 06/15/2016	25	26

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	25	24

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	495

L-3 Communications Corp.
7.625% due 06/15/2012	50	51

Lyondell Chemical Co.
6.875% due 06/15/2017	25	27
8.250% due 09/15/2016	100	113

MGM Mirage
7.625% due 01/15/2017	100	100

Nalco Co.
8.875% due 11/15/2013	75	79

Nortel Networks Ltd.
10.125% due 07/15/2013	80	83
10.750% due 07/15/2016	25	26

NPC International, Inc.
9.500% due 05/01/2014	25	23

OPTI Canada, Inc.
8.250% due 12/15/2014	25	25

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	30	31

Quebecor Media, Inc.
7.750% due 03/15/2016 (a)	50	48

Qwest Communications International, Inc.
7.500% due 02/15/2014	75	76

Range Resources Corp.
7.375% due 07/15/2013	50	51

Reynolds American, Inc.
7.625% due 06/01/2016	50	53

RH Donnelley Corp.
8.875% due 10/15/2017 (a)	315	320

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	25	25

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	$25	$25

Sanmina-SCI Corp.
8.125% due 03/01/2016	35	30

SemGroup LP
8.750% due 11/15/2015	25	25

Sensata Technologies BV
8.000% due 05/01/2014	50	49

Service Corp. International
7.625% due 10/01/2018	15	16

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	49

Solectron Global Finance Ltd.
8.000% due 03/15/2016	25	27

Station Casinos, Inc.
6.625% due 03/15/2018	50	42
7.750% due 08/15/2016	50	50

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	40	42

Tenet Healthcare Corp.
9.875% due 07/01/2014	25	23

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	487

TRW Automotive, Inc.
7.000% due 03/15/2014	25	24

Valero Energy Corp.
6.125% due 06/15/2017	500	504

Verso Paper Holdings LLC
9.125% due 08/01/2014	45	47

West Corp.
9.500% due 10/15/2014	80	83

Williams Cos., Inc.
7.625% due 07/15/2019	100	108
7.875% due 09/01/2021	100	109

Williams Partners LP
7.250% due 02/01/2017	50	51

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	44

XTO Energy, Inc.
6.250% due 08/01/2017	500	509

		10,633

UTILITIES 2.4%
AT&T Corp.
8.000% due 11/15/2031	250	305

Cincinnati Bell, Inc.
8.375% due 01/15/2014	50	50

Citizens Communications Co.
7.125% due 03/15/2019	100	99

Complete Production Services, Inc.
8.000% due 12/15/2016	50	50

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	307

Edison Mission Energy
7.000% due 05/15/2017	75	74
7.200% due 05/15/2019	35	35
7.750% due 06/15/2016	25	26

Embarq Corp.
7.082% due 06/01/2016	100	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Exelon Generation Co. LLC
6.200% due 10/01/2017	$590	$592

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	26

Nevada Power Co.
6.650% due 04/01/2036	75	75

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

PSEG Energy Holdings LLC
8.500% due 06/15/2011	50	53

Qwest Corp.
7.875% due 09/01/2011	100	105

Reliant Energy, Inc.
6.750% due 12/15/2014	100	101
7.875% due 06/15/2017	25	25

Tenaska Alabama Partners LP
7.000% due 06/30/2021	47	48

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	20	21

		2,196

Total Corporate Bonds & Notes (Cost $16,757)		16,722

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037	50	51

Citigroup, Inc.
3.350% due 10/01/2012	25	25

Total Convertible Bonds & Notes (Cost $76)		76

U.S. GOVERNMENT AGENCIES 62.9%
Fannie Mae
3.770% due 04/25/2023	22	22
4.042% due 08/01/2033 (f)	361	359
4.140% due 03/25/2022	34	35
4.190% due 09/25/2022	18	18
4.240% due 01/25/2022 - 03/01/2034	234	238
4.291% due 12/01/2033 (f)	281	282
4.509% due 11/01/2033	205	206
4.605% due 09/01/2035	101	100
4.777% due 09/25/2022	19	19
4.948% due 07/01/2018	14	14
5.000% due 01/01/2016	161	159
5.177% due 10/25/2008	34	34
5.250% due 09/01/2016 - 09/01/2017	45	45
5.375% due 11/01/2016 - 01/01/2018	19	19
5.439% due 03/01/2016	11	11
5.455% due 01/01/2018	12	12
5.474% due 09/01/2017 - 03/01/2033	161	161
5.500% due 08/01/2018 - 11/01/2037	11,587	11,348
5.500% due 04/01/2037 - 09/01/2037 (f)	18,732	18,351
5.533% due 11/01/2020	89	89
5.540% due 04/01/2017	9	9
5.543% due 07/01/2017 - 12/01/2027	340	342
5.556% due 11/25/2021	23	23
5.572% due 03/01/2020	14	14
5.606% due 07/25/2021	46	47
5.724% due 08/01/2017	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 06/01/2017 - 07/01/2017	$47	$48
5.799% due 07/01/2017	11	11
5.827% due 10/25/2008	30	30
5.851% due 11/01/2018	4	4
5.856% due 08/25/2022	17	18
5.896% due 09/01/2017	20	20
5.899% due 01/01/2019	13	13
5.956% due 05/25/2022	20	20
5.971% due 01/01/2027	18	18
5.974% due 08/01/2017	21	21
5.976% due 10/25/2008	19	19
6.000% due 09/01/2036 (f)	19,625	19,661
6.006% due 05/25/2018 - 10/25/2020	73	74
6.014% due 04/18/2028 - 09/18/2031	38	38
6.056% due 04/25/2021 - 10/25/2021	154	158
6.095% due 05/01/2019	17	17
6.105% due 11/01/2020	17	17
6.152% due 12/01/2027	8	8
6.206% due 10/01/2044	32	33
6.221% due 02/01/2028	5	5
6.257% due 01/01/2028	5	5
6.267% due 05/01/2028	21	21
6.356% due 01/25/2024	50	52
6.456% due 11/25/2021	79	80
6.500% due 06/25/2028 - 03/25/2031	376	380
6.500% due 11/18/2029 (f)	500	521
6.650% due 02/25/2022	17	17
6.900% due 05/25/2023	266	278
6.978% due 02/01/2032	105	108
7.000% due 07/25/2022 - 06/25/2032	576	597
7.500% due 07/25/2022 - 10/25/2022	125	131
8.000% due 04/25/2021 - 07/25/2022	194	202

Freddie Mac
4.000% due 02/15/2017	245	241
4.960% due 08/01/2017	15	16
5.022% due 11/01/2017	56	57
5.346% due 02/01/2015	91	92
5.531% due 08/25/2036	75	75
5.549% due 06/01/2019	50	51
5.625% due 08/01/2018	28	28
5.750% due 01/01/2020	39	39
5.770% due 02/01/2018	61	61
5.864% due 05/01/2019	13	13
6.000% due 03/15/2017	13	13
6.500% due 11/15/2021 - 03/15/2024	555	574
6.750% due 01/15/2024	68	71
7.000% due 10/15/2013 - 08/15/2023	725	744
7.500% due 09/01/2011 (f)	138	142
8.500% due 06/15/2031	577	661
9.000% due 09/15/2020	248	270
9.500% due 03/15/2020	45	45

Vendee Mortgage Trust
6.500% due 09/15/2024	356	372

Total U.S. Government Agencies (Cost $57,967)		58,182

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,018

Total U.S. Treasury Obligations (Cost $997)		1,018

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.7%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$426	$424
5.634% due 07/10/2046	500	504

Banc of America Funding Corp.
4.112% due 05/25/2035	119	116
5.723% due 06/20/2035	236	236

Banc of America Mortgage Securities, Inc.
4.146% due 07/25/2034	185	182
4.708% due 04/25/2035	290	288
5.531% due 03/25/2034	222	221
5.581% due 01/25/2034	94	94

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2035	180	178

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	313	315
7.000% due 05/20/2030	396	435

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	491

Countrywide Alternative Loan Trust
6.293% due 07/20/2035	261	257

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	224
5.361% due 05/25/2035	138	134
5.401% due 03/25/2035	309	308
5.451% due 03/25/2035	353	346

CS First Boston Mortgage Securities Corp.
5.164% due 03/25/2034	320	318

Downey Savings & Loan Association Mortgage Loan Trust
5.902% due 11/19/2044	242	238
7.286% due 07/19/2044	138	140

First Horizon Asset Securities, Inc.
5.631% due 03/25/2018	234	233

First Republic Mortgage Loan Trust
6.002% due 11/15/2030	141	140

Greenpoint Mortgage Funding Trust
5.391% due 10/25/2045	79	78

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	509	488
6.710% due 04/25/2032	91	91

Harborview Mortgage Loan Trust
5.812% due 08/19/2045	72	71

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	494
5.430% due 02/15/2040	500	494

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	600	589

MASTR Alternative Loans Trust
7.000% due 06/25/2034	155	157

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	221	221

Mellon Residential Funding Corp.
6.122% due 09/15/2030	268	268

Merrill Lynch Mortgage Investors, Inc.
6.424% due 09/25/2033	136	138

MLCC Mortgage Investors, Inc.
5.471% due 04/25/2028	154	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.328% due 11/12/2041	$580	$572
5.374% due 11/14/2042	500	494

Provident Funding Mortgage Loan Trust
4.042% due 04/25/2034	262	259

Sequoia Mortgage Trust
5.846% due 07/20/2033	171	169
5.876% due 10/20/2027	60	60
5.876% due 04/20/2033	226	224
5.896% due 10/20/2027	331	331
5.946% due 12/20/2032	287	287

Structured Asset Mortgage Investments, Inc.
5.361% due 07/25/2036	145	141
5.842% due 05/19/2035	295	295

Thornburg Mortgage Securities Trust
5.401% due 03/25/2044	292	287
5.501% due 09/25/2044	228	228

Washington Mutual, Inc.
3.798% due 06/25/2034	55	54
4.326% due 06/25/2033	298	294
5.421% due 12/25/2045	238	233
5.671% due 12/25/2027	266	266
5.962% due 10/25/2044	280	278
6.002% due 11/25/2034	280	276
6.183% due 11/25/2042	26	26

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	181	179
4.224% due 09/25/2034	184	183
4.361% due 09/25/2034	289	286
4.498% due 01/25/2035	300	298
4.538% due 02/25/2035	449	444

Total Mortgage-Backed Securities (Cost $15,394)		15,444

ASSET-BACKED SECURITIES 7.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	269	269

Ameriquest Mortgage Securities, Inc.
8.656% due 11/25/2032	291	99
9.008% due 02/25/2033	200	97

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	69	67

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034 (f)	384	383
5.461% due 10/25/2032 (f)	140	137
5.461% due 01/25/2036 (f)	823	811
5.531% due 10/27/2032	90	89
5.621% due 06/25/2036	400	392
6.502% due 10/25/2037	217	216

Countrywide Asset-Backed Certificates
5.221% due 04/25/2036	56	56

Green Tree Financial Corp.
6.870% due 01/15/2029	570	589

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,495

Home Equity Mortgage Trust
5.191% due 08/25/2036	78	78

Irwin Home Equity Corp.
5.671% due 07/25/2032	12	12

Morgan Stanley ABS Capital I
5.211% due 01/25/2036	350	349

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033 (f)	309	300

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036 (f)		$252	$240

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,246	1,231

TABS Ltd.
7.206% due 02/12/2047		280	34

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		122	122

Total Asset-Backed Securities (Cost $7,003)			7,066

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	9,366	81

Royal Bank of Scotland Group PLC
8.162% due 10/29/2049 (a)	GBP	800	1,697

Total Foreign Currency-Denominated Issues (Cost $1,692)			1,778

SHORT-TERM INSTRUMENTS 53.9%

COMMERCIAL PAPER 45.0%
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		$900	885

DnB NORBank ASA
5.080% due 01/04/2008		1,400	1,381

Freddie Mac
4.000% due 10/01/2007		32,100	32,100
4.057% due 10/01/2007		1,800	1,800

Intesa Funding LLC
5.180% due 10/01/2007		1,800	1,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		1,800	1,800

UBS Finance Delaware LLC
4.750% due 10/01/2007		1,800	1,800

			41,566

REPURCHASE AGREEMENTS 8.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		7,625	7,625

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $196; U.S. Treasury Bills 4.625% 02/29/2008 valued at $653. Repurchase proceeds at $825.)

U.S. TREASURY BILLS 0.7%
3.917% due 12/13/2007 (c)(d)		630	623

Total Short-Term Instruments (Cost $49,817)			49,814

Total Investments (e) 162.3% (Cost $149,703)			$150,100

Written Options (h) (0.0%) (Premiums $1)			(1)

Other Assets and Liabilities (Net) (62.3%)			(57,644)

Net Assets 100.0%			$92,455

See Accompanying Notes	Semiannual Report	September 30, 2007	107

Schedule of Investments  Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $115 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $19,510 at a weighted average interest rate of 5.31%. On September 30, 2007, securities valued at $40,876 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$50	$1
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	50	(1)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	2,500	762
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	25	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	50	1
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	50	(2)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	50	(1)
Credit Suisse First Boston	Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	75	0
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	3.060%		09/20/2012	50	3
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	2,500	(739)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	100	1
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	100	0
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	50	0
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	25	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	2,500	(23)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	25	0
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	25	0
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	50	(3)
Morgan Stanley	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	1,000	(6)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	50	(2)
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	50	1

							$(8)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$1,000	$1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	33,800	(15)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	200	0

						$(14)

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$50	$0	$1
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	50	1	0

							$1	$1

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2037	$20,000	$20,044	$20,028

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	801	11/2007	$0	$(16)	$(16)
Sell	JPY	10,000	10/2007	0	(4)	(4)

				$0	$(20)	$(20)

See Accompanying Notes	Semiannual Report	September 30, 2007	109

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Kinder Morgan, Inc.
7.070% due 05/24/2014	$97	$95

SLM Corp.
6.000% due 06/30/2008	500	499

Total Bank Loan Obligations (Cost $595)		594

CORPORATE BONDS & NOTES 77.6%

BANKING & FINANCE 34.9%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	201

Allstate Corp.
6.125% due 05/15/2067	100	98
7.200% due 12/01/2009	200	209

American Express Co.
6.150% due 08/28/2017	300	303

American International Group, Inc.
2.875% due 05/15/2008	300	295
5.050% due 10/01/2015	200	191
6.250% due 05/01/2036	200	204

Anadarko Finance Co.
6.750% due 05/01/2011	200	209

Archstone-Smith Trust
7.900% due 02/15/2016	25	27

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	51

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	191

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	200	189
5.625% due 10/14/2016	1,000	1,001
6.000% due 09/01/2017	300	308

Bank One Corp.
5.250% due 01/30/2013	100	99
9.875% due 03/01/2009	50	53

BB&T Capital Trust IV
6.820% due 06/12/2077	200	194

BB&T Corp.
6.500% due 08/01/2011	30	31

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	196
5.760% due 07/19/2010	400	393
6.950% due 08/10/2012	200	209

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	232

BNP Paribas
5.186% due 06/29/2049	700	643

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	385

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	193
5.625% due 08/27/2012	400	405
6.000% due 02/21/2012	190	195
6.000% due 08/15/2017	240	246
6.125% due 08/25/2036	800	795

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	$300	$299

Credit Agricole S.A.
6.637% due 05/29/2049	200	188

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	98

General Electric Capital Corp.
5.000% due 01/08/2016	100	97
5.450% due 01/15/2013	350	354
5.628% due 08/15/2011	500	494
6.750% due 03/15/2032	500	552

General Motors Acceptance Corp.
6.360% due 09/23/2008	200	197
6.875% due 09/15/2011	50	48

GMAC LLC
6.625% due 05/15/2012	100	93

Goldman Sachs Group LP
4.500% due 06/15/2010	250	247

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	293
5.300% due 12/22/2008	200	199
5.700% due 09/01/2012	300	304
6.125% due 02/15/2033	600	590
6.250% due 09/01/2017	300	307
6.600% due 01/15/2012	100	105
6.750% due 10/01/2037 (b)	200	201

HBOS Capital Funding LP
6.071% due 06/29/2049	800	771

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,629
9.547% due 12/29/2049	100	110

HSBC Finance Corp.
4.125% due 03/11/2008	200	199

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	285
5.125% due 09/15/2014	100	98
6.625% due 03/15/2012	350	368
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	100	99

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	375

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	279
6.625% due 01/18/2012	30	31

MBNA America Bank N.A.
7.125% due 11/15/2012	145	156

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	$150	$149

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	103

Morgan Stanley
4.750% due 04/01/2014	900	847
5.300% due 03/01/2013	325	320
5.375% due 10/15/2015	250	240
5.750% due 08/31/2012	100	100
6.250% due 08/28/2017	100	102
6.600% due 04/01/2012	100	104

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	1,000

Natexis AMBS Co. LLC
8.440% due 12/29/2049	100	102

Preferred Term Securities XII
6.244% due 03/24/2034	100	101

Prudential Financial, Inc.
5.853% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	142

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	645

RBS Capital Trust III
5.512% due 09/29/2049	200	187

Resona Bank Ltd.
5.850% due 09/29/2049	300	283

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	514

SB Treasury Co. LLC
9.400% due 12/29/2049	200	207

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	280

UBS Preferred Funding Trust V
6.243% due 05/29/2049	700	690

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	96

USB Capital IX
6.189% due 04/15/2049	975	977

Ventas Realty LP
6.750% due 06/01/2010	200	204

Wachovia Bank N.A.
5.000% due 08/15/2015	300	283
7.800% due 08/18/2010	30	32

Wells Fargo & Co.
5.270% due 03/23/2010	75	75
5.460% due 01/12/2011	200	199

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	1,013

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	299

		28,223

INDUSTRIALS 28.2%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	83

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	304

American Airlines, Inc.
6.978% due 10/01/2012	80	80
7.858% due 10/01/2011	50	53

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Greetings Corp.
7.375% due 06/01/2016	$100	$98

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	198

Apache Corp.
6.000% due 01/15/2037	200	193

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	90

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	98

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	186
6.000% due 08/15/2016	100	100

Cardinal Health, Inc.
5.499% due 10/02/2009	200	200

CBS Corp.
5.625% due 08/15/2012	500	498

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	164

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	296
6.875% due 01/15/2016	200	201
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
5.575% due 02/20/2009	60	60

Clorox Co.
5.828% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	112

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	311
8.875% due 05/01/2017	35	41

Comcast Corp.
5.300% due 01/15/2014	100	97
5.850% due 01/15/2010	200	203
5.875% due 02/15/2018	100	99
6.450% due 03/15/2037	200	198
7.050% due 03/15/2033	100	106

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	199

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	151
6.253% due 12/14/2007	100	100
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	139

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	244

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
7.300% due 01/15/2012	$100	$107

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	355

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	95

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	491

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	492

EnCana Corp.
4.750% due 10/15/2013	100	95
6.500% due 08/15/2034	100	103

Energy Transfer Partners LP
6.125% due 02/15/2017	500	483

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

EOG Resources, Inc.
5.875% due 09/15/2017	600	601

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	110

Fund American Cos., Inc.
5.875% due 05/15/2013	150	148

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	259

Gazprom International S.A.
7.201% due 02/01/2020	91	93

General Mills, Inc.
5.650% due 09/10/2012	200	202
5.700% due 02/15/2017	200	197

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	681
8.125% due 05/15/2011	100	102

HCA, Inc.
6.750% due 07/15/2013	200	180

Hess Corp.
7.875% due 10/01/2029	200	231

HJ Heinz Co.
6.428% due 12/01/2008	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	98

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	146

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017	400	403
8.375% due 11/01/2019	30	37

JC Penney Corp., Inc.
6.375% due 10/15/2036	200	188
8.000% due 03/01/2010	100	106

JetBlue Airways Corp.
9.944% due 03/15/2008	41	42

Kern River Funding Corp.
4.893% due 04/30/2018	64	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kraft Foods, Inc.
6.500% due 08/11/2017	$300	$310

Kroger Co.
5.500% due 02/01/2013	200	200

Magellan Midstream Partners LP
6.400% due 05/01/2037	100	96

MGM Mirage
6.625% due 07/15/2015	100	95

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	580

Newmont Mining Corp.
5.875% due 04/01/2035	100	88

News America Holdings, Inc.
9.250% due 02/01/2013	400	464

Norfolk Southern Corp.
7.250% due 02/15/2031	100	109

Northrop Grumman Corp.
7.750% due 02/15/2031	100	118

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	194

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	285

Phelps Dodge Corp.
8.750% due 06/01/2011	200	223
9.500% due 06/01/2031	200	261

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	180

Plains All American Pipeline LP
6.125% due 01/15/2017	400	401

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	94

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	104

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	203

Reynolds American, Inc.
7.750% due 06/01/2018	100	107

Rogers Cable, Inc.
5.500% due 03/15/2014	100	97
6.750% due 03/15/2015	200	206

Safeway, Inc.
5.550% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	211

Suncor Energy, Inc.
6.500% due 06/15/2038	400	411

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	56	59

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	234
6.550% due 05/01/2037	840	827

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	88	42

See Accompanying Notes	Semiannual Report	September 30, 2007	111

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USX Corp.
6.850% due 03/01/2008	$30	$30

Vale Overseas Ltd.
6.250% due 01/11/2016	200	202
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	98
7.500% due 04/15/2032	400	440

Viacom, Inc.
6.250% due 04/30/2016	500	502

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.824% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.100% due 08/01/2026	10	10

WellPoint, Inc.
4.250% due 12/15/2009	100	99

Westfield Group
5.700% due 10/01/2016	100	97

Weyerhaeuser Co.
6.210% due 09/24/2009	300	301

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

Wyeth
4.375% due 03/01/2008	100	100

Xerox Corp.
6.396% due 12/18/2009	100	100

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	108

Yum! Brands, Inc.
8.875% due 04/15/2011	140	156

		22,754

UTILITIES 14.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	99
5.650% due 08/15/2012	300	302

AT&T Corp.
7.300% due 11/15/2011	447	481

AT&T, Inc.
5.100% due 09/15/2014	300	291
6.500% due 09/01/2037	500	517

BellSouth Corp.
5.200% due 09/15/2014	300	292
5.200% due 12/15/2016	100	96

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	135

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	$330	$354

Duke Energy Corp.
6.450% due 10/15/2032	200	206

Enel Finance International S.A.
6.800% due 09/15/2037	200	204

Energy East Corp.
6.750% due 07/15/2036	100	102

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	148
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

Exelon Corp.
4.900% due 06/15/2015	200	187

Florida Power Corp.
5.975% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	247

Indianapolis Power & Light
6.300% due 07/01/2013	150	154

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	154

Kentucky Power Co.
6.000% due 09/15/2017	200	199

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	200

Nevada Power Co.
6.500% due 05/15/2018	150	152

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	107

Ohio Edison Co.
5.450% due 05/01/2015	100	98
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	95
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198

Progress Energy, Inc.
6.850% due 04/15/2012	200	211
7.100% due 03/01/2011	94	99

PSEG Power LLC
6.950% due 06/01/2012	200	211
8.625% due 04/15/2031	100	124

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	152

Qwest Corp.
8.944% due 06/15/2013	100	107

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	29	29

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	197

Southern California Edison Co.
5.000% due 01/15/2014	200	195

Sprint Capital Corp.
8.375% due 03/15/2012	500	551

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TECO Energy, Inc.
6.750% due 05/01/2015	$200	$206
7.000% due 05/01/2012	300	313

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	195
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	187

TXU Energy Co. LLC
6.194% due 09/16/2008	100	100

Verizon Communications, Inc.
5.350% due 02/15/2011	200	202

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	232

Verizon New England, Inc.
6.500% due 09/15/2011	200	207

Virginia Electric & Power Co.
5.400% due 01/15/2016	500	484
5.950% due 09/15/2017	300	300
6.000% due 05/15/2037	100	96

Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	100

		11,746

Total Corporate Bonds & Notes (Cost $63,658)		62,723

CONVERTIBLE BONDS 0.3%
ERP Operating LP
3.850% due 08/15/2026	200	198

Total Convertible Bonds (Cost $202)		198

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
5.500% due 07/01/2036 - 07/01/2037 (g)	2,103	2,061
5.500% due 09/01/2037 - 10/01/2037	6,000	5,877
6.000% due 04/01/2036 - 10/01/2036	1,462	1,465

Total U.S. Government Agencies (Cost $9,350)		9,403

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025	111	111

U.S. Treasury Bonds
4.750% due 02/15/2037	100	99

Total U.S. Treasury Obligations (Cost $211)		210

SOVEREIGN ISSUES 1.0%
Croatia Government International Bond
6.188% due 07/31/2010	21	21

Korea Development Bank
4.750% due 07/20/2009	300	298

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mexico Government International Bond
6.750% due 09/27/2034		$78	$85

Panama Government International Bond
9.625% due 02/08/2011		100	112

Russia Government International Bond
7.500% due 03/31/2030		149	169

South Africa Government International Bond
7.375% due 04/25/2012		90	97

Total Sovereign Issues (Cost $756)			782

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	437

Credit Logement S.A.
4.604% due 03/29/2049		300	415

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	160

France Telecom S.A.
6.750% due 03/14/2008		90	129

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,251

HSBC Holdings PLC
5.375% due 12/20/2012		60	87

RBS Capital Trust A
6.467% due 12/29/2049		325	477

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	$53

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	464

Total Foreign Currency-Denominated Issues (Cost $3,148)			3,473

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.130% due 12/31/2049		4,000	96

Total Preferred Stocks (Cost $100)			96

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

COMMERCIAL PAPER 6.8%
Freddie Mac
4.000% due 10/01/2007		$1,000	1,000

UBS Finance Delaware LLC
5.245% due 10/26/2007		800	797

Westpac Trust Securities NZ Ltd.
5.230% due 11/19/2007		3,700	3,674

			5,471

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$487	$487

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $502. Repurchase proceeds are $487.)

U.S. TREASURY BILLS 1.1%
3.981% due 11/29/2007 - 12/13/2007 (c)(e)(h)	910	902

Total Short-Term Instruments (Cost $6,861)		6,860

PURCHASED OPTIONS (j) 0.7%
(Cost $591)		599

Total Investments (f) 105.1% (Cost $85,472)		$84,938

Written Options (k) (0.7%) (Premiums $539)		(528)

Other Assets and Liabilities (Net) (4.4%)		(3,571)

Net Assets 100.0%		$80,839

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $600 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $1,997 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $2,061 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	89	$110
90-Day Eurodollar March Futures	Long	03/2009	109	91
90-Day Eurodollar September Futures	Long	09/2009	83	38
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	35	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	23

				$270

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%		12/20/2007	$100	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%		12/20/2007	100	0
Bank of America	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	3,000	(31)
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	400	(1)

See Accompanying Notes	Semiannual Report	September 30, 2007	113

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	$100	$0
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	100	0
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	100	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	500	10
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	45
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	1,100	(9)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	100	0
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	100	0
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	1
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%	)	12/20/2012	100	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	1
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	5
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	500	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	(1)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	1
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	200	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	(3)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	500	(6)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	1
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	100	0
Citibank N.A.	Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	300	1
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	200	(1)
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	200	1
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	200	2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	500	(1)
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	200	0
Credit Suisse First Boston	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	100	0
Credit Suisse First Boston	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	100	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	500	(14)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	8
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	7
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	200	0
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	500	(6)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	100	1
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	100	6

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Viacom, Inc. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	$400	$(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	200	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(4)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(2)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	100	0
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(43)
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	100	1
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	100	10
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	100	0
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	100	(1)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	5
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	14
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(196)
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	100	9
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	500	(25)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	(1)
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	202
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	600	(5)
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	200	17
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	500	(3)
Lehman Brothers, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	500	6
Lehman Brothers, Inc.	Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	500	(2)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%	)	06/20/2012	500	2
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	200	(4)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	200	1
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.585%		09/20/2012	1,600	(1)
Lehman Brothers, Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	100	0
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	100	0
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%	)	12/20/2012	300	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	0
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	100	0

See Accompanying Notes	Semiannual Report	September 30, 2007	115

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	$400	$(2)
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.250%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.500% due 12/01/2011	Buy	(0.230%	)	12/20/2012	200	0
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	200	1
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%	)	12/20/2012	100	0
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%	)	12/20/2012	200	0
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(5)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	0
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	100	0
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	(1)
Morgan Stanley	Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	100	1
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%	)	06/20/2012	100	1
Morgan Stanley	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	700	(2)
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	200	0
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	200	(1)
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	200	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	100	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	21
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	(1)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	1
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	1
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% due 07/15/2028	Buy	(0.290%	)	09/20/2012	100	0
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	200	(1)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%	)	12/20/2012	200	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%	)	12/20/2012	100	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%	)	12/20/2012	300	0
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%	)	12/20/2012	200	(1)
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	400	0
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	500	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	300	26
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	200	13
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	200	(1)
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	200	(1)
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	300	0
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%		03/20/2008	100	0

							$47

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	5,600	$(1)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	2,700	(32)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	17
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	GBP	500	(19)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	41
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(2)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	130,000	(31)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,800	(14)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(4)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,800	179
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		900	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,800	54
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	25
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,600	(34)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		500	31
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	34
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(9)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(55)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,000	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,440	(228)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,100	73
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	1

							$95

(j)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$79
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	54	61
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	36
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	500	2	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	8,000	112	109
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	63

							$550	$545

Foreign Currency Options
Description	Strike Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$16
Put - OTC Euro versus U.S. dollar	1.355	05/21/2008		200	6	2
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	17
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	9
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	3

					$41	$54

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	25	$11	$9
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	20	12	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	20	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2007	20	9	9

				$37	$27

See Accompanying Notes	Semiannual Report	September 30, 2007	117

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$2,500	$67	$70
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	2,700	72	95
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	50
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	31
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	57
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	200	2	5
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	110
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	59

							$471	$477

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$3,400	$12	$3
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	3,400	19	21

							$31	$24

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,349	10/2007	$72	$0	$72
Buy	BRL	309	10/2007	19	0	19
Sell		309	10/2007	0	(11)	(11)
Buy		779	03/2008	54	0	54
Buy		905	07/2008	24	0	24
Sell	CAD	44	11/2007	0	(1)	(1)
Buy	CLP	27,495	03/2008	2	0	2
Buy	CNY	10,884	07/2008	18	0	18
Sell		4,656	07/2008	0	(5)	(5)
Sell	EUR	2,121	10/2007	0	(137)	(137)
Sell	GBP	407	11/2007	0	(14)	(14)
Buy	INR	14,413	10/2007	11	0	11
Sell		14,413	10/2007	0	(15)	(15)
Buy		1,109	11/2007	1	0	1
Buy		14,491	05/2008	17	0	17
Buy	KRW	157,505	10/2007	1	0	1
Sell		157,505	10/2007	0	(2)	(2)
Buy		331,844	05/2008	9	0	9
Buy		179,212	08/2008	2	0	2
Buy	MXN	6,003	03/2008	5	0	5
Buy	NOK	1,111	12/2007	15	0	15
Buy	PLN	1,442	07/2008	20	0	20
Buy	RUB	346	11/2007	1	0	1
Buy		8,301	12/2007	13	0	13
Buy		5,155	01/2008	6	0	6
Buy		2,765	07/2008	1	0	1
Buy	SGD	261	10/2007	2	0	2
Buy		70	02/2008	1	0	1
Buy		518	05/2008	8	0	8
Buy	TWD	575	10/2007	0	0	0
Sell		575	10/2007	0	0	0
Buy		574	11/2007	0	0	0
Buy	ZAR	153	03/2008	0	0	0

				$302	$(185)	$117

118	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$48,000	$48,006

Idearc, Inc.
7.200% due 11/17/2014	36,820	36,314

SLM Corp.
6.000% due 06/30/2008	21,200	21,130

Total Bank Loan Obligations (Cost $103,577)		105,450

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 17.6%
American Express Bank FSB
5.556% due 10/20/2009	23,800	23,682

American Express Centurion Bank
5.819% due 05/07/2008	21,000	20,967

American Express Credit Corp.
5.880% due 11/09/2009	32,600	32,443

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,657

ANZ National International Ltd.
5.396% due 08/07/2009	5,700	5,682

Bank of America Corp.
5.208% due 09/25/2009	61,900	61,717
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.704% due 06/12/2009	12,000	11,969

Bank of Ireland
5.608% due 12/19/2008	4,100	4,098

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	20,800	20,604
5.590% due 08/21/2009	9,200	8,980
5.630% due 05/18/2010	64,800	63,278
5.800% due 01/09/2008	1,300	1,298

Calabash Re II Ltd.
14.094% due 01/08/2010	6,500	6,724
15.294% due 01/08/2010	8,750	9,325
16.594% due 01/08/2010	4,500	4,696

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,796

CIT Group, Inc.
5.640% due 08/17/2009	27,200	25,989
5.704% due 05/23/2008	9,200	9,046
5.748% due 12/19/2008	31,200	30,216

Citigroup Funding, Inc.
5.136% due 04/23/2009	36,020	35,986
5.200% due 06/26/2009	14,400	14,386
5.714% due 12/08/2008	23,100	23,110

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,498
5.228% due 12/28/2009	22,100	22,026
5.409% due 05/02/2008	33,000	33,010
5.416% due 11/01/2007	3,600	3,600

Credit Agricole S.A.
5.505% due 05/28/2009	17,600	17,619
5.555% due 05/28/2010	24,400	24,434

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,913

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	6,889

Ford Motor Credit Co.
5.800% due 01/12/2009	11,200	10,821
7.250% due 10/25/2011	500	469
7.375% due 10/28/2009	13,000	12,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.400% due 01/05/2009	$24,400	$24,337
5.420% due 10/06/2010	12,200	12,061
5.430% due 01/20/2010	39,800	39,627
5.661% due 03/04/2008	2,400	2,399
5.696% due 01/15/2008	22,700	22,706
5.734% due 03/16/2009	10,000	9,985
5.734% due 03/12/2010	35,400	35,236

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,645
7.430% due 12/01/2021	110	111

GMAC LLC
6.000% due 12/15/2011	3,500	3,233

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	20,800	20,724
5.300% due 12/22/2008	36,400	36,300
5.300% due 06/23/2009	14,200	14,158
5.460% due 07/29/2008	21,600	21,574
5.470% due 11/10/2008	31,800	31,744
5.485% due 10/05/2007	3,000	3,000
5.690% due 07/23/2009	600	600

HSBC Bank USA N.A.
5.864% due 06/10/2009	9,200	9,160

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	22,411

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	1,046

HSBC Finance Corp.
5.400% due 10/04/2007	48,200	48,200
5.824% due 09/15/2008	16,600	16,594
8.000% due 07/15/2010	12,000	12,886

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	31,939

John Deere Capital Corp.
4.500% due 08/25/2008	900	894

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	29,970	29,764
5.450% due 04/03/2009	10,900	10,732
5.600% due 08/21/2009	43,100	42,085
5.630% due 11/10/2009	15,000	14,646
5.645% due 05/25/2010	1,400	1,366

Longpoint Re Ltd.
10.944% due 05/08/2010	8,500	8,715

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,432
5.560% due 07/25/2011	32,700	32,181
5.665% due 08/14/2009	23,000	22,853
5.701% due 12/04/2009	21,000	20,848

Morgan Stanley
5.189% due 11/21/2008	16,460	16,383
5.450% due 01/15/2010	30,900	30,523
5.470% due 02/09/2009	30,000	29,830
5.485% due 01/18/2008	14,500	14,489

Mystic Re Ltd.
11.841% due 12/05/2008	26,900	27,274
15.541% due 06/07/2011	8,500	8,832

National Australia Bank Ltd.
5.765% due 09/11/2009	23,500	23,559

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,117

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,535

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	6,400	6,417

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.681% due 03/03/2009	$22,000	$21,973
5.784% due 09/12/2008	10,000	9,999

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	2,800	2,897

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,068
9.118% due 03/31/2049	37,207	39,862

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	200
5.679% due 11/20/2008	4,700	4,694

SLM Corp.
5.500% due 07/27/2009	16,200	15,579

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,301

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,500	20,321

Wachovia Bank N.A.
5.250% due 03/23/2009	17,850	17,829
5.330% due 10/03/2008	21,300	21,264

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,894
5.671% due 12/01/2009	25,600	25,543

Westpac Banking Corp.
5.758% due 06/06/2008	13,300	13,290

		1,701,621

INDUSTRIALS 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,658

Cisco Systems, Inc.
5.575% due 02/20/2009	2,400	2,396

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.810% due 08/03/2009	23,000	22,820
6.053% due 03/13/2009	28,600	28,422

El Paso Corp.
7.625% due 09/01/2008	1,075	1,092

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,654

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,327

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,661

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815

Time Warner, Inc.
5.730% due 11/13/2009	17,400	17,204

Transocean, Inc.
5.869% due 09/05/2008	23,000	22,964

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	47,000	47,026

		188,118

UTILITIES 1.4%
AT&T, Inc.
5.460% due 02/05/2010	11,700	11,665

BellSouth Corp.
5.658% due 08/15/2008	38,950	38,921

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,839

See Accompanying Notes	Semiannual Report	September 30, 2007	119

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southern California Edison Co.
5.459% due 02/02/2009	$20,470	$20,431
5.778% due 12/13/2007	1,200	1,201

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	23,876

Telefonica Emisones SAU
5.888% due 06/19/2009	33,000	32,978

		133,911

Total Corporate Bonds & Notes (Cost $2,035,740)		2,023,650

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	28,000	27,632

Total Commodity Index-Linked Notes (Cost $28,000)		27,632

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
0.950% due 03/25/2009 (b)	364	2
4.000% due 05/01/2011	237	231
4.250% due 05/25/2033	10,191	9,887
4.279% due 04/01/2034	3,132	3,127
4.338% due 03/01/2035	8,911	9,084
4.500% due 06/01/2011 - 08/01/2035	5,037	4,985
4.517% due 09/01/2035	12,981	12,927
4.651% due 07/01/2035	13,236	13,129
4.658% due 07/01/2035	15,185	15,022
4.666% due 05/01/2035	11,202	11,094
4.678% due 01/01/2035	17,412	17,222
4.714% due 03/01/2035	2,009	2,027
4.745% due 03/01/2035	20,770	20,474
4.922% due 10/01/2035	8,316	8,263
5.000% due 12/01/2013 - 10/01/2037	1,250,121	1,228,578
5.029% due 06/01/2035	4,440	4,402
5.191% due 12/25/2036	11,863	11,758
5.474% due 09/01/2032	2,367	2,383
5.481% due 03/25/2044	991	983
5.500% due 10/01/2008 - 10/01/2037	311,669	306,999
5.530% due 06/01/2017	20	20
5.531% due 05/25/2031 - 06/25/2032	3,346	3,335
5.540% due 08/01/2017	7	7
5.543% due 07/01/2018 - 02/01/2028	152	153
5.544% due 12/01/2017	29	28
5.621% due 04/01/2018	1,117	1,128
5.623% due 11/01/2017	42	42
5.731% due 05/25/2030	796	798
5.756% due 04/25/2022	18	18
5.781% due 05/25/2030	796	796
6.000% due 03/01/2009 - 10/01/2037	85,450	86,522
6.205% due 07/01/2042 - 07/01/2044	18,942	19,024
6.250% due 01/01/2021	36	35
6.255% due 09/01/2041	25,052	25,034
6.269% due 08/01/2029	1,032	1,059
6.273% due 07/25/2017	564	573
6.405% due 10/01/2030 - 11/01/2039	2,269	2,278
6.500% due 03/25/2009 (b)	85	3
6.500% due 07/01/2031 - 12/25/2042	128,233	131,400
6.573% due 11/01/2017	68	68
6.670% due 11/01/2018	5	5
6.744% due 07/01/2017	60	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2008 - 01/01/2032	$2,471	$2,482
7.175% due 06/01/2022	8	8
7.184% due 11/01/2027	123	123
7.200% due 01/01/2024	11	11
7.271% due 04/01/2024	239	242
7.280% due 01/01/2024	316	320
7.411% due 02/01/2028	335	337
7.446% due 07/01/2023	93	94
7.500% due 02/01/2013	4	4
7.552% due 10/01/2024	252	255
8.000% due 02/01/2030 - 11/01/2031	3,574	3,768
8.500% due 02/01/2017 - 04/01/2025	165	177
8.800% due 01/25/2019	108	117
9.000% due 03/25/2021 - 01/01/2025	386	424
9.250% due 10/25/2018	7	7
9.500% due 03/25/2020 - 11/01/2025	850	937
10.000% due 10/01/2009 - 05/01/2022	53	55
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	5	5
11.250% due 10/01/2015	8	8
11.500% due 11/01/2019 - 02/01/2020	7	7
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	2	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	3
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,103	5,154

Freddie Mac
3.000% due 02/15/2023	890	887
4.000% due 09/15/2015	231	228
4.000% due 01/15/2024 (b)	4,100	523
4.457% due 03/01/2035	6,280	6,093
4.500% due 02/15/2015 - 06/01/2018	54,674	54,071
4.601% due 04/01/2035	13,511	13,089
4.630% due 04/01/2035	10,219	9,951
4.705% due 06/01/2035	57,718	57,121
4.710% due 08/01/2035	96,459	95,378
4.729% due 03/01/2035	10,912	10,737
4.770% due 08/01/2035	23,542	23,638
4.883% due 04/01/2035	2,751	2,698
4.910% due 07/01/2035	25,238	25,089
4.960% due 03/01/2035	2,596	2,557
5.000% due 04/01/2013 - 07/15/2024	80,055	80,000
5.063% due 04/01/2035	4,952	4,928
5.391% due 08/25/2031	5,009	5,033
5.411% due 09/25/2031	8,562	8,564
5.500% due 02/15/2014 - 07/15/2034	26,515	26,598
5.719% due 08/15/2032	907	903
5.902% due 07/15/2019 - 10/15/2020	340,322	339,309
5.982% due 02/15/2019	118,826	118,520
6.000% due 03/01/2011 - 08/01/2037	57,584	57,873
6.052% due 05/15/2036	17,811	17,831
6.102% due 12/15/2030	15,476	15,491
6.152% due 06/15/2018	5,104	5,115
6.202% due 11/15/2030	12	12
6.405% due 07/25/2044	986	985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.484% due 02/01/2020	$341	$344
6.500% due 01/01/2017 - 07/25/2043	67,348	69,334
6.700% due 10/15/2020	67	67
6.750% due 03/15/2021	38	38
7.000% due 01/01/2030 - 04/01/2032	86	89
7.124% due 10/01/2027	35	36
7.149% due 11/01/2022	290	295
7.156% due 07/01/2018	58	59
7.238% due 06/01/2024	77	79
7.240% due 01/01/2024	199	202
7.250% due 02/01/2023	1	1
7.294% due 12/01/2022	54	55
7.302% due 09/01/2023	27	27
7.335% due 03/01/2024	1	1
7.393% due 11/01/2023	47	47
7.396% due 10/01/2023	135	136
7.485% due 01/01/2024	130	132
7.500% due 07/15/2030	672	674
8.000% due 01/01/2012 - 12/01/2024	445	466
8.500% due 06/01/2009 - 11/01/2025	929	997
9.000% due 12/15/2020 - 08/01/2022	355	369
9.500% due 03/01/2010 - 09/01/2021	120	127
9.750% due 11/01/2008	13	13
10.000% due 03/01/2016 - 05/15/2020	56	60
10.500% due 10/01/2010 - 02/01/2016	2	2
10.750% due 09/01/2009 - 08/01/2011	12	12
11.500% due 10/01/2015 - 01/01/2016	3	3
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	53	53
5.500% due 07/20/2030	24	24
5.750% due 08/20/2022 - 07/20/2027	4,661	4,705
6.000% due 01/15/2029 - 06/15/2037	7,504	7,564
6.125% due 10/20/2023 - 12/20/2027	3,411	3,442
6.302% due 12/16/2025	171	172
6.375% due 04/20/2016 - 05/20/2030	7,784	7,868
6.500% due 03/20/2019 - 05/15/2034	341	345
7.000% due 03/15/2011 - 10/15/2011	18	19
7.500% due 03/15/2022 - 09/15/2031	295	309
8.000% due 05/15/2016 - 06/20/2031	2,642	2,794
8.500% due 12/15/2021 - 08/15/2030	72	78
9.000% due 03/15/2017 - 11/15/2030	288	313
9.500% due 10/15/2016 - 06/15/2025	27	30
9.750% due 08/15/2017	21	24
10.000% due 10/15/2013 - 11/15/2020	6	7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
12.000% due 06/20/2015	$1	$1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/10/2010	164	170

Vendee Mortgage Trust
6.500% due 05/15/2029	44,507	46,441

Total U.S. Government Agencies (Cost $3,131,194)		3,100,804

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	204,781	206,173

Total U.S. Treasury Obligations (Cost $206,707)		206,173

MORTGAGE-BACKED SECURITIES 17.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	54,788	53,451
4.390% due 02/25/2045	15,992	15,809
4.440% due 02/25/2045	53,342	51,580

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	10,405	10,401

Banc of America Funding Corp.
4.112% due 05/25/2035	269,992	265,113

Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	659	661
6.500% due 10/25/2031	8,995	9,109

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	60,004	58,910
4.750% due 10/25/2035	175,662	173,275
4.779% due 01/25/2034	16,814	16,964
5.035% due 04/25/2033	10,532	10,483
5.302% due 02/25/2033	2,748	2,796
5.435% due 04/25/2033	25,742	25,649
5.605% due 02/25/2033	2,211	2,203
6.282% due 11/25/2030	169	169

Bear Stearns Alt-A Trust
5.234% due 03/25/2035	33,503	33,799
5.374% due 05/25/2035	35,466	35,538
5.507% due 09/25/2035	8,390	8,381

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	35,735	35,598

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	19,122	19,046
5.700% due 01/25/2037	2,313	2,297

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	14,086	13,630
5.411% due 02/25/2037	14,554	14,135
6.500% due 06/25/2033	3,034	3,044

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	32,842	32,517
4.796% due 11/25/2034	18,127	17,921
5.250% due 02/20/2036	30,846	30,957
5.421% due 04/25/2035	5,316	5,212

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	15,943	15,905
5.953% due 03/25/2032	3,910	3,899
6.890% due 06/25/2032	127	127

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	12,410	12,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$82	$87

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	187	193

Drexel Burnham Lambert CMO Trust
5.878% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034	20,843	20,685

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	10,583	10,509

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	21,264	21,127
5.211% due 01/25/2047	21,035	20,555

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11,137	11,038

GSR Mortgage Loan Trust
4.540% due 09/25/2035	101,326	100,359
4.551% due 09/25/2035	14,254	14,176
6.000% due 03/25/2032	1,290	1,275

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	15,180	15,102

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	11,662	11,650

Imperial Savings Association
7.093% due 02/25/2018	67	67

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	13,042	12,972

JPMorgan Mortgage Trust
5.023% due 02/25/2035	24,757	23,996

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	20,448	20,442

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	5,047	5,045

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	28,989	28,511

MASTR Asset Securitization Trust
5.500% due 09/25/2033	26,551	25,865

Mellon Residential Funding Corp.
5.851% due 06/15/2030	23,713	23,396

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	24,254	24,276
4.487% due 02/25/2035	33,679	33,287
5.341% due 02/25/2036	16,148	16,019

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	15,990	15,570
5.381% due 11/25/2035	3,664	3,640

Morgan Stanley Capital I
5.812% due 10/15/2020	10,040	9,996

Nationslink Funding Corp.
6.170% due 11/10/2030	178	178

Prime Mortgage Trust
5.531% due 02/25/2019	1,553	1,552
5.531% due 02/25/2034	7,455	7,368

Prudential-Bache CMO Trust
8.400% due 03/20/2021	241	240

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,126	2,100

Resecuritization Mortgage Trust
5.379% due 04/26/2021	37	37

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sears Mortgage Securities
12.000% due 02/25/2014	$9	$9

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	7,522	7,322
5.752% due 07/19/2035	7,909	7,682
5.832% due 09/19/2032	7,911	7,902
9.482% due 06/25/2029	677	729

Structured Asset Securities Corp.
6.150% due 07/25/2032	231	230
7.188% due 01/25/2032	173	173

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	18,050	17,835

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	35,436	35,409
5.842% due 09/15/2021	17,325	17,262

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	246	246
6.940% due 02/25/2033	461	461

Washington Mutual, Inc.
4.229% due 03/25/2034	6,717	6,677
5.421% due 10/25/2045	7,217	7,060
5.441% due 01/25/2045	514	505
5.527% due 02/27/2034	12,704	12,640
5.713% due 01/25/2047	11,163	11,037
5.793% due 12/25/2046	51,374	50,546
6.183% due 11/25/2042	3,458	3,471
6.383% due 06/25/2042	6,611	6,511
6.383% due 08/25/2042	4,473	4,495
6.483% due 09/25/2046	19,012	18,895

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	34,882	34,483
5.386% due 08/25/2035	8,550	8,404

Total Mortgage-Backed Securities (Cost $1,731,636)		1,722,306

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
5.181% due 12/25/2036	7,081	7,033

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	744	723

Argent Securities, Inc.
5.181% due 09/25/2036	8,077	8,038

Asset-Backed Funding Certificates
5.191% due 01/25/2037	12,636	12,567

Asset-Backed Securities Corp. Home Equity
6.272% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	8,802	8,760
5.331% due 09/25/2034	2,446	2,441
5.581% due 03/25/2043	6,482	6,436
6.502% due 10/25/2037	36,769	36,643

Carrington Mortgage Loan Trust
5.825% due 10/25/2035	26,246	25,833

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 11/25/2031	1,778	1,769

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	1,526	1,492

Community Program Loan Trust
4.500% due 10/01/2018	4,872	4,826

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	13,584	13,509
5.181% due 12/25/2046	6,942	6,912
5.181% due 03/25/2047	17,192	17,098

See Accompanying Notes	Semiannual Report	September 30, 2007	121

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	$3,929	$3,906

Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	10,955	10,699

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	42,242	41,640
5.181% due 12/25/2036	4,122	4,093

Fremont Home Loan Trust
5.191% due 01/25/2037	12,255	12,123
5.231% due 05/25/2036	17,018	16,912

GSAMP Trust
5.201% due 12/25/2036	20,021	19,797

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	19,217	18,763
5.846% due 09/20/2033	7,990	7,885

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	10,967	10,868

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	12,323	12,238

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	8,714	8,653

Lehman XS Trust
5.201% due 05/25/2046	6,627	6,612

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	6,415	6,398
5.411% due 10/25/2034	630	615

MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	11,749	11,664

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	24,200	24,212

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	8,275	8,217
5.171% due 01/25/2037	16,739	16,607
5.181% due 10/25/2036	7,614	7,570

Nelnet Student Loan Trust
5.182% due 09/25/2012	7,026	7,033

Option One Mortgage Loan Trust
5.181% due 01/25/2037	19,342	19,246

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	192	191

Residential Asset Securities Corp.
5.171% due 08/25/2036	9,975	9,947
5.201% due 11/25/2036	20,089	19,935
5.591% due 06/25/2031	4	4

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	28,380	28,160

Specialty Underwriting & Residential Finance
5.191% due 01/25/2038	10,671	10,601

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	860
5.181% due 10/25/2036	20,065	19,865
5.421% due 01/25/2033	754	729

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	12,835	12,761
5.251% due 12/25/2035	15,424	15,324

WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	265	264

Total Asset-Backed Securities (Cost $552,456)		548,479

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012	2,200	2,191

Total Sovereign Issues (Cost $2,200)		2,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	$11,236

Total Foreign Currency-Denominated Issues (Cost $10,928)			11,236

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.448% due 12/31/2049		10,229	109,898

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,311

Total Preferred Stocks (Cost $113,682)			111,209

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$13,900	13,906

Bank of Ireland
5.400% due 01/15/2010		5,000	5,007

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,713

Dexia S.A.
5.270% due 09/29/2008		21,800	21,807

Fortis Bank NY
5.265% due 04/28/2008		7,400	7,403
5.265% due 06/30/2008		15,400	15,406

HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,432

Nordea Bank Finland PLC
5.308% due 05/28/2008		16,800	16,799
5.308% due 04/09/2009		42,600	42,543

Skandinav Enskilda BK
5.700% due 02/04/2008		61,200	61,198

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		11,000	10,986

			255,200

COMMERCIAL PAPER 11.9%
ANZ National International Ltd.
5.085% due 01/02/2008		50,700	50,010

Bank of America Corp.
4.950% due 01/24/2008		10,400	10,227
5.015% due 12/19/2007		50,800	50,210

Bank of Ireland
5.285% due 11/09/2007		50,000	49,714

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		121,600	119,562
5.375% due 12/18/2007		27,500	27,185

Dexia Delaware LLC
5.220% due 10/12/2007		10,000	9,984

Freddie Mac
4.000% due 10/01/2007		471,800	471,800
5.145% due 11/05/2007		10,500	10,453

General Electric Capital Corp.
5.250% due 10/16/2007		67,000	66,854

HBOS Treasury Services PLC
5.245% due 10/23/2007		300	299
5.250% due 10/11/2007		4,600	4,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ING U.S. Funding LLC
5.230% due 11/05/2007	$2,500	$2,487

Rabobank USA Financial Corp.
4.925% due 10/19/2007	21,800	21,746
5.115% due 10/19/2007	38,400	38,302

Royal Bank of Scotland Group PLC
5.000% due 11/19/2007	4,500	4,469

Societe Generale NY
5.240% due 10/17/2007	900	898
5.240% due 10/23/2007	4,000	3,987

Svenska Handelsbanken AB
5.235% due 10/18/2007	6,000	5,985
5.240% due 10/22/2007	38,400	38,283
5.255% due 11/05/2007	50,000	49,745

Swedbank AB
5.235% due 10/19/2007	70,600	70,415

UBS Finance Delaware LLC
4.850% due 10/22/2007	1,800	1,795
4.875% due 11/07/2007	4,600	4,577
5.240% due 10/22/2007	3,700	3,689

Unicredito Italiano SpA
5.125% due 01/22/2008	20,000	19,673

Westpac Banking Corp.
5.165% due 10/15/2007	15,000	14,970

		1,151,912

REPURCHASE AGREEMENTS 4.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	7,818	7,818
(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $7,979. Repurchase proceeds are $7,821.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	1,600	1,600
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,636. Repurchase proceeds are $1,601.)

UBS Securities LLC
3.800% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2011 - 02/15/2012 valued at $203,859. Repurchase proceeds are $200,063.)
3.900% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2010 - 08/15/2017 valued at $203,803. Repurchase proceeds are $200,065.)

		409,418

U.S. TREASURY BILLS 0.7%
3.835% due 11/29/2007 - 12/13/2007 (c)(e)(g)	64,970	64,285

Total Short-Term Instruments (Cost $1,881,058)		1,880,815

PURCHASED OPTIONS (i) 0.3%
(Cost $19,372)		33,336

Total Investments (f) 100.8% (Cost $9,816,550)		$9,773,281

Written Options (j) (0.2%) (Premiums $17,949)		(23,644)

Other Assets and Liabilities (Net) (0.6%)		(57,625)

Net Assets 100.0%		$9,692,012

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $7,919 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $161,491 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,739 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	17,505	$30,321
90-Day Eurodollar June Futures	Long	06/2008	20,318	20,680
90-Day Eurodollar June Futures	Long	06/2009	45	92
90-Day Eurodollar March Futures	Long	03/2008	10,801	7,332
90-Day Eurodollar March Futures	Long	03/2009	5,651	1,100
90-Day Eurodollar September Futures	Long	09/2008	11,940	26,427
90-Day Euroyen December Futures	Long	12/2007	1,779	349
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	5,862	(903)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	295	310
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	871	1,548
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,358	3,373
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	485	745
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,261	613
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,210	1,704
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,375	4,833

				$98,524

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$84,200	$135
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	8,000	8
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	43,300	(58)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	43,300	(144)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	1,300	89
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,000	24
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	13,000	167
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,500	59
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	10,000	175
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	25,000	448
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	38,800	(367)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	9,000	(77)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	10,400	(78)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	2,800	11
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	2,800	47
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	1,800	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,800	41
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	2,200	139
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	5,500	(21)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	22,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	4,500	(5)

See Accompanying Notes	Semiannual Report	September 30, 2007	123

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	$4,300	$(17)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	4,300	3
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	6,000	(3)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	43,300	(226)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	7,500	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	10,000	24
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	1,000	67
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	7,500	(16)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	10,000	22
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	2,000	31
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	8,300	455
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	5,000	85
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	68
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	(13)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	5
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	5,500	20
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	1,900	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	3,900	53
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	1,700	27
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	2,000	124
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	184
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	20,000	(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	6,000	(10)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	(24)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	3,000	42
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	4,700	78
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	1,800	32
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	3,600	(11)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	43,300	(159)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	6,000	(21)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	23

						$1,500

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BR	L 49,200	$(77)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	(28)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	239
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	209
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(27)

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EUR23,900	$442
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		53,300	390
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(86)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(51)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(199)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(214)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(50)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(55)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	206
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	184
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	39
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(43)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	97
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	1,532
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		17,300	446
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		2,200	(163)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,551)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	16
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(146)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$3,300	(147)

							$(2,032)

(i)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$647,000	$3,065	$5,711
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	3,704
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	811
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	8,656
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	903,500	5,211	7,132
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	330,000	949	3,754
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	74,000	648	995

							$17,023	$30,763

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$28,000	$1,174	$1,284
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	1,289

					$2,349	$2,573

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,682	$750	$631
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,086	296	237

				$1,046	$868

See Accompanying Notes	Semiannual Report	September 30, 2007	125

Schedule of Investments Low Duration Fund (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$281,000	$3,091	$4,528
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	204,000	2,489	2,635
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	370,000	4,440	6,077
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	148,600	1,980	1,919
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	246,000	3,026	3,452
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	110,000	927	2,625
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	32,000	611	897

							$16,903	$22,776

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2022	$435,000	$426,689	$426,368
Fannie Mae	5.500%	10/01/2037	24,000	23,527	23,509
Freddie Mac	6.000%	10/01/2037	40,000	40,078	40,043
U.S. Treasury Notes	4.625%	02/15/2017	35,200	35,257	35,705

				$525,551	$525,625

(2) Market value includes $332 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	46,664	10/2007	$2,567	$0	$2,567
Sell		495	10/2007	0	(33)	(33)
Buy	BRL	271,091	10/2007	13,817	0	13,817
Sell		271,091	10/2007	0	(5,853)	(5,853)
Buy		271,091	11/2007	5,775	0	5,775
Buy		181,937	03/2008	10,823	0	10,823
Buy	CAD	43,703	11/2007	845	0	845
Buy	CLP	2,743,870	03/2008	156	0	156
Buy	CNY	167,993	11/2007	276	0	276
Sell		167,993	11/2007	2	(131)	(129)
Buy		101,102	01/2008	10	(1)	9
Sell		101,102	01/2008	0	(107)	(107)
Buy	EUR	137,287	10/2007	8,797	0	8,797
Sell	GBP	41,600	11/2007	0	(1,330)	(1,330)
Buy	INR	583,559	10/2007	455	0	455
Sell		583,559	10/2007	0	(594)	(594)
Buy		882,114	05/2008	1,074	0	1,074
Buy	JPY	9,082,278	10/2007	1,474	0	1,474
Sell		11,151,411	10/2007	263	(3)	260
Buy	KRW	18,846,625	01/2008	0	(26)	(26)
Buy		20,762,592	05/2008	342	0	342
Buy		14,204,295	08/2008	254	0	254
Buy	MXN	410,463	03/2008	203	(251)	(48)
Buy		65,132	07/2008	25	0	25
Buy	MYR	55,663	05/2008	39	(67)	(28)
Buy	NZD	5,569	10/2007	355	0	355
Buy	PHP	161,107	05/2008	50	0	50
Buy	PLN	17,703	03/2008	574	0	574
Buy		90,015	07/2008	1,025	0	1,025
Buy	RUB	344,278	11/2007	741	0	741
Buy		996,132	12/2007	1,916	0	1,916
Buy		904,784	01/2008	1,055	0	1,055
Buy		299,278	07/2008	136	0	136
Sell		149,639	07/2008	0	(102)	(102)
Buy	SEK	55,848	12/2007	574	0	574
Buy	SGD	59,002	10/2007	1,075	0	1,075
Sell		56,882	10/2007	0	(794)	(794)
Buy		12,750	02/2008	103	0	103
Buy		62,055	05/2008	871	0	871
Buy	ZAR	1,509	07/2008	9	0	9

				$55,681	$(9,292)	$46,389

126	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.9%
SLM Corp.
3.625% due 03/17/2008	$5,000	$4,945

Total Corporate Bonds & Notes (Cost $4,942)		4,945

U.S. GOVERNMENT AGENCIES 133.7%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	144	130
4.500% due 02/01/2020 - 08/01/2020	31,711	30,560
5.000% due 06/01/2018 - 10/01/2037	99,291	96,101
5.000% due 11/01/2018 - 01/01/2037 (e)	44,647	43,048
5.177% due 10/25/2008	17	17
5.481% due 11/25/2032	92	92
5.500% due 01/01/2021 - 10/01/2037	128,734	126,794
5.500% due 11/01/2032 - 05/01/2035 (e)	57,692	56,645
5.631% due 03/25/2032 - 07/25/2034	5,107	5,096
5.937% due 11/01/2018	5	5
6.000% due 10/01/2032 - 10/01/2037	45,309	45,382
6.000% due 09/01/2036 (e)	6,698	6,710
6.014% due 04/18/2028	8	8
6.156% due 04/25/2023	4	4
6.205% due 08/01/2042 - 10/01/2044	2,100	2,128
6.225% due 05/01/2023	29	30
6.248% due 10/01/2036	3,713	3,781
6.280% due 07/01/2011	2,143	2,159
6.500% due 09/25/2023 - 04/01/2037	13,426	13,693
6.514% due 12/01/2034	1,059	1,067
6.520% due 05/01/2033	637	639
7.000% due 09/25/2023 - 11/01/2037	7,003	7,222
7.303% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	188	197
7.750% due 08/25/2022	34	36

Federal Housing Administration
5.022% due 10/25/2022	439	444
7.430% due 06/01/2019	269	271

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	33	32
5.000% due 04/01/2037 - 10/01/2037	38,989	37,193
5.500% due 12/01/2017 - 09/01/2037	42,773	41,980
5.500% due 05/01/2037 (e)	24,745	24,234
5.549% due 02/01/2018	78	78
6.000% due 10/01/2036 - 09/01/2037	80,996	81,108
6.000% due 08/01/2037 - 09/01/2037 (e)	56,994	57,071
6.004% due 11/01/2028	8	9
6.205% due 10/25/2044 - 02/25/2045	4,975	4,970
6.210% due 08/01/2025	13	13
6.409% due 07/01/2030	43	43
6.500% due 12/15/2023 - 10/01/2036	10,239	10,428
7.439% due 05/01/2032	24	24
8.000% due 06/15/2026	26	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.500% due 08/20/2033	$1,209	$1,130
5.500% due 08/15/2033 - 10/01/2037	29,382	28,996
5.750% due 07/20/2022 - 08/20/2026	58	59
5.952% due 02/16/2032	322	322
6.000% due 08/15/2036 - 10/01/2037	20,782	20,919
6.002% due 08/16/2032	1,465	1,466
6.125% due 12/20/2021 - 11/20/2023	24	25
6.375% due 02/20/2017 - 03/20/2027	44	44
6.500% due 03/20/2016 - 05/15/2037	7,180	7,340
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $761,668)		759,794

MORTGAGE-BACKED SECURITIES 9.7%
Banc of America Structural Security Trust
6.324% due 10/11/2033	872	870

Banktrust Mortgage Trust
5.700% due 12/01/2023	104	104

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	4,920	4,886

CC Mortgage Funding Corp.
5.261% due 05/25/2048	2,546	2,484
5.411% due 01/25/2035	186	184

Countrywide Alternative Loan Trust
5.341% due 05/25/2035	1,571	1,561

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	3,171	3,135
5.000% due 08/25/2033	414	413
5.421% due 04/25/2035	1,082	1,081
5.451% due 03/25/2035	2,771	2,716
6.168% due 04/25/2035	1,897	1,920

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	59	59

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	4,483	4,460

Harborview Mortgage Loan Trust
5.722% due 05/19/2047	3,209	3,152
5.812% due 11/19/2035	2,226	2,187

Indymac Index Mortgage Loan Trust
5.371% due 04/25/2035	2,621	2,548
5.451% due 02/25/2035	1,968	1,902

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	940	933

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,594	3,500
6.132% due 03/15/2025	37	35

Morgan Stanley Capital I
5.500% due 04/25/2017	34	34

Prime Mortgage Trust
5.000% due 02/25/2019	548	538

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	598	625

Sequoia Mortgage Trust
5.846% due 07/20/2033	316	313
5.852% due 10/19/2026	454	449
5.876% due 10/20/2027	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	$3,720	$3,586
6.531% due 05/25/2035	2,510	2,500

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	183	182

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,184	2,176

Washington Mutual, Inc.
5.401% due 12/25/2045	2,731	2,693
5.671% due 12/25/2027	2,486	2,486
5.983% due 02/25/2046	1,550	1,505

Total Mortgage-Backed Securities (Cost $55,847)		55,337

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp.
5.181% due 06/25/2036	1,071	1,067

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	25	25
5.481% due 10/25/2031	25	25

Bear Stearns Asset-Backed Securities, Inc.
5.401% due 09/25/2035	382	382

Centex Home Equity
5.431% due 01/25/2032	35	34

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	60	59

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,976	1,640

Credit-Based Asset Servicing & Securitization LLC
5.311% due 01/25/2035	141	140

EMC Mortgage Loan Trust
5.881% due 08/25/2040	312	312

GSR Mortgage Loan Trust
5.231% due 11/25/2030	634	629

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	1,809	1,786

Home Equity Asset Trust
5.731% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036	84	84

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	993	990

Quest Trust
5.691% due 06/25/2034	20	20

Renaissance Home Equity Loan Trust
5.511% due 12/25/2032	68	66
5.571% due 08/25/2033	352	340

Residential Funding Mortgage Securities II, Inc.
5.231% due 02/25/2036	2,745	2,733

Soundview Home Equity Loan Trust
5.211% due 06/25/2037	3,373	3,349

Specialty Underwriting & Residential Finance
5.471% due 01/25/2034	35	33

Structured Asset Securities Corp.
5.421% due 01/25/2033	43	42

Wells Fargo Home Equity Trust
5.371% due 10/25/2035	1,909	1,902
5.381% due 12/25/2035	4,000	3,863

Total Asset-Backed Securities (Cost $19,782)		19,523

See Accompanying Notes	Semiannual Report	September 30, 2007	127

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

COMMERCIAL PAPER 3.4%
Rabobank USA Financial Corp.
4.900% due 10/01/2007	$15,600	$15,600

UBS Finance Delaware LLC
4.750% due 10/01/2007	3,800	3,800

		19,400

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,936	2,936

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $2,995. Repurchase proceeds are $2,937.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.3%
3.706% due 11/29/2007 - 12/13/2007 (b)(c)(f)	$7,150	$7,074

Total Short-Term Instruments (Cost $29,432)		29,410

Total Investments (d) 152.9% (Cost $871,671)		$869,009

Other Assets and Liabilities (Net) (52.9%)		(300,625)

Net Assets 100.0%		$568,384

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,183 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $8,514 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $132,330 at a weighted average interest rate of 5.430%. On September 30, 2007, securities valued at $187,709 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $891 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	814	$1,514

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$1,165
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	1,960	1,291
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	1,915
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	1,035
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	1,188

							$6,680

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$6,000	$(400)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	(1,019)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	1,105
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	4,500	(272)

							$(586)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$13,400	$(247)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,100	(53)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	23,700	710
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	12,100	(44)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $118	07/01/2011	3,000	(110)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	32,000	(1,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	16,500	(565)

						$(1,686)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	09/18/2027	3,000,000	$956

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.500%	10/01/2022	$4,000	$3,852	$3,852
Fannie Mae	5.000%	10/01/2022	10,500	10,297	10,292
Freddie Mac	5.500%	10/01/2037	10,000	9,806	9,792
Freddie Mac	6.000%	10/01/2037	100,000	100,633	100,109
U.S. Treasury Notes	4.500%	05/15/2017	8,878	8,744	8,993

				$133,332	$133,038

(2) Market value includes $162 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	129

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$15,900	$15,902

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Kinder Morgan, Inc.
7.070% due 05/24/2014	8,591	8,441
7.240% due 05/24/2014	136	134

MGM Mirage
6.495% due 10/03/2011	2,700	2,611
6.505% due 10/03/2011	3,600	3,481
8.375% due 10/03/2011	2,700	2,612

SLM Corp.
6.000% due 06/30/2008	24,000	23,921

Total Bank Loan Obligations (Cost $59,126)		59,546

CORPORATE BONDS & NOTES 25.7%

BANKING & FINANCE 16.3%
American Express Bank FSB
5.196% due 06/22/2009	3,000	2,989
5.826% due 06/12/2009	12,700	12,649

American Express Credit Corp.
5.780% due 03/02/2009	900	898

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,098

American International Group, Inc.
5.210% due 06/23/2008	6,300	6,302
5.400% due 01/29/2010	26,800	26,946

Bank of America N.A.
5.704% due 06/12/2009	12,700	12,668

Bank of Ireland
5.608% due 12/19/2008	12,800	12,794
5.696% due 12/18/2009	5,200	5,186

Bank of Scotland PLC
5.995% due 11/22/2012	2,000	2,004

Bear Stearns Cos., Inc.
5.584% due 02/23/2010	17,200	16,817
5.630% due 07/16/2009	12,300	12,201
6.950% due 08/10/2012	10,000	10,437

Calabash Re II Ltd.
16.594% due 01/08/2010	2,300	2,400

CIT Group, Inc.
5.510% due 01/30/2009	19,100	18,429
5.734% due 11/23/2007	75	75

Citigroup, Inc.
5.240% due 12/26/2008	9,700	9,697
5.400% due 01/30/2009	21,000	20,991
5.409% due 05/02/2008	5,300	5,302

Credit Agricole S.A.
5.505% due 05/28/2009	14,300	14,315

Danske Bank A/S
5.466% due 08/19/2008	19,200	19,202

East Lane Re Ltd.
12.356% due 05/06/2011	1,700	1,708

Ford Motor Credit Co.
5.625% due 10/01/2008	3,200	3,127
7.250% due 10/25/2011	3,050	2,861
7.800% due 06/01/2012	250	238

General Electric Capital Corp.
5.420% due 10/06/2010	13,800	13,643
5.440% due 05/10/2010	16,500	16,420
5.628% due 08/15/2011	1,300	1,285
5.794% due 06/15/2009	2,000	1,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Motors Acceptance Corp.
6.360% due 09/23/2008	$2,600	$2,562

Glitnir Banki HF
5.620% due 04/20/2010	6,000	5,887

GMAC LLC
4.375% due 12/10/2007	1,000	995
6.808% due 05/15/2009	5,900	5,685

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	900	897
5.300% due 12/22/2008	5,200	5,186
5.300% due 06/23/2009	41,910	41,785
5.498% due 06/28/2010	5,260	5,244
5.690% due 07/23/2009	1,000	1,000

HSBC Finance Corp.
5.420% due 10/21/2009	5,000	4,973
5.784% due 03/12/2010	3,200	3,178
5.809% due 12/05/2008	1,600	1,598
5.810% due 11/16/2009	4,000	4,023
5.824% due 09/15/2008	10,280	10,277

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,008

John Deere Capital Corp.
5.382% due 09/25/2008	14,100	14,100

JPMorgan Chase & Co.
5.869% due 05/07/2010	19,100	19,072

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	700	692
5.420% due 12/23/2010	9,700	9,388

Longpoint Re Ltd.
10.944% due 05/08/2010	3,300	3,383

MBNA Corp.
5.790% due 05/05/2008	6,320	6,339

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,659
6.050% due 08/15/2012	20,800	21,349

Metropolitan Life Global Funding I
5.560% due 05/17/2010	19,100	18,954

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,005

Morgan Stanley
5.410% due 05/07/2009	9,700	9,626
5.470% due 02/09/2009	12,100	12,031

Mystic Re Ltd.
15.541% due 06/07/2011	700	727

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.765% due 09/11/2009	8,900	8,922

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,707
5.380% due 01/15/2009	14,800	14,811

Redwood Capital IX Ltd.
11.610% due 01/09/2008	2,000	2,010

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	4,300	4,449

Rockies Express Pipeline LLC
6.448% due 08/20/2009	20,900	20,895

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,099

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,000	5,996
5.420% due 02/06/2009	19,200	19,165

SLM Corp.
5.440% due 01/25/2008	2,000	1,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	$13,570	$13,579

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,047
8.750% due 05/01/2009	3,000	3,112

Vita Capital III Ltd.
6.460% due 01/01/2011	2,200	2,191

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	17,200	17,049

Wachovia Bank N.A.
5.250% due 03/23/2009	3,300	3,296
5.330% due 10/03/2008	10,400	10,382
5.494% due 02/23/2009	7,900	7,891

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,010

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002

		646,910

INDUSTRIALS 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,132

Amgen, Inc.
5.585% due 11/28/2008	30,300	30,338

Comcast Corp.
5.660% due 07/14/2009	2,100	2,090

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,814

CVS Caremark Corp.
5.921% due 06/01/2010	7,800	7,779

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	3,800	3,776

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,541

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,717
6.375% due 10/01/2011	5,800	5,843

El Paso Corp.
6.500% due 06/01/2008	3,000	3,014

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,259

Equistar Chemicals LP
8.750% due 02/15/2009	8,200	8,518
10.125% due 09/01/2008	1,428	1,482

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,974

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
5.490% due 01/22/2010	8,000	7,979

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,717

Honeywell International, Inc.
5.410% due 07/27/2009	20,600	20,616

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,470

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,963

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,515

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,046

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reynolds American, Inc.
6.394% due 06/15/2011	$9,600	$9,608

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,202

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,890

Service Corp. International
6.500% due 03/15/2008	8,975	8,995

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,740
6.700% due 10/01/2007	4,136	4,136

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,290

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,638

Transocean, Inc.
5.869% due 09/05/2008	4,500	4,493

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,959

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	6,500	6,504

Weyerhaeuser Co.
6.210% due 09/24/2009	10,300	10,324

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,070

Xerox Corp.
6.396% due 12/18/2009	2,000	2,010
9.750% due 01/15/2009	6,415	6,740

		216,772

UTILITIES 4.0%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,865
5.785% due 11/14/2008	2,000	2,002

BellSouth Corp.
4.240% due 04/26/2021	9,300	9,247
5.658% due 08/15/2008	1,400	1,399

CMS Energy Corp.
9.875% due 10/15/2007	4,100	4,110

Dominion Resources, Inc.
5.660% due 09/28/2007	11,000	11,000

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,077

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,548
6.474% due 12/08/2008	9,600	9,637

Florida Power Corp.
5.975% due 11/14/2008	17,400	17,422

Midwest Generation LLC
8.300% due 07/02/2009	7,427	7,556

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,494

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,815	2,844

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,417

Qwest Corp.
5.625% due 11/15/2008	5,000	5,019

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sprint Nextel Corp.
5.598% due 06/28/2010	$14,200	$14,204

TXU Corp.
6.375% due 01/01/2008	4,100	4,123

TXU Electric Delivery Co.
6.069% due 09/16/2008	2,300	2,277

TXU Energy Co. LLC
6.194% due 09/16/2008	3,900	3,907

		160,531

Total Corporate Bonds & Notes (Cost $1,025,526)		1,024,213

MUNICIPAL BONDS 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	501

Total Municipal Bonds (Cost $483)		501

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	10,000	9,869

Total Commodity Index-Linked Notes (Cost $10,000)		9,869

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
4.500% due 09/25/2025	212	211
4.638% due 09/01/2035	1,093	1,088
4.802% due 11/01/2035	1,669	1,671
4.989% due 06/01/2035	1,051	1,048
5.000% due 01/25/2017 - 10/01/2037	38,899	37,138
5.036% due 01/01/2036	553	565
5.191% due 12/25/2036 - 07/25/2037	6,678	6,604
5.261% due 03/25/2036	1,038	1,034
5.281% due 08/25/2034	1,246	1,238
5.431% due 03/25/2036	4,535	4,494
5.470% due 01/01/2032	1,230	1,265
5.481% due 05/25/2042 - 03/25/2044	2,894	2,877
5.493% due 07/01/2034	52	52
5.500% due 02/01/2014 - 10/01/2037	893,492	876,087
5.530% due 02/01/2018	32	32
5.531% due 06/25/2032 - 09/25/2032	113	112
5.533% due 05/01/2021 - 04/01/2029	300	303
5.543% due 11/01/2025	26	26
5.545% due 05/01/2036	16,270	16,453
5.557% due 05/01/2036	298	302
5.581% due 10/25/2030	27	27
5.628% due 06/01/2034	26	27
5.731% due 10/25/2017	364	368
5.844% due 12/01/2036	209	211
5.893% due 12/01/2036	218	221
6.000% due 08/01/2035 - 10/01/2037	339,647	340,194
6.205% due 06/01/2043 - 07/01/2044	4,772	4,793
6.206% due 10/01/2044	3,474	3,506
6.208% due 03/01/2044	10,655	10,726
6.500% due 10/25/2023 (a)	42	2
6.500% due 11/01/2028 - 10/25/2042	1,156	1,189
6.654% due 07/01/2029	302	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.970% due 08/01/2026	$19	$19
7.000% due 03/01/2013	52	54
7.234% due 08/01/2029	2,095	2,107
7.310% due 12/01/2040	601	608
7.500% due 10/01/2023	37	37
8.928% due 06/25/2032	794	837

Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008	3,135	3,102
4.000% due 01/16/2009 - 04/20/2009	51,300	50,977
4.020% due 06/30/2009	2,000	1,987
4.150% due 01/12/2009	1,950	1,941
4.250% due 09/26/2008	2,600	2,592
4.330% due 03/16/2010	2,500	2,492
4.400% due 02/08/2010	22,340	22,241
4.500% due 06/22/2010	12,400	12,426
5.000% due 07/30/2008	100	100

Federal Housing Administration
6.896% due 07/01/2020	377	378
7.350% due 04/01/2019	172	173
7.430% due 07/01/2021 - 09/01/2022	763	165
7.435% due 02/01/2019	199	201

Freddie Mac
3.000% due 12/15/2021	581	577
4.000% due 04/15/2022 - 11/15/2022	5,476	5,449
4.483% due 08/01/2035	1,113	1,109
4.500% due 12/15/2025 - 08/15/2027	2,041	2,032
5.000% due 01/15/2018 - 03/15/2026	1,298	1,295
5.171% due 12/25/2036	37,564	37,417
5.500% due 05/01/2013 - 05/15/2016	27,394	27,582
5.982% due 02/15/2019	86,550	86,327
6.102% due 06/15/2031	315	314
6.152% due 06/15/2031	455	455
6.202% due 12/15/2031	15	15
6.205% due 10/25/2044 - 02/25/2045	15,112	15,109
6.405% due 07/25/2044	15,201	15,179
6.500% due 08/15/2008 - 07/25/2043	1,326	1,338
6.750% due 08/15/2023	706	721

Ginnie Mae
5.500% due 08/20/2029 - 09/20/2029	3,102	3,132
5.750% due 07/20/2022 - 09/20/2027	708	715
6.000% due 01/15/2032 - 03/20/2032	3,766	3,790
6.125% due 10/20/2017 - 10/20/2027	1,131	1,142
6.250% due 03/20/2029 - 03/20/2030	1,031	1,041
6.252% due 02/16/2030	72	73
6.375% due 05/20/2021 - 05/20/2030	5,577	5,630
6.402% due 02/16/2030	212	214
6.446% due 03/20/2031	1,252	1,264
6.500% due 02/20/2019	25	26
7.500% due 02/20/2030	187	195
8.000% due 12/15/2030 - 03/15/2032	202	215
8.500% due 06/20/2027	190	204

Small Business Administration
7.540% due 08/10/2009	106	109

Total U.S. Government Agencies (Cost $1,637,524)		1,629,276

See Accompanying Notes	Semiannual Report	September 30, 2007	131

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,305	$3,225
4.440% due 02/25/2045	98	95
5.000% due 09/25/2035	2,100	2,056
5.281% due 09/25/2035	33	33

Arkle Master Issuer PLC
5.732% due 11/19/2007	5,300	5,299

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	2,065	2,064

Banc of America Funding Corp.
4.614% due 02/20/2036	10,224	10,131
5.191% due 01/25/2037	519	514

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,186	1,197
7.420% due 07/20/2032	262	266

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,374	13,197
4.750% due 10/25/2035	27,538	27,274
5.656% due 11/25/2034	19,851	19,821
6.282% due 11/25/2030	423	422

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	2,890	2,864
5.507% due 09/25/2035	7,451	7,443
5.819% due 11/25/2036	5,701	5,704
5.905% due 01/25/2036	6,305	6,337

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,062	1,066

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	8,396	8,364

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	21,155	21,072
5.700% due 01/25/2037	21,255	21,107
5.793% due 12/26/2046	9,038	8,999

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,994	4,873

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	36	36

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	2,630	2,606

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	502	491
5.311% due 05/25/2047	7,219	6,986
5.411% due 02/25/2037	5,718	5,553
5.576% due 09/20/2046	339	338
5.646% due 05/20/2046	289	287
5.676% due 02/20/2047	9,797	9,562

Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	235	233
5.361% due 05/25/2035	725	706
5.401% due 05/25/2034	73	73
5.451% due 03/25/2035	1,234	1,211
5.471% due 06/25/2035	15,776	15,453
6.834% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	6	6
5.953% due 03/25/2032	86	85

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,758	1,755
5.211% due 02/25/2037	2,602	2,599
5.221% due 08/25/2037	3,245	3,223

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,106	1,080
6.052% due 08/15/2032	8,264	8,244
6.102% due 11/15/2031	540	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$9,337	$9,277
5.211% due 01/25/2047	7,616	7,442
5.351% due 06/25/2045	984	965
5.361% due 06/25/2045	444	436
5.401% due 11/25/2045	1,141	1,121

Greenwich Capital Acceptance, Inc.
8.110% due 06/25/2024	13	13

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	6,960	6,899
5.898% due 06/06/2020	4	4

GSR Mortgage Loan Trust
4.540% due 09/25/2035	12,850	12,728
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	2,762	2,759

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	2,521	2,459
5.592% due 01/19/2038	59	59
5.722% due 05/19/2035	3,729	3,654
5.742% due 03/19/2037	8,182	8,046

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	4,782	4,777

Indymac ARM Trust
6.605% due 01/25/2032	10	10
6.637% due 01/25/2032	5	5

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	3,014	2,998
5.231% due 01/25/2037	396	396

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,163	2,096

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	402	401

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,684	1,640

MASTR Seasoned Securities Trust
6.205% due 09/25/2017	681	690

Mellon Residential Funding Corp.
5.787% due 12/15/2030	3,216	3,187
5.986% due 10/20/2029	4,765	4,771

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,390	3,371

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,177	8,112

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	9,178	8,958
5.381% due 11/25/2035	7,501	7,352
6.132% due 03/15/2025	635	609

Morgan Stanley Capital I
5.812% due 10/15/2020	10,542	10,496

RAAC Series 2005-SP1
5.000% due 09/25/2034	790	780

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	508	491
5.431% due 08/25/2035	2,462	2,399
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	270	271

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	26,144	7

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,881	1,859
5.846% due 07/20/2033	5,407	5,356
5.876% due 10/20/2027	2,347	2,342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	$156	$156

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,609	1,599
5.261% due 03/25/2037	2,345	2,336
5.351% due 05/25/2036	12,486	12,214
5.361% due 05/25/2045	1,254	1,220
5.752% due 07/19/2035	13,099	12,877
5.832% due 09/19/2032	122	122
5.852% due 03/19/2034	1,214	1,211

Structured Asset Securities Corp.
5.181% due 05/25/2036	898	890
5.241% due 04/25/2036	2,400	2,371
5.322% due 10/25/2035	1,825	1,808
6.063% due 02/25/2032	378	378
6.150% due 07/25/2032	376	375
7.188% due 01/25/2032	14	14

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	36	36
5.241% due 01/25/2037	5,535	5,517

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	9,655	9,540
5.251% due 03/25/2046	3,500	3,478

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	448	450
5.842% due 09/15/2021	20,528	20,454

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	465	463

Washington Mutual, Inc.
4.047% due 09/25/2033	3,912	3,872
5.211% due 06/25/2046	67	67
5.321% due 04/25/2045	55	54
5.401% due 12/25/2045	633	624
5.421% due 10/25/2045	1,095	1,071
5.671% due 12/25/2027	8,523	8,523
5.713% due 01/25/2047	1,116	1,104
5.771% due 12/25/2027	4,143	4,108
5.777% due 07/25/2046	600	600
5.777% due 08/25/2046	15,228	15,218
5.777% due 12/25/2046	2,575	2,579
5.793% due 12/25/2046	3,996	3,931
5.944% due 09/25/2036	142	142
5.983% due 02/25/2046	5,837	5,670
5.983% due 08/25/2046	27,488	26,973
6.183% due 11/25/2042	1,436	1,441
6.383% due 06/25/2042	2,111	2,079
6.383% due 08/25/2042	2,080	2,090
6.483% due 09/25/2046	1,178	1,171
6.483% due 11/25/2046	449	449

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,278	9,126
4.110% due 06/25/2035	676	673

Total Mortgage-Backed Securities (Cost $537,205)		534,292

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	14	14
5.281% due 08/25/2035	164	163

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544
5.291% due 09/25/2035	34	34

ACE Securities Corp.
5.181% due 06/25/2036	520	518
5.181% due 12/25/2036	1,501	1,491
5.191% due 10/25/2036	276	274
5.201% due 12/25/2035	745	743
5.211% due 02/25/2036	252	252

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 10/25/2036	$642	$639
5.221% due 06/25/2037	2,755	2,743
5.261% due 10/25/2036	2,400	2,373
5.615% due 10/25/2035	11	11

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,300	2,297
5.862% due 09/15/2010	5,000	5,002

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	14	14
5.481% due 10/25/2031	563	558
5.481% due 08/25/2032	126	123

Argent Securities, Inc.
5.171% due 06/25/2036	216	215
5.181% due 10/25/2036	1,007	999
5.191% due 05/25/2036	179	179
5.201% due 04/25/2036	361	360
5.211% due 03/25/2036	625	624

Asset-Backed Funding Certificates
5.191% due 10/25/2036	48	47
5.191% due 11/25/2036	2,115	2,104
5.191% due 01/25/2037	3,947	3,926

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,495	1,487
5.191% due 03/25/2036	93	92
5.211% due 05/25/2037	1,792	1,777
5.406% due 09/25/2034	13	12

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	432	431

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,450	1,439
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	10	10
5.211% due 10/25/2036	605	602
5.221% due 04/25/2036	263	263
5.461% due 10/25/2032	1,601	1,567
5.531% due 10/27/2032	103	102
5.581% due 03/25/2043	1,623	1,611
6.502% due 10/25/2037	5,500	5,481

Brazos Student Finance Corp.
5.430% due 06/01/2023	1,662	1,665

Carmax Auto Owner Trust
5.328% due 06/16/2008	1,028	1,028

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	133	133
5.181% due 01/25/2037	209	208
5.825% due 10/25/2035	2,731	2,688

Centex Home Equity
5.301% due 03/25/2035	20	20

Chase Credit Card Master Trust
5.862% due 02/15/2011	3,700	3,699
5.922% due 09/15/2011	18,800	18,795

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	66	65

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,040
5.530% due 02/07/2010	1,500	1,501

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.181% due 10/25/2036	845	841
5.181% due 11/25/2036	374	373
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,216	4,205
5.211% due 12/25/2035	663	662
5.241% due 03/25/2037	995	987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	$175	$174
5.181% due 03/25/2037	235	234
5.181% due 05/25/2037	12,003	11,929
5.181% due 07/25/2037	3,604	3,582
5.181% due 03/25/2047	1,208	1,202
5.191% due 03/25/2037	372	370
5.191% due 09/25/2046	836	833
5.201% due 06/25/2036	433	432
5.201% due 07/25/2036	152	152
5.201% due 08/25/2036	107	107
5.201% due 09/25/2036	128	128
5.201% due 06/25/2037	2,655	2,634
5.211% due 06/25/2037	3,150	3,125
5.211% due 10/25/2037	1,808	1,794
5.231% due 08/25/2037	11,400	11,203
5.231% due 09/25/2037	1,778	1,766
5.231% due 09/25/2047	2,690	2,672
5.241% due 10/25/2046	225	224
5.261% due 07/25/2036	285	285
5.291% due 02/25/2036	1,007	1,002
5.311% due 09/25/2036	3,200	3,156
5.321% due 06/25/2036	2,100	2,076
5.611% due 12/25/2031	89	88
5.871% due 05/25/2032	185	178

Countrywide Home Equity Loan Trust
5.892% due 01/15/2037	242	239

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,585	1,575
5.221% due 12/25/2037	2,464	2,450

Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	40	39

EMC Mortgage Loan Trust
5.501% due 05/25/2040	196	195

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	627	611

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	3,802	3,783
5.171% due 01/25/2038	3,120	3,102
5.181% due 11/25/2036	6,348	6,258
5.181% due 12/25/2036	1,178	1,169
5.201% due 01/25/2036	111	111
5.201% due 12/25/2037	1,742	1,729
5.221% due 01/25/2036	1,730	1,723
5.501% due 12/25/2034	523	518

First USA Credit Card Master Trust
5.774% due 04/18/2011	6,800	6,802

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	2,497	2,470
5.201% due 02/25/2037	789	786

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.191% due 04/25/2036	60	60
5.201% due 09/25/2036	49	49
5.201% due 10/25/2036	689	664
5.201% due 12/25/2036	3,799	3,756
5.231% due 01/25/2047	3,081	3,061
5.251% due 12/25/2035	233	232
5.421% due 03/25/2034	70	70

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	152	151

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625
5.211% due 05/25/2036	527	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$724	$725

HSBC Asset Loan Obligation
5.191% due 12/25/2036	3,129	3,121

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	13,177	13,057
5.191% due 05/25/2037	481	476
5.211% due 12/25/2035	695	693
5.241% due 03/25/2036	6,700	6,624

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	283	283
5.191% due 04/25/2037	3,045	3,024
5.211% due 07/25/2037	1,164	1,154
5.221% due 03/25/2036	1,279	1,276
5.261% due 04/25/2037	1,224	1,217

Irwin Home Equity Corp.
5.671% due 07/25/2032	374	367

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	298	297

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	97	97
5.181% due 07/25/2036	2,383	2,372
5.181% due 08/25/2036	1,516	1,505
5.181% due 10/25/2036	4,136	4,087
5.211% due 03/25/2037	1,682	1,669
5.380% due 04/01/2037	1,180	1,170

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,825	1,816

Lehman XS Trust
5.201% due 05/25/2046	1,203	1,200
5.211% due 04/25/2046	147	146
5.211% due 06/25/2046	716	715
5.211% due 08/25/2046	751	745
5.211% due 11/25/2046	2,136	2,094
5.221% due 05/25/2046	88	87
5.251% due 11/25/2036	488	488
5.281% due 04/25/2037	6,249	6,221

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	552	551
5.171% due 11/25/2036	1,965	1,954
5.191% due 10/25/2036	66	66
5.191% due 05/25/2046	273	273
5.201% due 03/25/2036	316	316
5.211% due 02/25/2036	141	141
5.221% due 01/25/2046	536	535
5.411% due 10/25/2034	384	374
5.685% due 08/25/2035	21	21
6.205% due 03/25/2032	117	113

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	337	336
5.181% due 11/25/2036	2,215	2,196
5.181% due 01/25/2037	1,071	1,064
5.191% due 10/25/2036	24	24
5.191% due 11/25/2036	574	571
5.211% due 01/25/2036	1,018	1,016
5.211% due 05/25/2037	1,529	1,512
5.241% due 11/25/2035	988	986

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,000	1,997
5.872% due 08/16/2010	5,200	5,203

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	3,581	3,551

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	1,163	1,157
5.161% due 06/25/2037	1,322	1,318
5.191% due 04/25/2037	555	553
5.201% due 08/25/2036	5,947	5,928
5.201% due 02/25/2037	395	394
5.201% due 07/25/2037	274	272

See Accompanying Notes	Semiannual Report	September 30, 2007	133

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 01/25/2037	$431	$431
5.211% due 09/25/2037	217	216
5.251% due 02/25/2037	1,844	1,830

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	604	602
5.171% due 06/25/2036	1,119	1,115
5.171% due 07/25/2036	1,029	1,024
5.171% due 09/25/2036	124	123
5.171% due 10/25/2036	1,571	1,560
5.171% due 01/25/2037	2,994	2,970
5.181% due 10/25/2036	3,580	3,560
5.181% due 11/25/2036	6,649	6,603
5.191% due 05/25/2037	6,024	5,978
5.201% due 02/25/2036	1,662	1,659
5.231% due 09/25/2036	125	123

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	2,156	2,142

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,861	1,847

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,622	1,612

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,568	1,570

New Century Home Equity Loan Trust
5.191% due 05/25/2036	825	824
5.201% due 08/25/2036	869	865
5.311% due 05/25/2036	1,600	1,577
5.391% due 06/25/2035	31	30

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,090	1,086
5.181% due 07/25/2036	912	909
5.181% due 01/25/2037	4,442	4,420
5.191% due 07/25/2037	1,806	1,794
5.671% due 06/25/2032	76	75
5.671% due 08/25/2032	374	369

Park Place Securities, Inc.
5.391% due 09/25/2035	755	749

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	3,180	3,145

Quest Trust
5.691% due 06/25/2034	134	134

Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	124	121
5.571% due 08/25/2033	972	939
5.631% due 12/25/2033	807	785

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	96	96
5.211% due 01/25/2036	568	568
5.211% due 02/25/2036	270	270
5.211% due 10/25/2036	269	267
5.231% due 08/25/2046	1,178	1,168
5.691% due 06/25/2032	11	11

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,761	1,755
5.191% due 01/25/2037	1,777	1,765
5.201% due 03/25/2036	323	323
5.201% due 04/25/2036	460	459
5.201% due 07/25/2036	546	544
5.201% due 11/25/2036	9,053	8,991
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	258	257
5.211% due 10/25/2036	60	60
5.221% due 01/25/2036	306	306
5.241% due 04/25/2037	2,681	2,661
5.321% due 05/25/2034	7	7

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	3,116	3,077
5.271% due 09/25/2035	83	83

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SACO I, Inc.
5.191% due 05/25/2036		$847	$823

Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032		172	171

Saxon Asset Securities Trust
5.191% due 11/25/2036		213	212
5.401% due 01/25/2032		3	3

Sears Credit Account Master Trust
5.972% due 04/16/2013		700	698

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037		1,416	1,407
5.191% due 03/25/2036		653	649

SLC Student Loan Trust
5.538% due 02/15/2015		7,881	7,865

SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,725
5.330% due 04/25/2012		841	842
5.330% due 07/25/2013		814	814
5.340% due 04/25/2014		5,989	5,990
5.350% due 10/27/2014		4,121	4,122
5.350% due 10/25/2016		3,358	3,360
5.350% due 07/25/2017		3,048	3,046

Soundview Home Equity Loan Trust
5.161% due 07/25/2036		44	43
5.171% due 11/25/2036		827	824
5.191% due 12/25/2036		1,048	1,040
5.211% due 01/25/2037		2,938	2,919
5.211% due 06/25/2037		2,446	2,428
5.231% due 10/25/2036		84	84

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		1,045	1,038
5.176% due 11/25/2037		246	244
5.191% due 01/25/2038		1,881	1,869
5.211% due 12/25/2036		885	880
5.471% due 01/25/2034		85	81

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		1,113	1,100

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,359	4,308
5.181% due 10/25/2036		66	66
5.211% due 01/25/2037		1,489	1,472
5.231% due 01/25/2037		1,619	1,595
5.261% due 12/25/2035		47	47
5.421% due 01/25/2033		1,637	1,582

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		594	594

USAA Auto Owner Trust
5.310% due 03/16/2009		557	557

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,438	1,439

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		2,951	2,922
5.191% due 10/25/2036		948	941
5.201% due 04/25/2036		366	365

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,614	1,604
5.231% due 03/25/2037		877	871
5.241% due 11/25/2035		886	885
5.371% due 10/25/2035		9,356	9,320

Total Asset-Backed Securities (Cost $429,742)			427,255

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,300	3,315

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	$869

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,129

Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		600,000	5,298
1.845% due 11/26/2049		200,000	1,756
1.856% due 09/29/2049		100,000	875

Total Foreign Currency-Denominated Issues (Cost $17,399)			18,242

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		328	3,524

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,056

Total Preferred Stocks (Cost $10,697)			10,580

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 5.8%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$6,800	6,803

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
5.400% due 01/15/2010		16,800	16,822

Barclays Bank PLC
5.281% due 03/17/2008		17,500	17,505
5.940% due 08/10/2009		9,600	9,608

Calyon Financial, Inc.
5.340% due 01/16/2009		16,900	16,906
5.395% due 06/29/2010		700	701

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,604

Citibank New York N.A.
5.470% due 11/21/2007		10,900	10,900

Dexia S.A.
5.270% due 09/29/2008		18,500	18,506

Fortis Bank NY
5.074% due 06/30/2008		20,700	20,707
5.265% due 04/28/2008		800	800
5.300% due 09/30/2008		3,700	3,701

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202

Nordea Bank Finland PLC
5.308% due 04/09/2009		33,500	33,455
5.320% due 02/06/2009		3,500	3,495
5.682% due 12/01/2008		1,700	1,698

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,900	2,897

Skandinav Enskilda BK
5.340% due 08/21/2008		2,700	2,700

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		28,100	28,065

Societe Generale NY
5.270% due 03/26/2008		8,980	8,981
5.271% due 06/30/2008		8,100	8,103

Unicredito Italiano NY
5.506% due 05/29/2008		1,400	1,399

			232,658

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 19.9%
ABN AMRO N.A. Finance
5.305% due 10/19/2007	$5,100	$5,086

ANZ National International Ltd.
5.250% due 10/17/2007	60,000	59,860

Calyon N.A. LLC
5.090% due 11/02/2007	28,600	28,471

Cox Communications, Inc.
6.002% due 01/15/2008	6,430	6,331

DnB NORBank ASA
5.090% due 12/03/2007	15,600	15,455
5.400% due 12/17/2007	37,100	36,680

Export Development Corp.
5.190% due 12/27/2007	13,000	12,834

Freddie Mac
4.000% due 10/01/2007	168,100	168,100

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,964
5.170% due 11/06/2007	6,900	6,864
5.210% due 10/31/2007	300	299
5.240% due 10/18/2007	1,300	1,297

HBOS Treasury Services PLC
5.245% due 10/17/2007	59,800	59,661
5.250% due 10/09/2007	9,600	9,589
5.250% due 10/11/2007	1,200	1,198
5.400% due 12/13/2007	400	396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KFW International Finance, Inc.
5.030% due 10/11/2007	$300	$300

Santander Hispano Finance Delaware
5.190% due 01/28/2008	70,000	68,798

Societe Generale NY
5.240% due 10/16/2007	5,000	4,989

Swedbank AB
5.410% due 10/18/2007	83,200	82,987
5.440% due 11/20/2007	41,200	40,889

UBS Finance Delaware LLC
5.200% due 10/23/2007	2,200	2,193
5.230% due 10/15/2007	2,100	2,096
5.245% due 10/26/2007	3,300	3,288
5.250% due 10/18/2007	1,000	997

Unicredit Delaware, Inc.
5.160% due 12/20/2007	5,000	4,941

Unicredito Italiano SpA
5.125% due 01/22/2008	13,000	12,787
5.500% due 10/05/2007	37,650	37,627

Westpac Banking Corp.
5.100% due 11/13/2007	45,000	44,726
5.170% due 10/15/2007	37,300	37,225
5.245% due 10/25/2007	17,900	17,837

Westpac Trust Securities NZ Ltd.
5.610% due 12/11/2007	7,500	7,422

		791,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$11,819	$11,819

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $12,058. Repurchase proceeds are $11,823.)

U.S. TREASURY BILLS 0.5%
3.832% due 10/04/2007 - 12/13/2007 (b)(c)(e)	19,040	18,844

Total Short-Term Instruments (Cost $1,054,626)		1,054,508

PURCHASED OPTIONS (g) 0.5%
(Cost $12,075)		20,645

Total Investments (d) 120.3% (Cost $4,794,403)		$4,788,927

Written Options (h) (0.2%) (Premiums $5,924)		(9,694)

Other Assets and Liabilities (Net) (20.1%)		(799,225)

Net Assets 100.0%		$3,980,008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $151,530 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $15,838 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	3,737	$5,173
90-Day Eurodollar March Futures	Long	03/2008	1,912	1,651
Euro-Schatz December Futures	Short	12/2007	2,490	765
U.S. Treasury 2-Year Note December Futures	Long	12/2007	1	1
U.S. Treasury 10-Year Note December Futures	Short	12/2007	3,288	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	2,432	340
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,780	(3,223)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,028	460

				$5,040

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	$6,000	$91
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	3,800	(64)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	3,800	2
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	3,800	(3)
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	15,000	223
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	1,600	(2)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	4,000	2

See Accompanying Notes	Semiannual Report	September 30, 2007	135

Schedule of Investments  Short-Term Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	$3,900	$4
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	1,400	2
Bear Stearns & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	10,000	117
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	22,100	(209)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	2,300	(16)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	3,800	(31)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	1,600	(3)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	2,200	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	1,600	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	3,900	4
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	3,800	(5)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	3,800	(52)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	3,800	(18)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	3,800	11
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	13,600	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.300%		12/20/2007	16,100	89
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	15,300	(7)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	7,600	139
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	1,700	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	1,700	(3)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	3,800	(32)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	3,800	(18)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	4,500	9
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,200	(8)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	10,000	91

							$309

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(316)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		50,200	(243)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(40)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		38,300	(197)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		53,100	(164)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		104,200	(380)

136	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	44,100	$40
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,500	(207)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	668
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		12,400	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		85,900	104
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$56,800	(2,432)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		98,400	(1,428)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		47,400	(1,983)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(27)

							$(6,611)

(g)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$2,050
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	531
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	979
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	1,933
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	2,052
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	876
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	3,624

							$5,998	$12,994

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$1,319
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	135
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		$8,100	464	706
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	554
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	9,000	443	778
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	295
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	601
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	219
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	1,005
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	383
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	234
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	227
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	596
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	599

						$6,077	$7,651

(h)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$1,636
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	362
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	696
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	1,531
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	667
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	1,652
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	616
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	2,534

							$5,924	$9,694

See Accompanying Notes	Semiannual Report	September 30, 2007	137

Schedule of Investments Short-Term Fund (Cont.)	(Unaudited) September 30, 2007

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$33,900	$32,380	$32,337
U.S. Treasury Notes	4.250%	11/15/2014	60,200	59,727	60,711
U.S. Treasury Notes	4.250%	08/15/2015	76,115	74,733	75,516
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,305	1,311
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,458	1,493

				$169,603	$171,368

(2) Market value includes $1,597 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	35,716	11/2007	$382	$0	$382
Buy		26,159	03/2008	1,872	0	1,872
Buy	CLP	2,447,604	11/2007	266	0	266
Buy		63,745	03/2008	4	0	4
Buy	CNY	226,774	01/2008	30	(1)	29
Sell		226,774	01/2008	0	(128)	(128)
Buy		611,702	03/2008	153	(55)	98
Sell		611,702	03/2008	0	(382)	(382)
Buy	EUR	359	10/2007	13	0	13
Sell		4,780	10/2007	0	(291)	(291)
Sell	GBP	10,592	11/2007	0	(416)	(416)
Sell	JPY	1,801,759	10/2007	0	(801)	(801)
Buy	KRW	9,461,871	11/2007	118	0	118
Buy		17,486,560	01/2008	131	0	131
Buy		1,673,550	05/2008	45	0	45
Buy	MXN	130,394	03/2008	196	0	196
Buy		212,679	07/2008	44	0	44
Buy	NOK	57,384	12/2007	763	0	763
Buy	PLN	52,419	03/2008	1,013	0	1,013
Buy		31,221	07/2008	175	0	175
Buy	RUB	3,190	11/2007	8	0	8
Buy		1,299,698	12/2007	1,725	0	1,725
Buy		488,648	07/2008	193	0	193
Buy	SGD	41,098	10/2007	355	0	355
Buy		2,701	05/2008	42	0	42
Buy	ZAR	22,036	03/2008	64	0	64
Buy		1,750	07/2008	10	0	10

				$7,602	$(2,074)	$5,528

138	PIMCO Funds	See Accompanying Notes

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	September 30, 2007	139

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
09/30/2007+	$10.79	$0.25	$0.58	$0.83	$(0.24)	$0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
09/30/2007+	$11.13	$0.29	$(0.22)	$0.07	$(0.31)	$0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Local Bond Fund
Class D
07/31/2007 - 09/30/2007+	$10.27	$0.10	$0.53	$0.63	$(0.33)	$0.00

Emerging Markets Bond Fund
Class D
09/30/2007+	$11.13	$0.28	$(0.09)	$0.19	$(0.30)	$0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)

Floating Income Fund
Class D
09/30/2007+	$10.55	$0.26	$(0.22)	$0.04	$(0.32)	$0.00
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
09/30/2007+	$10.21	$0.18	$0.29	$0.47	$(0.17)	$0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
09/30/2007+	$10.17	$0.16	$(0.08)	$0.08	$(0.16)	$0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.

(c) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

140	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$11.38	7.81%	$416,245	1.25	%*	1.25	%*	4.45	%*	10%
0.00	(0.69)	10.79	10.01	352,533	1.25		1.25		4.13		11
0.00	(0.26)	10.46	7.26	224,896	1.25	*(e)	1.25	*(e)	3.19	*	6

$0.00	$(0.31)	$10.89	0.68%	$31,051	1.17	%*	1.15	%*	5.39	%*	127%
0.00	(0.73)	11.13	7.99	31,332	1.15		1.15		5.01		190
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87		128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52		44
0.00	(0.31)	10.84	11.62	18,639	1.20	*(d)	1.20	*(d)	3.72	*	33

$0.00	$(0.33)	$10.57	9.26%	$1,808	1.35	%*	1.35	%*	6.04	%*	6%

$0.00	$(0.30)	$11.02	1.78%	$178,429	1.25	%*	1.25	%*	5.09	%*	53%
0.00	(1.12)	11.13	10.33	202,100	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96		280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.35	192,006	1.25		1.25		4.22		461
0.00	(0.91)	10.05	15.66	92,630	1.27		1.25		6.49		388

$0.00	$(0.32)	$10.27	0.43%	$121,621	0.95	%*	0.95	%*	5.01	%*	66%
0.00	(0.65)	10.55	8.04	147,775	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70		83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30	*	18

$0.00	$(0.17)	$10.51	4.63%	$135,457	1.00	%*	0.95	%*	3.47	%*	428%
0.00	(0.38)	10.21	7.05	145,187	0.95		0.95		3.40		644
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95		480
0.00	(0.25)	10.83	10.80	85,296	0.95	*(b)	0.95	*(b)	1.78	*	344

$0.00	$(0.16)	$10.09	0.76%	$151,836	1.00	%*	0.95	%*	3.27	%*	494%
(0.02)	(0.50)	10.17	3.58	208,962	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	174,591	0.96		0.95		2.85		711
(0.12)	(0.61)	10.70	9.13	144,142	0.95		0.95		3.89		589

Semiannual Report	September 30, 2007	141

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class D
09/30/2007+	$11.11	$0.26	$(0.06)	$0.20	$(0.26)	$0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)

High Yield Fund
Class D
09/30/2007+	$9.94	$0.33	$(0.24)	$0.09	$(0.34)	$0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00

Income Fund
Class D
09/30/2007+	$10.00	$0.23	$0.03	$0.26	$(0.31)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Class D
09/30/2007+	$10.37	$0.24	$(0.06)	$0.18	$(0.25)	$0.00
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

Low Duration Fund
Class D
09/30/2007+	$9.95	$0.22	$0.09	$0.31	$(0.22)	$0.00
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)

Mortgage-Backed Securities Fund
Class D
09/30/2007+	$10.72	$0.24	$(0.04)	$0.20	$(0.24)	$0.00
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)

Short-Term Fund
Class D
09/30/2007+	$9.96	$0.23	$(0.03)	$0.20	$(0.23)	$0.00
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2002, the administrative expense was reduced to 0.40%.

142	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.26)	$11.05	1.82%	$12,991	1.18	%*	0.90	%*	4.78	%*	234%
0.00	(0.49)	11.11	6.58	13,076	1.46		0.90		4.50		1009
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46		1069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78		1209
0.00	(0.38)	11.09	3.80	8,773	0.92		0.90		0.98		1409
0.00	(0.48)	11.05	8.16	6,083	0.95	(b)	0.95	(b)	1.69		763

$0.00	$(0.34)	$9.69	0.94%	$400,391	0.91	%*	0.90	%*	6.76	%*	59%
0.00	(0.66)	9.94	8.75	434,491	0.90		0.90		6.64		75
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83		105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47		62
0.00	(0.65)	9.69	16.62	461,971	0.90		0.90		6.75		105
0.00	(0.71)	8.90	5.18	271,072	0.90		0.90		8.01		129

$0.00	$(0.31)	$9.95	2.15%	$434	3.43	%*(c)	0.70	%*(d)	4.63	%*	222%
0.00	0.00	10.00	0.00	10	0.70	*	0.70	*	(0.70	)*	0

$0.00	$(0.25)	$10.30	1.76%	$3,702	0.91	%*	0.90	%*	4.76	%*	47%
0.00	(0.48)	10.37	6.83	2,219	0.90		0.90		4.43		98
0.00	(0.44)	10.17	2.17	1,150	0.90		0.90		4.01		168
0.00	(0.46)	10.38	3.48	166	0.90	*	0.90	*	3.48	*	57

$0.00	$(0.22)	$10.04	3.21%	$398,837	0.75	%*	0.75	%*	4.48	%*	60%
0.00	(0.43)	9.95	4.97	417,681	0.75		0.75		4.25		73
0.00	(0.38)	9.90	1.69	548,707	0.75		0.75		3.25		68
0.00	(0.25)	10.11	0.58	691,405	0.75		0.75		1.77		278
0.00	(0.27)	10.31	2.41	644,925	0.75		0.75		1.66		247
0.00	(0.49)	10.33	7.73	438,641	0.75		0.75		2.97		218

$0.00	$(0.24)	$10.68	1.91%	$136,633	1.14	%*	0.90	%*	4.61	%*	237%
0.00	(0.47)	10.72	7.08	123,684	0.90		0.90		4.47		780
0.00	(0.39)	10.47	2.24	101,762	0.90		0.90		3.51		711
0.00	(0.50)	10.62	2.67	99,056	0.90		0.90		2.16		824
0.00	(0.39)	10.83	4.48	103,329	0.95		0.90		1.35		993
0.00	(0.53)	10.75	9.05	126,132	0.90		0.90		1.96		844

$0.00	$(0.23)	$9.93	2.04%	$66,925	0.75	%*	0.75	%*	4.64	%*	131%
0.00	(0.46)	9.96	4.51	72,940	0.75		0.75		4.38		187
0.00	(0.32)	9.98	2.91	126,925	0.75		0.75		3.07		230
0.00	(0.18)	10.01	1.20	204,131	0.75		0.75		1.47		356
0.00	(0.15)	10.07	1.79	233,211	0.75		0.75		1.18		268
0.00	(0.28)	10.04	3.30	137,874	0.75		0.75		2.52		77

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 6.50%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.77%.

Semiannual Report	September 30, 2007	143

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$4,584,177	$2,926,270	$2,196,773	$2,313,003	$4,479,922
Cash	241	76	463	1,108	16
Foreign currency, at value	2,973	8,320	4,210	5,323	9,505
Receivable for investments sold	31,140	140,403	3,000	21,534	35,510
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for cross-currency swap exchanges	0	0	0	0	0
Receivable for Fund shares sold	13,194	1,431	381	5,772	19,515
Interest and dividends receivable	44,783	40,401	38,304	35,639	38,988
Variation margin receivable	0	875	0	0	1,188
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	970	8,221	6,339	3,314	41,993
Unrealized appreciation on foreign currency contracts	203,903	8,778	41,506	13,214	15,861
Unrealized appreciation on swap agreements	3,888	16,009	5,218	22,946	29,215
Other assets	0	0	0	0	0
	4,885,269	3,150,784	2,296,194	2,421,853	4,671,713

Liabilities:
Payable for the reverse repurchase agreements	$0	$121,422	$0	$0	$0
Payable for investments purchased	5,097	68,301	2,879	102,616	57,200
Payable for investments purchased on a delayed-delivery basis	0	25,318	0	0	0
Payable for short sales	30,834	111,473	0	8,068	8,786
Payable for cross-currency swap exchanges	0	0	0	0	0
Payable for Fund shares redeemed	3,829	2,455	93	3,919	4,074
Dividends payable	1,234	1,244	7	2,461	766
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	22,220	0	0	43,573
Accrued investment advisory fee	1,525	898	713	742	943
Accrued administration fee	1,428	634	793	732	841
Accrued distribution fee	42	95	0	110	26
Accrued servicing fee	121	59	0	120	93
Variation margin payable	0	267	10	217	0
Recoupment payable to Manager	3	0	1	0	0
Swap premium received	6,637	11,799	11,970	7,129	20,448
Unrealized depreciation on foreign currency contracts	30,160	12,917	13,321	10,080	13,256
Unrealized depreciation on swap agreements	2,639	23,939	7,079	3,357	76,532
Other liabilities	105	37	9	0	4
	83,654	403,078	36,875	139,551	226,542

Net Assets	$4,801,615	$2,747,706	$2,259,319	$2,282,302	$4,445,171

Net Assets Consist of:
Paid in capital	$4,444,665	$2,770,139	$2,168,116	$2,139,356	$4,463,639
Undistributed (overdistributed) net investment income	41,729	(11,606)	(3,093)	(2,738)	(34,313)
Accumulated undistributed net realized gain (loss)	130,046	(21,674)	7,904	35,766	47,648
Net unrealized appreciation (depreciation)	185,175	10,847	86,392	109,918	(31,803)
	$4,801,615	$2,747,706	$2,259,319	$2,282,302	$4,445,171

Net Assets:
Class D	$416,245	$31,051	$1,808	$178,429	$121,621
Other Classes	4,385,370	2,716,655	2,257,511	2,103,873	4,323,550

Shares Issued and Outstanding:
Class D	36,575	2,851	171	16,196	11,841

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$11.38	$10.89	$10.57	$11.02	$10.27

Cost of Investments Owned	$4,574,651	$2,902,182	$2,138,352	$2,228,904	$4,461,244
Cost of Foreign Currency Held	$2,890	$8,071	$4,112	$5,166	$9,220
Proceeds Received on Short Sales	$31,026	$111,577	$0	$7,937	$8,731
Premiums Received on Written Options	$0	$18,868	$0	$0	$37,649

144	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund

$3,888,160	$4,230,729	$488,682	$7,885,263	$150,100	$84,938	$9,773,281	$869,009	$4,788,927
0	5,392	1,815	7,211	4	13	55	141	5,749
16,400	23,070	0	14,332	6	856	69,607	0	10,131
1,589,660	1,561,195	170,595	408,411	35,003	1	778,448	258,682	766,543
13,370	105,106	0	0	0	0	0	0	0
1,359,777	0	0	0	0	0	0	0	0
5,844	3,349	546	9,744	5,874	230	63,334	1,027	4,773
37,813	34,477	2,120	118,845	531	1,089	41,401	3,142	11,695
2,743	1,470	0	4,459	0	33	5,828	0	9,615
0	0	0	0	91	0	0	0	0
65,088	59,550	2,594	9,215	221	623	17,428	5,454	9,231
100,091	25,791	0	9,037	0	302	55,681	0	7,602
95,297	71,970	5,421	23,198	770	959	6,588	9,451	1,614
0	0	0	0	0	0	0	0	1
7,174,243	6,122,099	671,773	8,489,715	192,600	89,044	10,811,651	1,146,906	5,615,881

$243,938	$228,679	$149,548	$0	$39,326	$2,002	$0	$182,287	$0
1,115,193	1,039,650	89,750	1,162,708	39,880	3,620	263,206	250,127	1,404,992
861,520	1,100,181	0	0	0	0	206,827	0	0
836,146	1,068,817	104,102	0	20,028	0	525,625	133,038	171,368
1,366,000	0	0	0	0	0	0	0	0
3,499	5,890	494	13,869	30	227	63,619	926	26,490
968	1,456	161	7,087	6	76	3,396	206	916
533	0	0	0	0	0	0	0	0
26,648	26,431	0	42,130	1	528	23,644	0	9,694
470	457	58	1,306	6	15	1,782	102	762
541	527	76	1,535	7	19	1,526	127	651
181	55	34	658	0	4	297	30	341
88	88	30	382	0	8	399	42	77
1,104	1,888	45	3,895	3	28	12,329	122	9,312
0	0	0	0	0	0	0	0	0
25,102	50,452	4,571	13,169	46	675	577	7,428	1,280
12,293	71,456	0	16,375	20	185	9,292	0	2,074
52,339	46,970	2,614	31,737	792	817	7,120	4,087	7,916
0	3	1	0	0	1	0	0	0
4,546,563	3,643,000	351,484	1,294,851	100,145	8,205	1,119,639	578,522	1,635,873

$2,627,680	$2,479,099	$320,289	$7,194,864	$92,455	$80,839	$9,692,012	$568,384	$3,980,008

$2,573,444	$2,541,683	$320,738	$7,327,789	$92,641	$81,486	$9,964,807	$572,637	$4,017,462
(10,467)	(51,210)	696	(34,928)	41	(262)	(6,821)	319	4,603
(95,675)	(97,374)	(5,714)	(108,296)	(590)	(408)	(363,348)	(9,243)	(37,074)
160,378	86,000	4,569	10,299	363	23	97,374	4,671	(4,983)
$2,627,680	$2,479,099	$320,289	$7,194,864	$92,455	$80,839	$9,692,012	$568,384	$3,980,008

$135,457	$151,836	$12,991	$400,391	$434	$3,702	$398,837	$136,633	$66,925
2,492,223	2,327,263	307,298	6,794,473	92,021	77,137	9,293,175	431,751	3,913,083

12,892	15,053	1,176	41,336	44	359	39,710	12,798	6,737

$10.51	$10.09	$11.05	$9.69	$9.95	$10.30	$10.04	$10.68	$9.93

$3,839,608	$4,099,568	$487,684	$7,863,220	$149,703	$85,472	$9,816,550	$871,671	$4,794,403
$16,238	$22,873	$0	$13,863	$6	$842	$67,911	$0	$9,965
$832,597	$1,066,737	$104,360	$0	$20,044	$0	$525,551	$133,332	$169,603
$22,424	$21,914	$0	$41,707	$1	$539	$17,949	$0	$5,924

Semiannual Report	September 30, 2007	145

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$115,910	$87,992	$56,004	$74,204	$131,678
Dividends	0	165	0	243	323
Miscellaneous income	77	377	23	15	345
Total Income	115,987	88,534	56,027	74,462	132,346

Expenses:
Investment advisory fees	9,082	6,036	3,356	5,268	6,681
Administration fees	8,524	4,268	3,729	5,205	6,007
Servicing fees - Class D	474	39	0	240	178
Distribution and/or servicing fees - Other Classes	512	1,018	0	1,422	748
Trustees’ fees	7	5	3	4	7
Organization costs	0	0	0	0	0
Interest expense	1	329	4	37	0
Miscellaneous expense	6	2	2	2	5
Total Expenses	18,606	11,697	7,094	12,178	13,626
Reimbursement by Manager	0	0	0	0	0
Net Expenses	18,606	11,697	7,094	12,178	13,626

Net Investment Income	97,381	76,837	48,933	62,284	118,720

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(971)	(16,936)	8,313	16,705	(4,223)
Net realized gain (loss) on futures contracts, written options and swaps	4,584	(5,156)	442	6,217	48,142
Net realized gain (loss) on foreign currency transactions	130,047	(1,795)	(805)	4,690	4,338
Net change in unrealized appreciation (depreciation) on investments	933	(14,469)	52,223	(38,927)	(1,014)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(7,434)	(14,966)	(3,762)	(8,402)	(108,632)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	90,050	(4,486)	28,124	(37)	(231)
Net Gain (Loss)	217,209	(57,808)	84,535	(19,754)	(61,620)

Net Increase in Net Assets Resulting from Operations	$314,590	$19,029	$133,468	$42,530	$57,100

*Foreign tax withholding	$252	$37	$8	$0	$0

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund

$53,511	$53,525	$8,705	$272,582	$1,643	$2,186	$256,425	$14,917	$108,251
85	168	0	1,396	0	3	2,051	0	403
77	90	1	362	0	4	195	1	58
53,673	53,783	8,706	274,340	1,643	2,193	258,671	14,918	108,712

2,983	3,140	362	8,910	44	96	12,320	645	5,013
3,474	3,659	476	10,559	35	125	10,485	807	4,299
172	235	16	520	0	4	500	160	83
1,612	793	401	7,002	1	71	4,232	313	2,582
4	4	0	12	0	0	17	1	7
0	0	0	0	92	0	0	0	0
685	616	421	342	524	5	0	618	0
2	3	1	7	0	0	10	0	4
8,932	8,450	1,677	27,352	696	301	27,564	2,544	11,988
0	0	0	0	(100)	0	0	0	0
8,932	8,450	1,677	27,352	596	301	27,564	2,544	11,988

44,741	45,333	7,029	246,988	1,047	1,892	231,107	12,374	96,724

(20,229)	(44,482)	(1,083)	51,476	(373)	(62)	(4,676)	(1,589)	(3,269)
(9,760)	(24,909)	(1,789)	(2,646)	(229)	(89)	(25,244)	(730)	1,032
(53,054)	(22,072)	0	(4,730)	4	27	8,023	0	1,288
58,345	92,190	(128)	(205,115)	413	(673)	(18,396)	(2,082)	(11,855)
44,181	29,871	1,451	1,341	(20)	271	84,372	2,110	(935)
52,985	(54,481)	0	(5,376)	(28)	109	44,584	0	5,344
72,468	(23,883)	(1,549)	(165,050)	(233)	(417)	88,663	(2,291)	(8,395)

$117,209	$21,450	$5,480	$81,938	$814	$1,475	$319,770	$10,083	$88,329

$0	$25	$0	$0	$0	$1	$0	$0	$0

Semiannual Report	September 30, 2007	147

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from December 29, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$97,381	$132,660	$76,837	$96,090	$48,933	$3,858
Net realized gain (loss)	133,660	93,918	(23,887)	7,735	7,950	(386)
Net change in unrealized appreciation (depreciation)	83,549	86,051	(33,921)	36,482	76,585	9,807
Net increase resulting from operations	314,590	312,629	19,029	140,307	133,468	13,279

Distributions to Shareholders:
From net investment income
Class D	(8,442)	(12,919)	(888)	(1,622)	(7)	0
Other Classes	(88,441)	(120,801)	(80,546)	(99,073)	(51,975)	(3,562)
From net realized capital gains
Class D	0	(7,530)	0	(412)	0	0
Other Classes	0	(72,708)	0	(24,678)	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(96,883)	(213,958)	(81,434)	(125,785)	(51,982)	(3,562)

Fund Share Transactions:
Receipts for shares sold
Class D	90,576	183,432	5,639	10,486	1,721	0
Other Classes	1,225,869	2,316,207	624,675	1,282,695	1,511,209	619,995
Issued as reinvestment of distributions
Class D	7,916	17,703	837	1,931	6	0
Other Classes	81,792	181,620	71,657	105,134	51,968	3,566
Cost of shares redeemed
Class D	(55,067)	(82,545)	(6,072)	(17,810)	0	0
Other Classes	(165,517)	(1,242,616)	(373,361)	(565,002)	(9,485)	(10,864)
Net increase (decrease) resulting from fund share transactions	1,185,569	1,373,801	323,375	817,434	1,555,419	612,697

Fund Redemption Fee	29	56	19	22	0	0

Total Increase (Decrease) in Net Assets	1,403,305	1,472,528	260,989	831,978	1,636,905	622,414

Net Assets:
Beginning of period	3,398,310	1,925,782	2,486,717	1,654,739	622,414	622,414
End of period*	$4,801,615	$3,398,310	$2,747,706	$2,486,717	$2,259,319	$1,244,828

*Including undistributed (overdistributed) net investment income of:	$41,729	$41,231	$(11,606)	$(7,009)	$(3,093)	$(44)

148	PIMCO Funds	See Accompanying Notes

Emerging Markets Bond Fund		Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$62,284	$130,054	$118,720	$157,513	$44,741	$68,155	$45,333	$82,712	$7,029	$11,745
27,612	89,034	48,257	49,511	(83,043)	15,101	(91,463)	36,223	(2,872)	(2,395)
(47,366)	19,325	(109,877)	55,631	155,511	38,831	67,580	(27,122)	1,323	7,583
42,530	238,413	57,100	262,655	117,209	122,087	21,450	91,813	5,480	16,933

(5,320)	(11,582)	(4,463)	(7,310)	(2,271)	(4,025)	(2,926)	(6,019)	(303)	(542)
(61,866)	(127,394)	(141,383)	(188,997)	(40,179)	(58,811)	(40,293)	(64,476)	(6,604)	(11,154)

0	(10,060)	0	(661)	0	(909)	0	(4,426)	0	(4)
0	(110,030)	0	(20,451)	0	(13,641)	0	(43,837)	0	(76)

0	0	0	0	0	0	0	(486)	0	0
0	0	0	0	0	0	0	(4,620)	0	0

(67,186)	(259,066)	(145,846)	(217,419)	(42,450)	(77,386)	(43,219)	(123,864)	(6,907)	(11,776)

26,071	73,024	48,755	138,747	26,450	90,855	20,719	66,430	4,473	14,176
323,289	810,281	1,660,995	4,229,641	597,978	1,533,168	416,354	954,511	56,578	74,129

4,905	19,950	4,201	7,551	2,080	4,452	2,667	10,203	289	478
46,615	203,364	135,618	199,739	33,939	61,536	31,556	98,544	5,621	9,500

(52,024)	(165,341)	(74,226)	(83,371)	(41,722)	(57,700)	(78,580)	(131,099)	(4,740)	(10,705)
(564,696)	(1,447,077)	(2,424,310)	(795,458)	(412,638)	(806,695)	(458,403)	(824,214)	(26,817)	(83,404)
(215,840)	(505,799)	(648,967)	3,696,849	206,087	825,616	(65,687)	174,375	35,404	4,174

22	68	15	16	34	151	37	86	0	1

(240,474)	(526,384)	(737,698)	3,742,101	280,880	870,468	(87,419)	142,410	33,977	9,332

2,522,776	3,049,160	5,182,869	1,440,768	2,346,800	1,476,332	2,566,518	2,424,108	286,312	276,980
$2,282,302	$2,522,776	$4,445,171	$5,182,869	$2,627,680	$2,346,800	$2,479,099	$2,566,518	$320,289	$286,312

$(2,738)	$2,164	$(34,313)	$(7,187)	$(10,467)	$(12,758)	$(51,210)	$(53,324)	$696	$574

Semiannual Report	September 30, 2007	149

Statements of Changes in Net Assets (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from March 30, 2007 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$246,988	$484,660	$1,047	$0	$1,892	$2,827
Net realized gain (loss)	44,100	42,747	(598)	8	(124)	(211)
Net change in unrealized appreciation (depreciation)	(209,150)	82,290	365	(2)	(293)	1,512
Net increase resulting from operations	81,938	609,697	814	6	1,475	4,128

Distributions to Shareholders:
From net investment income
Class D	(14,541)	(28,355)	(2)	0	(73)	(70)
Other Classes	(239,380)	(455,436)	(1,004)	0	(1,846)	(2,787)
From net realized capital gains
Class D	0	(273)	0	0	0	(3)
Other Classes	0	(4,430)	0	0	0	(120)

Total Distributions	(253,921)	(488,494)	(1,006)	0	(1,919)	(2,980)

Fund Share Transactions:
Receipts for shares sold
Class D	86,279	119,391	424	10	1,894	1,750
Other Classes	1,442,890	2,074,043	67,128	25,040	13,704	30,534
Issued as reinvestment of distributions
Class D	13,429	26,376	2	0	70	69
Other Classes	186,527	357,285	984	0	1,401	2,232
Cost of shares redeemed
Class D	(121,590)	(170,868)	0	0	(473)	(778)
Other Classes	(1,706,415)	(2,378,577)	(947)	0	(8,960)	(17,145)
Net increase (decrease) resulting from Fund share transactions	(98,880)	27,650	67,591	25,050	7,636	16,662

Fund Redemption Fee	181	277	0	0	0	3

Total Increase (Decrease) in Net Assets	(270,682)	149,130	67,399	25,056	7,192	17,813

Net Assets:
Beginning of period	7,465,546	7,316,416	25,056	0	73,647	55,834
End of period*	$7,194,864	$7,465,546	$92,455	$25,056	$80,839	$73,647

*Including undistributed (overdistributed) net investment income of:	$(34,928)	$(27,995)	$41	$0	$(262)	$(235)

150	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Mortgage-Backed Securities Fund		Short-Term Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$231,107	$493,735	$12,374	$20,666	$96,724	$166,927
(21,897)	(146,776)	(2,319)	(2,235)	(949)	(13,593)
110,560	205,184	28	12,256	(7,446)	11,782
319,770	552,143	10,083	30,687	88,329	165,116

(9,124)	(20,808)	(2,926)	(4,715)	(1,546)	(3,996)
(224,964)	(481,022)	(9,300)	(16,057)	(95,333)	(159,822)

0	(58)	0	(20)	0	(228)
0	(1,316)	0	(65)	0	(9,089)

(234,088)	(503,204)	(12,226)	(20,857)	(96,879)	(173,135)

50,815	104,948	31,350	53,839	14,834	19,143
1,249,138	3,390,973	78,674	95,460	1,678,913	2,605,022

8,692	19,572	2,782	4,497	1,473	3,979
202,940	428,165	8,410	14,765	86,636	147,954

(82,013)	(257,753)	(20,693)	(38,993)	(22,163)	(76,881)
(2,378,606)	(5,226,470)	(29,845)	(183,598)	(1,495,023)	(2,731,204)
(949,034)	(1,540,565)	70,678	(54,030)	264,670	(31,987)

12	72	0	1	30	199

(863,340)	(1,491,554)	68,535	(44,199)	256,150	(39,807)

10,555,352	12,046,906	499,849	544,048	3,723,858	3,763,665
$9,692,012	$10,555,352	$568,384	$499,849	$3,980,008	$3,723,858

$(6,821)	$(3,840)	$319	$171	$4,603	$4,758

Semiannual Report	September 30, 2007	151

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	Income Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$814

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(264,245)
Proceeds from sales of long-term securities	184,715
Purchases of short-term portfolio investments, net	(49,814)
Increase in interest receivable	(522)
Increase in receivable for investments sold	(34,988)
Increase in manager reimbursement receivables	(91)
Increase in payable for investments purchased	19,113
Increase in management fee payable	6
Increase in administration fee payable	7
Payment from futures contracts transactions	(77)
Decrease in swap premiums received	(316)
Net amortization on investments	5
Proceeds from short sale transactions	20,044
Unrealized appreciation on investments	(365)
Net realized loss on currency	3
Net realized loss on investments	598
Net cash used for operating activities	(125,113)

Cash flows received from financing activities*:
Proceeds from shares sold	91,728
Payment on shares redeemed	(5,917)
Cash dividend paid*	(14)
Net borrowing from reverse repurchase agreements	39,326
Net cash received from financing activities	125,123

Net Increase in Cash	10

Cash:
Beginning of period	0
End of period	$10

* Reinvestment of dividends	$986

152	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined

Semiannual Report	September 30, 2007	153

Notes to Financial Statements  (Cont.)

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	KZT	Kazakhstan Tenge
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian New Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	Great British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	UYU	Uruguay Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The

154	PIMCO Funds

(Unaudited) September 30, 2007

primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Semiannual Report	September 30, 2007	155

Notes to Financial Statements  (Cont.)

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a

156	PIMCO Funds

(Unaudited) September 30, 2007

specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Contracts are subject to risk of default by the counterparty and, depending on their terms, may be subject to exchange rate risk. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2007, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,219,615, $976,042, and $1,910,303, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Diversified Income Fund, Floating Income Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, and Short-Term Fund had $4,462,178, $20,390,156, $176,665,383, $498,357, $21,130,339, and $23,921,139, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC

Semiannual Report	September 30, 2007	157

Notes to Financial Statements  (Cont.)

guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%	N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%		0.65%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%	0.20%	0.20%	0.40%		0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Mortgage-Backed Securities Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)

(1)	Effective October 1, 2007, the Fund’s adminstrative fee was reduced by 0.05% to 0.30% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of

158	PIMCO Funds

(Unaudited) September 30, 2007

shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
Low Duration Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,344,946 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Emerging Local Bond, and Income Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%	—
Emerging Local Bond Fund	1.15%	—	1.55%	—	2.30%	1.55%	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$10
Emerging Local Bond Fund	27
Income Fund	91

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

Semiannual Report	September 30, 2007	159

Notes to Financial Statements  (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
Foreign Bond Fund (Unhedged)	55,519	0
High Yield Fund	611	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$126,005	$4,100	$1,443,665	$504,642
Diversified Income Fund	2,335,218	2,415,544	1,664,740	1,008,507
Emerging Local Bond Fund	1,939	0	645,351	63,175
Emerging Markets Bond Fund	333,382	141,409	951,474	926,699
Floating Income Fund	848,056	1,268,563	1,898,626	2,099,690
Foreign Bond Fund (Unhedged)	13,173,393	13,718,195	2,755,197	2,219,448
Foreign Bond Fund (U.S. Dollar-Hedged)	16,645,984	17,394,113	4,136,488	3,884,169
GNMA Fund	1,054,382	930,081	4,799	0
High Yield Fund	1,723,176	1,062,741	2,236,917	3,159,518
Income Fund	171,019	145,235	37,712	483
Investment Grade Corporate Bond Fund	27,288	20,774	20,707	11,949
Low Duration Fund	5,213,004	4,345,584	776,236	803,278
Mortgage-Backed Securities Fund	1,871,350	1,640,467	26,638	490
Short-Term Fund	4,726,722	3,674,174	959,951	351,346

160	PIMCO Funds

(Unaudited) September 30, 2007

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$600,000	$7,275	0	$1,280,000	$15,520
Sales	10,918	1,434,600	13,964	5,286	2,010,800	22,914
Closing Buys	0	(309,200)	(475)	(2,000)	(227,800)	(785)
Expirations	(7,700)	(100,000)	(1,896)	0	0	0
Exercised	0	0	0	0	0	0
Balance at 09/30/2007	3,218	$1,625,400	$18,868	3,286	$3,063,000	$37,649

	Foreign Bond Fund (Unhedged)							Foreign Bond Fund (U.S. Dollar Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in NZD	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in NZD	Premium
Balance at 03/31/2007	0	$882,900	GBP	165,700	NZD	0	$13,453	0	$1,058,200	GBP	188,600	NZD	0	$15,700
Sales	5,314	973,800		0		63,085	15,137	5,541	858,600		0		66,492	13,351
Closing Buys	(2,742)	(311,400)		0		0	(2,764)	(650)	(266,800)		0		(12,600)	(2,114)
Expirations	(2,100)	(26,700)		(135,200)		(33,285)	(3,402)	(1,271)	(139,200)		(156,200)		(22,192)	(4,066)
Exercised	0	0		0		0	0	(3,144)	(9,000)		0		0	(957)
Balance at 09/30/2007	472	$1,518,600	GBP	30,500	NZD	29,800	$22,424	476	$1,501,800	GBP	32,400	NZD	31,700	$21,914

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund
	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$0	$0	$0	$0	0	$200	$2
Sales	1,782,700	41,707	100	1	172	25,600	558
Closing Buys	0	0	0	0	(87)	(1,900)	(21)
Expirations	0	0	0	0	0	0	0
Exercised	0	0	0	0	0	0	0
Balance at 09/30/2007	$1,782,700	$41,707	$100	$1	85	$23,900	$539

	Low Duration Fund							Short-Term Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	Notional Amount in $		Notional Amount in GBP	Notional Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	$515,200	GBP	23,400	$6,406
Sales	3,042	708,900		0		0	9,151	438,200		0	4,384
Closing Buys	(274)	(701,900)		0		0	(7,208)	(339,800)		0	(3,971)
Expirations	(1,874)	(581,900)		(21,300)		(37,000)	(8,093)	(49,200)		(23,400)	(895)
Exercised	0	0		0		0	0	0		0	0
Balance at 09/30/2007	2,768	$1,431,500	GBP	0	EUR	0	$17,949	$564,400	GBP	0	$5,924

Semiannual Report	September 30, 2007	161

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	8,203	$90,576	17,294	$183,432	516	$5,639	948	$10,486
Other Classes	110,927	1,225,869	219,075	2,316,207	56,601	624,675	115,507	1,282,695
Issued as reinvestment of distributions
Class D	715	7,916	1,661	17,703	77	837	175	1,931
Other Classes	7,385	81,792	17,025	181,620	6,607	71,657	9,506	105,134
Cost of shares redeemed
Class D	(5,009)	(55,067)	(7,785)	(82,545)	(557)	(6,072)	(1,623)	(17,810)
Other Classes	(15,019)	(165,517)	(116,434)	(1,242,616)	(34,369)	(373,361)	(51,340)	(565,002)
Net increase (decrease) resulting from Fund share transactions	107,202	$1,185,569	130,836	$1,373,801	28,875	$323,375	73,173	$817,434

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	2,615	$26,450	8,921	$90,855	2,062	$20,719	6,467	$66,430
Other Classes	59,343	597,978	150,653	1,533,168	41,548	416,354	92,978	954,511
Issued as reinvestment of distributions
Class D	205	2,080	435	4,452	266	2,667	993	10,203
Other Classes	3,352	33,939	6,009	61,536	3,146	31,556	9,586	98,544
Cost of shares redeemed
Class D	(4,152)	(41,722)	(5,682)	(57,700)	(7,826)	(78,580)	(12,768)	(131,099)
Other Classes	(41,241)	(412,638)	(79,516)	(806,695)	(45,806)	(458,403)	(80,166)	(824,214)
Net increase (decrease) resulting from Fund share transactions	20,122	$206,087	80,820	$825,616	(6,610)	$(65,687)	17,090	$174,375

	Investment Grade Corporate Bond Fund				Low Duration Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	185	$1,894	170	$1,750	5,141	$50,815	10,597	$104,948
Other Classes	1,345	13,704	2,968	30,534	126,264	1,249,138	342,038	3,390,973
Issued as reinvestment of distributions
Class D	6	70	7	69	879	8,692	1,974	19,572
Other Classes	138	1,401	217	2,232	20,525	202,940	43,170	428,165
Cost of shares redeemed
Class D	(46)	(473)	(76)	(778)	(8,299)	(82,013)	(26,013)	(257,753)
Other Classes	(883)	(8,960)	(1,672)	(17,145)	(240,700)	(2,378,606)	(527,654)	(5,226,470)
Net increase (decrease) resulting from Fund share transactions	745	$7,636	1,614	$16,662	(96,190)	$(949,034)	(155,888)	$(1,540,565)

162	PIMCO Funds

(Unaudited) September 30, 2006

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Six Months Ended 09/30/2007		Period From 12/29/2006 to 3/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

170	$1,721	0	$0	2,359	$26,071	6,551	$73,024	4,646	$48,755	13,279	$138,747
147,043	1,511,209	63,056	619,995	29,443	323,289	72,962	810,281	162,041	1,660,995	403,338	4,229,641

1	6	0	0	448	4,905	1,799	19,950	407	4,201	720	7,551
5,059	51,968	360	3,566	4,254	46,615	18,338	203,364	13,106	135,618	19,016	199,739

0	0	0	0	(4,771)	(52,024)	(14,956)	(165,341)	(7,219)	(74,226)	(7,958)	(83,371)
(902)	(9,485)	(1,109)	(10,864)	(51,248)	(564,696)	(131,785)	(1,447,077)	(231,491)	(2,424,310)	(75,746)	(795,458)

151,371	$1,555,419	62,307	$612,697	(19,515)	$(215,840)	(47,091)	$(505,799)	(58,510)	$(648,967)	352,649	$3,696,849

GNMA Fund				High Yield Fund				Income Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period From 3/30/2007 to 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

404	$4,474	1,300	$14,176	8,807	$86,279	12,228	$119,391	43	$424	1	$10
5,143	56,577	6,760	74,129	149,729	1,442,890	212,473	2,074,043	6,743	67,128	2,504	25,040

26	289	44	478	1,382	13,429	2,704	26,376	0	2	0	0
511	5,621	868	9,500	19,204	186,527	36,615	357,285	99	984	0	0

(431)	(4,740)	(972)	(10,705)	(12,570)	(121,590)	(17,563)	(170,868)	0	0	0	0
(2,441)	(26,817)	(7,641)	(83,404)	(174,910)	(1,706,415)	(244,068)	(2,378,577)	(95)	(947)	0	0

3,212	$35,404	359	$4,174	(8,358)	$(98,880)	2,389	$27,650	6,790	$67,591	2,505	$25,050

Mortgage-Backed Securities Fund				Short-Term Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,957	$31,350	5,089	$53,839	1,494	$14,834	1,919	$19,143
7,397	78,674	9,009	95,460	169,113	1,678,913	261,361	2,605,022

262	2,782	425	4,497	149	1,473	399	3,979
793	8,410	1,399	14,765	8,732	86,636	14,836	147,954

(1,954)	(20,693)	(3,705)	(38,993)	(2,232)	(22,163)	(7,708)	(76,881)
(2,824)	(29,845)	(17,595)	(183,598)	(150,666)	(1,495,023)	(273,854)	(2,731,204)

6,631	$70,678	(5,378)	$(54,030)	26,590	$264,670	(3,047)	$(31,987)

Semiannual Report	September 30, 2007	163

Notes to Financial Statements  (Cont.)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

164	PIMCO Funds

(Unaudited) September 30, 2007

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Developing Local Markets Fund	$26,379	$(16,853)	$9,526
Diversified Income Fund	55,271	(31,183)	24,088
Emerging Local Bond Fund	67,872	(9,451)	58,421
Emerging Markets Bond Fund	104,193	(20,094)	84,099
Floating Income Fund	47,233	(28,555)	18,678
Foreign Bond Fund (Unhedged)	73,762	(25,210)	48,552
Foreign Bond Fund (U.S. Dollar-Hedged)	159,559	(28,398)	131,161
GNMA Fund	2,109	(1,111)	998
High Yield Fund	128,444	(106,401)	22,043
Income Fund	755	(358)	397
Investment Grade Corporate Bond Fund	785	(1,319)	(534)
Low Duration Fund	31,315	(74,584)	(43,269)
Mortgage-Backed Securities Fund	2,797	(5,459)	(2,662)
Short-Term Fund	17,634	(23,111)	(5,477)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, and Floating Income Fund, incurred $967,946, $470,806, $790,054, $438,533, and $277,122, respectively, in CPMF and FTT costs.

Semiannual Report	September 30, 2007	165

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

166	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	167

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

168	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	169

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.         AZ020SA_19352

Share Classes Institutional and Administrative	Semiannual Report September 30, 2007

Total Return Funds

Total Return Fund

Total Return Fund II

Total Return Fund III

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

The Funds measure their performance against the Lehman Brothers Aggregate Bond Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Total Return Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	3

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Institutional Class	3.20%	5.93%	5.01%	6.62%	8.26%
PIMCO Total Return Fund Administrative Class	3.07%	5.67%	4.75%	6.35%	7.99%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	7.45%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2007, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,032.01	$1,030.74	$1,022.75	$1,021.50
Expenses Paid During Period†	$2.29	$3.55	$2.28	$3.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

4	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX

Allocation Breakdown*

U.S. Government Agencies	54.0%
Corporate Bonds & Notes	25.7%
Short-Term Instruments	6.8%
Foreign Currency-Denominated Issues	3.4%
Mortgage-Backed Securities	3.3%
Other	6.8%

*	% of Total Investments as of 09/30/2007

Portfolio Insights

»

The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

»	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

»	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

»

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

»	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

»	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

»	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Semiannual Report	September 30, 2007	5

PIMCO Total Return Fund II

Cumulative Returns Through September 30, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)**
PIMCO Total Return Fund II Institutional Class	2.39%	5.05%	4.22%	6.14%	6.87%
PIMCO Total Return Fund II Administrative Class	2.27%	4.79%	3.96%	5.87%	6.60%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	6.44%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,023.95	$1,022.70	$1,021.90	$1,020.65
Expenses Paid During Period†	$3.14	$4.40	$3.13	$4.39

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.62% for Institutional Class, 0.87% for Administrative Class), multiplied by the average value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	18.6%
Short-Term Instruments	13.1%
U.S. Treasury Obligations	8.1%
Asset-Backed Securities	5.3%
Other	3.6%

*	% of Total Investments as of 09/30/2007

Portfolio Insights

»

The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

»	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

»	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

»	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Semiannual Report	September 30, 2007	7

PIMCO Total Return Fund III

Cumulative Returns Through September 30, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)**
PIMCO Total Return Fund III Institutional Class	2.63%	5.25%	5.21%	6.45%	7.67%
PIMCO Total Return Fund III Administrative Class	2.50%	4.99%	4.95%	6.18%	7.40%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	6.88%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus as dated 07/31/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,026.27	$1,025.03	$1,021.90	$1,020.65
Expenses Paid During Period†	$3.14	$4.40	$3.13	$4.39

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.62% for Institutional Class, 0.87% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX

Allocation Breakdown*

U.S. Government Agencies	48.0%
Corporate Bonds & Notes	16.9%
Short-Term Instruments	15.1%
U.S. Treasury Obligations	8.5%
Mortgage-Backed Securities	4.3%
Other	7.2%

*	% of Total Investments as of 09/30/2007

Portfolio Insights

»

The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

»	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

»	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

»

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

»	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

»	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

»	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Semiannual Report	September 30, 2007	9

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
09/30/2007+	$10.43	$0.27	$0.06	$0.33	$(0.27)	$0.00
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)
Administrative Class
09/30/2007+	10.43	0.25	0.06	0.31	(0.25)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)

Total Return Fund II
Institutional Class
09/30/2007+	$9.91	$0.24	$(0.01)	$0.23	$(0.24)	$0.00
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)
Administrative Class
09/30/2007+	9.91	0.23	(0.01)	0.22	(0.23)	0.00
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)

Total Return Fund III
Institutional Class
09/30/2007+	$9.24	$0.22	$0.02	$0.24	$(0.23)	$0.00
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)	(0.33)
Administrative Class
09/30/2007+	9.24	0.21	0.02	0.23	(0.22)	0.00
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)	(0.33)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

10	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.27)	$10.49	3.20%	$65,498,037	0.45	%*	0.43	%*	5.18	%*	122%
0.00	(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82		257
(0.02)	(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09		325
0.00	(0.60)	10.57	2.07	47,998,758	0.43		0.43		2.41		470
0.00	(0.50)	10.94	6.20	43,723,208	0.43		0.43		2.70		273
0.00	(0.81)	10.79	11.77	41,178,760	0.43		0.43		4.16		234

0.00	(0.25)	10.49	3.07	22,420,055	0.70	*	0.68	*	4.94	*	122
0.00	(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57		257
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83		325
0.00	(0.57)	10.57	1.82	17,292,644	0.68		0.68		2.16		470
0.00	(0.47)	10.94	5.93	16,367,285	0.68		0.68		2.46		273
0.00	(0.78)	10.79	11.48	16,109,374	0.68		0.68		3.85		234

$0.00	$(0.24)	$9.90	2.39%	$2,083,913	0.62	%*	0.50	%*	4.92	%*	126%
(0.01)	(0.49)	9.91	6.10	2,062,540	0.50		0.50		4.86		237
0.00	(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10		354
0.00	(0.60)	10.02	0.99	2,278,849	0.50		0.50		2.37		330
0.00	(0.42)	10.52	5.71	2,335,828	0.50		0.50		2.40		262
0.00	(0.84)	10.36	11.23	2,186,008	0.50		0.50		3.73		222

0.00	(0.23)	9.90	2.27	85,669	0.87	*	0.75	*	4.68	*	126
(0.01)	(0.47)	9.91	5.84	84,133	0.75		0.75		4.60		237
0.00	(0.40)	9.82	2.01	102,406	0.75		0.75		3.84		354
0.00	(0.57)	10.02	0.75	115,674	0.75		0.75		2.11		330
0.00	(0.40)	10.52	5.45	114,148	0.75		0.75		2.16		262
0.00	(0.82)	10.36	10.96	133,732	0.75		0.75		3.48		222

$0.00	$(0.23)	$9.25	2.63%	$2,006,601	0.62	%*	0.50	%*	4.92	%*	203%
0.00	(0.44)	9.24	6.17	1,998,406	0.50		0.50		4.63		225
0.00	(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275
0.00	(0.51)	9.36	2.46	1,513,513	0.50		0.50		2.38		368
0.00	(0.50)	9.64	6.08	1,320,459	0.50		0.50		2.74		180
0.00	(0.76)	9.57	12.20	982,838	0.50		0.50		4.50		221

0.00	(0.22)	9.25	2.50	17,094	0.87	*	0.75	*	4.68	*	203
0.00	(0.42)	9.24	5.91	14,529	0.75		0.75		4.37		225
0.00	(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275
0.00	(0.49)	9.36	2.21	10,357	0.75		0.75		2.21		368
0.00	(0.47)	9.64	5.82	4,776	0.75		0.75		2.54		180
0.00	(0.73)	9.57	11.93	4,630	0.75		0.75		4.22		221

Semiannual Report	September 30, 2007	11

Statements of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)
	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$114,007,265	$3,022,210	$2,970,053
Cash	31,882	159	5,887
Foreign currency, at value	351,900	0	11,633
Receivable for investments sold	5,749,309	164,524	301,376
Receivable for investments sold on a delayed-delivery basis	268	0	0
Receivable for Fund shares sold	345,504	539	530
Interest and dividends receivable	698,464	13,692	12,303
Variation margin receivable	40,589	1,138	1,481
Swap premiums paid	253,888	300	3,417
Unrealized appreciation on foreign currency contracts	448,557	0	11,427
Unrealized appreciation on swap agreements	378,844	67	4,279
Other assets	2	0	0
	122,306,472	3,202,629	3,322,386
Liabilities:
Payable for the reverse repurchase agreements	$2,969,604	$457,176	$427,112
Payable for investments purchased	5,746,189	250,354	509,396
Payable for investments purchased on a delayed-delivery basis	587,027	157,958	195,383
Payable for short sales	4,318,822	139,025	138,131
Payable for Fund shares redeemed	291,348	11,284	5,263
Dividends payable	46,547	868	664
Written options outstanding	736,862	12,593	11,321
Accrued investment advisory fee	19,535	400	373
Accrued administration fee	16,659	399	373
Accrued distribution fee	6,067	14	4
Accrued servicing fee	3,449	0	0
Variation margin payable	92,024	2,605	2,185
Swap premium received	288,391	58	2,541
Unrealized depreciation on foreign currency contracts	133,834	0	4,154
Unrealized depreciation on swap agreements	141,165	313	1,791
Other liabilities	53	0	0
	15,397,576	1,033,047	1,298,691
Net Assets	$106,908,896	$2,169,582	$2,023,695
Net Assets Consist of:
Paid in capital	$107,101,060	$2,223,683	$2,034,645
(Overdistributed) net investment income	(183,638)	(941)	(2,666)
Accumulated undistributed net realized (loss)	(1,671,769)	(57,170)	(16,396)
Net unrealized appreciation	1,663,243	4,010	8,112
	$106,908,896	$2,169,582	$2,023,695
Net Assets:
Institutional Class	$65,498,037	$2,083,913	$2,006,601
Administrative Class	22,420,055	85,669	17,094
Other Classes	18,990,804	0	0
Shares Issued and Outstanding:
Institutional Class	6,241,152	210,548	216,832
Administrative Class	2,136,296	8,656	1,847
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.49	$9.90	$9.25
Administrative Class	10.49	9.90	9.25
Cost of Investments Owned	$113,694,746	$3,030,627	$2,979,418
Cost of Foreign Currency Held	$347,921	$0	$11,327
Proceeds Received on Short Sales	$4,278,569	$138,703	$138,157
Premiums Received on Written Options	$522,940	$8,571	$7,664

12	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest, net of foreign taxes*	$2,910,057	$58,606	$54,011
Dividends	15	301	609
Miscellaneous income	3,077	8	38
Total Income	2,913,149	58,915	54,658

Expenses:
Investment advisory fees	128,741	2,646	2,453
Administration fees	110,495	2,645	2,453
Distribution and/or servicing fees - Administrative Class	26,549	104	19
Distribution and/or servicing fees - Other Classes	37,332	0	0
Trustees’ fees	178	4	3
Interest expense	8,070	1,237	1,156
Miscellaneous expense	100	2	2
Total Expenses	311,465	6,638	6,086

Net Investment Income	2,601,684	52,277	48,572

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(383,419)	779	(2,187)
Net realized (loss) on futures contracts, written options and swaps	(471,916)	(12,625)	(2,676)
Net realized gain on foreign currency transactions	62,039	0	1,133
Net change in unrealized appreciation (depreciation) on investments	226,884	(1,896)	(5,494)
Net change in unrealized appreciation on futures contracts, written options and swaps	945,458	11,233	6,984
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	269,356	0	7,316
Net Gain (Loss)	648,402	(2,509)	5,076

Net Increase in Net Assets Resulting from Operations	$3,250,086	$49,768	$53,648

* Foreign tax withholding	$23	$0	$0

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$2,601,684	$4,528,735
Net realized (loss)	(793,296)	(423,667)
Net change in unrealized appreciation	1,441,698	1,780,254
Net increase resulting from operations	3,250,086	5,885,322

Distributions to Shareholders:
From net investment income
Institutional Class	(1,636,628)	(2,845,803)
Administrative Class	(526,242)	(893,506)
Other Classes	(434,373)	(800,205)
From net realized capital gains
Institutional Class	0	(218,548)
Administrative Class	0	(71,488)
Other Classes	0	(70,642)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0

Total Distributions	(2,597,243)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	7,970,862	15,837,703
Administrative Class	4,195,769	5,439,396
Other Classes	2,775,293	6,697,035
Issued as reinvestment of distributions
Institutional Class	1,486,720	2,760,662
Administrative Class	454,033	843,956
Other Classes	341,688	655,256
Cost of shares redeemed
Institutional Class	(7,270,107)	(12,852,561)
Administrative Class	(3,120,957)	(4,688,488)
Other Classes	(4,033,104)	(5,761,880)
Net increase (decrease) resulting from Fund share transactions	2,800,197	8,931,079

Fund Redemption Fee	617	1,037

Total Increase in Net Assets	3,453,657	9,917,246

Net Assets:
Beginning of period	103,455,239	93,537,993
End of period*	$106,908,896	$103,455,239

*Including (overdistributed) net investment income of:	$(183,638)	$(188,079)

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Total Return Fund II		Total Return Fund III
Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$52,277	$101,784	$48,572	$87,721
(11,846)	(15,746)	(3,730)	(213)
9,337	38,665	8,806	27,263
49,768	124,703	53,648	114,771

(50,596)	(96,147)	(48,826)	(88,501)
(1,974)	(4,512)	(365)	(719)
0	0	0	0

0	(2,302)	0	(1,925)
0	(118)	0	(17)
0	0	0	0

0	(2,262)	0	0
0	(112)	0	0

(52,570)	(105,453)	(49,191)	(91,162)

204,750	426,897	160,465	498,363
7,772	18,278	4,795	4,565
0	0	0	0

45,880	93,813	44,491	81,474
1,973	4,676	346	677
0	0	0	0

(226,541)	(506,421)	(201,148)	(458,637)
(8,124)	(42,197)	(2,647)	(7,258)
0	0	0	0
25,710	(4,954)	6,302	119,184

1	9	1	1

22,909	14,305	10,760	142,794

2,146,673	2,132,368	2,012,935	1,870,141
$2,169,582	$2,146,673	$2,023,695	$2,012,935

$(941)	$(648)	$(2,666)	$(2,047)

Semiannual Report	September 30, 2007	15

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$515,000	$515,059	0.5%

Other Bank Loan Obligations (i)		703,260	0.6%

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319	1.1%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos., Inc.
2.875% - 7.625% due 02/08/2008 - 08/10/2012	1,237,480	1,240,497	1.2%

Citigroup, Inc.
4.200% - 6.125% due 12/20/2007 - 08/25/2036	1,205,729	1,206,996	1.1%

General Electric Capital Corp.
3.250% - 8.310% due 01/15/2008 - 03/15/2032	1,924,359	1,917,167	1.8%

Goldman Sachs Group, Inc. (b)(o)
3.875% - 7.350% due 10/05/2007 - 10/01/2037	1,634,261	1,641,532	1.5%

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	478,200	473,015	0.4%

Merrill Lynch & Co., Inc.
4.250% - 6.750% due 06/16/2008 - 06/01/2028	1,221,910	1,238,407	1.2%

Morgan Stanley
3.625% - 6.750% due 11/09/2007 - 08/09/2026	1,411,687	1,407,703	1.3%

Other Banking & Finance (b)(i)(o)		13,599,356	12.8%

Total Banking & Finance		22,724,673	21.3%

INDUSTRIALS
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704	0.4%

Other Industrials (b)(i)(o)		4,553,639	4.2%

Total Industrials		4,961,343	4.6%

UTILITIES
Total Utilities (i)(o)		1,627,091	1.5%

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107	27.4%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $463,269) (i)(o)		481,460	0.4%

COMMODITY INDEX-LINKED NOTES
Total Commodity Index-Linked Notes (Cost $297,000) (i)		293,100	0.3%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	929,619	888,340	0.8%
5.000% due 10/01/2035	1,513,259	1,446,064	1.4%
5.000% due 02/01/2036	730,857	698,404	0.6%
5.000% due 03/01/2036	3,468,233	3,314,228	3.1%
5.000% due 05/01/2037	687,411	655,811	0.6%

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 04/01/2034	$572,637	$562,508	0.5%
5.500% due 04/01/2034 (g)	147,746	145,151	0.1%
5.500% due 05/01/2034	1,951,396	1,917,001	1.8%
5.500% due 09/01/2034	159,149	156,230	0.1%
5.500% due 09/01/2034 (j)	994,305	976,059	0.9%
5.500% due 11/01/2034	110,619	108,591	0.1%
5.500% due 11/01/2034 (j)	1,092,103	1,072,063	1.0%
5.500% due 12/01/2034	493,575	484,518	0.4%
5.500% due 01/01/2035	435,639	427,520	0.4%
5.500% due 01/01/2035 (j)	868,142	852,212	0.8%
5.500% due 02/01/2035	1,627,293	1,597,026	1.5%
5.500% due 02/01/2035 (g)	302,404	297,095	0.3%
5.500% due 02/01/2035 (j)	530,959	521,216	0.5%
5.500% due 03/01/2035	1,038,440	1,018,712	0.9%
5.500% due 04/01/2035	1,200,621	1,177,688	1.1%
5.500% due 05/01/2035	1,407,300	1,380,349	1.3%
5.500% due 06/01/2035	908,937	891,517	0.8%
5.500% due 07/01/2035	752,180	737,770	0.7%
5.500% due 08/01/2035	685,843	672,696	0.6%
5.500% due 09/01/2035	723,242	709,378	0.7%
5.500% due 10/01/2035	553,922	543,304	0.5%
5.500% due 01/01/2036	1,799,882	1,765,372	1.7%
5.500% due 03/01/2036	495,866	486,125	0.4%
5.500% due 04/01/2036	833,928	817,213	0.8%
5.500% due 11/01/2036	499,796	489,715	0.5%
5.500% due 12/01/2036	79,968	78,355	0.1%
5.500% due 12/01/2036 (j)	483,449	473,696	0.4%
5.500% due 02/01/2037	513,105	502,686	0.5%
5.500% due 03/01/2037	1,372,459	1,344,590	1.3%
5.500% due 04/01/2037	1,549,203	1,517,703	1.4%
5.500% due 05/01/2037	3,260,985	3,194,652	3.0%
5.500% due 06/01/2037	2,507,573	2,456,572	2.3%
5.500% due 07/01/2037	715,906	701,342	0.7%
5.500% due 10/01/2037	1,066,990	1,045,150	1.0%
6.000% due 10/01/2037	2,241,050	2,244,201	2.1%
0.000% - 1122.425% due 11/01/2007 - 01/25/2048 (a)(c)(g)	14,455,431	14,276,085	13.4%

Freddie Mac
5.500% due 09/01/2037	3,288,600	3,220,663	3.0%
3.000% - 1007.500% due 12/01/2007 - 02/25/2045 (a)	2,966,380	2,959,741	2.8%

Other U.S. Government Agencies (a)(i)		760,204	0.7%

Total U.S. Government Agencies (Cost $61,889,085)		61,585,516	57.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	509,102	512,563	0.5%
2.375% due 01/15/2027	659,151	667,391	0.6%
1.875% - 3.625% due 07/15/2012 - 04/15/2028	1,128,111	1,182,448	1.1%
Other U.S. Treasury Obligations (i)		49,734	0.1%

Total U.S. Treasury Obligations (Cost $2,381,766)		2,412,136	2.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,696,576) (a)(i)(o)		3,694,789	3.5%

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $2,420,118) (i)			$2,374,349	2.2%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $69,900) (i)			71,460	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,518,624	761,613	0.7%

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191	2.0%

Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865	0.1%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	224,286	0.2%

Other Foreign Currency-Denominated Issues (i)			672,289	0.6%

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244	3.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$386,400	386,554	0.4%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008		492,800	492,972	0.5%

Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700	0.4%

Other Certificates of Deposit (i)			1,439,983	1.3%

Total Certificates of Deposit			2,752,209	2.6%

COMMERCIAL PAPER
Freddie Mac
4.000% - 5.119% due 10/01/2007 - 11/19/2007		1,179,799	1,179,756	1.1%

General Electric Capital Corp.
5.150% - 5.240% due 10/22/2007 - 02/29/2008		76,100	75,338	0.1%

Svenska Handelsbanken AB
5.100% - 5.540% due 10/15/2007 - 12/19/2007		401,900	399,805	0.4%

Other Commercial Paper (i)			1,660,619	1.5%

Total Commercial Paper			3,315,518	3.1%

REPURCHASE AGREEMENTS
Fixed Income Clearing Corp.
4.400% due 10/01/2007		505,789	505,789	0.4%

(Dated 09/28/2007. Collateralized by Fannie Mae 0.000% - 5.150% due 11/21/2007 - 11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000% - 4.125% due 10/19/2007 - 12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500% - 8.750% due 11/15/2016 - 05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000% - 5.125% due 02/15/2014 - 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Securities LLC
3.800% due 10/01/2007	$100,000	$100,000	0.1%
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)
3.900% due 10/01/2007	100,000	100,000	0.1%

(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)
Total Repurchase Agreements		705,789	0.6%

U.S. TREASURY BILLS
U.S. Treasury Bills
3.520% - 4.620% due 11/29/2007 - 12/13/2007 (e)(f)(g)(k)	966,370	956,657	0.9%

Total U.S. Treasury Bills		956,657	0.9%

Total Short-Term Instruments (Cost $7,732,574)		7,730,173	7.2%

PURCHASED OPTIONS
(Cost $489,167) (m)		937,612	0.9%

Total Investments (Cost $113,694,746) (h)		$114,007,265	106.6%

Written Options (Premiums $522,940) (n)		(736,862)	(0.7%)

Other Assets and Liabilities (Net)		(6,361,507)	(5.9%)

Net Assets		$106,908,896	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(h)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2007.
(j)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

(k)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(l)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	(18)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	50,000	(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	50,000	757

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	$5,000	$460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	29,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	9,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	17,000	(51)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	10,500	9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(126)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	$15,000	$170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%		12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(54)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	23
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	26

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	$10,400	$25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	4
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	198
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	7,000	122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	172

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	$25,000	$134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	167
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	0

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	$8,600	$(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	87,500	5,440
Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	50,000	(165)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	15,000	106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	(27)

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	$9,800	$(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	85
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	10,000	(12)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	3,500	221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	10,000	701

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	$10,000	$246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%		12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%		12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	25,000	383
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	5,800	(7)

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	$10,000	$648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	12,800	898
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	33,280	(21)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	47,600	37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	36

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	$10,000	$135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	(1)

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	$25,000	$134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%		12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	(57)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%		03/20/2008	10,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	25,000	361
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	124

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	$40,000	$1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	334
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	59

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	$25,000	$1,295
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	25,200	403
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	5,100	316

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	$10,000	$73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	(58)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(6)

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	$9,700	$(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	47
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(114)

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	$9,600	$57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(157)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	10,000	(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	10,000	63

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	$10,000	$(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	612

							$55,255

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	40,448
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009		1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		188,200	4,851

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Summary Schedule of Investments Total Return Fund (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010	GBP	300,000	$824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009		500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		375,200	(2,506)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		287,970	17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027		937,000	26,268

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	$160,000	$(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,568

						$182,424

(m)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$4,753,400	$18,342	$41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(n)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,092
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$2,000,000	$21,580	$32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	384,000	1,788	2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Summary Schedule of Investments Total Return Fund (Cont.)

(o)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%

				$36,264	$40,409	0.04%

(p)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3) Market value includes $54,867 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	190,838	10/2007	$3,237	$0	$3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128
Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  Total Return Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 25.9%

BANKING & FINANCE 20.9%
American Express Bank FSB
5.556% due 10/20/2009	$4,600	$4,577
6.000% due 09/13/2017	4,000	3,987

American Express Centurion Bank
5.819% due 05/07/2008	4,100	4,094
6.000% due 09/13/2017	4,000	3,987

American Express Credit Corp.
5.880% due 11/09/2009	6,600	6,568

American International Group, Inc.
5.050% due 10/01/2015	1,000	956
5.802% due 06/16/2009	4,800	4,833

Bank of America Corp.
5.370% due 11/06/2009	2,700	2,690

Bank of America N.A.
5.505% due 02/27/2009	4,900	4,888
6.000% due 10/15/2036	1,300	1,280

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	14,800	14,445
5.660% due 01/30/2009	4,900	4,856
5.760% due 07/19/2010	5,900	5,800

Citigroup Funding, Inc.
5.136% due 04/23/2009	8,600	8,592
5.200% due 06/26/2009	3,000	2,997
5.714% due 12/08/2008	6,800	6,803

Citigroup, Inc.
5.228% due 12/28/2009	4,800	4,784
5.240% due 12/26/2008	9,800	9,797
5.500% due 08/27/2012	4,300	4,352
6.000% due 08/15/2017	7,900	8,098

Credit Suisse First Boston
5.758% due 08/15/2010	13,987	13,919

General Electric Capital Corp.
5.390% due 10/26/2009	17,000	16,920
5.430% due 01/20/2010	9,000	8,961
5.460% due 10/21/2010	1,500	1,484

Goldman Sachs Group LP
6.080% due 01/20/2009	5,000	5,025

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	100	100
5.300% due 12/22/2008	5,000	4,986
5.610% due 11/16/2009	11,400	11,380
5.625% due 01/15/2017	5,800	5,637
6.250% due 09/01/2017	6,300	6,450

HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	69,813

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp.
5.420% due 10/21/2009	$3,000	$2,984
5.784% due 03/12/2010	9,100	9,036
5.810% due 11/16/2009	8,400	8,449

JPMorgan Chase & Co.
5.179% due 06/26/2009	3,300	3,299
5.400% due 05/07/2010	5,800	5,782

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,300	4,350

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	800	750

KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,157

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	800	791
5.450% due 01/23/2009	6,100	6,014
5.630% due 11/16/2009	14,700	14,351
5.645% due 05/25/2010	1,700	1,658

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	3,700	3,689
5.400% due 10/23/2008	5,000	4,987
5.665% due 08/14/2009	8,100	8,048
5.701% due 12/04/2009	4,800	4,765
6.400% due 08/28/2017	4,400	4,548

MetLife, Inc.
6.400% due 12/15/2036	1,500	1,431

Metropolitan Life Global Funding I
5.560% due 05/17/2010	7,500	7,443

Morgan Stanley
5.189% due 11/21/2008	3,300	3,285
5.410% due 05/07/2009	7,400	7,344
5.450% due 01/15/2010	10,900	10,767

SLM Corp.
5.500% due 07/27/2009	2,900	2,789

State Street Capital Trust IV
6.694% due 06/15/2037	600	545

UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,410

USB Capital IX
6.189% due 04/15/2049	700	701

Wachovia Corp.
5.410% due 10/28/2008	6,100	6,098
5.490% due 10/15/2011	13,600	13,456
5.625% due 10/15/2016	1,300	1,286

Wells Fargo & Co.
4.625% due 08/09/2010	25,000	24,754

ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,529

		452,555

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 3.8%
Comcast Corp.
5.875% due 02/15/2018	$1,100	$1,084
6.450% due 03/15/2037	1,100	1,089

Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,621

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	9,800	9,739
6.133% due 03/13/2009	7,000	6,974

El Paso Corp.
6.750% due 05/15/2009	16,700	16,869

General Electric Co.
5.764% due 12/09/2008	5,500	5,511

General Mills, Inc.
5.490% due 01/22/2010	3,500	3,491

International Business Machines Corp.
5.700% due 09/14/2017	30,100	30,315

Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,110

United Airlines, Inc.
6.071% due 03/01/2013	242	243
9.190% due 12/24/2013 (a)	6,620	3,641

		82,687

UTILITIES 1.2%
AT&T, Inc.
5.460% due 02/05/2010	2,300	2,293

BellSouth Corp.
4.240% due 04/26/2021	3,300	3,281

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,929

Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,209

TXU Energy Co. LLC
6.194% due 09/16/2008	7,700	7,714

Verizon Communications, Inc.
5.410% due 04/03/2009	9,100	9,110

		26,536

Total Corporate Bonds & Notes (Cost $560,908)		561,778

MUNICIPAL BONDS 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$960	$914

Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	160	189

Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,024

New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	982

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,185

Total Municipal Bonds (Cost $8,021)		8,309

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	6,000	5,921

Total Commodity Index-Linked Notes (Cost $6,000)		5,921

U.S. GOVERNMENT AGENCIES 71.4%
Fannie Mae
4.500% due 06/25/2043	5,099	5,065
4.632% due 10/01/2035	6,450	6,444
4.673% due 05/25/2035	1,000	994
4.817% due 09/01/2034	991	985
4.877% due 01/01/2035	2,408	2,388
5.000% due 12/01/2016 - 10/01/2037	309,611	301,452
5.000% due 01/01/2018 - 03/01/2037 (f)	89,031	85,830
5.191% due 12/25/2036	2,390	2,368
5.500% due 11/01/2013 - 10/01/2037	350,997	344,386
5.500% due 01/01/2033 - 03/01/2036 (f)	312,036	306,259
6.000% due 05/01/2017 - 10/01/2037	226,179	226,590
6.000% due 06/01/2017 - 12/01/2036 (f)	51,592	51,731
6.205% due 07/01/2044	937	945
6.405% due 09/01/2040	3,537	3,551
6.500% due 07/01/2013 - 06/25/2044	51,599	52,572
6.807% due 02/01/2023	99	100
6.960% due 07/01/2020	101	101

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 04/01/2011 - 09/25/2020	$54	$56
7.200% due 12/01/2023	61	62
7.243% due 04/01/2024	51	52
7.246% due 01/01/2024	37	38
7.250% due 03/01/2024	2	2
7.500% due 04/01/2008	1	1
8.000% due 04/01/2015 - 10/01/2030	12	13
8.500% due 04/01/2017	2	2
9.000% due 06/01/2010 - 06/25/2018	14	15
9.250% due 07/25/2019	182	200
9.500% due 09/01/2009	1	1
10.000% due 11/01/2021	5	6
11.000% due 09/01/2010	9	9
13.750% due 11/01/2011 - 10/01/2012	2	3

Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	5,170	5,074
5.500% due 01/01/2018 - 09/01/2037	6,793	6,654
5.500% due 08/01/2037 (f)	17,000	16,649
5.902% due 07/15/2019 - 10/15/2020	72,992	72,774
5.982% due 02/15/2019	25,222	25,157
6.000% due 02/01/2016 - 11/01/2032	5,409	5,489
6.000% due 09/01/2037 (f)	10,000	10,013
6.205% due 02/25/2045	624	628
6.361% due 02/01/2023	46	47
6.500% due 12/01/2010	19	20
7.000% due 07/15/2022	1,439	1,437
7.294% due 12/01/2022	335	341
7.420% due 07/01/2030	80	82
7.500% due 01/15/2023 - 01/01/2026	3,429	3,500
8.000% due 11/01/2025 - 06/15/2030	1,624	1,666
9.000% due 12/15/2020	79	83
9.250% due 11/15/2019	2	2
9.500% due 02/01/2011 - 02/01/2018	12	12
10.000% due 06/01/2011 - 03/01/2021	11	12

Ginnie Mae
5.500% due 07/20/2030	87	88
5.750% due 09/20/2024 - 08/20/2027	1,508	1,525
6.000% due 01/15/2024 - 08/15/2037	2,154	2,169
6.125% due 12/20/2029	910	919
6.375% due 06/20/2023 - 06/20/2027	2,208	2,231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 09/15/2014 - 09/15/2025	$25	$26
8.000% due 07/15/2010 - 08/15/2024	79	84
9.000% due 09/15/2008 -11/15/2017	30	33
9.500% due 01/20/2019 - 12/15/2021	13	14

Small Business Administration
7.449% due 08/01/2010	399	406
7.970% due 01/25/2025	116	116

Total U.S. Government Agencies (Cost $1,567,203)		1,549,472

U.S. TREASURY OBLIGATIONS 11.4%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	21,631	21,293
2.000% due 01/15/2014	2,367	2,334
2.000% due 07/15/2014	39,063	38,548
2.000% due 01/15/2016	8,186	8,004
2.000% due 01/15/2026	3,358	3,208
2.375% due 04/15/2011	5,030	5,065
2.375% due 01/15/2025	2,984	3,011
2.375% due 01/15/2027	28,095	28,446
2.625% due 07/15/2017	7,035	7,254
3.000% due 07/15/2012	36,030	37,510
3.375% due 04/15/2032	2,346	2,866
3.500% due 01/15/2011	84,738	88,459
3.625% due 04/15/2028	258	314

Total U.S. Treasury Obligations (Cost $245,695)		246,312

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,695	2,664

Banc of America Funding Corp.
4.112% due 05/25/2035	4,249	4,172

Bear Stearns Adjustable Rate Mortgage Trust
5.035% due 04/25/2033	1,821	1,812

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	6,286	6,299
5.507% due 09/25/2035	880	879

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	1,819	1,815

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,305	1,284

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	3,522	3,408

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$1,580	$1,571

CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032	130	130

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	3,846	3,841

DLJ Acceptance Trust
11.000% due 08/01/2019	15	16

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	4,266	4,239
5.211% due 01/25/2047	4,171	4,076

GSR Mortgage Loan Trust
5.251% due 11/25/2035	4,430	4,240

Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	43	47

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	2,779	2,776

Indymac ARM Trust
6.605% due 01/25/2032	47	47

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,109	1,108

Morgan Stanley Capital I
5.812% due 10/15/2020	1,945	1,937

Nationslink Funding Corp.
6.170% due 11/10/2030	143	143

Prime Mortgage Trust
5.531% due 02/25/2019	256	256
5.531% due 02/25/2034	1,260	1,245

Structured Asset Mortgage Investments, Inc.
5.832% due 09/19/2032	791	790

Structured Asset Securities Corp.
6.063% due 02/25/2032	113	113
7.188% due 01/25/2032	87	86

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	3,647	3,604

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	3,203	3,191

Washington Mutual, Inc.
5.421% due 10/25/2045	1,176	1,150
6.183% due 11/25/2042	692	694

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,937	5,869

Total Mortgage-Backed Securities (Cost $63,866)		63,502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 7.3%
ACE Securities Corp.
5.181% due 12/25/2036	$2,388	$2,371

American Express Credit Account Master Trust
5.862% due 09/15/2010	21,500	21,510
6.252% due 02/15/2012	4,270	4,260

Amortizing Residential Collateral Trust
5.401% due 06/25/2032	953	953

Argent Securities, Inc.
5.201% due 04/25/2036	535	534

Asset-Backed Funding Certificates
5.191% due 11/25/2036	3,570	3,550

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	2,123	2,112

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	7,700	7,611
5.221% due 06/25/2047	2,511	2,494
5.581% due 03/25/2043	1,195	1,186

Chase Credit Card Master Trust
5.862% due 02/15/2011	6,600	6,597

Chase Issuance Trust
5.742% due 07/15/2011	7,200	7,180

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	4,446	4,411

EMC Mortgage Loan Trust
5.501% due 05/25/2040	2,617	2,594

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	7,543	7,500
5.181% due 11/25/2036	5,431	5,353

Fremont Home Loan Trust
5.191% due 01/25/2037	2,799	2,769

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	2,130	2,111

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	5,560	5,534

Lehman XS Trust
5.201% due 05/25/2046	1,316	1,313

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	114	111

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	16,465	16,392
5.852% due 12/15/2011	12,280	12,259

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	2,644	2,636

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley ABS Capital I
5.171% due 10/25/2036	$1,696	$1,685

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	3,016	2,993

Option One Mortgage Loan Trust
5.171% due 02/25/2037	6,334	6,309
5.181% due 01/25/2037	3,868	3,849

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	5,567	5,524

SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,528

Soundview Home Equity Loan Trust
5.161% due 07/25/2036	186	185
5.191% due 06/25/2036	1,504	1,503

Structured Asset Securities Corp.
5.421% due 01/25/2033	237	229

Total Asset-Backed Securities (Cost $159,675)		159,146

	SHARES
PREFERRED STOCKS 0.8%
DG Funding Trust
7.448% due 12/31/2049	1,568	16,846

Total Preferred Stocks (Cost $16,522)		16,846

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.2%

COMMERCIAL PAPER 12.4%
Fannie Mae
5.123% due 10/24/2007	$500	498
5.135% due 10/10/2007	7,200	7,191
5.135% due 10/12/2007	4,700	4,693
5.140% due 10/10/2007	900	899
5.145% due 11/07/2007	2,600	2,586
5.150% due 10/17/2007	5,600	5,587
5.150% due 11/07/2007	100	100

Freddie Mac
4.000% due 10/01/2007	199,600	199,600
4.610% due 10/26/2007	7,400	7,376
4.620% due 10/19/2007	7,000	6,984
4.745% due 10/24/2007	15,000	14,956
5.125% due 10/22/2007	15,900	15,852
5.132% due 10/09/2007	1,900	1,898
5.140% due 10/19/2007	100	100

		268,320

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$13,056	$13,056

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $13,320. Repurchase proceeds are $13,061.)

UBS Securities LLC
3.800% due 10/01/2007	50,000	50,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $50,990. Repurchase proceeds are $50,016.)
3.900% due 10/01/2007	50,000	50,000

(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2017 valued at $50,946. Repurchase proceeds are $50,016.)
		113,056

U.S. TREASURY BILLS 0.6%
3.841% due 11/29/2007 - 12/13/2007 (b)(d)(g)	13,820	13,674

Total Short-Term Instruments (Cost $395,086)		395,050

PURCHASED OPTIONS (i) 0.7%
(Cost $7,651)		15,874

Total Investments (e) 139.3% (Cost $3,030,627)		$3,022,210

Written Options (j) (0.6%) (Premiums $8,571)		(12,593)

Other Assets and Liabilities (Net) (38.7%)		(840,035)

Net Assets 100.0%		$2,169,582

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $14,395 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $455,939 at a weighted average interest rate of 5.43%. On September 30, 2007, securities valued at $470,482 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $12,437 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	2,841	$5,696
90-Day Eurodollar June Futures	Long	06/2008	4,912	5,014
90-Day Eurodollar June Futures	Long	06/2009	9	18
90-Day Eurodollar March Futures	Long	03/2009	641	227
90-Day Eurodollar September Futures	Long	09/2008	2,507	5,250

				$16,205

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	$8,300	$(78)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	2,000	(15)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	800	14
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,700	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	2,000	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	500	8
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,900	27

						$(72)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Total Return Fund II  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$2,100	$(7)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	5,900	(21)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,000	(4)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,700	(28)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	5,700	(38)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	9,000	(20)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	6,300	(20)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	5,000	(23)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,500	(13)

						$(174)

(i)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$176,000	$849	$1,554
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	64,000	184	235
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	64,000	480	861
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	176,500	938	1,393
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	211,000	747	1,863
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	72,000	290	431
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	155,000	769	1,576
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	184,400	1,071	1,456
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	64,900	258	573
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	252,700	864	2,235
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	325,000	1,201	3,697

							$7,651	$15,874

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	579	$244	$208
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	1,400	599	525
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	161	110	66
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	245	67	54

				$1,020	$853

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$76,400	$856	$1,231
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	14,000	174	160
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	28,000	482	784
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	76,000	898	982
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	91,600	759	1,476
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	31,000	285	288
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	67,000	804	1,100
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	37,500	499	484
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	43,000	529	603
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	28,600	259	461
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	85,000	860	1,586
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	108,300	1,146	2,585

							$7,551	$11,740

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	10/01/2022	$17,000	$16,671	$16,663
Fannie Mae	5.500%	10/01/2037	36,000	35,516	35,263
Fannie Mae	6.500%	10/01/2037	41,000	41,720	41,750
U.S. Treasury Notes	4.500%	05/15/2017	37,500	37,584	38,046
U.S. Treasury Notes	4.625%	02/15/2017	7,200	7,212	7,303

				$138,703	$139,025

(2) Market value includes $813 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Total Return Fund III

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$10,000	$10,001

Idearc, Inc.
7.200% due 11/17/2014	8,557	8,440

Sensata Technologies, Inc.
7.090% due 04/27/2013	8	7
7.110% due 04/27/2013	2,992	2,886

SLM Corp.
6.000% due 06/30/2008	4,200	4,186

Total Bank Loan Obligations (Cost $25,242)		25,520

CORPORATE BONDS & NOTES 24.9%

BANKING & FINANCE 20.6%
American Express Bank FSB
5.556% due 10/20/2009	4,000	3,980
6.000% due 09/13/2017	4,000	3,987

American Express Centurion Bank
5.819% due 05/07/2008	3,600	3,594
6.000% due 09/13/2017	4,000	3,987

American Express Credit Corp.
5.880% due 11/09/2009	5,700	5,672

American International Group, Inc.
5.050% due 10/01/2015	400	382
5.802% due 06/16/2009	5,800	5,839

ANZ National International Ltd.
5.396% due 08/07/2009	4,400	4,386

Bank of America Corp.
5.608% due 06/19/2009	18,300	18,237

Bank of America N.A.
5.505% due 02/27/2009	800	798

Bank of Ireland
5.608% due 12/19/2008	4,700	4,698

Barclays Bank PLC
5.450% due 09/12/2012	20,400	20,542

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	6,900	6,735
5.630% due 07/16/2009	12,600	12,499
5.660% due 01/30/2009	4,300	4,262

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	2,405

Calabash Re II Ltd.
14.094% due 01/08/2010	4,800	4,965

CIT Group, Inc.
5.748% due 12/19/2008	2,600	2,518

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Funding, Inc.
5.136% due 04/23/2009	$700	$699
5.200% due 06/26/2009	2,700	2,697

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	3,900	3,904

Citigroup, Inc.
5.228% due 12/28/2009	400	399
5.240% due 12/26/2008	8,700	8,697
5.400% due 01/30/2009	3,100	3,099
5.500% due 08/27/2012	4,400	4,454
6.125% due 08/25/2036	9,800	9,734

Deutsche Bank AG
6.000% due 09/01/2017	7,200	7,307

DnB NORBank ASA
5.430% due 10/13/2009	3,300	3,302

Export-Import Bank of China
4.875% due 07/21/2015	500	480

Ford Motor Credit Co.
7.250% due 10/25/2011	500	469
7.375% due 10/28/2009	2,700	2,649

General Electric Capital Corp.
5.400% due 01/05/2009	10,500	10,473
5.420% due 10/06/2010	5,000	4,943
5.430% due 01/20/2010	13,200	13,143
5.460% due 10/21/2010	900	891
5.628% due 08/15/2011	7,600	7,510

GMAC LLC
6.000% due 12/15/2011	600	554

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	300	299
5.300% due 12/22/2008	10,410	10,381
5.610% due 11/16/2009	5,000	4,991
5.690% due 07/23/2009	7,900	7,904
6.250% due 09/01/2017	6,800	6,962

HBOS PLC
5.920% due 09/29/2049	700	634

HBOS Treasury Services PLC
5.400% due 07/17/2009	6,500	6,488

HSBC Bank USA N.A.
5.864% due 06/10/2009	4,500	4,480

HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,317

HSBC Finance Corp.
5.420% due 10/21/2009	2,600	2,586
5.810% due 11/16/2009	7,770	7,815

HSBC Holdings PLC
6.500% due 05/02/2036	3,800	3,852

ICICI Bank Ltd.
5.900% due 01/12/2010	5,800	5,753

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.179% due 06/26/2009	$2,900	$2,899

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	5,766

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	700	656

KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,303

Lehman Brothers Holdings, Inc.
5.450% due 04/03/2009	2,300	2,265
5.580% due 07/18/2011	3,000	2,875
5.600% due 08/21/2009	3,950	3,857
5.630% due 11/10/2009	2,500	2,441
5.630% due 11/16/2009	11,000	10,739
5.645% due 05/25/2010	100	98

Longpoint Re Ltd.
10.944% due 05/08/2010	1,700	1,743

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	6,300	6,280
5.400% due 10/23/2008	4,400	4,388
5.665% due 08/14/2009	3,800	3,776
5.701% due 12/04/2009	4,300	4,269
6.050% due 08/15/2012	1,100	1,129
6.400% due 08/28/2017	4,000	4,135

Morgan Stanley
4.750% due 04/01/2014	110	103
5.189% due 11/21/2008	2,900	2,886
5.450% due 01/15/2010	10,100	9,977
6.250% due 08/28/2017	1,300	1,330

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	571

Mystic Re Ltd.
15.541% due 06/07/2011	1,500	1,559

Nordea Bank Sweden AB
8.950% due 11/29/2049	500	535

Petroleum Export Ltd.
5.265% due 06/15/2011	479	478

Phoenix Quake Ltd.
7.810% due 07/03/2008	600	603

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	300	289

Prudential Holdings LLC
8.695% due 12/18/2023	265	326

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	700	724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resona Bank Ltd.
5.850% due 09/29/2049	$800	$754

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	2,900	2,898
7.648% due 08/29/2049	3,800	3,987

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	18,800	18,789

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,580

State Street Capital Trust IV
6.694% due 06/15/2037	600	545

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,406

TNK-BP Finance S.A.
6.125% due 03/20/2012	700	672

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	18,400	18,413

USB Capital IX
6.189% due 04/15/2049	600	601

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	3,500	3,469

Wachovia Bank N.A.
5.190% due 06/27/2008	3,900	3,898

Wachovia Corp.
5.490% due 10/15/2011	14,600	14,445

Westpac Banking Corp.
5.758% due 06/06/2008	2,300	2,298

World Financial Properties
6.950% due 09/01/2013	160	166

		415,875

INDUSTRIALS 3.6%
CODELCO, Inc.
6.150% due 10/24/2036	400	391

Comcast Corp.
5.875% due 02/15/2018	1,000	986
6.450% due 03/15/2037	1,000	991

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	3,900	3,869
6.053% due 03/13/2009	1,900	1,888

El Paso Corp.
9.625% due 05/15/2012	1,000	1,111

Gaz Capital for Gazprom
6.212% due 11/22/2016	700	696

General Mills, Inc.
5.490% due 01/22/2010	3,200	3,192

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$700	$711

International Business Machines Corp.
5.700% due 09/14/2017	28,100	28,300

Peabody Energy Corp.
7.375% due 11/01/2016	1,500	1,590

Pemex Project Funding Master Trust
5.750% due 12/15/2015	1,400	1,408
7.375% due 12/15/2014	500	552
9.125% due 10/13/2010	65	72

Rohm & Haas Co.
6.000% due 09/15/2017	2,000	2,010

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	3,200	3,502

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,592

Time Warner, Inc.
5.730% due 11/13/2009	3,400	3,362

Transocean, Inc.
5.869% due 09/05/2008	3,900	3,894

United Airlines, Inc.
6.071% due 03/01/2013	138	138

Vale Overseas Ltd.
6.250% due 01/23/2017	700	711
6.875% due 11/21/2036	700	725

Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,646

		73,337

UTILITIES 0.7%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	150	161

Enel Finance International S.A.
6.800% due 09/15/2037	10,200	10,420

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,208

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,465

Sprint Capital Corp.
6.125% due 11/15/2008	800	806

		14,060

Total Corporate Bonds & Notes (Cost $504,579)		503,272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS 0.1%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	$300	$301

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,190

Total Municipal Bonds (Cost $2,431)		2,491

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
5.445% due 07/07/2008	5,000	4,934

Total Commodity Index-Linked Notes (Cost $5,000)		4,934

U.S. GOVERNMENT AGENCIES 70.5%
Fannie Mae
4.182% due 03/01/2033	153	155
4.500% due 09/01/2034	148	138
4.533% due 07/01/2035	7,515	7,506
4.673% due 05/25/2035	800	796
4.674% due 08/01/2035	7,427	7,428
4.817% due 09/01/2034	776	771
4.836% due 08/01/2035	3,270	3,272
4.863% due 01/01/2035	1,283	1,272
5.000% due 10/01/2017 - 11/01/2037	215,625	207,968
5.000% due 04/01/2021 - 2/1/2037 (e)	46,562	44,757
5.056% due 07/01/2034	59	60
5.191% due 07/25/2037	5,805	5,738
5.500% due 05/01/2013 - 10/01/2037	339,346	333,148
5.500% due 11/01/2032 - 09/01/2037 (e)	370,322	363,306
5.870% due 02/01/2031	6	6
6.000% due 10/01/2016 - 11/01/2036 (e)	13,212	13,236
6.000% due 10/01/2016 - 10/01/2037	229,280	229,644
6.205% due 07/01/2044	799	806
6.500% due 01/01/2011 - 06/25/2044	36,682	37,373
7.000% due 03/01/2013 - 10/01/2031	56	58
7.500% due 05/01/2011 - 02/01/2027	227	238
8.250% due 07/01/2017	1	1
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	4	5

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Housing Administration
7.430% due 01/25/2023	$671	$678

Freddie Mac
5.000% due 12/01/2017 - 09/01/2035	3,231	3,143
5.500% due 06/01/2019 - 11/01/2032	725	717
5.500% due 09/01/2037 (e)	15,000	14,690
5.719% due 08/15/2032	907	903
5.902% due 07/15/2019 - 10/15/2020	66,330	66,133
5.982% due 02/15/2019	23,379	23,319
6.000% due 02/01/2016 - 09/01/2037	4,623	4,636
6.000% due 09/01/2037 (e)	4,029	4,034
6.205% due 02/25/2045	508	511
6.500% due 05/01/2016 - 05/15/2032	33,199	34,442
7.000% due 11/01/2011 - 07/01/2029	2,293	2,378
7.018% due 04/01/2033	15	15
7.294% due 12/01/2022	54	55
7.420% due 07/01/2030	23	24
7.500% due 07/01/2011 - 09/01/2025	44	46
8.000% due 01/01/2012	8	8

Ginnie Mae
5.750% due 09/20/2023 - 02/20/2032	1,912	1,924
6.000% due 01/15/2029 - 06/15/2037	2,508	2,525
6.125% due 10/20/2024 - 12/20/2026	362	365
6.352% due 02/16/2030	144	146
6.375% due 06/20/2022 - 01/20/2026	754	762
6.500% due 05/15/2032 - 06/15/2032	55	56
7.000% due 12/15/2011 - 02/20/2032	60	63
10.250% due 02/15/2017	470	516

Small Business Administration
5.130% due 09/01/2023	785	785
5.520% due 06/01/2024	5,421	5,496
7.449% due 08/01/2010	162	165

Total U.S. Government Agencies (Cost $1,439,830)		1,426,218

U.S. TREASURY OBLIGATIONS 12.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	52,266	50,547
1.875% due 07/15/2013	20,159	19,844
2.000% due 01/15/2014	2,142	2,112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.000% due 07/15/2014	$36,415	$35,934
2.000% due 01/15/2026	3,044	2,908
2.375% due 04/15/2011	4,716	4,748
2.375% due 01/15/2025	5,194	5,241
2.375% due 01/15/2027	39,664	40,160
2.625% due 07/15/2017	6,633	6,839
3.500% due 01/15/2011	79,121	82,595
3.625% due 04/15/2028	2,060	2,511

Total U.S. Treasury Obligations (Cost $252,877)		253,439

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,120	2,096

Banc of America Funding Corp.
4.112% due 05/25/2035	2,881	2,829

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	300	303

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	2,117	2,140
5.302% due 02/25/2033	299	304
5.605% due 02/25/2033	233	232

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	3,935	3,943
5.507% due 09/25/2035	1,819	1,817

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	6,500	6,475

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	4,251	4,234
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	2,358	2,348

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	1,356	1,353

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,060	1,043

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	3,712	3,735

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	2,993	2,896

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	6,702	6,636
4.796% due 11/25/2034	3,671	3,630
5.250% due 02/20/2036	1,279	1,272

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	4,101	4,095

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$3,703	$3,679
5.211% due 01/25/2047	3,808	3,721

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	3,164	3,142

GSR Mortgage Loan Trust
5.251% due 11/25/2035	4,164	3,985

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	3,097	3,081
5.592% due 01/19/2038	5,480	5,455

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	2,400	2,398

Indymac ARM Trust
6.605% due 01/25/2032	23	23

Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	4,916	4,971
5.221% due 11/25/2046	2,215	2,203

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	841	841

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	3,500	3,455

Mellon Residential Funding Corp.
5.851% due 06/15/2030	3,454	3,408

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	1,895	1,880

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	695	690

Morgan Stanley Capital I
5.812% due 10/15/2020	1,820	1,812

Prime Mortgage Trust
5.531% due 02/25/2019	146	146
5.531% due 02/25/2034	651	643

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	5,214	5,194
5.752% due 07/19/2035	3,886	3,820

Structured Asset Securities Corp.
5.322% due 10/25/2035	3,446	3,415
6.063% due 02/25/2032	53	53

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	3,242	3,203

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,985	2,974

Washington Mutual, Inc.
5.421% due 10/25/2045	933	912
6.183% due 11/25/2042	601	603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$4,865	$4,810

Total Mortgage-Backed Securities (Cost $126,918)		126,784

ASSET-BACKED SECURITIES 5.9%

Asset-Backed Funding Certificates
5.191% due 11/25/2036	2,380	2,367
5.191% due 01/25/2037	2,566	2,552

Asset-Backed Securities Corp. Home Equity
5.406% due 09/25/2034	778	761

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	7,000	6,919
5.581% due 03/25/2043	517	513

Carrington Mortgage Loan Trust
5.381% due 06/25/2035	3,366	3,347
5.825% due 10/25/2035	1,932	1,901

Citibank Credit Card Issuance Trust
6.875% due 11/16/2009	240	241

Countrywide Asset-Backed Certificates
5.181% due 07/25/2037	10,899	10,830
5.391% due 05/25/2036	9,709	9,538
5.611% due 12/25/2031	424	418

Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	12,773	12,699

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	4,742	4,674

Fremont Home Loan Trust
5.191% due 01/25/2037	2,496	2,470

GSAMP Trust
5.201% due 12/25/2036	3,640	3,599

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	3,954	3,861

HSBC Asset Loan Obligation
5.191% due 12/25/2036	7,542	7,524

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	1,894	1,876

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	4,925	4,901
5.181% due 08/25/2036	1,516	1,505

Lehman XS Trust
5.201% due 05/25/2046	1,165	1,163

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	104	102

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Master Credit Card Trust
5.900% due 08/15/2011		$300	$305
7.800% due 10/15/2012		200	215

Morgan Stanley ABS Capital I
5.161% due 06/25/2036		2,507	2,498
5.171% due 10/25/2036		1,445	1,435
5.181% due 11/25/2036		6,315	6,266

Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		337	333

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		2,128	2,119

Option One Mortgage Loan Trust
5.181% due 01/25/2037		4,728	4,705

Residential Asset Securities Corp.
5.201% due 11/25/2036		3,404	3,378

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036		5,145	5,105

Structured Asset Securities Corp.
5.181% due 10/25/2036		3,904	3,865

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		2,274	2,260
5.251% due 12/25/2035		2,575	2,559

Total Asset-Backed Securities (Cost $119,696)			118,804

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		200	204

China Development Bank
5.000% due 10/15/2015		600	580

Total Sovereign Issues (Cost $793)			784

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,094

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	14,179

HBOS PLC
4.875% due 03/29/2049		7,480	10,027

KBC Bank Funding Trust I
6.875% due 06/29/2049		3,000	4,384

Total Foreign Currency-Denominated Issues (Cost $27,923)			29,684

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Centaur Funding Corp.
9.080% due 04/21/2020	125	$139

DG Funding Trust
7.448% due 12/31/2049	1,065	11,442

Northern Rock PLC
8.000% due 12/31/2049	260,000	2,925

Total Preferred Stocks (Cost $17,965)		14,506

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.2%

CERTIFICATES OF DEPOSIT 2.9%
Bank of Ireland
5.400% due 01/15/2010	$11,100	11,115

Barclays Bank PLC
5.281% due 03/17/2008	9,800	9,803

Calyon Financial, Inc.
5.340% due 01/16/2009	7,900	7,903

Fortis Bank NY
5.148% due 09/30/2008	4,500	4,502
5.265% due 04/28/2008	2,100	2,101
5.265% due 06/30/2008	3,100	3,101

Nordea Bank Finland PLC
5.308% due 05/28/2008	2,900	2,900
5.308% due 04/09/2009	8,100	8,089

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	2,000	1,998

Societe Generale NY
5.271% due 06/30/2008	3,000	3,001

Unicredito Italiano NY
5.506% due 05/29/2008	4,100	4,097

		58,610

COMMERCIAL PAPER 18.6%
Bank of America Corp.
5.230% due 11/20/2007	18,500	18,365
5.250% due 10/05/2007	22,100	22,087

Danske Corp.
5.040% due 10/04/2007	55,700	55,677

Freddie Mac
4.000% due 10/01/2007	73,200	73,200

Rabobank USA Financial Corp.
4.990% due 10/01/2007	55,800	55,800

Swedbank AB
5.540% due 10/17/2007	55,800	55,663

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.500% due 10/15/2007	$38,400	$38,318

Westpac Banking Corp.
5.225% due 11/13/2007	56,500	56,147

		375,257

U.S. TREASURY BILLS 0.7%
3.839% due 11/29/2007 - 12/13/2007 (a)(c)(f)	15,120	14,963

Total Short-Term Instruments (Cost $448,849)		448,830

VALUE (000S)
PURCHASED OPTIONS (h) 0.7%
(Cost $7,315)	$14,787

Total Investments (d) 146.8% (Cost $2,979,418)	$2,970,053

Written Options (i) (0.6%) (Premiums $7,664)	(11,321)

Other Assets and Liabilities (Net) (46.2%)	(935,037)

Net Assets 100.0%	$2,023,695

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,732 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $45,250 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $425,956 at a weighted average interest rate of 5.37%. On September 30, 2007, securities valued at $440,023 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $12,489 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	2,922	$3,557
90-Day Eurodollar June Futures	Long	06/2008	2,402	2,102
90-Day Eurodollar June Futures	Long	06/2009	9	19
90-Day Eurodollar March Futures	Long	03/2008	2,483	1,567
90-Day Eurodollar March Futures	Long	03/2009	1,344	305
90-Day Euroyen December Futures	Long	12/2007	357	74
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	61	64
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	251	416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,238	306
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	137	186
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	599	341
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	366	498
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	382	580

				$10,015

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	$3,000	$3
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	07/20/2011	1,000	12
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	1,100	69
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	1,000	12
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	7,800	(74)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,900	(14)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	1,500	(4)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	3,000	1
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012	4,100	(35)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,500	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	300	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	600	(2)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	2,000	(11)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	2,400	(2)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	100	2
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	900	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	2,700	(3)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	10,000	(123)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,300	(2)

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Total Return Fund III  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	$1,400	$28
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	800	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	12,900	12
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	400	8
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	4,200	(92)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,800	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	500	8
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	900	(1)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	4,200	(77)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	4,000	(7)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	1,000	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,800	25
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	700	12
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	1,400	22
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	800	4

						$(258)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	6,600	$(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		9,000	70
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		62,300	(48)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	9,400	(15)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		2,400	(1)

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010	BRL	6,200	$(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		3,400	42
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		3,700	104
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		10,100	80
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		8,200	84
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		14,400	91
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	35
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		700	(5)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	197
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		14,000	134
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		10,400	76
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		3,300	(101)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		5,700	(16)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,400	(9)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		4,300	(33)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	27
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	14,300	34
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		8,100	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,600	7
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	175
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,800	330
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	(8)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		8,600	18
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		16,900	(97)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		39,100	512
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		3,100	80
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		2,600	(85)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		400	(30)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	473
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		800	72
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		7,500	3
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		11,100	138
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,900	945
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		700	(29)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	7,000	(7)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		19,800	(23)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		8,400	1
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		9,200	31
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$2,500	(8)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		12,900	260

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Total Return Fund III  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	$6,800	$(25)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,300	(4)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,200	(33)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	6,700	(45)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	900	17
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	10,300	(23)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	5,800	(18)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	5,800	(27)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	16,900	(560)

						$2,746

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$155,000	$748	$1,368
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	59,000	170	217
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	60,000	450	807
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	148,100	784	1,169
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	191,600	678	1,691
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	63,000	254	378
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	131,200	650	1,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	162,400	943	1,282
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	58,900	234	520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	229,400	784	2,029
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	302,400	1,116	3,440

							$6,811	$14,235

Foreign Currency Options
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$6,000	$252	$275
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	6,000	252	277

				$504	$552

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$ 108.000	11/20/2007	534	$225	$192
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	1,290	552	484
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	147	100	60
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	229	62	50

				$939	$786

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$67,400	$756	$1,086
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	13,000	162	149
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	26,000	447	728
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	64,000	754	827
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	83,100	689	1,339
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	27,000	249	251
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	57,000	684	936
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	33,100	440	427
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	38,000	467	533
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,600	232	413
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	77,200	781	1,440
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	100,800	1,064	2,406

							$6,725	$10,535

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$86,000	$84,974	$84,240
Fannie Mae	6.500%	10/01/2037	5,000	5,086	5,091
U.S. Treasury Notes	4.500%	05/15/2017	41,400	41,386	41,180
U.S. Treasury Notes	4.625%	02/15/2017	6,700	6,711	6,733

				$138,157	$137,244

(2) Market value includes $887 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Total Return Fund III  (Cont.)

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,424	10/2007	$467	$0	$467
Sell		174	10/2007	0	(8)	(8)
Buy	BRL	90,827	10/2007	3,671	0	3,671
Sell		90,827	10/2007	0	(2,590)	(2,590)
Buy		32,967	03/2008	2,190	0	2,190
Buy		90,827	07/2008	2,258	0	2,258
Buy	CAD	5,861	11/2007	90	0	90
Buy	CLP	177,894	11/2007	23	0	23
Buy		234,969	03/2008	13	0	13
Buy	CNY	29,290	11/2007	48	0	48
Sell		29,290	11/2007	0	(23)	(22)
Buy		14,525	01/2008	1	0	1
Sell		14,525	01/2008	0	(15)	(15)
Sell	EUR	10,122	10/2007	0	(606)	(606)
Sell	GBP	6,720	11/2007	0	(218)	(218)
Buy	IDR	12,789,000	05/2008	0	(72)	(72)
Buy	INR	453,002	05/2008	520	0	520
Sell		453,002	05/2008	0	(320)	(320)
Buy	JPY	2,007,337	10/2007	197	0	197
Sell		2,211,595	10/2007	52	0	52
Buy	KRW	3,531,714	01/2008	0	(5)	(5)
Buy		4,639,417	05/2008	94	0	94
Buy		4,435,233	08/2008	79	0	79
Buy	MXN	112,402	03/2008	45	(65)	(20)
Buy		30,341	07/2008	12	0	12
Buy	MYR	17,009	05/2008	7	(46)	(40)
Buy	NZD	1,011	10/2007	65	0	65
Buy	PHP	200,198	05/2008	44	0	44
Buy	PLN	4,882	03/2008	112	0	112
Buy		21,091	07/2008	287	0	287
Buy	RUB	31,519	11/2007	68	0	68
Buy		154,267	12/2007	296	0	296
Buy		241,607	01/2008	270	0	270
Buy		74,461	07/2008	26	0	26
Buy	SEK	11,210	12/2007	115	0	115
Buy	SGD	7,953	10/2007	119	0	119
Sell		13,349	10/2007	0	(186)	(186)
Buy		7,206	02/2008	58	0	58
Buy		13,708	05/2008	191	0	191
Buy	ZAR	1,525	07/2008	9	0	9

				$11,427	$(4,154)	$7,273

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected

Semiannual Report	September 30, 2007	65

Notes to Financial Statements  (Cont.)

significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

66	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the

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Notes to Financial Statements  (Cont.)

relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SAR	Saudi Riyal
INR	Indian Rupee	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is

68	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market

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Notes to Financial Statements  (Cont.)

quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a

70	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments

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Notes to Financial Statements  (Cont.)

with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

72	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, the Total Return Fund had $9,662,815 in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Total Return Fund and Total Return III Fund had $274,874,865 and $4,186,199, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class),

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Notes to Financial Statements  (Cont.)

while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

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(Unaudited) September 30, 2007

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,821,764 representing commissions (sales charges) and contingent deferred sales charges.

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Notes to Financial Statements  (Cont.)

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$140,344	$0

76	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$130,634,960	$112,730,947	$13,753,603	$5,114,677
Total Return Fund II	3,245,879	2,613,304	248,624	43,148
Total Return Fund III	4,759,930	4,172,862	249,327	101,081

Semiannual Report	September 30, 2007	77

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	245,063	23,534,700		0		0	341,557
Closing Buys	(49,874)	(14,851,900)		0		0	(171,880)
Expirations	(118,297)	(7,393,400)		(371,300)		(3,461,000)	(173,739)
Exercised	(10,873)	(996,000)		0		0	(7,125)
Balance at 09/30/2007	129,576	$41,715,900	GBP	0	EUR	0	$522,940

	Total Return Fund II
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	1,111	$722,900	$8,294
Sales	4,595	470,900	6,704
Closing Buys	(877)	(362,000)	(4,289)
Expirations	(2,444)	(135,400)	(2,099)
Exercised	(0)	(10,000)	(39)
Balance at 09/30/2007	2,385	$686,400	$8,571

	Total Return Fund III
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2007	1,037	$569,100	GBP 41,900	EUR 95,400	$8,225
Sales	4,230	427,100	0	0	6,103
Closing Buys	(1,895)	(404,200)	0	0	(5,007)
Expirations	(1,089)	(41,600)	(6,500)	(60,000)	(1,604)
Exercised	(83)	(9,000)	0	0	(53)
Balance at 09/30/2007	2,200	$541,400	GBP 35,400	EUR 35,400	$7,664

78	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	774,261	$7,970,862	1,527,227	$15,837,703
Administrative Class	409,777	4,195,769	524,726	5,439,396
Other Classes	269,388	2,775,293	646,323	6,697,035

Issued as reinvestment of
Institutional Class	144,284	1,486,720	265,924	2,760,662
Administrative Class	44,064	454,033	81,295	843,956
Other Classes	33,163	341,688	63,108	655,256

Cost of shares redeemed
Institutional Class	(706,925)	(7,270,107)	(1,241,856)	(12,852,561)
Administrative Class	(303,759)	(3,120,957)	(452,850)	(4,688,488)
Other Classes	(393,856)	(4,033,104)	(556,415)	(5,761,880)
Net increase (decrease) resulting from Fund share transactions	270,397	$2,800,197	857,482	$8,931,079

	Total Return Fund II
	Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	20,988	$204,750	43,408	$426,897
Administrative Class	795	7,772	1,857	18,278
Other Classes	0	0	0	0

Issued as reinvestment of
Institutional Class	4,697	45,880	9,524	93,813
Administrative Class	202	1,973	475	4,676
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(23,279)	(226,541)	(51,578)	(506,421)
Administrative Class	(831)	(8,124)	(4,274)	(42,197)
Other Classes	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	2,572	$25,710	(588)	$(4,954)

Semiannual Report	September 30, 2007	79

Notes to Financial Statements  (Cont.)

	Total Return Fund III
	Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17,657	$160,465	54,462	$498,363
Administrative Class	527	4,795	498	4,565
Other Classes	0	0	0	0

Issued as reinvestment of
Institutional Class	4,875	44,491	8,873	81,474
Administrative Class	38	346	74	677
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(22,016)	(201,148)	(50,112)	(458,637)
Administrative Class	(291)	(2,647)	(788)	(7,258)
Other Classes	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	790	$6,302	13,007	$119,184

80	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2007

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by

Semiannual Report	September 30, 2007	81

Notes to Financial Statements  (Cont.)

the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Total Return Fund	$1,271,105	$(958,586)	$312,519
Total Return Fund II	18,238	(26,655)	(8,417)
Total Return Fund III	17,728	(27,093)	(9,365)
(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Total Return Fund incurred $11,144,378 in CPMF and FTT costs.

82	PIMCO Funds	Total Return Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2007	83

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of

84	PIMCO Funds	Total Return Funds

its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that

Semiannual Report	September 30, 2007	85

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures

86	PIMCO Funds	Total Return Funds

administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under

Semiannual Report	September 30, 2007	87

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

88	PIMCO Funds	Total Return Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-04

PIMCO Funds Semiannual Report

SEPTEMBER 30, 2007

PIMCO Total Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Fund covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC], which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers Aggregate Bond Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at (866) 746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO Total Return Fund	Class A:	PTTAX
	Class B:	PTTBX
	Class C:	PTTCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

•	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

•	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

•	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

•

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

•	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

•	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

•	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Allocation Breakdown*

U.S. Government Agencies	54.0%
Corporate Bonds & Notes	25.7%
Short-Term Instruments	6.8%
Foreign Currency-Denominated Issues	3.4%
Mortgage-Backed Securities	3.3%
Other	6.8%

* % of Total Investments as of 09/30/2007

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class A	2.96%	5.43%	4.52%	6.12%	7.76%
PIMCO Total Return Fund Class A (adjusted)	-0.90%	1.48%	3.72%	5.71%	7.52%
PIMCO Total Return Fund Class B	2.58%	4.66%	3.74%	5.56%	7.49%
PIMCO Total Return Fund Class B (adjusted)	-0.92%	1.16%	3.66%	5.56%	7.49%
PIMCO Total Return Fund Class C (adjusted)	1.58%	3.66%	3.74%	5.33%	6.97%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	7.45%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares, and 1.65% for Class B shares and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,029.60	$1,025.80	$1,025.80	$1,020.40	$1,016.65	$1,016.65
Expenses Paid During Period†	$4.67	$8.46	$8.46	$4.65	$8.42	$8.42

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$515,000	$515,059	0.5%

Other Bank Loan Obligations (i)		703,260	0.6%

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319	1.1%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos., Inc.
2.875% - 7.625% due 02/08/2008 - 08/10/2012	1,237,480	1,240,497	1.2%

Citigroup, Inc.
4.200% - 6.125% due 12/20/2007 - 08/25/2036	1,205,729	1,206,996	1.1%

General Electric Capital Corp.
3.250% - 8.310% due 01/15/2008 - 03/15/2032	1,924,359	1,917,167	1.8%

Goldman Sachs Group, Inc. (b)(o)
3.875% - 7.350% due 10/05/2007 - 10/01/2037	1,634,261	1,641,532	1.5%

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	478,200	473,015	0.4%

Merrill Lynch & Co., Inc.
4.250% - 6.750% due 06/16/2008 - 06/01/2028	1,221,910	1,238,407	1.2%

Morgan Stanley
3.625% - 6.750% due 11/09/2007 - 08/09/2026	1,411,687	1,407,703	1.3%

Other Banking & Finance (b)(i)(o)		13,599,356	12.8%

Total Banking & Finance		22,724,673	21.3%

INDUSTRIALS
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704	0.4%

Other Industrials (b)(i)(o)		4,553,639	4.2%

Total Industrials		4,961,343	4.6%

UTILITIES
Total Utilities (i)(o)		1,627,091	1.5%

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107	27.4%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $463,269) (i)(o)		481,460	0.4%

COMMODITY INDEX-LINKED NOTES
Total Commodity Index-Linked Notes (Cost $297,000) (i)		293,100	0.3%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	929,619	888,340	0.8%
5.000% due 10/01/2035	1,513,259	1,446,064	1.4%
5.000% due 02/01/2036	730,857	698,404	0.6%
5.000% due 03/01/2036	3,468,233	3,314,228	3.1%
5.000% due 05/01/2037	687,411	655,811	0.6%
5.500% due 04/01/2034	572,637	562,508	0.5%

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 04/01/2034 (g)	$147,746	$145,151	0.1%
5.500% due 05/01/2034	1,951,396	1,917,001	1.8%
5.500% due 09/01/2034	159,149	156,230	0.1%
5.500% due 09/01/2034 (j)	994,305	976,059	0.9%
5.500% due 11/01/2034	110,619	108,591	0.1%
5.500% due 11/01/2034 (j)	1,092,103	1,072,063	1.0%
5.500% due 12/01/2034	493,575	484,518	0.4%
5.500% due 01/01/2035	435,639	427,520	0.4%
5.500% due 01/01/2035 (j)	868,142	852,212	0.8%
5.500% due 02/01/2035	1,627,293	1,597,026	1.5%
5.500% due 02/01/2035 (g)	302,404	297,095	0.3%
5.500% due 02/01/2035 (j)	530,959	521,216	0.5%
5.500% due 03/01/2035	1,038,440	1,018,712	0.9%
5.500% due 04/01/2035	1,200,621	1,177,688	1.1%
5.500% due 05/01/2035	1,407,300	1,380,349	1.3%
5.500% due 06/01/2035	908,937	891,517	0.8%
5.500% due 07/01/2035	752,180	737,770	0.7%
5.500% due 08/01/2035	685,843	672,696	0.6%
5.500% due 09/01/2035	723,242	709,378	0.7%
5.500% due 10/01/2035	553,922	543,304	0.5%
5.500% due 01/01/2036	1,799,882	1,765,372	1.7%
5.500% due 03/01/2036	495,866	486,125	0.4%
5.500% due 04/01/2036	833,928	817,213	0.8%
5.500% due 11/01/2036	499,796	489,715	0.5%
5.500% due 12/01/2036	79,968	78,355	0.1%
5.500% due 12/01/2036 (j)	483,449	473,696	0.4%
5.500% due 02/01/2037	513,105	502,686	0.5%
5.500% due 03/01/2037	1,372,459	1,344,590	1.3%
5.500% due 04/01/2037	1,549,203	1,517,703	1.4%
5.500% due 05/01/2037	3,260,985	3,194,652	3.0%
5.500% due 06/01/2037	2,507,573	2,456,572	2.3%
5.500% due 07/01/2037	715,906	701,342	0.7%
5.500% due 10/01/2037	1,066,990	1,045,150	1.0%
6.000% due 10/01/2037	2,241,050	2,244,201	2.1%
0.000% - 1122.425% due 11/01/2007 - 01/25/2048 (a)(c)(g)	14,455,431	14,276,085	13.4%

Freddie Mac
5.500% due 09/01/2037	3,288,600	3,220,663	3.0%
3.000% - 1007.500% due 12/01/2007 - 02/25/2045 (a)	2,966,380	2,959,741	2.8%

Other U.S. Government Agencies (a)(i)		760,204	0.7%

Total U.S. Government Agencies (Cost $61,889,085)		61,585,516	57.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	509,102	512,563	0.5%
2.375% due 01/15/2027	659,151	667,391	0.6%
1.875% - 3.625% due 07/15/2012 - 04/15/2028	1,128,111	1,182,448	1.1%

Other U.S. Treasury Obligations (i)		49,734	0.1%

Total U.S. Treasury Obligations (Cost $2,381,766)		2,412,136	2.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,696,576) (a)(i)(o)		3,694,789	3.5%

See Accompanying Notes	Semiannual Report	September 30, 2007	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $2,420,118) (i)			$2,374,349	2.2%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $69,900) (i)			71,460	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,518,624	761,613	0.7%

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191	2.0%

Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865	0.1%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	224,286	0.2%

Other Foreign Currency-Denominated Issues (i)			672,289	0.6%

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244	3.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$386,400	386,554	0.4%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008		492,800	492,972	0.5%

Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700	0.4%

Other Certificates of Deposit (i)			1,439,983	1.3%

Total Certificates of Deposit			2,752,209	2.6%

COMMERCIAL PAPER
Freddie Mac
4.000% - 5.119% due 10/01/2007 - 11/19/2007		1,179,799	1,179,756	1.1%

General Electric Capital Corp.
5.150% - 5.240% due 10/22/2007 - 02/29/2008		76,100	75,338	0.1%

Svenska Handelsbanken AB
5.100% - 5.540% due 10/15/2007 - 12/19/2007		401,900	399,805	0.4%

Other Commercial Paper (i)			1,660,619	1.5%

Total Commercial Paper			3,315,518	3.1%

REPURCHASE AGREEMENTS
Fixed Income Clearing Corp.
4.400% due 10/01/2007 (Dated 09/28/2007. Collateralized by Fannie Mae 0.000% - 5.150% due 11/21/2007 - 11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000% - 4.125% due 10/19/2007 - 12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500% - 8.750% due 11/15/2016 - 05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000% - 5.125% due 02/15/2014 - 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)		505,789	505,789	0.4%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Securities LLC
3.800% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)	$100,000	$100,000	0.1%
3.900% due 10/01/2007	100,000	100,000	0.1%

(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)
Total Repurchase Agreements		705,789	0.6%

U.S. TREASURY BILLS
U.S. Treasury Bills
3.520% - 4.620% due 11/29/2007 - 12/13/2007 (e)(f)(g)(k)	966,370	956,657	0.9%

Total U.S. Treasury Bills		956,657	0.9%

Total Short-Term Instruments (Cost $7,732,574)		7,730,173	7.2%

PURCHASED OPTIONS
(Cost $489,167) (m)		937,612	0.9%

Total Investments (Cost $113,694,746) (h)		$114,007,265	106.6%

Written Options (Premiums $522,940) (n)		(736,862)	(0.7%)

Other Assets and Liabilities (Net)		(6,361,507)	(5.9%)

Net Assets		$106,908,896	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(h)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2007.
(j)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

(k)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(l)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	(18)

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	$50,000	$(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	50,000	757
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	29,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	9,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	17,000	(51)

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	$10,500	$9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(126)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%		12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(54)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	$10,300	$21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	23
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	26
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	10,400	25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	4
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	198

See Accompanying Notes	Semiannual Report	September 30, 2007	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	$7,000	$122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	172
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	167

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	$500	$(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	87,500	5,440
Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	50,000	(165)

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	$15,000	$106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	(27)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	85
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	10,000	(12)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	$3,500	$221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	10,000	701
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	10,000	246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%		12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%		12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	25,000	383

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	$5,000	$379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	5,800	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	10,000	648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	12,800	898
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	33,280	(21)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	47,600	37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	$10,000	$110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	36
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	$25,900	$(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%		12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	(57)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%		03/20/2008	10,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	25,000	361
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	(83)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	$50,000	$124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	334

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	$35,000	$(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	59
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,295
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	25,200	403

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	$5,000	$(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	5,100	316
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	10,000	73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	(58)

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	$14,300	$(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(6)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	9,700	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	47

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	$5,000	$39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(114)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(157)

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	$10,000	$(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	10,000	63
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	10,000	(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	612

							$55,255

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	40,448

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP 100,500	$(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009	1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009	188,200	4,851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010	300,000	824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037	24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038	36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009	500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN 190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	375,200	(2,506)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	$287,970	$17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	937,000	26,268
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,568

						$182,424

(m)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	$3,342,000	$13,452	$20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(n)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,092
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$384,000	$1,788	$2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(o)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%

				$36,264	$40,409	0.04%

(p)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3) Market value includes $54,867 of interest payable on short sales.

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(q)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)
Buy	EUR	190,838	10/2007	3,237	0	3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128
Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class A
09/30/2007+	$10.43	$0.24	$0.06	$0.30	$(0.24)	$0.00
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
03/31/2003	10.41	0.39	0.75	1.14	(0.41)	(0.35)
Class B
09/30/2007+	$10.43	$0.20	$0.06	$0.26	$(0.20)	$0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
Class C
09/30/2007+	$10.43	$0.20	$0.06	$0.26	$(0.20)	$0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$10.49	2.96%	$11,008,534	0.92	%*	0.90	%*	4.70	%*	122%
0.00	(0.49)	10.43	5.83	11,824,650	0.90		0.90		4.35		257
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90		0.90		3.61		325
0.00	(0.55)	10.57	1.60	9,059,096	0.90		0.90		1.94		470
0.00	(0.45)	10.94	5.70	8,777,466	0.90		0.90		2.23		273
0.00	(0.76)	10.79	11.25	7,863,675	0.90		0.90		3.65		234

$0.00	$(0.20)	$10.49	2.58%	$1,165,141	1.67	%*	1.65	%*	3.97	%*	122%
0.00	(0.41)	10.43	5.04	1,304,268	1.65		1.65		3.60		257
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65		1.65		2.83		325
0.00	(0.46)	10.57	0.84	1,963,136	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	2,422,998	1.65		1.65		1.50		273
0.00	(0.68)	10.79	10.42	2,655,908	1.65		1.65		2.89		234

$0.00	$(0.20)	$10.49	2.58%	$2,387,964	1.67	%*	1.65	%*	3.97	%*	122%
0.00	(0.41)	10.43	5.05	2,456,435	1.65		1.65		3.61		257
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65		1.65		2.85		325
0.00	(0.46)	10.57	0.84	2,548,509	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	3,011,932	1.65		1.65		1.50		273
0.00	(0.68)	10.79	10.41	3,303,225	1.65		1.65		2.88		234

Semiannual Report	September 30, 2007	37

Statement of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$114,007,265
Cash	31,882
Foreign currency, at value	351,900
Receivable for investments sold	5,749,309
Receivable for investments sold on a delayed-delivery basis	268
Receivable for Fund shares sold	345,504
Interest and dividends receivable	698,464
Variation margin receivable	40,589
Swap premiums paid	253,888
Unrealized appreciation on foreign currency contracts	448,557
Unrealized appreciation on swap agreements	378,844
Other assets	2
122,306,472
Liabilities:
Payable for the reverse repurchase agreements	$2,969,604
Payable for investments purchased	5,746,189
Payable for investments purchased on a delayed-delivery basis	587,027
Payable for short sales	4,318,822
Payable for Fund shares redeemed	291,348
Dividends payable	46,547
Written options outstanding	736,862
Accrued investment advisory fee	19,535
Accrued administration fee	16,659
Accrued distribution fee	6,067
Accrued servicing fee	3,449
Variation margin payable	92,024
Swap premiums received	288,391
Unrealized depreciation on foreign currency contracts	133,834
Unrealized depreciation on swap agreements	141,165
Other liabilities	53
15,397,576
Net Assets	$106,908,896
Net Assets Consist of:
Paid in capital	$107,101,060
(Overdistributed) net investment income	(183,638)
Accumulated undistributed net realized (loss)	(1,671,769)
Net unrealized appreciation	1,663,243
$106,908,896
Net Assets:
Class A	$11,008,534
Class B	1,165,141
Class C	2,387,964
Other Classes	92,347,257
Shares Issued and Outstanding:
Class A	1,049,012
Class B	111,021
Class C	227,541
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.49
Class B	10.49
Class C	10.49
Cost of Investments Owned	$113,694,746
Cost of Foreign Currency Held	$347,921
Proceeds Received on Short Sales	$4,278,569
Premiums Received on Written Options	$522,940

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2007 (Unaudited) (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,910,057
Dividends	15
Miscellaneous income	3,077
Total Income	2,913,149

Expenses:
Investment advisory fees	128,741
Administration fees	110,495
Distribution fees - Class B	4,508
Distribution fees - Class C	8,845
Servicing fees - Class A	13,794
Servicing fees - Class B	1,502
Servicing fees - Class C	2,948
Distribution and/or servicing fees - Other Classes	32,284
Trustees' fees	178
Interest expense	8,070
Miscellaneous expense	100
Total Expenses	311,465

Net Investment Income	2,601,684

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(383,419)
Net realized (loss) on futures contracts, written options and swaps	(471,916)
Net realized gain on foreign currency transactions	62,039
Net change in unrealized appreciation on investments	226,884
Net change in unrealized appreciation on futures contracts, written options and swaps	945,458
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	269,356
Net Gain	648,402

Net Increase in Net Assets Resulting from Operations	$3,250,086

* Foreign tax withholding	$23

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$2,601,684	$4,528,735
Net realized (loss)	(793,296)	(423,667)
Net change in unrealized appreciation	1,441,698	1,780,254
Net increase resulting from operations	3,250,086	5,885,322

Distributions to Shareholders:
From net investment income
Class A	(260,786)	(487,955)
Class B	(23,957)	(51,917)
Class C	(46,976)	(88,201)
Other Classes	(2,265,524)	(3,911,441)
From net realized capital gains
Class A	0	(42,252)
Class B	0	(5,010)
Class C	0	(8,919)
Other Classes	0	(304,497)

Total Distributions	(2,597,243)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class A	1,832,590	4,395,522
Class B	35,069	110,284
Class C	200,505	567,684
Other Classes	12,873,760	22,900,644
Issued as reinvestment of distributions
Class A	198,570	379,922
Class B	16,182	38,391
Class C	29,098	60,703
Other Classes	2,038,591	3,780,858
Cost of shares redeemed
Class A	(2,878,382)	(3,493,203)
Class B	(195,143)	(462,579)
Class C	(310,444)	(654,687)
Other Classes	(11,040,199)	(18,692,460)
Net increase resulting from Fund share transactions	2,800,197	8,931,079

Fund Redemption Fee	617	1,037

Total Increase in Net Assets	3,453,657	9,917,246

Net Assets:
Beginning of period	103,455,239	93,537,993
End of period*	$106,908,896	$103,455,239

*Including (overdistributed) net investment income of:	$(183,638)	$(188,079)

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment  Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of

42	PIMCO Funds

(Unaudited) September 30, 2007

price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SAR	Saudi Riyal
INR	Indian Rupee	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won	ZAR	South African Rand

(h) Foreign Currency Transactions  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The

44	PIMCO Funds

(Unaudited) September 30, 2007

interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(m) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an

Semiannual Report	September 30, 2007	45

Notes to Financial Statements  (Cont.)

asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Fund may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, the Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

46	PIMCO Funds

(Unaudited) September 30, 2007

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, the Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while the Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements   The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically

Semiannual Report	September 30, 2007	47

Notes to Financial Statements  (Cont.)

corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, the Total Return Fund had $9,662,815 in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying

48	PIMCO Funds

(Unaudited) September 30, 2007

commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Fund have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Total Return Fund had $274,874,865 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	September 30, 2007	49

Notes to Financial Statements  (Cont.)

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Fund on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Fund and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Fund for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement on the Fund’s annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be

50	PIMCO Funds

(Unaudited) September 30, 2007

expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,821,764 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee

Semiannual Report	September 30, 2007	51

Notes to Financial Statements  (Cont.)

meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$140,344	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

52	PIMCO Funds

(Unaudited) September 30, 2007

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$130,634,960	$112,730,947	$13,753,603	$5,114,677

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	245,063	23,534,700		0		0	341,557
Closing Buys	(49,874)	(14,851,900)		0		0	(171,880)
Expirations	(118,297)	(7,393,400)		(371,300)		(3,461,000)	(173,739)
Exercised	(10,873)	(996,000)		0		0	(7,125)
Balance at 09/30/2007	129,576	$41,715,900	GBP	0	EUR	0	$522,940

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	177,839	$1,832,590	424,371	$4,395,522
Class B	3,406	35,069	10,642	110,284
Class C	19,450	200,505	54,741	567,684
Other Classes	1,252,731	12,873,760	2,208,522	22,900,644
Issued as reinvestment of distributions
Class A	19,272	198,570	36,588	379,922
Class B	1,571	16,182	3,699	38,391
Class C	2,824	29,098	5,847	60,703
Other Classes	197,844	2,038,591	364,193	3,780,858
Cost of shares redeemed
Class A	(281,552)	(2,878,382)	(337,320)	(3,493,203)
Class B	(18,975)	(195,143)	(44,676)	(462,579)
Class C	(30,193)	(310,444)	(63,213)	(654,687)
Other Classes	(1,073,820)	(11,040,199)	(1,805,912)	(18,692,460)
Net increase resulting from Fund share transactions	270,397	$2,800,197	857,482	$8,931,079

Semiannual Report	September 30, 2007	53

Notes to Financial Statements  (Cont.)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the

54	PIMCO Funds

(Unaudited) September 30, 2007

bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
$1,271,105	$(958,586)	$312,519

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

The Fund is subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Total Return Fund incurred $11,144,378 in CPMF and FTT costs.

Semiannual Report	September 30, 2007	55

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

56	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes

Semiannual Report	September 30, 2007	57

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with

58	PIMCO Funds

PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund

Semiannual Report	September 30, 2007	59

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

60	PIMCO Funds

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	61

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC,

840 Newport Center Drive,

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC,

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank & Trust Company,

801 Pennsylvania,

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.,

P.O. Box 9688,

Providence, RI 02940

Legal Counsel

Dechert LLP,

1775 I Street, N.W.,

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP,

1055 Broadway,

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053SA_19348

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

PIMCO Total Return Fund

Share Class

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Fund covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. If the Fund invests in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers Aggregate Bond Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

4	PIMCO Funds

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO Total Return Fund

	Class D:	PTTDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

•	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

•	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.
•	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

•

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

•	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

•	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

•	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Allocation Breakdown*

U.S. Government Agencies	54.0%
Corporate Bonds & Notes	25.7%
Short-Term Instruments	6.8%
Foreign Currency-Denominated Issues	3.4%
Mortgage-Backed Securities	3.3%
Other	6.8%

*	% of Total Investments as of 09/30/2007

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class D	3.04%	5.59%	4.68%	6.28%	7.92%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	7.45%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,030.36	$1,021.15
Expenses Paid During Period†	$3.91	$3.89

† Expenses are equal to the net annualized expense ratio of 0.77% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$515,000	$515,059	0.5%

Other Bank Loan Obligations (i)		703,260	0.6%

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319	1.1%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos., Inc.
2.875% - 7.625% due 02/08/2008 - 08/10/2012	1,237,480	1,240,497	1.2%

Citigroup, Inc.
4.200% - 6.125% due 12/20/2007 - 08/25/2036	1,205,729	1,206,996	1.1%

General Electric Capital Corp.
3.250% - 8.310% due 01/15/2008 - 03/15/2032	1,924,359	1,917,167	1.8%

Goldman Sachs Group, Inc. (b)(o)
3.875% - 7.350% due 10/05/2007 - 10/01/2037	1,634,261	1,641,532	1.5%

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	478,200	473,015	0.4%

Merrill Lynch & Co., Inc.
4.250% - 6.750% due 06/16/2008 - 06/01/2028	1,221,910	1,238,407	1.2%

Morgan Stanley
3.625% - 6.750% due 11/09/2007 - 08/09/2026	1,411,687	1,407,703	1.3%

Other Banking & Finance (b)(i)(o)		13,599,356	12.8%

Total Banking & Finance		22,724,673	21.3%

INDUSTRIALS
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704	0.4%

Other Industrials (b)(i)(o)		4,553,639	4.2%

Total Industrials		4,961,343	4.6%

UTILITIES
Total Utilities (i)(o)		1,627,091	1.5%

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107	27.4%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $463,269) (i)(o)		481,460	0.4%

COMMODITY INDEX-LINKED NOTES
Total Commodity Index-Linked Notes (Cost $297,000) (i)		293,100	0.3%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	929,619	888,340	0.8%
5.000% due 10/01/2035	1,513,259	1,446,064	1.4%
5.000% due 02/01/2036	730,857	698,404	0.6%
5.000% due 03/01/2036	3,468,233	3,314,228	3.1%
5.000% due 05/01/2037	687,411	655,811	0.6%
5.500% due 04/01/2034	572,637	562,508	0.5%

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 04/01/2034 (g)	$147,746	$145,151	0.1%
5.500% due 05/01/2034	1,951,396	1,917,001	1.8%
5.500% due 09/01/2034	159,149	156,230	0.1%
5.500% due 09/01/2034 (j)	994,305	976,059	0.9%
5.500% due 11/01/2034	110,619	108,591	0.1%
5.500% due 11/01/2034 (j)	1,092,103	1,072,063	1.0%
5.500% due 12/01/2034	493,575	484,518	0.4%
5.500% due 01/01/2035	435,639	427,520	0.4%
5.500% due 01/01/2035 (j)	868,142	852,212	0.8%
5.500% due 02/01/2035	1,627,293	1,597,026	1.5%
5.500% due 02/01/2035 (g)	302,404	297,095	0.3%
5.500% due 02/01/2035 (j)	530,959	521,216	0.5%
5.500% due 03/01/2035	1,038,440	1,018,712	0.9%
5.500% due 04/01/2035	1,200,621	1,177,688	1.1%
5.500% due 05/01/2035	1,407,300	1,380,349	1.3%
5.500% due 06/01/2035	908,937	891,517	0.8%
5.500% due 07/01/2035	752,180	737,770	0.7%
5.500% due 08/01/2035	685,843	672,696	0.6%
5.500% due 09/01/2035	723,242	709,378	0.7%
5.500% due 10/01/2035	553,922	543,304	0.5%
5.500% due 01/01/2036	1,799,882	1,765,372	1.7%
5.500% due 03/01/2036	495,866	486,125	0.4%
5.500% due 04/01/2036	833,928	817,213	0.8%
5.500% due 11/01/2036	499,796	489,715	0.5%
5.500% due 12/01/2036	79,968	78,355	0.1%
5.500% due 12/01/2036 (j)	483,449	473,696	0.4%
5.500% due 02/01/2037	513,105	502,686	0.5%
5.500% due 03/01/2037	1,372,459	1,344,590	1.3%
5.500% due 04/01/2037	1,549,203	1,517,703	1.4%
5.500% due 05/01/2037	3,260,985	3,194,652	3.0%
5.500% due 06/01/2037	2,507,573	2,456,572	2.3%
5.500% due 07/01/2037	715,906	701,342	0.7%
5.500% due 10/01/2037	1,066,990	1,045,150	1.0%
6.000% due 10/01/2037	2,241,050	2,244,201	2.1%
0.000% - 1122.425% due 11/01/2007 - 01/25/2048 (a)(c)(g)	14,455,431	14,276,085	13.4%

Freddie Mac
5.500% due 09/01/2037	3,288,600	3,220,663	3.0%
3.000% - 1007.500% due 12/01/2007 - 02/25/2045 (a)	2,966,380	2,959,741	2.8%

Other U.S. Government Agencies (a)(i)		760,204	0.7%

Total U.S. Government Agencies (Cost $61,889,085)		61,585,516	57.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	509,102	512,563	0.5%
2.375% due 01/15/2027	659,151	667,391	0.6%
1.875% - 3.625% due 07/15/2012 - 04/15/2028	1,128,111	1,182,448	1.1%

Other U.S. Treasury Obligations (i)		49,734	0.1%

Total U.S. Treasury Obligations (Cost $2,381,766)		2,412,136	2.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,696,576) (a)(i)(o)		3,694,789	3.5%

See Accompanying Notes	Semiannual Report	September 30, 2007	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $2,420,118) (i)			$2,374,349	2.2%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $69,900) (i)			71,460	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,518,624	761,613	0.7%

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191	2.0%

Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865	0.1%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	224,286	0.2%

Other Foreign Currency-Denominated Issues (i)			672,289	0.6%

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244	3.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$386,400	386,554	0.4%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008		492,800	492,972	0.5%

Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700	0.4%

Other Certificates of Deposit (i)			1,439,983	1.3%

Total Certificates of Deposit			2,752,209	2.6%

COMMERCIAL PAPER
Freddie Mac
4.000% - 5.119% due 10/01/2007 - 11/19/2007		1,179,799	1,179,756	1.1%

General Electric Capital Corp.
5.150% - 5.240% due 10/22/2007 - 02/29/2008		76,100	75,338	0.1%

Svenska Handelsbanken AB
5.100% - 5.540% due 10/15/2007 - 12/19/2007		401,900	399,805	0.4%

Other Commercial Paper (i)			1,660,619	1.5%

Total Commercial Paper			3,315,518	3.1%

REPURCHASE AGREEMENTS
Fixed Income Clearing Corp.
4.400% due 10/01/2007 (Dated 09/28/2007. Collateralized by Fannie Mae 0.000% - 5.150% due 11/21/2007 - 11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000% - 4.125% due 10/19/2007 - 12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500% - 8.750% due 11/15/2016 - 05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000% - 5.125% due 02/15/2014 - 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)		505,789	505,789	0.4%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Securities LLC
3.800% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)	$100,000	$100,000	0.1%
3.900% due 10/01/2007	100,000	100,000	0.1%

(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)
Total Repurchase Agreements		705,789	0.6%

U.S. TREASURY BILLS
U.S. Treasury Bills
3.520% - 4.620% due 11/29/2007 - 12/13/2007 (e)(f)(g)(k)	966,370	956,657	0.9%

Total U.S. Treasury Bills		956,657	0.9%

Total Short-Term Instruments (Cost $7,732,574)		7,730,173	7.2%

PURCHASED OPTIONS
(Cost $489,167) (m)		937,612	0.9%

Total Investments (Cost $113,694,746) (h)		$114,007,265	106.6%

Written Options (Premiums $522,940) (n)		(736,862)	(0.7%)

Other Assets and Liabilities (Net)		(6,361,507)	(5.9%)

Net Assets		$106,908,896	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(h)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2007.
(j)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

(k)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(l)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	(18)

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	$50,000	$(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	50,000	757
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	29,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	9,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	17,000	(51)

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	$10,500	$9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(126)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%		12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(54)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	$10,300	$21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	23
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	26
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	10,400	25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	4
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	198

See Accompanying Notes	Semiannual Report	September 30, 2007	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	$7,000	$122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	172
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	167

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	$500	$(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	87,500	5,440
Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	50,000	(165)

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	$15,000	$106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	(27)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	85
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	10,000	(12)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	$3,500	$221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	10,000	701
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	10,000	246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%		12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%		12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	25,000	383

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	$5,000	$379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	5,800	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	10,000	648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	12,800	898
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	33,280	(21)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	47,600	37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	$10,000	$110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	36
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	$25,900	$(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%		12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	(57)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%		03/20/2008	10,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	25,000	361
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	(83)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	$50,000	$124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	334

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	$35,000	$(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	59
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,295
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	25,200	403

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	$5,000	$(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	5,100	316
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	10,000	73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	(58)

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	$14,300	$(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(6)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	9,700	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	47

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	$5,000	$39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(114)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(157)

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	$10,000	$(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	10,000	63
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	10,000	(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	612

							$55,255

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	40,448

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP 100,500	$(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009	1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009	188,200	4,851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010	300,000	824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037	24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038	36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009	500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN 190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	375,200	(2,506)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	$287,970	$17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	937,000	26,268
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,568

						$182,424

(m)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	$3,342,000	$13,452	$20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(n)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,092
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$384,000	$1,788	$2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(o)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%

				$36,264	$40,409	0.04%

(p)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3) Market value includes $54,867 of interest payable on short sales.

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(q)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)
Buy	EUR	190,838	10/2007	3,237	0	3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128
Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class D
09/30/2007+	$10.43	$0.25	$0.06	$0.31	$(0.25)	$0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.40	0.76	1.16	(0.43)	(0.35)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.49	3.04%	$4,041,965	0.77	%*	0.75	%*	4.86	%*	122%
0.00	(0.51)	10.43	5.98	3,909,295	0.75		0.75		4.50		257
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75		0.75		3.78		325
0.00	(0.56)	10.57	1.75	2,426,460	0.75		0.75		2.10		470
0.00	(0.47)	10.94	5.86	1,871,253	0.75		0.75		2.37		273
0.00	(0.78)	10.79	11.41	1,569,250	0.75		0.75		3.76		234

Semiannual Report	September 30, 2007	37

Statement of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$114,007,265
Cash	31,882
Foreign currency, at value	351,900
Receivable for investments sold	5,749,309
Receivable for investments sold on a delayed-delivery basis	268
Receivable for Fund shares sold	345,504
Interest and dividends receivable	698,464
Variation margin receivable	40,589
Swap premiums paid	253,888
Unrealized appreciation on foreign currency contracts	448,557
Unrealized appreciation on swap agreements	378,844
Other assets	2
122,306,472
Liabilities:
Payable for the reverse repurchase agreements	$2,969,604
Payable for investments purchased	5,746,189
Payable for investments purchased on a delayed-delivery basis	587,027
Payable for short sales	4,318,822
Payable for Fund shares redeemed	291,348
Dividends payable	46,547
Written options outstanding	736,862
Accrued investment advisory fee	19,535
Accrued administration fee	16,659
Accrued distribution fee	6,067
Accrued servicing fee	3,449
Variation margin payable	92,024
Swap premium received	288,391
Unrealized depreciation on foreign currency contracts	133,834
Unrealized depreciation on swap agreements	141,165
Other liabilities	53
15,397,576
Net Assets	$106,908,896
Net Assets Consist of:
Paid in capital	$107,101,060
(Overdistributed) net investment income	(183,638)
Accumulated undistributed net realized (loss)	(1,671,769)
Net unrealized appreciation	1,663,243
$106,908,896
Net Assets:
Class D	$4,041,965
Other Classes	102,866,931
Shares Issued and Outstanding:
Class D	385,147
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.49
Cost of Investments Owned	$113,694,746
Cost of Foreign Currency Held	$347,921
Proceeds Received on Short Sales	$4,278,569
Premiums Received on Written Options	$522,940

38	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2007 (Unaudited) (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,910,057
Dividends	15
Miscellaneous income	3,077
Total Income	2,913,149

Expenses:
Investment advisory fees	128,741
Administration fees	110,495
Servicing fees - Class D	4,855
Distribution and/or servicing fees - Other Classes	59,026
Trustees’ fees	178
Interest expense	8,070
Miscellaneous expense	100
Total Expenses	311,465

Net Investment Income	2,590,540

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(383,419)
Net realized (loss) on futures contracts, written options and swaps	(471,916)
Net realized gain on foreign currency transactions	62,039
Net change in unrealized appreciation on investments	226,884
Net change in unrealized appreciation on futures contracts, written options and swaps	945,458
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	269,356
Net Gain	648,402

Net Increase in Net Assets Resulting from Operations	$3,250,086

* Foreign tax withholding	$23

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$2,601,684	$4,528,735
Net realized (loss)	(793,296)	(423,667)
Net change in unrealized appreciation	1,441,698	1,780,254
Net increase resulting from operations	3,250,086	5,885,322

Distributions to Shareholders:
From net investment income
Class D	(94,768)	(160,980)
Other Classes	(2,502,475)	(4,378,534)
From net realized capital gains
Class D	0	(13,433)
Other Classes	0	(347,245)

Total Distributions	(2,597,243)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class D	615,443	1,440,389
Other Classes	14,326,481	26,533,745
Issued as reinvestment of distributions
Class D	90,680	165,068
Other Classes	2,191,761	4,094,806
Cost of shares redeemed
Class D	(597,946)	(1,070,016)
Other Classes	(13,826,222)	(22,232,913)
Net increase resulting from Fund share transactions	2,800,197	8,931,079

Fund Redemption Fee	617	1,037

Total Increase in Net Assets	3,453,657	9,917,246

Net Assets:
Beginning of period	103,455,239	93,537,993
End of period*	$106,908,896	$103,455,239

*Including (overdistributed) net investment income of:	$(183,638)	$(188,079)

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of

42	PIMCO Funds

(Unaudited) September 30, 2007

price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SAR	Saudi Riyal
INR	Indian Rupee	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won	ZAR	South African Rand

(h) Foreign Currency Transactions  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The

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interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(m) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an

Semiannual Report	September 30, 2007	45

Notes to Financial Statements  (Cont.)

asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Fund may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, the Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

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If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, the Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while the Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements   The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically

Semiannual Report	September 30, 2007	47

Notes to Financial Statements  (Cont.)

corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, the Total Return Fund had $9,662,815 in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked

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(Unaudited) September 30, 2007

financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the Total Return Fund had $274,874,865 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC

Semiannual Report	September 30, 2007	49

Notes to Financial Statements  (Cont.)

guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Fund on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Fund and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Fund for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement on the Fund’s annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide

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services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,821,764 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	September 30, 2007	51

Notes to Financial Statements  (Cont.)

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$140,344	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital

52	PIMCO Funds

(Unaudited) September 30, 2007

gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$130,634,960	$112,730,947	$13,753,603	$5,114,677

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	245,063	23,534,700		0		0	341,557
Closing Buys	(49,874)	(14,851,900)		0		0	(171,880)
Expirations	(118,297)	(7,393,400)		(371,300)		(3,461,000)	(173,739)
Exercised	(10,873)	(996,000)		0		0	(7,125)
Balance at 09/30/2007	129,576	$41,715,900	GBP	0	EUR	0	$522,940

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	59,783	$615,443	138,890	$1,440,389
Other Classes	1,393,643	14,326,481	2,559,386	26,533,745
Issued as reinvestment of distributions
Class D	8,801	90,680	15,898	165,068
Other Classes	212,710	2,191,761	394,429	4,094,806
Cost of shares redeemed
Class D	(58,161)	(597,946)	(103,342)	(1,070,016)
Other Classes	(1,346,379)	(13,826,222)	(2,147,779)	(22,232,913)
Net increase resulting from Fund share transactions	270,397	$2,800,197	857,482	$8,931,079

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager

Semiannual Report	September 30, 2007	53

Notes to Financial Statements  (Cont.)

Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21,

54	PIMCO Funds

(Unaudited) September 30, 2007

2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
$1,271,105	$(958,586)	$312,519

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

The Fund is subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Total Return Fund incurred $11,144,378 in CPMF and FTT costs.

Semiannual Report	September 30, 2007	55

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

56	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes

Semiannual Report	September 30, 2007	57

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with

58	PIMCO Funds

PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund

Semiannual Report	September 30, 2007	59

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

60	PIMCO Funds

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	61

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054SA_19349

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

PIMCO Real Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Fund covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•	Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks are contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC], which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Fund assumes its performance against the Lehman Brothers U.S. TIPS Index. The Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	A modest allocation to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

•	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

Allocation Breakdown*

U.S. Treasury Obligations	56.2%
U.S. Government Agencies	31.9%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	3.3%
Short-Term Instruments	1.7%
Other	2.6%

*	% of Total Investments as of 09/30/2007

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class A	3.17%	3.95%	4.99%	7.25%	7.03%
PIMCO Real Return Fund Class A (adjusted)	0.07%	0.83%	4.36%	6.92%	6.72%
PIMCO Real Return Fund Class B	2.79%	3.18%	4.21%	6.70%	6.51%
PIMCO Real Return Fund Class B (adjusted)	-2.21%	-1.79%	3.89%	6.70%	6.51%
PIMCO Real Return Fund Class C (adjusted)	1.91%	2.44%	4.47%	6.72%	6.49%
Lehman Brothers U.S. TIPS Index	3.75%	4.97%	5.36%	7.06%	6.73%
Lipper Treasury Inflation Protected Securities Fund Average	3.04%	3.97%	4.53%	6.17%	6.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,031.68	$1,027.87	$1,029.15	$1,020.45	$1,016.70	$1,017.95
Expenses Paid During Period†	$4.62	$8.42	$7.15	$4.60	$8.37	$7.11

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.41% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$60,500	$60,507

Ford Motor Co.
8.700% due 12/15/2013	4,975	4,837

Georgia-Pacific Corp.
6.948% due 12/20/2012	1,123	1,102
7.264% due 12/20/2012	1,333	1,309
7.474% due 12/20/2012	11,333	11,123

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	8,820
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	10,000	9,825

Total Bank Loan Obligations (Cost $114,015)		116,410

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.0%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	9,708	9,250

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,518

American Express Centurion Bank
6.000% due 09/13/2017	26,600	26,515

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,291
7.434% due 09/29/2049	8,700	9,262

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	40,470	42,238

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,773

Calabash Re II Ltd.
14.094% due 01/08/2010	5,700	5,896
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,500	2,609

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	28,722

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,517

Citigroup Funding, Inc.
5.136% due 04/23/2009	6,300	6,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup, Inc.
5.400% due 01/30/2009	$9,600	$9,596
5.409% due 05/02/2008	14,100	14,104

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,734

East Lane Re Ltd.
12.356% due 05/06/2011	4,400	4,422

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,223

Foundation Re I Ltd.
9.620% due 11/24/2008	3,000	2,922

Foundation Re II Ltd.
12.270% due 11/26/2010	10,300	10,573

General Electric Capital Corp.
5.460% due 07/28/2008	3,500	3,499
5.744% due 12/12/2008	12,700	12,679

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	6,800	6,849

HSBC Finance Corp. CPI Linked Bond
3.700% due 02/10/2009	2,000	1,935

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	3,900	3,921
7.000% due 09/27/2027	4,500	4,620

Longpoint Re Ltd.
10.944% due 05/08/2010	11,200	11,483

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	28,400	28,396

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	26,900	27,806

Mystic Re Ltd.
11.841% due 12/05/2008	6,900	6,996
14.541% due 12/05/2008	3,300	3,363

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Parametric Re Ltd.
7.421% due 11/19/2007	11,500	11,553
9.661% due 05/19/2008	1,500	1,504

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,822

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	9,000	9,024

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,347

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Nederland
5.380% due 01/15/2009	$11,300	$11,309

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,300	2,306
13.110% due 01/09/2008	2,200	2,213

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,200	5,327
15.871% due 06/07/2010	23,500	24,313

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	2,000	2,143

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,939

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,015

Ventas Realty LP
8.750% due 05/01/2009	2,000	2,075

Vita Capital II Ltd.
6.260% due 01/01/2010	3,500	3,479
6.760% due 01/01/2010	5,000	5,004

Vita Capital III Ltd.
6.480% due 01/01/2012	7,900	7,854

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,100	19,924

Wachovia Bank N.A.
5.691% due 12/02/2010	30,500	30,342

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,810

		688,249

INDUSTRIALS 1.2%
Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,005

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,925

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,071

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,528
7.875% due 12/15/2007	8,200	8,231

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,133
6.375% due 10/01/2011	2,000	2,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Co.
5.764% due 12/09/2008	$6,000	$6,012

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,322

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,604

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,802

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,301
8.625% due 02/01/2022	6,900	8,545
9.500% due 09/15/2027	14,850	20,218

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

		143,727

UTILITIES 1.0%
BellSouth Corp.
4.240% due 04/26/2021	8,700	8,651

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,109

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,246
9.875% due 10/15/2007	4,185	4,195

Embarq Corp.
7.082% due 06/01/2016	4,600	4,776

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,634

Midwest Generation LLC
8.300% due 07/02/2009	10,119	10,296

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,919

		113,826

Total Corporate Bonds & Notes (Cost $937,381)		945,802

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,475	45,642

Total Convertible Bonds (Cost $45,041)		45,642

MUNICIPAL BONDS & NOTES 0.3%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,140	3,149

See Accompanying Notes	Semiannual Report	September 30, 2007	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	$2,500	$2,537

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,410

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,570	1,577

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	4,593

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	763
6.125% due 06/01/2032	740	747

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	405	425

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,300	6,202

Total Municipal Bonds & Notes (Cost $25,648)		28,403

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	61,000	60,199

Total Commodity Index-Linked Notes (Cost $61,000)		60,199

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
4.293% due 08/01/2035	406	411
4.579% due 07/01/2035	588	599
4.643% due 04/01/2035	1,163	1,164
4.666% due 05/01/2035	1,553	1,538
4.842% due 06/01/2033	337	341
5.000% due 06/25/2027 - 07/01/2037	78,691	75,424
5.000% due 08/01/2035 - 03/01/2036 (h)	15,666	14,971
5.261% due 03/25/2036	3,686	3,672
5.500% due 02/01/2033 - 10/01/2037	6,036,377	5,913,169
5.500% due 01/01/2035 - 04/01/2037 (h)	59,774	58,637

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 07/01/2036 - 10/01/2037	$548,884	$549,665
6.000% due 08/01/2036 - 03/01/2037 (h)	44,751	44,832
6.205% due 09/01/2044	3,167	3,197
6.206% due 10/01/2044	3,377	3,407
7.187% due 10/01/2031	562	568

Federal Housing Administration
7.430% due 12/01/2020	70	71

Freddie Mac
5.000% due 01/15/2024 - 09/01/2037	26,718	25,715
5.300% due 01/09/2012	30,000	30,280
5.411% due 09/25/2031	1,854	1,854
5.500% due 05/15/2016	10,917	11,009
6.000% due 09/01/2035 - 07/01/2037	143,002	143,211
6.102% due 12/15/2030	6,690	6,696
6.205% due 10/25/2044	10,063	10,036
6.500% due 01/25/2028	70	72
7.000% due 10/15/2030	311	310

Ginnie Mae
5.500% due 12/15/2036 - 10/01/2037	126,809	125,069
6.500% due 05/15/2028 - 04/15/2031	1,198	1,229

Total U.S. Government Agencies (Cost $7,007,925)		7,027,147

U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,392,722	1,346,916
1.625% due 01/15/2015	346,467	331,580
1.875% due 07/15/2013	853,968	840,626
1.875% due 07/15/2015	618,338	602,155
2.000% due 04/15/2012	117,487	116,670
2.000% due 01/15/2014	1,252,796	1,235,180
2.000% due 07/15/2014	406,667	401,297
2.000% due 01/15/2026	612,276	584,916
2.375% due 01/15/2017	6,714	6,764
2.375% due 01/15/2025	1,279,186	1,290,879
2.375% due 01/15/2027	363,750	368,297
2.500% due 07/15/2016	304,997	310,763
3.000% due 07/15/2012	1,259,866	1,311,639
3.375% due 01/15/2012	67,390	70,886
3.375% due 04/15/2032	27,108	33,119
3.500% due 01/15/2011	409,533	427,515
3.625% due 04/15/2028	963,005	1,173,362
3.875% due 01/15/2009	401,655	410,002
3.875% due 04/15/2029	667,294	847,568
4.250% due 01/15/2010	664,606	696,227

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Bonds
5.375% due 02/15/2031	$700	$743

Total U.S. Treasury Obligations (Cost $12,267,654)		12,407,104

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.614% due 02/20/2036	44,550	44,144

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	43,902	43,204
4.550% due 08/25/2035	24,185	24,126
4.613% due 01/25/2034	3,983	4,026
4.779% due 01/25/2034	2,269	2,289
4.879% due 01/25/2035	8,932	8,833
6.282% due 11/25/2030	423	422

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,449	2,386
4.248% due 08/25/2035	10,366	10,126
4.748% due 08/25/2035	12,376	12,256
4.900% due 12/25/2035	2,628	2,618

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	12,502	12,246

GSR Mortgage Loan Trust
4.540% due 09/25/2035	33,308	32,990

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	2,012	1,978
5.836% due 06/20/2035	1,196	1,173

Mellon Residential Funding Corp.
5.787% due 12/15/2030	683	677
5.986% due 10/20/2029	381	382

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,051	3,034

Washington Mutual, Inc.
4.229% due 03/25/2034	806	801
5.391% due 11/25/2045	7,698	7,578
5.527% due 02/27/2034	3,411	3,393

Total Mortgage-Backed Securities (Cost $217,973)		218,682

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities, Inc.
5.461% due 01/25/2036	1,618	1,596
5.581% due 03/25/2043	187	186

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	162	158

First USA Credit Card Master Trust
5.774% due 04/18/2011	2,000	2,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.251% due 12/25/2035	$1,737	$1,734

GSR Mortgage Loan Trust
5.231% due 11/25/2030	703	696

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036	1,147	1,145

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	3,323	3,316

Lehman XS Trust
5.211% due 07/25/2046	6,872	6,847
5.221% due 05/25/2046	1,493	1,487

Long Beach Mortgage Loan Trust
5.191% due 05/25/2046	2,715	2,712
5.221% due 01/25/2046	2,066	2,060

MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036	599	598

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	7,910	7,867
5.191% due 04/25/2037	750	748
5.211% due 01/25/2037	454	454

Morgan Stanley ABS Capital I
5.201% due 03/25/2036	4,066	4,051

Nelnet Student Loan Trust
5.220% due 12/22/2014	1,372	1,371

New Century Home Equity Loan Trust
5.201% due 08/25/2036	6,498	6,474

Residential Asset Securities Corp.
5.201% due 04/25/2036	575	574
5.201% due 07/25/2036	7,904	7,878
5.211% due 01/25/2036	1,085	1,085
5.221% due 01/25/2036	260	260

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	60	60

SACO I, Inc.
5.191% due 05/25/2036	3,338	3,244

SLM Student Loan Trust
5.360% due 01/25/2018	1,158	1,159
5.370% due 01/26/2015	378	378

Soundview Home Equity Loan Trust
5.191% due 12/25/2036	1,048	1,041

Specialty Underwriting & Residential Finance
5.211% due 12/25/2036	4,071	4,046

Total Asset-Backed Securities (Cost $65,548)		65,226

See Accompanying Notes	Semiannual Report	September 30, 2007	11

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		$9,500	$10,355

Total Sovereign Issues (Cost $10,284)			10,355

FOREIGN CURRENCY-DENOMINATED ISSUES 6.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,756

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,004	25,294
4.250% due 12/01/2021		2,698	3,420

France Government Bond (d)
1.600% due 07/25/2011	EUR	6,419	8,980
1.600% due 07/25/2015		3,191	4,390
3.150% due 07/25/2032		6,819	11,377

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,905
5.500% due 09/15/2066	GBP	12,450	23,831
5.500% due 09/15/2067	EUR	500	695
6.500% due 09/15/2067	GBP	30,600	62,319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,172	3,099
4.250% due 08/01/2014		1,700	2,413

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	2,995,980	25,320
1.100% due 12/10/2016		10,628,020	91,539
1.200% due 06/10/2017		32,109,750	277,489

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	209

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,077

Pylon Ltd.
6.224% due 12/18/2008	EUR	21,850	31,361
8.624% due 12/18/2008		40,700	58,939

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,000	7,350

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,141
4.000% due 12/01/2008		37,000	6,994

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	291
2.500% due 05/20/2009		12,200	65,501

Total Foreign Currency- Denominated Issues (Cost $691,949)			734,690

	SHARES	V ALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,825	$2,839

Total Preferred Stocks (Cost $2,903)		2,839

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.9%
Abbey National Treasury Services PLC
5.670% due 07/02/2008	$96,900	96,939

Nordea Bank Finland PLC
5.282% due 12/01/2008	5,500	5,492

Societe Generale NY
5.269% due 06/30/2008	1,500	1,501

		103,932

COMMERCIAL PAPER 1.6%
Freddie Mac
4.000% due 10/01/2007	183,500	183,500

REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	1,283	1,283

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $1,145 and Freddie Mac 5.200% due 03/05/2019 valued at $166. Repurchase proceeds are $1,283.)

U.S. TREASURY BILLS 0.8%
3.815% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	94,765	93,776

Total Short-Term Instruments (Cost $382,701)		382,491

PURCHASED OPTIONS (k) 0.3%
(Cost $23,792)		30,186

Total Investments (g) 191.8% (Cost $21,853,814)		$22,075,176

Written Options (l) (0.3%) (Premiums $31,031)		(32,460)

Other Assets and Liabilities (Net) (91.5%)		(10,530,323)

Net Assets 100.0%		$11,512,393

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $27,218 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $11,129 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $271,809 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007, was $108,852 at a weighted average interest rate of 5.49%. On September 30, 2007 securities valued at $112,708 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $46,025 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,660	$2,678
90-Day Euribor June Futures	Long	06/2009	190	216
90-Day Euribor March Futures	Long	03/2009	159	186
90-Day Euribor September Futures	Short	09/2008	627	163
90-Day Eurodollar December Futures	Long	12/2007	354	70
90-Day Eurodollar December Futures	Long	12/2008	1,521	453
90-Day Eurodollar June Futures	Short	06/2008	1,308	(1,666)
90-Day Eurodollar June Futures	Long	06/2009	2,142	1,463
90-Day Eurodollar March Futures	Short	03/2008	3,734	(1,478)
90-Day Eurodollar March Futures	Long	03/2009	2,495	1,852
90-Day Eurodollar September Futures	Short	09/2008	2,592	(2,720)
90-Day Eurodollar September Futures	Long	09/2009	1,410	380
Canada Government 10-Year Bond December Futures	Long	12/2007	22	20
Euro-Bund 10-Year Bond December Futures	Short	12/2007	834	(410)
Euro-Bund December Futures Call Options Strike @ EUR 125.000	Long	12/2007	31	0
Euro-Schatz December Futures	Long	12/2007	227	(19)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	227	0
Japan Government 10-Year Bond December Futures	Short	12/2007	132	696
U.S. Treasury 2-Year Note December Futures	Long	12/2007	275	56
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,394	689
U.S. Treasury 10-Year Note December Futures	Short	12/2007	1,941	(154)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	11,400	(214)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	688	106
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	978
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	362	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(397)

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Schedule of Investments  Real Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	405	$15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	639

				$3,615

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$88,650	$(739)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	13,000	(23)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,400	(129)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	15,000	955
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	1,200	132
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	7,000	918
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	(13)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	(16)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	4
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,900	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	36
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	11,600	(229)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	26,400	(75)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	2,500	(7)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	7,000	103

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$47,010	$(348)
Bear Stearns & Co., Inc.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	7,200	(107)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,300	18
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	600	10
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	3,200	43
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	3,200	54
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	5,700	15
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	26,100	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	29,400	446
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	4,900	97
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	4,400	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	219
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,200	(16)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	3,100	(10)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	9,000	(25)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	9,600	129
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,900	(36)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	(17)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	(5)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	19,000	(27)

See Accompanying Notes	Semiannual Report	September 30, 2007	15

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	$19,000	$41
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	2,200	(42)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	1,100	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,200	(133)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	6
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	9,300	1,024
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	18,000	(11)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	10,330	327
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,600	(65)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	800	(10)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,600	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,100	231
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,100	236
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,700	(51)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	0.250%		12/20/2007	1,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	$17,300	$11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	24,800	(499)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	22,300	520
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	15,190	444
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	8,000	100
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	16
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,700	(1,108)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	12,130	365
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	18,600	2,042
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	5,000	69
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	(6)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,700	696
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	1,800	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,600	(25)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	2,100	29
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,200	162
Royal Bank of Scotland Group PLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	10,000	(530)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	7,000	(53)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	58
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	32,100	(557)

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	$1,500	$(67)
UBS Warburg LLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)

							$4,214

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	162,100	$(96)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,200	25
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		145,000	(64)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		53,500	(397)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,900	182
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(1,510)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		614,500	(102)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	101
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(268)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		169,500	(107)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		21,200	35
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(153)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	47,600	(589)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		277,300	(3,183)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(378)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(121)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(383)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		5,200	(62)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(175)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	837
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	174
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(104)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(23)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012	EUR	17,000	$142
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		500	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,192
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,082
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	438
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(26)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.098%	09/28/2012		33,000	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	761
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	73
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(19)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(211)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(46)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	266
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(99)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(363)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	22
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	7,771

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	5,900	$(43)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	401
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	206
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	56
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(139)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(5,075)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,908)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(1,604)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		30,600	(590)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	2,966
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(439)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,366
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		96,600	115
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	1,391
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	6,956
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(369)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	(323)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		17,000	(121)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(210)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	20,330,000	(2,282)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,920,000	(217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,290,000	(170)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		33,800,000	340
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	489
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	(9)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,909,100	(2,161)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		291,700	(112)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		632,300	(618)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	271,900	$(338)
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	(148)
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	(50)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$13,000	(79)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(1,093)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		238,350	3,160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		277,800	8,545
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,500	(58)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	819
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		116,600	(4,841)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	133
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,900	(51)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		210,600	2,960
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		468,700	13,884
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		37,000	(1,114)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(3,753)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(5,926)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		106,900	4,116
Goldman Sach s & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		126,700	1,677
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		264,300	1,217
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		28,700	830
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		98,800	(4,253)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,200	(217)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		14,600	966
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		170,900	5,339
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		206,300	(8,523)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	16,087
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,100	(1,531)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,411)

							$27,245

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	4,942	$93	$77
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	1,684	32	26
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	2,773	53	43
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	5,046	95	79
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	1,654	30	26
Call - CBOT U.S. Treasury 30-Year Note December Futures	138.000	11/20/2007	2,859	54	45

				$357	$296

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,270	$4,610
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	87,900	524	217
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	589	1,028

							$4,383	$5,855

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	$4,807	$1,087
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	11,292
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	1,781	4,705
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	519
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	4,285
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,147

						$18,982	$24,035

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010	$90.500	12/27/2007	$300,000	$70	$0

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	704	$362	$264
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	297	78	78
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	297	55	55

				$495	$397

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,300	$1,317	$1,581
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	871
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	1,986
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,448	1,095
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	3,405
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	1,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	254,000	3,124	3,564
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	175,800	513	207
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	822
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	5,680
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	6,851

							$26,809	$27,939

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$31,000	$152	$190
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	31,000	152	30
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,300	59	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,300	59	41
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	13,000	70	13
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	13,000	60	80

							$552	$436

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Real Return Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$324
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	3,364

				$3,175	$3,688

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$28,117	$28,396	0.25%

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037		$69,000	$65,960	$65,819
Fannie Mae	5.500%	11/01/2037		3,475,300	3,403,266	3,401,992
Freddie Mac	5.000%	10/01/2037		21,800	20,883	20,795
Freddie Mac	6.000%	10/01/2037		143,000	144,117	143,156
Ginnie Mae	5.500%	10/01/2037		127,000	125,532	125,234
Republic of Germany	5.625%	01/04/2028	EUR	8,400	13,079	14,054
Treasury Inflation Protected Securities	2.000%	01/15/2016		$28,401	27,767	27,928
Treasury Inflation Protected Securities	2.375%	04/15/2011		122,408	123,132	123,311
Treasury Inflation Protected Securities	2.625%	07/15/2017		54,094	55,480	56,170
Treasury Inflation Protected Securities	3.625%	01/15/2008		2,446	2,449	2,468
U.S. Treasury Bonds	4.750%	08/15/2017		101,500	103,045	103,794
U.S. Treasury Bonds	4.750%	02/15/2037		49,600	49,988	49,327
U.S. Treasury Bonds	5.375%	02/15/2031		700	740	750
U.S. Treasury Notes	3.125%	09/15/2008		177,200	175,482	176,221
U.S. Treasury Notes	3.375%	02/15/2008		147,500	147,073	147,957
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,870	21,281
U.S. Treasury Notes	4.125%	08/31/2012		123,600	123,054	123,795
U.S. Treasury Notes	4.250%	08/15/2014		3,700	3,668	3,702
U.S. Treasury Notes	4.500%	02/15/2016		108,600	109,033	109,487
U.S. Treasury Notes	4.625%	11/15/2016		125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014		201,500	206,380	210,102
U.S. Treasury Notes	4.875%	08/15/2016		123,550	128,064	127,483
U.S. Treasury Notes	5.125%	05/15/2016		71,300	74,559	75,863

					$5,251,615	$5,258,700

(3) Market value includes $14,557 of interest payable on short sales.

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	338	10/2007	$0	$(8)	$(8)
Buy	BRL	261,343	10/2007	4,186	0	4,186
Sell		261,343	10/2007	0	(5,199)	(5,199)
Buy		149,049	11/2007	3,104	0	3,104
Buy		217,373	03/2008	3,723	0	3,723
Sell	CAD	27,482	11/2007	0	(532)	(532)
Sell	CHF	10,851	12/2007	0	(330)	(330)
Buy	CNY	842,319	01/2008	1,089	0	1,089
Sell		842,319	01/2008	2	(216)	(214)
Buy		942,305	03/2008	578	0	578
Sell		942,305	03/2008	0	(592)	(592)
Sell	EUR	125,750	10/2007	0	(7,730)	(7,730)
Sell	GBP	92,570	11/2007	0	(3,200)	(3,200)
Sell	JPY	54,717,827	10/2007	870	(2,341)	(1,471)
Buy	KRW	2,142,640	01/2008	2	(2)	0
Buy		35,331,252	05/2008	962	0	962
Buy	MXN	1,309,150	03/2008	18	(1,486)	(1,468)
Buy		1,675,331	07/2008	200	(29)	171
Buy	MYR	50,575	05/2008	0	(17)	(17)
Sell	NZD	9,977	10/2007	0	(113)	(113)
Buy	PLN	130,931	07/2008	2,338	0	2,338
Buy	RUB	40,606	12/2007	76	0	76
Buy		1,373,311	01/2008	1,266	0	1,266
Buy		17,945	07/2008	6	0	6
Buy	SEK	379	12/2007	4	0	4
Sell		55,272	12/2007	0	(568)	(568)
Buy	SGD	66,992	10/2007	941	0	941
Sell		66,467	10/2007	0	(928)	(928)
Buy		3,032	02/2008	25	0	25
Buy		65,676	05/2008	912	0	912

				$20,302	$(23,291)	$(2,989)

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class A
09/30/2007+	$10.89	$0.36	$(0.03)	$0.33	$(0.33)	$0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
Class B
09/30/2007+	$10.89	$0.32	$(0.03)	$0.29	$(0.29)	$0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
Class C
09/30/2007+	$10.89	$0.33	$(0.02)	$0.31	$(0.31)	$0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

26	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.33)	$10.89	3.17%	$2,716,408	0.91	%*	0.90	%*	6.64	%*	252%
(0.01)	(0.42)	10.89	4.53	2,880,617	0.90		0.90		3.16		480
0.00	(0.65)	10.82	0.35	3,428,636	0.90		0.90		4.31		388
0.00	(0.70)	11.42	3.00	3,327,325	0.90		0.90		3.11		369
0.00	(0.86)	11.79	11.24	2,503,472	0.90		0.90		2.85		308
0.00	(0.63)	11.42	17.46	1,482,474	0.91		0.90		3.97		191

$0.00	$(0.29)	$10.89	2.79%	$642,289	1.66	%*	1.65	%*	5.96	%*	252%
(0.01)	(0.34)	10.89	3.76	737,160	1.65		1.65		2.52		480
0.00	(0.57)	10.82	(0.40)	1,013,934	1.65		1.65		3.67		388
0.00	(0.62)	11.42	2.23	1,257,959	1.65		1.65		2.51		369
0.00	(0.77)	11.79	10.41	1,279,605	1.65		1.65		2.18		308
0.00	(0.54)	11.42	16.59	1,109,107	1.66		1.65		3.21		191

$0.00	$(0.31)	$10.89	2.91%	$1,319,406	1.41	%*	1.40	%*	6.20	%*	252%
(0.01)	(0.36)	10.89	4.02	1,493,749	1.40		1.40		2.81		480
0.00	(0.59)	10.82	(0.15)	2,188,960	1.40		1.40		3.88		388
0.00	(0.65)	11.42	2.48	2,451,603	1.40		1.40		2.67		369
0.00	(0.80)	11.79	10.69	2,088,573	1.40		1.40		2.39		308
0.00	(0.57)	11.42	16.88	1,464,288	1.41		1.40		3.44		191

Semiannual Report	September 30, 2007	27

Statement of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$22,075,176
Cash	49,250
Foreign currency, at value	138,604
Receivable for investments sold	6,201,126
Receivable for investments sold on a delayed-delivery basis	124,455
Receivable for Fund shares sold	64,816
Interest and dividends receivable	114,594
Variation margin receivable	3,018
Swap premiums paid	77,371
Unrealized appreciation on foreign currency contracts	20,302
Unrealized appreciation on swap agreements	97,334
Other assets	5,640
28,971,686
Liabilities:
Payable for the reverse repurchase agreements	$109,151
Payable for investments purchased	5,242,690
Payable for investments purchased on a delayed-delivery basis	6,635,120
Payable for short sales	5,258,700
Payable for Fund shares redeemed	26,131
Dividends payable	3,735
Written options outstanding	32,460
Accrued investment advisory fee	2,108
Accrued administration fee	2,516
Accrued distribution fee	948
Accrued servicing fee	1,031
Variation margin payable	601
Swap premium received	54,929
Unrealized depreciation on foreign currency contracts	23,291
Unrealized depreciation on swap agreements	65,875
17,459,286
Net Assets	$11,512,400
Net Assets Consist of:
Paid in capital	$11,798,420
Undistributed net investment income	7,189
Accumulated undistributed net realized (loss)	(560,712)
Net unrealized appreciation	267,503
$11,512,400
Net Assets:
Class A	$2,716,408
Class B	642,289
Class C	1,319,406
Other Classes	6,834,297
Shares Issued and Outstanding:
Class A	249,389
Class B	58,968
Class C	121,133
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$10.89
Class B	10.89
Class C	10.89
Cost of Investments Owned	$21,853,814
Cost of Foreign Currency Held	$136,981
Proceeds Received on Short Sales	$5,251,615
Premiums Received on Written Options	$31,031

28	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2007 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$435,993
Dividends	111
Miscellaneous income	89
Total Income	436,193

Expenses:
Investment advisory fees	14,360
Administration fees	17,155
Distribution fees - Class B	2,517
Distribution fees - Class C	3,401
Servicing fees - Class A	3,436
Servicing fees - Class B	839
Servicing fees - Class C	1,701
Distribution and/or servicing fees - Other Classes	1,755
Trustees’ fees	20
Interest expense	349
Miscellaneous expense	11
Total Expenses	45,544

Net Investment Income	390,649

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(120,577)
Net realized (loss) on futures contracts, written options and swaps	(55,619)
Net realized (loss) on foreign currency transactions	(15,732)
Net change in unrealized appreciation on investments	156,105
Net change in unrealized appreciation on futures contracts, written options and swaps	10,584
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,476)
Net (Loss)	(27,715)

Net Increase in Net Assets Resulting from Operations	$362,934

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
(Decrease) in Net Assets from:

Operations:
Net investment income	$390,649	$444,545
Net realized (loss)	(191,928)	(79,479)
Net change in unrealized appreciation	164,213	256,092
Net increase resulting from operations	362,934	621,158
Distributions to Shareholders:
From net investment income
Class A	(86,573)	(98,381)
Class B	(18,778)	(21,086)
Class C	(39,703)	(49,499)
Other Classes	(224,144)	(264,920)
From net realized capital gains
Class A	0	(21,662)
Class B	0	(5,705)
Class C	0	(11,917)
Other Classes	0	(49,337)
Tax basis return of capital
Class A	0	(3,493)
Class B	0	(957)
Class C	0	(2,014)
Other Classes	0	(8,271)

Total Distributions	(369,198)	(537,242)
Fund Share Transactions:
Receipts for shares sold
Class A	373,564	877,432
Class B	5,232	12,415
Class C	55,003	148,907
Other Classes	1,081,202	2,699,870
Issued as reinvestment of distributions
Class A	60,354	88,030
Class B	12,658	18,762
Class C	24,817	40,063
Other Classes	201,047	294,942
Cost of shares redeemed
Class A	(596,657)	(1,530,773)
Class B	(111,021)	(312,318)
Class C	(251,003)	(892,652)
Other Classes	(1,261,701)	(3,736,126)
Net (decrease) resulting from Fund share transactions	(406,505)	(2,291,448)
Fund Redemption Fee	34	96
Total (Decrease) in Net Assets	(412,735)	(2,207,436)
Net Assets:
Beginning of period	11,925,135	14,132,571
End of period*	$11,512,400	$11,925,135

*Including undistributed (overdistributed) net investment income of:	$7,189	$(14,262)

30	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of

Semiannual Report	September 30, 2007	31

Notes to Financial Statements  (Cont.)

Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into,

32	PIMCO Funds

(Unaudited) September 30, 2007

and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report	September 30, 2007	33

Notes to Financial Statements  (Cont.)

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar

(h) Foreign Currency Transactions  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure

34	PIMCO Funds

(Unaudited) September 30, 2007

to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Fund may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust

Semiannual Report	September 30, 2007	35

Notes to Financial Statements  (Cont.)

agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, the Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, the Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while the Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

36	PIMCO Funds

(Unaudited) September 30, 2007

(p) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Semiannual Report	September 30, 2007	37

Notes to Financial Statements  (Cont.)

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(t) Bridge Debt Commitments  At the period ended September 30, 2007, the Real Return Fund had $15,947,426 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage

38	PIMCO Funds

(Unaudited) September 30, 2007

dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Fund on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Fund and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Fund for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement on the Fund’s annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Semiannual Report	September 30, 2007	39

Notes to Financial Statements  (Cont.)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.20%	0.20%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,231,827 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

40	PIMCO Funds

(Unaudited) September 30, 2007

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$49,022,203	$44,529,054	$1,290,356	$374,584

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	6,610	$305,000	$5,303
Sales	4,802	1,381,000	31,740
Closing Buys	(312)	(305,000)	(3,069)
Expirations	(7,136)	(0)	(2,237)
Exercised	(2,666)	(0)	(706)
Balance at 09/30/2007	1,298	$1,381,000	$31,031

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	34,873	$373,564	81,254	$877,432
Class B	489	5,232	1,149	12,415
Class C	5,132	55,003	13,777	148,907
Other Classes	101,276	1,081,202	250,430	2,699,870
Issued as reinvestment of distributions
Class A	5,655	60,354	8,127	88,030
Class B	1,187	12,658	1,733	18,762
Class C	2,326	24,817	3,700	40,063
Other Classes	18,836	201,047	27,228	294,942
Cost of shares redeemed
Class A	(55,611)	(596,657)	(141,838)	(1,530,773)
Class B	(10,387)	(111,021)	(28,927)	(312,318)
Class C	(23,468)	(251,003)	(82,673)	(892,652)
Other Classes	(118,222)	(1,261,701)	(345,461)	(3,736,126)
Net (decrease) resulting from Fund share transactions	(37,914)	$(406,505)	(211,501)	$(2,291,448)

42	PIMCO Funds

(Unaudited) September 30, 2007

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
$265,680	$(44,318)	$221,362

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

44	PIMCO Funds

P rivacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2007	45

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes

46	PIMCO Funds

available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with

Semiannual Report	September 30, 2007	47

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund

48	PIMCO Funds

expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2007	49

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

50	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689SA_19347

Share Classes Institutional and Administrative	Semiannual Report September 30, 2007

Strategic Markets Bond Funds

All Asset Fund

All Asset All Authority Fund

European StocksPLUS®TR Strategy Fund

Far East (ex-Japan) StocksPLUS®TR Strategy Fund

Fundamental IndexPLUSTM Fund

Fundamental IndexPLUSTMTR Fund

International StocksPLUS®TR Strategy Fund

(Unhedged)

International StocksPLUS®TR Strategy Fund

(U.S. Dollar-Hedged)

Japanese StocksPLUS®TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

Small Cap StocksPLUS®TR Fund

StocksPLUS® Long Duration Fund

StocksPLUS®Total Return Fund

StocksPLUS®TR Short Strategy Fund

CommodityRealReturn Strategy Fund®

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		28
Consolidated Statement of Assets and Liabilities		31
Statements of Operations		32
Consolidated Statement of Operations		35
Statements of Changes in Net Assets		36
Consolidated Statements of Changes in Net Assets		40
Statement of Cash Flows		41
Notes to Financial Statements		134
Privacy Policy		150
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements and Approval of Investment Advisory Contract and Administration Agreement for PIMCO StocksPLUS® Long Duration Fund		151

FUND	Fund Summary	Schedules of Investments

All Asset Fund	4	42
All Asset All Authority Fund	5	43
European StocksPLUS® TR Strategy Fund	6	44
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	7	48
Fundamental IndexPLUS™ Fund	8	54
Fundamental IndexPLUS™ TR Fund	9	62
International StocksPLUS® TR Strategy Fund (Unhedged)	10	69
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	74
Japanese StocksPLUS® TR Strategy Fund	12	82
Real Return Asset Fund	13	89
RealEstateRealReturn Strategy Fund	14	96
Small Cap StocksPLUS® TR Fund	15	102
StocksPLUS® Long Duration Fund	16	107
StocksPLUS® Total Return Fund	17	110
StocksPLUS® TR Short Strategy Fund	18	117
CommodityRealReturn Strategy Fund®	19	123

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Strategic Markets Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

■

Global equities generally gained during the period, with the S&P 500 Index returning 8.44% and the European Blue Chip 50 Index (USD Hedged) returning 7.95%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 6.11% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75%.

■

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks are contained in the Funds’ prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): All Asset Fund (12/02), Fundamental IndexPLUS™ Fund (6/05), Fundamental IndexPLUS™ TR Fund (6/05), International StocksPLUS® TR Strategy Fund (Unhedged) (11/06) and CommodityRealReturn Strategy Fund® (2/03). All other Funds in this Semiannual Report do not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Strategic Markets Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	3

PIMCO All Asset Fund	Institutional Class	PAAIX
	Administrative Class	PAALX

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	22.2%
Emerging Local Bond Fund	14.4%
Developing Local Markets Fund	14.4%
Real Return Asset Fund	10.9%
Other	38.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	4.57%	9.20%	10.54%	11.35%
PIMCO All Asset Fund Administrative Class	4.44%	8.95%	10.26%	11.08%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.47%	5.32%	4.87%	5.69%
Consumer Price Index + 500 Basis Points	4.09%	8.00%	8.12%	8.12%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	14.18%	12.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.855% for the Institutional Class shares and 1.105% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,045.67	$1,044.35	$1,024.00	$1,022.75
Expenses Paid During Period†	$1.02	$2.30	$1.01	$2.28

† For each class of the Fund, expenses are equal to the net expense ratio for the class (0.195% for Institutional Class, 0.445% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Fund are currently capped at 0.64% of total assets.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

»	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

»

An allocation to commodities exposure, through the PIMCO Commodity RealReturn Strategy Fund®, added to performance. However, decreasing the allocation over the period was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

»	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	Exposure to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, though negligible exposure added to asset allocation decisions.

»	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

»	Some exposure to equity strategies benefited performance due to strong returns domestically and internationally; however, low equity exposure in the Fund detracted from allocation decisions.

»	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

4	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund
	Institutional Class	PAUIX

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	15.5%
StocksPLUS® TR Short Strategy Fund	13.3%
Emerging Local Bond Fund	12.8%
Developing Local Markets Fund	11.6%
Real Return Asset Fund	7.8%
Other	39.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	4.66%	9.40%	8.63%
S&P 500 Index	8.44%	16.44%	12.04%
Consumer Price Index + 650 Basis Points	4.86%	9.62%	9.99%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	11.49%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 2.63% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,046.58	$1,013.45
Expenses Paid During Period†	$11.82	$11.63

† Expenses are equal to the net annualized expense ratio of 2.31% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

»	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

»

Decreasing the allocation exposure to commodities, through the PIMCO Commodity RealReturn Strategy Fund®, was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

»	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

»	Short exposure to equity strategies up until the final month of the period detracted from performance and allocation decisions due to strong returns domestically and internationally.

»	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Semiannual Report	September 30, 2007	5

PIMCO European StocksPLUS® TR Strategy Fund
	Institutional Class	PESIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	65.0%
Short-Term Instruments	13.3%
Mortgage-Backed Securities	7.7%
Asset-Backed Securities	5.8%
Corporate Bonds & Notes	5.1%
Other	3.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO European StocksPLUS® TR Strategy Fund Institutional Class	8.01%	17.42%	18.12%
European Blue Chip 50 Index (USD Hedged)	7.95%	17.27%	18.55%
Lipper European Region Fund Average	8.72%	27.25%	24.23%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.81% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,080.08	$1,020.25
Expenses Paid During Period†	$4.94	$4.80

† Expenses are equal to the net annualized expense ratio of 0.95% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.68 for Institutional Class Shares based upon the Fund’s actual performance and $4.55 for based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO European StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of fixed-income instruments.

»

The European Blue Chip 50 Index (USD Hedged) posted a total return of 7.95% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund.

»	Duration exposure in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (10 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions against the U.S. dollar benefited performance as the U.S. dollar weakened relative to most currencies.

6	PIMCO Funds	Strategic Markets Funds

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Institutional Class	PEJIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	43.2%
Short-Term Instruments	26.0%
Corporate Bonds & Notes	9.6%
Asset-Backed Securities	9.3%
Mortgage-Backed Securities	7.2%
Other	4.7%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	24.75%	47.33%	21.44%
MSCI All Country Far East (ex-Japan) Hedged USD Index	36.14%	59.17%	26.88%
Lipper Pacific ex-Japan Fund Average	33.16%	59.19%	30.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.76% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,247.45	$1,020.90
Expenses Paid During Period†	$4.61	$4.14

† Expenses are equal to the net annualized expense ratio of 0.80% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.21 for Institutional Class Shares based upon the Fund’s actual performance and $3.79 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income instruments.

»

The MSCI All Country Far East (ex-Japan) Hedged USD Index posted a total return of 36.14% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes.

»

The Fund’s exposure to various Asian equity markets, obtained primarily via swaps on exchange traded funds (ETFs), resulted in lower performance than that of the MSCI All Country Far East (ex-Japan) Hedged USD Index. This component of the Fund’s investment approach contributed substantially to the Fund’s undperformance relative to the Index.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (10 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Semiannual Report	September 30, 2007	7

PIMCO Fundamental IndexPLUS™ Fund	Institutional Class	PFPIX
	Administrative Class	PFPAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	29.8%
Short-Term Instruments	27.4%
Asset-Backed Securities	20.5%
Mortgage-Backed Securities	14.3%
U.S. Government Agencies	6.7%
Other	1.3%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	6.38%	15.85%	13.90%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	6.26%	15.56%	13.61%
FTSE RAFI™ 1000 Index	5.96%	15.68%	14.44%
S&P 500 Index	8.44%	16.44%	13.76%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	7.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.70% for the Institutional Class shares and 0.95% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,063.81	$1,062.57	$1,021.50	$1,020.25
Expenses Paid During Period†	$3.61	$4.90	$3.54	$4.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»

The FTSE RAFI™ 1000 Index posted a total return of 5.96% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund through the Fund’s exposure to swaps on the Enhanced RAFI™ 1000.

»	Duration exposure in the U.S., particularly in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ TR Fund	Institutional Class	PXTIX
	Administrative Class	PXTAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.1%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	6.1%
Mortgage-Backed Securities	5.3%
Other	3.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	6.48%	15.89%	13.24%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	6.36%	15.52%	12.94%
FTSE RAFI™ 1000 Index	5.96%	15.68%	14.44%
S&P 500 Index	8.44%	16.44%	13.76%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	7.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.79% for the Institutional Class shares and 1.04% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,064.79	$1,063.63	$1,020.60	$1,019.35
Expenses Paid During Period†	$4.54	$5.83	$4.45	$5.70

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.88% for Institutional Class, 1.13% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»

The FTSE RAFI™ 1000 Index posted a total return of 5.96% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through the Fund’s exposure to swaps on the Enhanced RAFI™ 1000.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Semiannual Report	September 30, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Institutional Class	PSKIX
	Administrative Class	PSKAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	43.5%
Corporate Bonds & Notes	23.5%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	8.2%
Short-Term Instruments	4.4%
Other	5.6%
*	% of Total Investments as of 09/30/2007

A line graph is not included since the Fund has less than six months of audited financial statements.

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	8.60%	15.56%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	8.37%	15.23%
MSCI EAFE Net Dividend Index (USD Unhedged)	8.72%	16.70%
Lipper International Multi-Cap Core Fund Average	10.15%	17.62%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.64% for the Institutional Class shares and 0.89% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,085.99	$1,083.75	$1,021.25	$1,020.00
Expenses Paid During Period†	$3.91	$5.21	$3.79	$5.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the Class (0.75% for Institutional Class, 1.00% for the Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.66 and $4.96 for Institutional Class and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $3.55 and $4.81 for Institutional Class and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»

The MSCI EAFE Net Dividend Index (USD Unhedged) posted a total return of 8.72% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes and a weak U.S. dollar, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

10	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Institutional Class	PISIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	55.3%
Short-Term Instruments	14.8%
Corporate Bonds & Notes	11.5%
Asset-Backed Securities	6.6%
Mortgage-Backed Securities	6.2%
Other	5.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	3.72%	16.05%	18.34%
MSCI EAFE Net Dividend Hedged USD Index	4.25%	16.53%	18.56%
Lipper International Multi-Cap Core Fund Average	10.15%	26.00%	20.77%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio is as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.77% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,037.25	$1,020.60
Expenses Paid During Period†	$4.48	$4.45

† Expenses are equal to the net annualized expense ratio of 0.88% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.23 for Institutional Class Shares based upon the Fund’s actual performance and $4.19 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a portfolio of fixed-income instruments.

»

The MSCI EAFE Net Dividend Hedged USD Index posted a total return of 4.25% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Semiannual Report	September 30, 2007	11

PIMCO Japanese StocksPLUS® TR Strategy Fund
	Institutional Class	PJSIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	48.8%
Corporate Bonds & Notes	14.3%
Asset-Backed Securities	11.6%
Short-Term Instruments	10.8%
Mortgage-Backed Securities	9.5%
Other	5.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Japanese StocksPLUS® TR Strategy Fund Institutional Class	-2.76%	7.75%	16.42%
MSCI Japan Hedged USD Index	-1.94%	9.12%	18.51%
Lipper Japanese Fund Average	-3.22%	1.79%	10.48%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.93% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$972.40	$1,020.85
Expenses Paid During Period†	$4.09	$4.19

† Expenses are equal to the net annualized expense ratio of 0.83% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.85 for Institutional Class Shares based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Japanese StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives backed by a portfolio of fixed-income instruments.

»

The MSCI Japan Hedged USD Index posted a total return of -1.94% for the six-month period ended September 30, 2007. Unlike many other stock markets, the Japanese stock market experienced weakness over this time period, which detracted from total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

»

Duration exposure and yield curve positioning in the U.S., focused in short to intermediate maturities, was the primary positive contributor to performance as shorter-term U.S. yields (10 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

12	PIMCO Funds	Strategic Markets Funds

PIMCO Real Return Asset Fund
	Institutional Class	PRAIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	57.8%
U.S. Government Agencies	29.8%
Corporate Bonds & Notes	4.7%
Foreign Currency-Denominated Issues	2.8%
Short-Term Instruments	2.5%
Other	2.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (11/12/01)**
PIMCO Real Return Asset Fund Institutional Class	4.13%	3.35%	7.03%	8.49%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	4.47%	3.97%	6.78%	8.21%
Lipper Treasury Inflation Protected Securities Fund Average	3.04%	3.97%	4.53%	5.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,041.30	$1,022.00
Expenses Paid During Period†	$3.06	$3.03

† Expenses are equal to the net annualized expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations.

»

Overweighting Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year Treasury yield declined more than the 30-year yield over the period driven in part by an interest rate reduction by the Federal Reserve.

»	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined while the 30-year yield rose over the period.

»	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

»	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

»	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

Semiannual Report	September 30, 2007	13

PIMCO RealEstateRealReturn Strategy Fund
	Institutional Class	PRRSX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	64.7%
U.S. Government Agencies	24.6%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	3.2%
Short-Term Instruments	2.0%
Other	2.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	-6.88%	2.62%	22.07%
Dow Jones Wilshire Real Estate Investment Trust Index	-8.33%	3.52%	21.07%
Lipper Real Estate Fund Average	-6.55%	6.40%	19.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.74% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$931.20	$1,021.30
Expenses Paid During Period†	$3.57	$3.74

† Expenses are equal to the net annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Returns for Real Estate Investment Trusts (“REITs”) generally declined over the period, which detracted from total return performance, through derivative exposure to the Fund’s benchmark index.

»

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance as TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

»

Overweighting TIPS versus nominal bonds in the second half of the period added to performance, while overweight U.S. duration via an emphasis on U.S. nominal bonds versus TIPS in the first half of the period detracted from performance, as TIPS outperformed nominal bonds over the full period and 10-year U.S. Treasury yields rose in the first half of the period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

»	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined while the 30-year yield rose over the period.

»	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

»	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

14	PIMCO Funds	Strategic Markets Funds

PIMCO Small Cap StocksPLUS® TR Fund
	Institutional Class	PSCSX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	46.1%
Corporate Bonds & Notes	22.8%
Asset-Backed Securities	13.6%
Short-Term Instruments	12.0%
Mortgage-Backed Securities	2.8%
Other	2.7%
*	% of Total Investments as of 09/30/2007

Cumulative Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	1.49%	13.30%	5.90%
Russell 2000® Index	1.19%	12.34%	4.72%
Lipper Specialty Diversified Equity Funds Average	6.35%	13.25%	7.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.69% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,014.91	$1,020.40
Expenses Paid During Period†	$4.63	$4.65

† Expenses are equal to the net annualized expense ratio of 0.92% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.38 for Institutional Class Shares based upon the Fund’s actual performance and $4.39 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

»

The Russell 2000® Index posted a total return of 1.19% for the six-month period ended on September 30, 2007, amid an environment of generally upward movement in stock market indexes, which affected the Fund’s performance through derivative exposure to the Fund’s benchmark index.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Semiannual Report	September 30, 2007	15

PIMCO StocksPLUS® Long Duration Fund
	Institutional Class	PSLDX

Allocation Breakdown*

Short-Term Instruments	66.4%
Corporate Bonds & Notes	15.9%
U.S. Government Agencies	15.6%
Other	2.1%
*	% of Total Investments as of 09/30/2007

A line graph is not included since the Fund has less than six months of audited financial statements.

Cumulative Total Return for the period ended September 30, 2007
Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	3.80%
S&P 500 Index	3.74%
S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR	4.03%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (08/31/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,038.00	$1,022.05
Expenses Paid During Period†	$0.49	$2.98

† Expenses are equal to the net annualized expense ratio of 0.59% for Institutional Class, multiplied by the average account value over the period, multiplied by 30/183 (to reflect the period since the Fund commenced operations on 08/30/07).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index, by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a diversified portfolio of long-term fixed-income instruments.

»	The Fund was launched on August 31, 2007.

»

The S&P 500 Index ended the month of September with a total return of 3.74% on improved market sentiment, bolstered by a 0.50% reduction in the Federal Funds Rate by the Federal Reserve, which enhanced total return performance of the Fund through derivative exposure to the Fund’s benchmark index.

»	Duration positioning was neutral for the month of September. Curve positioning added value as the two- to 30-year yield spread steepened over the one-month period.

»	An underweight to long agencies detracted from relative performance as they outperformed comparable U.S. Treasuries.

»	Exposure to interest rate swaps benefited performance as swap spreads narrowed across all maturities.

»	An out-of-benchmark allocation to mortgage-backed securities benefited performance as mortgages outperformed like-duration U.S. Treasuries for the month of September.

»	Exposure to a basket of emerging markets currencies increased performance as they appreciated versus the U.S. dollar.

»	An underweight to corporates detracted from results as they outperformed comparable U.S. Treasuries.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund
	Institutional Class	PSPTX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	51.0%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	5.1%
Other	1.7%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Institutional Class	7.83%	15.53%	16.32%	12.00%
S&P 500 Index	8.44%	16.44%	15.45%	10.59%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	9.30%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.64% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,078.34	$1,020.20
Expenses Paid During Period†	$4.99	$4.85

† Expenses are equal to the net annualized expense ratio of 0.96% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.73 for Institutional Class Shares based upon the Fund’s actual performance and $4.60 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Semiannual Report	September 30, 2007	17

PIMCO StocksPLUS® TR Short Strategy Fund
	Institutional Class	PSTIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	42.3%
Corporate Bonds & Notes	30.2%
Short-Term Instruments	12.1%
Mortgage-Backed Securities	5.4%
U.S. Treasury Obligations	3.9%
Other	6.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	-3.39%	-5.86%	-1.57%
Inverse of S&P 500 Index	-8.34%	-14.84%	-12.13%
Lipper Dedicated Short Bias Fund Average	-7.66%	-13.83%	-12.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.69% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$966.13	$1,020.50
Expenses Paid During Period†	$4.42	$4.55

† Expenses are equal to the net annualized expense ratio of 0.90% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.18 for Institutional Class Shares based upon the Fund’s actual performance and $4.29 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

»

The inverse of the S&P 500 Index posted a total return of -8.34% for the six-month period ended September 30, 2007. The inverse of the S&P 500 Index declined amid an environment of generally upward movement in stock market indexes.

»	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

»	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

»	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

18	PIMCO Funds	Strategic Markets Funds

PIMCO CommodityRealReturn Strategy Fund®	Institutional Class	PCRIX
	Administrative Class	PCRRX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	53.1%
U.S. Government Agencies	16.5%
Commodity Index-Linked Notes	14.5%
Corporate Bonds & Notes	5.4%
Short-Term Instruments	3.9%
Other	6.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	7.21%	15.99%	16.07%	18.89%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	7.14%	15.84%	15.78%	18.60%
Dow Jones-AIG Commodity Total Return Index	6.11%	16.97%	14.13%	14.93%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	3.63%	4.85%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.75% for the Institutional Class shares and 1.00% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,072.10	$1,071.41	$1,021.25	$1,020.00
Expenses Paid During Period†	$3.89	$5.18	$3.79	$5.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Institutional Class, 1.00% for Administrative Class) multiplied by the average account value over the period, 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.75% for Institutional Class and 1.00% for Administrative Class reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Commodities gained 6.11% during the period as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index. The grains and petroleum sectors contributed to performance, while the livestock and industrial metals sectors weighed on gains.

»

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance during the period as TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»

Overweighting U.S. TIPS versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance, as U.S. TIPS outperformed nominal bonds over the full period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

»	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

»	Increasing exposure to emerging market currencies and locally issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

»	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

Semiannual Report	September 30, 2007	19

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (USD Hedged)	European Blue Chip 50 Index (USD Hedged) is a capitalization-weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed Securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

20	PIMCO Funds	Strategic Markets Funds

Index	Description

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Lehman Brothers Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
09/30/2007+	$12.80	$0.35	$0.23	$0.58	$(0.33)	$0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00
Administrative Class
09/30/2007+	12.78	0.33	0.23	0.56	(0.31)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00

All Asset All Authority Fund
Institutional Class
09/30/2007+	$10.69	$0.22	$0.27	$0.49	$(0.21)	$0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/03 - 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

European StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2007+	$10.32	$0.23	$0.59	$0.82	$(0.15)	$0.00
03/31/2007	11.32	0.47	1.14	1.61	(2.61)	0.00
03/31/2006	9.86	0.40	2.23	2.63	(1.17)	0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2007+	$12.56	$0.29	$2.79	$3.08	$(0.39)	$0.00
03/31/2007	12.09	0.53	2.08	2.61	(2.14)	0.00
03/31/2006	10.67	0.44	2.04	2.48	(1.06)	0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(f) Ratio of expenses to average net assets includes line of credit expense.

(g) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(j) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.225%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.475%.

(n) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.32%.

(o) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.

22	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.33)	$13.05	4.57%	$9,874,984	0.195	%*(l)	0.195	%*(l)	5.37	%*	48%
0.00	(0.80)	12.80	8.04	8,947,098	0.235	(j)	0.235	(j)	6.30		86
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87		56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	0.21	(c)	7.17		92
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	0.23	(c)	6.13		99
0.00	(0.27)	11.23	15.07	152,635	0.19	*(c)	0.19	*(c)	5.50	*	101

0.00	(0.31)	13.03	4.44	138,646	0.445	*(m)	0.445	*(m)	5.09	*	48
0.00	(0.77)	12.78	7.73	184,943	0.485	(j)	0.485	(j)	6.48		86
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52		56
0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	0.46	(d)	7.77		92
0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	0.48	(d)	6.88		99
0.00	(0.01)	11.23	2.73	11	0.44	*(d)	0.44	*(d)	2.28	*	101

$0.00	$(0.21)	$10.97	4.66%	$298,516	2.31	%*(f)(n)	0.24	%*(o)	4.18	%*	50%
0.00	(0.64)	10.69	6.87	298,604	1.80	(f)(k)	0.27	(k)	5.79		128
0.00	(0.64)	10.62	6.87	370,389	1.62	(f)(h)	0.30		6.50		62
0.00	(0.76)	10.53	3.99	155,020	0.76	(f)(h)	0.30		7.58		171
0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(f)(h)	0.30	*(b)	7.14	*	116

$0.00	$(0.15)	$10.99	8.01%	$8,141	0.95	%*	0.80	%*	4.30	%*	333%
0.00	(2.61)	10.32	14.78	7,669	0.89	(h)	0.83	(i)	4.26		905
0.00	(1.17)	11.32	27.31	7,277	0.85		0.85		3.62		598
(0.15)	(1.71)	9.86	10.82	4,133	0.86	(g)	0.86	(g)	1.12		838
(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(e)	0.85	*(e)	(4.48	)*	118

$0.00	$(0.39)	$15.25	24.75%	$28,559	0.80	%*	0.80	%*	4.20	%*	399%
0.00	(2.14)	12.56	22.48	17,382	0.83	(i)	0.83	(i)	4.32		762
0.00	(1.06)	12.09	23.56	29,828	0.87		0.85		3.63		675
0.00	(0.66)	10.67	3.18	8,280	0.85		0.85		1.16		823
0.00	0.00	10.99	9.95	8,007	0.85	*(h)	0.85	*(h)	5.18	*	114

Semiannual Report	September 30, 2007	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental IndexPLUS™ Fund
Institutional Class
09/30/2007+	$10.92	$0.27	$0.43	$0.70	$(0.07)	$0.00
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
09/30/2007+	10.92	0.25	0.43	0.68	(0.05)	0.00
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUS™ TR Fund
Institutional Class
09/30/2007+	$10.46	$0.25	$0.43	$0.68	$(0.06)	$0.00
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
09/30/2007+	10.45	0.24	0.42	0.66	(0.04)	0.00
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
09/30/2007+	$10.21	$0.24	$0.63	$0.87	$(0.26)	$0.00
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00
Administrative Class
09/30/2007+	10.21	0.23	0.62	0.85	(0.25)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2007+	$12.26	$0.28	$0.17	$0.45	$(0.25)	$0.00
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2007+	$13.26	$0.28	$(0.65)	$(0.37)	$(0.13)	$0.00
03/31/2007	13.02	0.53	0.41	0.94	(0.70)	0.00
03/31/2006	10.23	0.44	4.76	5.20	(2.41)	0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

(d) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.

(g) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.07)	$11.55	6.38%	$619,494	0.70	%*	0.70	%*	4.69	%*	12%
0.00	(0.89)	10.92	14.41	487,097	0.65		0.65		4.68		23
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

0.00	(0.05)	11.55	6.26	13	0.95	*	0.95	*	4.42	*	12
0.00	(0.86)	10.92	14.11	13	0.90		0.90		4.22		23
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$0.00	$(0.06)	$11.08	6.48%	$520,278	0.88	%*	0.79	%*	4.67	%*	111%
0.00	(1.38)	10.46	15.57	564,994	0.74		0.74		4.29		464
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

0.00	(0.04)	11.07	6.36	13	1.13	*	1.04	*	4.40	*	111
0.00	(1.36)	10.45	15.23	12	0.99		0.99		4.01		464
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

$0.00	$(0.26)	$10.82	8.60%	$64,188	0.75	%*	0.69	%*	4.65	%*	247%
0.00	(0.42)	10.21	6.41	57,155	0.69	*(e)	0.69	*(e)	4.63	*	197

0.00	(0.25)	10.81	8.37	11	1.00	*	0.94	*	4.41	*	247
0.00	(0.41)	10.21	6.33	11	0.94	*(f)	0.94	*(f)	4.38	*	197

$0.00	$(0.25)	$12.46	3.72%	$569,172	0.88	%*	0.80	%*	4.46	%*	376%
0.00	(1.85)	12.26	14.67	543,706	0.83	(g)	0.82	(g)	4.25		696
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666
0.00	(0.27)	10.77	10.56	17,420	0.85	*(b)	0.85	*(b)	10.86	*	41

$0.00	$(0.13)	$12.76	(2.76)%	$49,450	0.83	%*	0.80	%*	4.33	%*	387%
0.00	(0.70)	13.26	7.61	56,135	0.99	(g)	0.83	(g)	4.20		787
0.00	(2.41)	13.02	52.01	51,360	0.85		0.85		3.57		655
(0.11)	(1.19)	10.23	0.35	8,361	0.86	(d)	0.86	(d)	1.23		743
0.00	(0.05)	11.32	13.70	4,003	0.85	*(c)	0.85	*(c)	16.04	*	56

Semiannual Report	September 30, 2007	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Asset Fund
Institutional Class
09/30/2007+	$11.19	$0.36	$0.09	$0.45	$(0.37)	$0.00
03/31/2007	11.24	0.47	(0.04)	0.43	(0.42)	(0.06)
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)

RealEstateRealReturn Strategy Fund
Institutional Class
09/30/2007+	$7.61	$0.23	$(0.77)	$(0.54)	$(0.40)	$0.00
03/31/2007	9.19	0.29	1.32	1.61	(3.19)	0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

Small Cap StocksPLUS® TR Fund
Institutional Class
09/30/2007+	$10.60	$0.25	$(0.09)	$0.16	$(0.06)	$0.00
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00

StocksPLUS® Long Duration Fund
Institutional Class
08/31/2007 - 09/30/2007+	$10.00	$0.03	$0.35	$0.38	$0.00	$0.00

StocksPLUS® Total Return Fund
Institutional Class
09/30/2007+	$11.87	$0.29	$0.64	$0.93	$(0.19)	$0.00
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)

StocksPLUS® TR Short Strategy Fund
Institutional Class
09/30/2007+	$8.38	$0.19	$(0.48)	$(0.29)	$(0.07)	$0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

CommodityRealReturn Strategy Fund®
Institutional Class
09/30/2007+	$14.60	$0.38	$0.65	$1.03	$(0.40)	$0.00
03/31/2007	14.03	0.42	0.73	1.15	(0.58)	0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00
Administrative Class
09/30/2007+	14.52	0.35	0.67	1.02	(0.39)	0.00
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.

(e) Effective October 1, 2004, the Fund’s advisory fee was reduced to 0.35%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.

(i) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.37)	$11.27	4.13%	$1,737,209	0.60	%*	0.60	%*	6.61	%*	326%
0.00	(0.48)	11.19	3.90	1,362,843	0.60		0.60		4.20		489
0.00	(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		4.42		265
0.00	(1.00)	12.02	5.88	620,391	0.62	(e)	0.62	(e)	3.31		519
0.00	(0.89)	12.34	19.57	277,777	0.66		0.65		2.69		553
0.00	(0.61)	11.14	24.35	70,886	0.68		0.68		4.78		157

$0.00	$(0.40)	$6.67	(6.88)%	$74,933	0.74	%*	0.74	%*	6.54	%*	380%
0.00	(3.19)	7.61	20.17	96,685	0.74		0.74		3.31		538
0.00	(3.17)	9.19	36.18	370,682	0.74		0.74		4.88		337
(0.07)	(4.28)	9.31	10.65	413,326	0.74		0.74		3.76		510
0.00	(0.84)	11.98	29.61	283,084	0.74	*(b)	0.74	*(b)	28.52	*	158

$0.00	$(0.06)	$10.70	1.49%	$23,199	0.92	%*	0.74	%*	4.66	%*	259%
0.00	(0.14)	10.60	7.39	11,307	0.74	*(f)	0.74	*(f)	4.50	*	671

$0.00	$0.00	$10.38	3.80%	$85,292	0.59	%*	0.59	%*	4.31	%*	261%

$0.00	$(0.19)	$12.61	7.83%	$314,141	0.96	%*	0.69	%*	4.69	%*	201%
0.00	(1.26)	11.87	12.24	266,065	0.71	(k)	0.71	(k)	4.53		284
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56		322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39		414
0.00	(0.43)	12.13	38.42	220,622	0.74	(c)	0.74	(c)	0.64		282
0.00	(0.12)	9.10	(7.83)	4,185	0.74	*	0.74	*	1.62	*	398

$0.00	$(0.07)	$8.02	(3.39)%	$130,631	0.90	%*	0.74	%*	4.69	%*	135%
0.00	(0.39)	8.38	(1.14)	156,469	0.74		0.74		4.41		413
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60		667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40		742
0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)	0.74	*(d)	0.62	*	190

$0.00	$(0.40)	$15.23	7.21%	$6,266,620	0.75	%*(l)	0.74	%*(m)	5.26	%*	301%
0.00	(0.58)	14.60	8.46	6,740,635	0.74	(i)	0.74	(i)	2.91		603
(0.82)	(2.77)	14.03	2.29	5,622,373	0.74		0.74		4.18		292
0.00	(1.02)	16.29	10.82	3,524,112	0.74		0.74		2.94		264
0.00	(1.57)	15.72	45.67	1,780,461	0.74		0.74		2.02		290
0.00	(0.86)	12.03	29.33	91,773	0.74	*(g)	0.74	*(g)	4.35	*	492

0.00	(0.39)	15.15	7.14	1,031,978	1.00	*(n)	0.99	*(o)	4.91	*	301
0.00	(0.55)	14.52	8.17	816,554	0.99	(j)	0.99	(j)	2.84		603
(0.82)	(2.75)	13.96	1.99	605,339	0.99		0.99		2.69		292
0.00	(0.98)	16.25	10.63	79,418	0.99		0.99		2.65		264
0.00	(1.56)	15.68	45.14	28,721	0.99		0.99		3.43		290
0.00	0.00	12.03	(6.60)	9	0.99	*(h)	0.99	*(h)	(42.88	)*	492

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.00%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.77%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.

(n) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.

(o) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.01%.

Semiannual Report	September 30, 2007	27

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS®TR Strategy Fund	Far East (ex-Japan) StocksPLUS®TR Strategy Fund

Assets:
Investments, at value	$0	$0	$9,806	$31,394
Investments in Affiliates, at value	13,268,216	955,487	0	0
Repurchase agreements, at value	10,245	588	1,129	4,600
Cash	3,939	603	17	627
Foreign currency, at value	0	0	135	420
Receivable for investments sold	0	0	1,532	9,193
Receivable for investments in Affiliates sold	11,826	3,731	0	0
Receivable for Fund shares sold	22,603	1,255	0	0
Interest and dividends receivable	0	0	31	81
Interest and dividends receivable from Affiliates	37,337	2,176	0	0
Variation margin receivable	0	0	1	6
Manager reimbursement receivable	572	13	0	0
Swap premiums paid	0	0	82	77
Unrealized appreciation on foreign currency contracts	0	0	48	243
Unrealized appreciation on swap agreements	0	0	683	2,031
Other assets	0	0	0	0
	13,354,738	963,853	13,464	48,672

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$0
Payable for investments purchased	0	0	4,159	16,132
Payable for investments in Affiliates purchased	62,562	5,278	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	0	0	513	3,133
Payable for Fund shares redeemed	18,578	2,939	0	0
Payable for line of credit	0	281,437	0	0
Payable to Advisor	0	930	0	0
Dividends payable	0	0	0	0
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	0	28	86
Accrued investment advisory fee	1,680	98	3	10
Accrued administration fee	1,310	120	1	6
Accrued distribution fee	827	70	0	0
Accrued servicing fee	593	68	0	0
Variation margin payable	0	0	2	3
Swap premium received	0	0	118	246
Unrealized depreciation on foreign currency contracts	0	0	411	395
Unrealized depreciation on swap agreements	0	0	88	102
	85,550	290,940	5,323	20,113

Net Assets	$13,269,188	$672,913	$8,141	$28,559

Net Assets Consist of:
Paid in capital	$12,948,226	$668,881	$7,654	$23,639
Undistributed (overdistributed) net investment income	73,300	3,135	(512)	(129)
Accumulated undistributed net realized gain (loss)	(231,660)	(21,501)	691	3,037
Net unrealized appreciation	479,322	22,398	308	2,012
	$13,269,188	$672,913	$8,141	$28,559

Net Assets:
Institutional Class	$9,874,984	$298,516	$8,141	$28,559
Administrative Class	138,646	0	0	0
Other Classes	3,255,558	374,397	0	0

Shares Issued and Outstanding:
Institutional Class	756,541	27,201	741	1,873
Administrative Class	10,638	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.05	$10.97	$10.99	$15.25
Administrative Class	13.03	NA	NA	NA

Cost of Investments Owned	$0	$0	$9,749	$31,193
Cost of Investments in Affiliates Owned	$12,788,894	$933,089	$0	$0
Cost of Repurchase Agreements Owned	$10,245	$588	$1,129	$4,600
Cost of Foreign Currency Held	$0	$0	$132	$412
Proceeds Received on Short Sales	$0	$0	$504	$3,116
Premiums Received on Written Options	$0	$0	$21	$72

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Fundamental IndexPLUS Fund	Fundamental IndexPLUS TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS®TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$619,081	$817,437	$94,784	$1,088,206	$73,401	$3,475,265	$320,777
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	3	26	0	7	1,457	241
3,103	8,824	435	6,550	1,033	8,212	1,366
3,082	55,027	7,077	534,111	24,372	910,513	72,437
0	0	0	0	0	0	0
8	118	5	79	0	1	89
2,393	3,253	352	2,787	201	23,313	1,515
0	0	0	0	0	0	0
169	162	17	73	16	379	50
0	0	61	0	0	0	0
1,577	1,280	131	3,620	190	7,420	2,233
4,218	4,120	504	4,426	453	4,362	317
13,551	11,620	4,226	48,958	2,978	11,770	7,661
0	0	0	0	0	1,242	252
647,182	901,844	107,618	1,688,810	102,651	4,443,934	406,938

$0	$100,124	$6,732	$89,803	$3,100	$0	$0
18,451	110,701	26,465	624,517	41,039	606,204	57,845
0	0	0	0	0	0	0
0	49,455	6,618	5,281	420	1,239,124	138,940
0	48,275	1,326	282,819	7,445	827,110	71,017
4	193	0	512	0	1,539	450
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	9	1
1,634	0	0	91	0	0	0
656	2,602	169	5,170	268	5,874	353
204	231	20	227	18	483	47
113	114	12	143	11	345	33
0	8	0	15	0	0	14
0	11	0	12	0	0	11
407	381	56	155	14	518	4
244	1,854	47	6,916	397	14,677	2,692
1,353	1,724	186	26,795	179	4,075	420
4,598	6,321	45	13,471	310	6,767	1,854
27,664	321,994	41,676	1,055,927	53,201	2,706,725	273,681

$619,518	$579,850	$65,942	$632,883	$49,450	$1,737,209	$133,257

$589,132	$550,598	$61,224	$605,041	$50,498	$1,716,102	$160,073
2,563	1,070	(755)	8,703	508	(1,452)	23,303
14,124	16,093	717	(3,162)	(4,730)	(37,946)	(56,383)
13,699	12,089	4,756	22,301	3,174	60,505	6,264
$619,518	$579,850	$65,942	$632,883	$49,450	$1,737,209	$133,257

$619,494	$520,278	$64,188	$569,172	$49,450	$1,737,209	$74,933
13	13	11	0	0	0	0
11	59,559	1,743	63,711	0	0	58,324

53,640	46,971	5,935	45,696	3,874	154,079	11,227
1	1	1	0	0	0	0

$11.55	$11.08	$10.82	$12.46	$12.76	$11.27	$6.67
11.55	11.07	10.81	NA	NA	NA	NA

$619,968	$816,407	$94,842	$1,080,255	$73,311	$3,430,080	$320,389
$0	$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0
$3,062	$8,584	$428	$6,448	$1,015	$7,981	$1,344
$0	$48,248	$1,309	$282,657	$7,437	$825,532	$70,654
$453	$1,804	$119	$3,704	$194	$5,515	$369

Semiannual Report	September 30, 2007	29

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	Small Cap StocksPLUS®TR Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Assets:
Investments, at value	$38,892	$55,010	$720,045	$194,957
Repurchase agreements, at value	0	47,549	0	0
Cash	5	369	1,986	860
Foreign currency, at value	118	0	3,503	1,637
Receivable for investments sold	2,676	0	119,160	8,710
Receivable for Fund shares sold	0	0	127	2,659
Interest and dividends receivable	158	246	3,045	909
Variation margin receivable	5	0	96	652
Swap premiums paid	37	0	597	251
Unrealized appreciation on foreign currency contracts	160	56	2,346	1,013
Unrealized appreciation on swap agreements	43	900	921	401
	42,094	104,130	851,826	212,049

Liabilities:
Payable for the reverse repurchase agreements	$7,605	$0	$177,626	$44,014
Payable for investments purchased	9,286	17,793	131,180	21,589
Payable for investments purchased on a delayed-delivery basis	42	0	57,162	6,691
Payable for short sales	701	0	66,200	3,348
Payable for Fund shares redeemed	0	0	15,573	0
Written options outstanding	37	45	1,560	642
Accrued investment advisory fee	9	12	139	51
Accrued administration fee	5	9	88	27
Accrued distribution fee	0	0	24	1
Accrued servicing fee	0	0	15	1
Variation margin payable	179	275	2,034	167
Recoupment payable to Manager	1	0	0	0
Swap premium received	37	686	567	275
Unrealized depreciation on foreign currency contracts	72	10	752	472
Unrealized depreciation on swap agreements	4	8	585	110
	17,978	18,838	453,505	77,388

Net Assets	$24,116	$85,292	$398,321	$134,661

Net Assets Consist of:
Paid in capital	$23,644	$83,500	$365,655	$156,333
Undistributed net investment income	535	155	5,446	3,277
Accumulated undistributed net realized gain (loss)	(820)	303	7,919	(24,022)
Net unrealized appreciation (depreciation)	757	1,334	19,301	(927)
	$24,116	$85,292	$398,321	$134,661

Net Assets:
Institutional Class	$23,199	$85,292	$314,141	$130,631
Administrative Class	0	0	0	0
Other Classes	917	0	84,180	4,030

Shares Issued and Outstanding:
Institutional Class	2,168	8,216	24,916	16,281
Administrative Class	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.70	$10.38	$12.61	$8.02
Administrative Class	NA	NA	NA	NA

Cost of Investments Owned	$38,925	$55,043	$721,114	$194,607
Cost of Repurchase Agreements Owned	$0	$47,549	$0	$0
Cost of Foreign Currency Held	$116	$0	$3,405	$1,586
Proceeds Received on Short Sales	$705	$0	$66,010	$3,300
Premiums Received on Written Options	$30	$45	$1,070	$472

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$21,220,166
Cash	46,191
Foreign currency, at value	54,996
Receivable for investments sold	1,373,132
Receivable for investments sold on a delayed-delivery basis	96,325
Receivable for Fund shares sold	21,533
Interest and dividends receivable	103,455
Variation margin receivable	2,642
Swap premiums paid	80,342
Unrealized appreciation on foreign currency contracts	20,624
Unrealized appreciation on swap agreements	89,314
Other assets	15,956
23,124,676

Liabilities:
Payable for the reverse repurchase agreement	$151,136
Payable for investments purchased	1,553,268
Payable for investments purchased on a delayed-delivery basis	8,750,447
Payable for short sales	1,023,364
Payable for Fund shares redeemed	19,177
Written options outstanding	37,921
Accrued investment advisory fee	4,244
Accrued administration fee	2,882
Accrued distribution fee	997
Accrued servicing fee	740
Variation margin payable	806
Swap premium received	36,782
Unrealized depreciation on foreign currency contracts	20,095
Unrealized depreciation on swap agreements	83,684
11,685,543

Net Assets	$11,439,133

Net Assets Consist of:
Paid in capital	$10,956,877
Undistributed net investment income	406,875
Accumulated undistributed net realized (loss)	(703,699)
Net unrealized appreciation	779,080
$11,439,133

Net Assets:
Institutional Class	$6,266,620
Administrative Class	1,031,978
Other Classes	4,140,535

Shares Issued and Outstanding:
Institutional Class	411,326
Administrative Class	68,125

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$15.23
Administrative Class	15.15

Cost of Investments Owned	$20,484,044
Cost of Foreign Currency Held	$54,059
Proceeds Received on Short Sales	$1,017,220
Premiums Received on Written Options	$43,151

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS®TR Strategy Fund	Far East (ex-Japan) StocksPLUS®TR Strategy Fund

Investment Income:
Interest	$185	$22	$209	$483
Dividends	0	0	2	2
Dividends from Affiliate investments	355,885	22,001	0	0
Miscellaneous income	1	8	0	0
Total Income	356,071	22,031	211	485

Expenses:
Investment advisory fees	11,143	675	20	48
Administration fees	8,934	823	12	29
Distribution and/or servicing fees - Administrative Class	214	0	0	0
Distribution and/or servicing fees - Other Classes	9,706	954	0	0
Trustees’ fees	0	0	0	0
Interest expense	2	7,042	6	0
Miscellaneous expense	0	0	0	0
Total Expenses	29,999	9,494	38	77
Reimbursement by Manager	(1,814)	(38)	0	0
Net Expenses	28,185	9,456	38	77

Net Investment Income	327,886	12,575	173	408

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(74)	(83)
Net realized gain (loss) on Affiliate investments	7,926	(2,166)	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	761	3,099
Net realized gain (loss) on foreign currency transactions	0	0	(93)	(6)
Net change in unrealized appreciation (depreciation) on investments	0	0	19	121
Net change in unrealized appreciation on Affiliate investments	219,084	17,688	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	194	1,446
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(357)	(136)
Net Gain (Loss)	227,010	15,522	450	4,441

Net Increase (Decrease) in Net Assets Resulting from Operations	$554,896	$28,097	$623	$4,849

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Fundamental IndexPLUS Fund	Fundamental IndexPLUS TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS®TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$14,882	$17,297	$1,623	$16,298	$1,297	$65,665	$5,601
0	48	0	0	0	0	0
0	0	0	0	0	0	0
4	16	1	245	4	23	2
14,886	17,361	1,624	16,543	1,301	65,688	5,603

1,236	1,683	131	1,539	126	3,170	373
686	821	76	973	75	2,264	262
0	0	0	0	0	0	0
0	121	2	189	0	0	212
1	1	0	1	0	3	0
0	272	19	244	8	0	1
1	1	0	0	0	1	0
1,924	2,899	228	2,946	209	5,438	848
0	0	0	0	0	0	0
1,924	2,899	228	2,946	209	5,438	848

12,962	14,462	1,396	13,597	1,092	60,250	4,755

(69)	(1,233)	(183)	(7,508)	(745)	33,130	(1,484)
0	0	0	0	0	0	0
14,492	25,124	1,272	11,809	(4,155)	(16,923)	(29,478)
163	583	(31)	(9,445)	141	(1,316)	(109)
(1,517)	717	(54)	4,751	177	36,756	827
0	0	0	0	0	0	0
1,469	(5,787)	2,312	23,922	2,345	7,704	11,178
2,805	2,270	332	(15,609)	(67)	(358)	(142)
17,343	21,674	3,648	7,920	(2,304)	58,993	(19,208)

$30,305	$36,136	$5,044	$21,517	$(1,212)	$119,243	$(14,453)

Semiannual Report	September 30, 2007	33

Statements of Operations  (Cont.)

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Small Cap StocksPLUS®TR Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Investment Income:
Interest	$651	$175	$10,418	$4,197
Dividends	1	0	42	17
Miscellaneous income	0	0	19	3
Total Income	652	175	10,479	4,217

Expenses:
Investment advisory fees	57	12	813	368
Administration fees	30	8	526	190
Distribution and/or servicing fees - Other Classes	1	0	273	3
Trustees’ fees	0	0	1	0
Interest expense	21	0	481	121
Miscellaneous expense	1	0	0	1
Total Expenses	110	20	2,094	683
Net Expenses	110	20	2,094	683

Net Investment Income	542	155	8,385	3,534

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(140)	(101)	(881)	(166)
Net realized gain (loss) on futures contracts, written options and swaps	(615)	401	8,823	(8,739)
Net realized gain (loss) on foreign currency transactions	(4)	3	289	61
Net change in unrealized appreciation (depreciation) on investments	(20)	(33)	517	189
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	340	1,321	13,081	(85)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	90	46	1,456	536
Net Gain (Loss)	(349)	1,637	23,285	(8,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$193	$1,792	$31,670	$(4,670)

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$341,209
Dividends	107
Miscellaneous income	186
Total Income	341,502

Expenses:
Investment advisory fees	29,239
Administration fees	19,207
Distribution and/or servicing fees - Administrative Class	1,113
Distribution and/or servicing fees - Other Classes	9,450
Trustees’ fees	20
Interest expense	433
Miscellaneous expense	11
Total Expenses	59,473
Reimbursement by Manager	(1,482)
Net Expenses	57,991

Net Investment Income	283,511

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	67,421
Net realized gain on futures contracts, written options and swaps	128,532
Net realized (loss) on foreign currency transactions	(9,955)
Net change in unrealized appreciation on investments	336,921
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(58,300)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,622)
Net Gain	462,997

Net Increase in Net Assets Resulting from Operations	$746,508

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		European StocksPLUS® TR Strategy Fund

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$327,886	$712,644	$12,575	$40,104	$173	$516
Net realized gain (loss)	0	0	0	0	594	(37)
Net realized gain (loss) on Affiliate investments	7,926	(247,441)	(2,166)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	0	38,870	0	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(144)	594
Net change in unrealized appreciation on Affiliate investments	219,084	394,458	17,688	21,985	0	0
Net increase resulting from operations	554,896	898,531	28,097	44,544	623	1,073

Distributions to Shareholders:
From net investment income
Institutional Class	(240,969)	(491,059)	(5,850)	(18,071)	(114)	(1,613)
Administrative Class	(3,788)	(8,816)	0	0	0	0
Other Classes	(68,435)	(181,262)	(5,816)	(20,374)	0	0
From net realized capital gains
Institutional Class	0	(24,511)	0	(558)	0	0
Administrative Class	0	(514)	0	0	0	0
Other Classes	0	(10,330)	0	(747)	0	0

Total Distributions	(313,192)	(716,492)	(11,666)	(39,750)	(114)	(1,613)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,239,618	2,640,849	52,872	94,014	99	20,256
Administrative Class	16,574	128,972	0	0	0	0
Other Classes	305,629	760,593	56,316	201,986	0	0
Issued as reinvestment of distributions
Institutional Class	224,601	472,917	5,170	16,157	113	1,613
Administrative Class	3,638	8,845	0	0	0	0
Other Classes	51,271	141,077	3,526	11,972	0	0
Cost of shares redeemed
Institutional Class	(716,290)	(1,573,919)	(65,276)	(184,106)	(249)	(20,937)
Administrative Class	(68,437)	(35,493)	0	0	0	0
Other Classes	(567,668)	(1,585,144)	(86,286)	(192,551)	0	0
Net increase (decrease) resulting from Fund share transactions	488,936	958,697	(33,678)	(52,528)	(37)	932

Fund Redemption Fee	39	214	6	25	0	0

Total Increase (Decrease) in Net Assets	730,679	1,140,950	(17,241)	(47,709)	472	392

Net Assets:
Beginning of period	12,538,509	11,397,559	690,154	737,863	7,669	7,277
End of period*	$13,269,188	$12,538,509	$672,913	$690,154	$8,141	$7,669

*Including undistributed (overdistributed) net investment income of:	$73,300	$58,606	$3,135	$2,226	$(512)	$(571)

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental IndexPLUS Fund		Fundamental IndexPLUS TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from November 30, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from November 30, 2006 to March 31, 2007

$408	$1,070	$12,962	$12,515	$14,462	$21,204	$1,396	$825	$13,597	$26,108
3,010	1,989	14,586	10,855	24,474	24,253	1,058	360	(5,144)	56,406
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
1,431	612	2,757	10,132	(2,800)	14,341	2,590	2,166	13,064	(7,892)
0	0	0	0	0	0	0	0	0	0
4,849	3,671	30,305	33,502	36,136	59,798	5,044	3,351	21,517	74,622

(637)	(3,170)	(3,229)	(32,245)	(2,926)	(62,114)	(1,481)	(2,157)	(11,326)	(75,315)
0	0	0	(1)	0	(2)	0	0	0	0
0	0	0	0	(160)	(8,367)	(35)	(5)	(1,145)	(6,624)

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(637)	(3,170)	(3,229)	(32,246)	(3,086)	(70,483)	(1,516)	(2,162)	(12,471)	(81,939)

8,330	10,887	227,456	454,465	43,473	246,689	4,059	53,822	8,287	267,073
0	0	0	0	0	0	0	10	0	0
0	0	0	10	15,185	54,810	1,498	688	30,505	23,908

637	3,171	3,047	30,349	2,803	60,411	1,481	2,157	11,326	75,315
0	0	0	1	0	1	0	0	0	0
0	0	0	0	90	5,885	26	5	898	5,035

(2,002)	(27,005)	(125,198)	(77,399)	(121,025)	(220,064)	(1,970)	0	(3,113)	(345,857)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	(10,138)	(44,454)	(538)	(17)	(18,657)	(28,531)
6,965	(12,947)	105,305	407,426	(69,612)	103,278	4,556	56,665	29,246	(3,057)

0	0	17	0	8	16	4	0	46	15

11,177	(12,446)	132,398	408,682	(36,554)	92,609	8,088	57,854	38,338	(10,359)

17,382	29,828	487,120	78,438	616,404	523,795	57,854	0	594,545	604,904
$28,559	$17,382	$619,518	$487,120	$579,850	$616,404	$65,942	$57,854	$632,883	$594,545

$(129)	$100	$2,563	$(7,170)	$1,070	$(10,306)	$(755)	$(635)	$8,703	$7,577

Semiannual Report	September 30, 2007	37

Statements of Changes in Net Assets  (Cont.)

	Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund		RealEstateRealReturn Strategy Fund

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,092	$1,974	$60,250	$115,016	$4,755	$7,139
Net realized gain (loss)	(4,759)	(328)	14,891	(18,617)	(31,071)	32,524
Net change in unrealized appreciation (depreciation)	2,455	(395)	44,102	82,593	11,863	(12,210)
Net increase (decrease) resulting from operations	(1,212)	1,251	119,243	178,992	(14,453)	27,453

Distributions to Shareholders:
From net investment income
Institutional Class	(501)	(2,520)	(60,156)	(116,202)	(4,576)	(40,964)
Other Classes	0	0	0	0	(3,572)	(29,957)
From net realized capital gains
Institutional Class	0	0	0	(10,527)	0	(57)
Other Classes	0	0	0	0	0	(37)

Total Distributions	(501)	(2,520)	(60,156)	(126,729)	(8,148)	(71,015)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	4,586	71,206	1,467,137	2,037,662	5,937	12,308
Other Classes	0	0	0	0	6,409	38,718
Issued as reinvestment of distributions
Institutional Class	502	2,520	59,882	126,599	4,361	39,580
Other Classes	0	0	0	0	3,001	25,047
Cost of shares redeemed
Institutional Class	(10,060)	(67,682)	(1,211,741)	(3,042,928)	(20,338)	(298,311)
Other Classes	0	0	0	0	(32,281)	(50,032)
Net increase (decrease) resulting from fund share transactions	(4,972)	6,044	315,278	(878,667)	(32,911)	(232,690)

Fund Redemption Fee	0	0	1	0	6	19

Total Increase (Decrease) in Net Assets	(6,685)	4,775	374,366	(826,404)	(55,506)	(276,233)

Net Assets:
Beginning of period	56,135	51,360	1,362,843	2,189,247	188,763	464,996
End of period*	$49,450	$56,135	$1,737,209	$1,362,843	$133,257	$188,763

*Including undistributed (overdistributed) net investment income of:	$508	$(83)	$(1,452)	$(1,546)	$23,303	$26,696

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Small Cap StocksPLUS® TR Fund		StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Period from August 31, 2007 to September 30, 2007 (Unaudited)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$542	$254	$155	$8,385	$12,818	$3,534	$6,836
(759)	(59)	303	8,231	12,047	(8,844)	(9,618)
410	347	1,334	15,054	7,560	640	824
193	542	1,792	31,670	32,425	(4,670)	(1,958)

(127)	(132)	0	(5,166)	(10,584)	(1,276)	(6,784)
(2)	(4)	0	(934)	(3,119)	(27)	(24)

0	0	0	0	(17,076)	0	0
0	0	0	0	(5,345)	0	0

(129)	(136)	0	(6,100)	(36,124)	(1,303)	(6,808)

14,761	10,821	83,500	119,006	170,149	29,439	62,519
532	384	0	6,126	21,192	4,026	1,028

127	132	0	5,129	27,460	1,275	6,782
2	3	0	770	7,064	17	19

(3,063)	(40)	0	(96,463)	(76,122)	(50,695)	(34,897)
(13)	0	0	(15,674)	(32,360)	(882)	(38)
12,346	11,300	83,500	18,894	117,383	(16,820)	35,413

0	0	0	0	5	2	0

12,410	11,706	85,292	44,464	113,689	(22,791)	26,647

11,706	0	0	353,857	240,168	157,452	130,805
$24,116	$11,706	$85,292	$398,321	$353,857	$134,661	$157,452

$535	$122	$155	$5,446	$3,161	$3,277	$1,046

Semiannual Report	September 30, 2007	39

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in Thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$283,511	$317,402
Net realized gain (loss)	185,998	(23,224)
Net change in unrealized appreciation	276,999	650,549
Net increase resulting from operations	746,508	944,727

Distributions to Shareholders:
From net investment income
Institutional Class	(174,625)	(273,959)
Administrative Class	(24,854)	(27,706)
Other Classes	(98,491)	(152,245)

Total Distributions	(297,970)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	825,933	3,799,670
Administrative Class	209,071	321,674
Other Classes	435,118	1,256,169
Issued as reinvestment of distributions
Institutional Class	133,505	217,081
Administrative Class	24,424	27,570
Other Classes	76,093	115,191
Cost of shares redeemed
Institutional Class	(1,673,206)	(3,151,906)
Administrative Class	(63,472)	(165,383)
Other Classes	(840,029)	(2,869,778)
Net (decrease) resulting from Fund share transactions	(872,563)	(449,712)

Fund Redemption Fee	104	485

Total Increase (Decrease) in Net Assets	(423,921)	41,590

Net Assets:
Beginning of period	11,863,054	11,821,464
End of period*	$11,439,133	$11,863,054

* Including undistributed net investment income of:	$406,875	$421,334

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	All Asset All Authority Fund

Decrease in Cash from:

Cash flows provided by operating activities:

Net decrease in net assets resulting from operations	$28,097

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(505,866)
Proceeds from sales of long-term securities	456,722
Sale of short-term portfolio investments, net	(77)
Decrease in interest receivable	349
Increase in receivable for investments sold	(3,731)
Increase in manager reimbursement receivables	(13)
Increase in payable for investments purchased	2,464
Decrease in management fee payable	(23)
Decrease in administration fee payable	(30)
Decrease in distribution fee payable	(23)
Decrease in servicing fee payable	(18)
Decrease in recoupment payable to manager	(36)
Increase in payable to advisor	930
Unrealized appreciation on investments	(17,688)
Net realized loss on investments	2,166
Net cash used for operating activities	(36,777)

Cash flows received from financing activities*:
Proceeds from shares sold	110,016
Payment on shares redeemed	(150,785)
Cash dividend paid*	(2,970)
Net borrowing (repayment) of line of credit	80,399
Net cash received from financing activities	36,660

Net Decrease in Cash	(117)

Cash:
Beginning of period	720
End of period	$603

* Reinvestment of dividends	$8,696

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.0%
CommodityRealReturn Strategy Fund®	39,824,402	$606,526
Convertible Fund	18,500,533	267,148
Developing Local Markets Fund	167,679,467	1,908,192
Diversified Income Fund	55,422,938	603,556
Emerging Local Bond Fund	180,815,665	1,911,221
Emerging Markets Bond Fund	16,015,294	176,488
Floating Income Fund	287,344,952	2,951,033
Foreign Bond Fund (Unhedged)	3,864,894	40,620
Fundamental IndexPLUSTM Fund	35,758,593	413,012
Fundamental IndexPLUSTM TR Fund	33,769,827	374,170
GNMA Fund	8,219,959	90,830
High Yield Fund	51,604,362	500,046
Income Fund	6,941,210	69,065

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (Unhedged)	5,349,765	$57,884
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	41,526,371	517,419
Long-Term U.S. Government Fund	23,948,470	253,375
Low Duration Fund	4,184,453	42,012
Mortgage-Backed Securities Fund	16,036,418	171,269
Real Return Asset Fund	128,119,085	1,443,902
Real Return Fund	55,464,616	604,010
RealEstateRealReturn Strategy Fund	5,342,996	35,638
Short-Term Fund	2,303,558	22,874
Small Cap StocksPLUS® TR Strategy Fund	571,597	6,116
StocksPLUS® Fund	2,586,704	30,394
StocksPLUS® Total Return Fund	11,473,854	144,685
Total Return Fund	2,548,230	26,731

Total PIMCO Funds (Cost $12,788,894)		13,268,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$10,245	$10,245

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $10,454. Repurchase proceeds are $10,249.)
Total Short-Term Instruments (Cost $10,245)		10,245

Total Investments 100.1% (Cost $12,799,139)		$13,278,461

Other Assets and Liabilities (Net) (0.1%)		(9,273)

Net Assets 100.0%		$13,269,188

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 142.0%
CommodityRealReturn Strategy Fund®	2,543,539	$38,738
Convertible Fund	1,686,729	24,356
Developing Local Markets Fund	9,738,780	110,827
Diversified Income Fund	4,050,619	44,111
Emerging Local Bond Fund	11,542,984	122,009
Emerging Markets Bond Fund	1,938,270	21,360
European StocksPLUS® TR Strategy Fund	459,045	5,045
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,564,315	23,856
Floating Income Fund	14,437,244	148,270
Foreign Bond Fund (Unhedged)	62	1
Fundamental IndexPLUSTM Fund	2,956,943	34,153
Fundamental IndexPLUSTM TR Fund	2,640,420	29,256
Global Bond Fund (Unhedged)	24,692	249

	SHARES	VALUE (000S)
GNMA Fund	56	$1
High Yield Fund	3,056,297	29,615
Income Fund	283,771	2,823
Japanese StocksPLUS® TR Strategy Fund	3,230,472	41,221
Long-Term U.S. Government Fund	2,541,601	26,890
Low Duration Fund	159,972	1,606
Mortgage-Backed Securities Fund	17,348	185
Real Return Asset Fund	6,587,412	74,240
Real Return Fund	3,042,109	33,129
RealEstateRealReturn Strategy Fund	165,400	1,103
Short-Term Fund	63	1
Small Cap StocksPLUS® TR Strategy Fund	207,313	2,218
StocksPLUS® Fund	542,868	6,379
StocksPLUS® Total Return Fund	371,106	4,680
StocksPLUS® TR Short Strategy Fund	15,881,705	127,371
Total Return Fund	170,981	1,794

Total PIMCO Funds (Cost $933,089)		955,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$588	$588

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $602. Repurchase proceeds are $588.)
Total Short-Term Instruments (Cost $588)		588

Total Investments 142.1% (Cost $933,677)		$956,075

Other Assets and Liabilities (Net) (42.1%)		(283,162)

Net Assets 100.0%		$672,913

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  European StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.8%

BANKING & FINANCE 2.5%
Deutsche Bank AG
6.000% due 09/01/2017	$100	$102

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	100	99

		201

UTILITIES 4.3%
BellSouth Corp.
5.658% due 08/15/2008	100	100

Embarq Corp.
6.738% due 06/01/2013	100	104

Progress Energy, Inc.
7.100% due 03/01/2011	100	105

PSEG Energy Holdings LLC
8.625% due 02/15/2008	41	42

		351

Total Corporate Bonds & Notes (Cost $545)		552

U.S. GOVERNMENT AGENCIES 87.3%
Fannie Mae
4.000% due 08/01/2013	42	41
4.601% due 08/01/2035	62	62
4.621% due 10/01/2035	67	67
4.659% due 10/01/2035	63	64
4.705% due 12/01/2034	49	48
4.724% due 10/01/2035	66	67
4.857% due 02/01/2034	37	36
4.929% due 12/01/2035	70	70
5.000% due 03/01/2020 - 02/25/2025	1,372	1,349
5.363% due 07/01/2032	18	18
5.425% due 05/01/2036	139	139
5.500% due 10/01/2022 - 10/01/2037	2,700	2,663
6.000% due 10/01/2037	500	501
6.031% due 04/25/2032	14	15
6.205% due 06/01/2043	23	23
6.500% due 08/01/2036 - 05/01/2037	1,000	1,018
6.625% due 11/25/2023	77	79

Freddie Mac
3.000% due 05/15/2022	100	99
3.500% due 05/15/2022	38	38
4.000% due 06/15/2022	29	29
4.500% due 11/15/2013 - 10/15/2019	128	127
5.000% due 12/15/2015 - 12/15/2023	499	498
5.952% due 10/15/2020	29	29
6.405% due 07/25/2044	29	29

Total U.S. Government Agencies (Cost $7,084)		7,109

U.S. TREASURY OBLIGATIONS 2.6%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	105	106

U.S. Treasury Bonds
5.000% due 05/15/2037	100	102

Total U.S. Treasury Obligations (Cost $209)		208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 10.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$63	$63

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	80	79

Countrywide Alternative Loan Trust
5.576% due 09/20/2046	34	34

Harborview Mortgage Loan Trust
5.722% due 05/19/2035	65	64

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	19	19

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	104	103

Washington Mutual, Inc.
5.391% due 11/25/2045	50	49
5.671% due 12/25/2027	35	35
5.777% due 07/25/2046	70	70
5.777% due 08/25/2046	78	78
5.963% due 06/25/2046	65	63
6.483% due 09/25/2046	84	84

Wells Fargo Mortgage-Backed Securities Trust
4.318% due 07/25/2035	100	99

Total Mortgage-Backed Securities (Cost $842)		840

ASSET-BACKED SECURITIES 7.8%
Carrington Mortgage Loan Trust
5.171% due 05/25/2036	27	27

Citigroup Mortgage Loan Trust, Inc.
5.201% due 08/25/2036	28	28

Countrywide Asset-Backed Certificates
5.181% due 12/25/2046	46	45
5.241% due 10/25/2046	56	56

GSAMP Trust
5.201% due 02/25/2036	21	21

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	17	17

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	54	54

Lehman XS Trust
5.211% due 07/25/2046	36	36
5.211% due 08/25/2046	33	32

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	5	5

Merrill Lynch Mortgage Investors, Inc.
5.191% due 04/25/2037	32	33

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	77	76

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	23	22

Residential Asset Securities Corp.
5.201% due 02/25/2037	84	84

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	47	47

Structured Asset Securities Corp.
4.900% due 04/25/2035	52	51

Total Asset-Backed Securities (Cost $637)		634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $21)		22

	SHARES
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	17	17

Total Preferred Stocks (Cost $17)		17

EXCHANGE-TRADED FUNDS 0.8%
DJ Euro STOXX 50 Fund	1,108	69

Total Exchange-Traded Funds (Cost $50)		69

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.9%

COMMERCIAL PAPER 2.4%
Freddie Mac
4.000% due 10/01/2007	$200	200

REPURCHASE AGREEMENTS 13.9%
Lehman Brothers, Inc.
3.750% due 10/01/2007	900	900
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $927. Repurchase proceeds are $900.)

State Street Bank and Trust Co.
4.400% due 10/01/2007	229	229
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $236. Repurchase proceeds are $229.)

		1,129

U.S. TREASURY BILLS 1.6%
3.852% due 12/13/2007 (a)(c)	130	129

Total Short-Term Instruments (Cost $1,458)		1,458

PURCHASED OPTIONS (e) 0.3%
(Cost $15)		26

Total Investments 134.3% (Cost $10,878)		$10,935

Written Options (f) (0.3%) (Premiums $21)		(28)

Other Assets and Liabilities (Net) (34.0%)		(2,766)

Net Assets 100.0%		$8,141

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $129 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	3	$0
90-Day Eurodollar December Futures	Long	12/2007	2	0
90-Day Eurodollar December Futures	Long	12/2008	3	7
90-Day Eurodollar June Futures	Long	06/2008	3	4
90-Day Eurodollar March Futures	Long	03/2009	12	15
Euro-Bobl 5-Year Note December Futures	Short	12/2007	1	1
Euro-Schatz December Futures	Short	12/2007	2	1
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	2	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	14	(7)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	8	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	3	1
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	9	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	0
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	1	0

				$22

(d)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	$100	$0
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%	)	03/20/2011	100	0
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	300	(1)

							$(1)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010	AUD	400	$(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		200	0
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	500	(10)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		200	0
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		200	0
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012	EUR	300	6
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		100	(5)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		200	(1)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		200	(1)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		200	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,000	13
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		100	6
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	6
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	1,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	(2)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		1,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		300	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$200	(5)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		400	25
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		400	0
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		100	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014		800	21
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		100	2

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  European StocksPLUS® TR Strategy Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	$500	$(8)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014	100	0
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	(9)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	500	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	700	(29)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	2,200	17

						$26

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2007	132,958	$584
Goldman Sachs & Co.	Short	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2007	3,296	(14)

						$570

(e)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$115.000	11/20/2007	14	$0	$1
Call - CBOT U.S. Treasury 5-Year Note December Futures	122.000	11/20/2007	3	0	0
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	2	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	12	0	0

				$2	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	$100	$1	$1
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	500	2	4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	900	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	300	1	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	300	1	3

							$13	$23

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 10/01/2037	$89.031	10/04/2007	$600	$0	$0
Put - OTC Fannie Mae 6.500% due 10/01/2037	92.750	10/04/2007	1,000	0	0

				$0	$0

(f)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	1	$1	$1
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	4	3	2
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	2	1	0

				$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	$200	$2	$3
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	200	2	3
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	200	2	3
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	400	8	11
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	100	1	2
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	100	1	3

							$16	$25

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	$100	$0	$0
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	100	0	0

							$0	$0

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$300	$299	$305
U.S. Treasury Notes	4.750%	05/15/2014	200	205	208

				$504	$513

(3) Market value includes $10 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	486	10/2007	$18	$0	$18
Sell		486	10/2007	0	(17)	(17)
Buy		183	03/2008	8	0	8
Sell		57	03/2008	0	(2)	(2)
Buy		408	07/2008	13	0	13
Sell	CAD	7	11/2007	0	0	0
Buy	CHF	5	12/2007	0	0	0
Sell	CNY	453	11/2007	0	0	0
Buy		1,363	01/2008	1	0	1
Sell		445	01/2008	0	(1)	(1)
Buy		500	07/2008	1	0	1
Buy	EUR	9	10/2007	1	0	1
Sell		5,762	10/2007	0	(387)	(387)
Buy	GBP	4	11/2007	0	0	0
Sell		69	11/2007	0	(3)	(3)
Buy	JPY	24,108	10/2007	2	0	2
Sell		18,040	10/2007	0	0	0
Buy	KRW	23,265	10/2007	0	0	0
Sell		23,265	10/2007	0	0	0
Buy		12,147	01/2008	0	0	0
Buy		26,014	08/2008	0	0	0
Buy	MXN	489	03/2008	1	0	1
Buy		325	07/2008	0	0	0
Buy	MYR	21	10/2007	0	0	0
Sell		21	10/2007	0	0	0
Buy		21	08/2008	0	0	0
Sell	NZD	16	10/2007	0	(1)	(1)
Buy	PLN	69	07/2008	1	0	1
Buy	RUB	656	12/2007	1	0	1
Buy		862	01/2008	1	0	1
Buy		759	07/2008	0	0	0
Buy	SGD	41	10/2007	0	0	0
Sell		5	10/2007	0	0	0
Buy		5	02/2008	0	0	0
Buy		4	05/2008	0	0	0

				$48	$(411)	$(363)

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 12.1%

BANKING & FINANCE 8.9%
American Express Bank FSB
6.000% due 09/13/2017	$200	$199

American Express Centurion Bank
6.000% due 09/13/2017	200	199

American Express Co.
6.150% due 08/28/2017	100	101

Barclays Bank PLC
5.450% due 09/12/2012	200	201

Capital One Financial Corp.
6.750% due 09/15/2017	100	103

Deutsche Bank AG
6.000% due 09/01/2017	200	203

Ford Motor Credit Co.
7.250% due 10/25/2011	100	94
7.800% due 06/01/2012	50	48

General Motors Acceptance Corp.
7.000% due 02/01/2012	100	95

Goldman Sachs Group, Inc.
5.300% due 12/22/2008	100	100
6.750% due 10/01/2037 (a)	100	101

HSBC Finance Corp.
5.420% due 10/21/2009	100	99

JPMorgan Chase & Co.
5.250% due 06/26/2009	100	100

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	500	506

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	100	103

Rabobank Nederland
5.380% due 01/15/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	100	100
5.729% due 11/20/2009	100	100

		2,552

INDUSTRIALS 1.4%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017	100	101

Omnicom Group, Inc.
5.900% due 04/15/2016	100	100

Xerox Capital Trust I
8.000% due 02/01/2027	100	101

		402

UTILITIES 1.8%
BellSouth Corp.
5.658% due 08/15/2008	200	200

Embarq Corp.
6.738% due 06/01/2013	200	208

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

		508

Total Corporate Bonds & Notes (Cost $3,430)		3,462

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 54.4%
Fannie Mae
4.000% due 08/01/2013	$84	$82
4.187% due 11/01/2034	60	61
4.601% due 08/01/2035	62	62
4.621% due 10/01/2035	67	67
4.659% due 10/01/2035	63	63
4.710% due 09/01/2035	88	88
4.724% due 10/01/2035	66	67
4.857% due 02/01/2034	36	36
4.929% due 12/01/2035	140	140
5.000% due 01/01/2020 - 10/01/2037	1,602	1,551
5.363% due 07/01/2032	18	18
5.481% due 05/25/2042 - 09/25/2042	144	144
5.500% due 05/25/2027 - 11/01/2037	9,363	9,175
6.000% due 03/25/2031 - 10/01/2037	1,291	1,297
6.205% due 09/01/2044	131	132
6.206% due 10/01/2044	130	131
6.625% due 11/25/2023	77	78

Freddie Mac
3.500% due 01/15/2023	171	170
4.739% due 09/01/2035	75	74
5.000% due 12/15/2015 - 08/15/2020	1,094	1,090
5.500% due 08/15/2030 - 03/01/2037	1,000	979
5.952% due 10/15/2020	30	30

Total U.S. Government Agencies (Cost $15,505)		15,535

U.S. TREASURY OBLIGATIONS 3.0%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011	210	212

U.S. Treasury Bonds
5.000% due 05/15/2037	500	513
8.125% due 08/15/2019	100	130

Total U.S. Treasury Obligations (Cost $865)		855

MORTGAGE-BACKED SECURITIES 9.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	127	125
4.625% due 10/25/2035	161	158

Bear Stearns Alt-A Trust
5.819% due 11/25/2036	79	79

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	240	238

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	45	45
5.291% due 02/25/2047	84	82
5.411% due 02/25/2037	74	72
5.706% due 03/20/2046	64	63

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	75	75

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.221% due 08/25/2037	93	92

Downey Savings & Loan Association Mortgage Loan Trust
7.195% due 07/19/2044	15	15

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
5.500% due 11/25/2035	$53	$54

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	67	66

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	31	31

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	38	38

Mellon Residential Funding Corp.
5.787% due 12/15/2030	66	65
6.102% due 11/15/2031	85	85

Morgan Stanley Capital I
5.812% due 10/15/2020	63	62

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	39	39

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	104	104
5.351% due 05/25/2036	82	80
5.411% due 02/25/2036	72	70

Structured Asset Securities Corp.
4.080% due 06/25/2033	95	94
5.000% due 12/25/2034	99	99

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	73	73

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.777% due 07/25/2046	140	139
5.777% due 08/25/2046	155	155
5.963% due 06/25/2046	129	127
6.201% due 05/25/2041	23	23

Wells Fargo Mortgage-Backed Securities Trust
5.240% due 04/25/2036	72	72

Total Mortgage-Backed Securities (Cost $2,616)		2,606

ASSET-BACKED SECURITIES 11.7%
ACE Securities Corp.
5.201% due 12/25/2035	20	20
5.211% due 02/25/2036	18	18
5.281% due 12/25/2035	100	99

Argent Securities, Inc.
5.171% due 06/25/2036	33	33
5.211% due 03/25/2036	13	13

Asset-Backed Funding Certificates
5.191% due 01/25/2037	66	65

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	5	5

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	70	69

Centex Home Equity
5.181% due 06/25/2036	34	34

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037	186	184
5.201% due 08/25/2036	55	55
5.211% due 12/25/2035	12	13

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	83	83
5.181% due 01/25/2037	70	70
5.181% due 05/25/2037	228	226
5.261% due 07/25/2036	10	11
5.291% due 02/25/2036	23	23

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	75	75

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	$50	$50

First Franklin Mortgage Loan Asset-Backed Certificates
5.201% due 01/25/2036	9	9

First NLC Trust
5.201% due 08/25/2037	96	96

GSAMP Trust
5.201% due 01/25/2036	19	19
5.221% due 11/25/2035	26	26

GSR Mortgage Loan Trust
5.231% due 11/25/2030	10	10

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	51	50
5.846% due 09/20/2033	18	18

Home Equity Asset Trust
5.211% due 05/25/2036	33	33

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	79	78
5.191% due 05/25/2037	96	95
5.211% due 12/25/2035	32	32

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	71	70
5.221% due 03/25/2036	19	19
5.261% due 04/25/2037	82	81

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	75	74
5.181% due 10/25/2036	71	71
5.211% due 03/25/2037	84	83
5.380% due 04/01/2037	91	90

Lehman XS Trust
5.211% due 07/25/2046	72	71
5.221% due 05/25/2046	32	32

Long Beach Mortgage Loan Trust
5.191% due 05/25/2046	15	15
5.221% due 01/25/2046	40	40
5.411% due 10/25/2034	10	10

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	72	71
5.211% due 05/25/2037	80	80
5.241% due 11/25/2035	11	11

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036	42	41
5.241% due 07/25/2036	3	3

Morgan Stanley ABS Capital I
5.171% due 07/25/2036	94	93

Nelnet Student Loan Trust
5.182% due 09/25/2012	40	40

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	45	45

Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036	6	6

Residential Asset Securities Corp.
5.211% due 01/25/2036	9	9
5.221% due 01/25/2036	4	4

Securitized Asset-Backed Receivables LLC Trust
5.261% due 05/25/2037	92	92

SLC Student Loan Trust
5.538% due 02/15/2015	99	98

SLM Student Loan Trust
5.360% due 10/25/2016	100	100

Soundview Home Equity Loan Trust
5.211% due 01/25/2037	64	63
5.211% due 06/25/2037	84	84

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
4.900% due 04/25/2035		$52	$51

USAA Auto Owner Trust
5.337% due 07/11/2008		61	61

Wachovia Auto Owner Trust
5.340% due 07/18/2008		63	63

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		73	73

Total Asset-Backed Securities (Cost $3,376)			3,356

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Panama Government International Bond
9.625% due 02/08/2011		8	9

Total Sovereign Issues (Cost $21)			22

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	204

Total Foreign Currency-Denominated Issues (Cost $200)			204

		SHARES
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		44	44

Total Preferred Stocks (Cost $45)			44

EXCHANGE-TRADED FUNDS 1.7%
iShares MSCI Hong Kong
Index Fund		7,509	158

iShares MSCI Malaysia
Index Fund		1,317	16

iShares MSCI Singapore
Index Fund		835	12

iShares MSCI South Korea
Index Fund		822	56

iShares MSCI Taiwan
Index Fund		14,392	242

Total Exchange-Traded Funds (Cost $329)			484

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 32.8%

CERTIFICATES OF DEPOSIT 0.4%
Nordea Bank Finland PLC
5.308% due 05/28/2008		$100	100

COMMERCIAL PAPER 15.4%
Bank of America Corp.
5.250% due 10/02/2007		300	300

Barclays U.S. Funding Corp.
5.260% due 11/06/2007		400	398

Freddie Mac
4.000% due 10/01/2007		700	700

HBOS Treasury Services PLC
5.250% due 11/01/2007		800	796

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Intesa Funding LLC
5.180% due 10/01/2007	$700	$700

Rabobank USA Financial Corp.
5.000% due 10/01/2007	700	700

UBS Finance Delaware LLC
4.750% due 10/01/2007	300	300
5.230% due 10/15/2007	500	499

		4,393

REPURCHASE AGREEMENTS 16.1%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007	4,600	4,600

(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $4,704. Repurchase proceeds are $4,601.)

U.S. TREASURY BILLS 0.9%
3.755% due 11/29/2007 - 12/13/2007 (b)(d)	265	262

Total Short-Term Instruments (Cost $9,356)		9,355

PURCHASED OPTIONS (f) 0.2%
(Cost $50)		71

Total Investments 126.0% (Cost $35,793)		$35,994

Written Options (g) (0.3%) (Premiums $72)		(86)

Other Assets and Liabilities (Net) (25.7%)		(7,349)

Net Assets 100.0%		$28,559

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $262 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	9	$0
90-Day Eurodollar December Futures	Long	12/2007	10	3
90-Day Eurodollar March Futures	Long	03/2009	33	27
Euro-Bobl 5-Year Note December Futures	Short	12/2007	3	3
Euro-Bund 10-Year Bond December Futures	Long	12/2007	1	(1)
Euro-Schatz December Futures	Short	12/2007	9	4
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	5	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	28	(14)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	3	0
U.S. Treasury 10-Year Note December Futures	Short	12/2007	29	(2)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	25	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	19	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	8	1
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	2	0

				$20

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	$100	$0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	100	0
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	100	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	100	0
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	100	(1)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.920%		06/20/2012	100	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	600	(2)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	300	2
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.458%		12/20/2015	200	(2)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	100	1
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	100	(1)

							$(2)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	100	$0
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		200	0
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		1,200	(3)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		600	(1)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		100	0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,000	1
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		800	(16)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		1,200	(2)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	9
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		500	11

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	900	$(4)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		700	(3)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		700	0
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	100	12
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		500	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		200	11
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		100	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	2,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,700	(3)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		2,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,700	(1)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		$100	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,200	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		300	(3)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		400	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014		500	15
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		200	3
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		4,000	(52)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		500	2
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2014		800	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,700	3
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2014		100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		3,200	63
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		3,600	28

							$67

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2007	405,371	$567
Goldman Sachs & Co.	Long	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2007	207,996	159
Goldman Sachs & Co.	Long	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2007	253,159	303
Goldman Sachs & Co.	Long	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2007	119,920	472
Goldman Sachs & Co.	Long	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	306,679	363

						$1,864

(f)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.250	03/17/2008	6	$5	$6

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.840%	11/23/2007	$700	$4	$5
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	600	5	3
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	700	2	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	2,300	20	31
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	300	1	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	600	2	7

							$34	$55

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 121.000	01/18/2008	$100	$1	$0
Call - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	5	6
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	4	4

				$10	$10

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 10/01/2037	$84.000	10/04/2007	$350	$0	$0
Put - OTC Fannie Mae 5.000% due 11/01/2021	83.000	11/13/2007	1,000	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.531	11/06/2007	2,650	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.578	10/04/2007	2,200	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.750	12/05/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.000	10/04/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.031	10/04/2007	1,000	0	0

				$1	$0

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	13	$8	$9
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	11	7	5
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	5	3	1

				$18	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	$1,000	$12	$14
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	1,000	13	14
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	300	2	5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	1,000	20	28
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	100	1	2
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	200	2	5

							$50	$68

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	$200	$1	$1
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	200	0	1
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	200	0	0
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	200	0	0
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	100	1	1
Put - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	100	2	0

							$4	$3

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Bonds	4.750%	08/15/2017	$700	$709	$715
U.S. Treasury Bonds	4.750%	02/15/2037	1,100	1,103	1,095
U.S. Treasury Notes	4.125%	08/31/2012	200	199	200
U.S. Treasury Notes	4.250%	11/15/2013	300	299	305
U.S. Treasury Notes	4.500%	05/15/2017	600	601	609
U.S. Treasury Notes	4.750%	05/15/2014	200	205	209

				$3,116	$3,133

(3) Market value includes $38 of interest payable on short sales.

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,387	10/2007	$49	$(1)	$48
Sell		1,845	10/2007	0	(54)	(54)
Buy		493	03/2008	22	0	22
Sell		168	03/2008	0	(7)	(7)
Buy		1,397	07/2008	44	0	44
Sell	CAD	9	11/2007	0	0	0
Buy	CNY	1,214	11/2007	1	0	1
Sell		1,032	11/2007	0	0	0
Buy		3,234	01/2008	1	0	1
Sell		2,382	01/2008	0	(2)	(2)
Buy		1,094	07/2008	2	0	2
Buy	EUR	152	10/2007	2	0	2
Sell		75	10/2007	0	(5)	(5)
Sell	GBP	308	11/2007	0	(11)	(11)
Buy	HKD	3,308	11/2007	0	0	0
Sell		56,833	11/2007	0	(4)	(4)
Buy	JPY	70,563	10/2007	7	0	7
Sell		68,957	10/2007	1	(1)	0
Buy	KRW	1,925,015	10/2007	14	0	14
Sell		1,925,015	10/2007	0	(14)	(14)
Sell		7,056,854	05/2008	0	(100)	(100)
Buy	MXN	1,404	03/2008	3	0	3
Buy		1,390	07/2008	0	0	0
Buy	MYR	6,836	10/2007	22	0	22
Sell		6,836	10/2007	0	(22)	(22)
Sell		6,836	08/2008	0	(14)	(14)
Sell	NZD	48	10/2007	0	(3)	(3)
Buy	PLN	165	07/2008	2	0	2
Buy	RUB	1,626	12/2007	3	0	3
Buy		1,744	01/2008	1	0	1
Buy		4,434	07/2008	2	0	2
Buy	SGD	50	10/2007	1	0	1
Sell		4,816	10/2007	0	(52)	(52)
Buy		133	05/2008	1	0	1
Buy	TWD	151,334	10/2007	65	0	65
Sell		151,334	10/2007	0	(33)	(33)
Sell		162,117	11/2007	0	(72)	(72)

				$243	$(395)	$(152)

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Fundamental IndexPLUSTM Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	1,000	971

HCA, Inc.
7.448% due 11/16/2013	1,791	1,760

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	599	574

SLM Corp.
6.000% due 06/30/2008	1,100	1,096

Total Bank Loan Obligations (Cost $4,617)		4,524

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 19.2%
Ajax Re Ltd.
11.944% due 05/08/2009	2,500	2,510

Allstate Life Global Funding Trusts
5.250% due 03/23/2009	500	501

American Express Centurion Bank
5.674% due 04/17/2009	900	897
5.819% due 05/07/2008	700	699

American Express Credit Corp.
5.780% due 03/02/2009	10	10
5.826% due 12/12/2007	100	100
5.880% due 11/09/2009	800	796

American Honda Finance Corp.
5.784% due 03/09/2009	400	400

American International Group, Inc.
5.210% due 06/23/2008	2,400	2,401
5.802% due 06/16/2009	800	805

ANZ National International Ltd.
5.396% due 08/07/2009	700	698

Bank of America Corp.
5.370% due 11/06/2009	400	398
5.608% due 06/19/2009	1,300	1,296
5.736% due 09/18/2009	300	300

Bank of America N.A.
5.505% due 02/27/2009	1,000	998

Bank of Ireland
5.608% due 12/19/2008	1,400	1,399

Bank of Scotland PLC
5.995% due 11/22/2012	4,100	4,107

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	800	792
5.510% due 04/29/2008	500	499
5.590% due 08/21/2009	1,200	1,171
5.630% due 07/16/2009	800	794
5.630% due 05/18/2010	2,900	2,832
5.660% due 01/30/2009	800	793

Capital One Financial Corp.
6.004% due 09/10/2009	1,000	994

Caterpillar Financial Services Corp.
5.794% due 03/10/2009	1,200	1,197

CIT Group, Inc.
5.000% due 11/24/2008	100	98
5.510% due 01/30/2009	100	96
5.704% due 05/23/2008	800	787

Citigroup Funding, Inc.
5.136% due 04/23/2009	700	699
5.200% due 06/26/2009	700	699
5.714% due 12/08/2008	200	200

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	1,075	1,076

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup, Inc.
5.228% due 12/28/2009	$2,700	$2,691
5.864% due 06/09/2009	200	200

Credit Agricole S.A.
5.505% due 05/28/2009	900	901
5.555% due 05/28/2010	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	800	800
5.548% due 02/25/2008	1,100	1,100

East Lane Re Ltd.
11.356% due 05/06/2011	1,900	1,941

Export-Import Bank of Korea
5.580% due 10/04/2011	1,000	1,001

Ford Motor Credit Co.
5.625% due 10/01/2008	2,800	2,736
5.800% due 01/12/2009	500	483
6.625% due 06/16/2008	100	99

Foundation Re II Ltd.
12.270% due 11/26/2010	1,000	1,027

General Electric Capital Corp.
5.390% due 10/26/2009	900	896
5.430% due 01/20/2010	2,700	2,688
5.734% due 03/12/2010	2,500	2,488

General Motors Acceptance Corp.
6.360% due 09/23/2008	400	394

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,500	1,495
5.250% due 12/23/2008	400	399
5.300% due 12/22/2008	1,000	997
5.470% due 11/10/2008	600	599
5.485% due 10/05/2007	100	100
5.610% due 11/16/2009	2,200	2,196
5.690% due 07/23/2009	3,300	3,301

HBOS Treasury Services PLC
5.400% due 07/17/2009	500	499

HSBC Finance Corp.
5.420% due 10/21/2009	600	597
5.784% due 03/12/2010	2,600	2,582
5.824% due 09/15/2008	600	600
6.538% due 11/13/2007	500	501

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,389

International Lease Finance Corp.
5.719% due 05/24/2010	1,200	1,190

John Deere Capital Corp.
5.410% due 04/15/2008	200	200
5.410% due 07/15/2008	200	200

JPMorgan Chase & Co.
5.179% due 06/26/2009	600	600
5.250% due 06/26/2009	2,500	2,500
5.260% due 12/22/2008	3,200	3,200

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	100	99
5.450% due 10/22/2008	500	497
5.450% due 01/23/2009	600	592
5.450% due 04/03/2009	800	788
5.580% due 07/18/2011	200	192
5.630% due 11/16/2009	3,000	2,929

MBNA Corp.
5.790% due 05/05/2008	1,000	1,003

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	800	797
5.400% due 10/23/2008	300	299
5.406% due 05/08/2009	600	598
5.665% due 08/14/2009	1,300	1,292
5.701% due 12/04/2009	1,000	993
5.794% due 06/16/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.560% due 05/17/2010	$1,800	$1,786

Mirage Resorts, Inc.
6.750% due 02/01/2008	900	904

Morgan Stanley
5.189% due 11/21/2008	700	697
5.410% due 05/07/2009	2,900	2,878
5.470% due 02/09/2009	100	99
5.600% due 01/22/2009	1,200	1,197
5.610% due 01/18/2011	200	198

Mystic Re Ltd.
11.841% due 12/05/2008	1,200	1,217

National Australia Bank Ltd.
5.765% due 09/11/2009	300	301

Osiris Capital PLC
8.210% due 01/15/2010	1,400	1,415

Pricoa Global Funding I
5.440% due 01/25/2008	400	400
5.701% due 06/03/2008	700	700

Residential Capital LLC
7.595% due 05/22/2009	1,100	936

Rockies Express Pipeline LLC
6.448% due 08/20/2009	1,700	1,700

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	3,100	3,098
5.679% due 11/20/2008	300	300

SLM Corp.
5.500% due 07/27/2009	450	433
5.570% due 07/25/2008	1,200	1,184

U.S. Bank N.A.
5.680% due 03/31/2008	4,700	4,701

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	400	396

Wachovia Bank N.A.
5.250% due 03/23/2009	400	400

Wachovia Corp.
5.410% due 10/28/2008	2,100	2,099

Wells Fargo & Co.
5.764% due 03/10/2008	800	800

Westpac Banking Corp.
5.758% due 06/06/2008	600	600

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,323

World Savings Bank FSB
5.396% due 05/08/2009	1,100	1,101
5.820% due 05/08/2008	900	901

		119,376

INDUSTRIALS 7.6%
Amgen, Inc.
5.585% due 11/28/2008	1,900	1,902

Anadarko Petroleum Corp.
6.094% due 09/15/2009	1,300	1,293

BP AMI Leasing, Inc.
5.210% due 06/26/2009	1,800	1,801

Comcast Corp.
5.660% due 07/14/2009	400	398

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Constellation Brands, Inc.
8.000% due 02/15/2008	$1,300	$1,306

CSC Holdings, Inc.
7.250% due 07/15/2008	800	804

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	200	198
5.886% due 10/31/2008	4,000	3,997
6.053% due 03/13/2009	700	696
6.133% due 03/13/2009	300	299

Diageo Capital PLC
5.480% due 11/10/2008	500	501

El Paso Corp.
6.500% due 06/01/2008	400	402
7.625% due 09/01/2008	300	305

General Mills, Inc.
5.490% due 01/22/2010	800	798

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	900	910

Home Depot, Inc.
5.819% due 12/16/2009	6,400	6,320

Hospira, Inc.
5.678% due 03/30/2010	1,200	1,190

Kimberly-Clark Corp.
5.460% due 07/30/2010	1,900	1,902

Mandalay Resort Group
6.500% due 07/31/2009	800	808
9.500% due 08/01/2008	1,335	1,372

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12

Pemex Project Funding Master Trust
6.180% due 12/03/2012	200	200
7.375% due 12/15/2014	100	110

Reynolds American, Inc.
6.394% due 06/15/2011	200	200

SABMiller PLC
5.660% due 07/01/2009	5,000	5,013

Safeway, Inc.
5.550% due 03/27/2009	700	701

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	600	600

Time Warner, Inc.
5.730% due 11/13/2009	5,100	5,043

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	200	198

Transocean, Inc.
5.869% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	2,000	2,001

Walt Disney Co.
5.430% due 07/16/2010	2,900	2,890

Weyerhaeuser Co.
6.210% due 09/24/2009	1,700	1,704

Xerox Corp.
9.750% due 01/15/2009	100	105

		48,936

UTILITIES 2.9%
America Movil SAB de C.V.
5.300% due 06/27/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T, Inc.
5.460% due 02/05/2010	$500	$498
5.785% due 11/14/2008	2,550	2,553

BellSouth Corp.
5.682% due 11/15/2007	2,300	2,301

CMS Energy Corp.
9.875% due 10/15/2007	200	200

Dominion Resources, Inc.
5.755% due 11/14/2008	2,000	2,001

Entergy Gulf States, Inc.
6.474% due 12/08/2008	200	201

Florida Power Corp.
5.975% due 11/14/2008	100	100

NiSource Finance Corp.
6.064% due 11/23/2009	200	199

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,306

Qwest Corp.
5.625% due 11/15/2008	1,300	1,305

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	408

Southern California Edison Co.
5.459% due 02/02/2009	700	699
5.778% due 12/13/2007	3,700	3,702

Telecom Italia Capital S.A.
5.836% due 02/01/2011	500	499
5.970% due 07/18/2011	400	398

Telefonica Emisones SAU
5.888% due 06/19/2009	400	400

		17,970

Total Corporate Bonds & Notes (Cost $184,870)		184,282

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
4.375% due 11/01/2034	77	77
4.404% due 05/01/2035	98	97
4.491% due 05/01/2035	100	100
4.522% due 09/01/2035	129	128
4.554% due 07/01/2035	255	255
4.559% due 11/01/2035	192	191
4.638% due 09/01/2035	410	408
4.666% due 08/01/2035	1,731	1,731
4.694% due 12/01/2033	95	95
4.906% due 10/01/2034	30	31
4.989% due 06/01/2035	420	419
5.000% due 09/01/2020 - 05/01/2021	776	761
5.191% due 12/25/2036	512	508
5.231% due 01/25/2021	941	940
5.481% due 09/25/2042	146	147
5.500% due 06/01/2037	1,000	980
5.531% due 05/25/2031	186	185
5.714% due 07/01/2034	31	32
6.205% due 06/01/2043 - 07/01/2044	785	788
6.377% due 07/01/2034	37	38
6.944% due 11/01/2035	42	44
7.368% due 09/01/2036	820	838
7.378% due 05/01/2036	788	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.443% due 07/01/2036	$789	$807
7.502% due 08/01/2036	816	834

Freddie Mac
4.364% due 09/01/2035	190	189
4.588% due 09/01/2035	259	258
4.705% due 06/01/2035	270	267
4.710% due 08/01/2035	361	357
5.000% due 04/15/2012 - 07/15/2024	2,380	2,379
5.171% due 12/25/2036	3,146	3,133
5.391% due 08/25/2031	49	49
5.902% due 07/15/2019 - 10/15/2020	16,369	16,320
5.982% due 02/15/2019	6,111	6,096
6.000% due 09/01/2037	1,000	1,001
6.102% due 12/15/2030	46	46
6.152% due 06/15/2018	30	30
6.205% due 02/25/2045	117	118

Total U.S. Government Agencies (Cost $41,396)		41,482

MORTGAGE-BACKED SECURITIES 14.3%
Arkle Master Issuer PLC
5.732% due 11/19/2007	1,000	1,000

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	450	450

Banc of America Funding Corp.
6.144% due 01/20/2047	1,167	1,171

Banc of America Mortgage Securities, Inc.
4.150% due 10/25/2033	788	778
4.341% due 05/25/2033	1,582	1,586
5.658% due 07/25/2034	1,030	1,036

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,142	9,032
4.750% due 10/25/2035	309	306
5.070% due 11/25/2034	1,776	1,762
5.708% due 07/25/2034	868	872

Bear Stearns Alt-A Trust
4.898% due 12/25/2033	848	841
5.291% due 02/25/2034	775	768
5.507% due 09/25/2035	352	352

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,535	1,529

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	1,300	1,295
5.793% due 12/26/2046	700	697

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	285	285

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	69	69

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	270	268
5.291% due 02/25/2047	1,925	1,883
5.311% due 05/25/2047	616	596
5.411% due 02/25/2037	2,970	2,885
5.983% due 02/25/2036	1,547	1,503

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,126	1,114
5.371% due 04/25/2035	34	34

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	3,269	3,265

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	923	918

GMAC Mortgage Corp. Loan Trust
5.000% due 11/19/2035	66	66

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$724	$720
5.211% due 01/25/2047	907	886
5.401% due 11/25/2045	32	31

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	961	954

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	821	814
5.898% due 06/06/2020	67	67

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	6,000	5,913
5.592% due 01/19/2038	412	410
5.692% due 01/19/2038	594	580
5.722% due 05/19/2035	65	63

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	442	442

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	390	388
5.221% due 11/25/2046	246	245
5.231% due 01/25/2037	340	339

JPMorgan Mortgage Trust
5.023% due 02/25/2035	977	947

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	57	57

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,000	987

Mellon Residential Funding Corp.
5.787% due 12/15/2030	375	371

Merrill Lynch Floating Trust
5.822% due 06/15/2022	2,627	2,612

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	1,468	1,470
5.341% due 02/25/2036	632	627

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	242	240
6.131% due 10/25/2035	345	339
6.973% due 01/25/2029	414	418

Morgan Stanley Capital I
5.812% due 10/15/2020	439	437

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	212	213

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	858	854
5.349% due 01/25/2035	1,280	1,274
5.535% due 08/25/2035	547	546

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	2,168	2,154
5.261% due 03/25/2037	1,470	1,464
5.411% due 02/25/2036	72	70
5.752% due 07/19/2035	286	278

Structured Asset Securities Corp.
5.181% due 05/25/2036	748	742
5.322% due 10/25/2035	338	335

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	2,861	2,851

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	3,021	2,988
5.241% due 03/25/2046	2,117	2,110
5.241% due 11/25/2046	1,621	1,602
5.251% due 10/25/2046	479	472

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	1,367	1,366
5.842% due 09/15/2021	3,276	3,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.321% due 04/25/2045	$35	$35
5.401% due 12/25/2045	40	39
5.421% due 10/25/2045	41	40
5.527% due 02/27/2034	605	602
5.713% due 01/25/2047	429	424
5.771% due 12/25/2027	1,512	1,499
5.777% due 10/25/2046	514	511
5.777% due 12/25/2046	2,930	2,935
5.983% due 02/25/2046	2,893	2,810
6.183% due 11/25/2042	105	106
6.201% due 05/25/2041	21	21

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	165	163

Total Mortgage-Backed Securities (Cost $88,396)		88,486

ASSET-BACKED SECURITIES 20.5%
ACE Securities Corp.
5.181% due 12/25/2036	341	339
5.191% due 05/25/2036	133	133
5.191% due 10/25/2036	276	274
5.211% due 10/25/2036	128	128

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	1,173	1,174

Argent Securities, Inc.
5.181% due 09/25/2036	297	296

Asset-Backed Funding Certificates
5.191% due 11/25/2036	595	592
5.191% due 01/25/2037	592	589

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	449	446
5.181% due 12/25/2036	855	849
5.406% due 09/25/2034	46	45

Atrium CDO Corp.
5.790% due 06/27/2015	3,100	3,078

Bank One Issuance Trust
5.862% due 12/15/2010	6,600	6,603

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	828	822
5.211% due 10/25/2036	378	376
5.331% due 09/25/2034	8	7

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	3,206	3,183
5.196% due 02/25/2036	18	18
5.381% due 06/25/2035	1,047	1,041
5.825% due 10/25/2035	1,132	1,115

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,300	1,299

Chase Issuance Trust
5.742% due 07/15/2011	1,300	1,296
5.762% due 12/15/2010	3,000	2,999
5.762% due 02/15/2011	2,300	2,296

Citibank Credit Card Issuance Trust
5.530% due 02/07/2010	5,300	5,303

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	641	639
5.191% due 01/25/2037	1,165	1,158
5.201% due 01/25/2036	573	573

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	979	976
5.181% due 05/25/2037	8,814	8,760
5.181% due 03/25/2047	165	164
5.191% due 03/25/2037	248	247
5.201% due 06/25/2037	1,093	1,085
5.211% due 06/25/2037	646	641
5.241% due 10/25/2046	169	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	$679	$675
5.251% due 07/25/2037	1,359	1,353

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	203	203

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	1,560	1,551
5.181% due 11/25/2036	1,071	1,055
5.181% due 12/25/2036	654	650
5.191% due 06/25/2036	729	723
5.201% due 12/25/2037	3,338	3,314
5.221% due 11/25/2036	27	27

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	605	599
5.201% due 02/25/2037	134	133

GS Auto Loan Trust
5.344% due 07/15/2008	779	779

GSAMP Trust
5.171% due 10/25/2046	443	441
5.201% due 09/25/2036	148	147
5.201% due 12/25/2036	871	861

GSR Mortgage Loan Trust
5.231% due 11/25/2030	10	10

Harley-Davidson, Inc.
5.310% due 05/15/2008	1,610	1,611

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,011	1,006
5.766% due 01/20/2035	1,193	1,167

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,625	1,613
5.181% due 12/25/2036	473	469

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	496	492
5.211% due 07/25/2037	1,522	1,510
5.231% due 03/25/2036	2	2

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	108	107
5.181% due 10/25/2036	3,280	3,241
5.201% due 11/25/2036	689	686

Lehman XS Trust
5.201% due 05/25/2046	263	262
5.251% due 11/25/2036	1,139	1,138

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	828	826
5.171% due 11/25/2036	2,457	2,443
5.211% due 02/25/2036	20	20
5.221% due 01/25/2046	40	40
5.411% due 10/25/2034	7	6
5.685% due 08/25/2035	192	191

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	861	856

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,100	2,096
5.872% due 08/16/2010	2,100	2,101

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	456	454
5.201% due 08/25/2036	1,913	1,907

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	453	451
5.171% due 10/25/2036	188	187
5.181% due 10/25/2036	324	322
5.181% due 11/25/2036	1,504	1,492
5.191% due 05/25/2037	3,142	3,117

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	513	509

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	$1,166	$1,158
5.251% due 04/25/2037	3,653	3,630

Nelnet Student Loan Trust
5.182% due 09/25/2012	281	281

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	181	180

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,029	1,025
5.181% due 07/25/2036	326	325
5.181% due 01/25/2037	860	855

Park Place Securities, Inc.
5.391% due 09/25/2035	318	316
5.443% due 10/25/2034	236	225

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	623	621
5.211% due 10/25/2036	1,279	1,269
5.231% due 08/25/2046	2,853	2,829

Residential Asset Securities Corp.
5.171% due 08/25/2036	84	84
5.191% due 10/25/2036	510	507
5.201% due 11/25/2036	994	988

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	1,645	1,624
5.271% due 09/25/2035	9	9

Saxon Asset Securities Trust
5.191% due 11/25/2036	107	106

SBI HELOC Trust
5.301% due 08/25/2036	126	120

Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036	604	599
5.191% due 12/25/2036	1,181	1,172
5.261% due 05/25/2037	1,199	1,189

SLC Student Loan Trust
5.538% due 02/15/2015	1,182	1,180

SLM Student Loan Trust
5.330% due 07/25/2013	1,702	1,702
5.340% due 04/25/2012	94	94
5.360% due 01/25/2016	139	139
5.360% due 10/25/2016	1,300	1,301
5.370% due 01/26/2015	10	10
5.370% due 10/26/2015	399	400

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	142	141
5.191% due 06/25/2036	103	103
5.191% due 12/25/2036	629	624
5.211% due 01/25/2037	2,938	2,919
5.231% due 10/25/2036	379	377

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	676	671
5.191% due 01/25/2038	1,523	1,513

Structured Asset Securities Corp.
5.181% due 10/25/2036	993	983
5.261% due 12/25/2035	36	36

Truman Capital Mortgage Loan Trust
5.611% due 11/25/2031	8	8

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
5.337% due 06/20/2008		$240	$240

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,760	1,750
5.251% due 12/25/2035		180	179

Total Asset-Backed Securities (Cost $127,630)			127,038

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,324

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $2,226)			2,188

SHORT-TERM INSTRUMENTS 27.3%

CERTIFICATES OF DEPOSIT 3.9%
Bank of Ireland
5.400% due 01/15/2010		$3,200	3,204

Barclays Bank PLC
5.281% due 03/17/2008		2,400	2,402

Calyon Financial, Inc.
5.340% due 01/16/2009		1,400	1,400

Fortis Bank NY
5.265% due 06/30/2008		1,800	1,801
5.300% due 09/30/2008		1,600	1,601

HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700
5.308% due 04/09/2009		2,000	1,997

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		1,100	1,099

Societe Generale NY
5.270% due 03/26/2008		700	700
5.271% due 06/30/2008		3,000	3,001
5.271% due 03/28/2008		300	300

Unicredito Italiano NY
5.506% due 05/29/2008		4,300	4,297
5.621% due 12/03/2007		1,100	1,100

			24,102

COMMERCIAL PAPER 22.7%
Bank of America Corp.
5.230% due 11/16/2007		1,400	1,391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.245% due 10/26/2007	$800	$797
5.250% due 10/10/2007	1,400	1,398

Bank of Ireland
5.245% due 10/26/2007	14,500	14,447

Barclays U.S. Funding Corp.
5.260% due 10/09/2007	9,900	9,888

Cox Communications, Inc.
6.002% due 01/15/2008	6,000	5,907

Danske Corp.
5.170% due 10/12/2007	5,200	5,192

DnB NORBank ASA
5.225% due 11/20/2007	16,300	16,182

Freddie Mac
4.000% due 10/01/2007	16,000	16,000

General Electric Capital Corp.
5.240% due 10/31/2007	12,200	12,147

HBOS Treasury Services PLC
5.250% due 10/16/2007	13,300	13,271
5.250% due 11/01/2007	700	697

Rabobank USA Financial Corp.
4.900% due 10/01/2007	8,900	8,900

Svenska Handelsbanken AB
5.250% due 11/08/2007	16,600	16,508

Westpac Banking Corp.
5.225% due 11/13/2007	1,800	1,789
5.245% due 10/25/2007	1,200	1,196
5.250% due 11/01/2007	13,700	13,638
5.250% due 11/02/2007	300	298

Westpac Trust Securities NZ Ltd.
5.240% due 11/01/2007	1,100	1,095

		140,741

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,615	1,615

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,651. Repurchase proceeds are $1,616.)

U.S. TREASURY BILLS 0.5%
3.850% due 11/29/2007 - 12/13/2007 (a)(b)(d)	2,990	2,959

Total Short-Term Instruments (Cost $169,500)		169,417

PURCHASED OPTIONS (f) 0.1%
(Cost $233)		577

Total Investments (c) 99.9% (Cost $619,968)		$619,081

Written Options (g) (0.1%) (Premiums $453)		(656)

Other Assets and Liabilities (Net) 0.2%		1,093

Net Assets 100.0%		$619,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $17,899 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

(d)	Securities with an aggregate market value of $2,464 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,052	$1,018
90-Day Eurodollar June Futures	Long	06/2008	481	491
90-Day Eurodollar June Futures	Long	06/2009	310	(60)
90-Day Eurodollar March Futures	Long	03/2008	18	13
90-Day Eurodollar March Futures	Long	03/2008	152	80
90-Day Eurodollar March Futures	Long	03/2009	407	(27)
90-Day Eurodollar September Futures	Long	09/2008	550	778
90-Day Eurodollar September Futures	Long	09/2009	307	(63)
90-Day Euroyen December Futures	Long	12/2007	95	21
E-mini S&P 500 Index December Futures	Long	12/2007	10	46
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	581	94
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	18	19
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	41
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	594	180
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	17	21
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	110	62
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53	64
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	173	148

				$2,926

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$900	$0
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	300	19
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	2,100	2
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	4,000	(5)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	2,000	2
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	800	(6)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	1,000	13
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%	12/20/2012	2,400	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	600	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	1,900	0
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	3,000	55
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	1,100	1
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	1,000	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	100	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008	2,000	(11)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008	2,000	(7)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	800	(2)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008	2,000	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	4,000	0
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	2,300	60
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	400	2
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	3,100	(2)

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	$100	$0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	300	(1)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	6,600	5
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	2,100	3
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	1,000	(4)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	3,100	(1)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,700	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	1,400	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	1,000	(11)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	500	(1)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	1,600	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	3,000	(441)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	1,300	3
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,100	(24)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,900	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	1,900	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	1,100	2
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007	4,100	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	2,300	2
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	1,900	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	2,300	36
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	900	(3)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	1,400	0
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	4,200	93
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,500	1

						$(216)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	2,400	$(4)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		600	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,500	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		800	10
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	9
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,200	8
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,700	19
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		16,200	(58)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(5)

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012	EUR	200	$(2)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(93)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	145
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,700	76
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	20
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(7)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$61,900	(26)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(13)

							$75

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	592,475	$2,540
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	914,529	3,276
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	1,895,606	6,798
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,300	289
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	317,787	(1,419)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	448,976	(2,390)

						$9,094

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$7,100	$36	$63
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	51
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	64
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	31,700	108	361

							$233	$577

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	403	$99	$151
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	403	126	88

				$225	$239

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,100	$37	$50
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,000	37	34
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	25	50
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	10,600	105	253

							$228	$417

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,591	10/2007	$84	$0	$84
Sell		21	10/2007	0	(1)	(1)
Buy	BRL	31,904	10/2007	1,619	0	1,619
Sell		31,904	10/2007	0	(1,120)	(1,120)
Buy		39,846	03/2008	1,567	0	1,567
Buy	CAD	1,852	11/2007	29	0	29
Buy	CNY	6,624	11/2007	11	0	11
Sell		6,624	11/2007	0	(5)	(5)
Buy		604	01/2008	0	0	0
Sell		604	01/2008	0	(1)	(1)
Buy	EUR	3,260	10/2007	221	0	221
Sell		675	10/2007	0	(25)	(25)
Sell	GBP	2,357	11/2007	0	(78)	(78)
Buy	IDR	3,528,000	05/2008	0	(20)	(20)
Buy	INR	13,890	10/2007	11	0	11
Sell		13,890	10/2007	0	(14)	(14)
Buy		133,244	05/2008	155	0	155
Buy	JPY	482,742	10/2007	41	0	41
Sell		612,001	10/2007	14	0	14
Buy	KRW	37,836	05/2008	1	0	1
Buy		2,863,513	08/2008	51	0	51
Buy	MXN	33,881	03/2008	6	(16)	(10)
Buy		5,736	07/2008	2	0	2
Buy	MYR	4,667	05/2008	2	(13)	(11)
Buy	PHP	39,051	05/2008	9	0	9
Buy	PLN	7,610	07/2008	105	0	105
Buy	RUB	5,961	11/2007	11	0	11
Buy		10,067	12/2007	20	0	20
Buy		92,394	01/2008	103	0	103
Buy		16,142	07/2008	6	0	6
Buy	SGD	4,268	10/2007	78	0	78
Sell		4,297	10/2007	0	(60)	(60)
Buy		1,883	02/2008	15	0	15
Buy		4,127	05/2008	57	0	57

				$4,218	$(1,353)	$2,865

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  Fundamental IndexPLUS™ TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
HCA, Inc.
7.448% due 11/16/2013	$2,487	$2,444

Idearc, Inc.
7.200% due 11/17/2014	2,494	2,460

SLM Corp.
6.000% due 06/30/2008	1,400	1,395

Tell Group PLC
7.070% due 08/09/2011	24	23

Total Bank Loan Obligations (Cost $6,399)		6,322

CORPORATE BONDS & NOTES 19.9%

BANKING & FINANCE 14.6%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	600	601

American International Group, Inc.
5.050% due 10/01/2015	100	96

Bank of America Corp.
5.370% due 11/06/2009	600	598
5.736% due 09/18/2009	200	200

Bank of America N.A.
5.704% due 06/12/2009	800	798
6.000% due 10/15/2036	300	295

Bank of Ireland
5.696% due 12/18/2009	3,100	3,091

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400	3,396
5.630% due 07/16/2009	3,300	3,273

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	770

Calabash Re II Ltd.
14.094% due 01/08/2010	1,600	1,655
15.294% due 01/08/2010	1,600	1,705

CIT Group, Inc.
5.510% due 01/30/2009	600	579
5.640% due 08/17/2009	300	287
5.708% due 08/15/2008	1,000	985
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	900	899
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.228% due 12/28/2009	500	498
6.000% due 08/15/2017	6,700	6,868

DnB NORBank ASA
5.430% due 10/13/2009	1,000	1,001
5.548% due 02/25/2008	1,500	1,500

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	22,400	22,234

Foundation Re II Ltd.
12.270% due 11/26/2010	1,400	1,437

General Electric Capital Corp.
5.390% due 10/26/2009	500	498

GMAC LLC
6.000% due 12/15/2011	200	185

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	500	499
5.300% due 06/23/2009	1,100	1,097
5.460% due 07/29/2008	700	699
5.690% due 07/23/2009	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049	$100	$91

HSBC Finance Corp.
5.420% due 10/21/2009	800	796
5.824% due 09/15/2008	300	300

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,926

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,785

John Deere Capital Corp.
5.410% due 04/15/2008	600	600

JPMorgan Chase & Co.
5.179% due 06/26/2009	800	800

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,720

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,200	2,175
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	900	871
5.450% due 04/03/2009	600	591
5.630% due 11/10/2009	500	488
5.630% due 11/16/2009	1,900	1,855
5.645% due 05/25/2010	100	98
6.200% due 09/26/2014	400	402

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,463

MetLife, Inc.
6.400% due 12/15/2036	400	382

Morgan Stanley
5.189% due 11/21/2008	900	896
5.470% due 02/09/2009	700	696

Mystic Re Ltd.
11.841% due 12/05/2008	1,500	1,521

National Australia Bank Ltd.
5.765% due 09/11/2009	800	802

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,124

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Santander U.S. Debt S.A. Unipersonal
5.679% due 11/20/2008	500	499

SLM Corp.
5.500% due 07/27/2009	600	577

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	930

State Street Capital Trust IV
6.694% due 06/15/2037	200	182

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	192

USB Capital IX
6.189% due 04/15/2049	200	200

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	900	892

Westpac Banking Corp.
5.758% due 06/06/2008	800	799

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	478

		84,515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.1%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$3,900	$3,879

AstraZeneca PLC
5.900% due 09/15/2017	400	407
6.450% due 09/15/2037	300	312

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,974

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Corp.
5.875% due 02/15/2018	300	296
6.450% due 03/15/2037	300	297

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	200	199

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	199

HJ Heinz Co.
6.428% due 12/01/2008	100	101

International Business Machines Corp.
5.700% due 09/14/2017	7,800	7,856

Peabody Energy Corp.
7.875% due 11/01/2026	300	319

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	402

Rohm & Haas Co.
6.000% due 09/15/2017	500	502

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	438

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,058

Transocean, Inc.
5.869% due 09/05/2008	700	699

Williams Cos., Inc.
6.375% due 10/01/2010	700	707

		23,743

UTILITIES 1.2%
Dominion Resources, Inc.
5.755% due 11/14/2008	2,800	2,802

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,963

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	584

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	229

Southern California Edison Co.
5.459% due 02/02/2009	800	798

		7,376

Total Corporate Bonds & Notes (Cost $116,050)		115,634

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	271

Total Municipal Bonds (Cost $285)		271

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$2,000	$1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 68.5%
Fannie Mae
4.338% due 03/01/2035	307	313
4.432% due 01/01/2035	1,325	1,310
4.443% due 07/01/2034	1,048	1,040
4.500% due 08/01/2035	1,835	1,818
4.522% due 09/01/2035	838	835
4.533% due 07/01/2035	1,066	1,065
4.554% due 07/01/2035	1,377	1,375
4.632% due 10/01/2035	737	737
4.638% due 09/01/2035	1,845	1,836
4.657% due 12/01/2033	730	741
4.673% due 05/25/2035	200	199
4.694% due 12/01/2033	493	492
4.832% due 06/01/2035	1,937	1,926
4.906% due 10/01/2034	274	276
4.989% due 06/01/2035	1,892	1,887
5.000% due 06/25/2027 - 10/01/2037	2,737	2,645
5.000% due 10/01/2035 - 03/01/2036 (e)	28,301	27,044
5.191% due 12/25/2036	683	677
5.481% due 09/25/2042	1,073	1,078
5.500% due 10/01/2022 - 10/01/2037	123,660	121,176
5.500% due 07/01/2035 - 08/01/2037 (e)	43,642	42,770
6.000% due 05/01/2035 - 10/01/2037	99,526	99,703
6.000% due 07/01/2035 - 01/01/2037 (e)	16,086	16,117
6.205% due 06/01/2043 - 07/01/2044	1,099	1,103
6.500% due 09/01/2034 - 09/01/2037	1,000	1,018
6.944% due 11/01/2035	339	351

Freddie Mac
4.364% due 09/01/2035	808	802
4.500% due 10/15/2022	1,076	1,073
4.705% due 06/01/2035	2,089	2,067
4.710% due 08/01/2035	1,689	1,671
4.815% due 10/01/2035	1,236	1,239
4.906% due 11/01/2034	1,188	1,190
5.000% due 04/15/2012 - 01/15/2024	1,498	1,497
5.391% due 08/25/2031	254	255
5.500% due 08/01/2037 - 09/01/2037	5,000	4,896
5.500% due 09/01/2037 (e)	14,000	13,711
5.902% due 07/15/2019 - 08/15/2019	7,507	7,484
5.982% due 02/15/2019	8,149	8,128
6.000% due 06/01/2037 - 10/01/2037	17,765	17,789
6.000% due 09/01/2037 (e)	4,235	4,240
6.152% due 06/15/2018	178	179
6.205% due 02/25/2045	117	118

Ginnie Mae
4.000% due 07/16/2027	2	2
6.000% due 05/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $396,836)		396,880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	$14,823	$14,336
2.000% due 01/15/2026	944	902
2.375% due 04/15/2011	1,362	1,372
2.375% due 01/15/2025	552	557
2.375% due 01/15/2027	29,627	29,997
2.625% due 07/15/2017	2,310	2,382

Total U.S. Treasury Obligations (Cost $49,260)		49,546

MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	309	306

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,300	2,300

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,667	1,651

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	326	321
4.900% due 12/25/2035	692	689

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,114	2,096
5.311% due 05/25/2047	792	767
5.411% due 02/25/2037	3,416	3,317

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	225

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	585	584

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	4,069	4,064

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,046	1,040
5.211% due 01/25/2047	1,179	1,152

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	92	92

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
5.251% due 11/25/2035	1,418	1,357

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	632	631

Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	970	981
5.221% due 11/25/2046	554	551
5.231% due 01/25/2037	453	452

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	703	702

Mellon Residential Funding Corp.
5.787% due 12/15/2030	2,754	2,729

Merrill Lynch Floating Trust
5.822% due 06/15/2022	4,153	4,129

Structured Adjustable Rate Mortgage Loan Trust
5.316% due 08/25/2034	1,192	1,200
6.383% due 01/25/2035	623	625

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	358	349

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	162	161

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,323	1,319
5.241% due 11/25/2046	1,054	1,041
5.251% due 10/25/2046	1,518	1,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	$2,111	$2,103

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
6.183% due 11/25/2042	156	157
6.201% due 05/25/2041	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,319	1,304

Total Mortgage-Backed Securities (Cost $43,676)		43,420

ASSET-BACKED SECURITIES 14.6%
ACE Securities Corp.
5.181% due 12/25/2036	409	407
5.211% due 10/25/2036	449	447

Asset-Backed Funding Certificates
5.191% due 11/25/2036	859	855

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	648	645
5.406% due 09/25/2034	151	148

Bank One Issuance Trust
5.862% due 12/15/2010	7,800	7,803
5.872% due 09/15/2010	5,859	5,862

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,243	1,233
5.211% due 10/25/2036	454	451
5.331% due 09/25/2034	38	38

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,800	1,799

Chase Issuance Trust
5.742% due 07/15/2011	1,800	1,795

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	873	873

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	321	319

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	7,148	7,104
5.181% due 03/25/2047	549	546
5.191% due 03/25/2037	806	802
5.201% due 06/25/2037	1,015	1,007
5.211% due 06/25/2037	888	882
5.241% due 10/25/2046	562	560

Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	137	136
5.191% due 11/25/2036	906	900

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	508	508

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	1,530	1,508
5.181% due 12/25/2036	981	974
5.191% due 06/25/2036	2,244	2,226

Fremont Home Loan Trust
5.181% due 10/25/2036	3,052	3,031
5.191% due 01/25/2037	757	748
5.201% due 02/25/2037	357	355

GSAMP Trust
5.201% due 09/25/2036	543	540

GSR Mortgage Loan Trust
5.231% due 11/25/2030	98	97

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	758	755

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	631	625

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	$708	$703

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	271	269
5.181% due 10/25/2036	4,350	4,298
5.201% due 11/25/2036	230	229

Lehman XS Trust
5.201% due 05/25/2046	338	338

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	1,255	1,252
5.171% due 11/25/2036	3,580	3,560
5.221% due 01/25/2046	238	238
5.411% due 10/25/2034	18	18
5.685% due 08/25/2035	277	275

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,900	2,895
5.872% due 08/16/2010	3,150	3,152

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	638	636
5.201% due 08/25/2036	2,620	2,611

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	664	662
5.171% due 10/25/2036	377	374
5.181% due 10/25/2036	454	451

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	706	700

Nelnet Student Loan Trust
5.182% due 09/25/2012	401	402

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,453	1,447
5.181% due 07/25/2036	489	487

Park Place Securities, Inc.
5.443% due 10/25/2034	728	695

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	808	802

Residential Asset Securities Corp.
5.191% due 10/25/2036	1,472	1,466
5.201% due 11/25/2036	801	795

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	32	32

Saxon Asset Securities Trust
5.191% due 11/25/2036	320	318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036		$442	$420

SLM Student Loan Trust
5.330% due 07/25/2013		2,182	2,183
5.370% due 01/26/2015		77	77

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		426	424
5.211% due 01/25/2037		4,024	3,997

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037		983	976

Structured Asset Securities Corp.
5.181% due 10/25/2036		860	852
5.231% due 09/25/2035		101	101
5.261% due 12/25/2035		261	260

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		539	536

Total Asset-Backed Securities (Cost $85,366)			84,910

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	345

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	12,928

Total Foreign Currency-Denominated Issues (Cost $12,934)			13,273

		SHARES
PREFERRED STOCKS 0.5%
DG Funding Trust
7.448% due 12/31/2049		243	2,611

Total Preferred Stocks (Cost $2,585)			2,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 17.1%

COMMERCIAL PAPER 14.4%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007	$15,700	$15,667

DnB NORBank ASA
5.080% due 01/04/2008	14,900	14,693

Freddie Mac
4.000% due 10/01/2007	6,000	6,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	16,200	16,200

UBS Finance Delaware LLC
4.750% due 10/01/2007	15,000	15,000

Unicredito Italiano SpA
5.500% due 10/15/2007	15,700	15,666

		83,226

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,097	3,097

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% - 5.750% due 02/15/2008 - 05/25/2012 valued at $108 and Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,055. Repurchase proceeds are $3,098.)

U.S. TREASURY BILLS 2.2%
3.892% due 11/29/2007 - 12/13/2007 (a)(c)(f)	13,075	12,939

Total Short-Term Instruments (Cost $99,305)		99,262

PURCHASED OPTIONS (h) 0.6%
(Cost $1,612)		3,237

Total Investments (d) 141.0% (Cost $816,407)		$817,437

Written Options (i) (0.4%) (Premiums $1,804)		(2,602)

Other Assets and Liabilities (Net) (40.6%)		(234,985)

Net Assets 100.0%		$579,850

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $4,454 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $9,687 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $99,852 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $102,954 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $4,033 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,096	$1,704
90-Day Eurodollar June Futures	Long	06/2008	487	402
90-Day Eurodollar June Futures	Long	06/2009	3	6
90-Day Eurodollar March Futures	Long	03/2008	522	422
90-Day Eurodollar March Futures	Long	03/2009	289	78
90-Day Eurodollar September Futures	Long	09/2008	187	390
90-Day Euroyen December Futures	Long	12/2007	368	11

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	5	$19
S&P 500 Index December Futures	Long	12/2007	4	113
U.S. Treasury 10-Year Note December Futures	Long	12/2007	318	(179)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	169	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	17	18
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	62	98
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	407	124
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	47
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	159	89
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	98	129
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	167	191

				$3,655

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$2,700	$2
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	5,600	(14)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	5,780	(9)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	600	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	500	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	3,800	6
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	2,600	0
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	2,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	2,800	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	300	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	3,100	(38)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	4,100	80
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,600	(35)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	19
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007	5,600	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	(9)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	600	(2)

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,900	$(10)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		2,600	20
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		18,400	(14)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	3,000	(5)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		800	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,900	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,100	14
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,900	23
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	28
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		4,100	26
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,400	45
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		4,700	45
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,400	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		1,100	(34)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	(5)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		1,700	(15)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	11
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,700	2
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	53
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	6
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(31)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		13,600	178
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		900	(30)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	152
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	45
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,800	47
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	304
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		300	(12)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	(2)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		8,200	(9)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$800	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		2,200	(8)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,000	(11)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,100	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	628
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		3,200	(7)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,800	(75)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,000	(40)

							$1,355

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$3,042
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	4,357
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	576,956	2,070
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	92,146	(339)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,295	253
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	658,273	(2,940)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	471,425	(2,500)

						$3,943

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$39,000	$187	$344
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	18,000	52	66
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	18,000	135	242
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	504
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	15,000	60	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	38,800	192	395
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	52,500	307	414
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	18,000	64	159
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	66,900	234	761

							$1,528	$3,145

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$1,000	$42	$46
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	1,000	42	46

				$84	$92

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	149	$63	$53
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	418	178	157
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	42	28	17
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	68	19	15

				$288	$242

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$16,500	$184	$266
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	4,000	50	46
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	8,000	137	224
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	404
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,000	64	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	17,000	204	279
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	12,900	171	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	10,000	123	140
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	73
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	6,000	62	112
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	22,300	225	532

							$1,516	$2,360

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$13,500	$13,321	$13,224
Fannie Mae	6.000%	10/01/2037	2,000	2,002	2,003
Freddie Mac	6.000%	10/01/2037	17,000	17,125	17,018
U.S. Treasury Notes	4.500%	05/15/2017	13,700	13,697	13,900
U.S. Treasury Notes	4.625%	02/15/2017	2,100	2,103	2,130

				$48,248	$48,275

(2) Market value includes $292 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments Fundamental IndexPLUS™ TR Fund (Cont.)	(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,559	10/2007	$141	$0	$141
Sell		29	10/2007	0	(2)	(2)
Buy	BRL	25,582	10/2007	1,012	0	1,012
Sell		25,582	10/2007	0	(898)	(898)
Buy		41,973	03/2008	1,927	0	1,927
Buy	CAD	2,263	11/2007	43	0	43
Buy	CNY	8,910	11/2007	14	0	14
Sell		8,910	11/2007	0	(7)	(7)
Buy		3,997	01/2008	0	0	0
Sell		3,997	01/2008	0	(4)	(4)
Buy	EUR	1,419	10/2007	96	0	96
Sell		9,229	10/2007	0	(553)	(553)
Sell	GBP	3,172	11/2007	0	(99)	(99)
Buy	IDR	4,321,800	05/2008	0	(24)	(24)
Buy	INR	28,347	10/2007	22	0	22
Sell		28,347	10/2007	0	(29)	(29)
Buy		210,347	05/2008	242	0	242
Buy	JPY	461,441	10/2007	29	0	29
Sell		596,090	10/2007	14	0	14
Buy	KRW	752,096	01/2008	0	(1)	(1)
Buy		570,889	05/2008	14	0	14
Buy		1,295,647	08/2008	23	0	23
Buy	MXN	32,931	03/2008	13	(19)	(6)
Buy		6,388	07/2008	2	0	2
Buy	MYR	6,066	05/2008	3	(16)	(13)
Buy	NZD	331	10/2007	21	0	21
Buy	PHP	71,974	05/2008	16	0	16
Buy	PLN	1,257	03/2008	29	0	29
Buy		5,553	07/2008	77	0	77
Buy	RUB	11,662	11/2007	24	0	24
Buy		34,363	12/2007	66	0	66
Buy		80,001	01/2008	88	0	88
Buy		15,627	07/2008	6	0	6
Buy	SEK	1,702	12/2007	18	0	18
Buy	SGD	5,296	10/2007	94	0	94
Sell		5,175	10/2007	0	(72)	(72)
Buy		1,860	02/2008	15	0	15
Buy		5,114	05/2008	71	0	71

				$4,120	$(1,724)	$2,396

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.0%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	$100	$100

American Express Centurion Bank
5.826% due 06/12/2009	600	598

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	399

Bank of America Corp.
5.459% due 08/02/2010	540	538

Bank of Ireland
5.696% due 12/18/2009	300	299

Bank of Scotland PLC
5.995% due 11/22/2012	500	501

Barclays Bank PLC
5.450% due 09/12/2012	900	906

Bear Stearns Cos., Inc.
5.630% due 07/16/2009	100	99
5.630% due 05/18/2010	500	488

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	600	598

CIT Group, Inc.
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	100	100
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.660% due 05/18/2010	730	725
6.000% due 08/15/2017	200	205

Credit Agricole S.A.
5.505% due 05/28/2009	100	100
5.555% due 05/28/2010	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	600	597

Ford Motor Credit Co.
6.625% due 06/16/2008	2,100	2,084
7.250% due 10/25/2011	500	469

General Electric Capital Corp.
5.430% due 01/20/2010	600	597
5.628% due 08/15/2011	400	395

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	100	100
5.250% due 12/23/2008	200	199
5.300% due 12/22/2008	100	100
5.610% due 11/16/2009	290	290

HSBC Finance Corp.
5.688% due 06/19/2009	750	747

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

ICICI Bank Ltd.
5.900% due 01/12/2010	100	99

International Lease Finance Corp.
5.350% due 06/26/2009	370	368

JPMorgan Chase & Co.
5.179% due 06/26/2009	290	290
5.400% due 05/07/2010	200	199

Lehman Brothers Holdings, Inc.
5.630% due 11/16/2009	600	586
5.645% due 05/25/2010	100	98

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	600	598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.560% due 05/17/2010	$200	$199

Morgan Stanley
5.410% due 05/07/2009	300	298
5.470% due 02/09/2009	340	338

Residential Capital LLC
7.595% due 05/22/2009	100	85

SLM Corp.
5.500% due 07/27/2009	30	29
5.570% due 07/25/2008	500	493

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	93

U.S. Bank N.A.
5.680% due 03/31/2008	500	500

Wachovia Corp.
5.671% due 12/01/2009	200	200

Wells Fargo & Co.
5.270% due 03/23/2010	630	628

World Savings Bank FSB
5.638% due 06/20/2008	300	300

		17,848

INDUSTRIALS 3.9%
Amgen, Inc.
5.585% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	102

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	50	50
6.133% due 03/13/2009	100	100

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.819% due 12/16/2009	100	99

International Business Machines Corp.
5.700% due 09/14/2017	900	906

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	200	200

		2,559

UTILITIES 2.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

BellSouth Corp.
4.240% due 04/26/2021	300	298

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	800	797

Enel Finance International S.A.
6.800% due 09/15/2037	300	307

TXU Electric Delivery Co.
6.069% due 09/16/2008	200	198

Verizon Communications, Inc.
5.410% due 04/03/2009	200	200

		1,900

Total Corporate Bonds & Notes (Cost $22,475)		22,307

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 62.4%
Fannie Mae
5.000% due 02/25/2017 - 10/01/2037	$1,029	$983
5.500% due 10/01/2022 - 10/01/2037	9,959	9,774
5.500% due 08/01/2037 (c)	994	974
6.000% due 10/01/2037	17,000	17,024
6.205% due 06/01/2043	69	70
6.500% due 10/01/2035 - 09/01/2037	2,000	2,037

Freddie Mac
4.250% due 09/15/2024	348	345
5.000% due 07/15/2020	223	223
5.500% due 09/01/2037 (c)	2,000	1,959
5.902% due 07/15/2019 - 10/15/2020	1,999	1,992
5.982% due 02/15/2019	776	774
6.000% due 09/01/2037 (c)	4,000	4,005

Ginnie Mae
6.000% due 08/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $41,064)		41,167

U.S. TREASURY OBLIGATIONS 11.8%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,537	1,487
1.875% due 07/15/2013	566	557
2.000% due 01/15/2014	113	111
2.000% due 07/15/2014	1,104	1,089
2.375% due 04/15/2011	105	106
2.375% due 01/15/2027	826	836
2.625% due 07/15/2017	201	207
3.500% due 01/15/2011	2,390	2,495

U.S. Treasury Bonds
4.750% due 08/15/2017	900	913

Total U.S. Treasury Obligations (Cost $7,797)		7,801

MORTGAGE-BACKED SECURITIES 6.4%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	53	53

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	352	349

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	180	180

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	251	246
5.983% due 02/25/2036	160	155

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	220	218
4.796% due 11/25/2034	125	124

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	146	146
5.211% due 03/25/2037	70	70

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	91	89

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	143	141
5.898% due 06/06/2020	7	7

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	$107	$107

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	37	37

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	61	58

Morgan Stanley Capital I
5.812% due 10/15/2020	63	62

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	249	247

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	156	156
5.752% due 07/19/2035	63	62

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	311	310

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	67	67
5.832% due 06/15/2020	195	195

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	280	277
5.983% due 02/25/2046	517	502

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	135	132

Total Mortgage-Backed Securities (Cost $4,264)		4,228

ASSET-BACKED SECURITIES 21.3%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	300	298

American Express Credit Account Master Trust
5.752% due 01/18/2011	400	400
6.252% due 02/15/2012	104	103

Asset-Backed Funding Certificates
5.191% due 01/25/2037	66	65

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	161	159
5.221% due 06/25/2047	87	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	180	179

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	348	346

Chase Credit Card Master Trust
5.862% due 07/15/2010	600	600

Chase Issuance Trust
5.762% due 12/15/2010	300	300
5.762% due 02/15/2011	300	299

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	595
5.530% due 02/07/2010	670	670

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	173	171
5.191% due 01/25/2037	206	204
5.201% due 01/25/2036	62	62
5.241% due 08/25/2036	500	494

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	386	384
5.181% due 07/25/2037	429	426
5.201% due 06/25/2037	78	78
5.211% due 06/25/2037	404	401
5.211% due 10/25/2037	271	269
5.311% due 09/25/2036	570	562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	$377	$375
5.221% due 12/25/2037	324	322

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	156	155

First USA Credit Card Master Trust
5.774% due 04/18/2011	300	300

Fremont Home Loan Trust
5.231% due 05/25/2036	96	96

GSAMP Trust
5.201% due 12/25/2036	237	235

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	253	252

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	86	86

HSBC Asset Loan Obligation
5.191% due 12/25/2036	412	411

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	303	301

Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	94	94

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	89	89
5.191% due 11/25/2036	287	285
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	597
5.872% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036	208	207

Morgan Stanley ABS Capital I
5.171% due 01/25/2037	81	81
5.181% due 11/25/2036	226	224

Option One Mortgage Loan Trust
5.181% due 01/25/2037	143	143
5.201% due 01/25/2036	95	95

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	76	76

Residential Asset Securities Corp.
5.201% due 02/25/2037	253	251

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	481	477
5.191% due 12/25/2036	169	167

SLM Student Loan Trust
3.800% due 12/15/2038	500	490
5.330% due 10/25/2012	23	23

Soundview Home Equity Loan Trust
5.191% due 12/25/2036	157	156
5.211% due 06/25/2037	169	167

Specialty Underwriting & Residential Finance
5.191% due 01/25/2038	179	178

Structured Asset Securities Corp.
5.231% due 01/25/2037	385	380

Total Asset-Backed Securities (Cost $14,113)		14,044

SOVEREIGN ISSUES 0.8%
Korea Development Bank
5.500% due 04/03/2010	500	499

Total Sovereign Issues (Cost $500)		499

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	$417

Total Foreign Currency-Denominated Issues (Cost $405)			417

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.3%
Nordea Bank Finland PLC
5.308% due 04/09/2009		$200	200

COMMERCIAL PAPER 2.9%
Freddie Mac
4.000% due 10/01/2007		1,000	1,000

UBS Finance Delaware LLC
4.750% due 10/01/2007		900	900

			1,900

REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		1,468	1,468

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,500. Repurchase proceeds are $1,469.)

U.S. TREASURY BILLS 0.9%
4.237% due 11/29/2007 - 12/13/2007 (a)(d)		570	565

Total Short-Term Instruments (Cost $4,134)			4,133

PURCHASED OPTIONS (f) 0.3%
(Cost $90)			188

Total Investments 143.7% (Cost $94,842)			$94,784

Written Options (g) (0.3%) (Premiums $119)			(169)

Other Assets and Liabilities (Net) (43.4%)			(28,673)

Net Assets 100.0%			$65,942

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $6,714 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $6,938 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $565 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	81	$124
90-Day Eurodollar June Futures	Long	06/2008	110	47
90-Day Eurodollar March Futures	Long	03/2008	53	(2)
90-Day Eurodollar March Futures	Long	03/2009	23	9
90-Day Eurodollar September Futures	Long	09/2008	138	123
90-Day Euroyen December Futures	Long	12/2007	10	2
U.S. Treasury 10-Year Note December Futures	Long	12/2007	7	(4)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	18
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	8	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	26	22

				$362

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	500	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	(1)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	(1)

						$(16)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	1,900	$(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	300	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		300	2
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	3
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009	EUR	400	4
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		300	2
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		100	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	1
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	11
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,200	16
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(3)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	800	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$100	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		100	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	0

							$21

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	791,809	$4,176

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	$2,000	$15	$27
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	10	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	34

							$89	$188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$87.375	10/04/2007	$4,500	$1	$0

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	16	$7	$6
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	39	16	15
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	4	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	7	2	1

				$28	$24

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	$1,000	$17	$28
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	27	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	9	24

							$91	$145

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$900	$911	$920
U.S. Treasury Notes	4.500%	05/15/2017	200	198	203
U.S. Treasury Notes	4.625%	02/15/2017	200	200	203

				$1,309	$1,326

(2) Market value includes $13 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	273	10/2007	$15	$0	$15
Buy	BRL	2,898	10/2007	112	0	112
Sell		2,898	10/2007	0	(103)	(103)
Buy		8,960	11/2007	46	0	46
Buy		902	03/2008	61	0	61
Buy		2,898	07/2008	92	0	92
Buy	CAD	162	11/2007	2	0	2
Buy	CNY	314	11/2007	0	0	0
Sell		314	11/2007	0	0	0
Buy	EUR	1,698	10/2007	115	0	115
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	1,234	11/2007	0	(32)	(32)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	2,647	10/2007	2	0	2
Sell		2,647	10/2007	0	(3)	(3)
Buy		4,798	05/2008	6	0	6
Sell	JPY	201,717	10/2007	4	(21)	(17)
Buy	KRW	19,295	11/2007	0	0	0
Buy		49,759	01/2008	0	0	0
Buy		18,498	05/2008	1	0	1
Buy		117,234	08/2008	2	0	2
Buy	MXN	2,348	03/2008	1	(1)	0
Buy		988	07/2008	0	0	0
Buy	MYR	610	05/2008	0	(1)	(1)
Buy	NZD	28	10/2007	2	0	2
Buy	PHP	5,964	05/2008	1	0	1
Buy	PLN	805	01/2008	3	0	3
Buy		56	03/2008	1	0	1
Buy		659	07/2008	9	0	9
Buy	RUB	928	11/2007	1	0	1
Buy		1,005	12/2007	1	0	1
Buy		13,278	01/2008	13	0	13
Buy		1,576	07/2008	1	0	1
Buy	SEK	382	12/2007	4	0	4
Buy	SGD	290	10/2007	5	0	5
Sell		249	10/2007	0	(4)	(4)
Buy		105	02/2008	1	0	1
Buy		246	05/2008	3	0	3

				$504	$(186)	$318

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Georgia-Pacific Corp.
6.948% due 12/20/2012	241	236
7.264% due 12/20/2012	286	281
7.474% due 12/20/2012	3,429	3,365

HCA, Inc.
7.448% due 11/16/2013	2,587	2,542

Total Bank Loan Obligations (Cost $8,404)		8,424

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 12.9%
American Express Bank FSB
6.000% due 09/13/2017	5,200	5,183

American Express Centurion Bank
6.000% due 09/13/2017	5,100	5,084

American Express Co.
6.150% due 08/28/2017	1,600	1,618

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,531
7.434% due 09/29/2049	1,000	1,065

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,641

Citigroup, Inc.
5.240% due 12/26/2008	2,800	2,799

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,958

Ford Motor Credit Co.
5.800% due 01/12/2009	500	483
7.000% due 10/01/2013	300	271
7.250% due 10/25/2011	1,850	1,735
7.875% due 06/15/2010	300	293

General Electric Capital Corp.
5.734% due 03/12/2010	5,800	5,773

General Motors Acceptance Corp.
7.000% due 02/01/2012	3,300	3,136

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	4,800	4,914
6.750% due 10/01/2037 (a)	2,800	2,820

HSBC Finance Corp.
5.500% due 05/21/2008	2,800	2,799

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	11,600	11,734

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	4,000	3,974
6.050% due 08/15/2012	400	411

Morgan Stanley
5.410% due 05/07/2009	2,600	2,580

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,902

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)	500	510

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	2,300	2,296
5.729% due 11/20/2009	2,800	2,790

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,200	1,190

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,756

		81,784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRUALS 4.2%
Allied Waste North America, Inc.
7.250% due 03/15/2015	$100	$103
7.875% due 04/15/2013	100	104

C8 Capital SPV Ltd.
6.640% due 12/29/2049	1,500	1,463

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	101

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,174

Cox Communications, Inc.
6.253% due 12/14/2007	500	501

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	1,400	1,391

Dynegy Holdings, Inc.
7.500% due 06/01/2015	200	194

El Paso Corp.
7.000% due 06/15/2017	100	102

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,176

HCA, Inc.
9.250% due 11/15/2016	200	213

International Business Machines Corp.
5.700% due 09/14/2017	2,900	2,921

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	100	101

Kohl’s Corp.
6.250% due 12/15/2017	10,000	10,008

Loews Corp.
5.250% due 03/15/2016	2,800	2,697

Nortel Networks Ltd.
10.125% due 07/15/2013	100	103

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,524

Williams Cos., Inc.
6.375% due 10/01/2010	200	202
7.500% due 01/15/2031	100	104

Xerox Corp.
9.750% due 01/15/2009	1,100	1,156

		26,338

UTILITIES 2.7%
AT&T, Inc.
4.125% due 09/15/2009	500	492

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,170
5.658% due 08/15/2008	3,900	3,897

Embarq Corp.
6.738% due 06/01/2013	2,000	2,082

Enel Finance International S.A.
6.250% due 09/15/2017	7,100	7,139

NRG Energy, Inc.
7.375% due 02/01/2016	1,200	1,206

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,156

		17,142

Total Corporate Bonds & Notes (Cost $124,639)		125,264

MUNICIPAL BONDS & NOTES 0.4%
Austin Trust Various States, Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
0.000% due 11/15/2036	135	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	$2,265	$2,274

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	100

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	299

Total Municipal Bonds & Notes (Cost $2,838)		2,821

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	2,000	1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 95.1%
Fannie Mae
3.785% due 08/01/2010	370	358
4.187% due 11/01/2034	1,146	1,150
4.392% due 02/01/2035	728	732
4.500% due 06/01/2010 - 09/25/2020	5,772	5,707
4.601% due 08/01/2035	926	933
4.621% due 10/01/2035	946	941
4.658% due 07/01/2035	1,796	1,777
4.659% due 10/01/2035	890	888
4.724% due 10/01/2035	925	937
4.857% due 02/01/2034	805	797
4.882% due 09/01/2035	1,520	1,559
5.000% due 12/01/2018 - 08/01/2035 (f)	20,345	19,894
5.000% due 07/25/2019 - 10/01/2037	96,684	92,812
5.114% due 03/01/2036	2,654	2,657
5.234% due 02/01/2036	6,380	6,402
5.251% due 03/25/2034	30	30
5.261% due 03/25/2036	2,785	2,774
5.312% due 08/01/2036	1,504	1,509
5.363% due 07/01/2032	55	55
5.381% due 06/25/2044	84	83
5.481% due 09/25/2042	871	875
5.500% due 10/01/2022 - 12/01/2037	239,648	235,242
5.500% due 02/01/2024 - 04/01/2036 (f)	30,422	29,850
6.000% due 10/01/2037 - 11/01/2037	47,000	47,040
6.205% due 09/01/2044 - 10/01/2044	3,142	3,176
6.206% due 10/01/2044	2,305	2,326
6.500% due 07/01/2036 (f)	4,154	4,231
6.625% due 11/25/2023	268	274
6.656% due 04/25/2024	217	226
7.243% due 09/01/2031	3	3
7.500% due 12/01/2014 (f)	269	277

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	2,241	2,223
4.000% due 11/01/2013 (f)	4,811	4,704
4.000% due 05/15/2016	1,178	1,171
4.364% due 09/01/2035	2,285	2,269
4.500% due 02/15/2017 - 09/15/2020	14,042	13,856
5.000% due 12/15/2015 - 11/15/2025	55,016	54,893
5.000% due 09/01/2035 (f)	434	415
5.334% due 09/01/2035	2,475	2,475
5.500% due 03/15/2017 - 10/01/2037	10,290	10,085

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 04/01/2034 - 09/01/2037 (f)	$33,745	$33,055
5.952% due 10/15/2020	885	884
6.102% due 06/15/2031	1,638	1,631
6.152% due 11/15/2016 - 03/15/2017	8,079	8,112
6.205% due 10/25/2044	233	233

Ginnie Mae
6.125% due 11/20/2024	111	112
6.152% due 03/16/2032	43	43

Total U.S. Government Agencies (Cost $601,080)		601,676

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011	4,198	4,226
2.375% due 01/15/2027	1,239	1,254

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	13,134
8.125% due 08/15/2019	900	1,173

U.S. Treasury Notes
4.125% due 08/31/2012	900	897

Total U.S. Treasury Obligations (Cost $20,841)		20,684

MORTGAGE-BACKED SECURITIES 10.5%
Banc of America Funding Corp.
4.614% due 02/20/2036	1,164	1,153
6.144% due 01/20/2047	179	180

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	223	219
5.581% due 01/25/2034	220	219

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,793	2,760
4.550% due 08/25/2035	650	652
4.625% due 10/25/2035	3,534	3,470
4.750% due 10/25/2035	432	428

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	517	518
5.507% due 09/25/2035	587	586
5.819% due 11/25/2036	1,732	1,736

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	600	598

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	719	703
4.700% due 12/25/2035	1,550	1,524
4.900% due 10/25/2035	4,638	4,609

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	585	580
5.411% due 02/25/2037	965	937
5.508% due 06/25/2037	2,990	2,987
5.706% due 11/20/2035	104	104
5.706% due 03/20/2046	1,662	1,626

Countrywide Home Loan Mortgage Pass-Through Trust
5.401% due 05/25/2034	3	3
5.421% due 04/25/2035	380	372
5.451% due 03/25/2035	328	320

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	518	514

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,868	1,866

Downey Savings & Loan Association Mortgage Loan Trust
5.762% due 08/19/2045	1,563	1,527
7.195% due 07/19/2044	149	151

First Horizon Alternative Mortgage Securities
4.469% due 03/25/2035	375	377

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	$132	$131

First Republic Mortgage Loan Trust
6.102% due 11/15/2031	130	129

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	213	213

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,142	1,132

GSR Mortgage Loan Trust
4.540% due 09/25/2035	517	512
5.500% due 11/25/2035	588	588

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	23	23

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	1,408	1,385

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	78	78
5.231% due 01/25/2037	1,415	1,413

JPMorgan Mortgage Trust
5.023% due 02/25/2035	488	473

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	313	311

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	297	295

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	91	90
6.131% due 10/25/2035	103	102

Morgan Stanley Capital I
5.812% due 10/15/2020	1,820	1,812

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	2,177	2,105
5.531% due 03/25/2033	173	172

Residential Asset Securitization Trust
5.531% due 05/25/2033	305	302

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	364	365

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	2,367	2,315
5.411% due 02/25/2036	860	837
5.752% due 07/19/2035	420	411

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	2,269	2,242

Washington Mutual, Inc.
5.441% due 01/25/2045	286	281
5.451% due 01/25/2045	267	263
5.671% due 12/25/2027	781	781
5.777% due 07/25/2046	2,582	2,580
5.777% due 08/25/2046	2,952	2,950

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	745	733
4.318% due 07/25/2035	2,700	2,671
4.366% due 05/25/2035	427	424
4.500% due 11/25/2018	1,438	1,406
4.950% due 03/25/2036	3,711	3,668
5.240% due 04/25/2036	2,732	2,723

Total Mortgage-Backed Securities (Cost $66,787)		66,635

ASSET-BACKED SECURITIES 11.4%
ACE Securities Corp.
5.181% due 12/25/2036	1,910	1,897
5.201% due 12/25/2035	333	333
5.211% due 02/25/2036	504	503
5.281% due 12/25/2035	1,700	1,681

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Express Credit Account Master Trust
5.932% due 11/15/2010	$2,800	$2,802

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1

Argent Securities, Inc.
5.181% due 09/25/2036	1,933	1,923
5.191% due 05/25/2036	105	105
5.201% due 04/25/2036	373	373
5.211% due 03/25/2036	292	292

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	2,300	2,287

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	94	94
5.211% due 10/25/2036	2,117	2,107
5.331% due 09/25/2034	151	150
5.492% due 10/25/2036	2,235	2,217

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	374	373

Chase Credit Card Master Trust
5.872% due 01/17/2011	2,160	2,160

Citigroup Mortgage Loan Trust, Inc.
5.211% due 12/25/2035	238	237
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	1,534	1,527
5.181% due 01/25/2037	1,294	1,289
5.181% due 05/25/2037	4,367	4,343
5.181% due 12/25/2046	868	864
5.201% due 06/25/2036	578	577
5.201% due 07/25/2036	551	550
5.201% due 08/25/2036	518	518
5.261% due 07/25/2036	232	232

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	1,630	1,622

Fremont Home Loan Trust
5.191% due 01/25/2037	2,118	2,095

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	453	450

GS Auto Loan Trust
5.344% due 07/15/2008	959	959

GSAMP Trust
5.201% due 01/25/2036	413	409
5.201% due 02/25/2036	611	609
5.221% due 11/25/2035	290	286
5.421% due 03/25/2034	123	122

Home Equity Asset Trust
5.211% due 05/25/2036	527	524

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	2,209	2,189
5.211% due 12/25/2035	727	724

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036	395	394
5.261% due 04/25/2037	2,530	2,515

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,009	1,004
5.181% due 10/25/2036	2,424	2,396

Lehman XS Trust
5.211% due 04/25/2046	709	707
5.211% due 07/25/2046	1,360	1,355
5.211% due 08/25/2046	1,273	1,264

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	224	224
5.221% due 01/25/2046	477	475
5.411% due 10/25/2034	199	194

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036	$1,131	$1,127
5.211% due 05/25/2037	2,495	2,467
5.241% due 11/25/2035	292	291

MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	3,000	3,001

Morgan Stanley ABS Capital I
5.171% due 07/25/2036	1,684	1,675
5.181% due 10/25/2036	1,814	1,804
5.201% due 03/25/2036	907	904

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,164	1,165
5.450% due 10/25/2016	697	697

New Century Home Equity Loan Trust
5.201% due 08/25/2036	193	192

Quest Trust
5.691% due 06/25/2034	10	10

Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036	118	118

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,280	1,275
5.201% due 03/25/2036	215	215
5.201% due 04/25/2036	493	492
5.201% due 07/25/2036	1,189	1,185
5.211% due 01/25/2036	166	165

SLM Student Loan Trust
5.350% due 10/27/2014	1,858	1,859

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,151	1,148

Structured Asset Securities Corp.
4.900% due 04/25/2035	830	821

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	6	6

Total Asset-Backed Securities (Cost $72,429)		72,096

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Panama Government International Bond
9.625% due 02/08/2011	258	289

Total Sovereign Issues (Cost $322)		331

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$806

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,666

Republic of Germany
5.500% due 01/04/2031	EUR	200	320

Total Foreign Currency-Denominated Issues (Cost $4,547)			4,792

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE Index Fund		172,236	14,220

Total Exchange-Traded Funds (Cost $10,076)			14,220

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.5%

CERTIFICATES OF DEPOSIT 2.5%
Fortis Bank NY
5.265% due 06/30/2008		$2,900	2,901

Nordea Bank Finland PLC
5.282% due 12/01/2008		6,300	6,291
5.308% due 05/28/2008		2,800	2,800

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,000	1,998

Societe Generale NY
5.270% due 03/26/2008		2,000	2,000

			15,990

COMMERCIAL PAPER 21.0%
DnB NORBank ASA
5.080% due 01/04/2008		17,200	16,961

Freddie Mac
4.000% due 10/01/2007		5,700	5,700

HBOS Treasury Services PLC
5.100% due 12/17/2007		17,100	16,905

Rabobank USA Financial Corp.
5.000% due 10/01/2007		17,200	17,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Svenska Handelsbanken AB
5.100% due 12/19/2007	$17,100	$16,901

Swedbank AB
5.105% due 12/19/2007	2,400	2,372
5.410% due 10/18/2007	16,400	16,358

UBS Finance Delaware LLC
4.750% due 10/01/2007	17,500	17,493

Unicredito Italiano SpA
5.500% due 10/15/2007	16,600	16,564

Westpac Banking Corp.
5.170% due 10/15/2007	6,100	6,088

		132,542

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	180	180

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $186. Repurchase proceeds are $180.)

U.S. TREASURY BILLS 2.0%
3.878% due 11/29/2007 - 12/13/2007 (b)(d)(g)	12,790	12,666

Total Short-Term Instruments (Cost $161,445)		161,378

PURCHASED OPTIONS (i) 1.3%
(Cost $4,847)		7,911

Total Investments (e) 172.0% (Cost $1,080,255)		$1,088,206

Written Options (j) (0.8%) (Premiums $3,704)		(5,170)

Other Assets and Liabilities (Net) (71.2%)		(450,153)

Net Assets 100.0%		$632,883

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security adjusted for inflation.
(d)	Securities with an aggregate market value of $5,458 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $4,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $89,559 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $92,425 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $6,243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	206	$9
90-Day Eurodollar December Futures	Long	12/2007	221	60
90-Day Eurodollar June Futures	Long	06/2008	70	93
90-Day Eurodollar March Futures	Long	03/2009	908	1,093
Euro-Bobl 5-Year Note December Futures	Short	12/2007	185	153

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	8	$(8)
Euro-Schatz December Futures	Short	12/2007	205	81
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	128	0
Japan Government 10-Year Bond December Futures	Long	12/2007	1	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	948	(70)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	667	(281)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	588	144
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	433	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	52	80
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	475	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	193	330
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	177	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	41	4

				$1,688

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	$2,500	$0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	2,400	(3)
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	2,700	(8)
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	700	4
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	2
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	3,800	(12)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	15
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	800	(3)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.903%		06/20/2012	200	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.920%		06/20/2012	2,200	16
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	700	15
Citibank N.A.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	700	11
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	(4)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	400	(1)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	1,000	(7)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	52
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	5,000	130
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	900	49
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(3)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	22,600	(84)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	59
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(54)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	1,900	(9)
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	10,000	(17)
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	800	6

							$130

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	$2,200	$303
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	700	(47)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)

							$152

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010	AUD	30,600	$(71)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,800	(17)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	31,200	(609)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		17,100	(2)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		18,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	600	(5)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	60
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		20,400	439
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		2,000	(91)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		22,200	(99)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	28
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		15,600	(83)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(2)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		17,500	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009	GBP	18,000	(245)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(38)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,800	161
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		50,000	(686)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		4,200	241
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		2,800	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(11)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(6)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	89,000	(7)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016		22,000	69
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	(1)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		27,200	(48)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		57,000	(4)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,700	(28)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$25,700	1,575
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,500	(20)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		7,200	(299)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		8,200	23
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		6,200	14
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		4,500	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(343)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,200	75
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		35,200	(1,334)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		11,300	44
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,900	165
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(194)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		6,300	(35)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	53
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,400	77
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	608

							$(567)

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	4,143,404	$(8,201)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	412,280	2,179
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	110,848	(599)
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	3,087,175	16,370

						$9,749

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.000	11/20/2007	455	$9	$7
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	226	190	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	803	15	13

				$214	$237

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$3,000	$12	$30
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	56,100	272	495
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	16,800	48	62
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.840%	11/23/2007	18,200	107	131
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	13,300	102	75
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	28,700	186	269
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	29,900	104	264
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	77,300	681	1,058
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	18,000	72	108
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	17,500	87	178
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	59,800	343	472
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	20,700	74	183
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,300	54	135
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	189,600	751	2,157

							$2,893	$5,617

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	3,100	$94	$250
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		3,100	94	26
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	149
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	19
Call - OTC Euro versus Japanese yen	JPY	158.350	06/04/2008		2,000	72	100
Put - OTC Euro versus Japanese yen		158.350	06/04/2008		2,000	72	73
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		2,800	136	242
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	92
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	121
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	46
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	86
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	70
Call - OTC U.S. dollar versus Japanese yen		121.000	01/18/2008		$2,300	23	5
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	139	165
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	126	125
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	56
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	54
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	183
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	184

						$1,698	$2,046

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 10/01/2037	$84.000	10/04/2007	$75,000	$9	$0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.000	11/06/2007	66,000	7	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	55,000	6	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.938	10/04/2007	33,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	82.000	11/06/2007	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2022	88.000	12/10/2007	15,000	2	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.031	12/05/2007	5,000	1	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.125	12/05/2007	11,000	1	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	17,000	2	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.750	12/05/2007	78,000	9	7
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	0	0

				$42	$11

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	315	$196	$226
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	273	186	113
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	133	76	35

				$458	$374

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$1,300	$12	$21
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	24,400	275	393
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,700	46	42
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	267	313
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	279	313
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	12,500	181	208
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	209
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	33,600	664	951
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	125
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	9,000	74	145
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,100	52	95
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	63,200	712	1,508

							$3,162	$4,731

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	$3,500	$11	$11
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	3,500	11	11
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	4,600	7	10
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	4,600	7	5
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	1,900	15	20
Put - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	1,900	33	8

							$84	$65

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$41,000	$39,240	$39,110
Fannie Mae	5.500%	10/01/2037	109,000	106,838	106,769
Fannie Mae	5.500%	12/01/2037	7,000	6,840	6,972
Fannie Mae	6.000%	10/01/2037	30,000	30,046	30,042
Fannie Mae	6.000%	11/01/2037	1,000	1,000	1,000
U.S. Treasury Bonds	4.750%	08/15/2017	25,300	25,593	25,848
U.S. Treasury Bonds	4.750%	02/15/2037	43,800	43,967	43,612
U.S. Treasury Notes	4.125%	08/31/2012	5,500	5,469	5,509
U.S. Treasury Notes	4.500%	05/15/2017	23,300	23,357	23,644
U.S. Treasury Notes	4.750%	05/15/2014	300	307	313

				$282,657	$282,819

(3) Market value includes $1,107 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	10/2007	$559	$0	$559
Sell		54,190	10/2007	0	(773)	(773)
Buy	BRL	37,046	10/2007	1,322	0	1,322
Sell		37,046	10/2007	0	(1,281)	(1,281)
Buy		44,225	03/2008	1,578	0	1,578
Sell		4,594	03/2008	0	(141)	(141)
Sell		958	07/2008	0	(16)	(16)
Sell	CAD	411	11/2007	0	(8)	(8)
Sell	CHF	52,935	12/2007	0	(1,609)	(1,609)
Buy	CLP	8,500	03/2008	1	0	1
Buy	CNY	23,612	11/2007	26	0	26
Sell		36,261	11/2007	2	0	2
Buy		81,431	01/2008	33	0	33
Sell		32,223	01/2008	0	(28)	(28)
Buy		39,344	07/2008	57	0	57
Sell	DKK	21,583	12/2007	0	(175)	(175)
Buy	EUR	3,295	10/2007	157	0	157
Sell		162,139	10/2007	0	(10,847)	(10,847)
Buy	GBP	212	11/2007	9	0	9
Sell		79,280	11/2007	0	(2,730)	(2,730)
Sell	HKD	83,528	11/2007	0	(5)	(5)
Buy	JPY	4,633,840	10/2007	289	0	289
Sell		19,512,691	10/2007	60	(7,450)	(7,390)
Buy	KRW	1,756,042	10/2007	5	0	5
Sell		1,756,042	10/2007	0	(18)	(18)
Buy		991,290	01/2008	0	(1)	(1)
Buy		1,904,451	08/2008	21	0	21
Buy	MXN	37,996	03/2008	65	(2)	63
Buy		25,001	07/2008	7	0	7
Buy	MYR	1,682	10/2007	4	0	4
Sell		1,682	10/2007	0	(5)	(5)
Buy		1,682	08/2008	4	0	4
Sell	NOK	36,045	12/2007	0	(479)	(479)
Sell	NZD	1,055	10/2007	0	(46)	(46)
Buy	PLN	5,262	07/2008	73	0	73
Buy	RUB	49,661	12/2007	94	0	94
Buy		69,176	01/2008	39	0	39
Buy		58,722	07/2008	21	0	21
Sell	SEK	109,630	12/2007	0	(1,127)	(1,127)
Sell	SGD	5,224	10/2007	0	(54)	(54)

				$4,426	$(26,795)	$(22,369)

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 21.3%

BANKING & FINANCE 13.5%
American Express Bank FSB
6.000% due 09/13/2017	$400	$399

American Express Centurion Bank
6.000% due 09/13/2017	400	399

American Express Co.
6.150% due 08/28/2017	100	101

American International Group, Inc.
5.210% due 06/23/2008	500	500

Bank of Ireland
5.608% due 12/19/2008	200	200

Barclays Bank PLC
5.450% due 09/12/2012	300	302
7.434% due 09/29/2049	100	106

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	100	96

Capital One Financial Corp.
6.750% due 09/15/2017	100	103

Citigroup, Inc.
5.875% due 05/29/2037	100	97

Deutsche Bank AG
6.000% due 09/01/2017	300	304

DnB NORBank ASA
5.548% due 02/25/2008	100	100

Ford Motor Credit Co.
5.800% due 01/12/2009	100	97
7.250% due 10/25/2011	50	47
7.800% due 06/01/2012	50	48

General Electric Capital Corp.
5.628% due 08/15/2011	200	198
5.734% due 03/12/2010	300	299

General Motors Acceptance Corp.
7.000% due 02/01/2012	100	95

GMAC LLC
4.375% due 12/10/2007	100	100

Goldman Sachs Group, Inc.
5.300% due 12/22/2008	200	199
6.250% due 09/01/2017	100	102
6.750% due 10/01/2037 (a)	200	201

HBOS Treasury Services PLC
5.752% due 07/17/2008	200	200

HSBC Finance Corp.
5.500% due 05/21/2008	100	100

JPMorgan Chase & Co.
5.250% due 06/26/2009	200	200

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	900	910

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	200	207

Metropolitan Life Global Funding I
5.560% due 05/17/2010	200	198

Morgan Stanley
5.410% due 05/07/2009	200	198

Rabobank Nederland
5.380% due 01/15/2009	200	200

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	200

		6,704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.4%
Boston Scientific Corp.
6.000% due 06/15/2011	$100	$97

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	200	200

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	98

Dex Media East LLC
9.875% due 11/15/2009	100	103

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.375% due 02/01/2009	100	101

Equistar Chemicals LP
10.125% due 09/01/2008	57	59

International Business Machines Corp.
5.700% due 09/14/2017	200	201

Loews Corp.
5.250% due 03/15/2016	200	193

Mandalay Resort Group
6.500% due 07/31/2009	100	101

Reynolds American, Inc.
7.750% due 06/01/2018	100	107

Time Warner, Inc.
5.500% due 11/15/2011	400	400

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	200	200

Xerox Capital Trust I
8.000% due 02/01/2027	200	202

		2,162

UTILITIES 3.4%
BellSouth Corp.
4.240% due 04/26/2021	300	298
5.200% due 09/15/2014	200	195

Embarq Corp.
6.738% due 06/01/2013	300	312

Enel Finance International S.A.
6.250% due 09/15/2017	300	302

Midwest Generation LLC
8.300% due 07/02/2009	69	70

NRG Energy, Inc.
7.375% due 02/01/2016	100	101

Ohio Power Co.
5.540% due 04/05/2010	200	198

Qwest Corp.
5.625% due 11/15/2008	100	100

TXU Energy Co. LLC
6.194% due 09/16/2008	100	100

		1,676

Total Corporate Bonds & Notes (Cost $10,509)		10,542

U.S. GOVERNMENT AGENCIES 72.5%
Fannie Mae
3.845% due 10/01/2033	621	621
4.000% due 05/01/2013 (e)	830	811
4.187% due 11/01/2034	60	61
4.345% due 08/01/2033	176	174
4.929% due 12/01/2035	210	210
5.000% due 07/25/2019 - 10/01/2037	4,765	4,604
5.007% due 07/01/2035	238	238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.191% due 12/25/2036	$459	$456
5.231% due 01/25/2021	266	266
5.363% due 07/01/2032	18	18
5.481% due 05/25/2042 - 09/25/2042	216	215
5.500% due 10/01/2022 - 11/01/2037	18,100	17,747
6.000% due 11/01/2037	2,000	2,001
6.205% due 06/01/2043 - 09/01/2044	469	472
6.206% due 10/01/2044	195	197
6.208% due 03/01/2044	199	201
6.625% due 11/25/2023	77	78

Freddie Mac
4.500% due 10/15/2013 - 10/15/2019	856	844
4.739% due 09/01/2035	224	222
5.000% due 12/15/2015 - 03/15/2026	1,824	1,820
5.500% due 08/15/2030 - 10/01/2037	1,000	979
5.500% due 05/01/2035 - 09/01/2037 (e)	2,434	2,384
5.952% due 10/15/2020	30	29
5.982% due 02/15/2019	970	968
6.205% due 02/25/2045	235	236

Total U.S. Government Agencies (Cost $35,763)		35,852

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011	315	317
2.375% due 01/15/2027	103	104

U.S. Treasury Bonds
5.000% due 05/15/2037	1,000	1,026

Total U.S. Treasury Obligations (Cost $1,459)		1,447

MORTGAGE-BACKED SECURITIES 14.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	191	188
4.550% due 08/25/2035	72	72
4.625% due 10/25/2035	161	158

Bear Stearns Alt-A Trust
5.819% due 11/25/2036	79	79

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	196	197

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	80	78

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	167	164
5.331% due 05/25/2036	176	173
5.411% due 02/25/2037	149	144
5.576% due 09/20/2046	136	135
5.706% due 03/20/2046	128	125

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	144	144

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	133	133

Downey Savings & Loan Association Mortgage Loan Trust
5.762% due 08/19/2045	108	105

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	181	177

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.888% due 03/06/2020	$71	$71
5.898% due 06/06/2020	3	3

Harborview Mortgage Loan Trust
5.722% due 05/19/2035	162	159
5.742% due 03/19/2037	134	132

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	63	63

Mellon Residential Funding Corp.
5.787% due 12/15/2030	88	87
6.102% due 11/15/2031	153	152

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	128	127
5.341% due 04/25/2046	218	210

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	37	38

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	208	207
5.351% due 05/25/2036	163	160
5.411% due 02/25/2036	143	139

Structured Asset Securities Corp.
4.080% due 06/25/2033	191	189

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	124	124

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	162	160

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	218	218

Washington Mutual, Inc.
3.798% due 06/25/2034	400	392
4.047% due 09/25/2033	201	199
5.401% due 12/25/2045	79	78
5.671% due 12/25/2027	36	36
5.713% due 01/25/2047	172	170
5.777% due 05/25/2046	157	157
5.777% due 08/25/2046	233	233
5.963% due 06/25/2046	194	190
5.983% due 02/25/2046	155	151
6.201% due 05/25/2041	35	35

Wells Fargo Mortgage-Backed Securities Trust
4.318% due 07/25/2035	300	297
4.500% due 11/25/2018	103	100
4.950% due 03/25/2036	330	326
5.240% due 04/25/2036	216	215
5.386% due 08/25/2035	68	67

Total Mortgage-Backed Securities (Cost $6,995)		6,957

ASSET-BACKED SECURITIES 17.2%
Accredited Mortgage Loan Trust
5.291% due 09/25/2035	3	3

ACE Securities Corp.
5.181% due 12/25/2036	136	135
5.201% due 12/25/2035	39	39

American Express Credit Account Master Trust
5.862% due 09/15/2010	300	300
5.862% due 11/15/2010	200	200

Argent Securities, Inc.
5.171% due 06/25/2036	50	50
5.201% due 04/25/2036	50	50
5.211% due 03/25/2036	27	27

Asset-Backed Funding Certificates
5.191% due 11/25/2036	66	66
5.191% due 01/25/2037	132	131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	$50	$50

Bank One Issuance Trust
5.862% due 12/15/2010	100	100

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	65	65

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	69	69
5.211% due 12/25/2035	10	10
5.221% due 04/25/2036	53	53
5.492% due 10/25/2036	158	156

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	139	138
5.291% due 01/25/2036	200	198

Chase Credit Card Master Trust
5.862% due 02/15/2011	100	100
5.872% due 01/17/2011	200	200

Chase Issuance Trust
5.742% due 07/15/2011	100	100

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037	558	552
5.211% due 12/25/2035	25	25

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	305	303
5.201% due 06/25/2036	41	41
5.201% due 06/25/2037	156	155
5.291% due 02/25/2036	47	47

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	151	150

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	75	75

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 12/25/2036	65	65
5.201% due 01/25/2036	18	18

Fremont Home Loan Trust
5.191% due 01/25/2037	151	150

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035	9	9

GSAMP Trust
5.201% due 01/25/2036	38	37
5.221% due 11/25/2035	53	52

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	101	101
5.846% due 09/20/2033	18	18

Home Equity Asset Trust
5.211% due 05/25/2036	66	66

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	158	156
5.211% due 12/25/2035	63	63

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	142	141
5.221% due 03/25/2036	38	38

JPMorgan Mortgage Acquisition Corp.
5.211% due 03/25/2037	252	250
5.380% due 04/01/2037	91	90

Lehman XS Trust
5.201% due 05/25/2046	38	38
5.211% due 04/25/2046	73	73
5.211% due 07/25/2046	143	143
5.221% due 05/25/2046	97	97

Long Beach Mortgage Loan Trust
5.685% due 08/25/2035	64	63

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.181% due 11/25/2036		$74	$73
5.191% due 11/25/2036		144	143
5.241% due 11/25/2035		22	22

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011		100	100
6.252% due 03/15/2010		200	200

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037		283	280

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037		91	91
5.201% due 08/25/2036		83	83

Morgan Stanley ABS Capital I
5.181% due 10/25/2036		130	129

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036		64	64

Nelnet Student Loan Trust
5.182% due 09/25/2012		80	80

New Century Home Equity Loan Trust
5.311% due 05/25/2036		200	197
5.391% due 06/25/2035		31	30

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036		60	60

Option One Mortgage Loan Trust
5.171% due 02/25/2037		61	60

Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036		12	12

Residential Asset Securities Corp.
5.171% due 06/25/2036		37	36
5.211% due 01/25/2036		18	18
5.221% due 01/25/2036		4	4
5.241% due 04/25/2037		268	266

SLC Student Loan Trust
5.538% due 02/15/2015		296	295

SLM Student Loan Trust
5.360% due 10/25/2016		200	200

Soundview Home Equity Loan Trust
5.191% due 12/25/2036		105	104
5.211% due 06/25/2037		253	251

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037		61	61

Structured Asset Securities Corp.
4.900% due 04/25/2035		52	51

USAA Auto Owner Trust
5.337% due 07/11/2008		183	183

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		147	146

Total Asset-Backed Securities (Cost $8,542)			8,495

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Panama Government International Bond
9.625% due 02/08/2011		14	15

Total Sovereign Issues (Cost $28)			28

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	204

Total Foreign Currency-Denominated Issues (Cost $200)			204

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI Japan Index Fund	116,689	$1,673

Total Exchange-Traded Funds (Cost $1,728)		1,673

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.0%

CERTIFICATES OF DEPOSIT 4.5%
Barclays Bank PLC
5.281% due 03/17/2008	$300	300

Dexia S.A.
5.270% due 09/29/2008	200	200

Fortis Bank NY
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	200	200

Nordea Bank Finland PLC
5.282% due 12/01/2008	500	499
5.308% due 05/28/2008	200	200

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	200	200

Societe Generale NY
5.270% due 03/26/2008	200	200

Unicredito Italiano NY
5.506% due 05/29/2008	200	200

		2,199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 7.2%
Rabobank USA Financial Corp.
4.990% due 10/01/2007	$1,200	$1,200

Svenska Handelsbanken AB
5.100% due 12/19/2007	1,300	1,285

UBS Finance Delaware LLC
4.750% due 10/01/2007	1,100	1,100

		3,585

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	599	599

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $612. Repurchase proceeds are $599.)

U.S. TREASURY BILLS 3.1%
3.955% due 11/29/2007 - 12/13/2007 (b)(d)(f)	1,540	1,524

Total Short-Term Instruments (Cost $7,912)		7,907

PURCHASED OPTIONS (h) 0.6%
(Cost $175)		296

Total Investments 148.4% (Cost $73,311)		$73,401

Written Options (i) (0.5%) (Premiums $194)		(268)

Other Assets and Liabilities (Net) (47.9%)		(23,683)

Net Assets 100.0%		$49,450

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $3,092 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $3,201 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $535 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	16	$1
90-Day Euribor September Futures	Long	09/2008	2	3
90-Day Eurodollar December Futures	Long	12/2007	17	5
90-Day Eurodollar June Futures	Short	06/2008	3	(1)
90-Day Eurodollar March Futures	Long	03/2009	73	93
Euro-Bobl 5-Year Note December Futures	Short	12/2007	14	12
Euro-Bund 10-Year Bond December Futures	Long	12/2007	1	(1)
Euro-Schatz December Futures	Short	12/2007	17	7
Euro-Schatz December Futures Put Options Strike @ EUR 101.400	Long	12/2007	10	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	77	(38)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	21	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	32	24
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	42	(21)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	21	33
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	57	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	14	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	13	8
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	3	0

				$128

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	$200	$0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	200	0
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	400	1
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	100	2
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	200	0
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	300	(1)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	200	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.920%		06/20/2012	200	2
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	100	(1)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.440%	)	12/20/2012	200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	0
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	1,800	(7)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	300	2
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	200	(2)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	100	1
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	200	(1)
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	100	5

							$2

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010	AUD	2,500	$(6)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		1,100	(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	2
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		2,700	(53)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		400	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	100	(1)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	10
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		1,600	34
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		200	(9)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		600	(4)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		1,200	(5)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		1,400	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	500	(4)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		2,000	(27)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.500%	12/15/2035		500	(9)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		4,600	(63)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		300	17
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		200	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(1)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	7,000	(1)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		5,500	(10)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		5,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,100	(1)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		$800	(10)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		2,100	(2)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		500	(4)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		700	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014		1,200	24
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		400	6
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		200	12

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	$6,200	$(86)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014	900	4
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	600	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	3,300	6
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	900	15
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	4,100	81
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	6,500	51

						$(33)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	3,339,318	$2,699

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$114.000	11/20/2007	21	$0	$0
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	18	15	17
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	42	1	1

				$16	$18

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,400	$4	$5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.840%	11/23/2007	1,500	9	11
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	1,100	8	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	2,500	9	22
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	6,200	55	85
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	1,200	4	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	9,600	37	109

							$126	$249

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 121.000	01/18/2008	$200	$2	$1
Call - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	300	13	16
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	300	13	12

				$28	$29

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$81.000	11/06/2007	$8,900	$1	$0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.313	11/06/2007	4,700	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	6,300	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.578	10/04/2007	5,200	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2022	88.000	12/10/2007	1,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.000	12/05/2007	4,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.031	10/04/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	4,000	1	0
Put - OTC Freddie Mac 5.550% due 11/01/2037	86.000	11/06/2007	1,000	0	0

				$5	$0

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	26	$16	$19
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	22	15	9
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	10	6	2

				$37	$30

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$300	$4	$4
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	1,800	22	25
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	1,800	22	25
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,100	9	18
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	2,700	53	76
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	400	4	8
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	3,200	35	76

							$149	$232

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	$300	$1	$1
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	300	1	1
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	300	1	1
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	300	0	0
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	200	3	1
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	200	2	2

							$8	$6

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Bonds	4.750%	08/15/2017	$1,300	$1,316	$1,328
U.S. Treasury Bonds	4.750%	02/15/2037	3,800	3,815	3,784
U.S. Treasury Notes	4.125%	08/31/2012	300	299	301
U.S. Treasury Notes	4.500%	05/15/2017	1,900	1,905	1,928
U.S. Treasury Notes	4.750%	05/15/2014	100	102	104

				$7,437	$7,445

(3) Market value includes $87 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments Japanese StocksPLUS® TR Strategy Fund (Cont.)	(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	679	10/2007	$113	$(4)	$109
Sell		5,807	10/2007	4	(111)	(107)
Buy		1,126	03/2008	56	0	56
Sell		297	03/2008	0	(8)	(8)
Buy		2,519	07/2008	80	0	80
Sell		146	07/2008	0	(2)	(2)
Buy	CNY	3,854	11/2007	5	0	5
Sell		2,839	11/2007	0	0	0
Buy		4,313	01/2008	2	0	2
Sell		2,508	01/2008	0	(2)	(2)
Buy		3,087	07/2008	4	0	4
Buy	EUR	107	10/2007	5	0	5
Sell		159	10/2007	0	(11)	(11)
Sell	GBP	629	11/2007	0	(21)	(21)
Buy	JPY	517,105	10/2007	22	0	22
Sell		6,134,491	10/2007	134	(12)	122
Buy	KRW	152,618	10/2007	0	0	0
Sell		152,618	10/2007	0	(2)	(2)
Buy		110,334	01/2008	0	0	0
Buy		152,618	08/2008	2	0	2
Buy	MXN	3,122	03/2008	5	0	5
Buy		1,693	07/2008	0	0	0
Buy	MYR	154	10/2007	0	0	0
Sell		154	10/2007	0	(1)	(1)
Buy		154	08/2008	0	0	0
Sell	NZD	89	10/2007	0	(5)	(5)
Buy	PLN	437	07/2008	6	0	6
Buy	RUB	4,300	12/2007	8	0	8
Buy		4,922	01/2008	3	0	3
Buy		4,277	07/2008	2	0	2
Buy	SGD	246	10/2007	2	0	2
Buy		46	02/2008	0	0	0

				$453	$(179)	$274

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Real Return Asset Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$12,500	$12,501

Georgia-Pacific Corp.
6.948% due 12/20/2012	160	158
7.264% due 12/20/2012	190	187
7.474% due 12/20/2012	1,619	1,589

Shackleton Re Ltd.
12.875% due 08/01/2008	3,000	2,940
13.375% due 08/01/2008	1,500	1,470

SLM Corp.
6.000% due 06/30/2008	2,000	1,993

Total Bank Loan Obligations (Cost $20,322)		20,838

CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 7.1%
American Express Bank FSB
6.000% due 09/13/2017	4,400	4,386

American Express Centurion Bank
6.000% due 09/13/2017	4,400	4,386

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	1,900	1,918

Bank of America N.A.
5.505% due 02/27/2009	7,200	7,182

Barclays Bank PLC
5.450% due 09/12/2012	12,100	12,184
7.434% due 09/29/2049	1,200	1,278

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,800	6,053

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	962

Calabash Re II Ltd.
14.094% due 01/08/2010	700	724
15.294% due 01/08/2010	400	426
16.594% due 01/08/2010	300	313

Citigroup Funding, Inc.
5.136% due 04/23/2009	7,300	7,293

Citigroup, Inc.
5.228% due 12/28/2009	8,400	8,372
5.400% due 01/30/2009	1,700	1,699

East Lane Re Ltd.
12.356% due 05/06/2011	400	402

Export-Import Bank of Korea
5.580% due 10/04/2011	4,500	4,506

Ford Motor Credit Co.
7.875% due 06/15/2010	7,500	7,336

Foundation Re II Ltd.
12.270% due 11/26/2010	2,000	2,053

General Electric Capital Corp.
5.744% due 12/12/2008	1,500	1,498

General Motors Acceptance Corp.
6.875% due 09/15/2011	1,600	1,524
6.875% due 08/28/2012	2,500	2,347

GMAC LLC
6.808% due 05/15/2009	1,000	963

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)	1,700	1,712

Longpoint Re Ltd.
10.944% due 05/08/2010	1,400	1,435

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,800	4,962

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mirage Resorts, Inc.
6.750% due 02/01/2008	$1,000	$1,005

Mystic Re Ltd.
14.541% due 12/05/2008	1,500	1,529

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	1,750	1,755

Rabobank Nederland
5.380% due 01/15/2009	1,400	1,401

Redwood Capital IX Ltd.
7.760% due 01/09/2008	900	902
11.610% due 01/09/2008	400	402

Rockies Express Pipeline LLC
6.448% due 08/20/2009	9,600	9,598

Shackleton Re Ltd.
13.358% due 02/07/2008	3,000	3,027

SLM Corp.
5.570% due 07/25/2008	600	592

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	5,100	5,104

Vita Capital II Ltd.
6.260% due 01/01/2010	400	398

Vita Capital III Ltd.
6.480% due 01/01/2012	1,600	1,591

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	4,200	4,163

Wachovia Bank N.A.
5.691% due 12/02/2010	5,200	5,173

		122,653

INDUSTRIALS 0.8%
C8 Capital SPV Ltd.
6.640% due 12/29/2049	900	878

Caesars Entertainment, Inc.
8.875% due 09/15/2008	1,600	1,638

CSC Holdings, Inc.
7.875% due 12/15/2007	1,600	1,606

EchoStar DBS Corp.
5.750% due 10/01/2008	1,300	1,303
6.375% due 10/01/2011	2,000	2,015

Kraft Foods, Inc.
6.000% due 02/11/2013	2,200	2,267

Pemex Project Funding Master Trust
8.625% due 02/01/2022	100	124
9.500% due 09/15/2027	500	681

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	400	400

Weyerhaeuser Co.
6.210% due 09/24/2009	3,800	3,809

		14,721

UTILITIES 1.5%
America Movil SAB de C.V.
5.300% due 06/27/2008	10,000	10,002

BellSouth Corp.
4.240% due 04/26/2021	2,400	2,386

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

Embarq Corp.
7.082% due 06/01/2016	800	831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enel Finance International S.A.
5.700% due 01/15/2013	$8,400	$8,475

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,500	2,512

SEMCO Energy, Inc.
7.125% due 05/15/2008	1,345	1,355

		25,663

Total Corporate Bonds & Notes (Cost $161,751)		163,037

CONVERTIBLE BONDS 0.3%
Chesapeake Energy Corp.
2.500% due 05/15/2037	6,025	6,183

Total Convertible Bonds (Cost $6,126)		6,183

MUNICIPAL BONDS & NOTES 0.2%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	200	204

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	495

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	200	201

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	8,400	828

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,100	1,083

Total Municipal Bonds & Notes (Cost $2,532)		2,811

COMMODITY INDEX-LINKED NOTES 1.3%
AIG-Fp Matched Funding Corp.
0.000% due 07/15/2008	13,000	15,065

Morgan Stanley
5.445% due 07/07/2008	7,000	6,908

Total Commodity Index-Linked Notes (Cost $20,000)		21,973

U.S. GOVERNMENT AGENCIES 59.7%
Fannie Mae
5.000% due 05/01/2036	8,599	8,218
5.500% due 12/01/2033 - 10/01/2037	881,913	863,945
6.000% due 07/01/2021 - 10/01/2037	76,889	77,171
6.205% due 09/01/2044	359	363
6.206% due 10/01/2044	390	393

Freddie Mac
4.500% due 08/01/2022 - 09/01/2022	2,500	2,407
5.000% due 02/15/2020 - 09/01/2037	35,434	34,074
5.411% due 09/25/2031	161	161
6.000% due 06/01/2037 - 09/01/2037	24,000	24,032

Ginnie Mae
5.500% due 06/15/2036 - 08/15/2037	8,699	8,580

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  Real Return Asset Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/15/2036 - 08/15/2037	$17,200	$17,586

Total U.S. Government Agencies (Cost $1,033,191)		1,036,930

U.S. TREASURY OBLIGATIONS 115.7%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	22,910	22,552
1.875% due 07/15/2015	107	104
2.000% due 04/15/2012	15,581	15,472
2.000% due 01/15/2014	16,678	16,443
2.000% due 01/15/2016	6,297	6,157
2.000% due 01/15/2026	499,662	477,334
2.375% due 04/15/2011	13,013	13,102
2.375% due 01/15/2017	505	509
2.375% due 01/15/2025	680,787	687,010
2.625% due 07/15/2017	19,900	20,519
3.375% due 04/15/2032	2,347	2,867
3.625% due 04/15/2028	367,017	447,188
3.875% due 04/15/2029	236,107	299,893

Total U.S. Treasury Obligations (Cost $1,976,028)		2,009,150

MORTGAGE-BACKED SECURITIES 1.2%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	529	529

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	8,350	8,219
4.550% due 08/25/2035	4,636	4,626

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	338	329
4.248% due 08/25/2035	1,998	1,952
4.748% due 08/25/2035	2,374	2,351
4.900% due 12/25/2035	346	344

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	536	525

GSR Mortgage Loan Trust
4.540% due 09/25/2035	3,028	2,999

Total Mortgage-Backed Securities (Cost $21,710)		21,874

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
5.211% due 07/25/2046		$1,575	$1,569

Merrill Lynch Mortgage Investors, Inc.
5.191% due 04/25/2037		196	195
5.211% due 01/25/2037		58	58

Residential Asset Securities Corp.
5.201% due 04/25/2036		82	82

Total Asset-Backed Securities (Cost $1,911)			1,904

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		1,500	1,635

Russia Government International Bond
7.500% due 03/31/2030		100	113

Total Sovereign Issues (Cost $1,726)			1,748

FOREIGN CURRENCY-DENOMINATED ISSUES 5.5%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	326	393

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	4,727
6.500% due 09/15/2067	GBP	6,700	13,645

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	500,500	4,230
1.100% due 12/10/2016		1,553,760	13,383
1.200% due 06/10/2017		5,451,720	47,113

Pylon Ltd.
6.224% due 12/18/2008	EUR	700	1,004
8.624% due 12/18/2008		1,200	1,738

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)		800	1,176

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700	9,127

Total Foreign Currency-Denominated Issues (Cost $93,677)			96,536

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 1.7%
Abbey National Treasury Services PLC
5.670% due 07/02/2008	$14,100	$14,105

Calyon Financial, Inc.
5.340% due 01/16/2009	4,800	4,802

Nordea Bank Finland PLC
5.682% due 12/01/2008	6,600	6,591

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	4,000	3,996

Societe Generale NY
5.270% due 03/26/2008	400	400

		29,894

COMMERCIAL PAPER 1.1%
Freddie Mac
4.057% due 10/01/2007	20,000	20,000

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	4,971	4,971

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $5,075. Repurchase proceeds are $4,973.)

U.S. TREASURY BILLS 1.8%
3.828% due 11/29/2007 - 12/13/2007 (b)(d)(e)(g)	31,160	30,830

Total Short-Term Instruments (Cost $85,785)		85,695

PURCHASED OPTIONS (i) 0.4%
(Cost $5,321)		6,586

Total Investments (f) 200.0% (Cost $3,430,080)		$3,475,265

Written Options (j) (0.3%) (Premiums $5,515)		(5,874)

Other Assets and Liabilities (Net) (99.7%)		(1,732,182)

Net Assets 100.0%		$1,737,209

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $10,387 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $8,706 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $39,196 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $11,737 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	805	$627
90-Day Euribor June Futures	Long	06/2009	115	139
90-Day Euribor March Futures	Long	03/2009	115	142
90-Day Euribor September Futures	Short	09/2008	65	18
90-Day Eurodollar December Futures	Long	12/2007	66	18
90-Day Eurodollar December Futures	Long	12/2008	952	1,537

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	517	$844
90-Day Eurodollar June Futures	Long	06/2009	945	1,377
90-Day Eurodollar March Futures	Long	03/2008	161	233
90-Day Eurodollar March Futures	Long	03/2009	1,330	2,286
90-Day Eurodollar September Futures	Long	09/2008	552	1,250
90-Day Eurodollar September Futures	Long	09/2009	315	85
Euro-Bund 10-Year Bond December Futures	Short	12/2007	260	(10)
Japan Government 10-Year Bond December Futures	Long	12/2007	6	(9)
Japan Government 10-Year Bond December Futures	Short	12/2007	2	10
U.S. Treasury 5-Year Note December Futures	Short	12/2007	676	(241)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	2,210	(627)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	3,274	643
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	526	118
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	409	(104)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	311	54

				$8,390

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	$3,800	$(11)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	700	77
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	1,300	171
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	1,400	(17)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	1,800	4
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	4,600	(3)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	3,200	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	3,200	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	3,200	6
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	4,400	(87)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	400	1
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	500	(2)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	1,400	22
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	19,090	(175)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	500	7
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	500	8
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	5,400	82
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	1,200	(9)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	2,100	(126)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	400	(2)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	400	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	300	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	500	9
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	1,500	20
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	600	(7)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	6,400	(3)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	3,000	(4)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	3,000	6
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	2,500	(6)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	3,600	(45)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,900	10
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	1,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	2,400	(22)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	3,100	(7)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	2,800	(5)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	3,000	2
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	3,000	(2)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	2,760	87
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	1,700	(13)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	800	(1)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	1,700	(10)

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Schedule of Investments  Real Return Asset Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	$2,200	$(32)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	3,000	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	4,200	98
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	4,230	124
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.420%		09/20/2012	1,200	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	3,570	107
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	1,600	(1)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	1,100	134
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	1,800	(5)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	1,000	20
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	1,400	(11)
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	18,400	(326)

							$87

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	33,100	$(20)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		4,100	5
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		28,600	(206)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		89,800	(11)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,900	(37)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		35,200	(22)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		4,400	7
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		15,100	(105)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	31,100	(52)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		9,400	(116)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		55,600	(638)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	700	(8)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	83
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	(77)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,400	23
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	70
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	44
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	3
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		7,600	65
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		7,200	5
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	551
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	118
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	468
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		8,100	49
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	13
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	59,900	(1,095)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		6,700	(130)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		6,000	430
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,700	(49)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,900	135
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		51,900	60
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		6,000	185
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,800	938
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(29)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		2,100	(15)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		7,500	(318)

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	3,300,000	$(371)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		510,000	(38)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		510,000	(38)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,500,000	35
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	53,000	123
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		20,400	(1)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		247,300	(292)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		66,300	(59)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		93,300	(91)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,800	(45)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$24,700	(148)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		17,700	(109)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		9,100	(95)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,500	25
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,500	(286)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,500	(181)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	(239)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,900	265
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		2,300	31
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		48,500	3,209
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		13,500	(53)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,800	(617)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		40,000	2,636
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		150,000	1,170
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,800	(229)

							$4,916

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$116.500	11/20/2007	876	$17	$14
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	102	2	2
Call - CBOT U.S. Treasury 10-Year Note December Futures	120.000	11/20/2007	799	15	12
Call - CBOT U.S. Treasury 10-Year Note December Futures	129.000	11/20/2007	1,411	27	22
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	2,780	52	43
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	399	7	6

				$120	$99

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$125,000	$700	$987
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	27,900	141	246

							$841	$1,233

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	9,500	$299	$790
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		9,500	299	87
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		12,200	643	949
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		12,200	643	475
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$43,500	1,145	259
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		43,500	1,145	2,690

						$4,174	$5,250

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.125	11/06/2007	$150,000	$17	$1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	62,500	7	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	67.500	11/16/2007	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	70.000	12/13/2007	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	71.000	12/14/2007	250,000	59	1
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	87.000	12/21/2007	40,000	9	0

				$186	$4

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Schedule of Investments  Real Return Asset Fund  (Cont.)

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	313	$141	$117

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$5,300	$256	$307
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	5,300	194	169
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	6,700	280	388
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	6,700	283	214
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	9,400	326	545
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	9,400	465	300
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	54,000	664	758
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	12,000	136	193
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	30,000	859	878
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	1,066	1,059

							$4,529	$4,811

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$5,000	$24	$31
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	5,000	24	5
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	4,200	7	9
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	4,200	7	5
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	3,000	14	18
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	3,000	16	3

							$92	$71

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$12,900	$162	$77
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	12,900	591	798

					$753	$875

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$8,600	$8,237	$8,203
Fannie Mae	5.500%	11/01/2037	408,000	399,531	399,394
Fannie Mae	6.000%	10/01/2022	14,300	14,483	14,490
Freddie Mac	4.500%	10/01/2022	2,500	2,414	2,407
Freddie Mac	5.000%	10/01/2037	29,100	27,881	27,759
Freddie Mac	6.000%	10/01/2037	24,000	24,188	24,026
Ginnie Mae	5.500%	10/01/2037	8,700	8,609	8,579
Ginnie Mae	6.500%	10/01/2037	17,200	17,555	17,579
Treasury Inflation Protected Securities	1.625%	01/15/2015	49,456	47,313	47,554
Treasury Inflation Protected Securities	2.000%	07/15/2014	82,099	80,991	81,470
Treasury Inflation Protected Securities	2.375%	01/15/2027	89,673	91,014	91,372
Treasury Inflation Protected Securities	2.500%	07/15/2016	3,296	3,355	3,381
Treasury Inflation Protected Securities	3.000%	07/15/2012	56,455	58,664	59,244
U.S. Treasury Bonds	4.750%	08/15/2017	13,500	13,705	13,805
U.S. Treasury Notes	4.125%	08/31/2012	20,700	20,609	20,733
U.S. Treasury Notes	4.250%	11/15/2013	7,000	6,983	7,114

				$825,532	$827,110

(3) Market value includes $2,110 of interest payable on short sales.

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	62,384	10/2007	$1,008	$0	$1,008
Sell		62,384	10/2007	0	(1,762)	(1,762)
Buy		20,728	03/2008	305	0	305
Buy		62,384	07/2008	1,562	0	1,562
Sell	CAD	795	11/2007	0	(15)	(15)
Sell	CHF	1,305	12/2007	0	(40)	(40)
Buy	CNY	142,230	01/2008	235	0	235
Sell		142,230	01/2008	0	(30)	(30)
Buy		149,665	03/2008	92	0	92
Sell		149,665	03/2008	0	(118)	(118)
Buy	EUR	101	10/2007	6	0	6
Sell		12,530	10/2007	0	(768)	(768)
Sell	GBP	13,210	11/2007	0	(461)	(461)
Sell	JPY	9,669,968	10/2007	161	(479)	(318)
Buy	KRW	304,960	01/2008	0	0	0
Buy		9,599,615	05/2008	261	0	261
Buy	MXN	250,407	03/2008	3	(288)	(285)
Buy		286,178	07/2008	20	(7)	13
Buy	MYR	10,139	05/2008	0	(3)	(3)
Buy	PLN	14,904	07/2008	207	0	207
Buy	RUB	1,409	12/2007	3	0	3
Buy		299,617	01/2008	254	0	254
Buy	SEK	1,578	12/2007	16	0	16
Buy	SGD	7,468	10/2007	123	0	123
Sell		7,468	10/2007	0	(104)	(104)
Buy		503	02/2008	4	0	4
Buy		7,379	05/2008	102	0	102

				$4,362	$(4,075)	$287

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Schedule of Investments  RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.8%
American Express Bank FSB
6.000% due 09/13/2017	$300	$299

American Express Centurion Bank
6.000% due 09/13/2017	300	299

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	700	707

Barclays Bank PLC
5.450% due 09/12/2012	800	806
7.434% due 09/29/2049	100	106

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	313

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Capital One Financial Corp.
6.750% due 09/15/2017	300	308

Citigroup Funding, Inc.
5.136% due 04/23/2009	900	899

Citigroup, Inc.
5.228% due 12/28/2009	800	797
5.400% due 01/30/2009	500	500

General Electric Capital Corp.
5.744% due 12/12/2008	500	499

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)	100	101

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	101

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (j)	300	300

Rabobank Nederland
5.380% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	400	410

Rockies Express Pipeline LLC
6.448% due 08/20/2009	600	600

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.480% due 01/01/2012	300	298

Wachovia Bank N.A.
5.691% due 12/02/2010	800	796

		9,035

INDUSTRIALS 0.8%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	100

CSC Holdings, Inc.
7.875% due 12/15/2007	200	201

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	101

		1,018

UTILITIES 0.6%
BellSouth Corp.
4.240% due 04/26/2021	800	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embarq Corp.
7.082% due 06/01/2016	$100	$104

		899

Total Corporate Bonds & Notes (Cost $10,884)		10,952

CONVERTIBLE BONDS 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	650	667

Total Convertible Bonds (Cost $660)		667

MUNICIPAL BONDS & NOTES 0.9%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	200

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	509
6.125% due 06/01/2032	400	404

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	98

Total Municipal Bonds & Notes (Cost $1,088)		1,211

U.S. GOVERNMENT AGENCIES 59.3%
Fannie Mae
5.000% due 08/01/2035	818	781
5.500% due 03/01/2034 - 10/01/2037	61,092	59,855
6.000% due 09/01/2036 - 10/01/2037	16,263	16,286
6.205% due 09/01/2044	98	99
6.206% due 10/01/2044	97	98

Freddie Mac
4.500% due 05/15/2017	64	64
5.000% due 09/01/2035 - 09/01/2037	1,900	1,813

Total U.S. Government Agencies (Cost $79,167)		78,996

U.S. TREASURY OBLIGATIONS 155.8%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	2,508	2,400
1.875% due 07/15/2013	28,768	28,318
1.875% due 07/15/2015	12,208	11,889
2.000% due 01/15/2014	20,321	20,035
2.000% due 07/15/2014	8,942	8,824
2.000% due 01/15/2026	20,977	20,039
2.375% due 04/15/2011	52,083	52,437
2.375% due 01/15/2025	18,885	19,058
3.000% due 07/15/2012	1,273	1,325
3.375% due 04/15/2032	939	1,147
3.625% due 04/15/2028	20,863	25,421
3.875% due 04/15/2029	8,870	11,266
4.250% due 01/15/2010	5,193	5,440

Total U.S. Treasury Obligations (Cost $207,611)		207,599

MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	443	436
4.550% due 08/25/2035	261	261
4.879% due 01/25/2035	998	987

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		$160	$156
4.748% due 08/25/2035		122	120
4.900% due 12/25/2035		69	69

Countrywide Home Loan Mortgage Pass- Through Trust
5.471% due 06/25/2035		536	525

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,256	1,243

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		544	531

Total Mortgage-Backed Securities (Cost $4,318)			4,328

ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
5.211% due 07/25/2046		107	107

Merrill Lynch Mortgage Investors, Inc.
5.211% due 01/25/2037		15	15

Residential Asset Securities Corp.
5.201% due 04/25/2036		16	17

Total Asset-Backed Securities (Cost $139)			139

FOREIGN CURRENCY-DENOMINATED ISSUES 7.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	217	262

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,848	2,759

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	611

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	543	775

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	150,150	1,269
1.100% due 12/10/2016		109,560	943
1.200% due 06/10/2017		271,080	2,343

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)	EUR	100	147

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,074

Total Foreign Currency-Denominated Issues (Cost $9,856)			10,183

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$1,700	1,701

COMMERCIAL PAPER 1.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007		2,100	2,100

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007		535	535

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $548. Repurchase proceeds are $535.)

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
3.852% due 11/29/2007 - 12/13/2007 (b)(d)(f)	$2,035	$2,014

Total Short-Term Instruments (Cost $6,354)		6,350

PURCHASED OPTIONS (h) 0.3%
(Cost $312)		352

Total Investments (e) 240.7% (Cost $320,389)		$320,777

Written Options (i) (0.3%) (Premiums $369)		(353)

Other Assets and Liabilities (Net) (140.4%)		(187,167)

Net Assets 100.0%		$133,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $708 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $1,321 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	35	$24
90-Day Euribor September Futures	Short	09/2008	12	3
90-Day Eurodollar December Futures	Long	12/2007	78	17
90-Day Eurodollar December Futures	Short	12/2008	42	(54)
90-Day Eurodollar June Futures	Long	06/2008	23	20
90-Day Eurodollar June Futures	Long	06/2009	28	60
90-Day Eurodollar March Futures	Short	03/2008	113	(48)
90-Day Eurodollar March Futures	Short	03/2009	19	(22)
90-Day Eurodollar September Futures	Short	09/2008	56	(70)
Japan Government 10-Year Bond December Futures	Long	12/2007	1	(3)
Japan Government 10-Year Bond December Futures	Short	12/2007	2	9
U.S. Treasury 5-Year Note December Futures	Short	12/2007	119	(7)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	189	139
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	237	(146)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	45	25
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	0

				$(96)

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$500	$1
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	700	77
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	100	13
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,200	(12)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	100	2
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	300	5
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	100	(6)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	200	4
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	3,500	25

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	$100	$0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(1)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	100	1
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	400	(7)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	200	(2)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	70	2
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	300	(4)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	100	0
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	100	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	500	(8)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	200	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	140	4
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	200	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	140	4
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	100	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	100	(1)

							$101

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,600	$(1)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		200	0
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		900	(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,300	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		2,400	(2)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		300	1
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(13)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	(3)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		600	(8)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	(37)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	100	(1)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	31
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(14)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	114
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		800	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	332
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	34
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	3
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		300	(6)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	81
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	221
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(12)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		100	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	180,000	(20)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	5
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,400	(26)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,300	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,200	(8)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,600	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$700	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		9,500	292

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013	$4,300	$(18)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008	300	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	23,500	699
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	32,300	(1,383)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	2,200	113
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008	1,000	(1)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	400	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,200	35
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013	9,500	15
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	2,400	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	5,100	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,400	(65)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	7,000	461
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008	10,700	(17)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	11,000	86
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	400	(19)

						$1,065

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$2,769
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	9,900	1,903
Credit Suisse First Boston	Short	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	884	(32)

						$4,640

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$132.000	11/20/2007	222	$4	$3
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	114	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	243	5	4

				$11	$9

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	700	$22	$58
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		700	22	7
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	55
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$2,900	76	17
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,900	76	179

						$270	$343

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$85.250	11/06/2007	$7,000	$1	$0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	11,300	1	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	3,700	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	85.000	12/27/2007	28,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	82.000	10/31/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	66.000	12/13/2007	4,900	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	84.500	12/12/2007	2,100	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	77.469	10/12/2007	26,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	10/31/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	92.000	12/27/2007	4,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	68.000	10/26/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	82.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	97.000	11/02/2007	5,000	1	0

				$31	$0

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	124	$79	$46

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$300	$14	$17
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	9
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	23
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	13
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	35
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	29	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	2,000	59	59
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	71

							$237	$246

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$900	$12	$5
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	900	41	56

					$53	$61

(j)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$297	$300	0.23%

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	11/01/2037	$39,500	$38,677	$38,667
Freddie Mac	5.000%	10/01/2037	1,900	1,820	1,813
Treasury Inflation Protected Securities	2.375%	01/15/2017	13,512	13,593	13,702
Treasury Inflation Protected Securities	2.500%	07/15/2016	309	315	317
Treasury Inflation Protected Securities	2.625%	07/15/2017	903	926	938
U.S. Treasury Bonds	4.750%	08/15/2017	900	914	920
U.S. Treasury Notes	4.125%	08/31/2012	800	797	801
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,180	8,333
U.S. Treasury Notes	4.250%	08/15/2014	100	99	100
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,333	5,426

				$70,654	$71,017

(2) Market value includes $376 of interest payable on short sales.

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,109	10/2007	$50	$0	$50
Sell		3,109	10/2007	0	(111)	(111)
Buy		694	11/2007	14	0	14
Buy		134	03/2008	1	0	1
Buy		3,109	07/2008	98	0	98
Sell	CAD	200	11/2007	0	(4)	(4)
Sell	CHF	181	12/2007	0	(5)	(5)
Buy	CNY	17,829	01/2008	30	0	30
Sell		17,829	01/2008	1	(1)	0
Buy		14,704	03/2008	9	0	9
Sell		14,704	03/2008	0	(9)	(9)
Sell	EUR	2,539	10/2007	0	(167)	(167)
Sell	GBP	1,421	11/2007	0	(48)	(48)
Sell	JPY	688,727	10/2007	9	(41)	(32)
Buy	KRW	22,191	01/2008	0	0	0
Buy		685,653	05/2008	19	0	19
Buy	MXN	16,396	03/2008	0	(18)	(18)
Buy		16,276	07/2008	6	0	6
Buy	MYR	604	05/2008	0	0	0
Buy	PLN	2,270	07/2008	31	0	31
Buy	RUB	1,128	12/2007	2	0	2
Buy		19,676	01/2008	17	0	17
Buy	SGD	1,130	10/2007	14	0	14
Sell		1,130	10/2007	0	(16)	(16)
Buy		37	02/2008	0	0	0
Buy		1,117	05/2008	16	0	16

				$317	$(420)	$(103)

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 36.8%

BANKING & FINANCE 27.4%
Allstate Corp.
6.125% due 05/15/2067	$200	$196

American Express Bank FSB
5.196% due 06/22/2009	200	199

American Express Credit Corp.
5.780% due 03/02/2009	30	30

American Honda Finance Corp.
5.784% due 03/09/2009	30	30

ANZ National International Ltd.
5.396% due 08/07/2009	20	20

Bank of America Corp.
5.459% due 08/02/2010	140	139
5.608% due 06/19/2009	30	30

Barclays Bank PLC
5.450% due 09/12/2012	400	403

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	200	195
5.630% due 05/18/2010	200	195
5.994% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	130	119

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.570% due 05/18/2009	120	120

CIT Group, Inc.
5.704% due 05/23/2008	30	29

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100

Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	20	20

Citigroup, Inc.
5.500% due 08/27/2012	100	101
5.660% due 05/18/2010	140	139
5.864% due 06/09/2009	10	10

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	95

Credit Agricole S.A.
5.505% due 05/28/2009	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	100	99

Export-Import Bank of Korea
5.711% due 06/01/2009	100	100

Ford Motor Credit Co.
6.625% due 06/16/2008	900	893
7.250% due 10/25/2011	100	94

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.610% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	130	130
6.250% due 09/01/2017	100	102

HBOS Treasury Services PLC
5.460% due 10/01/2007	100	100

HSBC Finance Corp.
5.688% due 06/19/2009	110	110
5.810% due 11/16/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.350% due 06/26/2009	$110	$109
5.719% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.179% due 06/26/2009	80	80
5.400% due 05/07/2010	100	100
5.550% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	10	10
5.450% due 04/03/2009	30	30
5.630% due 11/16/2009	300	293

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	200	199
5.794% due 06/16/2008	20	20
5.862% due 06/16/2008	10	10

Metropolitan Life Global Funding I
5.560% due 05/17/2010	100	99

Morgan Stanley
5.390% due 04/25/2008	30	30
5.410% due 05/07/2009	100	99
5.470% due 02/09/2009	100	99

National Australia Bank Ltd.
5.765% due 09/11/2009	200	201

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	92

RBS Capital Trust III
5.512% due 09/29/2049	300	281

Residential Capital LLC
7.595% due 05/22/2009	100	85

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	99

Wachovia Corp.
5.410% due 10/28/2008	30	30

Wells Fargo & Co.
5.764% due 03/10/2008	120	120

		6,595

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	100	100

Anadarko Petroleum Corp.
6.094% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	97

DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	100	100
6.053% due 03/13/2009	10	10
6.133% due 03/13/2009	100	100

Diageo Capital PLC
5.480% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.950% due 12/15/2007	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Mills, Inc.
5.490% due 01/22/2010	$100	$100

Home Depot, Inc.
5.819% due 12/16/2009	20	20

International Business Machines Corp.
5.700% due 09/14/2017	400	403

Kimberly-Clark Corp.
5.460% due 07/30/2010	100	100

Safeway, Inc.
5.550% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	200	198

Transocean, Inc.
5.869% due 09/05/2008	10	10

Walt Disney Co.
5.824% due 09/10/2009	100	100

		1,637

UTILITIES 2.6%
AT&T, Inc.
5.460% due 02/05/2010	200	200
5.785% due 11/14/2008	20	20

BellSouth Corp.
5.658% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	200	199

Dominion Resources, Inc.
5.755% due 11/14/2008	40	40

Ohio Power Co.
5.540% due 04/05/2010	100	99

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.410% due 04/03/2009	50	50

		638

Total Corporate Bonds & Notes (Cost $8,961)		8,870

U.S. GOVERNMENT AGENCIES 74.3%
Fannie Mae
5.000% due 02/25/2017	29	29
5.500% due 03/01/2037 - 08/01/2037 (d)	2,959	2,899
5.500% due 10/01/2037	3,000	2,939
6.000% due 10/01/2037	4,400	4,406
6.500% due 08/01/2036 - 06/01/2037 (d)	1,000	1,018

Freddie Mac
4.250% due 09/15/2024	58	58
5.171% due 12/25/2036	93	92
5.500% due 06/01/2037 - 08/01/2037 (d)	4,000	3,917
5.902% due 07/15/2019 - 10/15/2020	571	570
5.982% due 02/15/2019	291	290
6.000% due 09/01/2037	700	701

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $17,854)		17,926

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	$23	$22
2.375% due 04/15/2011	42	42
2.375% due 01/15/2027	310	314
2.625% due 07/15/2017	100	104

Total U.S. Treasury Obligations (Cost $474)		482

MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	5	5

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	5	5

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	84	82
5.331% due 06/25/2037	270	263
5.983% due 02/25/2036	32	31

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	55	54
4.796% due 11/25/2034	42	41

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	25	25

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	19	18

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	8	8

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	21	21

Structured Asset Securities Corp.
5.181% due 05/25/2036	20	20
5.322% due 10/25/2035	20	20

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	11	11

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	88	88

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	56	56
5.777% due 10/25/2046	21	21
6.483% due 09/25/2046	8	8

Total Mortgage-Backed Securities (Cost $1,095)		1,086

ASSET-BACKED SECURITIES 21.9%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	60	60

ACE Securities Corp.
5.191% due 05/25/2036	4	4
5.191% due 10/25/2036	19	19
5.211% due 10/25/2036	13	13

American Express Credit Account Master Trust
5.752% due 01/18/2011	100	100
6.252% due 02/15/2012	26	26

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	78	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asset-Backed Funding Certificates
5.191% due 10/25/2036	$5	$5

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	20	20
5.406% due 09/25/2034	1	1

Bank One Issuance Trust
5.862% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	30	30
5.221% due 06/25/2047	86	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	90	89

Chase Credit Card Master Trust
5.862% due 07/15/2010	100	100
5.862% due 02/15/2011	10	10

Chase Issuance Trust
5.762% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	99

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	16	16
5.191% due 05/25/2037	185	183
5.201% due 01/25/2037	81	81
5.241% due 08/25/2036	100	99
5.545% due 08/25/2036	8	8

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	7	7
5.181% due 05/25/2037	90	89
5.181% due 03/25/2047	11	11
5.191% due 03/25/2037	12	12
5.211% due 10/25/2037	181	179
5.241% due 10/25/2046	6	5
5.311% due 09/25/2036	300	296

Credit-Based Asset Servicing & Securitization LLC
5.251% due 07/25/2037	97	97

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	5	5

First Franklin Mortgage Loan Asset- Backed Certificates
5.181% due 10/25/2036	69	68
5.181% due 11/25/2036	23	23
5.191% due 06/25/2036	17	17
5.221% due 01/25/2036	9	9
5.221% due 11/25/2036	7	7

First USA Credit Card Master Trust
5.774% due 04/18/2011	100	100

Fremont Home Loan Trust
5.201% due 02/25/2037	11	11

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	13	13

GSAMP Trust
5.201% due 09/25/2036	12	12
5.201% due 12/25/2036	79	78

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	50	50
5.766% due 01/20/2035	38	38

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	17	17

Indymac Residential Asset-Backed Trust
5.211% due 07/25/2037	89	89
5.261% due 04/25/2037	245	243

JPMorgan Mortgage Acquisition Corp.
5.181% due 10/25/2036	143	141
5.211% due 03/25/2037	252	250
5.380% due 04/01/2037	91	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.201% due 05/25/2046	$15	$15
5.211% due 11/25/2046	19	19
5.251% due 11/25/2036	5	5

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	20	20

MASTR Asset-Backed Securities Trust
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.852% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.191% due 10/25/2037	22	22

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	19	19
5.181% due 07/25/2036	60	60
5.181% due 09/25/2036	18	18
5.181% due 11/25/2036	75	74
5.191% due 05/25/2037	180	178

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	26	25

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	78	77

Option One Mortgage Loan Trust
5.171% due 02/25/2037	24	24
5.191% due 07/25/2037	181	179
5.201% due 01/25/2036	24	24

Park Place Securities, Inc.
5.443% due 10/25/2034	7	7

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	17	17

Residential Asset Securities Corp.
5.171% due 08/25/2036	8	8
5.201% due 11/25/2036	20	20
5.201% due 02/25/2037	84	84

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	87	85

Saxon Asset Securities Trust
5.191% due 11/25/2036	11	11

SBI HELOC Trust
5.301% due 08/25/2036	13	12

SLM Student Loan Trust
5.330% due 10/25/2012	1	1
5.340% due 04/25/2014	152	152
5.360% due 10/25/2016	100	100
5.370% due 10/26/2015	29	29

Soundview Home Equity Loan Trust
5.191% due 11/25/2036	68	67
5.191% due 12/25/2036	52	52
5.211% due 06/25/2037	84	84
5.361% due 06/25/2035	2	2

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	25	24

Structured Asset Securities Corp.
5.181% due 10/25/2036	20	20

USAA Auto Owner Trust
5.337% due 07/11/2008	61	61

Wachovia Auto Owner Trust
5.337% due 06/20/2008	48	48
5.340% due 07/18/2008	63	63

Wells Fargo Home Equity Trust
5.231% due 03/25/2037	88	87

Total Asset-Backed Securities (Cost $5,305)		5,271

See Accompanying Notes	Semiannual Report	September 30, 2007	103

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Korea Development Bank
5.500% due 04/03/2010		$100	$100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	417

Total Foreign Currency-Denominated Issues (Cost $405)			417

		SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
7.448% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.2%
Dexia S.A.
5.270% due 09/29/2008		$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 06/30/2008	$40	$40
5.300% due 09/30/2008	100	100

Nordea Bank Finland PLC
5.071% due 03/31/2008	30	30

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.350% due 02/13/2009	30	30

Societe Generale NY
5.271% due 06/30/2008	100	100
5.271% due 03/28/2008	30	30

		530

COMMERCIAL PAPER 11.2%
Calyon N.A. LLC
5.395% due 06/29/2010	10	10

Freddie Mac
4.000% due 10/01/2007	1,000	1,000

HBOS Treasury Services PLC
5.250% due 11/01/2007	500	498

Rabobank USA Financial Corp.
4.990% due 10/01/2007	600	600

UBS Finance Delaware LLC
4.750% due 10/01/2007	600	600

		2,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$135	$135

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $140. Repurchase proceeds are $135.)

U.S. TREASURY BILLS 5.4%
4.050% due 11/29/2007 - 12/13/2007 (a)(e)	1,320	1,307

Total Short-Term Instruments (Cost $4,682)		4,680

PURCHASED OPTIONS (g) 0.2%
(Cost $28)		39

Total Investments (c) 161.3%
(Cost $38,925)		$38,892

Written Options (h) (0.2%) (Premiums $30)		(37)

Other Assets and Liabilities (Net) (61.1%)		(14,739)

Net Assets 100.0%		$24,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $7,585 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $7,848 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $1,307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	19	$17
90-Day Eurodollar June Futures	Long	06/2008	50	48
90-Day Eurodollar March Futures	Long	03/2008	10	12
90-Day Eurodollar March Futures	Long	03/2009	8	1
90-Day Eurodollar September Futures	Long	09/2008	22	24
90-Day Euroyen December Futures	Long	12/2007	1	0
E-mini Russell 2000 Index December Futures	Long	12/2007	257	413
Russell 2000 Index December Futures	Long	12/2007	8	126
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	8

				$662

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	300	13
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	100	0

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$12

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	700	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		100	1
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		100	1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	100	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		20	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	200	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$100	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		200	6
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		300	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		100	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		400	12

							$27

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	9	$0	$0
Put - CME E-mini Russell 2000 Index December Futures	540.000	11/16/2007	100	4	2
Put - CME E-mini Russell 2000 Index December Futures	550.000	11/16/2007	25	1	1

				$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	14	18

							$21	$36

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.000	11/06/2007	$2,600	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	1,590	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	4,400	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2036	91.500	11/06/2007	1,000	0	0
Put - OTC Freddie Mac 5.500% due 12/01/2037	85.000	12/05/2007	4,000	1	0

				$2	$0

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Schedule of Investments Small Cap StocksPLUS® TR Fund (Cont.)	(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	7	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	11	4	4
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	2	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	2	1	0

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	13	13

							$21	$29

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$700	$705	$701

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61	10/2007	$3	$0	$3
Buy	BRL	2,193	10/2007	50	0	50
Sell		2,193	10/2007	0	(46)	(46)
Buy		139	03/2008	9	0	9
Buy		1,250	07/2008	40	0	40
Buy	CAD	83	11/2007	1	0	1
Buy	CNY	75	11/2007	0	0	0
Sell		75	11/2007	0	0	0
Buy	EUR	261	10/2007	18	0	18
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	99	11/2007	0	(3)	(3)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	1,071	10/2007	1	0	1
Sell		1,071	10/2007	0	(1)	(1)
Buy		6,596	05/2008	8	0	8
Buy	JPY	22,967	10/2007	5	0	5
Sell		23,010	10/2007	0	0	0
Buy	KRW	25,889	01/2008	0	0	0
Buy		18,705	05/2008	0	0	0
Buy		34,154	08/2008	1	0	1
Buy	MXN	816	03/2008	0	0	0
Buy		143	07/2008	0	0	0
Buy	MYR	238	05/2008	0	(1)	(1)
Buy	PHP	2,798	05/2008	1	0	1
Buy	PLN	45	03/2008	1	0	1
Buy		187	07/2008	2	0	2
Buy	RUB	112	12/2007	0	0	0
Buy		3,480	01/2008	4	0	4
Buy		312	07/2008	0	0	0
Buy	SEK	94	12/2007	1	0	1
Buy	SGD	119	10/2007	2	0	2
Sell		121	10/2007	0	(2)	(2)
Buy		35	02/2008	0	0	0
Buy		115	05/2008	2	0	2
Buy	ZAR	1,979	07/2008	11	0	11

				$160	$(72)	$88

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Long Duration Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 19.0%

BANKING & FINANCE 4.8%
ABX Financing Co.
6.350% due 10/15/2036	$300	$292

American International Group, Inc.
6.250% due 05/01/2036	400	407

Bank of America N.A.
6.000% due 10/15/2036	400	394

Citigroup, Inc.
5.875% due 05/29/2037	200	193
6.125% due 08/25/2036	600	596

General Electric Capital Corp.
6.750% due 03/15/2032	700	773

Goldman Sachs Group, Inc.
6.125% due 02/15/2033	580	570
6.750% due 10/01/2037 (a)	300	302

HSBC Bank USA N.A.
5.875% due 11/01/2034	170	161

HSBC Holdings PLC
6.500% due 09/15/2037	200	202

Wells Fargo & Co.
5.375% due 02/07/2035	200	181

		4,071

INDUSTRIALS 8.2%
Amgen, Inc.
6.375% due 06/01/2037	300	297

Anadarko Petroleum Corp.
6.450% due 09/15/2036	300	296

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	200	209

AstraZeneca PLC
6.450% due 09/15/2037	400	416

Canadian National Railway Co.
6.375% due 11/15/2037	100	102

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	400	387

Comcast Corp.
6.950% due 08/15/2037	600	632

ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	500	498

CSX Corp.
6.150% due 05/01/2037	300	288

Devon Energy Corp.
7.950% due 04/15/2032	200	239

Devon Financing Corp. ULC
7.875% due 09/30/2031	100	119

EnCana Corp.
6.500% due 08/15/2034	300	308

Energy Transfer Partners LP
6.625% due 10/15/2036	300	284

Enterprise Products Operating LP
5.750% due 03/01/2035	100	89

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	354
6.950% due 01/15/2038	100	102

Marathon Oil Corp.
6.600% due 10/01/2037	100	103

ONEOK Partners LP
6.850% due 10/15/2037	300	303

Suncor Energy, Inc.
6.500% due 06/15/2038	300	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Time Warner Cable, Inc.
6.550% due 05/01/2037	$700	$689

Valero Energy Corp.
6.625% due 06/15/2037	300	305

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	400	416

XTO Energy, Inc.
6.100% due 04/01/2036	290	281

		7,025

UTILITIES 6.0%
Appalachian Power Co.
6.700% due 08/15/2037	300	309

AT&T Corp.
8.000% due 11/15/2031	800	976

AT&T, Inc.
6.500% due 09/01/2037	200	207

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	400	491

Enel Finance International S.A.
6.800% due 09/15/2037	300	307

FirstEnergy Corp.
7.375% due 11/15/2031	200	220

Florida Power Corp.
6.350% due 09/15/2037	300	307

France Telecom S.A.
8.500% due 03/01/2031	300	387

MidAmerican Energy Holdings Co.
6.500% due 09/15/2037	100	101

Pacific Gas & Electric Co.
6.050% due 03/01/2034	500	493

Progress Energy, Inc.
7.750% due 03/01/2031	100	116

Southern California Edison Co.
5.625% due 02/01/2036	200	187

Sprint Capital Corp.
8.750% due 03/15/2032	200	230

Verizon Global Funding Corp.
5.850% due 09/15/2035	500	479

Virginia Electric & Power Co.
6.000% due 05/15/2037	360	345

		5,155

Total Corporate Bonds & Notes (Cost $16,194)		16,251

U.S. GOVERNMENT AGENCIES 18.8%
Fannie Mae
6.000% due 10/01/2037	16,000	16,022

Total U.S. Government Agencies (Cost $16,062)		16,022

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.750% due 08/15/2017	200	203
5.000% due 05/15/2037	400	410

U.S. Treasury Strips
0.000% due 02/15/2036	6,000	1,545

Total U.S. Treasury Obligations (Cost $2,203)		2,158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 79.9%

COMMERCIAL PAPER 20.7%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007	$1,100	$1,098

DnB NORBank ASA
5.050% due 01/25/2008	1,100	1,081

Freddie Mac
0.000% due 10/01/2007	3,900	3,900

HBOS Treasury Services PLC
5.100% due 12/17/2007	1,200	1,186

Intesa Funding LLC
5.180% due 10/01/2007	2,300	2,300

Rabobank USA Financial Corp.
5.000% due 10/01/2007	2,300	2,300

Svenska Handelsbanken AB
5.540% due 10/15/2007	1,100	1,098

Swedbank AB
5.680% due 10/16/2007	1,100	1,097

UBS Finance Delaware LLC
4.750% due 10/01/2007	1,400	1,400
5.500% due 10/15/2007	1,100	1,098

Unicredito Italiano SpA
5.500% due 10/15/2007	1,100	1,098

		17,656

REPURCHASE AGREEMENTS 55.8%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007	21,600	21,600
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $22,086. Repurchase proceeds are $21,607.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	25,500	25,500
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2027 valued at $26,139. Repurchase proceeds are $25,508.)

State Street Bank and Trust Co.
4.400% due 10/01/2007	449	449
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $462. Repurchase proceeds are $449.)

		47,549

U.S. TREASURY BILLS 3.4%
4.103% due 11/29/2007 - 12/13/2007 (b)(c)	2,940	2,918

Total Short-Term Instruments (Cost $68,126)		68,123

PURCHASED OPTIONS (e) 0.0%
(Cost $7)		5

Total Investments 120.2% (Cost $102,592)		$102,559

Written Options (f) (0.1%) (Premiums $45)		(45)

Other Assets and Liabilities (Net) (20.1%)		(17,222)

Net Assets 100.0%		$85,292

See Accompanying Notes	Semiannual Report	September 30, 2007	107

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	120	$7
90-Day Eurodollar March Futures	Long	03/2009	120	1
S&P 500 Index December Futures	Long	12/2007	143	287
U.S. Treasury 10-Year Note December Futures	Long	12/2007	193	40
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	231	94

				$429

(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	$6,050	$2
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	500	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	8,600	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	3,400	(8)

						$6

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR less 0.100%	09/08/2008	12,643	$886

(e)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$99.000	11/20/2007	54	$1	$1
Put - CBOT U.S. Treasury 30-Year Note December Futures	100.000	11/20/2007	82	2	2
Put - CBOT U.S. Treasury 30-Year Note December Futures	101.000	11/20/2007	78	1	1
Put - CME S&P 500 Index December Futures	850.000	12/20/2007	110	3	1

				$7	$5

(f)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.550%	12/21/2007	$900	$22	$29
Put - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.550%	12/21/2007	900	23	16

							$45	$45

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	257	11/2007	$9	$0	$9
Buy	BRL	280	11/2007	2	0	2
Buy		551	03/2008	13	0	13
Sell	GBP	218	11/2007	0	(10)	(10)
Buy	JPY	24,457	10/2007	0	0	0
Buy	KRW	137,820	11/2007	1	0	1
Buy		260,519	05/2008	4	0	4
Buy	MXN	3,175	03/2008	5	0	5
Buy		1,645	07/2008	0	0	0
Buy	PLN	401	01/2008	1	0	1
Buy		769	07/2008	8	0	8
Buy	RUB	3,772	12/2007	1	0	1
Buy		7,170	01/2008	5	0	5
Buy	SGD	651	10/2007	7	0	7

				$56	$(10)	$46

See Accompanying Notes	Semiannual Report	September 30, 2007	109

Schedule of Investments  StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	204	201
6.880% due 03/22/2013	47	46
6.972% due 03/22/2013	116	114

Tell Group PLC
7.070% due 08/09/2011	691	667

Total Bank Loan Obligations (Cost $2,957)		3,028

CORPORATE BONDS & NOTES 25.6%

BANKING & FINANCE 21.6%
Ajax Re Ltd.
11.944% due 05/08/2009	400	402

American Express Bank FSB
5.196% due 06/22/2009	2,300	2,291
6.000% due 09/13/2017	1,000	997

American Express Centurion Bank
6.000% due 09/13/2017	1,000	997

American Express Credit Corp.
5.880% due 11/09/2009	1,200	1,194

American International Group, Inc.
5.050% due 10/01/2015	100	95

Bank of America Corp.
5.370% due 11/06/2009	400	398
5.736% due 09/18/2009	800	801

Bank of America N.A.
5.505% due 02/27/2009	1,000	997

Bank of Ireland
5.696% due 12/18/2009	1,500	1,496

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,042

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	1,600	1,562
5.660% due 01/30/2009	700	694
5.760% due 07/19/2010	2,600	2,556

BNP Paribas
5.186% due 06/29/2049	1,200	1,101

Calabash Re II Ltd.
14.094% due 01/08/2010	1,000	1,034
15.294% due 01/08/2010	1,000	1,066
16.594% due 01/08/2010	800	835

Citigroup Funding, Inc.
5.200% due 06/26/2009	500	499

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	600	601

Citigroup, Inc.
5.228% due 12/28/2009	1,900	1,894
6.000% due 08/15/2017	1,900	1,948
6.125% due 08/25/2036	1,200	1,192

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	12,800	12,705

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,090
5.430% due 01/20/2010	3,000	2,987
5.628% due 08/15/2011	2,200	2,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GMAC LLC
6.000% due 12/15/2011	$100	$92

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,000	996
5.250% due 12/23/2008	500	498
5.300% due 12/22/2008	1,500	1,496
5.300% due 06/23/2009	1,000	997
5.610% due 11/16/2009	800	799
6.250% due 09/01/2017	1,200	1,228

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Finance Corp.
5.630% due 05/10/2010	400	399
5.784% due 03/12/2010	3,500	3,476

JPMorgan Chase & Co.
5.179% due 06/26/2009	500	500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,315

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	900	887
5.450% due 04/03/2009	2,400	2,363
6.200% due 09/26/2014	1,800	1,810

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	997
5.585% due 08/22/2008	400	400
5.665% due 08/14/2009	1,200	1,192
6.050% due 08/15/2012	1,200	1,232

MetLife, Inc.
6.400% due 12/15/2036	300	286

Morgan Stanley
5.189% due 11/21/2008	500	498

Mystic Re Ltd.
11.841% due 12/05/2008	800	811

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	500

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	3,300	3,298

SLM Corp.
5.500% due 07/27/2009	400	385

State Street Capital Trust IV
6.694% due 06/15/2037	100	91

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,025

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	100

Wachovia Bank N.A.
5.330% due 10/03/2008	500	499

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,700
5.490% due 10/15/2011	1,500	1,484
5.671% due 12/01/2009	200	200

		86,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 2.8%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$800	$796

AstraZeneca PLC
5.900% due 09/15/2017	300	305
6.450% due 09/15/2037	200	208

CODELCO, Inc.
6.150% due 10/24/2036	100	98

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	300	298

HJ Heinz Co.
6.428% due 12/01/2008	100	102

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,842

Peabody Energy Corp.
7.875% due 11/01/2026	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Rohm & Haas Co.
6.000% due 09/15/2017	400	402

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Transocean, Inc.
5.869% due 09/05/2008	500	499

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	1,700	1,701

		11,162

UTILITIES 1.2%
AT&T, Inc.
5.460% due 02/05/2010	400	399

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,247

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	637

Qwest Corp.
7.625% due 06/15/2015	500	526

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	275

Telefonica Emisones SAU
5.888% due 06/19/2009	700	700

		4,784

Total Corporate Bonds & Notes (Cost $102,159)		101,995

MUNICIPAL BONDS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	398

Total Municipal Bonds (Cost $389)		398

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 92.2%
Fannie Mae
3.855% due 08/01/2033	127	127
4.344% due 09/01/2033	968	963

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.673% due 05/25/2035	$100	$99
4.898% due 06/01/2033	320	319
5.000% due 11/01/2017 - 03/01/2036 (e)	17,468	17,094
5.000% due 04/25/2033 - 10/01/2037	7,024	6,701
5.191% due 12/25/2036	341	338
5.251% due 03/25/2034	241	240
5.287% due 01/01/2036	369	368
5.481% due 03/25/2044	836	830
5.500% due 10/01/2022 - 10/01/2037	77,452	75,963
5.500% due 05/01/2032 - 09/01/2037 (e)	138,102	135,444
5.531% due 11/25/2032	81	82
5.545% due 05/01/2036	15	15
6.000% due 10/01/2037	56,000	56,079
6.118% due 09/01/2034	75	76
6.205% due 07/01/2044	138	139
6.260% due 12/01/2036	66	67
6.500% due 10/01/2035 - 09/01/2037 (e)	10,000	10,185
7.000% due 09/01/2013 (e)	10	10
8.000% due 12/01/2030 (e)	3	3

Freddie Mac
4.205% due 03/01/2034	478	480
4.500% due 10/01/2007	23	23
5.500% due 08/15/2030	3	3
5.500% due 05/01/2037 - 09/01/2037 (e)	13,000	12,732
5.902% due 07/15/2019 - 10/15/2020	12,276	12,240
5.982% due 02/15/2019	4,365	4,354
6.000% due 06/01/2037 - 10/01/2037	12,600	12,617
6.000% due 09/01/2037 (e)	8,000	8,011
6.205% due 02/25/2045	78	78
7.198% due 02/01/2024	20	20
8.000% due 01/01/2017 (e)	22	24

Ginnie Mae
6.000% due 12/15/2036 - 09/15/2037	9,000	9,059
6.375% due 03/20/2027	4	4
8.000% due 02/15/2030 (e)	2	2

Small Business Administration
4.750% due 07/01/2025	1,161	1,126
5.520% due 06/01/2024	1,276	1,294

Total U.S. Government Agencies (Cost $369,016)		367,209

U.S. TREASURY OBLIGATIONS 17.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,310	10,938
1.875% due 07/15/2013	3,964	3,902
2.000% due 07/15/2014	7,393	7,296
2.000% due 01/15/2016	2,309	2,258
2.000% due 01/15/2026	630	601
2.375% due 04/15/2011	1,048	1,055
2.375% due 01/15/2025	663	669
2.625% due 07/15/2017	1,106	1,140
3.000% due 07/15/2012	9,959	10,368
3.500% due 01/15/2011	2,869	2,994

U.S. Treasury Bonds
4.750% due 08/15/2017	16,800	17,008

U.S. Treasury Notes
4.125% due 08/31/2012	10,000	9,951

Total U.S. Treasury Obligations (Cost $68,171)		68,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$309	$306

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,600	1,600

Banc of America Funding Corp.
4.112% due 05/25/2035	504	495
6.144% due 01/20/2047	541	542

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	154	155
6.500% due 09/25/2033	48	48

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	167	169
5.035% due 04/25/2033	7	7
5.070% due 11/25/2034	1,146	1,137
5.302% due 02/25/2033	1	1
6.090% due 01/25/2034	17	17

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	634	629
5.374% due 05/25/2035	1,124	1,127
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	163	160

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	528	511
6.000% due 10/25/2033	126	122

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	1,329	1,315
4.796% due 11/25/2034	718	710
5.250% due 02/20/2036	151	150
5.401% due 05/25/2034	46	45

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	2,135	2,132

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	398	396

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	644	640
5.211% due 01/25/2047	725	709

GSR Mortgage Loan Trust
5.251% due 11/25/2035	713	682
5.308% due 06/25/2034	522	521
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	9,900	9,806

Impac CMB Trust
6.305% due 07/25/2033	81	80

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	236	235

JPMorgan Mortgage Trust
5.023% due 02/25/2035	423	410

MASTR Asset Securitization Trust
5.500% due 09/25/2033	38	37

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	18	18
5.341% due 02/25/2036	260	258

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173
6.131% due 10/25/2035	138	135
6.973% due 01/25/2029	144	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
5.531% due 02/25/2019	18	18
5.531% due 02/25/2034	105	104

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	499	473

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	243	243

Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035	573	564

Structured Asset Securities Corp.
5.322% due 10/25/2035	608	603

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	567	561

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	1	1

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
5.527% due 02/27/2034	68	68
5.771% due 12/25/2027	1,288	1,277
5.983% due 02/25/2046	413	401
6.183% due 11/25/2042	105	106
6.383% due 08/25/2042	67	67

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	878	859
4.950% due 03/25/2036	660	652
4.991% due 10/25/2035	4,716	4,686

Total Mortgage-Backed Securities (Cost $36,552)		36,665

ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp.
5.181% due 12/25/2036	205	203

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	18	17

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	399	397
5.291% due 05/25/2035	126	126

Bank One Issuance Trust
5.862% due 12/15/2010	4,400	4,402

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	759	754
5.211% due 10/25/2036	302	301

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	2,718	2,698

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,000	1,000

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	6,337	6,299
5.211% due 06/25/2037	565	561
5.611% due 12/25/2031	100	98

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	18	18

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	994	980
5.181% due 12/25/2036	589	585
5.201% due 12/25/2037	2,830	2,809

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,600	1,600

See Accompanying Notes	Semiannual Report	September 30, 2007	111

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.181% due 10/25/2036	$2,014	$2,001
5.191% due 01/25/2037	454	449

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	455	453

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	847	843
5.181% due 10/25/2036	2,353	2,325

Lehman XS Trust
5.201% due 05/25/2046	188	188

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	828	826
5.171% due 11/25/2036	2,246	2,234
5.411% due 10/25/2034	13	13

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	646	642

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	2,200	2,201

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	410	409
5.201% due 08/25/2036	1,622	1,617

Morgan Stanley ABS Capital I
5.181% due 10/25/2036	259	258

Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	2,325	2,310

Option One Mortgage Loan Trust
5.181% due 07/25/2036	326	325

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	959	956
5.231% due 08/25/2046	2,419	2,398

Soundview Home Equity Loan Trust
5.211% due 01/25/2037	2,491	2,474

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	93	93

Total Asset-Backed Securities (Cost $46,108)		45,863

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015	100	97

Total Sovereign Issues (Cost $99)		97

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	$173

Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	284

General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,780

Total Foreign Currency-Denominated Issues (Cost $3,137)			3,237

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.448% due 12/31/2049		217	2,331

Total Preferred Stocks (Cost $2,294)			2,331

SHORT-TERM INSTRUMENTS 22.1%

CERTIFICATES OF DEPOSIT 3.4%
Calyon Financial, Inc.
5.340% due 01/16/2009	$1,200	1,201

Dexia S.A.
5.270% due 09/29/2008	4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008	1,500	1,501
5.300% due 09/30/2008	1,100	1,100

Nordea Bank Finland PLC
5.267% due 03/31/2008	500	500
5.308% due 05/28/2008	500	500

Skandinav Enskilda BK
5.670% due 10/03/2007	1,900	1,900

Societe Generale NY
5.271% due 06/30/2008	2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008	600	599

		13,703

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 11.6%
Calyon N.A. LLC
5.395% due 06/29/2010	$100	$100

Cox Communications, Inc.
6.002% due 01/15/2008	4,400	4,332

Swedbank AB
5.680% due 10/16/2007	11,800	11,772

UBS Finance Delaware LLC
5.500% due 10/15/2007	11,800	11,775

Unicredito Italiano SpA
5.500% due 10/15/2007	2,400	2,395

Westpac Banking Corp.
5.250% due 11/02/2007	15,800	15,726

		46,100

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,395	3,395

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,467. Repurchase proceeds are $3,396.)

U.S. TREASURY BILLS 6.3%
3.849% due 11/29/2007 - 12/13/2007 (a)(c)(f)	25,220	24,968

Total Short-Term Instruments (Cost $88,279)		88,166

PURCHASED OPTIONS (h) 0.5%
(Cost $953)		1,889

Total Investments (d) 180.8% (Cost $721,114)		$720,045

Written Options (i) (0.4%) (Premiums $1,070)		(1,560)

Other Assets and Liabilities (Net) (80.4%)		(320,164)

Net Assets 100.0%		$398,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal Amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $4,501 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $177,145 at a weighted average interest rate of 5.43%. On September 30, 2007, securities valued at $183,240 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $24,473 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	292	$445
90-Day Eurodollar June Futures	Long	06/2008	960	974
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2009	30	26
90-Day Eurodollar September Futures	Long	09/2008	362	457
90-Day Euroyen December Futures	Long	12/2007	71	14

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	825	$2,777
S&P 500 Index December Futures	Long	12/2007	879	13,817
U.S. Treasury 10-Year Note December Futures	Long	12/2007	263	(148)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	12	13
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	41	65
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	150	16
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	30
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	71	41
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	65	86
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31	38

				$18,653

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$3,600	$(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(7)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	4,000	(6)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,500	(3)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,600	(2)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	2,300	3
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	1,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	1,600	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	1,500	(19)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	300	(1)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	84
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	2,400	(6)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	1,900	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(1)

						$141

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,400	$(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		1,900	15
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		13,900	(11)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	1,700	(3)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		400	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		700	9
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,000	16
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	17
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,100	20
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		2,500	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,900	14
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		600	(18)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	(3)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(4)

See Accompanying Notes	Semiannual Report	September 30, 2007	113

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012	EUR	900	$(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	(3)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	4
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(19)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		7,400	97
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	21
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		500	(16)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	90
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(273)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,100	26
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	194
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008	JPY	760,000	(3)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		4,700	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(2)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		2,000	40
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,000	(4)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(5)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,000	(7)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		100	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	50
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,400	(3)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,500	(63)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		900	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(42)

							$195

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$130.000	11/20/2007	50	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	218	4	3
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	332	9	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	300	9	4
Put - CME S&P 500 Index December Futures	850.000	12/20/2007	160	5	2
Put - CME S&P 500 Index December Futures	675.000	12/21/2007	110	3	0

				$31	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$24,500	$118	$216
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	9,000	26	33
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	12,000	90	161
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	311
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	22,900	113	233
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	27,300	160	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	29	66
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	9,000	32	80
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	42,800	154	487

							$898	$1,875

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2037	$104.625	12/05/2007	$12,600	$2	$2
Put - OTC Fannie Mae 5.000% due 12/01/2037	80.500	12/05/2007	7,000	1	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	32,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	61,000	7	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	9,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	51,100	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	8,000	1	0
Put - OTC Ginnie Mae 6.000% due 11/01/2037	89.000	11/13/2007	9,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.500	12/21/2007	5,000	1	0

				$24	$4

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	104	$44	$37
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	253	108	95
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	29	19	12
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	51	14	11

				$185	$155

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$10,500	$117	$169
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	2,000	25	23
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	5,000	86	140
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	247
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	10,000	120	164
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	6,700	89	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	5,000	61	70
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	3,000	31	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	14,300	148	341

							$885	$1,405

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$17,000	$16,772	$16,652
Freddie Mac	6.000%	10/01/2037	12,600	12,692	12,614
U.S. Treasury Bonds	4.750%	08/15/2017	16,800	17,000	17,178
U.S. Treasury Notes	4.125%	08/31/2012	10,000	9,946	10,016
U.S. Treasury Notes	4.500%	05/15/2017	8,300	8,298	8,421
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,302	1,319

				$66,010	$66,200

(2) Market value includes $370 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	115

Schedule of Investments StocksPLUS® Total Return Fund (Cont.)	(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,487	10/2007	$82	$0	$82
Sell		17	10/2007	0	(1)	(1)
Buy	BRL	14,042	10/2007	596	0	596
Sell		14,042	10/2007	0	(478)	(478)
Buy		491	11/2007	9	0	9
Buy		10,393	03/2008	705	0	705
Buy		14,042	07/2008	416	0	416
Buy	CAD	1,190	11/2007	17	0	17
Buy	CLP	64,260	03/2008	4	0	4
Buy	CNY	3,651	11/2007	4	0	4
Sell		3,651	11/2007	0	(2)	(2)
Buy		1,888	01/2008	0	0	0
Sell		1,888	01/2008	0	(2)	(2)
Buy	EUR	1,162	10/2007	79	0	79
Sell		1,985	10/2007	0	(119)	(119)
Sell	GBP	1,551	11/2007	0	(51)	(51)
Buy	IDR	2,469,600	05/2008	0	(14)	(14)
Buy	INR	18,763	10/2007	15	0	15
Sell		18,763	10/2007	0	(19)	(19)
Buy		30,404	05/2008	37	0	37
Buy	JPY	387,739	10/2007	24	0	24
Sell		407,114	10/2007	10	0	10
Buy	KRW	659,907	01/2008	4	0	4
Buy		323,459	05/2008	8	0	8
Buy		500,512	08/2008	9	0	9
Buy	MXN	18,517	03/2008	10	(9)	1
Buy		5,611	07/2008	4	0	4
Buy	MYR	3,221	05/2008	1	(9)	(8)
Buy	NZD	200	10/2007	13	0	13
Buy	PHP	37,343	05/2008	8	0	8
Buy	PLN	672	03/2008	15	0	15
Buy		3,945	07/2008	52	0	52
Buy	RUB	7,407	11/2007	15	0	15
Buy		21,234	12/2007	41	0	41
Buy		46,348	01/2008	49	0	49
Buy		6,181	07/2008	2	0	2
Buy	SGD	3,595	10/2007	62	0	62
Sell		3,518	10/2007	0	(48)	(48)
Buy		602	02/2008	5	0	5
Buy		3,653	05/2008	50	0	50
Buy	ZAR	39	07/2008	0	0	0

				$2,346	$(752)	$1,594

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 43.7%

BANKING & FINANCE 30.9%
American Express Centurion Bank
5.674% due 04/17/2009	$1,200	$1,196

American Honda Finance Corp.
5.784% due 03/09/2009	500	500

ANZ National International Ltd.
5.396% due 08/07/2009	1,100	1,097

Bank of America Corp.
5.608% due 06/19/2009	1,700	1,694
6.000% due 09/01/2017	300	308

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	400	396
5.510% due 04/29/2008	900	899
5.590% due 08/21/2009	200	195

BNP Paribas
5.186% due 06/29/2049	200	184

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	192

Calabash Re II Ltd.
14.094% due 01/08/2010	400	414
15.294% due 01/08/2010	400	426

CIT Group, Inc.
5.510% due 01/30/2009	1,100	1,061
5.704% due 05/23/2008	100	98
5.748% due 12/19/2008	100	97

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100
5.200% due 06/26/2009	200	200
5.714% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	299
5.228% due 12/28/2009	300	299
5.500% due 08/27/2012	900	911
6.000% due 08/15/2017	300	308
6.125% due 08/25/2036	100	99

Ford Motor Credit Co.
6.625% due 06/16/2008	5,300	5,261

Foundation Re II Ltd.
12.270% due 11/26/2010	400	411

General Electric Capital Corp.
5.430% due 01/20/2010	700	697
5.734% due 03/12/2010	100	100

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	200	199
5.300% due 12/22/2008	200	199
5.460% due 07/29/2008	400	400
5.470% due 11/10/2008	300	299
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	20	20
6.250% due 09/01/2017	600	614

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	599

HSBC Bank USA N.A.
5.864% due 06/10/2009	300	299

HSBC Finance Corp.
5.420% due 10/21/2009	200	199
5.824% due 09/15/2008	1,000	1,000

HSBC Holdings PLC
6.500% due 05/02/2036	400	405

International Lease Finance Corp.
5.719% due 05/24/2010	1,500	1,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.550% due 10/02/2009	$500	$500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	200	194
5.450% due 10/22/2008	500	497
5.450% due 04/03/2009	300	295
5.580% due 07/18/2011	300	287
5.630% due 11/10/2009	200	195

MBNA Corp.
5.790% due 05/05/2008	1,100	1,103

Merrill Lynch & Co., Inc.
5.794% due 06/16/2008	1,600	1,600

MetLife, Inc.
6.400% due 12/15/2036	100	95

Morgan Stanley
5.470% due 02/09/2009	900	895
5.485% due 11/09/2007	600	600
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.841% due 12/05/2008	300	304

National Australia Bank Ltd.
5.765% due 09/11/2009	400	401

Pricoa Global Funding I
5.440% due 01/25/2008	600	600

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300
6.990% due 10/29/2049 (a)	2,700	2,755

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	700	700
5.420% due 10/21/2008	600	599

SLM Corp.
5.570% due 07/25/2008	1,300	1,282

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	186

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	93

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.250% due 03/23/2009	800	799

Wachovia Corp.
5.410% due 10/28/2008	600	600
5.490% due 10/15/2011	200	198

Wells Fargo & Co.
5.270% due 03/23/2010	800	797
5.764% due 03/10/2008	800	801

		41,562

INDUSTRIALS 8.6%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	500	497

AstraZeneca PLC
5.900% due 09/15/2017	100	102
6.450% due 09/15/2037	100	104

Comcast Corp.
5.660% due 07/14/2009	400	398

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	$300	$298
6.053% due 03/13/2009	200	199
6.133% due 03/13/2009	300	299

Diageo Capital PLC
5.480% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	99

General Electric Co.
5.764% due 12/09/2008	400	401

International Business Machines Corp.
5.700% due 09/14/2017	2,000	2,014

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	101

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Safeway, Inc.
5.550% due 03/27/2009	1,300	1,302

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	328

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	709
5.625% due 08/14/2009	500	500

Time Warner, Inc.
5.730% due 11/13/2009	1,500	1,483

Transocean, Inc.
5.869% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

		11,541

UTILITIES 4.2%
AT&T, Inc.
5.648% due 05/15/2008	200	200
5.785% due 11/14/2008	1,300	1,301

BellSouth Corp.
5.658% due 08/15/2008	400	400
5.682% due 11/15/2007	500	500

Enel Finance International S.A.
6.800% due 09/15/2037	700	715

Florida Power Corp.
5.975% due 11/14/2008	700	701

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

Southern California Edison Co.
5.459% due 02/02/2009	200	200

Telefonica Emisones SAU
5.888% due 06/19/2009	1,000	999

TXU Electric Delivery Co.
6.069% due 09/16/2008	600	594

		5,707

Total Corporate Bonds & Notes (Cost $58,893)		58,810

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	90

See Accompanying Notes	Semiannual Report	September 30, 2007	117

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	$25	$25

Total Municipal Bonds (Cost $120)		115

U.S. GOVERNMENT AGENCIES 61.2%
Fannie Mae
4.119% due 06/01/2034	614	614
4.338% due 03/01/2035	51	52
4.462% due 09/01/2035	272	271
4.554% due 07/01/2035	204	204
4.638% due 09/01/2035	273	272
4.657% due 12/01/2033	108	110
4.694% due 12/01/2033	76	76
4.832% due 06/01/2035	298	296
4.906% due 10/01/2034	30	31
4.989% due 06/01/2035	280	279
5.000% due 10/01/2035 - 03/01/2036 (e)	8,616	8,234
5.000% due 10/01/2037	1,000	954
5.481% due 09/25/2042	219	221
5.500% due 10/01/2022 - 10/01/2037	13,000	12,755
5.500% due 04/01/2034 - 08/01/2037 (e)	17,644	17,292
6.000% due 01/01/2036 - 10/01/2036 (e)	9,810	9,833
6.000% due 10/01/2037	11,000	11,015
6.500% due 08/01/2037 (e)	2,000	2,037
6.944% due 11/01/2035	42	44

Freddie Mac
4.705% due 06/01/2035	479	474
4.906% due 11/01/2034	184	184
5.000% due 12/15/2020 - 01/15/2024	207	207
5.500% due 08/15/2030 - 09/01/2037 (e)	5,000	4,897
5.902% due 07/15/2019 - 10/15/2020	5,234	5,218
5.982% due 02/15/2019	1,746	1,742
6.000% due 09/01/2037 (e)	3,000	3,004
6.152% due 06/15/2018	30	30

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	2,000	2,013

Small Business Administration
5.520% due 06/01/2024	20	20

Total U.S. Government Agencies (Cost $82,400)		82,379

U.S. TREASURY OBLIGATIONS 5.6%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	225	222
2.000% due 01/15/2016	525	513
2.000% due 01/15/2026	420	401
2.375% due 04/15/2011	314	317
2.375% due 01/15/2027	3,303	3,345
2.625% due 07/15/2017	502	518
3.000% due 07/15/2012	2,200	2,290

Total U.S. Treasury Obligations (Cost $7,551)		7,606

MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	44	44

Banc of America Funding Corp.
4.112% due 05/25/2035	72	71

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	$428	$429

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	185	183
4.771% due 11/25/2034	155	153
5.070% due 11/25/2034	477	473
6.090% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	13	13
5.507% due 09/25/2035	59	59

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	82	80
4.900% due 12/25/2035	138	138

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	450	446
5.411% due 02/25/2037	743	721

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	549	544
4.796% due 11/25/2034	292	289
5.250% due 02/20/2036	75	75
5.371% due 04/25/2035	39	39

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	73	73

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	354	339

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	1,179	1,173
5.722% due 05/19/2035	65	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	140	135

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	141	140

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	77	76

Mellon Residential Funding Corp.
5.787% due 12/15/2030	573	568
5.851% due 06/15/2030	8	7

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	393	394
5.341% due 02/25/2036	74	74

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	192	194
5.316% due 08/25/2034	261	263
6.383% due 01/25/2035	136	137

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	72	70

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	243	240

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	946	943

Washington Mutual, Inc.
5.321% due 04/25/2045	38	38
5.777% due 10/25/2046	771	766
6.183% due 11/25/2042	45	45

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	405	396
4.950% due 03/25/2036	330	326

Total Mortgage-Backed Securities (Cost $10,618)		10,611

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
5.191% due 10/25/2036		$345	$342

American Express Credit Account Master Trust
6.252% due 02/15/2012		311	310

Argent Securities, Inc.
5.181% due 09/25/2036		99	99

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035		8	8
5.406% due 09/25/2034		71	70

Carrington Mortgage Loan Trust
5.196% due 02/25/2036		18	18

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037		748	742

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047		275	273
5.201% due 06/25/2037		234	232
5.611% due 12/25/2031		1	1

GSR Mortgage Loan Trust
5.231% due 11/25/2030		20	19

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		158	156

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036		108	108

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036		1,056	1,050
5.211% due 02/25/2036		20	20
5.221% due 01/25/2046		60	59
5.411% due 10/25/2034		10	10

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		204	203

Park Place Securities, Inc.
5.443% due 10/25/2034		325	310

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036		337	334

Residential Asset Securities Corp.
5.201% due 11/25/2036		267	265

SLM Student Loan Trust
5.340% due 04/25/2012		207	207
5.350% due 10/27/2014		1,212	1,212
5.360% due 01/25/2016		174	174
5.360% due 01/25/2018		97	97
5.370% due 01/26/2015		17	17

Soundview Home Equity Loan Trust
5.191% due 06/25/2036		137	137

Structured Asset Securities Corp.
5.181% due 10/25/2036		331	328
5.261% due 12/25/2035		59	59

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		240	238

Total Asset-Backed Securities (Cost $7,148)			7,098

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		13	14

Total Sovereign Issues (Cost $14)			14

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	426

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	$2,641

Total Foreign Currency-Denominated Issues (Cost $2,946)			3,067

		SHARES
PREFERRED STOCKS 0.7%
DG Funding Trust
7.448% due 12/31/2049		85	913

Total Preferred Stocks (Cost $904)			913

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 7.5%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007		$3,800	3,792

Svenska Handelsbanken AB
5.540% due 10/15/2007		1,700	1,696

UBS Finance Delaware LLC
5.500% due 10/15/2007		800	798

Unicredito Italiano SpA
5.500% due 10/15/2007		3,800	3,792

			10,078

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$3,865	$3,865

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,944. Repurchase proceeds are $3,866.)

U.S. TREASURY BILLS 7.1%
3.853% due 11/29/2007 - 12/13/2007 (b)(f)	9,725	9,621

Total Short-Term Instruments (Cost $23,593)		23,564

PURCHASED OPTIONS (h) 0.6%
(Cost $420)		780

Total Investments (d) 144.8% (Cost $194,607)		$194,957

Written Options (i) (0.5%) (Premiums $472)		(642)

Other Assets and Liabilities (Net) (44.3%)		(59,654)

Net Assets 100.0%		$134,661

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $1,555 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $43,895 at a weighted average interest rate of 5.44%. On September 30, 2007, securities valued at $45,296 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $9,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	328	$582
90-Day Eurodollar June Futures	Long	06/2008	295	297
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2008	123	95
90-Day Eurodollar March Futures	Long	03/2009	73	18
90-Day Eurodollar September Futures	Long	09/2008	32	61
90-Day Euroyen December Futures	Long	12/2007	23	5
E-mini S&P 500 Index December Futures	Long	12/2007	160	486
S&P 500 Index December Futures	Short	12/2007	382	(3,746)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	21	37
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	93	24
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	41	23
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	42
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	48

				$(2,005)

See Accompanying Notes	Semiannual Report	September 30, 2007	119

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	1,300	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	300	(1)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	500	2
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	500	(2)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	1,400	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	800	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	900	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	700	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	700	(9)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	1,200	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	700	(2)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	800	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	500	28
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	100	0

						$22

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,200	$(3)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	700	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		500	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		300	4
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		800	6
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	6
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	7
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		200	4
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		1,300	13
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		800	6
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		300	(9)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		600	0
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	18
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,000	39
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	45
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	100
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		2,000	(2)

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$100	$0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	2,400	48
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	400	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	400	(3)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	1,900	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	200	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	700	(7)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	300	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	400	(1)

						$269

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,900.000	12/20/2007	288	$8	$0
Call - CME S&P 500 Index December Futures	1,950.000	12/20/2007	33	1	0

				$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$13,000	$63	$115
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	5,000	14	18
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	5,000	37	67
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	6,000	24	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	11,900	59	121
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,100	105	143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	11	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	9,000	26	103

							$405	$780

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2037	$80.000	12/05/2007	$1,000	$0	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	10,000	1	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	14,000	2	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.250	10/04/2007	16,000	2	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	89.250	11/06/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2037	91.000	11/06/2007	2,000	0	0

				$6	$0

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	43	$18	$15
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	98	42	37
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	12	8	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	15	4	3

				$72	$60

See Accompanying Notes	Semiannual Report	September 30, 2007	121

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$5,500	$62	$89
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	1,000	13	11
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	2,000	35	56
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	3,000	28	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	5,000	60	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	53	52
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	4,000	49	56
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	24
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	3,000	25	72

							$400	$582

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$2,800	$2,799	$2,841
U.S. Treasury Notes	4.625%	02/15/2017	500	501	507

				$3,300	$3,348

(2) Market value includes $60 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	464	10/2007	$24	$0	$24
Buy	BRL	16,627	10/2007	397	0	397
Sell		16,627	10/2007	0	(298)	(298)
Buy		2,366	03/2008	148	0	148
Buy		8,313	07/2008	249	0	249
Buy	CAD	377	11/2007	6	0	6
Buy	CNY	14,289	11/2007	10	0	10
Sell		14,289	11/2007	0	(12)	(12)
Buy		1,014	01/2008	0	0	0
Sell		1,014	01/2008	0	(1)	(1)
Sell	EUR	1,886	10/2007	0	(113)	(113)
Sell	GBP	611	11/2007	0	(19)	(19)
Buy	IDR	970,200	05/2008	0	(6)	(6)
Buy	INR	6,654	10/2007	5	0	5
Sell		6,654	10/2007	0	(7)	(7)
Buy		12,168	05/2008	15	0	15
Buy	JPY	172,754	10/2007	23	0	23
Sell		177,200	10/2007	4	0	4
Buy	KRW	253,981	01/2008	0	0	0
Buy		130,557	05/2008	3	0	3
Buy		313,301	08/2008	6	0	6
Buy	MXN	7,953	03/2008	3	(4)	(1)
Buy		2,307	07/2008	1	0	1
Buy	MYR	1,061	05/2008	1	(4)	(3)
Buy	NZD	72	10/2007	5	0	5
Buy	PHP	2,396	05/2008	1	0	1
Buy	PLN	247	03/2008	6	0	6
Buy		1,598	07/2008	22	0	22
Buy	RUB	4,009	11/2007	7	0	7
Buy		11,429	12/2007	22	0	22
Buy		18,554	01/2008	20	0	20
Buy		4,571	07/2008	2	0	2
Buy	SEK	987	12/2007	10	0	10
Buy	SGD	619	10/2007	10	0	10
Sell		591	10/2007	0	(8)	(8)
Buy		575	02/2008	5	0	5
Buy		584	05/2008	8	0	8

				$1,013	$(472)	$541

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$59,800	$59,807

Georgia-Pacific Corp.
6.948% due 12/20/2012	882	866
7.264% due 12/20/2012	1,048	1,028
7.474% due 12/20/2012	8,905	8,740

HCA, Inc.
7.448% due 11/16/2013	19,800	19,454

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	4,900
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	7,000	6,878

Total Bank Loan Obligations (Cost $118,204)		120,560

CORPORATE BONDS & NOTES 10.1%

BANKING & FINANCE 7.8%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	7,000	6,670

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,824

American Express Centurion Bank
5.819% due 05/07/2008	7,000	6,989
6.000% due 09/13/2017	24,800	24,721

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	15,000	15,143

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,563

Barclays Bank PLC
0.000% due 09/24/2008	235,000	296,518
7.434% due 09/29/2049	8,500	9,049

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	27,658

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,959

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	962

Calabash Re II Ltd.
14.094% due 01/08/2010	4,900	5,069
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	2,400	2,392

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,536

Citigroup Funding, Inc.
5.136% due 04/23/2009	5,000	4,995

Citigroup, Inc.
5.228% due 12/28/2009	49,400	49,234
5.400% due 01/30/2009	4,600	4,598

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,886

East Lane Re Ltd.
12.356% due 05/06/2011	4,300	4,321

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
7.250% due 10/25/2011	$15,825	$14,843
7.800% due 06/01/2012	1,000	952
7.875% due 06/15/2010	5,400	5,282
8.000% due 12/15/2016	200	187

Foundation Re II Ltd.
12.270% due 11/26/2010	10,500	10,779

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,770
5.390% due 10/26/2009	10,700	10,649
5.460% due 10/21/2010	4,500	4,453
5.744% due 12/12/2008	10,200	10,183

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	8,600	8,662

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,592

HSBC Finance Corp.
5.420% due 10/21/2009	600	597
5.500% due 05/21/2008	400	400

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	5,500	5,440

Longpoint Re Ltd.
10.944% due 05/08/2010	11,900	12,200

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	27,000	26,996

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,230
6.400% due 08/28/2017	24,100	24,912

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.600% due 01/22/2009	3,000	2,994

Mystic Re Ltd.
11.841% due 12/05/2008	6,600	6,692
14.541% due 12/05/2008	1,000	1,019

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	2,000	2,005

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	231

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,207

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,400	2,406
12.110% due 01/09/2008	4,300	4,322
13.110% due 01/09/2008	300	302

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	14,100	14,443
15.871% due 06/07/2010	12,400	12,829

Rockies Express Pipeline LLC
6.448% due 08/20/2009	11,600	11,597

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	3,997

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	4,900	4,897

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vita Capital II Ltd.
6.260% due 01/01/2010	$3,500	$3,479
6.760% due 01/01/2010	5,500	5,504

Vita Capital III Ltd.
6.460% due 01/01/2011	300	299
6.480% due 01/01/2012	8,000	7,953

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	19,000	18,834

Wachovia Bank N.A.
5.691% due 12/02/2010	27,200	27,059

World Savings Bank FSB
5.746% due 03/02/2009	2,700	2,709

		892,855

INDUSTRIALS 1.0%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,053

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,340

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,033

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,407
7.875% due 12/15/2007	7,600	7,628

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,819
6.375% due 10/01/2011	8,000	8,060

El Paso Corp.
6.375% due 02/01/2009	5,600	5,634

HCA, Inc.
9.250% due 11/15/2016	5,000	5,325

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,697

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,020
9.500% due 08/01/2008	1,100	1,130

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	276
8.625% due 02/01/2022	200	248
9.250% due 03/30/2018	8,300	10,462

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,900

Service Corp. International
6.500% due 03/15/2008	3,455	3,463

Valero Energy Corp.
6.625% due 06/15/2037	10,000	10,182

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,200

		115,877

UTILITIES 1.3%
BellSouth Corp.
4.240% due 04/26/2021	59,500	59,162

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	4,000	4,010

Dominion Resources, Inc.
5.755% due 11/14/2008	1,800	1,801

Embarq Corp.
7.082% due 06/01/2016	4,200	4,361

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,507

See Accompanying Notes	Semiannual Report	September 30, 2007	123

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Midwest Generation LLC
8.300% due 07/02/2009	$10,108	$10,285

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	4,711	4,741

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,507

Qwest Corp.
5.625% due 11/15/2008	1,000	1,004

		144,480

Total Corporate Bonds & Notes (Cost $1,090,998)		1,153,212

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,950	46,130

Total Convertible Bonds (Cost $45,406)		46,130

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,247

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,279

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,000	2,030

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,129

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,270	1,275

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	4,188

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,211

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,028

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,115	3,271

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,700	5,612

Total Municipal Bonds & Notes (Cost $20,022)		22,270

COMMODITY INDEX-LINKED NOTES 26.8%
ABN AMRO Bank NV
5.170% due 03/07/2008	106,800	131,892

American International Group, Inc.
0.000% due 03/20/2008	114,000	126,002

Bank of America N.A.
5.040% due 10/22/2007	122,000	171,791

Calyon Financial, Inc.
0.000% due 08/16/2008	97,000	108,938

Commonwealth Bank of Australia
0.000% due 09/30/2008	122,000	159,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit Suisse First Boston
5.255% due 01/14/2008 (m)	$94,700	$133,010

Eksportfinans ASA
5.356% due 06/18/2008	196,500	212,825

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	52,785

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	128,858

Landesbank Baden-Wurttemberg
0.000% due 10/25/2007	197,000	270,923

Lehman Brothers Treasury Co. BV
0.000% due 05/15/2008	100,000	108,838

Merrill Lynch & Co., Inc.
0.000% due 05/30/2008	50,000	54,298
5.360% due 03/24/2008	98,000	119,867

Morgan Stanley
0.000% due 02/06/2008	150,000	199,063

Natixis Financial Products, Inc.
0.000% due 05/30/2008	75,000	81,349
5.160% due 05/09/2008	86,000	96,736

Rabobank Nederland
0.000% due 07/22/2008	200,000	229,642

Svensk ExportKredit AB
5.140% due 05/19/2008	88,000	95,376
5.600% due 10/25/2007 (m)	125,000	171,979

TD NY LLC
0.000% due 01/17/2008	217,000	314,660

UBS AG
5.510% due 03/12/2008	81,000	103,124

Total Commodity Index-Linked Notes (Cost $2,460,000)		3,071,307

U.S. GOVERNMENT AGENCIES 30.7%
Fannie Mae
4.643% due 04/01/2035	582	582
4.666% due 05/01/2035	1,242	1,231
5.000% due 07/01/2035 - 09/01/2035 (h)	20,762	19,840
5.000% due 10/01/2035 - 03/01/2036	7,138	6,821
5.261% due 03/25/2036	3,058	3,046
5.500% due 07/01/2033 - 10/01/2037	2,688,574	2,633,807
5.500% due 02/01/2036 - 04/01/2036 (h)	11,931	11,696
5.950% due 02/25/2044	9,973	9,992
6.000% due 06/01/2031 - 10/01/2037	398,518	399,093
6.000% due 07/01/2036 - 04/01/2037 (h)	89,082	89,241
6.205% due 07/01/2044 - 09/01/2044	3,338	3,369
6.206% due 10/01/2044	2,727	2,752

Freddie Mac
5.000% due 01/15/2018 - 06/01/2037	33,115	32,207
5.500% due 05/15/2016	10,676	10,765
5.982% due 02/15/2019	111,850	111,562
6.000% due 07/01/2032 - 08/01/2037	132,201	132,383
6.152% due 11/15/2016 - 03/15/2017	3,218	3,231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.500% due 04/15/2037 - 10/01/2037	$19,804	$19,528
5.500% due 06/15/2037 - 08/15/2037 (h)	17,053	16,820

Total U.S. Government Agencies (Cost $3,484,937)		3,507,966

U.S. TREASURY OBLIGATIONS 98.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,979,567	1,914,459
1.625% due 01/15/2015	211,398	202,314
1.875% due 07/15/2013	582,146	573,051
1.875% due 07/15/2015	915,887	891,918
2.000% due 04/15/2012	168,424	167,253
2.000% due 01/15/2014	518,309	511,021
2.000% due 07/15/2014	785,588	775,215
2.000% due 01/15/2016	340,553	332,997
2.000% due 01/15/2026	348,107	332,551
2.375% due 01/15/2017	110,453	111,281
2.375% due 01/15/2025	1,218,282	1,229,418
2.375% due 01/15/2027	199,138	201,628
2.500% due 07/15/2016	406,450	414,135
3.000% due 07/15/2012	721,548	751,200
3.375% due 01/15/2012	5,572	5,861
3.375% due 04/15/2032	57,620	70,396
3.500% due 01/15/2011	276,835	288,990
3.625% due 04/15/2028	907,118	1,105,266
3.875% due 01/15/2009	99,765	101,839
3.875% due 04/15/2029	658,587	836,508
4.250% due 01/15/2010	429,309	449,735

Total U.S. Treasury Obligations (Cost $11,258,569)		11,267,036

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	866	864

Arkle Master Issuer PLC
5.732% due 11/19/2007	14,400	14,397

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	38,683	38,077
4.550% due 08/25/2035	21,599	21,548
4.879% due 01/25/2035	9,667	9,560

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	3,336	3,328

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,750	9,524
4.748% due 08/25/2035	10,833	10,728
4.900% due 12/25/2035	2,282	2,273

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,428	6,468

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	6,251	6,048
5.411% due 12/25/2035	991	981
5.576% due 09/20/2046	4,718	4,701
5.676% due 02/20/2047	14,696	14,343

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	7,203	7,056

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,334	1,333
5.231% due 10/25/2036	8,502	8,496

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	6,761	6,718

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.540% due 09/25/2035	$23,190	$22,968

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	3,830	3,813
5.722% due 05/19/2035	2,789	2,732

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	3,347	3,344

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	8,366	8,322

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	3,765	3,669

Securitized Asset Sales, Inc.
7.594% due 11/26/2023	102	101

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	5,931	5,907

Structured Asset Securities Corp.
5.181% due 05/25/2036	648	643
5.322% due 10/25/2035	6,487	6,429

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	1,144	1,143

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,147	1,143
5.241% due 11/25/2046	1,621	1,602
5.251% due 10/25/2046	22,133	21,812

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	41,348	41,197

Washington Mutual, Inc.
5.777% due 07/25/2046	17,170	17,151
5.793% due 12/25/2046	3,914	3,851
6.183% due 11/25/2042	1,090	1,094
6.483% due 11/25/2046	3,140	3,146

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	5,476	5,377
4.110% due 06/25/2035	5,513	5,486

Total Mortgage-Backed Securities (Cost $329,547)		328,937

ASSET-BACKED SECURITIES 2.0%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	423	423

ACE Securities Corp.
5.181% due 07/25/2036	4,049	4,031

Argent Securities, Inc.
5.181% due 10/25/2036	8,468	8,404

Asset-Backed Funding Certificates
5.191% due 11/25/2036	1,587	1,578
5.481% due 06/25/2034	8,986	8,783

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,246	1,239

Bank One Issuance Trust
5.862% due 12/15/2010	1,700	1,701

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,174	1,165
5.211% due 10/25/2036	1,512	1,505
5.461% due 01/25/2036	1,344	1,325
5.581% due 03/25/2043	178	177

Chase Credit Card Master Trust
5.872% due 02/15/2010	3,100	3,100

Chase Issuance Trust
5.762% due 12/15/2010	3,960	3,959

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	3,207	3,193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	$9,991	$9,944
5.181% due 01/25/2037	5,559	5,541
5.181% due 03/25/2037	6,003	5,975
5.191% due 09/25/2046	3,573	3,560
5.241% due 10/25/2046	8,632	8,592

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	19,580	19,301

Fremont Home Loan Trust
5.181% due 10/25/2036	1,526	1,516
5.191% due 01/25/2037	1,437	1,422
5.301% due 01/25/2036	1,485	1,481

GSAMP Trust
5.171% due 10/25/2046	2,848	2,833
5.201% due 10/25/2036	744	718

GSR Mortgage Loan Trust
5.231% due 11/25/2030	195	193

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,920	1,906

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	3,163	3,152

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,494	1,488
5.181% due 07/25/2036	3,230	3,215
5.181% due 08/25/2036	8,660	8,599
5.201% due 11/25/2036	2,182	2,171
5.341% due 06/25/2035	130	130

Lehman XS Trust
5.211% due 07/25/2046	5,409	5,389
5.211% due 11/25/2046	9,969	9,773

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 11/25/2036	1,474	1,466

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	308	307
5.211% due 01/25/2036	479	479

MBNA Credit Card Master Note Trust
5.505% due 09/15/2010	2,000	2,001
5.852% due 12/15/2011	1,300	1,298

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	6,097	6,064
5.191% due 04/25/2037	587	586
5.191% due 10/25/2037	5,826	5,783
5.201% due 07/25/2037	5,898	5,855
5.211% due 01/25/2037	381	381

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	393	391
5.171% due 06/25/2036	848	845
5.171% due 10/25/2036	5,843	5,802
5.181% due 09/25/2036	5,125	5,096

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,347	1,337

Option One Mortgage Loan Trust
5.171% due 02/25/2037	787	784
5.181% due 07/25/2036	652	649

Park Place Securities, Inc.
5.391% due 09/25/2035	517	513

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	2,110	2,103

Residential Asset Securities Corp.
5.201% due 04/25/2036	460	459
5.201% due 11/25/2036	17,453	17,328
5.221% due 01/25/2036	198	198

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036		$2,115	$2,097

SLM Student Loan Trust
5.330% due 10/25/2012		474	474
5.330% due 07/25/2013		851	851
5.340% due 04/25/2012		1,071	1,071

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		6,772	6,732
5.191% due 11/25/2036		4,391	4,367
5.231% due 10/25/2036		2,064	2,054
5.361% due 06/25/2035		239	238

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		808	802
5.176% due 11/25/2037		921	915

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		910	900

Structured Asset Securities Corp.
5.181% due 10/25/2036		9,661	9,565

WFS Financial Owner Trust
3.590% due 10/19/2009		1,836	1,827

Total Asset-Backed Securities (Cost $231,274)			229,501

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,400	10,246

Total Sovereign Issues (Cost $10,175)			10,246

FOREIGN CURRENCY-DENOMINATED ISSUES 5.3%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,965	26,451

Credit Logement S.A.
5.016% due 06/23/2015	EUR	1,400	2,003

France Government Bond
3.000% due 07/25/2012 (d)		11,203	16,722
3.150% due 07/25/2032 (d)		1,098	1,833

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	47,819
6.500% due 09/15/2067	GBP	9,400	19,144

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	4,343	6,198
2.350% due 09/15/2035 (d)		10,636	14,734

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,495,490	46,445
1.100% due 12/10/2016		10,627,320	91,533
1.200% due 06/10/2017		27,258,600	235,566

Pylon Ltd.
6.224% due 12/18/2008	EUR	3,700	5,311
8.624% due 12/18/2008		4,300	6,227

Republic of Germany
5.625% due 01/04/2028		8,400	13,548

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,200	7,644

Svenska Handelsbanken AB
4.910% due 03/16/2015		2,900	4,103

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,368

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,427

Total Foreign Currency-Denominated Issues (Cost $588,411)			612,076

See Accompanying Notes	Semiannual Report	September 30, 2007	125

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,713

Total Preferred Stocks (Cost $2,775)		2,713

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.276% due 07/02/2008	$91,300	91,337

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,304

Fortis Bank NY
5.074% due 06/30/2008	900	900
5.265% due 04/28/2008	7,200	7,203

Nordea Bank Finland PLC
5.071% due 03/31/2008	3,600	3,598
5.682% due 12/01/2008	5,500	5,493

Skandinav Enskilda BK
5.272% due 10/03/2007	14,500	14,500

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,487

		148,822

COMMERCIAL PAPER 4.8%
Australia & New Zealand Banking Group Ltd.
5.245% due 10/24/2007	15,900	15,847

Bank of America Corp.
5.230% due 11/20/2007	3,800	3,772

Bank of Ireland
5.165% due 11/08/2007	17,200	17,106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
5.050% due 01/28/2008	$13,000	$12,777

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	2,300	2,293
5.260% due 10/09/2007	4,400	4,395
5.520% due 10/15/2007	14,700	14,668

Danske Corp.
5.040% due 10/04/2007	19,300	19,292

DnB NORBank ASA
5.050% due 01/25/2008	3,900	3,835
5.225% due 11/15/2007	17,600	17,485

Fortis Funding LLC
5.125% due 10/01/2007	20,300	20,300

Freddie Mac
4.000% due 10/01/2007	269,200	269,200

General Electric Capital Corp.
5.170% due 11/06/2007	2,100	2,089
5.250% due 10/16/2007	15,500	15,466

HBOS Treasury Services PLC
5.250% due 10/16/2007	4,100	4,091

Intesa Funding LLC
5.180% due 10/01/2007	20,300	20,300

Rabobank USA Financial Corp.
5.000% due 10/01/2007	20,300	20,300

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	4,200	4,130

Svenska Handelsbanken AB
5.540% due 10/15/2007	17,400	17,362

Swedbank AB
5.065% due 10/29/2007	1,200	1,195
5.410% due 10/18/2007	2,700	2,693
5.680% due 10/16/2007	17,400	17,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
4.750% due 10/01/2007	$3,300	$3,300
5.200% due 10/23/2007	1,200	1,196
5.250% due 10/12/2007	2,000	1,997
5.500% due 10/15/2007	15,800	15,766

Unicredito Italiano SpA
5.185% due 11/27/2007	3,300	3,273
5.200% due 10/26/2007	12,500	12,455
5.500% due 10/15/2007	3,600	3,592

		547,534

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,165	3,165

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,231. Repurchase proceeds are $3,166.)

U.S. TREASURY BILLS 1.1%
3.794% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	122,925	121,650

Total Short-Term Instruments (Cost $821,463)		821,171

PURCHASED OPTIONS (k) 0.2%
(Cost $22,263)		27,041

Total Investments (g) 185.5% (Cost $20,484,044)		$21,220,166

Written Options (l) (0.3%) (Premiums $43,151)		(37,921)

Other Assets and Liabilities (Net) (85.2%)		(9,743,112)

Net Assets 100.0%		$11,439,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $30,682 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $12,718 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $3,493,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $150,722 at a weighted average interest rate of 5.49%. On September 30, 2007, securities valued at $137,544 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $49,315 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,236	$2,389
90-Day Euribor June Futures	Long	06/2009	557	634
90-Day Euribor March Futures	Long	03/2009	528	614
90-Day Euribor September Futures	Short	09/2008	217	60
90-Day Eurodollar December Futures	Long	12/2008	4,046	3,508
90-Day Eurodollar December Futures	Short	12/2007	354	90
90-Day Eurodollar June Futures	Long	06/2009	4,907	4,874
90-Day Eurodollar June Futures	Short	06/2008	2,193	(2,114)
90-Day Eurodollar March Futures	Short	03/2008	1,680	(827)
90-Day Eurodollar March Futures	Long	03/2008	5,475	6,530
90-Day Eurodollar March Futures	Short	09/2008	21	54
90-Day Eurodollar September Futures	Long	09/2009	2,893	769
90-Day Eurodollar September Futures	Short	09/2008	1,951	(2,291)
Euro-Bund 10-Year Bond December Futures	Short	12/2007	2,028	(113)

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond December Futures	Short	12/2007	66	$5
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,639	1,555
U.S. Treasury 10-Year Note December Futures	Short	12/2007	8,422	(2,322)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	7,048	(2,475)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,024	114
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	1,597
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	366	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(942)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	406	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	586

				$12,323

(j)	Swap agreements outstanding on September 30, 2007:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	$81.800	10/19/2007	628	$88
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	82.850	10/19/2007	338	0
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	80.300	11/15/2007	628	112
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	81.600	11/15/2007	338	0
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	684.000	02/27/2008	241	(620)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	701.000	02/27/2008	241	(580)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	882.000	02/27/2008	965	(614)
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	572.000	06/27/2008	241	253
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	580.000	06/27/2008	241	234
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	638.000	06/27/2008	965	394

							$(733)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	$3,500	$(12)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	55,400	(263)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	37,200	(93)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,300	(126)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	6,300	826
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	6,700	(24)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	9,100	(136)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	(11)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	(16)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,700	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	35
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	13,000	(258)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	3,000	(9)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	3,800	(14)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	49,000	(296)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,200	17
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	7,100	98
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	3,600	11
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	2,700	36
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	2,900	49
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	27,700	420
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	5,100	101
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	200	(12)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,100	(15)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	4,200	(13)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	2,300	43
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	6,100	82

See Accompanying Notes	Semiannual Report	September 30, 2007	127

Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	$13,000	$4
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	50,000	(65)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,800	(35)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	(17)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	18,800	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	8
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	40
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	14,400	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	22,600	(280)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,000	(129)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	17,900	(43)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	11,100	(21)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	17,000	(10)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	6,600	209
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,500	(64)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,300	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,000	223
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,000	228
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	10,000	1,507
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,600	(50)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	3,700	19
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	13,500	(199)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	20,000	(422)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	27,300	636
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	17,330	507
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	500	6
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	10,000	1,490
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	7,000	88
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,400	(1,134)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	19,330	582
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	9,400	(498)
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	4,000	56
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	11,000	4
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	6,400	(107)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,200	635
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,500	(25)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	10,000	1,490
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	6,800	109
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	15,000	(48)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	(9)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,300	164
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	6,400	(49)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	12
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	45,300	(727)

							$4,367

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

128	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	156,400	$(92)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		19,300	24
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		143,700	(63)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,600	(49)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,600	180
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(1,423)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		606,900	(101)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	103
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(250)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		163,800	(103)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,400	33
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(737)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	157,500	529
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		46,000	(569)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		274,400	(3,150)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	9,000	(381)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		4,200	(50)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	96
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	(106)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,500	(27)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		40,000	334
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(235)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		34,400	229
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	596
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	682
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	274
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	456
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	(32)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	(154)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	(44)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	220
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	(138)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	(68)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,400	(364)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	18
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	2,577
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	(41)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	(105)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	482
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	569
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	158
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(75)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,532)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,108)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		9,400	(181)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	4,339
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		62,000	74
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	1,365
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	409
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	5,764
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(146)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		8,000	(190)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		11,800	(84)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(92)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(1,483)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	16,590,000	(1,863)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,730,000	(203)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,260,000	(168)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		34,100,000	342
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	389
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	(8)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		764,600	(792)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,014,500	(850)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		640,600	(459)

See Accompanying Notes	Semiannual Report	September 30, 2007	129

Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$113,600	$(639)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	18,000	(426)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	99,900	1,324
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	197,600	6,078
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	89,700	(552)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	41,700	(436)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	310,800	3,785
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	31,200	904
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	74,100	(2,230)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	72,500	(2,381)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	76,800	(3,112)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	103,400	4,174
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	136,150	1,803
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	24,900	720
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	155,700	(6,702)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	95,900	(4,000)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	10,100	668
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	81,100	2,534
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	437,400	(13,151)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	793,000	6,186
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	121,700	(5,804)

						$(11,620)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,973,786	$3,148
Barclays Bank PLC	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,685,329	2,618
Goldman Sachs & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,855,424	1,774
JPMorgan Chase & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,641	17
Lehman Brothers, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,023,379	1,589
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	11,684,669	18,122
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,391,976	(14,128)
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	675,449	2,631
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	171,570	(2,155)

						$13,616

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$123.000	11/20/2007	7,137	$135	$111
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,481	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	7,160	135	112
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	103	2	2
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	3,718	70	58

				$389	$322

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$499,000	$2,794	$3,939
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	84,550	504	209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	844

							$3,781	$4,992

130	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	55,300	$1,740	$4,596
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		55,300	1,740	507
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	4,371
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,190
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,907	883
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,907	9,177

						$17,216	$21,724

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$86.500	10/04/2007	$350,000	$41	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.000	10/04/2007	170,000	20	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.188	10/04/2007	300,000	35	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.313	10/04/2007	400,000	47	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	225,000	26	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	210,000	25	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.000	10/04/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	150,000	18	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	87.000	11/06/2007	7,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/06/2007	125,000	29	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.156	11/07/2007	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/08/2007	700,000	164	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	83.500	11/16/2007	500,000	117	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	81.500	11/16/2007	785,000	184	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	83.000	11/16/2007	519,000	122	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	65.000	11/16/2007	6,000	1	0

				$877	$3

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	893	$432	$335
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	1,463	384	384
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	55
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	119
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	139
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,104
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,463	270	269
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	11
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	4
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	3,342
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	103

				$14,410	$7,865

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,000	$1,303	$1,564
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	862
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	1,928
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	1,063
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	3,231
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	1,781
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	215,000	2,644	3,017
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	169,100	493	199
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	677
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	191,000	5,477	5,592
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	6,745

							$25,655	$26,659

See Accompanying Notes	Semiannual Report	September 30, 2007	131

Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$28,000	$138	$28
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	28,000	138	171
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,000	58	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,000	58	41
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	12,000	55	73
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	12,000	65	12

							$512	$407

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$44,100	$552	$263
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	44,100	2,022	2,727

				$2,574	$2,990

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	$94,700	$133,010	1.16%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	26,730	26,996	0.24%
Svensk ExportKredit AB	5.600%	10/25/2007	09/18/2006	125,000	171,979	1.50%

				$246,430	$331,985	2.90%

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	11/01/2037	$153,800	$150,610	$150,556
Freddie Mac	5.000%	10/01/2037	18,000	17,246	17,170
Freddie Mac	6.000%	10/01/2037	132,200	132,424	132,345
Treasury Inflation Protected Securities	2.375%	04/15/2011	94,740	95,301	95,439
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,713	3,735	3,766
Treasury Inflation Protected Securities	2.625%	07/15/2017	49,478	50,745	51,376
U.S. Treasury Bonds	4.750%	08/15/2017	74,200	75,313	75,876
U.S. Treasury Notes	3.000%	11/15/2007	1,000	1,000	1,012
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,783	75,232
U.S. Treasury Notes	4.125%	08/31/2012	49,100	48,883	49,177
U.S. Treasury Notes	4.625%	11/15/2016	125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014	61,700	63,194	64,334
U.S. Treasury Notes	5.125%	05/15/2016	168,300	175,992	179,070

				$1,017,220	$1,023,364

(3) Market value includes $9,029 of interest payable on short sales.

132	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	10/2007	$22	$0	$22
Sell		334	10/2007	0	(8)	(8)
Buy	BRL	532,650	10/2007	4,790	0	4,790
Sell		532,650	10/2007	0	(5,628)	(5,628)
Buy		99,460	11/2007	2,088	0	2,088
Buy		258,626	03/2008	4,198	0	4,198
Buy		347	07/2008	11	0	11
Sell	CAD	26,881	11/2007	0	(520)	(520)
Sell	CHF	11,295	12/2007	0	(343)	(343)
Buy	CNY	785,499	01/2008	1,141	0	1,141
Sell		785,499	01/2008	2	(172)	(170)
Buy		998,798	03/2008	627	0	627
Sell		998,798	03/2008	0	(634)	(634)
Buy		46,765	03/2009	129	0	129
Sell		46,765	03/2009	0	(65)	(65)
Buy	EUR	3,500	10/2007	211	0	211
Sell		101,034	10/2007	0	(6,066)	(6,066)
Sell	GBP	61,695	11/2007	0	(2,126)	(2,126)
Sell	JPY	50,699,333	10/2007	881	(1,917)	(1,036)
Buy	KRW	2,100,158	01/2008	2	(2)	0
Buy		39,247,776	05/2008	1,064	0	1,064
Buy	MXN	1,352,400	03/2008	19	(1,527)	(1,508)
Buy		1,444,621	07/2008	376	(9)	367
Buy	MYR	49,245	05/2008	0	(17)	(17)
Buy	PLN	149,026	07/2008	1,733	0	1,733
Buy	RUB	23,123	12/2007	43	0	43
Buy		1,736,255	01/2008	1,452	0	1,452
Buy		14,028	07/2008	4	0	4
Sell	SEK	15,255	12/2007	0	(157)	(157)
Buy	SGD	65,570	10/2007	919	0	919
Sell		64,718	10/2007	0	(904)	(904)
Buy		2,963	02/2008	24	0	24
Buy		63,949	05/2008	888	0	888

				$20,624	$(20,095)	$529

See Accompanying Notes	Semiannual Report	September 30, 2007	133

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 16 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

134	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GPB	Great British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Semiannual Report	September 30, 2007	135

Notes to Financial Statements  (Cont.)

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

136	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the

Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes   The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones-AIG Commodity Index, Dow Jones-AIG Commodity Index Total Return, and Goldman Sachs Commodity Index Total Return.

(t) Bridge Debt Commitments  At the period ended September 30, 2007, the CommodityRealReturn Strategy Fund®, Fundamental IndexPLUS™ Fund, Fundamental IndexPLUS™ TR Fund, and Real Return Asset Fund had $15,947,426 $1,096,385, $1,395,399, and $1,993,428, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations

Semiannual Report	September 30, 2007	137

Notes to Financial Statements  (Cont.)

(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2007, net assets of the CRRS Fund were approximately $11.4 billion, of which approximately $724 million, or approximately 6%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

138	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
European StocksPLUS® TR Strategy Fund	0.50%	(3)	0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.50%	(3)	0.30%	N/A	N/A	N/A	N/A
Fundamental IndexPLUS™ Fund	0.45%		0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUS™ TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%	(4)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(3)	0.30%	N/A	0.45%	0.45%	N/A
Japanese StocksPLUS® TR Strategy Fund	0.50%	(3)	0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.35%		0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A	N/A
StocksPLUS® Total Return Fund	0.44%	(4)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%	(5)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45 % per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39 % per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes.

The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,509,056 representing commissions (sales charges) and contingent deferred sales charges.

Semiannual Report	September 30, 2007	139

Notes to Financial Statements  (Cont.)

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundemental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental IndexPLUSTM Fund	0.70%	0.95%	—	—	—	1.10%
Fundamental IndexPLUS™ TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Small Cap StocksPLUS® TR Fund	0.79%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUS™ Fund	$23
Fundamental IndexPLUS™ TR Fund	23
International StocksPLUS® TR Strategy Fund (Unhedged)	61
Small Cap StocksPLUS® TR Fund	69

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Total Return Fund	$675	$0

140	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain(Loss)
Convertible Fund	$49,701	$209,148	$0	$14,592	$267,148	$1,436	$0
Developing Local Markets Fund	1,221,284	602,051	0	136,388	1,908,192	37,549	0
Diversified Income Fund	580,299	145,802	109,096	(11,937)	603,556	18,027	(2,898)
Emerging Local Bond Fund	529,094	1,314,201	0	76,396	1,911,221	44,076	0
Emerging Markets Bond Fund	461,058	8,207	289,586	20,131	176,488	8,207	15,183
Floating Income Fund	3,443,175	1,056,941	1,503,946	(6,238)	2,951,033	94,499	(1,112)
Foreign Bond Fund (Unhedged)	38,736	719	0	2,108	40,620	719	0
Fundamental IndexPLUS™ Fund	313,027	158,415	75,843	15,781	413,012	2,044	1,756
Fundamental IndexPLUS™ TR Fund	447,319	2,182	97,863	28,736	374,170	2,182	(3,756)
GNMA Fund	87,196	4,096	0	512	90,830	2,230	0
High Yield Fund	351,417	434,697	294,724	15,460	500,046	11,062	8,342
Income Fund	20,000	49,118	0	(53)	69,065	591	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	1,353	0	4,347	57,884	1,353	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	10,318	0	30,324	517,419	10,318	0
Long-Term U.S. Government Fund	175,088	828,414	766,075	12,917	253,375	9,491	5,930
Low Duration Fund	410,057	74,776	438,775	428	42,012	2,844	(3,319)
Mortgage-Backed Securities Fund	160,921	10,924	0	(377)	171,269	3,987	0
Real Return Asset Fund	742,488	1,262,769	1,019,681	70,260	1,443,902	50,128	2,814
Real Return Fund	1,150,996	239,344	376,132	246	604,010	25,275	(5,946)
RealEstateRealReturn Strategy Fund	38,271	2,050	0	(6,572)	35,638	2,050	0
Short-Term Fund	29,788	586	7,424	(61)	22,874	585	(7)
Small Cap StocksPLUS® TR Fund	6,026	33	0	215	6,116	33	0
StocksPLUS® Fund	20,064	21,637	13,508	3,136	30,394	852	531
StocksPLUS® Total Return Fund	88,244	93,755	46,696	13,076	144,685	2,555	983
Total Return Fund	306,159	18,588	289,761	216	26,731	3,740	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	25,264	782,329	59,291	606,526	25,264	2,395
Totals	$12,577,257	$6,575,388	$6,111,439	$479,322	$13,268,216	$361,097	$7,926

Semiannual Report	September 30, 2007	141

Notes to Financial Statements  (Cont.)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain(Loss)
Convertible Fund	$514	$23,380	$0	$540	$24,356	$128	$0
Developing Local Markets Fund	69,192	36,586	0	7,882	110,827	2,130	0
Diversified Income Fund	49,278	4,801	9,031	(798)	44,111	1,369	(227)
Emerging Local Bond Fund	45,166	72,009	0	5,532	122,009	3,143	0
Emerging Markets Bond Fund	31,775	1,665	11,865	1,053	21,360	716	177
European StocksPLUS® TR Strategy Fund	4,670	71	0	(3)	5,045	70	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	8,848	2,000	4,052	23,856	518	159
Floating Income Fund	227,166	105,042	183,635	1,597	148,270	4,990	637
Foreign Bond Fund (Unhedged)	0	1	0	0	1	0	0
Fundamental IndexPLUS™ Fund	27,165	5,397	0	1,268	34,153	182	0
Fundamental IndexPLUS™ TR Fund	32,117	931	5,547	1,899	29,256	161	(135)
Global Bond Fund (Unhedged)	238	5	0	3	249	4	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	27,359	13,314	970	29,615	510	407
Income Fund	0	2,856	0	(33)	2,823	67	0
Japanese StocksPLUS® TR Strategy Fund	47,210	4,847	9,467	1,782	41,221	416	33
Long-Term U.S. Government Fund	9,919	58,922	43,199	1,301	26,890	763	255
Low Duration Fund	9,340	78	7,742	23	1,606	77	(56)
Mortgage-Backed Securities Fund	181	5	0	1	185	5	0
Real Return Asset Fund	43,420	103,265	75,507	4,105	74,240	2,820	(30)
Real Return Fund	36,998	12,524	16,317	518	33,129	1,348	(297)
RealEstateRealReturn Strategy Fund	1,184	64	0	(238)	1,103	63	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,264	0	(45)	2,218	12	0
StocksPLUS® Fund	5,857	161	0	451	6,379	161	0
StocksPLUS® Total Return Fund	1	4,497	0	181	4,680	56	0
StocksPLUS® TR Short Strategy Fund	152,132	24,969	44,114	(13,702)	127,371	1,210	(4,023)
Total Return Fund	2,386	46	648	12	1,794	46	(13)
CommodityRealReturn Strategy Fund®	66,546	5,271	34,336	4,047	38,738	1,337	947
Totals	$890,821	$505,866	$456,722	$22,398	$955,487	$22,302	$(2,166)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

142	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/ Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,575,388	$6,111,439
All Asset All Authority Fund	0	0	505,866	456,722
European StocksPLUS® TR Strategy Fund	30,878	28,961	1,175	871
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	89,904	85,832	6,497	2,391
Fundamental IndexPLUS™ Fund	42,124	6,392	176,124	52,450
Fundamental IndexPLUS™ TR Fund	843,600	590,853	67,005	108,074
International StocksPLUS® TR Strategy Fund (Unhedged)	203,631	180,194	17,265	7,810
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,063,192	2,865,498	192,059	87,699
Japanese StocksPLUS® TR Strategy Fund	241,742	237,795	15,962	6,784
Real Return Asset Fund	10,017,198	8,706,638	245,664	103,402
RealEstateRealReturn Strategy Fund	1,006,635	955,701	17,110	7,261
Small Cap StocksPLUS® TR Fund	81,841	69,516	11,400	754
StocksPLUS® Long Duration Fund	44,211	25,846	45,797	29,603
StocksPLUS® Total Return Fund	1,077,589	831,270	117,926	57,012
StocksPLUS® TR Short Strategy Fund	226,985	189,142	19,142	13,258
CommodityRealReturn Strategy Fund®	55,302,997	54,340,803	3,607,815	3,535,299

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	European StocksPLUS® TR Strategy Fund					Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2007	2	$800	EUR	0	$5	7	$2,200	EUR	0	$15
Sales	17	1,400		300	23	56	4,600		500	80
Closing Buys	(10)	0			(1)	(7)	(0)			(4)
Expirations	(2)	(800)		(300)	(6)	(27)	(2,200)		(500)	(19)
Exercised	0	0		0	0	0	0		0	0
Balance at 09/30/2007	7	$1,400	EUR	0	$21	29	$4,600	EUR	0	$72

	Fundamental IndexPLUS™ Fund					Fundamental IndexPLUS™ TR Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	80	$20,700	GBP	200	$281	323	$129,300	GBP	700	EUR	11,000	$1,649
Sales	1,060	16,800		0	405	1,377	95,400		0		0	1,517
Closing Buys	(0)	(10,700)		0	(130)	(610)	(59,400)		0		(8,000)	(914)
Expirations	(334)	(5,000)		(200)	(103)	(413)	(25,000)		(700)		(3,000)	(436)
Exercised	0	0		0	0	0	(3,000)		0		0	(12)
Balance at 09/30/2007	806	$21,800	GBP	0	$453	677	$137,300	GBP	0	EUR	0	$1,804

	International StocksPLUS® TR Strategy Fund (Unhedged)			International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	28	$5,000	$61	205	$250,700	GBP	6,400	EUR	35,000	$3,145
Sales	128	5,000	101	1,605	226,700		0		20,400	3,203
Closing Buys	(58)	(2,000)	(34)	(119)	(99,100)		0		0	(1,215)
Expirations	(26)	0	(7)	(970)	(106,700)		(6,400)		(55,400)	(1,429)
Exercised	(6)	0	(2)	0	0		0		0	0
Balance at 09/30/2007	66	$8,000	$119	721	$271,600	GBP	0	EUR	0	$3,704

Semiannual Report	September 30, 2007	143

Notes to Financial Statements  (Cont.)

	Japanese StocksPLUS® TR Strategy Fund					Real Return Asset Fund
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	18	$8,100	EUR	0	$75	344	$66,000	$764
Sales	65	12,600		1,600	199	1,309	219,000	5,727
Closing Buys	(7)	(3,300)			(43)	(221)	(66,000)	(695)
Expirations	(18)	(4,500)		(1,600)	(37)	(1,119)	0	(281)
Exercised	0	0		0	0	0	0	0
Balance at 09/30/2007	58	$12,900	EUR	0	$194	313	$219,000	$5,515

	RealEstateRealReturn Strategy Fund			Small Cap StocksPLUS® TR Fund			StocksPLUS® Long Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium
Balance at 03/31/2007	0	$0	$0	1	$1,000	$13	$0	$0
Sales	396	8,400	442	47	1,000	26	1,800	45
Closing Buys	0	0	(0)	(25)	0	(9)	0	0
Expirations	(272)	0	(73)	(1)	0	0	0	0
Exercised	0	0	(0)	0	0	0	0	0
Balance at 09/30/2007	124	$8,400	$369	22	$2,000	$30	$1,800	$45

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	255	76,600	GBP	500	EUR	8,000	$1,225
Sales	867	58,600		0		0	1,251
Closing Buys	(176)	(51,000)		0		0	(688)
Expirations	(509)	(2,900)		(500)		(8,000)	(710)
Exercised	0	(2,000)		0		0	(8)
Balance at 09/30/2007	437	$79,300	GBP	0	EUR	0	$1,070

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	8,458	$257,000	$18,764
Sales	322	23,000		0		0	363	8,708	1,282,500	30,775
Closing Buys	(227)	(20,800)		0		(1,000)	(297)	(2,646)	(257,000)	(2,890)
Expirations	(5)	0		(300)		0	(6)	(10,701)	0	(3,498)
Exercised	0	(1,000)		0		0	(4)	0	0	0
Balance at 09/30/2007	168	$36,000	GBP	0	EUR	0	$472	3,819	$1,282,500	$43,151

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2007 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2007, the AAAA Fund was paying interest at 6.09% Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of September 30, 2007

$238,087	$268,716	$ 7,042	$1,437	$280,000

144	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$504,560	$(25,238)	$479,322
All Asset All Authority Fund	37,216	(14,818)	22,398
European StocksPLUS® TR Strategy Fund	80	(23)	57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	287	(86)	201
Fundamental IndexPLUSTM Fund	1,319	(2,206)	(887)
Fundamental IndexPLUSTM TR Fund	4,368	(3,338)	1,030
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11,630	(3,679)	7,951
International StocksPLUS® TR Strategy Fund (Unhedged)	324	(382)	(58)
Japanese StocksPLUS® TR Strategy Fund	380	(290)	90
Real Return Asset Fund	49,074	(3,889)	45,185
RealEstateRealReturn Strategy Fund	1,416	(1,028)	388
Small Cap StocksPLUS® TR Fund	156	(189)	(33)
StocksPLUS® Long Duration Fund	96	(129)	(33)
StocksPLUS® Total Return Fund	3,282	(4,351)	(1,069)
StocksPLUS® TR Short Strategy Fund	1,158	(808)	350
CommodityRealReturn Strategy Fund®	791,594	(55,472)	736,122

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2007	145

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				European StocksPLUS® TR Strategy Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	96,326	$1,239,618	208,246	$2,640,849	4,947	$52,872	8,877	$94,014	10	$99	1,796	$20,256
Administrative Class	1,293	16,574	10,136	128,972	0	0	0	0	0	0	0	0
Other Classes	23,948	305,629	60,416	760,593	5,295	56,316	19,107	201,986	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	17,494	224,601	37,548	472,917	484	5,170	1,543	16,157	10	113	155	1,613
Administrative Class	284	3,638	701	8,845	0	0	0	0	0	0	0	0
Other Classes	4,022	51,271	11,291	141,077	330	3,526	1,147	11,972	0	0	0	0
Cost of shares redeemed
Institutional Class	(55,836)	(716,290)	(123,953)	(1,573,919)	(6,146)	(65,276)	(17,363)	(184,106)	(22)	(249)	(1,851)	(20,937)
Administrative Class	(5,401)	(68,437)	(2,809)	(35,493)	0	0	0	0	0	0	0	0
Other Classes	(44,569)	(567,668)	(126,075)	(1,585,144)	(8,116)	(86,286)	(18,208)	(192,551)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	37,561	$488,936	75,501	$958,697	(3,206)	$(33,678)	(4,897)	$(52,528)	(2)	$(37)	100	$932

	International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Japanese StocksPLUS® TR Strategy
	Six Months Ended 09/30/2007		Period from 11/30/2006 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	379	$4,059	5,379	$53,822	664	$8,287	21,692	$267,073	358	$4,586	5,564	$71,206
Administrative Class	0	0	1	10	0	0	0	0	0	0	0	0
Other Classes	142	1,498	69	688	2,438	30,505	1,972	23,908	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	142	1,481	218	2,157	920	11,326	6,349	75,315	40	502	202	2,520
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	3	26	0	5	74	898	429	5,035	0	0	0	0

Cost of shares redeemed
Institutional Class	(183)	(1,970)	0	0	(252)	(3,113)	(28,286)	(345,857)	(757)	(10,060)	(5,478)	(67,682)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(52)	(538)	(1)	(17)	(1,534)	(18,657)	(2,401)	(28,531)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	431	$4,556	5,666	$56,665	2,310	$29,246	(245)	$(3,057)	(359)	$(4,972)	288	$6,044

146	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

598	$8,330	880	$10,887	19,651	$227,456	41,720	$454,465	4,008	$43,473	22,779	$246,689
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	1	10	1,401	15,185	5,219	54,810

44	637	262	3,171	264	3,047	2,815	30,349	256	2,803	5,855	60,411
0	0	0	0	0	0	0	1	0	0	0	1
0	0	0	0	0	0	0	0	8	90	572	5,885

(153)	(2,002)	(2,226)	(27,005)	(10,901)	(125,198)	(7,493)	(77,399)	(11,333)	(121,025)	(22,041)	(220,064)
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(945)	(10,138)	(4,307)	(44,454)

489	$6,965	(1,084)	$(12,947)	9,014	$105,305	37,043	$407,426	(6,605)	$(69,612)	8,077	$103,278

Real Return Asset Fund				RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund				StocksPLUS® Long Duration Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Period from 08/31/2007 to 09/30/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

136,814	$1,467,137	184,843	$2,037,662	877	$5,937	1,454	$12,308	1,378	$14,761	758	$10,821	8,216	$83,500
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	923	6,409	4,501	38,718	50	532	38	384	0	0

5,478	59,882	11,316	126,599	668	4,361	5,172	39,580	12	127	12	132	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	469	3,001	3,366	25,047	0	2	0	3	0	0

(110,014)	(1,211,741)	(269,105)	(3,042,928)	(3,021)	(20,338)	(34,240)	(298,311)	(288)	(3,063)	(4)	(40)	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(4,813)	(32,281)	(5,904)	(50,032)	(2)	(13)	0	0	0	0

32,278	$315,278	(72,946)	$(878,667)	(4,897)	$(32,911)	(25,651)	$(232,690)	1,150	$12,346	804	$11,300	8,216	$83,500

Semiannual Report	September 30, 2007	147

Notes to Financial Statements  (Cont.)

	StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/07		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9,833	$119,006	13,713	$170,149	3,641	$29,439	7,081	$62,519	57,160	$825,933	265,149	$3,799,670
Administrative Class	0	0	0	0	0	0	0	0	14,646	209,071	22,426	321,674
Other Classes	503	6,126	1,792	21,192	495	4,026	120	1,028	30,344	435,118	87,511	1,256,169
Issued as reinvestment of distributions
Institutional Class	412	5,129	2,287	27,460	161	1,275	815	6,782	9,158	133,505	15,476	217,081
Administrative Class	0	0	0	0	0	0	0	0	1,679	24,424	1,973	27,570
Other Classes	62	770	593	7,064	2	17	3	19	5,258	76,093	8,280	115,191
Cost of shares redeemed
Institutional Class	(7,749)	(96,463)	(6,287)	(76,122)	(6,192)	(50,695)	(3,958)	(34,897)	(116,663)	(1,673,206)	(219,788)	(3,151,906)
Administrative Class	0	0	0	0	0	0	0	0	(4,425)	(63,472)	(11,543)	(165,383)
Other Classes	(1,286)	(15,674)	(2,762)	(32,360)	(111)	(882)	(5)	(38)	(58,878)	(840,029)	(200,727)	(2,869,778)
Net increase (decrease) resulting from Fund share transactions	1,775	$18,894	9,336	$117,383	(2,004)	$(16,820)	4,056	$35,413	(61,721)	$(872,563)	(31,243)	$(449,712)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing

148	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2007

facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

Semiannual Report	September 30, 2007	149

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

150	PIMCO Funds	Strategic Markets Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

Approval of Investment Advisory Contract and Administration Agreement for PIMCO StocksPLUS Long Duration Fund

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008.

On May 21, 2007, the Board of the Trust, including a majority of the independent Trustees, on behalf of the PIMCO StocksPLUS Long Duration Fund, a new series of the Trust (“StocksPLUS Long Duration”), approved the Investment Advisory Contract and Administration Agreement (together, the “StocksPLUS Long Duration Agreements”) with PIMCO.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

In considering whether to approve the StocksPLUS Long Duration Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of StocksPLUS Long Duration. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to StocksPLUS Long Duration.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented.

In connection with the approval of the StocksPLUS Long Duration Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the StocksPLUS Long Duration Agreements at the May 21, 2007 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements and the approval of the StocksPLUS Long Duration Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Semiannual Report	September 30, 2007	151

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

Approval of Investment Advisory Contract and Administration Agreement for PIMCO StocksPLUS Long Duration Fund  (Cont.)

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). As a new fund, performance information for StocksPLUS Long Duration was not available at the time of the May 31, 2007 meeting. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the StocksPLUS Long Duration Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to StocksPLUS Long Duration, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit StocksPLUS Long Duration and its shareholders.

3.	Investment Performance

As StocksPLUS Long Duration was a new series at the time of the Board meeting, certain information, such as fund performance, was not available with respect to StocksPLUS Long Duration.

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

152	PIMCO Funds	Strategic Markets Funds

With respect to StocksPLUS Long Duration, the Board reviewed the proposed advisory fee, administration fee and estimated total expenses of StocksPLUS Long Duration (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the StocksPLUS Long Duration Agreements, PIMCO did not manage any separate accounts with a similar investment strategy to StocksPLUS Long Duration; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

In connection with the approval of the StocksPLUS Long Duration Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the StocksPLUS Long Duration Agreements. The Board concluded that StocksPLUS Long Duration’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to StocksPLUS Long Duration and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of StocksPLUS Long Duration expenses at competitive levels.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to StocksPLUS Long Duration, the Board also noted that PIMCO proposed to add StocksPLUS Long Duration to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

With respect to StocksPLUS Long Duration, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of StocksPLUS Long Duration, are reasonable and approval of the StocksPLUS Long Duration Agreements would likely benefit StocksPLUS Long Duration and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As StocksPLUS Long Duration was a new series at the time of the May 21, 2007 Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with StocksPLUS Long Duration was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

Semiannual Report	September 30, 2007	153

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

Approval of Investment Advisory Contract and Administration Agreement for PIMCO StocksPLUS Long Duration Fund  (Cont.)

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure and StocksPLUS Long Duration’s proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to StocksPLUS Long Duration, based on their review, including their consideration of each of the factors referred to above, the Board concluded that the StocksPLUS Long Duration Agreements were fair and reasonable to StocksPLUS Long Duration and its shareholders, that StocksPLUS Long Duration’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by StocksPLUS Long Duration, and that the approval of the Agreements was in the best interests of StocksPLUS Long Duration and its shareholders.

154	PIMCO Funds	Strategic Markets Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26405-03

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Real Return Strategy, Equity-Related & Asset Allocation Funds

Share Classes

REAL RETURN STRATEGY

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		17
Financial Highlights		84
Statements of Assets and Liabilities		90
Consolidated Statement of Assets and Liabilities		92
Statements of Operations		93
Consolidated Statement of Operations		95
Statements of Changes in Net Assets		96
Consolidated Statements of Changes in Net Assets		99
Statement of Cash Flows		100
Notes to Financial Statements		101
Privacy Policy		116
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreement		117

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	19
All Asset All Authority Fund	7	20
Fundamental IndexPLUS™ TR Fund	8	21
International StocksPLUS® TR Strategy Fund (Unhedged)	9	28
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10	33
RealEstateRealReturn Strategy Fund	11	41
Small Cap StocksPLUS® TR Fund	12	47
StocksPLUS® Fund	13	52
StocksPLUS® Total Return Fund	14	59
StocksPLUS® TR Short Strategy Fund	15	66
CommodityRealReturn Strategy Fund®	16	72

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Global equities generally gained during the period, with the S&P 500 Index returning 8.44% and the European Blue Chip 50 Index (USD Hedged) returning 7.95%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 6.11% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75%.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far-Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes, which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class A, B and C shares were first offered in (month/year): StocksPLUS® Fund (1/97), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06) and StocksPLUS® TR Short Strategy Fund (7/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO All Asset Fund	Class A:	PASAX
	Class B:	PASBX
	Class C:	PASCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

•	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

•

An allocation to commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, added to performance. However, decreasing the allocation over the period was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	Exposure to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, though negligible exposure added to asset allocation decisions.

•	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

•	Some exposure to equity strategies benefited performance due to strong returns domestically and internationally; however, low equity exposure in the Fund detracted from allocation decisions.

•	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	4.29%	8.61%	9.87%	10.67%
PIMCO All Asset Fund Class A (adjusted)	0.38%	4.54%	9.03%	9.85%
PIMCO All Asset Fund Class B	3.87%	7.78%	9.04%	9.84%
PIMCO All Asset Fund Class B (adjusted)	0.37%	4.28%	8.97%	9.84%
PIMCO All Asset Fund Class C (adjusted)	2.87%	6.78%	9.03%	9.83%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.47%	5.32%	4.87%	5.69%
Consumer Price Index + 500 Basis points	4.09%	8.00%	8.12%	8.12%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	14.18%	12.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.455% for Class A shares and 2.205% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	22.2%
Emerging Local Bond Fund	14.4%
Developing Local Markets Fund	14.4%
Real Return Asset Fund	10.9%
Other	38.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,042.94	$1,038.70	$1,038.69	$1,021.05	$1,017.30	$1,017.30
Expenses Paid During Period†	$4.03	$7.85	$7.85	$3.99	$7.77	$7.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.795% for Class A, 1.545% for Class B, 1.545% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which are based upon the allocation of the Fund’s assets among the Underlying Funds and are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund	Class A:	PAUAX
	Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

•	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

•

Decreasing the allocation exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

•	Short exposure to equity strategies up until the final month of the period detracted from performance and allocation decisions due to strong returns domestically and internationally.

•	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	4.37%	8.78%	7.98%
PIMCO All Asset All Authority Fund Class A (adjusted)	0.46%	4.70%	6.93%
PIMCO All Asset All Authority Fund Class C (adjusted)	2.92%	6.91%	7.16%
S&P 500 Index	8.44%	16.44%	12.04%
Consumer Price Index + 650 Basis Points	4.86%	9.62%	9.99%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	11.49%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 3.24% and 3.99% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	15.5%
StocksPLUS® TR Short Strategy Fund	13.3%
Emerging Local Bond Fund	12.8%
Developing Local Markets Fund	11.6%
Real Return Asset Fund	7.8%
Other	39.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,043.74	$1,039.18	$1,010.45	$1,006.70
Expenses Paid During Period†	$14.87	$18.66	$14.63	$18.36

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.91% for Class A, 3.66% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisor and administrative fees are currently capped at 0.69% of the total assets invested in underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO Fundamental IndexPLUSTM TR Fund	Class A:	PIXAX
	Class C:	PIXCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•

The FTSE RAFI™ 1000 Index posted a total return of 5.96% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through the Fund’s exposure to swaps on the Enhanced RAFI™ 1000.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	6.33%	15.32%	12.76%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	2.34%	10.99%	10.87%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	4.81%	13.45%	11.98%
FTSE RAFI™ 1000 Index	5.96%	15.68%	14.44%
S&P 500 Index	8.44%	16.44%	13.76%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	7.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratios are 1.19% and 1.94% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.1%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	6.1%
Mortgage-Backed Securities	5.3%
Other	3.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,063.28	$1,058.05	$1,018.60	$1,014.85
Expenses Paid During Period†	$6.60	$10.44	$6.46	$10.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.28% for Class A, 2.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Class A:	PPUAX
	Class C:	PPUCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Index (USD Unhedged) posted a total return of 8.72% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes and a weak U.S. dollar, which enhanced total return performance of the Fund.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Cumulative Total Return for the period ended September 30, 2007
	6 Months	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	8.38%	15.15%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	4.29%	10.83%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	6.90%	13.32%
MSCI EAFE Net Dividend Index (USD Unhedged)	8.72%	16.70%
Lipper International Multi-Cap Core Fund Average	10.15%	17.62%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.04% and 1.79% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	43.5%
Corporate Bonds & Notes	23.5%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	8.2%
Short-Term Instruments	4.4%
Other	5.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,083.81	$1,078.99	$1,019.25	$1,015.50
Expenses Paid During Period†	$5.99	$9.88	$5.81	$9.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.15% for Class A, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $5.75 and $9.64 for Class A and C Shares, respectively, based upon the Fund’s actual performance, and $5.57 and $9.35 for Class A and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Class A:	PIPAX
	Class B:	PIPBX
	Class C:	PIPCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Hedged USD Index posted a total return of 4.25% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	3.56%	15.53%	17.82%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-2.14%	9.18%	16.13%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	3.15%	14.72%	16.94%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-1.85%	9.72%	16.45%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.15%	13.69%	16.97%
MSCI EAFE Net Dividend Hedged USD Index	4.25%	16.53%	18.56%
Lipper International Multi-Cap Core Fund Average	10.15%	26.00%	20.77%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.17% for Class A shares and 1.92% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	55.3%
Short-Term Instruments	14.8%
Corporate Bonds & Notes	11.5%
Asset-Backed Securities	6.6%
Mortgage-Backed Securities	6.2%
Other	5.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,035.58	$1,031.51	$1,031.53	$1,018.60	$1,014.85	$1,014.85
Expenses Paid During Period†	$6.51	$10.31	$10.31	$6.46	$10.23	$10.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.28% for Class A, 2.03% for Class B, 2.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.26, $10.06 and $10.06 for Class A, Class B and C Shares, respectively, based upon the Fund’s actual performance, and $6.21, $9.97 and $9.97 for Class A, Class B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund	Class A:	PETAX
	Class B:	PETBX
	Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Returns for Real Estate Investment Trusts (“REITs”) generally declined over the period, which detracted from total return performance, through derivative exposure to the Fund’s benchmark index.

•

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance as TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•

Overweighting TIPS versus nominal bonds in the second half of the period added to performance, while overweight U.S. duration via an emphasis on U.S. nominal bonds versus TIPS in the first half of the period detracted from performance, as TIPS outperformed nominal bonds over the full period and 10-year U.S. Treasury yields rose in the first half of the period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class A	-7.06%	2.23%	21.52%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-12.17%	-3.39%	19.78%
PIMCO RealEstateRealReturn Strategy Fund Class B	-7.42%	1.48%	20.59%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	-11.80%	-2.05%	20.30%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-8.29%	0.76%	20.58%
Dow Jones Wilshire Real Estate Investment Trust Index	-8.33%	3.52%	21.07%
Lipper Real Estate Fund Average	-6.55%	6.40%	19.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.19% for Class A shares and 1.94% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	64.7%
U.S. Government Agencies	24.6%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	3.2%
Short-Term Instruments	2.0%
Other	2.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$929.41	$925.77	$925.82	$1,019.05	$1,015.30	$1,015.30
Expenses Paid During Period†	$5.74	$9.34	$9.34	$6.01	$9.77	$9.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

PIMCO Small Cap StocksPLUS® TR Fund	Class A:	PCKAX
	Class C:	PCKCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•

The Russell 2000® Index posted a total return of 1.19% for the six-month period ended on September 30, 2007, amid an environment of generally upward movement in stock market indexes, which affected the Fund’s performance through derivative exposure to the Fund’s benchmark index.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	1.22%	12.68%	5.42%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	-2.58%	8.45%	2.77%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	-0.06%	10.97%	4.65%
Russell 2000® Index	1.19%	12.34%	4.72%
Lipper Specialty Diversified Equity Funds Average	6.35%	13.25%	7.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% and 1.84% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	46.1%
Corporate Bonds & Notes	22.8%
Asset-Backed Securities	13.6%
Short-Term Instruments	12.0%
Mortgage-Backed Securities	2.8%
Other	2.7%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,012.20	$1,009.36	$1,018.40	$1,014.65
Expenses Paid During Period†	$6.64	$10.40	$6.66	$10.43

† The actual expenses are equal to the net annualized expense ratio for the class (1.32% for Class A, 2.07% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.39 and $10.15 for Class A and C Shares, respectively, based upon the Funds actual performance, and $6.41 and $10.18 for Class A and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund	Class A:	PSPAX
	Class B:	PSPBX
	Class C:	PSPCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	Duration exposure in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed LIBOR over the six-month period.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class A	8.64%	16.19%	14.79%	6.21%	11.03%
PIMCO StocksPLUS® Fund Class A (adjusted)	5.38%	12.70%	14.09%	5.89%	10.80%
PIMCO StocksPLUS® Fund Class B	8.18%	15.32%	13.94%	5.68%	10.63%
PIMCO StocksPLUS® Fund Class B (adjusted)	3.18%	10.32%	13.70%	5.68%	10.63%
PIMCO StocksPLUS® Fund Class C (adjusted)	7.44%	14.60%	14.26%	5.70%	10.48%
S&P 500 Index	8.44%	16.44%	15.45%	6.57%	11.06%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	5.55%	9.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	35.4%
Short-Term Instruments	25.5%
U.S. Government Agencies	15.0%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	6.9%
Other	5.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,086.42	$1,081.77	$1,084.44	$1,020.25	$1,016.50	$1,017.75
Expenses Paid During Period†	$4.96	$8.85	$7.56	$4.80	$8.57	$7.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.45% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.69, $8.59 and $7.30 for Class A, Class B and C Shares, respectively, based upon the Fund’s actual performance, and $4.55, $8.32 and $7.06 for Class A, Class B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	13

PIMCO StocksPLUS® Total Return Fund	Class A:	PTOAX
	Class B:	PTOBX
	Class C:	PSOCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	· Duration exposure in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class A	7.60%	15.02%	15.93%	11.63%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	3.56%	10.71%	15.05%	10.82%
PIMCO StocksPLUS® Total Return Fund Class B	7.27%	14.20%	15.02%	10.76%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	3.77%	10.70%	14.97%	10.76%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	6.16%	13.16%	15.02%	10.75%
S&P 500 Index	8.44%	16.44%	15.45%	10.59%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	9.30%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.04% for Class A shares and 1.79% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	51.0%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	5.1%
Other	1.7%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,075.99	$1,072.68	$1,071.63	$1,018.45	$1,014.70	$1,014.70
Expenses Paid During Period†	$6.80	$10.67	$10.67	$6.61	$10.38	$10.38

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.31% for Class A, 2.06% for Class B, 2.06% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.54, $10.42 and $10.41 for Class A, Class B and C Shares, respectively, based upon the Fund’s actual performance, and $6.36, $10.13 and $10.13 for Class A, Class B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund	Class A:	PSSAX
	Class C:	PSSCX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•

The inverse of the S&P 500 Index posted a total return of -8.34% for the six-month period ended September 30, 2007. The inverse of the S&P 500 Index declined amid an environment of generally upward movement in stock market indexes.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class A	-3.53%	-6.22%	-1.94%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	-7.15%	-9.73%	-2.83%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	-4.96%	-7.88%	-2.72%
Inverse of S&P 500 Index	-8.34%	-14.84%	-12.13%
Lipper Dedicated Short Bias Fund Average	-7.66%	-13.83%	-12.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% and 1.84% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	42.3%
Corporate Bonds & Notes	30.2%
Short-Term Instruments	12.1%
Mortgage-Backed Securities	5.4%
U.S. Treasury Obligations	3.9%
Other	6.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$964.70	$959.91	$1,017.90	$1,013.40
Expenses Paid During Period†	$6.97	$11.37	$7.16	$11.68

† The actual expenses are equal to the net annualized expense ratio for the class (1.42% for Class A, 2.32% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.73 and $11.12 for Class A and C Shares, respectively, based upon the Fund’s actual performance, and $6.91 and $11.43 for Class A and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	15

PIMCO CommodityRealReturn Strategy Fund®	Class A:	PCRAX
	Class B:	PCRBX
	Class C:	PCRCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities gained 6.11% during the period as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index. The grains and petroleum sectors contributed to performance, while the livestock and industrial metals sectors weighed on gains.

•

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance during the period as TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

•

Overweighting U.S. TIPS versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance, as U.S. TIPS outperformed nominal bonds over the full period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class A	6.95%	15.48%	15.51%	18.31%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	1.07%	9.13%	14.21%	17.04%
PIMCO CommodityRealReturn Strategy Fund® Class B	6.63%	14.68%	14.68%	17.45%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	1.63%	9.68%	14.45%	17.36%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	5.63%	13.60%	14.68%	17.45%
Dow Jones-AIG Commodity Total Return Index	6.11%	16.97%	14.13%	14.93%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	3.63%	4.85%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2.00% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	53.1%
U.S. Government Agencies	16.5%
Commodity Index-Linked Notes	14.5%
Corporate Bonds & Notes	5.4%
Short-Term Instruments	3.9%
Other	6.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,069.48	$1,066.30	$1,066.31	$1,018.75	$1,015.00	$1,015.00
Expenses Paid During Period†	$6.47	$10.33	$10.33	$6.31	$10.08	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B and Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.25% for Class A, 2.00% for Class B and Class C reflects net annualized expenses after application of an expense waiver of 0.02% for all classes.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	17

Benchmark Descriptions (Cont.)

Index	Description

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

18	PIMCO Funds

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.0%
CommodityRealReturn Strategy Fund®	39,824,402	$606,526
Convertible Fund	18,500,533	267,148
Developing Local Markets Fund	167,679,467	1,908,192
Diversified Income Fund	55,422,938	603,556
Emerging Local Bond Fund	180,815,665	1,911,221
Emerging Markets Bond Fund	16,015,294	176,488
Floating Income Fund	287,344,952	2,951,033
Foreign Bond Fund (Unhedged)	3,864,894	40,620
Fundamental IndexPLUSTM Fund	35,758,593	413,012
Fundamental IndexPLUSTM TR Fund	33,769,827	374,170
GNMA Fund	8,219,959	90,830
High Yield Fund	51,604,362	500,046
Income Fund	6,941,210	69,065

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (Unhedged)	5,349,765	$57,884
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	41,526,371	517,419
Long-Term U.S. Government Fund	23,948,470	253,375
Low Duration Fund	4,184,453	42,012
Mortgage-Backed Securities Fund	16,036,418	171,269
Real Return Asset Fund	128,119,085	1,443,902
Real Return Fund	55,464,616	604,010
RealEstateRealReturn Strategy Fund	5,342,996	35,638
Short-Term Fund	2,303,558	22,874
Small Cap StocksPLUS® TR Strategy Fund	571,597	6,116
StocksPLUS® Fund	2,586,704	30,394
StocksPLUS® Total Return Fund	11,473,854	144,685
Total Return Fund	2,548,230	26,731

Total PIMCO Funds (Cost $12,788,894)		13,268,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$10,245	$10,245

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $10,454. Repurchase proceeds are $10,249.)
Total Short-Term Instruments (Cost $10,245)		10,245

Total Investments 100.1% (Cost $12,799,139)		$13,278,461

Other Assets and Liabilities (Net) (0.1%)		(9,273)

Net Assets 100.0%		$13,269,188

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 142.0%
CommodityRealReturn Strategy Fund®	2,543,539	$38,738
Convertible Fund	1,686,729	24,356
Developing Local Markets Fund	9,738,780	110,827
Diversified Income Fund	4,050,619	44,111
Emerging Local Bond Fund	11,542,984	122,009
Emerging Markets Bond Fund	1,938,270	21,360
European StocksPLUS® TR Strategy Fund	459,045	5,045
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,564,315	23,856
Floating Income Fund	14,437,244	148,270
Foreign Bond Fund (Unhedged)	62	1
Fundamental IndexPLUSTM Fund	2,956,943	34,153
Fundamental IndexPLUSTM TR Fund	2,640,420	29,256
Global Bond Fund (Unhedged)	24,692	249

	SHARES	VALUE (000S)
GNMA Fund	56	$1
High Yield Fund	3,056,297	29,615
Income Fund	283,771	2,823
Japanese StocksPLUS® TR Strategy Fund	3,230,472	41,221
Long-Term U.S. Government Fund	2,541,601	26,890
Low Duration Fund	159,972	1,606
Mortgage-Backed Securities Fund	17,348	185
Real Return Asset Fund	6,587,412	74,240
Real Return Fund	3,042,109	33,129
RealEstateRealReturn Strategy Fund	165,400	1,103
Short-Term Fund	63	1
Small Cap StocksPLUS® TR Strategy Fund	207,313	2,218
StocksPLUS® Fund	542,868	6,379
StocksPLUS® Total Return Fund	371,106	4,680
StocksPLUS® TR Short Strategy Fund	15,881,705	127,371
Total Return Fund	170,981	1,794

Total PIMCO Funds (Cost $933,089)		955,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$588	$588

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $602. Repurchase proceeds are $588.)
Total Short-Term Instruments (Cost $588)		588

Total Investments 142.1% (Cost $933,677)		$956,075

Other Assets and Liabilities (Net) (42.1%)		(283,162)

Net Assets 100.0%		$672,913

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
HCA, Inc.
7.448% due 11/16/2013	$2,487	$2,444

Idearc, Inc.
7.200% due 11/17/2014	2,494	2,460

SLM Corp.
6.000% due 06/30/2008	1,400	1,395

Tell Group PLC
7.070% due 08/09/2011	24	23

Total Bank Loan Obligations (Cost $6,399)		6,322

CORPORATE BONDS & NOTES 19.9%

BANKING & FINANCE 14.6%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	600	601

American International Group, Inc.
5.050% due 10/01/2015	100	96

Bank of America Corp.
5.370% due 11/06/2009	600	598
5.736% due 09/18/2009	200	200

Bank of America N.A.
5.704% due 06/12/2009	800	798
6.000% due 10/15/2036	300	295

Bank of Ireland
5.696% due 12/18/2009	3,100	3,091

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400	3,396
5.630% due 07/16/2009	3,300	3,273

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	770

Calabash Re II Ltd.
14.094% due 01/08/2010	1,600	1,655
15.294% due 01/08/2010	1,600	1,705

CIT Group, Inc.
5.510% due 01/30/2009	600	579
5.640% due 08/17/2009	300	287
5.708% due 08/15/2008	1,000	985
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	900	899
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.228% due 12/28/2009	500	498
6.000% due 08/15/2017	6,700	6,868

DnB NORBank ASA
5.430% due 10/13/2009	1,000	1,001
5.548% due 02/25/2008	1,500	1,500

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	22,400	22,234

Foundation Re II Ltd.
12.270% due 11/26/2010	1,400	1,437

General Electric Capital Corp.
5.390% due 10/26/2009	500	498

GMAC LLC
6.000% due 12/15/2011	200	185

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	500	499
5.300% due 06/23/2009	1,100	1,097
5.460% due 07/29/2008	700	699
5.690% due 07/23/2009	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049	$100	$91

HSBC Finance Corp.
5.420% due 10/21/2009	800	796
5.824% due 09/15/2008	300	300

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,926

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,785

John Deere Capital Corp.
5.410% due 04/15/2008	600	600

JPMorgan Chase & Co.
5.179% due 06/26/2009	800	800

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,720

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,200	2,175
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	900	871
5.450% due 04/03/2009	600	591
5.630% due 11/10/2009	500	488
5.630% due 11/16/2009	1,900	1,855
5.645% due 05/25/2010	100	98
6.200% due 09/26/2014	400	402

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,463

MetLife, Inc.
6.400% due 12/15/2036	400	382

Morgan Stanley
5.189% due 11/21/2008	900	896
5.470% due 02/09/2009	700	696

Mystic Re Ltd.
11.841% due 12/05/2008	1,500	1,521

National Australia Bank Ltd.
5.765% due 09/11/2009	800	802

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,124

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Santander U.S. Debt S.A. Unipersonal
5.679% due 11/20/2008	500	499

SLM Corp.
5.500% due 07/27/2009	600	577

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	930

State Street Capital Trust IV
6.694% due 06/15/2037	200	182

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	192

USB Capital IX
6.189% due 04/15/2049	200	200

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	900	892

Westpac Banking Corp.
5.758% due 06/06/2008	800	799

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	478

		84,515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.1%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$3,900	$3,879

AstraZeneca PLC
5.900% due 09/15/2017	400	407
6.450% due 09/15/2037	300	312

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,974

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Corp.
5.875% due 02/15/2018	300	296
6.450% due 03/15/2037	300	297

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	200	199

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	199

HJ Heinz Co.
6.428% due 12/01/2008	100	101

International Business Machines Corp.
5.700% due 09/14/2017	7,800	7,856

Peabody Energy Corp.
7.875% due 11/01/2026	300	319

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	402

Rohm & Haas Co.
6.000% due 09/15/2017	500	502

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	438

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,058

Transocean, Inc.
5.869% due 09/05/2008	700	699

Williams Cos., Inc.
6.375% due 10/01/2010	700	707

		23,743

UTILITIES 1.2%
Dominion Resources, Inc.
5.755% due 11/14/2008	2,800	2,802

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,963

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	584

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	229

Southern California Edison Co.
5.459% due 02/02/2009	800	798

		7,376

Total Corporate Bonds & Notes (Cost $116,050)		115,634

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	271

Total Municipal Bonds (Cost $285)		271

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$2,000	$1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 68.5%
Fannie Mae
4.338% due 03/01/2035	307	313
4.432% due 01/01/2035	1,325	1,310
4.443% due 07/01/2034	1,048	1,040
4.500% due 08/01/2035	1,835	1,818
4.522% due 09/01/2035	838	835
4.533% due 07/01/2035	1,066	1,065
4.554% due 07/01/2035	1,377	1,375
4.632% due 10/01/2035	737	737
4.638% due 09/01/2035	1,845	1,836
4.657% due 12/01/2033	730	741
4.673% due 05/25/2035	200	199
4.694% due 12/01/2033	493	492
4.832% due 06/01/2035	1,937	1,926
4.906% due 10/01/2034	274	276
4.989% due 06/01/2035	1,892	1,887
5.000% due 06/25/2027 - 10/01/2037	2,737	2,645
5.000% due 10/01/2035 - 03/01/2036 (e)	28,301	27,044
5.191% due 12/25/2036	683	677
5.481% due 09/25/2042	1,073	1,078
5.500% due 10/01/2022 - 10/01/2037	123,660	121,176
5.500% due 07/01/2035 - 08/01/2037 (e)	43,642	42,770
6.000% due 05/01/2035 - 10/01/2037	99,526	99,703
6.000% due 07/01/2035 - 01/01/2037 (e)	16,086	16,117
6.205% due 06/01/2043 - 07/01/2044	1,099	1,103
6.500% due 09/01/2034 - 09/01/2037	1,000	1,018
6.944% due 11/01/2035	339	351

Freddie Mac
4.364% due 09/01/2035	808	802
4.500% due 10/15/2022	1,076	1,073
4.705% due 06/01/2035	2,089	2,067
4.710% due 08/01/2035	1,689	1,671
4.815% due 10/01/2035	1,236	1,239
4.906% due 11/01/2034	1,188	1,190
5.000% due 04/15/2012 - 01/15/2024	1,498	1,497
5.391% due 08/25/2031	254	255
5.500% due 08/01/2037 - 09/01/2037	5,000	4,896
5.500% due 09/01/2037 (e)	14,000	13,711
5.902% due 07/15/2019 - 08/15/2019	7,507	7,484
5.982% due 02/15/2019	8,149	8,128
6.000% due 06/01/2037 - 10/01/2037	17,765	17,789
6.000% due 09/01/2037 (e)	4,235	4,240
6.152% due 06/15/2018	178	179
6.205% due 02/25/2045	117	118

Ginnie Mae
4.000% due 07/16/2027	2	2
6.000% due 05/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $396,836)		396,880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	$14,823	$14,336
2.000% due 01/15/2026	944	902
2.375% due 04/15/2011	1,362	1,372
2.375% due 01/15/2025	552	557
2.375% due 01/15/2027	29,627	29,997
2.625% due 07/15/2017	2,310	2,382

Total U.S. Treasury Obligations (Cost $49,260)		49,546

MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	309	306

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,300	2,300

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,667	1,651

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	326	321
4.900% due 12/25/2035	692	689

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,114	2,096
5.311% due 05/25/2047	792	767
5.411% due 02/25/2037	3,416	3,317

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	225

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	585	584

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	4,069	4,064

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,046	1,040
5.211% due 01/25/2047	1,179	1,152

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	92	92

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
5.251% due 11/25/2035	1,418	1,357

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	632	631

Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	970	981
5.221% due 11/25/2046	554	551
5.231% due 01/25/2037	453	452

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	703	702

Mellon Residential Funding Corp.
5.787% due 12/15/2030	2,754	2,729

Merrill Lynch Floating Trust
5.822% due 06/15/2022	4,153	4,129

Structured Adjustable Rate Mortgage Loan Trust
5.316% due 08/25/2034	1,192	1,200
6.383% due 01/25/2035	623	625

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	358	349

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	162	161

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,323	1,319
5.241% due 11/25/2046	1,054	1,041
5.251% due 10/25/2046	1,518	1,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	$2,111	$2,103

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
6.183% due 11/25/2042	156	157
6.201% due 05/25/2041	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,319	1,304

Total Mortgage-Backed Securities (Cost $43,676)		43,420

ASSET-BACKED SECURITIES 14.6%
ACE Securities Corp.
5.181% due 12/25/2036	409	407
5.211% due 10/25/2036	449	447

Asset-Backed Funding Certificates
5.191% due 11/25/2036	859	855

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	648	645
5.406% due 09/25/2034	151	148

Bank One Issuance Trust
5.862% due 12/15/2010	7,800	7,803
5.872% due 09/15/2010	5,859	5,862

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,243	1,233
5.211% due 10/25/2036	454	451
5.331% due 09/25/2034	38	38

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,800	1,799

Chase Issuance Trust
5.742% due 07/15/2011	1,800	1,795

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	873	873

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	321	319

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	7,148	7,104
5.181% due 03/25/2047	549	546
5.191% due 03/25/2037	806	802
5.201% due 06/25/2037	1,015	1,007
5.211% due 06/25/2037	888	882
5.241% due 10/25/2046	562	560

Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	137	136
5.191% due 11/25/2036	906	900

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	508	508

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	1,530	1,508
5.181% due 12/25/2036	981	974
5.191% due 06/25/2036	2,244	2,226

Fremont Home Loan Trust
5.181% due 10/25/2036	3,052	3,031
5.191% due 01/25/2037	757	748
5.201% due 02/25/2037	357	355

GSAMP Trust
5.201% due 09/25/2036	543	540

GSR Mortgage Loan Trust
5.231% due 11/25/2030	98	97

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	758	755

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	631	625

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	$708	$703

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	271	269
5.181% due 10/25/2036	4,350	4,298
5.201% due 11/25/2036	230	229

Lehman XS Trust
5.201% due 05/25/2046	338	338

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	1,255	1,252
5.171% due 11/25/2036	3,580	3,560
5.221% due 01/25/2046	238	238
5.411% due 10/25/2034	18	18
5.685% due 08/25/2035	277	275

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,900	2,895
5.872% due 08/16/2010	3,150	3,152

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	638	636
5.201% due 08/25/2036	2,620	2,611

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	664	662
5.171% due 10/25/2036	377	374
5.181% due 10/25/2036	454	451

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	706	700

Nelnet Student Loan Trust
5.182% due 09/25/2012	401	402

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,453	1,447
5.181% due 07/25/2036	489	487

Park Place Securities, Inc.
5.443% due 10/25/2034	728	695

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	808	802

Residential Asset Securities Corp.
5.191% due 10/25/2036	1,472	1,466
5.201% due 11/25/2036	801	795

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	32	32

Saxon Asset Securities Trust
5.191% due 11/25/2036	320	318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036		$442	$420

SLM Student Loan Trust
5.330% due 07/25/2013		2,182	2,183
5.370% due 01/26/2015		77	77

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		426	424
5.211% due 01/25/2037		4,024	3,997

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037		983	976

Structured Asset Securities Corp.
5.181% due 10/25/2036		860	852
5.231% due 09/25/2035		101	101
5.261% due 12/25/2035		261	260

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		539	536

Total Asset-Backed Securities (Cost $85,366)			84,910

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	345

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	12,928

Total Foreign Currency-Denominated Issues (Cost $12,934)			13,273

		SHARES
PREFERRED STOCKS 0.5%
DG Funding Trust
7.448% due 12/31/2049		243	2,611

Total Preferred Stocks (Cost $2,585)			2,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 17.1%

COMMERCIAL PAPER 14.4%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007	$15,700	$15,667

DnB NORBank ASA
5.080% due 01/04/2008	14,900	14,693

Freddie Mac
4.000% due 10/01/2007	6,000	6,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	16,200	16,200

UBS Finance Delaware LLC
4.750% due 10/01/2007	15,000	15,000

Unicredito Italiano SpA
5.500% due 10/15/2007	15,700	15,666

		83,226

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,097	3,097

(Dated 09/28/2007. Collateralized by Fannie Mae
5.220% - 5.750% due 02/15/2008 - 05/25/2012
valued at $108 and Federal Home Loan Bank
3.625% due 01/15/2008 valued at $3,055. Repurchase proceeds are $3,098.)

U.S. TREASURY BILLS 2.2%
3.892% due 11/29/2007 - 12/13/2007 (a)(c)(f)	13,075	12,939

Total Short-Term Instruments (Cost $99,305)		99,262

PURCHASED OPTIONS (h) 0.6%
(Cost $1,612)		3,237

Total Investments (d) 141.0% (Cost $816,407)		$817,437

Written Options (i) (0.4%) (Premiums $1,804)		(2,602)

Other Assets and Liabilities (Net) (40.6%)		(234,985)

Net Assets 100.0%		$579,850

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $4,454 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $9,687 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $99,852 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $102,954 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $4,033 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,096	$1,704
90-Day Eurodollar June Futures	Long	06/2008	487	402
90-Day Eurodollar June Futures	Long	06/2009	3	6
90-Day Eurodollar March Futures	Long	03/2008	522	422
90-Day Eurodollar March Futures	Long	03/2009	289	78
90-Day Eurodollar September Futures	Long	09/2008	187	390
90-Day Euroyen December Futures	Long	12/2007	368	11

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	5	$19
S&P 500 Index December Futures	Long	12/2007	4	113
U.S. Treasury 10-Year Note December Futures	Long	12/2007	318	(179)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	169	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	17	18
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	62	98
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	407	124
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	47
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	159	89
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	98	129
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	167	191

				$3,655

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$2,700	$2
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	5,600	(14)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	5,780	(9)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	600	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	500	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	3,800	6
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	2,600	0
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	2,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	2,800	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	300	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	3,100	(38)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	4,100	80
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,600	(35)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	19
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007	5,600	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	(9)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	600	(2)

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,900	$(10)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		2,600	20
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		18,400	(14)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	3,000	(5)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		800	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,900	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,100	14
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,900	23
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	28
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		4,100	26
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,400	45
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		4,700	45
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,400	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		1,100	(34)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	(5)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		1,700	(15)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	11
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,700	2
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	53
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	6
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(31)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		13,600	178
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		900	(30)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	152
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	45
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,800	47
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	304
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		300	(12)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	(2)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		8,200	(9)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$800	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		2,200	(8)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,000	(11)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,100	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	628
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		3,200	(7)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,800	(75)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,000	(40)

							$1,355

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$3,042
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	4,357
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	576,956	2,070
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	92,146	(339)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,295	253
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	658,273	(2,940)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	471,425	(2,500)

						$3,943

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$39,000	$187	$344
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	18,000	52	66
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	18,000	135	242
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	504
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	15,000	60	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	38,800	192	395
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	52,500	307	414
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	18,000	64	159
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	66,900	234	761

							$1,528	$3,145

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$1,000	$42	$46
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	1,000	42	46

				$84	$92

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	149	$63	$53
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	418	178	157
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	42	28	17
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	68	19	15

				$288	$242

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$16,500	$184	$266
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	4,000	50	46
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	8,000	137	224
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	404
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,000	64	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	17,000	204	279
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	12,900	171	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	10,000	123	140
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	73
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	6,000	62	112
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	22,300	225	532

							$1,516	$2,360

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$13,500	$13,321	$13,224
Fannie Mae	6.000%	10/01/2037	2,000	2,002	2,003
Freddie Mac	6.000%	10/01/2037	17,000	17,125	17,018
U.S. Treasury Notes	4.500%	05/15/2017	13,700	13,697	13,900
U.S. Treasury Notes	4.625%	02/15/2017	2,100	2,103	2,130

				$48,248	$48,275

(2) Market value includes $292 of interest payable on short sales.

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,559	10/2007	$141	$0	$141
Sell		29	10/2007	0	(2)	(2)
Buy	BRL	25,582	10/2007	1,012	0	1,012
Sell		25,582	10/2007	0	(898)	(898)
Buy		41,973	03/2008	1,927	0	1,927
Buy	CAD	2,263	11/2007	43	0	43
Buy	CNY	8,910	11/2007	14	0	14
Sell		8,910	11/2007	0	(7)	(7)
Buy		3,997	01/2008	0	0	0
Sell		3,997	01/2008	0	(4)	(4)
Buy	EUR	1,419	10/2007	96	0	96
Sell		9,229	10/2007	0	(553)	(553)
Sell	GBP	3,172	11/2007	0	(99)	(99)
Buy	IDR	4,321,800	05/2008	0	(24)	(24)
Buy	INR	28,347	10/2007	22	0	22
Sell		28,347	10/2007	0	(29)	(29)
Buy		210,347	05/2008	242	0	242
Buy	JPY	461,441	10/2007	29	0	29
Sell		596,090	10/2007	14	0	14
Buy	KRW	752,096	01/2008	0	(1)	(1)
Buy		570,889	05/2008	14	0	14
Buy		1,295,647	08/2008	23	0	23
Buy	MXN	32,931	03/2008	13	(19)	(6)
Buy		6,388	07/2008	2	0	2
Buy	MYR	6,066	05/2008	3	(16)	(13)
Buy	NZD	331	10/2007	21	0	21
Buy	PHP	71,974	05/2008	16	0	16
Buy	PLN	1,257	03/2008	29	0	29
Buy		5,553	07/2008	77	0	77
Buy	RUB	11,662	11/2007	24	0	24
Buy		34,363	12/2007	66	0	66
Buy		80,001	01/2008	88	0	88
Buy		15,627	07/2008	6	0	6
Buy	SEK	1,702	12/2007	18	0	18
Buy	SGD	5,296	10/2007	94	0	94
Sell		5,175	10/2007	0	(72)	(72)
Buy		1,860	02/2008	15	0	15
Buy		5,114	05/2008	71	0	71

				$4,120	$(1,724)	$2,396

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.0%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	$100	$100

American Express Centurion Bank
5.826% due 06/12/2009	600	598

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	399

Bank of America Corp.
5.459% due 08/02/2010	540	538

Bank of Ireland
5.696% due 12/18/2009	300	299

Bank of Scotland PLC
5.995% due 11/22/2012	500	501

Barclays Bank PLC
5.450% due 09/12/2012	900	906

Bear Stearns Cos., Inc.
5.630% due 07/16/2009	100	99
5.630% due 05/18/2010	500	488

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	600	598

CIT Group, Inc.
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	100	100
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.660% due 05/18/2010	730	725
6.000% due 08/15/2017	200	205

Credit Agricole S.A.
5.505% due 05/28/2009	100	100
5.555% due 05/28/2010	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	600	597

Ford Motor Credit Co.
6.625% due 06/16/2008	2,100	2,084
7.250% due 10/25/2011	500	469

General Electric Capital Corp.
5.430% due 01/20/2010	600	597
5.628% due 08/15/2011	400	395

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	100	100
5.250% due 12/23/2008	200	199
5.300% due 12/22/2008	100	100
5.610% due 11/16/2009	290	290

HSBC Finance Corp.
5.688% due 06/19/2009	750	747

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

ICICI Bank Ltd.
5.900% due 01/12/2010	100	99

International Lease Finance Corp.
5.350% due 06/26/2009	370	368

JPMorgan Chase & Co.
5.179% due 06/26/2009	290	290
5.400% due 05/07/2010	200	199

Lehman Brothers Holdings, Inc.
5.630% due 11/16/2009	600	586
5.645% due 05/25/2010	100	98

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	600	598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.560% due 05/17/2010	$200	$199

Morgan Stanley
5.410% due 05/07/2009	300	298
5.470% due 02/09/2009	340	338

Residential Capital LLC
7.595% due 05/22/2009	100	85

SLM Corp.
5.500% due 07/27/2009	30	29
5.570% due 07/25/2008	500	493

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	93

U.S. Bank N.A.
5.680% due 03/31/2008	500	500

Wachovia Corp.
5.671% due 12/01/2009	200	200

Wells Fargo & Co.
5.270% due 03/23/2010	630	628

World Savings Bank FSB
5.638% due 06/20/2008	300	300

		17,848

INDUSTRIALS 3.9%
Amgen, Inc.
5.585% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	102

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	50	50
6.133% due 03/13/2009	100	100

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.819% due 12/16/2009	100	99

International Business Machines Corp.
5.700% due 09/14/2017	900	906

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	200	200

		2,559

UTILITIES 2.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

BellSouth Corp.
4.240% due 04/26/2021	300	298

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	800	797

Enel Finance International S.A.
6.800% due 09/15/2037	300	307

TXU Electric Delivery Co.
6.069% due 09/16/2008	200	198

Verizon Communications, Inc.
5.410% due 04/03/2009	200	200

		1,900

Total Corporate Bonds & Notes (Cost $22,475)		22,307

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 62.4%
Fannie Mae
5.000% due 02/25/2017 - 10/01/2037	$1,029	$983
5.500% due 10/01/2022 - 10/01/2037	9,959	9,774
5.500% due 08/01/2037 (c)	994	974
6.000% due 10/01/2037	17,000	17,024
6.205% due 06/01/2043	69	70
6.500% due 10/01/2035 - 09/01/2037	2,000	2,037

Freddie Mac
4.250% due 09/15/2024	348	345
5.000% due 07/15/2020	223	223
5.500% due 09/01/2037 (c)	2,000	1,959
5.902% due 07/15/2019 - 10/15/2020	1,999	1,992
5.982% due 02/15/2019	776	774
6.000% due 09/01/2037 (c)	4,000	4,005

Ginnie Mae
6.000% due 08/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $41,064)		41,167

U.S. TREASURY OBLIGATIONS 11.8%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,537	1,487
1.875% due 07/15/2013	566	557
2.000% due 01/15/2014	113	111
2.000% due 07/15/2014	1,104	1,089
2.375% due 04/15/2011	105	106
2.375% due 01/15/2027	826	836
2.625% due 07/15/2017	201	207
3.500% due 01/15/2011	2,390	2,495

U.S. Treasury Bonds
4.750% due 08/15/2017	900	913

Total U.S. Treasury Obligations (Cost $7,797)		7,801

MORTGAGE-BACKED SECURITIES 6.4%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	53	53

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	352	349

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	180	180

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	251	246
5.983% due 02/25/2036	160	155

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	220	218
4.796% due 11/25/2034	125	124

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	146	146
5.211% due 03/25/2037	70	70

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	91	89

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	143	141
5.898% due 06/06/2020	7	7

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	$107	$107

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	37	37

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	61	58

Morgan Stanley Capital I
5.812% due 10/15/2020	63	62

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	249	247

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	156	156
5.752% due 07/19/2035	63	62

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	311	310

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	67	67
5.832% due 06/15/2020	195	195

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	280	277
5.983% due 02/25/2046	517	502

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	135	132

Total Mortgage-Backed Securities (Cost $4,264)		4,228

ASSET-BACKED SECURITIES 21.3%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	300	298

American Express Credit Account Master Trust
5.752% due 01/18/2011	400	400
6.252% due 02/15/2012	104	103

Asset-Backed Funding Certificates
5.191% due 01/25/2037	66	65

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	161	159
5.221% due 06/25/2047	87	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	180	179

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	348	346

Chase Credit Card Master Trust
5.862% due 07/15/2010	600	600

Chase Issuance Trust
5.762% due 12/15/2010	300	300
5.762% due 02/15/2011	300	299

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	595
5.530% due 02/07/2010	670	670

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	173	171
5.191% due 01/25/2037	206	204
5.201% due 01/25/2036	62	62
5.241% due 08/25/2036	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	$386	$384
5.181% due 07/25/2037	429	426
5.201% due 06/25/2037	78	78
5.211% due 06/25/2037	404	401
5.211% due 10/25/2037	271	269
5.311% due 09/25/2036	570	562

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	377	375
5.221% due 12/25/2037	324	322

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	156	155

First USA Credit Card Master Trust
5.774% due 04/18/2011	300	300

Fremont Home Loan Trust
5.231% due 05/25/2036	96	96

GSAMP Trust
5.201% due 12/25/2036	237	235

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	253	252

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	86	86

HSBC Asset Loan Obligation
5.191% due 12/25/2036	412	411

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	303	301

Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	94	94

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	89	89
5.191% due 11/25/2036	287	285
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	597
5.872% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036	208	207

Morgan Stanley ABS Capital I
5.171% due 01/25/2037	81	81
5.181% due 11/25/2036	226	224

Option One Mortgage Loan Trust
5.181% due 01/25/2037	143	143
5.201% due 01/25/2036	95	95

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	76	76

Residential Asset Securities Corp.
5.201% due 02/25/2037	253	251

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	481	477
5.191% due 12/25/2036	169	167

SLM Student Loan Trust
3.800% due 12/15/2038	500	490
5.330% due 10/25/2012	23	23

Soundview Home Equity Loan Trust
5.191% due 12/25/2036	157	156
5.211% due 06/25/2037	169	167

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.191% due 01/25/2038		$179	$178

Structured Asset Securities Corp.
5.231% due 01/25/2037		385	380

Total Asset-Backed Securities (Cost $14,113)			14,044

SOVEREIGN ISSUES 0.8%
Korea Development Bank
5.500% due 04/03/2010		500	499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	417

Total Foreign Currency-Denominated Issues (Cost $405)			417

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.3%
Nordea Bank Finland PLC
5.308% due 04/09/2009		$200	200

COMMERCIAL PAPER 2.9%
Freddie Mac
4.000% due 10/01/2007		1,000	1,000

UBS Finance Delaware LLC
4.750% due 10/01/2007		900	900

			1,900

REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		1,468	1,468

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,500. Repurchase proceeds are $1,469.)

U.S. TREASURY BILLS 0.9%
4.237% due 11/29/2007 - 12/13/2007 (a)(d)		570	565

Total Short-Term Instruments (Cost $4,134)			4,133

PURCHASED OPTIONS (f) 0.3%
(Cost $90)			188

Total Investments 143.7% (Cost $94,842)			$94,784

Written Options (g) (0.3%) (Premiums $119)			(169)

Other Assets and Liabilities (Net) (43.4%)			(28,673)

Net Assets 100.0%			$65,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $6,714 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $6,938 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(d)	Securities with an aggregate market value of $565 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	81	$124
90-Day Eurodollar June Futures	Long	06/2008	110	47
90-Day Eurodollar March Futures	Long	03/2008	53	(2)
90-Day Eurodollar March Futures	Long	03/2009	23	9
90-Day Eurodollar September Futures	Long	09/2008	138	123
90-Day Euroyen December Futures	Long	12/2007	10	2
U.S. Treasury 10-Year Note December Futures	Long	12/2007	7	(4)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	18
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	8	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	26	22

				$362

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	500	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	(1)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	(1)

						$(16)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	1,900	$(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	300	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		300	2
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	3
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009	EUR	400	4
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		300	2
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		100	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	$1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	1
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	11
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,200	16
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(3)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	800	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$100	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		100	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	0

							$21

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	791,809	$4,176

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	$2,000	$15	$27
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	10	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	34

							$89	$188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$87.375	10/04/2007	$4,500	$1	$0

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	16	$7	$6
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	39	16	15
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	4	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	7	2	1

				$28	$24

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	$1,000	$17	$28
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	27	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	9	24

							$91	$145

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$900	$911	$920
U.S. Treasury Notes	4.500%	05/15/2017	200	198	203
U.S. Treasury Notes	4.625%	02/15/2017	200	200	203

				$1,309	$1,326

(2) Market value includes $13 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2007

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	273	10/2007	$15	$0	$15
Buy	BRL	2,898	10/2007	112	0	112
Sell		2,898	10/2007	0	(103)	(103)
Buy		8,960	11/2007	46	0	46
Buy		902	03/2008	61	0	61
Buy		2,898	07/2008	92	0	92
Buy	CAD	162	11/2007	2	0	2
Buy	CNY	314	11/2007	0	0	0
Sell		314	11/2007	0	0	0
Buy	EUR	1,698	10/2007	115	0	115
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	1,234	11/2007	0	(32)	(32)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	2,647	10/2007	2	0	2
Sell		2,647	10/2007	0	(3)	(3)
Buy		4,798	05/2008	6	0	6
Sell	JPY	201,717	10/2007	4	(21)	(17)
Buy	KRW	19,295	11/2007	0	0	0
Buy		49,759	01/2008	0	0	0
Buy		18,498	05/2008	1	0	1
Buy		117,234	08/2008	2	0	2
Buy	MXN	2,348	03/2008	1	(1)	0
Buy		988	07/2008	0	0	0
Buy	MYR	610	05/2008	0	(1)	(1)
Buy	NZD	28	10/2007	2	0	2
Buy	PHP	5,964	05/2008	1	0	1
Buy	PLN	805	01/2008	3	0	3
Buy		56	03/2008	1	0	1
Buy		659	07/2008	9	0	9
Buy	RUB	928	11/2007	1	0	1
Buy		1,005	12/2007	1	0	1
Buy		13,278	01/2008	13	0	13
Buy		1,576	07/2008	1	0	1
Buy	SEK	382	12/2007	4	0	4
Buy	SGD	290	10/2007	5	0	5
Sell		249	10/2007	0	(4)	(4)
Buy		105	02/2008	1	0	1
Buy		246	05/2008	3	0	3

				$504	$(186)	$318

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Georgia-Pacific Corp.
6.948% due 12/20/2012	241	236
7.264% due 12/20/2012	286	281
7.474% due 12/20/2012	3,429	3,365

HCA, Inc.
7.448% due 11/16/2013	2,587	2,542

Total Bank Loan Obligations (Cost $8,404)		8,424

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 12.9%
American Express Bank FSB
6.000% due 09/13/2017	5,200	5,183

American Express Centurion Bank
6.000% due 09/13/2017	5,100	5,084

American Express Co.
6.150% due 08/28/2017	1,600	1,618

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,531
7.434% due 09/29/2049	1,000	1,065

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,641

Citigroup, Inc.
5.240% due 12/26/2008	2,800	2,799

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,958

Ford Motor Credit Co.
5.800% due 01/12/2009	500	483
7.000% due 10/01/2013	300	271
7.250% due 10/25/2011	1,850	1,735
7.875% due 06/15/2010	300	293

General Electric Capital Corp.
5.734% due 03/12/2010	5,800	5,773

General Motors Acceptance Corp.
7.000% due 02/01/2012	3,300	3,136

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	4,800	4,914
6.750% due 10/01/2037 (a)	2,800	2,820

HSBC Finance Corp.
5.500% due 05/21/2008	2,800	2,799

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	11,600	11,734

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	4,000	3,974
6.050% due 08/15/2012	400	411

Morgan Stanley
5.410% due 05/07/2009	2,600	2,580

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,902

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)	500	510

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	2,300	2,296
5.729% due 11/20/2009	2,800	2,790

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,200	1,190

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,756

		81,784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRUALS 4.2%
Allied Waste North America, Inc.
7.250% due 03/15/2015	$100	$103
7.875% due 04/15/2013	100	104

C8 Capital SPV Ltd.
6.640% due 12/29/2049	1,500	1,463

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	101

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,174

Cox Communications, Inc.
6.253% due 12/14/2007	500	501

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	1,400	1,391

Dynegy Holdings, Inc.
7.500% due 06/01/2015	200	194

El Paso Corp.
7.000% due 06/15/2017	100	102

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,176

HCA, Inc.
9.250% due 11/15/2016	200	213

International Business Machines Corp.
5.700% due 09/14/2017	2,900	2,921

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	100	101

Kohl’s Corp.
6.250% due 12/15/2017	10,000	10,008

Loews Corp.
5.250% due 03/15/2016	2,800	2,697

Nortel Networks Ltd.
10.125% due 07/15/2013	100	103

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,524

Williams Cos., Inc.
6.375% due 10/01/2010	200	202
7.500% due 01/15/2031	100	104

Xerox Corp.
9.750% due 01/15/2009	1,100	1,156

		26,338

UTILITIES 2.7%
AT&T, Inc.
4.125% due 09/15/2009	500	492

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,170
5.658% due 08/15/2008	3,900	3,897

Embarq Corp.
6.738% due 06/01/2013	2,000	2,082

Enel Finance International S.A.
6.250% due 09/15/2017	7,100	7,139

NRG Energy, Inc.
7.375% due 02/01/2016	1,200	1,206

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,156

		17,142

Total Corporate Bonds & Notes (Cost $124,639)		125,264

MUNICIPAL BONDS & NOTES 0.4%
Austin Trust Various States, Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
0.000% due 11/15/2036	135	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	$2,265	$2,274

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	100

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	299

Total Municipal Bonds & Notes (Cost $2,838)		2,821

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	2,000	1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 95.1%
Fannie Mae
3.785% due 08/01/2010	370	358
4.187% due 11/01/2034	1,146	1,150
4.392% due 02/01/2035	728	732
4.500% due 06/01/2010 - 09/25/2020	5,772	5,707
4.601% due 08/01/2035	926	933
4.621% due 10/01/2035	946	941
4.658% due 07/01/2035	1,796	1,777
4.659% due 10/01/2035	890	888
4.724% due 10/01/2035	925	937
4.857% due 02/01/2034	805	797
4.882% due 09/01/2035	1,520	1,559
5.000% due 12/01/2018 - 08/01/2035 (f)	20,345	19,894
5.000% due 07/25/2019 - 10/01/2037	96,684	92,812
5.114% due 03/01/2036	2,654	2,657
5.234% due 02/01/2036	6,380	6,402
5.251% due 03/25/2034	30	30
5.261% due 03/25/2036	2,785	2,774
5.312% due 08/01/2036	1,504	1,509
5.363% due 07/01/2032	55	55
5.381% due 06/25/2044	84	83
5.481% due 09/25/2042	871	875
5.500% due 10/01/2022 - 12/01/2037	239,648	235,242
5.500% due 02/01/2024 - 04/01/2036 (f)	30,422	29,850
6.000% due 10/01/2037 - 11/01/2037	47,000	47,040
6.205% due 09/01/2044 - 10/01/2044	3,142	3,176
6.206% due 10/01/2044	2,305	2,326
6.500% due 07/01/2036 (f)	4,154	4,231
6.625% due 11/25/2023	268	274
6.656% due 04/25/2024	217	226
7.243% due 09/01/2031	3	3
7.500% due 12/01/2014 (f)	269	277

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	2,241	2,223
4.000% due 11/01/2013 (f)	4,811	4,704
4.000% due 05/15/2016	1,178	1,171
4.364% due 09/01/2035	2,285	2,269
4.500% due 02/15/2017 - 09/15/2020	14,042	13,856
5.000% due 12/15/2015 - 11/15/2025	55,016	54,893
5.000% due 09/01/2035 (f)	434	415
5.334% due 09/01/2035	2,475	2,475
5.500% due 03/15/2017 - 10/01/2037	10,290	10,085

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 04/01/2034 - 09/01/2037 (f)	$33,745	$33,055
5.952% due 10/15/2020	885	884
6.102% due 06/15/2031	1,638	1,631
6.152% due 11/15/2016 - 03/15/2017	8,079	8,112
6.205% due 10/25/2044	233	233

Ginnie Mae
6.125% due 11/20/2024	111	112
6.152% due 03/16/2032	43	43

Total U.S. Government Agencies (Cost $601,080)		601,676

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011	4,198	4,226
2.375% due 01/15/2027	1,239	1,254

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	13,134
8.125% due 08/15/2019	900	1,173

U.S. Treasury Notes
4.125% due 08/31/2012	900	897

Total U.S. Treasury Obligations (Cost $20,841)		20,684

MORTGAGE-BACKED SECURITIES 10.5%
Banc of America Funding Corp.
4.614% due 02/20/2036	1,164	1,153
6.144% due 01/20/2047	179	180

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	223	219
5.581% due 01/25/2034	220	219

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,793	2,760
4.550% due 08/25/2035	650	652
4.625% due 10/25/2035	3,534	3,470
4.750% due 10/25/2035	432	428

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	517	518
5.507% due 09/25/2035	587	586
5.819% due 11/25/2036	1,732	1,736

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	600	598

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	719	703
4.700% due 12/25/2035	1,550	1,524
4.900% due 10/25/2035	4,638	4,609

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	585	580
5.411% due 02/25/2037	965	937
5.508% due 06/25/2037	2,990	2,987
5.706% due 11/20/2035	104	104
5.706% due 03/20/2046	1,662	1,626

Countrywide Home Loan Mortgage Pass-Through Trust
5.401% due 05/25/2034	3	3
5.421% due 04/25/2035	380	372
5.451% due 03/25/2035	328	320

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	518	514

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,868	1,866

Downey Savings & Loan Association Mortgage Loan Trust
5.762% due 08/19/2045	1,563	1,527
7.195% due 07/19/2044	149	151

First Horizon Alternative Mortgage Securities
4.469% due 03/25/2035	375	377

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	$132	$131

First Republic Mortgage Loan Trust
6.102% due 11/15/2031	130	129

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	213	213

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,142	1,132

GSR Mortgage Loan Trust
4.540% due 09/25/2035	517	512
5.500% due 11/25/2035	588	588

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	23	23

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	1,408	1,385

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	78	78
5.231% due 01/25/2037	1,415	1,413

JPMorgan Mortgage Trust
5.023% due 02/25/2035	488	473

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	313	311

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	297	295

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	91	90
6.131% due 10/25/2035	103	102

Morgan Stanley Capital I
5.812% due 10/15/2020	1,820	1,812

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	2,177	2,105
5.531% due 03/25/2033	173	172

Residential Asset Securitization Trust
5.531% due 05/25/2033	305	302

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	364	365

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	2,367	2,315
5.411% due 02/25/2036	860	837
5.752% due 07/19/2035	420	411

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	2,269	2,242

Washington Mutual, Inc.
5.441% due 01/25/2045	286	281
5.451% due 01/25/2045	267	263
5.671% due 12/25/2027	781	781
5.777% due 07/25/2046	2,582	2,580
5.777% due 08/25/2046	2,952	2,950

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	745	733
4.318% due 07/25/2035	2,700	2,671
4.366% due 05/25/2035	427	424
4.500% due 11/25/2018	1,438	1,406
4.950% due 03/25/2036	3,711	3,668
5.240% due 04/25/2036	2,732	2,723

Total Mortgage-Backed Securities (Cost $66,787)		66,635

ASSET-BACKED SECURITIES 11.4%
ACE Securities Corp.
5.181% due 12/25/2036	1,910	1,897
5.201% due 12/25/2035	333	333
5.211% due 02/25/2036	504	503
5.281% due 12/25/2035	1,700	1,681

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Express Credit Account Master Trust
5.932% due 11/15/2010	$2,800	$2,802

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1

Argent Securities, Inc.
5.181% due 09/25/2036	1,933	1,923
5.191% due 05/25/2036	105	105
5.201% due 04/25/2036	373	373
5.211% due 03/25/2036	292	292

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	2,300	2,287

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	94	94
5.211% due 10/25/2036	2,117	2,107
5.331% due 09/25/2034	151	150
5.492% due 10/25/2036	2,235	2,217

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	374	373

Chase Credit Card Master Trust
5.872% due 01/17/2011	2,160	2,160

Citigroup Mortgage Loan Trust, Inc.
5.211% due 12/25/2035	238	237
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	1,534	1,527
5.181% due 01/25/2037	1,294	1,289
5.181% due 05/25/2037	4,367	4,343
5.181% due 12/25/2046	868	864
5.201% due 06/25/2036	578	577
5.201% due 07/25/2036	551	550
5.201% due 08/25/2036	518	518
5.261% due 07/25/2036	232	232

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	1,630	1,622

Fremont Home Loan Trust
5.191% due 01/25/2037	2,118	2,095

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	453	450

GS Auto Loan Trust
5.344% due 07/15/2008	959	959

GSAMP Trust
5.201% due 01/25/2036	413	409
5.201% due 02/25/2036	611	609
5.221% due 11/25/2035	290	286
5.421% due 03/25/2034	123	122

Home Equity Asset Trust
5.211% due 05/25/2036	527	524

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	2,209	2,189
5.211% due 12/25/2035	727	724

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036	395	394
5.261% due 04/25/2037	2,530	2,515

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,009	1,004
5.181% due 10/25/2036	2,424	2,396

Lehman XS Trust
5.211% due 04/25/2046	709	707
5.211% due 07/25/2046	1,360	1,355
5.211% due 08/25/2046	1,273	1,264

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	224	224
5.221% due 01/25/2046	477	475
5.411% due 10/25/2034	199	194

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036	$1,131	$1,127
5.211% due 05/25/2037	2,495	2,467
5.241% due 11/25/2035	292	291

MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	3,000	3,001

Morgan Stanley ABS Capital I
5.171% due 07/25/2036	1,684	1,675
5.181% due 10/25/2036	1,814	1,804
5.201% due 03/25/2036	907	904

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,164	1,165
5.450% due 10/25/2016	697	697

New Century Home Equity Loan Trust
5.201% due 08/25/2036	193	192

Quest Trust
5.691% due 06/25/2034	10	10

Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036	118	118

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,280	1,275
5.201% due 03/25/2036	215	215
5.201% due 04/25/2036	493	492
5.201% due 07/25/2036	1,189	1,185
5.211% due 01/25/2036	166	165

SLM Student Loan Trust
5.350% due 10/27/2014	1,858	1,859

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,151	1,148

Structured Asset Securities Corp.
4.900% due 04/25/2035	830	821

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	6	6

Total Asset-Backed Securities (Cost $72,429)		72,096

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Panama Government International Bond
9.625% due 02/08/2011	258	289

Total Sovereign Issues (Cost $322)		331

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$806

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,666

Republic of Germany
5.500% due 01/04/2031	EUR	200	320

Total Foreign Currency-Denominated Issues (Cost $4,547)			4,792

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE Index Fund		172,236	14,220

Total Exchange-Traded Funds (Cost $10,076)			14,220

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.5%

CERTIFICATES OF DEPOSIT 2.5%
Fortis Bank NY
5.265% due 06/30/2008		$2,900	2,901

Nordea Bank Finland PLC
5.282% due 12/01/2008		6,300	6,291
5.308% due 05/28/2008		2,800	2,800

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,000	1,998

Societe Generale NY
5.270% due 03/26/2008		2,000	2,000

			15,990

COMMERCIAL PAPER 21.0%
DnB NORBank ASA
5.080% due 01/04/2008		17,200	16,961

Freddie Mac
4.000% due 10/01/2007		5,700	5,700

HBOS Treasury Services PLC
5.100% due 12/17/2007		17,100	16,905

Rabobank USA Financial Corp.
5.000% due 10/01/2007		17,200	17,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Svenska Handelsbanken AB
5.100% due 12/19/2007	$17,100	$16,901

Swedbank AB
5.105% due 12/19/2007	2,400	2,372
5.410% due 10/18/2007	16,400	16,358

UBS Finance Delaware LLC
4.750% due 10/01/2007	17,500	17,493

Unicredito Italiano SpA
5.500% due 10/15/2007	16,600	16,564

Westpac Banking Corp.
5.170% due 10/15/2007	6,100	6,088

		132,542

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	180	180

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $186. Repurchase proceeds are $180.)

U.S. TREASURY BILLS 2.0%
3.878% due 11/29/2007 - 12/13/2007 (b)(d)(g)	12,790	12,666

Total Short-Term Instruments (Cost $161,445)		161,378

PURCHASED OPTIONS (i) 1.3%
(Cost $4,847)		7,911

Total Investments (e) 172.0% (Cost $1,080,255)		$1,088,206

Written Options (j) (0.8%) (Premiums $3,704)		(5,170)

Other Assets and Liabilities (Net) (71.2%)		(450,153)

Net Assets 100.0%		$632,883

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security adjusted for inflation.
(d)	Securities with an aggregate market value of $5,458 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $4,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $89,559 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $92,425 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $6,243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	206	$9
90-Day Eurodollar December Futures	Long	12/2007	221	60
90-Day Eurodollar June Futures	Long	06/2008	70	93
90-Day Eurodollar March Futures	Long	03/2009	908	1,093
Euro-Bobl 5-Year Note December Futures	Short	12/2007	185	153

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	8	$(8)
Euro-Schatz December Futures	Short	12/2007	205	81
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	128	0
Japan Government 10-Year Bond December Futures	Long	12/2007	1	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	948	(70)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	667	(281)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	588	144
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	433	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	52	80
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	475	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	193	330
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	177	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	41	4

				$1,688

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	$2,500	$0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	2,400	(3)
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	2,700	(8)
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	700	4
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	2
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	3,800	(12)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	15
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	800	(3)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.903%		06/20/2012	200	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.920%		06/20/2012	2,200	16
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	700	15
Citibank N.A.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	700	11
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	(4)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	400	(1)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	1,000	(7)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	52
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	5,000	130
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	900	49
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(3)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	22,600	(84)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	59
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(54)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	1,900	(9)
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	10,000	(17)
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	800	6

							$130

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	$2,200	$303
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	700	(47)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)

							$152

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010	AUD	30,600	$(71)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,800	(17)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	31,200	(609)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		17,100	(2)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		18,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	600	(5)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	60
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		20,400	439
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		2,000	(91)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		22,200	(99)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	28
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		15,600	(83)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(2)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		17,500	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009	GBP	18,000	(245)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(38)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,800	161
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		50,000	(686)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		4,200	241
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		2,800	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(11)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(6)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	89,000	(7)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016		22,000	69
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	(1)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		27,200	(48)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		57,000	(4)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,700	(28)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$25,700	1,575
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,500	(20)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		7,200	(299)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		8,200	23
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		6,200	14
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		4,500	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(343)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,200	75
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		35,200	(1,334)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		11,300	44
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,900	165
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(194)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		6,300	(35)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	53
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,400	77
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	608

							$(567)

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	4,143,404	$(8,201)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	412,280	2,179
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	110,848	(599)
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	3,087,175	16,370

						$9,749

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.000	11/20/2007	455	$9	$7
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	226	190	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	803	15	13

				$214	$237

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$3,000	$12	$30
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	56,100	272	495
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	16,800	48	62
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.840%	11/23/2007	18,200	107	131
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	13,300	102	75
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	28,700	186	269
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	29,900	104	264
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	77,300	681	1,058
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	18,000	72	108
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	17,500	87	178
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	59,800	343	472
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	20,700	74	183
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,300	54	135
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	189,600	751	2,157

							$2,893	$5,617

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	3,100	$94	$250
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		3,100	94	26
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	149
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	19
Call - OTC Euro versus Japanese yen	JPY	158.350	06/04/2008		2,000	72	100
Put - OTC Euro versus Japanese yen		158.350	06/04/2008		2,000	72	73
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		2,800	136	242
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	92
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	121
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	46
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	86
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	70
Call - OTC U.S. dollar versus Japanese yen		121.000	01/18/2008		$2,300	23	5
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	139	165
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	126	125
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	56
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	54
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	183
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	184

						$1,698	$2,046

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 10/01/2037	$84.000	10/04/2007	$75,000	$9	$0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.000	11/06/2007	66,000	7	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	55,000	6	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.938	10/04/2007	33,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	82.000	11/06/2007	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2022	88.000	12/10/2007	15,000	2	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.031	12/05/2007	5,000	1	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.125	12/05/2007	11,000	1	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	17,000	2	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.750	12/05/2007	78,000	9	7
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	0	0

				$42	$11

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	315	$196	$226
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	273	186	113
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	133	76	35

				$458	$374

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$1,300	$12	$21
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	24,400	275	393
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,700	46	42
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	267	313
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	279	313
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	12,500	181	208
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	209
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	33,600	664	951
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	125
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	9,000	74	145
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,100	52	95
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	63,200	712	1,508

							$3,162	$4,731

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	$3,500	$11	$11
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	3,500	11	11
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	4,600	7	10
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	4,600	7	5
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	1,900	15	20
Put - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	1,900	33	8

							$84	$65

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$41,000	$39,240	$39,110
Fannie Mae	5.500%	10/01/2037	109,000	106,838	106,769
Fannie Mae	5.500%	12/01/2037	7,000	6,840	6,972
Fannie Mae	6.000%	10/01/2037	30,000	30,046	30,042
Fannie Mae	6.000%	11/01/2037	1,000	1,000	1,000
U.S. Treasury Bonds	4.750%	08/15/2017	25,300	25,593	25,848
U.S. Treasury Bonds	4.750%	02/15/2037	43,800	43,967	43,612
U.S. Treasury Notes	4.125%	08/31/2012	5,500	5,469	5,509
U.S. Treasury Notes	4.500%	05/15/2017	23,300	23,357	23,644
U.S. Treasury Notes	4.750%	05/15/2014	300	307	313

				$282,657	$282,819

(3) Market value includes $1,107 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	10/2007	$559	$0	$559
Sell		54,190	10/2007	0	(773)	(773)
Buy	BRL	37,046	10/2007	1,322	0	1,322
Sell		37,046	10/2007	0	(1,281)	(1,281)
Buy		44,225	03/2008	1,578	0	1,578
Sell		4,594	03/2008	0	(141)	(141)
Sell		958	07/2008	0	(16)	(16)
Sell	CAD	411	11/2007	0	(8)	(8)
Sell	CHF	52,935	12/2007	0	(1,609)	(1,609)
Buy	CLP	8,500	03/2008	1	0	1
Buy	CNY	23,612	11/2007	26	0	26
Sell		36,261	11/2007	2	0	2
Buy		81,431	01/2008	33	0	33
Sell		32,223	01/2008	0	(28)	(28)
Buy		39,344	07/2008	57	0	57
Sell	DKK	21,583	12/2007	0	(175)	(175)
Buy	EUR	3,295	10/2007	157	0	157
Sell		162,139	10/2007	0	(10,847)	(10,847)
Buy	GBP	212	11/2007	9	0	9
Sell		79,280	11/2007	0	(2,730)	(2,730)
Sell	HKD	83,528	11/2007	0	(5)	(5)
Buy	JPY	4,633,840	10/2007	289	0	289
Sell		19,512,691	10/2007	60	(7,450)	(7,390)
Buy	KRW	1,756,042	10/2007	5	0	5
Sell		1,756,042	10/2007	0	(18)	(18)
Buy		991,290	01/2008	0	(1)	(1)
Buy		1,904,451	08/2008	21	0	21
Buy	MXN	37,996	03/2008	65	(2)	63
Buy		25,001	07/2008	7	0	7
Buy	MYR	1,682	10/2007	4	0	4
Sell		1,682	10/2007	0	(5)	(5)
Buy		1,682	08/2008	4	0	4
Sell	NOK	36,045	12/2007	0	(479)	(479)
Sell	NZD	1,055	10/2007	0	(46)	(46)
Buy	PLN	5,262	07/2008	73	0	73
Buy	RUB	49,661	12/2007	94	0	94
Buy		69,176	01/2008	39	0	39
Buy		58,722	07/2008	21	0	21
Sell	SEK	109,630	12/2007	0	(1,127)	(1,127)
Sell	SGD	5,224	10/2007	0	(54)	(54)

				$4,426	$(26,795)	$(22,369)

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.8%
American Express Bank FSB
6.000% due 09/13/2017	$300	$299

American Express Centurion Bank
6.000% due 09/13/2017	300	299

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	700	707

Barclays Bank PLC
5.450% due 09/12/2012	800	806
7.434% due 09/29/2049	100	106

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	313

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Capital One Financial Corp.
6.750% due 09/15/2017	300	308

Citigroup Funding, Inc.
5.136% due 04/23/2009	900	899

Citigroup, Inc.
5.228% due 12/28/2009	800	797
5.400% due 01/30/2009	500	500

General Electric Capital Corp.
5.744% due 12/12/2008	500	499

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)	100	101

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	101

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (j)	300	300

Rabobank Nederland
5.380% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	400	410

Rockies Express Pipeline LLC
6.448% due 08/20/2009	600	600

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.480% due 01/01/2012	300	298

Wachovia Bank N.A.
5.691% due 12/02/2010	800	796

		9,035

INDUSTRIALS 0.8%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	100

CSC Holdings, Inc.
7.875% due 12/15/2007	200	201

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	101

		1,018

UTILITIES 0.6%
BellSouth Corp.
4.240% due 04/26/2021	800	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embarq Corp.
7.082% due 06/01/2016	$100	$104

		899

Total Corporate Bonds & Notes (Cost $10,884)		10,952

CONVERTIBLE BONDS 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	650	667

Total Convertible Bonds (Cost $660)		667

MUNICIPAL BONDS & NOTES 0.9%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	200

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	509
6.125% due 06/01/2032	400	404

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	98

Total Municipal Bonds & Notes (Cost $1,088)		1,211

U.S. GOVERNMENT AGENCIES 59.3%
Fannie Mae
5.000% due 08/01/2035	818	781
5.500% due 03/01/2034 - 10/01/2037	61,092	59,855
6.000% due 09/01/2036 - 10/01/2037	16,263	16,286
6.205% due 09/01/2044	98	99
6.206% due 10/01/2044	97	98

Freddie Mac
4.500% due 05/15/2017	64	64
5.000% due 09/01/2035 - 09/01/2037	1,900	1,813

Total U.S. Government Agencies (Cost $79,167)		78,996

U.S. TREASURY OBLIGATIONS 155.8%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	2,508	2,400
1.875% due 07/15/2013	28,768	28,318
1.875% due 07/15/2015	12,208	11,889
2.000% due 01/15/2014	20,321	20,035
2.000% due 07/15/2014	8,942	8,824
2.000% due 01/15/2026	20,977	20,039
2.375% due 04/15/2011	52,083	52,437
2.375% due 01/15/2025	18,885	19,058
3.000% due 07/15/2012	1,273	1,325
3.375% due 04/15/2032	939	1,147
3.625% due 04/15/2028	20,863	25,421
3.875% due 04/15/2029	8,870	11,266
4.250% due 01/15/2010	5,193	5,440

Total U.S. Treasury Obligations (Cost $207,611)		207,599

MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	443	436
4.550% due 08/25/2035	261	261
4.879% due 01/25/2035	998	987

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		$160	$156
4.748% due 08/25/2035		122	120
4.900% due 12/25/2035		69	69

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035		536	525

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,256	1,243

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		544	531

Total Mortgage-Backed Securities (Cost $4,318)			4,328

ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
5.211% due 07/25/2046		107	107

Merrill Lynch Mortgage Investors, Inc.
5.211% due 01/25/2037		15	15

Residential Asset Securities Corp.
5.201% due 04/25/2036		16	17

Total Asset-Backed Securities (Cost $139)			139

FOREIGN CURRENCY-DENOMINATED ISSUES 7.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	217	262

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,848	2,759

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	611

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	543	775

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	150,150	1,269
1.100% due 12/10/2016		109,560	943
1.200% due 06/10/2017		271,080	2,343

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)	EUR	100	147

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,074

Total Foreign Currency-Denominated Issues (Cost $9,856)			10,183

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$1,700	1,701

COMMERCIAL PAPER 1.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007		2,100	2,100

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007		535	535

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $548. Repurchase proceeds are $535.)

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments  RealEstateRealReturn Strategy Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
3.852% due 11/29/2007 - 12/13/2007 (b)(d)(f)	$2,035	$2,014

Total Short-Term Instruments (Cost $6,354)		6,350

PURCHASED OPTIONS (h) 0.3%
(Cost $312)		352

Total Investments (e) 240.7% (Cost $320,389)		$320,777

Written Options (i) (0.3%) (Premiums $369)		(353)

Other Assets and Liabilities (Net) (140.4%)		(187,167)

Net Assets 100.0%		$133,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $708 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $1,321 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	35	$24
90-Day Euribor September Futures	Short	09/2008	12	3
90-Day Eurodollar December Futures	Long	12/2007	78	17
90-Day Eurodollar December Futures	Short	12/2008	42	(54)
90-Day Eurodollar June Futures	Long	06/2008	23	20
90-Day Eurodollar June Futures	Long	06/2009	28	60
90-Day Eurodollar March Futures	Short	03/2008	113	(48)
90-Day Eurodollar March Futures	Short	03/2009	19	(22)
90-Day Eurodollar September Futures	Short	09/2008	56	(70)
Japan Government 10-Year Bond December Futures	Long	12/2007	1	(3)
Japan Government 10-Year Bond December Futures	Short	12/2007	2	9
U.S. Treasury 5-Year Note December Futures	Short	12/2007	119	(7)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	189	139
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	237	(146)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	45	25
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	0

				$(96)

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$500	$1
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	700	77
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	100	13
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,200	(12)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	100	2
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	300	5
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	100	(6)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	200	4
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	3,500	25

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	$100	$0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(1)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	100	1
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	400	(7)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	200	(2)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	70	2
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	300	(4)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	100	0
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	100	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	500	(8)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	200	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	140	4
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	200	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	140	4
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	100	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	100	(1)

							$101

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,600	$(1)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		200	0
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		900	(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,300	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		2,400	(2)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		300	1
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(13)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	(3)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		600	(8)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	(37)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	100	(1)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	31
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(14)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	114
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		800	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	332
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	34
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	3
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		300	(6)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	81
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	221
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(12)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		100	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	180,000	(20)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	5

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  RealEstateRealReturn Strategy Fund   (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	$0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,400	(26)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,300	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,200	(8)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,600	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$700	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		9,500	292
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	(18)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		23,500	699
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,300	(1,383)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,200	113
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(1)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,200	35
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	15
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,400	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,100	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(65)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		7,000	461
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(17)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	86
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(19)

							$1,065

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$2,769
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	9,900	1,903
Credit Suisse First Boston	Short	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	884	(32)

						$4,640

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$132.000	11/20/2007	222	$4	$3
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	114	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	243	5	4

				$11	$9

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	700	$22	$58
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		700	22	7
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	55
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$2,900	76	17
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,900	76	179

						$270	$343

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$85.250	11/06/2007	$7,000	$1	$0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	11,300	1	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	3,700	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	85.000	12/27/2007	28,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	82.000	10/31/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	66.000	12/13/2007	4,900	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	84.500	12/12/2007	2,100	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	77.469	10/12/2007	26,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	10/31/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	92.000	12/27/2007	4,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	68.000	10/26/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	82.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	97.000	11/02/2007	5,000	1	0

				$31	$0

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	124	$79	$46

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$300	$14	$17
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	9
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	23
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	13
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	35
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	29	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	2,000	59	59
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	71

							$237	$246

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$900	$12	$5
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	900	41	56

					$53	$61

(j)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$297	$300	0.23%

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	11/01/2037	$39,500	$38,677	$38,667
Freddie Mac	5.000%	10/01/2037	1,900	1,820	1,813
Treasury Inflation Protected Securities	2.375%	01/15/2017	13,512	13,593	13,702
Treasury Inflation Protected Securities	2.500%	07/15/2016	309	315	317
Treasury Inflation Protected Securities	2.625%	07/15/2017	903	926	938
U.S. Treasury Bonds	4.750%	08/15/2017	900	914	920
U.S. Treasury Notes	4.125%	08/31/2012	800	797	801
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,180	8,333
U.S. Treasury Notes	4.250%	08/15/2014	100	99	100
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,333	5,426

				$70,654	$71,017

(2) Market value includes $376 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	(Unaudited) September 30, 2007

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,109	10/2007	$50	$0	$50
Sell		3,109	10/2007	0	(111)	(111)
Buy		694	11/2007	14	0	14
Buy		134	03/2008	1	0	1
Buy		3,109	07/2008	98	0	98
Sell	CAD	200	11/2007	0	(4)	(4)
Sell	CHF	181	12/2007	0	(5)	(5)
Buy	CNY	17,829	01/2008	30	0	30
Sell		17,829	01/2008	1	(1)	0
Buy		14,704	03/2008	9	0	9
Sell		14,704	03/2008	0	(9)	(9)
Sell	EUR	2,539	10/2007	0	(167)	(167)
Sell	GBP	1,421	11/2007	0	(48)	(48)
Sell	JPY	688,727	10/2007	9	(41)	(32)
Buy	KRW	22,191	01/2008	0	0	0
Buy		685,653	05/2008	19	0	19
Buy	MXN	16,396	03/2008	0	(18)	(18)
Buy		16,276	07/2008	6	0	6
Buy	MYR	604	05/2008	0	0	0
Buy	PLN	2,270	07/2008	31	0	31
Buy	RUB	1,128	12/2007	2	0	2
Buy		19,676	01/2008	17	0	17
Buy	SGD	1,130	10/2007	14	0	14
Sell		1,130	10/2007	0	(16)	(16)
Buy		37	02/2008	0	0	0
Buy		1,117	05/2008	16	0	16

				$317	$(420)	$(103)

46	PIMCO Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 36.8%

BANKING & FINANCE 27.4%
Allstate Corp.
6.125% due 05/15/2067	$200	$196

American Express Bank FSB
5.196% due 06/22/2009	200	199

American Express Credit Corp.
5.780% due 03/02/2009	30	30

American Honda Finance Corp.
5.784% due 03/09/2009	30	30

ANZ National International Ltd.
5.396% due 08/07/2009	20	20

Bank of America Corp.
5.459% due 08/02/2010	140	139
5.608% due 06/19/2009	30	30

Barclays Bank PLC
5.450% due 09/12/2012	400	403

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	200	195
5.630% due 05/18/2010	200	195
5.994% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	130	119

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.570% due 05/18/2009	120	120

CIT Group, Inc.
5.704% due 05/23/2008	30	29

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100

Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	20	20

Citigroup, Inc.
5.500% due 08/27/2012	100	101
5.660% due 05/18/2010	140	139
5.864% due 06/09/2009	10	10

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	95

Credit Agricole S.A.
5.505% due 05/28/2009	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	100	99

Export-Import Bank of Korea
5.711% due 06/01/2009	100	100

Ford Motor Credit Co.
6.625% due 06/16/2008	900	893
7.250% due 10/25/2011	100	94

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.610% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	130	130
6.250% due 09/01/2017	100	102

HBOS Treasury Services PLC
5.460% due 10/01/2007	100	100

HSBC Finance Corp.
5.688% due 06/19/2009	110	110
5.810% due 11/16/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.350% due 06/26/2009	$110	$109
5.719% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.179% due 06/26/2009	80	80
5.400% due 05/07/2010	100	100
5.550% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	10	10
5.450% due 04/03/2009	30	30
5.630% due 11/16/2009	300	293

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	200	199
5.794% due 06/16/2008	20	20
5.862% due 06/16/2008	10	10

Metropolitan Life Global Funding I
5.560% due 05/17/2010	100	99

Morgan Stanley
5.390% due 04/25/2008	30	30
5.410% due 05/07/2009	100	99
5.470% due 02/09/2009	100	99

National Australia Bank Ltd.
5.765% due 09/11/2009	200	201

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	92

RBS Capital Trust III
5.512% due 09/29/2049	300	281

Residential Capital LLC
7.595% due 05/22/2009	100	85

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	99

Wachovia Corp.
5.410% due 10/28/2008	30	30

Wells Fargo & Co.
5.764% due 03/10/2008	120	120

		6,595

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	100	100

Anadarko Petroleum Corp.
6.094% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	97

DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	100	100
6.053% due 03/13/2009	10	10
6.133% due 03/13/2009	100	100

Diageo Capital PLC
5.480% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.950% due 12/15/2007	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Mills, Inc.
5.490% due 01/22/2010	$100	$100

Home Depot, Inc.
5.819% due 12/16/2009	20	20

International Business Machines Corp.
5.700% due 09/14/2017	400	403

Kimberly-Clark Corp.
5.460% due 07/30/2010	100	100

Safeway, Inc.
5.550% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	200	198

Transocean, Inc.
5.869% due 09/05/2008	10	10

Walt Disney Co.
5.824% due 09/10/2009	100	100

		1,637

UTILITIES 2.6%
AT&T, Inc.
5.460% due 02/05/2010	200	200
5.785% due 11/14/2008	20	20

BellSouth Corp.
5.658% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	200	199

Dominion Resources, Inc.
5.755% due 11/14/2008	40	40

Ohio Power Co.
5.540% due 04/05/2010	100	99

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.410% due 04/03/2009	50	50

		638

Total Corporate Bonds & Notes (Cost $8,961)		8,870

U.S. GOVERNMENT AGENCIES 74.3%
Fannie Mae
5.000% due 02/25/2017	29	29
5.500% due 03/01/2037 - 08/01/2037 (d)	2,959	2,899
5.500% due 10/01/2037	3,000	2,939
6.000% due 10/01/2037	4,400	4,406
6.500% due 08/01/2036 - 06/01/2037 (d)	1,000	1,018

Freddie Mac
4.250% due 09/15/2024	58	58
5.171% due 12/25/2036	93	92
5.500% due 06/01/2037 - 08/01/2037 (d)	4,000	3,917
5.902% due 07/15/2019 - 10/15/2020	571	570
5.982% due 02/15/2019	291	290
6.000% due 09/01/2037	700	701

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $17,854)		17,926

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	$23	$22
2.375% due 04/15/2011	42	42
2.375% due 01/15/2027	310	314
2.625% due 07/15/2017	100	104

Total U.S. Treasury Obligations (Cost $474)		482

MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	5	5

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	5	5

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	84	82
5.331% due 06/25/2037	270	263
5.983% due 02/25/2036	32	31

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	55	54
4.796% due 11/25/2034	42	41

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	25	25

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	19	18

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	8	8

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	21	21

Structured Asset Securities Corp.
5.181% due 05/25/2036	20	20
5.322% due 10/25/2035	20	20

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	11	11

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	88	88

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	56	56
5.777% due 10/25/2046	21	21
6.483% due 09/25/2046	8	8

Total Mortgage-Backed Securities (Cost $1,095)		1,086

ASSET-BACKED SECURITIES 21.9%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	60	60

ACE Securities Corp.
5.191% due 05/25/2036	4	4
5.191% due 10/25/2036	19	19
5.211% due 10/25/2036	13	13

American Express Credit Account Master Trust
5.752% due 01/18/2011	100	100
6.252% due 02/15/2012	26	26

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	78	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asset-Backed Funding Certificates
5.191% due 10/25/2036	$5	$5

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	20	20
5.406% due 09/25/2034	1	1

Bank One Issuance Trust
5.862% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	30	30
5.221% due 06/25/2047	86	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	90	89

Chase Credit Card Master Trust
5.862% due 07/15/2010	100	100
5.862% due 02/15/2011	10	10

Chase Issuance Trust
5.762% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	99

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	16	16
5.191% due 05/25/2037	185	183
5.201% due 01/25/2037	81	81
5.241% due 08/25/2036	100	99
5.545% due 08/25/2036	8	8

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	7	7
5.181% due 05/25/2037	90	89
5.181% due 03/25/2047	11	11
5.191% due 03/25/2037	12	12
5.211% due 10/25/2037	181	179
5.241% due 10/25/2046	6	5
5.311% due 09/25/2036	300	296

Credit-Based Asset Servicing & Securitization LLC
5.251% due 07/25/2037	97	97

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	5	5

First Franklin Mortgage Loan Asset- Backed Certificates
5.181% due 10/25/2036	69	68
5.181% due 11/25/2036	23	23
5.191% due 06/25/2036	17	17
5.221% due 01/25/2036	9	9
5.221% due 11/25/2036	7	7

First USA Credit Card Master Trust
5.774% due 04/18/2011	100	100

Fremont Home Loan Trust
5.201% due 02/25/2037	11	11

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	13	13

GSAMP Trust
5.201% due 09/25/2036	12	12
5.201% due 12/25/2036	79	78

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	50	50
5.766% due 01/20/2035	38	38

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	17	17

Indymac Residential Asset-Backed Trust
5.211% due 07/25/2037	89	89
5.261% due 04/25/2037	245	243

JPMorgan Mortgage Acquisition Corp.
5.181% due 10/25/2036	143	141
5.211% due 03/25/2037	252	250
5.380% due 04/01/2037	91	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.201% due 05/25/2046	$15	$15
5.211% due 11/25/2046	19	19
5.251% due 11/25/2036	5	5

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	20	20

MASTR Asset-Backed Securities Trust
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.852% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.191% due 10/25/2037	22	22

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	19	19
5.181% due 07/25/2036	60	60
5.181% due 09/25/2036	18	18
5.181% due 11/25/2036	75	74
5.191% due 05/25/2037	180	178

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	26	25

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	78	77

Option One Mortgage Loan Trust
5.171% due 02/25/2037	24	24
5.191% due 07/25/2037	181	179
5.201% due 01/25/2036	24	24

Park Place Securities, Inc.
5.443% due 10/25/2034	7	7

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	17	17

Residential Asset Securities Corp.
5.171% due 08/25/2036	8	8
5.201% due 11/25/2036	20	20
5.201% due 02/25/2037	84	84

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	87	85

Saxon Asset Securities Trust
5.191% due 11/25/2036	11	11

SBI HELOC Trust
5.301% due 08/25/2036	13	12

SLM Student Loan Trust
5.330% due 10/25/2012	1	1
5.340% due 04/25/2014	152	152
5.360% due 10/25/2016	100	100
5.370% due 10/26/2015	29	29

Soundview Home Equity Loan Trust
5.191% due 11/25/2036	68	67
5.191% due 12/25/2036	52	52
5.211% due 06/25/2037	84	84
5.361% due 06/25/2035	2	2

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	25	24

Structured Asset Securities Corp.
5.181% due 10/25/2036	20	20

USAA Auto Owner Trust
5.337% due 07/11/2008	61	61

Wachovia Auto Owner Trust
5.337% due 06/20/2008	48	48
5.340% due 07/18/2008	63	63

Wells Fargo Home Equity Trust
5.231% due 03/25/2037	88	87

Total Asset-Backed Securities (Cost $5,305)		5,271

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Korea Development Bank
5.500% due 04/03/2010		$100	$100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	417

Total Foreign Currency-Denominated Issues (Cost $405)			417

		SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
7.448% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.2%
Dexia S.A.
5.270% due 09/29/2008		$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 06/30/2008	$40	$40
5.300% due 09/30/2008	100	100

Nordea Bank Finland PLC
5.071% due 03/31/2008	30	30

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.350% due 02/13/2009	30	30

Societe Generale NY
5.271% due 06/30/2008	100	100
5.271% due 03/28/2008	30	30

		530

COMMERCIAL PAPER 11.2%
Calyon N.A. LLC
5.395% due 06/29/2010	10	10

Freddie Mac
4.000% due 10/01/2007	1,000	1,000

HBOS Treasury Services PLC
5.250% due 11/01/2007	500	498

Rabobank USA Financial Corp.
4.990% due 10/01/2007	600	600

UBS Finance Delaware LLC
4.750% due 10/01/2007	600	600

		2,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$135	$135

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $140. Repurchase proceeds are $135.)

U.S. TREASURY BILLS 5.4%
4.050% due 11/29/2007 - 12/13/2007 (a)(e)	1,320	1,307

Total Short-Term Instruments (Cost $4,682)		4,680

PURCHASED OPTIONS (g) 0.2%
(Cost $28)		39

Total Investments (c) 161.3%
(Cost $38,925)		$38,892

Written Options (h) (0.2%)
(Premiums $30)		(37)

Other Assets and Liabilities (Net) (61.1%)		(14,739)

Net Assets 100.0%		$24,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $7,585 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $7,848 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $1,307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	19	$17
90-Day Eurodollar June Futures	Long	06/2008	50	48
90-Day Eurodollar March Futures	Long	03/2008	10	12
90-Day Eurodollar March Futures	Long	03/2009	8	1
90-Day Eurodollar September Futures	Long	09/2008	22	24
90-Day Euroyen December Futures	Long	12/2007	1	0
E-mini Russell 2000 Index December Futures	Long	12/2007	257	413
Russell 2000 Index December Futures	Long	12/2007	8	126
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	8

				$662

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	300	13
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	100	0

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	$0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$12

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	700	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		100	1
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		100	1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	100	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		20	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	200	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$100	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		200	6
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		300	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		100	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		400	12

							$27

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	9	$0	$0
Put - CME E-mini Russell 2000 Index December Futures	540.000	11/16/2007	100	4	2
Put - CME E-mini Russell 2000 Index December Futures	550.000	11/16/2007	25	1	1

				$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	14	18

							$21	$36

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.000	11/06/2007	$2,600	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	1,590	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	4,400	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2036	91.500	11/06/2007	1,000	0	0
Put - OTC Freddie Mac 5.500% due 12/01/2037	85.000	12/05/2007	4,000	1	0

				$2	$0

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	7	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	11	4	4
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	2	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	2	1	0

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	13	13

							$21	$29

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$700	$705	$701

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61	10/2007	$3	$0	$3
Buy	BRL	2,193	10/2007	50	0	50
Sell		2,193	10/2007	0	(46)	(46)
Buy		139	03/2008	9	0	9
Buy		1,250	07/2008	40	0	40
Buy	CAD	83	11/2007	1	0	1
Buy	CNY	75	11/2007	0	0	0
Sell		75	11/2007	0	0	0
Buy	EUR	261	10/2007	18	0	18
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	99	11/2007	0	(3)	(3)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	1,071	10/2007	1	0	1
Sell		1,071	10/2007	0	(1)	(1)
Buy		6,596	05/2008	8	0	8
Buy	JPY	22,967	10/2007	5	0	5
Sell		23,010	10/2007	0	0	0
Buy	KRW	25,889	01/2008	0	0	0
Buy		18,705	05/2008	0	0	0
Buy		34,154	08/2008	1	0	1
Buy	MXN	816	03/2008	0	0	0
Buy		143	07/2008	0	0	0
Buy	MYR	238	05/2008	0	(1)	(1)
Buy	PHP	2,798	05/2008	1	0	1
Buy	PLN	45	03/2008	1	0	1
Buy		187	07/2008	2	0	2
Buy	RUB	112	12/2007	0	0	0
Buy		3,480	01/2008	4	0	4
Buy		312	07/2008	0	0	0
Buy	SEK	94	12/2007	1	0	1
Buy	SGD	119	10/2007	2	0	2
Sell		121	10/2007	0	(2)	(2)
Buy		35	02/2008	0	0	0
Buy		115	05/2008	2	0	2
Buy	ZAR	1,979	07/2008	11	0	11

				$160	$(72)	$88

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	497	489
6.880% due 03/22/2013	113	112
6.972% due 03/22/2013	283	279

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	2,000	1,943

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	1,300	1,247

Sensata Technologies, Inc.
7.105% due 04/27/2013	2,488	2,399

SLM Corp.
6.000% due 06/30/2008	2,300	2,292

Total Bank Loan Obligations (Cost $9,111)		8,884

CORPORATE BONDS & NOTES 35.5%

BANKING & FINANCE 24.0%
Ajax Re Ltd.
11.944% due 05/08/2009	4,700	4,719

American Express Bank FSB
5.196% due 06/22/2009	2,500	2,491
5.556% due 10/20/2009	2,100	2,089

American Express Centurion Bank
5.819% due 05/07/2008	1,900	1,897
5.826% due 06/12/2009	1,900	1,892

American Express Credit Corp.
5.880% due 11/09/2009	2,100	2,090

American International Group, Inc.
5.210% due 06/23/2008	8,600	8,603

Bank of America Corp.
5.370% due 11/06/2009	500	498
5.608% due 06/19/2009	9,600	9,567

Bank of America N.A.
5.646% due 12/18/2008	800	799
5.704% due 06/12/2009	2,000	1,995
5.974% due 06/15/2016	2,300	2,266

Bank of Ireland
5.696% due 12/18/2009	5,900	5,884

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	3,000	2,928
5.630% due 05/18/2010	4,800	4,687
5.660% due 01/30/2009	2,300	2,279

Capital One Financial Corp.
6.004% due 09/10/2009	1,800	1,789

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	399

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,667
5.748% due 12/19/2008	1,500	1,453

Citigroup Funding, Inc.
5.200% due 06/26/2009	1,500	1,498

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	7,100	7,106
5.794% due 03/17/2009	2,000	2,002

Citigroup, Inc.
5.228% due 12/28/2009	3,500	3,488

Credit Agricole S.A.
5.505% due 05/28/2009	1,700	1,702
5.555% due 05/28/2010	2,000	2,003

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
East Lane Re Ltd.
11.356% due 05/06/2011	$9,500	$9,707

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	913

Export-Import Bank of Korea
5.711% due 06/01/2009	2,400	2,404
5.770% due 11/16/2010	5,900	5,919

Ford Motor Credit Co.
5.625% due 10/01/2008	2,300	2,248
6.625% due 06/16/2008	10,500	10,422
7.375% due 10/28/2009	600	589

Foundation Re II Ltd.
12.270% due 11/26/2010	2,500	2,566

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,373
5.628% due 08/15/2011	6,300	6,226

General Motors Acceptance Corp.
6.360% due 09/23/2008	7,400	7,291

GMAC LLC
5.850% due 01/14/2009	2,200	2,154

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,300	1,295
5.250% due 12/23/2008	500	499
5.300% due 12/22/2008	3,600	3,590
5.300% due 06/23/2009	3,100	3,091
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	2,500	2,501

HSBC Finance Corp.
5.824% due 09/15/2008	1,400	1,400
6.538% due 11/13/2007	10,100	10,120

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.400% due 05/07/2010	2,800	2,791

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	2,500	2,420
5.600% due 08/21/2009	1,700	1,660
5.630% due 11/10/2009	1,300	1,269
5.630% due 11/16/2009	4,900	4,784

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	5,500	5,483
5.400% due 10/23/2008	2,400	2,394
5.701% due 12/04/2009	2,300	2,283

Metropolitan Life Global Funding I
5.560% due 05/17/2010	3,700	3,672

Morgan Stanley
5.189% due 11/21/2008	1,600	1,593
5.410% due 05/07/2009	1,400	1,389
5.450% due 01/15/2010	1,400	1,383
5.470% due 02/09/2009	2,800	2,784
5.610% due 01/18/2011	3,300	3,259

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,053

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Prudential Financial, Inc.
5.853% due 06/13/2008	4,400	4,405

Residential Capital LLC
7.595% due 05/22/2009	2,300	1,958

Rockies Express Pipeline LLC
6.448% due 08/20/2009	2,800	2,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	$3,400	$3,399
5.410% due 07/21/2008	1,600	1,599

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,500	6,496

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,500	2,628

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,907

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,900	1,883

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,169
5.490% due 10/15/2011	5,700	5,640

Westpac Banking Corp.
5.758% due 06/06/2008	1,200	1,199

		246,802

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	4,100	4,105

Anadarko Petroleum Corp.
6.094% due 09/15/2009	2,000	1,989

BP AMI Leasing, Inc.
5.210% due 06/26/2009	3,900	3,902

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	3,795	3,800

Cox Communications, Inc.
6.253% due 12/14/2007	1,300	1,301

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	3,500	3,487

Equistar Chemicals LP
10.125% due 09/01/2008	686	712

General Electric Co.
5.764% due 12/09/2008	9,600	9,620

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,922

Home Depot, Inc.
5.819% due 12/16/2009	2,000	1,975

Hospira, Inc.
5.678% due 03/30/2010	2,400	2,381

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	710

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
6.180% due 12/03/2012	3,600	3,599

Reynolds American, Inc.
6.394% due 06/15/2011	500	500

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,200

Time Warner, Inc.
5.730% due 11/13/2009	10,100	9,986

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,360

Transocean, Inc.
5.869% due 09/05/2008	2,400	2,396

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	4,400	4,402

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weyerhaeuser Co.
6.210% due 09/24/2009	$2,800	$2,807

		69,190

UTILITIES 4.7%
America Movil SAB de C.V.
5.300% due 06/27/2008	2,700	2,701

AT&T, Inc.
5.460% due 02/05/2010	1,100	1,097
5.785% due 11/14/2008	2,000	2,002

CMS Energy Corp.
9.875% due 10/15/2007	7,300	7,318

Dominion Resources, Inc.
5.755% due 11/14/2008	4,460	4,463

Entergy Gulf States, Inc.
6.474% due 12/08/2008	3,000	3,012

Florida Power Corp.
5.975% due 11/14/2008	1,900	1,902

NiSource Finance Corp.
6.064% due 11/23/2009	600	596

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,505

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,914

Qwest Corp.
5.625% due 11/15/2008	2,700	2,710
8.944% due 06/15/2013	3,400	3,646

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,756

Southern California Edison Co.
5.459% due 02/02/2009	2,000	1,996

Telecom Italia Capital S.A.
5.836% due 02/01/2011	1,300	1,297

Telefonica Emisones SAU
5.888% due 06/19/2009	2,600	2,598

		48,513

Total Corporate Bonds & Notes (Cost $365,648)		364,505

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	3,000	2,961

Total Commodity Index-Linked Notes (Cost $3,000)		2,961

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
4.638% due 09/01/2035	7,782	7,747
4.694% due 12/01/2033	2,067	2,063
4.779% due 04/01/2035	6,818	6,758
5.000% due 02/25/2017 - 04/25/2033	33,256	32,609
5.251% due 03/25/2034	1,462	1,454
5.500% due 09/01/2033 - 06/01/2036	21,832	21,425
5.531% due 05/25/2031 - 11/25/2032	5,789	5,780
5.533% due 04/01/2018	54	54
5.543% due 12/01/2023 - 11/01/2028	281	284
5.544% due 02/01/2027	7	7
5.698% due 08/01/2029	37	37
6.000% due 01/01/2017 - 10/01/2033	1,319	1,339
6.118% due 09/01/2034	1,880	1,910
6.205% due 07/01/2044	441	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.260% due 12/01/2036	$1,897	$1,922
6.500% due 09/25/2008 (b)	2	0
6.944% due 11/01/2035	976	1,009
6.986% due 05/01/2022	8	9
7.000% due 02/01/2015 - 03/01/2015	1,253	1,297
7.500% due 09/01/2015 - 05/01/2016	926	958
8.000% due 03/01/2030 - 07/01/2031	176	185

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,340

Freddie Mac
4.705% due 06/01/2035	5,477	5,421
5.000% due 07/15/2024	4,455	4,460
5.500% due 08/15/2030	22	22
5.902% due 07/15/2019 - 10/15/2020	22,665	22,598
5.982% due 02/15/2019	13,096	13,062
6.000% due 03/01/2016 - 09/01/2037	7,745	7,778
6.102% due 12/15/2030	1,324	1,325
6.152% due 06/15/2018	505	506
6.198% due 07/01/2019	609	626
6.205% due 02/25/2045	2,263	2,275
6.500% due 10/25/2043	2,424	2,502
6.956% due 06/01/2022	21	22
7.028% due 12/01/2022	51	51
8.500% due 04/01/2025 - 06/01/2025	25	26

Ginnie Mae
4.000% due 07/16/2027	5	5
5.750% due 07/20/2018 - 07/20/2027	2,140	2,159
5.896% due 09/20/2030	4	4
6.125% due 12/20/2022 - 12/20/2027	438	442
6.375% due 02/20/2026 - 02/20/2028	1,038	1,048
8.000% due 04/20/2030	206	218

Total U.S. Government Agencies (Cost $154,664)		154,182

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)	15,859	15,844

Total U.S. Treasury Obligations (Cost $15,996)		15,844

MORTGAGE-BACKED SECURITIES 11.9%
Arkle Master Issuer PLC
5.732% due 11/19/2007	5,100	5,099

Banc of America Funding Corp.
4.112% due 05/25/2035	2,089	2,051

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	922	933

Bank Mart
4.567% due 03/01/2019 (k)	602	583

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	2,396	2,421
4.750% due 10/25/2035	7,162	7,094
4.771% due 11/25/2034	1,034	1,023
5.035% due 04/25/2033	696	693
5.070% due 11/25/2034	2,989	2,966
5.302% due 02/25/2033	234	238
6.090% due 01/25/2034	265	270

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,762	1,746
5.507% due 09/25/2035	645	645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$2,175	$2,166
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	1,200	1,195

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	856	854

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,936	1,929

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,673	1,619
6.000% due 10/25/2033	1,379	1,344

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	3,461	3,427
4.796% due 11/25/2034	1,877	1,856

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	624	622
6.890% due 06/25/2032	20	20
7.317% due 06/25/2032	37	37

Fund America Investors Corp. II
6.920% due 06/25/2023	15	15

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,932	1,919
5.401% due 11/25/2045	824	810

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,427	2,406

GSR Mortgage Loan Trust
5.481% due 01/25/2034	378	374

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	1,548	1,540
5.692% due 01/19/2038	4,243	4,145

Impac CMB Trust
6.265% due 10/25/2033	102	102
6.305% due 07/25/2033	1,755	1,747

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,263	1,262

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	1,230	1,224

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,395	1,352

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	344	344

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,800	1,777

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,171	2,115

Mellon Residential Funding Corp.
5.851% due 06/15/2030	4,317	4,260

Merrill Lynch Floating Trust
5.822% due 06/15/2022	6,357	6,321

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	706	701
5.341% due 02/25/2036	892	885

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	332	330
6.131% due 10/25/2035	518	509
6.973% due 01/25/2029	1,386	1,398

Morgan Stanley Capital I
5.812% due 10/15/2020	941	937

Prime Mortgage Trust
5.531% due 02/25/2019	164	164
5.531% due 02/25/2034	756	747

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resecuritization Mortgage Trust
5.379% due 04/26/2021	$1	$1

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	614	616

Salomon Brothers Mortgage Securities VII, Inc.
7.552% due 12/25/2030	702	700

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,482	1,475

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	931	906
5.752% due 07/19/2035	1,818	1,787
9.482% due 06/25/2029	855	921

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	6,344	6,323

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	1,702	1,682

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,124	3,121
5.842% due 09/15/2021	5,605	5,585

Washington Mutual, Inc.
5.401% due 12/25/2045	1,029	1,015
5.421% due 10/25/2045	568	555
5.527% due 02/27/2034	2,063	2,053
5.983% due 02/25/2046	5,269	5,118
6.183% due 11/25/2042	323	324
6.383% due 06/25/2042	1,368	1,347

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,431	2,378
4.950% due 03/25/2036	3,381	3,342

Total Mortgage-Backed Securities (Cost $123,037)		122,350

ASSET-BACKED SECURITIES 6.9%
AFC Home Equity Loan Trust
5.681% due 06/25/2028	419	409

Argent Securities, Inc.
5.201% due 04/25/2036	261	261

Asset-Backed Funding Certificates
5.191% due 01/25/2037	1,382	1,374

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035	472	471

Bear Stearns Asset-Backed Securities, Inc.
5.221% due 06/25/2047	1,212	1,204

Chase Funding Mortgage Loan Asset-Backed Certificates
5.871% due 10/25/2032	366	362

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,664

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	748	745
5.191% due 05/25/2037	18,591	18,400

Countrywide Asset-Backed Certificates
5.201% due 06/25/2037	1,640	1,627

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	370	362

First NLC Trust
5.201% due 08/25/2037	5,183	5,159

First USA Credit Card Master Trust
5.774% due 04/18/2011	4,800	4,801

Fremont Home Loan Trust
5.181% due 10/25/2036	3,723	3,698

GS Auto Loan Trust
5.344% due 07/15/2008	1,558	1,559

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.251% due 12/25/2035		$1,020	$1,019

GSR Mortgage Loan Trust
5.231% due 11/25/2030		283	280

HFC Home Equity Loan Asset-Backed Certificates
5.766% due 01/20/2035		2,040	1,995

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		1,026	1,016

JPMorgan Mortgage Acquisition Corp.
5.201% due 11/25/2036		517	514
5.380% due 04/01/2037		2,179	2,160

Lehman XS Trust
5.201% due 05/25/2046		601	600

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046		616	614
5.411% due 10/25/2034		53	52

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		4,242	4,228

Morgan Stanley ABS Capital I
5.171% due 10/25/2036		817	811

Residential Asset Securities Corp.
5.201% due 11/25/2036		1,869	1,854

Saxon Asset Securities Trust
5.191% due 11/25/2036		799	795

SLM Student Loan Trust
5.340% due 04/25/2012		1,202	1,202
5.360% due 10/25/2016		2,600	2,602

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		2,422	2,407

Structured Asset Securities Corp.
5.261% due 12/25/2035		688	687

USAA Auto Owner Trust
5.337% due 07/11/2008		1,161	1,161

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,055	1,055

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,247	1,240
5.251% due 12/25/2035		1,378	1,369

Total Asset-Backed Securities (Cost $71,161)			70,757

SOVEREIGN ISSUES 0.3%
Hydro Quebec
5.195% due 09/29/2049		1,200	1,131

Korea Development Bank
5.775% due 11/22/2012		2,200	2,191

Total Sovereign Issues (Cost $3,227)			3,322

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,825

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $7,523)			10,689

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049		913	9,809

Total Preferred Stocks (Cost $9,564)			9,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

CERTIFICATES OF DEPOSIT 1.8%
Calyon Financial, Inc.
5.340% due 01/16/2009	$3,000	$3,001

Fortis Bank NY
5.265% due 04/28/2008	1,200	1,201
5.265% due 06/30/2008	1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008	1,500	1,499
5.308% due 05/28/2008	1,600	1,600

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	600	599

Skandinav Enskilda BK
5.490% due 02/13/2009	300	300
5.670% due 10/03/2007	6,200	6,200

Societe Generale NY
5.269% due 06/30/2008	2,000	2,001

		17,901

COMMERCIAL PAPER 18.6%
Cox Communications, Inc.
6.002% due 01/15/2008	10,200	10,043

DnB NORBank ASA
5.080% due 01/04/2008	12,100	11,932

Fortis Funding LLC
5.125% due 10/01/2007	24,700	24,700

Freddie Mac
4.000% due 10/01/2007	30,000	30,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007	28,700	28,700

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	24,600	24,188

UBS Finance Delaware LLC
4.750% due 10/01/2007	27,700	27,700
5.250% due 10/18/2007	3,500	3,491

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007	30,700	30,602

		191,356

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	10,280	10,280

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/18/2009 valued at $10,486. Repurchase proceeds are $10,284.)

U.S. TREASURY BILLS 4.2%
4.013% due 11/29/2007 - 12/13/2007 (c)(g)	43,875	43,448

Total Short-Term Instruments (Cost $263,226)		262,985

PURCHASED OPTIONS (i) 0.3%
(Cost $1,378)		2,714

Total Investments (f) 100.2% (Cost $1,027,535)		$1,029,002

Written Options (j) (0.2%) (Premiums $1,389)		(2,084)

Other Assets and Liabilities (Net) 0.0%		254

Net Assets 100.0%		$1,027,172

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $1,237 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $34,917 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $58,056 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,094	$1,756
90-Day Eurodollar June Futures	Long	06/2008	1,475	1,336
90-Day Eurodollar June Futures	Long	06/2009	5	10
90-Day Eurodollar March Futures	Long	03/2008	743	448
90-Day Eurodollar March Futures	Long	03/2009	335	68
90-Day Eurodollar September Futures	Long	09/2008	590	1,230
90-Day Euroyen December Futures	Long	12/2007	206	48
E-mini S&P 500 Index December Futures	Long	12/2007	10,457	35,618
S&P 500 Index December Futures	Long	12/2007	538	8,404
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	915	(132)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	31	33
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	81	141
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	457	236
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	68
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	81	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	162
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	312	329

				$49,797

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$2,000	$0
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	5,000	(7)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	1,800	(14)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	1,300	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	4,200	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,200	(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	3,200	2
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	3,200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,600	(3)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	5,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	1,500	(3)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	3,800	98
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	3,200	20
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	1,300	15
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	6,200	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	5,200	8
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	1,000	(6)

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	$6,300	$(2)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,000	27
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	5,600	31
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	3,000	(33)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,200	1
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,200	(2)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	2,200	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	6,000	(881)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	3,900	8
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(22)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,400	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	5,300	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	3,200	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	6,000	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	15
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	500	9
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	3,100	49
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	700	(2)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,000	0

						$(727)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	$(7)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	22
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	20
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,100	13
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	43
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,500	40
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(117)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(185)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	291
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	110
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(37)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$102,300	(42)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(22)

							$156

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus .030%	05/15/2008	18,069	$2,060

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$122.000	11/20/2007	676	$13	$10
Call - CBOT U.S. Treasury 30-Year Note December Futures	133.000	11/20/2007	825	15	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	676	13	11
Put - CME S&P 500 Index December Futures	775.000	12/20/2007	400	11	0
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	660	19	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	700	20	9

				$91	$43

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$3,500	$18	$31
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	27,000	78	99
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	34,500	191	272
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	53,400	265	543
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	32
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	124,700	470	1,419

							$1,035	$2,396

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$3,000	$126	$137
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	138

					$252	$275

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	676	$165	$253
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	676	212	148

				$377	$401

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,500	$17	$24
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,000	75	68
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	15,000	183	194
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	23,000	276	378
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	41,600	448	993

							$1,012	$1,683

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$603	$583	0.06%

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2007

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,000	$8,823	$8,816

(m)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,056	10/2007	$163	$0	$163
Sell		47	10/2007	0	(3)	(3)
Buy	BRL	59,126	10/2007	3,080	0	3,080
Sell		59,126	10/2007	0	(1,670)	(1,670)
Buy		17,497	03/2008	1,114	0	1,114
Buy		59,126	07/2008	1,480	0	1,480
Buy	CAD	2,665	11/2007	35	0	35
Buy	CNY	15,519	11/2007	26	0	26
Sell		15,519	11/2007	0	(12)	(12)
Buy		9,454	01/2008	1	0	1
Sell		9,454	01/2008	0	(10)	(10)
Buy	EUR	4,663	10/2007	315	0	315
Sell	GBP	3,760	11/2007	0	(137)	(137)
Buy	IDR	7,056,000	05/2008	0	(40)	(40)
Buy	INR	28,655	10/2007	22	0	22
Sell		28,655	10/2007	0	(29)	(29)
Buy		76,489	05/2008	97	0	97
Buy	JPY	855,548	10/2007	54	0	54
Sell		1,116,622	10/2007	26	0	26
Buy	KRW	1,332,772	05/2008	22	0	22
Buy		4,742,342	08/2008	85	0	85
Buy	MXN	59,720	03/2008	11	(20)	(9)
Buy		4,221	07/2008	2	0	2
Buy	MYR	9,670	05/2008	4	(26)	(22)
Buy	NZD	517	10/2007	33	0	33
Sell		11,459	10/2007	0	(130)	(130)
Buy	PHP	104,141	05/2008	23	0	23
Buy	PLN	16,761	07/2008	228	0	228
Buy	RUB	24,216	11/2007	49	0	49
Buy		74,460	12/2007	142	0	142
Buy		148,990	01/2008	180	0	180
Buy		12,608	07/2008	5	0	5
Buy	SGD	8,557	10/2007	158	0	158
Sell		8,619	10/2007	0	(119)	(119)
Buy		1,175	02/2008	9	0	9
Buy		8,259	05/2008	115	0	115

				$7,479	$(2,196)	$5,283

58	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	204	201
6.880% due 03/22/2013	47	46
6.972% due 03/22/2013	116	114

Tell Group PLC
7.070% due 08/09/2011	691	667

Total Bank Loan Obligations (Cost $2,957)		3,028

CORPORATE BONDS & NOTES 25.6%

BANKING & FINANCE 21.6%
Ajax Re Ltd.
11.944% due 05/08/2009	400	402

American Express Bank FSB
5.196% due 06/22/2009	2,300	2,291
6.000% due 09/13/2017	1,000	997

American Express Centurion Bank
6.000% due 09/13/2017	1,000	997

American Express Credit Corp.
5.880% due 11/09/2009	1,200	1,194

American International Group, Inc.
5.050% due 10/01/2015	100	95

Bank of America Corp.
5.370% due 11/06/2009	400	398
5.736% due 09/18/2009	800	801

Bank of America N.A.
5.505% due 02/27/2009	1,000	997

Bank of Ireland
5.696% due 12/18/2009	1,500	1,496

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,042

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	1,600	1,562
5.660% due 01/30/2009	700	694
5.760% due 07/19/2010	2,600	2,556

BNP Paribas
5.186% due 06/29/2049	1,200	1,101

Calabash Re II Ltd.
14.094% due 01/08/2010	1,000	1,034
15.294% due 01/08/2010	1,000	1,066
16.594% due 01/08/2010	800	835

Citigroup Funding, Inc.
5.200% due 06/26/2009	500	499

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	600	601

Citigroup, Inc.
5.228% due 12/28/2009	1,900	1,894
6.000% due 08/15/2017	1,900	1,948
6.125% due 08/25/2036	1,200	1,192

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	12,800	12,705

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,090
5.430% due 01/20/2010	3,000	2,987
5.628% due 08/15/2011	2,200	2,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GMAC LLC
6.000% due 12/15/2011	$100	$92

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,000	996
5.250% due 12/23/2008	500	498
5.300% due 12/22/2008	1,500	1,496
5.300% due 06/23/2009	1,000	997
5.610% due 11/16/2009	800	799
6.250% due 09/01/2017	1,200	1,228

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Finance Corp.
5.630% due 05/10/2010	400	399
5.784% due 03/12/2010	3,500	3,476

JPMorgan Chase & Co.
5.179% due 06/26/2009	500	500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,315

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	900	887
5.450% due 04/03/2009	2,400	2,363
6.200% due 09/26/2014	1,800	1,810

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	997
5.585% due 08/22/2008	400	400
5.665% due 08/14/2009	1,200	1,192
6.050% due 08/15/2012	1,200	1,232

MetLife, Inc.
6.400% due 12/15/2036	300	286

Morgan Stanley
5.189% due 11/21/2008	500	498

Mystic Re Ltd.
11.841% due 12/05/2008	800	811

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	500

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	3,300	3,298

SLM Corp.
5.500% due 07/27/2009	400	385

State Street Capital Trust IV
6.694% due 06/15/2037	100	91

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,025

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	100

Wachovia Bank N.A.
5.330% due 10/03/2008	500	499

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,700
5.490% due 10/15/2011	1,500	1,484
5.671% due 12/01/2009	200	200

		86,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 2.8%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$800	$796

AstraZeneca PLC
5.900% due 09/15/2017	300	305
6.450% due 09/15/2037	200	208

CODELCO, Inc.
6.150% due 10/24/2036	100	98

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	300	298

HJ Heinz Co.
6.428% due 12/01/2008	100	102

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,842

Peabody Energy Corp.
7.875% due 11/01/2026	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Rohm & Haas Co.
6.000% due 09/15/2017	400	402

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Transocean, Inc.
5.869% due 09/05/2008	500	499

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	1,700	1,701

		11,162

UTILITIES 1.2%
AT&T, Inc.
5.460% due 02/05/2010	400	399

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,247

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	637

Qwest Corp.
7.625% due 06/15/2015	500	526

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	275

Telefonica Emisones SAU
5.888% due 06/19/2009	700	700

		4,784

Total Corporate Bonds & Notes (Cost $102,159)		101,995

MUNICIPAL BONDS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	398

Total Municipal Bonds (Cost $389)		398

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 92.2%
Fannie Mae
3.855% due 08/01/2033	127	127
4.344% due 09/01/2033	968	963

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.673% due 05/25/2035	$100	$99
4.898% due 06/01/2033	320	319
5.000% due 11/01/2017 - 03/01/2036 (e)	17,468	17,094
5.000% due 04/25/2033 - 10/01/2037	7,024	6,701
5.191% due 12/25/2036	341	338
5.251% due 03/25/2034	241	240
5.287% due 01/01/2036	369	368
5.481% due 03/25/2044	836	830
5.500% due 10/01/2022 - 10/01/2037	77,452	75,963
5.500% due 05/01/2032 - 09/01/2037 (e)	138,102	135,444
5.531% due 11/25/2032	81	82
5.545% due 05/01/2036	15	15
6.000% due 10/01/2037	56,000	56,079
6.118% due 09/01/2034	75	76
6.205% due 07/01/2044	138	139
6.260% due 12/01/2036	66	67
6.500% due 10/01/2035 - 09/01/2037 (e)	10,000	10,185
7.000% due 09/01/2013 (e)	10	10
8.000% due 12/01/2030 (e)	3	3

Freddie Mac
4.205% due 03/01/2034	478	480
4.500% due 10/01/2007	23	23
5.500% due 08/15/2030	3	3
5.500% due 05/01/2037 - 09/01/2037 (e)	13,000	12,732
5.902% due 07/15/2019 - 10/15/2020	12,276	12,240
5.982% due 02/15/2019	4,365	4,354
6.000% due 06/01/2037 - 10/01/2037	12,600	12,617
6.000% due 09/01/2037 (e)	8,000	8,011
6.205% due 02/25/2045	78	78
7.198% due 02/01/2024	20	20
8.000% due 01/01/2017 (e)	22	24

Ginnie Mae
6.000% due 12/15/2036 - 09/15/2037	9,000	9,059
6.375% due 03/20/2027	4	4
8.000% due 02/15/2030 (e)	2	2

Small Business Administration
4.750% due 07/01/2025	1,161	1,126
5.520% due 06/01/2024	1,276	1,294

Total U.S. Government Agencies (Cost $369,016)		367,209

U.S. TREASURY OBLIGATIONS 17.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,310	10,938
1.875% due 07/15/2013	3,964	3,902
2.000% due 07/15/2014	7,393	7,296
2.000% due 01/15/2016	2,309	2,258
2.000% due 01/15/2026	630	601
2.375% due 04/15/2011	1,048	1,055
2.375% due 01/15/2025	663	669
2.625% due 07/15/2017	1,106	1,140
3.000% due 07/15/2012	9,959	10,368
3.500% due 01/15/2011	2,869	2,994

U.S. Treasury Bonds
4.750% due 08/15/2017	16,800	17,008

U.S. Treasury Notes
4.125% due 08/31/2012	10,000	9,951

Total U.S. Treasury Obligations (Cost $68,171)		68,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$309	$306

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,600	1,600

Banc of America Funding Corp.
4.112% due 05/25/2035	504	495
6.144% due 01/20/2047	541	542

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	154	155
6.500% due 09/25/2033	48	48

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	167	169
5.035% due 04/25/2033	7	7
5.070% due 11/25/2034	1,146	1,137
5.302% due 02/25/2033	1	1
6.090% due 01/25/2034	17	17

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	634	629
5.374% due 05/25/2035	1,124	1,127
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	163	160

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	528	511
6.000% due 10/25/2033	126	122

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	1,329	1,315
4.796% due 11/25/2034	718	710
5.250% due 02/20/2036	151	150
5.401% due 05/25/2034	46	45

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	2,135	2,132

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	398	396

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	644	640
5.211% due 01/25/2047	725	709

GSR Mortgage Loan Trust
5.251% due 11/25/2035	713	682
5.308% due 06/25/2034	522	521
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	9,900	9,806

Impac CMB Trust
6.305% due 07/25/2033	81	80

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	236	235

JPMorgan Mortgage Trust
5.023% due 02/25/2035	423	410

MASTR Asset Securitization Trust
5.500% due 09/25/2033	38	37

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	18	18
5.341% due 02/25/2036	260	258

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173
6.131% due 10/25/2035	138	135
6.973% due 01/25/2029	144	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
5.531% due 02/25/2019	18	18
5.531% due 02/25/2034	105	104

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	499	473

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	243	243

Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035	573	564

Structured Asset Securities Corp.
5.322% due 10/25/2035	608	603

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	567	561

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	1	1

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
5.527% due 02/27/2034	68	68
5.771% due 12/25/2027	1,288	1,277
5.983% due 02/25/2046	413	401
6.183% due 11/25/2042	105	106
6.383% due 08/25/2042	67	67

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	878	859
4.950% due 03/25/2036	660	652
4.991% due 10/25/2035	4,716	4,686

Total Mortgage-Backed Securities (Cost $36,552)		36,665

ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp.
5.181% due 12/25/2036	205	203

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	18	17

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	399	397
5.291% due 05/25/2035	126	126

Bank One Issuance Trust
5.862% due 12/15/2010	4,400	4,402

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	759	754
5.211% due 10/25/2036	302	301

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	2,718	2,698

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,000	1,000

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	6,337	6,299
5.211% due 06/25/2037	565	561
5.611% due 12/25/2031	100	98

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	18	18

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	994	980
5.181% due 12/25/2036	589	585
5.201% due 12/25/2037	2,830	2,809

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,600	1,600

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.181% due 10/25/2036	$2,014	$2,001
5.191% due 01/25/2037	454	449

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	455	453

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	847	843
5.181% due 10/25/2036	2,353	2,325

Lehman XS Trust
5.201% due 05/25/2046	188	188

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	828	826
5.171% due 11/25/2036	2,246	2,234
5.411% due 10/25/2034	13	13

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	646	642

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	2,200	2,201

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	410	409
5.201% due 08/25/2036	1,622	1,617

Morgan Stanley ABS Capital I
5.181% due 10/25/2036	259	258

Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	2,325	2,310

Option One Mortgage Loan Trust
5.181% due 07/25/2036	326	325

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	959	956
5.231% due 08/25/2046	2,419	2,398

Soundview Home Equity Loan Trust
5.211% due 01/25/2037	2,491	2,474

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	93	93

Total Asset-Backed Securities (Cost $46,108)		45,863

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015	100	97

Total Sovereign Issues (Cost $99)		97

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	$173

Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	284

General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,780

Total Foreign Currency-Denominated Issues (Cost $3,137)			3,237

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.448% due 12/31/2049		217	2,331

Total Preferred Stocks (Cost $2,294)			2,331

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.1%

CERTIFICATES OF DEPOSIT 3.4%
Calyon Financial, Inc.
5.340% due 01/16/2009		$1,200	1,201

Dexia S.A.
5.270% due 09/29/2008		4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008		1,500	1,501
5.300% due 09/30/2008		1,100	1,100

Nordea Bank Finland PLC
5.267% due 03/31/2008		500	500
5.308% due 05/28/2008		500	500

Skandinav Enskilda BK
5.670% due 10/03/2007		1,900	1,900

Societe Generale NY
5.271% due 06/30/2008		2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008		600	599

			13,703

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 11.6%
Calyon N.A. LLC
5.395% due 06/29/2010	$100	$100

Cox Communications, Inc.
6.002% due 01/15/2008	4,400	4,332

Swedbank AB
5.680% due 10/16/2007	11,800	11,772

UBS Finance Delaware LLC
5.500% due 10/15/2007	11,800	11,775

Unicredito Italiano SpA
5.500% due 10/15/2007	2,400	2,395

Westpac Banking Corp.
5.250% due 11/02/2007	15,800	15,726

		46,100

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,395	3,395

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,467. Repurchase proceeds are $3,396.)

U.S. TREASURY BILLS 6.3%
3.849% due 11/29/2007 - 12/13/2007 (a)(c)(f)	25,220	24,968

Total Short-Term Instruments (Cost $88,279)		88,166

PURCHASED OPTIONS (h) 0.5%
(Cost $953)		1,889

Total Investments (d) 180.8% (Cost $721,114)		$720,045

Written Options (i) (0.4%) (Premiums $1,070)		(1,560)

Other Assets and Liabilities (Net) (80.4%)		(320,164)

Net Assets 100.0%		$398,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal Amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $4,501 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $177,145 at a weighted average interest rate of 5.43%. On September 30, 2007, securities valued at $183,240 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $24,473 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	292	$445
90-Day Eurodollar June Futures	Long	06/2008	960	974
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2009	30	26
90-Day Eurodollar September Futures	Long	09/2008	362	457
90-Day Euroyen December Futures	Long	12/2007	71	14

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	825	$2,777
S&P 500 Index December Futures	Long	12/2007	879	13,817
U.S. Treasury 10-Year Note December Futures	Long	12/2007	263	(148)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	12	13
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	41	65
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	150	16
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	30
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	71	41
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	65	86
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31	38

				$18,653

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$3,600	$(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(7)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	4,000	(6)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,500	(3)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,600	(2)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	2,300	3
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	1,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	1,600	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	1,500	(19)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	300	(1)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	84
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	2,400	(6)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	1,900	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(1)

						$141

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,400	$(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		1,900	15
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		13,900	(11)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	1,700	(3)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		400	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		700	9
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,000	16
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	17
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,100	20
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		2,500	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,900	14
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		600	(18)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	(3)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		900	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	(3)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	4
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(19)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		7,400	97
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	21
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		500	(16)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	90
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(273)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,100	26
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	194
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008	JPY	760,000	(3)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		4,700	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(2)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		2,000	40
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,000	(4)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(5)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,000	(7)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		100	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	50
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,400	(3)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,500	(63)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		900	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(42)

							$195

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$130.000	11/20/2007	50	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	218	4	3
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	332	9	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	300	9	4
Put - CME S&P 500 Index December Futures	850.000	12/20/2007	160	5	2
Put - CME S&P 500 Index December Futures	675.000	12/21/2007	110	3	0

				$31	$10

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$24,500	$118	$216
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	9,000	26	33
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	12,000	90	161
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	311
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	22,900	113	233
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	27,300	160	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	29	66
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	9,000	32	80
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	42,800	154	487

							$898	$1,875

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2037	$104.625	12/05/2007	$12,600	$2	$2
Put - OTC Fannie Mae 5.000% due 12/01/2037	80.500	12/05/2007	7,000	1	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	32,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	61,000	7	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	9,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	51,100	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	8,000	1	0
Put - OTC Ginnie Mae 6.000% due 11/01/2037	89.000	11/13/2007	9,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.500	12/21/2007	5,000	1	0

				$24	$4

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	104	$44	$37
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	253	108	95
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	29	19	12
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	51	14	11

				$185	$155

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$10,500	$117	$169
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	2,000	25	23
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	5,000	86	140
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	247
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	10,000	120	164
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	6,700	89	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	5,000	61	70
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	3,000	31	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	14,300	148	341

							$885	$1,405

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$17,000	$16,772	$16,652
Freddie Mac	6.000%	10/01/2037	12,600	12,692	12,614
U.S. Treasury Bonds	4.750%	08/15/2017	16,800	17,000	17,178
U.S. Treasury Notes	4.125%	08/31/2012	10,000	9,946	10,016
U.S. Treasury Notes	4.500%	05/15/2017	8,300	8,298	8,421
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,302	1,319

				$66,010	$66,200

(2) Market value includes $370 of interest payable on short sales.

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,487	10/2007	$82	$0	$82
Sell		17	10/2007	0	(1)	(1)
Buy	BRL	14,042	10/2007	596	0	596
Sell		14,042	10/2007	0	(478)	(478)
Buy		491	11/2007	9	0	9
Buy		10,393	03/2008	705	0	705
Buy		14,042	07/2008	416	0	416
Buy	CAD	1,190	11/2007	17	0	17
Buy	CLP	64,260	03/2008	4	0	4
Buy	CNY	3,651	11/2007	4	0	4
Sell		3,651	11/2007	0	(2)	(2)
Buy		1,888	01/2008	0	0	0
Sell		1,888	01/2008	0	(2)	(2)
Buy	EUR	1,162	10/2007	79	0	79
Sell		1,985	10/2007	0	(119)	(119)
Sell	GBP	1,551	11/2007	0	(51)	(51)
Buy	IDR	2,469,600	05/2008	0	(14)	(14)
Buy	INR	18,763	10/2007	15	0	15
Sell		18,763	10/2007	0	(19)	(19)
Buy		30,404	05/2008	37	0	37
Buy	JPY	387,739	10/2007	24	0	24
Sell		407,114	10/2007	10	0	10
Buy	KRW	659,907	01/2008	4	0	4
Buy		323,459	05/2008	8	0	8
Buy		500,512	08/2008	9	0	9
Buy	MXN	18,517	03/2008	10	(9)	1
Buy		5,611	07/2008	4	0	4
Buy	MYR	3,221	05/2008	1	(9)	(8)
Buy	NZD	200	10/2007	13	0	13
Buy	PHP	37,343	05/2008	8	0	8
Buy	PLN	672	03/2008	15	0	15
Buy		3,945	07/2008	52	0	52
Buy	RUB	7,407	11/2007	15	0	15
Buy		21,234	12/2007	41	0	41
Buy		46,348	01/2008	49	0	49
Buy		6,181	07/2008	2	0	2
Buy	SGD	3,595	10/2007	62	0	62
Sell		3,518	10/2007	0	(48)	(48)
Buy		602	02/2008	5	0	5
Buy		3,653	05/2008	50	0	50
Buy	ZAR	39	07/2008	0	0	0

				$2,346	$(752)	$1,594

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 43.7%

BANKING & FINANCE 30.9%
American Express Centurion Bank
5.674% due 04/17/2009	$1,200	$1,196

American Honda Finance Corp.
5.784% due 03/09/2009	500	500

ANZ National International Ltd.
5.396% due 08/07/2009	1,100	1,097

Bank of America Corp.
5.608% due 06/19/2009	1,700	1,694
6.000% due 09/01/2017	300	308

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	400	396
5.510% due 04/29/2008	900	899
5.590% due 08/21/2009	200	195

BNP Paribas
5.186% due 06/29/2049	200	184

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	192

Calabash Re II Ltd.
14.094% due 01/08/2010	400	414
15.294% due 01/08/2010	400	426

CIT Group, Inc.
5.510% due 01/30/2009	1,100	1,061
5.704% due 05/23/2008	100	98
5.748% due 12/19/2008	100	97

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100
5.200% due 06/26/2009	200	200
5.714% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	299
5.228% due 12/28/2009	300	299
5.500% due 08/27/2012	900	911
6.000% due 08/15/2017	300	308
6.125% due 08/25/2036	100	99

Ford Motor Credit Co.
6.625% due 06/16/2008	5,300	5,261

Foundation Re II Ltd.
12.270% due 11/26/2010	400	411

General Electric Capital Corp.
5.430% due 01/20/2010	700	697
5.734% due 03/12/2010	100	100

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	200	199
5.300% due 12/22/2008	200	199
5.460% due 07/29/2008	400	400
5.470% due 11/10/2008	300	299
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	20	20
6.250% due 09/01/2017	600	614

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	599

HSBC Bank USA N.A.
5.864% due 06/10/2009	300	299

HSBC Finance Corp.
5.420% due 10/21/2009	200	199
5.824% due 09/15/2008	1,000	1,000

HSBC Holdings PLC
6.500% due 05/02/2036	400	405

International Lease Finance Corp.
5.719% due 05/24/2010	1,500	1,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.550% due 10/02/2009	$500	$500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	200	194
5.450% due 10/22/2008	500	497
5.450% due 04/03/2009	300	295
5.580% due 07/18/2011	300	287
5.630% due 11/10/2009	200	195

MBNA Corp.
5.790% due 05/05/2008	1,100	1,103

Merrill Lynch & Co., Inc.
5.794% due 06/16/2008	1,600	1,600

MetLife, Inc.
6.400% due 12/15/2036	100	95

Morgan Stanley
5.470% due 02/09/2009	900	895
5.485% due 11/09/2007	600	600
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.841% due 12/05/2008	300	304

National Australia Bank Ltd.
5.765% due 09/11/2009	400	401

Pricoa Global Funding I
5.440% due 01/25/2008	600	600

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300
6.990% due 10/29/2049 (a)	2,700	2,755

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	700	700
5.420% due 10/21/2008	600	599

SLM Corp.
5.570% due 07/25/2008	1,300	1,282

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	186

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	93

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.250% due 03/23/2009	800	799

Wachovia Corp.
5.410% due 10/28/2008	600	600
5.490% due 10/15/2011	200	198

Wells Fargo & Co.
5.270% due 03/23/2010	800	797
5.764% due 03/10/2008	800	801

		41,562

INDUSTRIALS 8.6%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	500	497

AstraZeneca PLC
5.900% due 09/15/2017	100	102
6.450% due 09/15/2037	100	104

Comcast Corp.
5.660% due 07/14/2009	400	398

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	$300	$298
6.053% due 03/13/2009	200	199
6.133% due 03/13/2009	300	299

Diageo Capital PLC
5.480% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	99

General Electric Co.
5.764% due 12/09/2008	400	401

International Business Machines Corp.
5.700% due 09/14/2017	2,000	2,014

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	101

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Safeway, Inc.
5.550% due 03/27/2009	1,300	1,302

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	328

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	709
5.625% due 08/14/2009	500	500

Time Warner, Inc.
5.730% due 11/13/2009	1,500	1,483

Transocean, Inc.
5.869% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

		11,541

UTILITIES 4.2%
AT&T, Inc.
5.648% due 05/15/2008	200	200
5.785% due 11/14/2008	1,300	1,301

BellSouth Corp.
5.658% due 08/15/2008	400	400
5.682% due 11/15/2007	500	500

Enel Finance International S.A.
6.800% due 09/15/2037	700	715

Florida Power Corp.
5.975% due 11/14/2008	700	701

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

Southern California Edison Co.
5.459% due 02/02/2009	200	200

Telefonica Emisones SAU
5.888% due 06/19/2009	1,000	999

TXU Electric Delivery Co.
6.069% due 09/16/2008	600	594

		5,707

Total Corporate Bonds & Notes (Cost $58,893)		58,810

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	90

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	$25	$25

Total Municipal Bonds (Cost $120)		115

U.S. GOVERNMENT AGENCIES 61.2%
Fannie Mae
4.119% due 06/01/2034	614	614
4.338% due 03/01/2035	51	52
4.462% due 09/01/2035	272	271
4.554% due 07/01/2035	204	204
4.638% due 09/01/2035	273	272
4.657% due 12/01/2033	108	110
4.694% due 12/01/2033	76	76
4.832% due 06/01/2035	298	296
4.906% due 10/01/2034	30	31
4.989% due 06/01/2035	280	279
5.000% due 10/01/2035 - 03/01/2036 (e)	8,616	8,234
5.000% due 10/01/2037	1,000	954
5.481% due 09/25/2042	219	221
5.500% due 10/01/2022 - 10/01/2037	13,000	12,755
5.500% due 04/01/2034 - 08/01/2037 (e)	17,644	17,292
6.000% due 01/01/2036 - 10/01/2036 (e)	9,810	9,833
6.000% due 10/01/2037	11,000	11,015
6.500% due 08/01/2037 (e)	2,000	2,037
6.944% due 11/01/2035	42	44

Freddie Mac
4.705% due 06/01/2035	479	474
4.906% due 11/01/2034	184	184
5.000% due 12/15/2020 - 01/15/2024	207	207
5.500% due 08/15/2030 - 09/01/2037 (e)	5,000	4,897
5.902% due 07/15/2019 - 10/15/2020	5,234	5,218
5.982% due 02/15/2019	1,746	1,742
6.000% due 09/01/2037 (e)	3,000	3,004
6.152% due 06/15/2018	30	30

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	2,000	2,013

Small Business Administration
5.520% due 06/01/2024	20	20

Total U.S. Government Agencies (Cost $82,400)		82,379

U.S. TREASURY OBLIGATIONS 5.6%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	225	222
2.000% due 01/15/2016	525	513
2.000% due 01/15/2026	420	401
2.375% due 04/15/2011	314	317
2.375% due 01/15/2027	3,303	3,345
2.625% due 07/15/2017	502	518
3.000% due 07/15/2012	2,200	2,290

Total U.S. Treasury Obligations (Cost $7,551)		7,606

MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	44	44

Banc of America Funding Corp.
4.112% due 05/25/2035	72	71

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	$428	$429

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	185	183
4.771% due 11/25/2034	155	153
5.070% due 11/25/2034	477	473
6.090% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	13	13
5.507% due 09/25/2035	59	59

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	82	80
4.900% due 12/25/2035	138	138

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	450	446
5.411% due 02/25/2037	743	721

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	549	544
4.796% due 11/25/2034	292	289
5.250% due 02/20/2036	75	75
5.371% due 04/25/2035	39	39

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	73	73

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	354	339

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	1,179	1,173
5.722% due 05/19/2035	65	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	140	135

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	141	140

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	77	76

Mellon Residential Funding Corp.
5.787% due 12/15/2030	573	568
5.851% due 06/15/2030	8	7

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	393	394
5.341% due 02/25/2036	74	74

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	192	194
5.316% due 08/25/2034	261	263
6.383% due 01/25/2035	136	137

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	72	70

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	243	240

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	946	943

Washington Mutual, Inc.
5.321% due 04/25/2045	38	38
5.777% due 10/25/2046	771	766
6.183% due 11/25/2042	45	45

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	405	396
4.950% due 03/25/2036	330	326

Total Mortgage-Backed Securities (Cost $10,618)		10,611

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
5.191% due 10/25/2036		$345	$342

American Express Credit Account Master Trust
6.252% due 02/15/2012		311	310

Argent Securities, Inc.
5.181% due 09/25/2036		99	99

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035		8	8
5.406% due 09/25/2034		71	70

Carrington Mortgage Loan Trust
5.196% due 02/25/2036		18	18

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037		748	742

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047		275	273
5.201% due 06/25/2037		234	232
5.611% due 12/25/2031		1	1

GSR Mortgage Loan Trust
5.231% due 11/25/2030		20	19

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		158	156

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036		108	108

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036		1,056	1,050
5.211% due 02/25/2036		20	20
5.221% due 01/25/2046		60	59
5.411% due 10/25/2034		10	10

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		204	203

Park Place Securities, Inc.
5.443% due 10/25/2034		325	310

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036		337	334

Residential Asset Securities Corp.
5.201% due 11/25/2036		267	265

SLM Student Loan Trust
5.340% due 04/25/2012		207	207
5.350% due 10/27/2014		1,212	1,212
5.360% due 01/25/2016		174	174
5.360% due 01/25/2018		97	97
5.370% due 01/26/2015		17	17

Soundview Home Equity Loan Trust
5.191% due 06/25/2036		137	137

Structured Asset Securities Corp.
5.181% due 10/25/2036		331	328
5.261% due 12/25/2035		59	59

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		240	238

Total Asset-Backed Securities (Cost $7,148)			7,098

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		13	14

Total Sovereign Issues (Cost $14)			14

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	426

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	$2,641

Total Foreign Currency-Denominated Issues (Cost $2,946)			3,067

		SHARES
PREFERRED STOCKS 0.7%
DG Funding Trust
7.448% due 12/31/2049		85	913

Total Preferred Stocks (Cost $904)			913

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 7.5%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007		$3,800	3,792

Svenska Handelsbanken AB
5.540% due 10/15/2007		1,700	1,696

UBS Finance Delaware LLC
5.500% due 10/15/2007		800	798

Unicredito Italiano SpA
5.500% due 10/15/2007		3,800	3,792

			10,078

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$3,865	$3,865

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,944. Repurchase proceeds are $3,866.)

U.S. TREASURY BILLS 7.1%
3.853% due 11/29/2007 - 12/13/2007 (b)(f)	9,725	9,621

Total Short-Term Instruments (Cost $23,593)		23,564

PURCHASED OPTIONS (h) 0.6%
(Cost $420)		780

Total Investments (d) 144.8% (Cost $194,607)		$194,957

Written Options (i) (0.5%) (Premiums $472)		(642)

Other Assets and Liabilities (Net) (44.3%)		(59,654)

Net Assets 100.0%		$134,661

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $1,555 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $43,895 at a weighted average interest rate of 5.44%. On September 30, 2007, securities valued at $45,296 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $9,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	328	$582
90-Day Eurodollar June Futures	Long	06/2008	295	297
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2008	123	95
90-Day Eurodollar March Futures	Long	03/2009	73	18
90-Day Eurodollar September Futures	Long	09/2008	32	61
90-Day Euroyen December Futures	Long	12/2007	23	5
E-mini S&P 500 Index December Futures	Long	12/2007	160	486
S&P 500 Index December Futures	Short	12/2007	382	(3,746)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	21	37
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	93	24
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	41	23
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	42
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	48

				$(2,005)

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	1,300	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	300	(1)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	500	2
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	500	(2)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	1,400	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	800	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	900	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	700	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	700	(9)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	1,200	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	700	(2)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	800	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	500	28
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	100	0

						$22

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,200	$(3)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	700	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		500	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		300	4
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		800	6
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	6
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	7
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		200	4
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		1,300	13
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		800	6
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		300	(9)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		600	0
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	18
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,000	39
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	45
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	100
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		2,000	(2)

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$100	$0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	2,400	48
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	400	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	400	(3)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	1,900	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	200	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	700	(7)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	300	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	400	(1)

						$269

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,900.000	12/20/2007	288	$8	$0
Call - CME S&P 500 Index December Futures	1,950.000	12/20/2007	33	1	0

				$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$13,000	$63	$115
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	5,000	14	18
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	5,000	37	67
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	6,000	24	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	11,900	59	121
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,100	105	143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	11	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	9,000	26	103

							$405	$780

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2037	$80.000	12/05/2007	$1,000	$0	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	10,000	1	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	14,000	2	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.250	10/04/2007	16,000	2	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	89.250	11/06/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2037	91.000	11/06/2007	2,000	0	0

				$6	$0

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	43	$18	$15
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	98	42	37
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	12	8	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	15	4	3

				$72	$60

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$5,500	$62	$89
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	1,000	13	11
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	2,000	35	56
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	3,000	28	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	5,000	60	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	53	52
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	4,000	49	56
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	24
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	3,000	25	72

							$400	$582

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$2,800	$2,799	$2,841
U.S. Treasury Notes	4.625%	02/15/2017	500	501	507

				$3,300	$3,348

(2) Market value includes $60 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	464	10/2007	$24	$0	$24
Buy	BRL	16,627	10/2007	397	0	397
Sell		16,627	10/2007	0	(298)	(298)
Buy		2,366	03/2008	148	0	148
Buy		8,313	07/2008	249	0	249
Buy	CAD	377	11/2007	6	0	6
Buy	CNY	14,289	11/2007	10	0	10
Sell		14,289	11/2007	0	(12)	(12)
Buy		1,014	01/2008	0	0	0
Sell		1,014	01/2008	0	(1)	(1)
Sell	EUR	1,886	10/2007	0	(113)	(113)
Sell	GBP	611	11/2007	0	(19)	(19)
Buy	IDR	970,200	05/2008	0	(6)	(6)
Buy	INR	6,654	10/2007	5	0	5
Sell		6,654	10/2007	0	(7)	(7)
Buy		12,168	05/2008	15	0	15
Buy	JPY	172,754	10/2007	23	0	23
Sell		177,200	10/2007	4	0	4
Buy	KRW	253,981	01/2008	0	0	0
Buy		130,557	05/2008	3	0	3
Buy		313,301	08/2008	6	0	6
Buy	MXN	7,953	03/2008	3	(4)	(1)
Buy		2,307	07/2008	1	0	1
Buy	MYR	1,061	05/2008	1	(4)	(3)
Buy	NZD	72	10/2007	5	0	5
Buy	PHP	2,396	05/2008	1	0	1
Buy	PLN	247	03/2008	6	0	6
Buy		1,598	07/2008	22	0	22
Buy	RUB	4,009	11/2007	7	0	7
Buy		11,429	12/2007	22	0	22
Buy		18,554	01/2008	20	0	20
Buy		4,571	07/2008	2	0	2
Buy	SEK	987	12/2007	10	0	10
Buy	SGD	619	10/2007	10	0	10
Sell		591	10/2007	0	(8)	(8)
Buy		575	02/2008	5	0	5
Buy		584	05/2008	8	0	8

				$1,013	$(472)	$541

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$59,800	$59,807

Georgia-Pacific Corp.
6.948% due 12/20/2012	882	866
7.264% due 12/20/2012	1,048	1,028
7.474% due 12/20/2012	8,905	8,740

HCA, Inc.
7.448% due 11/16/2013	19,800	19,454

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	4,900
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	7,000	6,878

Total Bank Loan Obligations (Cost $118,204)		120,560

CORPORATE BONDS & NOTES 10.1%

BANKING & FINANCE 7.8%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	7,000	6,670

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,824

American Express Centurion Bank
5.819% due 05/07/2008	7,000	6,989
6.000% due 09/13/2017	24,800	24,721

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	15,000	15,143

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,563

Barclays Bank PLC
0.000% due 09/24/2008	235,000	296,518
7.434% due 09/29/2049	8,500	9,049

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	27,658

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,959

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	962

Calabash Re II Ltd.
14.094% due 01/08/2010	4,900	5,069
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	2,400	2,392

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,536

Citigroup Funding, Inc.
5.136% due 04/23/2009	5,000	4,995

Citigroup, Inc.
5.228% due 12/28/2009	49,400	49,234
5.400% due 01/30/2009	4,600	4,598

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,886

East Lane Re Ltd.
12.356% due 05/06/2011	4,300	4,321

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
7.250% due 10/25/2011	$15,825	$14,843
7.800% due 06/01/2012	1,000	952
7.875% due 06/15/2010	5,400	5,282
8.000% due 12/15/2016	200	187

Foundation Re II Ltd.
12.270% due 11/26/2010	10,500	10,779

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,770
5.390% due 10/26/2009	10,700	10,649
5.460% due 10/21/2010	4,500	4,453
5.744% due 12/12/2008	10,200	10,183

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	8,600	8,662

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,592

HSBC Finance Corp.
5.420% due 10/21/2009	600	597
5.500% due 05/21/2008	400	400

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	5,500	5,440

Longpoint Re Ltd.
10.944% due 05/08/2010	11,900	12,200

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	27,000	26,996

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,230
6.400% due 08/28/2017	24,100	24,912

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.600% due 01/22/2009	3,000	2,994

Mystic Re Ltd.
11.841% due 12/05/2008	6,600	6,692
14.541% due 12/05/2008	1,000	1,019

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	2,000	2,005

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	231

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,207

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,400	2,406
12.110% due 01/09/2008	4,300	4,322
13.110% due 01/09/2008	300	302

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	14,100	14,443
15.871% due 06/07/2010	12,400	12,829

Rockies Express Pipeline LLC
6.448% due 08/20/2009	11,600	11,597

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	3,997

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	4,900	4,897

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vita Capital II Ltd.
6.260% due 01/01/2010	$3,500	$3,479
6.760% due 01/01/2010	5,500	5,504

Vita Capital III Ltd.
6.460% due 01/01/2011	300	299
6.480% due 01/01/2012	8,000	7,953

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	19,000	18,834

Wachovia Bank N.A.
5.691% due 12/02/2010	27,200	27,059

World Savings Bank FSB
5.746% due 03/02/2009	2,700	2,709

		892,855

INDUSTRIALS 1.0%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,053

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,340

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,033

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,407
7.875% due 12/15/2007	7,600	7,628

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,819
6.375% due 10/01/2011	8,000	8,060

El Paso Corp.
6.375% due 02/01/2009	5,600	5,634

HCA, Inc.
9.250% due 11/15/2016	5,000	5,325

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,697

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,020
9.500% due 08/01/2008	1,100	1,130

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	276
8.625% due 02/01/2022	200	248
9.250% due 03/30/2018	8,300	10,462

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,900

Service Corp. International
6.500% due 03/15/2008	3,455	3,463

Valero Energy Corp.
6.625% due 06/15/2037	10,000	10,182

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,200

		115,877

UTILITIES 1.3%
BellSouth Corp.
4.240% due 04/26/2021	59,500	59,162

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	4,000	4,010

Dominion Resources, Inc.
5.755% due 11/14/2008	1,800	1,801

Embarq Corp.
7.082% due 06/01/2016	4,200	4,361

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,507

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Midwest Generation LLC
8.300% due 07/02/2009	$10,108	$10,285

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	4,711	4,741

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,507

Qwest Corp.
5.625% due 11/15/2008	1,000	1,004

		144,480

Total Corporate Bonds & Notes (Cost $1,090,998)		1,153,212

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,950	46,130

Total Convertible Bonds (Cost $45,406)		46,130

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,247

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,279

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,000	2,030

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,129

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,270	1,275

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	4,188

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,211

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,028

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,115	3,271

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,700	5,612

Total Municipal Bonds & Notes (Cost $20,022)		22,270

COMMODITY INDEX-LINKED NOTES 26.8%
ABN AMRO Bank NV
5.170% due 03/07/2008	106,800	131,892

American International Group, Inc.
0.000% due 03/20/2008	114,000	126,002

Bank of America N.A.
5.040% due 10/22/2007	122,000	171,791

Calyon Financial, Inc.
0.000% due 08/16/2008	97,000	108,938

Commonwealth Bank of Australia
0.000% due 09/30/2008	122,000	159,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit Suisse First Boston
5.255% due 01/14/2008 (m)	$94,700	$133,010

Eksportfinans ASA
5.356% due 06/18/2008	196,500	212,825

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	52,785

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	128,858

Landesbank Baden-Wurttemberg
0.000% due 10/25/2007	197,000	270,923

Lehman Brothers Treasury Co. BV
0.000% due 05/15/2008	100,000	108,838

Merrill Lynch & Co., Inc.
0.000% due 05/30/2008	50,000	54,298
5.360% due 03/24/2008	98,000	119,867

Morgan Stanley
0.000% due 02/06/2008	150,000	199,063

Natixis Financial Products, Inc.
0.000% due 05/30/2008	75,000	81,349
5.160% due 05/09/2008	86,000	96,736

Rabobank Nederland
0.000% due 07/22/2008	200,000	229,642

Svensk ExportKredit AB
5.140% due 05/19/2008	88,000	95,376
5.600% due 10/25/2007 (m)	125,000	171,979

TD NY LLC
0.000% due 01/17/2008	217,000	314,660

UBS AG
5.510% due 03/12/2008	81,000	103,124

Total Commodity Index-Linked Notes (Cost $2,460,000)		3,071,307

U.S. GOVERNMENT AGENCIES 30.7%
Fannie Mae
4.643% due 04/01/2035	582	582
4.666% due 05/01/2035	1,242	1,231
5.000% due 07/01/2035 - 09/01/2035 (h)	20,762	19,840
5.000% due 10/01/2035 - 03/01/2036	7,138	6,821
5.261% due 03/25/2036	3,058	3,046
5.500% due 07/01/2033 - 10/01/2037	2,688,574	2,633,807
5.500% due 02/01/2036 - 04/01/2036 (h)	11,931	11,696
5.950% due 02/25/2044	9,973	9,992
6.000% due 06/01/2031 - 10/01/2037	398,518	399,093
6.000% due 07/01/2036 - 04/01/2037 (h)	89,082	89,241
6.205% due 07/01/2044 - 09/01/2044	3,338	3,369
6.206% due 10/01/2044	2,727	2,752

Freddie Mac
5.000% due 01/15/2018 - 06/01/2037	33,115	32,207
5.500% due 05/15/2016	10,676	10,765
5.982% due 02/15/2019	111,850	111,562
6.000% due 07/01/2032 - 08/01/2037	132,201	132,383
6.152% due 11/15/2016 - 03/15/2017	3,218	3,231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.500% due 04/15/2037 - 10/01/2037	$19,804	$19,528
5.500% due 06/15/2037 - 08/15/2037 (h)	17,053	16,820

Total U.S. Government Agencies (Cost $3,484,937)		3,507,966

U.S. TREASURY OBLIGATIONS 98.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,979,567	1,914,459
1.625% due 01/15/2015	211,398	202,314
1.875% due 07/15/2013	582,146	573,051
1.875% due 07/15/2015	915,887	891,918
2.000% due 04/15/2012	168,424	167,253
2.000% due 01/15/2014	518,309	511,021
2.000% due 07/15/2014	785,588	775,215
2.000% due 01/15/2016	340,553	332,997
2.000% due 01/15/2026	348,107	332,551
2.375% due 01/15/2017	110,453	111,281
2.375% due 01/15/2025	1,218,282	1,229,418
2.375% due 01/15/2027	199,138	201,628
2.500% due 07/15/2016	406,450	414,135
3.000% due 07/15/2012	721,548	751,200
3.375% due 01/15/2012	5,572	5,861
3.375% due 04/15/2032	57,620	70,396
3.500% due 01/15/2011	276,835	288,990
3.625% due 04/15/2028	907,118	1,105,266
3.875% due 01/15/2009	99,765	101,839
3.875% due 04/15/2029	658,587	836,508
4.250% due 01/15/2010	429,309	449,735

Total U.S. Treasury Obligations (Cost $11,258,569)		11,267,036

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	866	864

Arkle Master Issuer PLC
5.732% due 11/19/2007	14,400	14,397

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	38,683	38,077
4.550% due 08/25/2035	21,599	21,548
4.879% due 01/25/2035	9,667	9,560

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	3,336	3,328

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,750	9,524
4.748% due 08/25/2035	10,833	10,728
4.900% due 12/25/2035	2,282	2,273

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,428	6,468

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	6,251	6,048
5.411% due 12/25/2035	991	981
5.576% due 09/20/2046	4,718	4,701
5.676% due 02/20/2047	14,696	14,343

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	7,203	7,056

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,334	1,333
5.231% due 10/25/2036	8,502	8,496

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	6,761	6,718

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.540% due 09/25/2035	$23,190	$22,968

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	3,830	3,813
5.722% due 05/19/2035	2,789	2,732

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	3,347	3,344

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	8,366	8,322

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	3,765	3,669

Securitized Asset Sales, Inc.
7.594% due 11/26/2023	102	101

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	5,931	5,907

Structured Asset Securities Corp.
5.181% due 05/25/2036	648	643
5.322% due 10/25/2035	6,487	6,429

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	1,144	1,143

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,147	1,143
5.241% due 11/25/2046	1,621	1,602
5.251% due 10/25/2046	22,133	21,812

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	41,348	41,197

Washington Mutual, Inc.
5.777% due 07/25/2046	17,170	17,151
5.793% due 12/25/2046	3,914	3,851
6.183% due 11/25/2042	1,090	1,094
6.483% due 11/25/2046	3,140	3,146

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	5,476	5,377
4.110% due 06/25/2035	5,513	5,486

Total Mortgage-Backed Securities (Cost $329,547)		328,937

ASSET-BACKED SECURITIES 2.0%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	423	423

ACE Securities Corp.
5.181% due 07/25/2036	4,049	4,031

Argent Securities, Inc.
5.181% due 10/25/2036	8,468	8,404

Asset-Backed Funding Certificates
5.191% due 11/25/2036	1,587	1,578
5.481% due 06/25/2034	8,986	8,783

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,246	1,239

Bank One Issuance Trust
5.862% due 12/15/2010	1,700	1,701

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,174	1,165
5.211% due 10/25/2036	1,512	1,505
5.461% due 01/25/2036	1,344	1,325
5.581% due 03/25/2043	178	177

Chase Credit Card Master Trust
5.872% due 02/15/2010	3,100	3,100

Chase Issuance Trust
5.762% due 12/15/2010	3,960	3,959

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	3,207	3,193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	$9,991	$9,944
5.181% due 01/25/2037	5,559	5,541
5.181% due 03/25/2037	6,003	5,975
5.191% due 09/25/2046	3,573	3,560
5.241% due 10/25/2046	8,632	8,592

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	19,580	19,301

Fremont Home Loan Trust
5.181% due 10/25/2036	1,526	1,516
5.191% due 01/25/2037	1,437	1,422
5.301% due 01/25/2036	1,485	1,481

GSAMP Trust
5.171% due 10/25/2046	2,848	2,833
5.201% due 10/25/2036	744	718

GSR Mortgage Loan Trust
5.231% due 11/25/2030	195	193

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,920	1,906

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	3,163	3,152

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,494	1,488
5.181% due 07/25/2036	3,230	3,215
5.181% due 08/25/2036	8,660	8,599
5.201% due 11/25/2036	2,182	2,171
5.341% due 06/25/2035	130	130

Lehman XS Trust
5.211% due 07/25/2046	5,409	5,389
5.211% due 11/25/2046	9,969	9,773

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 11/25/2036	1,474	1,466

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	308	307
5.211% due 01/25/2036	479	479

MBNA Credit Card Master Note Trust
5.505% due 09/15/2010	2,000	2,001
5.852% due 12/15/2011	1,300	1,298

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	6,097	6,064
5.191% due 04/25/2037	587	586
5.191% due 10/25/2037	5,826	5,783
5.201% due 07/25/2037	5,898	5,855
5.211% due 01/25/2037	381	381

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	393	391
5.171% due 06/25/2036	848	845
5.171% due 10/25/2036	5,843	5,802
5.181% due 09/25/2036	5,125	5,096

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,347	1,337

Option One Mortgage Loan Trust
5.171% due 02/25/2037	787	784
5.181% due 07/25/2036	652	649

Park Place Securities, Inc.
5.391% due 09/25/2035	517	513

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	2,110	2,103

Residential Asset Securities Corp.
5.201% due 04/25/2036	460	459
5.201% due 11/25/2036	17,453	17,328
5.221% due 01/25/2036	198	198

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036		$2,115	$2,097

SLM Student Loan Trust
5.330% due 10/25/2012		474	474
5.330% due 07/25/2013		851	851
5.340% due 04/25/2012		1,071	1,071

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		6,772	6,732
5.191% due 11/25/2036		4,391	4,367
5.231% due 10/25/2036		2,064	2,054
5.361% due 06/25/2035		239	238

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		808	802
5.176% due 11/25/2037		921	915

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		910	900

Structured Asset Securities Corp.
5.181% due 10/25/2036		9,661	9,565

WFS Financial Owner Trust
3.590% due 10/19/2009		1,836	1,827

Total Asset-Backed Securities (Cost $231,274)			229,501

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,400	10,246

Total Sovereign Issues (Cost $10,175)			10,246

FOREIGN CURRENCY-DENOMINATED ISSUES 5.3%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,965	26,451

Credit Logement S.A.
5.016% due 06/23/2015	EUR	1,400	2,003

France Government Bond
3.000% due 07/25/2012 (d)		11,203	16,722
3.150% due 07/25/2032 (d)		1,098	1,833

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	47,819
6.500% due 09/15/2067	GBP	9,400	19,144

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	4,343	6,198
2.350% due 09/15/2035 (d)		10,636	14,734

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,495,490	46,445
1.100% due 12/10/2016		10,627,320	91,533
1.200% due 06/10/2017		27,258,600	235,566

Pylon Ltd.
6.224% due 12/18/2008	EUR	3,700	5,311
8.624% due 12/18/2008		4,300	6,227

Republic of Germany
5.625% due 01/04/2028		8,400	13,548

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,200	7,644

Svenska Handelsbanken AB
4.910% due 03/16/2015		2,900	4,103

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,368

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,427

Total Foreign Currency-Denominated Issues (Cost $588,411)			612,076

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,713

Total Preferred Stocks (Cost $2,775)		2,713

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.276% due 07/02/2008	$91,300	91,337

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,304

Fortis Bank NY
5.074% due 06/30/2008	900	900
5.265% due 04/28/2008	7,200	7,203

Nordea Bank Finland PLC
5.071% due 03/31/2008	3,600	3,598
5.682% due 12/01/2008	5,500	5,493

Skandinav Enskilda BK
5.272% due 10/03/2007	14,500	14,500

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,487

		148,822

COMMERCIAL PAPER 4.8%
Australia & New Zealand Banking Group Ltd.
5.245% due 10/24/2007	15,900	15,847

Bank of America Corp.
5.230% due 11/20/2007	3,800	3,772

Bank of Ireland
5.165% due 11/08/2007	17,200	17,106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
5.050% due 01/28/2008	$13,000	$12,777

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	2,300	2,293
5.260% due 10/09/2007	4,400	4,395
5.520% due 10/15/2007	14,700	14,668

Danske Corp.
5.040% due 10/04/2007	19,300	19,292

DnB NORBank ASA
5.050% due 01/25/2008	3,900	3,835
5.225% due 11/15/2007	17,600	17,485

Fortis Funding LLC
5.125% due 10/01/2007	20,300	20,300

Freddie Mac
4.000% due 10/01/2007	269,200	269,200

General Electric Capital Corp.
5.170% due 11/06/2007	2,100	2,089
5.250% due 10/16/2007	15,500	15,466

HBOS Treasury Services PLC
5.250% due 10/16/2007	4,100	4,091

Intesa Funding LLC
5.180% due 10/01/2007	20,300	20,300

Rabobank USA Financial Corp.
5.000% due 10/01/2007	20,300	20,300

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	4,200	4,130

Svenska Handelsbanken AB
5.540% due 10/15/2007	17,400	17,362

Swedbank AB
5.065% due 10/29/2007	1,200	1,195
5.410% due 10/18/2007	2,700	2,693
5.680% due 10/16/2007	17,400	17,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
4.750% due 10/01/2007	$3,300	$3,300
5.200% due 10/23/2007	1,200	1,196
5.250% due 10/12/2007	2,000	1,997
5.500% due 10/15/2007	15,800	15,766

Unicredito Italiano SpA
5.185% due 11/27/2007	3,300	3,273
5.200% due 10/26/2007	12,500	12,455
5.500% due 10/15/2007	3,600	3,592

		547,534

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,165	3,165

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,231. Repurchase proceeds are $3,166.)

U.S. TREASURY BILLS 1.1%
3.794% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	122,925	121,650

Total Short-Term Instruments (Cost $821,463)		821,171

PURCHASED OPTIONS (k) 0.2%
(Cost $22,263)		27,041

Total Investments (g) 185.5% (Cost $20,484,044)		$21,220,166

Written Options (l) (0.3%) (Premiums $43,151)		(37,921)

Other Assets and Liabilities (Net) (85.2%)		(9,743,112)

Net Assets 100.0%		$11,439,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $30,682 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $12,718 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $3,493,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $150,722 at a weighted average interest rate of 5.49%. On September 30, 2007, securities valued at $137,544 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $49,315 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,236	$2,389
90-Day Euribor June Futures	Long	06/2009	557	634
90-Day Euribor March Futures	Long	03/2009	528	614
90-Day Euribor September Futures	Short	09/2008	217	60
90-Day Eurodollar December Futures	Long	12/2008	4,046	3,508
90-Day Eurodollar December Futures	Short	12/2007	354	90
90-Day Eurodollar June Futures	Long	06/2009	4,907	4,874
90-Day Eurodollar June Futures	Short	06/2008	2,193	(2,114)
90-Day Eurodollar March Futures	Short	03/2008	1,680	(827)
90-Day Eurodollar March Futures	Long	03/2008	5,475	6,530
90-Day Eurodollar March Futures	Short	09/2008	21	54
90-Day Eurodollar September Futures	Long	09/2009	2,893	769
90-Day Eurodollar September Futures	Short	09/2008	1,951	(2,291)
Euro-Bund 10-Year Bond December Futures	Short	12/2007	2,028	(113)

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond December Futures	Short	12/2007	66	$5
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,639	1,555
U.S. Treasury 10-Year Note December Futures	Short	12/2007	8,422	(2,322)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	7,048	(2,475)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,024	114
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	1,597
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	366	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(942)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	406	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	586

				$12,323

(j)	Swap agreements outstanding on September 30, 2007:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	$81.800	10/19/2007	628	$88
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	82.850	10/19/2007	338	0
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	80.300	11/15/2007	628	112
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	81.600	11/15/2007	338	0
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	684.000	02/27/2008	241	(620)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	701.000	02/27/2008	241	(580)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	882.000	02/27/2008	965	(614)
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	572.000	06/27/2008	241	253
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	580.000	06/27/2008	241	234
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	638.000	06/27/2008	965	394

							$(733)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	$3,500	$(12)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	55,400	(263)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	37,200	(93)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,300	(126)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	6,300	826
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	6,700	(24)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	9,100	(136)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	(11)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	(16)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,700	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	35
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	13,000	(258)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	3,000	(9)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	3,800	(14)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	49,000	(296)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,200	17
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	7,100	98
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	3,600	11
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	2,700	36
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	2,900	49

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	$27,700	$420
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	5,100	101
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	200	(12)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,100	(15)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	4,200	(13)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	2,300	43
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	6,100	82
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	13,000	4
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	50,000	(65)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,800	(35)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	(17)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	18,800	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	8
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	40
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	14,400	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	22,600	(280)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,000	(129)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	17,900	(43)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	11,100	(21)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	17,000	(10)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	6,600	209
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,500	(64)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,300	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,000	223
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,000	228
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	10,000	1,507
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,600	(50)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	3,700	19
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	13,500	(199)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	20,000	(422)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	27,300	636
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	17,330	507
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	500	6

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	$10,000	$1,490
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	7,000	88
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,400	(1,134)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	19,330	582
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	9,400	(498)
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	4,000	56
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	11,000	4
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	6,400	(107)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,200	635
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,500	(25)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	10,000	1,490
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	6,800	109
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	15,000	(48)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	(9)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,300	164
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	6,400	(49)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	12
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	45,300	(727)

							$4,367

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	156,400	$(92)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		19,300	24
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		143,700	(63)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,600	(49)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,600	180
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(1,423)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		606,900	(101)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	103
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(250)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		163,800	(103)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,400	33
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(737)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	157,500	529
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		46,000	(569)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		274,400	(3,150)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	9,000	(381)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		4,200	(50)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	96
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	(106)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,500	(27)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		40,000	334
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(235)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		34,400	229
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	596
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	682

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011	EUR	21,200	$274
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	456
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	(32)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	(154)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	(44)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	220
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	(138)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	(68)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,400	(364)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	18
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	2,577
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	(41)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	(105)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	482
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	569
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	158
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(75)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,532)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,108)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		9,400	(181)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	4,339
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		62,000	74
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	1,365
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	409
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	5,764
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(146)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		8,000	(190)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		11,800	(84)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(92)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(1,483)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	16,590,000	(1,863)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,730,000	(203)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,260,000	(168)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		34,100,000	342
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	389
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	(8)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		764,600	(792)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,014,500	(850)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		640,600	(459)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$113,600	(639)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		18,000	(426)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		99,900	1,324
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		197,600	6,078
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		89,700	(552)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		41,700	(436)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		310,800	3,785
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		31,200	904
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		74,100	(2,230)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,381)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(3,112)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		103,400	4,174
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		136,150	1,803
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		24,900	720
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		155,700	(6,702)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		95,900	(4,000)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	668
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		81,100	2,534
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		437,400	(13,151)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	6,186
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		121,700	(5,804)

							$(11,620)

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,973,786	$3,148
Barclays Bank PLC	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,685,329	2,618
Goldman Sachs & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,855,424	1,774
JPMorgan Chase & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,641	17
Lehman Brothers, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,023,379	1,589
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	11,684,669	18,122
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,391,976	(14,128)
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	675,449	2,631
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	171,570	(2,155)

						$13,616

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$123.000	11/20/2007	7,137	$135	$111
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,481	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	7,160	135	112
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	103	2	2
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	3,718	70	58

				$389	$322

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$499,000	$2,794	$3,939
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	84,550	504	209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	844

							$3,781	$4,992

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	55,300	$1,740	$4,596
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		55,300	1,740	507
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	4,371
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,190
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,907	883
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,907	9,177

						$17,216	$21,724

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$86.500	10/04/2007	$350,000	$41	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.000	10/04/2007	170,000	20	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.188	10/04/2007	300,000	35	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.313	10/04/2007	400,000	47	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	225,000	26	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	210,000	25	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.000	10/04/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	150,000	18	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	87.000	11/06/2007	7,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/06/2007	125,000	29	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.156	11/07/2007	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/08/2007	700,000	164	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	83.500	11/16/2007	500,000	117	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	81.500	11/16/2007	785,000	184	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	83.000	11/16/2007	519,000	122	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	65.000	11/16/2007	6,000	1	0

				$877	$3

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	893	$432	$335
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	1,463	384	384
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	55
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	119
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	139
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,104
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,463	270	269
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	11
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	4
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	3,342
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	103

				$14,410	$7,865

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,000	$1,303	$1,564
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	862
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	1,928
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	1,063
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	3,231
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	1,781
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	215,000	2,644	3,017
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	169,100	493	199
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	677
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	191,000	5,477	5,592
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	6,745

							$25,655	$26,659

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$28,000	$138	$28
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	28,000	138	171
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,000	58	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,000	58	41
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	12,000	55	73
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	12,000	65	12

							$512	$407

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$44,100	$552	$263
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	44,100	2,022	2,727

				$2,574	$2,990

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	$94,700	$133,010	1.16%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	26,730	26,996	0.24%
Svensk ExportKredit AB	5.600%	10/25/2007	09/18/2006	125,000	171,979	1.50%

				$246,430	$331,985	2.90%

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2007

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	11/01/2037	$153,800	$150,610	$150,556
Freddie Mac	5.000%	10/01/2037	18,000	17,246	17,170
Freddie Mac	6.000%	10/01/2037	132,200	132,424	132,345
Treasury Inflation Protected Securities	2.375%	04/15/2011	94,740	95,301	95,439
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,713	3,735	3,766
Treasury Inflation Protected Securities	2.625%	07/15/2017	49,478	50,745	51,376
U.S. Treasury Bonds	4.750%	08/15/2017	74,200	75,313	75,876
U.S. Treasury Notes	3.000%	11/15/2007	1,000	1,000	1,012
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,783	75,232
U.S. Treasury Notes	4.125%	08/31/2012	49,100	48,883	49,177
U.S. Treasury Notes	4.625%	11/15/2016	125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014	61,700	63,194	64,334
U.S. Treasury Notes	5.125%	05/15/2016	168,300	175,992	179,070

				$1,017,220	$1,023,364

(3) Market value includes $9,029 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	10/2007	$22	$0	$22
Sell		334	10/2007	0	(8)	(8)
Buy	BRL	532,650	10/2007	4,790	0	4,790
Sell		532,650	10/2007	0	(5,628)	(5,628)
Buy		99,460	11/2007	2,088	0	2,088
Buy		258,626	03/2008	4,198	0	4,198
Buy		347	07/2008	11	0	11
Sell	CAD	26,881	11/2007	0	(520)	(520)
Sell	CHF	11,295	12/2007	0	(343)	(343)
Buy	CNY	785,499	01/2008	1,141	0	1,141
Sell		785,499	01/2008	2	(172)	(170)
Buy		998,798	03/2008	627	0	627
Sell		998,798	03/2008	0	(634)	(634)
Buy		46,765	03/2009	129	0	129
Sell		46,765	03/2009	0	(65)	(65)
Buy	EUR	3,500	10/2007	211	0	211
Sell		101,034	10/2007	0	(6,066)	(6,066)
Sell	GBP	61,695	11/2007	0	(2,126)	(2,126)
Sell	JPY	50,699,333	10/2007	881	(1,917)	(1,036)
Buy	KRW	2,100,158	01/2008	2	(2)	0
Buy		39,247,776	05/2008	1,064	0	1,064
Buy	MXN	1,352,400	03/2008	19	(1,527)	(1,508)
Buy		1,444,621	07/2008	376	(9)	367
Buy	MYR	49,245	05/2008	0	(17)	(17)
Buy	PLN	149,026	07/2008	1,733	0	1,733
Buy	RUB	23,123	12/2007	43	0	43
Buy		1,736,255	01/2008	1,452	0	1,452
Buy		14,028	07/2008	4	0	4
Sell	SEK	15,255	12/2007	0	(157)	(157)
Buy	SGD	65,570	10/2007	919	0	919
Sell		64,718	10/2007	0	(904)	(904)
Buy		2,963	02/2008	24	0	24
Buy		63,949	05/2008	888	0	888

				$20,624	$(20,095)	$529

82	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	83

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
Class A
9/30/2007+	$12.74	$0.30	$0.24	$0.54	$(0.29)	$0.00
03/31/2007	12.56	0.70	0.20	0.90	(0.68)	(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
9/30/2007+	12.67	0.25	0.24	0.49	(0.25)	0.00
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
9/30/2007+	12.65	0.25	0.23	0.48	(0.24)	0.00
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)
All Asset All Authority Fund
Class A
9/30/2007+	$10.67	$0.19	$0.27	$0.46	$(0.18)	$0.00
03/31/2007	10.61	0.58	0.05	0.63	(0.55)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
9/30/2007+	10.64	0.15	0.26	0.41	(0.14)	0.00
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)
Fundamental IndexPLUSTM TR Fund
Class A
9/30/2007+	$10.42	$0.23	$0.43	$0.66	$(0.04)	$0.00
03/31/2007	10.27	0.40	1.09	1.49	(1.34)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
09/30/2007+	10.39	0.19	0.41	0.60	0.00	0.00
03/31/2007	10.26	0.33	1.09	1.42	(1.29)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00
International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
9/30/2007+	$10.20	$0.23	$0.62	$0.85	$(0.25)	$0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.47	0.61	(0.41)	0.00
Class C
9/30/2007+	10.19	0.19	0.61	0.80	(0.23)	0.00
11/30/2006 - 03/31/2007	10.00	0.12	0.46	0.58	(0.39)	0.00
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
9/30/2007+	$12.17	$0.25	$0.18	$0.43	$(0.23)	$0.00
03/31/2007	12.33	0.47	1.17	1.64	(1.80)	0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
9/30/2007+	12.03	0.20	0.18	0.38	(0.19)	0.00
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
9/30/2007+	12.04	0.20	0.18	0.38	(0.19)	0.00
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.

(g) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(h) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

84	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.29)	$12.99	4.29%	$1,482,872	0.795	%*(o)	0.795	%*(o)	4.75	%*	48%
0.00	(0.72)	12.74	7.36	1,501,507	0.835	(h)	0.835	(h)	5.56		86
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(g)	0.87	(g)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92
0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	0.87	*(b)	6.41	*	99

0.00	(0.25)	12.91	3.87	253,873	1.545	*(p)	1.545	*(p)	4.00	*	48
0.00	(0.63)	12.67	6.61	269,784	1.585	(h)	1.585	(h)	4.82		86
0.00	(0.68)	12.49	5.05	312,732	1.62	(g)	1.62	(g)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	1.62	*(c)	5.95	*	99

0.00	(0.24)	12.89	3.87	1,207,983	1.545	*(p)	1.545	*(p)	4.00	*	48
0.00	(0.63)	12.65	6.53	1,304,837	1.585	(h)	1.585	(h)	4.81		86
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(g)	1.62	(g)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	1.62	*(c)	5.64	*	99

$0.00	$(0.18)	$10.95	4.37%	$233,443	2.91	%*(n)(q)	0.84	%*(r)	3.59	%*	50%
0.00	(0.57)	10.67	6.16	236,772	2.41	(i)(n)	0.87	(i)	5.45		128
0.00	(0.53)	10.61	1.57	227,564	2.06	*(g)(n)	0.90	*(g)	8.00	*	62

0.00	(0.14)	10.91	3.92	127,228	3.66	*(n)(s)	1.59	*(t)	2.82	*	50
0.00	(0.50)	10.64	5.43	140,296	3.16	(i)(n)	1.62	(i)	4.72		128
0.00	(0.50)	10.58	1.03	125,977	2.80	*(g)(n)	1.65	*(g)	6.62	*	62

$0.00	$(0.04)	$11.04	6.33%	$35,121	1.28	%*	1.19	%*	4.29	%*	111%
0.00	(1.34)	10.42	15.00	27,519	1.14		1.14		3.85		464
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426

0.00	0.00	10.99	5.81	14,281	2.03	*	1.94	*	3.52	*	111
0.00	(1.29)	10.39	14.23	13,045	1.89		1.89		3.20		464
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

$0.00	$(0.25)	$10.80	8.38%	$633	1.15	%*	1.09	%*	4.33	%*	247%
0.00	(0.41)	10.20	6.25	68	1.09	*(l)	1.09	*(l)	4.33	*	197

0.00	(0.23)	10.76	7.90	387	1.90	*	1.84	*	3.58	*	247
0.00	(0.39)	10.19	5.95	83	1.84	*(m)	1.84	*(m)	3.54	*	197

$0.00	$(0.23)	$12.37	3.56%	$18,029	1.28	%*	1.20	%*	4.07	%*	376%
0.00	(1.80)	12.17	14.16	18,187	1.23	(k)	1.22	(k)	3.86		696
0.00	(1.40)	12.33	32.93	19,522	1.28	(j)	1.28	(j)	3.11		682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91		666
0.00	(0.26)	10.76	10.31	229	1.35	*(d)	1.35	*(d)	5.91	*	41

0.00	(0.19)	12.22	3.15	14,479	2.03	*	1.95	*	3.32	*	376
0.00	(1.71)	12.03	13.32	14,625	1.98	(k)	1.97	(k)	3.12		696
0.00	(1.34)	12.21	31.97	14,053	2.03	(j)	2.03	(j)	2.34		682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	*(e)	2.10	*(e)	7.07	*	41

0.00	(0.19)	12.23	3.15	13,223	2.03	*	1.95	*	3.32	*	376
0.00	(1.71)	12.04	13.30	12,356	1.98	(k)	1.97	(k)	3.12		696
0.00	(1.34)	12.22	32.02	12,639	2.03	(j)	2.03	(j)	2.33		682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	*(f)	2.10	*(f)	8.06	*	41

(j) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.76%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.42%.

(n) Ratio of expenses to average net assets included line of credit expenses.

(o) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.

(p) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.575%.

(q) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.92%.

(r) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.

(s) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.67%.

(t) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.60%.

Semiannual Report	September 30, 2007	85

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class A
9/30/2007+	$7.51	$0.21	$(0.75)	$(0.54)	$(0.39)	$0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
9/30/2007+	7.39	0.19	(0.75)	(0.56)	(0.36)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
9/30/2007+	7.39	0.18	(0.74)	(0.56)	(0.36)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

Small Cap StocksPLUS TR® Fund
Class A
9/30/2007+	$10.58	$0.23	$(0.10)	$0.13	$(0.04)	$0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.13)	0.00
Class C
9/30/2007+	10.52	0.19	(0.09)	0.10	(0.01)	0.00
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00

StocksPLUS® Fund
Class A
9/30/2007+	$10.80	$0.25	$0.68	$0.93	$(0.28)	$0.00
03/31/2007	10.14	0.42	0.66	1.08	(0.42)	0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
Class B
9/30/2007+	10.54	0.20	0.66	0.86	(0.24)	0.00
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
Class C
9/30/2007+	10.62	0.22	0.67	0.89	(0.25)	0.00
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.

86	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.39)	$6.58	(7.06)%	$27,011	1.19	%*	1.19	%*	6.18	%*	380%
0.00	(3.15)	7.51	19.57	39,649	1.19		1.19		2.71		538
0.00	(3.12)	9.12	35.66	39,523	1.21	(c)	1.21	(c)	3.95		337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40		510
0.00	(0.84)	11.95	29.25	9,791	1.24	*(e)	1.24	*(e)	35.36	*	158

0.00	(0.36)	6.47	(7.42)	9,397	1.94	*	1.94	*	5.52	*	380
0.00	(3.09)	7.39	18.73	15,348	1.94		1.94		1.90		538
0.00	(3.05)	9.02	34.49	12,290	1.97	(c)	1.97	(c)	3.23		337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	*(d)	1.99	*(d)	37.52	*	158

0.00	(0.36)	6.47	(7.42)	17,055	1.94	*	1.94	*	5.47	*	380
0.00	(3.09)	7.39	18.72	27,610	1.94		1.94		1.89		538
0.00	(3.05)	9.02	34.50	23,781	1.96	(c)	1.96	(c)	3.19		337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	*(f)	1.99	*(f)	33.81	*	158

$0.00	$(0.04)	$10.67	1.22%	$121	1.32	%*	1.14	%*	4.24	%*	259%
0.00	(0.13)	10.58	17.29	97	1.14	*(g)	1.14	*(g)	4.21	*	671

0.00	(0.01)	10.61	0.94	409	2.07	*	1.89	*	3.53	*	259
0.00	(0.13)	10.52	16.64	196	1.89	*(h)	1.89	*(h)	3.46	*	671

$0.00	$(0.28)	$11.45	8.64%	$123,822	0.95	%*	0.95	%*	4.44	%*	22%
0.00	(0.42)	10.80	10.80	132,721	0.97	(i)	0.97	(i)	4.07		76
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371
0.00	(0.70)	9.47	34.40	125,955	1.05		1.05		0.67		287
0.00	(0.12)	7.58	(22.82)	78,753	1.05		1.05		2.19		282

0.00	(0.24)	11.16	8.18	31,500	1.70	*	1.70	*	3.69	*	22
0.00	(0.34)	10.54	10.00	35,864	1.72	(i)	1.72	(i)	3.28		76
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		1.80		(0.08)		287
0.00	(0.10)	7.44	(23.32)	116,047	1.80		1.80		1.50		282

0.00	(0.25)	11.26	8.44	95,431	1.45	*	1.45	*	3.94	*	22
0.00	(0.37)	10.62	10.24	96,352	1.47	(i)	1.47	(i)	3.57		76
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		1.55		0.18		287
0.00	(0.11)	7.49	(23.14)	116,803	1.55		1.55		1.73		282

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.54%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.16%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Semiannual Report	September 30, 2007	87

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Total Return Fund
Class A
9/30/2007+	$11.89	$0.26	$0.64	$0.90	$(0.16)	$0.00
03/31/2007	11.74	0.48	0.88	1.36	(0.46)	(0.75)
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
9/30/2007+	11.71	0.21	0.64	0.85	(0.12)	0.00
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
9/30/2007+	11.73	0.21	0.63	0.84	(0.12)	0.00
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)
StocksPLUS® TR Short Strategy Fund
Class A
9/30/2007+	$8.37	$0.17	$(0.47)	$(0.30)	$(0.06)	$0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00
Class C
9/30/2007+	8.36	0.15	(0.49)	(0.34)	(0.04)	0.00
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00
CommodityRealReturn Strategy Fund®
Class A
9/30/2007+	$14.50	$0.34	$0.65	$0.99	$(0.37)	$0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00
Class B
9/30/2007+	14.37	0.28	0.66	0.94	(0.32)	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
Class C
9/30/2007+	14.35	0.28	0.66	0.94	(0.32)	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.

88	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.16)	$12.63	7.60%	$35,254	1.31	%*	1.09	%*	4.30	%*	201%
0.00	(1.21)	11.89	11.77	39,296	1.11	(i)	1.11	(i)	4.07		284
0.00	(1.84)	11.74	9.74	41,234	1.17	(e)	1.17	(e)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(c)	1.19	(c)	0.89		414
0.00	(0.42)	12.16	17.28	29,621	1.19	*(c)	1.19	*(c)	0.20	*	282

0.00	(0.12)	12.44	7.27	20,735	2.06	*	1.84	*	3.55	*	201
0.00	(1.13)	11.71	10.87	20,416	1.86	(i)	1.86	(i)	3.34		284
0.00	(1.76)	11.59	9.05	19,425	1.92	(e)	1.92	(e)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	*(b)	1.92	*(b)	(0.54	)*	282

0.00	(0.12)	12.45	7.16	23,683	2.06	*	1.84	*	3.55	*	201
0.00	(1.12)	11.73	10.93	24,131	1.86	(i)	1.86	(i)	3.33		284
0.00	(1.75)	11.60	8.98	26,952	1.92	(e)	1.92	(e)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	*(b)	1.92	*(b)	(0.54	)*	282

$0.00	$(0.06)	$8.01	(3.53)%	$1,751	1.42	%*	1.14	%*	4.31	%*	135%
0.00	(0.36)	8.37	(4.51)	647	1.14	*	1.14	*	4.31	*	413

0.00	(0.04)	7.98	(4.01)	774	2.32	*	1.89	*	3.60	*	135
0.00	(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

$0.00	$(0.37)	$15.12	6.95%	$1,997,838	1.25	%*(l)	1.24	%*(m)	4.73	%*	301%
0.00	(0.51)	14.50	7.95	1,987,771	1.24	(j)	1.24	(j)	2.49		603
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73		292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47		264
0.00	(1.53)	15.65	44.77	912,154	1.24		1.24		1.50		290
0.00	(0.77)	12.02	12.64	22,380	1.24	*(f)	1.24	*(f)	(35.36	)*	492

0.00	(0.32)	14.99	6.63	212,155	2.00	*(n)	1.99	*(o)	4.00	*	301
0.00	(0.40)	14.37	7.11	228,623	1.99	(k)	1.99	(k)	1.70		603
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02		292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		1.99		0.80		290
0.00	(0.76)	12.00	12.44	5,858	1.99	*(g)	1.99	*(g)	(37.16	)*	492

0.00	(0.32)	14.97	6.63	950,627	2.00	*(n)	1.99	*(o)	4.01	*	301
0.00	(0.40)	14.35	7.11	1,053,975	1.99	(k)	1.99	(k)	1.69		603
(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		1.99		2.97		292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		1.99		0.70		290
0.00	(0.76)	12.00	12.42	9,258	1.99	*(h)	1.99	*(h)	(38.45	)*	492

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.

(k) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.00%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.27%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.26%.

(n) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.02%.

(o) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.01%.

Semiannual Report	September 30, 2007	89

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund
Assets:
Investments, at value	$0	$0
Investments in Affiliates, at value	13,268,216	955,487
Repurchase agreement, at value	10,245	588
Cash	3,939	603
Foreign currency, at value	0	0
Receivable for investments sold	0	0
Receivable for investments in Affiliates sold	11,826	3,731
Receivable for Fund shares sold	22,603	1,255
Interest and dividends receivable	0	0
Interest and dividends receivable from Affiliates	37,337	2,176
Variation margin receivable	0	0
Manager reimbursement receivable	572	13
Swap premiums paid	0	0
Unrealized appreciation on foreign currency contracts	0	0
Unrealized appreciation on swap agreements	0	0
Other assets	0	0

	13,354,738	963,853
Liabilities:
Payable for the reverse repurchase agreements	$0	$0
Payable for investments purchased	0	0
Payable for investments in Affiliates purchased	62,562	5,278
Payable for investments purchased on a delayed-delivery basis	0	0
Payable for short sales	0	0
Payable for Fund shares redeemed	18,578	2,939
Payable for line of credit	0	281,437
Payable to advisor	0	930
Dividends payable	0	0
Overdraft due to custodian	0	0
Written options outstanding	0	0
Accrued investment advisory fee	1,680	98
Accrued administration fee	1,310	120
Accrued distribution fee	827	70
Accrued servicing fee	593	68
Variation margin payable	0	0
Recoupment payable to Manager	0	0
Swap premium received	0	0
Unrealized depreciation on foreign currency contracts	0	0
Unrealized depreciation on swap agreements	0	0
	85,550	290,940

Net Assets	$13,269,188	$672,913
Net Assets Consist of:
Paid in capital	$12,948,226	$668,881
Undistributed (overdistributed) net investment income	73,300	3,135
Accumulated undistributed net realized gain (loss)	(231,660)	(21,501)
Net unrealized appreciation (depreciation)	479,322	22,398
	$13,269,188	$672,913
Net Assets:
Class A	$1,482,872	$233,443
Class B	253,873	0
Class C	1,207,983	127,228
Other Classes	10,324,460	312,242
Shares Issued and Outstanding:
Class A	114,182	21,317
Class B	19,665	0
Class C	93,686	11,659
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$12.99	$10.95
Class B	12.91	NA
Class C	12.89	10.91

Cost of Investments Owned	$0	$0
Cost of Investments in Affiliates Owned	$12,788,894	$933,089
Cost of Repurchase Agreements Owned	$10,245	$588
Cost of Foreign Currency Held	$0	$0
Proceeds Received on Short Sales	$0	$0
Premiums Received on Written Options	$0	$0

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$817,437	$94,784	$1,088,206	$320,777	$38,892	$1,029,002	$720,045	$194,957
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
3	26	0	241	5	0	1,986	860
8,824	435	6,550	1,366	118	6,936	3,503	1,637
55,027	7,077	534,111	72,437	2,676	18,991	119,160	8,710
0	0	0	0	0	0	0	0
118	5	79	89	0	233	127	2,659
3,253	352	2,787	1,515	158	5,256	3,045	909
0	0	0	0	0	0	0	0
162	17	73	50	5	6,621	96	652
0	61	0	0	0	0	0	0
1,280	131	3,620	2,233	37	2,601	597	251
4,120	504	4,426	317	160	7,479	2,346	1,013
11,620	4,226	48,958	7,661	43	2,974	921	401
0	0	0	252	0	0	0	0

901,844	107,618	1,688,810	406,938	42,094	1,080,093	851,826	212,049

$100,124	$6,732	$89,803	$0	$7,605	$0	$177,626	$44,014
110,701	26,465	624,517	57,845	9,286	16,149	131,180	21,589
0	0	0	0	0	0	0	0
49,455	6,618	5,281	138,940	42	0	57,162	6,691
48,275	1,326	282,819	71,017	701	8,816	66,200	3,348
193	0	512	450	0	8,410	15,573	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	1	0	0	0	0
0	0	91	0	0	1,487	0	0
2,602	169	5,170	353	37	2,084	1,560	642
231	20	227	47	9	228	139	51
114	12	143	33	5	220	88	27
8	0	15	14	0	55	24	1
11	0	12	11	0	49	15	1
381	56	155	4	179	11,310	2,034	167
0	0	0	0	1	0	0	0
1,854	47	6,916	2,692	37	432	567	275
1,724	186	26,795	420	72	2,196	752	472
6,321	45	13,471	1,854	4	1,485	585	110
321,994	41,676	1,055,927	273,681	17,978	52,921	453,505	77,388

$579,850	$65,942	$632,883	$133,257	$24,116	$1,027,172	$398,321	$134,661

$550,598	$61,224	$605,041	$160,073	$23,644	$1,059,313	$365,655	$156,333
1,070	(755)	8,703	23,303	535	27,731	5,446	3,277
16,093	717	(3,162)	(56,383)	(820)	(117,358)	7,919	(24,022)
12,089	4,756	22,301	6,264	757	57,486	19,301	(927)
$579,850	$65,942	$632,883	$133,257	$24,116	$1,027,172	$398,321	$134,661

$35,121	$633	$18,029	$27,011	$121	$123,822	$35,254	$1,751
0	0	14,479	9,397	0	31,500	20,735	0
14,281	387	13,223	17,055	409	95,431	23,683	774
530,448	64,922	587,152	79,794	23,586	776,419	318,649	132,136

3,181	58	1,458	4,105	11	10,818	2,792	219
0	0	1,186	1,452	0	2,822	1,667	0
1,299	36	1,081	2,635	39	8,476	1,902	97

$11.04	$10.80	$12.37	$6.58	$10.67	$11.45	$12.63	$8.01
NA	NA	12.22	6.47	NA	11.16	12.44	NA
10.99	10.76	12.23	6.47	10.61	11.26	12.45	7.98

$816,407	$94,842	$1,080,255	$320,389	$38,925	$1,027,535	$721,114	$194,607
$0	$0	$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0	$0
$8,584	$428	$6,448	$1,344	$116	$6,800	$3,405	$1,586
$48,248	$1,309	$282,657	$70,654	$705	$8,823	$66,010	$3,300
$1,804	$119	$3,704	$369	$30	$1,389	$1,070	$472

Semiannual Report	September 30, 2007	91

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Commodity RealReturn Strategy Fund®

Assets:
Investments, at value	$21,220,166
Cash	46,191
Foreign currency, at value	54,996
Receivable for investments sold	1,373,132
Receivable for investments sold on a delayed-delivery basis	96,325
Receivable for Fund shares sold	21,533
Interest and dividends receivable	103,455
Variation margin receivable	2,642
Swap premiums paid	80,342
Unrealized appreciation on foreign currency contracts	20,624
Unrealized appreciation on swap agreements	89,314
Other assets	15,956
23,124,676

Liabilities:
Payable for the reverse repurchase agreements	$151,136
Payable for investments purchased	1,553,268
Payable for investments purchased on a delayed-delivery basis	8,750,447
Payable for short sales	1,023,364
Payable for Fund shares redeemed	19,177
Written options outstanding	37,921
Accrued investment advisory fee	4,244
Accrued administration fee	2,882
Accrued distribution fee	997
Accrued servicing fee	740
Variation margin payable	806
Swap premium received	36,782
Unrealized depreciation on foreign currency contracts	20,095
Unrealized depreciation on swap agreements	83,684
11,685,543

Net Assets	$11,439,133

Net Assets Consist of:
Paid in capital	$10,956,877
Undistributed net investment income	406,875
Accumulated undistributed net realized (loss)	(703,699)
Net unrealized appreciation	779,080
$11,439,133

Net Assets:
Class A	$1,997,838
Class B	212,155
Class C	950,627
Other Classes	8,278,513

Shares Issued and Outstanding:
Class A	132,108
Class B	14,154
Class C	63,499

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$15.12
Class B	14.99
Class C	14.97

Cost of Investments Owned	$20,484,044
Cost of Foreign Currency Held	$54,059
Proceeds Received on Short Sales	$1,017,220
Premiums Received on Written Options	$43,151

92	PIMCO Funds	See Accompanying Notes

Statements of Operations	(Unaudited) September 30, 2007

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Investment Income:
Interest	$185	$22	$17,297	$1,623	$16,298
Dividends	0	0	48	0	0
Dividends from Affiliate investments	355,885	22,001	0	0	0
Miscellaneous income	1	8	16	1	245
Total Income	356,071	22,031	17,361	1,624	16,543

Expenses:
Investment advisory fees	11,143	675	1,683	131	1,539
Administration fees	8,934	823	821	76	973
Distribution fees - Class B	967	0	0	0	56
Distribution fees - Class C	4,631	487	51	1	51
Servicing fees - Class A	1,843	288	40	0	24
Servicing fees - Class B	322	0	0	0	19
Servicing fees - Class C	1,544	162	17	0	17
Distribution and/or servicing fees - Other Classes	613	17	13	1	22
Trustees’ fees	0	0	1	0	1
Interest expense	2	7,042	272	19	244
Miscellaneous expense	0	0	1	0	0
Total Expenses	29,999	9,494	2,899	228	2,946
Reimbursement by Manager	(1,814)	(38)	0	0	0
Net Expenses	28,185	9,456	2,899	228	2,946

Net Investment Income	327,886	12,575	14,462	1,396	13,597

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	0	0	(1,233)	(183)	(7,508)
Net realized gain (loss) on Affiliate investments	7,926	(2,166)	0	0	0
Net realized gain on futures contracts, written options and swaps	0	0	25,124	1,272	11,809
Net realized gain (loss) on foreign currency transactions	0	0	583	(31)	(9,445)
Net change in unrealized appreciation (depreciation) on investments	0	0	717	(54)	4,751
Net change in unrealized appreciation on Affiliate investments	219,084	17,688	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(5,787)	2,312	23,922
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	2,270	332	(15,609)
Net Gain	227,010	15,522	21,674	3,648	7,920

Net Increase in Net Assets Resulting from Operations	$554,896	$28,097	$36,136	$5,044	$21,517

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Statements of Operations (Cont.)

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$5,601	$651	$27,704	$10,418	$4,197
Dividends	0	1	179	42	17
Miscellaneous income	2	0	18	19	3
Total Income	5,603	652	27,901	10,479	4,217

Expenses:
Investment advisory fees	373	57	1,544	813	368
Administration fees	262	30	1,491	526	190
Distribution fees - Class B	44	0	125	77	0
Distribution fees - Class C	78	1	241	89	1
Servicing fees - Class A	40	0	166	46	1
Servicing fees - Class B	15	0	42	26	0
Servicing fees - Class C	26	0	120	30	0
Distribution and/or servicing fees - Other Classes	9	0	46	5	1
Trustees’ fees	0	0	2	1	0
Interest expense	1	21	0	481	121
Miscellaneous expense	0	1	0	0	1
Total Expenses	848	110	3,777	2,094	683

Net Investment Income	4,755	542	24,124	8,385	3,534

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,484)	(140)	(539)	(881)	(166)
Net realized gain (loss) on futures contracts, written options and swaps	(29,478)	(615)	10,704	8,823	(8,739)
Net realized gain (loss) on foreign currency transactions	(109)	(4)	(357)	289	61
Net change in unrealized appreciation (depreciation) on investments	827	(20)	(2,326)	517	189
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	11,178	340	47,205	13,081	(85)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(142)	90	5,630	1,456	536
Net Gain (Loss)	(19,208)	(349)	60,317	23,285	(8,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,453)	$193	$84,441	$31,670	$(4,670)

94	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Commodity RealReturn Strategy Fund®

Investment Income:
Interest	$341,209
Dividends	107
Miscellaneous income	186
Total Income	341,502

Expenses:
Investment advisory fees	29,239
Administration fees	19,207
Distribution fees - Class B	793
Distribution fees - Class C	3,611
Servicing fees - Class A	2,396
Servicing fees - Class B	264
Servicing fees - Class C	1,204
Distribution and/or servicing fees - Other Classes	2,295
Trustees’ fees	20
Interest expense	433
Miscellaneous expense	11
Total Expenses	59,473
Reimbursement by Manager	(1,482)
Net Expenses	57,991

Net Investment Income	283,511

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	67,421
Net realized gain on futures contracts, written options and swaps	128,532
Net realized (loss) on foreign currency transactions	(9,955)
Net change in unrealized appreciation on investments	336,921
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(58,300)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,622)
Net Gain	462,997

Net Increase in Net Assets Resulting from Operations	$746,508

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUSTM TR Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$327,886	$712,644	$12,575	$40,104	$14,462	$21,204
Net realized gain (loss)	0	0	0	0	24,474	24,253
Net realized gain (loss) on Affiliate investments	7,926	(247,441)	(2,166)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	0	38,870	0	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(2,800)	14,341
Net change in unrealized appreciation on Affiliate investments	219,084	394,458	17,688	21,985	0	0
Net increase (decrease) resulting from operations	554,896	898,531	28,097	44,544	36,136	59,798

Distributions to Shareholders:
From net investment income
Class A	(33,168)	(83,403)	(3,883)	(13,234)	(123)	(3,420)
Class B	(4,892)	(13,328)	0	0	0	0
Class C	(23,263)	(66,083)	(1,702)	(6,575)	(4)	(1,096)
Other Classes	(251,869)	(518,323)	(6,081)	(18,636)	(2,959)	(65,967)
From net realized capital gains
Class A	0	(4,454)	0	(464)	0	0
Class B	0	(825)	0	0	0	0
Class C	0	(4,081)	0	(264)	0	0
Other Classes	0	(25,995)	0	(577)	0	0

Total Distributions	(313,192)	(716,492)	(11,666)	(39,750)	(3,086)	(70,483)

Fund Share Transactions:
Receipts for shares sold
Class A	190,730	411,264	40,496	131,989	10,365	13,146
Class B	10,547	33,048	0	0	0	0
Class C	68,261	213,458	12,178	59,374	3,342	7,984
Other Classes	1,292,283	2,872,644	56,514	104,637	44,951	280,369
Issued as reinvestment of distributions
Class A	24,365	63,741	2,339	7,437	54	1,314
Class B	3,802	10,987	0	0	0	0
Class C	16,514	48,585	1,053	4,005	3	740
Other Classes	234,829	499,526	5,304	16,687	2,836	64,243
Cost of shares redeemed
Class A	(261,100)	(712,997)	(51,968)	(131,861)	(4,470)	(11,445)
Class B	(34,911)	(91,000)	0	0	0	0
Class C	(203,825)	(525,884)	(29,433)	(49,943)	(2,848)	(1,484)
Other Classes	(852,559)	(1,864,675)	(70,161)	(194,853)	(123,845)	(251,589)
Net increase (decrease) resulting from Fund share transactions	488,936	958,697	(33,678)	(52,528)	(69,612)	103,278

Fund Redemption Fee	39	214	6	25	8	16

Total Increase (Decrease) in Net Assets	730,679	1,140,950	(17,241)	(47,709)	(36,554)	92,609

Net Assets:
Beginning of period	12,538,509	11,397,559	690,154	737,863	616,404	523,795
End of period*	$13,269,188	$12,538,509	$672,913	$690,154	$579,850	$616,404

*Including undistributed (overdistributed) net investment income of:	$73,300	$58,606	$3,135	$2,226	$1,070	$(10,306)

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund

Six Months Ended September 30, 2007 (Unaudited)	Period from November 30, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from July 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$1,396	$825	$13,597	$26,108	$4,755	$7,139	$542	$254	$24,124	$42,312
1,058	360	(5,144)	56,406	(31,071)	32,524	(759)	(59)	9,808	59,696
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
2,590	2,166	13,064	(7,892)	11,863	(12,210)	410	347	50,509	1,058
0	0	0	0	0	0	0	0	0	0
5,044	3,351	21,517	74,622	(14,453)	27,453	193	542	84,441	103,066

(11)	(1)	(351)	(2,545)	(1,654)	(13,309)	0	(1)	(3,244)	(5,312)
0	0	(221)	(1,885)	(559)	(4,538)	0	0	(697)	(1,351)
(7)	(1)	(204)	(1,756)	(1,001)	(8,860)	0	(2)	(2,165)	(3,488)
(1,498)	(2,160)	(11,695)	(75,753)	(4,934)	(44,214)	(129)	(133)	(20,339)	(29,504)

0	0	0	0	0	(16)	0	0	0	0
0	0	0	0	0	(6)	0	0	0	0
0	0	0	0	0	(11)	0	0	0	0
0	0	0	0	0	(61)	0	0	0	0

(1,516)	(2,162)	(12,471)	(81,939)	(8,148)	(71,015)	(129)	(136)	(26,445)	(39,655)

549	66	5,233	7,171	3,282	16,050	27	90	8,642	29,565
0	0	2,207	6,220	862	6,413	0	0	607	1,904
320	81	3,443	6,217	1,712	11,291	214	191	2,647	5,318
4,688	54,373	27,909	271,373	6,490	17,272	15,052	10,924	206,028	142,132

11	1	258	1,924	1,377	11,136	0	1	2,347	3,921
0	0	162	1,293	473	3,850	0	0	563	1,086
5	1	158	1,403	850	7,579	0	1	1,866	3,007
1,491	2,160	11,646	75,730	4,662	42,062	129	133	19,016	26,987

(13)	0	(5,804)	(10,120)	(12,512)	(20,371)	(6)	0	(27,804)	(49,203)
0	0	(2,699)	(6,608)	(5,433)	(4,737)	0	0	(7,551)	(29,438)
(40)	0	(2,854)	(7,597)	(9,939)	(10,442)	(1)	0	(11,095)	(27,134)
(2,455)	(17)	(10,413)	(350,063)	(24,735)	(312,793)	(3,069)	(40)	(141,193)	(308,485)
4,556	56,665	29,246	(3,057)	(32,911)	(232,690)	12,346	11,300	54,073	(200,340)

4	0	46	15	6	19	0	0	3	14

8,088	57,854	38,338	(10,359)	(55,506)	(276,233)	12,410	11,706	112,072	(136,915)

57,854	0	594,545	604,904	188,763	464,996	11,706	0	915,100	1,052,015
$65,942	$57,854	$632,883	$594,545	$133,257	$188,763	$24,116	$11,706	$1,027,172	$915,100

$(755)	$(635)	$8,703	$7,577	$23,303	$26,696	$535	$122	$27,731	$30,052

Semiannual Report	September 30, 2007	97

Statements of Changes in Net Assets (Cont.)	(Unaudited) September 30, 2007

	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,385	$12,818	$3,534	$6,836
Net realized gain (loss)	8,231	12,047	(8,844)	(9,618)
Net change in unrealized appreciation	15,054	7,560	640	824
Net increase (decrease) resulting from operations	31,670	32,425	(4,670)	(1,958)

Distributions to Shareholders:
From net investment income
Class A	(455)	(1,566)	(12)	(18)
Class B	(199)	(624)	0	0
Class C	(225)	(780)	(4)	(1)
Other Classes	(5,221)	(10,733)	(1,287)	(6,789)
From net realized capital gains
Class A	0	(2,445)	0	0
Class B	0	(1,187)	0	0
Class C	0	(1,476)	0	0
Other Classes	0	(17,313)	0	0

Total Distributions	(6,100)	(36,124)	(1,303)	(6,808)

Fund Share Transactions:
Receipts for shares sold
Class A	2,294	10,217	1,881	674
Class B	1,473	5,548	0	0
Class C	934	3,973	773	98
Other Classes	120,431	171,603	30,811	62,775
Issued as reinvestment of distributions
Class A	374	3,389	9	13
Class B	163	1,520	0	0
Class C	180	1,785	4	1
Other Classes	5,182	27,830	1,279	6,787
Cost of shares redeemed
Class A	(8,964)	(16,020)	(726)	(21)
Class B	(2,537)	(6,112)	0	0
Class C	(2,991)	(8,720)	(72)	0
Other Classes	(97,645)	(77,630)	(50,779)	(34,914)
Net increase resulting from Fund share transactions	18,894	117,383	(16,820)	35,413

Fund Redemption Fee	0	5	2	0

Total Increase (Decrease) in Net Assets	44,464	113,689	(22,791)	26,647

Net Assets:
Beginning of period	353,857	240,168	157,452	130,805
End of period*	$398,321	$353,857	$134,661	$157,452

*Including undistributed net investment income of:	$5,446	$3,161	$3,277	$1,046

98	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	(Unaudited) September 30, 2007

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$283,511	$317,402
Net realized gain (loss)	185,998	(23,224)
Net change in unrealized appreciation	276,999	650,549
Net increase resulting from operations	746,508	944,727

Distributions to Shareholders:
From net investment income
Class A	(49,087)	(72,579)
Class B	(4,615)	(6,965)
Class C	(20,808)	(32,510)
Other Classes	(223,460)	(341,856)

Total Distributions	(297,970)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Class A	247,908	660,065
Class B	4,912	21,142
Class C	47,794	185,272
Other Classes	1,169,508	4,511,034
Issued as reinvestment of distributions
Class A	37,682	54,649
Class B	3,423	5,139
Class C	14,542	22,071
Other Classes	178,375	277,983
Cost of shares redeemed
Class A	(355,514)	(1,255,407)
Class B	(33,028)	(110,602)
Class C	(201,974)	(657,822)
Other Classes	(1,986,191)	(4,163,236)
Net (decrease) resulting from Fund share transactions	(872,563)	(449,712)

Fund Redemption Fee	104	485

Total Increase (Decrease) in Net Assets	(423,921)	41,590

Net Assets:
Beginning of period	11,863,054	11,821,464
End of period*	$11,439,133	$11,863,054

*Including undistributed net investment income of:	$406,875	$421,334

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	All Asset All Authority Fund

Decrease in Cash from:

Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$28,097

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(505,866)
Proceeds from sales of long-term securities	456,722
Sale of short-term portfolio investments, net	(77)
Decrease in interest receivable	349
Increase in receivable for investments sold	(3,731)
Increase in manager reimbursement receivables	(13)
Increase in payable for investments purchased	2,464
Decrease in management fee payable	(23)
Decrease in administration fee payable	(30)
Decrease in distribution fee payable	(23)
Decrease in servicing fee payable	(18)
Decrease in recoupment payable to manager	(36)
Increase in payable to advisor	930
Unrealized appreciation on investments	(17,688)
Net realized loss on investments	2,166
Net cash used for operating activities	(36,777)

Cash flows received from financing activities*:
Proceeds from shares sold	110,016
Payment on shares redeemed	(150,785)
Cash dividend paid	(2,970)
Net borrowing (repayment) of line of credit	80,399
Net cash received from financing activities	36,660

Net Decrease in Cash	(117)

Cash:
Beginning of period	720
End of period	$603

* Reinvestment of dividends	$8,696

100	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 11 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a

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commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DKK	Danish Krone	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
HKD	Hong Kong Dollar	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are

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marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are

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recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that

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acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones-AIG Commodity Index, Dow Jones-AIG Commodity Index Total Return, and Goldman Sachs Commodity Index Total Return.

(t) Bridge Debt Commitments  At the period ended September 30, 2007, the CommodityRealReturn Strategy Fund®, Fundamental IndexPLUSTM TR Fund, and StocksPLUS® Fund had $15,947,426, $1,395,399, and $2,292,442, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or

“PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS

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Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2007, net assets of the CRRS Fund were approximately $11.4 billion, of which approximately $724 million, or approximately 6%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20% and 0.12%, respectively, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%	(5)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(3)	0.30%	N/A	0.45%	0.45%	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%	(6)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.30%	(4)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.44%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%	(6)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.
(6)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

106	PIMCO Funds

(Unaudited) September 30, 2007

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $1,543,639 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental IndexPLUSTM TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUSTM TR Fund	$23
International StocksPLUS® TR Strategy Fund (Unhedged)	61
Small Cap StocksPLUS® TR Fund	69

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	September 30, 2007	107

Notes to Financial Statements  (Cont.)

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Total Return Fund	$675	$0

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the year ended September 30, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$209,148	$0	$14,592	$267,148	$1,436	$0
Developing Local Markets Fund	1,221,284	602,051	0	136,388	1,908,192	37,549	0
Diversified Income Fund	580,299	145,802	109,096	(11,937)	603,556	18,027	(2,898)
Emerging Local Bond Fund	529,094	1,314,201	0	76,396	1,911,221	44,076	0
Emerging Markets Bond Fund	461,058	8,207	289,586	20,131	176,488	8,207	15,183
Floating Income Fund	3,443,175	1,056,941	1,503,946	(6,238)	2,951,033	94,499	(1,112)
Foreign Bond Fund (Unhedged)	38,736	719	0	2,108	40,620	719	0
Fundamental IndexPLUSTM Fund	313,027	158,415	75,843	15,781	413,012	2,044	1,756
Fundamental IndexPLUSTM TR Fund	447,319	2,182	97,863	28,736	374,170	2,182	(3,756)
GNMA Fund	87,196	4,096	0	512	90,830	2,230	0
High Yield Fund	351,417	434,697	294,724	15,460	500,046	11,062	8,342
Income Fund	20,000	49,118	0	(53)	69,065	591	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	1,353	0	4,347	57,884	1,353	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	10,318	0	30,324	517,419	10,318	0
Long-Term U.S. Government Fund	175,088	828,414	766,075	12,917	253,375	9,491	5,930
Low Duration Fund	410,057	74,776	438,775	428	42,012	2,844	(3,319)
Mortgage-Backed Securities Fund	160,921	10,924	0	(377)	171,269	3,987	0
Real Return Asset Fund	742,488	1,262,769	1,019,681	70,260	1,443,902	50,128	2,814
Real Return Fund	1,150,996	239,344	376,132	246	604,010	25,275	(5,946)
RealEstateRealReturn Strategy Fund	38,271	2,050	0	(6,572)	35,638	2,050	0
Short-Term Fund	29,788	586	7,424	(61)	22,874	585	(7)
Small Cap StocksPLUS® TR Fund	6,026	33	0	215	6,116	33	0
StocksPLUS® Fund	20,064	21,637	13,508	3,136	30,394	852	531
StocksPLUS® Total Return Fund	88,244	93,755	46,696	13,076	144,685	2,555	983
Total Return Fund	306,159	18,588	289,761	216	26,731	3,740	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	25,264	782,329	59,291	606,526	25,264	2,395
Totals	$12,577,257	$6,575,388	$6,111,439	$479,322	$13,268,216	$361,097	$7,926

108	PIMCO Funds

(Unaudited) September 30, 2007

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$514	$23,380	$0	$540	$24,356	$128	$0
Developing Local Markets Fund	69,192	36,586	0	7,882	110,827	2,130	0
Diversified Income Fund	49,278	4,801	9,031	(798)	44,111	1,369	(227)
Emerging Local Bond Fund	45,166	72,009	0	5,532	122,009	3,143	0
Emerging Markets Bond Fund	31,775	1,665	11,865	1,053	21,360	716	177
European StocksPLUS® TR Strategy Fund	4,670	71	0	(3)	5,045	70	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	8,848	2,000	4,052	23,856	518	159
Floating Income Fund	227,166	105,042	183,635	1,597	148,270	4,990	637
Foreign Bond Fund (Unhedged)	0	1	0	0	1	0	0
Fundamental IndexPLUSTM Fund	27,165	5,397	0	1,268	34,153	182	0
Fundamental IndexPLUSTM TR Fund	32,117	931	5,547	1,899	29,256	161	(135)
Global Bond Fund (Unhedged)	238	5	0	3	249	4	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	27,359	13,314	970	29,615	510	407
Income Fund	0	2,856	0	(33)	2,823	67	0
Japanese StocksPLUS® TR Strategy Fund	47,210	4,847	9,467	1,782	41,221	416	33
Long-Term U.S. Government Fund	9,919	58,922	43,199	1,301	26,890	763	255
Low Duration Fund	9,340	78	7,742	23	1,606	77	(56)
Mortgage-Backed Securities Fund	181	5	0	1	185	5	0
Real Return Asset Fund	43,420	103,265	75,507	4,105	74,240	2,820	(30)
Real Return Fund	36,998	12,524	16,317	518	33,129	1,348	(297)
RealEstateRealReturn Strategy Fund	1,184	64	0	(238)	1,103	63	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,264	0	(45)	2,218	12	0
StocksPLUS® Fund	5,857	161	0	451	6,379	161	0
StocksPLUS® Total Return Fund	1	4,497	0	181	4,680	56	0
StocksPLUS® TR Short Strategy Fund	152,132	24,969	44,114	(13,702)	127,371	1,210	(4,023)
Total Return Fund	2,386	46	648	12	1,794	46	(13)
CommodityRealReturn Strategy Fund®	66,546	5,271	34,336	4,047	38,738	1,337	947
Totals	$890,821	$505,866	$456,722	$22,398	$955,487	$22,302	$(2,166)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Semiannual Report	September 30, 2007	109

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,575,388	$6,111,439
All Asset All Authority Fund	0	0	505,866	456,722
Fundamental IndexPLUSTM TR Fund	843,600	590,853	67,005	108,074
International StocksPLUS® TR Strategy Fund (Unhedged)	203,631	180,194	17,265	7,810
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,063,192	2,865,498	192,059	87,699
RealEstateRealReturn Strategy Fund	1,752,569	2,060,255	14,582	13,867
Small Cap StocksPLUS® TR Fund	81,841	69,516	11,400	754
StocksPLUS® Fund	122,896	80,351	210,793	100,245
StocksPLUS® Total Return Fund	1,077,589	831,270	117,926	57,012
StocksPLUS® TR Short Strategy Fund	226,985	189,142	19,142	13,258
CommodityRealReturn Strategy Fund®	55,302,997	54,340,803	3,607,815	3,535,299

8.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2007 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2007, the AAAA Fund was paying interest at 6.09%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2007

$238,087	$268,716	$ 7,042	$1,437	$280,000

9.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM TR Fund							International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	323	$129,300	GBP	700	EUR	11,000	$1,649	28	$5,000	$61
Sales	1,377	95,400		0		0	1,517	128	5,000	101
Closing Buys	(610)	(59,400)		0		(8,000)	(914)	(58)	(2,000)	(34)
Expirations	(413)	(25,000)		(700)		(3,000)	(436)	(26)	0	(7)
Exercised	0	(3,000)		0		0	(12)	(6)	0	(2)
Balance at 09/30/2007	677	$137,300	GBP	0	EUR	0	$1,804	66	$8,000	$119

	International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)							RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	205	$250,700	GBP	6,400	EUR	35,000	$3,145	0	$0	$0
Sales	1,605	226,700		0		20,400	3,203	396	8,400	442
Closing Buys	(119)	(99,100)		0		0	(1,215)	0	0	0
Expirations	(970)	(106,700)		(6,400)		(55,400)	(1,429)	(272)	0	(73)
Exercised	0	0		0		0	0	0	0	0
Balance at 09/30/2007	721	$271,600	GBP	0	EUR	0	$3,704	124	$8,400	$369

110	PIMCO Funds

(Unaudited) September 30, 2007

	Small Cap StocksPLUS® TR Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2007	1	$1,000	$13	292	$92,400	GBP	11,200	EUR	3,000	$1,940
Sales	47	1,000	26	1,972	44,700		0		0	1,869
Closing Buys	(25)	0	(9)	(58)	(35,200)		0		0	(768)
Expirations	(1)	0	0	(854)	(22,600)		(1,800)		(3,000)	(1,652)
Exercised	0	0	0	0	0		0		0	0
Balance at 09/30/2007	22	$2,000	$30	1,352	$79,300	GBP	9,400	EUR	0	$1,389

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225
Sales	867	58,600		0		0	1,251
Closing Buys	(176)	(51,000)		0		0	(688)
Expirations	(509)	(2,900)		(500)		(8,000)	(710)
Exercised	0	(2,000)		0		0	(8)
Balance at 09/30/2007	437	$79,300	GBP	0	EUR	0	$1,070

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	359,008,458	$257,000	$18,764
Sales	322	23,000		0		0	363	8,708	1,282,500	30,775
Closing Buys	(227)	(20,800)		0		(1,000)	(297)	(2,646)	(257,000)	(2,890)
Expirations	(5)	0		(300)		0	(6)	(10,701)	0	(3,498)
Exercised	0	(1,000)		0		0	(4)	0	0	0
Balance at 09/30/2007	168	$36,000	GBP	0	EUR	0	$472	359,003,819	$1,282,500	$43,151

Semiannual Report	September 30, 2007	111

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				Fundamental IndexPLUSTM TR Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	14,923	$190,730	32,623	$411,264	3,803	$40,496	12,471	$131,989	954	$10,365	1,270	$13,146
Class B	830	10,547	2,637	33,048	0	0	0	0	0	0	0	0
Class C	5,378	68,261	17,032	213,458	1,149	12,178	5,627	59,374	309	3,342	764	7,984
Other Classes	100,436	1,292,283	226,506	2,872,644	5,290	56,514	9,886	104,637	4,146	44,951	25,964	280,369
Issued as reinvestment of distributions
Class A	1,907	24,365	5,088	63,741	219	2,339	712	7,437	5	54	128	1,314
Class B	299	3,802	882	10,987	0	0	0	0	0	0	0	0
Class C	1,301	16,514	3,904	48,585	99	1,053	384	4,005	0	3	72	740
Other Classes	18,293	234,829	39,666	499,526	496	5,304	1,594	16,687	259	2,836	6,227	64,243
Cost of shares redeemed
Class A	(20,442)	(261,100)	(56,561)	(712,997)	(4,883)	(51,968)	(12,456)	(131,861)	(418)	(4,470)	(1,106)	(11,445)
Class B	(2,749)	(34,911)	(7,258)	(91,000)	0	0	0	0	0	0	0	0
Class C	(16,065)	(203,825)	(41,986)	(525,884)	(2,774)	(29,433)	(4,735)	(49,943)	(266)	(2,848)	(138)	(1,484)
Other Classes	(66,550)	(852,559)	(147,032)	(1,864,675)	(6,605)	(70,161)	(18,380)	(194,853)	(11,594)	(123,845)	(25,104)	(251,589)
Net increase (decrease) resulting from Fund share transactions	37,561	$488,936	75,501	$958,697	(3,206)	$(33,678)	(4,897)	$(52,528)	(6,605)	$(69,612)	8,077	$103,278

	Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund				StocksPLUS® Total Return Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	3	$27	9	$90	768	$8,642	2,856	$29,565	187	$2,294	866	$10,217
Class B	0	0	0	0	55	607	186	1,904	122	1,473	468	5,548
Class C	20	214	19	191	239	2,647	517	5,318	77	934	333	3,973
Other Classes	1,405	15,052	768	10,924	17,880	206,028	13,260	142,132	9,950	120,431	13,838	171,603
Issued as reinvestment of distributions
Class A	0	0	0	1	206	2,347	374	3,921	30	374	283	3,389
Class B	0	0	0	0	51	563	107	1,086	13	163	128	1,520
Class C	0	0	0	1	167	1,866	291	3,007	15	180	151	1,785
Other Classes	12	129	12	133	1,630	19,016	2,513	26,987	416	5,182	2,318	27,830
Cost of shares redeemed
Class A	(1)	(6)	0	0	(2,451)	(27,804)	(4,740)	(49,203)	(731)	(8,964)	(1,355)	(16,020)
Class B	0	0	0	0	(688)	(7,551)	(2,920)	(29,438)	(211)	(2,537)	(529)	(6,112)
Class C	0	(1)	0	0	(1,000)	(11,095)	(2,660)	(27,134)	(248)	(2,991)	(749)	(8,720)
Other Classes	(289)	(3,069)	(4)	(40)	(12,209)	(141,193)	(28,667)	(308,485)	(7,845)	(97,645)	(6,416)	(77,630)
Net increase (decrease) resulting from Fund share transactions	1,150	$12,346	804	$11,300	4,648	$54,073	(18,883)	$(200,340)	1,775	$18,894	(8,550)	$117,383

112	PIMCO Funds

(Unaudited) September 30, 2007

International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				RealEstateReturnReturn Strategy Fund
Six Months Ended 09/30/2007		Period from 11/30/2006 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

52	$549	7	$66	419	$5,233	590	$7,171	469	$3,282	1,861	$16,050
0	0	0	0	179	2,207	517	6,220	120	862	753	6,413
31	320	8	81	278	3,443	513	6,217	255	1,712	1,326	11,291
438	4,688	5,434	54,373	2,226	27,909	22,044	271,373	956	6,490	2,015	17,272

1	11	0	1	21	258	163	1,924	214	1,377	1,485	11,136
0	0	0	0	14	162	111	1,293	75	473	522	3,850
1	5	0	1	13	158	120	1,403	134	850	1,028	7,579
143	1,491	218	2,160	946	11,646	6,384	75,730	714	4,662	5,503	42,062

(2)	(13)	0	0	(476)	(5,804)	(842)	(10,120)	(1,857)	(12,512)	(2,402)	(20,371)
0	0	0	0	(223)	(2,699)	(563)	(6,608)	(820)	(5,433)	(560)	(4,737)
(4)	(40)	0	0	(236)	(2,854)	(641)	(7,597)	(1,489)	(9,939)	(1,255)	(10,442)
(229)	(2,455)	(1)	(17)	(851)	(10,413)	(28,641)	(350,063)	(3,668)	(24,735)	(35,927)	(312,793)

431	$4,556	5,666	$56,665	2,310	$29,246	(245)	$(3,057)	(4,897)	$(32,911)	(25,651)	$(232,690)

StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 3/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

231	$1,881	78	$674	17,265	$247,908	46,035	$660,065
0	0	0	0	343	4,912	1,469	21,142
94	773	12	98	3,357	47,794	12,975	185,272
3,811	30,811	7,111	62,775	81,185	1,169,508	314,607	4,511,034

2	9	2	13	2,599	37,682	3,920	54,649
0	0	0	0	238	3,423	372	5,139
0	4	0	1	1,013	14,542	1,598	22,071
161	1,279	816	6,787	12,245	178,375	19,839	277,983

(91)	(726)	(3)	(21)	(24,857)	(355,514)	(87,362)	(1,255,407)
0	0	0	0	(2,330)	(33,028)	(7,811)	(110,602)
(9)	(72)	0	0	(14,281)	(201,974)	(46,493)	(657,822)
(6,203)	(50,779)	(3,960)	(34,914)	(138,498)	(1,986,191)	(290,392)	(4,163,236)

(2,004)	$(16,820)	4,056	$35,413	(61,721)	$(872,563)	(31,243)	$(449,712)

Semiannual Report	September 30, 2007	113

Notes to Financial Statements  (Cont.)

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

114	PIMCO Funds

(Unaudited) September 30, 2007

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$504,560	$(25,238)	$479,322
All Asset All Authority Fund	37,216	(14,818)	22,398
Fundamental IndexPLUSTM TR Fund	4,368	(3,338)	1,030
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11,630	(3,679)	7,951
International StocksPLUS® TR Strategy Fund (Unhedged)	324	(382)	(58)
RealEstateRealReturn Strategy Fund	1,416	(1,028)	388
Small Cap StocksPLUS® TR Fund	156	(189)	(33)
StocksPLUS® Fund	6,779	(5,312)	1,467
StocksPLUS® Total Return Fund	3,282	(4,351)	(1,069)
StocksPLUS® TR Short Strategy Fund	1,158	(808)	350
CommodityRealReturn Strategy Fund®	791,594	(55,472)	736,122

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Semiannual Report	September 30, 2007	115

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

116	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	117

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

118	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	119

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.                                   AZ692SA_19353

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services. The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2007

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.1%
Allied Waste North America, Inc.
5.121% due 03/28/2014	$3,675	$3,633
6.650% due 03/28/2014	3,339	3,301
6.880% due 03/28/2014	1,793	1,773
7.110% due 03/28/2014	1,578	1,560
7.140% due 03/28/2014	223	220
Biomet, Inc.
7.000% due 03/08/2008	15,000	14,812
Cablevision Corp.
7.569% due 02/24/2013	95	94
Community Health Corp.
7.000% due 04/10/2008	25,000	24,937
7.755% due 07/25/2014	14,186	13,962
Community Health Systems, Inc.
4.000% due 07/02/2014	1,299	1,279
7.760% due 07/02/2014	5,514	5,427
Constellation Brands, Inc.
7.000% due 06/05/2011	2,000	1,974
CSC Holdings, Inc.
6.875% due 02/24/2013	37,593	37,137
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	515,000	515,059
DaVita, Inc.
6.680% due 10/05/2012	1,683	1,656
6.700% due 10/05/2012	4,210	4,142
6.860% due 10/05/2012	13,416	13,198
7.000% due 10/05/2012	1,069	1,051
7.010% due 10/05/2012	1,075	1,058
Dex Media East LLC
3.850% due 09/10/2010	261	259
Dex Media West LLC
7.010% due 09/09/2010	2,052	2,036
7.210% due 09/09/2010	733	727
7.220% due 09/09/2010	1,099	1,090
Ford Motor Co.
8.700% due 12/15/2013	21,780	21,175
Freescale Semiconductor, Inc.
7.330% due 12/01/2013	2,985	2,860
Fresenius Capital Trust
6.804% due 03/22/2013	58	58
Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	457	451
6.880% due 03/22/2013	104	102
6.972% due 03/22/2013	87	86
General Motors Acceptance Corp.
7.725% due 11/29/2013	34,815	33,868
Georgia-Pacific Corp.
6.948% due 12/20/2012	3,046	2,990
7.264% due 12/20/2012	3,903	3,830
7.474% due 12/20/2012	33,413	32,793
HCA, Inc.
7.198% due 11/16/2012	17,876	17,384
Health Management Associates, Inc.
6.948% due 02/28/2014	4,987	4,752
Idearc, Inc.
6.700% due 11/17/2013	15,000	14,545
Kinder Morgan, Inc.
6.575% due 11/24/2013	35,700	34,748
7.070% due 05/24/2014	21,000	20,634
7.240% due 05/24/2014	333	327
Las Vegas Sands Corp.
3.000% due 05/15/2014	9,900	9,663
6.950% due 05/15/2014	39,521	38,574
Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	31,503	30,227
NRG Energy, Inc.
6.848% due 02/01/2013	5,709	5,615
6.948% due 02/01/2013	13,751	13,523
RH Donnelley Corp.
7.090% due 03/09/2010	159	159
RH Donnelley, Inc.
6.710% due 06/30/2011	537	531
6.860% due 09/09/2010	733	728
6.860% due 06/30/2011	1,672	1,653
7.010% due 06/30/2011	716	708
7.050% due 06/30/2011	358	354
7.070% due 09/09/2010	148	147
7.080% due 03/09/2010	1,652	1,638
7.200% due 06/30/2011	895	887
7.220% due 06/30/2011	716	708
Sensata Technologies, Inc.
7.090% due 04/27/2013	13	12
7.110% due 04/27/2013	4,975	4,798
SLM Corp.
6.000% due 06/30/2008	235,900	235,125
Yell Group PLC
7.129% due 02/10/2013	33,000	32,281

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319

CORPORATE BONDS & NOTES 27.4%

Banking & Finance 21.3%

ABX Financing Co.
5.750% due 10/15/2016	10,000	9,938
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	49
AIG-Fp Matched Funding Corp.
5.694% due 06/16/2008	100,000	99,853
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	10,989
Allstate Corp.
6.125% due 12/15/2032	150	147
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	50,000	50,082
American Express Bank FSB
5.139% due 09/26/2008	27,800	27,738
6.000% due 09/13/2017	308,600	307,614
American Express Centurion Bank
5.674% due 04/17/2009	89,100	88,768
5.912% due 12/17/2009	5,000	4,980
6.000% due 09/13/2017	308,600	307,614
American Express Co.
5.250% due 09/12/2011	600	599
5.500% due 09/12/2016	150	145
6.150% due 08/28/2017	53,500	54,089
American Express Credit Corp.
3.000% due 05/16/2008	150	148
5.552% due 12/19/2008	10,000	9,973
5.780% due 03/02/2009	2,480	2,473
5.858% due 04/06/2009	20,300	20,224
American General Corp.
7.500% due 08/11/2010	250	265
American General Finance Corp.
2.750% due 06/15/2008	500	491
4.500% due 11/15/2007	8,946	8,936
5.330% due 06/27/2008	49,940	49,924
5.375% due 10/01/2012	200	197
5.400% due 12/01/2015	100	96
5.480% due 01/18/2008	23,150	23,152
American Honda Finance Corp.
5.560% due 05/12/2009	94,600	94,518
5.784% due 03/09/2009	61,080	61,101
American International Group, Inc.
5.050% due 10/01/2015	41,300	39,480
5.210% due 06/23/2008	70,600	70,625
5.375% due 10/18/2011	1,000	1,005
5.400% due 01/29/2010	200,500	201,590
5.802% due 06/16/2009	15,000	15,102
6.250% due 05/01/2036	100,000	101,807
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	146
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,462
ANZ National International Ltd.
5.396% due 08/07/2009	45,000	44,857
Asian Development Bank
5.820% due 06/16/2028	1,100	1,144
ASIF Global Financing XXI
6.053% due 03/14/2008	35,000	35,057
Associates Corp. of North America
8.550% due 07/15/2009	250	264
Australia & New Zealand Banking Group Ltd.
5.570% due 02/18/2008	50,000	49,987
AXA Financial, Inc.
7.750% due 08/01/2010	100	107
Bank of America Corp.
3.375% due 02/17/2009	150	147
4.750% due 08/15/2013	500	479
5.125% due 11/15/2014	125	122
5.200% due 03/15/2018	100	93
5.208% due 09/25/2009	102,700	102,396
5.330% due 03/24/2009	47,300	47,237
5.370% due 11/06/2009	123,300	122,824
5.608% due 06/19/2009	9,300	9,268
5.620% due 10/14/2016	40,000	39,416
5.670% due 02/17/2009	11,000	11,016
5.736% due 09/18/2009	100	100
5.750% due 02/11/2009	20,000	20,056
6.000% due 09/01/2017	198,720	203,706
7.250% due 10/15/2025	200	219
7.800% due 02/15/2010	500	529
Bank of America N.A.
5.505% due 02/27/2009	229,600	229,035
5.646% due 12/18/2008	1,200	1,199
5.704% due 06/12/2009	165,460	165,038
5.974% due 06/15/2016	100,760	99,276
6.000% due 10/15/2036	70,100	69,009
Bank of Ireland
5.608% due 12/19/2008	50,100	50,075
Bank of New York
6.375% due 04/01/2012	200	209
Bank One Corp.
2.625% due 06/30/2008	500	490
7.750% due 07/15/2025	200	229
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,000
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	169,770
7.434% due 09/29/2049	50,100	53,336

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BB&T Corp.
4.750% due 10/01/2012	$145	$141
BBVA U.S. Senior S.A. Unipersonal
5.430% due 04/17/2009	200,000	199,586
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	490
4.500% due 10/28/2010	215	209
5.288% due 03/30/2009	241,450	239,173
5.486% due 02/08/2008	27,350	27,323
5.510% due 04/29/2008	152,605	152,426
5.584% due 02/23/2010	200,300	195,839
5.588% due 01/31/2011	50,000	48,598
5.590% due 08/21/2009	10,000	9,760
5.660% due 01/30/2009	201,500	199,710
5.760% due 07/19/2010	5,700	5,604
5.989% due 01/07/2009	10,000	9,928
5.994% due 09/09/2009	19,980	19,670
6.950% due 08/10/2012	317,800	331,683
7.625% due 12/07/2009	80	84
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	98
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,112
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,964
BNP Paribas
5.186% due 06/29/2049	600	551
Boeing Capital Corp. Ltd.
4.750% due 09/15/2008	70	70
6.100% due 03/01/2011	300	310
7.375% due 09/27/2010	135	144
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,876
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	38,005
Calabash Re II Ltd.
16.594% due 01/08/2010	2,650	2,766
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,025
6.750% due 09/15/2017	260,000	266,704
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	499
5.570% due 05/18/2009	101,000	100,660
5.794% due 03/10/2009	28,560	28,490
Charter One Bank N.A.
5.410% due 04/24/2009	100,000	99,387
CIT Group, Inc.
5.000% due 02/01/2015	150	136
5.500% due 11/30/2007	180	180
5.510% due 01/30/2009	230,175	222,092
5.570% due 02/21/2008	25,000	24,736
5.640% due 08/17/2009	12,100	11,561
5.668% due 12/19/2007	82,400	81,962
5.704% due 05/23/2008	159,355	156,690
5.708% due 08/15/2008	8,400	8,275
5.734% due 11/23/2007	58,936	58,607
5.748% due 12/19/2008	20,000	19,369
5.834% due 06/08/2009	62,375	59,649
6.000% due 02/15/2013	500	483
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,533
Citigroup Funding, Inc.
5.714% due 12/08/2008	173,000	173,073
Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	39,980	40,008
5.794% due 03/17/2009	400	400
Citigroup, Inc.
4.200% due 12/20/2007	110,800	110,516
4.250% due 07/29/2009	300	296
5.000% due 09/15/2014	250	241
5.100% due 09/29/2011	3,000	2,995
5.228% due 12/28/2009	143,330	142,849
5.240% due 12/26/2008	40,980	40,966
5.400% due 01/30/2009	134,700	134,644
5.409% due 05/02/2008	157,585	157,633
5.500% due 08/27/2012	155,100	156,990
5.600% due 05/18/2011	100,000	99,887
5.660% due 05/18/2010	182,550	181,177
5.864% due 06/09/2009	102,559	102,676
5.875% due 02/22/2033	75	72
6.000% due 08/15/2017	64,500	66,120
6.125% due 08/25/2036	10,000	9,932
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,276
6.000% due 08/15/2011	25,000	25,295
6.600% due 12/15/2008	200	202
Commonwealth Bank of Australia
5.860% due 06/08/2009	96,300	96,257
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	22,661
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	235	216
4.250% due 12/19/2007	205	203
Credit Suisse First Boston
5.375% due 03/02/2016	250	245
5.500% due 08/16/2011	400	404
5.500% due 08/15/2013	100	100
7.125% due 07/15/2032	40	45
Credit Suisse USA, Inc.
5.854% due 12/09/2008	26,380	26,375
DBS Bank Ltd.
5.000% due 11/15/2019	8,000	7,515
5.750% due 05/16/2017	22,000	22,051
Den Norske Bank ASA
5.824% due 03/10/2008	20,000	20,022
Deutsche Bank AG
6.000% due 09/01/2017	361,100	366,444
DnB NORBank ASA
5.430% due 10/13/2009	100	100
East Lane Re Ltd.
11.356% due 05/06/2011	33,600	34,332
Eksportfinans ASA
4.750% due 12/15/2008	150	151
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,484
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,656
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,085
Export-Import Bank of Korea
5.580% due 10/04/2011	88,600	88,710
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	221	254
Ford Credit de Mexico S.A. de C.V.
7.288% due 03/20/2009	187,000	179,219
Ford Motor Credit Co.
4.950% due 01/15/2008	3,300	3,279
5.625% due 10/01/2008	40,666	39,743
5.800% due 01/12/2009	128,099	123,763
6.625% due 06/16/2008	83,430	82,813
6.750% due 08/15/2008	11,475	11,327
6.930% due 01/15/2010	20,300	19,115
7.875% due 06/15/2010	62,528	61,159
Foundation Re II Ltd.
12.270% due 11/26/2010	40,850	41,935
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,779
General Electric Capital Corp.
3.250% due 06/15/2009	10,000	9,722
4.000% due 05/15/2010	100	97
4.125% due 09/01/2009	140	138
4.250% due 06/15/2012	1,596	1,532
5.206% due 08/22/2008	37,500	37,448
5.350% due 06/22/2009	29,760	29,723
5.360% due 10/24/2008	100	100
5.390% due 10/26/2009	400	398
5.400% due 01/05/2009	197,550	197,041
5.420% due 10/06/2010	30,100	29,757
5.430% due 01/20/2010	197,600	196,743
5.440% due 05/10/2010	129,900	129,269
5.450% due 04/28/2011	49,970	49,360
5.460% due 07/28/2008	4,005	4,004
5.460% due 04/30/2009	10,479	10,463
5.460% due 10/21/2010	150,450	148,880
5.500% due 04/28/2011	6,000	6,061
5.509% due 02/02/2009	102,768	102,603
5.560% due 05/19/2008	176,796	176,664
5.560% due 01/08/2016	82,800	80,815
5.562% due 05/19/2008	6,000	5,995
5.661% due 03/04/2008	32,965	32,956
5.696% due 01/15/2008	4,700	4,701
5.734% due 03/16/2009	124,100	123,913
5.734% due 03/12/2010	8,500	8,461
5.740% due 05/05/2026	29,950	29,125
5.744% due 12/12/2008	44,000	43,928
5.794% due 06/15/2009	145,265	144,937
5.814% due 12/15/2009	267,290	266,474
6.000% due 06/15/2012	675	697
6.125% due 02/22/2011	1,100	1,134
6.750% due 03/15/2032	250	276
8.125% due 05/15/2012	250	279
8.310% due 04/13/2009	41,300	43,470
General Motors Acceptance Corp.
5.625% due 05/15/2009	32,709	31,856
6.000% due 04/01/2011	15,000	13,712
6.360% due 09/23/2008	42,000	41,384
7.200% due 10/15/2017	125	110
7.430% due 12/01/2021	638	644
Genworth Financial, Inc.
6.500% due 06/15/2034	160	160
Genworth Global Funding Trusts
5.754% due 02/10/2009	50,000	49,913
Glitnir Banki HF
5.620% due 04/20/2010	50,000	49,062
5.800% due 01/21/2011	10,000	9,772
5.830% due 01/18/2012	20,000	19,476
GMAC LLC
6.000% due 12/15/2011	100	92
6.500% due 12/15/2018	200	164

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.700% due 06/15/2018	$100	$84
6.808% due 05/15/2009	123,000	118,510
6.850% due 04/15/2016	200	171
7.000% due 02/15/2018	100	86
7.250% due 09/15/2017	200	177
7.375% due 04/15/2018	100	89
Golden West Financial Corp.
4.750% due 10/01/2012	100	98
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	770	759
4.750% due 07/15/2013	500	478
5.000% due 01/15/2011	10,000	9,936
5.226% due 06/23/2009	36,000	35,866
5.248% due 03/30/2009	4,700	4,683
5.250% due 12/23/2008	103,000	102,698
5.250% due 10/15/2013	665	651
5.290% due 12/23/2009	50,000	49,722
5.300% due 12/22/2008	209,375	208,800
5.300% due 06/23/2009	100,400	100,100
5.460% due 07/29/2008	244,670	244,372
5.470% due 11/10/2008	41,000	40,928
5.485% due 10/05/2007	180,100	180,100
5.498% due 06/28/2010	26,520	26,441
5.610% due 11/16/2009	32,480	32,422
5.625% due 01/15/2017	150	146
5.660% due 03/22/2016	10,000	9,756
5.690% due 07/23/2009	15,570	15,577
5.700% due 09/01/2012	2,325	2,354
5.821% due 03/02/2010	68,584	68,289
6.000% due 12/31/2007 (q)	702	695
6.125% due 02/15/2033	20,000	19,660
6.250% due 09/01/2017	416,600	426,502
6.750% due 10/01/2037 (c)	59,900	60,334
6.875% due 01/15/2011	100	105
7.350% due 10/01/2009	150	157
Goldman Sachs Group LP
6.060% due 02/09/2009	10,000	10,051
Hartford Financial Services Group, Inc.
5.950% due 10/15/2036	175	167
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	9,634
HBOS PLC
5.635% due 02/06/2014	100	100
5.920% due 09/29/2049	37,900	34,341
6.657% due 05/29/2049	200	182
HBOS Treasury Services PLC
5.400% due 07/17/2009	102,500	102,311
5.743% due 09/14/2009	100	100
5.752% due 07/17/2008	25,100	25,085
Health Care Property Investors, Inc.
5.950% due 09/15/2011	12,350	12,491
6.300% due 09/15/2016	13,000	12,779
Heller Financial, Inc.
7.375% due 11/01/2009	300	314
HSBC Bank USA N.A.
5.833% due 12/14/2009	9,700	9,641
HSBC Capital Funding LP
4.610% due 12/29/2049	400	377
9.547% due 12/29/2049	43,400	47,618
10.176% due 12/29/2049	66,160	89,533
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	2,187
HSBC Finance Corp.
4.250% due 06/15/2008	250	248
4.900% due 11/15/2007	300	300
5.420% due 10/21/2009	72,100	71,708
5.500% due 05/09/2008	9,350	9,342
5.500% due 05/21/2008	96,900	96,862
5.610% due 01/15/2014	15,000	14,520
5.630% due 05/10/2010	11,305	11,273
5.688% due 06/19/2009	158,250	157,617
5.809% due 12/05/2008	73,500	73,414
5.810% due 11/16/2009	60,479	60,829
5.824% due 09/15/2008	175,250	175,191
6.051% due 06/01/2016	10,000	9,776
6.538% due 11/13/2007	7,500	7,515
7.000% due 05/15/2012	315	332
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	194,111
7.500% due 07/15/2009	33,000	34,550
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,047
Inter-American Development Bank
7.375% due 01/15/2010	350	373
International Lease Finance Corp.
4.875% due 09/01/2010	160	159
5.250% due 01/10/2013	15,000	14,685
5.300% due 04/15/2008	200	200
5.350% due 03/01/2012	20,000	19,811
5.400% due 02/15/2012	20,000	19,849
5.690% due 07/11/2011	50,000	49,503
5.700% due 04/20/2009	6,500	6,489
5.719% due 05/24/2010	43,180	42,820
5.760% due 01/15/2010	34,630	34,544
Intesa Bank Overseas Ltd.
6.210% due 01/02/2008	2,800	2,805
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	9,262
5.950% due 10/15/2013	10,000	9,397
Jenkins-Empire Associates
6.840% due 08/01/2008	378	379
John Deere Capital Corp.
4.500% due 08/25/2008	5,100	5,066
5.410% due 04/15/2008	114,360	114,436
5.410% due 07/15/2008	1,000	1,001
5.650% due 07/25/2011	9,000	9,174
5.661% due 09/01/2009	25,000	25,049
7.000% due 03/15/2012	175	187
JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012	600	620
JPMorgan Chase & Co.
4.500% due 01/15/2012	1,000	966
4.875% due 03/15/2014	645	622
5.250% due 05/01/2015	700	678
5.260% due 12/22/2008	15,200	15,200
5.282% due 06/25/2010	1,300	1,292
5.430% due 01/25/2008	20,248	20,253
5.550% due 10/02/2009	52,700	52,665
5.750% due 01/02/2013	45	46
5.904% due 03/09/2009	10,000	10,027
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	320,974
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	68
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	37,600	35,232
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	29,640
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	246
4.875% due 01/17/2017	50	49
Landsbanki Islands HF
6.100% due 08/25/2011	10,000	10,140
6.205% due 08/25/2009	18,000	18,114
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	173
Lehman Brothers Holdings, Inc.
3.950% due 11/10/2009	100	98
4.000% due 04/16/2019	90	88
5.179% due 11/24/2008	8,000	7,910
5.260% due 12/23/2008	478,200	473,015
5.420% due 12/23/2010	100	97
5.450% due 10/22/2008	28,100	27,907
5.450% due 01/23/2009	108,600	107,076
5.450% due 04/03/2009	166,080	163,518
5.536% due 05/29/2008	59,600	59,279
5.600% due 08/21/2009	101,000	98,621
5.630% due 11/16/2009	25,870	25,255
5.645% due 05/25/2010	48,400	47,211
5.750% due 01/03/2017	200	193
6.200% due 09/26/2014	49,670	49,937
7.875% due 11/01/2009	65	68
Longpoint Re Ltd.
10.944% due 05/08/2010	87,500	89,709
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,522
10.375% due 10/15/2017 (e)	4,500	4,371
11.625% due 10/15/2017	6,000	5,850
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	125
MBNA Capital B
6.156% due 02/01/2027	7,000	6,592
MBNA Corp.
5.790% due 05/05/2008	10,000	10,030
6.125% due 03/01/2013	100	103
Mellon Bank N.A.
4.750% due 12/15/2014	50	47
Mellon Funding Corp.
5.000% due 12/01/2014	100	96
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,966
5.000% due 01/15/2015	200	190
5.219% due 06/26/2009	5,000	4,981
5.240% due 12/22/2008	99,900	99,591
5.450% due 10/27/2008	82,000	81,867
5.450% due 01/30/2009	50,000	49,795
5.585% due 08/22/2008	102,575	102,451
5.610% due 02/06/2009	78,400	78,366
5.665% due 08/14/2009	16,750	16,643
5.668% due 06/30/2008	6,300	6,300
5.794% due 06/16/2008	86,655	86,636
5.862% due 06/16/2008	75,000	74,986
6.050% due 08/15/2012	448,500	460,337
6.220% due 09/15/2026	115	113
6.400% due 08/28/2017	168,400	174,072
6.750% due 06/01/2028	115	115
MetLife, Inc.
5.375% due 12/15/2012	200	202
6.400% due 12/15/2036	69,800	66,582

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Metropolitan Life Global Funding I
5.125% due 11/09/2011	$4,325	$4,334
Mizuho Finance Cayman Ltd.
8.375% due 01/29/2049	200	208
Morgan Stanley
3.625% due 04/01/2008	500	497
4.250% due 05/15/2010	2,500	2,446
4.750% due 04/01/2014	460	433
5.375% due 10/15/2015	500	481
5.390% due 04/25/2008	49,970	49,855
5.450% due 01/15/2010	49,700	49,094
5.470% due 02/09/2009	119,785	119,106
5.485% due 11/09/2007	49,400	49,393
5.485% due 01/18/2008	308,747	308,513
5.600% due 01/22/2009	302,300	301,675
5.610% due 01/18/2011	600	593
5.625% due 01/09/2012	1,000	1,009
5.750% due 08/31/2012	370,000	371,018
5.810% due 10/18/2016	60,000	57,502
5.840% due 10/15/2015	10,000	9,694
5.975% due 05/14/2008	85,800	85,964
6.250% due 08/09/2026	225	222
6.750% due 04/15/2011	200	209
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	31,230
Mystic Re Ltd.
11.841% due 12/05/2008	4,250	4,309
14.541% due 12/05/2008	32,100	32,715
15.541% due 06/07/2011	16,000	16,626
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,332
National Australia Bank Ltd.
5.765% due 09/11/2009	300	301
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	150
National Westminster Bank PLC
7.750% due 04/29/2049	10,353	10,373
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,547
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	29,987
ORIX Corp.
5.480% due 11/22/2011	20,000	19,628
Osiris Capital PLC
8.210% due 01/15/2010	12,600	12,734
Petroleum Export Ltd.
5.265% due 06/15/2011	26,497	26,470
Phoenix Quake Ltd.
7.810% due 07/03/2008	36,600	36,797
Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	36,600	36,700
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	13,700	13,186
PMI Group, Inc.
6.000% due 09/15/2016	24,200	23,380
PNC Funding Corp.
5.125% due 12/14/2010	150	150
Popular North America, Inc.
5.760% due 04/06/2009	25,000	25,125
Pricoa Global Funding I
5.784% due 09/12/2008	30,000	29,996
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	100
Progressive Corp.
6.700% due 06/15/2037	200	194
Prudential Financial, Inc.
3.750% due 05/01/2008	150	148
5.853% due 06/13/2008	11,030	11,042
6.100% due 06/15/2017	100	101
Rabobank Capital Funding II
5.260% due 12/29/2049	5,120	4,848
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	111
Rabobank Nederland
5.360% due 04/06/2009	7,650	7,658
5.380% due 01/15/2009	81,200	81,263
RBS Capital Trust I
4.709% due 12/29/2049	500	467
Redwood Capital IX Ltd.
11.610% due 01/09/2008	23,000	23,118
12.110% due 01/09/2008	21,000	21,109
13.110% due 01/09/2008	5,000	5,029
Regions Financial Corp.
6.375% due 05/15/2012	125	129
Residential Reinsurance 2007 Ltd.
11.621% due 06/07/2010	12,500	12,775
12.871% due 06/07/2010	12,500	12,804
13.371% due 06/07/2010	12,500	12,849
15.871% due 06/07/2010	2,100	2,173
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	35,750
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	147
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	128
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	194
5.238% due 12/21/2007	48,700	48,692
5.370% due 04/11/2008	200,200	200,146
5.410% due 07/21/2008	38,000	37,975
6.990% due 10/29/2049 (c)	91,500	93,379
7.640% due 03/31/2049 (c)	83,100	83,100
7.648% due 08/29/2049	10,195	10,697
9.118% due 03/31/2049	74,500	79,816
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	107,680	107,615
5.420% due 10/21/2008	43,100	43,037
5.420% due 02/06/2009	92,600	92,429
5.679% due 11/20/2008	80,300	80,191
5.729% due 11/20/2009	160,000	159,454
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,852
5.100% due 06/15/2015	200	188
5.600% due 09/01/2011	5,000	5,012
SLM Corp.
5.440% due 01/25/2008	70,798	70,640
5.500% due 07/27/2009	173,690	167,032
5.560% due 01/26/2009	115,250	112,174
5.570% due 07/25/2008	130,665	128,875
5.894% due 03/15/2011	60,000	55,113
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	92,700	86,182
Spinnaker Capital Ltd.
17.194% due 06/15/2008	22,200	23,338
State Street Capital Trust IV
6.694% due 06/15/2037	30,700	27,899
State Street Corp.
7.650% due 06/15/2010	175	186
Suntrust Bank
6.375% due 04/01/2011	200	208
Svensk ExportKredit AB
4.875% due 09/29/2011	125	126
5.125% due 03/01/2017	75	74
Textron Financial Corp.
5.450% due 11/07/2008	16,500	16,473
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,748
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,215
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	498
5.500% due 12/15/2008	100	101
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	25,522
Travelers Cos., Inc.
6.250% due 06/15/2037	125	121
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	33
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	897
U.S. Bancorp
5.159% due 04/28/2009	50,000	49,778
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	107
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	64,011
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,481
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	19,723
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,870
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	98,900	98,968
Unilever Capital Corp.
7.125% due 11/01/2010	100	106
US Bancorp
4.500% due 07/29/2010	150	149
USB Capital IX
6.189% due 04/15/2049	30,600	30,644
USB Realty Corp.
6.091% due 12/22/2049	38,000	36,537
Ventas Realty LP
8.750% due 05/01/2009	30,150	31,281
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	800	793
Wachovia Bank N.A.
4.875% due 02/01/2015	300	284
5.190% due 06/27/2008	100,000	99,942
5.250% due 03/23/2009	155,450	155,267
5.494% due 02/23/2009	90,900	90,796
5.565% due 05/25/2010	21,100	21,023
5.691% due 12/02/2010	125,000	124,354
Wachovia Corp.
5.410% due 10/28/2008	81,945	81,921
5.625% due 10/15/2016	71,600	70,848
5.671% due 12/01/2009	165,620	165,253
5.771% due 06/01/2010	17,600	17,579
5.814% due 03/15/2011	36,600	36,343

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Washington Mutual, Inc.
4.375% due 01/15/2008	$100	$99
Wells Fargo & Co.
5.000% due 11/15/2014	100	97
5.125% due 09/01/2012	300	300
5.270% due 03/23/2010	100,150	99,766
5.460% due 01/12/2011	10,000	9,934
5.764% due 03/10/2008	37,646	37,670
5.794% due 09/15/2009	92,130	92,089
5.870% due 03/10/2008	35,000	34,995
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,533
Wells Fargo Capital X
5.950% due 12/15/2036	10,000	9,207
Westpac Banking Corp.
5.758% due 06/06/2008	123,900	123,806
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,040
Wilmington Trust Corp.
10.500% due 07/01/2008 (q)	99	99
World Savings Bank FSB
4.125% due 12/15/2009	100	99
5.743% due 09/14/2009	45,985	46,067
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,381
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,191
5.800% due 11/15/2016	100	100

		22,724,673

Industrials 4.6%

Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,108
America West Airlines, Inc.
6.870% due 01/02/2017	1,416	1,420
American Airlines, Inc.
6.978% due 10/01/2012	16,344	16,454
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,968
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704
Apache Corp.
7.950% due 04/15/2026	150	178
AstraZeneca PLC
5.900% due 09/15/2017	69,000	70,171
6.450% due 09/15/2037	73,800	76,779
Atlantic Richfield Co.
5.900% due 04/15/2009	100	102
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,802
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,960
Baker Hughes, Inc.
6.875% due 01/15/2029	100	110
BHP Billiton Finance Ltd.
4.800% due 04/15/2013	145	141
Boeing Co.
8.750% due 08/15/2021	50	64
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,650
BP Canada Finance Co.
3.625% due 01/15/2009	500	494
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	20,212	20,237
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	205
8.875% due 09/15/2008	35,719	36,567
Canadian National Railway Co.
6.250% due 08/01/2034	100	99
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	20,000	19,358
6.500% due 02/15/2037	25,000	25,020
Cardinal Health, Inc.
6.300% due 10/15/2016	13,000	12,820
Caterpillar, Inc.
5.700% due 08/15/2016	100	100
6.050% due 08/15/2036	100	100
CBS Corp.
5.625% due 08/15/2012	15,000	14,948
Cisco Systems, Inc.
5.250% due 02/22/2011	100	101
5.500% due 02/22/2016	100	99
5.575% due 02/20/2009	73,800	73,685
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	13,632
Clorox Co.
5.828% due 12/14/2007	26,000	26,030
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	500
CODELCO, Inc.
6.150% due 10/24/2036	23,100	22,600
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	156
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	337
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	426
Comcast Corp.
5.300% due 01/15/2014	26,500	25,762
5.660% due 07/14/2009	7,800	7,765
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	323
5.900% due 03/15/2016	5,000	4,982
6.450% due 03/15/2037	22,000	21,790
7.050% due 03/15/2033	125	132
ConocoPhillips
5.900% due 10/15/2032	300	296
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	217,100	216,417
Constellation Brands, Inc.
8.000% due 02/15/2008	9,199	9,245
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,255
6.820% due 05/01/2018	5,146	5,089
7.056% due 09/15/2009	40,459	40,987
7.487% due 10/02/2010	1,215	1,246
7.707% due 10/02/2022	2,916	3,054
Costco Wholesale Corp.
5.500% due 03/15/2017	100	98
Cox Communications, Inc.
6.253% due 12/14/2007	118,475	118,585
6.450% due 12/01/2036	5,000	4,893
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,446
7.875% due 12/15/2007	21,248	21,328
CSX Corp.
6.750% due 03/15/2011	10,000	10,395
CVS Caremark Corp.
5.750% due 08/15/2011	16,000	16,222
5.921% due 06/01/2010	116,200	115,887
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008	9,720	9,694
4.875% due 06/15/2010	10,000	9,893
5.750% due 09/08/2011	25,000	25,254
5.810% due 08/03/2009	10,000	9,922
5.875% due 03/15/2011	20,000	20,304
5.886% due 10/31/2008	10,928	10,919
6.053% due 03/13/2009	300	298
6.133% due 03/13/2009	110,450	110,042
Dell, Inc.
6.550% due 04/15/2008	80	80
Dex Media East LLC
9.875% due 11/15/2009	1,100	1,130
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	197
4.750% due 11/15/2012	175	171
5.250% due 12/15/2016	10,000	9,642
Eaton Vance Corp.
6.500% due 10/02/2017 (c)	21,100	21,071
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	186,148
El Paso Corp.
6.375% due 02/01/2009	30,230	30,416
6.500% due 06/01/2008	58,832	59,098
6.750% due 05/15/2009	34,820	35,172
6.950% due 12/15/2007	30,600	30,771
7.000% due 05/15/2011	12,000	12,253
7.000% due 06/15/2017	25,000	25,510
7.625% due 09/01/2008	38,486	39,078
7.750% due 06/15/2010	16,500	17,136
7.750% due 01/15/2032	96,000	97,962
7.800% due 08/01/2031	11,300	11,529
7.875% due 06/15/2012	22,700	23,855
8.050% due 10/15/2030	9,000	9,295
9.625% due 05/15/2012	12,700	14,109
10.750% due 10/01/2010	24,700	27,339
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,521
Emerson Electric Co.
4.500% due 05/01/2013	95	92
Enbridge, Inc.
4.900% due 03/01/2015	50	47
EnCana Corp.
6.300% due 11/01/2011	10,000	10,346
Enterprise Products Operating LP
4.000% due 10/15/2007	200	200
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,628
Equistar Chemicals LP
8.750% due 02/15/2009	8,300	8,622
10.125% due 09/01/2008	1,866	1,936
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,212
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,117

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Gaz Capital for Gazprom
6.212% due 11/22/2016	$37,600	$37,363
7.288% due 08/16/2037	43,000	45,945
Genentech, Inc.
4.750% due 07/15/2015	100	94
General Dynamics Corp.
4.500% due 08/15/2010	100	99
General Electric Co.
5.764% due 12/09/2008	117,775	118,014
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,232
General Motors Corp.
6.375% due 05/01/2008	5,675	5,632
Gillette Co.
3.500% due 10/15/2007	110	110
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	94
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008	1,400	1,402
Hess Corp.
6.650% due 08/15/2011	200	209
Hewlett-Packard Co.
6.500% due 07/01/2012	175	184
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,406
HJ Heinz Co.
6.428% due 12/01/2008	39,600	40,238
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,452
Home Depot, Inc.
4.625% due 08/15/2010	215	210
Honeywell International, Inc.
5.763% due 03/13/2009	48,600	48,465
6.125% due 11/01/2011	75	78
International Business Machines Corp.
5.375% due 02/01/2009	350	353
International Paper Co.
4.000% due 04/01/2010	10,000	9,708
JC Penney Corp., Inc.
6.500% due 12/15/2007	150	150
8.000% due 03/01/2010	16,100	17,142
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	302
Johnson & Johnson
6.950% due 09/01/2029	100	116
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,730
Kellogg Co.
6.600% due 04/01/2011	10,000	10,446
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,524
Kraft Foods, Inc.
4.125% due 11/12/2009	100	98
5.625% due 11/01/2011	20,000	20,144
6.250% due 06/01/2012	10,000	10,335
Kroger Co.
5.500% due 02/01/2013	5,000	5,008
Lennar Corp.
5.950% due 10/17/2011	9,000	8,242
Loews Corp.
5.250% due 03/15/2016	30,000	28,899
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	94
5.500% due 10/15/2035	50	43
Mandalay Resort Group
6.500% due 07/31/2009	34,769	35,117
9.500% due 08/01/2008	27,350	28,102
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,133
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,375
Masco Corp.
5.875% due 07/15/2012	5,000	4,986
7.125% due 08/15/2013	10,000	10,498
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,222
May Department Stores Co.
4.800% due 07/15/2009	15,000	14,908
Maytag Corp.
5.000% due 05/15/2015	10,000	9,514
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (q)	139	139
Mazda Motor Corp.
10.500% due 07/01/2008 (q)	17	17
McDonald’s Corp.
5.300% due 03/15/2017	125	122
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,301
Medtronic, Inc.
4.375% due 09/15/2010	100	99
Miller Brewing Co.
5.500% due 08/15/2013	15,000	14,720
Mirage Resorts, Inc.
6.750% due 02/01/2008	41,000	41,205
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,632
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,102
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,025
NSTAR Electric Co.
8.000% due 02/15/2010	100	106
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,565
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,066
6.850% due 10/15/2037	29,800	30,130
Oracle Corp.
5.000% due 01/15/2011	200	200
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	100	105
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,913
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	112	113
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,548
Peabody Energy Corp.
7.375% due 11/01/2016	47,900	50,774
7.875% due 11/01/2026	23,600	25,075
Pemex Project Funding Master Trust
5.750% due 12/15/2015	27,490	27,644
6.625% due 06/15/2035	46,000	47,632
7.375% due 12/15/2014	22,380	24,721
7.875% due 02/01/2009	3,770	3,912
8.000% due 11/15/2011	100,650	110,312
8.625% due 02/01/2022	38,977	48,271
9.125% due 10/13/2010	85	94
9.250% due 03/30/2018	2,000	2,521
9.375% due 12/02/2008	51,650	54,129
9.500% due 09/15/2027	31,000	42,206
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	110
PepsiCo., Inc.
5.750% due 01/15/2008	100	100
Pfizer, Inc.
4.650% due 03/01/2018	150	140
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,865
Praxair, Inc.
6.375% due 04/01/2012	200	210
Procter & Gamble Co.
6.875% due 09/15/2009	100	104
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,227
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,327
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,925
Reynolds American, Inc.
6.394% due 06/15/2011	45,900	45,937
6.750% due 06/15/2017	100	103
7.250% due 06/01/2013	80,000	84,857
7.625% due 06/01/2016	3,000	3,209
RH Donnelley Corp.
8.875% due 10/15/2017 (c)	5,000	5,075
Rohm & Haas Co.
6.000% due 09/15/2017	109,900	110,424
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,275
7.000% due 10/15/2007	3,490	3,490
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,077
Ryland Group, Inc.
5.375% due 06/01/2008	1,250	1,234
SABMiller PLC
5.660% due 07/01/2009	25,000	25,068
Safeway, Inc.
5.550% due 03/27/2009	13,000	13,017
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	157,170	172,019
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,336
Service Corp. International
6.500% due 03/15/2008	8,000	8,018
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	96,200	96,269
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,800
7.625% due 07/15/2011	23,220	24,147
Southern Natural Gas Co.
6.700% due 10/01/2007	5,144	5,144
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	17,548	18,381
Target Corp.
5.400% due 10/01/2008	200	200
5.875% due 03/01/2012	175	179
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,139

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Texaco Capital, Inc.
5.500% due 01/15/2009	$175	$176
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	99
Time Warner, Inc.
5.730% due 11/13/2009	102,478	101,324
5.875% due 11/15/2016	2,000	1,960
6.500% due 11/15/2036	20,000	19,357
6.875% due 05/01/2012	350	368
7.625% due 04/15/2031	120	131
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	9,000	9,045
Transocean, Inc.
5.869% due 09/05/2008	15,980	15,955
6.625% due 04/15/2011	5,330	5,526
Union Pacific Corp.
4.698% due 01/02/2024	144	137
United Airlines, Inc.
6.071% due 03/01/2013	2,589	2,603
6.201% due 03/01/2010	5,596	5,582
6.602% due 03/01/2015	3,562	3,571
8.030% due 07/01/2011 (a)	465	545
9.060% due 06/17/2015 (a)	3,585	221
9.200% due 03/22/2008 (a)	2,899	1,402
9.210% due 01/21/2017 (a)	8,994	812
10.020% due 03/22/2014 (a)	10,133	4,864
10.125% due 03/22/2015 (a)	12,618	5,978
10.360% due 11/13/2012 (a)	3,782	164
10.850% due 07/05/2014 (a)	34,111	3
10.850% due 02/19/2015 (a)	2,757	1,341
11.080% due 05/27/2024 (a)(q)	8,225	12
United Parcel Service, Inc.
4.250% due 11/15/2012	600	578
United Technologies Corp.
5.691% due 06/01/2009	107,000	107,043
6.100% due 05/15/2012	150	156
United Telecom, Inc.
6.890% due 07/01/2008 (q)	700	702
UnitedHealth Group, Inc.
4.875% due 04/01/2013	175	171
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	40,445
6.875% due 11/21/2036	39,800	41,204
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,359
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	96
5.250% due 09/01/2035	1,850	1,628
6.500% due 08/15/2037	23,200	24,156
Walt Disney Co.
5.824% due 09/10/2009	43,990	43,852
Waste Management, Inc.
7.375% due 08/01/2010	100	106
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,908
6.375% due 01/15/2012	10,360	10,763
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,278
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,443
Wyeth
5.500% due 03/15/2013	10,000	9,991
5.950% due 04/01/2037	250	242
Xerox Corp.
6.396% due 12/18/2009	1,200	1,206
9.750% due 01/15/2009	27,950	29,364
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,041

		4,961,343

Utilities 1.5%

Alabama Power Co.
3.125% due 05/01/2008	200	198
5.500% due 10/15/2017	250	246
5.695% due 08/25/2009	17,000	17,069
AT&T, Inc.
4.125% due 09/15/2009	250	246
5.100% due 09/15/2014	525	509
5.460% due 02/05/2010	108,570	108,247
5.648% due 05/15/2008	71,100	71,112
5.785% due 11/14/2008	16,400	16,418
6.450% due 06/15/2034	100	102
6.500% due 09/01/2037	300,000	310,364
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,926
4.240% due 04/26/2021	160,300	159,390
5.200% due 09/15/2014	26,000	25,343
5.658% due 08/15/2008	98,950	98,877
5.682% due 11/15/2007	24,598	24,611
British Telecommunications PLC
8.625% due 12/15/2010	200	220
9.125% due 12/15/2030	250	332
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	9,992
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
CMS Energy Corp.
9.875% due 10/15/2007	16,100	16,140
Consolidated Edison Co.
5.375% due 12/15/2015	100	98
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	29,135
5.390% due 03/23/2009	14,000	13,952
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,505
5.700% due 09/17/2012	100	100
DPL, Inc.
8.000% due 03/31/2009	28,000	29,124
Edison Mission Energy
7.200% due 05/15/2019	900	891
Enel Finance International S.A.
5.700% due 01/15/2013	300	303
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.980% due 12/01/2009	15,000	14,883
6.474% due 12/08/2008	24,340	24,434
Exelon Corp.
4.900% due 06/15/2015	10,000	9,326
6.750% due 05/01/2011	200	208
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,348
Florida Power Corp.
5.975% due 11/14/2008	8,000	8,010
France Telecom S.A.
7.750% due 03/01/2011	970	1,043
Georgia Power Co.
5.700% due 02/17/2009	14,550	14,596
GTE Northwest, Inc.
5.550% due 10/15/2008	250	251
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	54,037
KT Corp.
4.875% due 07/15/2015	100	94
MidAmerican Energy Co.
4.650% due 10/01/2014	100	95
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,466
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	277
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	128
Nippon Telegraph & Telephone Corp.
6.000% due 03/25/2008	250	250
NiSource Finance Corp.
6.064% due 11/23/2009	25,600	25,408
6.150% due 03/01/2013	12,000	12,282
Ohio Edison Co.
4.000% due 05/01/2008	150	149
5.450% due 05/01/2015	350	341
5.647% due 06/15/2009	50	51
Peco Energy Co.
5.950% due 10/01/2036	50	49
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,895
6.400% due 11/01/2011	15,000	15,491
Progress Energy, Inc.
5.810% due 01/15/2010	400	401
7.100% due 03/01/2011	23	24
PSEG Power LLC
5.000% due 04/01/2014	400	381
5.500% due 12/01/2015	8,000	7,767
6.950% due 06/01/2012	172	182
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	46
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,681
7.250% due 02/15/2011	15,500	15,655
Qwest Corp.
5.625% due 11/15/2008	59,710	59,934
7.200% due 11/10/2026	2,150	2,080
7.500% due 06/15/2023	6,850	6,782
7.625% due 06/15/2015	1,700	1,789
7.875% due 09/01/2011	100	106
8.875% due 03/15/2012	26,725	29,297
8.944% due 06/15/2013	2,800	3,003
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	24	24
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,325
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	37,231
Scana Corp.
5.771% due 03/01/2008	24,621	24,662
SEMCO Energy, Inc.
7.125% due 05/15/2008	21,865	22,033
Southern California Edison Co.
5.778% due 12/13/2007	38,080	38,102
Southern California Gas Co.
5.750% due 11/15/2035	75	72

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Sprint Capital Corp.
8.375% due 03/15/2012	$10,750	$11,847
Sprint Nextel Corp.
5.598% due 06/28/2010	100	100
TXU Corp.
4.800% due 11/15/2009	15,000	15,206
TXU Energy Co. LLC
6.194% due 09/16/2008	15,500	15,527
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (q)	2,760	2,767
Verizon Global Funding Corp.
4.000% due 01/15/2008	205	204
6.875% due 06/15/2012	150	160
7.250% due 12/01/2010	200	213
7.375% due 09/01/2012	235	256
7.750% due 12/01/2030	325	377
Verizon New England, Inc.
6.500% due 09/15/2011	300	311
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,856
5.634% due 01/01/2021	3,000	2,851
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	483
Vodafone Group PLC
5.625% due 02/27/2017	50	49
5.785% due 02/27/2012	40,000	39,563

		1,627,091

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107

MUNICIPAL BONDS & NOTES 0.4%

Austin Trust Various States, California State Educational Facilities Authority Revenue Bonds, Series 2007
0.000% due 10/01/2037	3,335	3,419
Austin Trust Various States, Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 12/01/2036	20,700	22,434
Austin Trust Various States, Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
0.000% due 11/15/2036	3,335	3,653
Austin Trust Various States, Texas State General Obligation Bonds, Series 2007
0.000% due 04/01/2037	12,400	13,586
Austin Trust Various States, University of Washington Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037	3,335	3,689
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
6.750% due 05/15/2035	1,955	2,127
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,607
6.375% due 06/01/2032	7,300	7,589
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,864
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,445
California State Department of Water Resources Revenue Bonds, Series 2000
5.880% due 12/01/2029	2,500	2,579
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,025
6.125% due 06/01/2038	2,000	2,019
6.125% due 06/01/2043	2,000	2,015
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,761
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	8,310	8,478
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
5.962% due 01/01/2014	7,810	7,840
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
5.961% due 11/01/2013	2,830	2,865
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
5.942% due 11/15/2013	3,765	3,820
5.943% due 11/15/2013	6,680	6,820
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
5.962% due 02/15/2014	4,335	4,388
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,519
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,605
0.000% due 08/15/2034	5,265	1,404
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.000% due 10/01/2036	2,275	2,279
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,243
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.860% due 07/01/2033	1,195	1,254
5.860% due 12/01/2033	5,000	5,260
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	16,521
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,758
4.750% due 01/15/2028	2,000	2,026
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	58,830	56,038
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA insured), Series 2005
6.023% due 07/01/2013	5,900	5,990
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	18,571
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.870% due 08/01/2034	5,000	5,377
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
6.750% due 07/01/2030	3,335	3,675
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,033
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	12,500	10,579
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.860% due 02/15/2035	4,022	4,220
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	5,000	5,011
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
5.942% due 07/15/2013	6,375	6,374
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	3,252
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,065
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,495
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (q)	31,105	35,583
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	14,800	14,732
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,789
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,148
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,072
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	118,400	116,564

Total Municipal Bonds & Notes (Cost $463,269)		481,460

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley
5.445% due 07/07/2008	297,000	293,100

Total Commodity Index-Linked Notes (Cost $297,000)		293,100

U.S. GOVERNMENT AGENCIES 57.6%

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	39	34
0.950% due 03/25/2009 (b)	761	4
1.000% due 09/25/2023	6	5
3.000% due 01/25/2025	185	183

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.444% due 02/25/2023 (b)	$213	$2
3.500% due 02/25/2013 - 09/25/2016	427	423
3.845% due 10/01/2033	123,126	123,098
3.855% due 08/01/2033	58	58
4.000% due 02/25/2009 - 09/01/2020	3,296	3,111
4.229% due 10/01/2034	14,815	14,980
4.245% due 03/01/2034	11,487	11,425
4.246% due 02/01/2035	16,400	16,515
4.250% due 04/25/2028	145	144
4.378% due 11/01/2034	4,080	4,123
4.380% due 03/01/2034	18,714	18,606
4.401% due 10/01/2034	7,173	7,207
4.411% due 11/01/2034	4,934	4,875
4.435% due 12/01/2034	3,610	3,637
4.462% due 09/01/2035	434	434
4.474% due 05/01/2035	58,317	57,686
4.484% due 07/01/2035	7,328	7,273
4.491% due 05/01/2035	9,259	9,215
4.493% due 07/01/2035	8,244	8,200
4.499% due 08/01/2035	14,088	14,025
4.500% due 10/01/2010 - 12/01/2035	15,683	15,542
4.512% due 06/01/2035	5,740	5,726
4.538% due 06/01/2015	296	299
4.620% due 05/01/2009	35	35
4.647% due 02/01/2035	5,906	5,843
4.659% due 11/01/2035	32,840	32,677
4.661% due 11/01/2035	8,117	8,218
4.665% due 07/01/2033	51	51
4.673% due 05/25/2035 - 09/01/2035	50,664	50,503
4.677% due 05/01/2035	39,725	39,291
4.678% due 01/01/2035	543	537
4.680% due 12/01/2012	372	365
4.690% due 02/01/2035 - 06/01/2035	30,468	30,253
4.703% due 09/01/2035	26,099	26,059
4.705% due 12/01/2034	585	578
4.709% due 09/01/2035	18,465	18,450
4.712% due 06/01/2035	5,104	5,058
4.731% due 11/01/2034	5,427	5,375
4.736% due 08/01/2035	7,006	6,952
4.745% due 03/01/2035	166	164
4.800% due 11/01/2035	20,475	20,306
4.817% due 09/01/2034	38,888	38,655
4.832% due 06/01/2035	350	348
4.863% due 01/01/2035	20,946	20,763
4.870% due 05/01/2013	131	128
4.877% due 01/01/2035	25,544	25,330
4.888% due 07/01/2035	6,050	6,047
4.901% due 02/01/2035	12,064	11,993
4.929% due 10/01/2034	6,334	6,397
4.930% due 01/01/2035	27,618	27,394
4.989% due 06/01/2035	1,682	1,677
5.000% due 03/01/2009 - 07/01/2037	12,724,749	12,244,380
5.100% due 07/01/2035	5,786	5,840
5.151% due 03/01/2023	459	466
5.203% due 05/01/2014	102	104
5.251% due 03/25/2034	30	30
5.261% due 03/25/2036	23,592	23,499
5.281% due 08/25/2034	264	262
5.302% due 09/01/2035	83	82
5.370% due 08/25/2043	3,000	3,003
5.375% due 03/01/2023	87	89
5.381% due 06/25/2044	24	24
5.400% due 02/01/2021	145	148
5.430% due 06/01/2022 - 01/01/2036	159	160
5.442% due 09/01/2017	889	875
5.474% due 03/01/2033	185	186
5.481% due 07/25/2021 - 05/25/2042	5,840	5,778
5.487% due 09/01/2024	253	256
5.500% due 05/01/2008 - 10/01/2037	31,181,304	30,584,734
5.500% due 01/01/2033 - 02/01/2035 (j)	541,413	531,906
5.500% due 09/01/2034 - 12/01/2036 (l)	3,968,958	3,895,247
5.531% due 11/01/2024 - 05/25/2031	3,399	3,442
5.536% due 12/01/2033	1,985	2,005
5.543% due 02/01/2028	45	46
5.581% due 10/25/2030	133	135
5.607% due 05/01/2021	38	39
5.631% due 03/25/2017 - 08/25/2030	2,634	2,656
5.690% due 09/01/2021	16	17
5.731% due 05/25/2030	829	831
5.750% due 12/20/2027	1,514	1,499
5.781% due 05/25/2030	829	829
5.815% due 12/01/2018	173	174
5.825% due 10/01/2020	34	34
5.870% due 02/01/2018	48	48
5.906% due 02/01/2012	77	79
5.909% due 12/01/2017	906	924
5.951% due 02/01/2028	761	768
5.960% due 04/01/2018	186	191
5.970% due 07/01/2019	15	15
5.973% due 11/01/2011	134	137
5.998% due 09/01/2021	9	9
6.000% due 02/01/2009 - 10/25/2044	4,800,339	4,811,138
6.014% due 04/18/2028	212	213
6.030% due 03/01/2023	1,089	1,115
6.031% due 04/25/2032	71	72
6.064% due 10/18/2030	1,539	1,548
6.070% due 12/01/2017	5	5
6.072% due 02/01/2021	93	94
6.080% due 07/01/2032	145	147
6.108% due 10/01/2027	264	269
6.118% due 09/01/2034	1,116	1,133
6.170% due 09/01/2019	778	788
6.189% due 07/01/2024	163	167
6.205% due 07/01/2042 - 09/01/2044	29,204	29,487
6.206% due 10/01/2044 - 12/01/2044	45,860	46,146
6.218% due 08/01/2022	1,365	1,395
6.220% due 12/01/2008	46	46
6.225% due 05/01/2023	384	392
6.250% due 01/25/2008 - 02/25/2029	3,043	3,037
6.255% due 09/01/2041	75	75
6.260% due 12/01/2036	606	614
6.279% due 07/01/2019	94	94
6.290% due 02/25/2029	500	521
6.300% due 10/17/2038	18,962	19,029
6.310% due 03/01/2008	82	82
6.320% due 10/01/2013	1,875	1,890
6.390% due 05/25/2036	26,797	27,785
6.405% due 10/01/2030 - 10/01/2040	6,118	6,142
6.480% due 01/01/2011 - 05/01/2030	87	89
6.488% due 11/01/2019	191	192
6.500% due 06/01/2008 - 06/25/2044	1,548,761	1,580,042
6.500% due 09/25/2008 - 10/25/2022 (b)	21	1
6.540% due 12/01/2007	95	95
6.542% due 10/01/2019	353	354
6.555% due 05/01/2017	2	2
6.564% due 04/01/2027	44	44
6.605% due 05/01/2023	163	165
6.625% due 02/01/2022	206	206
6.678% due 08/01/2027	1,774	1,770
6.684% due 09/01/2014	23	23
6.701% due 04/01/2027	65	65
6.730% due 11/01/2007 - 06/01/2022	977	974
6.734% due 03/01/2019	1,008	1,013
6.743% due 12/01/2020	636	640
6.750% due 10/25/2023	381	398
6.764% due 07/01/2021	46	46
6.795% due 11/01/2023	34	34
6.796% due 01/01/2020	845	848
6.814% due 02/01/2020 - 06/01/2023	181	183
6.820% due 06/01/2023	21	21
6.825% due 02/01/2020	64	65
6.831% due 09/01/2022	178	179
6.848% due 11/01/2021	77	79
6.872% due 09/01/2022	76	77
6.900% due 05/25/2023	68	71
6.934% due 08/01/2025	1,242	1,280
6.986% due 05/01/2022	26	26
7.000% due 11/01/2007 - 01/25/2048	19,089	19,784
7.015% due 09/01/2029	12	12
7.025% due 11/01/2022	21	22
7.055% due 05/01/2024	85	87
7.065% due 12/01/2023	216	218
7.095% due 07/01/2026	12	12
7.110% due 10/01/2009	462	476
7.121% due 11/01/2025	242	244
7.124% due 08/01/2027	2,124	2,130
7.128% due 11/01/2025	170	171
7.138% due 03/01/2025	1,016	1,026
7.151% due 07/01/2024 - 09/01/2024	943	955
7.160% due 04/01/2027	7	7
7.173% due 10/01/2024	47	48
7.190% due 11/01/2023	157	160
7.193% due 02/01/2027	457	461
7.200% due 05/01/2021 - 01/01/2024	280	284
7.220% due 11/01/2025	699	703
7.223% due 04/01/2027	65	65

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.225% due 10/01/2024	$163	$165
7.226% due 08/01/2026	169	171
7.227% due 05/01/2025 - 05/01/2026	399	406
7.235% due 12/01/2022	44	44
7.239% due 12/01/2010	75	78
7.240% due 01/01/2026 - 02/01/2026	236	240
7.246% due 01/01/2024	74	76
7.250% due 05/01/2009 - 01/01/2023	1,304	1,368
7.251% due 06/01/2025	93	93
7.253% due 06/01/2024	52	52
7.257% due 11/01/2025	37	37
7.279% due 12/01/2025	373	375
7.296% due 08/01/2027	139	140
7.300% due 08/01/2031	133	134
7.305% due 11/01/2025	82	82
7.350% due 09/01/2025	36	36
7.355% due 04/01/2024	386	394
7.362% due 12/01/2025	280	282
7.375% due 05/25/2022	1,356	1,412
7.377% due 06/01/2030	430	442
7.379% due 06/01/2025	799	807
7.391% due 10/01/2027	190	191
7.393% due 09/01/2023	179	180
7.411% due 02/01/2028	75	76
7.460% due 11/01/2023 - 03/01/2026	72	73
7.472% due 08/01/2027	37	37
7.495% due 08/01/2023	92	93
7.500% due 11/01/2010 - 07/25/2041	5,980	6,437
7.510% due 09/25/2008	96	97
7.522% due 12/01/2027	430	434
7.526% due 12/01/2023	94	95
7.547% due 10/01/2023	28	29
7.600% due 12/01/2026	13	13
7.625% due 11/01/2026	40	40
7.722% due 04/01/2026 - 05/01/2027	175	177
7.732% due 10/01/2024	7	7
7.750% due 06/01/2009 - 01/25/2022	2,139	2,279
7.780% due 01/01/2018	2,071	2,318
7.783% due 10/01/2026	11	11
7.800% due 10/25/2022	279	298
7.920% due 03/01/2018	2,563	2,894
7.980% due 05/01/2030	6,229	6,638
8.000% due 04/01/2008 - 06/01/2032	5,249	5,584
8.000% due 08/18/2027 (b)	13	3
8.011% due 02/01/2033	4	4
8.060% due 04/01/2030	1,733	1,865
8.080% due 04/01/2030	952	1,025
8.250% due 10/01/2008 - 02/01/2017	12	12
8.490% due 06/01/2025	889	970
8.500% due 09/01/2008 - 10/01/2032	4,220	4,540
8.750% due 01/25/2021	294	320
9.000% due 07/01/2009 - 12/01/2027	1,912	2,084
9.250% due 04/25/2018	28	30
9.300% due 05/25/2018 - 08/25/2019	80	87
9.500% due 11/01/2009 - 07/01/2022	1,248	1,366
9.705% due 09/25/2028	625	656
10.000% due 08/01/2009 - 05/01/2022	165	184
10.500% due 11/01/2013 - 04/01/2022	59	63
11.000% due 11/01/2013 - 11/01/2020	184	205
11.500% due 08/20/2016 - 11/01/2019	8	8
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	4	4
13.250% due 09/01/2011	2	2
14.750% due 08/01/2012	17	20
15.000% due 10/15/2012	46	53
15.500% due 10/01/2012 - 12/01/2012	3	3
15.750% due 12/01/2011 - 08/01/2012	15	18
16.000% due 09/01/2012	26	30
903.212% due 08/25/2021 (b)	0	8
1000.000% due 04/25/2022 (b)	0	7
1122.425% due 09/25/2008 (b)	0	1
Farmer Mac
7.953% due 01/25/2012	502	508
Federal Housing Administration
6.780% due 07/25/2040	7,298	7,316
6.875% due 11/01/2015	2,008	2,013
6.880% due 02/01/2041	11,088	11,116
6.896% due 07/01/2020	10,995	11,022
6.900% due 12/01/2040	22,020	22,075
6.960% due 05/01/2016	1,466	1,470
6.997% due 09/01/2019	104	105
7.110% due 05/01/2019	1,767	1,777
7.310% due 06/01/2041	22,889	23,026
7.315% due 08/01/2019	5,274	5,320
7.350% due 04/01/2019 - 11/01/2020	634	640
7.375% due 02/01/2018	163	165
7.400% due 01/25/2020 - 02/01/2021	3,959	3,999
7.430% due 10/01/2018 - 06/01/2024	15,871	16,030
7.450% due 05/01/2021	2,443	2,468
7.460% due 01/01/2023	243	246
7.465% due 11/01/2019	1,986	2,006
7.500% due 03/01/2032	3,167	3,206
7.580% due 12/01/2040	7,190	7,334
7.630% due 08/01/2041	17,257	17,602
7.780% due 11/01/2040	7,192	7,336
8.250% due 01/01/2041	4,599	4,714
8.375% due 02/01/2012	142	146
Freddie Mac
3.000% due 05/15/2022	400	397
3.500% due 05/15/2016 - 07/15/2032	3,058	2,996
4.000% due 04/01/2011 - 12/15/2024	76,351	75,899
4.250% due 03/15/2017 - 04/15/2023	15,291	15,221
4.500% due 11/01/2008 - 05/01/2034	32,191	31,926
4.547% due 01/01/2034 - 08/01/2035	14,678	14,806
4.582% due 09/01/2035	21,827	21,724
4.632% due 07/01/2035	21,331	21,342
4.705% due 06/01/2035	6,132	6,069
4.836% due 10/01/2035	42,072	41,763
4.844% due 11/01/2035	36,905	36,629
4.875% due 03/01/2035	5,386	5,339
4.891% due 10/01/2035	28,793	28,599
4.898% due 10/01/2035	39,112	38,839
4.906% due 11/01/2034	251	252
4.910% due 07/01/2035	70	69
4.944% due 11/01/2035	27,758	27,580
4.973% due 02/15/2008 (b)	3	0
5.000% due 06/15/2016 - 08/01/2037	386,068	380,166
5.013% due 12/01/2026	992	993
5.134% due 05/01/2035	42,651	42,576
5.391% due 08/25/2031	254	255
5.500% due 04/01/2022 - 09/01/2037	4,152,227	4,068,224
5.550% due 10/25/2023	215	215
5.589% due 05/01/2023	15	15
5.719% due 08/15/2032	5,839	5,811
5.750% due 05/01/2018	355	359
5.781% due 01/01/2022	98	99
5.850% due 03/01/2021	1,113	1,125
5.875% due 09/01/2018	84	84
5.902% due 08/15/2019 - 10/15/2020	19,798	19,739
5.912% due 03/01/2022	1,544	1,557
5.930% due 05/01/2018	333	340
5.950% due 06/15/2028	39,738	39,765
5.952% due 11/15/2024	620	620
5.980% due 02/01/2021	7	7
5.982% due 02/15/2019	12,534	12,502
5.992% due 05/15/2036	97	96
6.000% due 02/15/2008 - 09/01/2037	605,768	607,909
6.012% due 01/01/2021	47	47
6.040% due 07/01/2019	9	9
6.049% due 07/01/2032	5	5
6.065% due 10/01/2022	48	49
6.095% due 05/01/2020	19	19
6.102% due 03/15/2025 - 06/15/2031	10,756	10,716
6.131% due 05/25/2043	15,969	16,071
6.149% due 05/01/2021	1,511	1,520
6.152% due 06/15/2018 - 06/15/2031	933	934
6.200% due 12/15/2008	376	376
6.202% due 11/15/2030 - 12/15/2031	40	41
6.205% due 10/25/2044 - 02/25/2045	42,266	42,361
6.250% due 04/15/2023 - 01/15/2036	4,120	4,160
6.252% due 09/15/2030 - 01/15/2032	263	263
6.253% due 12/01/2018	404	407
6.256% due 05/01/2020	75	76
6.280% due 02/01/2019	353	355

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.405% due 07/25/2044	$3,081	$3,076
6.500% due 04/01/2008 - 07/25/2043	424,665	436,589
6.500% due 11/15/2008 - 09/15/2023 (b)	60	2
6.613% due 10/01/2020	11	11
6.625% due 04/01/2017	7	7
6.652% due 10/01/2020	260	266
6.700% due 10/25/2023	1,074	1,093
6.750% due 12/01/2016	179	181
6.831% due 09/01/2023	30	30
6.950% due 07/15/2021 - 08/15/2021	51	51
6.956% due 06/01/2022	30	30
6.992% due 12/01/2019	5	5
7.000% due 12/01/2007 - 10/25/2043	51,796	53,537
7.000% due 08/15/2008 - 09/15/2023 (b)	60	6
7.028% due 12/01/2022	22	23
7.030% due 01/01/2019	60	61
7.073% due 05/01/2023	197	196
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	59	59
7.108% due 07/01/2020	165	167
7.110% due 07/01/2022	109	112
7.115% due 07/01/2023	75	77
7.125% due 01/01/2019	1	1
7.148% due 09/01/2023	205	205
7.153% due 06/01/2022	635	645
7.158% due 07/01/2023	243	242
7.164% due 11/01/2026	476	481
7.186% due 04/01/2025	188	191
7.194% due 08/01/2023	1	1
7.200% due 06/01/2024	264	270
7.204% due 08/01/2023	120	122
7.209% due 08/01/2023	646	655
7.216% due 10/01/2026	464	474
7.222% due 08/01/2023	103	105
7.228% due 04/01/2024	901	913
7.236% due 02/01/2023	157	159
7.238% due 06/01/2024	620	629
7.240% due 01/01/2024	50	50
7.244% due 07/01/2025	877	884
7.250% due 04/01/2023	17	18
7.254% due 02/01/2025	28	28
7.258% due 11/01/2028	935	945
7.259% due 06/01/2021	571	580
7.260% due 10/01/2024 - 09/01/2028	234	240
7.271% due 11/01/2023	238	239
7.283% due 03/01/2024	321	324
7.288% due 11/01/2020	90	90
7.291% due 07/01/2024	150	151
7.292% due 09/01/2023	708	713
7.316% due 08/01/2023	1,370	1,380
7.317% due 05/01/2023	101	103
7.325% due 09/01/2027	56	56
7.338% due 04/01/2029	170	171
7.340% due 02/01/2026 - 07/01/2027	437	445
7.357% due 05/01/2023	59	60
7.358% due 09/01/2023	146	147
7.369% due 09/01/2023	379	386
7.393% due 11/01/2023	10	10
7.395% due 12/01/2023	154	156
7.396% due 10/01/2023	207	209
7.420% due 07/01/2030	1,076	1,104
7.425% due 01/01/2028	34	35
7.441% due 10/01/2023	132	133
7.443% due 10/01/2023	185	187
7.448% due 08/01/2023	47	48
7.470% due 10/01/2023	297	298
7.481% due 10/01/2023	58	58
7.485% due 01/01/2024	65	66
7.500% due 09/01/2008 - 07/01/2032	21,003	21,748
7.523% due 06/01/2020	94	97
7.531% due 07/01/2019	282	289
7.645% due 05/01/2025	5,867	6,403
8.000% due 12/01/2007 - 09/15/2024	5,647	5,720
8.250% due 12/01/2007 - 06/15/2022	302	301
8.500% due 02/01/2008 - 06/01/2030	3,291	3,328
8.750% due 04/01/2009 - 12/15/2020	147	147
8.900% due 11/15/2020	1,035	1,031
9.000% due 04/01/2009 - 07/01/2030	793	810
9.000% due 05/01/2022 (b)	7	2
9.250% due 10/01/2009 - 07/01/2017	3	4
9.500% due 09/01/2016 - 12/01/2022	780	826
10.000% due 11/01/2011 - 03/01/2021	74	80
10.100% due 09/01/2016	108	122
10.250% due 04/01/2009 - 07/01/2009	34	35
10.500% due 10/01/2017 - 01/01/2021	28	32
10.750% due 09/01/2009	3	3
11.000% due 06/01/2011 - 05/01/2020	41	46
11.250% due 10/01/2009 - 09/01/2015	4	4
11.500% due 01/01/2018	4	4
12.500% due 12/01/2012	2	2
13.250% due 10/01/2013	54	62
14.000% due 04/01/2016	3	4
15.500% due 08/01/2011 - 11/01/2011	2	3
Ginnie Mae
4.500% due 11/16/2028 - 07/15/2033	8,735	8,464
5.000% due 10/20/2029 - 07/20/2037	3,976	3,901
5.500% due 07/20/2028 - 02/20/2036	6,164	6,185
5.650% due 10/15/2012	4	4
5.750% due 08/20/2020 - 02/20/2032	38,905	39,266
5.896% due 06/20/2030	65	65
5.996% due 09/20/2030	256	256
6.000% due 10/15/2008 - 08/15/2037	119,017	120,003
6.125% due 12/20/2015 - 12/20/2029	32,541	32,858
6.152% due 06/16/2031 - 03/16/2032	632	634
6.202% due 10/16/2030	881	885
6.250% due 01/20/2028 - 03/20/2030	8,936	9,015
6.252% due 02/16/2030 - 04/16/2032	4,282	4,313
6.302% due 12/16/2025	136	137
6.352% due 02/16/2030	2,872	2,898
6.375% due 02/20/2017 - 05/20/2030	75,147	75,902
6.402% due 02/16/2030	1,372	1,384
6.446% due 03/20/2031	240	243
6.500% due 10/15/2008 - 07/15/2040	68,710	70,853
6.670% due 08/15/2040	921	954
6.750% due 06/20/2028 - 10/16/2040	43,015	44,325
6.875% due 04/20/2023	44	45
7.000% due 01/15/2008 - 11/15/2032	8,656	8,958
7.250% due 07/16/2028	4	4
7.500% due 04/15/2008 - 05/15/2032	9,579	9,861
7.700% due 03/15/2041	6,553	7,059
7.750% due 12/20/2020 - 12/15/2040	1,593	1,684
8.000% due 10/20/2007 - 10/20/2031	1,331	1,412
8.250% due 04/15/2008 - 04/15/2020	125	133
8.300% due 06/15/2019	22	24
8.500% due 09/15/2009 - 04/15/2031	1,119	1,205
9.000% due 09/15/2008 - 08/15/2030	980	1,054
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	561	608
10.000% due 02/15/2013 - 02/15/2025	562	636
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	113	129
11.000% due 04/15/2010 - 04/20/2019	23	26
11.500% due 04/15/2013 - 10/15/2015	15	17
12.000% due 11/15/2012 - 05/15/2016	95	109
13.000% due 12/15/2012	3	3
13.500% due 10/15/2012 - 09/15/2014	28	33
15.000% due 08/15/2011 - 11/15/2012	42	49
16.000% due 11/15/2011 - 05/15/2012	34	40
17.000% due 11/15/2011 - 12/15/2011	15	18
Small Business Administration
3.870% due 01/01/2014	1,392	1,359
4.340% due 03/01/2024	263	251

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.504% due 02/01/2014	$121	$115
4.524% due 02/10/2013	14,386	14,073
4.754% due 08/10/2014	77	75
4.770% due 04/01/2024	1,233	1,209
4.890% due 12/01/2023	1,516	1,498
4.980% due 11/01/2023	10,522	10,455
5.090% due 10/01/2025	1,014	1,007
5.110% due 08/01/2025	696	692
5.130% due 09/01/2023	6,686	6,693
5.190% due 07/01/2024	395	396
5.310% due 05/01/2027	500	500
5.340% due 11/01/2021	8,480	8,581
5.780% due 08/01/2027	100	102
6.030% due 02/01/2012	11,161	11,344
6.340% due 03/01/2021	14,309	14,781
6.344% due 08/01/2011	1,463	1,492
6.640% due 02/01/2011	3,364	3,454
6.700% due 12/01/2016	4,487	4,617
6.900% due 12/01/2020	4,504	4,704
6.950% due 11/01/2016	1,108	1,143
7.150% due 03/01/2017	1,999	2,073
7.190% due 12/01/2019	172	180
7.449% due 08/01/2010	8,390	8,550
7.452% due 09/10/2010	1,487	1,540
7.500% due 04/01/2017	1,176	1,222
7.540% due 08/10/2009	6,236	6,403
7.630% due 06/01/2020	7,909	8,356
7.640% due 03/10/2010	2,614	2,707
7.700% due 07/01/2016	130	135
8.017% due 02/10/2010	9,351	9,713
Small Business Administration Participation Certificates
5.950% due 05/01/2009	255	256
Tennessee Valley Authority
4.250% due 03/15/2013	180	175
6.000% due 03/15/2013	250	266
Vendee Mortgage Trust
0.451% due 06/15/2023 (b)	26,085	353
6.500% due 09/15/2024	18,938	19,832
6.812% due 01/15/2030	2,528	2,602

Total U.S. Government Agencies (Cost $61,889,085)		61,585,516

U.S. TREASURY OBLIGATIONS 2.3%

Treasury Inflation Protected Securities (g)
1.875% due 07/15/2013	170,121	167,463
2.000% due 01/15/2014	57,949	57,134
2.000% due 01/15/2026	20,361	19,451
2.375% due 04/15/2011	509,102	512,563
2.375% due 01/15/2017	207	208
2.375% due 01/15/2025	297,672	300,393
2.375% due 01/15/2027	659,151	667,391
2.625% due 07/15/2017	348,425	359,259
3.000% due 07/15/2012	32,788	34,136
3.625% due 04/15/2028	200,588	244,404
U.S. Treasury Notes
4.500% due 05/15/2017	50,000	49,734

Total U.S. Treasury Obligations (Cost $2,381,766)		2,412,136

MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	551	538
4.390% due 02/25/2045	107,519	106,288
4.440% due 02/25/2045	50	48
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	3,971	3,970
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	100,363	100,011
Banc of America Funding Corp.
4.112% due 05/25/2035	156,781	153,948
4.614% due 02/20/2036	84	83
5.191% due 01/25/2037	7,413	7,349
5.250% due 09/20/2034	200	197
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033	198	197
6.500% due 10/25/2031	444	449
6.500% due 09/25/2033	18,160	18,331
7.420% due 07/20/2032	1,618	1,641
Bear Stearns Adjustable Rate Mortgage Trust
4.539% due 08/25/2033	61	59
4.550% due 08/25/2035	289	290
4.613% due 01/25/2034	529	535
4.750% due 10/25/2035	148,547	147,123
4.779% due 01/25/2034	24	24
5.292% due 04/25/2033	8,133	8,129
5.302% due 02/25/2033	235	239
5.393% due 04/25/2033	21,689	21,592
5.435% due 04/25/2033	654	652
5.605% due 02/25/2033	16,006	15,947
5.866% due 11/25/2034	197	199
6.090% due 01/25/2034	73	75
6.282% due 11/25/2030	12,547	12,513
Bear Stearns Alt-A Trust
3.995% due 02/25/2034	12,527	12,562
5.012% due 01/25/2035	16,505	16,595
5.331% due 02/25/2034	141	140
5.336% due 09/25/2034	503	503
5.351% due 04/25/2035	6,229	6,174
5.374% due 05/25/2035	201,966	202,380
5.507% due 09/25/2035	91,205	91,110
5.905% due 01/25/2036	43,635	43,861
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	3,679	3,640
5.060% due 11/15/2016	9,989	9,985
5.910% due 02/14/2031	5	5
6.440% due 06/16/2030	11,060	11,106
7.000% due 05/20/2030	36,622	38,879
Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	374	381
CC Mortgage Funding Corp.
5.311% due 05/25/2036	8,428	8,245
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	242
Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	285	285
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	18,576	18,105
4.248% due 08/25/2035	111,887	109,295
4.677% due 08/25/2035	133,600	132,366
4.700% due 12/25/2035	67,062	65,947
4.748% due 08/25/2035	243	241
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	618	616
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	63	64
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	156
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,079	1,070
5.201% due 07/25/2046	929	928
5.331% due 05/25/2036	4,453	4,369
5.481% due 09/25/2035	4,481	4,410
5.646% due 05/20/2046	3,178	3,161
6.000% due 10/25/2032	5,136	5,135
6.250% due 12/25/2033	48	48
Countrywide Home Loan Mortgage Pass-Through Trust
3.850% due 10/19/2032	21	21
5.250% due 02/20/2036	61,093	60,759
5.361% due 05/25/2035	25,569	24,892
5.401% due 05/25/2034	1	1
5.421% due 04/25/2035	30,641	30,043
5.451% due 03/25/2035	33	32
5.461% due 02/25/2035	29	29
5.471% due 02/25/2035	35	34
5.471% due 06/25/2035	657	644
5.500% due 11/25/2035	11,341	9,324
5.511% due 09/25/2034	67	67
6.500% due 01/25/2034	722	740
6.834% due 07/19/2031	50	50
7.500% due 06/25/2035	690	730
CS First Boston Mortgage Securities Corp.
4.422% due 04/25/2034	66,776	66,073
5.640% due 05/25/2032	21	21
5.953% due 03/25/2032	783	781
6.500% due 04/25/2033	3,717	3,748
6.890% due 06/25/2032	11	11
7.252% due 05/25/2032	168	168
7.290% due 09/15/2041	280	290
7.317% due 06/25/2032	11	11
7.500% due 12/25/2032	8	9
Denver Arena Trust
6.940% due 11/15/2019	3,048	3,017
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.201% due 12/25/2036	43,064	42,988
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.221% due 08/25/2037	24,387	24,217
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	495	510
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	403	395
8.000% due 03/25/2022	9	9
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	35	35
First Nationwide Trust
6.750% due 08/21/2031	5,148	5,134
First Republic Mortgage Loan Trust
5.451% due 06/25/2030	4,029	3,935
6.052% due 08/15/2032	523	522
6.102% due 11/15/2031	22	22
Fund America Investors Corp. II
5.994% due 06/25/2023	15	15
6.920% due 06/25/2023	354	354
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	27,251	26,920
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	71	71
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	51	55
Government Lease Trust
4.000% due 05/18/2011	35,750	34,902

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.480% due 05/18/2011	$12,301	$12,623
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	11,759	12,017
6.620% due 10/18/2030	21,719	21,832
6.624% due 05/03/2018	55,900	59,266
GSR Mortgage Loan Trust
4.409% due 12/25/2034	87	87
4.540% due 09/25/2035	112,665	111,590
4.551% due 09/25/2035	91,922	91,423
5.251% due 11/25/2035	222,028	212,493
5.308% due 06/25/2034	126	125
5.481% due 01/25/2034	126	125
5.500% due 03/25/2035	150	149
6.000% due 03/25/2032	135	133
GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	2,845	2,860
Harborview Mortgage Loan Trust
5.261% due 04/19/2038	32,549	31,738
5.742% due 03/19/2037	21,630	21,269
5.836% due 06/20/2035	2,518	2,470
5.852% due 01/19/2035	5,963	5,853
5.872% due 02/19/2034	21	21
Indymac ARM Trust
6.605% due 01/25/2032	1,197	1,193
6.637% due 01/25/2032	315	314
6.947% due 08/25/2031	505	504
Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	22,923	23,181
Indymac Loan Trust
5.411% due 07/25/2009	61	61
JPMorgan Alternative Loan Trust
5.201% due 05/25/2036	2,394	2,392
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	100	101
JPMorgan Mortgage Trust
4.770% due 07/25/2035	179	178
4.856% due 02/25/2036	24,003	23,803
5.010% due 07/25/2035	49,336	49,127
LB Mortgage Trust
8.465% due 01/20/2017	20,928	22,698
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,630
5.969% due 03/15/2026	73	73
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,243	1,242
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,700	11,444
5.191% due 05/25/2034	172	172
6.178% due 10/25/2032	4,181	4,166
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,438	2,375
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	27,536	27,919
6.500% due 08/25/2032	51,250	51,396
Mellon Residential Funding Corp.
5.787% due 12/15/2030	4,831	4,787
5.851% due 06/15/2030	762	752
5.986% due 10/20/2029	14,465	14,484
6.102% due 11/15/2031	21,837	21,767
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	127	126
5.341% due 02/25/2036	93	92
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	8,516	8,493
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	183,040	178,644
5.461% due 06/25/2028	5,140	5,059
6.132% due 03/15/2025	300	287
Morgan Stanley Capital I
5.500% due 04/25/2017	56	56
5.812% due 10/15/2020	93,545	93,134
6.160% due 04/03/2014	3,022	3,045
6.170% due 10/03/2034	1,401	1,415
Nationslink Funding Corp.
6.170% due 11/10/2030	1,190	1,189
6.888% due 11/10/2030	66	66
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,295	3,449
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	45	46
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
5.531% due 02/25/2019	3,409	3,407
5.531% due 02/25/2034	16,539	16,346
Provident Funding Mortgage Loan Trust
3.899% due 10/25/2035	16,516	16,322
4.381% due 04/25/2034	20,597	20,699
Prudential-Bache CMO Trust
8.400% due 03/20/2021	499	497
Prudential Home Mortgage Securities
7.500% due 03/25/2008	40	40
RAAC Series 2005-SP1
5.000% due 09/25/2034	11,668	11,620
Regal Trust IV
5.724% due 09/29/2031	1,568	1,568
Resecuritization Mortgage Trust
5.379% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
5.231% due 09/25/2046	20,079	19,878
Residential Asset Mortgage Products, Inc.
5.675% due 07/25/2024	1,134	1,131
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	764	767
Salomon Brothers Mortgage Securities VII, Inc.
5.631% due 05/25/2032	202	202
7.552% due 12/25/2030	169	168
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	288	288
Sears Mortgage Securities
12.000% due 02/25/2014	84	83
Securitized Asset Sales, Inc.
7.594% due 11/26/2023	148	147
Sequoia Mortgage Trust
4.082% due 04/20/2035	52,948	52,335
5.846% due 07/20/2033	316	313
5.852% due 10/19/2026	453	449
Structured Adjustable Rate Mortgage Loan Trust
5.316% due 08/25/2034	596	600
5.450% due 01/25/2036	15,778	15,843
6.383% due 01/25/2035	311	312
Structured Asset Mortgage Investments, Inc.
5.301% due 03/25/2037	63	62
5.321% due 06/25/2036	2,801	2,742
5.351% due 05/25/2036	82	80
5.441% due 12/25/2035	6,013	5,895
5.752% due 07/19/2035	275	269
5.832% due 09/19/2032	15,489	15,471
5.852% due 03/19/2034	23	23
5.855% due 04/30/2030	2	2
6.362% due 05/25/2022	1,995	1,916
Structured Asset Securities Corp.
5.322% due 10/25/2035	197	195
5.385% due 03/25/2033	11,586	11,463
6.063% due 02/25/2032	2,948	2,942
6.150% due 07/25/2032	2,027	2,021
6.846% due 05/25/2032	134	134
7.188% due 01/25/2032	2,561	2,554
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	41	40
TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	124	124
6.080% due 09/25/2036	7,152	7,154
Thornburg Mortgage Securities Trust
5.236% due 05/25/2046	20,905	20,784
5.251% due 10/25/2046	5,833	5,748
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,066
6.800% due 01/25/2028	2,680	2,702
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,402	2,394
Washington Mutual, Inc.
4.208% due 06/25/2033	24,963	24,742
5.211% due 06/25/2046	853	852
5.321% due 04/25/2045	1,090	1,089
5.391% due 11/25/2045	6,893	6,786
5.421% due 08/25/2045	665	663
5.421% due 10/25/2045	49,385	48,309
5.441% due 01/25/2045	29	28
5.527% due 02/27/2034	520	517
5.671% due 12/25/2027	2,008	2,008
5.771% due 12/25/2027	32,181	31,906
5.777% due 05/25/2046	4,037	4,040
5.777% due 10/25/2046	1,456	1,448
5.932% due 11/25/2034	100	99
5.963% due 06/25/2046	53,742	52,656
5.983% due 02/25/2046	155	151
6.183% due 11/25/2042	429	430
6.383% due 06/25/2042	2,648	2,608
6.383% due 08/25/2042	367	368
6.483% due 11/25/2046	2,781	2,786
Washington Mutual MSC Mortgage Pass-Through Certificates
3.959% due 06/25/2033	19,107	18,833
5.390% due 02/25/2033	230	230
7.225% due 05/25/2033	365	370
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	37,002	36,330
3.988% due 12/25/2034	609	599
4.318% due 07/25/2035	49,635	49,186
4.950% due 03/25/2036	255,206	252,289
5.200% due 03/25/2036	9,788	9,722

Total Mortgage-Backed Securities (Cost $3,696,576)		3,694,789

ASSET-BACKED SECURITIES 2.2%

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	11,648	11,577
5.291% due 09/25/2035	282	282

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
ACE Securities Corp.
5.181% due 06/25/2036	$9,024	$8,993
5.181% due 07/25/2036	17,454	17,396
5.201% due 12/25/2035	7,603	7,586
5.211% due 02/25/2036	5,907	5,893
Ameriquest Mortgage Securities, Inc.
5.561% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.401% due 06/25/2032	363	363
5.421% due 07/25/2032	3	3
Argent Securities, Inc.
5.181% due 10/25/2036	12,317	12,224
5.191% due 05/25/2036	4,469	4,464
5.201% due 04/25/2036	6,776	6,770
5.211% due 03/25/2036	5,466	5,460
Asset-Backed Funding Certificates
5.191% due 10/25/2036	4,705	4,678
Asset-Backed Securities Corp. Home Equity
5.191% due 03/25/2036	617	616
5.191% due 07/25/2036	7,156	7,135
5.201% due 03/25/2036	1,310	1,309
5.211% due 05/25/2037	15,285	15,155
5.291% due 05/25/2035	101	101
5.406% due 09/25/2034	84	82
Bank One Issuance Trust
5.862% due 12/15/2010	30,150	30,162
Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	5,244	5,235
Bear Stearns Asset-Backed Securities, Inc.
5.171% due 02/25/2037	11,723	11,662
5.191% due 05/25/2036	1,683	1,675
5.201% due 12/25/2036	15,286	15,163
5.211% due 12/25/2035	1,432	1,430
5.221% due 04/25/2036	12,825	12,795
5.281% due 01/25/2037	41,617	41,167
5.321% due 01/25/2047	800	794
5.331% due 09/25/2034	45	45
5.340% due 06/25/2043	4,087	4,129
5.451% due 12/25/2034	12	12
5.461% due 10/25/2032	8,945	8,756
5.531% due 10/27/2032	3,422	3,389
Brazos Student Finance Corp.
5.430% due 06/01/2023	4,628	4,638
Carmax Auto Owner Trust
5.328% due 06/16/2008	17,796	17,804
Carrington Mortgage Loan Trust
5.171% due 05/25/2036	4,785	4,768
5.181% due 08/25/2036	6,114	6,089
5.181% due 01/25/2037	174	173
5.196% due 02/25/2036	29	29
5.251% due 02/25/2036	20,000	19,953
Cendant Mortgage Corp.
6.000% due 07/25/2043	2,760	2,730
Centex Home Equity
5.181% due 06/25/2036	418	418
Chase Credit Card Master Trust
5.862% due 07/15/2010	15,895	15,902
Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	25	25
5.771% due 08/25/2032	2,208	2,176
5.871% due 10/25/2032	148	146
Chase Issuance Trust
5.772% due 07/15/2010	32,000	32,009
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	15	15
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	20,000	19,820
5.530% due 02/07/2010	15,000	15,008
Citibank Credit Card Master Trust I
6.050% due 01/15/2010	5,121	5,134
Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	9,392	9,350
5.201% due 12/25/2036	1,081	1,075
5.201% due 05/25/2037	30,365	30,232
Community Program Loan Trust
4.500% due 10/01/2018	7,775	7,701
4.500% due 04/01/2029	26,000	24,443
Conseco Finance
6.202% due 05/15/2032	145	136
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	51,159	50,918
5.181% due 03/25/2037	29,781	29,642
5.181% due 05/25/2037	2,846	2,827
5.181% due 07/25/2037	172	171
5.181% due 08/25/2037	77,422	76,895
5.201% due 06/25/2036	10,605	10,591
5.201% due 07/25/2036	4,255	4,246
5.201% due 08/25/2036	3,348	3,344
5.201% due 09/25/2036	2,075	2,074
5.211% due 06/25/2037	17,122	16,989
5.221% due 04/25/2036	17	17
5.261% due 07/25/2036	3,078	3,075
5.291% due 02/25/2036	10,891	10,833
5.611% due 12/25/2031	4	4
Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	4,139	4,131
5.201% due 01/25/2037	165	164
5.681% due 04/25/2032	731	725
CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	452	442
5.831% due 07/25/2032	52	50
6.245% due 08/25/2032	1,615	1,583
Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	250	242
Discover Card Master Trust I
6.128% due 10/16/2013	400	401
Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	165	161
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	3	3
Fieldstone Mortgage Investment Corp.
5.211% due 05/25/2036	5,102	5,084
First Alliance Mortgage Loan Trust
5.571% due 01/25/2025	10	10
6.256% due 03/20/2031	1,332	1,322
First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	10,864	10,814
5.181% due 10/25/2036	23,170	22,855
5.181% due 11/25/2036	7,802	7,690
5.181% due 03/25/2037	12,905	12,825
5.201% due 01/25/2036	2,779	2,778
5.201% due 03/25/2036	251	250
5.201% due 12/25/2036	12,715	12,574
5.211% due 02/25/2036	1,111	1,109
5.221% due 01/25/2036	33,580	33,453
5.501% due 12/25/2034	3,924	3,885
First USA Credit Card Master Trust
5.774% due 04/18/2011	20,000	20,005
FMAC Loan Receivables Trust
6.500% due 09/15/2020	41	34
7.900% due 04/15/2019	20	19
Ford Credit Auto Owner Trust
5.349% due 07/15/2008	6,172	6,175
Fremont Home Loan Trust
5.181% due 10/25/2036	11,842	11,761
5.301% due 01/25/2036	99	99
Green Tree Financial Corp.
6.240% due 11/01/2016	40	39
6.480% due 12/01/2030	29	30
6.870% due 04/01/2030	924	921
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
GSAMP Trust
5.171% due 08/25/2036	528	525
5.191% due 04/25/2036	1,496	1,495
5.201% due 01/25/2036	9,183	9,098
5.201% due 02/25/2036	5,164	5,148
5.221% due 11/25/2035	2,267	2,233
5.421% due 03/25/2034	929	926
GSR Mortgage Loan Trust
5.231% due 11/25/2030	49	48
HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	17,991	17,566
5.846% due 09/20/2033	36	35
5.902% due 03/20/2036	13,581	13,265
Home Equity Asset Trust
5.191% due 05/25/2037	28,638	28,436
5.211% due 05/25/2036	20,019	19,916
5.731% due 11/25/2032	154	147
HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,305	2,300
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	81,259	80,521
5.211% due 12/25/2035	8,913	8,878
IMC Home Equity Loan Trust
7.172% due 07/25/2026	73	73
7.310% due 11/20/2028	48	48
7.500% due 04/25/2026	50	50
7.520% due 08/20/2028	32	32
Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	12,859	12,829
5.191% due 04/25/2037	177	176
5.221% due 03/25/2036	12,606	12,583
IXIS Real Estate Capital Trust
5.191% due 08/25/2036	10,726	10,704
JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	7,716	7,682
5.181% due 07/25/2036	10,893	10,842
5.191% due 01/25/2032	2,237	2,236
5.191% due 05/25/2037	22,893	22,690
5.201% due 03/25/2036	1,209	1,206
5.211% due 08/25/2036	22,550	22,381
5.221% due 10/25/2036	760	755
Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	19,525	19,436
Lehman XS Trust
5.201% due 05/25/2046	263	263
5.211% due 04/25/2046	21,110	21,058
5.211% due 06/25/2046	20,685	20,649
5.211% due 08/25/2046	6,356	6,308

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.221% due 05/25/2046	$15,969	$15,905
Long Beach Mortgage Loan Trust
5.171% due 07/25/2036	11,888	11,835
5.191% due 05/25/2046	698	697
5.201% due 03/25/2036	3,552	3,550
5.211% due 01/25/2036	8	8
5.211% due 02/25/2036	3,047	3,046
5.221% due 01/25/2046	1,382	1,378
5.271% due 02/25/2036	30,000	29,847
5.411% due 10/25/2034	5,132	5,004
MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	8,878	8,840
5.191% due 10/25/2036	1,421	1,418
5.211% due 01/25/2036	13,861	13,827
5.241% due 11/25/2035	11,560	11,539
MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	65,000	65,019
Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	11,214	11,122
Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	3,480	3,461
5.191% due 03/25/2037	4,469	4,465
5.191% due 10/25/2037	896	890
5.201% due 08/25/2036	1,123	1,119
5.201% due 02/25/2037	7,198	7,180
5.201% due 07/25/2037	31,545	31,316
5.251% due 02/25/2037	9,407	9,333
Mid-State Trust
6.340% due 10/15/2036	22,975	22,916
7.340% due 07/01/2035	1,022	1,095
7.791% due 03/15/2038	3,973	4,195
8.330% due 04/01/2030	21,527	22,442
Morgan Stanley ABS Capital I
5.171% due 04/25/2036	3,834	3,822
5.171% due 06/25/2036	102	101
5.191% due 03/25/2036	9,183	9,162
5.201% due 12/25/2035	2,719	2,710
5.201% due 03/25/2036	13,576	13,525
5.231% due 09/25/2036	200	197
Morgan Stanley Home Equity Loans
5.181% due 04/25/2036	8,006	7,978
5.181% due 12/25/2036	30,817	30,616
5.211% due 12/25/2035	1,973	1,963
Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	128	127
5.241% due 11/25/2036	200	196
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	4,425	4,561
Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	23,316	23,160
Nelnet Student Loan Trust
5.182% due 09/25/2012	321	322
5.210% due 12/24/2018	307	308
5.220% due 12/22/2014	3,505	3,503
5.370% due 01/26/2015	1,340	1,341
5.450% due 07/25/2016	3,675	3,678
5.450% due 10/25/2016	4,041	4,042
New Century Home Equity Loan Trust
5.191% due 05/25/2036	3,135	3,133
5.211% due 12/25/2035	834	834
5.401% due 09/25/2035	50,857	49,988
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	4,616	4,598
Nomura Asset Acceptance Corp.
5.271% due 01/25/2036	5,211	5,001
Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	1,936	1,931
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	228
Option One Mortgage Loan Trust
5.171% due 02/25/2037	4,826	4,807
5.201% due 01/25/2036	6,234	6,212
Ownit Mortgage Loan Asset-Backed Certificates
5.191% due 03/25/2037	7,774	7,751
Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	43,969	43,490
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009	580	590
Quest Trust
5.561% due 12/25/2033	1,122	1,101
5.691% due 06/25/2034	130	130
Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	502	499
5.491% due 11/25/2034	177	173
Residential Asset Mortgage Products, Inc.
5.201% due 05/25/2036	5,761	5,727
5.211% due 01/25/2036	314	313
5.261% due 09/25/2035	111	111
5.281% due 11/25/2035	525	524
Residential Asset Securities Corp.
5.171% due 06/25/2036	11,608	11,566
5.181% due 09/25/2036	20,754	20,652
5.191% due 04/25/2036	12,815	12,765
5.201% due 03/25/2036	2,524	2,522
5.201% due 04/25/2036	8,702	8,688
5.201% due 11/25/2036	67	66
5.211% due 01/25/2036	5,381	5,379
5.211% due 10/25/2036	24,559	24,402
5.221% due 01/25/2036	124	124
Residential Funding Mortgage Securities II, Inc.
5.231% due 12/25/2035	11,148	11,060
Residential Mortgage Loan Trust
7.062% due 09/25/2029	19	19
SACO I, Inc.
5.191% due 05/25/2036	11,247	10,932
5.351% due 06/25/2035	3,782	3,631
5.381% due 12/25/2035	343	335
Salomon Brothers Mortgage Securities VII, Inc.
5.411% due 09/25/2028	1,913	1,853
5.431% due 03/25/2032	975	968
Saxon Asset Securities Trust
5.191% due 03/25/2036	529	528
5.401% due 01/25/2032	3	3
5.651% due 08/25/2032	889	879
Securitized Asset-Backed Receivables LLC Trust
5.191% due 03/25/2036	10,788	10,730
5.191% due 12/25/2036	169	167
SLM Student Loan Trust
5.340% due 04/25/2014	72,170	72,189
5.350% due 10/25/2016	3,358	3,360
5.350% due 07/25/2017	6,362	6,358
5.350% due 10/25/2018	2,724	2,712
5.360% due 01/25/2016	6,968	6,970
5.370% due 01/26/2015	6,684	6,686
5.370% due 04/27/2015	4,452	4,453
Soundview Home Equity Loan Trust
5.161% due 07/25/2036	4,979	4,977
5.171% due 11/25/2036	590	589
5.181% due 10/25/2036	1,800	1,789
5.191% due 06/25/2036	6,845	6,836
5.251% due 03/25/2036	4,028	4,016
Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	142	142
5.191% due 02/25/2037	7,032	6,989
5.211% due 12/25/2036	14,232	14,145
Structured Asset Investment Loan Trust
5.831% due 04/25/2033	2,194	2,137
Structured Asset Securities Corp.
4.900% due 04/25/2035	35,232	34,819
5.181% due 02/25/2036	4,994	4,975
5.211% due 01/25/2037	31,639	31,271
5.231% due 09/25/2035	646	646
5.421% due 01/25/2033	6,683	6,458
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	8,818	8,821
USAA Auto Owner Trust
5.310% due 03/16/2009	24	24
Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	28,261	27,982
5.201% due 04/25/2036	6,127	6,115
Wells Fargo Home Equity Trust
5.251% due 12/25/2035	11,521	11,447
5.371% due 10/25/2035	196	195
5.371% due 11/25/2035	86,836	85,399
5.381% due 12/25/2035	135,729	131,162
WFS Financial Owner Trust
3.590% due 10/19/2009	6,367	6,336
WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	3,380	3,370
6.652% due 10/15/2029	1,562	1,555

Total Asset-Backed Securities (Cost $2,420,118)		2,374,349

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,537
Canada Mortgage & Housing Corp.
2.950% due 06/02/2008	50	49
4.800% due 10/01/2010	100	101
China Development Bank
5.000% due 10/15/2015	29,300	28,351
Hydro Quebec
5.195% due 09/29/2049	5,600	5,277
7.500% due 04/01/2016	150	174
Italy Government International Bond
3.250% due 05/15/2009	160	157
4.500% due 01/21/2015	150	145
5.375% due 06/15/2033	50	49
Korea Development Bank
4.750% due 07/20/2009	300	298
5.478% due 10/31/2008	100	100
Korea Highway Corp.
5.125% due 05/20/2015	100	97
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,721
Province of Manitoba Canada
7.750% due 07/17/2016	200	236
Province of New Brunswick Canada
5.200% due 02/21/2017	125	126
Province of Nova Scotia Canada
5.125% due 01/26/2017	150	151

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
Province of Ontario Canada
5.125% due 07/17/2012		$100	$102
5.500% due 10/01/2008		150	151
Province of Quebec Canada
5.000% due 07/17/2009		100	101
Republic of Korea
8.875% due 04/15/2008		50	51
Russia Government International Bond
8.250% due 03/31/2010		867	903
South Africa Government International Bond
5.875% due 05/30/2022		100	98
6.500% due 06/02/2014		27,000	28,485

Total Sovereign Issues (Cost $69,900)			71,460

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	39,676
Atlas Reinsurance PLC
8.172% due 01/10/2010		3,000	4,323
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,426
Bauhaus Securities Ltd.
4.565% due 10/30/2052		78	111
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2013	BRL	190,000	97,915
10.000% due 01/01/2017		1,518,624	761,613
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	64,060
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	1,000,000	8,685
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,426
5.684% due 12/29/2049	GBP	16,400	30,585
Ford Motor Credit Co.
5.250% due 06/16/2008	EUR	15,000	10,722
6.750% due 01/14/2008		8,000	11,353
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,845
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,270
5.500% due 09/15/2067		151,800	211,015
HBOS PLC
4.875% due 03/29/2049		14,090	18,888
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (g)		40,718	57,811
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	7,537
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	39,912
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	24,092
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,842
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	82,126
Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013	EUR	11,308	15,833
6.580% due 11/30/2014		13,540	19,063
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	49,549
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	20,815
Pylon Ltd.
6.224% due 12/18/2008 (q)	EUR	250	359
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,670
1.795% due 12/31/2049		1,100,000	9,666

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244

SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 2.6%

Abbey National Treasury Services PLC
5.670% due 07/02/2008		$386,400	386,554
Bank of Ireland
5.400% due 01/15/2010		34,200	34,246
Barclays Bank PLC
5.281% due 03/17/2008		127,070	127,110
Calyon Financial, Inc.
5.340% due 01/16/2009		317,800	317,909
5.395% due 06/29/2010		43,140	43,183
Capital One Bank
5.619% due 02/23/2009		100,000	99,397
Capmark Bank
4.250% due 11/05/2019		100	99
Fortis Bank NY
5.265% due 04/28/2008		1,000	1,000
5.265% due 06/30/2008		304,730	304,840
5.300% due 09/30/2008		187,070	187,131
HSBC Bank USA N.A.
5.426% due 07/28/2008		74,800	74,907
Lehman Brothers Bank FSB
3.967% due 01/28/2016		100	98
Nordea Bank Finland PLC
5.308% due 05/28/2008		160,100	160,095
Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		63,700	63,640
Skandinav Enskilda BK
5.340% due 08/21/2008		7,000	6,994
5.350% due 02/13/2009		238,460	238,162
Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		8,600	8,600
Societe Generale NY
5.079% due 03/26/2008		104,730	104,730
Unicredito Italiano NY
5.506% due 05/29/2008		141,400	141,306
5.621% due 12/03/2007		19,500	19,508

			2,752,209

COMMERCIAL PAPER 3.1%

ABN AMRO N.A. Finance
5.240% due 10/25/2007		10,700	10,663
Bank of America Corp.
5.230% due 11/06/2007		19,100	19,000
5.230% due 11/16/2007		33,400	33,177
5.230% due 11/20/2007		94,200	93,516
5.245% due 10/26/2007		2,200	2,192
5.250% due 10/02/2007		3,900	3,899
5.250% due 10/05/2007		12,500	12,493
5.260% due 11/08/2007		120,900	120,229
Bank of Ireland
5.250% due 10/26/2007		14,500	14,447
5.285% due 11/09/2007		114,600	113,944
Bank of Scotland PLC
5.050% due 01/28/2008		7,000	6,880
Barclays U.S. Funding Corp.
5.250% due 10/24/2007		250,900	250,058
5.250% due 11/02/2007		70,400	70,071
5.260% due 10/09/2007		2,000	1,998
5.260% due 11/06/2007		18,100	18,005
5.520% due 10/15/2007		15,600	15,566
Cox Communications, Inc.
6.002% due 01/15/2008		16,700	16,443
Dexia Delaware LLC
5.240% due 11/05/2007		21,200	21,092
DnB NORBank ASA
5.050% due 01/25/2008		7,300	7,178
5.080% due 01/04/2008		5,000	4,931
5.225% due 11/20/2007		800	794
Freddie Mac
4.000% due 10/01/2007		1,104,800	1,104,800
4.550% due 11/19/2007		400	397
4.680% due 10/05/2007		69,999	69,963
4.727% due 10/12/2007		2,100	2,097
5.119% due 10/03/2007		2,500	2,499
General Electric Capital Corp.
5.150% due 10/22/2007		500	498
5.155% due 02/29/2008		23,800	23,288
5.170% due 11/06/2007		28,200	28,054
5.240% due 10/31/2007		23,600	23,497
HBOS Treasury Services PLC
5.240% due 10/25/2007		3,300	3,288
5.245% due 10/17/2007		21,400	21,350
5.250% due 10/11/2007		10,900	10,884
5.250% due 10/16/2007		1,500	1,497
5.250% due 10/31/2007		2,300	2,290
5.250% due 11/01/2007		200	199
5.250% due 11/02/2007		57,400	57,132
5.250% due 11/05/2007		20,500	20,395
Intesa Funding LLC
5.180% due 10/01/2007		32,800	32,800
Nordea N.A., Inc.
5.240% due 11/09/2007		71,000	70,597
5.280% due 11/09/2007		1,600	1,591
Rabobank USA Financial Corp.
4.900% due 10/01/2007		25,700	25,700
5.000% due 10/01/2007		5,600	5,600
Santander Hispano Finance Delaware
5.190% due 01/28/2008		100,000	98,283
Societe Generale NY
5.210% due 11/05/2007		14,700	14,626
5.225% due 11/15/2007		11,000	10,928
5.245% due 10/17/2007		1,500	1,496
5.250% due 11/06/2007		5,100	5,073
Svenska Handelsbanken AB
5.100% due 12/19/2007		7,100	7,018
5.240% due 11/06/2007		6,900	6,864
5.250% due 11/08/2007		2,200	2,188
5.255% due 11/05/2007		383,500	381,541
5.540% due 10/15/2007		2,200	2,195
Swedbank AB
5.105% due 12/19/2007		7,400	7,314
5.410% due 10/18/2007		11,900	11,870
5.680% due 10/16/2007		11,900	11,872

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
UBS Finance Delaware LLC
4.750% due 10/01/2007	$22,900	$22,900
5.200% due 11/07/2007	32,485	32,311
5.225% due 11/14/2007	18,700	18,581
5.230% due 10/15/2007	4,600	4,591
5.240% due 10/12/2007	9,100	9,085
5.240% due 10/22/2007	2,100	2,094
5.245% due 10/26/2007	18,300	18,233
5.320% due 02/20/2008	22,100	21,652
5.500% due 10/15/2007	13,600	13,571
Unicredit Delaware, Inc.
5.125% due 12/20/2007	15,400	15,219
Unicredito Italiano SpA
5.185% due 11/27/2007	4,000	3,967
5.200% due 10/26/2007	1,000	996
5.500% due 10/15/2007	11,900	11,875
Westpac Banking Corp.
5.170% due 10/15/2007	800	798
5.225% due 11/13/2007	1,400	1,391
5.245% due 10/25/2007	16,000	15,944
5.250% due 11/02/2007	900	896
5.260% due 11/08/2007	10,600	10,541
Westpac Trust Securities NZ Ltd.
5.090% due 12/19/2007	159,250	157,401
5.210% due 10/19/2007	12,000	11,969
5.230% due 11/19/2007	1,500	1,489
5.240% due 10/23/2007	16,300	16,248
5.270% due 11/06/2007	1,400	1,393
5.410% due 12/18/2007	16,300	16,113

		3,315,518

Repurchase Agreements 0.6%

Fixed Income Clearing Corp.
4.400% due 10/01/2007 (Dated 09/28/2007. Collateralized by Fannie Mae 0.000%—5.150% due 11/21/2007—11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000%—4.125% due 10/19/2007 —12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500%—8.750% due 11/15/2016—05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000%—5.125% due 02/15/2014— 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)	505,789	505,789
UBS Securities LLC
3.800% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)	100,000	100,000
3.900% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)	100,000	100,000

		705,789

U.S. Treasury Bills 0.9%
3.893% due 11/29/2007 - 12/13/2007 (f)(g)(h)(i)(m)	$966,370	$956,657

Total Short-Term Instruments (Cost $7,732,574)		7,730,173

Purchased Options (o) 0.9% (Cost $489,167)		937,612
Total Investments (k) 106.6% (Cost $113,694,746)		$114,007,265
Written Options (p) (0.7%) (Premiums $522,940)		(736,862)
Other Assets and Liabilities (Net) (5.9%)		(6,361,507)

Net Assets 100.0%		$106,908,896

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only securities.
(c)	When-issued securities.
(d)	Principal only securities.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average rate.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(i)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(j)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(k)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(l)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(n)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%	03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	(18)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170)%	06/20/2010	50,000	757
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435)%	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135)%	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	29,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	9,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	17,000	(51)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009	10,500	9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011	15,000	(126)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	15,000	170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%	12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011	10,000	(54)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011	10,300	21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011	10,000	23

Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	10,000	26
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	10,400	25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170)%	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	10,000	4
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	10,000	175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%	03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	198
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	7,000	122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	15,000	172
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	12/20/2007	25,000	134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%	03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%	03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	167
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	2,200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	8,600	(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	87,500	5,440

Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	50,000	(165)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	15,000	106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	17,000	(27)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	9,800	(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430)%	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	7,500	85
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	8,000	(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	10,000	(12)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	3,500	221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	10,000	701
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	10,000	246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	25,000	383
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	5,800	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	10,000	648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	12,800	898

Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	33,280	(21)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	47,600	37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	8,000	36
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	10,000	135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(50)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	25,900	(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007	20,000	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	12/20/2007	25,000	134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%	03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008	10,000	(57)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008	10,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	25,000	361

Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	40,000	1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100)%	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080)%	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	25,000	334
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	35,000	(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	10,000	59
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	1,295
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120)%	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200)%	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130)%	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	25,200	403
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	5,000	(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	5,100	316
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	10,000	73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	(3)

Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	23,580	(58)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	14,300	(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,500	(6)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190)%	03/20/2010	9,700	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	11,500	47
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(114)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	9,600	57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165)%	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160)%	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	24,270	(157)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	10,000	(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	10,000	63
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	10,000	(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3

Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	35,000	612

						$55,255

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)

Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	258,300	40,448
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	100,500	(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009	1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009	188,200	4,851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010	300,000	824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037	24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038	36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009	500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN 190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	375,200	(2,506)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	287,970	17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	937,000	26,268
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,568

						$182,424

(o)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(p)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call—CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call—CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call—CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put—CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,092
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	384,000	1,788	2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(q)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Pylon Ltd.	6.224%	12/18/2008	07/17/2007	346	359	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%
				$36,610	$40,768	0.04%

(r)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3)	Market value includes $54,867 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)
Buy	EUR	190,838	10/2007	3,237	0	3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128

Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer of PIMCO Funds (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable for Semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 10, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 10, 2007